UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

ITEM 1.                SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

August 31, 2008

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
U.S. Large Company Portfolio
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
T.A. U.S. Core Equity 2 Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
T.A.World ex U.S. Core Equity Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
DFA International Value ex Tobacco Portfolio
International Vector Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Core Equity Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
U.S. Social Core Equity 2 Portfolio
Emerging Markets Social Core Equity Portfolio
CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
Tax-Managed DFA International Value Portfolio
Tax-Managed U.S. Equity Portfolio
LWAS/DFA International High Book to Market Portfolio
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note
Subsequent Event Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series

1

The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series
The Tax-Managed U.S. Equity Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note
Subsequent Event Note

Dimensional Emerging Markets Value Fund Inc.

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note
Subsequent Event Note

2

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depository Receipt
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Federal Guaranty Insurance Corporation
FSA	Financial Security Assurance
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NVDR	Non-Voting Depository Receipt
PLC	Public Liability Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
STRB	Special Tax Revenue Bond
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
●	Security is being fair valued as of August 31, 2008.
(r)	The adjustable rate shown is effective as of August 31, 2008.
(t)	Face Amount Denominated in Australian Dollars.
(c)	Face Amount Denominated in Canadian Dollars.
(d)	Face Amount Denominated in Denmark Krone.
(e)	Face Amount Denominated in Euro.
(g)	Face Amount Denominated in Great British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(z)	Face Amount Denominated in New Zealand Dollars.
(n)	Face Amount Denominated in Norwegian Krone.
(s)	Face Amount Denominated in Swedish Krona.
(f)	Face Amount Denominated in Swiss Francs.
(u)	Face Amount Denominated in United States Dollars.
–	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE COMPANY PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$3,405,520,751
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $3,005,517,079)##	$3,405,520,751

ENHANCED U.S. LARGE COMPANY PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Enhanced U.S. Large Company Series of
The DFA Investment Trust Company	31,628,092	$256,187,545
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $251,701,779)##		$256,187,545

U.S. LARGE CAP VALUE PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	373,826,607	$7,270,927,506
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $6,882,239,143)##		$7,270,927,506

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (81.5%)
Consumer Discretionary — (12.6%)
*	1-800-FLOWERS.COM, Inc.	24,345	$149,478
*	4Kids Entertainment, Inc.	6,167	55,996
*	99 Cents Only Stores	170,700	1,461,192
*	A.C. Moore Arts & Crafts, Inc.	28,364	213,865
	Aaron Rents, Inc.	76,518	2,185,354
*	AbitibiBowater Canada, Inc.	13,520	88,962
*	Acme Communications, Inc.	656	748
	Acme United Corp.	291	4,001
	Ah Belo Corp.	22,070	107,039
	Aldila, Inc.	8,764	33,040
*	Alloy, Inc.	33,679	241,815
	American Axle & Manufacturing Holdings, Inc.	89,841	436,627
	American Greetings Corp. Class A	38,000	611,040
* #	America's Car-Mart, Inc.	19,896	376,233
* #	AnnTaylor Stores Corp.	103,470	2,512,252
#	Arctic Cat, Inc.	22,483	232,249
#	ArvinMeritor, Inc.	122,312	1,835,903
	Asbury Automotive Group, Inc.	18,700	227,018
*	Ashworth, Inc.	10,579	31,102
*	ATC Technology Corp.	27,749	672,081
*	Audiovox Corp. Class A	9,742	95,082
* #	AutoNation, Inc.	167,867	1,905,290
* #	Avatar Holdings, Inc.	15,235	484,321
*	Bakers Footwear Group, Inc.	4,801	15,075
*	Ballantyne of Omaha, Inc.	22,459	96,798
#	Barnes & Noble, Inc.	89,500	2,213,335
#	Bassett Furniture Industries, Inc.	25,823	265,460
	Beasley Broadcast Group, Inc.	9,053	27,521
	Beazer Homes USA, Inc.	95,100	661,896
	Belo Corp. Class A	147,465	1,080,918
* #	Big Lots, Inc.	900	26,613
#	Blockbuster, Inc. Class A	325,951	782,282
*	Blockbuster, Inc. Class B	83,976	155,356
*	Bluegreen Corp.	29,048	332,309
	Blyth, Inc.	63,115	997,848
	Bob Evans Farms, Inc.	32,600	915,082
#	Bon-Ton Stores, Inc.	43,715	174,860
	Books-A-Million, Inc.	37,363	252,200
#	Borders Group, Inc.	10,100	70,700
#	Brookfield Homes Corp.	65,175	836,195
	Brown Shoe Company, Inc.	91,656	1,393,171
#	Brunswick Corp.	142,759	1,968,647
* #	Cabela's, Inc.	107,600	1,318,100

1

*	Cache, Inc.	23,200	271,672
*	California Coastal Communities, Inc.	8,814	23,269
	Callaway Golf Co.	111,990	1,520,824
	Carmike Cinemas, Inc.	21,745	114,596
*	Carriage Services, Inc.	36,140	157,209
*	Casual Male Retail Group, Inc.	113,361	433,039
	Cato Corp. Class A	22,100	389,181
*	Cavalier Homes, Inc.	8,200	19,270
*	Cavco Industries, Inc.	18,565	649,961
* #	Champion Enterprises, Inc.	102,730	502,350
*	Charlotte Russe Holding, Inc.	50,778	599,688
*	Charming Shoppes, Inc.	12,500	67,500
*	Cheesecake Factory, Inc.	61,700	948,329
* #	Chicos FAS, Inc.	155,649	893,425
	Christopher & Banks Corp.	37,492	360,673
	Churchill Downs, Inc.	22,720	1,009,222
#	Cinemark Holdings, Inc.	46,626	684,936
#	Citadel Broadcasting Co.	61,700	61,700
	Coachmen Industries, Inc.	9,533	17,255
* #	Coldwater Creek, Inc.	83,600	608,608
	Collectors Universe, Inc.	11,197	87,337
#	Columbia Sportswear Co.	51,500	2,080,085
*	Concord Camera Corp.	1,728	5,098
* #	Conn's, Inc.	56,476	1,079,821
#	Cooper Tire & Rubber Co.	88,900	849,884
	Courier Corp.	11,249	240,729
* #	Cox Radio, Inc.	48,380	539,437
	CSS Industries, Inc.	7,200	191,880
*	Culp, Inc.	18,935	139,740
* #	Cumulus Media, Inc. Class A	28,900	135,541
*	Cybex International, Inc.	29,042	97,581
* #	dELiA*s, Inc.	5,390	13,421
*	Design Within Reach, Inc.	14,231	58,774
* #	DG Fastchannel, Inc.	29,777	700,653
*	Diedrich Coffee, Inc.	1,706	3,199
#	Dillards, Inc. Class A	93,214	1,190,343
#	Dineequity, Inc.	15,600	309,816
*	Dixie Group, Inc.	2,833	21,672
#	Dover Motorsports, Inc.	17,300	86,327
*	DSW, Inc.	8,800	127,864
#	E.W. Scripps Co.	53,833	391,366
*	Eddie Bauer Holdings, Inc.	13,522	84,377
*	Emerson Radio Corp.	1,000	1,100
	Emmis Communications Corp. Class A	18,473	40,456
	Entercom Communications Corp.	19,177	117,171
*	Entravision Communications Corp.	50,794	162,541
* ●	Federal-Mogul Corp.	98,700	—
	Finish Line, Inc. Class A	64,599	781,002
*	Finlay Enterprises, Inc.	3,300	990
	Fisher Communications, Inc.	16,949	589,317
	Foot Locker, Inc.	169,515	2,761,399
*	Franklin Covey Co.	26,350	235,832
*	Franklin Electronic Publishers, Inc.	2,819	4,933
	Fred's, Inc.	97,335	1,364,637
*	Full House Resorts, Inc.	13,700	22,262

2

	Furniture Brands International, Inc.	77,700	695,415
*	GameTech International, Inc.	1,700	6,613
* #	Gander Mountain Co.	40,086	141,103
* #	Gaylord Entertainment Co.	64,950	2,250,517
* #	Genesco, Inc.	35,947	1,316,020
*	G-III Apparel Group, Ltd.	28,479	527,146
*	Gottschalks, Inc.	6,300	9,261
#	Gray Television, Inc.	25,500	62,730
* #	Great Wolf Resorts, Inc.	27,600	144,348
#	Group 1 Automotive, Inc.	56,527	1,196,111
*	Hampshire Group, Ltd.	1,200	10,200
#	Handleman Co.	9,400	18,142
#	Harte-Hanks, Inc.	59,303	732,392
*	Hartmarx Corp.	7,200	17,856
	Haverty Furniture Co., Inc.	41,670	460,037
*	Hawk Corp.	308	7,392
*	Hayes Lemmerz International, Inc.	60,225	152,369
#	Hearst-Argyle Television, Inc.	57,647	1,141,411
*	Heelys, Inc.	22,101	112,052
*	Helen of Troy, Ltd.	56,856	1,367,387
*	Hollywood Media Corp.	29,152	79,876
* #	Home Solutions of America, Inc.	8,920	5,709
*	Hot Topic, Inc.	115,246	715,678
* #	Hovnanian Enterprises, Inc. Class A	98,780	705,289
* #	Iconix Brand Group, Inc.	74,900	968,457
*	Image Entertainment, Inc.	5,600	6,552
*	Infosonics Corp.	700	420
*	Interstate Hotels & Resorts, Inc.	53,918	141,804
* #	Isle of Capri Casinos, Inc.	27,443	196,492
	J. Alexander's Corp.	4,455	27,220
*	Jakks Pacific, Inc.	20,099	501,470
* #	Jarden Corp.	100,061	2,568,566
*	Jo-Ann Stores, Inc.	44,351	1,107,444
	Johnson Outdoors, Inc.	951	14,664
	Jones Apparel Group, Inc.	172,483	3,425,512
* #	Jos. A. Bank Clothiers, Inc.	16,500	428,835
#	Journal Communications, Inc. Class A	60,137	307,300
	Journal Register Co.	18,215	191
#	KB Home	123,200	2,562,560
	Kenneth Cole Productions, Inc. Class A	27,354	439,305
	Kimball International, Inc. Class B	18,729	197,216
* #	Kona Grill, Inc.	5,700	39,615
	K-Swiss, Inc. Class A	36,955	633,778
*	Lakeland Industries, Inc.	11,774	150,589
*	Lakes Entertainment, Inc.	59,021	387,178
	Landry's Restaurants, Inc.	10,400	200,304
*	Lazare Kaplan International, Inc.	2,217	17,847
	La-Z-Boy, Inc.	61,461	465,260
*	Leapfrog Enterprises, Inc.	21,100	179,350
*	Lear Corp.	55,700	699,592
#	Lee Enterprises, Inc.	63,950	239,813
#	Leggett & Platt, Inc.	149,747	3,340,856
#	Lennar Corp. Class A	123,400	1,622,710
* #	Lenox Group, Inc.	7,200	1,152
	Libbey, Inc.	24,257	225,590

3

*	Liberty Media Holding Corp. Capital Class A	41,896	680,810
#	Lifetime Brands, Inc.	11,389	110,359
*	Lin TV Corp.	15,000	92,250
*	Lincoln Educational Services	7,465	112,199
#	Lithia Motors, Inc. Class A	7,362	35,706
*	Live Nation, Inc.	120,600	1,935,630
*	Lodgian, Inc.	10,400	87,984
*	Luby's, Inc.	47,173	350,024
#	M/I Homes, Inc.	36,899	660,861
* #	MarineMax, Inc.	10,100	79,992
*	McCormick & Schmick's Seafood Restaurants, Inc.	27,578	270,540
	MDC Holdings, Inc.	52,042	2,157,141
#	Media General, Inc. Class A	54,360	668,628
*	Meritage Homes Corp.	66,400	1,555,088
	Modine Manufacturing Co.	48,924	773,978
* #	Mohawk Industries, Inc.	66,266	4,575,667
	Monaco Coach Corp.	13,745	32,851
	Monro Muffler Brake, Inc.	19,113	396,212
*	Morton's Restaurant Group, Inc.	43,762	315,524
*	Mothers Work, Inc.	9,496	144,434
	Movado Group, Inc.	35,223	816,821
* #	MTR Gaming Group, Inc.	30,660	125,399
*	Multimedia Games, Inc.	35,239	178,309
*	Nathan's Famous, Inc.	789	12,592
	National Presto Industries, Inc.	6,146	475,209
#	Nautilus Group, Inc.	100,700	535,724
*	Navarre Corp.	7,100	11,502
	New Frontier Media, Inc.	57,229	221,476
*	New Motion, Inc.	5,688	22,752
*	New York & Co., Inc.	54,000	637,200
	Noble International, Ltd.	23,646	141,876
*	Office Depot, Inc.	171,500	1,207,360
	OfficeMax, Inc.	37,100	454,104
#	Orleans Homebuilders, Inc.	14,969	73,348
	O'Charleys, Inc.	11,200	112,112
*	Outdoor Channel Holdings, Inc.	47,715	381,243
	Oxford Industries, Inc.	41,411	946,241
*	Pacific Sunwear of California, Inc.	109,700	694,401
* #	Palm Harbor Homes, Inc.	23,110	207,990
*	PC Mall, Inc.	28,576	273,472
	Pennichuck Corp.	416	9,664
#	Penske Automotive Group, Inc.	188,700	2,500,275
*	Perry Ellis International, Inc.	37,335	636,935
*	Phoenix Footwear Group, Inc.	562	596
#	Pier 1 Imports, Inc.	69,853	308,750
* #	Pinnacle Entertainment, Inc.	55,070	610,726
* #	Playboy Enterprises, Inc. Class B	47,093	200,616
*	Proliance International, Inc.	9,561	11,282
*	Quiksilver, Inc.	210,396	1,622,153
* #	R.H. Donnelley Corp.	37,400	140,250
*	Radio One, Inc. Class D	45,409	43,139
*	Rainmaker Systems, Inc.	25,900	77,700
*	RC2 Corp.	48,618	1,223,715
	RCN Corp.	28,343	392,834
*	Red Lion Hotels Corp.	24,058	205,215

4

* #	Red Robin Gourmet Burgers, Inc.	13,500	360,450
	Regis Corp.	70,051	1,923,600
*	Rent-A-Center, Inc.	51,600	1,169,256
*	Retail Ventures, Inc.	56,871	266,156
*	Rocky Brands, Inc.	6,284	32,740
*	Rubio's Restaurants, Inc.	10,040	59,136
#	Ruby Tuesday, Inc.	135,400	946,446
	Russ Berrie & Co., Inc.	14,060	106,715
#	Ryland Group, Inc.	91,700	2,125,606
*	Saga Communications, Inc. Class A	41,049	258,198
#	Saks, Inc.	68,500	780,900
	Salem Communications Corp.	6,363	12,090
	Scholastic Corp.	21,300	555,930
	Service Corp. International	143,900	1,469,219
* #	Sharper Image Corp.	5,949	113
	Shiloh Industries, Inc.	22,466	191,410
*	Shoe Carnival, Inc.	33,209	541,971
*	Silverleaf Resorts, Inc.	4,600	8,694
	Sinclair Broadcast Group, Inc. Class A	92,078	652,833
*	Skechers U.S.A., Inc. Class A	69,330	1,325,590
	Skyline Corp.	19,716	450,905
	Sonic Automotive, Inc.	63,339	681,528
* #	Source Interlink Companies, Inc.	20,700	25,875
*	Spanish Broadcasting System, Inc.	14,010	5,744
	Spartan Motors, Inc.	29,498	139,526
	Speedway Motorsports, Inc.	69,512	1,538,301
*	Sport Chalet, Inc. Class A	7,107	24,519
#	Sport Supply Group, Inc.	18,157	221,515
	Stage Stores, Inc.	56,007	891,631
	Standard Motor Products, Inc.	9,875	68,236
#	Standard Pacific Corp.	140,450	449,440
	Stanley Furniture, Inc.	7,292	60,159
	Stein Mart, Inc.	13,882	54,834
*	Steinway Musical Instruments, Inc.	19,798	572,360
*	Steven Madden, Ltd.	16,911	425,312
#	Stewart Enterprises, Inc.	49,400	462,384
*	Stoneridge, Inc.	40,840	518,668
	Sturm Ruger & Co., Inc.	19,170	139,941
#	Superior Industries International, Inc.	31,600	555,212
	Superior Uniform Group, Inc.	5,139	53,240
*	Syms Corp.	5,305	88,700
#	Systemax, Inc.	36,850	568,227
#	Talbots, Inc.	40,500	553,635
	Tandy Brand Accessories, Inc.	4,881	27,822
* #	Tarragon Corp.	13,400	12,864
*	Tenneco Automotive, Inc.	59,100	863,451
	The Marcus Corp.	43,718	751,075
#	The Men's Wearhouse, Inc.	82,200	1,800,180
#	The Pep Boys - Manny, Moe & Jack	28,400	249,920
* #	The Steak n Shake Co.	80,156	623,614
*	Timberland Co. Class A	43,500	733,410
* #	Toll Brothers, Inc.	173,000	4,304,240
*	Trans World Entertainment Corp.	15,200	43,928
* #	Trump Entertainment Resorts, Inc.	7,900	9,638
*	TRW Automotive Holdings Corp.	102,321	1,962,517

5

*	Tuesday Morning Corp.	29,843	125,639
*	Unifi, Inc.	75,294	300,423
	Unifirst Corp.	23,690	1,019,381
* #	Universal Electronics, Inc.	18,367	481,583
* #	Vail Resorts, Inc.	34,000	1,495,660
* #	Valassis Communications, Inc.	133,699	1,258,108
*	ValueVision Media, Inc. Class A	57,319	134,126
	Virco Manufacturing Corp.	14,205	61,934
*	Voyager Learning Co.	2,600	12,350
*	Warnaco Group, Inc.	31,716	1,635,594
*	Wells-Gardner Electronics Corp.	2,693	3,487
*	West Marine, Inc.	5,653	27,982
	Wyndham Worldwide Corp.	190,385	3,670,623
#	Xerium Technologies, Inc.	10,400	80,184
* #	Zale Corp.	72,700	1,985,437
Total Consumer Discretionary			159,928,016

Consumer Staples — (3.8%)
*	Alliance One International, Inc.	79,200	318,384
#	American Italian Pasta Co.	3,600	47,160
#	Andersons, Inc.	16,457	739,907
	B&G Foods, Inc.	15,100	121,706
* #	BJ's Wholesale Club, Inc.	27,900	1,061,037
#	Cal-Maine Foods, Inc.	700	27,643
* #	Caribou Coffee Co.	8,292	25,954
	Casey's General Stores, Inc.	86,244	2,501,076
	CCA Industries, Inc.	354	2,262
*	Central Garden & Pet Co.	60,504	339,427
*	Central Garden & Pet Co. Class A	135,648	718,934
#	Chiquita Brands International, Inc.	69,852	1,025,427
	Coffee Holding Co, Inc.	2,527	4,953
*	Collective Brands, Inc.	46,700	678,084
*	Constellation Brands, Inc. Class A	172,100	3,633,031
	Corn Products International, Inc.	36,880	1,651,855
*	Craft Brewers Alliance, Inc.	5,134	17,918
	Del Monte Foods Co.	251,799	2,145,327
*	Elizabeth Arden, Inc.	48,345	989,139
	Farmer Brothers Co.	26,805	698,538
*	Hain Celestial Group, Inc.	67,169	1,745,722
	Imperial Sugar Co.	25,070	351,732
	Ingles Market, Inc. Class A	21,110	521,628
#	Inter Parfums, Inc.	24,510	347,797
	J & J Snack Foods Corp.	17,325	583,679
	J.M. Smucker Co.	53,410	2,896,424
	Lance, Inc.	40,907	838,184
	Longs Drug Stores Corp.	61,590	4,412,924
	Mannatech, Inc.	20,954	92,826
* #	Maui Land & Pineapple Co., Inc.	12,780	342,887
	MGP Ingredients, Inc.	36,148	178,210
*	Monterey Pasta Co.	1,400	2,898
#	Nash Finch Co.	17,000	692,240
*	Natural Alternatives International, Inc.	6,368	49,288
* #	Natural Health Trends Corp.	3,000	2,070
*	Omega Protein Corp.	15,861	215,392
*	Parlux Fragrances, Inc.	57,863	406,777

6

	PepsiAmericas, Inc.	38,400	899,712
#	Pilgrim's Pride Corp.	68,900	884,676
*	Prestige Brands Holdings, Inc.	135,194	1,284,343
	PriceSmart, Inc.	4,712	100,130
* #	Rite Aid Corp.	174,400	211,024
	Ruddick Corp.	61,438	1,956,186
#	Sanderson Farms, Inc.	34,177	1,172,613
*	Sanfilippo (John B.) & Son, Inc.	17,226	164,336
	Seaboard Corp.	540	700,380
* #	Smart Balance, Inc.	13,059	83,578
* #	Smithfield Foods, Inc.	167,724	3,372,930
	Spartan Stores, Inc.	1,197	27,220
* #	Spectrum Brands, Inc.	51,600	87,720
	Tasty Baking Co.	3,760	15,792
*	TreeHouse Foods, Inc.	65,340	1,813,838
#	Universal Corp.	34,300	1,780,856
	Weis Markets, Inc.	44,689	1,691,479
*	Winn-Dixie Stores, Inc.	102,045	1,440,875
Total Consumer Staples			48,116,128

Energy — (6.0%)
*	Allis-Chalmers Energy, Inc.	112,217	1,622,658
*	American Oil & Gas, Inc.	19,800	56,826
*	Aventine Renewable Energy Holdings, Inc.	97,620	624,768
*	Basic Energy Services, Inc.	69,175	2,021,985
*	Boots & Coots International Well Control, Inc.	61,100	186,355
*	Brigham Exploration Co.	78,384	1,063,671
* #	Bristow Group, Inc.	40,633	1,656,607
*	Bronco Drilling Co., Inc.	34,944	553,862
* #	Cal Dive International, Inc.	97,300	1,123,815
*	Callon Petroleum Co.	60,428	1,200,704
	Cimarex Energy Co.	82,697	4,592,991
*	Clayton Williams Energy, Inc.	11,032	892,930
*	Complete Production Services, Inc.	68,418	2,021,752
*	Comstock Resources, Inc.	43,070	2,796,966
*	Credo Petroleum Corp.	197	2,110
* #	Edge Petroleum Corp.	26,042	118,752
*	Encore Acquisition Co.	33,250	1,714,370
*	Endeavour International Corp.	72,500	124,700
*	EXCO Resources, Inc.	124,900	3,307,352
* #	Exterran Holdings, Inc.	26,088	1,192,482
*	Forest Oil Corp.	38,921	2,215,383
*	Geokinetics, Inc.	12,017	235,293
*	Geomet, Inc.	76,878	536,608
* #	Grey Wolf, Inc.	300,382	2,616,327
	Gulf Island Fabrication, Inc.	22,298	960,375
*	Gulfmark Offshore, Inc.	39,160	1,961,916
*	Gulfport Energy Corp.	12,900	172,086
* #	Harvest Natural Resources, Inc.	34,000	376,720
* #	Hercules Offshore, Inc.	33,973	749,784
*	HKN, Inc.	12,256	115,452
*	Hornbeck Offshore Services, Inc.	44,091	1,942,649
*	Infinity, Inc.	8,200	6,970
*	Mariner Energy, Inc.	87,107	2,533,943
*	Meridian Resource Corp.	156,278	423,513

7

*	Mitcham Industries, Inc.	9,601	146,703
*	Natural Gas Services Group	16,082	417,167
* #	Newpark Resources, Inc.	133,311	1,143,808
*	OMNI Energy Services Corp.	53,908	237,195
	Overseas Shipholding Group, Inc.	39,100	2,805,034
* #	Parker Drilling Co.	148,841	1,379,756
	Patterson-UTI Energy, Inc.	5,400	153,468
#	Penn Virginia Corp.	27,300	1,806,714
*	Petroleum Development Corp.	25,245	1,534,644
*	PHI, Inc. Non-Voting	24,327	934,400
*	Pioneer Drilling Co.	84,590	1,417,728
*	Quest Resource Corp.	35,778	172,092
	Rowan Companies, Inc.	43,811	1,618,378
* #	Royale Energy, Inc.	1,700	12,189
*	SEACOR Holdings, Inc.	27,241	2,401,294
*	Stone Energy Corp.	78,580	3,745,951
*	Swift Energy Corp.	66,131	3,088,979
* #	Teton Energy Corp.	15,979	64,715
	Tidewater, Inc.	46,400	2,815,088
* #	Trico Marine Services, Inc.	37,800	897,750
* #	TXCO Resources, Inc.	1,161	14,060
*	Union Drilling, Inc.	47,925	681,494
*	Unit Corp.	32,200	2,180,906
#	USEC, Inc.	112,000	645,120
*	Whiting Petroleum Corp.	33,000	3,175,920
	World Fuel Services Corp.	46,471	1,338,830
Total Energy			76,552,058

Financials — (18.9%)
	1st Source Corp.	47,885	1,040,541
	21st Century Holding Co.	15,840	106,286
	Abigail Adams National Bancorp, Inc.	500	2,875
#	Abington Bancorp, Inc.	49,424	488,803
	Advanta Corp. Class A	27,202	177,357
	Advanta Corp. Class B	87,910	670,753
	Affirmative Insurance Holdings, Inc.	9,009	54,324
*	Allegheny Corp.	8,392	2,685,440
* #	Alphatec Holdings, Inc.	18,063	86,522
*	AmComp, Inc.	15,009	180,108
#	Amcore Financial, Inc.	38,396	337,503
	American Bancorp of New Jersey, Inc.	10,666	112,740
#	American Capital, Ltd.	188,801	4,104,534
	American Equity Investment Life Holding Co.	28,700	263,753
	American Financial Group, Inc.	124,282	3,545,765
	American National Insurance Co.	10,400	992,680
#	American West Bancorporation	24,764	42,594
* #	AmeriCredit Corp.	174,100	1,841,978
	Ameris Bancorp	22,783	273,852
*	Amerisafe, Inc.	30,716	567,939
* #	AmeriServe Financial, Inc.	31,596	89,417
#	Anchor Bancorp Wisconsin, Inc.	36,473	280,113
*	Argo Group International Holdings, Ltd.	11,199	420,970
	Arrow Financial Corp.	9,418	232,436
#	Asset Acceptance Capital Corp.	51,350	556,634
#	Associated Banc-Corp.	118,535	2,074,363

8

	Atlantic Coast Federal Corp.	18,858	148,978
*	B of I Holding, Inc.	9,141	57,497
	Baldwin & Lyons, Inc. Class B	4,725	100,737
	BancFirst Corp.	25,646	1,234,598
#	BancorpSouth, Inc.	66,900	1,540,038
#	BancTrust Financial Group, Inc.	11,903	100,461
	Bank Mutual Corp.	69,265	834,643
* #	Bank of Florida Corp.	11,246	89,293
	Bank of Granite Corp.	31,554	241,704
	Bank of the Ozarks, Inc.	38,400	859,008
#	BankAtlantic Bancorp, Inc. Class A	34,800	64,728
	BankFinancial Corp.	55,074	821,704
#	BankUnited Financial Corp. Class A	17,900	21,301
#	Banner Corp.	26,912	284,460
	Benjamin Franklin Bancorp, Inc.	300	3,615
	Berkshire Hills Bancorp, Inc.	21,597	574,480
	Beverly Hills Bancorp, Inc.	23,819	32,632
* #	BGC Partners, Inc. Class A	35,269	232,423
#	Boston Private Financial Holdings, Inc.	46,900	419,286
*	Broadopoint Securities Group, Inc.	700	2,345
	Brookline Bancorp, Inc.	94,339	969,805
#	Cadence Financial Corp.	24,171	222,131
#	Capital City Bank Group, Inc.	16,160	391,557
#	Capital Corp. of the West	13,542	43,064
	Capital Southwest Corp.	7,995	1,071,650
#	Capitol Bancorp, Ltd.	27,520	422,982
	Cardinal Financial Corp.	57,427	487,555
	Cascade Financial Corp.	1,919	17,616
	Cash America International, Inc.	26,800	1,109,252
#	Cathay General Bancorp	73,169	1,416,552
	Center Bancorp, Inc.	19,587	207,035
	Center Financial Corp.	29,694	399,978
*	Central Jersey Bancorp	1,284	10,002
#	Central Pacific Financial Corp.	48,000	571,200
	Chemical Financial Corp.	40,496	1,167,500
	Cincinnati Financial Corp.	53,627	1,589,504
	Citizens Community Bancorp, Inc.	6,167	48,966
	Citizens First Bancorp, Inc.	7,000	30,520
#	Citizens Republic Bancorp, Inc.	108,914	399,714
* #	Citizens, Inc.	67,300	479,176
	City Holding Co.	23,641	988,430
	City National Corp.	44,100	2,182,509
#	Clifton Savings Bancorp, Inc.	4,525	49,866
*	CNA Surety Corp.	74,616	1,199,079
#	CoBiz Financial, Inc.	35,971	385,969
	Columbia Banking System, Inc.	30,554	427,756
#	Comerica, Inc.	140,100	3,935,409
* #	Community Bancorp	1,100	5,786
#	Community Bank System, Inc.	50,318	1,137,187
	Community Trust Bancorp, Inc.	25,201	845,242
	Compass Diversified Holdings	24,012	308,314
* #	CompuCredit Corp.	116,791	606,145
*	Conseco, Inc.	171,900	1,541,943
*	Consumer Portfolio Services, Inc.	16,258	34,955
*	Core-Mark Holding Co., Inc.	32,642	962,939

9

#	Corus Bankshares, Inc.	88,674	352,036
* #	Cowen Group, Inc.	38,082	349,593
*	Crescent Financial Corp.	10,577	68,010
#	CVB Financial Corp.	78,095	839,521
*	Dearborn Bancorp, Inc.	11,256	51,778
	Delphi Financial Group, Inc. Class A	78,606	2,108,999
#	Delta Financial Corp.	12,200	183
	Dime Community Bancshares	47,152	774,236
	Donegal Group, Inc. Class A	35,032	629,875
* #	E*TRADE Financial Corp.	146,900	470,080
	Eastern Insurance Holdings, Inc.	15,602	237,774
*	Encore Bancshares, Inc.	1,500	24,855
*	Encore Capital Group, Inc.	53,655	681,419
#	Enterprise Financial Services Corp.	13,351	250,465
	ESSA Bancorp, Inc.	48,323	646,562
#	F.N.B. Corp.	101,569	1,187,342
	FBL Financial Group, Inc. Class A	48,481	1,112,639
#	Federal Agriculture Mortgage Corp. Class C	6,700	196,310
	Fidelity National Financial, Inc.	210,510	2,953,455
	Fidelity Southern Corp.	517	2,042
#	Financial Federal Corp.	39,442	984,867
*	First Acceptance Corp.	48,413	158,795
	First American Corp.	86,100	2,175,747
	First Bancorp	23,903	358,545
#	First Busey Corp.	60,392	855,151
	First Business Financial Services, Inc.	400	6,636
	First Citizens BancShares, Inc.	3,500	519,470
#	First Commonwealth Financial Corp.	124,397	1,421,858
	First Community Bancshares, Inc.	10,341	330,188
	First Defiance Financial Corp.	4,297	70,428
#	First Federal Bancshares of Arkansas, Inc.	900	6,921
	First Federal of Northern Michigan Bancorp, Inc.	600	2,940
#	First Financial Bancorp	79,665	1,037,238
	First Financial Corp.	21,514	892,401
	First Financial Holdings, Inc.	25,670	560,633
	First Merchants Corp.	8,750	168,788
*	First Mercury Financial Corp.	45,596	671,629
#	First Midwest Bancorp, Inc.	82,073	1,836,794
	First Niagara Financial Group, Inc.	172,435	2,579,628
	First Place Financial Corp.	3,800	38,608
* #	First Regional Bancorp	17,668	90,460
	First Security Group, Inc.	1,200	9,468
#	First South Bancorp, Inc.	1,788	31,594
#	First State Bancorporation	31,800	181,578
*	FirstCity Financial Corp.	10,830	67,579
* #	FirstFed Financial Corp.	2,100	32,970
	FirstMerit Corp.	105,428	2,133,863
#	Flagstar Bancorp, Inc.	102,600	454,518
	Flushing Financial Corp.	36,157	628,770
	FNB United Corp.	9,654	72,598
*	Forestar Real Estate Group, Inc.	500	10,080
*	FPIC Insurance Group, Inc.	13,855	715,749
* #	Franklin Credit Management Corp.	500	200
#	Frontier Financial Corp.	42,741	476,562
#	Fulton Financial Corp.	163,595	1,743,923

10

#	Gateway Financial Holdings, Inc.	20,653	142,299
	German American Bancorp, Inc.	6,133	79,668
	Glacier Bancorp, Inc.	50,756	1,082,118
#	Great Southern Bancorp, Inc.	17,767	184,244
#	Greene Bancshares, Inc.	34,406	531,573
*	Guaranty Bancorp	91,682	516,170
*	Hallmark Financial Services, Inc.	45,558	420,500
#	Hanmi Financial Corp.	33,160	169,448
	Hanover Insurance Group, Inc.	54,950	2,595,289
	Harleysville Group, Inc.	51,342	1,862,174
#	Harleysville National Corp.	58,765	863,846
* #	Harris & Harris Group, Inc.	70,615	516,902
	HCC Insurance Holdings, Inc.	114,700	2,888,146
#	Heartland Financial USA, Inc.	14,838	319,462
	Hercules Technology Growth Capital, Inc.	13,995	145,688
	Heritage Commerce Corp.	21,379	256,976
	Hilb Rogal Hamilton Co.	62,074	2,827,471
*	Hilltop Holdings, Inc.	87,477	910,636
#	Home Bancshares, Inc.	32,891	790,380
	Home Federal Bancorp, Inc.	38,113	419,243
	HopFed Bancorp, Inc.	326	3,941
	Horace Mann Educators Corp.	32,800	488,720
#	Horizon Financial Corp.	19,195	156,439
#	Huntington Bancshares, Inc.	121,707	890,895
#	IBERIABANK Corp.	26,985	1,463,397
#	Imperial Capital Bancorp, Inc.	1,100	9,834
	Independence Holding Co.	22,198	291,682
	Independent Bank Corp. (MA)	27,886	771,327
	Independent Bank Corp. (MI)	38,878	288,086
	Infinity Property & Casualty Corp.	12,200	567,300
	Integra Bank Corp.	33,898	217,286
	International Bancshares Corp.	91,206	2,356,763
	Intervest Bancshares Corp.	5,200	41,392
*	Investors Bancorp, Inc.	108,101	1,581,518
#	Irwin Financial Corp.	43,400	169,694
	Janus Capital Group, Inc.	32,401	873,855
	K-Fed Bancorp	11,684	118,476
*	Knight Capital Group, Inc.	41,900	722,356
*	LaBranche & Co., Inc.	28,200	181,326
	Lakeland Bancorp, Inc.	46,446	548,063
	Lakeland Financial Corp.	19,726	401,819
#	LandAmerica Financial Group, Inc.	8,400	143,976
	Legacy Bancorp, Inc.	15,762	217,358
	LNB Bancorp, Inc.	3,087	26,517
#	Macatawa Bank Corp.	27,620	223,446
	MainSource Financial Group, Inc.	57,351	1,038,627
* #	Marlin Business Services, Inc.	7,765	59,325
	MB Financial, Inc.	57,857	1,610,160
#	MBT Financial Corp.	18,608	84,666
	MCG Capital Corp.	74,087	257,823
	Meadowbrook Insurance Group, Inc.	86,642	580,501
	Medallion Financial Corp.	14,851	154,153
	Mercantile Bank Corp.	1,470	12,657
	Mercer Insurance Group, Inc.	16,248	269,717
	Mercury General Corp.	41,365	2,107,133

11

* #	Meridian Interstate Bancorp, Inc.	1,000	9,640
	MicroFinancial, Inc.	600	2,592
#	Midwest Banc Holdings, Inc.	43,394	241,705
*	Move, Inc.	1,191	3,216
#	Nara Bancorp, Inc.	63,619	696,628
#	National Financial Partners Corp.	1,600	32,272
#	National Penn Bancshares, Inc.	172,975	2,470,083
*	Navigators Group, Inc.	28,635	1,500,474
	NBT Bancorp, Inc.	54,085	1,356,993
	Nelnet, Inc. Class A	40,177	631,582
*	New Century Bancorp, Inc.	700	6,489
	New England Bancshares, Inc.	4,879	50,522
	New Hampshire Thrift Bancshares, Inc.	500	4,850
	New Westfield Financial, Inc.	54,459	556,571
	NewAlliance Bancshares, Inc.	215,412	2,953,299
	NewBridge Bancorp	6,871	41,157
*	Newstar Financial, Inc.	71,937	633,046
* #	NexCen Brands, Inc.	26,103	9,666
*	Nexity Financial Corp.	300	627
	Northeast Community Bancorp, Inc.	4,438	44,824
	Northwest Bancorp, Inc.	80,914	2,244,554
	OceanFirst Financial Corp.	20,498	369,989
*	Ocwen Financial Corp.	101,851	709,901
	Odyssey Re Holdings Corp.	78,806	2,975,715
#	Old National Bancorp	112,828	1,966,592
	Old Republic International Corp.	214,377	2,343,141
#	Old Second Bancorp, Inc.	11,950	202,314
#	Pacific Capital Bancorp	79,230	1,165,473
	Pacific Mercantile Bancorp	12,372	84,130
#	PacWest Bancorp	26,500	601,020
#	Park National Corp.	22,587	1,384,583
#	Patriot Capital Funding, Inc.	6,615	49,083
#	Peapack-Gladstone Financial Corp.	1,700	49,861
*	Penn Treaty American Corp.	39,401	88,258
*	Penson Worldwide, Inc.	55,892	941,780
	Peoples Bancorp, Inc.	17,503	359,512
*	Pico Holdings, Inc.	32,002	1,524,575
* #	Pinnacle Financial Partners, Inc.	41,822	1,058,933
*	Piper Jaffray Companies, Inc.	6,200	235,662
*	PMA Capital Corp. Class A	14,834	140,775
#	PMI Group, Inc.	11,400	40,926
#	Preferred Bank	1,400	13,678
	Presidential Life Corp.	13,605	244,890
*	ProAssurance Corp.	29,800	1,606,220
#	Prosperity Bancshares, Inc.	95,483	3,052,592
	Protective Life Corp.	87,959	3,192,032
#	Provident Bankshares Corp.	22,328	172,819
#	Provident Financial Holdings, Inc.	1,200	7,608
	Provident Financial Services, Inc.	90,200	1,375,550
#	Provident New York Bancorp	67,590	935,446
	PSB Holdings, Inc.	599	4,972
	QC Holdings, Inc.	25,151	159,206
	Rainier Pacific Financial Group, Inc.	6,279	46,088
#	Reinsurance Group of America, Inc.	60,713	2,923,938
	Renasant Corp.	53,516	1,011,988

12

	Resource America, Inc.	33,164	409,575
* #	Rewards Network, Inc.	45,119	227,851
	Riverview Bancorp, Inc.	9,519	61,969
	RLI Corp.	37,171	2,078,231
#	Rockville Financial, Inc.	17,072	247,032
*	Rodman & Renshaw Capital Group, Inc.	14,022	34,915
#	Roma Financial Corp.	11,090	168,457
	Rome Bancorp, Inc.	4,039	43,621
#	S&T Bancorp, Inc.	32,161	1,079,323
	Safety Insurance Group, Inc.	28,249	1,214,707
	Sanders Morris Harris Group, Inc.	31,354	329,217
#	Sandy Spring Bancorp, Inc.	27,857	498,640
#	SCBT Financial Corp.	9,099	307,819
*	Seabright Insurance Holdings	50,551	613,689
#	Seacoast Banking Corp. of Florida	29,750	261,205
#	Security Bank Corp.	10,500	39,795
	Selective Insurance Group, Inc.	79,738	1,924,875
	SI Financial Group, Inc.	3,329	31,958
#	Sierra Bancorp	8,968	141,694
*	Signature Bank	27,050	799,869
	Simmons First National Corp. Class A	22,728	645,930
#	Smithtown Bancorp, Inc.	6,900	131,169
	Somerset Hills Bancorp	527	4,769
#	South Financial Group, Inc.	106,009	720,861
	Southern Community Financial Corp.	9,370	45,632
*	Southern Connecticut Bancorp, Inc.	500	3,425
*	Southern First Bancshares, Inc.	600	6,762
#	Southside Bancshares, Inc.	15,563	338,495
	Southwest Bancorp, Inc.	38,385	646,403
*	Specialty Underwriters’ Alliance, Inc.	1,400	7,350
	StanCorp Financial Group, Inc.	27,600	1,352,676
	State Auto Financial Corp.	68,489	2,114,255
#	State Bancorp, Inc.	10,321	153,267
#	StellarOne Corp.	30,561	513,119
	Sterling Bancorp	23,007	358,679
	Sterling Bancshares, Inc.	123,754	1,217,739
#	Sterling Financial Corp.	24,066	245,233
	Stewart Information Services Corp.	11,600	217,036
* #	Stifel Financial Corp.	21,907	895,339
*	Sun American Bancorp	320	646
*	Sun Bancorp, Inc.	34,868	411,442
* #	Superior Bancorp	2,593	17,425
#	Susquehanna Bancshares, Inc.	129,961	2,076,777
* #	Susser Holdings Corp.	15,800	295,618
	SWS Group, Inc.	33,260	671,187
#	Synovus Financial Corp.	349,698	3,217,222
	Taylor Capital Group, Inc.	10,757	116,498
#	TCF Financial Corp.	29,300	461,475
#	Temecula Valley Bancorp, Inc.	1,800	9,288
*	Texas Capital Bancshares, Inc.	64,987	1,014,447
*	The Bancorp, Inc.	4,300	19,780
#	The Colonial BancGroup, Inc.	105,600	667,392
	The Phoenix Companies, Inc.	44,900	534,759
* #	Thomas Weisel Partners Group, Inc.	29,322	179,451
#	TIB Financial Corp.	8,606	60,242

13

*	Tidelands Bancshares, Inc.	400	3,032
#	TierOne Corp.	9,048	51,121
	Tompkins Financial Corp.	9,700	439,216
	Transatlantic Holdings, Inc.	61,665	3,706,067
* #	Trenwick Group, Ltd.	38,857	12
* #	Triad Guaranty, Inc.	5,198	7,953
	Trico Bancshares	26,451	434,854
#	Trustmark Corp.	124,506	2,389,270
#	UCBH Holdings, Inc.	130,912	765,835
	UMB Financial Corp.	54,165	2,818,205
#	Umpqua Holdings Corp.	113,312	1,581,836
#	Union Bankshares Corp.	22,593	513,087
#	United Bankshares, Inc.	73,546	1,893,810
#	United Community Banks, Inc.	61,200	719,712
	United Community Financial Corp.	48,128	173,742
	United Financial Bancorp, Inc.	45,957	587,790
	United Fire & Casualty Co.	56,438	1,678,466
*	United PanAm Financial Corp.	5,500	20,405
	United Western Bancorp, Inc.	8,427	91,601
	Unitrin, Inc.	64,440	1,645,153
*	Universal American Corp.	62,500	823,125
#	Univest Corporation of Pennsylvania	20,588	594,787
#	ViewPoint Financial Group	22,899	375,315
#	Vineyard National Bancorp Co.	5,735	3,842
	W. R. Berkley Corp.	174,315	4,106,861
#	Washington Federal, Inc.	91,072	1,569,171
	Washington Trust Bancorp, Inc.	21,978	539,999
	Webster Financial Corp.	80,945	1,725,747
	Wesbanco, Inc.	51,915	1,286,454
	Wesco Financial Corp.	2,775	1,029,525
#	West Bancorporation	15,523	188,294
	West Coast Bancorp	32,661	358,618
* #	Western Alliance Bancorp	29,147	378,911
#	Whitney Holding Corp.	108,153	2,341,512
	Willow Financial Bancorp, Inc.	15,732	156,061
#	Wilshire Bancorp, Inc.	27,211	369,253
	Wintrust Financial Corp.	39,680	922,560
	Yadkin Valley Financial Corp.	5,357	87,587
	Zenith National Insurance Corp.	62,993	2,405,703
#	Zions Bancorporation	99,983	2,683,544
* #	ZipRealty, Inc.	25,024	113,359
Total Financials			241,275,976

Health Care — (6.6%)
*	Accelrys, Inc.	45,792	234,913
*	Achillion Pharmaceuticals, Inc.	14,700	38,514
*	Adolor Corp.	78,743	256,702
* #	Advanced Medical Optics, Inc.	84,994	1,838,420
*	Air Methods Corp.	5,600	161,672
*	Albany Molecular Research, Inc.	11,902	207,452
*	Alexza Pharmaceuticals, Inc.	5,255	27,904
*	Allied Healthcare International, Inc.	41,581	94,389
*	Allion Healthcare, Inc.	56,464	390,166
	Alpharma, Inc. Class A	75,028	2,678,500
*	Altus Pharmaceuticals, Inc.	400	636

14

*	America Services Group, Inc.	2,123	23,013
*	American Dental Partners, Inc.	38,067	475,838
*	AMICAS, Inc.	66,450	194,699
*	AMN Healthcare Services, Inc.	56,815	1,079,485
*	Amsurg Corp.	52,953	1,435,556
*	Anadys Pharmaceuticals, Inc.	1,900	5,016
	Analogic Corp.	22,247	1,506,122
*	AngioDynamics, Inc.	48,940	804,084
* #	APP Pharmaceuticals, Inc.	49,573	1,173,393
*	Apria Healthcare Group, Inc.	73,660	1,456,995
*	Arqule, Inc.	40,272	141,757
*	Assisted Living Concepts, Inc.	81,384	576,199
*	ATS Medical, Inc.	22,300	66,008
*	Avalon Pharmaceuticals, Inc.	7,173	3,946
*	Avigen, Inc.	9,382	38,279
*	BioScrip, Inc.	65,174	261,999
#	Brookdale Senior Living, Inc.	100,100	2,207,205
* #	Caliper Life Sciences, Inc.	80,521	240,758
	Cambrex Corp.	31,601	205,090
*	Cantel Medical Corp.	39,227	376,187
*	Capital Senior Living Corp.	58,236	458,317
*	Cardiac Science Corp.	31,674	324,659
* #	Celera Corp.	100,747	1,410,458
*	Cerus Corp.	15,300	68,238
*	Chad Therapeutics, Inc.	2,600	533
* #	Combinatorx, Inc.	30,924	97,720
*	Community Health Systems, Inc.	71,900	2,481,269
*	Conmed Corp.	36,375	1,162,545
*	Continucare Corp.	20,450	51,943
#	Cooper Companies, Inc.	72,600	2,673,858
*	CPEX Pharmaceuticals, Inc.	2,010	33,185
*	Cross Country Healthcare, Inc.	21,202	332,235
*	Cutera, Inc.	16,278	181,825
*	Cyclacel Pharmaceuticals, Inc.	16,800	28,224
*	Cytokinetics, Inc.	26,659	138,627
	Datascope Corp.	25,788	1,289,400
*	Digirad Corp.	32,221	50,909
* #	DUSA Pharmaceuticals, Inc.	4,400	7,304
*	Dynacq Healthcare, Inc.	1,090	5,287
*	Emergent Biosolutions, Inc.	22,000	304,920
* #	Emeritus Corp.	36,700	815,474
* #	ev3, Inc.	182,333	2,226,286
*	Evotec AG Sponsored ADR	8,064	32,659
*	Exactech, Inc.	1,659	42,918
*	Five Star Quality Care, Inc.	2,800	11,256
*	Genitope Corp.	22,156	1,108
*	Gentiva Health Services, Inc.	48,303	1,344,272
*	Greatbatch, Inc.	55,696	1,360,096
*	Hanger Orthopedic Group, Inc.	17,567	297,409
*	Harvard Bioscience, Inc.	27,078	124,017
*	Healthspring, Inc.	88,101	1,749,686
*	HealthStream, Inc.	13,052	37,459
*	HealthTronics, Inc.	62,080	261,978
#	Hill-Rom Holdings, Inc.	33,656	1,007,661
*	Hi-Tech Pharmacal Co., Inc.	19,131	179,257

15

*	Home Diagnostics, Inc.	10,977	113,392
* #	I-Flow Corp.	20,200	198,162
*	IntegraMed America, Inc.	13,755	112,378
	Invacare Corp.	54,482	1,385,477
*	Inverness Medical Innovations, Inc.	500	17,760
*	Invitrogen Corp.	38,446	1,632,417
*	Iridex Corp.	3,200	12,800
* #	Kindred Healthcare, Inc.	22,800	705,204
*	King Pharmaceuticals, Inc.	237,900	2,721,576
*	Langer, Inc.	742	742
*	Lannet Co., Inc.	12,534	43,242
*	Lexicon Pharmaceuticals, Inc.	141,366	262,941
* #	LifePoint Hospitals, Inc.	60,400	2,037,896
*	Magellan Health Services, Inc.	36,068	1,571,122
* #	Martek Biosciences Corp.	55,911	1,867,987
*	Matrixx Initiatives, Inc.	6,600	116,952
*	Maxygen, Inc.	62,533	308,288
*	MedCath Corp.	46,249	983,716
*	Medical Staffing Network Holdings, Inc.	13,798	37,117
* #	MediciNova, Inc.	602	2,318
*	MEDTOX Scientific, Inc.	2,300	40,204
*	Memry Corp.	21,000	52,500
#	Merge Healthcare, Inc.	22,300	28,098
* #	Molina Healthcare, Inc.	43,538	1,370,141
*	Nabi Biopharmaceuticals	47,178	271,745
#	National Healthcare Corp.	15,305	764,791
* #	Neogen Corp.	2,254	58,762
*	Neurocrine Biosciences, Inc.	34,200	176,814
* #	Neurogen Corp.	9,284	2,785
*	Novacea, Inc.	20,616	48,448
* #	NovaMed, Inc.	41,145	184,330
*	Novavax, Inc.	36,900	101,844
*	Nutraceutical International Corp.	18,530	227,548
*	Odyssey Healthcare, Inc.	55,644	541,973
	Omnicare, Inc.	130,300	4,202,175
*	Orchid Cellmark, Inc.	18,000	58,860
*	Osteotech, Inc.	32,404	169,473
	Owens & Minor, Inc.	9,300	428,916
*	Par Pharmaceutical Companies, Inc.	83,930	1,195,163
*	PDI, Inc.	10,330	76,959
	PerkinElmer, Inc.	62,800	1,784,148
	Perrigo Co.	3,944	138,001
*	Pharmanet Development Group, Inc.	32,661	852,452
*	PharMerica Corp.	7,845	185,691
*	Prospect Medical Holdings, Inc.	6,100	13,725
*	Providence Service Corp.	19,886	254,740
*	Regeneration Technologies, Inc.	156,186	1,465,025
*	RehabCare Group, Inc.	30,690	562,855
*	Res-Care, Inc.	49,553	953,400
* #	Rochester Medical Corp.	10,706	144,424
* #	Rotech Healthcare, Inc.	3,820	267
* #	Salix Pharmaceuticals, Ltd.	66,933	455,144
*	SciClone Pharmaceuticals, Inc.	20,700	30,843
#	Sciele Pharma, Inc.	61,672	1,188,419
*	SRI/Surgical Express, Inc.	1,900	7,315

16

	Steris Corp.	75,048	2,759,515
*	Strategic Diagnostics, Inc.	12,459	30,026
*	Sunrise Senior Living, Inc.	65,932	1,340,398
*	Symmetry Medical, Inc.	57,810	994,910
*	Synovis Life Technologies, Inc.	5,048	110,854
*	Theragenics Corp.	28,260	94,671
*	Thoratec Corp.	49,159	1,309,596
	Trimeris, Inc.	12,310	49,979
*	Urologix, Inc.	6,800	12,036
* #	Vanda Pharmaceuticals, Inc.	5,400	6,048
* #	Vical, Inc.	64,906	208,348
*	ViroPharma, Inc.	116,807	1,711,223
* #	Vital Images, Inc.	47,974	753,192
	Vital Signs, Inc.	16,703	1,233,517
*	Watson Pharmaceuticals, Inc.	83,600	2,533,916
	Young Innovations, Inc.	7,900	161,871
* #	Zoll Medical Corp.	4,326	150,415
Total Health Care			84,423,869

Industrials — (13.0%)
	A.O. Smith Corp.	37,110	1,527,819
*	AAR Corp.	65,810	1,044,405
	ABM Industries, Inc.	84,881	2,230,673
*	Acco Brands Corp.	50,000	424,500
*	Accuride Corp.	30,600	44,676
*	AGCO Corp.	500	30,815
* #	Airtran Holdings, Inc.	132,300	317,520
	Alamo Group, Inc.	8,855	185,335
* #	Alaska Air Group, Inc.	64,680	1,358,927
	Albany International Corp. Class A	45,052	1,381,745
	Alexander & Baldwin, Inc.	53,656	2,400,033
*	Allied Defense Group, Inc.	14,134	101,058
*	Allied Waste Industries, Inc.	257,013	3,454,255
*	Amerco, Inc.	33,471	1,395,071
	American Railcar Industries, Inc.	35,457	574,758
#	American Woodmark Corp.	13,078	310,733
	Ameron International Corp.	15,328	1,791,230
	Ampco-Pittsburgh Corp.	10,700	464,808
* #	Amrep Corp.	5,136	277,344
#	Apogee Enterprises, Inc.	26,400	528,000
	Applied Industrial Technologies, Inc.	20,925	609,127
	Applied Signal Technologies, Inc.	20,392	337,488
*	Argon ST, Inc.	35,520	886,934
#	Arkansas Best Corp.	52,432	1,815,196
* #	Arotech Corp.	12,475	18,214
* #	Astec Industries, Inc.	19,937	685,833
* #	Avis Budget Group, Inc.	60,900	464,058
*	Axsys Technologies, Inc.	1,583	107,533
*	Baldwin Technology Co., Inc. Class A	23,738	75,012
#	Barnes Group, Inc.	88,396	2,132,112
	Barrett Business Services, Inc.	16,204	234,958
*	Beacon Roofing Supply, Inc.	41,617	677,525
	Belden, Inc.	54,900	2,017,026
#	BlueLinx Holdings, Inc.	56,717	408,930
	Bowne & Co., Inc.	50,022	605,266

17

	Brady Co. Class A	63,400	2,327,414
	Briggs & Stratton Corp.	84,509	1,267,635
*	BTU International, Inc.	15,023	147,075
* #	Builders FirstSource, Inc.	51,402	260,608
#	C&D Technologies, Inc.	35,146	270,273
*	Cano Petroleum, Inc.	10,000	31,700
	Cascade Corp.	19,640	1,018,923
*	Casella Waste Systems, Inc. Class A	40,827	543,407
*	CBIZ, Inc.	55,608	472,668
	CDI Corp.	34,368	862,637
*	Celadon Group, Inc.	19,193	247,014
	CIRCOR International, Inc.	28,420	1,712,589
*	Columbus McKinnon Corp.	31,466	858,707
	Comfort Systems USA, Inc.	60,640	924,154
*	Commercial Vehicle Group, Inc.	41,653	426,527
*	Competitive Technologies, Inc.	1,700	4,250
* #	Consolidated Graphics, Inc.	18,841	732,350
*	Cornell Companies, Inc.	18,233	494,661
*	Covenant Transport Group Class A	4,900	21,511
*	CPI Aerostructures, Inc.	3,100	24,955
*	CRA International, Inc.	13,520	539,313
	Cubic Corp.	33,679	932,572
	Curtiss-Wright Corp.	22,800	1,228,236
* #	Dollar Thrifty Automotive Group, Inc.	12,700	59,055
	DRS Technologies, Inc.	30,800	2,452,296
	Ducommun, Inc.	28,042	742,272
#	Eagle Bulk Shipping, Inc.	21,072	557,776
*	Eagle Test Systems, Inc.	37,550	532,459
	Electro Rent Corp.	65,798	896,169
* #	EMCOR Group, Inc.	96,333	3,282,065
#	Encore Wire Corp.	63,442	1,209,839
* #	Energy Conversion Devices, Inc.	25,985	1,953,292
*	EnerSys	80,743	2,270,493
	Ennis, Inc.	68,695	1,134,154
*	EnPro Industries, Inc.	27,800	1,171,770
*	Esterline Technologies Corp.	47,971	2,709,882
*	Exponent, Inc.	7,700	236,852
*	ExpressJet Holdings, Inc.	38,400	7,680
	Federal Signal Corp.	79,347	1,271,932
*	First Advantage Corp.	4,100	68,593
* #	Flanders Corp.	42,806	300,070
#	Freightcar America, Inc.	10,570	390,773
* #	Frontier Airlines Holdings, Inc.	26,095	7,307
	G & K Services, Inc. Class A	26,556	915,916
	GATX Corp.	48,450	2,123,564
*	Gehl Co.	5,100	76,857
*	Genesee & Wyoming, Inc.	35,800	1,539,758
*	GP Strategies Corp.	28,291	258,297
	Granite Construction, Inc.	35,200	1,291,136
*	Great Lakes Dredge & Dock Corp.	8,977	67,238
#	Greenbrier Companies, Inc.	39,859	799,173
*	Griffon Corp.	79,371	972,295
	Hardinge, Inc.	36,596	590,659
#	Heico Corp.	7,500	267,225
	Heico Corp. Class A	8,500	244,800

18

#	Heidrick & Struggles International, Inc.	15,650	475,134
*	Henry Bros. Electronics, Inc.	2,367	15,267
*	Herley Industries, Inc.	6,985	134,112
*	Hertz Global Holdings, Inc.	100,000	951,000
#	HNI Corp.	9,000	208,260
*	HQ Sustainable Maritime Industries, Inc.	4,520	32,228
*	Hudson Highland Group, Inc.	72,058	663,654
*	Huttig Building Products, Inc.	12,659	27,470
*	ICF International, Inc.	200	3,694
*	ICT Group, Inc.	37,203	301,344
	IKON Office Solutions, Inc.	165,200	2,859,612
* #	Innovative Solutions & Support, Inc.	9,200	55,108
*	Insituform Technologies, Inc. Class A	64,446	1,183,229
	Insteel Industries, Inc.	16,286	278,491
*	Integrated Electrical Services, Inc.	7,361	157,599
*	Interline Brands, Inc.	89,323	1,433,634
*	Intersections, Inc.	21,230	227,798
*	JetBlue Airways Corp.	102,245	620,627
*	Kadant, Inc.	24,300	569,835
	Kaman Corp. Class A	41,767	1,259,275
*	Kansas City Southern	58,100	2,988,083
	Kelly Services, Inc. Class A	54,811	1,060,045
	Kennametal, Inc.	38,600	1,359,878
*	Key Technology, Inc.	1,000	28,560
*	Kforce, Inc.	87,865	938,398
	L.S. Starrett Co. Class A	2,000	52,480
*	Layne Christensen Co.	27,150	1,489,992
*	LECG Corp.	66,140	539,041
*	LMI Aerospace, Inc.	10,125	238,849
	LSI Industries, Inc.	47,273	407,966
*	Lydall, Inc.	19,946	233,169
*	M&F Worldwide Corp.	36,216	1,594,228
*	Mac-Gray Corp.	9,112	105,608
*	Magnetek, Inc.	50,297	231,366
*	Marten Transport, Ltd.	45,796	913,172
	McGrath Rentcorp.	39,808	1,134,528
* #	Medialink Worldwide, Inc.	9,800	1,960
* #	Mesa Air Group, Inc.	15,600	7,020
#	Met-Pro Corp.	25,037	365,039
*	MFRI, Inc.	10,985	123,801
*	Miller Industries, Inc.	10,200	85,374
*	Misonix, Inc.	3,187	8,701
* #	Mobile Mini, Inc.	59,461	1,271,276
*	Moog, Inc. Class A	34,459	1,633,357
	Mueller Industries, Inc.	66,485	1,864,904
	Mueller Water Products, Inc.	54,390	591,219
	Mueller Water Products, Inc. Class B	147,453	1,530,562
	NACCO Industries, Inc. Class A	11,323	1,330,905
	National Technical Systems, Inc.	8,021	40,025
*	Navigant Consulting, Inc.	54,700	946,857
*	NCI Building Systems, Inc.	34,828	1,333,216
* #	North America Galvanizing & Coatings, Inc.	3,197	32,737
*	Old Dominion Freight Line, Inc.	33,975	1,130,348
*	On Assignment, Inc.	50,573	477,915
#	Oshkosh Truck Corp. Class B	66,300	1,022,346

19

*	Owens Corning, Inc.	119,800	2,897,962
*	P.A.M. Transportation Services, Inc.	14,880	219,182
*	Paragon Technologies, Inc.	836	4,765
*	Park-Ohio Holdings Corp.	24,180	471,752
#	Pentair, Inc.	47,100	1,730,925
*	PGT, Inc.	57,312	292,291
* #	PHH Corp.	91,639	1,397,495
* #	Pinnacle Airlines Corp.	2,100	9,996
*	Plug Power, Inc.	106,418	288,393
	Portec Rail Products, Inc.	11,368	124,593
*	Powell Industries, Inc.	10,068	444,804
*	Power-One, Inc.	20,328	45,738
	Quanex Building Products Corp.	33,489	551,229
*	RCM Technologies, Inc.	9,315	25,244
	Regal-Beloit Corp.	52,817	2,479,758
*	Republic Airways Holdings, Inc.	20,900	180,576
*	Rush Enterprises, Inc. Class A	32,267	425,602
*	Rush Enterprises, Inc. Class B	1,650	21,434
	Ryder System, Inc.	56,502	3,645,509
*	Saia, Inc.	5,410	104,305
	Schawk, Inc.	45,201	712,368
* #	School Specialty, Inc.	24,981	761,921
*	SIFCO Industries, Inc.	3,698	37,720
#	Simpson Manufacturing Co., Inc.	80,100	2,226,780
	Skywest, Inc.	103,125	1,762,406
*	SL Industries, Inc.	5,300	69,960
*	Sparton Corp.	5,298	21,987
*	Spherion Corp.	28,700	148,666
	Standard Register Co.	35,546	402,381
	Standex International Corp.	32,887	822,175
*	Sterling Construction Co., Inc.	9,516	175,570
	Sypris Solutions, Inc.	16,301	36,677
	TAL International Group, Inc.	55,053	1,353,203
	Technology Research Corp.	4,545	10,681
	Tecumseh Products Co. Class A	6,200	163,618
*	Tecumseh Products Co. Class B	2,200	55,682
	Tennant Co.	1,669	51,989
	Timken Co.	87,400	2,824,768
#	Titan International, Inc.	35,500	949,270
*	TRC Companies, Inc.	17,900	63,187
	Tredegar Industries, Inc.	20,400	403,920
*	Trex Co., Inc.	14,230	263,967
#	Trinity Industries, Inc.	6,700	241,066
	Triumph Group, Inc.	28,019	1,533,760
* #	TRM Corp.	5,405	1,486
*	TrueBlue, Inc.	40,360	669,572
	Twin Disc, Inc.	14,192	260,707
*	U.S. Home Systems, Inc.	2,015	8,040
#	UAL Corp.	70,000	777,700
*	United Rentals, Inc.	134,323	2,174,689
*	United Stationers, Inc.	38,587	1,913,143
	Universal Forest Products, Inc.	45,926	1,508,669
*	URS Corp.	69,600	3,338,016
*	US Airways Group, Inc.	2,400	20,376
*	USA Truck, Inc.	16,459	302,846

20

	Viad Corp.	34,105	1,066,804
*	Volt Information Sciences, Inc.	48,739	683,321
	Wabash National Corp.	74,010	643,147
#	Watts Water Technologies, Inc.	65,414	1,859,720
*	WCA Waste Corp.	26,251	131,255
	Werner Enterprises, Inc.	119,942	2,735,877
*	Westaff, Inc.	9,981	7,885
* #	YRC Worldwide, Inc.	127,623	2,309,976
Total Industrials			166,108,543

Information Technology — (14.6%)
*	3Com Corp.	255,961	542,637
*	Access Integrated Technologies, Inc.	16,900	28,223
*	Actel Corp.	55,901	770,316
*	ActivIdentity Corp.	58,323	156,306
#	Acxiom Corp.	73,932	1,068,317
*	Adaptec, Inc.	179,748	681,245
* #	ADC Telecommunications, Inc.	160,133	1,641,363
*	Advanced Energy Industries, Inc.	73,148	1,179,877
* #	Advanced Micro Devices, Inc.	353,900	2,226,031
* #	Advanced Photonix, Inc.	3,200	6,080
*	Aehr Test Systems	3,806	16,632
*	Aetrium, Inc.	10,867	40,751
	Agilysys, Inc.	24,993	325,159
*	Airspan Networks, Inc.	30,700	14,429
	Alliance Semiconductor Corp.	6,850	6,645
	American Software, Inc. Class A	38,542	228,939
*	Amtech Systems, Inc.	25,458	285,384
*	Anaren, Inc.	8,900	94,518
*	Applied Micro Circuits Corp.	51,913	413,227
* #	Ariba, Inc.	73,067	1,076,277
*	Arris Group, Inc.	265,380	2,510,495
*	Arrow Electronics, Inc.	148,301	4,922,110
	Astro-Med, Inc.	500	4,680
*	Autobytel, Inc.	28,100	32,877
* #	Avid Technology, Inc.	77,500	1,801,100
*	Aviza Technology, Inc.	9,466	5,680
*	Avnet, Inc.	155,886	4,575,254
*	Avocent Corp.	70,300	1,649,941
	AVX Corp.	167,713	1,925,345
*	Aware, Inc.	39,947	126,233
*	Axcelis Technologies, Inc.	107,332	507,680
*	AXT, Inc.	50,751	183,211
	Bel Fuse, Inc. Class B	16,849	469,076
* #	Bell Microproducts, Inc.	8,573	18,861
*	Benchmark Electronics, Inc.	124,005	2,044,842
	Black Box Corp.	29,857	1,070,075
*	Bookham, Inc.	95,797	161,897
*	Borland Software Corp.	37,500	69,750
*	Bottomline Technologies, Inc.	36,340	418,637
*	Brocade Communications Systems, Inc.	975	7,235
*	Brooks Automation, Inc.	65,300	627,533
*	Cabot Microelectronics Corp.	40,029	1,545,920
* #	CACI International, Inc. Class A	50,884	2,577,275
*	CalAmp Corp.	33,748	67,496

21

*	California Micro Devices Corp.	61,493	199,237
*	CallWave, Inc.	34,213	79,716
*	Captaris, Inc.	39,843	159,372
*	Cascade Microtech, Inc.	11,648	69,073
*	Catalyst Semiconductor, Inc.	21,748	147,234
*	Catapult Communications Corp.	22,221	168,657
*	Centillium Communications, Inc.	13,700	10,138
*	CEVA, Inc.	33,915	322,193
* #	Checkpoint Systems, Inc.	67,815	1,443,781
*	Ciber, Inc.	29,100	227,853
*	Cirrus Logic, Inc.	158,165	982,205
*	CMGI, Inc.	85,044	1,002,669
#	Cognex Corp.	66,111	1,337,426
*	Coherent, Inc.	25,322	908,300
	Cohu, Inc.	54,221	905,491
*	CommScope, Inc.	2,512	123,013
*	Conexant Systems, Inc.	1,019	6,002
*	Convergys Corp.	114,969	1,695,793
*	CPI International, Inc.	20,576	294,237
*	Cray, Inc.	49,006	274,924
*	Credence Systems Corp.	59,485	67,218
	CTS Corp.	17,100	226,404
*	Cyberoptics Corp.	13,297	120,205
*	Cybersource Corp.	54,045	928,493
	Dataram Corp.	5,044	12,156
*	DDi Corp.	16,677	94,725
*	Digi International, Inc.	66,763	788,471
*	Digital Angel Corp.	11,320	5,785
*	Ditech Networks, Inc.	17,050	26,428
*	Dot Hill Systems Corp.	39,166	85,382
*	DSP Group, Inc.	40,667	315,169
*	Dycom Industries, Inc.	51,365	823,381
*	Dynamics Research Corp.	12,659	113,551
*	EarthLink, Inc.	18,923	176,362
*	EDCI Holdings, Inc.	979	4,075
*	Edgewater Technology, Inc.	13,658	67,607
*	EFJohnson Technologies, Inc.	11,000	19,800
*	Electro Scientific Industries, Inc.	14,500	207,205
*	Electroglas, Inc.	6,000	8,940
*	Electronics for Imaging, Inc.	93,862	1,557,171
* #	EMCORE Corp.	54,285	336,024
*	EMS Technologies, Inc.	26,526	623,096
*	Endwave Corp.	16,609	99,654
*	Entegris, Inc.	125,757	774,663
*	Entorian Technologies, Inc.	13,771	10,053
*	EPIQ Systems, Inc.	102,139	1,153,149
*	ePlus, Inc.	400	5,420
*	Euronet Worldwide, Inc.	4,400	82,676
*	Exar Corp.	77,466	599,587
*	Extreme Networks, Inc.	193,560	677,460
	Fair Isaac Corp.	2,200	50,820
*	Fairchild Semiconductor Corp. Class A	136,686	1,714,042
	Fidelity National Information Services, Inc.	167,600	3,662,060
*	FormFactor, Inc.	45,098	865,431
*	FortuNet, Inc.	10,899	52,315

22

	Frequency Electronics, Inc.	11,786	53,980
*	FSI International, Inc.	2,100	2,394
*	Gerber Scientific, Inc.	72,762	649,037
	Gevity HR, Inc.	27,700	228,525
*	Globecomm Systems, Inc.	18,306	186,721
* #	Glu Mobile, Inc.	2,299	8,207
*	Greenfield Online, Inc.	18,743	325,191
*	GSI Technology, Inc.	5,600	21,280
*	GTSI Corp.	7,053	48,666
*	Hackett Group, Inc.	42,104	269,466
*	Harris Stratex Networks, Inc. Class A	43,585	407,956
*	Hauppauge Digital, Inc.	2,458	3,441
*	hi/fn, Inc.	18,057	71,686
*	Hutchinson Technology, Inc.	33,100	479,619
*	Hypercom Corp.	71,050	323,278
*	I.D. Systems, Inc.	15,300	137,547
	iBasis, Inc.	18,185	66,557
*	Ikanos Communications	48,139	125,161
	Imation Corp.	59,208	1,257,578
*	InFocus Corp.	18,993	27,730
	InfoSpace, Inc.	75,729	886,029
*	Ingram Micro, Inc.	216,363	4,091,424
*	Insight Enterprises, Inc.	79,022	1,314,926
*	Integrated Device Technology, Inc.	162,030	1,715,898
*	Integrated Silicon Solution, Inc.	70,681	278,483
*	Intelli-Check, Inc.	200	450
*	Intelligent Systems Corp.	1,500	4,800
* #	Internap Network Services Corp.	37,283	115,204
*	International Rectifier Corp.	90,882	1,899,434
* #	Internet Brands, Inc.	2,500	17,475
*	Internet Capital Group, Inc.	25,149	212,509
*	Interphase Corp.	6,300	21,168
	Intersil Corp.	128,003	2,999,110
*	Interwoven, Inc.	76,911	1,132,130
*	Intest Corp.	500	675
*	Intevac, Inc.	57,571	586,073
*	IntriCon Corp.	600	3,498
*	iPass, Inc.	95,681	217,196
*	Ixia	114,375	993,919
*	IXYS Corp.	50,722	645,691
	Jabil Circuit, Inc.	205,300	3,461,358
* #	JDA Software Group, Inc.	51,429	937,551
* #	JDS Uniphase Corp.	238,888	2,427,102
*	Jupitermedia Corp.	16,137	18,880
	Keithley Instruments, Inc.	26,035	247,593
*	Kemet Corp.	40,200	65,124
*	Key Tronic Corp.	13,726	46,119
*	Keynote Systems, Inc.	15,371	215,501
*	Kopin Corp.	150,630	448,877
*	Kratos Defense & Security Solutions, Inc.	76,297	154,883
*	KVH Industries, Inc.	24,569	222,104
*	L-1 Identity Solutions, Inc.	136,972	2,257,299
*	Lattice Semiconductor Corp.	201,876	472,390
*	Lawson Software, Inc.	301,887	2,442,266
*	Leadis Technolgies, Inc.	11,900	11,662

23

*	LeCroy Corp.	15,528	129,348
*	Lionbridge Technologies, Inc.	88,076	280,962
*	Littlefuse, Inc.	32,600	1,156,648
*	LookSmart, Ltd.	40,152	130,092
*	Loral Space & Communications, Inc.	18,007	330,789
*	LTX Corp.	165,980	297,104
*	Management Network Group, Inc.	39,902	43,094
*	Mastec, Inc.	54,680	772,082
*	Mattson Technology, Inc.	127,060	648,006
#	Maximus, Inc.	26,791	991,267
	MedQuist, Inc.	5,372	26,162
* #	Mentor Graphics Corp.	84,418	1,029,900
*	Mercury Computer Systems, Inc.	51,734	478,540
*	Merix Corp.	17,800	33,108
	Methode Electronics, Inc.	56,400	619,836
*	Micron Technology, Inc.	533,700	2,262,888
*	Microtune, Inc.	29,053	107,787
*	MIPS Technologies, Inc.	123,831	492,847
*	MIVA, Inc.	11,200	11,536
*	MKS Instruments, Inc.	84,500	1,904,630
*	MoSys, Inc.	23,559	107,193
*	MPS Group, Inc.	70,300	809,856
*	MRV Communications, Inc.	25,238	34,324
*	MSC. Software Corp.	75,317	977,615
* #	Multi-Fineline Electronix, Inc.	42,014	716,759
*	Nanometrics, Inc.	25,318	91,904
*	Napco Security Systems, Inc.	17,262	70,947
*	Napster, Inc.	16,900	22,646
*	NCR Corp.	81,900	2,167,074
*	NetScout Systems, Inc.	25,330	377,417
*	Network Engines, Inc.	13,600	13,056
* #	Network Equipment Technologies, Inc.	34,300	111,818
*	Newport Corp.	20,088	188,225
*	Novatel Wireless, Inc.	28,844	179,698
*	Novell, Inc.	33,850	217,656
*	Nu Horizons Electronics Corp.	16,800	80,808
* #	OmniVision Technologies, Inc.	107,270	1,252,914
	Openwave Systems, Inc.	12,900	18,576
*	Oplink Communications, Inc.	54,098	710,848
*	OPNET Technologies, Inc.	32,539	431,142
*	Opnext, Inc.	168,722	1,069,697
*	Optelecom-NKF, Inc.	100	823
*	Optical Cable Corp.	4,643	32,130
*	OSI Systems, Inc.	29,964	695,464
* #	Palm, Inc.	113,121	962,660
*	PAR Technology Corp.	20,630	165,865
	Park Electrochemical Corp.	26,150	732,723
*	PC Connection, Inc.	20,354	154,487
	PC-Tel, Inc.	34,660	350,413
*	PDF Solutions, Inc.	31,667	201,085
	Pegasystems, Inc.	39,232	575,141
*	Perceptron, Inc.	15,125	112,076
*	Performance Technologies, Inc.	18,968	94,461
*	Pericom Semiconductor Corp.	41,396	564,641
*	Perot Systems Corp.	145,482	2,589,580

24

*	Pervasive Software, Inc.	22,726	100,676
*	Photon Dynamics, Inc.	15,000	228,300
*	Photronics, Inc.	19,300	63,111
*	Physicians Formula Holdings, Inc.	31,016	182,684
*	Planar Systems, Inc.	22,460	62,214
	Plantronics, Inc.	81,100	2,092,380
*	PLATO Learning, Inc.	34,531	64,228
*	Plexus Corp.	77,890	2,183,257
*	PLX Technology, Inc.	75,659	430,500
* #	Powerwave Technologies, Inc.	265,019	1,338,346
*	Presstek, Inc.	32,658	175,373
* ●	Price Communications Liquidation Trust	21,600	2,950
*	Quantum Corp.	259,224	458,826
*	Quest Software, Inc.	55,100	814,929
*	QuickLogic Corp.	10,000	15,300
*	RadiSys Corp.	53,085	587,651
*	RealNetworks, Inc.	269,022	1,783,616
	REMEC, Inc.	3,255	2,197
* #	RF Micro Devices, Inc.	464,312	1,801,531
*	RF Monolithics, Inc.	13,050	13,050
	Richardson Electronics, Ltd.	35,435	237,769
* #	Rofin-Sinar Technologies, Inc.	25,319	1,023,394
*	Rudolph Technologies, Inc.	46,989	396,587
*	S1 Corp.	94,279	719,349
*	Safeguard Scientifics, Inc.	66,500	95,095
*	Sanmina-SCI Corp.	305,286	717,422
*	ScanSource, Inc.	27,200	818,448
*	SCM Microsystems, Inc.	6,666	16,798
*	Seachange International, Inc.	75,124	644,564
*	Secure Computing Corp.	105,197	450,243
*	Semitool, Inc.	56,902	548,535
*	Semtech Corp.	66,483	983,284
*	SI International, Inc.	27,449	857,232
*	Silicon Image, Inc.	68,179	472,480
*	Silicon Storage Technology, Inc.	100,468	328,530
*	Skyworks Solutions, Inc.	273,925	2,657,073
* #	Smith Micro Software, Inc.	36,107	273,330
*	Soapstone Networks, Inc.	25,187	98,733
* #	Sonic Solutions, Inc.	24,569	114,246
*	SonicWALL, Inc.	110,220	720,839
*	Spansion, Inc.	173,988	391,473
*	Spectrum Control, Inc.	14,542	120,117
*	Standard Microsystems Corp.	39,457	1,152,934
	StarTek, Inc.	29,378	265,577
* #	STEC, Inc.	84,735	858,366
*	SumTotal Systems, Inc.	58,093	280,589
*	SupportSoft, Inc.	104,835	365,874
*	Sycamore Networks, Inc.	497,545	1,741,408
*	Sykes Enterprises, Inc.	69,856	1,406,900
*	Symmetricom, Inc.	77,803	382,791
* #	SYNNEX Corp.	53,338	1,226,241
*	Take-Two Interactive Software, Inc.	66,614	1,670,013
*	Tech Data Corp.	69,500	2,372,730
	Technitrol, Inc.	68,300	1,079,823
*	TechTeam Global, Inc.	20,053	171,052

25

*	Tekelec	110,070	1,806,249
*	Tellabs, Inc.	369,600	1,925,616
*	Telular Corp.	18,880	52,486
*	Teradyne, Inc.	121,900	1,137,327
*	Tessco Technologies, Inc.	4,495	66,166
* #	The Knot, Inc.	25,558	232,833
*	Think Partnership, Inc.	18,100	9,412
*	TIBCO Software, Inc.	321,665	2,634,436
*	Tollgrade Communications, Inc.	13,634	91,620
*	Track Data Corp.	4,385	8,112
*	Transact Technologies, Inc.	12,187	149,291
*	Trident Microsystems, Inc.	97,598	307,434
*	Triquint Semiconductor, Inc.	239,370	1,505,637
*	TTM Technologies, Inc.	71,070	851,419
*	Tumbleweed Communications Corp.	23,711	60,463
*	Ultra Clean Holdings, Inc.	52,400	381,472
*	Ultratech, Inc.	34,954	519,067
	United Online, Inc.	86,466	910,496
* #	UTStarcom, Inc.	230,557	751,616
* #	Veeco Instruments, Inc.	50,550	849,746
* #	VeriFone Holdings, Inc.	22,400	451,584
*	Vicon Industries, Inc.	4,600	24,955
*	Video Display Corp.	3,412	27,569
*	Vignette Corp.	14,730	200,770
*	Virage Logic Corp.	41,222	272,065
*	Vishay Intertechnology, Inc.	178,927	1,590,661
* #	Vitesse Semiconductor, Inc.	17,300	14,705
*	Website Pros, Inc.	64,311	388,438
*	Westell Technologies, Inc.	29,200	26,335
*	Wireless Telecom Group, Inc.	13,295	15,289
* #	WPCS International, Inc.	10,015	57,787
* #	X-Rite, Inc.	29,815	119,856
*	ZILOG, Inc.	8,724	30,360
*	Zones, Inc.	15,633	130,379
*	Zoran Corp.	85,059	757,025
*	Zygo Corp.	43,307	453,857
Total Information Technology			185,598,511

Materials — (5.4%)
	A. Schulman, Inc.	20,955	507,530
#	A.M. Castle & Co.	72,940	1,464,635
*	American Pacific Corp.	5,427	93,453
	Arch Chemicals, Inc.	41,969	1,540,262
	Ashland, Inc.	78,930	3,230,605
*	Basin Water, Inc.	18,667	32,667
	Bemis Co., Inc.	79,698	2,225,168
*	Brush Engineered Materials, Inc.	43,775	1,282,608
*	Buckeye Technologies, Inc.	94,712	872,298
*	BWAY Holding Co.	800	10,160
	Cabot Corp.	83,295	2,304,773
*	Caraustar Industries, Inc.	47,819	94,682
	Chemtura Corp.	249,538	1,644,455
	Chesapeake Corp.	9,200	11,592
* #	Coeur d’Alene Mines Corp.	348,266	623,396
*	Core Molding Technologies, Inc.	4,804	34,589

26

	Cytec Industries, Inc.	42,190	2,143,252
	Empire Resources, Inc.	9,798	34,293
#	Ferro Corp.	74,108	1,633,340
	Friedman Industries, Inc.	5,447	51,202
#	Georgia Gulf Corp.	93,200	314,084
	Gibraltar Industries, Inc.	68,516	1,473,779
	Glatfelter Co.	70,312	1,031,477
*	Graphic Packaging Holding Co.	210,900	601,065
*	H&E Equipment Services, Inc.	49,747	701,930
	H.B. Fuller Co.	95,744	2,496,046
* #	Headwaters, Inc.	101,700	1,565,163
*	ICO, Inc.	6,700	38,793
	Kaiser Aluminum Corp.	42,900	2,319,174
#	Kronos Worldwide, Inc.	7,100	116,653
	Louisiana-Pacific Corp.	128,538	1,251,960
	Lubrizol Corp.	33,300	1,764,567
*	Material Sciences Corp.	10,322	78,447
*	Maxxam, Inc.	2,600	49,400
	MeadWestavco Corp.	169,877	4,498,343
	Minerals Technologies, Inc.	31,680	2,080,742
* #	Mines Management, Inc.	19,839	41,464
*	Mod-Pac Corp.	823	3,391
	Myers Industries, Inc.	59,402	781,730
	Neenah Paper, Inc.	24,182	469,614
#	NL Industries, Inc.	82,068	863,355
	NN, Inc.	2,900	47,618
*	Northern Technologies International Corp.	3,000	39,540
*	Northwest Pipe Co.	14,371	832,512
*	OM Group, Inc.	30,100	1,116,710
	Penford Corp.	13,203	219,302
*	Peoplesupport, Inc.	16,544	201,010
*	PolyOne Corp.	155,511	1,276,745
	Quaker Chemical Corp.	14,530	430,088
	Rock-Tenn Co. Class A	64,211	2,355,259
*	Rockwood Holdings, Inc.	16,101	609,423
*	Rosetta Resources, Inc.	111,007	2,580,913
	Schweitzer-Maudoit International, Inc.	14,300	271,128
	Sensient Technologies Corp.	81,385	2,377,256
*	Smurfit-Stone Container Corp.	228,360	1,153,218
	Spartech Corp.	27,200	286,416
	Stepan Co.	15,008	882,921
* #	Stillwater Mining Co.	95,936	714,723
	Synalloy Corp.	2,623	40,158
#	Temple-Inland, Inc.	140,413	2,346,301
*	U.S. Concrete, Inc.	46,095	192,677
* #	U.S. Gold Corp.	60,063	75,679
* #	United States Lime & Minerals, Inc.	2,799	108,545
*	Universal Stainless & Alloy Products, Inc.	5,320	192,318
	Valspar Corp.	112,011	2,650,180
	Wausau Paper Corp.	63,333	545,297
#	Westlake Chemical Corp.	108,337	2,056,236
#	Worthington Industries, Inc.	138,618	2,439,677
Total Materials			68,417,987

27

Other — (0.0%)
* ●	DMRC Corp.	10,698	124,695

Telecommunication Services — (0.6%)
	Arbinet-thexchange, Inc.	42,814	166,546
	CenturyTel, Inc.	134,965	5,213,698
*	Cincinnati Bell, Inc.	85,400	333,060
#	Consolidated Communications Holdings, Inc.	27,117	409,738
	D&E Communications, Inc.	15,151	141,662
*	General Communications, Inc. Class A	50,489	511,958
	Hickory Tech Corp.	3,988	27,996
	IDT Corp.	8,600	13,330
#	IDT Corp. Class B	39,000	60,450
* #	LCC International, Inc. Class A	15,938	9,403
* #	Nextwave Wireless, Inc.	92,453	89,679
*	Occam Networks, Inc.	30,700	136,001
*	PAETEC Holding Corp.	44,223	145,936
	Shenandoah Telecommunications Co.	3,000	51,840
	SureWest Communications	6,900	82,041
	Telephone & Data Systems, Inc.	3,100	119,040
*	Xeta Corp.	9,261	30,191
Total Telecommunication Services			7,542,569

Utilities — (0.0%)
	Connecticut Water Services, Inc.	400	10,684
	Middlesex Water Co.	22,032	390,407
Total Utilities			401,091

TOTAL COMMON STOCKS			1,038,489,443

RIGHTS/WARRANTS — (0.0%)
*	PGT, Inc. Rights 09/04/08	842	758
*	Federal-Mogul Corp. Warrants 12/27/14	7,455	4,622
TOTAL RIGHTS/WARRANTS			5,380

TEMPORARY CASH INVESTMENTS — (0.5%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,691,696	6,691,696

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (18.0%)
§ @	DFA Short Term Investment Fund LP	$206,949	206,948,627

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $25,004,823 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 07/01/38, valued at $22,831,955) to be repurchased at $22,172,217	22,167	22,166,946

TOTAL SECURITIES LENDING COLLATERAL			229,115,573

TOTAL INVESTMENTS - (100.0%)
(Cost $1,344,289,398) ##			$1,274,302,092

28

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

U.S. SMALL CAP VALUE PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Small Cap Value Series of
The DFA Investment Trust Company	449,687,563	$7,725,632,332
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $8,055,648,140)##		$7,725,632,332

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.4%)
Consumer Discretionary — (10.8%)
*	1-800-FLOWERS.COM, Inc.	9,100	$55,874
*	4Kids Entertainment, Inc.	2,300	20,884
* #	99 Cents Only Stores	23,969	205,175
*	A.C. Moore Arts & Crafts, Inc.	3,300	24,882
	Aaron Rents, Inc.	16,530	472,097
	Aaron Rents, Inc. Class A	1,144	27,588
	Abercrombie & Fitch Co.	4,500	236,025
*	AbitibiBowater Canada, Inc.	2,236	14,713
*	Acme Communications, Inc.	2,301	2,623
	Acme United Corp.	1,000	13,750
	Advance Auto Parts, Inc.	20,650	888,776
* #	Aeropostale, Inc.	11,541	402,319
*	AFC Enterprises, Inc.	6,000	54,420
	Ah Belo Corp.	4,542	22,029
	Aldila, Inc.	1,600	6,032
*	Alloy, Inc.	5,707	40,976
*	Amazon.com, Inc.	34,880	2,818,653
	Ambassadors Group, Inc.	5,585	94,498
*	AMDL, Inc.	2,300	6,670
	American Axle & Manufacturing Holdings, Inc.	17,600	85,536
*	American Biltrite, Inc.	327	1,422
	American Eagle Outfitters, Inc.	44,611	671,396
	American Greetings Corp. Class A	9,000	144,720
*	America’s Car-Mart, Inc.	3,810	72,047
#	Ameristar Casinos, Inc.	15,008	248,232
*	AnnTaylor Stores Corp.	20,300	492,884
*	Apollo Group, Inc. Class A	16,700	1,063,456
	Arbitron, Inc.	4,206	201,720
#	Arctic Cat, Inc.	2,500	25,825
	Ark Restaurants Corp.	483	11,104
#	ArvinMeritor, Inc.	23,800	357,238
	Asbury Automotive Group, Inc.	7,700	93,478
*	Ashworth, Inc.	3,010	8,849
*	ATC Technology Corp.	7,400	179,228
*	Audiovox Corp. Class A	600	5,856
* #	AutoNation, Inc.	57,890	657,051
*	Autozone, Inc.	4,553	624,808
* #	Avatar Holdings, Inc.	2,634	83,735
*	Bakers Footwear Group, Inc.	600	1,884
*	Ballantyne of Omaha, Inc.	3,565	15,365
*	Bally Technologies, Inc.	4,000	136,920
#	Barnes & Noble, Inc.	17,932	443,458
*	Barry (R.G.) Corp.	3,400	25,466

1

	Bassett Furniture Industries, Inc.	3,800	39,064
	Beasley Broadcast Group, Inc.	1,050	3,192
	Bebe Stores, Inc.	31,609	306,607
* #	Bed Bath and Beyond, Inc.	40,200	1,232,532
	Belo Corp. Class A	26,410	193,585
*	Benihana, Inc.	1,044	7,308
*	Benihana, Inc. Class A	1,488	10,624
	Best Buy Co., Inc.	34,243	1,533,059
	Big 5 Sporting Goods Corp.	1,200	10,776
* #	Big Lots, Inc.	22,320	660,002
* #	BJ’s Restaurants, Inc.	8,400	97,776
	Black & Decker Corp.	8,300	524,975
#	Blockbuster, Inc. Class A	41,400	99,360
*	Blockbuster, Inc. Class B	19,013	35,174
* #	Blue Nile, Inc.	1,300	54,119
* #	Bluegreen Corp.	10,800	123,552
	Blyth, Inc.	11,500	181,815
	Bob Evans Farms, Inc.	7,810	219,227
#	Bon-Ton Stores, Inc.	3,000	12,000
	Books-A-Million, Inc.	4,080	27,540
	BorgWarner, Inc.	28,100	1,161,935
	Bowl America, Inc. Class A	400	5,400
#	Boyd Gaming Corp.	18,050	220,029
	Brinker International, Inc.	22,450	424,754
#	Brookfield Homes Corp.	9,200	118,036
	Brown Shoe Company, Inc.	13,825	210,140
	Brunswick Corp.	28,500	393,015
	Buckle, Inc.	7,650	397,800
* #	Buffalo Wild Wings, Inc.	4,800	173,184
* #	Build-A-Bear-Workshop, Inc.	6,400	47,488
#	Building Materials Holding Corp.	1,800	2,178
#	Bunge, Ltd.	13,200	1,179,552
	Burger King Holdings, Inc.	25,100	622,982
* #	Cabela’s, Inc.	21,234	260,116
	Cablevision Systems New York Group Class A	7,600	245,252
*	Cache, Inc.	4,500	52,695
* #	California Coastal Communities, Inc.	1,778	4,694
*	California Pizza Kitchen, Inc.	10,000	143,800
	Callaway Golf Co.	19,416	263,669
	Canterbury Park Holding Corp.	514	5,011
* #	Capella Education Co.	2,200	109,362
* #	Career Education Corp.	15,600	292,500
* #	CarMax, Inc.	29,506	436,689
	Carmike Cinemas, Inc.	2,600	13,702
	Carnival Corp.	67,760	2,511,186
*	Carriage Services, Inc.	6,149	26,748
*	Carter’s, Inc.	17,773	327,201
* #	Casual Male Retail Group, Inc.	11,500	43,930
	Cato Corp. Class A	8,900	156,729
*	Cavalier Homes, Inc.	3,130	7,355
*	Cavco Industries, Inc.	2,050	71,770
	CBRL Group, Inc.	5,879	151,913
	CBS Corp. Class A	5,004	81,015
	CBS Corp. Class B	72,134	1,167,128
*	CEC Entertainment, Inc.	6,794	232,762

2

	Centex Corp.	37,500	608,250
* #	Champion Enterprises, Inc.	22,200	108,558
* #	Charles and Colvard, Ltd.	1,585	999
*	Charlotte Russe Holding, Inc.	8,000	94,480
* #	Charter Communications, Inc.	60,334	63,351
* #	Cheesecake Factory, Inc.	21,494	330,363
#	Cherokee, Inc.	1,521	33,508
* #	Chicos FAS, Inc.	24,179	138,787
* #	Chipotle Mexican Grill, Inc.	1,400	97,048
*	Chipotle Mexican Grill, Inc. Class B	2,200	143,154
	Choice Hotels International, Inc.	15,200	410,248
	Christopher & Banks Corp.	10,400	100,048
*	Chromcraft Revington, Inc.	2,232	6,473
	Churchill Downs, Inc.	4,213	187,141
#	Cinemark Holdings, Inc.	21,951	322,460
	Circuit City Stores, Inc.	14,000	25,200
#	Citadel Broadcasting Co.	28,075	28,075
* #	Citi Trends, Inc.	3,800	78,356
#	CKE Restaurants, Inc.	12,400	158,472
*	CKX, Inc.	11,165	88,985
*	Coach, Inc.	40,360	1,170,036
	Coachmen Industries, Inc.	200	362
	Coast Distribution System, Inc.	890	2,848
	Cobra Electronics Corp.	1,135	3,303
*	Coinstar, Inc.	7,000	230,440
* #	Coldwater Creek, Inc.	32,400	235,872
#	Collectors Universe, Inc.	2,293	17,885
#	Columbia Sportswear Co.	11,900	480,641
	Comcast Corp. Class A	237,773	5,036,032
	Comcast Corp. Special Class A Non-Voting	106,977	2,261,494
*	Concord Camera Corp.	405	1,195
* #	Conn’s, Inc.	7,921	151,450
#	Cooper Tire & Rubber Co.	19,100	182,596
* #	Corinthian Colleges, Inc.	21,961	291,422
*	Cosi, Inc.	4,664	11,613
	Courier Corp.	4,572	97,841
* #	Cox Radio, Inc.	10,533	117,443
#	CPI Corp.	840	11,290
	Craftmade International, Inc.	822	3,452
* #	Crown Media Holdings, Inc.	16,074	80,852
	CSS Industries, Inc.	2,400	63,960
*	Culp, Inc.	3,600	26,568
* #	Cumulus Media, Inc. Class A	3,700	17,353
*	Cybex International, Inc.	7,361	24,733
*	Cycle Country Accessories Corp.	300	295
#	D.R. Horton, Inc.	65,700	818,622
#	Darden Restaurants, Inc.	9,600	281,184
*	Deckers Outdoor Corp.	1,602	182,131
	Decorator Industries, Inc.	300	720
* #	DEI Holdings, Inc.	400	572
* #	dELiA*s, Inc.	836	2,082
*	Delta Apparel, Inc.	1,328	9,230
*	Design Within Reach, Inc.	4,658	19,238
	DeVry, Inc.	11,200	577,696
*	DG Fastchannel, Inc.	5,774	135,862

3

*	Dick’s Sporting Goods, Inc.	18,100	414,309
*	Diedrich Coffee, Inc.	800	1,500
#	Dillards, Inc. Class A	20,995	268,106
#	Dineequity, Inc.	6,020	119,557
*	Discovery Holding Co. Class A	53,773	1,087,828
*	Discovery Holding Co. Class B	1,200	32,214
* #	DISH Network Corp.	18,020	508,344
	Disney (Walt) Co.	231,700	7,495,495
*	Dixie Group, Inc.	2,745	20,999
*	Dollar Tree, Inc.	23,790	912,584
*	Domino’s Pizza, Inc.	18,000	241,200
*	Dorman Products, Inc.	4,491	57,440
	Dover Downs Gaming & Entertainment, Inc.	2,650	21,226
	Dover Motorsports, Inc.	3,800	18,962
* #	DreamWorks Animation SKG, Inc.	18,300	583,404
* #	Drew Industries, Inc.	3,500	56,105
*	drugstore.com, Inc.	16,294	38,780
	DRYCLEAN USA, Inc.	100	89
#	E.W. Scripps Co.	8,366	60,821
#	Eastman Kodak Co.	57,200	926,068
*	Eddie Bauer Holdings, Inc.	700	4,368
	Educational Development Corp.	1,183	6,258
*	Einstein Noah Restaurant Group, Inc.	3,800	44,802
*	EMAK Worldwide, Inc.	322	293
*	Emerson Radio Corp.	4,100	4,510
	Emmis Communications Corp. Class A	6,900	15,111
* #	Enova Systems, Inc.	2,943	7,652
#	Entercom Communications Corp.	5,743	35,090
*	Entravision Communications Corp.	13,700	43,840
	Escalade, Inc.	1,800	5,310
#	Ethan Allen Interiors, Inc.	10,200	276,828
*	Expedia, Inc.	51,400	907,724
#	Family Dollar Stores, Inc.	30,300	755,076
*	Famous Dave’s of America, Inc.	1,779	16,545
#	Finish Line, Inc. Class A	18,023	217,898
*	Finlay Enterprises, Inc.	1,300	390
	Fisher Communications, Inc.	3,728	129,623
*	Flanigan’s Enterprises, Inc.	300	2,010
* #	Fleetwood Enterprises, Inc.	8,412	18,002
	Flexsteel Industries, Inc.	1,119	12,421
	Foot Locker, Inc.	49,200	801,468
* #	Ford Motor Co.	222,676	993,135
	Fortune Brands, Inc.	39,400	2,317,508
* #	Fossil, Inc.	17,695	529,434
*	Franklin Covey Co.	6,300	56,385
*	Franklin Electronic Publishers, Inc.	500	875
*	Frederick’s of Hollywood Group	775	717
#	Fred’s, Inc.	15,300	214,506
	Frisch’s Restaurants, Inc.	1,138	26,458
*	Fuel Systems Solutions, Inc.	3,550	183,996
*	Full House Resorts, Inc.	700	1,137
	Furniture Brands International, Inc.	17,500	156,625
* #	Gaiam, Inc.	3,100	39,463
*	GameStop Corp. Class A	15,462	678,318
*	GameTech International, Inc.	4,030	15,677

4

* #	Gaming Partners International Corp.	2,100	10,857
* #	Gander Mountain Co.	8,214	28,913
#	Gannett Co., Inc.	54,491	969,395
	Gap, Inc.	60,300	1,172,835
* #	Gaylord Entertainment Co.	10,910	378,031
#	General Motors Corp.	43,200	432,000
* #	Genesco, Inc.	4,600	168,406
* #	Gentek, Inc.	3,538	102,531
#	Gentex Corp.	30,800	490,644
#	Genuine Parts Co.	25,400	1,077,468
*	G-III Apparel Group, Ltd.	5,672	104,989
*	Goodyear Tire & Rubber Co.	55,059	1,079,707
* #	Gottschalks, Inc.	2,391	3,515
#	Gray Television, Inc.	11,200	27,552
#	Gray Television, Inc. Class A	300	1,050
* #	Great Wolf Resorts, Inc.	6,500	33,995
#	Group 1 Automotive, Inc.	8,300	175,628
* #	GSI Commerce, Inc.	9,900	159,192
#	Guess?, Inc.	16,400	611,228
* #	Gymboree Corp.	6,100	239,425
	H&R Block, Inc.	31,100	794,294
*	Hampshire Group, Ltd.	689	5,856
#	Handleman Co.	3,031	5,850
*	Hanesbrands, Inc.	16,200	386,208
	Harley-Davidson, Inc.	24,640	980,179
	Harman International Industries, Inc.	21,055	716,502
*	Harris Interactive, Inc.	7,500	12,675
#	Harte-Hanks, Inc.	22,500	277,875
*	Hartmarx Corp.	3,520	8,730
	Hasbro, Inc.	30,710	1,148,554
*	Hastings Entertainment, Inc.	1,400	11,130
	Haverty Furniture Co., Inc.	5,731	63,270
	Haverty Furniture Co., Inc. Class A	470	5,248
*	Hawk Corp.	1,965	47,160
*	Hayes Lemmerz International, Inc.	22,623	57,236
#	Hearst-Argyle Television, Inc.	15,760	312,048
*	Heelys, Inc.	2,900	14,703
*	Helen of Troy, Ltd.	10,447	251,250
* #	Hibbett Sporting Goods, Inc.	6,700	160,130
	Hillenbrand, Inc.	10,100	240,178
*	Hollywood Media Corp.	7,954	21,794
	Home Depot, Inc.	141,425	3,835,446
	Hooker Furniture Corp.	3,200	53,888
*	Hot Topic, Inc.	14,985	93,057
*	Hovnanian Enterprises, Inc. Class A	20,000	142,800
*	HSN, Inc.	12,325	180,561
* #	Iconix Brand Group, Inc.	18,300	236,619
#	Idearc, Inc.	10,660	17,589
	ILX Resorts, Inc.	300	645
*	Image Entertainment, Inc.	3,200	3,744
* #	Infosonics Corp.	2,200	1,320
	Interactive Data Corp.	23,287	700,939
	Interface, Inc. Class A	12,558	165,389
#	International Game Technology	21,586	462,588
#	International Speedway Corp. Class A	10,150	402,650

5

* #	Interpublic Group of Companies, Inc.	63,700	598,780
*	Interstate Hotels & Resorts, Inc.	11,100	29,193
*	Interval Leisure Group, Inc.	12,325	160,102
* #	iRobot Corp.	5,500	76,945
* #	Isle of Capri Casinos, Inc.	5,700	40,812
* #	ITT Educational Services, Inc.	3,100	275,621
	J. Alexander’s Corp.	1,500	9,165
* #	J. Crew Group, Inc.	7,900	208,639
	J.C. Penney Co., Inc.	41,656	1,623,334
*	Jack in the Box, Inc.	13,620	323,203
#	Jackson Hewitt Tax Service, Inc.	6,080	104,394
*	Jaclyn, Inc.	400	2,370
*	Jakks Pacific, Inc.	9,300	232,035
*	Jarden Corp.	25,358	650,940
*	Jennifer Convertibles, Inc.	500	625
* #	Jo-Ann Stores, Inc.	9,000	224,730
	Johnson Controls, Inc.	64,530	1,995,268
	Johnson Outdoors, Inc.	1,795	27,679
	Jones Apparel Group, Inc.	31,831	632,164
* #	Jos. A. Bank Clothiers, Inc.	6,531	169,741
#	Journal Communications, Inc. Class A	12,800	65,408
#	Journal Register Co.	6,700	70
#	KB Home	24,800	515,840
	Kenneth Cole Productions, Inc. Class A	3,600	57,816
	Kimball International, Inc. Class B	8,355	87,978
* #	Knology, Inc.	7,900	79,790
*	Kohl’s Corp.	33,618	1,652,997
*	Kona Grill, Inc.	1,300	9,035
	Koss Corp.	200	2,906
* #	Krispy Kreme Doughnuts, Inc.	1,600	6,768
	KSW, Inc.	730	3,606
	K-Swiss, Inc. Class A	7,400	126,910
	LaCrosse Footwear, Inc.	991	16,351
*	Lakeland Industries, Inc.	1,850	23,661
*	Lakes Entertainment, Inc.	3,772	24,744
* #	Lamar Advertising Co.	20,300	754,145
	Landry’s Restaurants, Inc.	300	5,778
* #	Las Vegas Sands Corp.	21,500	1,019,315
*	Lazare Kaplan International, Inc.	1,600	12,880
#	La-Z-Boy, Inc.	16,910	128,009
* #	Leapfrog Enterprises, Inc.	8,000	68,000
*	Lear Corp.	24,500	307,720
#	Lee Enterprises, Inc.	11,800	44,250
#	Leggett & Platt, Inc.	58,149	1,297,304
#	Lennar Corp. Class A	39,640	521,266
	Lennar Corp. Class B	3,470	39,142
* #	Lenox Group, Inc.	2,800	448
#	Libbey, Inc.	5,700	53,010
*	Liberty Global, Inc. Class A	22,346	786,132
*	Liberty Global, Inc. Series C	22,195	737,318
*	Liberty Media Corp. - Entertainment Class A	45,740	1,271,115
*	Liberty Media Corp. - Entertainment Class B	956	26,701
*	Liberty Media Holding Corp. Capital Class A	53,068	862,355
*	Liberty Media Holding Corp. Capital Class B	239	3,975
*	Liberty Media Holding Corp. Interactive Class A	155,012	2,106,613

6

*	Liberty Media Holding Corp. Interactive Class B	5,303	72,015
* #	LIFE TIME FITNESS, Inc.	8,168	288,739
#	Lifetime Brands, Inc.	3,181	30,824
	Limited Brands, Inc.	46,000	956,800
*	Lin TV Corp.	6,152	37,835
*	Lincoln Educational Services	7,274	109,328
#	Lithia Motors, Inc. Class A	2,313	11,218
*	Live Nation, Inc.	24,973	400,817
#	Liz Claiborne, Inc.	12,820	207,812
*	LKQ Corp.	33,400	625,582
* #	Lodgenet Entertainment Corp.	2,700	10,773
*	Lodgian, Inc.	5,400	45,684
	Lowe’s Companies, Inc.	158,799	3,912,807
*	Luby’s, Inc.	9,091	67,455
#	M/I Homes, Inc.	4,600	82,386
*	Mace Security International, Inc.	2,500	3,975
	Macy’s, Inc.	117,605	2,448,536
*	Maidenform Brands, Inc.	5,000	75,500
#	Marine Products Corp.	9,090	73,902
* #	MarineMax, Inc.	3,200	25,344
	Marriott International, Inc. Class A	27,779	783,646
* #	Martha Stewart Living Omnimedia, Inc.	7,400	60,088
*	Marvel Entertainment, Inc.	9,100	308,217
	Mattel, Inc.	56,200	1,086,346
	Matthews International Corp. Class A	8,480	426,205
	McDonald’s Corp.	89,180	5,533,619
	McGraw-Hill Companies, Inc.	25,820	1,106,129
#	MDC Holdings, Inc.	14,100	584,445
*	Meade Instruments Corp.	200	100
#	Media General, Inc. Class A	8,000	98,400
*	Mediacom Communications Corp.	7,100	59,640
#	Meredith Corp.	6,100	173,118
* #	Meritage Homes Corp.	11,200	262,304
*	Meritage Hospitality Group, Inc.	299	451
* #	MGM Mirage	14,600	513,774
*	Midas, Inc.	2,000	28,740
	Modine Manufacturing Co.	13,600	215,152
* #	Mohawk Industries, Inc.	19,020	1,313,331
	Monaco Coach Corp.	5,500	13,145
*	Monarch Casino & Resort, Inc.	4,017	53,788
#	Monro Muffler Brake, Inc.	5,666	117,456
* #	Morgans Hotel Group	7,500	128,250
*	Morningstar, Inc.	7,900	515,949
*	Morton’s Restaurant Group, Inc.	6,400	46,144
*	Mothers Work, Inc.	2,100	31,941
	Movado Group, Inc.	5,731	132,902
* #	MTR Gaming Group, Inc.	9,610	39,305
* #	Multimedia Games, Inc.	8,600	43,516
*	Nathan’s Famous, Inc.	2,000	31,920
#	National CineMedia, Inc.	9,377	104,929
	National Presto Industries, Inc.	2,500	193,300
#	Nautilus Group, Inc.	11,200	59,584
*	Navarre Corp.	7,800	12,636
* #	Netflix, Inc.	9,110	280,952
*	Nevada Gold & Casinos, Inc.	700	840

7

	New Frontier Media, Inc.	8,670	33,553
* #	New Motion, Inc.	1,352	5,408
*	New York & Co., Inc.	17,872	210,890
	Newell Rubbermaid, Inc.	33,800	611,780
	News Corp. Class A	154,661	2,190,000
	News Corp. Class B	69,772	1,001,926
	NIKE, Inc. Class B	28,930	1,753,447
*	Nobel Learning Communities, Inc.	2,709	41,935
	Nobility Homes, Inc.	775	11,315
#	Noble International, Ltd.	6,467	38,802
#	Nordstrom, Inc.	16,300	506,930
#	Nutri/System, Inc.	2,700	53,649
*	NVR, Inc.	1,200	717,276
*	Office Depot, Inc.	88,300	621,632
	OfficeMax, Inc.	16,500	201,960
	Omnicom Group, Inc.	27,208	1,153,347
*	Orange 21, Inc.	335	1,172
#	Orleans Homebuilders, Inc.	4,370	21,413
	O’Charleys, Inc.	5,100	51,051
*	O’Reilly Automotive, Inc.	39,321	1,145,028
* #	Outdoor Channel Holdings, Inc.	8,549	68,307
* #	Overstock.com, Inc.	3,200	67,648
	Oxford Industries, Inc.	5,706	130,382
*	P & F Industries, Inc. Class A	400	1,044
*	P.F. Chang’s China Bistro, Inc.	7,200	187,056
* #	Pacific Sunwear of California, Inc.	20,100	127,233
* #	Palm Harbor Homes, Inc.	6,470	58,230
* #	Panera Bread Co.	7,900	424,546
*	Papa John’s International, Inc.	4,300	120,056
*	PC Mall, Inc.	5,200	49,764
*	Penn National Gaming, Inc.	11,100	375,402
	Pennichuck Corp.	1,071	24,879
#	Penske Automotive Group, Inc.	33,600	445,200
*	Perry Ellis International, Inc.	5,950	101,507
* #	PetMed Express, Inc.	5,200	74,048
	PetSmart, Inc.	27,900	752,463
	Phillips-Van Heusen Corp.	16,675	634,650
*	Phoenix Footwear Group, Inc.	900	954
* #	Pinnacle Entertainment, Inc.	10,195	113,063
* #	Playboy Enterprises, Inc. Class A	400	1,838
* #	Playboy Enterprises, Inc. Class B	8,610	36,679
#	Polaris Industries, Inc.	4,490	202,454
	Polo Ralph Lauren Corp.	2,900	220,052
*	Pomeroy IT Solutions, Inc.	1,700	8,840
* #	Premier Exhibitions, Inc.	9,000	31,860
#	Pre-Paid Legal Services, Inc.	1,600	71,424
*	PreVu, Inc.	6,677	27
* #	Priceline.com, Inc.	3,600	334,728
#	PRIMEDIA, Inc.	10,716	31,076
* #	Princeton Review, Inc.	7,740	60,062
*	Progressive Gaming International Corp.	12,900	9,804
*	Proliance International, Inc.	2,300	2,714
#	Pulte Homes, Inc.	72,000	1,044,720
*	QEP Co., Inc.	352	2,108
* #	Quaker Fabric Corp.	200	1

8

*	Quantum Fuel Systems Technologies Worldwide, Inc.	2,906	5,115
*	Quiksilver, Inc.	44,438	342,617
* #	R.H. Donnelley Corp.	10,922	40,957
*	Radio One, Inc. Class D	18,658	17,725
	RadioShack Corp.	42,600	809,826
* #	Rainmaker Systems, Inc.	5,593	16,779
*	RC2 Corp.	4,955	124,717
	RCN Corp.	9,210	127,651
*	Reading International, Inc. Class A	4,233	32,044
*	Red Lion Hotels Corp.	5,748	49,030
* #	Red Robin Gourmet Burgers, Inc.	7,000	186,900
* #	RedEnvelope, Inc.	1,100	13
*	Regent Communications, Inc.	600	468
	Regis Corp.	15,206	417,557
*	Rent-A-Center, Inc.	17,100	387,486
*	Rentrak Corp.	2,020	30,603
* #	Retail Ventures, Inc.	15,000	70,200
*	Rex Stores Corp.	200	2,584
* #	Rick’s Cabaret International, Inc.	2,000	27,940
*	Rockford Corp.	700	728
*	Rocky Brands, Inc.	800	4,168
	Ross Stores, Inc.	15,209	611,554
	Royal Caribbean Cruises, Ltd.	42,540	1,156,237
*	Rubio’s Restaurants, Inc.	1,891	11,138
	Ruby Tuesday, Inc.	6,700	46,833
#	Russ Berrie & Co., Inc.	5,405	41,024
* #	Ruth’s Hospitality Group, Inc.	1,600	7,280
#	Ryland Group, Inc.	14,900	345,382
*	Saga Communications, Inc. Class A	3,430	21,575
#	Saks, Inc.	22,900	261,060
	Salem Communications Corp.	3,900	7,410
* #	Sally Beauty Holdings, Inc.	24,446	208,769
	Sauer-Danfoss, Inc.	14,836	486,176
	Scholastic Corp.	7,100	185,310
*	Scientific Games Corp.	14,801	445,658
	Scripps Networks Interactive	25,100	1,042,654
#	Sealy Corp.	19,900	133,131
* #	Sears Holdings Corp.	33,800	3,107,910
	Service Corp. International	86,710	885,309
	Sherwin-Williams Co.	10,500	614,775
	Shiloh Industries, Inc.	5,100	43,452
*	Shoe Carnival, Inc.	4,077	66,537
* #	Shuffle Master, Inc.	1,600	8,032
*	Silverleaf Resorts, Inc.	4,486	8,479
	Sinclair Broadcast Group, Inc. Class A	18,066	128,088
*	Sirius XM Radio, Inc.	92,100	122,493
*	Skechers U.S.A., Inc. Class A	5,104	97,588
	Skyline Corp.	3,100	70,897
* #	Smith & Wesson Holding Corp.	12,478	70,750
	Snap-On, Inc.	15,100	861,002
	Sonesta International Hotels Corp. Class A	347	8,328
	Sonic Automotive, Inc.	12,770	137,405
* #	Sonic Corp.	14,990	217,205
#	Sotheby’s Class A	14,800	398,712
* #	Source Interlink Companies, Inc.	6,300	7,875

9

*	Spanish Broadcasting System, Inc.	8,900	3,649
#	Spartan Motors, Inc.	10,175	48,128
	Speedway Motorsports, Inc.	13,454	297,737
*	Sport Chalet, Inc. Class A	2,085	7,193
*	Sport Chalet, Inc. Class B	238	750
#	Sport Supply Group, Inc.	4,900	59,780
	Stage Stores, Inc.	9,408	149,775
*	Stamps.com, Inc.	6,012	82,545
	Standard Motor Products, Inc.	7,205	49,787
#	Standard Pacific Corp.	30,700	98,240
	Stanley Furniture, Inc.	3,359	27,712
	Staples, Inc.	58,553	1,416,983
*	Starbucks Corp.	61,330	954,295
#	Starwood Hotels & Resorts Worldwide, Inc.	18,000	652,500
*	Steinway Musical Instruments, Inc.	2,324	67,187
*	Steven Madden, Ltd.	5,600	140,840
	Stewart Enterprises, Inc.	1,400	13,104
* #	Stoneridge, Inc.	10,215	129,730
	Strattec Security Corp.	880	25,159
#	Strayer Education, Inc.	2,502	525,020
	Sturm Ruger & Co., Inc.	8,100	59,130
*	Sun-Times Media Group, Inc. Class A	7,900	2,370
#	Superior Industries International, Inc.	8,681	152,525
	Superior Uniform Group, Inc.	1,300	13,468
*	Syms Corp.	1,086	18,158
* #	Syntax-Brillian Corp.	6,641	60
#	Systemax, Inc.	12,322	190,005
#	Talbots, Inc.	4,600	62,882
	Tandy Brand Accessories, Inc.	1,100	6,270
*	Tandy Leather Factory, Inc.	754	2,111
	Target Corp.	64,915	3,441,793
* #	Tarragon Corp.	2,387	2,292
*	Tarrant Apparel Group	300	207
#	Tempur-Pedic International, Inc.	7,536	85,232
*	Tenneco Automotive, Inc.	15,200	222,072
*	Texas Roadhouse, Inc.	20,950	188,131
*	The Children’s Place Retail Stores, Inc.	6,596	276,702
*	The DIRECTV Group, Inc.	95,136	2,683,787
* #	The Dress Barn, Inc.	20,340	330,728
*	The Hallwood Group, Inc.	200	14,257
	The Marcus Corp.	6,685	114,848
#	The McClatchey Co.	6,709	24,354
#	The Men’s Wearhouse, Inc.	11,000	240,900
#	The New York Times Co. Class A	36,516	474,343
#	The Pep Boys - Manny, Moe & Jack	13,700	120,560
	The Stanley Works	27,435	1,315,508
* #	The Steak n Shake Co.	5,800	45,124
	The TJX Companies, Inc.	34,820	1,261,877
* #	The Walking Co Holdings, Inc.	1,093	4,591
* #	thinkorswim Group, Inc.	12,376	124,131
#	Thor Industries, Inc.	9,200	211,416
*	Ticketmaster	12,325	264,125
	Tiffany & Co.	12,300	543,291
* #	Timberland Co. Class A	17,053	287,514
	Time Warner, Inc.	434,919	7,119,624

10

* #	TiVo, Inc.	14,441	122,171
* #	Toll Brothers, Inc.	45,900	1,141,992
*	Town Sports International Holdings, Inc.	1,800	18,864
* #	Tractor Supply Co.	9,300	396,366
#	Triarc Companies, Inc. Class A	4,100	23,903
#	Triarc Companies, Inc. Class B	3,820	22,194
*	Triple Crown Media, Inc.	548	44
* #	True Religion Apparel, Inc.	3,900	105,885
* #	Trump Entertainment Resorts, Inc.	5,000	6,100
*	TRW Automotive Holdings Corp.	37,000	709,660
*	Tuesday Morning Corp.	7,600	31,996
	Tupperware Corp.	16,910	604,025
*	Tween Brands, Inc.	6,300	68,418
	Tyco Electronics, Ltd.	51,900	1,708,029
* #	Under Armour, Inc. Class A	4,500	151,695
*	Unifi, Inc.	18,766	74,876
#	Unifirst Corp.	4,840	208,265
*	Universal Electronics, Inc.	3,876	101,629
*	Universal Technical Institute, Inc.	5,800	99,528
* #	Urban Outfitters, Inc.	15,500	552,110
	V.F. Corp.	28,472	2,256,406
* #	Vail Resorts, Inc.	14,100	620,259
* #	Valassis Communications, Inc.	16,500	155,265
	Value Line, Inc.	1,267	48,412
*	ValueVision Media, Inc. Class A	11,010	25,763
* #	VCG Holding Corp.	300	1,080
*	Viacom, Inc. Class A	4,359	129,070
*	Viacom, Inc. Class B	44,256	1,304,667
	Virco Manufacturing Corp.	2,296	10,011
	Visteon Corp.	17,400	56,028
* #	Volcom, Inc.	6,700	119,528
*	Voyager Learning Co.	669	3,178
	WABCO Holdings, Inc.	3,504	153,475
*	Warnaco Group, Inc.	15,930	821,510
#	Warner Music Group Corp.	13,100	112,398
	Washington Post Co.	1,810	1,079,665
	Weight Watchers International, Inc.	19,600	776,160
*	Wells-Gardner Electronics Corp.	992	1,285
	Wendy’s International, Inc.	18,600	451,422
*	West Marine, Inc.	4,200	20,790
*	Westwood One, Inc.	11,300	9,266
*	Wet Seal, Inc. Class A	9,400	44,274
#	Weyco Group, Inc.	3,295	104,748
#	Whirlpool Corp.	19,300	1,570,248
	Wiley (John) & Sons, Inc. Class A	12,063	573,958
	Wiley (John) & Sons, Inc. Class B	1,844	87,203
*	Williams Controls, Inc.	785	10,338
#	Williams-Sonoma, Inc.	28,400	502,396
*	Winmark Corp.	600	11,037
#	Winnebago Industries, Inc.	6,638	75,341
*	WMS Industries, Inc.	12,500	420,000
	Wolverine World Wide, Inc.	13,200	347,556
#	World Wrestling Entertainment, Inc.	5,800	94,366
* #	WorldSpace, Inc. Class A	6,800	9,928
	Wyndham Worldwide Corp.	60,620	1,168,754

11

#	Wynn Resorts, Ltd.	9,800	935,116
	Xerium Technologies, Inc.	13,400	103,314
*	Young Broadcasting, Inc. Class A	2,666	293
	Yum! Brands, Inc.	35,640	1,271,635
* #	Zale Corp.	13,900	379,609
* #	Zumiez, Inc.	4,206	60,608
Total Consumer Discretionary			205,465,657

Consumer Staples — (7.1%)
	Alberto-Culver Co.	23,500	614,760
	Alico, Inc.	1,814	78,274
* #	Alliance One International, Inc.	30,700	123,414
	Altria Group, Inc.	189,520	3,985,606
#	Andersons, Inc.	5,140	231,094
	Anheuser-Busch Companies, Inc.	45,278	3,072,565
	Archer-Daniels-Midland Co.	43,100	1,097,326
	Arden Group, Inc. Class A	397	66,200
	Avon Products, Inc.	34,616	1,482,603
#	B&G Foods, Inc.	12,100	97,526
* #	Bare Escentuals, Inc.	24,100	299,804
* #	BJ’s Wholesale Club, Inc.	13,357	507,967
*	Boston Beer Co., Inc. Class A	2,300	103,431
*	Bridgford Foods Corp.	1,800	10,710
	Brown-Forman Corp. Class A	2,976	217,724
#	Brown-Forman Corp. Class B	6,000	432,060
*	Cagle’s, Inc. Class A	500	2,412
#	Calavo Growers, Inc.	3,002	36,474
#	Cal-Maine Foods, Inc.	5,393	212,970
	Campbell Soup Co.	30,359	1,117,515
	Casey’s General Stores, Inc.	17,356	503,324
	CCA Industries, Inc.	1,800	11,502
* #	Central European Distribution Corp.	8,565	494,115
*	Central Garden & Pet Co.	7,730	43,365
*	Central Garden & Pet Co. Class A	16,990	90,047
* #	Chattem, Inc.	2,572	180,349
#	Chiquita Brands International, Inc.	16,900	248,092
	Church & Dwight Co., Inc.	14,450	903,125
	Clorox Co.	11,420	674,922
#	Coca-Cola Bottling Co.	1,194	48,453
	Coca-Cola Co.	189,119	9,847,426
	Coca-Cola Enterprises, Inc.	125,095	2,135,372
	Coffee Holding Co, Inc.	100	196
	Colgate-Palmolive Co.	38,269	2,909,592
	ConAgra, Inc.	127,300	2,707,671
*	Constellation Brands, Inc. Class A	41,800	882,398
*	Constellation Brands, Inc. Class B	2,358	50,060
	Corn Products International, Inc.	25,400	1,137,666
	Costco Wholesale Corp.	29,050	1,948,093
* #	Craft Brewers Alliance, Inc.	2,200	7,678
*	Cuisine Solutions, Inc.	900	2,340
	CVS Caremark Corp.	103,100	3,773,460
*	Darling International, Inc.	12,400	170,252
*	Dean Foods Co.	40,130	1,010,072
	Del Monte Foods Co.	64,200	546,984
#	Diamond Foods, Inc.	3,520	88,598

12

*	Elizabeth Arden, Inc.	8,200	167,772
* #	Energizer Holdings, Inc.	5,204	442,028
#	Estee Lauder Companies, Inc.	10,900	542,493
#	Farmer Brothers Co.	5,311	138,405
	Flowers Foods, Inc.	24,250	641,170
#	Gatehouse Media, Inc.	4,700	2,820
	General Mills, Inc.	28,440	1,882,159
	Golden Enterprises, Inc.	1,623	3,392
#	Great Atlantic & Pacific Tea, Inc.	12,355	201,634
* #	Green Mountain Coffee, Inc.	3,000	109,470
	Griffin Land & Nurseries, Inc. Class A	1,227	42,307
*	Hain Celestial Group, Inc.	14,100	366,459
* #	Hansen Natural Corp.	7,900	217,092
	Heinz (H.J.) Co.	22,361	1,125,206
	Hormel Foods Corp.	17,300	616,918
*	IGI Labratories, Inc.	1,957	3,523
	Imperial Sugar Co.	3,600	50,508
	Ingles Market, Inc. Class A	4,011	99,112
*	Integrated Biopharma, Inc.	500	700
	Inter Parfums, Inc.	8,950	127,000
	J & J Snack Foods Corp.	6,114	205,981
	J.M. Smucker Co.	17,100	927,333
*	Katy Industries, Inc.	519	908
	Kellogg Co.	31,014	1,688,402
	Kimberly-Clark Corp.	34,314	2,116,488
	Kraft Foods, Inc.	156,330	4,925,958
#	Lancaster Colony Corp.	6,500	226,070
#	Lance, Inc.	6,800	139,332
* #	Lifeway Foods, Inc.	2,500	28,300
	Longs Drug Stores Corp.	11,408	817,383
	Lorillard, Inc.	7,206	520,561
#	Mannatech, Inc.	9,496	42,067
* #	Maui Land & Pineapple Co., Inc.	2,542	68,202
	McCormick & Co., Inc.	7,616	308,067
	McCormick & Co., Inc. Voting Common Stock	478	19,459
* #	Medifast, Inc.	2,412	19,995
	MGP Ingredients, Inc.	4,704	23,191
	Molson Coors Brewing Co.	42,166	2,009,210
	Molson Coors Brewing Co. Class A	400	18,862
*	Monterey Pasta Co.	4,138	8,566
#	Nash Finch Co.	4,381	178,394
*	National Beverage Corp.	13,115	119,609
*	Natural Alternatives International, Inc.	1,200	9,288
	Nature’s Sunshine Products, Inc.	200	1,565
*	NBTY, Inc.	21,100	701,364
	Nu Skin Enterprises, Inc. Class A	16,100	269,675
	Oil-Dri Corp. of America	1,377	25,337
*	Omega Protein Corp.	6,400	86,912
*	Pantry, Inc.	6,700	122,878
*	Parlux Fragrances, Inc.	6,300	44,289
* #	Peet’s Coffee & Tea, Inc.	4,400	115,456
	Pepsi Bottling Group, Inc.	33,050	977,619
	PepsiAmericas, Inc.	35,600	834,108
	PepsiCo, Inc.	107,320	7,349,274
	Philip Morris International, Inc.	101,120	5,430,144

13

#	Pilgrim’s Pride Corp.	17,600	225,984
*	Prestige Brands Holdings, Inc.	17,400	165,300
	PriceSmart, Inc.	7,200	153,000
	Procter & Gamble Co.	264,772	18,473,142
	Ralcorp Holdings, Inc.	8,394	515,392
#	Reliv International, Inc.	2,740	14,440
* #	Revlon, Inc.	4,782	6,647
	Reynolds American, Inc.	32,100	1,700,658
* #	Rite Aid Corp.	69,400	83,974
	Rocky Mountain Chocolate Factory, Inc.	1,103	9,949
#	Ruddick Corp.	11,310	360,110
	Safeway, Inc.	47,630	1,254,574
#	Sanderson Farms, Inc.	7,104	243,738
* #	Sanfilippo (John B.) & Son, Inc.	2,224	21,217
	Sara Lee Corp.	98,900	1,335,150
*	Schiff Nutrition International, Inc.	3,840	25,690
	Seaboard Corp.	279	361,863
*	Seneca Foods Corp. Class A	773	15,646
*	Seneca Foods Corp. Class B	438	9,202
*	Smithfield Foods, Inc.	39,340	791,127
	Spartan Stores, Inc.	7,201	163,751
* #	Spectrum Brands, Inc.	12,900	21,930
* #	Star Scientific, Inc.	3,000	9,660
	SUPERVALU, Inc.	53,670	1,244,607
	Sysco Corp.	45,722	1,455,331
	Tasty Baking Co.	1,400	5,880
	The Hershey Co.	19,000	685,710
	The Kroger Co.	50,911	1,406,162
*	Tofutti Brands, Inc.	456	1,259
#	Tootsie Roll Industries, Inc.	12,076	343,924
*	TreeHouse Foods, Inc.	9,900	274,824
	Tyson Foods, Inc. Class A	73,183	1,062,617
* #	United Natural Foods, Inc.	6,980	134,156
	United-Guardian, Inc.	600	6,330
#	Universal Corp.	9,200	477,664
* #	USANA Health Services, Inc.	2,055	77,802
	UST, Inc.	13,961	748,170
#	Vector Group, Ltd.	13,585	250,779
	Village Super Market, Inc.	732	32,889
	Walgreen Co.	82,600	3,009,118
	Wal-Mart Stores, Inc.	238,348	14,079,216
#	WD-40 Co.	4,500	157,005
	Weis Markets, Inc.	9,207	348,485
#	Whole Foods Market, Inc.	5,700	104,367
*	Winn-Dixie Stores, Inc.	17,500	247,100
	Wrigley (Wm.) Jr. Co.	13,858	1,101,434
*	Zapata Corp.	4,059	28,007
Total Consumer Staples			134,610,982

Energy — (9.5%)
* #	Abraxas Petroleum Corp.	18,000	64,980
	Adams Resources & Energy, Inc.	1,578	44,247
*	Allis-Chalmers Energy, Inc.	15,800	228,468
#	Alon USA Energy, Inc.	7,600	92,644
* #	American Oil & Gas, Inc.	7,500	21,525

14

	Anadarko Petroleum Corp.	58,140	3,588,982
	Apache Corp.	22,156	2,534,203
#	Arch Coal, Inc.	14,600	791,904
* #	Arena Resources, Inc.	10,300	460,101
	Atlas America, Inc.	8,973	336,308
* #	ATP Oil & Gas Corp.	6,599	169,594
*	Atwood Oceanics, Inc.	14,400	585,504
	Baker Hughes, Inc.	23,550	1,884,235
	Barnwell Industries, Inc.	770	9,124
*	Basic Energy Services, Inc.	8,105	236,909
#	Berry Petroleum Corp. Class A	10,100	420,362
*	Bill Barret Corp.	10,100	397,738
	BJ Services Co.	58,280	1,564,818
* #	Bolt Technology Corp.	1,455	28,009
*	Boots & Coots International Well Control, Inc.	28,120	85,766
*	BPZ Resources, Inc.	10,000	197,000
*	Brigham Exploration Co.	15,650	212,370
* #	Bristow Group, Inc.	8,200	334,314
*	Bronco Drilling Co., Inc.	5,600	88,760
	Cabot Oil & Gas Corp.	16,000	711,040
* #	Cal Dive International, Inc.	38,047	439,443
*	Callon Petroleum Co.	7,700	152,999
*	Cameron International Corp.	14,600	680,214
	CARBO Ceramics, Inc.	7,000	420,700
* #	Carrizo Oil & Gas, Inc.	8,200	407,048
* #	Cheniere Energy, Inc.	11,000	41,360
	Chesapeake Energy Corp.	51,600	2,497,440
	Chevron Corp.	224,360	19,366,755
	Cimarex Energy Co.	23,240	1,290,750
	CKX Lands, Inc.	485	6,657
*	Clayton Williams Energy, Inc.	2,521	204,050
*	CNX Gas Corp.	9,400	285,196
*	Complete Production Services, Inc.	22,600	667,830
*	Comstock Resources, Inc.	13,110	851,363
	ConocoPhillips	182,285	15,040,335
	CONSOL Energy, Inc.	18,300	1,239,093
* #	Contango Oil & Gas Co.	4,430	315,062
*	Credo Petroleum Corp.	1,054	11,288
#	Crosstex Energy, Inc.	5,300	172,621
*	Crusader Energy Group, Inc.	4,500	19,755
*	Dawson Geophysical Co.	1,670	104,759
	Delek US Holdings, Inc.	8,600	67,940
* #	Delta Petroleum Corp.	15,781	283,427
*	Denbury Resources, Inc.	28,000	696,920
	Devon Energy Corp.	53,800	5,490,290
	Diamond Offshore Drilling, Inc.	9,100	1,000,181
*	Dresser-Rand Group, Inc.	22,859	927,161
*	Dril-Quip, Inc.	10,100	555,601
* #	Dune Energy, Inc.	10,200	9,792
*	Edge Petroleum Corp.	9,200	41,952
#	El Paso Corp.	57,170	958,169
*	Encore Acquisition Co.	14,400	742,464
*	Endeavour International Corp.	25,000	43,000
*	Energy Partners, Ltd.	10,900	129,710
	ENSCO International, Inc.	25,600	1,735,168

15

	EOG Resources, Inc.	17,400	1,816,908
* #	Evergreen Energy, Inc.	5,900	10,620
*	Evolution Petroleum Corp.	3,372	12,375
*	EXCO Resources, Inc.	26,300	696,424
* #	Exterran Holdings, Inc.	8,964	409,744
	Exxon Mobil Corp.	351,494	28,123,035
*	FMC Technologies, Inc.	12,704	680,426
*	Forest Oil Corp.	21,094	1,200,670
#	Foundation Coal Holdings, Inc.	7,500	443,625
	Frontier Oil Corp.	12,860	249,098
* #	FX Energy, Inc.	1,700	14,280
* #	Gasco Energy, Inc.	17,300	45,499
*	Geokinetics, Inc.	2,999	58,720
* #	Geomet, Inc.	12,240	85,435
*	GeoResources, Inc.	1,500	24,675
* #	GMX Resources, Inc.	1,231	83,511
* #	Goodrich Petroleum Corp.	2,813	143,041
* #	Grey Wolf, Inc.	55,100	479,921
	Gulf Island Fabrication, Inc.	3,829	164,915
*	Gulfmark Offshore, Inc.	8,066	404,107
*	Gulfport Energy Corp.	12,539	167,270
	Halliburton Co.	56,631	2,488,366
* #	Harvest Natural Resources, Inc.	12,300	136,284
* #	Helix Energy Solutions Group, Inc.	25,066	771,281
	Helmerich & Payne, Inc.	19,700	1,125,264
* #	Hercules Offshore, Inc.	4,100	90,487
	Hess Corp.	24,300	2,544,453
*	HKN, Inc.	3,600	33,912
	Holly Corp.	12,564	402,048
* #	Hornbeck Offshore Services, Inc.	9,100	400,946
#	Houston American Energy Corp.	518	4,413
* #	Infinity, Inc.	1,916	1,629
* #	International Coal Group, Inc.	36,900	377,487
*	Key Energy Group, Inc.	45,300	761,040
*	Kodiak Oil & Gas Corp.	800	2,320
	Lufkin Industries, Inc.	3,710	344,251
	Marathon Oil Corp.	84,020	3,786,781
*	Mariner Energy, Inc.	27,148	789,735
	Massey Energy Co.	15,900	1,048,764
*	Matrix Service Co.	9,500	249,660
* #	McMoran Exploration Co.	11,200	306,320
*	Meridian Resource Corp.	29,472	79,869
* #	Mexco Energy Corp.	311	8,895
*	Mitcham Industries, Inc.	2,904	44,373
	Murphy Oil Corp.	23,150	1,817,969
*	NATCO Group, Inc. Class A	4,400	223,036
* #	National Coal Corp.	6,419	53,406
*	National-Oilwell, Inc.	35,453	2,613,950
*	Natural Gas Services Group	3,900	101,166
*	New Concept Energy, Inc.	139	813
*	Newfield Exploration Co.	36,820	1,665,000
*	Newpark Resources, Inc.	34,300	294,294
	Noble Energy, Inc.	26,850	1,925,950
	Occidental Petroleum Corp.	64,024	5,080,945
* #	Oceaneering International, Inc.	11,100	692,751

16

*	Oil States International, Inc.	13,310	740,435
* #	OMNI Energy Services Corp.	6,600	29,040
	Overseas Shipholding Group, Inc.	11,510	825,727
* #	Pacific Ethanol, Inc.	3,000	6,180
#	Panhandle Royalty Co.	1,964	71,097
*	Parallel Petroleum Corp.	9,000	119,160
*	Parker Drilling Co.	36,616	339,430
	Patterson-UTI Energy, Inc.	33,000	937,860
	Peabody Energy Corp.	21,400	1,347,130
	Penn Virginia Corp.	10,340	684,301
*	Petrohawk Energy Corp.	39,750	1,375,747
*	Petroleum Development Corp.	5,100	310,029
* #	PetroQuest Energy, Inc.	10,773	199,193
*	PHI, Inc. Non-Voting	4,240	162,858
*	PHI, Inc. Voting	365	13,963
*	Pioneer Drilling Co.	14,500	243,020
	Pioneer Natural Resources Co.	29,607	1,870,274
*	Plains Exploration & Production Co.	25,988	1,400,753
* #	PowerSecure International, Inc.	3,870	31,270
*	Pride International, Inc.	41,440	1,591,710
* #	Quest Resource Corp.	7,688	36,979
*	Quicksilver Resources, Inc.	25,600	619,264
	Range Resources Corp.	11,100	515,262
* #	Rentech, Inc.	7,500	17,700
	Rowan Companies, Inc.	27,820	1,027,671
* #	Royale Energy, Inc.	400	2,868
#	RPC, Inc.	22,660	413,092
	Schlumberger, Ltd.	64,900	6,114,878
*	SEACOR Holdings, Inc.	8,200	722,830
#	Smith International, Inc.	20,297	1,414,713
*	Southwestern Energy Co.	21,160	811,909
	Spectra Energy Corp.	40,740	1,077,980
	St. Mary Land & Exploration Co.	18,300	772,626
* #	Stone Energy Corp.	13,052	622,213
* #	SulphCo, Inc.	9,900	28,908
#	Sunoco, Inc.	25,500	1,131,690
*	Superior Energy Services, Inc.	17,400	818,496
* #	Superior Well Services, Inc.	4,800	158,208
*	Swift Energy Corp.	11,100	518,481
*	Syntroleum Corp.	3,684	5,968
* #	T-3 Energy Services, Inc.	3,100	173,073
#	Tesoro Petroleum Corp.	21,520	399,196
* #	Teton Energy Corp.	4,100	16,605
*	TETRA Technologies, Inc.	20,900	462,726
*	TGC Industries, Inc.	6,509	47,386
	The Williams Companies, Inc.	44,510	1,374,914
	Tidewater, Inc.	18,525	1,123,912
* #	Toreador Resources Corp.	5,238	45,309
* #	Transmeridian Exploration, Inc.	8,674	2,949
* #	Trico Marine Services, Inc.	5,480	130,150
* #	Tri-Valley Corp.	2,800	19,656
* #	TXCO Resources, Inc.	12,636	153,022
*	Union Drilling, Inc.	7,428	105,626
*	Unit Corp.	13,000	880,490
*	Uranium Resources, Inc.	6,850	15,755

17

#	USEC, Inc.	18,580	107,021
*	VAALCO Energy, Inc.	16,900	132,327
	Valero Energy Corp.	55,430	1,926,747
* #	Venoco, Inc.	7,005	118,104
* #	VeraSun Energy Corp.	27,800	160,128
* #	Verenium Corp.	3,700	8,362
	W&T Offshore, Inc.	19,100	671,556
*	Warren Resources, Inc.	14,300	161,447
*	Weatherford International, Ltd.	53,580	2,067,116
* #	Westmoreland Coal Co.	1,999	40,340
*	Whiting Petroleum Corp.	11,900	1,145,256
	World Fuel Services Corp.	6,262	180,408
	XTO Energy, Inc.	32,637	1,645,231
Total Energy			180,013,280

Financials — (13.5%)
*	1st Constitution Bancorp	973	11,384
	1st Independence Financial Group, Inc.	200	3,688
	1st Source Corp.	9,207	200,068
	21st Century Holding Co.	2,688	18,036
	Abigail Adams National Bancorp, Inc.	413	2,375
	Abington Bancorp, Inc.	8,018	79,298
	Access National Corp.	3,155	18,867
#	Advance America Cash Advance Centers, Inc.	12,020	59,138
	Advanta Corp. Class A	4,485	29,242
	Advanta Corp. Class B	9,295	70,921
*	Affiliated Managers Group, Inc.	6,700	637,974
	Affirmative Insurance Holdings, Inc.	3,625	21,859
	AFLAC, Inc.	39,668	2,249,176
* #	Allegheny Corp.	2,703	864,960
	Alliance Bancorp, Inc. of Pennsylvania	167	1,501
	Alliance Financial Corp.	705	17,611
	Allstate Corp.	64,520	2,911,788
*	Alphatec Holdings, Inc.	9,503	45,519
*	AmComp, Inc.	1,400	16,800
#	Amcore Financial, Inc.	7,899	69,439
	Ameriana Bancorp	456	3,762
	American Bancorp of New Jersey, Inc.	3,451	36,477
#	American Capital, Ltd.	41,555	903,406
	American Equity Investment Life Holding Co.	11,550	106,144
	American Express Co.	86,923	3,449,105
	American Financial Group, Inc.	41,225	1,176,149
*	American Independence Corp.	1,861	12,394
	American International Group, Inc.	260,018	5,587,787
	American National Bankshares, Inc.	1,762	29,672
	American National Insurance Co.	8,502	811,516
#	American Physicians Capital, Inc.	450	19,035
#	American River Bankshares	1,344	14,031
* #	American Spectrum Realty, Inc.	96	3,408
#	American West Bancorporation	5,983	10,291
* #	AmeriCredit Corp.	36,800	389,344
	Ameriprise Financial, Inc.	23,372	1,050,571
	Ameris Bancorp	4,900	58,898
*	Amerisafe, Inc.	6,400	118,336
* #	AmeriServe Financial, Inc.	8,836	25,006

18

	AmTrust Financial Services, Inc.	18,464	259,604
#	Anchor Bancorp Wisconsin, Inc.	6,615	50,803
	AON Corp.	44,600	2,118,054
#	Arrow Financial Corp.	3,503	86,454
#	Asset Acceptance Capital Corp.	11,600	125,744
#	Associated Banc-Corp.	35,230	616,525
	Assurant, Inc.	28,691	1,676,415
#	ASTA Funding, Inc.	3,100	25,668
	Astoria Financial Corp.	27,978	611,319
*	Atlantic American Corp.	2,737	4,092
	Atlantic Coast Federal Corp.	1,771	13,991
#	Auburn National Bancorporation, Inc.	110	2,500
*	B of I Holding, Inc.	919	5,781
	Baldwin & Lyons, Inc. Class A	327	7,371
	Baldwin & Lyons, Inc. Class B	3,628	77,349
	BancFirst Corp.	4,839	232,949
	Bancorp Rhode Island, Inc.	1,530	45,395
#	BancorpSouth, Inc.	24,800	570,896
#	BancTrust Financial Group, Inc.	3,200	27,008
	Bank Mutual Corp.	17,160	206,778
	Bank of America Corp.	459,100	14,296,374
	Bank of Commerce Holdings	1,256	8,164
*	Bank of Florida Corp.	4,129	32,784
	Bank of Granite Corp.	5,864	44,918
#	Bank of Hawaii Corp.	10,500	555,240
	Bank of New York Mellon Corp.	119,958	4,151,746
#	Bank of the Ozarks, Inc.	5,500	123,035
#	BankAtlantic Bancorp, Inc. Class A	14,500	26,970
	BankFinancial Corp.	7,701	114,899
#	BankUnited Financial Corp. Class A	4,800	5,712
#	Banner Corp.	5,138	54,309
	Bar Harbor Bankshares	787	22,996
#	BB&T Corp.	44,460	1,333,800
*	BCSB Bancorp, Inc.	552	6,055
*	Beach First National Bancshares, Inc.	1,100	9,097
	Benjamin Franklin Bancorp, Inc.	1,876	22,606
	Berkshire Bancorp, Inc.	1,000	12,500
	Berkshire Hills Bancorp, Inc.	3,393	90,254
	Beverly Hills Bancorp, Inc.	3,226	4,420
#	Beverly National Corp.	522	10,179
* #	BGC Partners, Inc. Class A	12,300	81,057
#	Blackrock, Inc.	8,500	1,846,625
* #	BNCCORP, Inc.	409	4,110
	BOK Financial Corp.	24,379	1,061,949
	Boston Private Financial Holdings, Inc.	11,034	98,644
*	Broadopoint Securities Group, Inc.	7,905	26,482
	Brooke Corp.	1,300	832
	Brookline Bancorp, Inc.	22,317	229,419
	Brooklyn Federal Bancorp, Inc.	856	12,840
	Brown & Brown, Inc.	48,069	974,839
	Brunswick Bancorp	40	300
#	Bryn Mawr Bank Corp.	1,847	40,930
#	C&F Financial Corp.	721	15,862
#	Cadence Financial Corp.	4,323	39,728
	California First National Bancorp	2,174	25,023

19

	Camco Financial Corp.	900	9,585
	Camden National Corp.	2,119	68,634
	Capital Bank Corp.	2,288	23,338
#	Capital City Bank Group, Inc.	5,158	124,978
#	Capital Corp. of the West	3,467	11,025
#	Capital One Financial Corp.	40,226	1,775,576
	Capital Properties, Inc.	300	7,500
	Capital Southwest Corp.	1,461	195,832
#	Capitol Bancorp, Ltd.	5,700	87,609
	Capitol Federal Financial	16,129	705,160
	Cardinal Financial Corp.	8,480	71,995
	Carrollton Bancorp	331	3,595
	Carver Bancorp, Inc.	200	1,530
	Cascade Financial Corp.	2,700	24,786
	Cash America International, Inc.	9,100	376,649
#	Cathay General Bancorp	14,000	271,040
*	CB Richard Ellis Group, Inc.	12,700	165,989
	Center Bancorp, Inc.	3,287	34,744
	Center Financial Corp.	5,300	71,391
#	Centerstate Banks of Florida, Inc.	3,123	44,628
	Central Bancorp, Inc.	62	797
*	Central Jersey Bancorp	1,319	10,275
	Central Pacific Financial Corp.	7,765	92,403
	Central Virginia Bankshares, Inc.	747	10,387
	Centrue Financial Corp.	1,244	15,836
	Century Bancorp, Inc. Class A	599	10,333
	CFS Bancorp, Inc.	1,100	10,494
#	Charter Financial Corp.	1,425	19,950
#	Chemical Financial Corp.	8,791	253,445
*	Chicopee Bancorp, Inc.	796	10,650
	Chubb Corp.	42,407	2,035,960
	Cincinnati Financial Corp.	44,330	1,313,941
	CIT Group, Inc.	24,506	252,657
	Citigroup, Inc.	178,345	3,386,772
	Citizens Community Bancorp, Inc.	1,300	10,322
	Citizens First Bancorp, Inc.	1,640	7,150
#	Citizens Holding Co.	600	11,706
	Citizens Republic Bancorp, Inc.	19,133	70,218
	Citizens South Banking Corp.	2,141	17,128
* #	Citizens, Inc.	16,103	114,653
	City Holding Co.	4,600	192,326
	City National Corp.	15,371	760,711
#	Clifton Savings Bancorp, Inc.	8,198	90,342
	CNA Financial Corp.	73,072	2,048,939
*	CNA Surety Corp.	11,235	180,546
	CNB Financial Corp.	1,300	17,394
#	CoBiz Financial, Inc.	6,027	64,670
	Codorus Valley Bancorp, Inc.	829	9,915
#	Cohen & Steers, Inc.	10,850	315,735
*	Colonial Bankshares, Inc.	579	6,097
#	Colony Bankcorp, Inc.	1,153	12,406
#	Columbia Bancorp	1,306	4,963
	Columbia Banking System, Inc.	6,100	85,400
#	Comerica, Inc.	35,600	1,000,004
	Comm Bancorp, Inc.	300	12,909

20

	Commerce Bancshares, Inc.	25,154	1,131,930
#	Commercial National Financial Corp.	304	3,955
	Commonwealth Bankshares, Inc.	2,690	36,987
* #	Community Bancorp	2,590	13,623
	Community Bank System, Inc.	10,310	233,006
	Community Bankshares, Inc.	560	11,614
	Community Capital Corp.	635	6,064
	Community Central Bank Corp.	463	1,458
	Community Trust Bancorp, Inc.	5,220	175,079
#	Community West Bancshares	983	3,932
	Compass Diversified Holdings	8,100	104,004
* #	CompuCredit Corp.	15,700	81,483
*	Conseco, Inc.	63,400	568,698
	Consolidated-Tokoma Land Co.	1,600	66,064
* #	Consumer Portfolio Services, Inc.	4,100	8,815
	Cooperative Bankshares, Inc.	764	5,119
*	Core-Mark Holding Co., Inc.	3,658	107,911
#	Corus Bankshares, Inc.	17,011	67,534
*	Cowen Group, Inc.	5,100	46,818
*	Cowlitz Bancorporation	573	3,364
	Crawford & Co. Class A	4,758	50,007
#	Crawford & Co. Class B	5,480	80,720
*	Crescent Financial Corp.	2,580	16,589
#	Cullen Frost Bankers, Inc.	17,100	952,128
#	CVB Financial Corp.	23,888	256,796
*	Dearborn Bancorp, Inc.	1,137	5,230
	Delphi Financial Group, Inc. Class A	14,015	376,022
#	Delta Financial Corp.	5,347	80
*	Diamond Hill Investment Group, Inc.	400	36,376
	Dime Community Bancshares	10,100	165,842
	Discover Financial Services	130,929	2,153,782
*	Dollar Financial Corp.	5,600	102,368
	Donegal Group, Inc. Class A	6,574	118,201
	Donegal Group, Inc. Class B	1,066	20,243
* #	E*TRADE Financial Corp.	115,951	371,043
#	East West Bancorp, Inc.	12,974	161,786
	Eastern Insurance Holdings, Inc.	2,557	38,969
	Eastern Virginia Bankshares, Inc.	721	11,536
#	Eaton Vance Corp.	10,100	360,671
	ECB Bancorp, Inc.	500	12,000
* #	eHealth, Inc.	4,759	70,624
#	EMC Insurance Group, Inc.	900	21,870
	Employers Holdings, Inc.	4,948	85,996
*	Encore Capital Group, Inc.	6,500	82,550
	Enterprise Bancorp, Inc.	3	36
#	Enterprise Financial Services Corp.	4,877	91,493
	Erie Indemnity Co.	12,993	600,926
	ESB Financial Corp.	2,392	25,547
	ESSA Bancorp, Inc.	4,600	61,548
	Evans Bancorp, Inc.	216	3,596
*	Exlservice Holdings, Inc.	6,187	67,438
*	EZCORP, Inc. Class A	8,922	139,094
#	F.N.B. Corp.	27,441	320,785
#	Farmers Capital Bank Corp.	1,757	52,482
	FBL Financial Group, Inc. Class A	8,605	197,485

21

* #	FCStone Group, Inc.	1,800	37,638
#	Federal Agriculture Mortgage Corp. Class C	2,560	75,008
#	Federal National Mortgage Association	51,900	354,996
* #	Federal Trust Corp.	936	796
	Federated Investors, Inc.	12,600	421,344
	Fidelity Bancorp, Inc.	209	2,403
	Fidelity National Financial, Inc.	76,858	1,078,318
	Fidelity Southern Corp.	1,600	6,320
#	Fifth Third Bancorp	96,062	1,515,858
#	Financial Federal Corp.	9,156	228,625
	Financial Institutions, Inc.	4,190	73,618
* #	First Acceptance Corp.	15,200	49,856
*	First Advantage Bancorp	133	1,490
	First American Corp.	27,697	699,903
#	First Bancorp	4,931	73,965
#	First Bancorp, Inc.	2,550	46,333
	First Bancshares, Inc.	200	3,356
#	First Busey Corp.	11,688	165,502
	First Business Financial Services, Inc.	93	1,543
*	First California Financial Group, Inc.	117	1,002
*	First Cash Financial Services, Inc.	7,690	142,496
	First Citizens BancShares, Inc.	2,571	381,588
#	First Commonwealth Financial Corp.	22,191	253,643
#	First Community Bancshares, Inc.	3,057	97,610
	First Defiance Financial Corp.	2,444	40,057
#	First Federal Bancshares of Arkansas, Inc.	1,403	10,789
	First Federal Bankshares, Inc.	600	3,600
	First Federal of Northern Michigan Bancorp, Inc.	540	2,646
#	First Financial Bancorp	11,023	143,519
#	First Financial Bankshares, Inc.	3,065	150,400
	First Financial Corp.	4,254	176,456
	First Financial Holdings, Inc.	3,432	74,955
	First Financial Service Corp.	917	18,459
	First Franklin Corp.	197	1,576
#	First Horizon National Corp.	15,457	173,582
*	First Keystone Financial, Inc.	291	2,794
	First M&F Corp.	1,977	21,095
#	First Marblehead Corp.	15,000	61,800
* #	First Mariner Bancorp, Inc.	765	1,882
	First Merchants Corp.	6,556	126,465
*	First Mercury Financial Corp.	6,500	95,745
#	First Midwest Bancorp, Inc.	15,584	348,770
* #	First National Bancshares, Inc.	300	1,852
	First Niagara Financial Group, Inc.	41,126	615,245
#	First PacTrust Bancorp, Inc.	823	10,370
	First Place Financial Corp.	2,600	26,416
* #	First Regional Bancorp	3,524	18,043
	First Security Group, Inc.	3,695	29,154
#	First South Bancorp, Inc.	3,207	56,668
	First State Bancorporation	5,900	33,689
	First United Corp.	1,938	38,915
	First West Virginia Bancorp, Inc.	238	3,510
	Firstbank Corp.	1,139	10,333
*	FirstCity Financial Corp.	2,702	16,860
	FirstMerit Corp.	24,320	492,237

22

#	Flagstar Bancorp, Inc.	19,700	87,271
#	Flushing Financial Corp.	8,339	145,015
	FNB United Corp.	3,615	27,185
#	Forest City Enterprises, Inc. Class A	11,300	324,988
	Forest City Enterprises, Inc. Class B	2,168	62,287
*	Forestar Real Estate Group, Inc.	5,240	105,638
* #	Fox Chase Bancorp, Inc.	1,835	22,295
*	FPIC Insurance Group, Inc.	1,780	91,955
* #	Franklin Bank Corp.	2,046	1,168
* #	Franklin Credit Management Corp.	550	220
	Franklin Resources, Inc.	17,810	1,861,145
#	Frontier Financial Corp.	12,579	140,256
#	Fulton Financial Corp.	56,405	601,277
* #	FX Real Estate & Entertainment, Inc.	2,233	2,836
*	GAINSCO, Inc.	2,469	7,407
	Gallagher (Arthur J.) & Co.	24,500	648,760
#	GAMCO Investors, Inc.	1,950	92,430
#	Gateway Financial Holdings, Inc.	3,901	26,878
	Genworth Financial, Inc.	111,000	1,781,550
	German American Bancorp, Inc.	2,772	36,008
	GFI Group, Inc.	15,256	176,970
#	Glacier Bancorp, Inc.	16,957	361,523
	Gouverneur Bancorp, Inc.	200	1,538
#	Great Southern Bancorp, Inc.	4,031	41,801
#	Greene Bancshares, Inc.	3,468	53,581
#	Greenhill & Co., Inc.	4,100	271,010
	Grubb & Ellis Co.	8,947	31,046
	GS Financial Corp.	400	6,200
*	Guaranty Bancorp	16,937	95,355
	Guaranty Federal Bancshares, Inc.	909	12,981
*	Guaranty Financial Group, Inc.	5,240	25,100
#	Habersham Bancorp	200	1,302
*	Hallmark Financial Services, Inc.	6,189	57,124
#	Hancock Holding Co.	8,824	432,817
#	Hanmi Financial Corp.	9,310	47,574
	Hanover Insurance Group, Inc.	19,300	911,539
	Harleysville Group, Inc.	9,080	329,332
#	Harleysville National Corp.	10,426	153,262
	Harleysville Savings Financial Corp.	609	8,368
#	Harrington West Financial Group, Inc.	979	3,475
* #	Harris & Harris Group, Inc.	8,500	62,220
	Hartford Financial Services Group, Inc.	36,858	2,325,003
	Hawthorn Bancshares, Inc.	642	15,286
	HCC Insurance Holdings, Inc.	40,571	1,021,578
#	Heartland Financial USA, Inc.	6,010	129,395
#	Hercules Technology Growth Capital, Inc.	4	42
	Heritage Commerce Corp.	4,667	56,097
	Heritage Financial Corp.	1,785	25,204
	Heritage Financial Group	2,300	24,357
	HF Financial Corp.	730	11,213
*	HFF, Inc.	1,900	9,462
	Hilb Rogal Hamilton Co.	10,200	464,610
*	Hilltop Holdings, Inc.	3,800	39,558
	Hingham Institution for Savings	262	7,729
	HMN Financial, Inc.	989	14,083

23

#	Home Bancshares, Inc.	6,984	167,834
	Home Federal Bancorp, Inc.	5,594	61,534
	HopFed Bancorp, Inc.	558	6,746
	Horace Mann Educators Corp.	12,300	183,270
	Horizon Bancorp	420	9,328
#	Horizon Financial Corp.	3,875	31,581
*	HouseValues, Inc.	2,700	7,614
	Hudson City Bancorp, Inc.	125,304	2,310,606
#	Huntington Bancshares, Inc.	51,135	374,308
#	IBERIABANK Corp.	3,887	210,792
#	Imperial Capital Bancorp, Inc.	300	2,682
	Independence Holding Co.	4,809	63,190
	Independent Bank Corp. (MA)	5,898	163,139
	Independent Bank Corp. (MI)	7,881	58,398
	Indiana Community Bancorp	559	8,413
	Infinity Property & Casualty Corp.	2,500	116,250
	Integra Bank Corp.	6,800	43,588
*	IntercontinentalExchange, Inc.	5,800	510,574
	International Bancshares Corp.	19,905	514,345
	Intervest Bancshares Corp.	1,800	14,328
*	Investment Technology Group, Inc.	9,400	300,800
*	Investors Bancorp, Inc.	34,700	507,661
	Investors Capital Holdings, Ltd.	859	4,119
	Investors Title Co.	632	27,776
#	Irwin Financial Corp.	5,200	20,332
	Janus Capital Group, Inc.	35,682	962,344
#	Jefferies Group, Inc.	40,813	784,018
	Jefferson Bancshares, Inc.	1,271	11,757
*	Jesup & Lamont, Inc.	341	368
	Jones Lang LaSalle, Inc.	9,300	463,140
	JPMorgan Chase & Co.	391,215	15,057,865
* #	KBW, Inc.	9,000	265,860
	Kearny Financial Corp.	19,197	266,646
	Kentucky First Federal Bancorp	436	4,142
	KeyCorp	82,105	986,081
#	K-Fed Bancorp	4,712	47,780
*	Knight Capital Group, Inc.	33,300	574,092
*	LaBranche & Co., Inc.	800	5,144
	Lakeland Bancorp, Inc.	7,193	84,877
	Lakeland Financial Corp.	3,927	79,993
#	LandAmerica Financial Group, Inc.	3,000	51,420
	Landmark Bancorp, Inc.	413	8,879
	Legacy Bancorp, Inc.	3,287	45,328
	Legg Mason, Inc.	32,100	1,429,413
#	Lehman Brothers Holdings, Inc.	52,140	838,933
	Leucadia National Corp.	56,429	2,612,098
#	Life Partners Holdings, Inc.	1,104	31,972
	Lincoln Bancorp	915	9,077
	Lincoln National Corp.	30,044	1,525,033
*	Liquidity Services, Inc.	6,100	66,856
#	LNB Bancorp, Inc.	1,858	15,960
	Loews Corp.	62,026	2,693,789
* #	Loopnet, Inc.	9,100	97,006
	LSB Corp.	914	13,481
	LSB Financial Corp.	259	4,791

24

#	M&T Bank Corp.	29,800	2,125,932
#	Macatawa Bank Corp.	5,492	44,430
	MainSource Financial Group, Inc.	6,050	109,565
* #	Markel Corp.	2,400	888,000
*	MarketAxess Holdings, Inc.	4,500	45,225
* #	Marlin Business Services, Inc.	2,000	15,280
	Marsh & McLennan Companies, Inc.	48,561	1,550,553
#	Marshall & Ilsley Corp.	52,213	804,080
#	MASSBANK Corp.	850	33,838
#	Mastercard, Inc.	8,300	2,013,165
	Mayflower Bancorp, Inc.	210	2,068
	MB Financial, Inc.	11,013	306,492
#	MBT Financial Corp.	4,816	21,913
#	MCG Capital Corp.	10,800	37,584
	Meadowbrook Insurance Group, Inc.	18,945	126,931
	Medallion Financial Corp.	5,600	58,128
#	Mercantile Bancorp, Inc.	2,368	40,197
	Mercantile Bank Corp.	960	8,266
	Mercer Insurance Group, Inc.	2,635	43,741
	Merchants Bancshares, Inc.	2,064	47,472
	Mercury General Corp.	16,500	840,510
	Merrill Lynch & Co., Inc.	80,334	2,277,469
	Meta Financial Group, Inc.	354	6,584
#	MetLife, Inc.	76,245	4,132,479
	MetroCorp Bancshares, Inc.	3,008	38,382
	MicroFinancial, Inc.	2,809	12,135
	Mid Penn Bancorp, Inc.	497	12,450
#	MidSouth Bancorp, Inc.	1,590	28,223
#	Midwest Banc Holdings, Inc.	8,064	44,916
	MidWestOne Financial Group, Inc.	416	5,828
	Monroe Bancorp	1,119	13,103
#	Moody’s Corp.	21,920	891,267
	Morgan Stanley	127,760	5,216,441
*	Move, Inc.	37,400	100,980
	MutualFirst Financial, Inc.	1,220	12,895
	Nara Bancorp, Inc.	7,790	85,301
*	NASDAQ Stock Market, Inc.	30,600	1,000,314
#	National City Corp.	51,676	260,447
#	National Financial Partners Corp.	10,910	220,055
#	National Interstate Corp.	3,759	73,037
#	National Penn Bancshares, Inc.	26,422	377,306
	National Security Group, Inc.	212	2,896
	National Western Life Insurance Co. Class A	500	119,720
	Nationwide Financial Services, Inc.	9,414	484,256
	Naugatuck Valley Financial Corp.	57	541
*	Navigators Group, Inc.	6,500	340,600
#	NBT Bancorp, Inc.	10,864	272,578
#	Nelnet, Inc. Class A	12,300	193,356
*	New Century Bancorp, Inc.	300	2,781
	New England Bancshares, Inc.	945	9,785
	New Hampshire Thrift Bancshares, Inc.	1,486	14,414
	New Westfield Financial, Inc.	10,650	108,843
	New York Community Bancorp, Inc.	95,528	1,575,257
	NewAlliance Bancshares, Inc.	38,238	524,243
	NewBridge Bancorp	5,140	30,789

25

*	Newport Bancorp, Inc.	900	10,868
*	Newstar Financial, Inc.	900	7,920
*	Newtek Business Services, Inc.	2,880	1,958
* #	NexCen Brands, Inc.	8,000	2,962
*	Nexity Financial Corp.	700	1,463
	North Central Bancshares, Inc.	200	3,900
	North Valley Bancorp	1,261	8,638
	Northeast Bancorp	200	2,230
	Northeast Community Bancorp, Inc.	3,456	34,906
	Northern Trust Corp.	18,413	1,480,221
	Northrim Bancorp, Inc.	1,902	31,516
	Northwest Bancorp, Inc.	15,518	430,469
	Norwood Financial Corp.	340	10,455
#	NYMAGIC, Inc.	3,100	67,208
	NYSE Euronext	17,200	698,148
	Ocean Shore Holding Co.	3,004	30,130
	OceanFirst Financial Corp.	3,997	72,146
	Odyssey Re Holdings Corp.	24,330	918,701
	Ohio Valley Banc Corp.	662	14,895
#	Old National Bancorp	20,530	357,838
	Old Republic International Corp.	73,496	803,311
#	Old Second Bancorp, Inc.	3,265	55,276
	optionsXpress Holding, Inc.	8,900	205,323
#	PAB Bankshares, Inc.	1,714	12,786
#	Pacific Capital Bancorp	16,300	239,773
#	Pacific Continental Corp.	3,171	39,035
	Pacific Mercantile Bancorp	1,900	12,920
*	Pacific Premier Bancorp, Inc.	670	3,531
*	Pacific State Bancorp	500	3,463
#	PacWest Bancorp	8,010	181,667
	Pamrapo Bancorp, Inc.	911	12,535
	Park Bancorp, Inc.	153	1,828
#	Park National Corp.	4,208	257,950
	Parkvale Financial Corp.	1,154	25,469
#	Peapack-Gladstone Financial Corp.	1,517	44,494
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	7,189	16,103
	Penns Woods Bancorp, Inc.	770	22,754
* #	Pennsylvania Commerce Bancorp, Inc.	1,996	55,808
*	Penson Worldwide, Inc.	10,000	168,500
	Peoples Bancorp of North Carolina	1,583	17,650
	Peoples Bancorp, Inc. (709789101)	470	6,051
	Peoples Bancorp, Inc. (709788202)	3,400	69,836
	Peoples Community Bancorp	1,000	1,860
	People’s United Financial, Inc.	43,290	775,757
*	Philadelphia Consolidated Holding Corp.	23,731	1,417,453
*	Pico Holdings, Inc.	6,347	302,371
	Pinnacle Bancshares, Inc.	200	1,752
*	Pinnacle Financial Partners, Inc.	7,321	185,368
*	Piper Jaffray Companies, Inc.	200	7,602
*	PMA Capital Corp. Class A	7,202	68,347
	PNC Financial Services Group, Inc.	22,476	1,617,148
	Porter Bancorp, Inc.	341	6,346
* #	Portfolio Recovery Associates, Inc.	3,602	153,229
#	Preferred Bank	1,600	15,632

26

	Premier Financial Bancorp, Inc.	1,067	10,137
	Presidential Life Corp.	700	12,600
	Princeton National Bancorp, Inc.	772	21,037
	Principal Financial Group, Inc.	26,520	1,214,351
#	PrivateBancorp, Inc.	10,600	324,784
*	ProAssurance Corp.	11,900	641,410
	Progressive Corp.	138,480	2,557,726
#	Prosperity Bancshares, Inc.	17,134	547,774
	Protective Life Corp.	22,400	812,896
	Providence Community Bancshares, Inc.	200	2,642
#	Provident Bankshares Corp.	6,210	48,065
#	Provident Financial Holdings, Inc.	1,135	7,196
	Provident Financial Services, Inc.	17,320	264,130
	Provident New York Bancorp	13,100	181,304
	Prudential Bancorp, Inc. of Pennsylvania	2,615	27,301
	Prudential Financial, Inc.	42,250	3,114,248
	PSB Holdings, Inc.	1,100	9,130
#	Pulaski Financial Corp.	3,035	29,440
#	QC Holdings, Inc.	6,181	39,126
#	Radian Group, Inc.	6,610	25,316
	Rainier Pacific Financial Group, Inc.	2,107	15,465
#	Raymond James Financial, Inc.	38,583	1,189,514
#	Regions Financial Corp.	45,716	423,787
#	Reinsurance Group of America, Inc.	22,800	1,098,048
	Renasant Corp.	7,327	138,554
#	Republic Bancorp, Inc. Class A	4,398	130,313
*	Republic First Bancorp, Inc.	1,166	10,482
	Resource America, Inc.	5,258	64,936
*	Rewards Network, Inc.	9,155	46,233
	Riverview Bancorp, Inc.	2,680	17,447
	RLI Corp.	6,657	372,193
#	Rockville Financial, Inc.	6,678	96,631
#	Roma Financial Corp.	9,748	148,072
	Rome Bancorp, Inc.	2,300	24,840
	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	7,570
	Rurban Financial Corp.	1,124	11,218
#	S&T Bancorp, Inc.	6,163	206,830
#	S.Y. Bancorp, Inc.	3,951	111,576
	SAFECO Corp.	18,920	1,278,992
	Safety Insurance Group, Inc.	6,400	275,200
	Salisbury Bancorp, Inc.	416	12,272
	Sanders Morris Harris Group, Inc.	4,904	51,492
#	Sandy Spring Bancorp, Inc.	5,709	102,191
#	SCBT Financial Corp.	3,375	114,176
	Schwab (Charles) Corp.	93,401	2,240,690
*	Seabright Insurance Holdings	6,822	82,819
#	Seacoast Banking Corp. of Florida	6,953	61,047
#	Security Bank Corp.	8,411	31,878
*	Security National Financial Corp. Class A	772	1,930
	SEI Investments Co.	18,436	435,458
	Selective Insurance Group, Inc.	14,500	350,030
#	Shore Bancshares, Inc.	1,961	44,927
	SI Financial Group, Inc.	2,883	27,677
#	Siebert Financial Corp.	3,562	11,167
#	Sierra Bancorp	3,141	49,628

27

* #	Signature Bank	9,178	271,393
#	Simmons First National Corp. Class A	4,618	131,244
*	SLM Corp.	74,530	1,230,490
#	Smithtown Bancorp, Inc.	2,740	52,087
	Somerset Hills Bancorp	980	8,869
#	South Financial Group, Inc.	14,200	96,560
#	South Street Financial Corp.	600	3,375
*	Southcoast Financial Corp.	1,754	20,215
	Southern Community Financial Corp.	5,725	27,881
*	Southern Connecticut Bancorp, Inc.	400	2,740
*	Southern First Bancshares, Inc.	675	7,607
	Southern Missouri Bancorp, Inc.	243	3,601
#	Southside Bancshares, Inc.	4,466	97,136
	Southwest Bancorp, Inc.	5,004	84,267
#	Southwest Georgia Financial Corp.	714	12,174
	Sovereign Bancorp, Inc.	58,303	563,207
*	Specialty Underwriters’ Alliance, Inc.	300	1,575
	StanCorp Financial Group, Inc.	17,700	867,477
	State Auto Financial Corp.	12,432	383,776
#	State Bancorp, Inc.	4,798	71,250
	State Street Corp.	35,588	2,408,240
#	StellarOne Corp.	5,709	95,854
	Sterling Bancorp	5,478	85,402
	Sterling Bancshares, Inc.	27,865	274,192
#	Sterling Financial Corp.	10,047	102,379
	Stewart Information Services Corp.	5,600	104,776
*	Stifel Financial Corp.	7,710	315,108
* #	Stratus Properties, Inc.	2,756	80,007
	Student Loan Corp.	5,473	645,321
#	Suffolk Bancorp	1,974	70,136
*	Sun American Bancorp	787	1,590
*	Sun Bancorp, Inc.	8,428	99,450
	SunTrust Banks, Inc.	37,532	1,572,215
* #	Superior Bancorp	1,080	7,258
#	Susquehanna Bancshares, Inc.	27,429	438,315
	Sussex Bancorp	312	2,402
* #	SVB Financial Group	6,800	381,140
	SWS Group, Inc.	9,300	187,674
	Synovus Financial Corp.	79,800	734,160
	T. Rowe Price Group, Inc.	21,063	1,250,300
	Taylor Capital Group, Inc.	3,200	34,656
#	TCF Financial Corp.	20,900	329,175
*	TD Ameritrade Holding Corp.	35,000	715,050
#	Team Financial, Inc.	400	1,584
	Teche Holding Co.	157	5,220
* #	Tejon Ranch Co.	4,300	147,103
#	Temecula Valley Bancorp, Inc.	1,218	6,285
*	Texas Capital Bancshares, Inc.	8,960	139,866
	TF Financial Corp.	652	14,057
#	TFS Financial Corp.	86,557	1,057,727
*	The Bancorp, Inc.	1,800	8,280
#	The Colonial BancGroup, Inc.	31,683	200,237
#	The Goldman Sachs Group, Inc.	35,853	5,878,816
*	The Intergroup Corp.	200	3,341
	The Phoenix Companies, Inc.	1,300	15,483

28

	The Savannah Bancorp, Inc.	1,013	14,739
#	The St. Joe Corp.	8,802	328,051
	The Travelers Companies, Inc.	71,980	3,178,637
#	The Wilber Corp.	1,225	10,290
* #	Thomas Weisel Partners Group, Inc.	7,500	45,900
#	TIB Financial Corp.	3,636	25,452
*	Tidelands Bancshares, Inc.	957	7,254
#	TierOne Corp.	2,296	12,972
#	Timberland Bancorp, Inc.	1,600	12,544
	Tompkins Financial Corp.	2,911	131,810
	Torchmark Corp.	22,310	1,332,799
	Tower Financial Corp.	350	3,402
	Tower Group, Inc.	6,400	134,080
#	TowneBank	2,300	44,919
*	Tradestation Group, Inc.	9,600	96,384
	Transatlantic Holdings, Inc.	17,094	1,027,349
*	Tree.com, Inc.	2,054	15,610
	Trico Bancshares	5,522	90,782
	TrustCo Bank Corp. (NY)	16,605	162,397
#	Trustmark Corp.	20,498	393,357
	U.S. Bancorp	72,240	2,301,566
#	UCBH Holdings, Inc.	25,794	150,895
	UMB Financial Corp.	11,700	608,751
#	Umpqua Holdings Corp.	17,654	246,450
*	Unico American Corp.	100	835
#	Union Bankshares Corp.	4,449	101,037
	Union Bankshares, Inc.	718	14,338
	UnionBanCal Corp.	36,040	2,655,427
	United Bancshares, Inc. (909458101)	600	6,828
	United Bancshares, Inc. (909907107)	14,835	382,001
*	United Capital Corp.	2,054	50,898
#	United Community Banks, Inc.	13,100	154,056
	United Community Financial Corp.	5,284	19,075
	United Financial Bancorp, Inc.	5,606	71,701
	United Fire & Casualty Co.	10,936	325,237
*	United PanAm Financial Corp.	2,900	10,759
#	United Security Bancshares (CA)	3,203	46,347
	United Western Bancorp, Inc.	2,704	29,392
	Unitrin, Inc.	19,000	485,070
	Unity Bancorp, Inc.	723	4,143
*	Universal American Corp.	15,420	203,081
	Universal Insurance Holdings, Inc.	8,600	32,078
#	Univest Corporation of Pennsylvania	4,092	118,218
	Unum Group	97,090	2,467,057
#	Valley National Bancorp	34,978	699,910
#	ViewPoint Financial Group	9,072	148,690
#	Vineyard National Bancorp Co.	2,597	1,740
*	Virginia Commerce Bancorp, Inc.	3,448	18,205
	VIST Financial Corp.	1,764	23,814
	W. R. Berkley Corp.	47,249	1,113,186
*	Waccamaw Bankshares, Inc.	220	1,430
#	Wachovia Corp.	112,711	1,790,978
	Waddell & Reed Financial, Inc.	14,800	476,560
	Wainwright Bank & Trust Co.	2,570	22,899
	Washington Banking Co.	1,310	12,052

29

	Washington Federal, Inc.	32,231	555,340
	Washington Trust Bancorp, Inc.	4,509	110,786
* #	Waterstone Financial, Inc.	10,572	103,923
	Wayne Savings Bancshares, Inc.	555	5,367
	Webster Financial Corp.	17,084	364,231
	Wells Fargo & Co.	359,335	10,877,070
	Wesbanco, Inc.	8,657	214,520
	Wesco Financial Corp.	1,389	515,319
#	West Bancorporation	5,787	70,196
	West Coast Bancorp	3,003	32,973
#	Westamerica Bancorporation	6,804	348,365
* #	Western Alliance Bancorp	5,000	65,000
	Westwood Holdings Group, Inc.	714	34,343
	White Mountains Insurance Group, Ltd.	2,900	1,371,410
#	Whitney Holding Corp.	21,600	467,640
	Willow Financial Bancorp, Inc.	4,598	45,612
#	Wilmington Trust Corp.	24,400	572,668
#	Wilshire Bancorp, Inc.	11,173	151,618
*	Wilshire Enterprises, Inc.	100	368
#	Wintrust Financial Corp.	8,200	190,650
*	World Acceptance Corp.	2,628	102,545
#	WSB Holdings, Inc.	1,227	6,012
	WVS Financial Corp.	300	4,785
#	Yadkin Valley Financial Corp.	3,901	63,781
	Zenith National Insurance Corp.	15,264	582,932
#	Zions Bancorporation	22,760	610,878
* #	ZipRealty, Inc.	8,818	39,946
Total Financials			254,725,323

Health Care — (10.3%)
*	A.D.A.M., Inc.	1,515	9,832
* #	Abaxis, Inc.	3,300	65,637
	Abbott Laboratories	108,855	6,251,543
* #	Abiomed, Inc.	7,033	126,735
*	Abraxis Bioscience, Inc.	2,755	202,493
* #	Acadia Pharmaceuticals, Inc.	5,900	15,045
* #	Accelr8 Technology Corp.	362	1,406
*	Accelrys, Inc.	8,474	43,472
* #	Accentia Biopharmaceuticals, Inc.	4,200	3,318
* #	Achillion Pharmaceuticals, Inc.	2,700	7,074
*	Acorda Therapeutics, Inc.	5,100	143,565
* #	Acusphere, Inc.	2,071	893
*	Adolor Corp.	14,400	46,944
* #	Advanced Life Sciences Holdings, Inc.	3,264	3,656
* #	Advanced Medical Optics, Inc.	22,500	486,675
* #	ADVENTRX Pharmaceuticals, Inc.	9,168	2,568
	Aetna, Inc.	52,700	2,273,478
*	Affymax, Inc.	200	3,748
* #	Affymetrix, Inc.	23,600	202,488
*	Air Methods Corp.	2,800	80,836
* #	Akorn, Inc.	10,281	49,863
*	Albany Molecular Research, Inc.	5,500	95,865
*	Alexion Pharmaceuticals, Inc.	7,800	351,624
*	Alexza Pharmaceuticals, Inc.	8,200	43,542
* #	Align Technology, Inc.	4,900	63,896

30

*	Alkermes, Inc.	22,287	297,977
	Allergan, Inc.	25,200	1,407,924
*	Alliance Imaging, Inc.	12,400	143,964
*	Allied Healthcare International, Inc.	9,775	22,189
*	Allied Healthcare Products, Inc.	1,117	7,065
*	Allion Healthcare, Inc.	4,827	33,355
*	Allos Therapeutics, Inc.	8,600	80,238
* #	Allscripts Healthcare Solutions, Inc.	8,436	120,972
* #	Almost Family, Inc.	2,102	95,031
* #	Alnylam Pharmaceuticals, Inc.	5,200	154,180
#	Alpharma, Inc. Class A	14,170	505,869
* #	Amag Pharmaceuticals, Inc.	1,255	48,556
* #	Amedisys, Inc.	6,034	321,129
*	America Services Group, Inc.	1,900	20,596
*	American Dental Partners, Inc.	3,647	45,588
* #	American Medical Systems Holdings, Inc.	18,760	333,928
*	American Shared Hospital Services	508	1,422
*	AMERIGROUP Corp.	14,400	372,672
	AmerisourceBergen Corp.	36,160	1,482,922
*	Amgen, Inc.	89,285	5,611,562
*	AMICAS, Inc.	13,398	39,256
*	AMN Healthcare Services, Inc.	9,400	178,600
*	Amsurg Corp.	10,900	295,499
* #	Amylin Pharmaceuticals, Inc.	8,600	189,028
*	Anadys Pharmaceuticals, Inc.	1,803	4,760
	Analogic Corp.	4,210	285,017
* #	Anesiva, Inc.	9,100	19,929
*	AngioDynamics, Inc.	7,468	122,699
*	Anika Therapeutics, Inc.	2,670	22,775
* #	Antigenics, Inc.	11,978	20,842
*	AP Pharma, Inc.	57	84
* #	APP Pharmaceuticals, Inc.	45,559	1,078,382
	Applied Biosystems, Inc.	10,170	371,103
*	Apria Healthcare Group, Inc.	12,300	243,294
*	Ardea Biosciences, Inc.	572	7,619
* #	Arena Pharmaceuticals, Inc.	15,800	95,906
*	Ariad Pharmaceuticals, Inc.	4,400	13,684
* #	Arqule, Inc.	6,893	24,263
*	Array BioPharma, Inc.	9,100	74,347
*	Arrhythmia Research Technology, Inc.	200	1,031
* #	Arthrocare Corp.	6,400	164,096
* #	Aspect Medical Systems, Inc.	2,500	13,075
*	Assisted Living Concepts, Inc.	18,938	134,081
*	AtriCure, Inc.	1,700	17,425
	Atrion Corp.	340	39,195
*	ATS Medical, Inc.	16,884	49,977
* #	Auxilium Pharmaceuticals, Inc.	4,400	172,964
*	Avalon Pharmaceuticals, Inc.	1,800	990
* #	AVANIR Pharmaceuticals Class A	4,700	4,141
* #	AVANT Immunotherapeutics, Inc.	2,313	31,989
* #	AVI BioPharma, Inc.	3,800	4,256
*	Avigen, Inc.	12,251	49,984
#	Bard (C.R.), Inc.	11,400	1,065,330
*	Barr Laboratories, Inc.	22,640	1,529,106
	Baxter International, Inc.	51,388	3,482,051

31

	Beckman Coulter, Inc.	9,836	726,094
	Becton Dickinson & Co.	18,459	1,612,947
*	Bioanalytical Systems, Inc.	400	1,944
* #	BioCryst Pharmaceuticals, Inc.	3,700	12,469
*	Biogen Idec, Inc.	25,150	1,280,890
*	Bio-Imaging Technologies, Inc.	5,400	42,714
* #	BioLase Technology, Inc.	1,000	2,560
* #	BioMarin Pharmaceutical, Inc.	7,994	240,939
*	BioMimetic Therapeutics, Inc.	4,016	46,264
*	Bio-Rad Laboratories, Inc. Class A	6,400	688,640
*	Bio-Rad Laboratories, Inc. Class B	888	95,460
*	Bio-Reference Laboratories, Inc.	3,400	96,322
* #	BioSante Pharmaceuticals, Inc.	6,183	31,966
*	BioScrip, Inc.	10,925	43,919
*	BioSphere Medical, Inc.	2,975	12,465
*	Boston Scientific Corp.	121,750	1,529,180
* #	Bovie Medical Corp.	4,800	35,040
	Bristol-Myers Squibb Co.	167,308	3,570,353
#	Brookdale Senior Living, Inc.	31,400	692,370
*	Bruker BioSciences Corp.	16,967	261,970
* #	BSD Medical Corp.	2,100	16,695
*	Cadence Pharmaceuticals, Inc.	900	8,919
* #	Caliper Life Sciences, Inc.	15,612	46,680
	Cambrex Corp.	4,200	27,258
*	Candela Corp.	2,000	6,120
*	Cantel Medical Corp.	5,400	51,786
*	Capital Senior Living Corp.	8,509	66,966
*	Caraco Pharmaceutical Laboratories, Ltd.	3,575	57,558
*	Cardiac Science Corp.	7,750	79,438
*	Cardica, Inc.	1,700	13,838
	Cardinal Health, Inc.	29,438	1,618,501
*	CAS Medical Systems, Inc.	2,600	8,658
*	Celera Corp.	24,110	337,540
*	Celgene Corp.	32,768	2,270,822
* #	Cell Genesys, Inc.	7,600	7,448
* #	Cell Therapeutics, Inc.	200	46
*	Celsion Corp.	1,200	4,764
*	Centene Corp.	15,000	338,700
* #	Cephalon, Inc.	5,400	413,748
* #	Cepheid, Inc.	7,700	143,220
*	Cerner Corp.	20,700	953,235
*	Cerus Corp.	7,700	34,342
*	Chad Therapeutics, Inc.	200	41
*	Charles River Laboratories International, Inc.	14,190	931,006
	Chemed Corp.	5,200	227,448
	Cigna Corp.	31,000	1,298,280
* #	Clinical Data, Inc.	4,555	75,294
* #	Columbia Laboratories, Inc.	12,694	46,333
* #	Combinatorx, Inc.	7,765	24,537
* #	Community Health Systems, Inc.	27,461	947,679
	Computer Programs & Systems, Inc.	1,316	35,703
* #	Conceptus, Inc.	4,100	69,290
*	Conmed Corp.	9,700	310,012
*	Continucare Corp.	24,500	62,230
#	Cooper Companies, Inc.	15,900	585,597

32

*	Corvel Corp.	3,709	107,969
* #	Covance, Inc.	8,500	801,890
*	Coventry Health Care, Inc.	36,902	1,292,308
*	CPEX Pharmaceuticals, Inc.	340	5,613
* #	Critical Therapeutics, Inc.	13,232	3,440
*	Cross Country Healthcare, Inc.	6,500	101,855
*	CryoLife, Inc.	5,900	93,102
*	Cubist Pharmaceuticals, Inc.	8,400	185,052
*	Curis, Inc.	600	1,044
* #	Cutera, Inc.	1,800	20,106
* #	CV Therapeutics, Inc.	12,800	147,072
* #	Cyberonics, Inc.	6,774	145,302
* #	Cyclacel Pharmaceuticals, Inc.	4,923	8,271
*	Cynosure, Inc. Class A	3,100	76,818
* #	Cypress Bioscience, Inc.	14,000	96,040
*	Cytokinetics, Inc.	450	2,340
*	Cytomedix, Inc.	900	693
* #	Cytori Therapeutics, Inc.	6,500	41,535
	Datascope Corp.	4,640	232,000
*	DaVita, Inc.	14,900	855,111
	Daxor Corp.	1,200	22,080
* #	Dendreon Corp.	10,700	62,916
#	Dentsply International, Inc.	10,704	419,490
* #	DepoMed, Inc.	7,000	30,590
* #	Dexcom, Inc.	2,300	15,824
*	Dialysis Corporation of America	2,038	16,039
*	Digirad Corp.	4,910	7,758
*	Dionex Corp.	2,400	156,456
*	Discovery Laboratories, Inc.	14,200	28,400
* #	Durect Corp.	9,544	50,583
* #	DUSA Pharmaceuticals, Inc.	800	1,328
*	Dyax Corp.	12,000	57,600
*	Dynacq Healthcare, Inc.	2,300	11,155
*	Dynavax Technologies Corp.	3,400	5,576
* #	Eclipsys Corp.	13,261	295,853
* #	Edwards Lifesciences Corp.	14,000	828,940
	Eli Lilly & Co.	83,944	3,915,988
*	Elite Pharmaceuticals, Inc.	1,000	230
* #	Emergency Medical Services Corp. Class A	1,600	53,248
*	Emergent Biosolutions, Inc.	12,857	178,198
* #	Emeritus Corp.	12,091	268,662
*	Emisphere Technologies, Inc.	5,429	19,816
* #	Endo Pharmaceuticals Holdings, Inc.	27,400	622,528
*	Endologix, Inc.	10,690	29,077
*	Enzo Biochem, Inc.	8,900	115,255
* #	Enzon Pharmaceuticals, Inc.	10,700	96,835
* #	EPIX Pharmaceuticals, Inc.	4,366	7,728
*	eResearch Technology, Inc.	10,378	139,999
*	etrials Worldwide, Inc.	1,100	1,650
* #	ev3, Inc.	23,598	288,132
*	Evotec AG Sponsored ADR	2,477	10,032
* #	Exact Sciences Corp.	2,400	2,568
*	Exactech, Inc.	3,000	77,610
* #	Exelixis, Inc.	8,300	47,227
*	Express Scripts, Inc.	16,600	1,218,606

33

* #	Farville, Inc.	4,400	233
*	Five Star Quality Care, Inc.	6,800	27,336
*	Forest Laboratories, Inc.	31,171	1,112,493
*	Genentech, Inc.	67,348	6,650,615
* #	Genitope Corp.	5,207	260
* #	Genomic Health, Inc.	3,000	67,050
*	Gen-Probe, Inc.	12,000	717,000
*	Gentiva Health Services, Inc.	10,265	285,675
* #	GenVec, Inc.	3,700	5,069
*	Genzyme Corp.	18,310	1,433,673
* #	Geron Corp.	20,175	92,603
*	Gilead Sciences, Inc.	66,380	3,496,898
*	Greatbatch, Inc.	7,500	183,150
*	GTx, Inc.	5,400	95,634
*	Haemonetics Corp.	5,600	351,232
*	Halozyme Therapeutics, Inc.	5,300	41,340
* #	Hana Biosciences, Inc.	1,300	689
*	Hanger Orthopedic Group, Inc.	4,600	77,878
*	Harvard Bioscience, Inc.	11,572	53,000
*	Health Grades, Inc.	6,500	21,645
*	Health Management Associates, Inc.	33,900	196,959
*	Health Net, Inc.	15,340	424,151
*	HealthExtras, Inc.	9,800	319,480
* #	HEALTHSOUTH Corp.	23,500	422,765
*	Healthspring, Inc.	18,500	367,410
*	HealthStream, Inc.	3,880	11,136
*	HealthTronics, Inc.	11,300	47,686
*	Healthways, Inc.	4,800	91,440
*	Henry Schein, Inc.	11,500	672,520
#	Hill-Rom Holdings, Inc.	21,800	652,692
* #	Hi-Tech Pharmacal Co., Inc.	3,900	36,543
*	Hlth Corp.	38,200	475,590
*	HMS Holdings Corp.	3,100	76,849
*	Hollis-Eden Pharmaceuticals, Inc.	2,500	4,200
* #	Hologic, Inc.	60,196	1,277,359
*	Home Diagnostics, Inc.	5,961	61,577
	Hooper Holmes, Inc.	9,504	14,541
*	Hospira, Inc.	9,555	385,640
* #	Human Genome Sciences, Inc.	25,328	187,680
*	Humana, Inc.	40,610	1,884,304
* #	Hythiam, Inc.	12,267	26,497
*	IBioPharma, Inc.	500	800
* #	ICU Medical, Inc.	3,700	112,369
*	Idenix Pharmaceuticals, Inc.	12,347	100,381
* #	Idera Pharmaceuticals, Inc.	2,800	40,936
*	IDEXX Laboratories, Inc.	9,700	546,110
* #	IDM Pharma, Inc.	9,865	35,711
* #	I-Flow Corp.	8,310	81,521
* #	Illumina, Inc.	5,101	439,349
* #	ImClone Systems, Inc.	21,400	1,378,160
*	Immtech International, Inc.	2,100	1,407
*	Immucor, Inc.	9,351	301,196
* #	ImmunoGen, Inc.	9,486	51,035
* #	Immunomedics, Inc.	13,100	28,296
*	Implant Sciences Corp.	744	759

34

#	IMS Health, Inc.	14,200	315,524
*	Incyte Corp.	21,300	217,899
* #	Indevus Pharmaceuticals, Inc.	8,379	18,434
*	Infinity Pharmaceuticals, Inc.	5,275	38,877
* #	Inovio Biomedical Corp.	5,300	5,088
* #	Inspire Pharmaceuticals, Inc.	9,700	43,650
* #	Integra LifeSciences Holdings	7,328	355,335
*	IntegraMed America, Inc.	2,470	20,180
*	Interleukin Genetics, Inc.	3,515	3,515
* #	InterMune, Inc.	9,400	178,318
* #	Introgen Therapeutics, Inc.	8,196	7,622
*	Intuitive Surgical, Inc.	4,400	1,299,188
#	Invacare Corp.	10,900	277,187
*	Inventiv Health, Inc.	10,431	230,212
*	Inverness Medical Innovations, Inc.	15,099	536,316
*	Invitrogen Corp.	24,400	1,036,024
*	Iridex Corp.	1,100	4,400
*	IRIS International, Inc.	4,100	75,932
* #	Isis Pharmaceuticals, Inc.	11,797	208,571
* #	Isolagen, Inc.	4,713	6,315
*	Ista Pharmaceuticals, Inc.	5,600	10,080
*	Javelin Pharmaceuticals, Inc.	3,432	9,575
	Johnson & Johnson	210,266	14,809,034
* #	Kendle International, Inc.	3,800	187,910
* #	Kensey Nash Corp.	3,028	109,038
*	Keryx Biopharmaceuticals, Inc.	9,300	4,929
	Kewaunee Scientific Corp.	300	4,191
* #	Kindred Healthcare, Inc.	7,900	244,347
* #	Kinetic Concepts, Inc.	5,300	186,348
*	King Pharmaceuticals, Inc.	92,100	1,053,624
* #	K-V Pharmaceutical Co. Class A	9,392	211,790
*	K-V Pharmaceutical Co. Class B	2,491	56,297
* #	La Jolla Pharmaceutical Co.	4,800	8,496
*	Laboratory Corp. of America Holdings	9,600	702,240
	Landauer, Inc.	1,170	76,354
*	Langer, Inc.	1,300	1,300
*	Lannet Co., Inc.	4,554	15,711
#	LCA-Vision, Inc.	1,557	8,781
*	Lexicon Pharmaceuticals, Inc.	30,949	57,565
*	LHC Group, Inc.	6,200	180,606
* #	LifePoint Hospitals, Inc.	20,217	682,122
* #	Ligand Pharmaceuticals, Inc. Class B	4,420	14,940
*	Lincare Holdings, Inc.	20,310	670,230
*	Luminex Corp.	5,600	142,744
*	Magellan Health Services, Inc.	13,737	598,384
*	Magyar Bancorp, Inc.	211	1,952
* #	Mannkind Corp.	21,400	69,550
*	Martek Biosciences Corp.	11,200	374,192
*	Matrixx Initiatives, Inc.	1,800	31,896
*	Maxygen, Inc.	9,952	49,063
	McKesson Corp.	23,171	1,338,820
* #	MDRNA, Inc.	2,000	1,520
* #	Medarex, Inc.	19,873	146,663
*	MedCath Corp.	7,800	165,906
*	Medco Health Solutions, Inc.	42,760	2,003,306

35

*	Medical Action Industries, Inc.	3,858	50,810
*	Medical Staffing Network Holdings, Inc.	7,735	20,807
#	Medicis Pharmaceutical Corp. Class A	19,960	413,372
* #	Medivation, Inc.	3,700	91,723
*	MEDTOX Scientific, Inc.	2,211	38,648
	Medtronic, Inc.	92,072	5,027,131
* #	Memory Pharmaceuticals Corp.	2,480	819
*	Memry Corp.	11,700	29,250
#	Mentor Corp.	6,400	157,952
	Merck & Co., Inc.	128,568	4,586,021
	Merge Healthcare, Inc.	6,417	8,085
	Meridian Bioscience, Inc.	5,050	143,521
*	Merit Medical Systems, Inc.	6,995	135,423
*	Metabasis Therapeutics, Inc.	4,106	6,159
*	Metropolitan Health Networks, Inc.	12,859	28,547
* #	Micromet, Inc.	4,730	29,468
*	Micrus Endovascular Corp.	2,500	31,500
* #	MiddleBrook Pharmaceuticals, Inc.	11,202	23,300
* #	Millipore Corp.	5,100	382,551
* #	Minrad International, Inc.	5,915	9,937
* #	Molecular Insight Pharmaceuticals, Inc.	1,696	14,484
* #	Molina Healthcare, Inc.	9,700	305,259
*	Momenta Pharmaceuticals, Inc.	8,900	127,626
*	Monogram Biosciences, Inc.	6,700	5,561
*	MTS Medication Technologies	600	3,345
* #	MWI Veterinary Supply, Inc.	2,900	114,231
* #	Mylan, Inc.	27,800	358,342
*	Myriad Genetics, Inc.	9,670	659,494
*	Nabi Biopharmaceuticals	16,900	97,344
*	National Dentex Corp.	1,076	10,179
#	National Healthcare Corp.	3,624	181,091
#	National Research Corp.	1,172	37,504
* #	Natus Medical, Inc.	6,576	161,770
*	Nektar Therapeutics	24,607	97,690
* #	Neogen Corp.	3,586	93,487
*	Neose Technologies, Inc.	2,117	741
*	Neurocrine Biosciences, Inc.	10,900	56,353
* #	Neurogen Corp.	4,800	1,440
*	Neurometric, Inc.	3,000	3,390
* #	NMT Medical, Inc.	1,600	6,240
* #	Northfield Laboratories, Inc.	1,700	833
*	Northstar Neuroscience, Inc.	6,000	10,260
*	Novacea, Inc.	8,500	19,975
* #	NovaMed, Inc.	7,800	34,944
* #	Novavax, Inc.	15,521	42,838
* #	Noven Pharmaceuticals, Inc.	5,382	66,468
*	NPS Pharmaceuticals, Inc.	10,227	82,839
*	Nutraceutical International Corp.	3,600	44,208
* #	NuVasive, Inc.	5,800	276,428
* #	Nuvelo, Inc.	3,400	1,683
* #	NxStage Medical, Inc.	4,900	18,620
*	Odyssey Healthcare, Inc.	11,216	109,244
	Omnicare, Inc.	41,800	1,348,050
* #	Omnicell, Inc.	7,300	112,055
* #	Omrix Biopharmaceuticals, Inc.	3,400	78,200

36

* #	Onyx Pharmaceuticals, Inc.	11,900	486,353
* #	Optimer Pharmaceuticals, Inc.	7,101	56,524
* #	OraSure Technologies, Inc.	10,100	50,399
*	Orchid Cellmark, Inc.	7,300	23,871
* #	Ore Pharmaceuticals, Inc.	804	997
*	Orthologic Corp.	1,400	1,176
* #	Oscient Pharmaceuticals Corp.	1,400	1,596
* #	OSI Pharmaceuticals, Inc.	9,300	469,650
* #	Osiris Therapeutics, Inc.	3,240	49,766
*	Osteotech, Inc.	3,900	20,397
	Owens & Minor, Inc.	11,200	516,544
*	Oxigene, Inc.	2,700	3,510
* #	Pain Therapeutics, Inc.	10,500	98,175
*	Palatin Technologies, Inc.	4,779	669
*	Palomar Medical Technologies, Inc.	1,800	26,046
* #	Par Pharmaceutical Companies, Inc.	11,285	160,698
*	Parexel International Corp.	14,300	454,311
*	Patterson Companies, Inc.	10,300	335,162
*	PDI, Inc.	4,700	35,015
#	PDL BioPharma, Inc.	26,567	320,664
* #	Pediatrix Medical Group, Inc.	11,700	666,315
* #	Penwest Pharmaceuticals Co.	1,000	3,690
	PerkinElmer, Inc.	33,614	954,974
	Perrigo Co.	20,477	716,490
	Pfizer, Inc.	744,768	14,232,516
	Pharmaceutical Products Development Service, Inc.	10,400	424,320
*	Pharmacopia, Inc.	3,300	6,930
*	Pharmanet Development Group, Inc.	5,900	153,990
*	PharMerica Corp.	5,214	123,415
*	Phase Forward, Inc.	11,700	226,044
* #	PHC, Inc.	1,700	4,216
*	Pipex Pharmaceuticals, Inc.	1,700	1,105
* #	Pozen, Inc.	3,800	43,776
* #	Progenics Pharmaceuticals, Inc.	4,200	57,708
*	Prospect Medical Holdings, Inc.	1,100	2,475
*	Providence Service Corp.	4,000	51,240
* #	ProxyMed, Inc.	1,683	34
* #	PSS World Medical, Inc.	16,838	307,630
	Psychemedics Corp.	400	6,160
* #	Psychiatric Solutions, Inc.	14,250	537,938
*	QuadraMed Corp.	1,280	11,507
#	Quest Diagnostics, Inc.	30,400	1,643,120
* #	Questcor Pharmaceuticals, Inc.	9,645	52,662
*	Quidel Corp.	4,900	95,795
* #	Quigley Corp.	1,300	6,773
* #	RadNet, Inc.	7,750	48,205
*	Regeneration Technologies, Inc.	18,337	172,001
* #	Regeneron Pharmaceuticals, Inc.	19,495	423,431
*	RegeneRx Biopharmaceuticals, Inc.	846	1,058
*	RehabCare Group, Inc.	6,300	115,542
*	Repligen Corp.	9,901	53,168
* #	Repros Therapeutics, Inc.	3,300	27,489
*	Res-Care, Inc.	11,056	212,717
*	ResMed, Inc.	19,100	893,880
*	Retractable Technologies, Inc.	3,000	4,590

37

* #	Rigel Pharmaceuticals, Inc.	9,100	215,306
* #	Rochester Medical Corp.	2,923	39,431
* #	Rockwell Medical Technologies, Inc.	1,600	7,984
* #	Rotech Healthcare, Inc.	804	56
* #	Salix Pharmaceuticals, Ltd.	13,600	92,480
* #	Sangamo BioSciences, Inc.	5,000	49,950
*	Santarus, Inc.	7,682	17,976
* #	Savient Pharmaceuticals, Inc.	6,800	154,564
	Schering-Plough Corp.	137,036	2,658,498
*	SciClone Pharmaceuticals, Inc.	14,200	21,158
#	Sciele Pharma, Inc.	10,913	210,294
*	SCOLR Pharma, Inc.	1,500	1,530
* #	Seattle Genetics, Inc.	9,900	110,385
*	Senomyx, Inc.	1,400	5,880
*	SenoRx, Inc.	2,200	13,354
*	Sepracor, Inc.	5,310	97,704
* #	Sequenom, Inc.	3,975	90,352
*	SeraCare Life Sciences, Inc.	259	971
* #	Sirona Dental Systems, Inc.	17,615	484,236
*	Somanetics Corp.	3,100	76,880
* #	Somaxon Pharmaceuticals, Inc.	2,500	11,600
*	Sonic Innovations, Inc.	4,100	12,259
*	SonoSite, Inc.	3,700	125,060
	Span-American Medical System, Inc.	561	7,203
*	Spectranetics Corp.	6,100	49,044
* #	Spectrum Pharmaceuticals, Inc.	6,233	10,658
*	SRI/Surgical Express, Inc.	900	3,465
*	St. Jude Medical, Inc.	21,800	999,094
* #	Staar Surgical Co.	7,900	43,213
* #	StemCells, Inc.	12,100	14,762
* #	Stereotaxis, Inc.	4,221	28,998
	Steris Corp.	16,224	596,556
*	Strategic Diagnostics, Inc.	7,636	18,403
	Stryker Corp.	33,771	2,269,073
*	Sun Healthcare Group, Inc.	9,825	168,892
*	Sunrise Senior Living, Inc.	14,579	296,391
* #	SuperGen, Inc.	8,900	14,863
* #	SurModics, Inc.	2,700	105,219
*	Symmetry Medical, Inc.	12,100	208,241
*	Synovis Life Technologies, Inc.	2,900	63,684
*	Targacept, Inc.	4,224	38,650
*	Techne Corp.	6,200	478,454
* #	Telik, Inc.	12,400	8,308
*	Tenet Healthcare Corp.	61,100	368,433
*	Tercica, Inc.	11,303	100,936
*	The Medicines Co.	13,900	338,604
*	Theragenics Corp.	9,400	31,490
* #	Theravance, Inc.	6,691	91,198
*	Thermo Fisher Scientific, Inc.	27,200	1,647,232
*	Thoratec Corp.	15,200	404,928
*	Titan Pharmaceuticals, Inc.	2,200	880
*	Torreypines Therapeutics, Inc.	2,700	1,566
#	Trimeris, Inc.	6,102	24,774
*	U.S. Physical Therapy, Inc.	4,400	87,164
*	United Therapeutics Corp.	2,800	297,164

38

	UnitedHealth Group, Inc.	80,805	2,460,512
	Universal Health Services, Inc.	17,076	1,054,955
*	Urologix, Inc.	1,476	2,613
* #	Uroplasty, Inc.	2,100	5,670
	Utah Medical Products, Inc.	660	18,744
#	Valeant Pharmaceuticals International	24,302	444,970
* #	Vanda Pharmaceuticals, Inc.	1,200	1,344
*	Varian Medical Systems, Inc.	12,000	757,920
* #	Varian, Inc.	4,000	198,840
*	Vascular Solutions, Inc.	1,400	11,690
*	VCA Antech, Inc.	18,517	569,213
*	Vertex Pharmaceuticals, Inc.	13,800	370,668
* #	Vical, Inc.	10,710	34,379
*	ViroPharma, Inc.	21,693	317,802
*	Vital Images, Inc.	5,800	91,060
	Vital Signs, Inc.	2,800	206,780
* #	Vivus, Inc.	11,500	97,175
*	Vnus Medical Technologies	3,200	70,944
* #	Volcano Corp.	11,930	219,154
*	Waters Corp.	7,100	484,575
*	Watson Pharmaceuticals, Inc.	30,600	927,486
* #	WebMD Health Corp. Class A	1,900	60,154
*	WellPoint, Inc.	50,779	2,680,623
	West Pharmaceutical Services, Inc.	7,100	346,551
*	Wright Medical Group, Inc.	9,120	280,805
	Wyeth	109,495	4,738,944
*	Xenoport, Inc.	3,800	185,554
	Young Innovations, Inc.	2,919	59,810
* #	Zila, Inc.	3,181	1,050
*	Zimmer Holdings, Inc.	19,526	1,413,487
* #	Zoll Medical Corp.	5,400	187,758
* #	Zymogenetics, Inc.	15,600	130,104
Total Health Care			194,510,951

Industrials — (11.1%)
* #	3-D Systems Corp.	4,799	58,644
	3M Co.	50,535	3,618,306
*	A. T. Cross Co. Class A	2,133	15,230
#	A.O. Smith Corp.	7,500	308,775
#	AAON, Inc.	4,332	92,532
* #	AAR Corp.	10,057	159,605
	ABM Industries, Inc.	15,579	409,416
*	Acco Brands Corp.	18,000	152,820
*	Accuride Corp.	12,400	18,104
	Aceto Corp.	2,500	21,350
* #	Active Power, Inc.	1,900	1,444
	Actuant Corp.	11,000	347,050
#	Acuity Brands, Inc.	11,055	481,003
	Administaff, Inc.	7,071	193,745
*	Aerosonic Corp.	700	1,680
*	Aerovironment, Inc.	5,388	180,282
*	AGCO Corp.	17,846	1,099,849
*	Air Transport Services Group, Inc.	7,200	7,128
* #	Airtran Holdings, Inc.	23,700	56,880
	Alamo Group, Inc.	3,195	66,871

39

*	Alaska Air Group, Inc.	11,800	247,918
	Albany International Corp. Class A	8,418	258,180
	Alexander & Baldwin, Inc.	13,649	610,520
* #	Alliant Techsystems, Inc.	8,050	847,102
* #	Allied Defense Group, Inc.	2,800	20,020
*	Allied Waste Industries, Inc.	94,702	1,272,795
*	Amerco, Inc.	6,693	278,964
	American Ecology Corp.	3,900	126,594
#	American Railcar Industries, Inc.	6,830	110,714
*	American Reprographics Co.	11,200	198,352
#	American Science & Engineering, Inc.	1,900	126,920
* #	American Superconductor Corp.	5,200	127,764
#	American Woodmark Corp.	4,731	112,409
	Ameron International Corp.	2,800	327,208
	Ametek, Inc.	14,200	689,268
	Ampco-Pittsburgh Corp.	3,068	133,274
* #	AMR Corp.	22,100	228,293
* #	Amrep Corp.	1,900	102,600
*	APAC Customer Services, Inc.	4,911	11,001
#	Apogee Enterprises, Inc.	10,300	206,000
* #	Applied Energetics, Inc.	14,300	20,592
#	Applied Industrial Technologies, Inc.	2,100	61,131
	Applied Signal Technologies, Inc.	4,110	68,021
*	Argan, Inc.	2,079	35,343
*	Argon ST, Inc.	7,700	192,269
#	Arkansas Best Corp.	8,800	304,656
*	Arotech Corp.	901	1,315
* #	Astec Industries, Inc.	8,270	284,488
*	Astronics Corp.	887	21,545
*	Atlas Air Worldwide Holding, Inc.	7,146	412,610
*	Avalon Holding Corp. Class A	500	2,150
	Avery Dennison Corp.	12,900	622,296
* #	Avis Budget Group, Inc.	32,664	248,900
*	Axsys Technologies, Inc.	2,554	173,493
* #	AZZ, Inc.	2,800	121,660
	B.F. Goodrich Co.	16,910	866,638
#	Badger Meter, Inc.	2,184	100,551
* #	Baker (Michael) Corp.	1,300	45,006
#	Baldor Electric Co.	12,300	438,372
*	Baldwin Technology Co., Inc. Class A	2,900	9,164
#	Barnes Group, Inc.	18,310	441,637
	Barrett Business Services, Inc.	3,311	48,010
*	BE Aerospace, Inc.	20,300	486,185
* #	Beacon Roofing Supply, Inc.	16,241	264,403
	Belden, Inc.	16,269	597,723
*	Blount International, Inc.	11,900	150,178
#	BlueLinx Holdings, Inc.	9,628	69,418
	Boeing Co.	50,788	3,329,661
	Bowne & Co., Inc.	9,220	111,562
	Brady Co. Class A	16,900	620,399
*	Breeze-Eastern Corp.	1,100	11,682
#	Briggs & Stratton Corp.	8,640	129,600
*	BTU International, Inc.	1,432	14,019
	Bucyrus International, Inc.	15,850	1,107,123
* #	Builders FirstSource, Inc.	11,550	58,559

40

	Burlington Northern Santa Fe Corp.	37,445	4,021,593
#	C&D Technologies, Inc.	10,000	76,900
	C.H. Robinson Worldwide, Inc.	14,700	766,017
*	Cano Petroleum, Inc.	12,600	39,942
* #	Capstone Turbine Corp.	10,700	29,104
	Carlisle Companies, Inc.	21,300	689,907
	Cascade Corp.	4,000	207,520
*	Casella Waste Systems, Inc. Class A	6,650	88,512
	Caterpillar, Inc.	52,526	3,715,164
*	CBIZ, Inc.	21,500	182,750
	CDI Corp.	7,255	182,101
* #	CECO Environmental Corp.	3,500	16,660
*	Celadon Group, Inc.	7,624	98,121
* #	Cenveo, Inc.	3,459	35,870
* #	Ceradyne, Inc.	8,309	374,404
	Champion Industries, Inc.	2,818	13,188
*	Channell Commercial Corp.	1,121	426
*	Chart Industries, Inc.	6,497	300,031
	Chase Corp.	2,000	34,600
	Chicago Rivet & Machine Co.	39	817
*	ChoicePoint, Inc.	14,685	714,572
	Cintas Corp.	37,200	1,145,760
	CIRCOR International, Inc.	5,425	326,911
	Clarcor, Inc.	12,900	515,097
* #	Clean Harbors, Inc.	2,600	210,964
* #	Coleman Cable, Inc.	5,462	64,179
*	Columbus McKinnon Corp.	6,500	177,385
	Comfort Systems USA, Inc.	13,045	198,806
*	Commercial Vehicle Group, Inc.	6,900	70,656
	CompX International, Inc.	800	5,840
*	COMSYS IT Partners, Inc.	5,600	66,304
* #	Consolidated Graphics, Inc.	3,400	132,158
*	Continental Airlines, Inc.	24,600	399,750
	Con-way, Inc.	12,950	635,845
	Cooper Industries, Ltd.	24,700	1,176,708
* #	Copart, Inc.	15,000	660,150
*	Cornell Companies, Inc.	5,200	141,076
	Corporate Executive Board Co.	3,600	131,040
* #	Corrections Corp. of America	24,600	654,360
* #	CoStar Group, Inc.	5,300	279,893
*	Covanta Holding Corp.	23,100	642,642
*	CPI Aerostructures, Inc.	800	6,440
*	CRA International, Inc.	3,802	151,662
	Crane Co.	11,763	431,937
* #	Crocs, Inc.	6,700	27,805
	CSX Corp.	43,951	2,842,751
	Cubic Corp.	5,500	152,295
	Cummins, Inc.	17,400	1,133,784
	Curtiss-Wright Corp.	11,808	636,097
	Danaher Corp.	25,571	2,085,826
	Deere & Co.	20,264	1,430,030
* #	Delta Air Lines, Inc.	32,300	262,599
	Deluxe Corp.	7,550	124,651
*	Devcon International Corp.	500	350
	Diamond Management & Technology Consultants, Inc.	8,300	49,634

41

* #	Distributed Energy Systems Corp.	872	28
* #	Document Securities Systems, Inc.	1,200	5,940
* #	Dollar Thrifty Automotive Group, Inc.	1,700	7,905
	Donaldson Co., Inc.	20,500	900,155
* #	Double Eagle Petroleum Co.	3,000	48,780
	Dover Corp.	43,100	2,128,278
	DRS Technologies, Inc.	11,705	931,952
	Ducommun, Inc.	3,171	83,936
*	DXP Enterprises, Inc.	1,700	100,385
*	Dynamex, Inc.	2,177	64,178
#	Dynamic Materials Corp.	1,600	49,232
*	DynCorp International, Inc. Class A	6,600	104,214
	Eagle Bulk Shipping, Inc.	9,600	254,112
*	Eagle Test Systems, Inc.	6,589	93,432
#	Eastern Co.	2,006	29,388
	Eaton Corp.	23,863	1,746,294
	Ecology & Environment, Inc. Class A	210	2,226
	Electro Rent Corp.	8,463	115,266
*	EMCOR Group, Inc.	19,700	671,179
	Emerson Electric Co.	64,788	3,032,078
#	Encore Wire Corp.	9,100	173,537
* #	Ener1, Inc.	25,400	189,484
* #	Energy Conversion Devices, Inc.	8,200	616,394
* #	Energy Focus, Inc.	2,204	5,444
*	EnerSys	13,630	383,276
* #	ENGlobal Corp.	7,130	123,420
	Ennis, Inc.	10,310	170,218
* #	EnPro Industries, Inc.	6,733	283,796
*	Environmental Tectonics Corp.	871	1,960
	Equifax, Inc.	15,757	556,695
* #	ESCO Technologies, Inc.	7,400	352,314
	Espey Manufacturing & Electronics Corp.	495	10,742
*	Esterline Technologies Corp.	12,100	683,529
* #	Evergreen Solar, Inc.	19,700	185,771
* #	Exide Technologies	16,482	203,388
	Expeditors International of Washington, Inc.	18,285	659,906
*	Exponent, Inc.	3,602	110,798
*	ExpressJet Holdings, Inc.	9,435	1,887
*	EXX, Inc. Class A	1,100	3,273
#	Fastenal Co.	12,710	660,030
	Federal Signal Corp.	17,510	280,685
	FedEx Corp.	38,452	3,184,595
*	First Advantage Corp.	3,700	61,901
*	First Solar, Inc.	6,000	1,659,900
* #	Flanders Corp.	9,525	66,770
*	Flow International Corp.	6,628	45,004
	Flowserve Corp.	7,000	924,840
	Fluor Corp.	13,800	1,105,794
*	Fortune Industries, Inc.	700	805
	Forward Air Corp.	5,600	197,624
*	Foster Wheeler, Ltd.	10,900	541,621
#	Franklin Electric Co., Inc.	6,200	268,460
#	Freightcar America, Inc.	3,800	140,486
* #	Frontier Airlines Holdings, Inc.	800	224
	Frozen Food Express Industries, Inc.	1,200	7,260

42

*	FTI Consulting, Inc.	11,700	858,780
* #	Fuel Tech, Inc.	2,900	53,186
* #	FuelCell Energy, Inc.	15,000	104,100
*	Furmanite Corp.	9,694	115,456
	G & K Services, Inc. Class A	6,200	213,838
*	Gardner Denver Machinery, Inc.	16,733	755,328
	GATX Corp.	17,750	777,983
* #	Gehl Co.	2,100	31,647
#	Genco Shipping & Trading, Ltd.	7,300	458,002
	Gencorp, Inc.	6,200	48,422
*	General Cable Corp.	14,300	703,846
	General Dynamics Corp.	32,006	2,954,154
	General Electric Co.	525,567	14,768,433
*	Genesee & Wyoming, Inc.	9,262	398,359
*	GeoEye, Inc.	3,700	91,575
* #	GeoPetro Resources Co.	1,500	3,450
*	Global Cash Access, Inc.	20,391	122,142
#	Gorman-Rupp Co.	3,995	160,719
*	GP Strategies Corp.	6,600	60,258
#	Graco, Inc.	7,100	270,865
*	Graftech International, Ltd.	13,400	272,288
#	Graham Corp.	1,250	116,750
#	Granite Construction, Inc.	11,480	421,086
*	Great Lakes Dredge & Dock Corp.	4,410	33,031
#	Greenbrier Companies, Inc.	5,104	102,335
* #	Griffon Corp.	10,700	131,075
	Hardinge, Inc.	3,558	57,426
	Harsco Corp.	7,600	400,064
*	Hawaiian Holdings, Inc.	10,100	91,203
#	Healthcare Services Group, Inc.	10,250	199,670
#	Heartland Express, Inc.	24,500	404,740
#	Heico Corp.	2,900	103,327
	Heico Corp. Class A	5,222	150,394
	Heidrick & Struggles International, Inc.	5,500	166,980
* #	Henry Bros. Electronics, Inc.	465	2,999
*	Herley Industries, Inc.	2,810	53,952
#	Herman Miller, Inc.	7,200	202,608
* #	Hexcel Corp.	18,900	392,742
*	Hill International, Inc.	8,400	161,700
	Hi-Shear Technology Corp.	1,000	11,650
#	HNI Corp.	9,982	230,983
* #	Hoku Scientific, Inc.	4,800	28,896
	Honeywell International, Inc.	63,600	3,190,812
#	Horizon Lines, Inc. Class A	5,400	70,092
#	Houston Wire & Cable Co.	4,300	72,498
*	HQ Sustainable Maritime Industries, Inc.	2,518	17,953
*	Hub Group, Inc. Class A	9,300	371,442
#	Hubbell, Inc. Class A	1,107	56,125
	Hubbell, Inc. Class B	16,600	722,266
*	Hudson Highland Group, Inc.	8,160	75,154
*	Hurco Companies, Inc.	1,800	58,374
* #	Huron Consulting Group, Inc.	1,600	103,168
*	Huttig Building Products, Inc.	4,110	8,919
*	ICT Group, Inc.	5,262	42,622
	IDEX Corp.	21,650	802,566

43

* #	IHS, Inc.	5,830	374,053
*	II-VI, Inc.	7,100	311,761
	IKON Office Solutions, Inc.	37,500	649,125
	Illinois Tool Works, Inc.	41,934	2,080,346
	Ingersoll-Rand Co., Ltd. Class A	318	11,744
* #	Innerworkings, Inc.	11,925	141,431
*	Innotrac Corp.	1,251	4,629
* #	Innovative Solutions & Support, Inc.	5,900	35,341
* #	Insituform Technologies, Inc. Class A	10,700	196,452
#	Insteel Industries, Inc.	5,428	92,819
* #	Integrated Electrical Services, Inc.	5,398	115,571
* #	InterDigital, Inc.	5,306	140,821
*	Interline Brands, Inc.	11,100	178,155
*	International Shipholding Corp.	2,001	40,520
*	Intersections, Inc.	5,807	62,309
#	ITT Industries, Inc.	22,100	1,408,875
#	J.B. Hunt Transport Services, Inc.	26,060	949,887
*	Jacobs Engineering Group, Inc.	10,476	773,338
*	JetBlue Airways Corp.	27,800	168,746
*	John Bean Technologies Corp.	2,744	35,672
	Joy Global, Inc.	9,306	661,098
*	Kadant, Inc.	4,600	107,870
	Kaman Corp. Class A	7,105	214,216
*	Kansas City Southern	22,095	1,136,346
	Kaydon Corp.	6,201	345,582
	KBR, Inc.	17,899	439,420
	Kelly Services, Inc. Class A	12,300	237,882
	Kelly Services, Inc. Class B	319	6,390
* #	Kenexa Corp.	8,676	200,676
	Kennametal, Inc.	22,400	789,152
*	Key Technology, Inc.	1,336	38,156
*	Kforce, Inc.	13,359	142,674
* #	Kirby Corp.	13,300	609,007
	Knight Transportation, Inc.	17,650	315,759
	Knoll, Inc.	7,400	121,878
*	Korn/Ferry International	16,200	288,036
*	K-Tron International, Inc.	664	98,797
*	L.B. Foster Co. Class A	1,800	69,408
	L.S. Starrett Co. Class A	1,841	48,308
	L-3 Communications Holdings, Inc.	23,700	2,463,378
*	LaBarge, Inc.	3,822	56,451
* #	Ladish Co., Inc.	3,164	84,352
#	Landstar Systems, Inc.	4,300	210,786
	Lawson Products, Inc.	2,944	88,673
*	Layne Christensen Co.	6,635	364,129
*	Learning Tree International, Inc.	3,221	47,961
*	LECG Corp.	7,283	59,356
	Lennox International, Inc.	13,800	510,600
*	LGL Group, Inc.	300	1,890
#	Lincoln Electric Holdings, Inc.	9,000	726,930
#	Lindsay Corp.	2,000	163,820
*	LMI Aerospace, Inc.	3,600	84,924
	Lockheed Martin Corp.	32,385	3,770,909
#	LSI Industries, Inc.	5,600	48,328
*	Lydall, Inc.	234	2,735

44

* #	M&F Worldwide Corp.	4,670	205,573
*	Mac-Gray Corp.	3,058	35,442
*	Magnetek, Inc.	10,700	49,220
* ●	MAIR Holdings, Inc.	300	447
* ●	MAIR Holdings, Inc. Escrow Shares	300	—
* #	Manitex International, Inc.	3,200	12,608
	Manpower, Inc.	20,590	989,555
*	Marten Transport, Ltd.	7,400	147,556
	Masco Corp.	80,100	1,526,706
	McGrath Rentcorp.	8,437	240,455
*	Media Sciences International, Inc.	520	1,011
* #	Medialink Worldwide, Inc.	1,000	200
* #	Medis Technologies, Ltd.	1,800	5,634
*	Merrimac Industries, Inc.	601	3,239
* #	Mesa Air Group, Inc.	5,100	2,295
* #	Metalline Mining Co.	600	684
#	Met-Pro Corp.	5,130	74,795
*	Mettler Toledo International, Inc.	2,700	284,040
*	MFRI, Inc.	1,800	20,286
* #	Microvision, Inc.	3,800	9,880
* #	Middleby Corp.	2,200	117,392
*	Miller Industries, Inc.	3,846	32,191
#	Mine Safety Appliances Co.	8,220	298,633
*	Misonix, Inc.	700	1,911
* #	Mobile Mini, Inc.	12,712	271,783
*	Modtech Holdings, Inc.	1,089	87
* #	Monster Worldwide, Inc.	11,660	227,836
*	Moog, Inc. Class A	12,200	578,280
*	Moog, Inc. Class B	1,208	57,549
	MSC Industrial Direct Co., Inc. Class A	12,073	614,878
	Mueller Industries, Inc.	14,990	420,470
#	Mueller Water Products, Inc.	10,700	116,309
	Mueller Water Products, Inc. Class B	27,092	281,215
	Multi-Color Corp.	3,177	74,151
	NACCO Industries, Inc. Class A	2,275	267,404
*	Nashua Corp.	807	7,513
	National Technical Systems, Inc.	2,146	10,709
*	Navigant Consulting, Inc.	14,122	244,452
*	NCI Building Systems, Inc.	6,755	258,581
#	Nordson Corp.	7,900	423,677
	Norfolk Southern Corp.	41,057	3,018,921
* #	North America Galvanizing & Coatings, Inc.	3,600	36,864
	Northrop Grumman Corp.	40,573	2,793,451
*	Northwest Airlines Corp.	18,800	183,864
*	Old Dominion Freight Line, Inc.	11,350	377,615
#	Omega Flex, Inc.	939	20,235
*	On Assignment, Inc.	13,900	131,355
*	Orbital Sciences Corp.	13,795	364,740
#	Oshkosh Truck Corp. Class B	21,600	333,072
*	Owens Corning, Inc.	38,500	931,315
*	P.A.M. Transportation Services, Inc.	3,500	51,555
	Paccar, Inc.	26,718	1,150,477
	Pall Corp.	8,200	333,002
*	Paragon Technologies, Inc.	400	2,280
	Parker Hannifin Corp.	20,700	1,326,249

45

*	Park-Ohio Holdings Corp.	3,636	70,938
*	Patrick Industries, Inc.	1,303	8,991
* #	Patriot Transportation Holding, Inc.	640	50,605
	Pentair, Inc.	21,782	800,489
*	Perini Corp.	4,000	106,840
*	PGT, Inc.	6,200	31,620
* #	PHH Corp.	17,510	267,028
*	Pike Electric Corp.	12,032	226,803
* #	Pinnacle Airlines Corp.	2,900	13,804
	Pitney Bowes, Inc.	15,232	520,173
* #	Plug Power, Inc.	29,393	79,655
*	PMFG, Inc.	1,600	42,816
	Portec Rail Products, Inc.	2,668	29,241
*	Powell Industries, Inc.	3,700	163,466
* #	Power-One, Inc.	21,144	47,574
	Precision Castparts Corp.	10,561	1,090,529
#	Preformed Line Products Co.	1,036	56,711
* #	Protection One, Inc.	3,301	23,437
	Providence & Worcester Railroad Co.	595	11,543
* #	Quality Distribution, Inc.	2,300	10,350
	Quanex Building Products Corp.	7,759	127,713
*	Quanta Services, Inc.	37,431	1,195,546
	Quixote Corp.	1,002	7,916
	R. R. Donnelley & Sons Co.	59,365	1,655,096
#	Raven Industries, Inc.	3,453	156,179
	Raytheon Co.	40,920	2,454,791
* #	RBC Bearings, Inc.	5,400	215,676
*	RCM Technologies, Inc.	1,888	5,116
#	Regal-Beloit Corp.	12,426	583,401
*	Republic Airways Holdings, Inc.	7,510	64,886
	Republic Services, Inc.	15,895	522,469
*	Resources Connection, Inc.	12,504	302,347
	Robbins & Myers, Inc.	7,076	317,359
	Robert Half International, Inc.	9,459	242,150
	Rockwell Automation, Inc.	9,700	457,937
	Rockwell Collins, Inc.	13,850	728,372
	Rollins, Inc.	10,175	180,810
	Roper Industries, Inc.	10,814	638,891
*	Rush Enterprises, Inc. Class A	8,900	117,391
*	Rush Enterprises, Inc. Class B	2,349	30,514
	Ryder System, Inc.	17,000	1,096,840
*	Saia, Inc.	200	3,856
	Schawk, Inc.	9,495	149,641
*	School Specialty, Inc.	6,000	183,000
	Servidyne, Inc.	115	485
	Servotronics, Inc.	389	4,746
*	Shaw Group, Inc.	12,616	624,997
*	SIFCO Industries, Inc.	610	6,222
#	Simpson Manufacturing Co., Inc.	15,800	439,240
	Skywest, Inc.	18,800	321,292
*	SL Industries, Inc.	1,624	21,437
	Southwest Airlines Co.	190,138	2,895,802
*	Sparton Corp.	1,599	6,636
*	Spherion Corp.	1,700	8,806
*	Spherix, Inc.	800	488

46

* #	Spire Corp.	1,200	13,344
	SPX Corp.	7,600	906,300
*	Standard Parking Corp.	2,456	53,614
	Standard Register Co.	6,200	70,184
	Standex International Corp.	3,850	96,250
*	Stanley, Inc.	5,400	183,924
	Steelcase, Inc. Class A	26,510	294,261
*	Stericycle, Inc.	13,505	800,847
*	Sterling Construction Co., Inc.	4,176	77,047
#	Sun Hydraulics, Inc.	3,629	120,084
	Supreme Industries, Inc.	2,047	8,035
	Sypris Solutions, Inc.	5,200	11,700
#	TAL International Group, Inc.	12,196	299,778
*	Taleo Corp. Class A	3,400	82,314
* #	Taser International, Inc.	8,000	52,000
*	Team, Inc.	2,200	83,842
	Tech/Ops Sevcon, Inc.	613	3,862
	Technology Research Corp.	800	1,880
	Tecumseh Products Co. Class A	5,400	142,506
*	Tecumseh Products Co. Class B	1,327	33,586
*	Teledyne Technologies, Inc.	9,100	567,203
	Teleflex, Inc.	10,918	704,975
*	TeleTech Holdings, Inc.	17,380	268,000
	Tennant Co.	4,000	124,600
*	Terex Corp.	26,000	1,307,540
*	Tetra Tech, Inc.	14,700	420,126
	Textron, Inc.	15,400	632,940
*	The Advisory Board Co.	2,300	71,093
	The Brink’s Co.	11,100	774,558
	The Dun & Bradstreet Corp.	5,300	487,441
* #	The Geo Group, Inc.	16,100	356,293
	The Manitowoc Co., Inc.	10,400	261,872
*	Thomas & Betts Corp.	20,325	936,576
	Thomas Group, Inc.	891	2,851
	Timken Co.	32,875	1,062,520
#	Titan International, Inc.	8,875	237,318
	Todd Shipyards Corp.	824	12,294
#	Toro Co.	9,000	367,830
*	Trailer Bridge, Inc.	599	3,804
* #	TransDigm Group, Inc.	11,900	446,964
*	TRC Companies, Inc.	8,126	28,685
	Tredegar Industries, Inc.	4,700	93,060
* #	Trex Co., Inc.	5,000	92,750
#	Trinity Industries, Inc.	25,100	903,098
	Triumph Group, Inc.	4,700	257,278
* #	TRM Corp.	1,182	325
*	TrueBlue, Inc.	13,500	223,965
*	Tufco Technologies, Inc.	510	2,933
*	TurboChef Technologies, Inc.	2,600	15,860
	Twin Disc, Inc.	4,000	73,480
*	U.S. Home Systems, Inc.	900	3,591
#	UAL Corp.	24,600	273,306
* #	Ultralife Corp.	4,100	47,437
	Union Pacific Corp.	53,020	4,448,378
	United Parcel Service, Inc.	56,137	3,599,504

47

*	United Rentals, Inc.	22,000	356,180
*	United Stationers, Inc.	8,000	396,640
	United Technologies Corp.	76,735	5,033,049
	Universal Forest Products, Inc.	7,055	231,757
* #	Universal Security Instruments, Inc.	266	1,706
*	Universal Truckload Services, Inc.	1,003	24,704
*	UQM Technologies, Inc.	1,300	2,990
*	URS Corp.	20,269	972,101
*	US Airways Group, Inc.	5,165	43,851
*	USA Truck, Inc.	3,220	59,248
*	USG Corp.	26,700	741,192
	Valmont Industries, Inc.	5,000	533,700
*	Valpey Fisher Corp.	783	3,289
*	Versar, Inc.	2,260	12,543
	Viad Corp.	6,200	193,936
	Vicor Corp.	7,300	73,511
*	Volt Information Sciences, Inc.	6,950	97,439
	VSE Corp.	1,100	40,337
#	W.W. Grainger, Inc.	10,700	963,321
	Wabash National Corp.	10,100	87,769
	Wabtec Corp.	10,700	632,049
	Walter Industries, Inc.	8,120	761,656
*	Waste Connections, Inc.	22,015	799,365
	Waste Management, Inc.	35,940	1,264,369
#	Watsco, Inc. Class A	7,730	395,699
#	Watsco, Inc. Class B	400	20,404
	Watson Wyatt Worldwide, Inc.	12,200	714,798
#	Watts Water Technologies, Inc.	10,200	289,986
*	WCA Waste Corp.	5,500	27,500
#	Werner Enterprises, Inc.	22,960	523,718
*	WESCO International, Inc.	12,010	461,664
*	Westaff, Inc.	3,455	2,729
*	Willdan Group, Inc.	2,250	8,258
*	Willis Lease Finance Corp.	2,883	35,692
	Woodward Governor Co.	14,800	685,684
* #	YRC Worldwide, Inc.	10,800	195,480
Total Industrials			209,717,670

Information Technology — (13.7%)
*	3Com Corp.	72,773	154,279
* #	Acacia Research-Acacia Technologies	2,400	9,576
* #	Access Integrated Technologies, Inc.	5,202	8,687
* #	ACI Worldwide, Inc.	8,400	152,208
* #	Acme Packet, Inc.	5,300	33,867
*	Actel Corp.	9,800	135,044
*	ActivIdentity Corp.	11,164	29,920
*	Activision Blizzard, Inc.	53,800	1,765,716
*	Actuate Corp.	13,695	58,478
	Acxiom Corp.	25,421	367,333
*	Adaptec, Inc.	45,920	174,037
* #	ADC Telecommunications, Inc.	33,170	339,993
*	ADDvantage Technologies Group, Inc.	600	1,884
*	Adept Technology, Inc.	1,000	7,750
*	Adobe Systems, Inc.	44,692	1,914,158
#	Adtran, Inc.	16,400	373,920

48

*	Advanced Analogic Technologies, Inc.	12,533	57,276
*	Advanced Energy Industries, Inc.	10,900	175,817
* #	Advanced Micro Devices, Inc.	84,500	531,505
* #	Advanced Photonix, Inc.	908	1,725
* #	Advent Software, Inc.	3,200	148,000
*	Aehr Test Systems	2,798	12,227
*	Aetrium, Inc.	1,000	3,750
*	Affiliated Computer Services, Inc. Class A	23,400	1,245,816
*	Agilent Technologies, Inc.	32,400	1,126,224
	Agilysys, Inc.	3,200	41,632
*	Airspan Networks, Inc.	10,400	4,888
*	Akamai Technologies, Inc.	8,300	190,070
* #	Alliance Data Systems Corp.	3,900	250,536
	Altera Corp.	33,620	761,157
*	Amdocs, Ltd.	51,500	1,554,785
*	American Commercial Lines, Inc.	10,400	128,024
	American Software, Inc. Class A	9,530	56,608
* #	Amkor Technology, Inc.	42,800	321,428
	Amphenol Corp.	16,108	765,452
*	Amtech Systems, Inc.	2,100	23,541
* #	Anadigics, Inc.	9,300	31,341
	Analog Devices, Inc.	26,520	741,499
*	Analysts International Corp.	1,000	1,240
*	Anaren, Inc.	3,573	37,945
* #	Anixter International, Inc.	10,300	760,243
*	Ansys, Inc.	17,995	798,078
*	Apple, Inc.	71,124	12,057,652
	Applied Materials, Inc.	111,843	2,004,227
*	Applied Micro Circuits Corp.	12,284	97,781
*	Ariba, Inc.	24,566	361,857
*	Arris Group, Inc.	24,085	227,844
*	Arrow Electronics, Inc.	37,701	1,251,296
*	Art Technology Group, Inc.	29,247	119,913
* #	Aruba Networks, Inc.	6,700	42,143
*	Aspen Technology, Inc.	19,100	275,040
	Astro-Med, Inc.	1,306	12,224
*	Asyst Technologies, Inc.	14,449	59,530
* #	Atari, Inc.	1,469	2,424
* #	Atheros Communications	14,901	485,922
	Atlantic Tele-Network, Inc.	5,388	180,336
*	Atmel Corp.	101,412	424,916
*	ATMI, Inc.	8,153	198,852
*	Authentidate Holding Corp.	952	552
*	Autobytel, Inc.	13,045	15,263
*	Autodesk, Inc.	26,600	945,098
	Automatic Data Processing, Inc.	39,970	1,773,869
* #	Avid Technology, Inc.	13,310	309,324
*	Aviza Technology, Inc.	2,200	1,320
*	Avnet, Inc.	40,700	1,194,545
*	Avocent Corp.	15,518	364,207
	AVX Corp.	51,160	587,317
*	Aware, Inc.	9,051	28,601
*	Axcelis Technologies, Inc.	30,094	142,345
*	AXT, Inc.	12,067	43,562
* #	Bankrate, Inc.	4,453	143,654

49

* #	BearingPoint, Inc.	37,300	42,522
	Bel Fuse, Inc. Class A	400	11,812
	Bel Fuse, Inc. Class B	2,800	77,952
* #	Bell Microproducts, Inc.	6,400	14,080
*	Benchmark Electronics, Inc.	25,144	414,625
*	BigBand Networks, Inc.	16,008	56,188
	Black Box Corp.	5,800	207,872
	Blackbaud, Inc.	6,900	139,311
* #	Blackboard, Inc.	4,500	179,820
* #	Blue Coat Systems, Inc.	4,800	89,280
*	BMC Software, Inc.	17,700	576,312
*	Bookham, Inc.	28,600	48,334
*	Borland Software Corp.	15,867	29,513
*	Bottomline Technologies, Inc.	7,157	82,449
*	Brightpoint, Inc.	23,740	204,401
*	Broadcom Corp.	50,936	1,225,520
	Broadridge Financial Solutions, Inc.	37,667	752,210
*	Brocade Communications Systems, Inc.	123,875	919,153
*	Brooks Automation, Inc.	12,953	124,478
*	BSQUARE Corp.	1,255	4,681
	CA, Inc.	31,900	762,729
* #	Cabot Microelectronics Corp.	7,304	282,080
* #	CACI International, Inc. Class A	10,200	516,630
*	Cadence Design Systems, Inc.	53,300	425,867
*	CalAmp Corp.	9,236	18,472
*	California Micro Devices Corp.	7,100	23,004
*	Callidus Software, Inc.	7,346	34,894
*	CallWave, Inc.	5,879	13,698
*	Captaris, Inc.	8,736	34,944
*	Cascade Microtech, Inc.	3,830	22,712
#	Cass Information Systems, Inc.	2,222	80,925
*	Catalyst Semiconductor, Inc.	6,300	42,651
*	Catapult Communications Corp.	4,587	34,815
*	Centillium Communications, Inc.	2,848	2,108
*	CEVA, Inc.	7,900	75,050
*	Checkpoint Systems, Inc.	14,200	302,318
*	Cherokee International Corp.	2,335	6,772
*	Chordiant Software, Inc.	3,360	19,992
*	Chyron International Corp.	2,325	13,718
*	Ciber, Inc.	1,300	10,179
* #	Ciena Corp.	30,742	534,296
* #	Ciprico, Inc.	678	28
*	Cirrus Logic, Inc.	28,600	177,606
*	Cisco Sytems, Inc.	479,234	11,525,578
*	Citrix Systems, Inc.	29,200	883,884
* #	CMGI, Inc.	17,420	205,382
* #	Cogent, Inc.	27,755	305,305
#	Cognex Corp.	14,000	283,220
*	Cognizant Technology Solutions Corp.	14,634	429,069
*	Coherent, Inc.	3,371	120,918
	Cohu, Inc.	7,410	123,747
*	Comarco, Inc.	900	2,124
* #	CommScope, Inc.	21,861	1,070,533
	Communications Systems, Inc.	2,055	21,886
*	Computer Sciences Corp.	41,710	1,961,621

50

*	Compuware Corp.	79,465	908,285
*	Comtech Telecommunications Corp.	5,362	245,151
* #	Concur Technologies, Inc.	8,300	364,785
*	Conexant Systems, Inc.	1,242	7,315
* #	Convera Corp.	9,300	10,044
*	Convergys Corp.	46,126	680,359
	Corning, Inc.	123,700	2,540,798
*	CPI International, Inc.	5,334	76,276
*	Cray, Inc.	4,900	27,489
*	Credence Systems Corp.	22,900	25,877
* #	Cree, Inc.	25,800	601,398
*	CSG Systems International, Inc.	9,244	174,712
*	CSP, Inc.	1,257	7,630
	CTS Corp.	1,000	13,240
*	Cyberoptics Corp.	2,261	20,439
* #	Cybersource Corp.	8,612	147,954
* #	Cymer, Inc.	7,765	232,484
* #	Cypress Semiconductor Corp.	46,280	1,500,398
#	Daktronics, Inc.	9,600	168,288
*	Datalink Corp.	1,244	7,352
	Dataram Corp.	1,100	2,651
*	DDi Corp.	7,960	45,213
*	DealerTrack Holdings, Inc.	9,000	165,870
*	Dell, Inc.	165,310	3,592,186
	Diebold, Inc.	13,600	539,240
*	Digi International, Inc.	8,420	99,440
* #	Digital River, Inc.	10,300	450,625
* #	Diodes, Inc.	7,910	188,179
*	Ditech Networks, Inc.	7,603	11,785
*	Dolby Laboratories, Inc.	7,200	293,040
*	Dot Hill Systems Corp.	12,800	27,904
*	Double-Take Software, Inc.	4,600	60,306
*	DSP Group, Inc.	8,529	66,100
* #	DST Systems, Inc.	3,304	204,022
*	DTS, Inc.	4,100	131,897
*	Dycom Industries, Inc.	11,418	183,031
*	Dynamics Research Corp.	2,547	22,847
*	EarthLink, Inc.	26,729	249,114
*	eBay, Inc.	107,201	2,672,521
* #	Ebix, Inc.	700	76,692
* #	Echelon Corp.	12,169	158,319
*	Echostar Holding Corp.	2,484	77,849
*	EDCI Holdings, Inc.	1,303	5,421
*	EDGAR Online, Inc.	1,700	3,842
*	Edgewater Technology, Inc.	2,700	13,365
*	EFJohnson Technologies, Inc.	4,512	8,122
*	Elecsys Corp.	99	674
*	Electro Scientific Industries, Inc.	5,792	82,768
* #	Electroglas, Inc.	3,431	5,112
* #	Electronic Arts, Inc.	26,234	1,280,482
*	Electronics for Imaging, Inc.	11,571	191,963
* #	Elixir Gaming Technologies, Inc.	18,400	7,728
* #	eLoyalty Corp.	500	2,455
*	EMC Corp.	91,200	1,393,536
* #	EMCORE Corp.	8,282	51,266

51

*	EMS Technologies, Inc.	5,000	117,450
*	Emulex Corp.	26,800	359,656
*	Endwave Corp.	2,100	12,600
*	Entegris, Inc.	41,993	258,677
*	Entorian Technologies, Inc.	8,700	6,351
*	Entrust, Inc.	15,515	36,460
*	Epicor Software Corp.	12,279	104,740
* #	EPIQ Systems, Inc.	12,150	137,174
* #	Equinix, Inc.	8,120	653,660
* #	Euronet Worldwide, Inc.	15,223	286,040
*	Evans & Sutherland Computer Corp.	685	788
* #	Exar Corp.	15,100	116,874
* #	Extreme Networks, Inc.	41,372	144,802
* #	F5 Networks, Inc.	12,942	441,452
#	Factset Research Systems, Inc.	4,100	257,111
#	Fair Isaac Corp.	9,400	217,140
*	Fairchild Semiconductor Corp. Class A	44,583	559,071
* #	FalconStor Software, Inc.	6,100	45,872
* #	Faro Technologies, Inc.	5,934	140,161
* #	FEI Co.	6,810	184,415
	Fidelity National Information Services, Inc.	53,816	1,175,880
* #	Finisar Corp.	28,300	41,035
*	Fiserv, Inc.	25,400	1,317,244
* #	Flir Systems, Inc.	12,300	439,110
* #	FormFactor, Inc.	14,720	282,477
*	Forrester Research, Inc.	5,277	182,531
* #	FortuNet, Inc.	2,292	11,002
*	Foundry Networks, Inc.	46,500	855,135
	Frequency Electronics, Inc.	2,200	10,076
*	FSI International, Inc.	3,939	4,490
*	Gartner Group, Inc.	23,500	620,635
*	Gerber Scientific, Inc.	7,754	69,166
	Gevity HR, Inc.	7,100	58,575
	Global Payments, Inc.	17,900	862,959
*	Globecomm Systems, Inc.	7,883	80,407
* #	Glu Mobile, Inc.	600	2,142
*	Goldleaf Financial Solutions, Inc.	4,900	8,428
*	Google, Inc.	20,084	9,304,716
*	Greenfield Online, Inc.	9,000	156,150
* #	GSE Systems, Inc.	2,084	16,776
*	GSI Technology, Inc.	9,255	35,169
*	GTSI Corp.	1,900	13,110
*	Guidance Software, Inc.	2,998	19,097
*	Hackett Group, Inc.	12,618	80,755
*	Harmonic, Inc.	23,500	206,800
#	Harris Corp.	4,600	240,856
*	Harris Stratex Networks, Inc. Class A	7,325	68,562
*	Hauppauge Digital, Inc.	1,000	1,400
	Heartland Payment Systems, Inc.	5,182	116,906
	Henry Jack & Associates, Inc.	23,500	470,705
*	Hewitt Associates, Inc. Class A	21,000	844,410
	Hewlett-Packard Co.	202,199	9,487,177
*	hi/fn, Inc.	4,047	16,067
* #	Hittite Microwave Corp.	6,800	240,652
*	Hughes Communications, Inc.	4,981	219,911

52

*	Hutchinson Technology, Inc.	6,900	99,981
*	Hypercom Corp.	17,183	78,183
* #	I.D. Systems, Inc.	3,032	27,258
* #	i2 Technologies, Inc.	5,206	75,018
*	IAC/InterActiveCorp.	30,814	511,512
#	iBasis, Inc.	3,249	11,891
*	iGATE Capital Corp.	13,881	156,161
* #	iGo, Inc.	7,499	8,474
*	Ikanos Communications	9,600	24,960
* #	ImageWare Systems, Inc.	400	180
*	I-many, Inc.	6,033	4,193
	Imation Corp.	13,936	296,001
#	Imergent, Inc.	2,800	31,668
* #	Immersion Corp.	7,900	52,535
*	InFocus Corp.	6,000	8,760
	InfoGROUP, Inc.	19,241	126,991
* #	Informatica Corp.	21,530	363,211
	InfoSpace, Inc.	11,200	131,040
*	Ingram Micro, Inc.	51,110	966,490
*	Innodata Isogen, Inc.	4,400	12,804
*	Insight Enterprises, Inc.	12,710	211,494
	Integral Systems, Inc.	2,700	121,473
*	Integrated Device Technology, Inc.	63,372	671,109
*	Integrated Silicon Solution, Inc.	9,378	36,949
	Intel Corp.	489,356	11,191,572
*	Intelli-Check, Inc.	840	1,890
*	Interactive Intelligence, Inc.	2,300	23,069
*	Intermec, Inc.	13,400	269,206
* #	Internap Network Services Corp.	4,700	14,523
	International Business Machines Corp.	110,830	13,491,336
*	International Rectifier Corp.	20,332	424,939
* #	Internet Brands, Inc.	900	6,291
*	Internet Capital Group, Inc.	12,520	105,794
* #	Interphase Corp.	700	2,352
	Intersil Corp.	44,800	1,049,664
*	Intervoice, Inc.	7,600	62,472
*	Interwoven, Inc.	14,737	216,929
*	Intest Corp.	1,100	1,485
*	Intevac, Inc.	6,500	66,170
*	IntriCon Corp.	400	2,332
*	Intuit, Inc.	38,100	1,145,667
*	INX, Inc.	1,400	12,950
*	iPass, Inc.	20,600	46,762
*	iPCS, Inc.	4,190	83,800
*	IPG Photonics Corp.	10,859	221,198
* #	Iron Mountain, Inc.	32,000	925,120
* #	Isilon Systems, Inc.	14,341	72,565
*	Iteris, Inc.	5,900	13,157
* #	Itron, Inc.	9,100	942,578
*	Ixia	23,125	200,956
*	IXYS Corp.	9,936	126,485
*	j2 Global Communications, Inc.	7,120	175,650
	Jabil Circuit, Inc.	43,700	736,782
*	Jaco Electronics, Inc.	600	786
*	JDA Software Group, Inc.	8,400	153,132

53

* #	JDS Uniphase Corp.	78,753	800,130
* #	Juniper Networks, Inc.	66,500	1,709,050
*	Jupitermedia Corp.	7,500	8,775
	Keithley Instruments, Inc.	6,065	57,678
* #	Kemet Corp.	1,900	3,078
*	Key Tronic Corp.	1,400	4,704
*	Keynote Systems, Inc.	6,220	87,204
	KLA-Tencor Corp.	18,183	673,862
*	Kopin Corp.	19,400	57,812
*	Kratos Defense & Security Solutions, Inc.	20,319	41,248
*	Kulicke & Soffa Industries, Inc.	14,300	73,502
*	KVH Industries, Inc.	5,491	49,639
* #	L-1 Identity Solutions, Inc.	28,304	466,450
* #	Lam Research Corp.	10,600	389,656
*	LaserCard Corp.	1,700	9,690
*	Lattice Semiconductor Corp.	34,100	79,794
*	Lawson Software, Inc.	61,826	500,172
*	Leadis Technolgies, Inc.	2,600	2,548
*	LeCroy Corp.	4,000	33,320
*	Lender Processing Services, Inc.	24,158	804,461
*	Lexmark International, Inc.	20,606	741,198
	Linear Technology Corp.	14,500	473,280
*	Lionbridge Technologies, Inc.	19,371	61,793
*	Littlefuse, Inc.	5,600	198,688
*	Logility, Inc.	1,176	8,032
*	LoJack Corp.	4,600	33,350
*	LookSmart, Ltd.	6,996	22,667
*	Loral Space & Communications, Inc.	4,000	73,480
*	LSI Corp.	84,112	559,345
*	LTX Corp.	22,186	39,713
* #	Lumera Corp.	1,200	816
* #	Luna Innovations, Inc.	600	3,738
*	Macrovision Solutions Corp.	27,641	428,988
*	Magma Design Automation, Inc.	9,522	48,372
*	Management Network Group, Inc.	6,230	6,728
* #	Manhattan Associates, Inc.	6,440	157,844
*	ManTech International Corp. Class A	4,400	259,116
#	Marchex, Inc. Class B	6,800	76,636
*	Mastec, Inc.	17,773	250,955
*	Mattson Technology, Inc.	14,383	73,353
#	Maximus, Inc.	3,400	125,800
* #	Maxwell Technologies, Inc.	4,100	50,676
*	McAfee, Inc.	22,700	898,012
*	Measurement Specialties, Inc.	2,500	44,700
*	MEMC Electronic Materials, Inc.	17,116	840,224
* #	Mentor Graphics Corp.	25,964	316,761
*	Mercury Computer Systems, Inc.	7,100	65,675
*	Merix Corp.	2,600	4,836
	Mesa Laboratories, Inc.	900	18,891
*	Metavante Technologies, Inc.	13,004	307,415
	Methode Electronics, Inc.	13,300	146,167
	Micrel, Inc.	18,942	174,456
#	Microchip Technology, Inc.	18,669	597,595
*	Micron Technology, Inc.	187,061	793,139
*	Micros Systems, Inc.	21,908	675,205

54

*	Microsemi Corp.	20,700	569,250
	Microsoft Corp.	702,700	19,176,683
*	MicroStrategy, Inc.	1,202	77,120
*	Microtune, Inc.	11,300	41,923
* #	Midway Games, Inc.	5,372	12,194
* #	Mindspeed Technologies, Inc.	1,549	5,654
*	MIPS Technologies, Inc.	15,400	61,292
*	MIVA, Inc.	4,100	4,223
*	MKS Instruments, Inc.	12,710	286,483
	Mocon, Inc.	1,458	15,499
	Molex, Inc.	14,500	349,740
	Molex, Inc. Class A	20,800	479,648
#	MoneyGram International, Inc.	14,600	24,820
* #	Monolithic Power Systems	7,078	172,491
* #	MoSys, Inc.	8,600	39,130
	Motorola, Inc.	204,003	1,921,708
*	MPS Group, Inc.	16,120	185,702
*	MRV Communications, Inc.	26,900	36,584
*	MSC. Software Corp.	16,051	208,342
	MTS Systems Corp.	4,353	180,562
* #	Multi-Fineline Electronix, Inc.	6,558	111,879
*	Nanometrics, Inc.	6,150	22,325
*	Napco Security Systems, Inc.	6,999	28,766
*	Napster, Inc.	11,200	15,008
#	National Instruments Corp.	17,001	548,792
	National Semiconductor Corp.	27,181	582,489
*	NCI, Inc.	1,940	51,992
*	NCR Corp.	41,500	1,098,090
* #	NeoMagic Corp.	600	216
*	NetApp, Inc.	14,014	357,077
* #	NETGEAR, Inc.	10,892	183,530
* #	Netlogic Microsystems, Inc.	5,100	177,123
*	NetScout Systems, Inc.	13,852	206,395
*	Network Engines, Inc.	4,876	4,681
* #	Network Equipment Technologies, Inc.	8,400	27,384
*	Newport Corp.	8,365	78,380
	NIC, Inc.	7,986	55,263
*	NMS Communications Corp.	1,800	1,026
*	Novatel Wireless, Inc.	11,300	70,399
*	Novell, Inc.	123,486	794,015
* #	Novellus Systems, Inc.	36,100	818,387
*	Nu Horizons Electronics Corp.	4,400	21,164
*	Nuance Communications, Inc.	43,700	690,460
* #	NumereX Corp. Class A	2,142	11,181
*	Nvidia Corp.	32,954	416,539
	O.I. Corp.	229	2,787
*	Oculus Innovative Sciences, Inc.	200	572
* #	Omniture, Inc.	9,724	173,282
* #	OmniVision Technologies, Inc.	18,000	210,240
*	ON Semiconductor Corp.	77,955	738,234
* #	On2 Technologies, Inc.	3,200	1,376
*	Online Resources Corp.	6,729	58,610
*	Onvia, Inc.	1,089	5,173
	Openwave Systems, Inc.	14,600	21,024
*	Oplink Communications, Inc.	6,700	88,038

55

*	OPNET Technologies, Inc.	8,100	107,325
*	Opnext, Inc.	1,700	10,778
*	Optical Cable Corp.	100	692
*	Oracle Corp.	421,735	9,248,649
* #	Orbcomm, Inc.	11,968	68,936
*	Orthovita, Inc.	13,310	40,596
*	OSI Systems, Inc.	5,800	134,618
*	Overland Storage, Inc.	1,300	1,040
* #	OYO Geospace Corp.	1,381	67,752
* #	Palm, Inc.	30,118	256,304
*	PAR Technology Corp.	2,996	24,088
*	Parametric Technology Corp.	30,992	622,319
	Park Electrochemical Corp.	7,300	204,546
* #	Parkervision, Inc.	3,332	35,986
	Paychex, Inc.	30,354	1,034,464
*	PC Connection, Inc.	7,826	59,399
	PC-Tel, Inc.	6,600	66,726
*	PDF Solutions, Inc.	6,139	38,983
	Pegasystems, Inc.	9,450	138,537
*	Perceptron, Inc.	2,200	16,302
* #	Perficient, Inc.	4,463	35,436
*	Performance Technologies, Inc.	3,800	18,924
*	Pericom Semiconductor Corp.	8,686	118,477
*	Perot Systems Corp.	32,314	575,189
*	Pervasive Software, Inc.	4,841	21,446
*	Phoenix Technologies, Ltd.	5,820	64,253
*	Photon Dynamics, Inc.	4,000	60,880
*	Photronics, Inc.	13,609	44,501
*	Physicians Formula Holdings, Inc.	4,966	29,250
*	Pinnacle Data Systems, Inc.	100	91
*	Planar Systems, Inc.	2,600	7,202
*	PlanetOut, Inc.	150	378
#	Plantronics, Inc.	16,680	430,344
*	PLATO Learning, Inc.	3,814	7,094
*	Plexus Corp.	13,034	365,343
* #	PLX Technology, Inc.	8,100	46,089
* #	PMC-Sierra, Inc.	60,659	545,931
* #	Polycom, Inc.	27,100	759,884
* #	Power Integrations, Inc.	7,800	229,554
*	Powerwave Technologies, Inc.	46,923	236,961
* #	Presstek, Inc.	15,222	81,742
* ●	Price Communications Liquidation Trust	5,700	779
* #	Procera Networks, Inc.	1,428	2,113
*	Progress Software Corp.	9,400	274,574
	QAD, Inc.	7,643	50,291
*	QLogic Corp.	35,300	659,404
	QUALCOMM, Inc.	122,323	6,440,306
#	Quality Systems, Inc.	4,200	179,844
	Qualstar Corp.	4,067	13,014
*	Quantum Corp.	62,950	111,422
* #	Quest Software, Inc.	24,610	363,982
*	QuickLogic Corp.	5,275	8,071
* #	Rackable Systems, Inc.	7,100	73,556
*	Radiant Systems, Inc.	7,700	70,224
*	RadiSys Corp.	8,600	95,202

56

*	RAE Systems, Inc.	9,600	19,296
* #	Rambus, Inc.	7,500	131,925
*	Ramtron International Corp.	6,224	21,722
*	RealNetworks, Inc.	50,040	331,765
*	Red Hat, Inc.	29,000	609,000
	Relm Wireless Corp.	1,500	2,175
#	Renaissance Learning, Inc.	3,854	48,907
*	RF Micro Devices, Inc.	57,824	224,357
*	RF Monolithics, Inc.	3,000	3,000
	Richardson Electronics, Ltd.	4,326	29,027
*	RightNow Technologies, Inc.	4,300	64,457
*	Rimage Corp.	1,419	22,619
* #	Rofin-Sinar Technologies, Inc.	6,700	270,814
*	Rogers Corp.	5,000	200,050
*	Rudolph Technologies, Inc.	10,081	85,084
*	S1 Corp.	20,138	153,653
* #	Saba Software, Inc.	6,004	21,734
* #	Safeguard Scientifics, Inc.	23,650	33,820
* #	Salesforce.com, Inc.	10,400	582,608
*	Sandisk Corp.	34,700	501,762
*	Sanmina-SCI Corp.	128,700	302,445
*	Sapient Corp.	29,588	274,281
* #	SAVVIS, Inc.	7,900	125,452
* #	ScanSource, Inc.	8,100	243,729
*	Scientific Learning Corp.	3,936	16,216
*	SCM Microsystems, Inc.	3,023	7,618
*	Seachange International, Inc.	9,700	83,226
*	Secure Computing Corp.	22,800	97,584
*	Selectica, Inc.	900	1,017
*	Semitool, Inc.	10,395	100,208
*	Semtech Corp.	18,672	276,159
*	SI International, Inc.	4,600	143,658
* #	Sigma Designs, Inc.	6,200	106,206
*	Silicon Image, Inc.	24,800	171,864
* #	Silicon Laboratories, Inc.	12,300	414,633
*	Silicon Storage Technology, Inc.	35,050	114,614
*	SiRF Technology Holdings, Inc.	12,740	23,569
*	Skyworks Solutions, Inc.	56,100	544,170
*	SM&A	2,425	8,027
* #	Smith Micro Software, Inc.	8,700	65,859
*	Soapstone Networks, Inc.	6,025	23,618
* #	SoftBrands, Inc.	3,400	3,162
*	Sonic Foundry, Inc.	1,690	1,284
* #	Sonic Solutions, Inc.	8,700	40,455
*	SonicWALL, Inc.	21,260	139,040
* #	Sonus Networks, Inc.	40,000	135,200
* #	Sourcefire, Inc.	1,400	10,990
*	SourceForge, Inc.	4,939	6,717
*	Spansion, Inc.	500	1,125
*	Spectrum Control, Inc.	2,600	21,476
*	SPSS, Inc.	4,200	132,636
*	SRA International, Inc.	14,900	349,852
*	SRS Labs, Inc.	3,020	18,150
*	Standard Microsystems Corp.	7,604	222,189
	StarTek, Inc.	4,110	37,154

57

* #	STEC, Inc.	14,757	149,488
* #	Stratasys, Inc.	5,400	89,964
*	SumTotal Systems, Inc.	11,600	56,028
*	Sun Microsystems, Inc.	73,962	665,658
*	Sunair Electronics, Inc.	400	810
* #	SunPower Corp. Class A	3,100	302,405
* #	Supertex, Inc.	1,953	58,004
*	SupportSoft, Inc.	13,092	45,691
*	Switch and Data Facilities Co.	8,430	122,066
*	Sybase, Inc.	19,500	670,995
*	Sycamore Networks, Inc.	97,728	342,048
*	Sykes Enterprises, Inc.	11,700	235,638
*	Symantec Corp.	91,300	2,036,903
*	Symmetricom, Inc.	13,100	64,452
* #	Synaptics, Inc.	3,200	167,488
* #	SYNNEX Corp.	12,100	278,179
*	Synopsys, Inc.	33,290	716,734
#	Syntel, Inc.	5,690	188,168
*	Take-Two Interactive Software, Inc.	12,500	313,375
*	Tech Data Corp.	19,700	672,558
	Technitrol, Inc.	13,268	209,767
*	Technology Solutions Co.	294	1,185
*	TechTeam Global, Inc.	2,666	22,741
*	Techwell, Inc.	4,800	53,184
*	Tekelec	20,900	342,969
* #	TeleCommunication Systems, Inc.	8,000	67,200
* #	Telkonet, Inc.	1,198	389
*	Tellabs, Inc.	133,082	693,357
*	Telular Corp.	4,261	11,846
*	Teradata Corp.	13,700	336,609
*	Teradyne, Inc.	62,022	578,665
* #	Terremark Worldwide, Inc.	12,873	93,072
*	Tessco Technologies, Inc.	1,988	29,263
* #	Tessera Technologies, Inc.	4,159	96,780
	Texas Instruments, Inc.	100,600	2,465,706
* #	The Knot, Inc.	9,100	82,901
	TheStreet.com, Inc.	6,454	45,823
*	Think Partnership, Inc.	9,745	5,067
* #	THQ, Inc.	20,700	317,124
*	TIBCO Software, Inc.	66,188	542,080
*	Tier Technologies, Inc. Class B	500	3,850
*	TNS, Inc.	3,600	82,440
*	Tollgrade Communications, Inc.	2,700	18,144
	Total System Services, Inc.	32,508	647,559
* #	Track Data Corp.	1,200	2,220
*	Transact Technologies, Inc.	1,100	13,475
* #	Transwitch Corp.	551	430
* #	Travelzoo, Inc.	700	5,481
*	Trident Microsystems, Inc.	4,300	13,545
*	Trimble Navigation, Ltd.	25,300	856,405
	Trio-Tech International	255	1,352
*	Triquint Semiconductor, Inc.	44,777	281,647
	TSR, Inc.	421	1,137
*	TTM Technologies, Inc.	15,678	187,822
*	Tumbleweed Communications Corp.	9,557	24,370

58

* #	Tyler Technologies, Inc.	9,800	158,858
* #	Ultimate Software Group, Inc.	2,100	58,884
*	Ultra Clean Holdings, Inc.	6,900	50,232
*	Ultratech, Inc.	7,632	113,335
* #	Unica Corp.	4,818	42,736
*	Unisys Corp.	69,622	284,754
	United Online, Inc.	27,378	288,298
* #	Universal Display Corp.	4,860	68,915
* #	UTStarcom, Inc.	36,543	119,130
* #	ValueClick, Inc.	22,008	283,683
* #	Varian Semiconductor Equipment Associates, Inc.	19,965	644,870
*	Veeco Instruments, Inc.	10,887	183,010
* #	VeriFone Holdings, Inc.	7,800	157,248
*	VeriSign, Inc.	24,900	796,053
*	Viasat, Inc.	8,711	228,490
*	Vicon Industries, Inc.	600	3,255
*	Video Display Corp.	1,800	14,544
*	Vignette Corp.	5,300	72,239
*	Virage Logic Corp.	7,353	48,530
*	Vishay Intertechnology, Inc.	64,210	570,827
*	Vocus, Inc.	2,700	96,255
* #	Volterra Semiconductor Corp.	2,200	34,584
* #	Vyyo, Inc.	1,900	323
* #	Wave Systems Corp. Class A	2,100	987
	Wayside Technology Group, Inc.	1,500	11,460
*	Websense, Inc.	10,610	240,210
*	Website Pros, Inc.	9,331	56,359
*	Westell Technologies, Inc.	13,640	12,302
*	Western Digital Corp.	26,193	714,021
	Western Union Co.	59,189	1,634,800
*	White Electronics Designs Corp.	4,040	19,836
*	Wind River Systems, Inc.	25,016	276,427
* #	Wireless Ronin Technologies, Inc.	2,123	8,067
*	Wireless Telecom Group, Inc.	3,716	4,273
* #	Wireless Xcessories Group, Inc.	360	373
* #	Wizzard Software Corp.	1,300	1,651
*	WPCS International, Inc.	2,200	12,694
*	Wright Express Corp.	5,700	169,575
	Xerox Corp.	177,820	2,477,033
	Xilinx, Inc.	31,100	807,978
* #	X-Rite, Inc.	8,415	33,828
*	Yahoo!, Inc.	114,558	2,220,134
*	Zebra Technologies Corp. Class A	16,400	512,008
*	ZILOG, Inc.	3,100	10,788
* #	Zix Corp.	11,500	31,970
*	Zones, Inc.	4,348	36,262
*	Zoran Corp.	10,520	93,628
*	Zygo Corp.	6,750	70,740
Total Information Technology			258,662,556

Materials — (4.6%)
	A. Schulman, Inc.	2,800	67,816
#	A.M. Castle & Co.	7,600	152,608
*	AEP Industries, Inc.	1,500	27,945
	Air Products & Chemicals, Inc.	15,365	1,411,275

59

	Airgas, Inc.	10,000	592,400
	AK Steel Holding Corp.	6,000	315,660
	Albemarle Corp.	14,400	572,256
	Alcoa, Inc.	88,504	2,843,634
	Allegheny Technologies, Inc.	7,114	348,586
#	AMCOL International Corp.	8,480	309,181
*	American Pacific Corp.	2,200	37,884
#	American Vanguard Corp.	5,666	84,083
* #	Amerigon, Inc.	2,096	14,525
	Aptargroup, Inc.	17,148	692,608
	Arch Chemicals, Inc.	8,900	326,630
	Ashland, Inc.	22,965	939,957
* #	Atlantis Plastics, Inc.	169	15
	Balchem Corp.	4,885	133,312
	Ball Corp.	5,100	234,192
* #	Basin Water, Inc.	5,438	9,517
	Bemis Co., Inc.	30,400	848,768
* #	Brush Engineered Materials, Inc.	6,200	181,660
*	Buckeye Technologies, Inc.	12,800	117,888
	Cabot Corp.	18,332	507,246
	Calgon Carbon Corp.	10,200	217,566
*	Caraustar Industries, Inc.	10,920	21,622
	Carpenter Technology Corp.	10,750	417,208
	Celanese Corp. Class A	12,600	485,856
*	Century Aluminum Co.	8,553	417,044
	CF Industries Holdings, Inc.	9,000	1,371,600
	Chemtura Corp.	76,250	502,488
	Chesapeake Corp.	3,200	4,032
	Cleveland-Cliffs, Inc.	13,600	1,376,592
* #	Coeur d’Alene Mines Corp.	164,900	295,171
	Commercial Metals Co.	31,100	809,533
	Compass Minerals International, Inc.	7,052	488,492
*	Constar International, Inc.	1,500	2,625
*	Continental Materials Corp.	100	2,065
*	Core Molding Technologies, Inc.	1,400	10,080
*	Crown Holdings, Inc.	24,600	682,404
	Cytec Industries, Inc.	17,762	902,310
	Deltic Timber Corp.	3,440	211,010
	Dow Chemical Co.	86,480	2,951,562
	duPont (E.I.) de Nemours & Co., Inc.	60,400	2,684,176
	Eagle Materials, Inc.	11,686	356,774
	Eastman Chemical Co.	9,600	579,072
	Ecolab, Inc.	14,900	681,526
	Empire Resources, Inc.	1,300	4,550
	Ferro Corp.	16,500	363,660
* #	Flotek Industries, Inc.	5,428	91,462
	FMC Corp.	11,800	867,772
	Freeport-McMoRan Copper & Gold, Inc. Class B	29,112	2,600,284
	Friedman Industries, Inc.	1,100	10,340
#	General Maritime Corp.	8,400	207,480
* #	General Moly, Inc.	10,100	68,882
#	Georgia Gulf Corp.	6,710	22,613
	Gibraltar Industries, Inc.	11,200	240,912
	Glatfelter Co.	17,255	253,131
*	Graphic Packaging Holding Co.	58,767	167,486

60

	Greif, Inc. Class A	6,100	421,571
#	Greif, Inc. Class B	3,936	238,128
* #	H&E Equipment Services, Inc.	13,040	183,994
#	H.B. Fuller Co.	19,712	513,892
	Hawkins, Inc.	1,910	30,216
*	Haynes International, Inc.	2,070	121,012
* #	Headwaters, Inc.	16,100	247,779
* #	Hecla Mining Co.	35,618	250,038
#	Hercules, Inc.	27,900	601,245
	Huntsman Corp.	14,400	187,920
* #	ICO, Inc.	5,300	30,687
	Innophos Holdings, Inc.	900	33,741
	International Flavors & Fragrances, Inc.	14,700	591,087
	International Paper Co.	102,430	2,770,732
* #	Ion Geophysical Corp.	20,416	329,106
	Kaiser Aluminum Corp.	6,635	358,688
#	KMG Chemicals, Inc.	2,642	28,164
	Koppers Holdings, Inc.	5,560	254,704
	Kronos Worldwide, Inc.	8,077	132,705
*	Landec Corp.	3,500	32,865
	Louisiana-Pacific Corp.	26,500	258,110
* #	LSB Industries, Inc.	2,300	55,522
	Lubrizol Corp.	19,414	1,028,748
#	Martin Marietta Materials, Inc.	2,600	293,540
*	Material Sciences Corp.	3,017	22,929
*	Maxxam, Inc.	721	13,699
	MeadWestavco Corp.	47,216	1,250,280
* #	Metalico, Inc.	9,498	122,334
	Minerals Technologies, Inc.	6,700	440,056
* #	Mines Management, Inc.	7,800	16,302
*	Mod-Pac Corp.	400	1,648
	Monsanto Co.	38,551	4,404,452
	Myers Industries, Inc.	10,806	142,207
	Nalco Holding Co.	40,200	919,374
* #	Nanophase Technologies Corp.	700	1,239
	Neenah Paper, Inc.	4,900	95,158
	Nevada Chemicals, Inc.	2,145	21,343
	NewMarket Corp.	4,000	271,760
	Newmont Mining Corp.	31,170	1,405,767
#	NL Industries, Inc.	16,982	178,651
	NN, Inc.	2,430	39,901
*	Northern Technologies International Corp.	800	10,544
* #	Northwest Pipe Co.	3,279	189,952
	Nucor Corp.	22,510	1,181,775
	Olin Corp.	20,514	552,032
	Olympic Steel, Inc.	3,150	149,972
*	OM Group, Inc.	9,461	351,003
*	OMNOVA Solutions, Inc.	6,100	17,629
*	Owens-Illinois, Inc.	23,700	1,057,020
	Packaging Corp. of America	25,600	659,200
*	Pactiv Corp.	44,607	1,198,590
*	Patriot Coal Corp.	3,300	197,868
	Penford Corp.	3,300	54,813
* #	Peoplesupport, Inc.	4,900	59,535
*	PolyOne Corp.	34,220	280,946

61

	PPG Industries, Inc.	19,930	1,252,800
	Praxair, Inc.	25,271	2,270,347
	Quaker Chemical Corp.	3,070	90,872
*	Ready Mix, Inc.	300	1,380
	Reliance Steel & Aluminum Co.	18,926	1,078,971
*	Rock of Ages Corp.	500	990
	Rock-Tenn Co. Class A	13,370	490,412
*	Rockwood Holdings, Inc.	25,165	952,495
	Rohm & Haas Co.	28,950	2,172,698
*	Rosetta Resources, Inc.	19,912	462,954
#	Royal Gold, Inc.	8,369	290,488
	RPM International, Inc.	42,572	919,555
*	RTI International Metals, Inc.	4,905	165,838
	Schnitzer Steel Industries, Inc. Class A	5,681	388,637
	Schweitzer-Maudoit International, Inc.	5,200	98,592
	Scotts Miracle-Gro Co. Class A	15,131	404,603
#	Sealed Air Corp.	55,920	1,354,942
	Sensient Technologies Corp.	15,800	461,518
	Sigma-Aldrich Corp.	8,920	506,299
	Silgan Holdings, Inc.	10,290	538,579
*	Smurfit-Stone Container Corp.	74,609	376,775
*	Solitario Exploration & Royalty Corp.	1,600	6,288
	Sonoco Products Co.	33,960	1,173,658
#	Southern Copper Corp.	71,700	1,830,501
	Spartech Corp.	6,900	72,657
	Steel Dynamics, Inc.	18,722	464,867
	Stepan Co.	3,160	185,903
* #	Stillwater Mining Co.	28,220	210,239
*	Symyx Technologies, Inc.	8,700	96,135
	Synalloy Corp.	1,007	15,417
#	Temple-Inland, Inc.	15,720	262,681
	Terra Industries, Inc.	15,020	753,103
#	Texas Industries, Inc.	8,139	428,681
	The Mosaic Co.	26,210	2,797,655
#	Titanium Metals Corp.	13,216	190,443
	Tronox, Inc. Class B	983	482
*	U.S. Concrete, Inc.	17,263	72,159
*	U.S. Gold Corp.	12,000	15,120
* #	United States Lime & Minerals, Inc.	1,184	45,916
	United States Steel Corp.	11,620	1,546,273
*	Universal Stainless & Alloy Products, Inc.	2,200	79,530
#	Valhi, Inc.	23,964	439,260
	Valspar Corp.	30,883	730,692
#	Vulcan Materials Co.	27,112	2,029,062
*	W.R. Grace & Co.	17,800	467,962
	Wausau Paper Corp.	17,910	154,205
#	Westlake Chemical Corp.	21,524	408,526
	Weyerhaeuser Co.	25,645	1,423,041
*	Williams Industries, Inc.	100	161
#	Worthington Industries, Inc.	26,210	461,296
	Zep, Inc.	3,027	59,299
* #	Zoltek Companies, Inc.	7,134	121,492
Total Materials			86,263,648

62

Other — (0.0%)
* ●	DMRC Corp.	2,426	28,282

Telecommunication Services — (2.4%)
#	Alaska Communications Systems Group, Inc.	10,669	112,238
*	American Tower Corp.	29,765	1,230,187
	Arbinet-thexchange, Inc.	8,500	33,065
	AT&T, Inc.	544,375	17,414,556
* #	Cbeyond, Inc.	3,600	60,948
*	Centennial Communications Corp.	28,756	219,121
	CenturyTel, Inc.	29,310	1,132,245
*	Cincinnati Bell, Inc.	62,400	243,360
* #	Cogent Communications Group, Inc.	6,600	60,786
	Consolidated Communications Holdings, Inc.	11,466	173,251
*	Crown Castle International Corp.	39,315	1,470,381
	D&E Communications, Inc.	4,625	43,244
	Embarq Corp.	16,250	766,350
#	FairPoint Communications, Inc.	14,584	129,068
*	FiberTower Corp.	11,189	14,546
#	Frontier Communications Corp.	90,431	1,136,718
*	General Communications, Inc. Class A	19,010	192,761
	Hickory Tech Corp.	3,063	21,502
*	ICO Global Communications (Holdings), Ltd.	31,650	92,735
	IDT Corp.	200	310
#	IDT Corp. Class B	8,110	12,571
#	Iowa Telecommunications Services, Inc.	7,800	143,442
* #	LCC International, Inc. Class A	4,925	2,906
* #	Leap Wireless International, Inc.	24,055	1,074,296
* #	Level 3 Communications, Inc.	184,028	631,216
*	NeuStar, Inc.	15,800	379,358
*	Nexstar Broadcasting Group, Inc.	500	1,805
* #	Nextwave Wireless, Inc.	32,685	31,704
*	NII Holdings, Inc.	8,361	439,120
*	Occam Networks, Inc.	5,780	25,605
*	PAETEC Holding Corp.	13,587	44,837
*	Point.360	1,448	2,013
*	Premiere Global Services, Inc.	19,700	297,864
#	Qwest Communications International, Inc.	70,500	266,490
#	Regal Entertainment Group	31,700	531,292
*	SBA Communications Corp.	13,500	471,555
#	Shenandoah Telecommunications Co.	3,906	67,496
*	Spark Networks, Inc.	5,900	25,252
	Sprint Nextel Corp.	337,255	2,940,864
	SureWest Communications	3,000	35,670
*	Syniverse Holdings, Inc.	15,000	248,850
	Telephone & Data Systems, Inc.	14,863	570,739
	Telephone & Data Systems, Inc. Special Shares	8,606	321,434
* #	Terrestar Corp.	18,200	50,596
*	tw Telecom, Inc.	33,850	519,259
*	United States Cellular Corp.	16,243	849,509
*	USA Mobility, Inc.	5,184	58,424
	Verizon Communications, Inc.	306,707	10,771,550
	Warwick Valley Telephone Co.	1,392	15,256
	Windstream Corp.	12,379	153,747
*	Xeta Corp.	1,182	3,853
Total Telecommunication Services			45,535,945

63

Utilities — (3.4%)
*	AES Corp.	45,694	697,290
	AGL Resources, Inc.	21,400	707,484
	Allegheny Energy, Inc.	16,479	746,993
	ALLETE, Inc.	7,760	327,627
	Alliant Energy Corp.	12,800	447,360
	Ameren Corp.	24,261	1,015,565
	American Electric Power Co., Inc.	33,093	1,291,951
#	American States Water Co.	3,600	142,236
#	Aqua America, Inc.	27,467	502,371
	Artesian Resources Corp. Class A	870	15,182
	Atmos Energy Corp.	24,700	680,238
#	Avista Corp.	14,300	318,890
	Black Hills Corp.	10,300	348,243
* #	Cadiz, Inc.	1,800	35,118
	California Water Service Group	4,600	180,734
	CenterPoint Energy, Inc.	37,816	600,518
#	Central Vermont Public Service Corp.	1,800	43,740
	CH Energy Group, Inc.	4,263	169,667
	Chesapeake Utilities Corp.	1,947	58,955
	Cleco Corp.	16,500	415,965
	CMS Energy Corp.	61,600	835,912
#	Connecticut Water Services, Inc.	2,000	53,420
	Consolidated Edison, Inc.	28,923	1,182,951
	Constellation Energy Group	13,600	907,256
	Delta Natural Gas Co., Inc.	500	13,655
	Dominion Resources, Inc.	49,384	2,149,686
	DPL, Inc.	28,200	699,924
	DTE Energy Co.	18,859	795,095
	Duke Energy Corp.	103,322	1,801,936
*	Dynegy, Inc.	136,005	810,590
	Edison International	24,791	1,138,403
*	El Paso Electric Co.	12,300	261,867
#	Empire District Electric Co.	9,295	196,125
	Energen Corp.	9,500	530,480
	Energy East Corp.	18,400	500,480
	Energy West, Inc.	450	4,478
#	EnergySouth, Inc.	1,803	110,434
	Entergy Corp.	14,557	1,505,048
* #	Environmental Power Corp.	700	2,240
	Equitable Resources, Inc.	13,720	684,765
	Exelon Corp.	51,880	3,940,805
	FirstEnergy Corp.	23,201	1,685,321
	Florida Public Utilities Co.	1,100	14,355
	FPL Group, Inc.	34,740	2,086,484
	Great Plains Energy, Inc.	23,946	561,534
#	Hawaiian Electric Industries, Inc.	22,900	605,705
	IDACORP, Inc.	12,000	357,600
	Integrys Energy Group, Inc.	12,262	640,935
#	ITC Holdings Corp.	12,100	677,721
#	Laclede Group, Inc.	5,300	238,129
*	Maine & Maritimes Corp.	426	18,893
	MDU Resources Group, Inc.	18,465	610,084
	MGE Energy, Inc.	5,432	184,145

64

	Middlesex Water Co.	4,547	80,573
* #	Mirant Corp.	24,000	709,920
	National Fuel Gas Co.	11,455	541,936
#	New Jersey Resources Corp.	10,743	388,682
#	Nicor, Inc.	9,800	449,722
	NiSource, Inc.	31,814	524,295
#	Northeast Utilities, Inc.	17,500	470,575
#	Northwest Natural Gas Co.	6,485	316,014
	NorthWestern Corp.	9,575	251,823
*	NRG Energy, Inc.	57,055	2,147,550
	NSTAR	25,400	859,536
	OGE Energy Corp.	25,200	849,240
	Oneok, Inc.	10,555	461,359
#	Ormat Technologies, Inc.	10,400	521,456
#	Otter Tail Corp.	6,600	262,086
#	Pepco Holdings, Inc.	23,330	591,416
	PG&E Corp.	30,263	1,250,770
#	Piedmont Natural Gas Co.	14,900	429,865
	Pinnacle West Capital Corp.	26,455	930,951
#	PNM Resources, Inc.	17,500	206,325
	Portland General Electric Co.	17,500	448,350
	PPL Corp.	21,910	959,001
	Progress Energy, Inc.	21,973	959,781
	Public Service Enterprise Group, Inc.	62,800	2,560,356
	Puget Energy, Inc.	19,000	530,100
	Questar Corp.	17,160	890,432
*	Reliant Energy, Inc.	82,960	1,412,809
	RGC Resources, Inc.	340	9,826
	SCANA Corp.	13,547	531,042
	Sempra Energy	11,950	692,144
	Sierra Pacific Resources	71,800	807,032
	SJW Corp.	6,600	183,942
	South Jersey Industries, Inc.	7,253	258,715
	Southern Co.	44,855	1,682,511
	Southern Union Co.	33,900	883,434
	Southwest Gas Corp.	11,772	357,280
#	Southwest Water Co.	6,920	81,794
	TECO Energy, Inc.	34,016	606,845
	UGI Corp.	25,100	690,250
	UIL Holdings Corp.	6,233	203,196
	Unisource Energy Corp.	9,310	299,130
	Unitil Corp.	1,459	38,795
	Vectren Corp.	20,900	579,766
	Westar Energy, Inc.	28,700	650,055
#	WGL Holdings, Inc.	13,500	434,700
#	Wisconsin Energy Corp.	11,806	552,167
	Xcel Energy, Inc.	50,011	1,025,726
	York Water Co.	2,711	38,225
Total Utilities			65,164,081

TOTAL COMMON STOCKS			1,634,698,375

65

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	373	91,012

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	98	—
*	Valley National Bancorp Warrants 06/30/15	138	677
*	Caliper Life Sciences, Inc. Warrants 08/10/11	157	66
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
TOTAL RIGHTS/WARRANTS			743

TEMPORARY CASH INVESTMENTS — (0.8%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	15,448,894	15,448,894

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (12.8%)
§ @	DFA Short Term Investmen Fund LP	$219,579	219,579,222

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $25,004,594 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 02/01/37 to 08/01/38, valued at $23,033,521) to be repurchased at $22,367,958	22,363	22,362,641

TOTAL SECURITIES LENDING COLLATERAL			241,941,863

TOTAL INVESTMENTS - (100.0%)
(Cost $1,965,660,102) ##			$1,892,180,887

66

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (85.6%)
Consumer Discretionary — (11.3%)
*	1-800-FLOWERS.COM, Inc.	18,695	$114,787
*	4Kids Entertainment, Inc.	6,000	54,480
* #	99 Cents Only Stores	65,200	558,112
*	A.C. Moore Arts & Crafts, Inc.	15,324	115,543
	Aaron Rents, Inc.	38,200	1,090,992
	Aaron Rents, Inc. Class A	3,344	80,641
	Abercrombie & Fitch Co.	6,200	325,190
*	AbitibiBowater Canada, Inc.	10,244	67,406
*	Acme Communications, Inc.	9,330	10,636
	Acme United Corp.	1,802	24,777
	Advance Auto Parts, Inc.	53,000	2,281,120
* #	Aeropostale, Inc.	14,029	489,051
*	AFC Enterprises, Inc.	7,873	71,408
	Ah Belo Corp.	15,045	72,968
	Aldila, Inc.	4,618	17,410
*	Alloy, Inc.	6,844	49,140
*	Amazon.com, Inc.	18,159	1,467,429
#	Ambassadors Group, Inc.	13,708	231,939
* #	AMDL, Inc.	1,900	5,510
#	American Axle & Manufacturing Holdings, Inc.	41,700	202,662
*	American Biltrite, Inc.	1,008	4,385
	American Eagle Outfitters, Inc.	173,650	2,613,432
	American Greetings Corp. Class A	29,700	477,576
* #	America’s Car-Mart, Inc.	8,700	164,517
#	Ameristar Casinos, Inc.	39,773	657,845
* #	AnnTaylor Stores Corp.	47,300	1,148,444
*	Apollo Group, Inc. Class A	15,844	1,008,946
	Arbitron, Inc.	8,853	424,590
#	Arctic Cat, Inc.	9,060	93,590
	Ark Restaurants Corp.	2,168	49,842
#	ArvinMeritor, Inc.	44,500	667,945
	Asbury Automotive Group, Inc.	23,072	280,094
*	Ashworth, Inc.	1,200	3,528
*	ATC Technology Corp.	18,944	458,824
*	Audiovox Corp. Class A	1,100	10,736
* #	AutoNation, Inc.	152,608	1,732,101
*	Autozone, Inc.	5,600	768,488
* #	Avatar Holdings, Inc.	6,828	217,062
*	Bakers Footwear Group, Inc.	2,149	6,748
*	Ballantyne of Omaha, Inc.	8,388	36,152
*	Bally Technologies, Inc.	13,500	462,105
#	Barnes & Noble, Inc.	47,122	1,165,327
*	Barry (R.G.) Corp.	5,607	41,996

1

	Bassett Furniture Industries, Inc.	3,201	32,906
	Beasley Broadcast Group, Inc.	5,114	15,547
	Bebe Stores, Inc.	61,376	595,347
* #	Bed Bath and Beyond, Inc.	101,000	3,096,660
	Belo Corp. Class A	81,929	600,540
*	Benihana, Inc.	3,594	25,158
*	Benihana, Inc. Class A	5,026	35,886
	Best Buy Co., Inc.	19,568	876,059
	Big 5 Sporting Goods Corp.	3,500	31,430
* #	Big Lots, Inc.	50,275	1,486,632
* #	BJ’s Restaurants, Inc.	22,470	261,551
	Black & Decker Corp.	20,700	1,309,275
#	Blockbuster, Inc. Class A	103,622	248,693
*	Blockbuster, Inc. Class B	53,203	98,426
* #	Blue Nile, Inc.	5,300	220,639
*	Bluegreen Corp.	22,200	253,968
	Blyth, Inc.	24,000	379,440
	Bob Evans Farms, Inc.	21,920	615,294
#	Bon-Ton Stores, Inc.	8,700	34,800
	Books-A-Million, Inc.	14,030	94,702
#	Borders Group, Inc.	7,072	49,504
	BorgWarner, Inc.	47,900	1,980,665
	Bowl America, Inc. Class A	962	12,987
#	Boyd Gaming Corp.	57,300	698,487
	Brinker International, Inc.	52,890	1,000,679
#	Brookfield Homes Corp.	8,565	109,889
	Brown Shoe Company, Inc.	34,927	530,890
#	Brunswick Corp.	48,068	662,858
	Buckle, Inc.	21,050	1,094,600
* #	Buffalo Wild Wings, Inc.	9,022	325,514
* #	Build-A-Bear-Workshop, Inc.	17,000	126,140
	Building Materials Holding Corp.	3,272	3,959
#	Bunge, Ltd.	31,200	2,788,032
	Burger King Holdings, Inc.	27,600	685,032
* #	Cabela’s, Inc.	47,515	582,059
	Cablevision Systems New York Group Class A	8,000	258,160
*	Cache, Inc.	12,100	141,691
* #	California Coastal Communities, Inc.	6,342	16,743
*	California Pizza Kitchen, Inc.	18,700	268,906
	Callaway Golf Co.	55,300	750,974
	Canterbury Park Holding Corp.	2,074	20,221
*	Capella Education Co.	4,000	198,840
* #	Career Education Corp.	70,737	1,326,319
* #	CarMax, Inc.	83,100	1,229,880
	Carmike Cinemas, Inc.	8,500	44,795
	Carnival Corp.	172,700	6,400,262
*	Carriage Services, Inc.	12,214	53,131
*	Carter’s, Inc.	43,900	808,199
* #	Casual Male Retail Group, Inc.	7,100	27,122
	Cato Corp. Class A	20,900	368,049
*	Cavalier Homes, Inc.	11,815	27,765
*	Cavco Industries, Inc.	4,799	168,013
	CBRL Group, Inc.	12,395	320,287
	CBS Corp. Class A	6,831	110,594
	CBS Corp. Class B	167,900	2,716,622

2

*	CEC Entertainment, Inc.	20,608	706,030
	Centex Corp.	104,600	1,696,612
* #	Champion Enterprises, Inc.	59,680	291,835
* #	Charles and Colvard, Ltd.	4,375	2,756
*	Charlotte Russe Holding, Inc.	13,500	159,435
* #	Charter Communications, Inc.	158,899	166,844
* #	Cheesecake Factory, Inc.	53,808	827,029
#	Cherokee, Inc.	8,805	193,974
* #	Chicos FAS, Inc.	14,081	80,825
*	Chipotle Mexican Grill, Inc. Class B	3,900	253,773
	Choice Hotels International, Inc.	16,200	437,238
	Christopher & Banks Corp.	20,416	196,402
*	Chromcraft Revington, Inc.	2,958	8,578
	Churchill Downs, Inc.	11,420	507,276
#	Cinemark Holdings, Inc.	13,869	203,736
	Circuit City Stores, Inc.	27,900	50,220
#	Citadel Broadcasting Co.	79,015	79,015
*	Citi Trends, Inc.	10,000	206,200
#	CKE Restaurants, Inc.	39,891	509,807
*	CKX, Inc.	30,161	240,383
*	Coach, Inc.	14,457	419,108
	Coachmen Industries, Inc.	800	1,448
	Coast Distribution System, Inc.	1,760	5,632
	Cobra Electronics Corp.	3,055	8,890
*	Coinstar, Inc.	17,125	563,755
*	Coldwater Creek, Inc.	10,150	73,892
#	Collectors Universe, Inc.	7,769	60,598
#	Columbia Sportswear Co.	26,500	1,070,335
	Comcast Corp. Class A	559,242	11,844,746
	Comcast Corp. Special Class A Non-Voting	255,484	5,400,932
*	Concord Camera Corp.	2,339	6,900
* #	Conn’s, Inc.	17,200	328,864
#	Cooper Tire & Rubber Co.	52,160	498,650
* #	Corinthian Colleges, Inc.	63,899	847,940
*	Cosi, Inc.	800	1,992
	Courier Corp.	12,483	267,136
* #	Cox Radio, Inc.	29,900	333,385
#	CPI Corp.	2,685	36,086
	Craftmade International, Inc.	2,176	9,139
* #	Crown Media Holdings, Inc.	34,165	171,850
	CSS Industries, Inc.	8,300	221,195
*	Culp, Inc.	10,400	76,752
* #	Cumulus Media, Inc. Class A	8,222	38,561
*	Cybex International, Inc.	9,222	30,986
*	Cycle Country Accessories Corp.	554	546
	D.R. Horton, Inc.	64,675	805,850
#	Darden Restaurants, Inc.	53,500	1,567,015
*	Deckers Outdoor Corp.	6,300	716,247
	Decorator Industries, Inc.	452	1,085
* #	DEI Holdings, Inc.	700	1,001
* #	dELiA*s, Inc.	1,343	3,344
*	Delta Apparel, Inc.	3,378	23,477
*	Design Within Reach, Inc.	10,149	41,915
#	DeVry, Inc.	25,900	1,335,922
*	DG Fastchannel, Inc.	10,832	254,877

3

*	Dick’s Sporting Goods, Inc.	17,200	393,708
*	Diedrich Coffee, Inc.	3,885	7,284
	Dillards, Inc. Class A	56,644	723,344
#	Dineequity, Inc.	14,008	278,199
*	Discovery Holding Co. Class A	143,919	2,911,481
*	Discovery Holding Co. Class B	4,395	117,984
*	DISH Network Corp.	9,200	259,532
	Disney (Walt) Co.	538,012	17,404,688
*	Dixie Group, Inc.	4,224	32,314
*	Dollar Tree, Inc.	49,400	1,894,984
*	Domino’s Pizza, Inc.	35,600	477,040
*	Dorman Products, Inc.	11,143	142,519
	Dover Downs Gaming & Entertainment, Inc.	11,500	92,115
	Dover Motorsports, Inc.	9,256	46,187
*	DreamWorks Animation SKG, Inc.	58,400	1,861,792
* #	Drew Industries, Inc.	16,400	262,892
* #	drugstore.com, Inc.	36,433	86,711
	DRYCLEAN USA, Inc.	100	89
*	Duckwall-ALCO Stores, Inc.	100	1,325
#	E.W. Scripps Co.	14,118	102,638
#	Eastman Kodak Co.	96,615	1,564,197
	Educational Development Corp.	2,662	14,082
*	Einstein Noah Restaurant Group, Inc.	1,400	16,506
*	EMAK Worldwide, Inc.	1,200	1,092
*	Emerson Radio Corp.	15,028	16,531
	Emmis Communications Corp. Class A	21,152	46,323
* #	Enova Systems, Inc.	6,780	17,628
#	Entercom Communications Corp.	21,172	129,361
*	Entravision Communications Corp.	47,872	153,190
	Escalade, Inc.	5,107	15,066
#	Ethan Allen Interiors, Inc.	22,300	605,222
*	Expedia, Inc.	106,061	1,873,037
#	Family Dollar Stores, Inc.	73,500	1,831,620
*	Famous Dave’s of America, Inc.	6,844	63,649
	Finish Line, Inc. Class A	16,945	204,865
*	Finlay Enterprises, Inc.	3,903	1,171
	Fisher Communications, Inc.	7,660	266,338
*	Flanigan’s Enterprises, Inc.	1,000	6,700
* #	Fleetwood Enterprises, Inc.	36,272	77,622
	Flexsteel Industries, Inc.	4,038	44,822
	Foot Locker, Inc.	121,400	1,977,606
* #	Ford Motor Co.	560,593	2,500,245
	Fortune Brands, Inc.	69,143	4,066,991
* #	Fossil, Inc.	38,926	1,164,666
*	Franklin Covey Co.	12,795	114,515
*	Franklin Electronic Publishers, Inc.	1,643	2,875
*	Frederick’s of Hollywood Group	3,466	3,206
#	Fred’s, Inc.	33,139	464,609
	Frisch’s Restaurants, Inc.	3,138	72,958
* #	Fuel Systems Solutions, Inc.	13,250	686,747
*	Full House Resorts, Inc.	4,730	7,686
	Furniture Brands International, Inc.	38,959	348,683
* #	Gaiam, Inc.	12,578	160,118
*	GameStop Corp. Class A	17,400	763,338
*	GameTech International, Inc.	7,286	28,343

4

* #	Gaming Partners International Corp.	3,476	17,971
* #	Gander Mountain Co.	15,412	54,250
#	Gannett Co., Inc.	134,906	2,399,978
	Gap, Inc.	92,800	1,804,960
* #	Gaylord Entertainment Co.	34,412	1,192,376
#	General Motors Corp.	64,700	647,000
* #	Genesco, Inc.	11,900	435,659
*	Gentek, Inc.	7,709	223,407
#	Gentex Corp.	93,765	1,493,676
#	Genuine Parts Co.	68,000	2,884,560
*	G-III Apparel Group, Ltd.	14,853	274,929
*	Goodyear Tire & Rubber Co.	96,200	1,886,482
*	Gottschalks, Inc.	9,394	13,809
	Gray Television, Inc.	21,895	53,862
	Gray Television, Inc. Class A	3,160	11,060
* #	Great Wolf Resorts, Inc.	23,500	122,905
#	Group 1 Automotive, Inc.	18,800	397,808
* #	GSI Commerce, Inc.	24,600	395,568
#	Guess?, Inc.	13,874	517,084
* #	Gymboree Corp.	13,800	541,650
	H&R Block, Inc.	31,000	791,740
*	Hampshire Group, Ltd.	1,000	8,500
#	Handleman Co.	12,038	23,233
*	Hanesbrands, Inc.	1,137	27,106
	Harley-Davidson, Inc.	7,846	312,114
	Harman International Industries, Inc.	4,500	153,135
*	Harris Interactive, Inc.	17,312	29,257
#	Harte-Hanks, Inc.	45,544	562,468
*	Hartmarx Corp.	7,100	17,608
	Hasbro, Inc.	95,478	3,570,877
*	Hastings Entertainment, Inc.	2,673	21,250
	Haverty Furniture Co., Inc.	16,026	176,927
	Haverty Furniture Co., Inc. Class A	1,200	13,398
*	Hawk Corp.	5,875	141,000
*	Hayes Lemmerz International, Inc.	65,769	166,396
#	Hearst-Argyle Television, Inc.	34,172	676,606
*	Helen of Troy, Ltd.	25,515	613,636
* #	Hibbett Sporting Goods, Inc.	12,700	303,530
#	Hillenbrand, Inc.	42,000	998,760
*	Hollywood Media Corp.	18,149	49,728
	Home Depot, Inc.	421,645	11,435,012
	Hooker Furniture Corp.	7,200	121,248
*	Hot Topic, Inc.	10,572	65,652
*	Hovnanian Enterprises, Inc. Class A	44,200	315,588
*	HSN, Inc.	27,760	406,684
* #	Iconix Brand Group, Inc.	49,500	640,035
#	Idearc, Inc.	12,372	20,414
	ILX Resorts, Inc.	1,389	2,986
*	Image Entertainment, Inc.	8,457	9,895
* #	Infosonics Corp.	4,740	2,844
	Interactive Data Corp.	53,800	1,619,380
	Interface, Inc. Class A	46,212	608,612
#	International Game Technology	28,687	614,762
	International Speedway Corp. Class A	24,769	982,586
*	Interpublic Group of Companies, Inc.	193,709	1,820,865

5

*	Interstate Hotels & Resorts, Inc.	25,000	65,750
*	Interval Leisure Group, Inc.	27,760	360,602
* #	iRobot Corp.	18,303	256,059
* #	Isle of Capri Casinos, Inc.	16,000	114,560
* #	ITT Educational Services, Inc.	5,900	524,569
	J. Alexander’s Corp.	4,896	29,915
* #	J. Crew Group, Inc.	10,500	277,305
	J.C. Penney Co., Inc.	91,100	3,550,167
*	Jack in the Box, Inc.	42,874	1,017,400
#	Jackson Hewitt Tax Service, Inc.	23,200	398,344
*	Jaclyn, Inc.	698	4,136
*	Jakks Pacific, Inc.	21,558	537,872
*	Jarden Corp.	69,705	1,789,327
*	Jennifer Convertibles, Inc.	1,300	1,625
* #	Jo-Ann Stores, Inc.	20,500	511,885
	Johnson Controls, Inc.	170,152	5,261,100
	Johnson Outdoors, Inc.	5,589	86,182
	Jones Apparel Group, Inc.	69,548	1,381,223
* #	Jos. A. Bank Clothiers, Inc.	14,325	372,307
#	Journal Communications, Inc. Class A	14,500	74,095
#	Journal Register Co.	21,056	221
#	KB Home	55,000	1,144,000
	Kenneth Cole Productions, Inc. Class A	9,800	157,388
	Kimball International, Inc. Class B	11,600	122,148
* #	Knology, Inc.	21,625	218,412
*	Kohl’s Corp.	14,304	703,328
*	Kona Grill, Inc.	5,400	37,530
	Koss Corp.	800	11,624
	KSW, Inc.	3,630	17,932
	K-Swiss, Inc. Class A	19,500	334,425
	LaCrosse Footwear, Inc.	3,583	59,119
*	Lakeland Industries, Inc.	3,775	48,282
*	Lakes Entertainment, Inc.	7,785	51,070
* #	Lamar Advertising Co.	10,500	390,075
	Landry’s Restaurants, Inc.	1,100	21,186
* #	Las Vegas Sands Corp.	16,700	791,747
*	Lazare Kaplan International, Inc.	3,667	29,519
	La-Z-Boy, Inc.	36,964	279,817
*	Leapfrog Enterprises, Inc.	18,600	158,100
*	Lear Corp.	68,200	856,592
#	Lee Enterprises, Inc.	18,653	69,949
#	Leggett & Platt, Inc.	140,889	3,143,234
#	Lennar Corp. Class A	97,600	1,283,440
	Lennar Corp. Class B	5,000	56,400
* #	Lenox Group, Inc.	9,389	1,502
	Libbey, Inc.	10,000	93,000
*	Liberty Global, Inc. Class A	59,152	2,080,967
*	Liberty Global, Inc. Series C	20,897	694,198
*	Liberty Media Corp. - Entertainment Class A	83,035	2,307,543
*	Liberty Media Corp. - Entertainment Class B	3,576	99,878
*	Liberty Media Holding Corp. Capital Class A	96,457	1,567,426
*	Liberty Media Holding Corp. Capital Class B	1,494	24,845
*	Liberty Media Holding Corp. Interactive Class A	334,085	4,540,215
*	Liberty Media Holding Corp. Interactive Class B	8,374	113,719
* #	LIFE TIME FITNESS, Inc.	21,544	761,580

6

#	Lifetime Brands, Inc.	10,482	101,571
	Limited Brands, Inc.	98,472	2,048,218
*	Lin TV Corp.	18,600	114,390
*	Lincoln Educational Services	17,851	268,301
#	Lithia Motors, Inc. Class A	9,753	47,302
* #	Live Nation, Inc.	50,915	817,186
#	Liz Claiborne, Inc.	23,083	374,175
*	LKQ Corp.	79,100	1,481,543
* #	Lodgenet Entertainment Corp.	7,407	29,554
*	Lodgian, Inc.	17,700	149,742
	Lowe’s Companies, Inc.	362,000	8,919,680
*	Luby’s, Inc.	24,252	179,950
	M/I Homes, Inc.	10,500	188,055
*	Mace Security International, Inc.	4,449	7,074
	Macy’s, Inc.	298,740	6,219,767
*	Maidenform Brands, Inc.	17,402	262,770
#	Marine Products Corp.	24,675	200,608
* #	MarineMax, Inc.	9,000	71,280
	Marriott International, Inc. Class A	35,053	988,845
* #	Martha Stewart Living Omnimedia, Inc.	21,506	174,629
*	Marvel Entertainment, Inc.	12,600	426,762
	Mattel, Inc.	139,920	2,704,654
	Matthews International Corp. Class A	22,900	1,150,954
*	McCormick & Schmick’s Seafood Restaurants, Inc.	500	4,905
	McDonald’s Corp.	92,088	5,714,060
	McGraw-Hill Companies, Inc.	13,129	562,446
#	MDC Holdings, Inc.	42,200	1,749,190
*	Meade Instruments Corp.	1,100	550
#	Media General, Inc. Class A	13,300	163,590
*	Mediacom Communications Corp.	25,934	217,846
#	Meredith Corp.	28,900	820,182
* #	Meritage Homes Corp.	23,400	548,028
*	Meritage Hospitality Group, Inc.	299	451
* #	MGM Mirage	44,780	1,575,808
*	Midas, Inc.	3,500	50,295
	Modine Manufacturing Co.	28,100	444,542
* #	Mohawk Industries, Inc.	36,800	2,541,040
	Monaco Coach Corp.	18,600	44,454
*	Monarch Casino & Resort, Inc.	15,635	209,353
	Monro Muffler Brake, Inc.	17,157	355,665
* #	Morgans Hotel Group	25,462	435,400
*	Morningstar, Inc.	9,805	640,365
*	Morton’s Restaurant Group, Inc.	900	6,489
*	Mothers Work, Inc.	2,458	37,386
	Movado Group, Inc.	14,424	334,493
*	MTR Gaming Group, Inc.	19,267	78,802
* #	Multimedia Games, Inc.	17,004	86,040
*	Nathan’s Famous, Inc.	4,805	76,688
*	National Lampoon, Inc.	3,300	4,521
	National Presto Industries, Inc.	6,000	463,920
#	Nautilus Group, Inc.	16,200	86,184
*	Navarre Corp.	13,700	22,194
* #	Netflix, Inc.	28,341	874,036
*	Nevada Gold & Casinos, Inc.	1,700	2,040
	New Frontier Media, Inc.	17,805	68,905

7

* #	New Motion, Inc.	5,330	21,320
*	New York & Co., Inc.	12,564	148,255
#	Newell Rubbermaid, Inc.	106,472	1,927,143
	News Corp. Class A	117,600	1,665,216
#	News Corp. Class B	112,751	1,619,104
	NIKE, Inc. Class B	16,700	1,012,187
*	Nobel Learning Communities, Inc.	7,696	119,134
	Nobility Homes, Inc.	1,327	19,374
#	Noble International, Ltd.	20,638	123,828
#	Nordstrom, Inc.	22,872	711,319
#	Nutri/System, Inc.	5,100	101,337
* #	NVR, Inc.	3,054	1,825,467
*	Office Depot, Inc.	21,300	149,952
	OfficeMax, Inc.	42,144	515,843
	Omnicom Group, Inc.	14,480	613,807
*	Orange 21, Inc.	574	2,009
#	Orleans Homebuilders, Inc.	9,407	46,094
	O’Charleys, Inc.	15,500	155,155
*	O’Reilly Automotive, Inc.	104,581	3,045,399
* #	Outdoor Channel Holdings, Inc.	21,740	173,703
* #	Overstock.com, Inc.	5,800	122,612
	Oxford Industries, Inc.	12,400	283,340
*	P & F Industries, Inc. Class A	1,381	3,604
*	P.F. Chang’s China Bistro, Inc.	12,500	324,750
*	Pacific Sunwear of California, Inc.	50,732	321,134
* #	Palm Harbor Homes, Inc.	16,598	149,382
* #	Panera Bread Co.	19,844	1,066,417
* #	Papa John’s International, Inc.	8,600	240,112
*	PC Mall, Inc.	10,475	100,246
*	Penn National Gaming, Inc.	30,400	1,028,128
	Pennichuck Corp.	300	6,969
#	Penske Automotive Group, Inc.	81,200	1,075,900
*	Perry Ellis International, Inc.	7,329	125,033
* #	PetMed Express, Inc.	19,700	280,528
	PETsMART, Inc.	69,796	1,882,398
	Phillips-Van Heusen Corp.	49,872	1,898,128
*	Phoenix Footwear Group, Inc.	4,509	4,780
* #	Pinnacle Entertainment, Inc.	44,224	490,444
* #	Playboy Enterprises, Inc. Class A	812	3,731
* #	Playboy Enterprises, Inc. Class B	24,304	103,535
* #	PokerTek, Inc.	2,300	9,292
#	Polaris Industries, Inc.	11,600	523,044
	Polo Ralph Lauren Corp.	27,100	2,056,348
*	Pomeroy IT Solutions, Inc.	3,300	17,160
* #	Premier Exhibitions, Inc.	6,900	24,426
#	Pre-Paid Legal Services, Inc.	3,300	147,312
*	PreVu, Inc.	2,947	12
* #	Priceline.com, Inc.	8,800	818,224
	PRIMEDIA, Inc.	20,166	58,481
* #	Princeton Review, Inc.	21,014	163,069
*	Progressive Gaming International Corp.	34,600	26,296
*	Proliance International, Inc.	5,180	6,112
#	Pulte Homes, Inc.	220,200	3,195,102
*	QEP Co., Inc.	670	4,013
* #	Quaker Fabric Corp.	200	1

8

* #	Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	5,505
*	Quiksilver, Inc.	84,400	650,724
* #	R.H. Donnelley Corp.	31,065	116,494
*	Radio One, Inc. Class D	56,214	53,403
#	RadioShack Corp.	28,016	532,584
*	Rainmaker Systems, Inc.	17,083	51,249
*	RC2 Corp.	11,900	299,523
	RCN Corp.	26,172	362,744
*	Reading International, Inc. Class A	8,426	63,785
*	Reading International, Inc. Class B	300	2,700
*	Red Lion Hotels Corp.	17,388	148,320
* #	Red Robin Gourmet Burgers, Inc.	12,900	344,430
* #	RedEnvelope, Inc.	2,700	32
*	Regent Communications, Inc.	1,660	1,295
	Regis Corp.	38,853	1,066,903
*	Rent-A-Center, Inc.	45,000	1,019,700
*	Rentrak Corp.	8,208	124,351
* #	Retail Ventures, Inc.	18,200	85,176
*	Rex Stores Corp.	600	7,752
* #	Rick’s Cabaret International, Inc.	2,200	30,734
*	Rockford Corp.	1,653	1,719
*	Rocky Brands, Inc.	3,043	15,854
#	Ross Stores, Inc.	75,681	3,043,133
	Royal Caribbean Cruises, Ltd.	79,400	2,158,092
*	Rubio’s Restaurants, Inc.	6,175	36,371
#	Ruby Tuesday, Inc.	19,917	139,220
#	Russ Berrie & Co., Inc.	4,300	32,637
*	Ruth’s Hospitality Group, Inc.	5,601	25,485
#	Ryland Group, Inc.	35,100	813,618
*	Saga Communications, Inc. Class A	13,981	87,940
#	Saks, Inc.	55,578	633,589
	Salem Communications Corp.	12,725	24,177
* #	Sally Beauty Holdings, Inc.	11,272	96,263
	Sauer-Danfoss, Inc.	34,875	1,142,854
	Scholastic Corp.	21,700	566,370
*	Scientific Games Corp.	12,172	366,499
	Scripps Networks Interactive	42,355	1,759,427
#	Sealy Corp.	21,600	144,504
* #	Sears Holdings Corp.	72,318	6,649,640
	Service Corp. International	230,743	2,355,886
#	Sherwin-Williams Co.	12,300	720,165
	Shiloh Industries, Inc.	8,908	75,896
*	Shoe Carnival, Inc.	8,687	141,772
* #	Shuffle Master, Inc.	4,000	20,080
*	Silverleaf Resorts, Inc.	11,604	21,932
	Sinclair Broadcast Group, Inc. Class A	38,916	275,914
*	Sirius XM Radio, Inc.	223,080	296,696
*	Skechers U.S.A., Inc. Class A	25,700	491,384
	Skyline Corp.	7,500	171,525
* #	Smith & Wesson Holding Corp.	10,000	56,700
	Snap-On, Inc.	39,897	2,274,927
	Sonesta International Hotels Corp. Class A	538	12,912
	Sonic Automotive, Inc.	23,287	250,568
* #	Sonic Corp.	28,053	406,488
#	Sotheby’s Class A	10,400	280,176

9

* #	Source Interlink Companies, Inc.	15,200	19,000
*	Spanish Broadcasting System, Inc.	29,326	12,024
#	Spartan Motors, Inc.	22,865	108,151
	Speedway Motorsports, Inc.	34,397	761,206
*	Sport Chalet, Inc. Class A	8,108	27,973
*	Sport Chalet, Inc. Class B	525	1,654
#	Sport Supply Group, Inc.	9,688	118,194
	Stage Stores, Inc.	30,650	487,948
*	Stamps.com, Inc.	15,100	207,323
	Standard Motor Products, Inc.	12,400	85,684
#	Standard Pacific Corp.	52,400	167,680
	Stanley Furniture, Inc.	2,196	18,117
	Staples, Inc.	53,572	1,296,442
*	Starbucks Corp.	33,938	528,075
	Starwood Hotels & Resorts Worldwide, Inc.	17,000	616,250
*	Steinway Musical Instruments, Inc.	5,177	149,667
*	Steven Madden, Ltd.	11,579	291,212
	Stewart Enterprises, Inc.	3,700	34,632
*	Stoneridge, Inc.	16,965	215,455
	Strattec Security Corp.	2,392	68,387
#	Strayer Education, Inc.	4,100	860,344
	Sturm Ruger & Co., Inc.	14,368	104,886
*	Sun-Times Media Group, Inc. Class A	27,900	8,370
#	Superior Industries International, Inc.	14,100	247,737
	Superior Uniform Group, Inc.	5,033	52,142
*	Syms Corp.	2,630	43,974
* #	Syntax-Brillian Corp.	27,100	244
#	Systemax, Inc.	27,911	430,388
	Tandy Brand Accessories, Inc.	5,800	33,060
*	Tandy Leather Factory, Inc.	4,833	13,532
	Target Corp.	76,292	4,045,002
* #	Tarragon Corp.	16,819	16,146
*	Tarrant Apparel Group	9,957	6,870
#	Tempur-Pedic International, Inc.	13,364	151,147
*	Tenneco Automotive, Inc.	34,900	509,889
*	Texas Roadhouse, Inc.	56,430	506,741
*	The Children’s Place Retail Stores, Inc.	15,200	637,640
*	The DIRECTV Group, Inc.	54,400	1,534,624
* #	The Dress Barn, Inc.	46,817	761,244
*	The Hallwood Group, Inc.	797	56,814
	The Marcus Corp.	17,325	297,643
#	The McClatchey Co.	18,784	68,186
#	The Men’s Wearhouse, Inc.	33,700	738,030
#	The New York Times Co. Class A	124,989	1,623,607
#	The Pep Boys - Manny, Moe & Jack	25,672	225,914
	The Stanley Works	61,000	2,924,950
* #	The Steak n Shake Co.	21,794	169,557
	The TJX Companies, Inc.	37,844	1,371,467
* #	The Walking Co Holdings, Inc.	4,714	19,799
*	thinkorswim Group, Inc.	21,100	211,633
#	Thor Industries, Inc.	40,568	932,253
*	Ticketmaster	27,760	594,897
	Tiffany & Co.	51,744	2,285,532
*	Timberland Co. Class A	11,672	196,790
	Time Warner, Inc.	1,067,920	17,481,850

10

* #	TiVo, Inc.	32,332	273,529
* #	Toll Brothers, Inc.	137,400	3,418,512
* #	Tractor Supply Co.	30,900	1,316,958
#	Triarc Companies, Inc. Class A	12,778	74,496
#	Triarc Companies, Inc. Class B	33,940	197,191
*	Triple Crown Media, Inc.	1,900	152
* #	True Religion Apparel, Inc.	14,900	404,535
* #	Trump Entertainment Resorts, Inc.	16,000	19,520
*	TRW Automotive Holdings Corp.	86,062	1,650,669
	Tupperware Corp.	28,324	1,011,733
*	Tween Brands, Inc.	18,900	205,254
	Tyco Electronics, Ltd.	77,600	2,553,816
* #	Under Armour, Inc. Class A	5,200	175,292
*	Unifi, Inc.	59,616	237,868
	Unifirst Corp.	12,754	548,805
*	Universal Electronics, Inc.	9,836	257,900
* #	Universal Technical Institute, Inc.	11,500	197,340
* #	Urban Outfitters, Inc.	11,700	416,754
	V.F. Corp.	53,300	4,224,025
* #	Vail Resorts, Inc.	34,100	1,500,059
* #	Valassis Communications, Inc.	32,900	309,589
	Value Line, Inc.	2,830	108,134
*	ValueVision Media, Inc. Class A	17,572	41,118
* #	VCG Holding Corp.	8,900	32,040
*	Viacom, Inc. Class A	2,853	84,477
*	Viacom, Inc. Class B	36,600	1,078,968
	Virco Manufacturing Corp.	8,180	35,665
	Visteon Corp.	39,700	127,834
* #	Volcom, Inc.	5,799	103,454
*	Voyager Learning Co.	7,226	34,323
	WABCO Holdings, Inc.	5,300	232,140
*	Warnaco Group, Inc.	33,072	1,705,523
#	Warner Music Group Corp.	35,800	307,164
	Washington Post Co.	1,925	1,148,262
	Weight Watchers International, Inc.	18,000	712,800
*	Wells-Gardner Electronics Corp.	2,976	3,854
	Wendy’s International, Inc.	51,899	1,259,589
*	West Marine, Inc.	9,600	47,520
*	Westwood One, Inc.	32,200	26,404
	Weyco Group, Inc.	5,715	181,680
#	Whirlpool Corp.	41,555	3,380,915
	Wiley (John) & Sons, Inc. Class A	31,278	1,488,207
	Wiley (John) & Sons, Inc. Class B	3,422	161,826
*	Williams Controls, Inc.	2,299	30,278
#	Williams-Sonoma, Inc.	85,662	1,515,361
*	Winmark Corp.	795	14,624
#	Winnebago Industries, Inc.	12,100	137,335
*	WMS Industries, Inc.	28,729	965,294
	Wolverine World Wide, Inc.	38,707	1,019,155
#	World Wrestling Entertainment, Inc.	20,161	328,019
	Wyndham Worldwide Corp.	153,101	2,951,787
#	Wynn Resorts, Ltd.	11,700	1,116,414
	Xerium Technologies, Inc.	11,600	89,436
*	Young Broadcasting, Inc. Class A	7,430	817
	Yum! Brands, Inc.	23,904	852,895

11

* #	Zale Corp.	39,800	1,086,938
* #	Zumiez, Inc.	8,000	115,280
Total Consumer Discretionary			410,078,315

Consumer Staples — (6.6%)
#	Alberto-Culver Co.	68,972	1,804,308
#	Alico, Inc.	5,184	223,690
*	Alliance One International, Inc.	57,572	231,439
	Altria Group, Inc.	582,700	12,254,181
	Andersons, Inc.	14,312	643,468
	Anheuser-Busch Companies, Inc.	34,500	2,341,170
	Archer-Daniels-Midland Co.	158,839	4,044,041
#	Arden Group, Inc. Class A	1,742	290,478
	Avon Products, Inc.	26,922	1,153,069
#	B&G Foods, Inc.	3,590	28,935
* #	BJ’s Wholesale Club, Inc.	48,769	1,854,685
*	Boston Beer Co., Inc. Class A	5,857	263,389
*	Bridgford Foods Corp.	5,766	34,308
	Brown-Forman Corp. Class A	2,536	185,534
#	Brown-Forman Corp. Class B	6,500	468,065
*	Cagle’s, Inc. Class A	1,262	6,089
#	Calavo Growers, Inc.	8,730	106,069
#	Cal-Maine Foods, Inc.	13,745	542,790
	Campbell Soup Co.	37,516	1,380,964
* #	Caribou Coffee Co.	5,190	16,245
	Casey’s General Stores, Inc.	42,072	1,220,088
	CCA Industries, Inc.	1,800	11,502
* #	Central European Distribution Corp.	21,967	1,267,276
*	Central Garden & Pet Co.	14,100	79,101
*	Central Garden & Pet Co. Class A	16,028	84,948
* #	Chattem, Inc.	8,600	603,032
#	Chiquita Brands International, Inc.	40,000	587,200
	Church & Dwight Co., Inc.	40,600	2,537,500
	Clorox Co.	12,900	762,390
	Coca-Cola Bottling Co. Consolidated	2,892	117,357
	Coca-Cola Co.	151,513	7,889,282
	Coca-Cola Enterprises, Inc.	259,919	4,436,817
	Colgate-Palmolive Co.	28,098	2,136,291
	ConAgra, Inc.	186,400	3,964,728
*	Constellation Brands, Inc. Class A	102,800	2,170,108
*	Constellation Brands, Inc. Class B	5,807	123,283
	Corn Products International, Inc.	60,177	2,695,328
	Costco Wholesale Corp.	35,000	2,347,100
* #	Craft Brewers Alliance, Inc.	5,780	20,172
*	Cuisine Solutions, Inc.	3,822	9,937
	CVS Caremark Corp.	333,685	12,212,871
*	Darling International, Inc.	42,457	582,935
*	Dean Foods Co.	63,100	1,588,227
	Del Monte Foods Co.	178,145	1,517,795
#	Diamond Foods, Inc.	12,300	309,591
*	Elizabeth Arden, Inc.	24,594	503,193
* #	Energizer Holdings, Inc.	5,300	450,182
#	Estee Lauder Companies, Inc.	10,700	532,539
#	Farmer Brothers Co.	13,986	364,475
#	Flowers Foods, Inc.	54,392	1,438,124

12

#	Gatehouse Media, Inc.	25,200	15,120
	General Mills, Inc.	54,044	3,576,632
	Golden Enterprises, Inc.	3,587	7,497
#	Great Atlantic & Pacific Tea, Inc.	48,526	791,944
* #	Green Mountain Coffee, Inc.	11,236	410,002
	Griffin Land & Nurseries, Inc. Class A	3,796	130,886
* #	Hain Celestial Group, Inc.	32,987	857,332
* #	Hansen Natural Corp.	18,900	519,372
	Heinz (H.J.) Co.	18,561	933,990
	Hormel Foods Corp.	50,772	1,810,530
*	IGI Labratories, Inc.	4,339	7,810
	Imperial Sugar Co.	9,500	133,285
	Ingles Market, Inc. Class A	9,272	229,111
*	Integrated Biopharma, Inc.	1,529	2,141
	Inter Parfums, Inc.	20,367	289,008
	J & J Snack Foods Corp.	15,954	537,490
	J.M. Smucker Co.	48,924	2,653,149
*	Katy Industries, Inc.	600	1,050
	Kellogg Co.	15,814	860,914
	Kimberly-Clark Corp.	19,000	1,171,920
	Kraft Foods, Inc.	407,738	12,847,824
	Lancaster Colony Corp.	21,553	749,613
	Lance, Inc.	24,000	491,760
* #	Lifeway Foods, Inc.	3,829	43,344
	Longs Drug Stores Corp.	31,300	2,242,645
	Lorillard, Inc.	9,100	657,384
#	Mannatech, Inc.	20,918	92,667
* #	Maui Land & Pineapple Co., Inc.	6,934	186,039
	McCormick & Co., Inc.	7,700	311,465
	McCormick & Co., Inc. Voting Common Stock	577	23,490
* #	Medifast, Inc.	4,059	33,649
	MGP Ingredients, Inc.	11,310	55,758
	Molson Coors Brewing Co.	91,444	4,357,307
#	Molson Coors Brewing Co. Class A	400	18,862
*	Monterey Pasta Co.	14,154	29,299
#	Nash Finch Co.	10,300	419,416
* #	National Beverage Corp.	27,390	249,797
*	Natural Alternatives International, Inc.	2,624	20,310
* #	Natural Health Trends Corp.	3,867	2,668
	Nature’s Sunshine Products, Inc.	400	3,130
*	NBTY, Inc.	29,700	987,228
	Nu Skin Enterprises, Inc. Class A	40,800	683,400
	Oil-Dri Corp. of America	3,765	69,276
*	Omega Protein Corp.	13,209	179,378
* #	Orchids Paper Products Co.	1,600	12,320
*	Overhill Farms, Inc.	1,400	9,100
*	Pantry, Inc.	8,800	161,392
*	Parlux Fragrances, Inc.	16,100	113,183
*	Peet’s Coffee & Tea, Inc.	9,400	246,656
	Pepsi Bottling Group, Inc.	58,000	1,715,640
	PepsiAmericas, Inc.	114,218	2,676,128
	PepsiCo, Inc.	87,844	6,015,557
	Philip Morris International, Inc.	154,900	8,318,130
#	Pilgrim’s Pride Corp.	52,800	677,952
*	Prestige Brands Holdings, Inc.	44,300	420,850

13

	PriceSmart, Inc.	23,070	490,237
	Procter & Gamble Co.	571,788	39,893,649
	Ralcorp Holdings, Inc.	19,528	1,199,019
#	Reddy Ice Holdings, Inc.	7,400	62,308
#	Reliv International, Inc.	4,090	21,554
* #	Revlon, Inc.	3,563	4,953
	Reynolds American, Inc.	84,274	4,464,837
* #	Rite Aid Corp.	259,632	314,155
	Rocky Mountain Chocolate Factory, Inc.	1,224	11,040
	Ruddick Corp.	40,100	1,276,784
	Safeway, Inc.	121,700	3,205,578
#	Sanderson Farms, Inc.	15,300	524,943
* #	Sanfilippo (John B.) & Son, Inc.	5,698	54,359
	Sara Lee Corp.	269,000	3,631,500
*	Schiff Nutrition International, Inc.	7,327	49,018
	Seaboard Corp.	766	993,502
*	Seneca Foods Corp. Class A	3,424	69,302
*	Seneca Foods Corp. Class B	1,751	36,789
* #	Smithfield Foods, Inc.	109,088	2,193,760
	Spartan Stores, Inc.	17,300	393,402
* #	Spectrum Brands, Inc.	22,300	37,910
* #	Star Scientific, Inc.	8,400	27,048
	SUPERVALU, Inc.	122,004	2,829,273
	Sysco Corp.	35,371	1,125,859
	Tasty Baking Co.	3,240	13,608
	The Hershey Co.	14,000	505,260
	The Kroger Co.	50,400	1,392,048
*	Tofutti Brands, Inc.	1,645	4,540
#	Tootsie Roll Industries, Inc.	26,004	740,594
*	TreeHouse Foods, Inc.	25,100	696,776
	Tyson Foods, Inc. Class A	150,000	2,178,000
* #	United Natural Foods, Inc.	27,362	525,898
	United-Guardian, Inc.	2,175	22,946
#	Universal Corp.	20,700	1,074,744
* #	USANA Health Services, Inc.	3,500	132,510
	UST, Inc.	15,100	809,209
#	Vector Group, Ltd.	29,633	547,025
*	Vermont Pure Holdings, Ltd.	600	828
	Village Super Market, Inc.	1,945	87,389
	Walgreen Co.	68,468	2,494,289
	Wal-Mart Stores, Inc.	404,300	23,882,001
#	WD-40 Co.	13,200	460,548
	Weis Markets, Inc.	22,186	839,740
#	Whole Foods Market, Inc.	5,844	107,004
*	Winn-Dixie Stores, Inc.	44,365	626,434
	Wrigley (Wm.) Jr. Co.	9,307	739,720
*	Zapata Corp.	9,535	65,791
Total Consumer Staples			241,355,770

Energy — (10.2%)
*	Abraxas Petroleum Corp.	47,700	172,197
	Adams Resources & Energy, Inc.	3,260	91,410
*	Allis-Chalmers Energy, Inc.	27,128	392,271
#	Alon USA Energy, Inc.	26,300	320,597
*	Alpha Natural Resources, Inc.	35,600	3,527,960

14

* #	American Oil & Gas, Inc.	27,627	79,289
	Anadarko Petroleum Corp.	133,128	8,217,991
	Apache Corp.	79,063	9,043,226
	Arch Coal, Inc.	41,400	2,245,536
* #	Arena Resources, Inc.	17,200	768,324
	Atlas America, Inc.	31,299	1,173,087
* #	ATP Oil & Gas Corp.	13,400	344,380
* #	Atwood Oceanics, Inc.	25,236	1,026,096
	Baker Hughes, Inc.	15,872	1,269,919
	Barnwell Industries, Inc.	3,520	41,712
*	Basic Energy Services, Inc.	31,800	929,514
#	Berry Petroleum Corp. Class A	29,400	1,223,628
*	Bill Barret Corp.	40,439	1,592,488
	BJ Services Co.	108,372	2,909,788
* #	Bolt Technology Corp.	6,300	121,275
*	Boots & Coots International Well Control, Inc.	36,000	109,800
*	Brigham Exploration Co.	37,554	509,608
* #	Bristow Group, Inc.	18,580	757,507
*	Bronco Drilling Co., Inc.	19,800	313,830
	Cabot Oil & Gas Corp.	59,000	2,621,960
*	Cal Dive International, Inc.	9,761	112,740
*	Callon Petroleum Co.	9,097	180,757
*	Cameron International Corp.	12,544	584,425
	CARBO Ceramics, Inc.	20,300	1,220,030
* #	Carrizo Oil & Gas, Inc.	14,200	704,888
* #	Cheniere Energy, Inc.	24,500	92,120
	Chesapeake Energy Corp.	164,600	7,966,640
	Chevron Corp.	531,884	45,912,227
	Cimarex Energy Co.	59,244	3,290,412
	CKX Lands, Inc.	1,446	19,846
*	Clayton Williams Energy, Inc.	7,564	612,230
*	CNX Gas Corp.	21,800	661,412
*	Complete Production Services, Inc.	66,145	1,954,585
*	Comstock Resources, Inc.	35,388	2,298,097
	ConocoPhillips	443,978	36,632,625
	CONSOL Energy, Inc.	12,900	873,459
*	Contango Oil & Gas Co.	4,916	349,626
*	Credo Petroleum Corp.	192	2,056
#	Crosstex Energy, Inc.	18,978	618,113
*	Crusader Energy Group, Inc.	12,343	54,186
*	Dawson Geophysical Co.	6,270	393,317
	Delek US Holdings, Inc.	25,500	201,450
* #	Delta Petroleum Corp.	91,577	1,644,723
*	Denbury Resources, Inc.	99,400	2,474,066
	Devon Energy Corp.	119,000	12,143,950
	Diamond Offshore Drilling, Inc.	10,800	1,187,028
*	Dresser-Rand Group, Inc.	22,300	904,488
*	Dril-Quip, Inc.	16,000	880,160
* #	Dune Energy, Inc.	24,295	23,323
*	Edge Petroleum Corp.	20,381	92,937
#	El Paso Corp.	52,444	878,961
*	Encore Acquisition Co.	41,772	2,153,764
*	Endeavour International Corp.	39,903	68,633
*	Energy Partners, Ltd.	24,800	295,120
	ENSCO International, Inc.	41,855	2,836,932

15

	EOG Resources, Inc.	52,500	5,482,050
* #	Evergreen Energy, Inc.	12,340	22,212
*	Evolution Petroleum Corp.	4,555	16,717
*	EXCO Resources, Inc.	83,600	2,213,728
* #	Exterran Holdings, Inc.	26,614	1,216,526
	Exxon Mobil Corp.	403,184	32,258,752
*	FMC Technologies, Inc.	13,400	717,704
* #	Forest Oil Corp.	56,747	3,230,039
#	Foundation Coal Holdings, Inc.	23,000	1,360,450
	Frontier Oil Corp.	15,000	290,550
* #	FX Energy, Inc.	27,299	229,312
* #	Gasco Energy, Inc.	36,100	94,943
*	Geokinetics, Inc.	1,710	33,482
*	Geomet, Inc.	1,692	11,810
*	GeoResources, Inc.	1,800	29,610
* #	GMX Resources, Inc.	5,900	400,256
* #	Goodrich Petroleum Corp.	10,175	517,399
* #	Grey Wolf, Inc.	141,959	1,236,463
	Gulf Island Fabrication, Inc.	12,100	521,147
*	Gulfmark Offshore, Inc.	16,972	850,297
*	Gulfport Energy Corp.	27,827	371,212
	Halliburton Co.	45,207	1,986,396
* #	Harvest Natural Resources, Inc.	24,244	268,624
* #	Helix Energy Solutions Group, Inc.	31,703	975,501
	Helmerich & Payne, Inc.	73,818	4,216,484
	Hess Corp.	63,000	6,596,730
*	HKN, Inc.	2,450	23,079
	Holly Corp.	8,700	278,400
* #	Hornbeck Offshore Services, Inc.	20,100	885,606
#	Houston American Energy Corp.	1,022	8,707
*	Infinity, Inc.	7,344	6,242
* #	International Coal Group, Inc.	65,300	668,019
* #	James River Coal Co.	2,300	96,991
#	Lufkin Industries, Inc.	11,500	1,067,085
	Marathon Oil Corp.	185,588	8,364,451
*	Mariner Energy, Inc.	78,942	2,296,423
	Massey Energy Co.	49,100	3,238,636
* #	Matrix Service Co.	22,400	588,672
* #	McMoran Exploration Co.	39,300	1,074,855
*	Meridian Resource Corp.	67,129	181,920
*	Mitcham Industries, Inc.	6,799	103,889
	Murphy Oil Corp.	49,306	3,872,000
*	NATCO Group, Inc. Class A	11,600	588,004
* #	National Coal Corp.	19,000	158,080
*	National-Oilwell, Inc.	85,218	6,283,123
*	Natural Gas Services Group	9,472	245,704
*	New Concept Energy, Inc.	318	1,860
*	Newfield Exploration Co.	51,744	2,339,864
* #	Newpark Resources, Inc.	74,000	634,920
	Noble Energy, Inc.	58,500	4,196,205
	Occidental Petroleum Corp.	157,660	12,511,898
* #	Oceaneering International, Inc.	12,000	748,920
*	Oil States International, Inc.	37,100	2,063,873
*	OMNI Energy Services Corp.	8,800	38,720
	Overseas Shipholding Group, Inc.	24,872	1,784,317

16

*	Pacific Ethanol, Inc.	18,900	38,934
#	Panhandle Royalty Co.	5,648	204,458
*	Parallel Petroleum Corp.	26,600	352,184
* #	Parker Drilling Co.	113,700	1,053,999
	Patterson-UTI Energy, Inc.	119,544	3,397,440
	Peabody Energy Corp.	13,500	849,825
	Penn Virginia Corp.	35,200	2,329,536
*	Petrohawk Energy Corp.	96,671	3,345,783
*	Petroleum Development Corp.	11,557	702,550
* #	PetroQuest Energy, Inc.	30,900	571,341
* #	PHI, Inc. Non-Voting	10,800	414,828
*	PHI, Inc. Voting	1,866	71,384
*	Pioneer Drilling Co.	38,400	643,584
	Pioneer Natural Resources Co.	53,800	3,398,546
*	Plains Exploration & Production Co.	80,184	4,321,918
* #	PowerSecure International, Inc.	7,388	59,695
*	Pride International, Inc.	65,940	2,532,755
* #	Quest Resource Corp.	18,261	87,835
*	Quicksilver Resources, Inc.	39,200	948,248
	Range Resources Corp.	47,400	2,200,308
* #	Rentech, Inc.	16,800	39,648
	Rowan Companies, Inc.	78,200	2,888,708
* #	Royale Energy, Inc.	4,960	35,563
#	RPC, Inc.	69,886	1,274,022
	Schlumberger, Ltd.	59,400	5,596,668
*	SEACOR Holdings, Inc.	19,000	1,674,850
#	Smith International, Inc.	20,543	1,431,867
*	Southwestern Energy Co.	32,576	1,249,941
	Spectra Energy Corp.	34,468	912,023
	St. Mary Land & Exploration Co.	48,500	2,047,670
* #	Stone Energy Corp.	29,330	1,398,185
* #	SulphCo, Inc.	28,200	82,344
#	Sunoco, Inc.	39,000	1,730,820
*	Superior Energy Services, Inc.	55,622	2,616,459
* #	Superior Well Services, Inc.	18,597	612,957
*	Swift Energy Corp.	26,600	1,242,486
* #	Syntroleum Corp.	7,746	12,549
* #	T-3 Energy Services, Inc.	9,316	520,112
#	Tesoro Petroleum Corp.	37,800	701,190
* #	Teton Energy Corp.	14,289	57,870
*	TETRA Technologies, Inc.	57,500	1,273,050
*	TGC Industries, Inc.	14,490	105,487
	The Williams Companies, Inc.	41,844	1,292,561
	Tidewater, Inc.	43,486	2,638,296
*	Toreador Resources Corp.	7,300	63,145
* #	Transmeridian Exploration, Inc.	13,900	4,726
* #	Trico Marine Services, Inc.	13,500	320,625
* #	Tri-Valley Corp.	5,300	37,206
* #	TXCO Resources, Inc.	21,917	265,415
*	Union Drilling, Inc.	17,200	244,584
*	Unit Corp.	41,200	2,790,476
*	Uranium Resources, Inc.	18,165	41,779
#	USEC, Inc.	38,340	220,838
*	VAALCO Energy, Inc.	35,600	278,748
	Valero Energy Corp.	152,068	5,285,884

17

* #	Venoco, Inc.	28	472
*	VeraSun Energy Corp.	1,900	10,944
* #	Verenium Corp.	7,200	16,272
	W&T Offshore, Inc.	68,600	2,411,976
* #	Warren Resources, Inc.	48,089	542,925
*	Westmoreland Coal Co.	4,512	91,052
*	Whiting Petroleum Corp.	32,500	3,127,800
	World Fuel Services Corp.	18,665	537,739
	XTO Energy, Inc.	102,950	5,189,709
Total Energy			370,064,368

Financials — (16.1%)
*	1st Constitution Bancorp	2,398	28,057
	1st Independence Financial Group, Inc.	1,186	21,870
	1st Source Corp.	18,464	401,223
	21st Century Holding Co.	6,546	43,924
	Abigail Adams National Bancorp, Inc.	2,023	11,632
	Abington Bancorp, Inc.	18,536	183,321
	Access National Corp.	8,054	48,163
	Advance America Cash Advance Centers, Inc.	48,922	240,696
	Advanta Corp. Class A	11,188	72,946
	Advanta Corp. Class B	21,088	160,901
*	Affiliated Managers Group, Inc.	9,900	942,678
	Affirmative Insurance Holdings, Inc.	9,681	58,376
	AFLAC, Inc.	60,230	3,415,041
*	Allegheny Corp.	6,810	2,179,200
	Alliance Bancorp, Inc. of Pennsylvania	447	4,019
	Alliance Financial Corp.	2,307	57,629
	Allstate Corp.	163,880	7,395,904
*	Alphatec Holdings, Inc.	7,800	37,362
* #	AmComp, Inc.	8,800	105,600
#	Amcore Financial, Inc.	20,155	177,166
	Ameriana Bancorp	898	7,408
	American Bancorp of New Jersey, Inc.	11,285	119,282
#	American Capital, Ltd.	114,144	2,481,491
	American Equity Investment Life Holding Co.	36,044	331,244
	American Express Co.	81,512	3,234,396
	American Financial Group, Inc.	95,677	2,729,665
*	American Independence Corp.	5,200	34,632
	American International Group, Inc.	612,570	13,164,129
	American National Bankshares, Inc.	4,100	69,044
	American National Insurance Co.	20,278	1,935,535
	American Physicians Capital, Inc.	600	25,380
#	American River Bankshares	3,791	39,578
*	American Spectrum Realty, Inc.	640	22,720
#	American West Bancorporation	14,900	25,628
* #	AmeriCredit Corp.	70,500	745,890
	Ameriprise Financial, Inc.	28,648	1,287,728
	Ameris Bancorp	4,842	58,201
*	Amerisafe, Inc.	16,431	303,809
* #	AmeriServe Financial, Inc.	13,724	38,839
	AmTrust Financial Services, Inc.	22,620	318,037
#	Anchor Bancorp Wisconsin, Inc.	18,600	142,848
	AON Corp.	87,135	4,138,041
*	Appalachian Bancshares, Inc.	300	1,935

18

#	Arrow Financial Corp.	6,968	171,970
#	Asset Acceptance Capital Corp.	22,910	248,344
#	Associated Banc-Corp.	96,355	1,686,212
	Assurant, Inc.	48,056	2,807,912
#	ASTA Funding, Inc.	8,870	73,444
	Astoria Financial Corp.	82,588	1,804,548
*	Atlantic American Corp.	11,687	17,472
	Atlantic Coast Federal Corp.	7,807	61,675
#	Auburn National Bancorporation, Inc.	217	4,932
*	B of I Holding, Inc.	3,334	20,971
	Baldwin & Lyons, Inc. Class A	1,758	39,625
	Baldwin & Lyons, Inc. Class B	9,809	209,128
	BancFirst Corp.	8,254	397,348
	Bancorp Rhode Island, Inc.	3,225	95,686
#	BancorpSouth, Inc.	62,609	1,441,259
#	BancTrust Financial Group, Inc.	200	1,688
	Bank Mutual Corp.	40,119	483,434
	Bank of America Corp.	1,268,999	39,516,629
	Bank of Commerce Holdings	3,949	25,668
* #	Bank of Florida Corp.	5,985	47,521
	Bank of Granite Corp.	13,214	101,219
#	Bank of Hawaii Corp.	31,900	1,686,872
	Bank of New York Mellon Corp.	328,970	11,385,652
#	Bank of the Ozarks, Inc.	14,300	319,891
	BankAtlantic Bancorp, Inc. Class A	7,600	14,136
	BankFinancial Corp.	19,683	293,670
#	BankUnited Financial Corp. Class A	10,264	12,214
#	Banner Corp.	13,630	144,069
	Bar Harbor Bankshares	1,748	51,077
#	BB&T Corp.	52,369	1,571,070
	BCB Bancorp, Inc.	415	5,810
*	BCSB Bancorp, Inc.	1,100	12,067
*	Beach First National Bancshares, Inc.	2,116	17,499
	Benjamin Franklin Bancorp, Inc.	4,267	51,417
	Berkshire Bancorp, Inc.	3,850	48,125
	Berkshire Hills Bancorp, Inc.	7,982	212,321
	Beverly Hills Bancorp, Inc.	7,665	10,501
	Beverly National Corp.	1,093	21,313
* #	BGC Partners, Inc. Class A	22,200	146,298
#	Blackrock, Inc.	22,400	4,866,400
* #	BNCCORP, Inc.	2,290	23,014
	BOK Financial Corp.	54,051	2,354,462
#	Boston Private Financial Holdings, Inc.	29,369	262,559
* #	Broadopoint Securities Group, Inc.	1,270	4,254
	Brooke Corp.	7,420	4,749
	Brookline Bancorp, Inc.	51,904	533,573
#	Brooklyn Federal Bancorp, Inc.	1,074	16,110
	Brown & Brown, Inc.	115,900	2,350,452
	Brunswick Bancorp	120	900
#	Bryn Mawr Bank Corp.	4,440	98,390
#	C&F Financial Corp.	1,773	39,006
#	Cadence Financial Corp.	9,747	89,575
	California First National Bancorp	6,739	77,566
	Camco Financial Corp.	4,832	51,461
#	Camden National Corp.	4,780	154,824

19

	Capital Bank Corp.	6,807	69,431
#	Capital City Bank Group, Inc.	12,652	306,558
#	Capital Corp. of the West	4,057	12,901
#	Capital One Financial Corp.	101,642	4,486,478
	Capital Properties, Inc.	700	17,500
	Capital Southwest Corp.	3,396	455,200
#	Capitol Bancorp, Ltd.	15,127	232,502
#	Capitol Federal Financial	39,424	1,723,617
	Cardinal Financial Corp.	21,975	186,568
#	Carrollton Bancorp	1,139	12,370
	Carver Bancorp, Inc.	1,427	10,917
	Cascade Financial Corp.	1,779	16,331
	Cash America International, Inc.	24,300	1,005,777
#	Cathay General Bancorp	42,561	823,981
*	CB Richard Ellis Group, Inc.	16,625	217,289
	Center Bancorp, Inc.	10,266	108,512
	Center Financial Corp.	15,100	203,397
#	Centerstate Banks of Florida, Inc.	5,199	74,294
	Central Bancorp, Inc.	400	5,144
*	Central Jersey Bancorp	245	1,909
	Central Pacific Financial Corp.	15,200	180,880
	Central Virginia Bankshares, Inc.	1,428	19,856
	Centrue Financial Corp.	4,239	53,962
	Century Bancorp, Inc. Class A	1,896	32,706
	CFS Bancorp, Inc.	2,552	24,346
#	Charter Financial Corp.	3,253	45,542
#	Chemical Financial Corp.	17,700	510,291
*	Chicopee Bancorp, Inc.	1,307	17,488
	Chubb Corp.	100,544	4,827,117
	Cincinnati Financial Corp.	95,695	2,836,400
	CIT Group, Inc.	74,344	766,487
	Citigroup, Inc.	795,672	15,109,811
	Citizens Community Bancorp, Inc.	5,240	41,606
	Citizens First Bancorp, Inc.	5,458	23,797
	Citizens Holding Co.	814	15,881
	Citizens Republic Bancorp, Inc.	16,664	61,157
	Citizens South Banking Corp.	4,847	38,776
* #	Citizens, Inc.	31,955	227,520
	City Holding Co.	14,033	586,720
	City National Corp.	42,665	2,111,491
#	Clifton Savings Bancorp, Inc.	23,755	261,780
	CNA Financial Corp.	182,435	5,115,477
*	CNA Surety Corp.	34,429	553,274
	CNB Financial Corp.	3,745	50,108
#	CoBiz Financial, Inc.	19,781	212,250
	Codorus Valley Bancorp, Inc.	2,111	25,248
#	Cohen & Steers, Inc.	23,070	671,337
*	Colonial Bankshares, Inc.	1,575	16,585
#	Colony Bankcorp, Inc.	2,957	31,817
#	Columbia Bancorp	3,818	14,508
	Columbia Banking System, Inc.	17,244	241,416
#	Comerica, Inc.	87,040	2,444,954
	Comm Bancorp, Inc.	805	34,639
*	Command Security Corp.	254	899
	Commerce Bancshares, Inc.	61,047	2,747,115

20

	Commercial National Financial Corp.	1,016	13,218
	Commonwealth Bankshares, Inc.	5,429	74,649
* #	Community Bancorp	7,592	39,934
	Community Bank System, Inc.	23,872	539,507
	Community Bankshares, Inc.	1,930	40,028
	Community Capital Corp.	2,132	20,361
	Community Central Bank Corp.	1,223	3,852
	Community Trust Bancorp, Inc.	13,103	439,475
#	Community West Bancshares	3,113	12,452
	Compass Diversified Holdings	19,800	254,232
* #	CompuCredit Corp.	28,944	150,219
*	Conseco, Inc.	152,700	1,369,719
	Consolidated-Tokoma Land Co.	4,294	177,299
*	Consumer Portfolio Services, Inc.	12,886	27,705
	Cooperative Bankshares, Inc.	2,417	16,194
*	Core-Mark Holding Co., Inc.	9,344	275,648
#	Corus Bankshares, Inc.	47,046	186,773
*	Cowen Group, Inc.	10,060	92,351
*	Cowlitz Bancorporation	3,103	18,215
	Crawford & Co. Class A	16,179	170,041
#	Crawford & Co. Class B	15,970	235,238
*	Crescent Financial Corp.	5,008	32,201
	Cullen Frost Bankers, Inc.	44,572	2,481,769
#	CVB Financial Corp.	62,264	669,338
*	Dearborn Bancorp, Inc.	2,861	13,161
	Delphi Financial Group, Inc. Class A	37,243	999,230
#	Delta Financial Corp.	16,920	254
*	Diamond Hill Investment Group, Inc.	200	18,188
	Dime Community Bancshares	29,100	477,822
	Discover Financial Services	287,052	4,722,005
* #	Dollar Financial Corp.	13,659	249,687
	Donegal Group, Inc. Class A	17,337	311,719
	Donegal Group, Inc. Class B	2,541	48,254
* #	E*TRADE Financial Corp.	434,321	1,389,827
#	East West Bancorp, Inc.	37,290	465,006
	Eastern Insurance Holdings, Inc.	1,570	23,927
	Eastern Virginia Bankshares, Inc.	1,674	26,784
#	Eaton Vance Corp.	11,944	426,520
	ECB Bancorp, Inc.	1,850	44,400
* #	eHealth, Inc.	6,234	92,513
#	EMC Insurance Group, Inc.	1,700	41,310
	Employers Holdings, Inc.	25,539	443,868
*	Encore Capital Group, Inc.	19,000	241,300
	Enterprise Bancorp, Inc.	653	7,754
#	Enterprise Financial Services Corp.	10,653	199,850
	Erie Indemnity Co.	35,480	1,640,950
	ESB Financial Corp.	8,379	89,488
	ESSA Bancorp, Inc.	3,276	43,833
	Evans Bancorp, Inc.	1,529	25,458
*	Exlservice Holdings, Inc.	20,044	218,480
*	EZCORP, Inc. Class A	32,700	509,793
#	F.N.B. Corp.	69,777	815,693
#	Farmers Capital Bank Corp.	3,998	119,420
	FBL Financial Group, Inc. Class A	22,561	517,775
* #	FCStone Group, Inc.	10,000	209,100

21

	Federal Agriculture Mortgage Corp. Class A	300	6,075
#	Federal Agriculture Mortgage Corp. Class C	5,372	157,400
#	Federal National Mortgage Association	12,200	83,448
* #	Federal Trust Corp.	3,634	3,089
	Federated Investors, Inc.	21,600	722,304
	Fidelity Bancorp, Inc.	1,357	15,605
	Fidelity National Financial, Inc.	149,533	2,097,948
	Fidelity Southern Corp.	4,386	17,325
#	Fifth Third Bancorp	107,334	1,693,731
#	Financial Federal Corp.	22,400	559,328
#	Financial Institutions, Inc.	8,648	151,945
* #	First Acceptance Corp.	30,188	99,017
*	First Advantage Bancorp	269	3,013
	First American Corp.	83,624	2,113,178
	First Bancorp	12,807	192,105
#	First Bancorp of Indiana, Inc.	700	7,014
#	First Bancorp, Inc.	5,741	104,314
	First Bancshares, Inc.	569	9,548
#	First Busey Corp.	27,208	385,265
	First Business Financial Services, Inc.	486	8,063
*	First California Financial Group, Inc.	1,230	10,529
*	First Cash Financial Services, Inc.	19,500	361,335
	First Citizens BancShares, Inc.	5,912	877,459
#	First Commonwealth Financial Corp.	62,415	713,403
#	First Community Bancshares, Inc.	9,571	305,602
	First Defiance Financial Corp.	5,206	85,326
#	First Federal Bancshares of Arkansas, Inc.	3,701	28,461
	First Federal Bankshares, Inc.	1,342	8,052
	First Federal of Northern Michigan Bancorp, Inc.	1,458	7,144
#	First Financial Bancorp	31,849	414,674
#	First Financial Bankshares, Inc.	16,678	818,389
	First Financial Corp.	11,476	476,024
	First Financial Holdings, Inc.	9,912	216,478
	First Financial Service Corp.	1,556	31,322
	First Franklin Corp.	461	3,688
#	First Horizon National Corp.	31,305	351,555
*	First Keystone Financial, Inc.	1,015	9,744
	First M&F Corp.	5,834	62,249
#	First Marblehead Corp.	52,950	218,154
* #	First Mariner Bancorp, Inc.	2,110	5,191
	First Merchants Corp.	8,472	163,425
*	First Mercury Financial Corp.	8,693	128,048
#	First Midwest Bancorp, Inc.	40,485	906,054
* #	First National Bancshares, Inc.	1	6
	First Niagara Financial Group, Inc.	95,738	1,432,240
	First PacTrust Bancorp, Inc.	2,119	26,699
	First Place Financial Corp.	7,039	71,516
* #	First Regional Bancorp	10,804	55,316
	First Security Group, Inc.	7,788	61,447
#	First South Bancorp, Inc.	5,263	92,997
	First State Bancorporation	15,466	88,311
#	First State Financial Corp.	2,281	13,275
	First United Corp.	4,427	88,894
	First West Virginia Bancorp, Inc.	671	9,897
	Firstbank Corp.	2,859	25,936

22

*	FirstCity Financial Corp.	5,438	33,933
	FirstMerit Corp.	67,000	1,356,080
#	Flagstar Bancorp, Inc.	28,300	125,369
#	Flushing Financial Corp.	18,623	323,854
	FNB United Corp.	5,965	44,857
#	Forest City Enterprises, Inc. Class A	27,200	782,272
#	Forest City Enterprises, Inc. Class B	6,800	195,364
*	Forestar Real Estate Group, Inc.	10,500	211,680
* #	Fox Chase Bancorp, Inc.	4,575	55,586
*	FPIC Insurance Group, Inc.	772	39,882
* #	Franklin Bank Corp.	6,700	3,826
* #	Franklin Credit Management Corp.	1,436	574
	Franklin Resources, Inc.	14,300	1,494,350
#	Frontier Financial Corp.	36,436	406,261
#	Fulton Financial Corp.	148,152	1,579,300
* #	FX Real Estate & Entertainment, Inc.	6,032	7,661
*	GAINSCO, Inc.	3,200	9,600
	Gallagher (Arthur J.) & Co.	57,652	1,526,625
#	GAMCO Investors, Inc.	4,854	230,080
#	Gateway Financial Holdings, Inc.	10,463	72,090
	Genworth Financial, Inc.	243,400	3,906,570
	German American Bancorp, Inc.	9,036	117,378
	GFI Group, Inc.	26,968	312,829
#	Glacier Bancorp, Inc.	44,654	952,023
*	Golfsmith International Holdings, Inc.	1,341	4,466
	Gouverneur Bancorp, Inc.	600	4,614
#	Great Southern Bancorp, Inc.	10,169	105,453
*	Greater Atlantic Financial Corp.	840	1,932
#	Greene Bancshares, Inc.	9,663	149,293
#	Greenhill & Co., Inc.	9,700	641,170
	Grubb & Ellis Co.	5,700	19,779
	GS Financial Corp.	500	7,750
* #	Guaranty Bancorp	41,540	233,870
	Guaranty Federal Bancshares, Inc.	1,840	26,275
*	Guaranty Financial Group, Inc.	10,500	50,295
#	Habersham Bancorp	800	5,208
*	Hallmark Financial Services, Inc.	15,528	143,323
#	Hancock Holding Co.	26,300	1,290,015
#	Hanmi Financial Corp.	23,972	122,497
	Hanover Insurance Group, Inc.	42,652	2,014,454
	Harleysville Group, Inc.	23,610	856,335
#	Harleysville National Corp.	27,391	402,648
	Harleysville Savings Financial Corp.	1,770	24,320
#	Harrington West Financial Group, Inc.	3,605	12,798
	Hartford Financial Services Group, Inc.	86,572	5,460,962
	Hawthorn Bancshares, Inc.	1,847	43,977
	HCC Insurance Holdings, Inc.	102,285	2,575,536
#	Heartland Financial USA, Inc.	12,603	271,343
	Hercules Technology Growth Capital, Inc.	12	125
	Heritage Commerce Corp.	11,899	143,026
	Heritage Financial Corp.	4,410	62,269
	Heritage Financial Group	6,861	72,658
	HF Financial Corp.	2,281	35,036
*	HFF, Inc.	5,000	24,900
	Hilb Rogal Hamilton Co.	26,884	1,224,566

23

*	Hilltop Holdings, Inc.	2,900	30,189
	Hingham Institution for Savings	899	26,520
	HMN Financial, Inc.	2,615	37,238
	Home Bancshares, Inc.	16,340	392,660
	Home Federal Bancorp, Inc.	6,994	76,934
	HopFed Bancorp, Inc.	968	11,703
	Horace Mann Educators Corp.	31,272	465,953
	Horizon Bancorp	885	19,656
#	Horizon Financial Corp.	7,850	63,977
*	HouseValues, Inc.	3,514	9,909
	Hudson City Bancorp, Inc.	180,220	3,323,257
#	Huntington Bancshares, Inc.	91,485	669,670
	IBERIABANK Corp.	11,194	607,051
#	Imperial Capital Bancorp, Inc.	500	4,470
#	Independence Holding Co.	10,714	140,782
	Independent Bank Corp. (MA)	12,480	345,197
	Independent Bank Corp. (MI)	6,630	49,128
	Indiana Community Bancorp	2,355	35,443
	Infinity Property & Casualty Corp.	8,000	372,000
	Integra Bank Corp.	15,735	100,861
*	IntercontinentalExchange, Inc.	5,300	466,559
	International Bancshares Corp.	60,559	1,564,845
	Intervest Bancshares Corp.	4,600	36,616
*	Investment Technology Group, Inc.	29,200	934,400
*	Investors Bancorp, Inc.	88,753	1,298,456
	Investors Capital Holdings, Ltd.	2,039	9,777
	Investors Title Co.	1,604	70,496
#	Irwin Financial Corp.	15,300	59,823
	Janus Capital Group, Inc.	76,903	2,074,074
#	Jefferies Group, Inc.	61,575	1,182,856
	Jefferson Bancshares, Inc.	2,704	25,012
*	Jesup & Lamont, Inc.	1,801	1,945
#	Jones Lang LaSalle, Inc.	9,700	483,060
	JPMorgan Chase & Co.	890,773	34,285,853
* #	KBW, Inc.	14,550	429,807
	Kearny Financial Corp.	38,021	528,112
	Kentucky First Federal Bancorp	1,021	9,699
	KeyCorp	164,561	1,976,378
#	K-Fed Bancorp	8,703	88,248
*	Knight Capital Group, Inc.	84,318	1,453,642
*	LaBranche & Co., Inc.	2,300	14,789
	Lakeland Bancorp, Inc.	20,318	239,752
	Lakeland Financial Corp.	9,397	191,417
#	LandAmerica Financial Group, Inc.	10,000	171,400
	Landmark Bancorp, Inc.	1,066	22,919
	Legacy Bancorp, Inc.	7,571	104,404
	Legg Mason, Inc.	71,000	3,161,630
	Lehman Brothers Holdings, Inc.	133,226	2,143,606
	Leucadia National Corp.	77,023	3,565,395
	Lincoln Bancorp	3,570	35,414
	Lincoln National Corp.	131,946	6,697,579
#	LNB Bancorp, Inc.	4,622	39,703
	Loews Corp.	134,316	5,833,344
* #	Loopnet, Inc.	11,000	117,260
	LSB Corp.	2,748	40,533

24

	LSB Financial Corp.	646	11,951
#	M&T Bank Corp.	66,025	4,710,223
#	Macatawa Bank Corp.	11,835	95,745
	MainSource Financial Group, Inc.	16,314	295,447
* #	Markel Corp.	3,500	1,295,000
*	MarketAxess Holdings, Inc.	22,039	221,492
* #	Marlin Business Services, Inc.	7,500	57,300
	Marsh & McLennan Companies, Inc.	132,000	4,214,760
#	Marshall & Ilsley Corp.	149,697	2,305,334
#	MASSBANK Corp.	2,822	112,344
#	Mastercard, Inc.	4,200	1,018,710
	Mayflower Bancorp, Inc.	600	5,910
	MB Financial, Inc.	30,061	836,598
#	MBT Financial Corp.	11,675	53,121
#	MCG Capital Corp.	35,235	122,618
	Meadowbrook Insurance Group, Inc.	44,695	299,456
	Medallion Financial Corp.	14,600	151,548
#	Mercantile Bancorp, Inc.	5,221	88,626
#	Mercantile Bank Corp.	3,236	27,862
	Mercer Insurance Group, Inc.	4,928	81,805
	Merchants Bancshares, Inc.	4,924	113,252
	Mercury General Corp.	47,071	2,397,797
	Merrill Lynch & Co., Inc.	238,512	6,761,815
	Meta Financial Group, Inc.	1,360	25,296
#	MetLife, Inc.	202,592	10,980,486
	MetroCorp Bancshares, Inc.	6,786	86,589
	MicroFinancial, Inc.	7,999	34,556
	Mid Penn Bancorp, Inc.	1,076	26,954
	MidSouth Bancorp, Inc.	3,785	67,184
#	Midwest Banc Holdings, Inc.	24,407	135,947
	MidWestOne Financial Group, Inc.	1,045	14,640
	Monroe Bancorp	3,054	35,762
#	Moody’s Corp.	10,100	410,666
	Morgan Stanley	266,304	10,873,192
*	Move, Inc.	55,832	150,746
	MutualFirst Financial, Inc.	2,323	24,554
	Nara Bancorp, Inc.	22,858	250,295
*	NASDAQ Stock Market, Inc.	84,820	2,772,766
#	National City Corp.	162,261	817,795
#	National Financial Partners Corp.	20,672	416,954
#	National Interstate Corp.	12,752	247,771
#	National Penn Bancshares, Inc.	57,849	826,084
	National Security Group, Inc.	977	13,346
	National Western Life Insurance Co. Class A	2,238	535,867
	Nationwide Financial Services, Inc.	25,380	1,305,547
	Naugatuck Valley Financial Corp.	117	1,110
*	Navigators Group, Inc.	15,364	805,074
	NBT Bancorp, Inc.	26,840	673,416
	Nelnet, Inc. Class A	23,000	361,560
*	New Century Bancorp, Inc.	300	2,781
	New England Bancshares, Inc.	4,115	42,611
	New Hampshire Thrift Bancshares, Inc.	2,251	21,835
	New Westfield Financial, Inc.	22,260	227,497
	New York Community Bancorp, Inc.	205,820	3,393,972
	NewAlliance Bancshares, Inc.	94,970	1,302,039

25

	NewBridge Bancorp	7,578	45,392
*	Newport Bancorp, Inc.	2,300	27,773
*	Newtek Business Services, Inc.	17,259	11,736
* #	NexCen Brands, Inc.	29,500	10,924
*	Nexity Financial Corp.	400	836
	North Central Bancshares, Inc.	200	3,900
	North Valley Bancorp	2,786	19,084
	Northeast Bancorp	1,024	11,418
	Northeast Community Bancorp, Inc.	10,093	101,939
	Northern Trust Corp.	52,469	4,217,983
	Northrim Bancorp, Inc.	4,806	79,635
	Northway Financial, Inc.	2,154	28,217
	Northwest Bancorp, Inc.	38,036	1,055,119
	Norwood Financial Corp.	1,002	30,812
#	NYMAGIC, Inc.	5,479	118,785
	NYSE Euronext	47,800	1,940,202
	Ocean Shore Holding Co.	6,110	61,283
	OceanFirst Financial Corp.	9,215	166,331
	Odyssey Re Holdings Corp.	62,425	2,357,168
	Ohio Valley Banc Corp.	1,600	36,000
#	Old National Bancorp	56,544	985,562
	Old Republic International Corp.	209,563	2,290,524
#	Old Second Bancorp, Inc.	10,339	175,039
	optionsXpress Holding, Inc.	19,135	441,444
* #	Oritani Financial Corp.	11,544	194,632
#	PAB Bankshares, Inc.	3,764	28,079
#	Pacific Capital Bancorp	38,850	571,484
#	Pacific Continental Corp.	7,251	89,260
	Pacific Mercantile Bancorp	6,657	45,268
*	Pacific Premier Bancorp, Inc.	2,285	12,042
*	Pacific State Bancorp	1,732	11,994
#	PacWest Bancorp	20,368	461,946
	Pamrapo Bancorp, Inc.	2,565	35,294
	Park Bancorp, Inc.	700	8,365
#	Park National Corp.	12,009	736,152
	Parkvale Financial Corp.	3,750	82,763
#	Peapack-Gladstone Financial Corp.	4,103	120,341
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	16,274	36,454
	Penns Woods Bancorp, Inc.	1,793	52,983
* #	Pennsylvania Commerce Bancorp, Inc.	4,424	123,695
	Peoples Bancorp of North Carolina	4,359	48,603
	Peoples Bancorp, Inc. (709789101)	9,064	186,175
	Peoples Bancorp, Inc. (709788202)	1,479	19,042
	Peoples Community Bancorp	1,902	3,538
	People’s United Financial, Inc.	71,561	1,282,373
*	Philadelphia Consolidated Holding Corp.	56,856	3,396,009
*	Pico Holdings, Inc.	14,672	698,974
	Pinnacle Bancshares, Inc.	444	3,889
* #	Pinnacle Financial Partners, Inc.	16,814	425,730
*	Piper Jaffray Companies, Inc.	1,000	38,010
*	PMA Capital Corp. Class A	20,257	192,239
	PNC Financial Services Group, Inc.	23,333	1,678,809
	Porter Bancorp, Inc.	1,202	22,369
* #	Portfolio Recovery Associates, Inc.	12,560	534,302

26

#	Preferred Bank	6,172	60,300
	Premier Financial Bancorp, Inc.	2,508	23,826
	Presidential Life Corp.	1,300	23,400
	Princeton National Bancorp, Inc.	1,700	46,325
	Principal Financial Group, Inc.	71,548	3,276,183
#	PrivateBancorp, Inc.	18,761	574,837
*	ProAssurance Corp.	28,467	1,534,371
	Progressive Corp.	204,264	3,772,756
#	Prosperity Bancshares, Inc.	35,414	1,132,186
	Protective Life Corp.	61,774	2,241,778
	Providence Community Bancshares, Inc.	729	9,630
#	Provident Bankshares Corp.	20,700	160,218
#	Provident Financial Holdings, Inc.	2,687	17,036
	Provident Financial Services, Inc.	47,944	731,146
#	Provident New York Bancorp	36,048	498,904
	Prudential Bancorp, Inc. of Pennsylvania	5,128	53,536
	Prudential Financial, Inc.	124,486	9,175,863
	PSB Holdings, Inc.	3,341	27,730
#	Pulaski Financial Corp.	6,926	67,182
	QC Holdings, Inc.	15,290	96,786
#	Radian Group, Inc.	14,372	55,045
	Rainier Pacific Financial Group, Inc.	4,450	32,663
#	Raymond James Financial, Inc.	102,596	3,163,035
#	Regions Financial Corp.	106,217	984,632
#	Reinsurance Group of America, Inc.	51,434	2,477,061
	Renasant Corp.	16,769	317,102
	Republic Bancorp, Inc. Class A	6,912	204,803
*	Republic First Bancorp, Inc.	3,334	29,973
	Resource America, Inc.	8,755	108,124
*	Rewards Network, Inc.	22,680	114,534
	Riverview Bancorp, Inc.	8,785	57,190
	RLI Corp.	18,244	1,020,022
#	Rockville Financial, Inc.	4,602	66,591
#	Roma Financial Corp.	6,597	100,208
	Rome Bancorp, Inc.	5,280	57,024
	Royal Bancshares of Pennsylvania, Inc. Class A	4,833	23,053
	Rurban Financial Corp.	2,715	27,096
#	S&T Bancorp, Inc.	20,431	685,664
#	S.Y. Bancorp, Inc.	11,779	332,639
	SAFECO Corp.	50,806	3,434,486
	Safety Insurance Group, Inc.	14,111	606,773
	Salisbury Bancorp, Inc.	1,076	31,742
#	Sanders Morris Harris Group, Inc.	17,365	182,333
#	Sandy Spring Bancorp, Inc.	14,381	257,420
#	SCBT Financial Corp.	8,708	294,592
	Schwab (Charles) Corp.	63,401	1,520,990
*	Seabright Insurance Holdings	18,244	221,482
#	Seacoast Banking Corp. of Florida	13,364	117,336
#	Security Bank Corp.	8,940	33,883
*	Security National Financial Corp. Class A	2,326	5,815
	SEI Investments Co.	19,988	472,117
	Selective Insurance Group, Inc.	50,334	1,215,063
#	Shore Bancshares, Inc.	3,876	88,799
	SI Financial Group, Inc.	1,398	13,421
	Siebert Financial Corp.	8,302	26,027

27

#	Sierra Bancorp	7,656	120,965
* #	Signature Bank	7,577	224,052
#	Simmons First National Corp. Class A	10,978	311,995
*	SLM Corp.	6,700	110,617
#	Smithtown Bancorp, Inc.	7,101	134,990
	Somerset Hills Bancorp	2,552	23,096
#	South Financial Group, Inc.	55,108	374,734
#	South Street Financial Corp.	897	5,046
*	Southcoast Financial Corp.	3,770	43,449
	Southern Community Financial Corp.	10,888	53,025
*	Southern Connecticut Bancorp, Inc.	1,300	8,905
*	Southern First Bancshares, Inc.	1,788	20,151
	Southern Missouri Bancorp, Inc.	499	7,395
#	Southside Bancshares, Inc.	10,375	225,656
	Southwest Bancorp, Inc.	13,044	219,661
	Southwest Georgia Financial Corp.	1,793	30,571
	Sovereign Bancorp, Inc.	372,395	3,597,336
	StanCorp Financial Group, Inc.	42,142	2,065,379
	State Auto Financial Corp.	33,733	1,041,338
#	State Bancorp, Inc.	10,399	154,425
	State Street Corp.	69,070	4,673,967
#	StellarOne Corp.	11,910	199,969
	Sterling Bancorp	15,735	245,309
	Sterling Bancshares, Inc.	56,392	554,897
#	Sterling Financial Corp.	25,645	261,323
	Stewart Information Services Corp.	13,684	256,028
*	Stifel Financial Corp.	17,442	712,855
* #	Stratus Properties, Inc.	5,733	166,429
	Student Loan Corp.	11,197	1,320,238
#	Suffolk Bancorp	6,854	243,523
*	Sun American Bancorp	2,523	5,096
*	Sun Bancorp, Inc.	17,956	211,881
	SunTrust Banks, Inc.	101,116	4,235,749
* #	Superior Bancorp	5,475	36,792
#	Susquehanna Bancshares, Inc.	65,557	1,047,601
* #	Susser Holdings Corp.	4,500	84,195
	Sussex Bancorp	1,814	13,968
* #	SVB Financial Group	26,700	1,496,535
	SWS Group, Inc.	21,106	425,919
	Synovus Financial Corp.	280,988	2,585,090
	T. Rowe Price Group, Inc.	18,300	1,086,288
	Taylor Capital Group, Inc.	6,912	74,857
#	TCF Financial Corp.	69,939	1,101,539
*	TD Ameritrade Holding Corp.	32,100	655,803
#	Team Financial, Inc.	892	3,532
	Teche Holding Co.	690	22,943
* #	Tejon Ranch Co.	10,300	352,363
#	Temecula Valley Bancorp, Inc.	3,917	20,212
*	Texas Capital Bancshares, Inc.	22,462	350,632
	TF Financial Corp.	1,847	39,821
*	The Bancorp, Inc.	6,360	29,256
#	The Colonial BancGroup, Inc.	97,319	615,056
#	The Goldman Sachs Group, Inc.	119,024	19,516,365
*	The Intergroup Corp.	677	11,309
	The Phoenix Companies, Inc.	1,900	22,629

28

	The Savannah Bancorp, Inc.	2,723	39,620
#	The St. Joe Corp.	5,400	201,258
	The Travelers Companies, Inc.	177,178	7,824,180
#	The Wilber Corp.	4,450	37,380
	Thomas Properties Group, Inc.	8,466	81,528
* #	Thomas Weisel Partners Group, Inc.	19,600	119,952
#	TIB Financial Corp.	4,668	32,676
*	Tidelands Bancshares, Inc.	551	4,177
#	TierOne Corp.	6,744	38,104
#	Timberland Bancorp, Inc.	5,508	43,183
	Tompkins Financial Corp.	8,202	371,387
	Torchmark Corp.	26,810	1,601,629
	Tower Financial Corp.	1,125	10,935
	Tower Group, Inc.	16,340	342,323
#	TowneBank	6,000	117,180
*	Tradestation Group, Inc.	32,928	330,597
	Transatlantic Holdings, Inc.	39,682	2,384,888
*	Tree.com, Inc.	4,626	35,158
* #	Triad Guaranty, Inc.	4,076	6,236
	Trico Bancshares	12,258	201,522
#	TrustCo Bank Corp. (NY)	53,374	521,998
#	Trustmark Corp.	48,180	924,574
	U.S. Bancorp	120,595	3,842,157
#	UCBH Holdings, Inc.	77,162	451,398
	UMB Financial Corp.	30,200	1,571,306
#	Umpqua Holdings Corp.	26,949	376,208
*	Unico American Corp.	100	835
#	Union Bankshares Corp.	11,716	266,070
	Union Bankshares, Inc.	1,735	34,648
	UnionBanCal Corp.	74,438	5,484,592
	United Bancshares, Inc.	1,986	22,601
#	United Bankshares, Inc.	31,200	803,400
*	United Capital Corp.	5,515	136,662
#	United Community Banks, Inc.	19,722	231,931
	United Community Financial Corp.	10,276	37,096
	United Financial Bancorp, Inc.	12,962	165,784
	United Fire & Casualty Co.	21,648	643,812
*	United PanAm Financial Corp.	11,444	42,457
#	United Security Bancshares (CA)	4,818	69,716
	United Western Bancorp, Inc.	6,086	66,155
	Unitrin, Inc.	52,220	1,333,177
	Unity Bancorp, Inc.	2,074	11,884
*	Universal American Corp.	35,248	464,216
	Universal Insurance Holdings, Inc.	2,600	9,698
#	Univest Corporation of Pennsylvania	11,185	323,135
	Unum Group	207,424	5,270,644
#	Valley National Bancorp	90,829	1,817,488
	ViewPoint Financial Group	5,134	84,146
#	Vineyard National Bancorp Co.	7,893	5,288
*	Virginia Commerce Bancorp, Inc.	13,158	69,474
	VIST Financial Corp.	4,057	54,770
	W. R. Berkley Corp.	100,867	2,376,427
* #	Waccamaw Bankshares, Inc.	432	2,808
#	Wachovia Corp.	225,901	3,589,567
	Waddell & Reed Financial, Inc.	18,572	598,018

29

	Wainwright Bank & Trust Co.	5,434	48,417
	Washington Banking Co.	3,867	35,576
#	Washington Federal, Inc.	71,209	1,226,931
	Washington Trust Bancorp, Inc.	10,014	246,044
* #	Waterstone Financial, Inc.	11,131	109,418
	Wayne Savings Bancshares, Inc.	1,615	15,617
	Webster Financial Corp.	41,671	888,426
	Wells Fargo & Co.	852,801	25,814,286
	Wesbanco, Inc.	21,208	525,534
	Wesco Financial Corp.	3,192	1,184,232
#	West Bancorporation	9,009	109,279
	West Coast Bancorp	10,100	110,898
#	Westamerica Bancorporation	20,400	1,044,480
* #	Western Alliance Bancorp	12,100	157,300
	Westwood Holdings Group, Inc.	1,940	93,314
	White Mountains Insurance Group, Ltd.	5,200	2,459,080
#	Whitney Holding Corp.	55,196	1,194,993
	Willow Financial Bancorp, Inc.	12,267	121,689
#	Wilmington Trust Corp.	54,572	1,280,805
#	Wilshire Bancorp, Inc.	11,297	153,300
*	Wilshire Enterprises, Inc.	400	1,472
#	Wintrust Financial Corp.	19,900	462,675
* #	World Acceptance Corp.	12,072	471,049
	WSB Holdings, Inc.	4,123	20,203
	WVS Financial Corp.	1,462	23,319
#	Yadkin Valley Financial Corp.	8,473	138,534
	Zenith National Insurance Corp.	29,750	1,136,153
#	Zions Bancorporation	79,522	2,134,370
* #	ZipRealty, Inc.	7,401	33,527
Total Financials			584,931,733

Health Care — (8.8%)
* #	Abaxis, Inc.	12,273	244,110
	Abbott Laboratories	85,142	4,889,705
* #	Abiomed, Inc.	18,864	339,929
*	Abraxis Bioscience, Inc.	9,100	668,850
* #	Acadia Pharmaceuticals, Inc.	26,732	68,167
* #	Accelr8 Technology Corp.	2,183	8,481
*	Accelrys, Inc.	20,945	107,448
* #	Accentia Biopharmaceuticals, Inc.	4,500	3,555
* #	Achillion Pharmaceuticals, Inc.	7,900	20,698
* #	Acusphere, Inc.	9,713	4,186
*	Adolor Corp.	40,354	131,554
* #	Advanced Life Sciences Holdings, Inc.	9,781	10,955
* #	Advanced Medical Optics, Inc.	37,800	817,614
* #	ADVENTRX Pharmaceuticals, Inc.	19,542	5,474
	Aetna, Inc.	137,244	5,920,706
* #	Affymetrix, Inc.	53,120	455,770
*	Air Methods Corp.	8,409	242,768
* #	Akorn, Inc.	20,283	98,373
*	Albany Molecular Research, Inc.	14,100	245,763
*	Alexion Pharmaceuticals, Inc.	18,088	815,407
* #	Alexza Pharmaceuticals, Inc.	600	3,186
* #	Align Technology, Inc.	14,600	190,384
*	Alkermes, Inc.	45,647	610,300

30

#	Allergan, Inc.	21,600	1,206,792
*	Alliance Imaging, Inc.	38,300	444,663
*	Allied Healthcare International, Inc.	33,944	77,053
*	Allied Healthcare Products, Inc.	4,008	25,351
*	Allion Healthcare, Inc.	13,364	92,345
* #	Allos Therapeutics, Inc.	18,619	173,715
* #	Allscripts Healthcare Solutions, Inc.	25,900	371,406
*	Almost Family, Inc.	4,332	195,850
* #	Alnylam Pharmaceuticals, Inc.	17,203	510,069
#	Alpharma, Inc. Class A	34,843	1,243,895
* #	Amag Pharmaceuticals, Inc.	13,093	506,568
* #	Amedisys, Inc.	25,283	1,345,561
*	America Services Group, Inc.	6,300	68,292
*	American Dental Partners, Inc.	9,062	113,275
* #	American Medical Systems Holdings, Inc.	58,860	1,047,708
*	American Shared Hospital Services	2,089	5,849
* #	AMERIGROUP Corp.	42,900	1,110,252
	AmerisourceBergen Corp.	63,371	2,598,845
*	Amgen, Inc.	86,900	5,461,665
*	AMICAS, Inc.	32,099	94,050
*	AMN Healthcare Services, Inc.	28,769	546,611
*	Amsurg Corp.	24,100	653,351
* #	Amylin Pharmaceuticals, Inc.	12,487	274,464
*	Anadys Pharmaceuticals, Inc.	40	106
	Analogic Corp.	8,900	602,530
*	Anesiva, Inc.	17,910	39,223
*	AngioDynamics, Inc.	19,251	316,294
*	Anika Therapeutics, Inc.	8,464	72,198
* #	Antigenics, Inc.	36,724	63,900
*	AP Pharma, Inc.	250	368
* #	APP Pharmaceuticals, Inc.	78,618	1,860,888
	Applied Biosystems, Inc.	19,400	707,906
*	Apria Healthcare Group, Inc.	34,100	674,498
* #	Arcadia Resources, Inc.	31,961	8,629
* #	Arena Pharmaceuticals, Inc.	36,300	220,341
* #	Ariad Pharmaceuticals, Inc.	16,500	51,315
* #	Arqule, Inc.	29,200	102,784
*	Array BioPharma, Inc.	37,816	308,957
*	Arrhythmia Research Technology, Inc.	1,790	9,227
* #	Arthrocare Corp.	16,894	433,162
* #	Aspect Medical Systems, Inc.	10,900	57,007
*	Assisted Living Concepts, Inc.	14,243	100,840
*	AtriCure, Inc.	500	5,125
	Atrion Corp.	1,091	125,770
*	ATS Medical, Inc.	9,800	29,008
* #	Auxilium Pharmaceuticals, Inc.	7,133	280,398
*	Avalon Pharmaceuticals, Inc.	7,847	4,317
* #	AVANIR Pharmaceuticals Class A	16,975	14,955
* #	AVANT Immunotherapeutics, Inc.	1,289	17,827
* #	AVI BioPharma, Inc.	10,948	12,262
*	Avigen, Inc.	16,279	66,418
#	Bard (C.R.), Inc.	7,500	700,875
*	Barr Laboratories, Inc.	40,421	2,730,034
	Baxter International, Inc.	34,900	2,364,824
	Beckman Coulter, Inc.	28,097	2,074,121

31

	Becton Dickinson & Co.	14,100	1,232,058
*	Bioanalytical Systems, Inc.	2,068	10,050
* #	BioCryst Pharmaceuticals, Inc.	28,026	94,448
*	Biogen Idec, Inc.	62,200	3,167,846
*	Bio-Imaging Technologies, Inc.	13,374	105,788
* #	BioLase Technology, Inc.	5,000	12,800
*	BioMarin Pharmaceutical, Inc.	27,900	840,906
*	BioMimetic Therapeutics, Inc.	13,140	151,373
*	Bio-Rad Laboratories, Inc. Class A	15,900	1,710,840
*	Bio-Rad Laboratories, Inc. Class B	1,244	133,730
*	Bio-Reference Laboratories, Inc.	9,100	257,803
*	BioSante Pharmaceuticals, Inc.	7,594	39,261
*	BioScrip, Inc.	32,112	129,090
*	BioSphere Medical, Inc.	3,248	13,609
*	Boston Scientific Corp.	170,300	2,138,968
* #	Bovie Medical Corp.	8,100	59,130
	Bristol-Myers Squibb Co.	114,800	2,449,832
#	Brookdale Senior Living, Inc.	44,014	970,509
*	Bruker BioSciences Corp.	55,058	850,096
* #	BSD Medical Corp.	7,639	60,730
* #	Caliper Life Sciences, Inc.	37,547	112,266
	Cambrex Corp.	18,515	120,162
*	Candela Corp.	10,600	32,436
*	Cantel Medical Corp.	14,667	140,657
*	Capital Senior Living Corp.	19,302	151,907
*	Caraco Pharmaceutical Laboratories, Ltd.	8,172	131,569
*	Cardiac Science Corp.	18,007	184,572
	Cardinal Health, Inc.	32,172	1,768,817
*	Catalyst Pharmaceutical Partners, Inc.	1,750	7,193
* #	Celera Corp.	63,394	887,516
*	Celgene Corp.	30,807	2,134,925
* #	Cell Genesys, Inc.	23,200	22,736
* #	Cell Therapeutics, Inc.	225	52
*	Celsion Corp.	3,725	14,788
*	Centene Corp.	33,383	753,788
* #	Cephalon, Inc.	20,535	1,573,392
* #	Cepheid, Inc.	28,300	526,380
*	Cerner Corp.	30,900	1,422,945
*	Cerus Corp.	24,244	108,128
*	Chad Therapeutics, Inc.	880	180
*	Charles River Laboratories International, Inc.	39,734	2,606,948
	Chemed Corp.	15,100	660,474
	Cigna Corp.	24,100	1,009,308
* #	Clinical Data, Inc.	14,602	241,371
* #	Columbia Laboratories, Inc.	9,859	35,985
* #	Combinatorx, Inc.	26,570	83,961
* #	Community Health Systems, Inc.	78,079	2,694,506
	Computer Programs & Systems, Inc.	2,800	75,964
* #	Conceptus, Inc.	9,700	163,930
*	Conmed Corp.	26,722	854,035
*	Continucare Corp.	17,100	43,434
#	Cooper Companies, Inc.	40,500	1,491,615
*	Corvel Corp.	9,911	288,509
* #	Covance, Inc.	15,700	1,481,138
*	Coventry Health Care, Inc.	57,544	2,015,191

32

* #	CPEX Pharmaceuticals, Inc.	1,424	23,510
* #	Critical Therapeutics, Inc.	22,729	5,910
*	Cross Country Healthcare, Inc.	18,472	289,456
*	CryoLife, Inc.	20,900	329,802
*	Cubist Pharmaceuticals, Inc.	16,100	354,683
*	Curis, Inc.	4,000	6,960
*	Cutera, Inc.	7,100	79,307
* #	CV Therapeutics, Inc.	36,900	423,981
* #	Cyberonics, Inc.	16,300	349,635
* #	Cyclacel Pharmaceuticals, Inc.	15,929	26,761
*	Cynosure, Inc. Class A	6,174	152,992
* #	Cypress Bioscience, Inc.	31,800	218,148
*	Cytomedix, Inc.	855	658
* #	Cytori Therapeutics, Inc.	10,314	65,906
	Datascope Corp.	13,117	655,850
*	DaVita, Inc.	40,372	2,316,949
	Daxor Corp.	2,727	50,177
* #	Dendreon Corp.	39,910	234,671
#	Dentsply International, Inc.	8,400	329,196
* #	DepoMed, Inc.	8,244	36,026
* #	Dexcom, Inc.	6,400	44,032
*	Dialysis Corporation of America	1,759	13,843
*	Digirad Corp.	4,900	7,742
* #	Dionex Corp.	5,102	332,599
* #	Discovery Laboratories, Inc.	33,272	66,544
* #	Durect Corp.	14,677	77,788
*	DUSA Pharmaceuticals, Inc.	3,939	6,539
* #	Dyax Corp.	32,540	156,192
* #	Dynavax Technologies Corp.	26,773	43,908
* #	Eclipsys Corp.	20,350	454,009
* #	Edwards Lifesciences Corp.	33,575	1,987,976
	Eli Lilly & Co.	65,800	3,069,570
*	Elite Pharmaceuticals, Inc.	4,415	1,015
*	Emergent Biosolutions, Inc.	19,855	275,190
* #	Emeritus Corp.	20,569	457,043
*	Emisphere Technologies, Inc.	15,800	57,670
*	Encision, Inc.	900	1,530
* #	Endo Pharmaceuticals Holdings, Inc.	48,800	1,108,736
*	Endologix, Inc.	36,686	99,786
* #	Entremed, Inc.	4,300	2,021
* #	Enzo Biochem, Inc.	7,800	101,010
* #	Enzon Pharmaceuticals, Inc.	39,116	354,000
* #	EPIX Pharmaceuticals, Inc.	13,133	23,245
*	eResearch Technology, Inc.	28,600	385,814
*	etrials Worldwide, Inc.	5,248	7,872
* #	ev3, Inc.	36,258	442,710
*	Evotec AG Sponsored ADR	8,257	33,441
* #	Exact Sciences Corp.	15,692	16,790
*	Exactech, Inc.	9,442	244,265
* #	Exelixis, Inc.	24,400	138,836
*	Express Scripts, Inc.	23,000	1,688,430
* #	Farville, Inc.	6,241	331
* #	Five Star Quality Care, Inc.	19,400	77,988
*	Forest Laboratories, Inc.	80,710	2,880,540
*	Genentech, Inc.	57,954	5,722,958

33

* #	Genitope Corp.	23,862	1,193
*	Gen-Probe, Inc.	10,800	645,300
*	Gentiva Health Services, Inc.	24,400	679,052
*	GenVec, Inc.	18,700	25,619
*	Genzyme Corp.	20,116	1,575,083
* #	Geron Corp.	67,601	310,289
*	Gilead Sciences, Inc.	43,774	2,306,014
*	Greatbatch, Inc.	17,172	419,340
* #	GTx, Inc.	9,940	176,037
*	Haemonetics Corp.	20,800	1,304,576
* #	Halozyme Therapeutics, Inc.	15,334	119,605
* #	Hana Biosciences, Inc.	7,200	3,816
*	Hanger Orthopedic Group, Inc.	14,100	238,713
*	Harvard Bioscience, Inc.	21,957	100,563
*	Health Grades, Inc.	13,285	44,239
*	Health Management Associates, Inc.	114,600	665,826
*	Health Net, Inc.	41,080	1,135,862
*	HealthExtras, Inc.	25,783	840,526
* #	HEALTHSOUTH Corp.	23,000	413,770
*	Healthspring, Inc.	33,500	665,310
*	HealthStream, Inc.	11,452	32,867
*	HealthTronics, Inc.	20,221	85,333
*	Healthways, Inc.	16,500	314,325
*	Henry Schein, Inc.	33,572	1,963,291
#	Hill-Rom Holdings, Inc.	56,400	1,688,616
*	Hi-Tech Pharmacal Co., Inc.	9,522	89,221
*	Hlth Corp.	82,534	1,027,548
*	HMS Holdings Corp.	13,348	330,897
* #	Hollis-Eden Pharmaceuticals, Inc.	9,100	15,288
*	Hologic, Inc.	49,248	1,045,043
*	Home Diagnostics, Inc.	300	3,099
	Hooper Holmes, Inc.	36,502	55,848
*	Hospira, Inc.	6,472	261,210
* #	Human Genome Sciences, Inc.	28,400	210,444
*	Humana, Inc.	53,400	2,477,760
* #	Hythiam, Inc.	3,408	7,361
*	IBioPharma, Inc.	1,529	2,446
* #	ICU Medical, Inc.	10,310	313,115
*	Idenix Pharmaceuticals, Inc.	13,574	110,357
* #	Idera Pharmaceuticals, Inc.	5,657	82,705
*	IDEXX Laboratories, Inc.	10,374	584,056
* #	IDM Pharma, Inc.	17,917	64,860
*	I-Flow Corp.	19,144	187,803
* #	Illumina, Inc.	8,065	694,638
* #	ImClone Systems, Inc.	22,100	1,423,240
*	Immtech International, Inc.	5,700	3,819
*	Immucor, Inc.	15,200	489,592
* #	ImmunoGen, Inc.	26,279	141,381
*	Immunomedics, Inc.	25,300	54,648
*	Implant Sciences Corp.	1,959	1,998
#	IMS Health, Inc.	18,200	404,404
*	Incyte Corp.	44,900	459,327
* #	Indevus Pharmaceuticals, Inc.	40,571	89,256
*	Infinity Pharmaceuticals, Inc.	9,156	67,480
*	Inovio Biomedical Corp.	10,600	10,176

34

* #	Inspire Pharmaceuticals, Inc.	23,200	104,400
* #	Integra LifeSciences Holdings	16,000	775,840
*	IntegraMed America, Inc.	5,884	48,072
*	Interleukin Genetics, Inc.	6,530	6,530
* #	InterMune, Inc.	21,800	413,546
* #	Interpharm Holdings, Inc.	3,228	42
* #	Introgen Therapeutics, Inc.	26,100	24,273
*	Intuitive Surgical, Inc.	2,700	797,229
#	Invacare Corp.	27,200	691,696
*	Inventiv Health, Inc.	25,518	563,182
*	Inverness Medical Innovations, Inc.	34,513	1,225,902
* #	Invitrogen Corp.	68,090	2,891,101
*	Iridex Corp.	2,386	9,544
* #	IRIS International, Inc.	14,232	263,577
* #	Isis Pharmaceuticals, Inc.	17,100	302,328
* #	Isolagen, Inc.	14,813	19,849
*	Ista Pharmaceuticals, Inc.	17,137	30,847
*	IVAX Diagnostics, Inc.	925	555
* #	Javelin Pharmaceuticals, Inc.	13,200	36,828
	Johnson & Johnson	142,350	10,025,711
* #	Kendle International, Inc.	11,500	568,675
* #	Kensey Nash Corp.	9,100	327,691
*	Keryx Biopharmaceuticals, Inc.	16,500	8,745
	Kewaunee Scientific Corp.	1,006	14,054
* #	Kindred Healthcare, Inc.	25,500	788,715
* #	Kinetic Concepts, Inc.	11,100	390,276
*	King Pharmaceuticals, Inc.	223,163	2,552,985
* #	K-V Pharmaceutical Co. Class A	20,900	471,295
*	K-V Pharmaceutical Co. Class B	5,408	122,221
* #	La Jolla Pharmaceutical Co.	23,100	40,887
*	Laboratory Corp. of America Holdings	27,000	1,975,050
	Landauer, Inc.	1,600	104,416
*	Langer, Inc.	4,540	4,540
*	Lannet Co., Inc.	7,643	26,368
#	LCA-Vision, Inc.	5,100	28,764
*	Lexicon Pharmaceuticals, Inc.	80,851	150,383
*	LHC Group, Inc.	13,841	403,188
* #	LifePoint Hospitals, Inc.	36,655	1,236,740
*	Ligand Pharmaceuticals, Inc. Class B	4,629	15,646
*	Lincare Holdings, Inc.	52,719	1,739,727
* #	Luminex Corp.	20,498	522,494
*	Magellan Health Services, Inc.	31,182	1,358,288
*	Magyar Bancorp, Inc.	836	7,733
* #	Mannkind Corp.	6,000	19,500
* #	Martek Biosciences Corp.	32,234	1,076,938
*	Matrixx Initiatives, Inc.	6,087	107,862
*	Maxygen, Inc.	23,300	114,869
	McKesson Corp.	24,800	1,432,944
* #	MDRNA, Inc.	3,600	2,736
* #	Medarex, Inc.	80,943	597,359
*	MedCath Corp.	17,314	368,269
*	Medco Health Solutions, Inc.	93,688	4,389,283
*	Medical Action Industries, Inc.	11,405	150,204
*	Medical Staffing Network Holdings, Inc.	15,229	40,966
	Medicis Pharmaceutical Corp. Class A	43,300	896,743

35

* #	Medivation, Inc.	8,100	200,799
*	MEDTOX Scientific, Inc.	6,548	114,459
	Medtronic, Inc.	65,858	3,595,847
*	Memory Pharmaceuticals Corp.	9,804	3,236
*	Memry Corp.	4,650	11,625
#	Mentor Corp.	9,250	228,290
	Merck & Co., Inc.	119,205	4,252,042
	Merge Healthcare, Inc.	24,180	30,467
	Meridian Bioscience, Inc.	16,250	461,825
*	Merit Medical Systems, Inc.	23,200	449,152
*	Metabasis Therapeutics, Inc.	17,603	26,405
*	Metropolitan Health Networks, Inc.	37,004	82,149
* #	Micromet, Inc.	14,140	88,092
*	Micrus Endovascular Corp.	4,721	59,485
* #	MiddleBrook Pharmaceuticals, Inc.	15,143	31,497
*	Millipore Corp.	13,100	982,631
* #	Minrad International, Inc.	19,936	33,492
* #	Molecular Insight Pharmaceuticals, Inc.	192	1,640
* #	Molina Healthcare, Inc.	21,544	677,990
*	Momenta Pharmaceuticals, Inc.	28,600	410,124
* #	Monogram Biosciences, Inc.	3,600	2,988
*	MTS Medication Technologies	2,178	12,142
* #	MWI Veterinary Supply, Inc.	9,595	377,947
* #	Mylan, Inc.	96,200	1,240,018
*	Myriad Genetics, Inc.	19,800	1,350,360
*	Nabi Biopharmaceuticals	49,133	283,006
*	National Dentex Corp.	3,312	31,332
#	National Healthcare Corp.	9,843	491,855
#	National Research Corp.	4,136	132,352
*	Natus Medical, Inc.	17,821	438,397
*	Nektar Therapeutics	11,300	44,861
* #	Neogen Corp.	10,930	284,945
*	Neose Technologies, Inc.	8,150	2,853
*	Neurocrine Biosciences, Inc.	28,300	146,311
* #	Neurogen Corp.	21,993	6,598
*	Neurometric, Inc.	1,600	1,808
*	Nighthawk Radiology Holdings, Inc.	24,200	206,426
*	NMT Medical, Inc.	8,604	33,556
* #	Northfield Laboratories, Inc.	4,700	2,303
*	Northstar Neuroscience, Inc.	6,713	11,479
*	Novacea, Inc.	4,117	9,675
* #	NovaMed, Inc.	17,600	78,848
* #	Novavax, Inc.	48,240	133,142
* #	Noven Pharmaceuticals, Inc.	13,000	160,550
*	NPS Pharmaceuticals, Inc.	26,407	213,897
*	Nutraceutical International Corp.	8,850	108,678
* #	NuVasive, Inc.	15,033	716,473
*	Nuvelo, Inc.	6,300	3,119
* #	NxStage Medical, Inc.	19,810	75,278
* #	Odyssey Healthcare, Inc.	28,204	274,707
	Omnicare, Inc.	92,367	2,978,836
* #	Omnicell, Inc.	26,562	407,727
* #	Omrix Biopharmaceuticals, Inc.	11,800	271,400
* #	Onyx Pharmaceuticals, Inc.	14,900	608,963
* #	Optimer Pharmaceuticals, Inc.	4,300	34,228

36

*	OraSure Technologies, Inc.	29,288	146,147
*	Orchid Cellmark, Inc.	19,239	62,912
* #	Ore Pharmaceuticals, Inc.	2,488	3,085
*	Orthologic Corp.	2,952	2,480
* #	Oscient Pharmaceuticals Corp.	1	1
* #	OSI Pharmaceuticals, Inc.	12,300	621,150
* #	Osiris Therapeutics, Inc.	7,308	112,251
*	Osteotech, Inc.	12,507	65,412
	Owens & Minor, Inc.	28,044	1,293,389
* #	Oxigene, Inc.	14,996	19,495
* #	Pain Therapeutics, Inc.	34,154	319,340
* #	PainCare Holdings, Inc.	1,085	23
*	Palatin Technologies, Inc.	8,615	1,206
*	Palomar Medical Technologies, Inc.	5,100	73,797
*	Par Pharmaceutical Companies, Inc.	31,200	444,288
*	Parexel International Corp.	37,200	1,181,844
*	Patterson Companies, Inc.	27,500	894,850
*	PDI, Inc.	10,402	77,495
	PDL BioPharma, Inc.	18,172	219,336
* #	Pediatrix Medical Group, Inc.	24,060	1,370,217
* #	Penwest Pharmaceuticals Co.	1,840	6,790
	PerkinElmer, Inc.	103,733	2,947,055
	Perrigo Co.	60,007	2,099,645
	Pfizer, Inc.	1,930,512	36,892,084
	Pharmaceutical Products Development Service, Inc.	23,232	947,866
*	Pharmacopia, Inc.	12,586	26,431
*	Pharmanet Development Group, Inc.	11,867	309,729
* #	PharMerica Corp.	13,816	327,025
*	Phase Forward, Inc.	16,356	315,998
* #	PHC, Inc.	13,963	34,628
*	Pipex Pharmaceuticals, Inc.	1,000	650
* #	Pozen, Inc.	8,100	93,312
* #	Progenics Pharmaceuticals, Inc.	23,900	328,386
*	Prospect Medical Holdings, Inc.	2,320	5,220
*	Providence Service Corp.	9,200	117,852
* #	ProxyMed, Inc.	4,767	95
* #	PSS World Medical, Inc.	42,623	778,722
	Psychemedics Corp.	1,810	27,874
* #	Psychiatric Solutions, Inc.	44,140	1,666,285
*	QuadraMed Corp.	4,098	36,841
#	Quest Diagnostics, Inc.	72,144	3,899,383
*	Questcor Pharmaceuticals, Inc.	16,400	89,544
* #	Quidel Corp.	12,800	250,240
*	Quigley Corp.	3,792	19,756
* #	RadNet, Inc.	20,880	129,874
*	Regeneration Technologies, Inc.	41,159	386,071
*	Regeneron Pharmaceuticals, Inc.	18,522	402,298
*	RegeneRx Biopharmaceuticals, Inc.	5,972	7,465
*	RehabCare Group, Inc.	13,300	243,922
*	Repligen Corp.	27,615	148,293
* #	Repros Therapeutics, Inc.	8,625	71,846
*	Res-Care, Inc.	22,861	439,846
*	ResMed, Inc.	39,100	1,829,880
*	Retractable Technologies, Inc.	7,725	11,819
* #	Rigel Pharmaceuticals, Inc.	19,900	470,834

37

* #	Rochester Medical Corp.	8,478	114,368
* #	Rotech Healthcare, Inc.	2,927	205
* #	Salix Pharmaceuticals, Ltd.	35,404	240,747
* #	Sangamo BioSciences, Inc.	20,288	202,677
*	Santarus, Inc.	9,650	22,581
* #	Savient Pharmaceuticals, Inc.	27,004	613,801
	Schering-Plough Corp.	61,548	1,194,031
*	SciClone Pharmaceuticals, Inc.	26,160	38,978
#	Sciele Pharma, Inc.	26,600	512,582
*	SCOLR Pharma, Inc.	4,500	4,590
* #	Seattle Genetics, Inc.	15,500	172,825
*	Senomyx, Inc.	6,752	28,358
*	SenoRx, Inc.	600	3,642
*	Sepracor, Inc.	23,744	436,890
* #	Sequenom, Inc.	13,607	309,287
*	SeraCare Life Sciences, Inc.	519	1,946
* #	Sirona Dental Systems, Inc.	35,680	980,843
*	Somanetics Corp.	9,346	231,781
* #	Somaxon Pharmaceuticals, Inc.	10,200	47,328
*	Sonic Innovations, Inc.	20,307	60,718
*	SonoSite, Inc.	13,300	449,540
	Span-American Medical System, Inc.	1,912	24,550
*	Spectranetics Corp.	21,900	176,076
* #	Spectrum Pharmaceuticals, Inc.	19,000	32,490
*	SRI/Surgical Express, Inc.	3,584	13,798
*	St. Jude Medical, Inc.	20,800	953,264
* #	Staar Surgical Co.	10,126	55,389
* #	StemCells, Inc.	55,500	67,710
* #	Stereotaxis, Inc.	300	2,061
	Steris Corp.	41,272	1,517,571
*	Strategic Diagnostics, Inc.	17,725	42,717
	Stryker Corp.	23,210	1,559,480
* #	Sun Healthcare Group, Inc.	30,567	525,447
*	SunLink Health Systems, Inc.	1,100	3,190
*	Sunrise Senior Living, Inc.	36,457	741,171
* #	SuperGen, Inc.	32,277	53,903
* #	SurModics, Inc.	8,500	331,245
*	Symmetry Medical, Inc.	29,400	505,974
*	Synovis Life Technologies, Inc.	10,402	228,428
* #	Synta Pharmaceuticals Corp.	755	6,689
*	Targacept, Inc.	5,600	51,240
*	Techne Corp.	12,272	947,030
* #	Telik, Inc.	6,272	4,202
*	Tenet Healthcare Corp.	77,100	464,913
*	Tercica, Inc.	34,037	303,950
*	The Medicines Co.	35,700	869,652
*	Theragenics Corp.	22,613	75,754
* #	Theravance, Inc.	8,775	119,603
*	Thermo Fisher Scientific, Inc.	72,600	4,396,656
*	Thoratec Corp.	40,530	1,079,719
*	Titan Pharmaceuticals, Inc.	12,474	4,990
*	Torreypines Therapeutics, Inc.	6,168	3,577
#	Trimeris, Inc.	17,500	71,050
*	U.S. Physical Therapy, Inc.	10,500	208,005
*	United Therapeutics Corp.	6,200	658,006

38

	UnitedHealth Group, Inc.	99,920	3,042,564
	Universal Health Services, Inc.	40,816	2,521,612
*	Urologix, Inc.	4,079	7,220
*	Uroplasty, Inc.	1,867	5,041
	Utah Medical Products, Inc.	1,793	50,921
#	Valeant Pharmaceuticals International	70,700	1,294,517
* #	Vanda Pharmaceuticals, Inc.	6,700	7,504
*	Varian Medical Systems, Inc.	5,975	377,381
* #	Varian, Inc.	24,012	1,193,637
*	Vascular Solutions, Inc.	3,800	31,730
*	VCA Antech, Inc.	13,000	399,620
*	Vertex Pharmaceuticals, Inc.	12,300	330,378
* #	Vical, Inc.	30,469	97,805
*	ViroPharma, Inc.	64,964	951,723
*	Vital Images, Inc.	13,900	218,230
	Vital Signs, Inc.	10,848	801,125
*	Vivus, Inc.	32,600	275,470
* #	Vnus Medical Technologies	12,100	268,257
* #	Volcano Corp.	23,973	440,384
*	Waters Corp.	9,300	634,725
*	Watson Pharmaceuticals, Inc.	93,301	2,827,953
*	WellPoint, Inc.	143,428	7,571,564
	West Pharmaceutical Services, Inc.	26,100	1,273,941
*	Wright Medical Group, Inc.	30,231	930,812
	Wyeth	78,072	3,378,956
*	Xenoport, Inc.	5,500	268,565
	Young Innovations, Inc.	5,329	109,191
* #	Zila, Inc.	6,241	2,060
*	Zimmer Holdings, Inc.	29,416	2,129,424
* #	Zoll Medical Corp.	16,900	587,613
* #	Zymogenetics, Inc.	41,519	346,268
Total Health Care			318,815,088

Industrials — (11.7%)
* #	3-D Systems Corp.	14,600	178,412
	3M Co.	43,500	3,114,600
*	A. T. Cross Co. Class A	4,383	31,295
#	A.O. Smith Corp.	17,300	712,241
#	AAON, Inc.	12,625	269,670
* #	AAR Corp.	28,800	457,056
	ABM Industries, Inc.	32,410	851,735
*	Acco Brands Corp.	39,100	331,959
*	Accuride Corp.	28,440	41,522
	Aceto Corp.	5,700	48,678
* #	Active Power, Inc.	8,300	6,308
	Actuant Corp.	37,226	1,174,480
#	Acuity Brands, Inc.	12,500	543,875
	Administaff, Inc.	15,100	413,740
*	AeroCentury Corp.	584	7,452
*	Aerosonic Corp.	1,200	2,880
*	AGCO Corp.	37,485	2,310,201
*	Air Transport Services Group, Inc.	30,900	30,591
* #	Airtran Holdings, Inc.	58,600	140,640
	Alamo Group, Inc.	8,292	173,552
*	Alaska Air Group, Inc.	33,300	699,633

39

#	Albany International Corp. Class A	19,116	586,288
	Alexander & Baldwin, Inc.	37,432	1,674,333
* #	Alliant Techsystems, Inc.	13,400	1,410,082
* #	Allied Defense Group, Inc.	4,844	34,635
*	Allied Waste Industries, Inc.	180,900	2,431,296
*	Altra Holdings, Inc.	19,800	356,202
*	Amerco, Inc.	18,695	779,208
	American Ecology Corp.	12,700	412,242
#	American Railcar Industries, Inc.	9,930	160,965
*	American Reprographics Co.	10,500	185,955
	American Science & Engineering, Inc.	6,844	457,179
* #	American Superconductor Corp.	16,800	412,776
#	American Woodmark Corp.	10,894	258,841
	Ameron International Corp.	6,944	811,476
	Ametek, Inc.	36,350	1,764,429
	Ampco-Pittsburgh Corp.	7,628	331,360
* #	AMR Corp.	60,900	629,097
* #	Amrep Corp.	3,465	187,110
*	APAC Customer Services, Inc.	14,541	32,572
	Apogee Enterprises, Inc.	22,304	446,080
* #	Applied Energetics, Inc.	32,000	46,080
#	Applied Industrial Technologies, Inc.	3,600	104,796
	Applied Signal Technologies, Inc.	9,773	161,743
*	Argan, Inc.	1,000	17,000
*	Argon ST, Inc.	17,713	442,294
#	Arkansas Best Corp.	20,063	694,581
*	Arotech Corp.	5,156	7,528
* #	Astec Industries, Inc.	16,894	581,154
*	Astronics Corp.	2,956	71,801
*	Atlas Air Worldwide Holding, Inc.	17,100	987,354
*	Avalon Holding Corp. Class A	1,202	5,169
	Avery Dennison Corp.	39,200	1,891,008
* #	Avis Budget Group, Inc.	67,437	513,870
*	Axsys Technologies, Inc.	8,798	597,648
* #	AZZ, Inc.	9,034	392,527
#	Badger Meter, Inc.	6,100	280,844
*	Baker (Michael) Corp.	5,547	192,037
#	Baldor Electric Co.	32,400	1,154,736
*	Baldwin Technology Co., Inc. Class A	11,700	36,972
	Barnes Group, Inc.	37,600	906,912
	Barrett Business Services, Inc.	6,687	96,962
*	BE Aerospace, Inc.	58,231	1,394,632
*	Beacon Roofing Supply, Inc.	26,004	423,345
	Belden, Inc.	43,550	1,600,027
*	Blount International, Inc.	23,450	295,939
#	BlueLinx Holdings, Inc.	19,839	143,039
	Boeing Co.	36,284	2,378,779
	Bowne & Co., Inc.	20,400	246,840
	Brady Co. Class A	38,976	1,430,809
*	Breeze-Eastern Corp.	4,062	43,138
#	Briggs & Stratton Corp.	41,775	626,625
*	BTU International, Inc.	3,608	35,322
	Bucyrus International, Inc.	600	41,910
* #	Builders FirstSource, Inc.	27,275	138,284
	Burlington Northern Santa Fe Corp.	84,466	9,071,648

40

#	C&D Technologies, Inc.	17,892	137,589
	C.H. Robinson Worldwide, Inc.	16,987	885,193
* #	Cano Petroleum, Inc.	31,600	100,172
* #	Capstone Turbine Corp.	12,576	34,207
	Carlisle Companies, Inc.	52,000	1,684,280
#	Cascade Corp.	8,300	430,604
*	Casella Waste Systems, Inc. Class A	18,879	251,279
	Caterpillar, Inc.	42,500	3,006,025
* #	CBIZ, Inc.	46,958	399,143
	CDI Corp.	15,986	401,249
*	CECO Environmental Corp.	12,196	58,053
*	Celadon Group, Inc.	16,825	216,538
* #	Cenveo, Inc.	17,100	177,327
* #	Ceradyne, Inc.	14,300	644,358
	Champion Industries, Inc.	6,873	32,166
*	Channell Commercial Corp.	3,028	1,151
*	Chart Industries, Inc.	19,036	879,082
	Chase Corp.	5,134	88,818
	Chicago Rivet & Machine Co.	257	5,384
*	ChoicePoint, Inc.	13,900	676,374
	Cintas Corp.	50,400	1,552,320
	CIRCOR International, Inc.	12,400	747,224
	Clarcor, Inc.	32,000	1,277,760
*	Clean Harbors, Inc.	7,300	592,322
* #	Coleman Cable, Inc.	2,825	33,194
*	Columbus McKinnon Corp.	14,400	392,976
	Comfort Systems USA, Inc.	28,700	437,388
*	Commercial Vehicle Group, Inc.	12,900	132,096
*	Competitive Technologies, Inc.	2,400	6,000
	CompX International, Inc.	3,317	24,214
* #	COMSYS IT Partners, Inc.	11,595	137,285
* #	Consolidated Graphics, Inc.	8,500	330,395
* #	Continental Airlines, Inc.	61,600	1,001,000
	Con-way, Inc.	29,100	1,428,810
	Cooper Industries, Ltd.	51,300	2,443,932
* #	Copart, Inc.	14,248	627,054
*	Cornell Companies, Inc.	1,800	48,834
	Corporate Executive Board Co.	2,500	91,000
* #	Corrections Corp. of America	74,140	1,972,124
* #	CoStar Group, Inc.	14,900	786,869
*	Covanta Holding Corp.	70,128	1,950,961
*	CPI Aerostructures, Inc.	3,588	28,883
*	CRA International, Inc.	8,200	327,098
	Crane Co.	36,540	1,341,749
	CSX Corp.	97,700	6,319,236
	Cubic Corp.	20,566	569,473
#	Cummins, Inc.	50,000	3,258,000
	Curtiss-Wright Corp.	33,244	1,790,854
	Danaher Corp.	29,700	2,422,629
	Deere & Co.	38,000	2,681,660
* #	Delta Air Lines, Inc.	79,400	645,522
	Deluxe Corp.	14,900	245,999
*	Devcon International Corp.	800	560
	Diamond Management & Technology Consultants, Inc.	17,300	103,454
* #	Distributed Energy Systems Corp.	2,898	93

41

* #	Document Securities Systems, Inc.	3,428	16,969
* #	Dollar Thrifty Automotive Group, Inc.	3,100	14,415
	Donaldson Co., Inc.	18,500	812,335
* #	Double Eagle Petroleum Co.	5,415	88,048
	Dover Corp.	69,675	3,440,552
	DRS Technologies, Inc.	35,724	2,844,345
	Ducommun, Inc.	8,756	231,771
*	DXP Enterprises, Inc.	4,500	265,725
*	Dynamex, Inc.	7,170	211,372
#	Dynamic Materials Corp.	3,230	99,387
*	DynCorp International, Inc. Class A	26,928	425,193
#	Eagle Bulk Shipping, Inc.	24,756	655,291
*	Eagle Test Systems, Inc.	12,835	182,000
#	Eastern Co.	4,487	65,735
	Eaton Corp.	21,544	1,576,590
	Ecology & Environment, Inc. Class A	1,611	17,077
	Electro Rent Corp.	20,062	273,244
* #	EMCOR Group, Inc.	52,600	1,792,082
	Emerson Electric Co.	43,400	2,031,120
#	Encore Wire Corp.	18,387	350,640
* #	Ener1, Inc.	17,700	132,042
* #	Energy Conversion Devices, Inc.	30,700	2,307,719
* #	Energy Focus, Inc.	4,614	11,397
*	EnerSys	37,407	1,051,885
* #	ENGlobal Corp.	20,150	348,797
	Ennis, Inc.	24,572	405,684
* #	EnPro Industries, Inc.	16,972	715,370
*	Environmental Tectonics Corp.	1,572	3,537
	Equifax, Inc.	47,343	1,672,628
*	ESCO Technologies, Inc.	16,100	766,521
	Espey Manufacturing & Electronics Corp.	1,690	36,673
*	Esterline Technologies Corp.	23,479	1,326,329
* #	Evergreen Solar, Inc.	90,171	850,313
* #	Exide Technologies	19,931	245,949
	Expeditors International of Washington, Inc.	20,200	729,018
*	Exponent, Inc.	10,589	325,718
*	ExpressJet Holdings, Inc.	21,900	4,380
*	EXX, Inc. Class A	4,042	12,025
#	Fastenal Co.	14,900	773,757
#	Federal Signal Corp.	35,507	569,177
	FedEx Corp.	89,200	7,387,544
*	First Advantage Corp.	7,719	129,139
*	First Solar, Inc.	3,500	968,275
* #	Flanders Corp.	7,815	54,783
*	Flow International Corp.	7,886	53,546
#	Flowserve Corp.	24,222	3,200,211
	Fluor Corp.	16,800	1,346,184
*	Fortune Industries, Inc.	4,100	4,715
	Forward Air Corp.	14,400	508,176
#	Franklin Electric Co., Inc.	17,950	777,235
#	Freightcar America, Inc.	11,100	410,367
* #	Frontier Airlines Holdings, Inc.	1,900	532
	Frozen Food Express Industries, Inc.	2,400	14,520
*	FTI Consulting, Inc.	27,100	1,989,140
* #	Fuel Tech, Inc.	1,800	33,012

42

* #	FuelCell Energy, Inc.	44,800	310,912
* #	Furmanite Corp.	20,112	239,534
	G & K Services, Inc. Class A	13,000	448,370
*	Gardner Denver Machinery, Inc.	44,491	2,008,324
	GATX Corp.	38,945	1,706,959
*	Gehl Co.	7,500	113,025
#	Gencorp, Inc.	23,700	185,097
*	General Cable Corp.	9,000	442,980
	General Dynamics Corp.	38,500	3,553,550
	General Electric Co.	1,417,336	39,827,142
*	Genesee & Wyoming, Inc.	26,328	1,132,367
*	GeoEye, Inc.	13,540	335,115
*	GeoPetro Resources Co.	1,500	3,450
*	Global Cash Access, Inc.	13,887	83,183
	Goodrich Corp.	46,700	2,393,375
#	Gorman-Rupp Co.	10,706	430,702
*	GP Strategies Corp.	13,304	121,466
#	Graco, Inc.	5,387	205,514
*	Graftech International, Ltd.	29,400	597,408
#	Graham Corp.	3,125	291,875
#	Granite Construction, Inc.	26,100	957,348
	Greenbrier Companies, Inc.	14,100	282,705
* #	Griffon Corp.	15,800	193,550
	Hardinge, Inc.	7,451	120,259
	Harsco Corp.	35,200	1,852,928
*	Hawaiian Holdings, Inc.	36,480	329,414
	Healthcare Services Group, Inc.	22,734	442,858
#	Heartland Express, Inc.	59,596	984,526
#	Heico Corp.	8,053	286,928
	Heico Corp. Class A	12,536	361,037
	Heidrick & Struggles International, Inc.	10,677	324,154
* #	Henry Bros. Electronics, Inc.	2,844	18,344
*	Herley Industries, Inc.	9,004	172,877
#	Herman Miller, Inc.	11,388	320,458
* #	Hexcel Corp.	15,586	323,877
* #	Hill International, Inc.	16,742	322,284
	Hi-Shear Technology Corp.	4,285	49,920
#	HNI Corp.	36,400	842,296
	Honeywell International, Inc.	50,800	2,548,636
#	Horizon Lines, Inc. Class A	16,500	214,170
	Houston Wire & Cable Co.	1,500	25,290
*	HQ Sustainable Maritime Industries, Inc.	1,323	9,433
*	Hub Group, Inc. Class A	22,712	907,117
#	Hubbell, Inc. Class A	3,603	182,672
	Hubbell, Inc. Class B	41,672	1,813,149
*	Hudson Highland Group, Inc.	17,420	160,438
*	Hurco Companies, Inc.	5,300	171,879
* #	Huron Consulting Group, Inc.	5,200	335,296
*	Huttig Building Products, Inc.	17,434	37,832
*	ICT Group, Inc.	11,104	89,942
	IDEX Corp.	70,184	2,601,721
*	IHS, Inc.	11,315	725,970
*	II-VI, Inc.	16,800	737,688
	IKON Office Solutions, Inc.	92,800	1,606,368
	Illinois Tool Works, Inc.	64,900	3,219,689

43

	Ingersoll-Rand Co., Ltd. Class A	457	16,877
* #	Innerworkings, Inc.	9,500	112,670
*	Innotrac Corp.	4,173	15,440
* #	Innovative Solutions & Support, Inc.	9,149	54,803
* #	Insituform Technologies, Inc. Class A	20,470	375,829
#	Insteel Industries, Inc.	12,100	206,910
* #	Integrated Electrical Services, Inc.	11,082	237,266
* #	InterDigital, Inc.	20,100	533,454
*	Interline Brands, Inc.	26,800	430,140
*	International Shipholding Corp.	5,845	118,361
*	Intersections, Inc.	12,989	139,372
#	ITT Industries, Inc.	65,216	4,157,520
#	J.B. Hunt Transportation Services, Inc.	32,900	1,199,205
*	Jacobs Engineering Group, Inc.	14,212	1,049,130
*	JetBlue Airways Corp.	113,896	691,349
*	John Bean Technologies Corp.	2,894	37,622
	Joy Global, Inc.	10,798	767,090
*	Kadant, Inc.	600	14,070
	Kaman Corp. Class A	17,228	519,424
*	Kansas City Southern	61,874	3,182,180
	Kaydon Corp.	21,307	1,187,439
#	KBR, Inc.	62,104	1,524,653
	Kelly Services, Inc. Class A	24,216	468,337
	Kelly Services, Inc. Class B	1,275	25,538
*	Kenexa Corp.	17,151	396,703
	Kennametal, Inc.	68,614	2,417,271
*	Key Technology, Inc.	3,430	97,961
*	Kforce, Inc.	25,858	276,163
* #	Kirby Corp.	31,145	1,426,130
#	Knight Transportation, Inc.	71,780	1,284,144
	Knoll, Inc.	18,407	303,163
*	Korn/Ferry International	35,169	625,305
* #	K-Tron International, Inc.	2,130	316,923
*	L.B. Foster Co. Class A	5,285	203,790
	L.S. Starrett Co. Class A	4,603	120,783
	L-3 Communications Holdings, Inc.	37,495	3,897,230
*	LaBarge, Inc.	9,827	145,145
*	Ladish Co., Inc.	11,979	319,360
#	Landstar Systems, Inc.	6,300	308,826
	Lawson Products, Inc.	7,056	212,527
*	Layne Christensen Co.	12,200	669,536
*	Learning Tree International, Inc.	11,655	173,543
*	LECG Corp.	22,100	180,115
#	Lennox International, Inc.	40,200	1,487,400
*	LGL Group, Inc.	1,499	9,444
	Lincoln Electric Holdings, Inc.	27,724	2,239,267
#	Lindsay Corp.	7,700	630,707
*	LMI Aerospace, Inc.	8,187	193,131
	Lockheed Martin Corp.	22,600	2,631,544
#	LSI Industries, Inc.	18,000	155,340
*	Lydall, Inc.	980	11,456
* #	M&F Worldwide Corp.	13,500	594,270
*	Mac-Gray Corp.	9,645	111,786
*	Magnetek, Inc.	22,575	103,845
* ●	MAIR Holdings, Inc.	400	596

44

* ●	MAIR Holdings, Inc. Escrow Shares	400	—
*	Manitex International, Inc.	2,123	8,365
	Manpower, Inc.	25,200	1,211,112
*	Marten Transport, Ltd.	17,370	346,358
	Masco Corp.	111,300	2,121,378
	McGrath Rentcorp.	21,111	601,664
*	Media Sciences International, Inc.	1,103	2,145
* #	Medialink Worldwide, Inc.	2,993	599
* #	Medis Technologies, Ltd.	4,000	12,520
*	Merrimac Industries, Inc.	1,798	9,691
* #	Mesa Air Group, Inc.	16,387	7,374
* #	Metalline Mining Co.	11,600	13,224
#	Met-Pro Corp.	11,874	173,123
*	Mettler Toledo International, Inc.	3,200	336,640
*	MFRI, Inc.	3,701	41,710
* #	Microvision, Inc.	13,200	34,320
* #	Middleby Corp.	4,600	245,456
*	Miller Industries, Inc.	7,262	60,783
#	Mine Safety Appliances Co.	28,080	1,020,146
*	Misonix, Inc.	5,191	14,171
* #	Mobile Mini, Inc.	21,194	453,128
*	Modtech Holdings, Inc.	2,820	226
* #	Monster Worldwide, Inc.	74,698	1,459,599
*	Moog, Inc. Class A	27,800	1,317,720
*	Moog, Inc. Class B	2,100	100,044
	MSC Industrial Direct Co., Inc. Class A	15,800	804,694
	Mueller Industries, Inc.	31,216	875,609
#	Mueller Water Products, Inc.	16,460	178,920
	Mueller Water Products, Inc. Class B	69,245	718,763
#	Multi-Color Corp.	7,607	177,547
	NACCO Industries, Inc. Class A	6,176	725,927
*	Nashua Corp.	3,546	33,013
	National Technical Systems, Inc.	3,469	17,310
*	Navigant Consulting, Inc.	40,024	692,815
* #	NCI Building Systems, Inc.	11,900	455,532
#	Nordson Corp.	19,953	1,070,079
	Norfolk Southern Corp.	107,158	7,879,328
*	North America Galvanizing & Coatings, Inc.	8,835	90,470
	Northrop Grumman Corp.	92,129	6,343,082
*	Old Dominion Freight Line, Inc.	30,994	1,031,170
#	Omega Flex, Inc.	1,700	36,635
*	On Assignment, Inc.	26,400	249,480
*	Orbital Sciences Corp.	40,775	1,078,091
#	Oshkosh Truck Corp. Class B	59,700	920,574
* #	Owens Corning, Inc.	119,100	2,881,029
*	P.A.M. Transportation Services, Inc.	8,286	122,053
	Paccar, Inc.	20,424	879,457
	Pacer International, Inc.	20,538	432,941
	Pall Corp.	12,400	503,564
*	Paragon Technologies, Inc.	900	5,130
	Parker Hannifin Corp.	57,707	3,697,287
*	Park-Ohio Holdings Corp.	9,998	195,061
*	Patrick Industries, Inc.	3,787	26,130
* #	Patriot Transportation Holding, Inc.	2,198	173,796
*	Pemco Aviation Group Inc	1,411	2,455

45

	Pentair, Inc.	68,781	2,527,702
*	Perini Corp.	17,488	467,104
* #	PHH Corp.	26,098	397,995
*	Pike Electric Corp.	24,400	459,940
* #	Pinnacle Airlines Corp.	13,100	62,356
	Pitney Bowes, Inc.	17,244	588,883
* #	Plug Power, Inc.	70,255	190,391
*	PMFG, Inc.	6,516	174,368
*	Point Blank Solutions, Inc.	600	1,650
	Portec Rail Products, Inc.	7,615	83,460
*	Powell Industries, Inc.	10,700	472,726
* #	Power-One, Inc.	72,875	163,969
	Precision Castparts Corp.	8,200	846,732
#	Preformed Line Products Co.	2,970	162,578
* #	Protection One, Inc.	2,144	15,222
	Providence & Worcester Railroad Co.	2,007	38,936
* #	Quality Distribution, Inc.	5,205	23,423
#	Quanex Building Products Corp.	24,800	408,208
* #	Quanta Services, Inc.	53,902	1,721,630
	Quixote Corp.	5,691	44,959
	R. R. Donnelley & Sons Co.	128,800	3,590,944
#	Raven Industries, Inc.	4,486	202,902
	Raytheon Co.	91,844	5,509,722
* #	RBC Bearings, Inc.	12,228	488,386
*	RCM Technologies, Inc.	8,789	23,818
#	Regal-Beloit Corp.	24,900	1,169,055
*	Republic Airways Holdings, Inc.	24,185	208,958
	Republic Services, Inc.	31,408	1,032,381
*	Resources Connection, Inc.	28,700	693,966
	Robbins & Myers, Inc.	28,800	1,291,680
	Robert Half International, Inc.	11,000	281,600
	Rockwell Automation, Inc.	8,800	415,448
	Rockwell Collins, Inc.	15,500	815,145
	Rollins, Inc.	26,517	471,207
	Roper Industries, Inc.	30,720	1,814,938
*	Rush Enterprises, Inc. Class A	20,858	275,117
*	Rush Enterprises, Inc. Class B	7,459	96,892
	Ryder System, Inc.	49,155	3,171,481
*	Saia, Inc.	700	13,496
	Schawk, Inc.	22,109	348,438
* #	School Specialty, Inc.	15,961	486,811
	Servidyne, Inc.	850	3,587
	Servotronics, Inc.	1,473	17,971
*	Shaw Group, Inc.	20,439	1,012,548
*	SIFCO Industries, Inc.	4,035	41,157
#	Simpson Manufacturing Co., Inc.	36,424	1,012,587
	Skywest, Inc.	50,404	861,404
*	SL Industries, Inc.	4,594	60,641
*	SmartPros, Ltd.	1,451	5,572
	Southwest Airlines Co.	445,307	6,782,026
*	Sparton Corp.	6,067	25,178
*	Spherion Corp.	2,900	15,022
*	Spherix, Inc.	5,849	3,568
* #	Spire Corp.	1,819	20,227
	SPX Corp.	18,244	2,175,597

46

*	Standard Parking Corp.	3,714	81,077
	Standard Register Co.	20,000	226,400
	Standex International Corp.	10,900	272,500
	Steelcase, Inc. Class A	62,660	695,526
*	Stericycle, Inc.	10,540	625,022
*	Sterling Construction Co., Inc.	7,491	138,209
#	Sun Hydraulics, Inc.	11,511	380,899
	Supreme Industries, Inc.	5,674	22,271
* #	Synutra International, Inc.	146	7,180
	Sypris Solutions, Inc.	17,520	39,420
#	TAL International Group, Inc.	25,400	624,332
*	Taleo Corp. Class A	6,900	167,049
* #	Taser International, Inc.	25,100	163,150
*	Team, Inc.	5,488	209,148
	Tech/Ops Sevcon, Inc.	1,585	9,986
	Technology Research Corp.	3,325	7,814
#	Tecumseh Products Co. Class A	9,900	261,261
*	Tecumseh Products Co. Class B	3,298	83,472
*	Teledyne Technologies, Inc.	22,500	1,402,425
	Teleflex, Inc.	29,733	1,919,860
*	TeleTech Holdings, Inc.	22,360	344,791
#	Tennant Co.	14,400	448,560
*	Terex Corp.	26,600	1,337,714
*	Tetra Tech, Inc.	41,477	1,185,413
	Textron, Inc.	73,500	3,020,850
* #	The Advisory Board Co.	5,000	154,550
	The Brink’s Co.	31,200	2,177,136
	The Dun & Bradstreet Corp.	5,316	488,913
* #	The Geo Group, Inc.	42,500	940,525
	The Manitowoc Co., Inc.	24,000	604,320
*	Thomas & Betts Corp.	46,600	2,147,328
	Thomas Group, Inc.	4,048	12,954
	Timken Co.	77,544	2,506,222
#	Titan International, Inc.	26,375	705,268
	Todd Shipyards Corp.	3,548	52,936
#	Toro Co.	8,132	332,355
* #	TransDigm Group, Inc.	44,855	1,684,754
* #	TRC Companies, Inc.	14,817	52,304
	Tredegar Industries, Inc.	14,400	285,120
* #	Trex Co., Inc.	8,288	153,742
#	Trinity Industries, Inc.	73,783	2,654,712
	Triumph Group, Inc.	11,800	645,932
* #	TRM Corp.	4,491	1,235
*	TrueBlue, Inc.	30,184	500,753
*	Tufco Technologies, Inc.	2,398	13,789
* #	TurboChef Technologies, Inc.	7,600	46,360
	Twin Disc, Inc.	7,440	136,673
*	U.S. Home Systems, Inc.	4,473	17,847
#	UAL Corp.	95,000	1,055,450
*	Ultralife Corp.	9,614	111,234
	Union Pacific Corp.	136,600	11,460,740
	United Parcel Service, Inc.	37,400	2,398,088
*	United Rentals, Inc.	64,679	1,047,153
*	United Stationers, Inc.	18,339	909,248
	United Technologies Corp.	83,024	5,445,544

47

	Universal Forest Products, Inc.	15,600	512,460
* #	Universal Security Instruments, Inc.	1,124	7,210
*	UQM Technologies, Inc.	5,020	11,546
*	URS Corp.	63,444	3,042,774
*	US Airways Group, Inc.	5,968	50,668
*	USA Truck, Inc.	530	9,752
*	USG Corp.	26,700	741,192
#	Valmont Industries, Inc.	9,900	1,056,726
*	Valpey Fisher Corp.	1,658	6,964
*	Versar, Inc.	5,700	31,635
	Viad Corp.	17,300	541,144
	Vicor Corp.	17,152	172,721
*	Volt Information Sciences, Inc.	19,050	267,081
#	VSE Corp.	2,078	76,200
#	W.W. Grainger, Inc.	28,472	2,563,334
	Wabash National Corp.	23,637	205,406
	Wabtec Corp.	35,330	2,086,943
	Walter Industries, Inc.	24,000	2,251,200
*	Waste Connections, Inc.	50,741	1,842,406
	Waste Management, Inc.	108,788	3,827,162
#	Watsco, Inc. Class A	20,300	1,039,157
	Watsco, Inc. Class B	1,896	96,715
	Watson Wyatt Worldwide, Inc.	30,800	1,804,572
#	Watts Water Technologies, Inc.	28,700	815,941
*	WCA Waste Corp.	14,393	71,965
	Werner Enterprises, Inc.	56,233	1,282,675
*	WESCO International, Inc.	25,900	995,596
*	Westaff, Inc.	11,842	9,355
*	Willdan Group, Inc.	4,647	17,054
*	Willis Lease Finance Corp.	6,370	78,861
	Woodward Governor Co.	39,400	1,825,402
* #	Xenonics Holdings, Inc.	4,100	4,018
* #	YRC Worldwide, Inc.	30,500	552,050
Total Industrials			424,482,171

Information Technology — (10.8%)
*	3Com Corp.	233,919	495,908
* #	Acacia Research-Acacia Technologies	7,693	30,695
* #	Access Integrated Technologies, Inc.	14,864	24,823
* #	ACI Worldwide, Inc.	15,900	288,108
*	Actel Corp.	20,972	288,994
*	ActivIdentity Corp.	34,806	93,280
*	Activision Blizzard, Inc.	25,303	830,444
*	Actuate Corp.	42,487	181,419
#	Acxiom Corp.	34,652	500,721
*	Adaptec, Inc.	105,563	400,084
*	ADC Telecommunications, Inc.	99,700	1,021,925
*	ADDvantage Technologies Group, Inc.	6,246	19,612
*	Adept Technology, Inc.	1,264	9,796
*	Adobe Systems, Inc.	29,089	1,245,882
#	Adtran, Inc.	46,110	1,051,308
*	Advanced Analogic Technologies, Inc.	32,100	146,697
*	Advanced Energy Industries, Inc.	33,428	539,194
* #	Advanced Micro Devices, Inc.	225,236	1,416,734
* #	Advanced Photonix, Inc.	1,915	3,639

48

* #	Advent Software, Inc.	11,600	536,500
*	Aehr Test Systems	5,860	25,608
*	Aetrium, Inc.	6,465	24,244
*	Affiliated Computer Services, Inc. Class A	15,716	836,720
*	Agilent Technologies, Inc.	27,755	964,764
	Agilysys, Inc.	3,500	45,535
* #	Airspan Networks, Inc.	28,300	13,301
*	Akamai Technologies, Inc.	11,800	270,220
* #	Alliance Data Systems Corp.	4,800	308,352
	Altera Corp.	21,804	493,643
*	Amdocs, Ltd.	57,200	1,726,868
*	American Commercial Lines, Inc.	10,400	128,024
	American Software, Inc. Class A	15,883	94,345
* #	Amkor Technology, Inc.	33,988	255,250
	Amphenol Corp.	17,300	822,096
*	Amtech Systems, Inc.	7,196	80,667
* #	Anadigics, Inc.	38,600	130,082
	Analog Devices, Inc.	73,300	2,049,468
*	Analysts International Corp.	1,100	1,364
*	Anaren, Inc.	10,573	112,285
*	Anixter International, Inc.	30,100	2,221,681
*	Ansys, Inc.	47,161	2,091,590
*	Apple, Inc.	46,714	7,919,424
	Applied Materials, Inc.	136,741	2,450,399
*	Applied Micro Circuits Corp.	33,598	267,440
* #	Ariba, Inc.	62,615	922,319
*	Arris Group, Inc.	80,246	759,127
*	Arrow Electronics, Inc.	72,206	2,396,517
*	Art Technology Group, Inc.	103,600	424,760
*	Aspen Technology, Inc.	40,510	583,344
	Astro-Med, Inc.	4,801	44,937
*	Asyst Technologies, Inc.	29,500	121,540
* #	Atari, Inc.	3,229	5,328
* #	Atheros Communications	37,180	1,212,440
	Atlantic Tele-Network, Inc.	7,454	249,485
*	Atmel Corp.	314,684	1,318,526
*	ATMI, Inc.	25,616	624,774
*	Authentidate Holding Corp.	2,476	1,436
*	Autobytel, Inc.	31,202	36,506
*	Autodesk, Inc.	22,600	802,978
	Automatic Data Processing, Inc.	27,372	1,214,769
* #	Avid Technology, Inc.	24,521	569,868
*	Aviza Technology, Inc.	11,354	6,812
*	Avnet, Inc.	81,990	2,406,407
*	Avocent Corp.	40,149	942,297
	AVX Corp.	159,391	1,829,809
*	Aware, Inc.	13,924	44,000
*	Axcelis Technologies, Inc.	63,300	299,409
*	AXT, Inc.	23,751	85,741
* #	Bankrate, Inc.	10,600	341,956
* #	BearingPoint, Inc.	118,000	134,520
	Bel Fuse, Inc. Class A	1,754	51,796
	Bel Fuse, Inc. Class B	8,071	224,697
*	Bell Microproducts, Inc.	6,025	13,255
*	Benchmark Electronics, Inc.	58,596	966,248

49

* #	BigBand Networks, Inc.	3,379	11,860
	Black Box Corp.	15,024	538,460
	Blackbaud, Inc.	14,400	290,736
* #	Blackboard, Inc.	7,200	287,712
*	Blue Coat Systems, Inc.	10,144	188,678
*	BMC Software, Inc.	19,472	634,008
* #	Bookham, Inc.	87,700	148,213
*	Borland Software Corp.	54,311	101,018
*	Bottomline Technologies, Inc.	18,417	212,164
*	Brightpoint, Inc.	64,534	555,638
*	Broadcom Corp.	33,683	810,413
	Broadridge Financial Solutions, Inc.	5,318	106,200
*	Brocade Communications Systems, Inc.	268,218	1,990,178
*	Brooks Automation, Inc.	42,744	410,770
*	BSQUARE Corp.	5,673	21,160
	CA, Inc.	133,600	3,194,376
* #	Cabot Microelectronics Corp.	19,900	768,538
* #	CACI International, Inc. Class A	24,800	1,256,120
*	Cadence Design Systems, Inc.	76,362	610,132
*	CalAmp Corp.	13,700	27,400
*	California Micro Devices Corp.	18,955	61,414
* #	Callidus Software, Inc.	20,320	96,520
*	CallWave, Inc.	15,772	36,749
*	Captaris, Inc.	21,371	85,484
*	Cascade Microtech, Inc.	8,316	49,314
#	Cass Information Systems, Inc.	4,182	152,308
*	Catalyst Semiconductor, Inc.	15,253	103,263
*	Catapult Communications Corp.	10,452	79,331
*	Centillium Communications, Inc.	23,469	17,367
*	CEVA, Inc.	15,401	146,310
*	Checkpoint Systems, Inc.	29,100	619,539
*	Cherokee International Corp.	9,745	28,261
*	Chordiant Software, Inc.	14,560	86,632
*	Chyron International Corp.	4,578	27,010
*	Ciber, Inc.	2,400	18,792
* #	Ciena Corp.	80,386	1,397,109
*	Ciprico, Inc.	2,223	91
*	Cirrus Logic, Inc.	67,134	416,902
*	Cisco Sytems, Inc.	332,162	7,988,496
*	Citrix Systems, Inc.	12,087	365,873
*	Clearfield, Inc.	900	1,170
* #	CMGI, Inc.	41,922	494,260
* #	Cogent, Inc.	78,409	862,499
#	Cognex Corp.	35,800	724,234
*	Cognizant Technology Solutions Corp.	28,300	829,756
*	Coherent, Inc.	10,140	363,722
	Cohu, Inc.	19,223	321,024
*	Comarco, Inc.	1,442	3,403
* #	CommScope, Inc.	58,919	2,885,263
	Communications Systems, Inc.	5,910	62,942
*	Computer Sciences Corp.	93,268	4,386,394
*	Compuware Corp.	225,198	2,574,013
* #	Comtech Telecommunications Corp.	18,536	847,466
* #	Concur Technologies, Inc.	14,300	628,485
*	Conexant Systems, Inc.	18,100	106,609

50

* #	Convera Corp.	11,200	12,096
*	Convergys Corp.	127,944	1,887,174
	Corning, Inc.	77,875	1,599,553
*	CPI International, Inc.	12,888	184,298
*	Credence Systems Corp.	61,700	69,721
* #	Cree, Inc.	75,198	1,752,865
*	CSG Systems International, Inc.	25,200	476,280
*	CSP, Inc.	2,797	16,978
	CTS Corp.	1,700	22,508
*	Cyberoptics Corp.	7,425	67,122
*	Cybersource Corp.	44,046	756,710
*	Cymer, Inc.	22,900	685,626
* #	Cypress Semiconductor Corp.	66,300	2,149,446
#	Daktronics, Inc.	18,578	325,672
*	Datalink Corp.	5,056	29,881
	Dataram Corp.	6,153	14,829
*	DDi Corp.	4,900	27,832
*	DealerTrack Holdings, Inc.	23,976	441,878
*	Dell, Inc.	124,900	2,714,077
	Diebold, Inc.	34,329	1,361,145
*	Digi International, Inc.	22,400	264,544
* #	Digital River, Inc.	26,200	1,146,250
* #	Diodes, Inc.	30,855	734,040
*	Ditech Networks, Inc.	24,475	37,936
*	Dolby Laboratories, Inc.	11,700	476,190
*	Dot Hill Systems Corp.	32,106	69,991
*	Double-Take Software, Inc.	3,500	45,885
*	DSP Group, Inc.	21,500	166,625
* #	DST Systems, Inc.	23,700	1,463,475
*	DTS, Inc.	12,585	404,859
*	Dycom Industries, Inc.	26,572	425,949
*	Dynamics Research Corp.	7,271	65,221
*	EarthLink, Inc.	86,400	805,248
*	eBay, Inc.	67,556	1,684,171
* #	Ebix, Inc.	300	32,868
* #	Echelon Corp.	34,971	454,973
*	Echostar Holding Corp.	1,840	57,666
*	EDCI Holdings, Inc.	3,419	14,225
*	EDGAR Online, Inc.	3,500	7,910
*	Edgewater Technology, Inc.	8,788	43,501
*	EFJohnson Technologies, Inc.	13,208	23,774
*	Elecsys Corp.	376	2,559
*	Electro Scientific Industries, Inc.	19,074	272,567
* #	Electroglas, Inc.	15,057	22,435
* #	Electronic Arts, Inc.	9,352	456,471
*	Electronics for Imaging, Inc.	46,972	779,265
* #	Elixir Gaming Technologies, Inc.	42,803	17,977
* #	eLoyalty Corp.	2,342	11,499
*	EMC Corp.	236,100	3,607,608
* #	EMCORE Corp.	28,998	179,498
*	EMS Technologies, Inc.	11,000	258,390
*	Emulex Corp.	65,761	882,513
*	Endwave Corp.	5,844	35,064
*	Entegris, Inc.	92,138	567,570
*	Entorian Technologies, Inc.	23,725	17,319

51

*	Entrust, Inc.	45,416	106,728
*	Epicor Software Corp.	44,840	382,485
* #	EPIQ Systems, Inc.	29,000	327,410
* #	Equinix, Inc.	12,400	998,200
* #	Euronet Worldwide, Inc.	38,798	729,014
*	Evans & Sutherland Computer Corp.	1,668	1,918
*	Exar Corp.	30,139	233,276
*	Extreme Networks, Inc.	97,850	342,475
* #	F5 Networks, Inc.	19,300	658,323
#	Factset Research Systems, Inc.	11,444	717,653
#	Fair Isaac Corp.	34,900	806,190
*	Fairchild Semiconductor Corp. Class A	105,506	1,323,045
* #	FalconStor Software, Inc.	22,017	165,568
*	Faro Technologies, Inc.	14,100	333,042
* #	FEI Co.	23,872	646,454
	Fidelity National Information Services, Inc.	117,535	2,568,140
* #	Finisar Corp.	76,100	110,345
*	Fiserv, Inc.	68,217	3,537,734
* #	Flir Systems, Inc.	20,600	735,420
* #	FormFactor, Inc.	40,200	771,438
*	Forrester Research, Inc.	18,570	642,336
*	FortuNet, Inc.	1,270	6,096
*	Foundry Networks, Inc.	103,400	1,901,526
	Frequency Electronics, Inc.	5,150	23,587
*	FSI International, Inc.	9,520	10,853
*	Gartner Group, Inc.	16,500	435,765
*	Gerber Scientific, Inc.	22,700	202,484
	Gevity HR, Inc.	14,500	119,625
	Global Payments, Inc.	43,100	2,077,851
*	Globecomm Systems, Inc.	12,363	126,103
*	Goldleaf Financial Solutions, Inc.	15,800	27,176
*	Google, Inc.	13,180	6,106,162
*	Greenfield Online, Inc.	22,310	387,079
*	GSE Systems, Inc.	3,013	24,255
*	GSI Technology, Inc.	700	2,660
*	GTSI Corp.	7,192	49,625
*	Guidance Software, Inc.	6,286	40,042
*	Hackett Group, Inc.	32,181	205,958
*	Harmonic, Inc.	52,700	463,760
#	Harris Corp.	41,000	2,146,760
*	Harris Stratex Networks, Inc. Class A	18,219	170,530
*	Hauppauge Digital, Inc.	6,000	8,400
	Heartland Payment Systems, Inc.	12,018	271,126
	Henry Jack & Associates, Inc.	48,900	979,467
*	Hewitt Associates, Inc. Class A	54,800	2,203,508
	Hewlett-Packard Co.	213,714	10,027,461
*	hi/fn, Inc.	12,134	48,172
* #	Hittite Microwave Corp.	10,200	360,978
*	Hughes Communications, Inc.	10,196	450,153
* #	Hutchinson Technology, Inc.	22,342	323,736
*	Hypercom Corp.	46,944	213,595
* #	I.D. Systems, Inc.	7,377	66,319
* #	i2 Technologies, Inc.	8,800	126,808
*	IAC/InterActiveCorp.	69,402	1,152,073
	iBasis, Inc.	11,339	41,501

52

*	iGATE Capital Corp.	42,822	481,748
* #	iGo, Inc.	16,000	18,080
*	Ikanos Communications	23,895	62,127
* #	ImageWare Systems, Inc.	4,200	1,890
	Imation Corp.	29,589	628,470
#	Imergent, Inc.	7,900	89,349
* #	Immersion Corp.	21,500	142,975
*	InFocus Corp.	19,682	28,736
	InfoGROUP, Inc.	48,012	316,879
*	Informatica Corp.	47,405	799,722
	InfoSpace, Inc.	30,370	355,329
*	Ingram Micro, Inc.	134,804	2,549,144
*	Innodata Isogen, Inc.	13,154	38,278
*	Insight Enterprises, Inc.	41,122	684,270
	Integral Systems, Inc.	8,000	359,920
*	Integrated Device Technology, Inc.	152,755	1,617,675
*	Integrated Silicon Solution, Inc.	20,989	82,697
	Intel Corp.	458,292	10,481,138
*	Intelli-Check, Inc.	1,985	4,466
*	Intelligent Systems Corp.	629	2,013
*	Interactive Intelligence, Inc.	4,900	49,147
*	Intermec, Inc.	47,644	957,168
* #	Internap Network Services Corp.	14,400	44,496
	International Business Machines Corp.	77,144	9,390,739
*	International Rectifier Corp.	51,071	1,067,384
* #	Internet Brands, Inc.	2,500	17,475
*	Internet Capital Group, Inc.	29,412	248,531
*	Interphase Corp.	4,272	14,354
	Intersil Corp.	107,995	2,530,323
*	Intervoice, Inc.	25,983	213,580
*	Interwoven, Inc.	35,844	527,624
*	Intest Corp.	3,806	5,138
*	Intevac, Inc.	16,000	162,880
*	IntriCon Corp.	2,550	14,867
*	Intuit, Inc.	34,988	1,052,089
*	INX, Inc.	861	7,964
*	iPass, Inc.	54,396	123,479
*	iPCS, Inc.	4,891	97,820
*	IPG Photonics Corp.	2,310	47,055
* #	Iron Mountain, Inc.	83,821	2,423,265
* #	Isilon Systems, Inc.	1,300	6,578
*	Iteris, Inc.	19,864	44,297
* #	Itron, Inc.	16,500	1,709,070
*	Ixia	58,054	504,489
*	IXYS Corp.	28,073	357,369
*	j2 Global Communications, Inc.	13,288	327,815
	Jabil Circuit, Inc.	169,300	2,854,398
*	Jaco Electronics, Inc.	3,034	3,975
*	JDA Software Group, Inc.	25,700	468,511
* #	JDS Uniphase Corp.	191,204	1,942,633
* #	Juniper Networks, Inc.	161,958	4,162,321
*	Jupitermedia Corp.	12,600	14,742
	Keithley Instruments, Inc.	12,790	121,633
* #	Kemet Corp.	4,300	6,966
*	Key Tronic Corp.	7,752	26,047

53

*	Keynote Systems, Inc.	11,812	165,604
	KLA-Tencor Corp.	72,022	2,669,135
*	Kopin Corp.	60,187	179,357
*	Kratos Defense & Security Solutions, Inc.	74,440	151,113
*	Kulicke & Soffa Industries, Inc.	40,500	208,170
*	KVH Industries, Inc.	12,392	112,024
* #	L-1 Identity Solutions, Inc.	64,335	1,060,241
* #	Lam Research Corp.	47,300	1,738,748
*	LaserCard Corp.	5,364	30,575
*	Lattice Semiconductor Corp.	90,100	210,834
* #	Lawson Software, Inc.	147,365	1,192,183
*	Leadis Technolgies, Inc.	19,431	19,042
*	LeCroy Corp.	9,674	80,584
*	Lender Processing Services, Inc.	31,117	1,036,196
*	Lexmark International, Inc.	57,600	2,071,872
	Linear Technology Corp.	18,572	606,190
*	Lionbridge Technologies, Inc.	37,706	120,282
*	Littlefuse, Inc.	14,538	515,808
*	LogicVision, Inc.	56	67
*	Logility, Inc.	4,687	32,012
*	LoJack Corp.	15,800	114,550
*	LookSmart, Ltd.	14,472	46,889
*	Loral Space & Communications, Inc.	12,632	232,050
*	LSI Corp.	167,012	1,110,630
*	LTX Corp.	39,188	70,147
* #	Lumera Corp.	12,349	8,397
* #	Luna Innovations, Inc.	6,251	38,944
*	Macrovision Solutions Corp.	54,717	849,208
*	Magma Design Automation, Inc.	17,400	88,392
*	Management Network Group, Inc.	8,935	9,650
* #	Manhattan Associates, Inc.	16,800	411,768
*	ManTech International Corp. Class A	12,400	730,236
#	Marchex, Inc. Class B	20,200	227,654
*	Mastec, Inc.	49,366	697,048
*	Mattson Technology, Inc.	43,500	221,850
	Maximus, Inc.	15,900	588,300
* #	Maxwell Technologies, Inc.	11,768	145,452
*	McAfee, Inc.	60,700	2,401,292
*	MEMC Electronic Materials, Inc.	13,600	667,624
*	Mentor Graphics Corp.	74,175	904,935
*	Mercury Computer Systems, Inc.	15,349	141,978
*	Merix Corp.	14,884	27,684
	Mesa Laboratories, Inc.	2,524	52,979
*	Metavante Technologies, Inc.	24,753	585,161
	Methode Electronics, Inc.	33,572	368,956
	Micrel, Inc.	59,600	548,916
#	Microchip Technology, Inc.	49,500	1,584,495
*	Micron Technology, Inc.	414,749	1,758,536
*	Micros Systems, Inc.	20,200	622,564
*	Microsemi Corp.	53,700	1,476,750
	Microsoft Corp.	526,939	14,380,165
*	MicroStrategy, Inc.	2,300	147,568
*	Microtune, Inc.	37,695	139,848
* #	Midway Games, Inc.	16,559	37,589
* #	Mindspeed Technologies, Inc.	4,506	16,447

54

*	MIPS Technologies, Inc.	27,925	111,142
*	MIVA, Inc.	20,600	21,218
*	MKS Instruments, Inc.	39,061	880,435
	Mocon, Inc.	4,221	44,869
	Molex, Inc.	12,787	308,422
	Molex, Inc. Class A	30,626	706,236
#	MoneyGram International, Inc.	40,400	68,680
*	Monolithic Power Systems	17,670	430,618
* #	MoSys, Inc.	21,614	98,344
	Motorola, Inc.	487,600	4,593,192
*	MPS Group, Inc.	63,078	726,659
* #	MRV Communications, Inc.	77,375	105,230
*	MSC. Software Corp.	37,978	492,954
	MTS Systems Corp.	13,600	564,128
* #	Multi-Fineline Electronix, Inc.	16,519	281,814
*	Nanometrics, Inc.	16,814	61,035
*	Napco Security Systems, Inc.	11,922	48,999
*	Napster, Inc.	28,464	38,142
	National Instruments Corp.	18,300	590,724
	National Semiconductor Corp.	25,772	552,294
*	NCI, Inc.	5,841	156,539
*	NCR Corp.	73,380	1,941,635
* #	NeoMagic Corp.	7,711	2,778
*	NetApp, Inc.	26,500	675,220
*	NETGEAR, Inc.	27,800	468,430
* #	Netlogic Microsystems, Inc.	13,800	479,274
*	NetScout Systems, Inc.	29,160	434,484
*	Network Engines, Inc.	14,793	14,201
* #	Network Equipment Technologies, Inc.	24,141	78,700
*	Newport Corp.	17,390	162,944
	NIC, Inc.	37,300	258,116
*	NMS Communications Corp.	3,300	1,881
* #	Novatel Wireless, Inc.	17,700	110,271
*	Novell, Inc.	308,686	1,984,851
* #	Novellus Systems, Inc.	93,368	2,116,653
*	Nu Horizons Electronics Corp.	12,000	57,720
*	Nuance Communications, Inc.	42,175	666,365
*	NumereX Corp. Class A	7,591	39,625
*	Nvidia Corp.	40,950	517,608
	O.I. Corp.	1,215	14,787
* #	Omniture, Inc.	7,310	130,264
* #	OmniVision Technologies, Inc.	47,041	549,439
*	ON Semiconductor Corp.	153,755	1,456,060
* #	On2 Technologies, Inc.	30,000	12,900
*	Online Resources Corp.	22,221	193,545
*	Onvia, Inc.	3,125	14,844
	Openwave Systems, Inc.	43,716	62,951
*	Oplink Communications, Inc.	18,700	245,718
* #	OPNET Technologies, Inc.	16,500	218,625
*	Optical Cable Corp.	100	692
*	Oracle Corp.	292,757	6,420,161
* #	Orbcomm, Inc.	7,766	44,732
*	Orthovita, Inc.	3,400	10,370
*	OSI Systems, Inc.	13,621	316,143
*	Overland Storage, Inc.	4,100	3,280

55

* #	OYO Geospace Corp.	3,039	149,093
* #	Palm, Inc.	90,703	771,883
*	PAR Technology Corp.	11,900	95,676
*	Parametric Technology Corp.	68,419	1,373,854
	Park Electrochemical Corp.	17,300	484,746
* #	Parkervision, Inc.	6,928	74,822
	Paychex, Inc.	41,290	1,407,163
*	PC Connection, Inc.	23,400	177,606
	PC-Tel, Inc.	19,793	200,107
*	PDF Solutions, Inc.	14,765	93,758
	Pegasystems, Inc.	21,522	315,513
*	Perceptron, Inc.	2,580	19,118
* #	Perficient, Inc.	21,915	174,005
*	Performance Technologies, Inc.	4,723	23,521
*	Pericom Semiconductor Corp.	19,144	261,124
*	Perot Systems Corp.	106,900	1,902,820
*	Pervasive Software, Inc.	14,872	65,883
*	Phoenix Technologies, Ltd.	18,744	206,934
*	Photon Dynamics, Inc.	12,291	187,069
*	Photronics, Inc.	23,700	77,499
*	Physicians Formula Holdings, Inc.	80	471
*	Pinnacle Data Systems, Inc.	700	637
*	Planar Systems, Inc.	11,955	33,115
*	PlanetOut, Inc.	300	756
#	Plantronics, Inc.	40,200	1,037,160
*	PLATO Learning, Inc.	5,448	10,133
*	Plexus Corp.	38,613	1,082,322
* #	PLX Technology, Inc.	22,700	129,163
*	PMC-Sierra, Inc.	155,765	1,401,885
* #	Polycom, Inc.	73,768	2,068,455
* #	Power Integrations, Inc.	22,800	671,004
* #	Powerwave Technologies, Inc.	85,432	431,432
* #	Presstek, Inc.	23,375	125,524
* ●	Price Communications Liquidation Trust	11,700	1,598
* #	Procera Networks, Inc.	3,031	4,486
*	Progress Software Corp.	34,484	1,007,278
	QAD, Inc.	23,760	156,341
*	QLogic Corp.	95,083	1,776,150
	QUALCOMM, Inc.	72,044	3,793,117
#	Quality Systems, Inc.	7,800	333,996
	Qualstar Corp.	5,170	16,544
*	Quantum Corp.	151,647	268,415
*	Quest Software, Inc.	68,138	1,007,761
*	QuickLogic Corp.	21,500	32,895
*	Rackable Systems, Inc.	18,200	188,552
*	Radiant Systems, Inc.	24,500	223,440
*	RadiSys Corp.	20,400	225,828
*	RAE Systems, Inc.	36,268	72,899
*	Rambus, Inc.	23,600	415,124
*	Ramtron International Corp.	15,923	55,571
*	RealNetworks, Inc.	121,373	804,703
*	Red Hat, Inc.	36,600	768,600
	Relm Wireless Corp.	8,000	11,600
#	Renaissance Learning, Inc.	8,199	104,045
*	RF Micro Devices, Inc.	175,033	679,128

56

*	RF Monolithics, Inc.	5,800	5,800
	Richardson Electronics, Ltd.	9,637	64,664
*	RightNow Technologies, Inc.	9,136	136,949
*	Rimage Corp.	7,632	121,654
* #	Rofin-Sinar Technologies, Inc.	23,860	964,421
*	Rogers Corp.	13,400	536,134
*	Rudolph Technologies, Inc.	19,519	164,740
*	S1 Corp.	36,040	274,985
*	Saba Software, Inc.	14,165	51,277
* #	Safeguard Scientifics, Inc.	76,065	108,773
* #	Salesforce.com, Inc.	11,300	633,026
*	Sandisk Corp.	74,600	1,078,716
*	Sanmina-SCI Corp.	285,919	671,910
*	Sapient Corp.	72,900	675,783
* #	SAVVIS, Inc.	12,000	190,560
*	ScanSource, Inc.	21,534	647,958
*	Scientific Learning Corp.	11,264	46,408
*	SCM Microsystems, Inc.	7,148	18,013
*	Seachange International, Inc.	19,613	168,280
*	Secure Computing Corp.	55,400	237,112
*	Semitool, Inc.	27,673	266,768
*	Semtech Corp.	46,772	691,758
*	SI International, Inc.	11,480	358,520
* #	Sigma Designs, Inc.	7,200	123,336
*	Silicon Image, Inc.	57,504	398,503
* #	Silicon Laboratories, Inc.	42,100	1,419,191
*	Silicon Storage Technology, Inc.	90,288	295,242
* #	Simulations Plus, Inc.	4,400	7,964
*	SiRF Technology Holdings, Inc.	44,800	82,880
*	Skyworks Solutions, Inc.	150,623	1,461,043
*	SM&A	14,489	47,959
* #	Smith Micro Software, Inc.	20,400	154,428
*	Soapstone Networks, Inc.	11,800	46,256
*	SoftBrands, Inc.	14,700	13,671
* #	Sonic Foundry, Inc.	6,195	4,708
* #	Sonic Solutions, Inc.	16,806	78,148
*	SonicWALL, Inc.	46,144	301,782
* #	Sonus Networks, Inc.	134,884	455,908
* #	Sourcefire, Inc.	3,800	29,830
* #	SourceForge, Inc.	29,414	40,003
*	Spectrum Control, Inc.	10,631	87,812
*	SPSS, Inc.	13,259	418,719
*	SRA International, Inc.	33,900	795,972
*	SRS Labs, Inc.	7,675	46,127
*	Standard Microsystems Corp.	17,572	513,454
	StarTek, Inc.	13,281	120,060
* #	STEC, Inc.	42,738	432,936
* #	Stratasys, Inc.	15,500	258,230
*	SumTotal Systems, Inc.	19,347	93,446
*	Sun Microsystems, Inc.	199,342	1,794,078
*	Sunair Electronics, Inc.	5,100	10,328
* #	SunPower Corp. Class A	3,700	360,935
*	Supertex, Inc.	9,800	291,060
*	SupportSoft, Inc.	32,680	114,053
*	Sybase, Inc.	61,700	2,123,097

57

*	Sycamore Networks, Inc.	215,851	755,479
*	Sykes Enterprises, Inc.	38,769	780,808
*	Symantec Corp.	220,865	4,927,498
*	Symmetricom, Inc.	32,900	161,868
* #	Synaptics, Inc.	11,000	575,740
* #	Synchronoss Technologies, Inc.	6,487	82,125
* #	SYNNEX Corp.	27,488	631,949
*	Synopsys, Inc.	99,704	2,146,627
#	Syntel, Inc.	11,967	395,749
*	Take-Two Interactive Software, Inc.	45,100	1,130,657
*	Tech Data Corp.	47,918	1,635,921
	Technitrol, Inc.	30,541	482,853
*	Technology Solutions Co.	829	3,341
*	TechTeam Global, Inc.	8,247	70,347
*	Techwell, Inc.	15,800	175,064
*	Tekelec	56,109	920,749
* #	TeleCommunication Systems, Inc.	25,875	217,350
* #	Telkonet, Inc.	3,170	1,030
*	Tellabs, Inc.	299,536	1,560,583
*	Telular Corp.	12,364	34,372
*	Teradata Corp.	25,280	621,130
*	Teradyne, Inc.	152,813	1,425,745
* #	Terremark Worldwide, Inc.	42,253	305,489
*	Tessco Technologies, Inc.	5,117	75,322
*	Tessera Technologies, Inc.	12,118	281,986
	Texas Instruments, Inc.	47,284	1,158,931
* #	The Knot, Inc.	20,334	185,243
	TheStreet.com, Inc.	18,740	133,054
*	Think Partnership, Inc.	26,064	13,553
*	ThinkEngine Networks, Inc.	461	28
*	THQ, Inc.	43,822	671,353
*	TIBCO Software, Inc.	152,457	1,248,623
*	Tier Technologies, Inc. Class B	700	5,390
*	TNS, Inc.	7,932	181,643
*	Tollgrade Communications, Inc.	7,622	51,220
	Total System Services, Inc.	27,350	544,812
* #	Track Data Corp.	2,570	4,755
*	Transact Technologies, Inc.	7,427	90,981
* #	Transwitch Corp.	848	661
* #	Travelzoo, Inc.	1,600	12,528
*	Trident Microsystems, Inc.	16,500	51,975
*	Trimble Navigation, Ltd.	56,519	1,913,168
	Trio-Tech International	1,787	9,471
*	Triquint Semiconductor, Inc.	122,733	771,991
	TSR, Inc.	1,503	4,058
*	TTM Technologies, Inc.	36,009	431,388
*	Tumbleweed Communications Corp.	30,955	78,935
*	Tyler Technologies, Inc.	27,100	439,291
* #	Ultimate Software Group, Inc.	7,689	215,600
*	Ultra Clean Holdings, Inc.	15,045	109,528
*	Ultratech, Inc.	20,400	302,940
*	Unisys Corp.	83,400	341,106
	United Online, Inc.	70,802	745,549
* #	Universal Display Corp.	10,994	155,895
* #	UTStarcom, Inc.	94,127	306,854

58

*	ValueClick, Inc.	64,900	836,561
* #	Varian Semiconductor Equipment Associates, Inc.	17,541	566,574
*	Veeco Instruments, Inc.	24,300	408,483
* #	VeriFone Holdings, Inc.	44,500	897,120
*	VeriSign, Inc.	39,976	1,278,033
*	Viasat, Inc.	21,180	555,551
*	Vicon Industries, Inc.	3,400	18,445
*	Video Display Corp.	5,063	40,909
*	Vignette Corp.	14,740	200,906
*	Virage Logic Corp.	16,250	107,250
*	Vishay Intertechnology, Inc.	189,860	1,687,855
*	Vocus, Inc.	6,700	238,855
* #	Volterra Semiconductor Corp.	8,300	130,476
* #	Vyyo, Inc.	3,975	676
* #	Wave Systems Corp. Class A	10,400	4,888
	Wayside Technology Group, Inc.	659	5,035
*	Websense, Inc.	23,075	522,418
*	Website Pros, Inc.	23,204	140,152
*	Westell Technologies, Inc.	38,970	35,147
*	Western Digital Corp.	92,189	2,513,072
	Western Union Co.	15,472	427,337
*	White Electronics Designs Corp.	8,612	42,285
*	Wind River Systems, Inc.	69,136	763,953
*	Winland Electronics, Inc.	400	552
* #	Wireless Ronin Technologies, Inc.	3,454	13,125
*	Wireless Telecom Group, Inc.	16,062	18,471
*	WPCS International, Inc.	6,800	39,236
*	Wright Express Corp.	12,800	380,800
	Xerox Corp.	342,652	4,773,142
	Xilinx, Inc.	111,580	2,898,848
* #	X-Rite, Inc.	24,902	100,106
*	Yahoo!, Inc.	66,565	1,290,030
*	Zebra Technologies Corp. Class A	43,114	1,346,019
*	ZILOG, Inc.	5,736	19,961
* #	Zix Corp.	16,950	47,121
*	Zones, Inc.	3,460	28,856
*	Zoran Corp.	40,900	364,010
*	Zygo Corp.	12,070	126,494
Total Information Technology			391,716,134

Materials — (5.0%)
	A. M. Castle & Co.	18,016	361,761
	A. Schulman, Inc.	1,400	33,908
*	AEP Industries, Inc.	2,000	37,260
	Air Products & Chemicals, Inc.	19,200	1,763,520
	Airgas, Inc.	56,913	3,371,526
	AK Steel Holding Corp.	18,400	968,024
	Albemarle Corp.	43,700	1,736,638
	Alcoa, Inc.	232,936	7,484,234
#	Allegheny Technologies, Inc.	29,850	1,462,650
#	AMCOL International Corp.	25,100	915,146
*	American Pacific Corp.	5,088	87,615
#	American Vanguard Corp.	16,621	246,656
	Aptargroup, Inc.	47,238	1,907,943
	Arch Chemicals, Inc.	18,500	678,950

59

	Ashland, Inc.	50,400	2,062,872
* #	Atlantis Plastics, Inc.	201	18
	Balchem Corp.	13,426	366,396
	Ball Corp.	36,100	1,657,712
* #	Basin Water, Inc.	3,919	6,858
	Bemis Co., Inc.	75,661	2,112,455
*	Brush Engineered Materials, Inc.	14,800	433,640
*	Buckeye Technologies, Inc.	17,525	161,405
	Cabot Corp.	57,081	1,579,431
#	Calgon Carbon Corp.	25,300	539,649
*	Caraustar Industries, Inc.	9,781	19,366
	Carpenter Technology Corp.	28,580	1,109,190
	Celanese Corp. Class A	15,100	582,256
*	Century Aluminum Co.	22,800	1,111,728
	Chemtura Corp.	219,251	1,444,864
	Chesapeake Corp.	900	1,134
#	Cleveland-Cliffs, Inc.	43,200	4,372,704
* #	Coeur d’Alene Mines Corp.	361,100	646,369
	Commercial Metals Co.	102,300	2,662,869
	Compass Minerals International, Inc.	13,558	939,163
*	Constar International, Inc.	4,211	7,369
*	Continental Materials Corp.	819	16,912
*	Core Molding Technologies, Inc.	5,592	40,262
*	Crown Holdings, Inc.	37,000	1,026,380
	Cytec Industries, Inc.	50,365	2,558,542
#	Deltic Timber Corp.	9,685	594,078
	Dow Chemical Co.	264,088	9,013,323
	duPont (E.I.) de Nemours & Co., Inc.	85,900	3,817,396
#	Eagle Materials, Inc.	34,300	1,047,179
	Eastman Chemical Co.	29,116	1,756,277
	Ecolab, Inc.	24,544	1,122,643
	Empire Resources, Inc.	6,900	24,150
	Ferro Corp.	38,700	852,948
*	Flight Safety Technologies, Inc.	1,300	676
* #	Flotek Industries, Inc.	6,990	117,782
	FMC Corp.	37,800	2,779,812
	Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	6,818,421
	Friedman Industries, Inc.	4,579	43,043
#	General Maritime Corp.	22,900	565,630
* #	General Moly, Inc.	14,500	98,890
#	Georgia Gulf Corp.	26,200	88,294
	Gibraltar Industries, Inc.	23,387	503,054
	Glatfelter	2,200	32,274
*	Graphic Packaging Holding Co.	151,918	432,966
	Greif, Inc. Class A	15,000	1,036,650
	Greif, Inc. Class B	10,238	619,399
* #	H&E Equipment Services, Inc.	18,345	258,848
#	H.B. Fuller Co.	49,900	1,300,893
	Hawkins, Inc.	5,305	83,925
* #	Haynes International, Inc.	9,985	583,723
* #	Headwaters, Inc.	30,822	474,351
* #	Hecla Mining Co.	72,654	510,031
#	Hercules, Inc.	74,400	1,603,320
	Huntsman Corp.	52,700	687,735
* #	ICO, Inc.	11,200	64,848

60

	Innophos Holdings, Inc.	3,500	131,215
	International Flavors & Fragrances, Inc.	17,200	691,612
	International Paper Co.	137,335	3,714,912
*	Ion Geophysical Corp.	52,300	843,076
	Kaiser Aluminum Corp.	16,349	883,827
#	KMG Chemicals, Inc.	7,705	82,135
	Koppers Holdings, Inc.	10,300	471,843
	Kronos Worldwide, Inc.	18,616	305,861
*	Landec Corp.	17,700	166,203
	Louisiana-Pacific Corp.	87,209	849,416
* #	LSB Industries, Inc.	5,200	125,528
	Lubrizol Corp.	56,215	2,978,833
#	Martin Marietta Materials, Inc.	4,000	451,600
*	Material Sciences Corp.	8,954	68,050
*	Maxxam, Inc.	1,733	32,927
	MeadWestavco Corp.	105,390	2,790,727
* #	Metalico, Inc.	23,400	301,392
	Minerals Technologies, Inc.	15,003	985,397
* #	Mines Management, Inc.	20,400	42,636
*	Mod-Pac Corp.	1,165	4,800
	Monsanto Co.	26,000	2,970,500
	Myers Industries, Inc.	19,800	260,568
	Nalco Holding Co.	111,800	2,556,866
* #	Nanophase Technologies Corp.	4,649	8,229
	Neenah Paper, Inc.	12,200	236,924
	Nevada Chemicals, Inc.	6,071	60,406
	NewMarket Corp.	10,500	713,370
	Newmont Mining Corp.	61,700	2,782,670
#	NL Industries, Inc.	39,618	416,781
	NN, Inc.	9,700	159,274
*	Northern Technologies International Corp.	2,000	26,360
* #	Northwest Pipe Co.	6,579	381,121
	Nucor Corp.	28,600	1,501,500
#	Olin Corp.	62,400	1,679,184
	Olympic Steel, Inc.	5,800	276,138
*	OM Group, Inc.	23,100	857,010
*	OMNOVA Solutions, Inc.	28,900	83,521
*	Owens-Illinois, Inc.	22,300	994,580
	Packaging Corp. of America	61,844	1,592,483
*	Pactiv Corp.	111,400	2,993,318
*	Patriot Coal Corp.	2,320	139,107
	Penford Corp.	8,669	143,992
* #	Peoplesupport, Inc.	15,100	183,465
*	PolyOne Corp.	81,275	667,268
	PPG Industries, Inc.	58,900	3,702,454
	Praxair, Inc.	21,392	1,921,857
	Quaker Chemical Corp.	8,896	263,322
*	Ready Mix, Inc.	300	1,380
	Reliance Steel & Aluminum Co.	51,714	2,948,215
*	Rock of Ages Corp.	2,695	5,336
	Rock-Tenn Co. Class A	30,291	1,111,074
*	Rockwood Holdings, Inc.	59,444	2,249,955
	Rohm & Haas Co.	21,600	1,621,080
*	Rosetta Resources, Inc.	47,604	1,106,793
#	Royal Gold, Inc.	25,932	900,100

61

	RPM International, Inc.	106,638	2,303,381
*	RTI International Metals, Inc.	15,950	539,270
	Schnitzer Steel Industries, Inc. Class A	14,113	965,470
	Schweitzer-Maudoit International, Inc.	13,563	257,154
	Scotts Miracle-Gro Co. Class A	33,200	887,768
	Sealed Air Corp.	136,400	3,304,972
	Sensient Technologies Corp.	37,496	1,095,258
#	Sigma-Aldrich Corp.	20,178	1,145,303
	Silgan Holdings, Inc.	12,590	658,961
*	Smurfit-Stone Container Corp.	210,937	1,065,232
*	Solitario Exploration & Royalty Corp.	2,415	9,491
	Sonoco Products Co.	86,700	2,996,352
#	Southern Copper Corp.	44,100	1,125,873
	Spartech Corp.	11,373	119,758
	Steel Dynamics, Inc.	83,352	2,069,630
	Stepan Co.	7,874	463,227
* #	Stillwater Mining Co.	71,058	529,382
*	Symyx Technologies, Inc.	19,863	219,486
#	Synalloy Corp.	3,709	56,785
#	Temple-Inland, Inc.	31,500	526,365
	Terra Industries, Inc.	48,600	2,436,804
#	Texas Industries, Inc.	21,040	1,108,177
	The Mosaic Co.	6,000	640,440
#	Titanium Metals Corp.	27,786	400,396
	Tronox, Inc. Class B	2,476	1,213
*	U.S. Concrete, Inc.	30,248	126,437
*	U.S. Gold Corp.	51,600	65,016
* #	United States Lime & Minerals, Inc.	2,334	90,513
	United States Steel Corp.	36,950	4,916,937
*	Universal Stainless & Alloy Products, Inc.	5,300	191,595
#	Valhi, Inc.	37,870	694,157
	Valspar Corp.	88,255	2,088,113
#	Vulcan Materials Co.	66,770	4,997,067
*	W.R. Grace & Co.	19,100	502,139
	Wausau Paper Corp.	39,844	343,057
	Westlake Chemical Corp.	44,716	848,710
	Weyerhaeuser Co.	62,589	3,473,064
*	Williams Industries, Inc.	100	161
#	Worthington Industries, Inc.	62,644	1,102,534
	Zep, Inc.	6,250	122,438
* #	Zoltek Companies, Inc.	19,200	326,976
Total Materials			181,701,187

Other — (0.0%)
* ●	DMRC Corp.	4,916	57,303
* ●	Tripos Escrow Shares	700	63
Total Other			57,366

Telecommunication Services — (2.7%)
#	Alaska Communications Systems Group, Inc.	22,791	239,761
*	American Tower Corp.	22,100	913,393
	Arbinet-thexchange, Inc.	19,774	76,921
	AT&T, Inc.	1,229,792	39,341,046
* #	Cbeyond, Inc.	300	5,079
*	Centennial Communications Corp.	49,425	376,619

62

	CenturyTel, Inc.	63,538	2,454,473
*	Cincinnati Bell, Inc.	126,100	491,790
* #	Cogent Communications Group, Inc.	20,600	189,726
	Consolidated Communications Holdings, Inc.	26,338	397,967
*	Crown Castle International Corp.	108,300	4,050,420
	D&E Communications, Inc.	12,019	112,378
	Embarq Corp.	14,820	698,911
#	FairPoint Communications, Inc.	43,811	387,727
*	FiberTower Corp.	33,173	43,125
#	Frontier Communications Corp.	126,980	1,596,139
*	General Communications, Inc. Class A	30,268	306,918
	Hickory Tech Corp.	8,607	60,421
*	ICO Global Communications (Holdings), Ltd.	19,323	56,616
	IDT Corp.	400	620
#	IDT Corp. Class B	19,444	30,138
#	Iowa Telecommunications Services, Inc.	19,600	360,444
* #	LCC International, Inc. Class A	11,688	6,896
* #	Leap Wireless International, Inc.	19,218	858,276
* #	Level 3 Communications, Inc.	104,411	358,130
*	NeuStar, Inc.	6,900	165,669
*	Nexstar Broadcasting Group, Inc.	1,300	4,693
* #	Nextwave Wireless, Inc.	70,912	68,785
*	NII Holdings, Inc.	16,703	877,242
*	Occam Networks, Inc.	1,300	5,759
*	PAETEC Holding Corp.	46,037	151,922
*	Point.360	6,026	8,376
*	Premiere Global Services, Inc.	49,100	742,392
#	Qwest Communications International, Inc.	85,500	323,190
*	SBA Communications Corp.	16,344	570,896
#	Shenandoah Telecommunications Co.	13,155	227,318
*	Spark Networks, Inc.	7,200	30,816
	Sprint Nextel Corp.	783,400	6,831,248
	SureWest Communications	11,047	131,349
*	Syniverse Holdings, Inc.	49,700	824,523
	Telephone & Data Systems, Inc.	32,367	1,242,893
	Telephone & Data Systems, Inc. Special Shares	17,049	636,780
*	tw Telecom, Inc.	36,200	555,308
*	United States Cellular Corp.	26,955	1,409,747
* #	USA Mobility, Inc.	17,800	200,606
	Verizon Communications, Inc.	814,763	28,614,477
	Warwick Valley Telephone Co.	2,740	30,030
	Windstream Corp.	21,624	268,570
*	Xeta Corp.	5,146	16,776
Total Telecommunication Services			97,353,299

Utilities — (2.4%)
*	AES Corp.	148,424	2,264,950
	AGL Resources, Inc.	26,092	862,602
	Allegheny Energy, Inc.	16,700	757,011
	ALLETE, Inc.	14,644	618,270
	Alliant Energy Corp.	14,100	492,795
	Ameren Corp.	27,291	1,142,401
	American Electric Power Co., Inc.	19,472	760,187
#	American States Water Co.	9,500	375,345
#	Aqua America, Inc.	41,705	762,784

63

	Artesian Resources Corp. Class A	2,951	51,495
	Atmos Energy Corp.	30,998	853,685
#	Avista Corp.	29,067	648,194
	Black Hills Corp.	21,077	712,613
*	Cadiz, Inc.	3,271	63,817
	California Water Service Group	10,528	413,645
	CenterPoint Energy, Inc.	43,262	687,001
#	Central Vermont Public Service Corp.	5,323	129,349
	CH Energy Group, Inc.	8,274	329,305
	Chesapeake Utilities Corp.	3,792	114,822
	Cleco Corp.	35,169	886,610
	CMS Energy Corp.	69,700	945,829
	Connecticut Water Services, Inc.	5,870	156,788
	Consolidated Edison, Inc.	34,814	1,423,893
	Constellation Energy Group	6,600	440,286
	Delta Natural Gas Co., Inc.	1,648	45,007
	Dominion Resources, Inc.	39,138	1,703,677
	DPL, Inc.	35,600	883,592
	DTE Energy Co.	21,210	894,214
	Duke Energy Corp.	64,853	1,131,036
*	Dynegy, Inc.	273,100	1,627,676
	Edison International	17,779	816,412
*	El Paso Electric Co.	24,700	525,863
#	Empire District Electric Co.	14,665	309,432
	Energen Corp.	17,400	971,616
	Energy East Corp.	32,181	875,323
	Energy West, Inc.	2,055	20,447
#	EnergySouth, Inc.	4,489	274,951
	Entergy Corp.	13,265	1,371,468
* #	Environmental Power Corp.	4,361	13,955
	Equitable Resources, Inc.	8,744	436,413
	Exelon Corp.	28,311	2,150,504
	FirstEnergy Corp.	16,655	1,209,819
	Florida Public Utilities Co.	2,760	36,018
	FPL Group, Inc.	21,321	1,280,539
	Great Plains Energy, Inc.	36,827	863,593
#	Hawaiian Electric Industries, Inc.	33,000	872,850
#	IDACORP, Inc.	25,600	762,880
	Integrys Energy Group, Inc.	21,372	1,117,114
#	ITC Holdings Corp.	25,600	1,433,856
#	Laclede Group, Inc.	12,000	539,160
*	Maine & Maritimes Corp.	1,244	55,171
	MDU Resources Group, Inc.	19,604	647,716
	MGE Energy, Inc.	11,200	379,680
	Middlesex Water Co.	9,986	176,952
* #	Mirant Corp.	26,700	789,786
	National Fuel Gas Co.	23,131	1,094,328
#	New Jersey Resources Corp.	23,700	857,466
#	Nicor, Inc.	22,252	1,021,144
	NiSource, Inc.	35,700	588,336
#	Northeast Utilities, Inc.	19,832	533,282
#	Northwest Natural Gas Co.	13,159	641,238
	NorthWestern Corp.	17,403	457,699
*	NRG Energy, Inc.	90,400	3,402,656
	NSTAR	36,869	1,247,647

64

	OGE Energy Corp.	25,386	855,508
	Oneok, Inc.	11,161	487,847
#	Ormat Technologies, Inc.	19,400	972,716
#	Otter Tail Corp.	13,500	536,085
	Pepco Holdings, Inc.	26,555	673,169
	PG&E Corp.	19,300	797,669
#	Piedmont Natural Gas Co.	21,761	627,805
	Pinnacle West Capital Corp.	24,306	855,328
#	PNM Resources, Inc.	15,712	185,244
	Portland General Electric Co.	34,000	871,080
	PPL Corp.	17,844	781,032
	Progress Energy, Inc.	26,591	1,161,495
	Public Service Enterprise Group, Inc.	149,000	6,074,730
	Puget Energy, Inc.	27,871	777,601
	Questar Corp.	65,644	3,406,267
*	Reliant Energy, Inc.	186,100	3,169,283
	RGC Resources, Inc.	971	28,062
	SCANA Corp.	14,928	585,178
	Sempra Energy	13,700	793,504
	Sierra Pacific Resources	73,744	828,883
	SJW Corp.	14,270	397,705
	South Jersey Industries, Inc.	18,988	677,302
	Southern Co.	34,672	1,300,547
	Southern Union Co.	42,372	1,104,214
	Southwest Gas Corp.	26,183	794,654
#	Southwest Water Co.	17,235	203,718
	TECO Energy, Inc.	60,775	1,084,226
	UGI Corp.	33,681	926,228
#	UIL Holdings Corp.	14,685	478,731
	Unisource Energy Corp.	17,916	575,641
	Unitil Corp.	3,981	105,855
	Vectren Corp.	23,684	656,994
	Westar Energy, Inc.	27,655	626,386
	WGL Holdings, Inc.	23,532	757,730
#	Wisconsin Energy Corp.	11,807	552,213
	Xcel Energy, Inc.	56,044	1,149,462
	York Water Co.	4,821	67,976
Total Utilities			85,882,261

TOTAL COMMON STOCKS			3,106,437,692

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	1,324	323,056

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	462	—
*	Valley National Bancorp Warrants 06/30/15	398	1,952
*	Caliper Life Sciences, Inc. Warrants 08/10/11	359	151
TOTAL RIGHTS/WARRANTS			2,103

65

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	18,325,259	18,325,259

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (13.9%)
§ @	DFA Short Term Investment Fund LP	$477,106	477,105,544

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $34,256,848 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 02/01/34 to 03/01/38, valued at $26,675,312) to be repurchased at $25,904,519	25,898	25,898,361

TOTAL SECURITIES LENDING COLLATERAL			503,003,905

TOTAL INVESTMENTS - (100.0%)
(Cost $3,888,144,399) ##			$3,628,092,015

66

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (83.5%)
Consumer Discretionary — (12.2%)
*	1-800-FLOWERS.COM, Inc.	17,264	$106,001
*	4Kids Entertainment, Inc.	5,847	53,091
*	99 Cents Only Stores	25,100	214,856
*	A.C. Moore Arts & Crafts, Inc.	9,600	72,384
#	Aaron Rents, Inc.	30,399	868,195
	Aaron Rents, Inc. Class A	1,818	43,841
#	Abercrombie & Fitch Co.	3,008	157,770
* #	AbitibiBowater Canada, Inc.	7,280	47,902
*	Acme Communications, Inc.	3,300	3,762
	Acme United Corp.	1,600	22,000
	Advance Auto Parts, Inc.	9,426	405,695
*	Aeropostale, Inc.	6,850	238,791
*	AFC Enterprises, Inc.	3,365	30,521
	Ah Belo Corp.	10,080	48,888
	Aldila, Inc.	3,550	13,383
*	Alloy, Inc.	8,891	63,837
	Ambassadors Group, Inc.	6,894	116,646
* #	AMDL, Inc.	8,800	25,520
	American Axle & Manufacturing Holdings, Inc.	37,100	180,306
*	American Biltrite, Inc.	1,151	5,007
	American Eagle Outfitters, Inc.	5,050	76,002
	American Greetings Corp. Class A	21,500	345,720
*	America’s Car-Mart, Inc.	8,724	164,971
#	Ameristar Casinos, Inc.	25,680	424,747
*	AnnTaylor Stores Corp.	21,800	529,304
	Arbitron, Inc.	4,100	196,636
#	Arctic Cat, Inc.	6,000	61,980
	Ark Restaurants Corp.	1,078	24,783
#	ArvinMeritor, Inc.	36,400	546,364
	Asbury Automotive Group, Inc.	14,400	174,816
*	Ashworth, Inc.	8,014	23,561
*	ATC Technology Corp.	14,800	358,456
*	Audiovox Corp. Class A	1,700	16,592
*	AutoNation, Inc.	121,308	1,376,846
* #	Avatar Holdings, Inc.	4,100	130,339
*	Bakers Footwear Group, Inc.	2,300	7,222
*	Ballantyne of Omaha, Inc.	5,800	24,998
*	Bally Technologies, Inc.	3,800	130,074
	Barnes & Noble, Inc.	26,700	660,291
*	Barry (R.G.) Corp.	4,765	35,690
	Bassett Furniture Industries, Inc.	6,370	65,484
	Beasley Broadcast Group, Inc.	4,101	12,467
	Bebe Stores, Inc.	35,100	340,470

1

*	Bed Bath and Beyond, Inc.	4,900	150,234
	Belo Corp. Class A	67,900	497,707
*	Benihana, Inc.	3,100	21,700
*	Benihana, Inc. Class A	3,600	25,704
	Best Buy Co., Inc.	4,700	210,419
#	Big 5 Sporting Goods Corp.	2,920	26,222
*	Big Lots, Inc.	9,500	280,915
* #	BJ’s Restaurants, Inc.	26,200	304,968
#	Black & Decker Corp.	2,280	144,210
#	Blockbuster, Inc. Class A	120,400	288,960
*	Blockbuster, Inc. Class B	62,000	114,700
*	Blue Nile, Inc.	1,800	74,934
*	Bluegreen Corp.	32,000	366,080
	Blyth, Inc.	21,854	345,512
	Bob Evans Farms, Inc.	24,400	684,908
#	Bon-Ton Stores, Inc.	5,000	20,000
	Books-A-Million, Inc.	7,900	53,325
#	Borders Group, Inc.	4,300	30,100
	BorgWarner, Inc.	12,000	496,200
	Bowl America, Inc. Class A	1,600	21,600
#	Boyd Gaming Corp.	23,900	291,341
	Brinker International, Inc.	8,450	159,874
#	Brookfield Homes Corp.	19,435	249,351
	Brown Shoe Company, Inc.	17,000	258,400
	Brunswick Corp.	31,700	437,143
#	Buckle, Inc.	13,550	704,600
* #	Buffalo Wild Wings, Inc.	3,400	122,672
*	Build-A-Bear-Workshop, Inc.	6,300	46,746
	Building Materials Holding Corp.	2,900	3,509
	Bunge, Ltd.	7,100	634,456
* #	Cabela’s, Inc.	45,951	562,900
*	Cache, Inc.	13,300	155,743
* #	California Coastal Communities, Inc.	3,660	9,662
*	California Pizza Kitchen, Inc.	14,050	202,039
	Callaway Golf Co.	49,200	668,136
	Canterbury Park Holding Corp.	1,701	16,585
* #	Career Education Corp.	8,400	157,500
* #	CarMax, Inc.	11,800	174,640
	Carmike Cinemas, Inc.	10,800	56,916
	Carnival Corp.	11,108	411,662
*	Carriage Services, Inc.	9,250	40,237
*	Carter’s, Inc.	19,700	362,677
*	Casual Male Retail Group, Inc.	18,100	69,142
	Cato Corp. Class A	19,800	348,678
*	Cavalier Homes, Inc.	8,142	19,134
*	Cavco Industries, Inc.	5,511	192,940
	CBRL Group, Inc.	3,900	100,776
	CBS Corp. Class A	1,100	17,809
	CBS Corp. Class B	69,760	1,128,717
*	CEC Entertainment, Inc.	12,700	435,102
*	Champion Enterprises, Inc.	75,600	369,684
* #	Charles and Colvard, Ltd.	4,900	3,087
*	Charlotte Russe Holding, Inc.	20,615	243,463
* #	Charter Communications, Inc.	41,492	43,567
*	Cheesecake Factory, Inc.	33,200	510,284

2

#	Cherokee, Inc.	1,858	40,932
*	Chicos FAS, Inc.	10,600	60,844
* #	Chipotle Mexican Grill, Inc.	1,000	69,320
*	Chipotle Mexican Grill, Inc. Class B	1,000	65,070
	Choice Hotels International, Inc.	2,200	59,378
	Christopher & Banks Corp.	27,900	268,398
*	Chromcraft Revington, Inc.	2,820	8,178
	Churchill Downs, Inc.	7,638	339,280
	Cinemark Holdings, Inc.	23,954	351,884
#	Circuit City Stores, Inc.	48,600	87,480
#	Citadel Broadcasting Co.	44,993	44,993
*	Citi Trends, Inc.	3,400	70,108
	CKE Restaurants, Inc.	8,900	113,742
*	CKX, Inc.	16,900	134,693
	Coachmen Industries, Inc.	1,300	2,353
	Coast Distribution System, Inc.	1,632	5,222
	Cobra Electronics Corp.	400	1,164
*	Coinstar, Inc.	13,900	457,588
*	Coldwater Creek, Inc.	23,700	172,536
	Collectors Universe, Inc.	7,300	56,940
#	Columbia Sportswear Co.	16,500	666,435
	Comcast Corp. Class A	191,618	4,058,469
	Comcast Corp. Special Class A Non-Voting	104,900	2,217,586
*	Concord Camera Corp.	2,248	6,632
* #	Conn’s, Inc.	13,700	261,944
	Cooper Tire & Rubber Co.	41,211	393,977
* #	Corinthian Colleges, Inc.	38,065	505,123
*	Cosi, Inc.	1,152	2,868
	Courier Corp.	6,144	131,482
* #	Cox Radio, Inc.	24,000	267,600
	CPI Corp.	800	10,752
	Craftmade International, Inc.	1,843	7,741
* #	Crown Media Holdings, Inc.	10,536	52,996
	CSS Industries, Inc.	4,800	127,920
*	Culp, Inc.	4,410	32,546
* #	Cumulus Media, Inc. Class A	4,900	22,981
*	Cybex International, Inc.	8,359	28,086
*	Cycle Country Accessories Corp.	2,700	2,659
	D.R. Horton, Inc.	103,100	1,284,626
	Darden Restaurants, Inc.	3,500	102,515
*	Deckers Outdoor Corp.	2,000	227,380
*	dELiA*s, Inc.	1,200	2,988
*	Delta Apparel, Inc.	3,900	27,105
*	Design Within Reach, Inc.	6,018	24,854
	DeVry, Inc.	9,500	490,010
* #	DG Fastchannel, Inc.	10,184	239,630
*	Diedrich Coffee, Inc.	2,316	4,342
#	Dillards, Inc. Class A	34,000	434,180
	Dineequity, Inc.	4,900	97,314
*	Discovery Holding Co. Class A	62,600	1,266,398
*	Discovery Holding Co. Class B	2,600	69,797
	Disney (Walt) Co.	86,800	2,807,980
*	Dixie Group, Inc.	2,600	19,890
*	Dollar Tree, Inc.	6,200	237,832
*	Domino’s Pizza, Inc.	13,700	183,580

3

*	Dorman Products, Inc.	8,109	103,714
#	Dover Downs Gaming & Entertainment, Inc.	4,250	34,042
	Dover Motorsports, Inc.	7,800	38,922
* #	DreamWorks Animation SKG, Inc.	11,000	350,680
*	Drew Industries, Inc.	7,800	125,034
*	drugstore.com, Inc.	59,700	142,086
	DRYCLEAN USA, Inc.	1,100	979
	E.W. Scripps Co.	1,833	13,326
#	Eastman Kodak Co.	10,600	171,614
	Educational Development Corp.	2,987	15,801
*	Einstein Noah Restaurant Group, Inc.	2,700	31,833
*	Emerson Radio Corp.	9,960	10,956
	Emmis Communications Corp. Class A	13,500	29,565
* #	Enova Systems, Inc.	4,257	11,068
	Entercom Communications Corp.	12,050	73,625
*	Entravision Communications Corp.	28,300	90,560
	Escalade, Inc.	2,604	7,682
	Ethan Allen Interiors, Inc.	18,800	510,232
*	Expedia, Inc.	47,300	835,318
#	Family Dollar Stores, Inc.	13,400	333,928
* #	Famous Dave’s of America, Inc.	2,200	20,460
	Finish Line, Inc. Class A	38,839	469,564
*	Finlay Enterprises, Inc.	2,900	870
	Fisher Communications, Inc.	4,700	163,419
*	Flanigan’s Enterprises, Inc.	300	2,010
* #	Fleetwood Enterprises, Inc.	16,800	35,952
	Flexsteel Industries, Inc.	1,331	14,774
	Foot Locker, Inc.	125,968	2,052,019
* #	Ford Motor Co.	206,478	920,892
	Fortune Brands, Inc.	47,722	2,807,008
*	Fossil, Inc.	9,700	290,224
*	Franklin Covey Co.	15,000	134,250
*	Franklin Electronic Publishers, Inc.	4,412	7,721
*	Frederick’s of Hollywood Group	3,300	3,052
	Fred’s, Inc.	28,547	400,229
	Frisch’s Restaurants, Inc.	1,200	27,900
*	Fuel Systems Solutions, Inc.	6,250	323,937
*	Full House Resorts, Inc.	8,010	13,016
#	Furniture Brands International, Inc.	43,300	387,535
* #	Gaiam, Inc.	7,100	90,383
*	GameStop Corp. Class A	8,200	359,734
*	GameTech International, Inc.	5,000	19,450
*	Gaming Partners International Corp.	1,700	8,789
* #	Gander Mountain Co.	10,128	35,651
	Gannett Co., Inc.	66,300	1,179,477
	Gap, Inc.	29,700	577,665
* #	Gaylord Entertainment Co.	11,200	388,080
#	General Motors Corp.	10,760	107,600
* #	Genesco, Inc.	6,800	248,948
* #	Gentek, Inc.	6,379	184,863
	Gentex Corp.	13,100	208,683
	Genuine Parts Co.	10,500	445,410
*	G-III Apparel Group, Ltd.	11,980	221,750
*	Goodyear Tire & Rubber Co.	69,700	1,366,817
*	Gottschalks, Inc.	4,800	7,056

4

	Gray Television, Inc.	13,500	33,210
*	Great Wolf Resorts, Inc.	19,580	102,403
#	Group 1 Automotive, Inc.	17,300	366,068
*	GSI Commerce, Inc.	5,200	83,616
	Guess?, Inc.	2,000	74,540
*	Gymboree Corp.	7,300	286,525
	H&R Block, Inc.	8,000	204,320
*	Hampshire Group, Ltd.	1,868	15,878
#	Handleman Co.	7,376	14,236
*	Hanesbrands, Inc.	2,900	69,136
	Harley-Davidson, Inc.	11,100	441,558
	Harman International Industries, Inc.	1,600	54,448
*	Harris Interactive, Inc.	12,400	20,956
	Harte-Hanks, Inc.	22,854	282,247
*	Hartmarx Corp.	4,900	12,152
	Hasbro, Inc.	5,600	209,440
*	Hastings Entertainment, Inc.	1,695	13,475
#	Haverty Furniture Co., Inc.	8,400	92,736
	Haverty Furniture Co., Inc. Class A	800	8,932
*	Hawk Corp.	7,000	168,000
*	Hayes Lemmerz International, Inc.	43,831	110,892
	Hearst-Argyle Television, Inc.	40,443	800,771
*	Heelys, Inc.	3,700	18,759
*	Helen of Troy, Ltd.	5,569	133,934
*	Hibbett Sporting Goods, Inc.	2,300	54,970
	Hillenbrand, Inc.	9,100	216,398
*	Hollywood Media Corp.	16,786	45,994
	Home Depot, Inc.	50,800	1,377,696
	Hooker Furniture Corp.	3,439	57,913
*	Hot Topic, Inc.	13,200	81,972
*	Hovnanian Enterprises, Inc. Class A	43,400	309,876
*	HSN, Inc.	20,847	305,409
* #	Iconix Brand Group, Inc.	36,449	471,286
	Idearc, Inc.	3,755	6,196
	ILX Resorts, Inc.	500	1,075
*	Image Entertainment, Inc.	5,300	6,201
*	Infosonics Corp.	4,100	2,460
	Interactive Data Corp.	14,400	433,440
	Interface, Inc. Class A	18,355	241,735
	International Speedway Corp. Class A	11,600	460,172
*	Interpublic Group of Companies, Inc.	28,000	263,200
*	Interstate Hotels & Resorts, Inc.	19,000	49,970
*	Interval Leisure Group, Inc.	20,847	270,803
* #	iRobot Corp.	9,700	135,703
* #	Isle of Capri Casinos, Inc.	9,800	70,168
* #	ITT Educational Services, Inc.	800	71,128
	J. Alexander’s Corp.	4,300	26,273
* #	J. Crew Group, Inc.	1,200	31,692
	J.C. Penney Co., Inc.	68,800	2,681,136
*	Jack in the Box, Inc.	15,700	372,561
#	Jackson Hewitt Tax Service, Inc.	10,200	175,134
*	Jaclyn, Inc.	400	2,370
*	Jakks Pacific, Inc.	5,600	139,720
*	Jarden Corp.	50,819	1,304,524
*	Jennifer Convertibles, Inc.	400	500

5

*	Jo-Ann Stores, Inc.	14,300	357,071
	Johnson Controls, Inc.	6,300	194,796
	Johnson Outdoors, Inc.	4,728	72,906
	Jones Apparel Group, Inc.	75,700	1,503,402
* #	Jos. A. Bank Clothiers, Inc.	13,225	343,718
	Journal Communications, Inc. Class A	33,000	168,630
#	Journal Register Co.	12,400	130
#	KB Home	13,800	287,040
	Kenneth Cole Productions, Inc. Class A	9,000	144,540
	Kimball International, Inc. Class B	6,617	69,677
*	Knology, Inc.	6,790	68,579
*	Kohl’s Corp.	8,800	432,696
*	Kona Grill, Inc.	2,493	17,326
	Koss Corp.	1,400	20,342
*	Krispy Kreme Doughnuts, Inc.	6,400	27,072
	KSW, Inc.	3,180	15,709
	K-Swiss, Inc. Class A	14,200	243,530
	LaCrosse Footwear, Inc.	2,760	45,540
*	Lakeland Industries, Inc.	4,621	59,103
* #	Lakes Entertainment, Inc.	9,741	63,901
* #	Lamar Advertising Co.	2,600	96,590
#	Landry’s Restaurants, Inc.	1,500	28,890
*	Lazare Kaplan International, Inc.	4,000	32,200
#	La-Z-Boy, Inc.	20,600	155,942
*	Leapfrog Enterprises, Inc.	13,300	113,050
*	Lear Corp.	21,000	263,760
#	Lee Enterprises, Inc.	13,400	50,250
#	Leggett & Platt, Inc.	124,300	2,773,133
#	Lennar Corp. Class A	91,100	1,197,965
	Lennar Corp. Class B	916	10,332
*	Lenox Group, Inc.	6,600	1,056
	Libbey, Inc.	6,100	56,730
*	Liberty Global, Inc. Class A	9,888	347,860
*	Liberty Global, Inc. Series C	9,900	328,878
*	Liberty Media Corp. - Entertainment Class A	39,300	1,092,147
*	Liberty Media Corp. - Entertainment Class B	800	22,344
*	Liberty Media Holding Corp. Capital Class A	90,948	1,477,905
*	Liberty Media Holding Corp. Capital Class B	200	3,326
*	Liberty Media Holding Corp. Interactive Class A	257,857	3,504,277
*	Liberty Media Holding Corp. Interactive Class B	2,600	35,308
* #	LIFE TIME FITNESS, Inc.	4,700	166,145
#	Lifetime Brands, Inc.	7,500	72,675
	Limited Brands, Inc.	12,900	268,320
*	Lin TV Corp.	12,800	78,720
*	Lincoln Educational Services	14,031	210,886
*	Live Nation, Inc.	51,368	824,456
	Liz Claiborne, Inc.	20,700	335,547
*	LKQ Corp.	21,456	401,871
* #	Lodgenet Entertainment Corp.	3,600	14,364
*	Lodgian, Inc.	11,600	98,136
	Lowe’s Companies, Inc.	71,500	1,761,760
*	Luby’s, Inc.	12,800	94,976
	M/I Homes, Inc.	12,100	216,711
*	Mace Security International, Inc.	3,950	6,280
	Macy’s, Inc.	192,090	3,999,314

6

*	Maidenform Brands, Inc.	14,410	217,591
#	Marine Products Corp.	18,673	151,811
* #	MarineMax, Inc.	7,800	61,776
* #	Martha Stewart Living Omnimedia, Inc.	9,800	79,576
* #	Marvel Entertainment, Inc.	2,900	98,223
	Mattel, Inc.	14,400	278,352
	Matthews International Corp. Class A	11,033	554,519
*	McCormick & Schmick’s Seafood Restaurants, Inc.	421	4,130
	McDonald’s Corp.	13,800	856,290
	MDC Holdings, Inc.	27,700	1,148,165
#	Media General, Inc. Class A	15,700	193,110
*	Mediacom Communications Corp.	7,500	63,000
	Meredith Corp.	3,500	99,330
*	Meritage Homes Corp.	6,000	140,520
*	MGM Mirage	5,300	186,507
*	Midas, Inc.	2,600	37,362
	Modine Manufacturing Co.	28,300	447,706
* #	Mohawk Industries, Inc.	34,800	2,402,940
	Monaco Coach Corp.	2,500	5,975
*	Monarch Casino & Resort, Inc.	16,192	216,811
	Monro Muffler Brake, Inc.	13,208	273,802
* #	Morgans Hotel Group	20,664	353,354
*	Morningstar, Inc.	1,065	69,555
*	Morton’s Restaurant Group, Inc.	7,500	54,075
*	Mothers Work, Inc.	1,928	29,325
	Movado Group, Inc.	15,900	368,721
*	MTR Gaming Group, Inc.	20,308	83,060
*	Multimedia Games, Inc.	11,722	59,313
*	Nathan’s Famous, Inc.	3,425	54,663
*	National Lampoon, Inc.	1,000	1,370
	National Presto Industries, Inc.	2,100	162,372
#	Nautilus Group, Inc.	14,800	78,736
*	Navarre Corp.	10,126	16,404
* #	Netflix, Inc.	16,900	521,196
*	Nevada Gold & Casinos, Inc.	1,000	1,200
	New Frontier Media, Inc.	11,506	44,528
* #	New Motion, Inc.	5,332	21,328
*	New York & Co., Inc.	6,964	82,175
	Newell Rubbermaid, Inc.	17,700	320,370
	News Corp. Class A	42,460	601,234
	News Corp. Class B	19,144	274,908
	NIKE, Inc. Class B	1,200	72,732
*	Nobel Learning Communities, Inc.	6,421	99,397
	Nobility Homes, Inc.	1,179	17,213
#	Noble International, Ltd.	19,481	116,886
	Nordstrom, Inc.	1,000	31,100
#	Nutri/System, Inc.	2,600	51,662
* #	NVR, Inc.	2,000	1,195,460
*	Office Depot, Inc.	9,500	66,880
	OfficeMax, Inc.	31,000	379,440
*	Orange 21, Inc.	91	318
#	Orleans Homebuilders, Inc.	5,900	28,910
	O’Charleys, Inc.	10,410	104,204
*	O’Reilly Automotive, Inc.	28,113	818,651
*	Outdoor Channel Holdings, Inc.	17,000	135,830

7

* #	Overstock.com, Inc.	3,000	63,420
	Oxford Industries, Inc.	13,900	317,615
*	P & F Industries, Inc. Class A	1,046	2,730
*	P.F. Chang’s China Bistro, Inc.	2,700	70,146
*	Pacific Sunwear of California, Inc.	35,300	223,449
* #	Palm Harbor Homes, Inc.	17,003	153,027
* #	Panera Bread Co.	13,900	746,986
*	Papa John’s International, Inc.	6,587	183,909
*	PC Mall, Inc.	9,500	90,915
* #	Penn National Gaming, Inc.	3,100	104,842
	Pennichuck Corp.	1,649	38,306
#	Penske Automotive Group, Inc.	77,230	1,023,297
*	Perry Ellis International, Inc.	9,800	167,188
*	PetMed Express, Inc.	15,100	215,024
	PETsMART, Inc.	11,515	310,560
	Phillips-Van Heusen Corp.	11,300	430,078
*	Phoenix Footwear Group, Inc.	4,000	4,240
*	Pinnacle Entertainment, Inc.	36,300	402,567
*	Playboy Enterprises, Inc. Class A	1,600	7,352
* #	Playboy Enterprises, Inc. Class B	22,400	95,424
* #	PokerTek, Inc.	2,519	10,177
#	Polaris Industries, Inc.	2,600	117,234
#	Polo Ralph Lauren Corp.	2,300	174,524
*	Pomeroy IT Solutions, Inc.	2,600	13,520
	Pool Corp.	1,300	31,538
* #	Premier Exhibitions, Inc.	14,439	51,114
	Pre-Paid Legal Services, Inc.	1,800	80,352
*	PreVu, Inc.	15,376	61
* #	Priceline.com, Inc.	3,400	316,132
#	PRIMEDIA, Inc.	10,533	30,546
* #	Princeton Review, Inc.	8,867	68,808
* #	Progressive Gaming International Corp.	17,200	13,072
*	Proliance International, Inc.	4,200	4,956
	Pulte Homes, Inc.	1,000	14,510
*	QEP Co., Inc.	1,500	8,985
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,778	8,409
*	Quiksilver, Inc.	94,560	729,058
* #	R.H. Donnelley Corp.	13,700	51,375
*	Radio One, Inc. Class D	36,652	34,819
	RadioShack Corp.	3,600	68,436
* #	Rainmaker Systems, Inc.	10,333	30,999
*	RC2 Corp.	8,862	223,057
	RCN Corp.	14,800	205,128
* #	Reading International, Inc. Class A	5,900	44,663
*	Red Lion Hotels Corp.	1,000	8,530
* #	Red Robin Gourmet Burgers, Inc.	16,700	445,890
* #	RedEnvelope, Inc.	3,400	41
*	Regent Communications, Inc.	2,900	2,262
	Regis Corp.	30,660	841,924
*	Rent-A-Center, Inc.	3,400	77,044
*	Rentrak Corp.	4,152	62,903
*	Retail Ventures, Inc.	8,100	37,908
*	Rick’s Cabaret International, Inc.	700	9,779
*	Riviera Holdings Corp.	400	4,624
*	Rockford Corp.	3,495	3,635

8

*	Rocky Brands, Inc.	2,700	14,067
	Ross Stores, Inc.	5,908	237,561
	Royal Caribbean Cruises, Ltd.	54,500	1,481,310
*	Rubio’s Restaurants, Inc.	6,352	37,413
	Ruby Tuesday, Inc.	10,500	73,395
	Russ Berrie & Co., Inc.	15,600	118,404
* #	Ruth’s Hospitality Group, Inc.	3,000	13,650
	Ryland Group, Inc.	18,900	438,102
*	Saga Communications, Inc. Class A	11,360	71,454
#	Saks, Inc.	32,300	368,220
	Salem Communications Corp.	6,915	13,138
*	Sally Beauty Holdings, Inc.	1,700	14,518
	Sauer-Danfoss, Inc.	17,900	586,583
	Scholastic Corp.	16,100	420,210
*	Scientific Games Corp.	2,900	87,319
	Scripps Networks Interactive	5,500	228,470
#	Sealy Corp.	8,300	55,527
* #	Sears Holdings Corp.	37,053	3,407,023
	Service Corp. International	100,700	1,028,147
#	Sherwin-Williams Co.	4,800	281,040
	Shiloh Industries, Inc.	7,847	66,856
*	Shoe Carnival, Inc.	3,136	51,180
* #	Shuffle Master, Inc.	4,525	22,715
*	Silverleaf Resorts, Inc.	8,070	15,252
	Sinclair Broadcast Group, Inc. Class A	41,600	294,944
*	Sirius XM Radio, Inc.	37,620	50,035
*	Skechers U.S.A., Inc. Class A	22,400	428,288
	Skyline Corp.	8,400	192,108
* #	Smith & Wesson Holding Corp.	8,400	47,628
	Snap-On, Inc.	18,700	1,066,274
	Sonesta International Hotels Corp. Class A	1,000	24,000
	Sonic Automotive, Inc.	31,800	342,168
*	Sonic Corp.	6,400	92,736
#	Sotheby’s Class A	2,200	59,268
* #	Source Interlink Companies, Inc.	15,583	19,479
* #	Spanish Broadcasting System, Inc.	15,926	6,530
	Spartan Motors, Inc.	11,575	54,750
	Speedway Motorsports, Inc.	31,400	694,882
*	Sport Chalet, Inc. Class A	5,273	18,192
	Sport Supply Group, Inc.	8,844	107,897
	Stage Stores, Inc.	18,250	290,540
*	Stamps.com, Inc.	12,400	170,252
	Standard Motor Products, Inc.	1,200	8,292
#	Standard Pacific Corp.	72,500	232,000
	Stanley Furniture, Inc.	600	4,950
	Staples, Inc.	8,300	200,860
	Starwood Hotels & Resorts Worldwide, Inc.	6,000	217,500
*	Steinway Musical Instruments, Inc.	2,590	74,877
*	Steven Madden, Ltd.	9,300	233,895
	Stewart Enterprises, Inc.	19,300	180,648
*	Stoneridge, Inc.	14,008	177,902
	Strattec Security Corp.	2,191	62,641
	Strayer Education, Inc.	1,326	278,248
	Sturm Ruger & Co., Inc.	8,600	62,780
*	Sun-Times Media Group, Inc. Class A	10,600	3,180

9

#	Superior Industries International, Inc.	11,300	198,541
	Superior Uniform Group, Inc.	3,977	41,202
*	Syms Corp.	944	15,784
* #	Syntax-Brillian Corp.	17,700	159
#	Systemax, Inc.	23,760	366,379
	Talbots, Inc.	25,000	341,750
	Tandy Brand Accessories, Inc.	3,338	19,027
*	Tandy Leather Factory, Inc.	4,900	13,720
#	Target Corp.	20,100	1,065,702
*	Tarragon Corp.	9,000	8,640
*	Tarrant Apparel Group	3,100	2,139
#	Tempur-Pedic International, Inc.	3,900	44,109
*	Tenneco Automotive, Inc.	17,900	261,519
* #	Texas Roadhouse, Inc.	54,800	492,104
* #	The Children’s Place Retail Stores, Inc.	3,600	151,020
*	The DIRECTV Group, Inc.	1,800	50,778
*	The Dress Barn, Inc.	29,000	471,540
	The Marcus Corp.	14,545	249,883
#	The McClatchey Co.	12,700	46,101
	The Men’s Wearhouse, Inc.	4,700	102,930
#	The New York Times Co. Class A	22,000	285,780
	The Pep Boys - Manny, Moe & Jack	19,300	169,840
	The Stanley Works	25,100	1,203,545
* #	The Steak n Shake Co.	14,000	108,920
#	The TJX Companies, Inc.	11,000	398,640
* #	The Walking Co Holdings, Inc.	3,900	16,380
*	thinkorswim Group, Inc.	5,300	53,159
#	Thor Industries, Inc.	6,900	158,562
*	Ticketmaster	20,847	446,751
	Tiffany & Co.	7,800	344,526
*	Timberland Co. Class A	32,200	542,892
	Time Warner, Inc.	400,981	6,564,059
*	TiVo, Inc.	13,100	110,826
*	Toll Brothers, Inc.	100,300	2,495,464
*	Town Sports International Holdings, Inc.	1,100	11,528
*	Tractor Supply Co.	11,600	494,392
*	Trans World Entertainment Corp.	2,100	6,069
	Triarc Companies, Inc. Class A	20,200	117,766
	Triarc Companies, Inc. Class B	14,099	81,915
*	Triple Crown Media, Inc.	1,130	90
* #	True Religion Apparel, Inc.	5,300	143,895
* #	Trump Entertainment Resorts, Inc.	9,900	12,078
*	TRW Automotive Holdings Corp.	82,200	1,576,596
	Tupperware Corp.	7,200	257,184
*	Tween Brands, Inc.	6,600	71,676
	Tyco Electronics, Ltd.	12,500	411,375
* #	Under Armour, Inc. Class A	1,100	37,081
*	Unifi, Inc.	7,100	28,329
	Unifirst Corp.	11,400	490,542
*	Universal Electronics, Inc.	7,300	191,406
* #	Universal Technical Institute, Inc.	11,850	203,346
* #	Urban Outfitters, Inc.	5,900	210,158
	V.F. Corp.	6,400	507,200
* #	Vail Resorts, Inc.	12,200	536,678
* #	Valassis Communications, Inc.	28,300	266,303

10

	Value Line, Inc.	1,841	70,345
*	ValueVision Media, Inc. Class A	24,651	57,683
* #	VCG Holding Corp.	6,400	23,040
*	Viacom, Inc. Class B	14,500	427,460
	Virco Manufacturing Corp.	3,197	13,939
	Visteon Corp.	14,500	46,690
*	Volcom, Inc.	3,200	57,088
*	Voyager Learning Co.	5,149	24,458
*	Warnaco Group, Inc.	22,700	1,170,639
#	Warner Music Group Corp.	7,300	62,634
	Washington Post Co.	500	298,250
	Weight Watchers International, Inc.	3,500	138,600
*	Wells-Gardner Electronics Corp.	4,194	5,431
	Wendy’s International, Inc.	11,600	281,532
*	West Marine, Inc.	9,000	44,550
*	Westwood One, Inc.	29,400	24,108
*	Wet Seal, Inc. Class A	8,700	40,977
	Weyco Group, Inc.	3,517	111,805
#	Whirlpool Corp.	28,446	2,314,367
	Wiley (John) & Sons, Inc. Class A	5,200	247,416
	Wiley (John) & Sons, Inc. Class B	300	14,187
*	Williams Controls, Inc.	1,601	21,085
#	Williams-Sonoma, Inc.	34,200	604,998
*	Winmark Corp.	391	7,192
#	Winnebago Industries, Inc.	2,600	29,510
*	WMS Industries, Inc.	11,400	383,040
#	Wolverine World Wide, Inc.	24,700	650,351
#	World Wrestling Entertainment, Inc.	8,500	138,295
* #	WorldSpace, Inc. Class A	4,800	7,008
	Wyndham Worldwide Corp.	101,360	1,954,221
	Wynn Resorts, Ltd.	2,200	209,924
	Xerium Technologies, Inc.	10,000	77,100
*	Young Broadcasting, Inc. Class A	1,896	209
* #	Zale Corp.	33,500	914,885
* #	Zumiez, Inc.	2,700	38,907
Total Consumer Discretionary			164,712,326

Consumer Staples — (4.9%)
	Alberto-Culver Co.	24,500	640,920
#	Alico, Inc.	3,353	144,682
*	Alliance One International, Inc.	27,600	110,952
	Altria Group, Inc.	46,200	971,586
	Andersons, Inc.	8,800	395,648
	Archer-Daniels-Midland Co.	29,118	741,344
	Arden Group, Inc. Class A	1,100	183,425
	B&G Foods, Inc.	8,200	66,092
* #	BJ’s Wholesale Club, Inc.	16,300	619,889
*	Boston Beer Co., Inc. Class A	3,500	157,395
*	Bridgford Foods Corp.	2,200	13,090
	Brown-Forman Corp. Class A	1,000	73,160
#	Brown-Forman Corp. Class B	2,400	172,824
*	Cagle’s, Inc. Class A	2,200	10,615
	Calavo Growers, Inc.	5,653	68,684
#	Cal-Maine Foods, Inc.	10,700	422,543
* #	Caribou Coffee Co.	8,886	27,813

11

	Casey’s General Stores, Inc.	31,000	899,000
	CCA Industries, Inc.	900	5,751
*	Central European Distribution Corp.	11,658	672,550
*	Central Garden & Pet Co.	10,713	60,100
*	Central Garden & Pet Co. Class A	10,510	55,703
* #	Chattem, Inc.	3,900	273,468
#	Chiquita Brands International, Inc.	27,508	403,817
	Church & Dwight Co., Inc.	6,800	425,000
	Coca-Cola Bottling Co. Consolidated	3,300	133,914
	Coca-Cola Enterprises, Inc.	164,260	2,803,918
	Coffee Holding Co, Inc.	2,900	5,684
	ConAgra, Inc.	49,600	1,054,992
*	Constellation Brands, Inc. Class A	54,120	1,142,473
	Corn Products International, Inc.	18,800	842,052
	Costco Wholesale Corp.	6,126	410,810
*	Craft Brewers Alliance, Inc.	3,700	12,913
*	Cuisine Solutions, Inc.	3,100	8,060
	CVS Caremark Corp.	87,809	3,213,809
* #	Darling International, Inc.	20,000	274,600
*	Dean Foods Co.	8,300	208,911
	Del Monte Foods Co.	116,600	993,432
	Diamond Foods, Inc.	9,889	248,906
*	Elizabeth Arden, Inc.	14,300	292,578
*	Energizer Holdings, Inc.	400	33,976
	Estee Lauder Companies, Inc.	1,400	69,678
#	Farmer Brothers Co.	13,331	347,406
	Flowers Foods, Inc.	20,051	530,148
	General Mills, Inc.	9,300	615,474
	Golden Enterprises, Inc.	2,565	5,361
#	Great Atlantic & Pacific Tea, Inc.	8,439	137,724
* #	Green Mountain Coffee, Inc.	4,800	175,152
	Griffin Land & Nurseries, Inc. Class A	391	13,482
* #	Hain Celestial Group, Inc.	34,300	891,457
* #	Hansen Natural Corp.	1,200	32,976
	Hormel Foods Corp.	8,189	292,020
*	IGI Labratories, Inc.	3,128	5,630
#	Imperial Sugar Co.	8,856	124,250
	Ingles Market, Inc. Class A	6,200	153,202
*	Integrated Biopharma, Inc.	900	1,260
	Inter Parfums, Inc.	14,850	210,721
	J & J Snack Foods Corp.	12,592	424,224
	J.M. Smucker Co.	40,783	2,211,662
*	Katy Industries, Inc.	1,000	1,750
	Kraft Foods, Inc.	111,928	3,526,851
	Lancaster Colony Corp.	10,500	365,190
	Lance, Inc.	13,429	275,160
* #	Lifeway Foods, Inc.	2,000	22,640
#	Longs Drug Stores Corp.	28,700	2,056,355
#	Mannatech, Inc.	12,746	56,465
* #	Maui Land & Pineapple Co., Inc.	4,186	112,310
	McCormick & Co., Inc.	5,200	210,340
	McCormick & Co., Inc. Voting Common Stock	350	14,248
* #	Medifast, Inc.	4,670	38,714
	MGP Ingredients, Inc.	7,200	35,496
	Molson Coors Brewing Co.	68,700	3,273,555

12

	Molson Coors Brewing Co. Class A	400	18,862
*	Monterey Pasta Co.	5,389	11,155
	Nash Finch Co.	6,600	268,752
*	National Beverage Corp.	24,608	224,425
*	Natural Alternatives International, Inc.	1,374	10,635
* #	Natural Health Trends Corp.	5,046	3,482
*	NBTY, Inc.	10,900	362,316
	Nu Skin Enterprises, Inc. Class A	13,100	219,425
	Oil-Dri Corp. of America	2,125	39,100
*	Omega Protein Corp.	13,400	181,972
*	Orchids Paper Products Co.	1,900	14,630
*	Pantry, Inc.	7,100	130,214
*	Parlux Fragrances, Inc.	14,939	105,021
* #	Peet’s Coffee & Tea, Inc.	11,116	291,684
	Pepsi Bottling Group, Inc.	13,000	384,540
	PepsiAmericas, Inc.	25,100	588,093
	Philip Morris International, Inc.	46,200	2,480,940
	Pilgrim’s Pride Corp.	26,700	342,828
*	Prestige Brands Holdings, Inc.	43,500	413,250
	PriceSmart, Inc.	10,410	221,212
	Procter & Gamble Co.	74,000	5,162,980
	Ralcorp Holdings, Inc.	7,500	460,500
#	Reddy Ice Holdings, Inc.	6,700	56,414
#	Reliv International, Inc.	1,800	9,486
* #	Revlon, Inc.	13,629	18,944
	Reynolds American, Inc.	13,300	704,634
* #	Rite Aid Corp.	82,100	99,341
	Rocky Mountain Chocolate Factory, Inc.	630	5,683
#	Ruddick Corp.	16,700	531,728
	Safeway, Inc.	25,100	661,134
	Sanderson Farms, Inc.	8,700	298,497
* #	Sanfilippo (John B.) & Son, Inc.	5,507	52,537
	Sara Lee Corp.	45,700	616,950
*	Schiff Nutrition International, Inc.	2,800	18,732
	Seaboard Corp.	263	341,111
*	Seneca Foods Corp. Class A	2,405	48,677
*	Seneca Foods Corp. Class B	954	20,044
* #	Smithfield Foods, Inc.	114,594	2,304,485
	Spartan Stores, Inc.	14,800	336,552
* #	Spectrum Brands, Inc.	31,200	53,040
* #	Star Scientific, Inc.	6,100	19,642
	Stephan Co.	1,500	4,650
	SUPERVALU, Inc.	94,001	2,179,883
	The Kroger Co.	12,400	342,488
*	Tofutti Brands, Inc.	799	2,205
#	Tootsie Roll Industries, Inc.	19,639	559,319
*	TreeHouse Foods, Inc.	22,500	624,600
	Tyson Foods, Inc. Class A	126,200	1,832,424
*	United Natural Foods, Inc.	16,200	311,364
	United-Guardian, Inc.	1,200	12,660
#	Universal Corp.	21,600	1,121,472
* #	USANA Health Services, Inc.	800	30,288
#	Vector Group, Ltd.	8,841	163,205
	Village Super Market, Inc.	835	37,517
	Walgreen Co.	10,100	367,943

13

	Wal-Mart Stores, Inc.	42,300	2,498,661
#	WD-40 Co.	7,236	252,464
	Weis Markets, Inc.	18,000	681,300
#	Whole Foods Market, Inc.	4,700	86,057
*	Winn-Dixie Stores, Inc.	44,389	626,773
*	Zapata Corp.	5,068	34,969
Total Consumer Staples			65,431,869

Energy — (9.6%)
* #	Abraxas Petroleum Corp.	29,900	107,939
	Adams Resources & Energy, Inc.	3,393	95,140
* #	Allis-Chalmers Energy, Inc.	28,400	410,664
#	Alon USA Energy, Inc.	16,100	196,259
* #	Alpha Natural Resources, Inc.	15,100	1,496,410
*	American Oil & Gas, Inc.	17,700	50,799
	Anadarko Petroleum Corp.	52,100	3,216,133
	Apache Corp.	19,300	2,207,534
	Arch Coal, Inc.	8,400	455,616
*	Arena Resources, Inc.	5,100	227,817
	Atlas America, Inc.	18,894	708,147
* #	ATP Oil & Gas Corp.	5,200	133,640
*	Atwood Oceanics, Inc.	7,400	300,884
	Barnwell Industries, Inc.	1,900	22,515
*	Basic Energy Services, Inc.	22,900	669,367
	Berry Petroleum Corp. Class A	10,600	441,172
*	Bill Barret Corp.	14,800	582,824
	BJ Services Co.	9,400	252,390
* #	Bolt Technology Corp.	3,150	60,637
*	Boots & Coots International Well Control, Inc.	33,476	102,102
* #	BPZ Resources, Inc.	7,000	137,900
*	Brigham Exploration Co.	35,362	479,862
*	Bristow Group, Inc.	16,400	668,628
*	Bronco Drilling Co., Inc.	21,315	337,843
	Cabot Oil & Gas Corp.	14,100	626,604
*	Cal Dive International, Inc.	17,101	197,517
*	Callon Petroleum Co.	7,372	146,482
*	Cameron International Corp.	5,600	260,904
#	CARBO Ceramics, Inc.	15,100	907,510
*	Carrizo Oil & Gas, Inc.	5,800	287,912
* #	Cheniere Energy, Inc.	4,400	16,544
	Chesapeake Energy Corp.	48,600	2,352,240
	Chevron Corp.	95,200	8,217,664
	Cimarex Energy Co.	51,000	2,832,540
	CKX Lands, Inc.	1,400	19,215
*	Clayton Williams Energy, Inc.	6,800	550,392
*	CNX Gas Corp.	5,800	175,972
*	Commerce Energy Group, Inc.	1,600	1,440
*	Complete Production Services, Inc.	36,800	1,087,440
*	Comstock Resources, Inc.	32,800	2,130,032
	ConocoPhillips	153,600	12,673,536
	CONSOL Energy, Inc.	2,000	135,420
*	Contango Oil & Gas Co.	2,150	152,908
*	Credo Petroleum Corp.	3,696	39,584
#	Crosstex Energy, Inc.	4,000	130,280
*	Crusader Energy Group, Inc.	14,200	62,338

14

* #	Dawson Geophysical Co.	4,350	272,875
	Delek US Holdings, Inc.	44,000	347,600
* #	Delta Petroleum Corp.	29,581	531,275
*	Denbury Resources, Inc.	13,200	328,548
	Devon Energy Corp.	37,100	3,786,055
#	Diamond Offshore Drilling, Inc.	3,800	417,658
*	Dresser-Rand Group, Inc.	4,200	170,352
*	Dril-Quip, Inc.	7,700	423,577
* #	Dune Energy, Inc.	20,000	19,200
* #	Edge Petroleum Corp.	13,300	60,648
*	Encore Acquisition Co.	42,400	2,186,144
*	Endeavour International Corp.	16,800	28,896
*	Energy Partners, Ltd.	24,100	286,790
	ENSCO International, Inc.	8,600	582,908
	EOG Resources, Inc.	7,300	762,266
* #	Evergreen Energy, Inc.	22,300	40,140
*	Evolution Petroleum Corp.	12,213	44,822
*	EXCO Resources, Inc.	82,400	2,181,952
*	Exterran Holdings, Inc.	6,373	291,310
	Exxon Mobil Corp.	66,600	5,328,666
*	FMC Technologies, Inc.	1,600	85,696
*	Forest Oil Corp.	35,238	2,005,747
	Foundation Coal Holdings, Inc.	3,900	230,685
	Frontier Oil Corp.	5,600	108,472
*	FX Energy, Inc.	6,200	52,080
*	Gasco Energy, Inc.	31,600	83,108
*	Geokinetics, Inc.	1,231	24,103
*	Geomet, Inc.	3,696	25,798
*	GeoResources, Inc.	1,800	29,610
*	GMX Resources, Inc.	5,500	373,120
* #	Goodrich Petroleum Corp.	2,800	142,380
*	Grey Wolf, Inc.	134,100	1,168,011
	Gulf Island Fabrication, Inc.	6,573	283,099
*	Gulfmark Offshore, Inc.	10,300	516,030
*	Gulfport Energy Corp.	17,000	226,780
*	Harvest Natural Resources, Inc.	24,900	275,892
*	Helix Energy Solutions Group, Inc.	19,800	609,246
	Helmerich & Payne, Inc.	40,300	2,301,936
* #	Hercules Offshore, Inc.	6,700	147,869
	Hess Corp.	16,300	1,706,773
*	HKN, Inc.	5,544	52,224
	Holly Corp.	3,000	96,000
*	Hornbeck Offshore Services, Inc.	16,800	740,208
	Houston American Energy Corp.	479	4,081
*	Infinity, Inc.	6,720	5,712
*	International Coal Group, Inc.	4,200	42,966
* #	James River Coal Co.	7,400	312,058
*	Kodiak Oil & Gas Corp.	2,000	5,800
	Lufkin Industries, Inc.	7,531	698,801
	Marathon Oil Corp.	19,000	856,330
*	Mariner Energy, Inc.	49,771	1,447,838
	Massey Energy Co.	29,700	1,959,012
*	Matrix Service Co.	9,260	243,353
* #	McMoran Exploration Co.	5,600	153,160
*	Meridian Resource Corp.	47,603	129,004

15

*	Mitcham Industries, Inc.	7,819	119,474
	Murphy Oil Corp.	6,000	471,180
*	NATCO Group, Inc. Class A	3,600	182,484
*	National Coal Corp.	8,000	66,560
*	National-Oilwell, Inc.	11,309	833,813
*	Natural Gas Services Group	8,500	220,490
*	New Concept Energy, Inc.	228	1,334
*	Newfield Exploration Co.	43,600	1,971,592
*	Newpark Resources, Inc.	49,886	428,022
	Noble Energy, Inc.	17,000	1,219,410
*	Northern Oil & Gas, Inc.	2,600	19,240
	Occidental Petroleum Corp.	22,900	1,817,344
*	Oceaneering International, Inc.	3,400	212,194
*	Oil States International, Inc.	26,300	1,463,069
*	OMNI Energy Services Corp.	8,200	36,080
	Overseas Shipholding Group, Inc.	24,800	1,779,152
* #	Pacific Ethanol, Inc.	15,600	32,136
	Panhandle Royalty Co.	2,500	90,500
*	Parallel Petroleum Corp.	17,100	226,404
*	Parker Drilling Co.	49,320	457,196
	Patterson-UTI Energy, Inc.	48,500	1,378,370
	Peabody Energy Corp.	6,800	428,060
	Penn Virginia Corp.	24,800	1,641,264
*	Petrohawk Energy Corp.	68,740	2,379,091
*	Petroleum Development Corp.	9,219	560,423
*	PetroQuest Energy, Inc.	23,100	427,119
*	PHI, Inc. (69336T106)	500	19,127
*	PHI, Inc. (69336T205)	10,103	388,056
*	Pioneer Drilling Co.	37,200	623,472
	Pioneer Natural Resources Co.	54,700	3,455,399
*	Plains Exploration & Production Co.	36,915	1,989,718
* #	PowerSecure International, Inc.	5,200	42,016
*	Pride International, Inc.	36,500	1,401,965
* #	Quest Resource Corp.	12,400	59,644
*	Quicksilver Resources, Inc.	8,200	198,358
	Range Resources Corp.	9,300	431,706
	Rowan Companies, Inc.	16,200	598,428
*	Royale Energy, Inc.	3,000	21,510
	RPC, Inc.	15,550	283,476
*	SEACOR Holdings, Inc.	18,000	1,586,700
	Smith International, Inc.	9,744	679,200
*	Southwestern Energy Co.	9,400	360,678
	Spectra Energy Corp.	4,800	127,008
	St. Mary Land & Exploration Co.	12,700	536,194
*	Stone Energy Corp.	26,756	1,275,482
* #	SulphCo, Inc.	27,300	79,716
	Sunoco, Inc.	6,400	284,032
*	Superior Energy Services, Inc.	12,868	605,311
*	Superior Well Services, Inc.	16,455	542,357
*	Swift Energy Corp.	24,900	1,163,079
*	Syntroleum Corp.	2,427	3,932
* #	T-3 Energy Services, Inc.	7,600	424,308
#	Tesoro Petroleum Corp.	10,600	196,630
* #	Teton Energy Corp.	11,700	47,385
*	TETRA Technologies, Inc.	30,900	684,126

16

*	TGC Industries, Inc.	8,641	62,906
	Tidewater, Inc.	25,700	1,559,219
* #	Toreador Resources Corp.	6,000	51,900
* #	Transmeridian Exploration, Inc.	9,000	3,060
* #	Trico Marine Services, Inc.	12,400	294,500
* #	Tri-Valley Corp.	5,300	37,206
* #	TXCO Resources, Inc.	29,423	356,313
*	Union Drilling, Inc.	15,703	223,297
*	Unit Corp.	18,600	1,259,778
* #	Uranium Resources, Inc.	13,146	30,236
#	USEC, Inc.	38,018	218,984
* #	VAALCO Energy, Inc.	39,035	305,644
	Valero Energy Corp.	59,500	2,068,220
* #	Verenium Corp.	25,000	56,500
	W&T Offshore, Inc.	39,300	1,381,788
* #	Warren Resources, Inc.	40,765	460,237
*	Westmoreland Coal Co.	1,180	23,812
*	Whiting Petroleum Corp.	18,500	1,780,440
	World Fuel Services Corp.	9,800	282,338
	XTO Energy, Inc.	13,375	674,234
Total Energy			129,302,986

Financials — (19.2%)
*	1st Constitution Bancorp	1,975	23,107
	1st Independence Financial Group, Inc.	400	7,376
	1st Source Corp.	16,520	358,980
	21st Century Holding Co.	6,300	42,273
	Abigail Adams National Bancorp, Inc.	746	4,289
	Abington Bancorp, Inc.	9,555	94,499
	Access National Corp.	6,073	36,317
	Advance America Cash Advance Centers, Inc.	41,858	205,941
	Advanta Corp. Class A	9,820	64,026
	Advanta Corp. Class B	13,600	103,768
* #	Affiliated Managers Group, Inc.	1,000	95,220
	Affirmative Insurance Holdings, Inc.	6,000	36,180
	AFLAC, Inc.	11,100	629,370
*	Allegheny Corp.	5,789	1,852,480
	Alliance Bancorp, Inc. of Pennsylvania	3,299	29,658
	Alliance Financial Corp.	920	22,982
	Allstate Corp.	68,090	3,072,902
*	Alphatec Holdings, Inc.	14,110	67,587
*	AmComp, Inc.	389	4,668
	Amcore Financial, Inc.	18,818	165,412
	American Bancorp of New Jersey, Inc.	8,865	93,703
	American Capital, Ltd.	62,280	1,353,967
	American Equity Investment Life Holding Co.	23,600	216,884
	American Financial Group, Inc.	77,400	2,208,222
*	American Independence Corp.	1,505	10,023
	American International Group, Inc.	190,030	4,083,745
	American National Bankshares, Inc.	3,110	52,372
	American National Insurance Co.	18,806	1,795,033
	American Physicians Capital, Inc.	1,050	44,415
	American River Bankshares	2,657	27,739
*	American Spectrum Realty, Inc.	200	7,100
	American West Bancorporation	14,171	24,374

17

*	AmeriCredit Corp.	47,800	505,724
	Ameriprise Financial, Inc.	10,400	467,480
	Ameris Bancorp	5,941	71,411
*	Amerisafe, Inc.	15,500	286,595
* #	AmeriServe Financial, Inc.	17,085	48,351
	AmTrust Financial Services, Inc.	6,627	93,176
#	Anchor Bancorp Wisconsin, Inc.	17,583	135,037
	AON Corp.	15,000	712,350
*	Appalachian Bancshares, Inc.	2,100	13,545
	Arrow Financial Corp.	6,120	151,042
#	Asset Acceptance Capital Corp.	25,684	278,415
	Associated Banc-Corp.	84,556	1,479,730
	Assurant, Inc.	24,508	1,432,002
#	ASTA Funding, Inc.	6,500	53,820
	Astoria Financial Corp.	22,100	482,885
*	Atlantic American Corp.	5,179	7,743
	Atlantic Coast Federal Corp.	5,334	42,139
	Auburn National Bancorporation, Inc.	231	5,251
*	B of I Holding, Inc.	4,000	25,160
	Baldwin & Lyons, Inc. Class A	489	11,022
	Baldwin & Lyons, Inc. Class B	9,315	198,596
	BancFirst Corp.	10,019	482,315
	Bancorp Rhode Island, Inc.	2,135	63,345
	BancorpSouth, Inc.	25,240	581,025
#	BancTrust Financial Group, Inc.	3,900	32,916
	Bank Mutual Corp.	32,039	386,070
	Bank of America Corp.	402,170	12,523,574
	Bank of Commerce Holdings	2,600	16,900
*	Bank of Florida Corp.	6,691	53,127
	Bank of Granite Corp.	6,125	46,917
	Bank of Hawaii Corp.	4,100	216,808
	Bank of New York Mellon Corp.	51,945	1,797,816
#	Bank of the Ozarks, Inc.	11,800	263,966
#	BankAtlantic Bancorp, Inc. Class A	7,600	14,136
	BankFinancial Corp.	19,576	292,074
#	BankUnited Financial Corp. Class A	9,300	11,067
	Banner Corp.	15,519	164,036
	Bar Harbor Bankshares	1,152	33,661
	BB&T Corp.	9,582	287,460
	BCB Bancorp, Inc.	2,100	29,400
*	BCSB Bancorp, Inc.	1,226	13,449
*	Beach First National Bancshares, Inc.	900	7,443
	Benjamin Franklin Bancorp, Inc.	4,028	48,537
	Berkshire Bancorp, Inc.	1,025	12,812
	Berkshire Hills Bancorp, Inc.	8,747	232,670
	Beverly Hills Bancorp, Inc.	11,675	15,995
	Beverly National Corp.	1,663	32,428
*	BGC Partners, Inc. Class A	17,565	115,753
	Blackrock, Inc.	6,600	1,433,850
*	BNCCORP, Inc.	700	7,035
	BOK Financial Corp.	24,103	1,049,927
	Boston Private Financial Holdings, Inc.	29,607	264,687
*	Broadopoint Securities Group, Inc.	1,820	6,097
	Brooke Corp.	5,800	3,712
	Brookline Bancorp, Inc.	29,994	308,338

18

	Brooklyn Federal Bancorp, Inc.	5,839	87,585
	Brown & Brown, Inc.	45,700	926,796
	Bryn Mawr Bank Corp.	2,607	57,771
	C&F Financial Corp.	1,400	30,800
	Cadence Financial Corp.	8,374	76,957
	California First National Bancorp	5,536	63,719
	Camco Financial Corp.	3,400	36,210
	Camden National Corp.	4,574	148,152
	Capital Bank Corp.	2,603	26,551
#	Capital City Bank Group, Inc.	8,848	214,387
#	Capital Corp. of the West	2,291	7,285
	Capital One Financial Corp.	46,448	2,050,215
	Capital Properties, Inc.	154	3,850
	Capital Southwest Corp.	2,300	308,292
	CapitalSouth Bancorp	1,000	2,525
#	Capitol Bancorp, Ltd.	15,200	233,624
#	Capitol Federal Financial	7,012	306,565
	Cardinal Financial Corp.	20,664	175,437
	Carrollton Bancorp	627	6,809
	Carver Bancorp, Inc.	500	3,825
	Cascade Financial Corp.	5,500	50,490
	Cash America International, Inc.	17,900	740,881
#	Cathay General Bancorp	39,429	763,345
*	CB Richard Ellis Group, Inc.	2,800	36,596
#	Center Bancorp, Inc.	8,044	85,025
	Center Financial Corp.	14,770	198,952
	Centerstate Banks of Florida, Inc.	4,317	61,690
	Central Bancorp, Inc.	300	3,858
*	Central Jersey Bancorp	2,015	15,697
#	Central Pacific Financial Corp.	23,200	276,080
	Central Virginia Bankshares, Inc.	1,374	19,105
	Centrue Financial Corp.	1,210	15,403
	Century Bancorp, Inc. Class A	500	8,625
	CFS Bancorp, Inc.	1,879	17,926
	Charter Financial Corp.	243	3,402
	Chemical Financial Corp.	19,257	555,179
*	Chicopee Bancorp, Inc.	3,352	44,850
	Chubb Corp.	45,208	2,170,436
	Cincinnati Financial Corp.	56,078	1,662,152
	CIT Group, Inc.	36,010	371,263
	Citizens Community Bancorp, Inc.	3,663	29,084
	Citizens First Bancorp, Inc.	1,800	7,848
	Citizens First Corp.	1,000	7,300
	Citizens Holding Co.	700	13,657
	Citizens Republic Bancorp, Inc.	19,059	69,947
	Citizens South Banking Corp.	4,832	38,656
* #	Citizens, Inc.	33,392	237,751
	City Holding Co.	9,900	413,919
#	City National Corp.	29,284	1,449,265
#	Clifton Savings Bancorp, Inc.	19,668	216,741
	CNA Financial Corp.	119,200	3,342,368
*	CNA Surety Corp.	30,590	491,581
	CNB Financial Corp.	2,109	28,218
	CoBiz Financial, Inc.	14,100	151,293
	Codorus Valley Bancorp, Inc.	1,838	21,982

19

#	Cohen & Steers, Inc.	3,400	98,940
*	Colonial Bankshares, Inc.	600	6,318
#	Colony Bankcorp, Inc.	1,900	20,444
	Columbia Bancorp	4,000	15,200
	Columbia Banking System, Inc.	13,523	189,322
#	Comerica, Inc.	45,700	1,283,713
	Comm Bancorp, Inc.	1,000	43,030
* #	Command Security Corp.	2,729	9,661
	Commerce Bancshares, Inc.	13,181	593,145
	Commercial National Financial Corp.	507	6,596
	Commonwealth Bankshares, Inc.	5,988	82,335
* #	Community Bancorp	4,800	25,248
	Community Bank System, Inc.	16,700	377,420
	Community Bankshares, Inc.	2,185	45,317
	Community Capital Corp.	230	2,196
	Community Trust Bancorp, Inc.	12,418	416,500
	Community West Bancshares	1,100	4,400
	Compass Diversified Holdings	7,869	101,038
* #	CompuCredit Corp.	20,800	107,952
*	Conseco, Inc.	125,900	1,129,323
#	Consolidated-Tokoma Land Co.	3,900	161,031
*	Consumer Portfolio Services, Inc.	9,802	21,074
	Cooperative Bankshares, Inc.	80	536
*	Core-Mark Holding Co., Inc.	8,417	248,301
#	Corus Bankshares, Inc.	33,770	134,067
*	Cowen Group, Inc.	7,414	68,061
*	Cowlitz Bancorporation	900	5,283
	Crawford & Co. Class A	4,500	47,295
#	Crawford & Co. Class B	6,169	90,869
*	Crescent Financial Corp.	4,650	29,899
	Cullen Frost Bankers, Inc.	19,000	1,057,920
#	CVB Financial Corp.	57,608	619,286
*	Dearborn Bancorp, Inc.	2,114	9,724
	Delphi Financial Group, Inc. Class A	33,300	893,439
#	Delta Financial Corp.	9,262	139
*	Diamond Hill Investment Group, Inc.	100	9,094
	Dime Community Bancshares	18,097	297,153
	Discover Financial Services	218,650	3,596,792
*	Dollar Financial Corp.	6,400	116,992
	Donegal Group, Inc. Class A	17,994	323,532
* #	E*TRADE Financial Corp.	22,574	72,237
#	East West Bancorp, Inc.	12,612	157,272
	Eastern Insurance Holdings, Inc.	7,865	119,863
	Eastern Virginia Bankshares, Inc.	2,937	46,992
	Eaton Vance Corp.	1,900	67,849
	ECB Bancorp, Inc.	500	12,000
	EMC Insurance Group, Inc.	701	17,034
	Employers Holdings, Inc.	4,869	84,623
*	Encore Capital Group, Inc.	22,216	282,143
	Enterprise Bancorp, Inc.	10	119
#	Enterprise Financial Services Corp.	9,235	173,249
	Erie Indemnity Co.	15,393	711,926
	ESB Financial Corp.	3,229	34,486
	ESSA Bancorp, Inc.	2,400	32,112
	Evans Bancorp, Inc.	468	7,792

20

*	Exlservice Holdings, Inc.	4,956	54,020
*	EZCORP, Inc. Class A	14,600	227,614
#	F.N.B. Corp.	45,143	527,722
	Farmers Capital Bank Corp.	4,778	142,719
	FBL Financial Group, Inc. Class A	22,300	511,785
	Federal Agriculture Mortgage Corp. Class A	200	4,050
	Federal Agriculture Mortgage Corp. Class C	5,100	149,430
* #	Federal Trust Corp.	500	425
	Federated Investors, Inc.	3,300	110,352
	Fidelity Bancorp, Inc.	517	5,945
	Fidelity National Financial, Inc.	80,387	1,127,830
	Fidelity Southern Corp.	4,007	15,828
	Fifth Third Bancorp	45,065	711,126
#	Financial Federal Corp.	20,150	503,145
	Financial Institutions, Inc.	9,553	167,846
* #	First Acceptance Corp.	24,202	79,383
*	First Advantage Bancorp	298	3,338
	First American Corp.	62,900	1,589,483
	First Bancorp	10,341	155,115
	First Bancorp, Inc.	4,472	81,256
	First Bancshares, Inc.	700	11,746
#	First Busey Corp.	30,415	430,676
	First Business Financial Services, Inc.	205	3,401
*	First California Financial Group, Inc.	2,500	21,400
*	First Cash Financial Services, Inc.	12,527	232,125
	First Citizens BancShares, Inc.	3,400	504,628
	First Commonwealth Financial Corp.	62,300	712,089
	First Community Bancshares, Inc.	5,392	172,167
	First Defiance Financial Corp.	3,421	56,070
	First Federal Bancshares of Arkansas, Inc.	3,131	24,077
	First Federal Bankshares, Inc.	700	4,200
	First Federal of Northern Michigan Bancorp, Inc.	800	3,920
#	First Financial Bancorp	23,635	307,728
#	First Financial Bankshares, Inc.	10,400	510,328
	First Financial Corp.	10,862	450,556
	First Financial Holdings, Inc.	7,701	168,190
	First Financial Service Corp.	1,170	23,552
#	First Horizon National Corp.	5,418	60,844
*	First Keystone Financial, Inc.	452	4,339
	First M&F Corp.	4,726	50,426
#	First Marblehead Corp.	12,350	50,882
*	First Mariner Bancorp, Inc.	1,155	2,841
	First Merchants Corp.	7,300	140,817
*	First Mercury Financial Corp.	11,599	170,853
	First Midwest Bancorp, Inc.	39,366	881,011
	First Niagara Financial Group, Inc.	85,353	1,276,881
	First PacTrust Bancorp, Inc.	2,422	30,517
	First Place Financial Corp.	8,019	81,473
*	First Regional Bancorp	8,800	45,056
	First Security Group, Inc.	10,294	81,220
#	First South Bancorp, Inc.	4,533	80,098
	First State Bancorporation	14,460	82,567
#	First State Financial Corp.	539	3,137
	First United Corp.	3,697	74,236
	First West Virginia Bancorp, Inc.	305	4,499

21

	Firstbank Corp.	1,632	14,805
*	FirstCity Financial Corp.	6,800	42,432
	FirstMerit Corp.	52,900	1,070,696
#	Flagstar Bancorp, Inc.	25,500	112,965
	Flushing Financial Corp.	19,300	335,627
	FNB United Corp.	5,050	37,976
	Forest City Enterprises, Inc. Class A	2,000	57,520
	Forest City Enterprises, Inc. Class B	1,000	28,730
*	Forestar Real Estate Group, Inc.	1,700	34,272
*	Fox Chase Bancorp, Inc.	3,367	40,909
*	FPIC Insurance Group, Inc.	1,700	87,822
* #	Franklin Bank Corp.	4,800	2,741
* #	Franklin Credit Management Corp.	2,184	874
#	Frontier Financial Corp.	16,864	188,034
#	Fulton Financial Corp.	104,868	1,117,893
*	FX Real Estate & Entertainment, Inc.	3,380	4,293
*	GAINSCO, Inc.	4,900	14,700
	Gallagher (Arthur J.) & Co.	9,100	240,968
	GAMCO Investors, Inc.	2,600	123,240
	Gateway Financial Holdings, Inc.	5,727	39,459
	Genworth Financial, Inc.	160,400	2,574,420
	German American Bancorp, Inc.	6,631	86,137
	GFI Group, Inc.	4,400	51,040
#	Glacier Bancorp, Inc.	27,200	579,904
*	Golfsmith International Holdings, Inc.	1,000	3,330
	Gouverneur Bancorp, Inc.	1,200	9,228
#	Great Southern Bancorp, Inc.	5,749	59,617
#	Greene Bancshares, Inc.	10,632	164,264
#	Greenhill & Co., Inc.	3,600	237,960
	Grubb & Ellis Co.	9,200	31,924
	GS Financial Corp.	727	11,268
*	Guaranty Bancorp	45,227	254,628
	Guaranty Federal Bancshares, Inc.	1,886	26,932
*	Guaranty Financial Group, Inc.	1,700	8,143
#	Habersham Bancorp	202	1,315
*	Hallmark Financial Services, Inc.	15,800	145,834
#	Hancock Holding Co.	16,000	784,800
	Hanmi Financial Corp.	21,100	107,821
	Hanover Insurance Group, Inc.	35,148	1,660,040
	Harleysville Group, Inc.	22,092	801,277
#	Harleysville National Corp.	19,713	289,781
	Harleysville Savings Financial Corp.	1,291	17,738
	Harrington West Financial Group, Inc.	2,606	9,251
*	Harris & Harris Group, Inc.	14,272	104,471
	Hartford Financial Services Group, Inc.	37,300	2,352,884
	Hawthorn Bancshares, Inc.	908	21,619
	HCC Insurance Holdings, Inc.	90,100	2,268,718
#	Heartland Financial USA, Inc.	7,637	164,425
	Hercules Technology Growth Capital, Inc.	344	3,581
	Heritage Commerce Corp.	5,700	68,514
	Heritage Financial Corp.	3,907	55,167
	Heritage Financial Group	4,875	51,626
	HF Financial Corp.	2,308	35,451
*	HFF, Inc.	1,200	5,976
	Hilb Rogal Hamilton Co.	30,226	1,376,794

22

*	Hilltop Holdings, Inc.	2,400	24,984
	Hingham Institution for Savings	189	5,575
	HMN Financial, Inc.	987	14,055
	Home Bancshares, Inc.	15,676	376,715
	Home Federal Bancorp, Inc.	8,254	90,794
	HopFed Bancorp, Inc.	550	6,649
	Horace Mann Educators Corp.	10,800	160,920
	Horizon Bancorp	995	22,099
	Horizon Financial Corp.	7,932	64,646
*	HouseValues, Inc.	4,700	13,254
	Hudson City Bancorp, Inc.	69,632	1,284,014
#	Huntington Bancshares, Inc.	63,655	465,955
	IBERIABANK Corp.	10,918	592,083
	Imperial Capital Bancorp, Inc.	600	5,364
	Independence Holding Co.	8,956	117,682
	Independent Bank Corp. (MA)	11,000	304,260
#	Independent Bank Corp. (MI)	5,774	42,785
	Indiana Community Bancorp	1,063	15,998
	Infinity Property & Casualty Corp.	5,200	241,800
	Integra Bank Corp.	20,434	130,982
*	IntercontinentalExchange, Inc.	200	17,606
*	International Assets Holding Corp.	900	25,560
	International Bancshares Corp.	41,609	1,075,177
	Intervest Bancshares Corp.	5,400	42,984
*	Investment Technology Group, Inc.	10,600	339,200
*	Investors Bancorp, Inc.	56,600	828,058
	Investors Capital Holdings, Ltd.	2,848	13,656
	Investors Title Co.	1,068	46,939
	Irwin Financial Corp.	8,700	34,017
	Janus Capital Group, Inc.	24,100	649,977
#	Jefferies Group, Inc.	22,500	432,225
	Jefferson Bancshares, Inc.	2,270	20,997
* #	Jesup & Lamont, Inc.	1,800	1,944
#	Jones Lang LaSalle, Inc.	2,700	134,460
	JPMorgan Chase & Co.	335,981	12,931,909
*	KBW, Inc.	10,248	302,726
	Kearny Financial Corp.	45,198	627,800
	Kentucky First Federal Bancorp	540	5,130
	KeyCorp	95,661	1,148,889
#	K-Fed Bancorp	6,153	62,391
*	Knight Capital Group, Inc.	43,500	749,940
*	LaBranche & Co., Inc.	4,900	31,507
	Lakeland Bancorp, Inc.	21,900	258,420
	Lakeland Financial Corp.	10,247	208,731
	LandAmerica Financial Group, Inc.	1,700	29,138
	Landmark Bancorp, Inc.	616	13,244
	Legacy Bancorp, Inc.	6,832	94,213
	Legg Mason, Inc.	47,700	2,124,081
#	Lehman Brothers Holdings, Inc.	8,400	135,156
	Leucadia National Corp.	15,200	703,608
#	Life Partners Holdings, Inc.	2,441	70,691
	Lincoln Bancorp	982	9,741
	Lincoln National Corp.	62,480	3,171,485
*	Liquidity Services, Inc.	12,100	132,616
	LNB Bancorp, Inc.	3,340	28,691

23

	Loews Corp.	20,850	905,515
* #	Loopnet, Inc.	8,400	89,544
	LSB Corp.	2,282	33,659
	LSB Financial Corp.	426	7,881
#	M&T Bank Corp.	50,300	3,588,402
#	Macatawa Bank Corp.	13,636	110,315
	MainSource Financial Group, Inc.	18,515	335,307
*	Markel Corp.	900	333,000
*	MarketAxess Holdings, Inc.	14,812	148,861
*	Marlin Business Services, Inc.	5,108	39,025
	Marsh & McLennan Companies, Inc.	26,000	830,180
	Marshall & Ilsley Corp.	107,987	1,663,000
	MASSBANK Corp.	1,620	64,492
	Mayflower Bancorp, Inc.	325	3,201
	MB Financial, Inc.	27,140	755,306
#	MBT Financial Corp.	8,765	39,881
	MCG Capital Corp.	51,900	180,612
	Meadowbrook Insurance Group, Inc.	50,492	338,296
	Medallion Financial Corp.	3,334	34,607
#	Mercantile Bancorp, Inc.	3,683	62,519
	Mercantile Bank Corp.	1,506	12,967
	Mercer Insurance Group, Inc.	4,614	76,592
	Merchants Bancshares, Inc.	3,061	70,403
#	Mercury General Corp.	36,400	1,854,216
	Merrill Lynch & Co., Inc.	8,868	251,408
	Meta Financial Group, Inc.	50	930
	MetLife, Inc.	73,840	4,002,128
	MetroCorp Bancshares, Inc.	5,373	68,559
	MicroFinancial, Inc.	6,400	27,648
	Mid Penn Bancorp, Inc.	536	13,427
	MidSouth Bancorp, Inc.	2,991	53,090
	Midwest Banc Holdings, Inc.	23,014	128,188
	MidWestOne Financial Group, Inc.	683	9,569
	Monroe Bancorp	779	9,122
	Morgan Stanley	45,100	1,841,433
*	Move, Inc.	58,804	158,771
	MutualFirst Financial, Inc.	1,782	18,836
	Nara Bancorp, Inc.	26,100	285,795
*	NASDAQ Stock Market, Inc.	18,700	611,303
#	National City Corp.	54,896	276,676
#	National Financial Partners Corp.	13,800	278,346
	National Interstate Corp.	10,752	208,911
	National Penn Bancshares, Inc.	64,645	923,131
	National Security Group, Inc.	147	2,008
	National Western Life Insurance Co. Class A	1,224	293,075
	Nationwide Financial Services, Inc.	11,520	592,589
	Naugatuck Valley Financial Corp.	126	1,196
*	Navigators Group, Inc.	11,789	617,744
	NBT Bancorp, Inc.	17,787	446,276
	Nelnet, Inc. Class A	15,200	238,944
*	New Century Bancorp, Inc.	200	1,854
	New England Bancshares, Inc.	2,706	28,021
	New Hampshire Thrift Bancshares, Inc.	2,109	20,457
	New Westfield Financial, Inc.	17,128	175,048
	New York Community Bancorp, Inc.	156,794	2,585,533

24

	NewAlliance Bancshares, Inc.	95,000	1,302,450
	NewBridge Bancorp	4,946	29,627
*	Newstar Financial, Inc.	700	6,160
*	Newtek Business Services, Inc.	10,700	7,276
*	NexCen Brands, Inc.	19,400	7,184
*	Nexity Financial Corp.	1,539	3,217
	North Valley Bancorp	1,300	8,905
	Northeast Bancorp	400	4,460
	Northeast Community Bancorp, Inc.	7,697	77,740
	Northern Trust Corp.	5,300	426,067
	Northrim Bancorp, Inc.	3,919	64,938
#	Northwest Bancorp, Inc.	28,535	791,561
	NYMAGIC, Inc.	4,100	88,888
	NYSE Euronext	4,500	182,655
#	Ocean Shore Holding Co.	6,810	68,304
	OceanFirst Financial Corp.	8,435	152,252
*	Ocwen Financial Corp.	1,400	9,758
	Odyssey Re Holdings Corp.	47,000	1,774,720
	Ohio Valley Banc Corp.	778	17,505
#	Old National Bancorp	52,400	913,332
	Old Republic International Corp.	182,689	1,996,791
#	Old Second Bancorp, Inc.	5,460	92,438
	optionsXpress Holding, Inc.	7,600	175,332
*	Oritani Financial Corp.	5,296	89,291
	PAB Bankshares, Inc.	2,754	20,545
#	Pacific Capital Bancorp	28,200	414,822
	Pacific Continental Corp.	3,975	48,932
	Pacific Mercantile Bancorp	8,108	55,134
*	Pacific Premier Bancorp, Inc.	2,106	11,099
*	Pacific State Bancorp	400	2,770
	PacWest Bancorp	22,100	501,228
	Pamrapo Bancorp, Inc.	1,160	15,962
	Park Bancorp, Inc.	200	2,390
#	Park National Corp.	11,130	682,269
	Parkvale Financial Corp.	2,712	59,854
	Patriot National Bancorp	1,200	16,500
#	Peapack-Gladstone Financial Corp.	3,997	117,232
*	Penn Treaty American Corp.	19,100	42,784
	Penns Woods Bancorp, Inc.	1,002	29,609
*	Pennsylvania Commerce Bancorp, Inc.	4,208	117,656
*	Penson Worldwide, Inc.	4,433	74,696
	Peoples Bancorp of North Carolina	3,297	36,762
	Peoples Bancorp, Inc. (709788202)	1,500	19,312
	Peoples Bancorp, Inc. (709789101)	8,483	174,241
	Peoples Community Bancorp	899	1,672
	People’s United Financial, Inc.	10,410	186,547
*	Philadelphia Consolidated Holding Corp.	23,200	1,385,736
*	Pico Holdings, Inc.	13,700	652,668
	Pinnacle Bancshares, Inc.	200	1,752
*	Pinnacle Financial Partners, Inc.	15,254	386,231
*	Piper Jaffray Companies, Inc.	2,000	76,020
*	PMA Capital Corp. Class A	15,119	143,479
	PNC Financial Services Group, Inc.	6,074	437,024
	Porter Bancorp, Inc.	758	14,106
* #	Portfolio Recovery Associates, Inc.	6,419	273,064

25

#	Preferred Bank	5,000	48,850
	Premier Financial Bancorp, Inc.	2,162	20,539
	Presidential Life Corp.	1,900	34,200
	Princeton National Bancorp, Inc.	1,564	42,619
	Principal Financial Group, Inc.	13,080	598,933
#	PrivateBancorp, Inc.	17,900	548,456
*	ProAssurance Corp.	25,900	1,396,010
	Progressive Corp.	16,600	306,602
	Prosperity Bancshares, Inc.	36,600	1,170,102
	Protective Life Corp.	47,900	1,738,291
	Providence Community Bancshares, Inc.	300	3,963
	Provident Bankshares Corp.	14,967	115,845
	Provident Financial Holdings, Inc.	2,000	12,680
	Provident Financial Services, Inc.	43,800	667,950
#	Provident New York Bancorp	26,016	360,061
	Prudential Bancorp, Inc. of Pennsylvania	5,398	56,355
	Prudential Financial, Inc.	25,400	1,872,234
	PSB Holdings, Inc.	3,137	26,037
	Pulaski Financial Corp.	6,577	63,797
#	QC Holdings, Inc.	9,200	58,236
#	Radian Group, Inc.	9,800	37,534
	Rainier Pacific Financial Group, Inc.	4,720	34,645
	Raymond James Financial, Inc.	15,650	482,489
#	Regions Financial Corp.	36,093	334,582
	Reinsurance Group of America, Inc.	50,772	2,445,180
#	Renasant Corp.	20,593	389,414
	Republic Bancorp, Inc. Class A	5,496	162,846
*	Republic First Bancorp, Inc.	1,980	17,800
#	Resource America, Inc.	6,100	75,335
*	Rewards Network, Inc.	21,800	110,090
	Riverview Bancorp, Inc.	5,024	32,706
	RLI Corp.	15,300	855,423
	Rockville Financial, Inc.	11,632	168,315
	Roma Financial Corp.	6,922	105,145
	Rome Bancorp, Inc.	3,424	36,979
#	Royal Bancshares of Pennsylvania, Inc. Class A	4,880	23,278
	Rurban Financial Corp.	3,194	31,876
	S&T Bancorp, Inc.	13,070	438,629
#	S.Y. Bancorp, Inc.	9,145	258,255
	SAFECO Corp.	18,500	1,250,600
	Safety Insurance Group, Inc.	13,393	575,899
	Salisbury Bancorp, Inc.	756	22,302
	Sanders Morris Harris Group, Inc.	16,057	168,598
#	Sandy Spring Bancorp, Inc.	10,458	187,198
	SCBT Financial Corp.	4,972	168,203
*	Seabright Insurance Holdings	20,615	250,266
#	Seacoast Banking Corp. of Florida	14,676	128,855
#	Security Bank Corp.	6,021	22,820
*	Security National Financial Corp. Class A	551	1,377
	Selective Insurance Group, Inc.	43,565	1,051,659
	Shore Bancshares, Inc.	4,135	94,733
	SI Financial Group, Inc.	2,598	24,941
	Siebert Financial Corp.	9,393	29,447
#	Sierra Bancorp	6,284	99,287
*	Signature Bank	18,100	535,217

26

	Simmons First National Corp. Class A	9,448	268,512
#	Smithtown Bancorp, Inc.	5,940	112,919
	Somerset Hills Bancorp	964	8,724
#	South Financial Group, Inc.	38,579	262,337
	South Street Financial Corp.	400	2,250
*	Southcoast Financial Corp.	3,941	45,420
	Southern Community Financial Corp.	7,493	36,491
*	Southern Connecticut Bancorp, Inc.	700	4,795
*	Southern First Bancshares, Inc.	1,884	21,233
	Southern Missouri Bancorp, Inc.	538	7,973
#	Southside Bancshares, Inc.	6,302	137,069
	Southwest Bancorp, Inc.	10,800	181,872
	Southwest Georgia Financial Corp.	1,854	31,611
#	Sovereign Bancorp, Inc.	79,500	767,970
	StanCorp Financial Group, Inc.	16,250	796,413
	State Auto Financial Corp.	33,689	1,039,979
	State Bancorp, Inc.	8,666	128,690
	State Street Corp.	10,524	712,159
	StellarOne Corp.	4,453	74,766
	Sterling Bancorp	11,866	184,991
	Sterling Bancshares, Inc.	41,379	407,169
	Sterling Financial Corp.	23,400	238,446
	Stewart Information Services Corp.	9,000	168,390
*	Stifel Financial Corp.	13,200	539,484
* #	Stratus Properties, Inc.	6,016	174,644
	Student Loan Corp.	2,502	295,011
#	Suffolk Bancorp	5,899	209,591
*	Sun American Bancorp	2,120	4,282
*	Sun Bancorp, Inc.	19,632	231,658
	SunTrust Banks, Inc.	39,815	1,667,850
*	Superior Bancorp	3,990	26,813
	Susquehanna Bancshares, Inc.	57,262	915,047
	Sussex Bancorp	1,024	7,885
* #	SVB Financial Group	19,867	1,113,545
	SWS Group, Inc.	2,100	42,378
#	Synovus Financial Corp.	122,300	1,125,160
	T. Rowe Price Group, Inc.	6,500	385,840
	Taylor Capital Group, Inc.	9,048	97,990
	TCF Financial Corp.	11,600	182,700
*	TD Ameritrade Holding Corp.	20,686	422,615
	Team Financial, Inc.	200	792
	Teche Holding Co.	515	17,124
*	Tejon Ranch Co.	2,500	85,525
#	Temecula Valley Bancorp, Inc.	3,347	17,271
*	Tennessee Commerce Bancorp, Inc.	2,100	33,369
*	Texas Capital Bancshares, Inc.	18,200	284,102
	TF Financial Corp.	1,506	32,469
*	The Bancorp, Inc.	4,700	21,620
#	The Colonial BancGroup, Inc.	72,514	458,288
	The Goldman Sachs Group, Inc.	7,300	1,196,981
*	The Intergroup Corp.	235	3,926
	The Phoenix Companies, Inc.	8,800	104,808
	The Savannah Bancorp, Inc.	1,871	27,223
#	The St. Joe Corp.	3,600	134,172
	The Travelers Companies, Inc.	73,100	3,228,096

27

#	The Wilber Corp.	4,900	41,160
	Thomas Properties Group, Inc.	8,941	86,102
*	Thomas Weisel Partners Group, Inc.	20,729	126,861
#	TIB Financial Corp.	4,444	31,108
*	Tidelands Bancshares, Inc.	2,183	16,547
	TierOne Corp.	4,900	27,685
	Timberland Bancorp, Inc.	2,484	19,475
	Tompkins Financial Corp.	5,230	236,814
	Torchmark Corp.	7,700	459,998
	Tower Financial Corp.	1,049	10,196
	Tower Group, Inc.	10,000	209,500
	TowneBank	300	5,859
*	Tradestation Group, Inc.	22,500	225,900
	Transatlantic Holdings, Inc.	30,300	1,821,030
*	Tree.com, Inc.	3,474	26,402
* #	Triad Guaranty, Inc.	3,700	5,661
#	Trico Bancshares	12,552	206,355
	TrustCo Bank Corp. (NY)	32,400	316,872
	Trustmark Corp.	46,300	888,497
	U.S. Bancorp	42,563	1,356,057
#	UCBH Holdings, Inc.	68,512	400,795
	UMB Financial Corp.	27,396	1,425,414
#	Umpqua Holdings Corp.	48,595	678,386
	Union Bankshares Corp.	11,135	252,876
	Union Bankshares, Inc.	1,370	27,359
	UnionBanCal Corp.	68,600	5,054,448
	United Bancshares, Inc. (909458101)	1,876	21,349
	United Bancshares, Inc. (909907107)	17,728	456,496
*	United Capital Corp.	3,683	91,265
#	United Community Banks, Inc.	13,000	152,880
	United Community Financial Corp.	8,800	31,768
	United Financial Bancorp, Inc.	12,310	157,445
	United Fire & Casualty Co.	15,087	448,687
*	United PanAm Financial Corp.	6,500	24,115
	United Security Bancshares, Inc. (911459105)	600	8,988
#	United Security Bancshares, Inc. (911460103)	6,753	97,716
	United Western Bancorp, Inc.	6,044	65,698
	Unitrin, Inc.	53,220	1,358,707
	Unity Bancorp, Inc.	3,433	19,671
*	Universal American Corp.	36,820	484,919
	Universal Insurance Holdings, Inc.	13,000	48,490
#	Univest Corporation of Pennsylvania	10,516	303,807
	Unum Group	161,075	4,092,916
#	Valley National Bancorp	20,899	418,189
	ViewPoint Financial Group	8,875	145,461
#	Vineyard National Bancorp Co.	4,150	2,781
*	Virginia Commerce Bancorp, Inc.	8,822	46,580
	VIST Financial Corp.	3,772	50,922
	W. R. Berkley Corp.	76,900	1,811,764
*	Waccamaw Bankshares, Inc.	468	3,042
#	Wachovia Corp.	73,657	1,170,410
	Waddell & Reed Financial, Inc.	2,700	86,940
	Wainwright Bank & Trust Co.	5,467	48,711
	Washington Banking Co.	1,500	13,800
#	Washington Federal, Inc.	71,612	1,233,875

28

	Washington Trust Bancorp, Inc.	9,351	229,754
*	Waterstone Financial, Inc.	23,239	228,439
	Wayne Savings Bancshares, Inc.	1,484	14,350
	Webster Financial Corp.	42,300	901,836
	Wells Fargo & Co.	144,829	4,383,974
	Wesbanco, Inc.	18,015	446,412
	Wesco Financial Corp.	2,793	1,036,203
#	West Bancorporation	12,336	149,636
	West Coast Bancorp	7,300	80,154
#	Westamerica Bancorporation	12,600	645,120
* #	Western Alliance Bancorp	10,080	131,040
	Westwood Holdings Group, Inc.	1,038	49,928
	White Mountains Insurance Group, Ltd.	3,900	1,844,310
*	White River Capital, Inc.	1,800	28,350
	Whitney Holding Corp.	53,573	1,159,855
	Willow Financial Bancorp, Inc.	9,984	99,041
#	Wilmington Trust Corp.	18,700	438,889
	Wilshire Bancorp, Inc.	8,698	118,032
	Wintrust Financial Corp.	22,599	525,427
*	World Acceptance Corp.	6,300	245,826
	WSB Holdings, Inc.	4,002	19,610
	WSFS Financial Corp.	600	32,082
	WVS Financial Corp.	400	6,380
	Yadkin Valley Financial Corp.	9,000	147,150
	Zenith National Insurance Corp.	29,700	1,134,243
#	Zions Bancorporation	39,700	1,065,548
* #	ZipRealty, Inc.	10,959	49,644
Total Financials			258,742,798

Health Care — (7.5%)
*	A.D.A.M., Inc.	3,987	25,876
*	Abaxis, Inc.	4,600	91,494
* #	Abiomed, Inc.	19,900	358,598
*	Abraxis Bioscience, Inc.	1,325	97,388
* #	Acadia Pharmaceuticals, Inc.	11,573	29,511
*	Accelr8 Technology Corp.	2,200	8,547
*	Accelrys, Inc.	9,069	46,524
* #	Accentia Biopharmaceuticals, Inc.	5,800	4,582
*	Achillion Pharmaceuticals, Inc.	7,300	19,126
* #	Acusphere, Inc.	9,205	3,967
*	Adolor Corp.	36,514	119,036
* #	Advanced Life Sciences Holdings, Inc.	5,900	6,608
* #	Advanced Medical Optics, Inc.	23,942	517,865
* #	ADVENTRX Pharmaceuticals, Inc.	14,863	4,163
	Aetna, Inc.	23,068	995,154
* #	Affymetrix, Inc.	29,927	256,774
*	Air Methods Corp.	5,360	154,743
* #	Akorn, Inc.	22,086	107,117
*	Albany Molecular Research, Inc.	14,500	252,735
*	Alexion Pharmaceuticals, Inc.	5,000	225,400
*	Alexza Pharmaceuticals, Inc.	11,594	61,564
* #	Align Technology, Inc.	5,600	73,024
*	Alkermes, Inc.	8,000	106,960
*	Alliance Imaging, Inc.	18,300	212,463
*	Allied Healthcare International, Inc.	20,400	46,308

29

*	Allied Healthcare Products, Inc.	2,858	18,077
*	Allion Healthcare, Inc.	15,800	109,178
*	Allos Therapeutics, Inc.	9,400	87,702
*	Allscripts Healthcare Solutions, Inc.	9,300	133,362
*	Almost Family, Inc.	754	34,088
* #	Alnylam Pharmaceuticals, Inc.	9,459	280,459
	Alpharma, Inc. Class A	27,500	981,750
*	Amag Pharmaceuticals, Inc.	1,000	38,690
*	Amedisys, Inc.	9,667	514,478
*	America Services Group, Inc.	6,697	72,595
* #	American Dental Partners, Inc.	7,830	97,875
* #	American Medical Systems Holdings, Inc.	13,200	234,960
*	American Shared Hospital Services	900	2,520
*	AMERIGROUP Corp.	42,400	1,097,312
	AmerisourceBergen Corp.	10,400	426,504
*	Amgen, Inc.	22,150	1,392,128
*	AMICAS, Inc.	19,787	57,976
*	AMN Healthcare Services, Inc.	18,976	360,544
*	Amsurg Corp.	17,567	476,241
* #	Amylin Pharmaceuticals, Inc.	1,100	24,178
*	Anadys Pharmaceuticals, Inc.	141	372
	Analogic Corp.	5,200	352,040
*	Anesiva, Inc.	10,129	22,183
*	AngioDynamics, Inc.	17,211	282,777
*	Anika Therapeutics, Inc.	3,200	27,296
* #	Antigenics, Inc.	8,100	14,094
*	APP Pharmaceuticals, Inc.	20,127	476,406
	Applied Biosystems, Inc.	7,700	280,973
*	Apria Healthcare Group, Inc.	34,700	686,366
* #	Arcadia Resources, Inc.	13,100	3,537
*	Ardea Biosciences, Inc.	1,393	18,555
*	Arena Pharmaceuticals, Inc.	71,631	434,800
*	Ariad Pharmaceuticals, Inc.	10,031	31,196
* #	Arqule, Inc.	28,700	101,024
*	Array BioPharma, Inc.	11,800	96,406
*	Arrhythmia Research Technology, Inc.	600	3,093
* #	Arthrocare Corp.	6,000	153,840
* #	Aspect Medical Systems, Inc.	4,988	26,087
*	Assisted Living Concepts, Inc.	20,786	147,165
*	AtriCure, Inc.	3,976	40,754
	Atrion Corp.	288	33,201
*	ATS Medical, Inc.	36,176	107,081
* #	Auxilium Pharmaceuticals, Inc.	4,100	161,171
*	Avalon Pharmaceuticals, Inc.	6,200	3,411
* #	AVANIR Pharmaceuticals Class A	6,875	6,057
* #	AVANT Immunotherapeutics, Inc.	390	5,394
* #	AVI BioPharma, Inc.	11,538	12,923
*	Avigen, Inc.	22,873	93,322
	Bard (C.R.), Inc.	3,500	327,075
*	Barr Laboratories, Inc.	7,000	472,780
	Beckman Coulter, Inc.	5,100	376,482
*	Bioanalytical Systems, Inc.	1,915	9,307
* #	BioCryst Pharmaceuticals, Inc.	25,800	86,946
*	Biogen Idec, Inc.	8,070	411,005
*	Bio-Imaging Technologies, Inc.	7,275	57,545

30

*	BioLase Technology, Inc.	2,700	6,912
*	BioMarin Pharmaceutical, Inc.	7,800	235,092
*	BioMimetic Therapeutics, Inc.	8,840	101,837
*	Bio-Rad Laboratories, Inc. Class A	4,900	527,240
*	Bio-Rad Laboratories, Inc. Class B	1,200	129,000
*	Bio-Reference Laboratories, Inc.	4,275	121,111
*	BioSante Pharmaceuticals, Inc.	3,660	18,922
*	BioScrip, Inc.	25,532	102,639
*	BioSphere Medical, Inc.	5,612	23,514
*	Boston Scientific Corp.	54,400	683,264
* #	Bovie Medical Corp.	5,200	37,960
#	Brookdale Senior Living, Inc.	16,900	372,645
*	Bruker BioSciences Corp.	13,400	206,896
* #	BSD Medical Corp.	4,900	38,955
*	Cadence Pharmaceuticals, Inc.	3,800	37,658
* #	Caliper Life Sciences, Inc.	24,059	71,936
	Cambrex Corp.	8,780	56,982
*	Candela Corp.	8,200	25,092
*	Cantel Medical Corp.	13,400	128,506
*	Capital Senior Living Corp.	21,649	170,378
*	Caraco Pharmaceutical Laboratories, Ltd.	6,208	99,949
*	Cardiac Science Corp.	16,662	170,786
	Cardinal Health, Inc.	10,000	549,800
*	Celera Corp.	40,000	560,000
*	Celgene Corp.	2,844	197,089
* #	Cell Genesys, Inc.	15,100	14,798
* #	Cell Therapeutics, Inc.	4,400	1,016
*	Celsion Corp.	1,400	5,558
*	Centene Corp.	27,500	620,950
*	Cephalon, Inc.	3,108	238,135
*	Cepheid, Inc.	13,400	249,240
* #	Cerner Corp.	2,700	124,335
*	Cerus Corp.	21,800	97,228
*	Chad Therapeutics, Inc.	700	144
*	Charles River Laboratories International, Inc.	7,700	505,197
	Chemed Corp.	5,900	258,066
	Cigna Corp.	5,500	230,340
* #	Clinical Data, Inc.	6,914	114,288
* #	Columbia Laboratories, Inc.	14,274	52,100
*	Combimatrix Corp.	1,200	17,232
*	Combinatorx, Inc.	23,075	72,917
*	Community Health Systems, Inc.	62,200	2,146,522
	Computer Programs & Systems, Inc.	2,467	66,930
* #	Conceptus, Inc.	7,400	125,060
*	Conmed Corp.	23,400	747,864
*	Continucare Corp.	28,967	73,576
	Cooper Companies, Inc.	34,100	1,255,903
*	Corvel Corp.	4,700	136,817
*	Covance, Inc.	2,300	216,982
*	Coventry Health Care, Inc.	9,900	346,698
*	CPEX Pharmaceuticals, Inc.	930	15,354
* #	Critical Therapeutics, Inc.	17,000	4,420
*	Cross Country Healthcare, Inc.	14,900	233,483
*	CryoLife, Inc.	7,400	116,772
*	Cubist Pharmaceuticals, Inc.	6,400	140,992

31

*	Curis, Inc.	14,000	24,360
*	Cutera, Inc.	5,300	59,201
* #	CV Therapeutics, Inc.	13,300	152,817
*	Cyberonics, Inc.	3,700	79,365
*	Cyclacel Pharmaceuticals, Inc.	8,946	15,029
*	Cynosure, Inc. Class A	5,800	143,724
*	Cypress Bioscience, Inc.	26,700	183,162
*	Cytokinetics, Inc.	21,300	110,760
*	Cytomedix, Inc.	3,900	3,003
*	Cytori Therapeutics, Inc.	2,800	17,892
	Datascope Corp.	10,950	547,500
*	DaVita, Inc.	6,800	390,252
	Daxor Corp.	2,100	38,640
* #	Dendreon Corp.	16,500	97,020
	Dentsply International, Inc.	5,200	203,788
*	DepoMed, Inc.	11,300	49,381
* #	Dexcom, Inc.	7,000	48,160
*	Dialysis Corporation of America	3,543	27,883
*	Digirad Corp.	7,400	11,692
*	Dionex Corp.	1,398	91,136
* #	Discovery Laboratories, Inc.	11,500	23,000
*	Durect Corp.	8,600	45,580
*	DUSA Pharmaceuticals, Inc.	5,000	8,300
*	Dyax Corp.	26,547	127,426
*	Dynavax Technologies Corp.	10,600	17,384
*	Eclipsys Corp.	6,400	142,784
*	Edwards Lifesciences Corp.	6,100	361,181
*	Elite Pharmaceuticals, Inc.	2,100	483
*	Emageon, Inc.	4,900	11,809
*	Emergency Medical Services Corp. Class A	5,000	166,400
*	Emergent Biosolutions, Inc.	20,858	289,092
*	Emeritus Corp.	28,700	637,714
*	Emisphere Technologies, Inc.	5,200	18,980
*	Encision, Inc.	800	1,360
*	Endo Pharmaceuticals Holdings, Inc.	3,100	70,432
*	Endologix, Inc.	20,585	55,991
*	Entremed, Inc.	1,700	799
*	Enzo Biochem, Inc.	10,800	139,860
* #	Enzon Pharmaceuticals, Inc.	13,000	117,650
* #	EPIX Pharmaceuticals, Inc.	4,200	7,434
*	eResearch Technology, Inc.	10,800	145,692
*	etrials Worldwide, Inc.	5,500	8,250
* #	ev3, Inc.	17,724	216,410
*	Evotec AG Sponsored ADR	6,799	27,536
*	Exact Sciences Corp.	5,900	6,313
*	Exactech, Inc.	4,990	129,091
*	Exelixis, Inc.	10,100	57,469
* #	Farville, Inc.	12,411	658
*	Five Star Quality Care, Inc.	15,400	61,908
*	Forest Laboratories, Inc.	16,900	603,161
* #	Genitope Corp.	26,864	1,343
* #	Genomic Health, Inc.	7,100	158,685
*	Gen-Probe, Inc.	1,900	113,525
*	Gentiva Health Services, Inc.	18,845	524,456
* #	GenVec, Inc.	9,800	13,426

32

*	Genzyme Corp.	4,000	313,200
* #	Geron Corp.	29,800	136,782
*	Greatbatch, Inc.	16,000	390,720
* #	GTx, Inc.	6,400	113,344
*	Haemonetics Corp.	5,800	363,776
* #	Halozyme Therapeutics, Inc.	8,900	69,420
* #	Hana Biosciences, Inc.	1,900	1,007
*	Hanger Orthopedic Group, Inc.	3,200	54,176
*	Harvard Bioscience, Inc.	20,118	92,140
*	Health Grades, Inc.	9,044	30,117
*	Health Management Associates, Inc.	38,300	222,523
*	Health Net, Inc.	7,000	193,550
*	HealthExtras, Inc.	10,800	352,080
* #	HEALTHSOUTH Corp.	7,392	132,982
*	Healthspring, Inc.	50,400	1,000,944
*	HealthStream, Inc.	9,667	27,744
*	HealthTronics, Inc.	26,921	113,607
*	Healthways, Inc.	2,700	51,435
*	Henry Schein, Inc.	3,700	216,376
	Hill-Rom Holdings, Inc.	47,800	1,431,132
*	Hi-Tech Pharmacal Co., Inc.	9,666	90,570
*	Hlth Corp.	9,160	114,042
*	HMS Holdings Corp.	6,200	153,698
* #	Hollis-Eden Pharmaceuticals, Inc.	13,164	22,116
* #	Hologic, Inc.	28,270	599,889
*	Home Diagnostics, Inc.	7,048	72,806
	Hooper Holmes, Inc.	16,723	25,586
*	Hospira, Inc.	3,800	153,368
*	Human Genome Sciences, Inc.	8,600	63,726
*	Humana, Inc.	10,800	501,120
*	Hythiam, Inc.	5,400	11,664
*	IBioPharma, Inc.	900	1,440
*	Icagen, Inc.	9,779	13,886
*	ICU Medical, Inc.	10,600	321,922
* #	Idenix Pharmaceuticals, Inc.	14,903	121,161
* #	Idera Pharmaceuticals, Inc.	4,000	58,480
*	IDEXX Laboratories, Inc.	1,200	67,560
*	IDM Pharma, Inc.	14,411	52,168
*	I-Flow Corp.	12,600	123,606
* #	Illumina, Inc.	4,510	388,446
*	ImClone Systems, Inc.	5,600	360,640
*	Immtech International, Inc.	1,819	1,219
*	Immucor, Inc.	5,250	169,103
* #	ImmunoGen, Inc.	15,005	80,727
* #	Immunomedics, Inc.	15,900	34,344
*	Implant Sciences Corp.	2,491	2,541
*	Incyte Corp.	15,200	155,496
*	Indevus Pharmaceuticals, Inc.	12,300	27,060
*	Infinity Pharmaceuticals, Inc.	8,315	61,282
*	Inovio Biomedical Corp.	4,900	4,704
*	Inspire Pharmaceuticals, Inc.	21,300	95,850
* #	Integra LifeSciences Holdings	2,900	140,621
*	IntegraMed America, Inc.	3,575	29,208
*	Interleukin Genetics, Inc.	2,200	2,200
* #	InterMune, Inc.	4,900	92,953

33

* #	Interpharm Holdings, Inc.	3,806	49
* #	Introgen Therapeutics, Inc.	8,777	8,163
*	Intuitive Surgical, Inc.	1,500	442,905
	Invacare Corp.	29,600	752,728
*	Inventiv Health, Inc.	14,573	321,626
* #	Inverness Medical Innovations, Inc.	16,236	576,703
*	Invitrogen Corp.	23,660	1,004,604
*	Iridex Corp.	2,500	10,000
*	IRIS International, Inc.	7,800	144,456
* #	Isis Pharmaceuticals, Inc.	12,670	224,006
* #	Isolagen, Inc.	5,096	6,829
* #	IsoRay, Inc.	8,600	7,740
*	Ista Pharmaceuticals, Inc.	11,489	20,680
* #	Javelin Pharmaceuticals, Inc.	6,600	18,414
*	Kendle International, Inc.	5,000	247,250
*	Kensey Nash Corp.	5,000	180,050
*	Keryx Biopharmaceuticals, Inc.	10,861	5,756
	Kewaunee Scientific Corp.	600	8,382
*	Kindred Healthcare, Inc.	15,800	488,694
* #	Kinetic Concepts, Inc.	1,700	59,772
*	King Pharmaceuticals, Inc.	205,400	2,349,776
* #	K-V Pharmaceutical Co. Class A	6,400	144,320
*	K-V Pharmaceutical Co. Class B	2,400	54,240
*	La Jolla Pharmaceutical Co.	8,127	14,385
*	Laboratory Corp. of America Holdings	2,800	204,820
	Landauer, Inc.	2,300	150,098
*	Langer, Inc.	4,397	4,397
*	Lannet Co., Inc.	17,461	60,240
#	LCA-Vision, Inc.	3,100	17,484
*	Lexicon Pharmaceuticals, Inc.	119,000	221,340
*	LHC Group, Inc.	7,000	203,910
*	LifePoint Hospitals, Inc.	44,212	1,491,713
*	Ligand Pharmaceuticals, Inc. Class B	8,351	28,226
*	Lincare Holdings, Inc.	9,100	300,300
* #	Luminex Corp.	7,600	193,724
*	Magellan Health Services, Inc.	15,139	659,455
*	Magyar Bancorp, Inc.	267	2,470
* #	Mannkind Corp.	11,970	38,903
* #	Martek Biosciences Corp.	19,326	645,682
*	Matrixx Initiatives, Inc.	7,197	127,531
*	Maxygen, Inc.	22,732	112,069
	McKesson Corp.	6,400	369,792
*	MDRNA, Inc.	5,800	4,408
*	Medarex, Inc.	43,500	321,030
*	MedCath Corp.	12,040	256,091
*	Medco Health Solutions, Inc.	12,000	562,200
*	Medical Action Industries, Inc.	5,700	75,069
*	Medical Staffing Network Holdings, Inc.	12,268	33,001
*	MediciNova, Inc.	200	770
	Medicis Pharmaceutical Corp. Class A	36,300	751,773
* #	Medivation, Inc.	5,300	131,387
*	MEDTOX Scientific, Inc.	2,289	40,012
*	Memory Pharmaceuticals Corp.	6,060	2,000
*	Memry Corp.	10,100	25,250
#	Mentor Corp.	4,100	101,188

34

	Merge Healthcare, Inc.	14,408	18,154
#	Meridian Bioscience, Inc.	6,629	188,396
*	Merit Medical Systems, Inc.	13,545	262,231
*	Metabasis Therapeutics, Inc.	12,085	18,128
*	Metropolitan Health Networks, Inc.	21,437	47,590
* #	Micromet, Inc.	9,932	61,876
*	Micrus Endovascular Corp.	4,500	56,700
*	MiddleBrook Pharmaceuticals, Inc.	6,433	13,381
*	Millipore Corp.	1,600	120,016
* #	Minrad International, Inc.	13,100	22,008
*	Molecular Insight Pharmaceuticals, Inc.	166	1,418
* #	Molina Healthcare, Inc.	17,400	547,578
*	Momenta Pharmaceuticals, Inc.	13,200	189,288
* #	Monogram Biosciences, Inc.	1,100	913
*	MTS Medication Technologies	700	3,903
* #	MWI Veterinary Supply, Inc.	7,334	288,886
* #	Mylan, Inc.	9,400	121,166
*	Myriad Genetics, Inc.	3,800	259,160
* #	Nabi Biopharmaceuticals	37,006	213,155
*	National Dentex Corp.	2,560	24,218
	National Healthcare Corp.	6,980	348,791
	National Research Corp.	1,000	32,000
*	Natus Medical, Inc.	8,900	218,940
*	Nektar Therapeutics	7,600	30,172
*	Neogen Corp.	6,343	165,362
*	Neose Technologies, Inc.	7,400	2,590
*	Neurocrine Biosciences, Inc.	23,900	123,563
* #	Neurogen Corp.	16,000	4,800
*	Neurometric, Inc.	7,421	8,386
* #	Nighthawk Radiology Holdings, Inc.	18,744	159,886
*	NMT Medical, Inc.	3,576	13,946
* #	Northfield Laboratories, Inc.	6,600	3,234
* #	Northstar Neuroscience, Inc.	22,500	38,475
*	Novacea, Inc.	5,556	13,057
* #	NovaMed, Inc.	10,624	47,596
*	Novavax, Inc.	32,230	88,955
*	Noven Pharmaceuticals, Inc.	10,300	127,205
* #	NPS Pharmaceuticals, Inc.	10,185	82,499
*	Nutraceutical International Corp.	6,592	80,950
* #	NuVasive, Inc.	4,890	233,057
*	Nuvelo, Inc.	13,200	6,534
* #	NxStage Medical, Inc.	6,563	24,939
*	Odyssey Healthcare, Inc.	22,400	218,176
	Omnicare, Inc.	59,500	1,918,875
* #	Omnicell, Inc.	4,200	64,470
*	Omrix Biopharmaceuticals, Inc.	1,000	23,000
*	Onyx Pharmaceuticals, Inc.	4,600	188,002
*	Optimer Pharmaceuticals, Inc.	4,500	35,820
*	OraSure Technologies, Inc.	23,370	116,616
*	Orchid Cellmark, Inc.	10,558	34,525
*	Orthologic Corp.	2,900	2,436
* #	Oscient Pharmaceuticals Corp.	1,500	1,710
*	OSI Pharmaceuticals, Inc.	3,800	191,900
*	Osiris Therapeutics, Inc.	4,152	63,775
*	Osteotech, Inc.	13,490	70,553

35

	Owens & Minor, Inc.	13,900	641,068
*	Oxigene, Inc.	10,000	13,000
*	Pain Therapeutics, Inc.	15,000	140,250
*	Palatin Technologies, Inc.	5,137	719
*	Palomar Medical Technologies, Inc.	3,800	54,986
*	Par Pharmaceutical Companies, Inc.	26,100	371,664
*	Parexel International Corp.	12,400	393,948
*	Patterson Companies, Inc.	5,000	162,700
*	PDI, Inc.	5,589	41,638
	PDL BioPharma, Inc.	3,100	37,417
*	Pediatrix Medical Group, Inc.	5,100	290,445
* #	Penwest Pharmaceuticals Co.	2,900	10,701
	PerkinElmer, Inc.	29,600	840,936
#	Perrigo Co.	14,700	514,353
	Pfizer, Inc.	309,722	5,918,787
	Pharmaceutical Products Development Service, Inc.	5,400	220,320
*	Pharmacopia, Inc.	9,274	19,475
*	Pharmanet Development Group, Inc.	13,800	360,180
*	PharMerica Corp.	6,566	155,417
*	Phase Forward, Inc.	2,400	46,368
*	PHC, Inc.	7,000	17,360
*	Pipex Pharmaceuticals, Inc.	2,300	1,495
* #	Pozen, Inc.	6,700	77,184
* #	Progenics Pharmaceuticals, Inc.	18,500	254,190
*	Prospect Medical Holdings, Inc.	6,900	15,525
* #	Providence Service Corp.	5,717	73,235
* #	ProxyMed, Inc.	3,624	72
*	PSS World Medical, Inc.	16,100	294,147
	Psychemedics Corp.	580	8,932
*	Psychiatric Solutions, Inc.	27,848	1,051,262
*	QuadraMed Corp.	1,460	13,125
	Quest Diagnostics, Inc.	12,600	681,030
*	Questcor Pharmaceuticals, Inc.	4,200	22,932
*	Quidel Corp.	8,200	160,310
*	Quigley Corp.	2,000	10,420
*	Regeneration Technologies, Inc.	38,617	362,227
*	Regeneron Pharmaceuticals, Inc.	4,900	106,428
*	RegeneRx Biopharmaceuticals, Inc.	4,082	5,103
*	RehabCare Group, Inc.	16,500	302,610
*	Repligen Corp.	20,428	109,698
* #	Repros Therapeutics, Inc.	2,400	19,992
*	Res-Care, Inc.	19,606	377,219
*	ResMed, Inc.	4,800	224,640
*	Retractable Technologies, Inc.	5,100	7,803
*	Rigel Pharmaceuticals, Inc.	12,504	295,845
*	Rochester Medical Corp.	3,955	53,353
*	Rotech Healthcare, Inc.	1,902	133
*	Salix Pharmaceuticals, Ltd.	21,700	147,560
* #	Sangamo BioSciences, Inc.	9,995	99,850
*	Santarus, Inc.	10,900	25,506
* #	Savient Pharmaceuticals, Inc.	11,465	260,599
*	SciClone Pharmaceuticals, Inc.	16,277	24,253
#	Sciele Pharma, Inc.	25,100	483,677
* #	SCOLR Pharma, Inc.	5,100	5,202
* #	Seattle Genetics, Inc.	7,270	81,061

36

*	Senomyx, Inc.	3,900	16,380
*	SenoRx, Inc.	200	1,214
*	Sequenom, Inc.	11,208	254,758
* #	Sirona Dental Systems, Inc.	30,124	828,109
* #	Somanetics Corp.	9,582	237,634
* #	Somaxon Pharmaceuticals, Inc.	5,100	23,664
*	Sonic Innovations, Inc.	18,155	54,283
* #	SonoSite, Inc.	9,960	336,648
	Span-American Medical System, Inc.	1,629	20,916
*	Spectranetics Corp.	14,000	112,560
*	Spectrum Pharmaceuticals, Inc.	5,800	9,918
*	SRI/Surgical Express, Inc.	388	1,494
*	St. Jude Medical, Inc.	11,500	527,045
*	Staar Surgical Co.	6,248	34,177
* #	StemCells, Inc.	23,440	28,597
* #	Stereotaxis, Inc.	9,284	63,781
	Steris Corp.	17,400	639,798
*	Strategic Diagnostics, Inc.	13,807	33,275
*	Sun Healthcare Group, Inc.	11,718	201,432
* #	Sunesis Pharmaceuticals, Inc.	10,595	16,740
*	SunLink Health Systems, Inc.	897	2,601
*	Sunrise Senior Living, Inc.	25,000	508,250
*	SuperGen, Inc.	13,763	22,984
* #	SurModics, Inc.	3,762	146,605
*	Symmetry Medical, Inc.	29,500	507,695
*	Synovis Life Technologies, Inc.	5,000	109,800
*	Synta Pharmaceuticals Corp.	76	673
*	Targacept, Inc.	3,780	34,587
*	Techne Corp.	1,595	123,086
* #	Telik, Inc.	11,300	7,571
*	Tenet Healthcare Corp.	21,300	128,439
*	Tercica, Inc.	16,526	147,577
*	The Medicines Co.	8,718	212,370
*	Theragenics Corp.	23,100	77,385
* #	Theravance, Inc.	7,400	100,862
*	Thermo Fisher Scientific, Inc.	29,900	1,810,744
* #	Thoratec Corp.	32,500	865,800
*	Titan Pharmaceuticals, Inc.	5,000	2,000
*	Torreypines Therapeutics, Inc.	6,437	3,733
#	Trimeris, Inc.	14,700	59,682
*	U.S. Physical Therapy, Inc.	8,002	158,520
* #	United Therapeutics Corp.	2,500	265,325
	UnitedHealth Group, Inc.	18,500	563,325
	Universal Health Services, Inc.	7,600	469,528
*	Urologix, Inc.	3,584	6,344
*	Uroplasty, Inc.	2,250	6,075
	Utah Medical Products, Inc.	1,303	37,005
#	Valeant Pharmaceuticals International	22,100	404,651
*	Vanda Pharmaceuticals, Inc.	3,400	3,808
*	Varian, Inc.	8,600	427,506
*	Vascular Solutions, Inc.	2,100	17,535
*	VCA Antech, Inc.	2,400	73,776
* #	Vertex Pharmaceuticals, Inc.	1,600	42,976
* #	Vical, Inc.	22,737	72,986
*	ViroPharma, Inc.	31,400	460,010

37

*	Vital Images, Inc.	15,039	236,112
	Vital Signs, Inc.	7,974	588,880
*	Vivus, Inc.	19,500	164,775
*	Vnus Medical Technologies	10,600	235,002
*	Volcano Corp.	2,300	42,251
*	Watson Pharmaceuticals, Inc.	53,400	1,618,554
*	WellPoint, Inc.	37,600	1,984,904
	West Pharmaceutical Services, Inc.	14,500	707,745
*	Wright Medical Group, Inc.	15,927	490,392
*	Xenoport, Inc.	3,100	151,373
	Young Innovations, Inc.	4,573	93,701
* #	Zila, Inc.	3,090	1,020
*	Zimmer Holdings, Inc.	5,000	361,950
*	Zoll Medical Corp.	12,300	427,671
* #	Zymogenetics, Inc.	10,000	83,400
Total Health Care			100,551,630

Industrials — (11.8%)
*	3-D Systems Corp.	7,100	86,762
*	A. T. Cross Co. Class A	5,900	42,126
	A.O. Smith Corp.	16,418	675,929
	AAON, Inc.	7,250	154,860
*	AAR Corp.	23,660	375,484
	ABM Industries, Inc.	21,490	564,757
*	Acco Brands Corp.	35,600	302,244
*	Accuride Corp.	23,914	34,914
	Aceto Corp.	4,223	36,064
*	Active Power, Inc.	4,800	3,648
	Actuant Corp.	16,300	514,265
#	Acuity Brands, Inc.	4,900	213,199
	Administaff, Inc.	3,200	87,680
*	Aerosonic Corp.	970	2,328
*	Aerovironment, Inc.	7,261	242,953
*	AGCO Corp.	5,700	351,291
*	Air Transport Services Group, Inc.	19,400	19,206
* #	Airtran Holdings, Inc.	48,800	117,120
	Alamo Group, Inc.	4,860	101,720
* #	Alaska Air Group, Inc.	36,500	766,865
	Albany International Corp. Class A	14,000	429,380
	Alexander & Baldwin, Inc.	30,560	1,366,949
*	Alliant Techsystems, Inc.	3,000	315,690
* #	Allied Defense Group, Inc.	4,600	32,890
*	Allied Waste Industries, Inc.	136,460	1,834,022
*	Altra Holdings, Inc.	16,400	295,036
*	Amerco, Inc.	16,027	668,005
	American Ecology Corp.	8,159	264,841
#	American Railcar Industries, Inc.	11,862	192,283
*	American Reprographics Co.	5,400	95,634
#	American Science & Engineering, Inc.	5,381	359,451
* #	American Superconductor Corp.	8,300	203,931
#	American Woodmark Corp.	7,875	187,110
	Ameron International Corp.	7,300	853,078
	Ametek, Inc.	4,320	209,693
	Ampco-Pittsburgh Corp.	6,770	294,089
* #	AMR Corp.	7,600	78,508

38

* #	Amrep Corp.	2,855	154,170
*	APAC Customer Services, Inc.	7,537	16,883
	Apogee Enterprises, Inc.	22,900	458,000
* #	Applied Energetics, Inc.	9,500	13,680
	Applied Industrial Technologies, Inc.	6,850	199,404
	Applied Signal Technologies, Inc.	9,086	150,373
*	Argan, Inc.	900	15,300
*	Argon ST, Inc.	15,929	397,747
	Arkansas Best Corp.	14,000	484,680
*	Arotech Corp.	6,800	9,928
* #	Astec Industries, Inc.	18,200	626,080
*	Astronics Corp.	1,300	31,577
*	Atlas Air Worldwide Holding, Inc.	14,255	823,084
*	Avalon Holding Corp. Class A	700	3,010
#	Avery Dennison Corp.	6,800	328,032
*	Avis Budget Group, Inc.	46,130	351,511
*	Axsys Technologies, Inc.	4,300	292,099
*	AZZ, Inc.	8,000	347,600
	B.F. Goodrich Co.	8,008	410,410
	Badger Meter, Inc.	2,800	128,912
*	Baker (Michael) Corp.	3,400	117,708
#	Baldor Electric Co.	14,810	527,828
*	Baldwin Technology Co., Inc. Class A	9,083	28,702
#	Barnes Group, Inc.	21,000	506,520
	Barrett Business Services, Inc.	4,698	68,121
*	BE Aerospace, Inc.	5,508	131,917
*	Beacon Roofing Supply, Inc.	31,322	509,922
#	Belden, Inc.	18,700	687,038
*	Blount International, Inc.	8,000	100,960
#	BlueLinx Holdings, Inc.	24,506	176,688
	Bowne & Co., Inc.	19,000	229,900
	Brady Co. Class A	16,600	609,386
*	Breeze-Eastern Corp.	1,400	14,868
#	Briggs & Stratton Corp.	39,200	588,000
*	BTU International, Inc.	4,526	44,310
	Bucyrus International, Inc.	1,500	104,775
* #	Builders FirstSource, Inc.	14,614	74,093
	Burlington Northern Santa Fe Corp.	14,500	1,557,300
#	C&D Technologies, Inc.	18,521	142,426
*	Cano Petroleum, Inc.	2,900	9,193
*	Capstone Turbine Corp.	27,700	75,344
	Carlisle Companies, Inc.	15,100	489,089
#	Cascade Corp.	6,200	321,656
*	Casella Waste Systems, Inc. Class A	16,398	218,257
*	CBIZ, Inc.	46,200	392,700
	CDI Corp.	16,596	416,560
*	CECO Environmental Corp.	6,684	31,816
*	Celadon Group, Inc.	16,516	212,561
*	Cenveo, Inc.	4,000	41,480
*	Ceradyne, Inc.	11,100	500,166
	Champion Industries, Inc.	6,476	30,308
*	Channell Commercial Corp.	4,334	1,647
*	Chart Industries, Inc.	9,500	438,710
	Chase Corp.	400	6,920
	Chicago Rivet & Machine Co.	257	5,384

39

*	ChoicePoint, Inc.	3,500	170,310
	Cintas Corp.	5,400	166,320
	CIRCOR International, Inc.	13,300	801,458
	Clarcor, Inc.	8,200	327,426
*	Clean Harbors, Inc.	1,500	121,710
*	Coleman Cable, Inc.	2,587	30,397
*	Columbus McKinnon Corp.	12,400	338,396
	Comfort Systems USA, Inc.	28,800	438,912
*	Commercial Vehicle Group, Inc.	11,502	117,780
*	Competitive Technologies, Inc.	3,500	8,750
	CompX International, Inc.	2,300	16,790
*	COMSYS IT Partners, Inc.	12,212	144,590
* #	Consolidated Graphics, Inc.	6,900	268,203
*	Continental Airlines, Inc.	5,100	82,875
#	Con-way, Inc.	7,000	343,700
	Cooper Industries, Ltd.	5,500	262,020
*	Copart, Inc.	8,140	358,241
*	Cornell Companies, Inc.	8,500	230,605
	Corporate Executive Board Co.	1,500	54,600
*	Corrections Corp. of America	19,100	508,060
* #	CoStar Group, Inc.	3,600	190,116
*	Covanta Holding Corp.	13,700	381,134
*	Covenant Transport Group Class A	800	3,512
*	CPI Aerostructures, Inc.	2,870	23,104
* #	CRA International, Inc.	5,500	219,395
	Crane Co.	6,700	246,024
	CSX Corp.	34,180	2,210,762
	Cubic Corp.	16,350	452,732
	Cummins, Inc.	5,600	364,896
	Curtiss-Wright Corp.	10,800	581,796
	Danaher Corp.	7,300	595,461
#	Deere & Co.	5,200	366,964
*	Delta Air Lines, Inc.	39,800	323,574
	Deluxe Corp.	5,700	94,107
	Diamond Management & Technology Consultants, Inc.	8,184	48,940
*	Distributed Energy Systems Corp.	1,469	47
* #	Document Securities Systems, Inc.	1,500	7,425
*	Dollar Thrifty Automotive Group, Inc.	2,300	10,695
	Donaldson Co., Inc.	2,600	114,166
*	Double Eagle Petroleum Co.	6,820	110,893
	Dover Corp.	11,100	548,118
	DRS Technologies, Inc.	12,878	1,025,346
	Ducommun, Inc.	8,260	218,642
*	DXP Enterprises, Inc.	400	23,620
*	Dynamex, Inc.	4,908	144,688
	Dynamic Materials Corp.	1,200	36,924
*	DynCorp International, Inc. Class A	5,089	80,355
#	Eagle Bulk Shipping, Inc.	15,860	419,814
*	Eagle Test Systems, Inc.	13,970	198,095
#	Eastern Co.	4,410	64,607
	Eaton Corp.	6,800	497,624
	Ecology & Environment, Inc. Class A	515	5,459
	Electro Rent Corp.	17,434	237,451
*	EMCOR Group, Inc.	25,300	861,971
	Emerson Electric Co.	1,000	46,800

40

	Encore Wire Corp.	15,928	303,747
*	Ener1, Inc.	4,089	30,504
* #	Energy Conversion Devices, Inc.	23,200	1,743,944
*	Energy Focus, Inc.	4,200	10,374
*	EnerSys	30,698	863,228
* #	ENGlobal Corp.	5,800	100,398
	Ennis, Inc.	23,000	379,730
*	EnPro Industries, Inc.	14,000	590,100
*	Environmental Tectonics Corp.	400	900
	Equifax, Inc.	5,081	179,512
*	ESCO Technologies, Inc.	9,400	447,534
	Espey Manufacturing & Electronics Corp.	1,006	21,830
*	Esterline Technologies Corp.	23,400	1,321,866
* #	Evergreen Solar, Inc.	62,567	590,007
*	Exide Technologies	26,710	329,601
*	Exponent, Inc.	6,108	187,882
* #	ExpressJet Holdings, Inc.	15,700	3,140
*	EXX, Inc. Class A	4,600	13,685
	Federal Signal Corp.	38,500	617,155
	FedEx Corp.	12,300	1,018,686
*	First Advantage Corp.	4,500	75,285
* #	Flanders Corp.	12,402	86,938
*	Flow International Corp.	7,100	48,209
	Flowserve Corp.	2,900	383,148
	Fluor Corp.	4,400	352,572
*	Fortune Industries, Inc.	800	920
	Forward Air Corp.	3,200	112,928
#	Franklin Electric Co., Inc.	8,600	372,380
	Freightcar America, Inc.	6,000	221,820
* #	Frontier Airlines Holdings, Inc.	3,300	924
	Frozen Food Express Industries, Inc.	2,400	14,520
*	FTI Consulting, Inc.	10,800	792,720
* #	Fuel Tech, Inc.	3,723	68,280
* #	FuelCell Energy, Inc.	23,000	159,620
*	Furmanite Corp.	9,100	108,381
	G & K Services, Inc. Class A	9,253	319,136
*	Gardner Denver Machinery, Inc.	13,700	618,418
	GATX Corp.	32,000	1,402,560
* #	Gehl Co.	5,270	79,419
	Gencorp, Inc.	8,000	62,480
* #	General Cable Corp.	2,017	99,277
	General Dynamics Corp.	10,800	996,840
	General Electric Co.	267,064	7,504,498
*	Genesee & Wyoming, Inc.	14,130	607,731
*	GeoEye, Inc.	11,000	272,250
*	GeoPetro Resources Co.	8,000	18,400
*	Global Cash Access, Inc.	19,622	117,536
	Gorman-Rupp Co.	11,006	442,771
*	GP Strategies Corp.	12,573	114,791
	Graco, Inc.	2,100	80,115
*	Graftech International, Ltd.	9,800	199,136
	Graham Corp.	1,375	128,425
#	Granite Construction, Inc.	8,900	326,452
*	Great Lakes Dredge & Dock Corp.	800	5,992
#	Greenbrier Companies, Inc.	16,400	328,820

41

*	Griffon Corp.	12,900	158,025
	Hardinge, Inc.	9,341	150,764
	Harsco Corp.	4,800	252,672
*	Hawaiian Holdings, Inc.	15,315	138,294
#	Healthcare Services Group, Inc.	5,205	101,393
	Heartland Express, Inc.	20,900	345,268
#	Heico Corp.	4,495	160,157
	Heico Corp. Class A	7,556	217,613
	Heidrick & Struggles International, Inc.	13,741	417,177
*	Henry Bros. Electronics, Inc.	2,900	18,705
*	Herley Industries, Inc.	2,600	49,920
	Herman Miller, Inc.	7,800	219,492
*	Hexcel Corp.	5,900	122,602
*	Hill International, Inc.	8,214	158,120
	Hi-Shear Technology Corp.	1,200	13,980
#	HNI Corp.	10,100	233,714
	Honeywell International, Inc.	5,800	290,986
#	Horizon Lines, Inc. Class A	4,200	54,516
#	Houston Wire & Cable Co.	1,500	25,290
* #	HQ Sustainable Maritime Industries, Inc.	6,286	44,819
*	Hub Group, Inc. Class A	4,100	163,754
#	Hubbell, Inc. Class A	1,400	70,980
	Hubbell, Inc. Class B	7,980	347,210
*	Hudson Highland Group, Inc.	17,418	160,420
* #	Hurco Companies, Inc.	4,400	142,692
*	Huron Consulting Group, Inc.	1,400	90,272
*	Huttig Building Products, Inc.	9,970	21,635
*	ICT Group, Inc.	6,713	54,375
	IDEX Corp.	19,750	732,133
*	IHS, Inc.	4,500	288,720
*	II-VI, Inc.	4,500	197,595
	IKON Office Solutions, Inc.	60,300	1,043,793
	Illinois Tool Works, Inc.	6,200	307,582
	Ingersoll-Rand Co., Ltd. Class A	197	7,275
*	Innotrac Corp.	2,916	10,789
* #	Innovative Solutions & Support, Inc.	3,900	23,361
*	Insituform Technologies, Inc. Class A	15,581	286,067
	Insteel Industries, Inc.	11,479	196,291
* #	Integrated Electrical Services, Inc.	6,762	144,774
* #	InterDigital, Inc.	3,768	100,003
*	Interline Brands, Inc.	16,800	269,640
*	International Shipholding Corp.	1,100	22,275
*	Intersections, Inc.	11,982	128,567
	ITT Industries, Inc.	4,900	312,375
#	J.B. Hunt Transport Services, Inc.	6,000	218,700
*	Jacobs Engineering Group, Inc.	3,600	265,752
* #	JetBlue Airways Corp.	73,988	449,107
*	John Bean Technologies Corp.	345	4,485
*	Kadant, Inc.	1,300	30,485
	Kaman Corp. Class A	10,400	313,560
*	Kansas City Southern	23,860	1,227,120
#	Kaydon Corp.	10,000	557,300
	Kelly Services, Inc. Class A	27,033	522,818
	Kelly Services, Inc. Class B	700	14,021
*	Kenexa Corp.	14,800	342,324

42

	Kennametal, Inc.	27,500	968,825
*	Key Technology, Inc.	2,416	69,001
*	Kforce, Inc.	33,663	359,521
* #	Kirby Corp.	14,200	650,218
#	Knight Transportation, Inc.	35,700	638,673
	Knoll, Inc.	1,900	31,293
* #	Korn/Ferry International	21,362	379,816
*	K-Tron International, Inc.	1,207	179,590
*	L.B. Foster Co. Class A	1,800	69,408
	L.S. Starrett Co. Class A	2,800	73,472
	L-3 Communications Holdings, Inc.	7,400	769,156
*	LaBarge, Inc.	7,100	104,867
*	Ladish Co., Inc.	8,300	221,278
	Landstar Systems, Inc.	1,000	49,020
	Lawson Products, Inc.	7,488	225,539
*	Layne Christensen Co.	9,400	515,872
*	Learning Tree International, Inc.	7,316	108,935
*	LECG Corp.	18,573	151,370
	Lennox International, Inc.	8,500	314,500
*	LGL Group, Inc.	1,300	8,190
	Lincoln Electric Holdings, Inc.	3,300	266,541
#	Lindsay Corp.	3,900	319,449
*	LMI Aerospace, Inc.	7,400	174,566
	LSI Industries, Inc.	21,682	187,116
*	Lydall, Inc.	86	1,005
*	M&F Worldwide Corp.	11,400	501,828
*	Mac-Gray Corp.	5,600	64,904
*	Magnetek, Inc.	24,200	111,320
* ●	MAIR Holdings, Inc.	3,915	5,833
* ●	MAIR Holdings, Inc. Escrow Shares	3,915	—
*	Manitex International, Inc.	3,300	13,002
	Manpower, Inc.	4,400	211,464
*	Marten Transport, Ltd.	12,515	249,549
#	Masco Corp.	20,200	385,012
	McGrath Rentcorp.	14,635	417,098
*	Media Sciences International, Inc.	505	982
* #	Medialink Worldwide, Inc.	2,300	460
* #	Medis Technologies, Ltd.	7,700	24,101
*	Merrimac Industries, Inc.	1,355	7,303
* #	Mesa Air Group, Inc.	12,100	5,445
* #	Metalline Mining Co.	4,300	4,902
	Met-Pro Corp.	7,266	105,938
*	MFRI, Inc.	3,451	38,893
*	Microvision, Inc.	7,900	20,540
* #	Middleby Corp.	1,000	53,360
*	Milacron, Inc.	1,000	1,250
*	Miller Industries, Inc.	8,210	68,718
	Mine Safety Appliances Co.	9,800	356,034
*	Misonix, Inc.	2,609	7,123
*	Mobile Mini, Inc.	18,912	404,339
*	Modtech Holdings, Inc.	1,137	91
* #	Monster Worldwide, Inc.	19,300	377,122
* #	Moog, Inc. Class A	19,000	900,600
*	Moog, Inc. Class B	1,600	76,224
	MSC Industrial Direct Co., Inc. Class A	2,000	101,860

43

	Mueller Industries, Inc.	31,500	883,575
	Mueller Water Products, Inc.	20,473	222,542
	Mueller Water Products, Inc. Class B	70,449	731,261
	Multi-Color Corp.	4,511	105,287
	NACCO Industries, Inc. Class A	4,525	531,869
*	Nashua Corp.	2,529	23,545
	National Technical Systems, Inc.	5,998	29,930
*	Navigant Consulting, Inc.	20,700	358,317
*	NCI Building Systems, Inc.	11,400	436,392
	Nordson Corp.	11,629	623,663
	Norfolk Southern Corp.	32,700	2,404,431
*	North America Galvanizing & Coatings, Inc.	4,300	44,032
	Northrop Grumman Corp.	35,877	2,470,131
*	Northwest Airlines Corp.	7,500	73,350
*	Old Dominion Freight Line, Inc.	14,463	481,184
#	Omega Flex, Inc.	1,000	21,550
*	On Assignment, Inc.	32,356	305,764
*	Orbital Sciences Corp.	26,400	698,016
#	Oshkosh Truck Corp. Class B	12,900	198,918
*	Owens Corning, Inc.	84,400	2,041,636
*	P.A.M. Transportation Services, Inc.	7,565	111,432
	Paccar, Inc.	1,786	76,905
	Pacer International, Inc.	3,900	82,212
	Pall Corp.	4,100	166,501
*	Paragon Technologies, Inc.	1,500	8,550
	Parker Hannifin Corp.	6,550	419,659
*	Park-Ohio Holdings Corp.	9,017	175,922
*	Patrick Industries, Inc.	1,100	7,590
* #	Patriot Transportation Holding, Inc.	1,642	129,833
	Pentair, Inc.	25,820	948,885
*	Perini Corp.	5,400	144,234
*	PGT, Inc.	1,900	9,690
*	PHH Corp.	16,000	244,000
*	Pike Electric Corp.	24,700	465,595
* #	Pinnacle Airlines Corp.	8,886	42,297
	Pitney Bowes, Inc.	4,400	150,260
*	Plug Power, Inc.	59,661	161,681
*	PMFG, Inc.	3,128	83,705
	Portec Rail Products, Inc.	8,200	89,872
*	Powell Industries, Inc.	6,648	293,709
*	Power-One, Inc.	51,397	115,643
	Precision Castparts Corp.	2,900	299,454
	Preformed Line Products Co.	1,508	82,548
*	PRG-Schultz International, Inc.	5,000	58,950
* #	Protection One, Inc.	4,487	31,858
	Providence & Worcester Railroad Co.	1,377	26,714
*	Quality Distribution, Inc.	3,700	16,650
	Quanex Building Products Corp.	12,100	199,166
*	Quanta Services, Inc.	8,036	256,670
	Quixote Corp.	1,700	13,430
	R. R. Donnelley & Sons Co.	83,100	2,316,828
#	Raven Industries, Inc.	2,600	117,598
	Raytheon Co.	10,500	629,895
*	RBC Bearings, Inc.	2,000	79,880
*	RCM Technologies, Inc.	5,800	15,718

44

	Regal-Beloit Corp.	30,100	1,413,195
*	Republic Airways Holdings, Inc.	16,339	141,169
	Republic Services, Inc.	6,950	228,447
*	Resources Connection, Inc.	7,700	186,186
	Robbins & Myers, Inc.	12,000	538,200
	Robert Half International, Inc.	4,300	110,080
	Rockwell Automation, Inc.	4,000	188,840
	Rollins, Inc.	7,650	135,941
	Roper Industries, Inc.	3,500	206,780
*	Rush Enterprises, Inc. Class A	23,670	312,207
*	Rush Enterprises, Inc. Class B	3,426	44,504
	Ryder System, Inc.	29,900	1,929,148
*	Saia, Inc.	1,400	26,992
	Schawk, Inc.	18,742	295,374
*	School Specialty, Inc.	14,900	454,450
	Servidyne, Inc.	1,365	5,760
	Servotronics, Inc.	1,499	18,288
*	Shaw Group, Inc.	4,400	217,976
*	SIFCO Industries, Inc.	2,000	20,400
#	Simpson Manufacturing Co., Inc.	24,604	683,991
	Skywest, Inc.	44,123	754,062
*	SL Industries, Inc.	3,100	40,920
*	SmartPros, Ltd.	1,700	6,528
	Southwest Airlines Co.	334,016	5,087,064
*	Sparton Corp.	2,085	8,653
*	Spherion Corp.	5,800	30,044
*	Spherix, Inc.	3,800	2,318
* #	Spire Corp.	615	6,839
	SPX Corp.	5,700	679,725
*	Standard Parking Corp.	3,000	65,490
	Standard Register Co.	15,100	170,932
	Standex International Corp.	10,150	253,750
	Steelcase, Inc. Class A	55,700	618,270
*	Stericycle, Inc.	2,400	142,320
*	Sterling Construction Co., Inc.	5,123	94,519
	Sun Hydraulics, Inc.	7,300	241,557
	Supreme Industries, Inc.	4,998	19,617
* #	Synutra International, Inc.	173	8,508
	Sypris Solutions, Inc.	10,033	22,574
	TAL International Group, Inc.	23,001	565,365
*	Taleo Corp. Class A	1,800	43,578
* #	Taser International, Inc.	9,610	62,465
*	Team, Inc.	2,600	99,086
	Tech/Ops Sevcon, Inc.	1,971	12,417
	Technology Research Corp.	2,000	4,700
	Tecumseh Products Co. Class A	9,300	245,427
*	Tecumseh Products Co. Class B	2,500	63,275
*	Teledyne Technologies, Inc.	8,000	498,640
	Teleflex, Inc.	13,900	897,523
*	TeleTech Holdings, Inc.	8,100	124,902
	Tennant Co.	6,200	193,130
*	Terex Corp.	2,600	130,754
*	Tetra Tech, Inc.	13,700	391,546
	Textron, Inc.	6,400	263,040
*	The Advisory Board Co.	2,500	77,275

45

	The Brink’s Co.	4,800	334,944
*	The Geo Group, Inc.	21,100	466,943
	The Manitowoc Co., Inc.	2,400	60,432
*	Thomas & Betts Corp.	20,500	944,640
	Thomas Group, Inc.	615	1,968
	Timken Co.	59,700	1,929,504
	Titan International, Inc.	17,000	454,580
	Todd Shipyards Corp.	1,700	25,364
#	Toro Co.	3,000	122,610
*	TransDigm Group, Inc.	3,600	135,216
*	TRC Companies, Inc.	8,700	30,711
	Tredegar Industries, Inc.	15,500	306,900
* #	Trex Co., Inc.	9,200	170,660
	Trinity Industries, Inc.	59,200	2,130,016
	Triumph Group, Inc.	11,000	602,140
*	TRM Corp.	2,242	617
*	TrueBlue, Inc.	15,700	260,463
*	Tufco Technologies, Inc.	2,000	11,500
*	TurboChef Technologies, Inc.	4,100	25,010
	Twin Disc, Inc.	6,000	110,220
*	U.S. Home Systems, Inc.	1,500	5,985
	UAL Corp.	46,980	521,948
*	Ultralife Corp.	6,115	70,751
	Union Pacific Corp.	51,400	4,312,460
*	United Rentals, Inc.	57,586	932,317
*	United Stationers, Inc.	14,600	723,868
	United Technologies Corp.	6,883	451,456
	Universal Forest Products, Inc.	15,500	509,175
*	Universal Security Instruments, Inc.	500	3,208
* #	Universal Truckload Services, Inc.	5,869	144,553
*	UQM Technologies, Inc.	2,900	6,670
*	URS Corp.	37,900	1,817,684
*	US Airways Group, Inc.	11,100	94,239
*	USA Truck, Inc.	1,100	20,240
* #	USG Corp.	8,200	227,632
#	Valmont Industries, Inc.	3,200	341,568
*	Valpey Fisher Corp.	2,221	9,328
*	Versar, Inc.	5,500	30,525
	Viad Corp.	16,200	506,736
#	Vicor Corp.	21,744	218,962
*	Volt Information Sciences, Inc.	18,900	264,978
	VSE Corp.	2,000	73,340
	W.W. Grainger, Inc.	5,100	459,153
#	Wabash National Corp.	23,900	207,691
	Wabtec Corp.	12,100	714,747
	Walter Industries, Inc.	13,600	1,275,680
* #	Waste Connections, Inc.	21,050	764,326
	Waste Management, Inc.	12,600	443,268
#	Watsco, Inc. Class A	10,800	552,852
	Watsco, Inc. Class B	1,200	61,212
	Watson Wyatt Worldwide, Inc.	5,900	345,681
#	Watts Water Technologies, Inc.	28,100	798,883
*	WCA Waste Corp.	8,400	42,000
	Werner Enterprises, Inc.	53,200	1,213,492
*	WESCO International, Inc.	3,588	137,923

46

*	Westaff, Inc.	6,600	5,214
#	Western Refining, Inc.	11,600	104,864
*	Willdan Group, Inc.	5,114	18,768
*	Willis Lease Finance Corp.	6,065	75,085
	Woodward Governor Co.	11,200	518,896
*	Xenonics Holdings, Inc.	2,000	1,960
* #	YRC Worldwide, Inc.	37,796	684,108
Total Industrials			159,128,458

Information Technology — (10.4%)
*	3Com Corp.	125,196	265,416
*	Acacia Research-Acacia Technologies	4,500	17,955
* #	Access Integrated Technologies, Inc.	11,721	19,574
*	ACI Worldwide, Inc.	8,854	160,434
*	Actel Corp.	13,087	180,339
*	ActivIdentity Corp.	38,876	104,188
*	Activision Blizzard, Inc.	6,700	219,894
*	Actuate Corp.	30,893	131,913
	Acxiom Corp.	18,673	269,825
*	Adaptec, Inc.	104,968	397,829
*	ADC Telecommunications, Inc.	32,400	332,100
*	ADDvantage Technologies Group, Inc.	3,600	11,304
	Adtran, Inc.	11,400	259,920
*	Advanced Analogic Technologies, Inc.	18,777	85,811
*	Advanced Energy Industries, Inc.	27,798	448,382
*	Advanced Micro Devices, Inc.	126,500	795,685
* #	Advanced Photonix, Inc.	8,900	16,910
*	Advent Software, Inc.	2,600	120,250
*	Aehr Test Systems	2,692	11,764
*	Aetrium, Inc.	3,800	14,250
*	Affiliated Computer Services, Inc. Class A	3,000	159,720
*	Agilent Technologies, Inc.	10,400	361,504
	Agilysys, Inc.	17,000	221,170
*	Airspan Networks, Inc.	17,100	8,037
* #	Akamai Technologies, Inc.	4,900	112,210
*	Alliance Data Systems Corp.	2,000	128,480
	Altera Corp.	12,700	287,528
* #	American Commercial Lines, Inc.	4,500	55,395
	American Software, Inc. Class A	9,400	55,836
*	Amkor Technology, Inc.	15,400	115,654
*	Amtech Systems, Inc.	6,400	71,744
* #	Anadigics, Inc.	10,800	36,396
	Analog Devices, Inc.	9,100	254,436
*	Anaren, Inc.	7,180	76,252
* #	Anixter International, Inc.	10,900	804,529
*	Ansys, Inc.	15,340	680,329
	Applied Materials, Inc.	31,600	566,272
*	Applied Micro Circuits Corp.	29,136	231,923
*	Ariba, Inc.	28,741	423,355
*	Arris Group, Inc.	76,962	728,061
*	Arrow Electronics, Inc.	81,600	2,708,304
*	Art Technology Group, Inc.	43,200	177,120
*	Aruba Networks, Inc.	2,000	12,580
*	Aspen Technology, Inc.	9,500	136,800
	Astro-Med, Inc.	3,200	29,952

47

*	Asyst Technologies, Inc.	20,100	82,812
* #	Atari, Inc.	3,598	5,937
*	Atheros Communications	6,300	205,443
	Atlantic Tele-Network, Inc.	10,394	347,887
*	Atmel Corp.	102,100	427,799
*	ATMI, Inc.	21,700	529,263
*	Authentidate Holding Corp.	4,472	2,594
*	Autobytel, Inc.	17,371	20,324
* #	Avid Technology, Inc.	32,400	752,976
*	Aviza Technology, Inc.	8,635	5,181
*	Avnet, Inc.	56,800	1,667,080
*	Avocent Corp.	39,400	924,718
	AVX Corp.	127,000	1,457,960
*	Aware, Inc.	15,625	49,375
*	Axcelis Technologies, Inc.	42,000	198,660
*	AXT, Inc.	18,620	67,218
* #	Bankrate, Inc.	3,900	125,814
*	BearingPoint, Inc.	44,600	50,844
	Bel Fuse, Inc. Class A	1,500	44,295
	Bel Fuse, Inc. Class B	7,515	209,218
*	Bell Microproducts, Inc.	7,100	15,620
*	Benchmark Electronics, Inc.	65,918	1,086,988
*	BigBand Networks, Inc.	1,647	5,781
	Black Box Corp.	13,615	487,962
	Blackbaud, Inc.	3,300	66,627
*	Blackboard, Inc.	2,900	115,884
*	Blue Coat Systems, Inc.	7,400	137,640
*	BMC Software, Inc.	2,200	71,632
*	Bookham, Inc.	50,322	85,044
*	Borland Software Corp.	34,500	64,170
*	Bottomline Technologies, Inc.	20,200	232,704
*	Brightpoint, Inc.	28,972	249,449
	Broadridge Financial Solutions, Inc.	5,065	101,148
*	Brocade Communications Systems, Inc.	40,850	303,107
*	Brooks Automation, Inc.	28,980	278,498
*	BSQUARE Corp.	2,100	7,833
	CA, Inc.	17,300	413,643
* #	Cabot Microelectronics Corp.	18,800	726,056
*	CACI International, Inc. Class A	20,220	1,024,143
*	Cadence Design Systems, Inc.	9,200	73,508
*	CalAmp Corp.	8,500	17,000
*	California Micro Devices Corp.	12,711	41,184
*	Callidus Software, Inc.	9,600	45,600
*	CallWave, Inc.	15,767	36,737
*	Cascade Microtech, Inc.	9,176	54,414
#	Cass Information Systems, Inc.	2,345	85,405
*	Catalyst Semiconductor, Inc.	12,200	82,594
*	Catapult Communications Corp.	5,700	43,263
*	Centillium Communications, Inc.	13,593	10,059
*	CEVA, Inc.	17,636	167,542
*	Checkpoint Systems, Inc.	24,000	510,960
*	Cherokee International Corp.	3,800	11,020
*	Chordiant Software, Inc.	5,640	33,558
*	Chyron International Corp.	3,687	21,753
*	Ciber, Inc.	5,000	39,150

48

* #	Ciena Corp.	6,414	111,475
*	Ciprico, Inc.	2,392	98
*	Cirrus Logic, Inc.	44,300	275,103
*	Citrix Systems, Inc.	4,300	130,161
*	CMGI, Inc.	19,800	233,442
* #	Cogent, Inc.	29,500	324,500
	Cognex Corp.	25,666	519,223
*	Coherent, Inc.	9,359	335,707
	Cohu, Inc.	14,888	248,630
*	CommScope, Inc.	21,196	1,037,968
	Communications Systems, Inc.	4,064	43,282
*	Computer Sciences Corp.	75,645	3,557,584
*	Compuware Corp.	54,100	618,363
*	Comtech Telecommunications Corp.	8,646	395,295
*	Concur Technologies, Inc.	4,100	180,195
*	Conexant Systems, Inc.	9,647	56,821
*	Convera Corp.	15,672	16,926
*	Convergys Corp.	101,500	1,497,125
*	CPI International, Inc.	9,760	139,568
*	Cray, Inc.	3,600	20,196
*	Credence Systems Corp.	47,500	53,675
* #	Cree, Inc.	23,870	556,410
*	CSG Systems International, Inc.	13,500	255,150
*	CSP, Inc.	3,001	18,216
	CTS Corp.	3,700	48,988
*	Cyberoptics Corp.	6,236	56,373
*	Cybersource Corp.	18,037	309,876
*	Cymer, Inc.	17,400	520,956
*	Cypress Semiconductor Corp.	10,200	330,684
	Daktronics, Inc.	3,532	61,916
*	Datalink Corp.	3,946	23,321
	Dataram Corp.	5,000	12,050
*	DDi Corp.	7,035	39,959
* #	DealerTrack Holdings, Inc.	3,700	68,191
	Diebold, Inc.	10,200	404,430
*	Digi International, Inc.	19,559	230,992
*	Digital River, Inc.	9,200	402,500
*	Diodes, Inc.	10,700	254,553
*	Ditech Networks, Inc.	13,100	20,305
*	Dolby Laboratories, Inc.	1,000	40,700
*	Dot Hill Systems Corp.	32,296	70,405
*	Double-Take Software, Inc.	3,500	45,885
*	DSP Group, Inc.	14,000	108,500
* #	DST Systems, Inc.	3,000	185,250
*	DTS, Inc.	8,996	289,401
*	Dycom Industries, Inc.	21,904	351,121
*	Dynamics Research Corp.	8,100	72,657
*	EarthLink, Inc.	46,742	435,635
*	eBay, Inc.	700	17,451
* #	Echelon Corp.	14,100	183,441
*	EDCI Holdings, Inc.	2,070	8,611
*	EDGAR Online, Inc.	2,700	6,102
*	Edgewater Technology, Inc.	4,279	21,181
*	EFJohnson Technologies, Inc.	11,084	19,951
*	Elecsys Corp.	1,496	10,180

49

*	Electro Scientific Industries, Inc.	13,400	191,486
*	Electroglas, Inc.	8,118	12,096
*	Electronics for Imaging, Inc.	37,299	618,790
* #	Elixir Gaming Technologies, Inc.	24,400	10,248
*	eLoyalty Corp.	906	4,448
*	EMC Corp.	56,800	867,904
* #	EMCORE Corp.	15,800	97,802
*	EMS Technologies, Inc.	11,300	265,437
*	Emulex Corp.	31,900	428,098
*	Endwave Corp.	5,400	32,400
*	Entegris, Inc.	75,600	465,696
*	Entorian Technologies, Inc.	21,692	15,835
*	Entrust, Inc.	36,855	86,609
*	Epicor Software Corp.	20,300	173,159
* #	EPIQ Systems, Inc.	29,871	337,244
*	Equinix, Inc.	1,400	112,700
*	Euronet Worldwide, Inc.	37,700	708,383
*	Evans & Sutherland Computer Corp.	826	950
*	Exar Corp.	3,500	27,090
*	Extreme Networks, Inc.	72,206	252,721
*	F5 Networks, Inc.	3,400	115,974
#	Factset Research Systems, Inc.	1,700	106,607
	Fair Isaac Corp.	18,500	427,350
*	Fairchild Semiconductor Corp. Class A	48,659	610,184
* #	FalconStor Software, Inc.	14,700	110,544
*	Faro Technologies, Inc.	6,500	153,530
*	FEI Co.	15,300	414,324
	Fidelity National Information Services, Inc.	30,908	675,340
* #	Finisar Corp.	28,400	41,180
*	Fiserv, Inc.	6,600	342,276
* #	Flir Systems, Inc.	7,320	261,324
*	FormFactor, Inc.	17,900	343,501
*	Forrester Research, Inc.	9,817	339,570
* #	FortuNet, Inc.	4,700	22,560
*	Foundry Networks, Inc.	54,000	993,060
	Frequency Electronics, Inc.	6,800	31,144
*	FSI International, Inc.	8,700	9,918
*	Gartner Group, Inc.	3,700	97,717
*	Gerber Scientific, Inc.	9,225	82,287
	Gevity HR, Inc.	18,500	152,625
	Global Payments, Inc.	6,800	327,828
*	Globecomm Systems, Inc.	13,641	139,138
*	Goldleaf Financial Solutions, Inc.	7,800	13,416
*	Greenfield Online, Inc.	18,554	321,912
*	GSE Systems, Inc.	2,558	20,592
*	GSI Technology, Inc.	3,231	12,278
*	GTSI Corp.	4,675	32,258
*	Guidance Software, Inc.	4,616	29,404
*	Hackett Group, Inc.	24,171	154,694
*	Harmonic, Inc.	31,320	275,616
	Harris Corp.	6,200	324,632
*	Harris Stratex Networks, Inc. Class A	20,250	189,540
*	Hauppauge Digital, Inc.	4,603	6,444
#	Heartland Payment Systems, Inc.	5,500	124,080
	Henry Jack & Associates, Inc.	7,540	151,026

50

*	Hewitt Associates, Inc. Class A	5,600	225,176
	Hewlett-Packard Co.	29,900	1,402,908
*	hi/fn, Inc.	5,684	22,565
*	Hittite Microwave Corp.	2,400	84,936
*	Hughes Communications, Inc.	2,050	90,508
*	Hutchinson Technology, Inc.	20,560	297,914
*	Hypercom Corp.	49,100	223,405
*	I.D. Systems, Inc.	6,974	62,696
* #	i2 Technologies, Inc.	2,800	40,348
*	IAC/InterActiveCorp.	52,119	865,175
	iBasis, Inc.	10,000	36,600
*	iGATE Capital Corp.	31,716	356,805
* #	iGo, Inc.	11,440	12,927
*	Ikanos Communications	23,091	60,037
* #	ImageWare Systems, Inc.	1,700	765
*	I-many, Inc.	8,545	5,939
	Imation Corp.	28,859	612,965
#	Imergent, Inc.	3,900	44,109
*	Immersion Corp.	12,900	85,785
*	InFocus Corp.	2,100	3,066
	InfoGROUP, Inc.	41,647	274,870
*	Informatica Corp.	9,984	168,430
	InfoSpace, Inc.	33,125	387,563
*	Ingram Micro, Inc.	114,400	2,163,304
*	Innodata Isogen, Inc.	6,800	19,788
*	Innovex, Inc.	399	267
*	Insight Enterprises, Inc.	37,431	622,852
	Integral Systems, Inc.	8,800	395,912
*	Integrated Device Technology, Inc.	98,600	1,044,174
*	Integrated Silicon Solution, Inc.	18,593	73,256
	Intel Corp.	76,790	1,756,187
* #	Intelli-Check, Inc.	1,800	4,050
*	Intelligent Systems Corp.	1,620	5,184
*	Interactive Intelligence, Inc.	4,327	43,400
* #	Intermec, Inc.	25,400	510,286
*	Internap Network Services Corp.	18,200	56,238
*	International Rectifier Corp.	47,800	999,020
*	Internet Brands, Inc.	1,200	8,388
*	Internet Capital Group, Inc.	17,959	151,754
*	Interphase Corp.	3,400	11,424
	Intersil Corp.	87,125	2,041,339
*	Intervoice, Inc.	14,237	117,028
*	Interwoven, Inc.	38,568	567,721
*	Intest Corp.	3,502	4,728
*	Intevac, Inc.	18,500	188,330
*	IntriCon Corp.	1,700	9,911
*	Intuit, Inc.	8,000	240,560
*	INX, Inc.	3,489	32,273
*	iPass, Inc.	61,100	138,697
*	iPCS, Inc.	1,400	28,000
*	Iron Mountain, Inc.	13,300	384,503
*	Isilon Systems, Inc.	100	506
*	Iteris, Inc.	20,000	44,600
*	Itron, Inc.	2,800	290,024
*	Ixia	45,900	398,871

51

*	IXYS Corp.	26,222	333,806
*	j2 Global Communications, Inc.	4,415	108,918
	Jabil Circuit, Inc.	24,400	411,384
*	Jaco Electronics, Inc.	1,300	1,703
*	JDA Software Group, Inc.	18,100	329,963
* #	JDS Uniphase Corp.	142,537	1,448,176
* #	Juniper Networks, Inc.	18,250	469,025
*	Jupitermedia Corp.	16,164	18,912
	Keithley Instruments, Inc.	10,700	101,757
*	Kemet Corp.	8,400	13,608
*	Key Tronic Corp.	5,025	16,884
*	Keynote Systems, Inc.	8,468	118,721
	KLA-Tencor Corp.	6,800	252,008
*	Kopin Corp.	57,739	172,062
*	Kratos Defense & Security Solutions, Inc.	52,804	107,192
* #	Kulicke & Soffa Industries, Inc.	22,976	118,097
*	KVH Industries, Inc.	10,430	94,287
*	L-1 Identity Solutions, Inc.	61,027	1,005,725
*	Lam Research Corp.	3,100	113,956
*	LaserCard Corp.	2,900	16,530
*	Lattice Semiconductor Corp.	84,200	197,028
*	Lawson Software, Inc.	88,643	717,122
*	Leadis Technolgies, Inc.	21,530	21,099
*	LeCroy Corp.	10,051	83,725
*	Lender Processing Services, Inc.	6,804	226,573
*	Lexmark International, Inc.	12,600	453,222
#	Linear Technology Corp.	6,540	213,466
*	Lionbridge Technologies, Inc.	40,400	128,876
*	Littlefuse, Inc.	11,909	422,531
*	Logility, Inc.	2,814	19,220
*	LoJack Corp.	9,603	69,622
*	LookSmart, Ltd.	15,240	49,378
*	Loral Space & Communications, Inc.	8,849	162,556
*	LSI Corp.	63,348	421,264
*	LTX Corp.	45,366	81,205
*	Lumera Corp.	7,200	4,896
* #	Luna Innovations, Inc.	3,800	23,674
*	Macrovision Solutions Corp.	32,369	502,367
*	Magma Design Automation, Inc.	8,700	44,196
*	Management Network Group, Inc.	22,706	24,522
*	Manhattan Associates, Inc.	6,200	151,962
*	ManTech International Corp. Class A	7,600	447,564
#	Marchex, Inc. Class B	13,300	149,891
*	Mastec, Inc.	22,500	317,700
*	Mattson Technology, Inc.	50,900	259,590
#	Maximus, Inc.	11,710	433,270
*	Maxwell Technologies, Inc.	7,100	87,756
*	McAfee, Inc.	10,800	427,248
*	Measurement Specialties, Inc.	2,200	39,336
*	Mentor Graphics Corp.	52,970	646,234
*	Mercury Computer Systems, Inc.	17,600	162,800
*	Merix Corp.	13,316	24,768
	Mesa Laboratories, Inc.	2,250	47,228
*	Metavante Technologies, Inc.	13,006	307,462
	Methode Electronics, Inc.	26,064	286,443

52

	Micrel, Inc.	18,070	166,425
#	Microchip Technology, Inc.	4,900	156,849
*	Micron Technology, Inc.	223,095	945,923
*	Micros Systems, Inc.	2,800	86,296
*	Microsemi Corp.	11,926	327,965
*	MicroStrategy, Inc.	700	44,912
*	Microtune, Inc.	20,797	77,157
* #	Midway Games, Inc.	20,289	46,056
*	Mindspeed Technologies, Inc.	2,713	9,902
*	MIPS Technologies, Inc.	24,782	98,632
*	MIVA, Inc.	12,918	13,306
*	MKS Instruments, Inc.	43,558	981,797
	Mocon, Inc.	3,646	38,757
	Molex, Inc.	5,100	123,012
	Molex, Inc. Class A	3,700	85,322
	MoneyGram International, Inc.	11,500	19,550
*	Monolithic Power Systems	7,200	175,464
* #	MoSys, Inc.	25,232	114,806
	Motorola, Inc.	49,570	466,949
*	MPS Group, Inc.	46,400	534,528
*	MRV Communications, Inc.	63,791	86,756
*	MSC. Software Corp.	33,419	433,779
	MTS Systems Corp.	3,200	132,736
*	Multi-Fineline Electronix, Inc.	17,373	296,383
*	Nanometrics, Inc.	11,900	43,197
*	Napco Security Systems, Inc.	9,405	38,655
*	Napster, Inc.	19,800	26,532
	National Instruments Corp.	2,900	93,612
	National Semiconductor Corp.	7,343	157,360
*	NCI, Inc.	4,751	127,327
*	NCR Corp.	17,300	457,758
* #	NeoMagic Corp.	3,100	1,117
* #	NetApp, Inc.	3,600	91,728
*	NETGEAR, Inc.	21,876	368,611
* #	Netlogic Microsystems, Inc.	9,100	316,043
*	NetScout Systems, Inc.	21,938	326,876
*	Network Engines, Inc.	10,500	10,080
* #	Network Equipment Technologies, Inc.	27,200	88,672
*	Newport Corp.	11,700	109,629
	NIC, Inc.	20,219	139,915
*	NMS Communications Corp.	12,274	6,996
*	Novatel Wireless, Inc.	7,300	45,479
*	Novell, Inc.	96,499	620,489
* #	Novellus Systems, Inc.	26,300	596,221
*	Nu Horizons Electronics Corp.	13,686	65,830
*	Nuance Communications, Inc.	23,352	368,962
*	NumereX Corp. Class A	2,694	14,063
*	Nvidia Corp.	5,100	64,464
	O.I. Corp.	1,283	15,614
*	Oculus Innovative Sciences, Inc.	1,800	5,148
*	Omniture, Inc.	6,269	111,714
* #	OmniVision Technologies, Inc.	37,961	443,384
*	ON Semiconductor Corp.	50,400	477,288
* #	On2 Technologies, Inc.	14,600	6,278
*	Online Resources Corp.	12,648	110,164

53

*	Onvia, Inc.	1,650	7,838
	Openwave Systems, Inc.	33,587	48,365
*	Oplink Communications, Inc.	21,415	281,393
*	OPNET Technologies, Inc.	15,854	210,066
*	Opnext, Inc.	600	3,804
*	Optical Cable Corp.	4,608	31,887
* #	Orbcomm, Inc.	9,417	54,242
*	Orthovita, Inc.	21,700	66,185
*	OSI Systems, Inc.	12,046	279,588
*	Overland Storage, Inc.	2,400	1,920
*	OYO Geospace Corp.	1,612	79,085
* #	Palm, Inc.	42,900	365,079
*	PAR Technology Corp.	8,853	71,178
*	Parametric Technology Corp.	10,700	214,856
	Park Electrochemical Corp.	9,300	260,586
* #	Parkervision, Inc.	2,838	30,650
*	PC Connection, Inc.	22,085	167,625
	PC-Tel, Inc.	14,550	147,101
*	PDF Solutions, Inc.	13,377	84,944
	Pegasystems, Inc.	20,882	306,130
*	Perceptron, Inc.	2,835	21,007
*	Perficient, Inc.	9,200	73,048
*	Performance Technologies, Inc.	8,131	40,492
*	Pericom Semiconductor Corp.	21,237	289,673
*	Perot Systems Corp.	97,300	1,731,940
*	Pervasive Software, Inc.	15,300	67,779
*	Phoenix Technologies, Ltd.	6,909	76,275
*	Photon Dynamics, Inc.	10,600	161,332
*	Photronics, Inc.	17,300	56,571
*	Physicians Formula Holdings, Inc.	880	5,183
*	Pinnacle Data Systems, Inc.	100	91
*	Planar Systems, Inc.	7,691	21,304
	Plantronics, Inc.	39,700	1,024,260
*	PLATO Learning, Inc.	20,244	37,654
*	Plexus Corp.	26,277	736,544
*	PLX Technology, Inc.	20,100	114,369
*	PMC-Sierra, Inc.	71,200	640,800
*	Polycom, Inc.	32,625	914,805
*	Power Integrations, Inc.	11,799	347,245
* #	Powerwave Technologies, Inc.	79,529	401,621
*	Presstek, Inc.	29,936	160,756
* ●	Price Communications Liquidation Trust	8,600	1,175
*	Procera Networks, Inc.	2,241	3,317
*	Progress Software Corp.	15,700	458,597
	QAD, Inc.	15,645	102,944
*	QLogic Corp.	18,800	351,184
#	Quality Systems, Inc.	2,200	94,204
	Qualstar Corp.	6,493	20,778
*	Quantum Corp.	83,600	147,972
*	Quest Software, Inc.	39,204	579,827
*	QuickLogic Corp.	10,700	16,371
*	Rackable Systems, Inc.	13,300	137,788
*	Radiant Systems, Inc.	18,400	167,808
*	RadiSys Corp.	22,074	244,359
*	RAE Systems, Inc.	17,900	35,979

54

* #	Rambus, Inc.	7,200	126,648
*	Ramtron International Corp.	5,678	19,816
*	RealNetworks, Inc.	77,473	513,646
*	Red Hat, Inc.	6,300	132,300
	Relm Wireless Corp.	5,270	7,642
#	Renaissance Learning, Inc.	6,364	80,759
*	RF Micro Devices, Inc.	121,929	473,085
*	RF Monolithics, Inc.	4,364	4,364
	Richardson Electronics, Ltd.	10,300	69,113
*	RightNow Technologies, Inc.	8,400	125,916
*	Rimage Corp.	6,781	108,089
*	Rofin-Sinar Technologies, Inc.	10,000	404,200
*	Rogers Corp.	11,700	468,117
*	Rudolph Technologies, Inc.	26,557	224,141
*	S1 Corp.	29,165	222,529
* #	Saba Software, Inc.	17,004	61,554
*	Safeguard Scientifics, Inc.	39,500	56,485
*	Sandisk Corp.	9,100	131,586
*	Sanmina-SCI Corp.	231,149	543,200
*	Sapient Corp.	17,424	161,520
* #	SAVVIS, Inc.	3,000	47,640
*	ScanSource, Inc.	9,502	285,915
*	Scientific Learning Corp.	2,910	11,989
*	SCM Microsystems, Inc.	6,800	17,136
*	Seachange International, Inc.	18,084	155,161
*	Secure Computing Corp.	47,081	201,507
*	Semitool, Inc.	24,606	237,202
*	Semtech Corp.	28,217	417,329
*	SI International, Inc.	7,138	222,920
* #	Sigma Designs, Inc.	2,600	44,538
*	Silicon Image, Inc.	23,438	162,425
*	Silicon Laboratories, Inc.	15,400	519,134
*	Silicon Storage Technology, Inc.	67,126	219,502
*	Simulations Plus, Inc.	1,800	3,258
* #	SiRF Technology Holdings, Inc.	35,600	65,860
*	Skyworks Solutions, Inc.	101,400	983,580
*	SM&A	7,202	23,839
* #	Smith Micro Software, Inc.	25,200	190,764
*	Soapstone Networks, Inc.	6,100	23,912
*	SoftBrands, Inc.	5,800	5,394
*	Sonic Foundry, Inc.	3,940	2,994
* #	Sonic Solutions, Inc.	17,934	83,393
*	SonicWALL, Inc.	45,881	300,062
* #	Sonus Networks, Inc.	53,800	181,844
* #	Sourcefire, Inc.	3,800	29,830
*	SourceForge, Inc.	10,142	13,793
*	Spansion, Inc.	2,400	5,400
*	Spectrum Control, Inc.	5,373	44,381
*	SPSS, Inc.	4,154	131,183
*	SRA International, Inc.	25,994	610,339
*	SRS Labs, Inc.	3,801	22,844
*	Standard Microsystems Corp.	14,800	432,456
	StarTek, Inc.	12,550	113,452
*	STEC, Inc.	35,300	357,589
* #	Stratasys, Inc.	8,300	138,278

55

*	SumTotal Systems, Inc.	14,620	70,615
* #	Sun Microsystems, Inc.	14,850	133,650
*	Sunair Electronics, Inc.	4,500	9,113
* #	SunPower Corp. Class A	100	9,755
*	Supertex, Inc.	7,002	207,959
*	SupportSoft, Inc.	39,253	136,993
*	Switch and Data Facilities Co.	3,000	43,440
*	Sybase, Inc.	15,600	536,796
*	Sycamore Networks, Inc.	223,899	783,647
*	Sykes Enterprises, Inc.	32,700	658,578
*	Symantec Corp.	94,870	2,116,550
*	Symmetricom, Inc.	23,600	116,112
* #	Synaptics, Inc.	6,200	324,508
* #	Synchronoss Technologies, Inc.	2,300	29,118
*	SYNNEX Corp.	27,600	634,524
*	Synopsys, Inc.	21,567	464,338
	Syntel, Inc.	4,100	135,587
*	Take-Two Interactive Software, Inc.	25,700	644,299
*	Tech Data Corp.	38,900	1,328,046
	Technitrol, Inc.	25,968	410,554
*	Technology Solutions Co.	524	2,112
*	TechTeam Global, Inc.	7,800	66,534
*	Techwell, Inc.	12,600	139,608
*	Tekelec	45,094	739,993
*	TeleCommunication Systems, Inc.	13,800	115,920
* #	Telkonet, Inc.	1,232	400
*	Tellabs, Inc.	175,300	913,313
*	Telular Corp.	10,600	29,468
*	Teradata Corp.	6,300	154,791
*	Teradyne, Inc.	32,799	306,015
* #	Terremark Worldwide, Inc.	23,980	173,375
*	Tessco Technologies, Inc.	2,329	34,283
*	Tessera Technologies, Inc.	2,300	53,521
*	The Knot, Inc.	11,000	100,210
	TheStreet.com, Inc.	3,100	22,010
*	Think Partnership, Inc.	21,000	10,920
*	THQ, Inc.	15,100	231,332
*	TIBCO Software, Inc.	121,536	995,380
*	TNS, Inc.	4,600	105,340
*	Tollgrade Communications, Inc.	6,435	43,243
	Total System Services, Inc.	13,700	272,904
* #	Track Data Corp.	2,153	3,983
*	Transact Technologies, Inc.	5,540	67,865
*	Transwitch Corp.	1,733	1,352
*	Travelzoo, Inc.	2,100	16,443
*	Trident Microsystems, Inc.	4,400	13,860
*	Trimble Navigation, Ltd.	7,680	259,968
	Trio-Tech International	400	2,120
*	Triquint Semiconductor, Inc.	81,545	512,918
	TSR, Inc.	1,444	3,899
*	TTM Technologies, Inc.	33,824	405,212
*	Tumbleweed Communications Corp.	18,783	47,897
*	Tyler Technologies, Inc.	19,195	311,151
*	Ultimate Software Group, Inc.	3,700	103,748
*	Ultra Clean Holdings, Inc.	16,822	122,464

56

*	Ultratech, Inc.	18,000	267,300
*	Unica Corp.	6,800	60,316
*	Unisys Corp.	20,400	83,436
	United Online, Inc.	56,905	599,210
* #	Universal Display Corp.	7,700	109,186
* #	UTStarcom, Inc.	49,900	162,674
*	ValueClick, Inc.	13,100	168,859
*	Varian Semiconductor Equipment Associates, Inc.	4,800	155,040
*	Veeco Instruments, Inc.	21,615	363,348
*	VeriFone Holdings, Inc.	1,100	22,176
*	VeriSign, Inc.	9,700	310,109
*	Viasat, Inc.	15,100	396,073
*	Vicon Industries, Inc.	1,600	8,680
*	Video Display Corp.	4,795	38,744
*	Vignette Corp.	11,000	149,930
*	Virage Logic Corp.	15,178	100,175
*	Vishay Intertechnology, Inc.	73,517	653,566
*	Vocus, Inc.	2,948	105,096
* #	Volterra Semiconductor Corp.	9,300	146,196
* #	Vyyo, Inc.	3,100	527
* #	Wave Systems Corp. Class A	4,700	2,209
	Wayside Technology Group, Inc.	975	7,449
*	Websense, Inc.	5,400	122,256
*	Website Pros, Inc.	24,553	148,300
*	Westell Technologies, Inc.	24,650	22,232
*	Western Digital Corp.	9,700	264,422
*	White Electronics Designs Corp.	6,450	31,670
*	Wind River Systems, Inc.	28,900	319,345
*	Winland Electronics, Inc.	400	552
*	Wireless Ronin Technologies, Inc.	8,231	31,278
*	Wireless Telecom Group, Inc.	12,500	14,375
*	Wireless Xcessories Group, Inc.	1,600	1,656
*	WPCS International, Inc.	2,800	16,156
*	Wright Express Corp.	3,400	101,150
	Xerox Corp.	52,520	731,604
	Xilinx, Inc.	10,880	282,662
* #	X-Rite, Inc.	18,592	74,740
*	Yahoo!, Inc.	25,825	500,489
*	Zebra Technologies Corp. Class A	4,400	137,368
*	ZILOG, Inc.	7,400	25,752
* #	Zix Corp.	10,200	28,356
*	Zones, Inc.	300	2,502
*	Zoran Corp.	33,600	299,040
*	Zygo Corp.	11,480	120,310
Total Information Technology			139,712,469

Materials — (4.8%)
	A. Schulman, Inc.	4,300	104,146
	A.M. Castle & Co.	18,500	371,480
*	AEP Industries, Inc.	2,434	45,345
	Air Products & Chemicals, Inc.	2,500	229,625
	Airgas, Inc.	5,200	308,048
	AK Steel Holding Corp.	5,220	274,624
	Albemarle Corp.	14,600	580,204
	Alcoa, Inc.	42,900	1,378,377

57

	Allegheny Technologies, Inc.	3,900	191,100
#	AMCOL International Corp.	11,600	422,936
*	American Pacific Corp.	3,972	68,398
#	American Vanguard Corp.	13,313	197,565
* #	Amerigon, Inc.	1,300	9,009
	Aptargroup, Inc.	9,600	387,744
	Arch Chemicals, Inc.	16,300	598,210
*	Arrowhead Research Corp.	4,200	7,350
	Ashland, Inc.	51,100	2,091,523
	Balchem Corp.	5,975	163,058
	Ball Corp.	2,400	110,208
* #	Basin Water, Inc.	10,293	18,013
	Bemis Co., Inc.	34,000	949,280
*	Brush Engineered Materials, Inc.	13,400	392,620
*	Buckeye Technologies, Inc.	8,200	75,522
#	Cabot Corp.	9,600	265,632
#	Calgon Carbon Corp.	14,300	305,019
*	Caraustar Industries, Inc.	2,500	4,950
	Carpenter Technology Corp.	8,000	310,480
	Celanese Corp. Class A	2,400	92,544
*	Century Aluminum Co.	8,700	424,212
	CF Industries Holdings, Inc.	1,500	228,600
	Chemtura Corp.	193,100	1,272,529
	Chesapeake Corp.	5,400	6,804
	Cleveland-Cliffs, Inc.	9,400	951,468
* #	Coeur d’Alene Mines Corp.	357,500	639,925
	Commercial Metals Co.	41,870	1,089,876
	Compass Minerals International, Inc.	4,600	318,642
*	Constar International, Inc.	2,000	3,500
*	Core Molding Technologies, Inc.	3,400	24,480
*	Crown Holdings, Inc.	7,500	208,050
	Cytec Industries, Inc.	33,630	1,708,404
	Deltic Timber Corp.	8,200	502,988
	Dow Chemical Co.	19,944	680,689
	duPont (E.I.) de Nemours & Co., Inc.	8,400	373,296
#	Eagle Materials, Inc.	18,200	555,646
	Eastman Chemical Co.	4,700	283,504
	Empire Resources, Inc.	7,000	24,500
	Ferro Corp.	33,500	738,340
*	Flight Safety Technologies, Inc.	1,800	936
* #	Flotek Industries, Inc.	3,600	60,660
	FMC Corp.	6,600	485,364
	Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	616,665
	Friedman Industries, Inc.	3,200	30,080
#	General Maritime Corp.	11,300	279,110
* #	General Moly, Inc.	6,565	44,773
#	Georgia Gulf Corp.	16,500	55,605
	Gibraltar Industries, Inc.	18,550	399,011
	Glatfelter Co.	4,100	60,147
*	Graphic Packaging Holding Co.	158,800	452,580
	Greif, Inc. Class A	6,600	456,126
	Greif, Inc. Class B	2,400	145,200
*	H&E Equipment Services, Inc.	560	7,902
	H.B. Fuller Co.	37,800	985,446
	Hawkins, Inc.	4,365	69,054

58

*	Haynes International, Inc.	4,000	233,840
* #	Headwaters, Inc.	38,800	597,132
* #	Hecla Mining Co.	25,700	180,414
	Hercules, Inc.	5,100	109,905
	Huntsman Corp.	9,800	127,890
*	ICO, Inc.	6,300	36,477
	International Flavors & Fragrances, Inc.	1,100	44,231
	International Paper Co.	167,412	4,528,495
*	Ion Geophysical Corp.	21,400	344,968
	Kaiser Aluminum Corp.	12,700	686,562
	KMG Chemicals, Inc.	4,201	44,783
	Koppers Holdings, Inc.	1,300	59,553
	Kronos Worldwide, Inc.	6,936	113,958
*	Landec Corp.	11,000	103,290
	Louisiana-Pacific Corp.	76,400	744,136
* #	LSB Industries, Inc.	5,244	126,590
	Lubrizol Corp.	39,300	2,082,507
#	Martin Marietta Materials, Inc.	800	90,320
*	Material Sciences Corp.	6,500	49,400
*	Maxxam, Inc.	407	7,733
	MeadWestavco Corp.	78,300	2,073,384
* #	Metalico, Inc.	18,200	234,416
	Minerals Technologies, Inc.	12,600	827,568
* #	Mines Management, Inc.	10,800	22,572
*	Mod-Pac Corp.	1,500	6,180
	Myers Industries, Inc.	13,300	175,028
	Nalco Holding Co.	46,700	1,068,029
*	Nanophase Technologies Corp.	2,900	5,133
	Neenah Paper, Inc.	12,100	234,982
	Nevada Chemicals, Inc.	3,050	30,348
#	NewMarket Corp.	6,600	448,404
	Newmont Mining Corp.	9,400	423,940
#	NL Industries, Inc.	26,613	279,969
	NN, Inc.	7,600	124,792
*	Northern Technologies International Corp.	1,100	14,498
*	Northwest Pipe Co.	5,315	307,898
	Nucor Corp.	5,300	278,250
	Olin Corp.	25,500	686,205
	Olympic Steel, Inc.	1,400	66,654
*	OM Group, Inc.	19,600	727,160
*	OMNOVA Solutions, Inc.	8,300	23,987
*	Owens-Illinois, Inc.	4,080	181,968
	Packaging Corp. of America	17,000	437,750
*	Pactiv Corp.	5,700	153,159
* #	Patriot Coal Corp.	1,360	81,546
	Penford Corp.	7,621	126,585
*	Peoplesupport, Inc.	10,700	130,005
*	PolyOne Corp.	90,002	738,916
	PPG Industries, Inc.	3,500	220,010
	Quaker Chemical Corp.	8,600	254,560
*	Ready Mix, Inc.	1,400	6,440
#	Reliance Steel & Aluminum Co.	12,700	724,027
*	Rock of Ages Corp.	2,118	4,194
	Rock-Tenn Co. Class A	30,000	1,100,400
*	Rockwood Holdings, Inc.	24,300	919,755

59

#	Rohm & Haas Co.	10,100	758,005
*	Rosetta Resources, Inc.	38,757	901,100
	Royal Gold, Inc.	14,798	513,639
	RPM International, Inc.	29,500	637,200
*	RTI International Metals, Inc.	5,000	169,050
	Schnitzer Steel Industries, Inc. Class A	10,600	725,146
	Schweitzer-Maudoit International, Inc.	15,688	297,444
	Scotts Miracle-Gro Co. Class A	4,300	114,982
	Sealed Air Corp.	19,500	472,485
	Sensient Technologies Corp.	22,954	670,486
	Sigma-Aldrich Corp.	3,257	184,867
	Silgan Holdings, Inc.	2,400	125,616
*	Smurfit-Stone Container Corp.	167,616	846,461
*	Solitario Exploration & Royalty Corp.	1,300	5,109
	Sonoco Products Co.	29,740	1,027,814
	Spartech Corp.	9,500	100,035
	Steel Dynamics, Inc.	11,680	290,014
	Stepan Co.	6,124	360,275
* #	Stillwater Mining Co.	60,800	452,960
*	Symyx Technologies, Inc.	6,196	68,466
	Synalloy Corp.	1,526	23,363
	Temple-Inland, Inc.	5,100	85,221
	Terra Industries, Inc.	11,000	551,540
#	Texas Industries, Inc.	14,200	747,914
#	Titanium Metals Corp.	7,026	101,245
	Tronox, Inc. Class A	1,700	1,020
	Tronox, Inc. Class B	181	89
*	U.S. Concrete, Inc.	20,531	85,820
* #	U.S. Gold Corp.	36,032	45,400
*	United States Lime & Minerals, Inc.	2,700	104,706
	United States Steel Corp.	4,200	558,894
*	Universal Stainless & Alloy Products, Inc.	4,480	161,952
	Valhi, Inc.	8,900	163,137
	Valspar Corp.	74,200	1,755,572
#	Vulcan Materials Co.	3,693	276,384
*	W.R. Grace & Co.	2,800	73,612
	Wausau Paper Corp.	33,100	284,991
	Westlake Chemical Corp.	37,820	717,824
	Weyerhaeuser Co.	25,934	1,439,078
	Worthington Industries, Inc.	56,600	996,160
	Zep, Inc.	2,450	47,996
* #	Zoltek Companies, Inc.	3,700	63,011
Total Materials			64,594,101

Other — (0.0%)
* ●	DMRC Corp.	2,635	30,711
* ●	Tripos Escrow Shares	67	6
Total Other			30,717

Telecommunication Services — (2.0%)
#	Alaska Communications Systems Group, Inc.	9,300	97,836
*	American Tower Corp.	300	12,399
	Arbinet-thexchange, Inc.	19,135	74,435
	AT&T, Inc.	270,720	8,660,333
*	Cbeyond, Inc.	2,200	37,246

60

*	Centennial Communications Corp.	20,900	159,258
#	CenturyTel, Inc.	64,100	2,476,183
*	Cincinnati Bell, Inc.	48,693	189,903
*	Clear Channel Outdoor Holdings, Inc.	1,900	31,863
* #	Cogent Communications Group, Inc.	8,200	75,522
	Consolidated Communications Holdings, Inc.	22,736	343,541
*	Crown Castle International Corp.	17,000	635,800
	D&E Communications, Inc.	10,516	98,325
	Embarq Corp.	115	5,423
#	FairPoint Communications, Inc.	16,430	145,406
* #	FiberTower Corp.	10,600	13,780
	Frontier Communications Corp.	13,337	167,646
*	General Communications, Inc. Class A	29,975	303,947
	Hickory Tech Corp.	5,675	39,839
* #	ICO Global Communications (Holdings), Ltd.	22,300	65,339
#	IDT Corp. Class B	13,800	21,390
	Iowa Telecommunications Services, Inc.	6,900	126,891
*	LCC International, Inc. Class A	12,139	7,162
* #	Leap Wireless International, Inc.	23,161	1,034,370
* #	Level 3 Communications, Inc.	27,575	94,582
*	NeuStar, Inc.	2,100	50,421
*	Nexstar Broadcasting Group, Inc.	3,092	11,162
* #	Nextwave Wireless, Inc.	52,359	50,788
*	Occam Networks, Inc.	13,724	60,797
*	PAETEC Holding Corp.	8,900	29,370
*	Point.360	2,600	3,614
*	Premiere Global Services, Inc.	26,774	404,823
#	Regal Entertainment Group	5,200	87,152
*	SBA Communications Corp.	3,000	104,790
	Shenandoah Telecommunications Co.	10,872	187,868
*	Spark Networks, Inc.	4,900	20,972
	Sprint Nextel Corp.	310,200	2,704,944
	SureWest Communications	8,000	95,120
*	Syniverse Holdings, Inc.	33,870	561,903
	Telephone & Data Systems, Inc.	24,324	934,042
	Telephone & Data Systems, Inc. Special Shares	4,527	169,083
* #	Terrestar Corp.	42,800	118,984
*	tw Telecom, Inc.	3,700	56,758
*	United States Cellular Corp.	14,800	774,040
*	USA Mobility, Inc.	12,993	146,431
	Verizon Communications, Inc.	150,079	5,270,774
	Warwick Valley Telephone Co.	3,125	34,250
	Windstream Corp.	16,517	205,141
*	Xeta Corp.	4,300	14,018
Total Telecommunication Services			27,015,664

Utilities — (1.1%)
	AGL Resources, Inc.	5,600	185,136
	ALLETE, Inc.	5,500	232,210
	Alliant Energy Corp.	700	24,465
	American States Water Co.	2,800	110,628
	Aqua America, Inc.	5,300	96,937
	Artesian Resources Corp. Class A	498	8,690
	Atmos Energy Corp.	6,600	181,764
	Avista Corp.	10,500	234,150

61

	Black Hills Corp.	7,100	240,051
*	Cadiz, Inc.	2,459	47,975
	California Water Service Group	3,700	145,373
	CenterPoint Energy, Inc.	1,100	17,468
	Central Vermont Public Service Corp.	2,094	50,884
	CH Energy Group, Inc.	2,300	91,540
	Chesapeake Utilities Corp.	2,100	63,588
	Cleco Corp.	9,000	226,890
	CMS Energy Corp.	8,500	115,345
	Connecticut Water Services, Inc.	2,499	66,748
	Delta Natural Gas Co., Inc.	238	6,500
	DPL, Inc.	4,700	116,654
*	Dynegy, Inc.	202,560	1,207,258
*	El Paso Electric Co.	8,400	178,836
	Empire District Electric Co.	6,300	132,930
	Energen Corp.	2,500	139,600
	Energy East Corp.	5,800	157,760
	Energy West, Inc.	300	2,985
#	EnergySouth, Inc.	2,103	128,809
* #	Environmental Power Corp.	2,500	8,000
	Florida Public Utilities Co.	800	10,440
#	Great Plains Energy, Inc.	8,277	194,096
#	Hawaiian Electric Industries, Inc.	7,998	211,547
	IDACORP, Inc.	8,400	250,320
	Integrys Energy Group, Inc.	3,707	193,765
	ITC Holdings Corp.	5,500	308,055
	Laclede Group, Inc.	4,100	184,213
*	Maine & Maritimes Corp.	1,308	58,010
	MGE Energy, Inc.	4,319	146,414
	Middlesex Water Co.	10,221	181,116
*	Mirant Corp.	10,500	310,590
	National Fuel Gas Co.	2,800	132,468
	New Jersey Resources Corp.	8,913	322,472
	Nicor, Inc.	9,700	445,133
	Northeast Utilities, Inc.	5,500	147,895
	Northwest Natural Gas Co.	4,700	229,031
	NorthWestern Corp.	7,800	205,140
*	NRG Energy, Inc.	24,400	918,416
	NSTAR	7,800	263,952
	OGE Energy Corp.	6,700	225,790
	Oneok, Inc.	900	39,339
#	Ormat Technologies, Inc.	8,700	436,218
	Otter Tail Corp.	3,500	138,985
#	Piedmont Natural Gas Co.	5,700	164,445
	Pinnacle West Capital Corp.	7,400	260,406
	PNM Resources, Inc.	4,900	57,771
	Portland General Electric Co.	8,100	207,522
	Public Service Enterprise Group, Inc.	25,500	1,039,635
	Puget Energy, Inc.	4,800	133,920
	Questar Corp.	9,200	477,388
*	Reliant Energy, Inc.	47,800	814,034
	RGC Resources, Inc.	200	5,780
	Sierra Pacific Resources	17,100	192,204
	SJW Corp.	14,400	401,328
	South Jersey Industries, Inc.	5,200	185,484

62

	Southern Union Co.	9,100	237,146
	Southwest Gas Corp.	8,500	257,975
#	Southwest Water Co.	5,681	67,149
#	TECO Energy, Inc.	8,500	151,640
	UGI Corp.	7,800	214,500
	UIL Holdings Corp.	4,366	142,332
	Unisource Energy Corp.	4,200	134,946
	Unitil Corp.	3,751	99,739
	Vectren Corp.	4,893	135,732
	Westar Energy, Inc.	7,200	163,080
	WGL Holdings, Inc.	6,200	199,640
	York Water Co.	1,600	22,560
Total Utilities			15,538,935

TOTAL COMMON STOCKS			1,124,761,953

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	987	240,828

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	178	—
*	Valley National Bancorp Warrants 06/30/15	106	520
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	—
TOTAL RIGHTS/WARRANTS			520

TEMPORARY CASH INVESTMENTS — (1.0%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	12,755,464	12,755,464

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (15.5%)
§ @	DFA Short Term Investment Fund LP	$195,185	195,185,201

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $17,567,593 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 10/01/35 to 04/01/38, valued at $14,033,707) to be repurchased at $13,628,198	13,625	13,624,958

TOTAL SECURITIES LENDING COLLATERAL			208,810,159

TOTAL INVESTMENTS - (100.0%) (Cost $1,449,365,429) ##			$1,346,568,924

63

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.7%)
Consumer Discretionary — (12.0%)
*	1-800-FLOWERS.COM, Inc.	4,600	$28,244
*	99 Cents Only Stores	8,100	69,336
*	A.C. Moore Arts & Crafts, Inc.	5,700	42,978
	Aaron Rents, Inc.	8,300	237,048
	Abercrombie & Fitch Co.	200	10,490
	Acme United Corp.	500	6,875
	Advance Auto Parts, Inc.	2,000	86,080
*	Aeropostale, Inc.	2,700	94,122
*	AFC Enterprises, Inc.	1,162	10,539
	Ah Belo Corp.	1,440	6,984
	Aldila, Inc.	1,300	4,901
*	Alloy, Inc.	3,398	24,398
* #	Amazon.com, Inc.	2,700	218,187
	Ambassadors Group, Inc.	1,600	27,072
* #	AMDL, Inc.	600	1,740
	American Axle & Manufacturing Holdings, Inc.	11,700	56,862
	American Eagle Outfitters, Inc.	25,550	384,527
*	America’s Car-Mart, Inc.	3,200	60,512
#	Ameristar Casinos, Inc.	7,000	115,780
*	AnnTaylor Stores Corp.	5,500	133,540
*	Apollo Group, Inc. Class A	4,000	254,720
	Arbitron, Inc.	3,100	148,676
	Arctic Cat, Inc.	110	1,136
	ArvinMeritor, Inc.	1,100	16,511
*	Ashworth, Inc.	1,250	3,675
*	ATC Technology Corp.	4,425	107,173
*	AutoNation, Inc.	29,900	339,365
*	Autozone, Inc.	2,300	315,629
* #	Avatar Holdings, Inc.	2,300	73,117
*	Ballantyne of Omaha, Inc.	1,500	6,465
*	Bally Technologies, Inc.	1,600	54,768
	Barnes & Noble, Inc.	6,100	150,853
*	Barry (R.G.) Corp.	200	1,498
	Bassett Furniture Industries, Inc.	2,475	25,443
	Beasley Broadcast Group, Inc.	300	912
	Beazer Homes USA, Inc.	8,800	61,248
	Bebe Stores, Inc.	13,703	132,919
*	Bed Bath and Beyond, Inc.	22,200	680,652
	Belo Corp. Class A	14,600	107,018
	Best Buy Co., Inc.	4,400	196,988
	Big 5 Sporting Goods Corp.	400	3,592
*	Big Lots, Inc.	1,300	38,441
*	BJ’s Restaurants, Inc.	3,800	44,232

1

	Black & Decker Corp.	4,300	271,975
#	Blockbuster, Inc. Class A	9,100	21,840
*	Blockbuster, Inc. Class B	7,900	14,615
* #	Blue Nile, Inc.	800	33,304
*	Bluegreen Corp.	6,200	70,928
	Blyth, Inc.	3,900	61,659
	Bob Evans Farms, Inc.	3,100	87,017
	Bon-Ton Stores, Inc.	4,000	16,000
	Books-A-Million, Inc.	319	2,153
#	Borders Group, Inc.	300	2,100
	BorgWarner, Inc.	6,800	281,180
#	Boyd Gaming Corp.	4,650	56,683
	Brinker International, Inc.	3,400	64,328
#	Brookfield Homes Corp.	3,900	50,037
	Brown Shoe Company, Inc.	5,300	80,560
	Brunswick Corp.	14,600	201,334
#	Buckle, Inc.	4,700	244,400
* #	Buffalo Wild Wings, Inc.	800	28,864
*	Build-A-Bear-Workshop, Inc.	3,000	22,260
	Bunge, Ltd.	7,000	625,520
	Burger King Holdings, Inc.	8,300	206,006
* #	Cabela’s, Inc.	9,300	113,925
	Cablevision Systems New York Group Class A	6,500	209,755
*	Cache, Inc.	1,900	22,249
*	California Pizza Kitchen, Inc.	4,900	70,462
	Callaway Golf Co.	8,500	115,430
*	Capella Education Co.	200	9,942
*	Career Education Corp.	5,200	97,500
* #	CarMax, Inc.	15,500	229,400
	Carmike Cinemas, Inc.	2,900	15,283
	Carnival Corp.	24,500	907,970
*	Carriage Services, Inc.	4,124	17,939
*	Carter’s, Inc.	10,300	189,623
*	Casual Male Retail Group, Inc.	9,100	34,762
	Cato Corp. Class A	5,900	103,899
*	Cavalier Homes, Inc.	1,574	3,699
*	Cavco Industries, Inc.	1,108	38,791
	CBRL Group, Inc.	2,000	51,680
	CBS Corp. Class A	300	4,857
	CBS Corp. Class B	31,400	508,052
*	CEC Entertainment, Inc.	3,900	133,614
	Centex Corp.	16,100	261,142
*	Champion Enterprises, Inc.	10,600	51,834
*	Charlotte Russe Holding, Inc.	4,600	54,326
*	Cheesecake Factory, Inc.	9,500	146,015
* #	Chipotle Mexican Grill, Inc.	300	20,796
*	Chipotle Mexican Grill, Inc. Class B	400	26,028
	Choice Hotels International, Inc.	2,500	67,475
	Christopher & Banks Corp.	5,700	54,834
	Churchill Downs, Inc.	1,400	62,188
*	Citi Trends, Inc.	3,500	72,170
*	Coach, Inc.	6,300	182,637
*	Coinstar, Inc.	3,859	127,038
*	Coldwater Creek, Inc.	13,600	99,008
	Collectors Universe, Inc.	1,200	9,360

2

#	Columbia Sportswear Co.	600	24,234
	Comcast Corp. Class A	86,150	1,824,657
	Comcast Corp. Special Class A Non-Voting	65,600	1,386,784
* #	Conn’s, Inc.	4,681	89,501
	Cooper Tire & Rubber Co.	1,300	12,428
*	Corinthian Colleges, Inc.	10,200	135,354
	Courier Corp.	200	4,280
*	Cox Radio, Inc.	4,300	47,945
	Craftmade International, Inc.	200	840
* #	Crown Media Holdings, Inc.	2,359	11,866
	CSS Industries, Inc.	200	5,330
*	Culp, Inc.	1,786	13,181
*	Cybex International, Inc.	3,598	12,089
	D.R. Horton, Inc.	15,200	189,392
	Darden Restaurants, Inc.	12,000	351,480
*	Deckers Outdoor Corp.	300	34,107
*	dELiA*s, Inc.	4,969	12,373
*	Design Within Reach, Inc.	1,743	7,199
	DeVry, Inc.	2,100	108,318
*	DG Fastchannel, Inc.	3,700	87,061
*	Dick’s Sporting Goods, Inc.	5,700	130,473
#	Dillards, Inc. Class A	15,400	196,658
	Dineequity, Inc.	3,700	73,482
*	Discovery Holding Co. Class A	44,700	904,281
*	DISH Network Corp.	2,200	62,062
	Disney (Walt) Co.	98,492	3,186,216
*	Dixie Group, Inc.	1,338	10,236
*	Dollar Tree, Inc.	9,900	379,764
*	Domino’s Pizza, Inc.	5,500	73,700
	Dover Downs Gaming & Entertainment, Inc.	2,300	18,423
* #	DreamWorks Animation SKG, Inc.	11,500	366,620
* #	Drew Industries, Inc.	900	14,427
*	drugstore.com, Inc.	12,964	30,854
	E.W. Scripps Co.	2,133	15,507
	Eastman Kodak Co.	14,100	228,279
*	Eddie Bauer Holdings, Inc.	5,231	32,641
*	Einstein Noah Restaurant Group, Inc.	1,000	11,790
*	Enova Systems, Inc.	1,500	3,900
*	Entravision Communications Corp.	2,900	9,280
	Ethan Allen Interiors, Inc.	3,640	98,790
	Family Dollar Stores, Inc.	800	19,936
*	Famous Dave’s of America, Inc.	200	1,860
	Finish Line, Inc. Class A	8,400	101,556
	Fisher Communications, Inc.	1,700	59,109
* #	Fleetwood Enterprises, Inc.	3,800	8,132
	Foot Locker, Inc.	22,900	373,041
* #	Ford Motor Co.	73,200	326,472
	Fortune Brands, Inc.	11,800	694,076
*	Fossil, Inc.	6,100	182,512
*	Franklin Covey Co.	3,700	33,115
*	Franklin Electronic Publishers, Inc.	1,100	1,925
	Fred’s, Inc.	8,300	116,366
	Frisch’s Restaurants, Inc.	300	6,975
*	Fuel Systems Solutions, Inc.	900	46,647
#	Furniture Brands International, Inc.	13,400	119,930

3

*	GameStop Corp. Class A	2,600	114,062
*	GameTech International, Inc.	1,600	6,224
*	Gaming Partners International Corp.	400	2,068
* #	Gander Mountain Co.	4,562	16,058
	Gannett Co., Inc.	20,600	366,474
	Gap, Inc.	63,000	1,225,350
*	Gaylord Entertainment Co.	2,300	79,695
#	General Motors Corp.	4,000	40,000
	Gentex Corp.	20,625	328,556
	Genuine Parts Co.	14,000	593,880
*	G-III Apparel Group, Ltd.	2,400	44,424
*	Goodyear Tire & Rubber Co.	2,600	50,986
	Gray Television, Inc.	1,000	2,460
*	Great Wolf Resorts, Inc.	1,653	8,645
	Group 1 Automotive, Inc.	4,000	84,640
*	GSI Commerce, Inc.	2,600	41,808
	Guess?, Inc.	2,500	93,175
*	Gymboree Corp.	2,000	78,500
	H&R Block, Inc.	6,700	171,118
*	Hanesbrands, Inc.	4,300	102,512
	Harley-Davidson, Inc.	2,700	107,406
	Harte-Hanks, Inc.	13,000	160,550
	Hasbro, Inc.	6,640	248,336
	Haverty Furniture Co., Inc.	3,800	41,952
*	Hawk Corp.	1,900	45,600
*	Hayes Lemmerz International, Inc.	8,500	21,505
	Hearst-Argyle Television, Inc.	10,800	213,840
*	Heelys, Inc.	8,609	43,648
*	Helen of Troy, Ltd.	6,000	144,300
*	Hibbett Sporting Goods, Inc.	1,400	33,460
	Hillenbrand, Inc.	4,500	107,010
*	Hollywood Media Corp.	5,700	15,618
	Home Depot, Inc.	28,600	775,632
	Hooker Furniture Corp.	1,800	30,312
*	Hot Topic, Inc.	1,800	11,178
*	Hovnanian Enterprises, Inc. Class A	10,300	73,542
*	HSN, Inc.	5,260	77,059
*	Iconix Brand Group, Inc.	7,530	97,363
	Idearc, Inc.	400	660
	Interactive Data Corp.	13,300	400,330
	Interface, Inc. Class A	5,901	77,716
	International Game Technology	8,600	184,298
	International Speedway Corp. Class A	5,500	218,185
*	Interpublic Group of Companies, Inc.	36,900	346,860
*	Interstate Hotels & Resorts, Inc.	7,100	18,673
*	Interval Leisure Group, Inc.	5,260	68,327
* #	iRobot Corp.	3,800	53,162
* #	Isle of Capri Casinos, Inc.	1,200	8,592
* #	ITT Educational Services, Inc.	1,300	115,583
	J. Alexander’s Corp.	296	1,809
* #	J. Crew Group, Inc.	3,300	87,153
	J.C. Penney Co., Inc.	10,170	396,325
*	Jack in the Box, Inc.	10,400	246,792
	Jackson Hewitt Tax Service, Inc.	3,300	56,661
*	Jakks Pacific, Inc.	4,200	104,790

4

*	Jarden Corp.	12,000	308,040
*	Jo-Ann Stores, Inc.	5,400	134,838
	Johnson Controls, Inc.	29,300	905,956
	Johnson Outdoors, Inc.	300	4,626
	Jones Apparel Group, Inc.	11,400	226,404
* #	Jos. A. Bank Clothiers, Inc.	3,900	101,361
	Journal Communications, Inc. Class A	8,000	40,880
	KB Home	9,200	191,360
	Kenneth Cole Productions, Inc. Class A	1,700	27,302
	Kimball International, Inc. Class B	4,000	42,120
*	Knology, Inc.	400	4,040
*	Kohl’s Corp.	13,800	678,546
*	Kona Grill, Inc.	200	1,390
	KSW, Inc.	200	988
	K-Swiss, Inc. Class A	7,200	123,480
	LaCrosse Footwear, Inc.	500	8,250
*	Lakeland Industries, Inc.	997	12,752
*	Lakes Entertainment, Inc.	5,885	38,606
* #	Lamar Advertising Co.	3,700	137,455
* #	Las Vegas Sands Corp.	2,100	99,561
*	Lazare Kaplan International, Inc.	995	8,010
	La-Z-Boy, Inc.	9,400	71,158
*	Leapfrog Enterprises, Inc.	5,000	42,500
*	Lear Corp.	11,300	141,928
#	Lee Enterprises, Inc.	5,300	19,875
	Leggett & Platt, Inc.	30,000	669,300
	Lennar Corp. Class A	13,400	176,210
	Lennar Corp. Class B	800	9,024
	Libbey, Inc.	3,000	27,900
*	Liberty Global, Inc. Class A	1,100	38,698
*	Liberty Global, Inc. Series C	900	29,898
*	Liberty Media Corp. - Entertainment Class A	18,800	522,452
*	Liberty Media Holding Corp. Capital Class A	19,862	322,757
*	Liberty Media Holding Corp. Interactive Class A	96,243	1,307,942
*	Liberty Media Holding Corp. Interactive Class B	500	6,790
* #	LIFE TIME FITNESS, Inc.	2,200	77,770
	Lifetime Brands, Inc.	511	4,952
	Limited Brands, Inc.	17,800	370,240
*	Lincoln Educational Services	4,203	63,171
*	Live Nation, Inc.	12,200	195,810
	Liz Claiborne, Inc.	3,900	63,219
*	LKQ Corp.	11,665	218,485
*	Lodgian, Inc.	1,100	9,306
	Lowe’s Companies, Inc.	42,150	1,038,576
*	Luby’s, Inc.	5,200	38,584
#	M/I Homes, Inc.	3,672	65,766
	Macy’s, Inc.	51,900	1,080,558
*	Maidenform Brands, Inc.	700	10,570
	Marine Products Corp.	2,200	17,886
	Marriott International, Inc. Class A	4,900	138,229
*	Martha Stewart Living Omnimedia, Inc.	6,300	51,156
* #	Marvel Entertainment, Inc.	1,800	60,966
	Mattel, Inc.	34,300	663,019
	Matthews International Corp. Class A	4,230	212,600
*	McCormick & Schmick’s Seafood Restaurants, Inc.	3,315	32,520

5

	McDonald’s Corp.	19,700	1,222,385
	McGraw-Hill Companies, Inc.	1,600	68,544
	MDC Holdings, Inc.	6,800	281,860
	Meredith Corp.	3,100	87,978
*	Meritage Homes Corp.	6,500	152,230
*	Midas, Inc.	1,000	14,370
	Modine Manufacturing Co.	4,800	75,936
* #	Mohawk Industries, Inc.	12,800	883,840
	Monaco Coach Corp.	475	1,135
*	Monarch Casino & Resort, Inc.	1,100	14,729
	Monro Muffler Brake, Inc.	2,927	60,677
* #	Morgans Hotel Group	4,700	80,370
*	Morningstar, Inc.	1,400	91,434
*	Morton’s Restaurant Group, Inc.	3,700	26,677
*	Mothers Work, Inc.	1,400	21,294
	Movado Group, Inc.	2,400	55,656
*	MTR Gaming Group, Inc.	5,122	20,949
*	Multimedia Games, Inc.	3,700	18,722
*	Nathan’s Famous, Inc.	802	12,800
	Nautilus Group, Inc.	8,805	46,843
*	Navarre Corp.	226	366
* #	Netflix, Inc.	2,800	86,352
	New Frontier Media, Inc.	4,900	18,963
*	New Motion, Inc.	1,034	4,136
*	New York & Co., Inc.	8,800	103,840
	Newell Rubbermaid, Inc.	24,900	450,690
	News Corp. Class A	22,700	321,432
	News Corp. Class B	13,200	189,552
	NIKE, Inc. Class B	6,200	375,782
	Noble International, Ltd.	3,400	20,400
	Nordstrom, Inc.	7,800	242,580
* #	NVR, Inc.	600	358,638
	Omnicom Group, Inc.	2,965	125,686
#	Orleans Homebuilders, Inc.	2,500	12,250
	O’Charleys, Inc.	800	8,008
*	O’Reilly Automotive, Inc.	12,300	358,176
*	Outdoor Channel Holdings, Inc.	5,971	47,708
* #	Overstock.com, Inc.	300	6,342
	Oxford Industries, Inc.	3,400	77,690
* #	P.F. Chang’s China Bistro, Inc.	3,800	98,724
*	Pacific Sunwear of California, Inc.	5,200	32,916
*	Palm Harbor Homes, Inc.	2,840	25,560
* #	Panera Bread Co.	4,400	236,456
*	Papa John’s International, Inc.	3,300	92,136
*	PC Mall, Inc.	2,600	24,882
	Pennichuck Corp.	200	4,646
	Penske Automotive Group, Inc.	25,900	343,175
*	Perry Ellis International, Inc.	4,300	73,358
*	PetMed Express, Inc.	3,800	54,112
	PETsMART, Inc.	15,700	423,429
	Phillips-Van Heusen Corp.	7,600	289,256
*	Pinnacle Entertainment, Inc.	5,800	64,322
*	Playboy Enterprises, Inc. Class B	5,500	23,430
#	Polaris Industries, Inc.	800	36,072
	Polo Ralph Lauren Corp.	5,000	379,400

6

* #	Premier Exhibitions, Inc.	200	708
	Pre-Paid Legal Services, Inc.	1,000	44,640
* #	Priceline.com, Inc.	1,400	130,172
	PRIMEDIA, Inc.	200	580
*	Princeton Review, Inc.	5,520	42,835
*	Progressive Gaming International Corp.	700	532
*	Proliance International, Inc.	900	1,062
	Pulte Homes, Inc.	23,100	335,181
*	Quiksilver, Inc.	7,000	53,970
*	R.H. Donnelley Corp.	400	1,500
	RadioShack Corp.	12,500	237,625
*	Rainmaker Systems, Inc.	3,696	11,088
*	RC2 Corp.	3,200	80,544
	RCN Corp.	6,442	89,286
*	Reading International, Inc. Class A	800	6,056
*	Red Lion Hotels Corp.	2,500	21,325
* #	Red Robin Gourmet Burgers, Inc.	2,300	61,410
	Regis Corp.	4,900	134,554
*	Rentrak Corp.	600	9,090
	Ross Stores, Inc.	10,100	406,121
	Royal Caribbean Cruises, Ltd.	19,700	535,446
*	Rubio’s Restaurants, Inc.	500	2,945
	Russ Berrie & Co., Inc.	4,100	31,119
	Ryland Group, Inc.	9,100	210,938
*	Saga Communications, Inc. Class A	3,200	20,128
	Sauer-Danfoss, Inc.	7,200	235,944
*	Scientific Games Corp.	4,900	147,539
	Scripps Networks Interactive	6,400	265,856
#	Sealy Corp.	3,600	24,084
* #	Sears Holdings Corp.	13,750	1,264,312
	Service Corp. International	30,200	308,342
#	Sherwin-Williams Co.	1,900	111,245
	Shiloh Industries, Inc.	4,053	34,532
*	Shoe Carnival, Inc.	2,582	42,138
*	Shuffle Master, Inc.	1,200	6,024
	Sinclair Broadcast Group, Inc. Class A	8,656	61,371
*	Sirius XM Radio, Inc.	3,200	4,256
	Skyline Corp.	1,600	36,592
* #	Smith & Wesson Holding Corp.	1,800	10,206
	Snap-On, Inc.	7,000	399,140
	Sonic Automotive, Inc.	300	3,228
*	Sonic Corp.	6,500	94,185
	Sotheby’s Class A	4,700	126,618
	Spartan Motors, Inc.	5,340	25,258
	Speedway Motorsports, Inc.	4,000	88,520
	Sport Supply Group, Inc.	2,000	24,400
	Stage Stores, Inc.	5,200	82,784
*	Stamps.com, Inc.	1,700	23,341
	Standard Motor Products, Inc.	4,085	28,227
#	Standard Pacific Corp.	22,100	70,720
	Stanley Furniture, Inc.	1,800	14,850
	Staples, Inc.	14,400	348,480
*	Starbucks Corp.	11,600	180,496
	Starwood Hotels & Resorts Worldwide, Inc.	300	10,875
*	Steinway Musical Instruments, Inc.	2,155	62,301

7

*	Steven Madden, Ltd.	3,310	83,246
*	Stoneridge, Inc.	400	5,080
	Strayer Education, Inc.	100	20,984
	Sturm Ruger & Co., Inc.	4,200	30,660
#	Superior Industries International, Inc.	4,800	84,336
	Superior Uniform Group, Inc.	906	9,386
*	Syms Corp.	305	5,100
#	Systemax, Inc.	2,400	37,008
	Tandy Brand Accessories, Inc.	300	1,710
#	Target Corp.	21,880	1,160,078
#	Tempur-Pedic International, Inc.	2,300	26,013
*	Tenneco Automotive, Inc.	6,400	93,504
*	Texas Roadhouse, Inc.	10,000	89,800
*	The DIRECTV Group, Inc.	14,300	403,403
*	The Dress Barn, Inc.	16,400	266,664
	The Marcus Corp.	4,300	73,874
	The Men’s Wearhouse, Inc.	700	15,330
#	The New York Times Co. Class A	17,400	226,026
	The Stanley Works	15,300	733,635
* #	The Steak n Shake Co.	1,400	10,892
#	The TJX Companies, Inc.	5,100	184,824
* #	The Walking Co Holdings, Inc.	706	2,965
*	thinkorswim Group, Inc.	200	2,006
#	Thor Industries, Inc.	4,000	91,920
*	Ticketmaster	5,260	112,722
	Tiffany & Co.	7,020	310,073
*	Timberland Co. Class A	5,000	84,300
	Time Warner, Inc.	233,900	3,828,943
* #	TiVo, Inc.	1,900	16,074
*	Toll Brothers, Inc.	15,500	385,640
*	Tractor Supply Co.	6,100	259,982
	Triarc Companies, Inc. Class B	300	1,743
* #	True Religion Apparel, Inc.	600	16,290
*	TRW Automotive Holdings Corp.	25,900	496,762
*	Tuesday Morning Corp.	8,200	34,522
	Tupperware Corp.	3,200	114,304
*	Tween Brands, Inc.	2,900	31,494
	Tyco Electronics, Ltd.	28,300	931,353
* #	Under Armour, Inc. Class A	1,000	33,710
*	Unifi, Inc.	16,589	66,190
	Unifirst Corp.	1,300	55,939
*	Universal Electronics, Inc.	1,200	31,464
* #	Universal Technical Institute, Inc.	3,000	51,480
*	Urban Outfitters, Inc.	6,000	213,720
	V.F. Corp.	8,400	665,700
* #	Vail Resorts, Inc.	4,700	206,753
* #	Valassis Communications, Inc.	13,000	122,330
	Value Line, Inc.	353	13,488
*	ValueVision Media, Inc. Class A	7,600	17,784
* #	VCG Holding Corp.	300	1,080
*	Viacom, Inc. Class A	800	23,688
*	Viacom, Inc. Class B	9,000	265,320
	Virco Manufacturing Corp.	1,360	5,930
*	Volcom, Inc.	2,300	41,032
*	Warnaco Group, Inc.	5,700	293,949

8

	Warner Music Group Corp.	13,500	115,830
	Washington Post Co.	352	209,968
	Weight Watchers International, Inc.	3,400	134,640
	Wendy’s International, Inc.	7,300	177,171
*	Wet Seal, Inc. Class A	16,800	79,128
	Weyco Group, Inc.	500	15,895
	Whirlpool Corp.	4,900	398,664
	Wiley (John) & Sons, Inc. Class A	7,300	347,334
	Wiley (John) & Sons, Inc. Class B	400	18,916
*	Williams Controls, Inc.	600	7,902
#	Williams-Sonoma, Inc.	16,100	284,809
#	Winnebago Industries, Inc.	3,000	34,050
*	WMS Industries, Inc.	4,100	137,760
	Wolverine World Wide, Inc.	7,800	205,374
	World Wrestling Entertainment, Inc.	3,000	48,810
* #	WorldSpace, Inc. Class A	600	876
	Wyndham Worldwide Corp.	6,700	129,176
	Wynn Resorts, Ltd.	2,200	209,924
	Xerium Technologies, Inc.	4,800	37,008
	Yum! Brands, Inc.	5,200	185,536
* #	Zale Corp.	7,100	193,901
* #	Zumiez, Inc.	200	2,882
Total Consumer Discretionary			72,441,158

Consumer Staples — (5.7%)
	Alberto-Culver Co.	12,600	329,616
	Alico, Inc.	200	8,630
*	Alliance One International, Inc.	15,000	60,300
	Altria Group, Inc.	89,400	1,880,082
	Andersons, Inc.	3,700	166,352
	Anheuser-Busch Companies, Inc.	3,200	217,152
	Archer-Daniels-Midland Co.	25,700	654,322
	Avon Products, Inc.	7,000	299,810
	B&G Foods, Inc.	9,500	76,570
*	Bare Escentuals, Inc.	3,300	41,052
*	BJ’s Wholesale Club, Inc.	9,100	346,073
*	Boston Beer Co., Inc. Class A	1,200	53,964
	Brown-Forman Corp. Class A	400	29,264
	Brown-Forman Corp. Class B	1,500	108,015
#	Cal-Maine Foods, Inc.	3,100	122,419
	Campbell Soup Co.	3,400	125,154
* #	Caribou Coffee Co.	400	1,252
	Casey’s General Stores, Inc.	2,700	78,300
	CCA Industries, Inc.	300	1,917
*	Central European Distribution Corp.	8,700	501,903
*	Central Garden & Pet Co.	1,181	6,625
*	Central Garden & Pet Co. Class A	1,864	9,879
*	Chattem, Inc.	800	56,096
#	Chiquita Brands International, Inc.	11,700	171,756
	Church & Dwight Co., Inc.	10,400	650,000
	Clorox Co.	3,300	195,030
	Coca-Cola Bottling Co. Consolidated	200	8,116
	Coca-Cola Co.	15,400	801,878
	Coca-Cola Enterprises, Inc.	42,200	720,354
	Colgate-Palmolive Co.	3,700	281,311

9

*	Collective Brands, Inc.	5,100	74,052
	ConAgra, Inc.	44,100	938,007
*	Constellation Brands, Inc. Class A	19,000	401,090
*	Constellation Brands, Inc. Class B	100	2,123
	Corn Products International, Inc.	10,500	470,295
	Costco Wholesale Corp.	5,300	355,418
*	Craft Brewers Alliance, Inc.	800	2,792
*	Cuisine Solutions, Inc.	600	1,560
	CVS Caremark Corp.	8,900	325,740
*	Darling International, Inc.	7,300	100,229
*	Dean Foods Co.	6,500	163,605
	Del Monte Foods Co.	22,300	189,996
	Diamond Foods, Inc.	3,761	94,664
*	Elizabeth Arden, Inc.	3,300	67,518
*	Energizer Holdings, Inc.	800	67,952
	Estee Lauder Companies, Inc.	3,000	149,310
	Farmer Brothers Co.	1,822	47,481
	Flowers Foods, Inc.	8,200	216,808
	General Mills, Inc.	3,800	251,484
	Great Atlantic & Pacific Tea, Inc.	8,900	145,248
* #	Green Mountain Coffee, Inc.	1,400	51,086
	Griffin Land & Nurseries, Inc. Class A	734	25,308
*	Hain Celestial Group, Inc.	11,000	285,890
* #	Hansen Natural Corp.	1,200	32,976
	Heinz (H.J.) Co.	3,700	186,184
	Hormel Foods Corp.	12,300	438,618
#	Imperial Sugar Co.	2,600	36,478
	Ingles Market, Inc. Class A	1,700	42,007
*	Integrated Biopharma, Inc.	3,100	4,340
	Inter Parfums, Inc.	4,950	70,240
	J & J Snack Foods Corp.	3,400	114,546
	J.M. Smucker Co.	10,400	563,992
	Kellogg Co.	2,900	157,876
	Kimberly-Clark Corp.	2,000	123,360
	Kraft Foods, Inc.	89,840	2,830,858
	Lancaster Colony Corp.	2,800	97,384
	Lance, Inc.	5,000	102,450
*	Lifeway Foods, Inc.	300	3,396
	Longs Drug Stores Corp.	3,800	272,270
	Lorillard, Inc.	600	43,344
	Mannatech, Inc.	4,200	18,606
*	Maui Land & Pineapple Co., Inc.	1,100	29,513
	McCormick & Co., Inc.	1,000	40,450
*	Medifast, Inc.	2,800	23,212
	MGP Ingredients, Inc.	2,731	13,464
	Molson Coors Brewing Co.	18,600	886,290
*	Monterey Pasta Co.	400	828
	Nash Finch Co.	3,400	138,448
*	National Beverage Corp.	5,510	50,251
*	NBTY, Inc.	15,000	498,600
	Nu Skin Enterprises, Inc. Class A	9,200	154,100
	Oil-Dri Corp. of America	300	5,520
*	Omega Protein Corp.	4,497	61,069
*	Pantry, Inc.	3,507	64,318
*	Parlux Fragrances, Inc.	3,000	21,090

10

* #	Peet’s Coffee & Tea, Inc.	1,200	31,488
	PepsiAmericas, Inc.	17,400	407,682
	PepsiCo, Inc.	19,400	1,328,512
	Philip Morris International, Inc.	34,700	1,863,390
	Pilgrim’s Pride Corp.	8,600	110,424
*	Prestige Brands Holdings, Inc.	13,600	129,200
	PriceSmart, Inc.	4,300	91,375
	Procter & Gamble Co.	50,396	3,516,129
	Ralcorp Holdings, Inc.	3,800	233,320
	Reliv International, Inc.	783	4,126
	Reynolds American, Inc.	14,600	773,508
	Ruddick Corp.	10,353	329,640
	Safeway, Inc.	34,500	908,730
	Sanderson Farms, Inc.	2,725	93,495
*	Sanfilippo (John B.) & Son, Inc.	1,500	14,310
	Sara Lee Corp.	54,500	735,750
*	Schiff Nutrition International, Inc.	1,400	9,366
* #	Smithfield Foods, Inc.	35,100	705,861
	Spartan Stores, Inc.	3,316	75,406
* #	Spectrum Brands, Inc.	5,200	8,840
	SUPERVALU, Inc.	31,300	725,847
	Sysco Corp.	7,300	232,359
	Tasty Baking Co.	486	2,041
#	The Hershey Co.	3,200	115,488
	The Kroger Co.	6,300	174,006
#	Tootsie Roll Industries, Inc.	6,053	172,389
*	TreeHouse Foods, Inc.	8,100	224,856
	Tyson Foods, Inc. Class A	28,700	416,724
*	United Natural Foods, Inc.	8,400	161,448
	United-Guardian, Inc.	800	8,440
	Universal Corp.	900	46,728
* #	USANA Health Services, Inc.	500	18,930
	UST, Inc.	1,800	96,462
#	Vector Group, Ltd.	5,100	94,146
	Walgreen Co.	15,700	571,951
	Wal-Mart Stores, Inc.	4,700	277,629
	WD-40 Co.	1,700	59,313
	Weis Markets, Inc.	6,900	261,165
#	Whole Foods Market, Inc.	900	16,479
*	Winn-Dixie Stores, Inc.	14,904	210,444
	Wrigley (Wm.) Jr. Co.	300	23,844
Total Consumer Staples			34,838,167

Energy — (11.4%)
*	Abraxas Petroleum Corp.	8,700	31,407
	Adams Resources & Energy, Inc.	700	19,628
*	Allis-Chalmers Energy, Inc.	7,300	105,558
#	Alon USA Energy, Inc.	1,800	21,942
* #	Alpha Natural Resources, Inc.	2,500	247,750
*	American Oil & Gas, Inc.	3,000	8,610
	Anadarko Petroleum Corp.	30,510	1,883,382
	Apache Corp.	12,400	1,418,312
	Arch Coal, Inc.	1,100	59,664
*	Arena Resources, Inc.	1,800	80,406
	Atlas America, Inc.	2,900	108,692

11

*	ATP Oil & Gas Corp.	1,500	38,550
*	Atwood Oceanics, Inc.	3,000	121,980
	Baker Hughes, Inc.	5,055	404,451
*	Basic Energy Services, Inc.	4,400	128,612
	Berry Petroleum Corp. Class A	1,600	66,592
*	Bill Barret Corp.	10,900	429,242
	BJ Services Co.	26,500	711,525
* #	Bolt Technology Corp.	1,250	24,062
*	Boots & Coots International Well Control, Inc.	15,400	46,970
* #	BPZ Resources, Inc.	4,900	96,530
*	Brigham Exploration Co.	12,700	172,339
*	Bristow Group, Inc.	5,100	207,927
*	Bronco Drilling Co., Inc.	3,800	60,230
	Cabot Oil & Gas Corp.	3,800	168,872
*	Cal Dive International, Inc.	26,519	306,294
*	Callon Petroleum Co.	5,300	105,311
*	Cameron International Corp.	5,300	246,927
	CARBO Ceramics, Inc.	5,800	348,580
*	Carrizo Oil & Gas, Inc.	7,200	357,408
* #	Cheniere Energy, Inc.	1,800	6,768
	Chesapeake Energy Corp.	40,500	1,960,200
	Chevron Corp.	76,311	6,587,166
	Cimarex Energy Co.	10,200	566,508
*	Clayton Williams Energy, Inc.	600	48,564
*	CNX Gas Corp.	3,700	112,258
*	Complete Production Services, Inc.	2,800	82,740
*	Comstock Resources, Inc.	5,900	383,146
	ConocoPhillips	100,730	8,311,232
	CONSOL Energy, Inc.	1,900	128,649
*	Contango Oil & Gas Co.	1,300	92,456
*	Credo Petroleum Corp.	1,500	16,065
#	Crosstex Energy, Inc.	5,300	172,621
*	Crusader Energy Group, Inc.	1,500	6,585
*	Dawson Geophysical Co.	1,900	119,187
	Delek US Holdings, Inc.	4,900	38,710
* #	Delta Petroleum Corp.	8,500	152,660
*	Denbury Resources, Inc.	5,600	139,384
	Devon Energy Corp.	35,400	3,612,570
#	Diamond Offshore Drilling, Inc.	3,000	329,730
*	Dresser-Rand Group, Inc.	2,200	89,232
*	Dril-Quip, Inc.	3,400	187,034
* #	Dune Energy, Inc.	1,000	960
*	Edge Petroleum Corp.	6,241	28,459
	El Paso Corp.	9,800	164,248
*	Encore Acquisition Co.	3,100	159,836
*	Energy Partners, Ltd.	5,200	61,880
	ENSCO International, Inc.	9,100	616,798
	EOG Resources, Inc.	9,600	1,002,432
*	Evolution Petroleum Corp.	3,371	12,372
*	EXCO Resources, Inc.	20,200	534,896
	Exxon Mobil Corp.	123,304	9,865,553
*	FMC Technologies, Inc.	3,100	166,036
*	Forest Oil Corp.	6,400	364,288
	Foundation Coal Holdings, Inc.	2,100	124,215
	Frontier Oil Corp.	2,400	46,488

12

*	FX Energy, Inc.	2,400	20,160
*	Geokinetics, Inc.	2,300	45,034
*	Geomet, Inc.	5,586	38,990
* #	Goodrich Petroleum Corp.	2,300	116,955
*	Grey Wolf, Inc.	35,700	310,947
	Gulf Island Fabrication, Inc.	1,200	51,684
*	Gulfmark Offshore, Inc.	6,400	320,640
*	Gulfport Energy Corp.	6,100	81,374
	Halliburton Co.	9,900	435,006
*	Harvest Natural Resources, Inc.	9,700	107,476
*	Helix Energy Solutions Group, Inc.	8,800	270,776
	Helmerich & Payne, Inc.	300	17,136
*	Hercules Offshore, Inc.	8,500	187,595
	Hess Corp.	10,400	1,088,984
*	HKN, Inc.	2,684	25,283
	Holly Corp.	4,500	144,000
*	Hornbeck Offshore Services, Inc.	4,000	176,240
* #	James River Coal Co.	1,300	54,821
	Lufkin Industries, Inc.	700	64,953
	Marathon Oil Corp.	40,800	1,838,856
*	Mariner Energy, Inc.	20,500	596,345
	Massey Energy Co.	600	39,576
*	Matrix Service Co.	3,000	78,840
* #	McMoran Exploration Co.	4,900	134,015
*	Meridian Resource Corp.	1,700	4,607
*	Mexco Energy Corp.	200	5,720
*	Mitcham Industries, Inc.	1,900	29,032
	Murphy Oil Corp.	7,400	581,122
*	NATCO Group, Inc. Class A	1,900	96,311
*	National Coal Corp.	2,900	24,128
*	National-Oilwell, Inc.	4,759	350,881
*	Natural Gas Services Group	2,900	75,226
*	Newfield Exploration Co.	21,900	990,318
*	Newpark Resources, Inc.	24,400	209,352
	Noble Corp.	16,400	824,756
	Noble Energy, Inc.	13,700	982,701
	Occidental Petroleum Corp.	16,200	1,285,632
*	Oceaneering International, Inc.	3,300	205,953
*	Oil States International, Inc.	6,800	378,284
*	OMNI Energy Services Corp.	4,700	20,680
	Overseas Shipholding Group, Inc.	7,900	566,746
	Panhandle Royalty Co.	1,200	43,440
*	Parallel Petroleum Corp.	4,500	59,580
*	Parker Drilling Co.	25,400	235,458
	Patterson-UTI Energy, Inc.	10,144	288,292
	Peabody Energy Corp.	2,600	163,670
	Penn Virginia Corp.	1,500	99,270
*	Petrohawk Energy Corp.	7,900	273,419
*	Petroleum Development Corp.	800	48,632
*	PetroQuest Energy, Inc.	6,800	125,732
*	PHI, Inc. Non-Voting	2,200	84,502
*	Pioneer Drilling Co.	7,200	120,672
	Pioneer Natural Resources Co.	5,400	341,118
*	Plains Exploration & Production Co.	3,900	210,210
*	Pride International, Inc.	12,700	487,807

13

* #	Quest Resource Corp.	400	1,924
*	Quicksilver Resources, Inc.	3,200	77,408
	Range Resources Corp.	2,900	134,618
	Rowan Companies, Inc.	4,400	162,536
	RPC, Inc.	7,800	142,194
	Schlumberger, Ltd.	10,300	970,466
*	SEACOR Holdings, Inc.	5,500	484,825
	Smith International, Inc.	1,120	78,114
*	Southwestern Energy Co.	6,800	260,916
	Spectra Energy Corp.	6,000	158,760
	St. Mary Land & Exploration Co.	9,100	384,202
*	Stone Energy Corp.	6,140	292,718
*	SulphCo, Inc.	1,200	3,504
	Sunoco, Inc.	8,500	377,230
*	Superior Energy Services, Inc.	4,400	206,976
*	Superior Well Services, Inc.	2,700	88,992
*	Swift Energy Corp.	8,500	397,035
*	T-3 Energy Services, Inc.	300	16,749
	Tesoro Petroleum Corp.	200	3,710
*	Teton Energy Corp.	2,700	10,935
*	TETRA Technologies, Inc.	13,200	292,248
*	TGC Industries, Inc.	509	3,706
	The Williams Companies, Inc.	2,000	61,780
	Tidewater, Inc.	9,400	570,298
*	Toreador Resources Corp.	4,100	35,465
* #	Transmeridian Exploration, Inc.	2,400	816
* #	Trico Marine Services, Inc.	2,900	68,875
* #	Tri-Valley Corp.	1,800	12,636
*	TXCO Resources, Inc.	5,800	70,238
*	Union Drilling, Inc.	3,500	49,770
*	Unit Corp.	9,000	609,570
* #	Uranium Resources, Inc.	3,800	8,740
*	VAALCO Energy, Inc.	10,100	79,083
	Valero Energy Corp.	19,300	670,868
*	Venoco, Inc.	4,000	67,440
*	VeraSun Energy Corp.	9,000	51,840
	W&T Offshore, Inc.	11,800	414,888
*	Warren Resources, Inc.	8,500	95,965
*	Weatherford International, Ltd.	11,100	428,238
*	Westmoreland Coal Co.	332	6,700
*	Whiting Petroleum Corp.	4,700	452,328
	World Fuel Services Corp.	3,700	106,597
	XTO Energy, Inc.	20,475	1,032,145
Total Energy			69,222,662

Financials — (16.0%)
	1st Source Corp.	3,600	78,228
	21st Century Holding Co.	1,354	9,085
	Abington Bancorp, Inc.	6,692	66,184
	Access National Corp.	600	3,588
	Advanta Corp. Class A	200	1,304
	Advanta Corp. Class B	5,300	40,439
* #	Affiliated Managers Group, Inc.	3,700	352,314
	Affirmative Insurance Holdings, Inc.	1,700	10,251
	AFLAC, Inc.	5,600	317,520

14

*	Allegheny Corp.	1,020	326,400
	Alliance Bancorp, Inc. of Pennsylvania	100	899
	Allstate Corp.	34,100	1,538,933
*	Alphatec Holdings, Inc.	6,573	31,485
*	AmComp, Inc.	2,498	29,976
	Amcore Financial, Inc.	4,119	36,207
	American Bancorp of New Jersey, Inc.	1,996	21,098
	American Capital, Ltd.	26,500	576,110
	American Express Co.	8,500	337,280
	American Financial Group, Inc.	20,100	573,453
	American International Group, Inc.	20,930	449,786
	American National Bankshares, Inc.	300	5,052
	American National Insurance Co.	2,738	261,342
	American West Bancorporation	2,500	4,300
*	AmeriCredit Corp.	9,700	102,626
	Ameriprise Financial, Inc.	3,100	139,345
	Ameris Bancorp	3,000	36,060
*	Amerisafe, Inc.	4,666	86,274
*	AmeriServe Financial, Inc.	2,667	7,548
	AmTrust Financial Services, Inc.	2,162	30,398
	Anchor Bancorp Wisconsin, Inc.	3,400	26,112
	AON Corp.	17,400	826,326
	Asset Acceptance Capital Corp.	8,300	89,972
	Associated Banc-Corp.	11,700	204,750
	Assurant, Inc.	9,100	531,713
#	ASTA Funding, Inc.	800	6,624
	Astoria Financial Corp.	6,600	144,210
	Atlantic Coast Federal Corp.	1,500	11,850
*	B of I Holding, Inc.	1,198	7,535
	Baldwin & Lyons, Inc. Class B	200	4,264
	BancFirst Corp.	2,750	132,385
	Bancorp Rhode Island, Inc.	298	8,842
	BancorpSouth, Inc.	8,100	186,462
	BancTrust Financial Group, Inc.	3,700	31,228
	Bank Mutual Corp.	9,400	113,270
	Bank of America Corp.	207,344	6,456,692
*	Bank of Florida Corp.	2,750	21,835
	Bank of Granite Corp.	3,400	26,044
	Bank of Hawaii Corp.	3,100	163,928
	Bank of New York Mellon Corp.	56,800	1,965,848
	Bank of the Ozarks, Inc.	2,300	51,451
#	BankAtlantic Bancorp, Inc. Class A	9,568	17,796
	BankFinancial Corp.	4,300	64,156
	Banner Corp.	2,100	22,197
	Bar Harbor Bankshares	267	7,802
	BB&T Corp.	3,900	117,000
	Benjamin Franklin Bancorp, Inc.	200	2,410
	Berkshire Hills Bancorp, Inc.	2,700	71,820
	Beverly Hills Bancorp, Inc.	2,600	3,562
*	BGC Partners, Inc. Class A	4,001	26,367
	Blackrock, Inc.	1,800	391,050
*	BNCCORP, Inc.	13	131
	BOK Financial Corp.	6,900	300,564
	Boston Private Financial Holdings, Inc.	5,000	44,700
*	Broadopoint Securities Group, Inc.	6,410	21,473

15

	Brookline Bancorp, Inc.	15,800	162,424
	Brooklyn Federal Bancorp, Inc.	500	7,500
	Brown & Brown, Inc.	13,800	279,864
	C&F Financial Corp.	120	2,640
	Cadence Financial Corp.	2,505	23,021
	California First National Bancorp	1,230	14,157
	Camden National Corp.	100	3,239
#	Capital City Bank Group, Inc.	2,596	62,901
	Capital Corp. of the West	1,500	4,770
	Capital One Financial Corp.	30,600	1,350,684
	Capital Southwest Corp.	1,029	137,927
	Capitol Bancorp, Ltd.	3,700	56,869
	Capitol Federal Financial	6,800	297,296
	Cardinal Financial Corp.	5,000	42,450
	Cascade Financial Corp.	430	3,947
	Cash America International, Inc.	3,900	161,421
#	Cathay General Bancorp	7,736	149,769
	Center Bancorp, Inc.	800	8,456
	Center Financial Corp.	3,100	41,757
	Centerstate Banks of Florida, Inc.	1,185	16,934
*	Central Jersey Bancorp	370	2,882
	Century Bancorp, Inc. Class A	100	1,725
	Chemical Financial Corp.	3,500	100,905
*	Chicopee Bancorp, Inc.	200	2,676
	Chubb Corp.	29,760	1,428,778
	Cincinnati Financial Corp.	13,000	385,320
	CIT Group, Inc.	600	6,186
	Citigroup, Inc.	11,600	220,284
	Citizens Community Bancorp, Inc.	900	7,146
	Citizens First Bancorp, Inc.	200	872
	Citizens Republic Bancorp, Inc.	14,500	53,215
*	Citizens, Inc.	11,800	84,016
	City Holding Co.	3,200	133,792
	City National Corp.	7,000	346,430
	Clifton Savings Bancorp, Inc.	290	3,196
	CNA Financial Corp.	33,200	930,928
*	CNA Surety Corp.	10,000	160,700
	CoBiz Financial, Inc.	1,200	12,876
	Cohen & Steers, Inc.	5,000	145,500
	Columbia Banking System, Inc.	2,919	40,866
	Comerica, Inc.	7,500	210,675
	Commerce Bancshares, Inc.	10,760	484,200
	Community Bank System, Inc.	200	4,520
	Community Trust Bancorp, Inc.	2,001	67,114
	Compass Diversified Holdings	4,100	52,644
*	Conseco, Inc.	27,400	245,778
	Consolidated-Tokoma Land Co.	1,100	45,419
*	Consumer Portfolio Services, Inc.	400	860
*	Core-Mark Holding Co., Inc.	2,900	85,550
#	Corus Bankshares, Inc.	9,863	39,156
*	Cowen Group, Inc.	3,857	35,407
*	Crescent Financial Corp.	1,966	12,641
	Cullen Frost Bankers, Inc.	11,300	629,184
#	CVB Financial Corp.	17,100	183,825
*	Dearborn Bancorp, Inc.	500	2,300

16

#	Deerfield Capital Corp	31	26
	Delphi Financial Group, Inc. Class A	11,300	303,179
	Dime Community Bancshares	6,500	106,730
	Discover Financial Services	89,800	1,477,210
*	Dollar Financial Corp.	2,400	43,872
	Donegal Group, Inc. Class A	3,900	70,122
*	E*TRADE Financial Corp.	69,400	222,080
#	East West Bancorp, Inc.	1,100	13,717
	Eastern Insurance Holdings, Inc.	2,217	33,787
	Eastern Virginia Bankshares, Inc.	403	6,448
	Eaton Vance Corp.	1,800	64,278
	ECB Bancorp, Inc.	153	3,672
	Employers Holdings, Inc.	11,700	203,346
*	Encore Capital Group, Inc.	6,300	80,010
	Enterprise Bancorp, Inc.	130	1,544
#	Enterprise Financial Services Corp.	1,400	26,264
	Erie Indemnity Co.	4,200	194,250
	ESB Financial Corp.	400	4,272
	ESSA Bancorp, Inc.	3,400	45,492
*	Exlservice Holdings, Inc.	2,000	21,800
*	EZCORP, Inc. Class A	2,300	35,857
	F.N.B. Corp.	8,404	98,243
	Farmers Capital Bank Corp.	1,209	36,113
	FBL Financial Group, Inc. Class A	2,900	66,555
*	FCStone Group, Inc.	2,300	48,093
	Federal Agriculture Mortgage Corp. Class C	2,300	67,390
	Federated Investors, Inc.	3,200	107,008
	Fidelity National Financial, Inc.	25,600	359,168
	Fidelity Southern Corp.	200	790
	Fifth Third Bancorp	35,500	560,190
	Financial Federal Corp.	4,700	117,359
	Financial Institutions, Inc.	1,970	34,613
*	First Acceptance Corp.	13,500	44,280
	First American Corp.	18,210	460,167
	First Bancorp	2,600	39,000
	First Bancorp, Inc.	900	16,353
#	First Busey Corp.	5,600	79,296
*	First Cash Financial Services, Inc.	7,150	132,489
	First Citizens BancShares, Inc.	500	74,210
	First Commonwealth Financial Corp.	4,800	54,864
	First Community Bancshares, Inc.	843	26,917
	First Defiance Financial Corp.	1,646	26,978
	First Financial Bancorp	5,700	74,214
	First Financial Bankshares, Inc.	3,298	161,833
	First Financial Corp.	1,400	58,072
	First Financial Holdings, Inc.	1,700	37,128
	First Financial Service Corp.	444	8,938
	First M&F Corp.	510	5,442
#	First Marblehead Corp.	3,300	13,596
	First Merchants Corp.	2,800	54,012
*	First Mercury Financial Corp.	3,900	57,447
	First Midwest Bancorp, Inc.	3,900	87,282
	First Niagara Financial Group, Inc.	9,700	145,112
*	First Regional Bancorp	1,700	8,704
	First Security Group, Inc.	2,697	21,279

17

#	First South Bancorp, Inc.	600	10,602
	First State Bancorporation	200	1,142
	First United Corp.	500	10,040
	Firstbank Corp.	805	7,301
*	FirstCity Financial Corp.	1,686	10,521
	FirstMerit Corp.	10,600	214,544
#	Flagstar Bancorp, Inc.	11,800	52,274
	Flushing Financial Corp.	4,200	73,038
	FNB United Corp.	1,528	11,491
	Forest City Enterprises, Inc. Class A	11,200	322,112
	Forest City Enterprises, Inc. Class B	427	12,268
*	Forestar Real Estate Group, Inc.	1,066	21,491
*	Fox Chase Bancorp, Inc.	2,015	24,482
	Franklin Resources, Inc.	2,800	292,600
#	Frontier Financial Corp.	3,800	42,370
	Fulton Financial Corp.	19,000	202,540
*	GAINSCO, Inc.	950	2,850
	Gallagher (Arthur J.) & Co.	1,900	50,312
	GAMCO Investors, Inc.	1,500	71,100
	Gateway Financial Holdings, Inc.	2,023	13,938
	Genworth Financial, Inc.	37,300	598,665
	German American Bancorp, Inc.	1,290	16,757
	GFI Group, Inc.	3,984	46,214
#	Glacier Bancorp, Inc.	6,935	147,854
#	Great Southern Bancorp, Inc.	1,753	18,179
	Greene Bancshares, Inc.	3,500	54,075
#	Greenhill & Co., Inc.	500	33,050
	Grubb & Ellis Co.	6,100	21,167
*	Guaranty Bancorp	6,600	37,158
*	Guaranty Financial Group, Inc.	3	14
*	Hallmark Financial Services, Inc.	5,182	47,830
#	Hancock Holding Co.	4,300	210,915
	Hanmi Financial Corp.	7,721	39,454
	Hanover Insurance Group, Inc.	6,302	297,643
	Harleysville Group, Inc.	600	21,762
	Harleysville National Corp.	6,800	99,960
*	Harris & Harris Group, Inc.	1,900	13,908
	Hartford Financial Services Group, Inc.	20,600	1,299,448
	Hawthorn Bancshares, Inc.	200	4,762
	HCC Insurance Holdings, Inc.	28,500	717,630
	Heritage Commerce Corp.	2,500	30,050
	Heritage Financial Group	101	1,070
	HF Financial Corp.	200	3,072
	Hilb Rogal Hamilton Co.	5,600	255,080
*	Hilltop Holdings, Inc.	15,300	159,273
	HMN Financial, Inc.	212	3,019
	Home Bancshares, Inc.	2,592	62,286
	Home Federal Bancorp, Inc.	5,891	64,801
	HopFed Bancorp, Inc.	1,000	12,090
	Horace Mann Educators Corp.	2,500	37,250
	Horizon Financial Corp.	2,618	21,337
*	HouseValues, Inc.	4,188	11,810
	Hudson City Bancorp, Inc.	17,900	330,076
	Huntington Bancshares, Inc.	1,200	8,784
	IBERIABANK Corp.	2,443	132,484

18

	Independence Holding Co.	4,200	55,188
	Independent Bank Corp. (MA)	2,500	69,150
	Independent Bank Corp. (MI)	5,100	37,791
	Integra Bank Corp.	4,400	28,204
*	IntercontinentalExchange, Inc.	800	70,424
	International Bancshares Corp.	8,200	211,888
	Intervest Bancshares Corp.	100	796
*	Investment Technology Group, Inc.	5,300	169,600
*	Investors Bancorp, Inc.	20,079	293,756
	Investors Title Co.	147	6,461
	Janus Capital Group, Inc.	8,000	215,760
#	Jefferies Group, Inc.	4,200	80,682
	Jones Lang LaSalle, Inc.	3,600	179,280
	JPMorgan Chase & Co.	137,236	5,282,214
	Kearny Financial Corp.	15,673	217,698
	Kentucky First Federal Bancorp	1,049	9,965
	KeyCorp	6,900	82,869
	K-Fed Bancorp	1,454	14,744
*	Knight Capital Group, Inc.	23,222	400,347
	Lakeland Bancorp, Inc.	4,200	49,560
	Lakeland Financial Corp.	2,029	41,331
	Legacy Bancorp, Inc.	1,842	25,401
	Legg Mason, Inc.	6,000	267,180
#	Lehman Brothers Holdings, Inc.	24,500	394,205
	Leucadia National Corp.	17,400	805,446
#	Life Partners Holdings, Inc.	300	8,688
	Lincoln Bancorp	202	2,004
	Lincoln National Corp.	20,900	1,060,884
*	Liquidity Services, Inc.	2,934	32,157
	LNB Bancorp, Inc.	455	3,908
	Loews Corp.	22,200	964,146
*	Loopnet, Inc.	2,100	22,386
	M&T Bank Corp.	13,100	934,554
#	Macatawa Bank Corp.	4,700	38,023
	MainSource Financial Group, Inc.	2,361	42,758
*	Markel Corp.	1,800	666,000
*	MarketAxess Holdings, Inc.	1,700	17,085
	Marsh & McLennan Companies, Inc.	27,100	865,303
	Marshall & Ilsley Corp.	23,400	360,360
#	Mastercard, Inc.	800	194,040
	MB Financial, Inc.	3,800	105,754
	MBT Financial Corp.	3,341	15,202
	MCG Capital Corp.	5,800	20,184
	Meadowbrook Insurance Group, Inc.	8,220	55,074
	Medallion Financial Corp.	4,900	50,862
	Mercantile Bancorp, Inc.	800	13,580
	Mercantile Bank Corp.	200	1,722
	Mercer Insurance Group, Inc.	934	15,504
	Merchants Bancshares, Inc.	669	15,387
	Mercury General Corp.	13,400	682,596
	Merrill Lynch & Co., Inc.	1,500	42,525
	MetLife, Inc.	57,800	3,132,760
	MetroCorp Bancshares, Inc.	1,365	17,417
	Midwest Banc Holdings, Inc.	4,100	22,837
	Moody’s Corp.	5,100	207,366

19

	Morgan Stanley	32,222	1,315,624
*	Move, Inc.	28,155	76,018
	MSB Financial Corp.	400	4,308
	Nara Bancorp, Inc.	7,100	77,745
*	NASDAQ Stock Market, Inc.	10,200	333,438
#	National City Corp.	1,000	5,040
	National Financial Partners Corp.	500	10,085
	National Interstate Corp.	2,500	48,575
	National Penn Bancshares, Inc.	15,600	222,768
	Nationwide Financial Services, Inc.	1,800	92,592
*	Navigators Group, Inc.	4,500	235,800
	NBT Bancorp, Inc.	4,099	102,844
	Nelnet, Inc. Class A	5,900	92,748
	New England Bancshares, Inc.	1,000	10,355
	New Westfield Financial, Inc.	8,670	88,607
	New York Community Bancorp, Inc.	58,600	966,314
	NewAlliance Bancshares, Inc.	30,000	411,300
	NewBridge Bancorp	928	5,559
*	Newport Bancorp, Inc.	500	6,037
*	Nexity Financial Corp.	700	1,463
	Northeast Community Bancorp, Inc.	3,424	34,582
	Northern Trust Corp.	2,700	217,053
	Northrim Bancorp, Inc.	300	4,971
#	Northwest Bancorp, Inc.	6,780	188,077
	NYMAGIC, Inc.	1,300	28,184
	NYSE Euronext	1,300	52,767
	Ocean Shore Holding Co.	190	1,906
	OceanFirst Financial Corp.	1,593	28,754
*	Ocwen Financial Corp.	17,100	119,187
	Odyssey Re Holdings Corp.	13,600	513,536
	Old National Bancorp	6,500	113,295
	Old Republic International Corp.	33,600	367,248
	Old Second Bancorp, Inc.	1,448	24,515
	optionsXpress Holding, Inc.	3,200	73,824
*	Oritani Financial Corp.	3,556	59,954
#	Pacific Capital Bancorp	4,600	67,666
	Pacific Continental Corp.	2,000	24,620
	Pacific Mercantile Bancorp	1,200	8,160
	PacWest Bancorp	2,400	54,432
	Park National Corp.	1,800	110,340
	Patriot National Bancorp	78	1,072
	Peapack-Gladstone Financial Corp.	200	5,866
*	Penn Treaty American Corp.	4,402	9,860
	Penns Woods Bancorp, Inc.	200	5,910
*	Penson Worldwide, Inc.	2,766	46,607
	Peoples Bancorp, Inc.	2,583	53,055
	People’s United Financial, Inc.	8,800	157,696
*	Philadelphia Consolidated Holding Corp.	7,800	465,894
*	Pico Holdings, Inc.	2,800	133,392
*	Pinnacle Financial Partners, Inc.	3,522	89,177
	PMI Group, Inc.	400	1,436
	PNC Financial Services Group, Inc.	6,900	496,455
	Porter Bancorp, Inc.	75	1,396
* #	Portfolio Recovery Associates, Inc.	600	25,524
#	Preferred Bank	300	2,931

20

	Premier Financial Bancorp, Inc.	100	950
	Princeton National Bancorp, Inc.	400	10,900
	Principal Financial Group, Inc.	6,800	311,372
#	PrivateBancorp, Inc.	7,900	242,056
*	ProAssurance Corp.	3,700	199,430
	Progressive Corp.	33,200	613,204
	Prosperity Bancshares, Inc.	8,500	271,745
	Protective Life Corp.	18,000	653,220
	Providence Community Bancshares, Inc.	100	1,321
	Provident Bankshares Corp.	700	5,418
	Provident Financial Services, Inc.	12,400	189,100
	Provident New York Bancorp	6,900	95,496
	Prudential Financial, Inc.	11,700	862,407
	Pulaski Financial Corp.	1,232	11,950
	QC Holdings, Inc.	400	2,532
	Rainier Pacific Financial Group, Inc.	1,250	9,175
#	Raymond James Financial, Inc.	4,200	129,486
	Regions Financial Corp.	6,600	61,182
	Reinsurance Group of America, Inc.	16,100	775,376
	Renasant Corp.	4,156	78,590
	Resource America, Inc.	3,108	38,384
*	Rewards Network, Inc.	4,387	22,154
	Riverview Bancorp, Inc.	1,319	8,587
	RLI Corp.	2,700	150,957
	Rockville Financial, Inc.	2,500	36,175
	Roma Financial Corp.	486	7,382
	Rome Bancorp, Inc.	608	6,566
	Royal Bancshares of Pennsylvania, Inc. Class A	1,328	6,335
	S&T Bancorp, Inc.	3,400	114,104
	S.Y. Bancorp, Inc.	1,972	55,689
	SAFECO Corp.	6,800	459,680
	Safety Insurance Group, Inc.	4,400	189,200
	Sanders Morris Harris Group, Inc.	364	3,822
	Sandy Spring Bancorp, Inc.	2,600	46,540
	SCBT Financial Corp.	1,600	54,128
	Schwab (Charles) Corp.	11,900	285,481
*	Seabright Insurance Holdings	3,804	46,181
	Seacoast Banking Corp. of Florida	4,400	38,632
#	Security Bank Corp.	4,456	16,888
	SEI Investments Co.	2,900	68,498
	Selective Insurance Group, Inc.	6,600	159,324
	Shore Bancshares, Inc.	500	11,455
	SI Financial Group, Inc.	2,032	19,507
#	Sierra Bancorp	1,400	22,120
*	Signature Bank	3,200	94,624
	Simmons First National Corp. Class A	1,876	53,316
#	Smithtown Bancorp, Inc.	200	3,802
	Somerset Hills Bancorp	210	1,901
#	South Financial Group, Inc.	7,900	53,720
*	Southcoast Financial Corp.	900	10,373
	Southern Community Financial Corp.	3,187	15,521
	Southside Bancshares, Inc.	2,815	61,226
	Southwest Bancorp, Inc.	2,900	48,836
	Sovereign Bancorp, Inc.	1,200	11,592
*	Specialty Underwriters’ Alliance, Inc.	1,554	8,159

21

	StanCorp Financial Group, Inc.	7,700	377,377
	State Auto Financial Corp.	5,330	164,537
	State Bancorp, Inc.	1,200	17,820
	State Street Corp.	10,600	717,302
	Sterling Bancorp	3,000	46,770
	Sterling Bancshares, Inc.	9,000	88,560
	Sterling Financial Corp.	400	4,076
	Stewart Information Services Corp.	3,100	58,001
*	Stifel Financial Corp.	3,900	159,393
	Student Loan Corp.	200	23,582
	Suffolk Bancorp	2,292	81,435
*	Sun Bancorp, Inc.	2,730	32,214
	SunTrust Banks, Inc.	20,031	839,099
*	Superior Bancorp	75	504
	Susquehanna Bancshares, Inc.	9,800	156,604
* #	SVB Financial Group	4,800	269,040
#	Synovus Financial Corp.	48,400	445,280
	T. Rowe Price Group, Inc.	2,700	160,272
	Taylor Capital Group, Inc.	2,000	21,660
	TCF Financial Corp.	19,400	305,550
*	TD Ameritrade Holding Corp.	14,000	286,020
*	Tejon Ranch Co.	2,200	75,262
#	Temecula Valley Bancorp, Inc.	56	289
*	Tennessee Commerce Bancorp, Inc.	200	3,178
*	Texas Capital Bancshares, Inc.	7,130	111,299
	TFS Financial Corp.	24,400	298,168
*	The Bancorp, Inc.	2,708	12,457
#	The Colonial BancGroup, Inc.	2,600	16,432
	The Goldman Sachs Group, Inc.	17,010	2,789,130
	The Savannah Bancorp, Inc.	471	6,853
#	The St. Joe Corp.	11,300	421,151
	The Travelers Companies, Inc.	41,600	1,837,056
	The Wilber Corp.	790	6,636
	Thomas Properties Group, Inc.	3,101	29,863
*	Thomas Weisel Partners Group, Inc.	4,100	25,092
	TIB Financial Corp.	1,848	12,936
	Tompkins Financial Corp.	500	22,640
	Torchmark Corp.	1,600	95,584
	Tower Group, Inc.	3,236	67,794
	TowneBank	1,300	25,389
*	Tradestation Group, Inc.	7,800	78,312
	Transatlantic Holdings, Inc.	7,800	468,780
*	Tree.com, Inc.	876	6,658
	Trico Bancshares	3,100	50,964
	TrustCo Bank Corp. (NY)	13,300	130,074
	Trustmark Corp.	8,610	165,226
	U.S. Bancorp	29,600	943,056
	UCBH Holdings, Inc.	3,700	21,645
	UMB Financial Corp.	3,594	186,996
#	Umpqua Holdings Corp.	5,460	76,222
	Union Bankshares Corp.	1,900	43,149
	UnionBanCal Corp.	8,300	611,544
	United Bankshares, Inc.	4,940	127,205
*	United Capital Corp.	720	17,842
#	United Community Banks, Inc.	8,900	104,664

22

	United Community Financial Corp.	5,043	18,205
	United Financial Bancorp, Inc.	2,520	32,231
	United Fire & Casualty Co.	7,300	217,102
	United Security Bancshares (CA)	702	10,158
	United Western Bancorp, Inc.	1,547	16,816
	Unitrin, Inc.	9,400	239,982
*	Universal American Corp.	700	9,219
	Universal Insurance Holdings, Inc.	2,300	8,579
	Univest Corporation of Pennsylvania	2,019	58,329
	Unum Group	57,600	1,463,616
#	Valley National Bancorp	17,430	348,774
	VIST Financial Corp.	400	5,400
	W. R. Berkley Corp.	20,800	490,048
	Wachovia Corp.	18,700	297,143
	Waddell & Reed Financial, Inc.	4,100	132,020
	Wainwright Bank & Trust Co.	95	846
	Washington Federal, Inc.	9,200	158,516
	Washington Trust Bancorp, Inc.	2,500	61,425
*	Waterstone Financial, Inc.	5,780	56,817
	Webster Financial Corp.	8,800	187,616
	Wells Fargo & Co.	163,900	4,961,253
	Wesbanco, Inc.	2,431	60,240
	Wesco Financial Corp.	700	259,700
	West Bancorporation	2,310	28,020
	West Coast Bancorp	200	2,196
#	Westamerica Bancorporation	2,000	102,400
	White Mountains Insurance Group, Ltd.	1,800	851,220
	Whitney Holding Corp.	6,800	147,220
	Willow Financial Bancorp, Inc.	3,172	31,466
#	Wilmington Trust Corp.	6,700	157,249
	Wilshire Bancorp, Inc.	5,700	77,349
	Wintrust Financial Corp.	2,105	48,941
*	World Acceptance Corp.	4,000	156,080
	Yadkin Valley Financial Corp.	1,330	21,746
	Zenith National Insurance Corp.	10,300	393,357
#	Zions Bancorporation	11,807	316,900
* #	ZipRealty, Inc.	4,400	19,932
Total Financials			96,684,570

Health Care — (10.3%)
	Abbott Laboratories	18,800	1,079,684
* #	Abiomed, Inc.	4,900	88,298
*	Abraxis Bioscience, Inc.	525	38,588
* #	Acadia Pharmaceuticals, Inc.	900	2,295
*	Accelrys, Inc.	3,920	20,110
*	Acorda Therapeutics, Inc.	3,000	84,450
*	Adolor Corp.	8,935	29,128
* #	Advanced Medical Optics, Inc.	12,700	274,701
	Aetna, Inc.	21,100	910,254
* #	Affymetrix, Inc.	1,700	14,586
*	Air Methods Corp.	1,700	49,079
* #	Akorn, Inc.	6,306	30,584
*	Alexion Pharmaceuticals, Inc.	2,400	108,192
*	Alexza Pharmaceuticals, Inc.	3,206	17,024
*	Alkermes, Inc.	14,100	188,517

23

	Allergan, Inc.	4,800	268,176
*	Alliance Imaging, Inc.	8,700	101,007
*	Allied Healthcare International, Inc.	5,337	12,115
*	Allion Healthcare, Inc.	5,451	37,666
*	Allos Therapeutics, Inc.	6,591	61,494
*	Allscripts Healthcare Solutions, Inc.	13,900	199,326
*	Almost Family, Inc.	800	36,168
* #	Alnylam Pharmaceuticals, Inc.	1,900	56,335
	Alpharma, Inc. Class A	7,100	253,470
*	Amag Pharmaceuticals, Inc.	1,300	50,297
*	Amedisys, Inc.	4,686	249,389
*	American Caresource Holding, Inc.	1,300	10,491
* #	American Dental Partners, Inc.	2,795	34,938
* #	American Medical Systems Holdings, Inc.	12,800	227,840
*	AMERIGROUP Corp.	8,800	227,744
	AmerisourceBergen Corp.	1,500	61,515
*	Amgen, Inc.	25,205	1,584,134
*	AMICAS, Inc.	8,943	26,203
*	AMN Healthcare Services, Inc.	6,200	117,800
*	Amsurg Corp.	8,546	231,682
* #	Amylin Pharmaceuticals, Inc.	1,400	30,772
	Analogic Corp.	2,600	176,020
*	AngioDynamics, Inc.	3,900	64,077
*	Anika Therapeutics, Inc.	200	1,706
*	Antigenics, Inc.	8,115	14,120
*	APP Pharmaceuticals, Inc.	17,370	411,148
	Applied Biosystems, Inc.	4,400	160,556
*	Apria Healthcare Group, Inc.	6,400	126,592
*	Arena Pharmaceuticals, Inc.	10,500	63,735
*	Ariad Pharmaceuticals, Inc.	4,800	14,928
*	Arqule, Inc.	5,800	20,416
*	Array BioPharma, Inc.	4,200	34,314
* #	Arthrocare Corp.	3,800	97,432
*	Aspect Medical Systems, Inc.	700	3,661
*	Assisted Living Concepts, Inc.	9,700	68,676
*	AtriCure, Inc.	3,000	30,750
*	ATS Medical, Inc.	3,900	11,544
*	Auxilium Pharmaceuticals, Inc.	3,300	129,723
* #	AVI BioPharma, Inc.	1,500	1,680
*	Avigen, Inc.	400	1,632
	Bard (C.R.), Inc.	1,900	177,555
*	Barr Laboratories, Inc.	8,000	540,320
	Baxter International, Inc.	8,000	542,080
	Beckman Coulter, Inc.	7,000	516,740
	Becton Dickinson & Co.	3,800	332,044
*	BioCryst Pharmaceuticals, Inc.	3,950	13,312
*	Biogen Idec, Inc.	11,200	570,416
*	Bio-Imaging Technologies, Inc.	2,600	20,566
*	BioLase Technology, Inc.	4,600	11,776
*	BioMarin Pharmaceutical, Inc.	1,419	42,769
*	BioMimetic Therapeutics, Inc.	4,295	49,478
*	Bio-Rad Laboratories, Inc. Class A	2,277	245,005
*	Bio-Rad Laboratories, Inc. Class B	100	10,750
*	Bio-Reference Laboratories, Inc.	2,600	73,658
*	BioSante Pharmaceuticals, Inc.	5,797	29,970

24

*	BioScrip, Inc.	5,500	22,110
*	BioSphere Medical, Inc.	1,100	4,609
*	Boston Scientific Corp.	15,800	198,448
*	Bovie Medical Corp.	500	3,650
	Bristol-Myers Squibb Co.	30,600	653,004
#	Brookdale Senior Living, Inc.	15,000	330,750
*	Bruker BioSciences Corp.	6,600	101,904
* #	BSD Medical Corp.	1,500	11,925
*	Caliper Life Sciences, Inc.	13,187	39,429
	Cambrex Corp.	1,100	7,139
*	Candela Corp.	145	444
*	Cantel Medical Corp.	3,700	35,483
*	Capital Senior Living Corp.	5,168	40,672
*	Caraco Pharmaceutical Laboratories, Ltd.	200	3,220
*	Cardiac Science Corp.	6,236	63,919
*	Cardica, Inc.	2,900	23,606
	Cardinal Health, Inc.	13,800	758,724
*	Cardium Therapeutics, Inc.	3,400	6,970
*	Celera Corp.	15,500	217,000
*	Celgene Corp.	4,351	301,524
*	Centene Corp.	6,600	149,028
*	Cephalon, Inc.	700	53,634
*	Cepheid, Inc.	5,000	93,000
* #	Cerner Corp.	200	9,210
*	Cerus Corp.	1,900	8,474
*	Charles River Laboratories International, Inc.	6,200	406,782
	Chemed Corp.	2,000	87,480
	Cigna Corp.	3,400	142,392
*	Clinical Data, Inc.	3,900	64,467
*	Combinatorx, Inc.	2,200	6,952
*	Community Health Systems, Inc.	24,200	835,142
	Computer Programs & Systems, Inc.	700	18,991
* #	Conceptus, Inc.	3,200	54,080
*	Conmed Corp.	4,716	150,723
*	Continucare Corp.	17,125	43,498
	Cooper Companies, Inc.	5,500	202,565
*	Corvel Corp.	3,200	93,152
*	Covance, Inc.	200	18,868
*	Coventry Health Care, Inc.	11,400	399,228
*	CPEX Pharmaceuticals, Inc.	320	5,283
*	Cross Country Healthcare, Inc.	500	7,835
*	CryoLife, Inc.	3,000	47,340
*	Cubist Pharmaceuticals, Inc.	2,700	59,481
*	Cutera, Inc.	200	2,234
*	CV Therapeutics, Inc.	6,100	70,089
*	Cyberonics, Inc.	900	19,305
*	Cyclacel Pharmaceuticals, Inc.	1,900	3,192
*	Cynosure, Inc. Class A	500	12,390
*	Cypress Bioscience, Inc.	2,000	13,720
*	Cytokinetics, Inc.	7,043	36,624
*	Cytori Therapeutics, Inc.	1,800	11,502
	Datascope Corp.	3,800	190,000
*	DaVita, Inc.	8,200	470,598
* #	Dendreon Corp.	8,200	48,216
	Dentsply International, Inc.	800	31,352

25

*	Dexcom, Inc.	300	2,064
*	Dialysis Corporation of America	1,400	11,018
*	Digirad Corp.	2,355	3,721
*	Dionex Corp.	1,100	71,709
* #	Discovery Laboratories, Inc.	1,800	3,600
*	Durect Corp.	6,000	31,800
*	Dyax Corp.	4,900	23,520
*	Dynacq Healthcare, Inc.	1,259	6,106
*	Dynavax Technologies Corp.	1,200	1,968
*	Eclipsys Corp.	500	11,155
*	Edwards Lifesciences Corp.	5,100	301,971
	Eli Lilly & Co.	10,700	499,155
*	Emergent Biosolutions, Inc.	4,300	59,598
*	Emeritus Corp.	5,500	122,210
*	Endo Pharmaceuticals Holdings, Inc.	20,452	464,669
*	Endologix, Inc.	6,910	18,795
*	Enzo Biochem, Inc.	5,300	68,635
*	eResearch Technology, Inc.	5,300	71,497
* #	ev3, Inc.	28,900	352,869
*	Exactech, Inc.	2,886	74,661
*	Exelixis, Inc.	1,600	9,104
*	Express Scripts, Inc.	3,800	278,958
*	Five Star Quality Care, Inc.	4,600	18,492
*	Forest Laboratories, Inc.	10,200	364,038
*	Genentech, Inc.	8,900	878,875
* #	Genomic Health, Inc.	1,200	26,820
*	Gen-Probe, Inc.	500	29,875
*	Gentiva Health Services, Inc.	7,200	200,376
*	Genzyme Corp.	6,000	469,800
* #	Geron Corp.	20,627	94,678
*	Gilead Sciences, Inc.	10,200	537,336
*	Greatbatch, Inc.	4,100	100,122
* #	GTx, Inc.	700	12,397
*	Haemonetics Corp.	4,000	250,880
*	Halozyme Therapeutics, Inc.	8,500	66,300
*	Hanger Orthopedic Group, Inc.	2,300	38,939
*	Harvard Bioscience, Inc.	1,400	6,412
*	Health Grades, Inc.	2,200	7,326
*	Health Management Associates, Inc.	16,800	97,608
*	Health Net, Inc.	7,500	207,375
*	HealthExtras, Inc.	6,100	198,860
* #	HEALTHSOUTH Corp.	7,100	127,729
*	Healthspring, Inc.	11,500	228,390
*	HealthStream, Inc.	2,062	5,918
*	HealthTronics, Inc.	8,374	35,338
*	Healthways, Inc.	1,000	19,050
*	Henry Schein, Inc.	7,713	451,056
	Hill-Rom Holdings, Inc.	7,900	236,526
*	Hi-Tech Pharmacal Co., Inc.	2,500	23,425
*	Hlth Corp.	7,900	98,355
*	HMS Holdings Corp.	1,500	37,185
*	Hollis-Eden Pharmaceuticals, Inc.	1,300	2,184
* #	Hologic, Inc.	16,100	341,642
*	Home Diagnostics, Inc.	3,440	35,535
*	Hospira, Inc.	4,900	197,764

26

*	Human Genome Sciences, Inc.	1,400	10,374
*	Humana, Inc.	12,300	570,720
*	IBioPharma, Inc.	3,100	4,960
*	ICU Medical, Inc.	1,600	48,592
*	Idenix Pharmaceuticals, Inc.	7,800	63,414
* #	Idera Pharmaceuticals, Inc.	1,800	26,316
*	IDEXX Laboratories, Inc.	2,100	118,230
*	IDM Pharma, Inc.	1,920	6,950
*	I-Flow Corp.	3,000	29,430
* #	Illumina, Inc.	1,600	137,808
*	ImClone Systems, Inc.	4,500	289,800
*	Immucor, Inc.	3,256	104,876
*	ImmunoGen, Inc.	1,987	10,690
*	Immunomedics, Inc.	5,800	12,528
	IMS Health, Inc.	4,000	88,880
*	Incyte Corp.	7,000	71,610
*	Indevus Pharmaceuticals, Inc.	5,000	11,000
*	Infinity Pharmaceuticals, Inc.	2,797	20,614
*	Inspire Pharmaceuticals, Inc.	1,300	5,850
* #	Integra LifeSciences Holdings	3,800	184,262
*	IntegraMed America, Inc.	1,156	9,445
* #	InterMune, Inc.	4,500	85,365
*	Introgen Therapeutics, Inc.	4,595	4,273
*	Intuitive Surgical, Inc.	1,100	324,797
	Invacare Corp.	4,400	111,892
*	Inventiv Health, Inc.	3,757	82,917
* #	Inverness Medical Innovations, Inc.	18,300	650,016
*	Invitrogen Corp.	7,200	305,712
*	IRIS International, Inc.	4,200	77,784
* #	Isis Pharmaceuticals, Inc.	4,500	79,560
* #	Javelin Pharmaceuticals, Inc.	1,200	3,348
	Johnson & Johnson	43,375	3,054,901
*	Kendle International, Inc.	2,500	123,625
*	Kensey Nash Corp.	2,700	97,227
*	Keryx Biopharmaceuticals, Inc.	4,300	2,279
* #	Kinetic Concepts, Inc.	1,300	45,708
*	King Pharmaceuticals, Inc.	62,900	719,576
* #	K-V Pharmaceutical Co. Class A	5,200	117,260
*	K-V Pharmaceutical Co. Class B	400	9,040
*	Laboratory Corp. of America Holdings	3,400	248,710
	Landauer, Inc.	400	26,104
*	Lannet Co., Inc.	1,078	3,719
*	Lexicon Pharmaceuticals, Inc.	17,128	31,858
*	LHC Group, Inc.	2,500	72,825
*	LifePoint Hospitals, Inc.	13,800	465,612
*	Ligand Pharmaceuticals, Inc. Class B	8,300	28,054
*	Lincare Holdings, Inc.	9,900	326,700
* #	Luminex Corp.	2,700	68,823
*	Magellan Health Services, Inc.	6,600	287,496
* #	Mannkind Corp.	6,100	19,825
*	Martek Biosciences Corp.	8,000	267,280
*	Matrixx Initiatives, Inc.	2,100	37,212
*	Maxygen, Inc.	5,350	26,376
	McKesson Corp.	4,900	283,122
*	Medarex, Inc.	12,100	89,298

27

*	MedCath Corp.	5,900	125,493
*	Medco Health Solutions, Inc.	12,910	604,834
*	Medical Action Industries, Inc.	3,350	44,120
*	Medical Staffing Network Holdings, Inc.	4,100	11,029
*	MediciNova, Inc.	361	1,390
	Medicis Pharmaceutical Corp. Class A	15,300	316,863
* #	Medivation, Inc.	2,000	49,580
*	MEDTOX Scientific, Inc.	1,408	24,612
	Medtronic, Inc.	9,600	524,160
#	Mentor Corp.	1,500	37,020
	Merck & Co., Inc.	18,200	649,194
	Meridian Bioscience, Inc.	4,300	122,206
*	Merit Medical Systems, Inc.	4,009	77,614
*	Metropolitan Health Networks, Inc.	8,000	17,760
*	Micromet, Inc.	8,800	54,824
*	Micrus Endovascular Corp.	300	3,780
*	MiddleBrook Pharmaceuticals, Inc.	1,500	3,120
*	Millipore Corp.	600	45,006
*	Minrad International, Inc.	400	672
*	Molecular Insight Pharmaceuticals, Inc.	35	299
* #	Molina Healthcare, Inc.	4,000	125,880
*	Momenta Pharmaceuticals, Inc.	6,800	97,512
*	MTS Medication Technologies	500	2,788
*	MWI Veterinary Supply, Inc.	1,700	66,963
* #	Mylan, Inc.	6,200	79,918
* #	Myriad Genetics, Inc.	800	54,560
*	Nabi Biopharmaceuticals	8,465	48,758
	National Healthcare Corp.	1,900	94,943
	National Research Corp.	490	15,680
*	Natus Medical, Inc.	2,231	54,883
*	Nektar Therapeutics	15,900	63,123
*	Neogen Corp.	2,216	57,771
*	Neurocrine Biosciences, Inc.	1,000	5,170
*	Neurometric, Inc.	900	1,017
* #	Nighthawk Radiology Holdings, Inc.	2,300	19,619
*	NMT Medical, Inc.	2,000	7,800
*	Northstar Neuroscience, Inc.	63	108
*	Novacea, Inc.	5,200	12,220
* #	NovaMed, Inc.	5,100	22,848
*	Novavax, Inc.	9,096	25,105
*	Noven Pharmaceuticals, Inc.	900	11,115
*	NPS Pharmaceuticals, Inc.	5,898	47,774
*	Nutraceutical International Corp.	2,200	27,016
* #	NuVasive, Inc.	3,200	152,512
*	NxStage Medical, Inc.	1,100	4,180
*	Odyssey Healthcare, Inc.	5,300	51,622
	Omnicare, Inc.	22,700	732,075
* #	Omnicell, Inc.	2,600	39,910
*	Omrix Biopharmaceuticals, Inc.	1,800	41,400
*	Onyx Pharmaceuticals, Inc.	1,900	77,653
*	OraSure Technologies, Inc.	6,541	32,640
*	Orchid Cellmark, Inc.	2,077	6,792
*	OSI Pharmaceuticals, Inc.	2,500	126,250
*	Osteotech, Inc.	4,900	25,627
	Owens & Minor, Inc.	3,500	161,420

28

*	Pain Therapeutics, Inc.	9,475	88,591
*	Par Pharmaceutical Companies, Inc.	5,700	81,168
*	Parexel International Corp.	2,200	69,894
*	Patterson Companies, Inc.	6,616	215,285
*	PDI, Inc.	2,931	21,836
	PDL BioPharma, Inc.	28,051	338,576
*	Pediatrix Medical Group, Inc.	5,600	318,920
	PerkinElmer, Inc.	22,600	642,066
	Perrigo Co.	8,300	290,417
	Pfizer, Inc.	295,965	5,655,891
	Pharmaceutical Products Development Service, Inc.	1,300	53,040
*	Pharmanet Development Group, Inc.	3,100	80,910
*	Phase Forward, Inc.	6,100	117,852
*	PHC, Inc.	200	496
* #	Pozen, Inc.	600	6,912
* #	Progenics Pharmaceuticals, Inc.	4,501	61,844
*	Providence Service Corp.	2,500	32,025
*	PSS World Medical, Inc.	10,900	199,143
*	Psychiatric Solutions, Inc.	10,100	381,275
*	QuadraMed Corp.	160	1,438
	Quest Diagnostics, Inc.	17,500	945,875
*	Questcor Pharmaceuticals, Inc.	4,500	24,570
*	Quidel Corp.	5,400	105,570
*	Quigley Corp.	200	1,042
* #	RadNet, Inc.	3,900	24,258
*	Regeneration Technologies, Inc.	14,800	138,824
*	Regeneron Pharmaceuticals, Inc.	10,500	228,060
*	RehabCare Group, Inc.	3,000	55,020
*	Repligen Corp.	6,600	35,442
*	Repros Therapeutics, Inc.	200	1,666
*	Res-Care, Inc.	5,700	109,668
*	ResMed, Inc.	9,100	425,880
*	Rigel Pharmaceuticals, Inc.	3,900	92,274
*	Rochester Medical Corp.	1,800	24,282
*	Rockwell Medical Technologies, Inc.	1,800	8,982
*	Salix Pharmaceuticals, Ltd.	2,752	18,714
* #	Sangamo BioSciences, Inc.	2,400	23,976
*	Santarus, Inc.	4,000	9,360
	Schering-Plough Corp.	29,300	568,420
*	SciClone Pharmaceuticals, Inc.	1,000	1,490
#	Sciele Pharma, Inc.	3,300	63,591
*	Seattle Genetics, Inc.	7,200	80,280
*	Senomyx, Inc.	200	840
*	Sepracor, Inc.	4,500	82,800
*	Sequenom, Inc.	2,400	54,552
* #	Sirona Dental Systems, Inc.	10,000	274,900
*	Somanetics Corp.	2,101	52,105
*	Sonic Innovations, Inc.	1,911	5,714
*	SonoSite, Inc.	2,400	81,120
*	Spectranetics Corp.	3,300	26,532
*	St. Jude Medical, Inc.	5,900	270,397
*	Staar Surgical Co.	3,673	20,091
* #	Stereotaxis, Inc.	1,200	8,244
	Steris Corp.	10,300	378,731
*	Strategic Diagnostics, Inc.	3,100	7,471

29

	Stryker Corp.	6,400	430,016
*	Sun Healthcare Group, Inc.	7,200	123,768
*	SunLink Health Systems, Inc.	100	290
*	Sunrise Senior Living, Inc.	2,900	58,957
* #	SurModics, Inc.	1,500	58,455
*	Symmetry Medical, Inc.	8,600	148,006
*	Synovis Life Technologies, Inc.	2,900	63,684
*	Targacept, Inc.	824	7,540
*	Techne Corp.	1,824	140,758
*	Telik, Inc.	5,700	3,819
*	Tercica, Inc.	7,411	66,180
*	The Medicines Co.	7,000	170,520
*	Theragenics Corp.	8,654	28,991
*	Theravance, Inc.	200	2,726
*	Thermo Fisher Scientific, Inc.	4,400	266,464
*	Thoratec Corp.	4,300	114,552
#	Trimeris, Inc.	3,720	15,103
*	U.S. Physical Therapy, Inc.	2,300	45,563
*	United Therapeutics Corp.	1,200	127,356
	UnitedHealth Group, Inc.	15,664	476,969
	Universal Health Services, Inc.	6,975	430,916
*	Uroplasty, Inc.	1,500	4,050
	Utah Medical Products, Inc.	6	170
#	Valeant Pharmaceuticals International	12,700	232,537
*	Varian Medical Systems, Inc.	3,600	227,376
*	Varian, Inc.	2,900	144,159
*	Vascular Solutions, Inc.	1,200	10,020
*	VCA Antech, Inc.	5,500	169,070
* #	Vertex Pharmaceuticals, Inc.	1,300	34,918
*	Vical, Inc.	6,252	20,069
*	ViroPharma, Inc.	13,467	197,292
*	Vital Images, Inc.	3,099	48,654
	Vital Signs, Inc.	2,459	181,597
*	Vivus, Inc.	2,144	18,117
*	Vnus Medical Technologies	2,700	59,859
*	Volcano Corp.	6,093	111,928
*	Waters Corp.	1,500	102,375
*	Watson Pharmaceuticals, Inc.	25,400	769,874
* #	WebMD Health Corp. Class A	300	9,498
*	WellPoint, Inc.	21,500	1,134,985
	West Pharmaceutical Services, Inc.	5,000	244,050
*	Wright Medical Group, Inc.	6,500	200,135
	Wyeth	22,900	991,112
*	Xenoport, Inc.	1,500	73,245
	Young Innovations, Inc.	800	16,392
*	Zimmer Holdings, Inc.	6,400	463,296
*	Zoll Medical Corp.	3,250	113,003
* #	Zymogenetics, Inc.	7,400	61,716
Total Health Care			62,491,268

Industrials — (13.1%)
*	3-D Systems Corp.	1,100	13,442
	3M Co.	6,800	486,880
*	A. T. Cross Co. Class A	500	3,570
	A.O. Smith Corp.	3,600	148,212

30

	AAON, Inc.	3,300	70,488
*	AAR Corp.	5,600	88,872
	ABM Industries, Inc.	12,300	323,244
*	Acco Brands Corp.	8,500	72,165
*	Accuride Corp.	5,715	8,344
*	Active Power, Inc.	200	152
	Actuant Corp.	6,200	195,610
	Acuity Brands, Inc.	3,000	130,530
	Administaff, Inc.	2,000	54,800
*	Aerovironment, Inc.	2,300	76,958
*	AGCO Corp.	8,200	505,366
* #	Airtran Holdings, Inc.	12,000	28,800
	Alamo Group, Inc.	1,456	30,474
*	Alaska Air Group, Inc.	7,260	152,533
	Albany International Corp. Class A	5,500	168,685
	Alexander & Baldwin, Inc.	10,500	469,665
*	Allegiant Travel Co.	3,400	105,434
*	Alliant Techsystems, Inc.	4,700	494,581
*	Allied Defense Group, Inc.	1,202	8,594
*	Allied Waste Industries, Inc.	21,500	288,960
*	Amerco, Inc.	3,630	151,298
	American Ecology Corp.	1,600	51,936
	American Railcar Industries, Inc.	4,400	71,324
*	American Reprographics Co.	10,800	191,268
#	American Science & Engineering, Inc.	1,284	85,771
* #	American Superconductor Corp.	600	14,742
	American Woodmark Corp.	2,800	66,528
	Ameron International Corp.	1,300	151,918
	Ampco-Pittsburgh Corp.	600	26,064
* #	AMR Corp.	4,370	45,142
*	Amrep Corp.	800	43,200
	Apogee Enterprises, Inc.	7,100	142,000
* #	Applied Energetics, Inc.	3,578	5,152
	Applied Signal Technologies, Inc.	2,000	33,100
*	Argon ST, Inc.	3,000	74,910
	Arkansas Best Corp.	4,800	166,176
*	Arotech Corp.	457	667
*	Astec Industries, Inc.	3,000	103,200
*	Atlas Air Worldwide Holding, Inc.	2,400	138,576
	Avery Dennison Corp.	6,500	313,560
*	Avis Budget Group, Inc.	700	5,334
*	Axsys Technologies, Inc.	1,086	73,772
*	AZZ, Inc.	900	39,105
	B.F. Goodrich Co.	11,300	579,125
	Badger Meter, Inc.	100	4,604
*	Baker (Michael) Corp.	400	13,848
	Baldor Electric Co.	4,100	146,124
*	Baldwin Technology Co., Inc. Class A	500	1,580
	Barnes Group, Inc.	8,900	214,668
	Barrett Business Services, Inc.	2,500	36,250
*	BE Aerospace, Inc.	11,500	275,425
* #	Beacon Roofing Supply, Inc.	8,571	139,536
	Belden, Inc.	4,200	154,308
*	Blount International, Inc.	3,800	47,956
#	BlueLinx Holdings, Inc.	7,100	51,191

31

	Boeing Co.	9,200	603,152
	Bowne & Co., Inc.	5,400	65,340
	Brady Co. Class A	9,600	352,416
*	Breeze-Eastern Corp.	700	7,434
	Briggs & Stratton Corp.	5,100	76,500
*	BTU International, Inc.	800	7,832
	Bucyrus International, Inc.	2,000	139,700
* #	Builders FirstSource, Inc.	7,000	35,490
	Burlington Northern Santa Fe Corp.	15,000	1,611,000
#	C&D Technologies, Inc.	3,900	29,991
	C.H. Robinson Worldwide, Inc.	4,400	229,284
*	Cano Petroleum, Inc.	1,900	6,023
	Carlisle Companies, Inc.	6,100	197,579
	Cascade Corp.	2,300	119,324
*	Casella Waste Systems, Inc. Class A	5,900	78,529
	Caterpillar, Inc.	7,000	495,110
*	CBIZ, Inc.	10,600	90,100
	CDI Corp.	3,000	75,300
*	CECO Environmental Corp.	800	3,808
*	Celadon Group, Inc.	3,200	41,184
*	Cenveo, Inc.	3,100	32,147
*	Ceradyne, Inc.	600	27,036
	Champion Industries, Inc.	1,100	5,148
*	Chart Industries, Inc.	3,400	157,012
	Chase Corp.	700	12,110
*	ChoicePoint, Inc.	1,100	53,526
	Cintas Corp.	11,500	354,200
	Clarcor, Inc.	7,200	287,496
*	Clean Harbors, Inc.	1,300	105,482
* #	Coleman Cable, Inc.	3,394	39,880
*	Columbus McKinnon Corp.	3,400	92,786
	Comfort Systems USA, Inc.	7,300	111,252
*	Commercial Vehicle Group, Inc.	1,400	14,336
*	Consolidated Graphics, Inc.	1,600	62,192
*	Continental Airlines, Inc.	15,400	250,250
#	Con-way, Inc.	8,600	422,260
	Cooper Industries, Ltd.	14,700	700,308
*	Copart, Inc.	6,400	281,664
*	Cornell Companies, Inc.	1,800	48,834
	Corporate Executive Board Co.	3,700	134,680
*	Corrections Corp. of America	17,200	457,520
* #	CoStar Group, Inc.	2,700	142,587
*	Covanta Holding Corp.	17,000	472,940
*	CPI Aerostructures, Inc.	200	1,610
*	CRA International, Inc.	900	35,901
	Crane Co.	8,400	308,448
* #	Crocs, Inc.	500	2,075
	CSX Corp.	22,400	1,448,832
	Cubic Corp.	3,600	99,684
	Cummins, Inc.	2,800	182,448
	Curtiss-Wright Corp.	8,400	452,508
	Danaher Corp.	15,300	1,248,021
	Deere & Co.	5,000	352,850
*	Delta Air Lines, Inc.	5,900	47,967
	Deluxe Corp.	2,700	44,577

32

	Diamond Management & Technology Consultants, Inc.	200	1,196
* #	Document Securities Systems, Inc.	200	990
	Donaldson Co., Inc.	800	35,128
*	Double Eagle Petroleum Co.	1,800	29,268
	Dover Corp.	17,100	844,398
	DRS Technologies, Inc.	3,600	286,632
	Ducommun, Inc.	1,400	37,058
*	DXP Enterprises, Inc.	1,400	82,670
*	Dynamex, Inc.	1,856	54,715
	Dynamic Materials Corp.	100	3,077
*	DynCorp International, Inc. Class A	4,151	65,544
#	Eagle Bulk Shipping, Inc.	11,000	291,170
*	Eagle Test Systems, Inc.	700	9,926
	Eastern Co.	500	7,325
	Eaton Corp.	6,400	468,352
	Electro Rent Corp.	5,040	68,645
*	EMCOR Group, Inc.	10,700	364,549
	Emerson Electric Co.	10,100	472,680
	Encore Wire Corp.	4,800	91,536
*	Energy Conversion Devices, Inc.	5,652	424,861
*	Energy Focus, Inc.	376	929
*	EnerSys	1,300	36,556
*	ENGlobal Corp.	2,049	35,468
	Ennis, Inc.	7,100	117,221
*	EnPro Industries, Inc.	1,100	46,365
	Equifax, Inc.	10,900	385,097
*	ESCO Technologies, Inc.	4,000	190,440
*	Esterline Technologies Corp.	4,500	254,205
* #	Evergreen Solar, Inc.	33,608	316,923
*	Exide Technologies	6,600	81,444
	Expeditors International of Washington, Inc.	4,565	164,751
*	Exponent, Inc.	2,680	82,437
*	ExpressJet Holdings, Inc.	8,400	1,680
#	Fastenal Co.	4,000	207,720
	Federal Signal Corp.	6,000	96,180
	FedEx Corp.	24,600	2,037,372
*	First Advantage Corp.	1,100	18,403
*	First Solar, Inc.	1,300	359,645
*	Flanders Corp.	5,407	37,903
	Flowserve Corp.	200	26,424
	Fluor Corp.	2,000	160,260
	Forward Air Corp.	2,500	88,225
#	Franklin Electric Co., Inc.	2,000	86,600
	Freightcar America, Inc.	1,900	70,243
*	FTI Consulting, Inc.	5,500	403,700
* #	Fuel Tech, Inc.	1,600	29,344
*	FuelCell Energy, Inc.	6,200	43,028
*	Furmanite Corp.	4,600	54,786
	G & K Services, Inc. Class A	2,600	89,674
*	Gardner Denver Machinery, Inc.	10,000	451,400
	GATX Corp.	5,700	249,831
*	Gehl Co.	1,655	24,941
	Genco Shipping & Trading, Ltd.	1,300	81,562
	Gencorp, Inc.	2,100	16,401
* #	General Cable Corp.	2,600	127,972

33

	General Dynamics Corp.	10,400	959,920
	General Electric Co.	196,350	5,517,435
*	Genesee & Wyoming, Inc.	2,800	120,428
*	GeoEye, Inc.	2,600	64,350
*	GeoPetro Resources Co.	2,100	4,830
*	Global Cash Access, Inc.	9,800	58,702
	Gorman-Rupp Co.	1,100	44,253
*	GP Strategies Corp.	2,541	23,199
	Graco, Inc.	3,100	118,265
*	Graftech International, Ltd.	7,300	148,336
#	Granite Construction, Inc.	7,100	260,428
*	Great Lakes Dredge & Dock Corp.	14,187	106,261
	Greenbrier Companies, Inc.	3,200	64,160
*	Griffon Corp.	5,500	67,375
	Hardinge, Inc.	3,134	50,583
	Harsco Corp.	4,700	247,408
*	Hawaiian Holdings, Inc.	10,804	97,560
	Healthcare Services Group, Inc.	6,100	118,828
	Heartland Express, Inc.	14,800	244,496
#	Heico Corp.	2,700	96,201
	Heico Corp. Class A	3,672	105,754
	Heidrick & Struggles International, Inc.	2,700	81,972
*	Herley Industries, Inc.	300	5,760
	Herman Miller, Inc.	2,800	78,792
*	Hexcel Corp.	7,900	164,162
*	Hill International, Inc.	5,300	102,025
	Hi-Shear Technology Corp.	200	2,330
#	HNI Corp.	5,200	120,328
	Honeywell International, Inc.	11,800	592,006
#	Horizon Lines, Inc. Class A	400	5,192
	Houston Wire & Cable Co.	2,700	45,522
* #	HQ Sustainable Maritime Industries, Inc.	1,500	10,695
*	Hub Group, Inc. Class A	5,102	203,774
#	Hubbell, Inc. Class A	288	14,602
	Hubbell, Inc. Class B	3,900	169,689
*	Hudson Highland Group, Inc.	3,100	28,551
*	Hurco Companies, Inc.	900	29,187
*	Huron Consulting Group, Inc.	400	25,792
*	ICT Group, Inc.	3,494	28,301
	IDEX Corp.	15,500	574,585
*	IHS, Inc.	1,600	102,656
*	II-VI, Inc.	3,100	136,121
	IKON Office Solutions, Inc.	5,700	98,667
	Illinois Tool Works, Inc.	19,600	972,356
	Ingersoll-Rand Co., Ltd. Class A	391	14,440
*	Insituform Technologies, Inc. Class A	7,600	139,536
	Insteel Industries, Inc.	300	5,130
*	Integrated Electrical Services, Inc.	2,291	49,050
*	Interline Brands, Inc.	4,600	73,830
*	International Shipholding Corp.	800	16,200
*	Intersections, Inc.	3,281	35,205
	ITT Industries, Inc.	12,800	816,000
	J.B. Hunt Transport Services, Inc.	4,500	164,025
*	Jacobs Engineering Group, Inc.	700	51,674
* #	JetBlue Airways Corp.	1,300	7,891

34

*	John Bean Technologies Corp.	669	8,697
	Joy Global, Inc.	3,100	220,224
*	Kadant, Inc.	2,500	58,625
	Kaman Corp. Class A	500	15,075
*	Kansas City Southern	10,400	534,872
	Kaydon Corp.	500	27,865
	Kelly Services, Inc. Class A	7,676	148,454
*	Kenexa Corp.	500	11,565
	Kennametal, Inc.	14,000	493,220
*	Key Technology, Inc.	800	22,848
*	Kforce, Inc.	8,300	88,644
*	Kirby Corp.	1,500	68,685
	Knight Transportation, Inc.	12,600	225,414
	Knoll, Inc.	6,700	110,349
*	Korn/Ferry International	7,500	133,350
*	K-Tron International, Inc.	300	44,637
*	L.B. Foster Co. Class A	200	7,712
	L.S. Starrett Co. Class A	1,100	28,864
	L-3 Communications Holdings, Inc.	4,600	478,124
*	LaBarge, Inc.	2,200	32,494
*	Ladish Co., Inc.	2,060	54,920
	Landstar Systems, Inc.	2,500	122,550
*	Layne Christensen Co.	1,400	76,832
*	Learning Tree International, Inc.	1,000	14,890
*	LECG Corp.	7,000	57,050
	Lennox International, Inc.	10,000	370,000
	Lincoln Electric Holdings, Inc.	600	48,462
	Lindsay Corp.	400	32,764
*	LMI Aerospace, Inc.	1,900	44,821
	Lockheed Martin Corp.	6,400	745,216
	LSI Industries, Inc.	2,200	18,986
*	M&F Worldwide Corp.	3,600	158,472
*	Mac-Gray Corp.	3,180	36,856
*	Magnetek, Inc.	6,300	28,980
	Manpower, Inc.	6,000	288,360
*	Marten Transport, Ltd.	3,000	59,820
#	Masco Corp.	22,200	423,132
	McGrath Rentcorp.	4,542	129,447
* #	Medialink Worldwide, Inc.	200	40
	Met-Pro Corp.	1,966	28,664
*	Mettler Toledo International, Inc.	1,200	126,240
*	MFRI, Inc.	1,157	13,039
*	Microvision, Inc.	600	1,560
* #	Middleby Corp.	1,100	58,696
*	Miller Industries, Inc.	2,600	21,762
	Mine Safety Appliances Co.	6,300	228,879
*	Mobile Mini, Inc.	9,400	200,972
*	Monster Worldwide, Inc.	10,700	209,078
*	Moog, Inc. Class A	7,000	331,800
	MSC Industrial Direct Co., Inc. Class A	3,600	183,348
	Mueller Industries, Inc.	2,500	70,125
	Mueller Water Products, Inc.	4,500	48,915
	Mueller Water Products, Inc. Class B	12,100	125,598
	Multi-Color Corp.	717	16,735
	NACCO Industries, Inc. Class A	1,100	129,294

35

	National Technical Systems, Inc.	1,274	6,357
*	Navigant Consulting, Inc.	11,400	197,334
*	NCI Building Systems, Inc.	3,500	133,980
	Nordson Corp.	800	42,904
	Norfolk Southern Corp.	22,200	1,632,366
*	North America Galvanizing & Coatings, Inc.	1,830	18,739
	Northrop Grumman Corp.	20,200	1,390,770
*	Old Dominion Freight Line, Inc.	5,700	189,639
*	On Assignment, Inc.	9,400	88,830
*	Orbital Sciences Corp.	8,300	219,452
#	Oshkosh Truck Corp. Class B	13,800	212,796
*	Owens Corning, Inc.	12,400	299,956
*	P.A.M. Transportation Services, Inc.	1,900	27,987
	Paccar, Inc.	3,900	167,934
	Pall Corp.	2,400	97,464
	Parker Hannifin Corp.	15,100	967,457
*	Park-Ohio Holdings Corp.	2,500	48,775
	Pentair, Inc.	4,300	158,025
*	Perini Corp.	4,800	128,208
*	PGT, Inc.	6,842	34,894
*	Pike Electric Corp.	7,400	139,490
* #	Pinnacle Airlines Corp.	2,500	11,900
	Pitney Bowes, Inc.	1,400	47,810
*	Plug Power, Inc.	17,700	47,967
	Portec Rail Products, Inc.	1,600	17,536
*	Powell Industries, Inc.	1,400	61,852
*	Power-One, Inc.	13,453	30,269
	Precision Castparts Corp.	2,200	227,172
* #	Protection One, Inc.	1,584	11,246
	Providence & Worcester Railroad Co.	50	970
*	Quality Distribution, Inc.	200	900
	Quanex Building Products Corp.	1,000	16,460
*	Quanta Services, Inc.	5,800	185,252
	Quixote Corp.	100	790
	R. R. Donnelley & Sons Co.	24,900	694,212
	Raven Industries, Inc.	1,300	58,799
	Raytheon Co.	25,200	1,511,748
*	RBC Bearings, Inc.	3,000	119,820
*	RCM Technologies, Inc.	1,742	4,721
	Regal-Beloit Corp.	6,560	307,992
	Republic Services, Inc.	3,350	110,115
*	Resources Connection, Inc.	6,400	154,752
	Robbins & Myers, Inc.	5,300	237,705
	Robert Half International, Inc.	200	5,120
	Rockwell Automation, Inc.	1,300	61,373
	Rockwell Collins, Inc.	2,100	110,439
	Rollins, Inc.	3,750	66,638
	Roper Industries, Inc.	7,965	470,572
*	Rush Enterprises, Inc. Class A	400	5,276
*	Rush Enterprises, Inc. Class B	700	9,093
	Ryder System, Inc.	6,300	406,476
	Schawk, Inc.	5,300	83,528
*	School Specialty, Inc.	2,600	79,300
	Servotronics, Inc.	400	4,880
*	Shaw Group, Inc.	900	44,586

36

*	SIFCO Industries, Inc.	1,400	14,280
#	Simpson Manufacturing Co., Inc.	1,200	33,360
	Skywest, Inc.	10,100	172,609
*	SL Industries, Inc.	200	2,640
	Southwest Airlines Co.	94,900	1,445,327
*	Sparton Corp.	1,300	5,395
	SPX Corp.	5,900	703,575
*	Standard Parking Corp.	1,300	28,379
	Standard Register Co.	1,300	14,716
	Standex International Corp.	3,420	85,500
	Steelcase, Inc. Class A	15,200	168,720
*	Stericycle, Inc.	2,100	124,530
*	Sterling Construction Co., Inc.	2,700	49,815
	Sun Hydraulics, Inc.	1,400	46,326
* #	Synutra International, Inc.	506	24,885
	Sypris Solutions, Inc.	400	900
	TAL International Group, Inc.	900	22,122
*	Taleo Corp. Class A	2,900	70,209
* #	Taser International, Inc.	4,500	29,250
*	Team, Inc.	1,500	57,165
	Tecumseh Products Co. Class A	2,700	71,253
*	Teledyne Technologies, Inc.	3,100	193,223
	Teleflex, Inc.	4,900	316,393
*	TeleTech Holdings, Inc.	5,600	86,352
	Tennant Co.	2,400	74,760
*	Terex Corp.	8,500	427,465
*	Tetra Tech, Inc.	7,960	227,497
	Textron, Inc.	22,500	924,750
*	The Advisory Board Co.	1,500	46,365
	The Brink’s Co.	5,200	362,856
	The Dun & Bradstreet Corp.	1,300	119,561
*	The Geo Group, Inc.	5,000	110,650
	The Manitowoc Co., Inc.	200	5,036
*	Thomas & Betts Corp.	5,800	267,264
	Thomas Group, Inc.	600	1,920
	Timken Co.	17,800	575,296
	Titan International, Inc.	4,750	127,015
#	Toro Co.	3,200	130,784
*	Trailer Bridge, Inc.	500	3,175
*	TransDigm Group, Inc.	6,800	255,408
*	TRC Companies, Inc.	865	3,053
* #	Trex Co., Inc.	3,400	63,070
	Trinity Industries, Inc.	11,800	424,564
	Triumph Group, Inc.	2,400	131,376
*	TrueBlue, Inc.	5,300	87,927
*	TurboChef Technologies, Inc.	800	4,880
	Twin Disc, Inc.	1,616	29,686
	UAL Corp.	11,100	123,321
*	Ultralife Corp.	3,700	42,809
	Union Pacific Corp.	20,400	1,711,560
	United Parcel Service, Inc.	6,300	403,956
*	United Rentals, Inc.	16,000	259,040
*	United Stationers, Inc.	3,700	183,446
	United Technologies Corp.	23,750	1,557,763
	Universal Forest Products, Inc.	3,000	98,550

37

*	Universal Truckload Services, Inc.	1,102	27,142
*	UQM Technologies, Inc.	1,000	2,300
*	URS Corp.	4,500	215,820
*	USA Truck, Inc.	1,491	27,434
* #	USG Corp.	2,800	77,728
	Valmont Industries, Inc.	200	21,348
*	Versar, Inc.	1,400	7,770
	Viad Corp.	1,900	59,432
	Vicor Corp.	7,030	70,792
*	Volt Information Sciences, Inc.	4,200	58,884
	VSE Corp.	1,200	44,004
	W.W. Grainger, Inc.	2,700	243,081
	Wabash National Corp.	7,100	61,699
	Wabtec Corp.	3,300	194,931
	Walter Industries, Inc.	1,100	103,180
*	Waste Connections, Inc.	4,400	159,764
	Waste Management, Inc.	18,900	664,902
	Watsco, Inc. Class A	6,000	307,140
	Watson Wyatt Worldwide, Inc.	6,400	374,976
	Watts Water Technologies, Inc.	4,900	139,307
*	WCA Waste Corp.	3,600	18,000
	Werner Enterprises, Inc.	11,000	250,910
*	WESCO International, Inc.	6,000	230,640
#	Western Refining, Inc.	600	5,424
*	Willis Lease Finance Corp.	1,500	18,570
	Woodward Governor Co.	5,500	254,815
*	YRC Worldwide, Inc.	15,500	280,550
Total Industrials			79,089,965

Information Technology — (11.8%)
*	Acacia Research-Acacia Technologies	900	3,591
*	Actel Corp.	3,400	46,852
*	ActivIdentity Corp.	12,525	33,567
*	Activision Blizzard, Inc.	10,400	341,328
*	Actuate Corp.	14,572	62,222
*	Adaptec, Inc.	33,258	126,048
*	ADC Telecommunications, Inc.	21,400	219,350
* #	Adept Technology, Inc.	1,680	13,020
*	Adobe Systems, Inc.	5,300	226,999
	Adtran, Inc.	6,200	141,360
*	Advanced Analogic Technologies, Inc.	896	4,095
*	Advanced Energy Industries, Inc.	11,300	182,269
*	Advanced Micro Devices, Inc.	155,200	976,208
*	Advent Software, Inc.	1,300	60,125
*	Aehr Test Systems	1,179	5,152
*	Aetrium, Inc.	1,600	6,000
*	Affiliated Computer Services, Inc. Class A	8,120	432,309
*	Agilent Technologies, Inc.	1,300	45,188
	Agilysys, Inc.	300	3,903
	Altera Corp.	6,800	153,952
*	American Commercial Lines, Inc.	4,500	55,395
	American Software, Inc. Class A	4,851	28,815
*	Amkor Technology, Inc.	21,810	163,793
	Amphenol Corp.	2,900	137,808
*	Amtech Systems, Inc.	1,800	20,178

38

*	Anadigics, Inc.	7,400	24,938
	Analog Devices, Inc.	8,900	248,844
* #	Anixter International, Inc.	5,300	391,193
*	Ansys, Inc.	1,545	68,521
*	Apple, Inc.	5,400	915,462
	Applied Materials, Inc.	23,400	419,328
*	Applied Micro Circuits Corp.	2,663	21,197
*	Ariba, Inc.	15,448	227,549
*	Arris Group, Inc.	33,300	315,018
*	Arrow Electronics, Inc.	11,000	365,090
*	Art Technology Group, Inc.	24,106	98,835
*	Aspen Technology, Inc.	2,700	38,880
*	Atheros Communications	8,000	260,880
	Atlantic Tele-Network, Inc.	1,900	63,593
*	Atmel Corp.	29,189	122,302
*	ATMI, Inc.	3,100	75,609
*	Autobytel, Inc.	5,901	6,904
*	Autodesk, Inc.	5,200	184,756
	Automatic Data Processing, Inc.	3,600	159,768
* #	Avid Technology, Inc.	6,400	148,736
*	Avnet, Inc.	25,400	745,490
*	Avocent Corp.	12,100	283,987
	AVX Corp.	40,300	462,644
*	Aware, Inc.	3,006	9,499
*	AXT, Inc.	6,301	22,747
* #	Bankrate, Inc.	2,700	87,102
	Bel Fuse, Inc. Class B	1,800	50,112
*	Bell Microproducts, Inc.	4,900	10,780
*	Benchmark Electronics, Inc.	11,700	192,933
*	BigBand Networks, Inc.	10,400	36,504
	Black Box Corp.	3,500	125,440
	Blackbaud, Inc.	5,000	100,950
*	Blackboard, Inc.	1,500	59,940
*	Blue Coat Systems, Inc.	1,800	33,480
*	BMC Software, Inc.	4,300	140,008
*	Bookham, Inc.	13,800	23,322
*	Bottomline Technologies, Inc.	3,600	41,472
*	Brightpoint, Inc.	7,500	64,575
*	Broadcom Corp.	2,700	64,962
	Broadridge Financial Solutions, Inc.	4,800	95,856
*	Brocade Communications Systems, Inc.	84,807	629,268
*	BSQUARE Corp.	2,100	7,833
	CA, Inc.	14,100	337,131
*	Cabot Microelectronics Corp.	5,700	220,134
*	CACI International, Inc. Class A	2,700	136,755
*	Cadence Design Systems, Inc.	9,200	73,508
*	CalAmp Corp.	2,800	5,600
*	California Micro Devices Corp.	6,528	21,151
*	Callidus Software, Inc.	1,000	4,750
*	CallWave, Inc.	3,000	6,990
*	Captaris, Inc.	3,800	15,200
*	Cascade Microtech, Inc.	2,884	17,102
	Cass Information Systems, Inc.	2,100	76,482
*	Catalyst Semiconductor, Inc.	2,200	14,894
*	Catapult Communications Corp.	2,700	20,493

39

*	CEVA, Inc.	4,300	40,850
*	Checkpoint Systems, Inc.	2,300	48,967
*	Chordiant Software, Inc.	400	2,380
*	Ciena Corp.	12,400	215,512
*	Cirrus Logic, Inc.	16,300	101,223
*	Cisco Sytems, Inc.	50,795	1,221,620
*	Citrix Systems, Inc.	1,300	39,351
*	CMGI, Inc.	13,650	160,934
*	Cogent, Inc.	10,028	110,308
	Cognex Corp.	6,500	131,495
*	Cognizant Technology Solutions Corp.	6,400	187,648
*	Coherent, Inc.	1,800	64,566
	Cohu, Inc.	4,500	75,150
*	CommScope, Inc.	11,900	582,743
	Communications Systems, Inc.	2,000	21,300
*	Computer Sciences Corp.	25,000	1,175,750
*	Compuware Corp.	24,105	275,520
*	Comtech Telecommunications Corp.	5,900	269,748
*	Concur Technologies, Inc.	5,800	254,910
*	Convergys Corp.	31,600	466,100
	Corning, Inc.	17,300	355,342
*	CPI International, Inc.	1,400	20,020
*	Cray, Inc.	11,577	64,947
* #	Cree, Inc.	9,800	228,438
*	CSG Systems International, Inc.	4,500	85,050
*	Cyberoptics Corp.	1,680	15,187
*	Cybersource Corp.	9,200	158,056
*	Cymer, Inc.	1,500	44,910
*	Cypress Semiconductor Corp.	22,000	713,240
	Daktronics, Inc.	4,100	71,873
*	Datalink Corp.	1,300	7,683
	Dataram Corp.	133	321
*	DDi Corp.	5,386	30,592
* #	DealerTrack Holdings, Inc.	3,200	58,976
*	Dell, Inc.	13,500	293,355
	Diebold, Inc.	600	23,790
*	Digi International, Inc.	3,940	46,531
*	Digital River, Inc.	2,300	100,625
*	Diodes, Inc.	5,400	128,466
*	Dolby Laboratories, Inc.	1,400	56,980
*	Dot Hill Systems Corp.	9,669	21,078
*	Double-Take Software, Inc.	4,722	61,905
*	DSP Group, Inc.	4,600	35,650
* #	DST Systems, Inc.	8,600	531,050
*	DTS, Inc.	2,500	80,425
*	Dycom Industries, Inc.	5,500	88,165
*	Dynamics Research Corp.	1,760	15,787
*	EarthLink, Inc.	15,100	140,732
*	eBay, Inc.	22,500	560,925
*	Ebix, Inc.	400	43,824
* #	Echelon Corp.	4,474	58,207
*	Echostar Holding Corp.	280	8,775
*	EDGAR Online, Inc.	400	904
*	Edgewater Technology, Inc.	2,336	11,563
*	Electronic Arts, Inc.	4,800	234,288

40

*	Electronics for Imaging, Inc.	11,000	182,490
* #	Elixir Gaming Technologies, Inc.	2,200	924
*	EMC Corp.	79,700	1,217,816
* #	EMCORE Corp.	12,200	75,518
*	EMS Technologies, Inc.	2,400	56,376
*	Emulex Corp.	7,900	106,018
*	Endwave Corp.	1,814	10,884
*	Entegris, Inc.	31,554	194,373
*	Entorian Technologies, Inc.	1,369	999
*	Entrust, Inc.	13,151	30,905
*	Epicor Software Corp.	8,100	69,093
*	EPIQ Systems, Inc.	5,300	59,837
*	Equinix, Inc.	1,845	148,523
*	Euronet Worldwide, Inc.	7,300	137,167
*	Exar Corp.	6,354	49,180
*	Extreme Networks, Inc.	22,274	77,959
*	F5 Networks, Inc.	4,110	140,192
#	Factset Research Systems, Inc.	1,900	119,149
	Fair Isaac Corp.	4,500	103,950
*	Fairchild Semiconductor Corp. Class A	31,000	388,740
*	FalconStor Software, Inc.	2,300	17,296
*	Faro Technologies, Inc.	4,000	94,480
*	FEI Co.	3,500	94,780
	Fidelity National Information Services, Inc.	1,600	34,960
* #	Finisar Corp.	1,000	1,450
*	Fiserv, Inc.	14,700	762,342
* #	Flir Systems, Inc.	4,900	174,930
*	FormFactor, Inc.	12,965	248,798
*	Forrester Research, Inc.	3,300	114,147
*	FortuNet, Inc.	1,100	5,280
*	Foundry Networks, Inc.	14,800	272,172
	Frequency Electronics, Inc.	1,300	5,954
*	Gartner Group, Inc.	5,300	139,973
*	Gerber Scientific, Inc.	4,400	39,248
	Gevity HR, Inc.	4,700	38,775
	Global Payments, Inc.	6,500	313,365
*	Globecomm Systems, Inc.	3,700	37,740
*	Glu Mobile, Inc.	7,473	26,679
*	Google, Inc.	2,400	1,111,896
*	Greenfield Online, Inc.	6,500	112,775
*	GSE Systems, Inc.	900	7,245
*	GSI Technology, Inc.	3,671	13,950
*	GTSI Corp.	462	3,188
*	Guidance Software, Inc.	1,600	10,192
*	Hackett Group, Inc.	9,937	63,597
*	Harmonic, Inc.	5,700	50,160
	Harris Corp.	1,500	78,540
*	Harris Stratex Networks, Inc. Class A	2,320	21,715
*	Hauppauge Digital, Inc.	200	280
#	Heartland Payment Systems, Inc.	4,200	94,752
	Henry Jack & Associates, Inc.	7,300	146,219
*	Hewitt Associates, Inc. Class A	1,400	56,294
	Hewlett-Packard Co.	45,480	2,133,922
*	hi/fn, Inc.	3,584	14,228
*	Hittite Microwave Corp.	3,500	123,865

41

*	Hughes Communications, Inc.	2,100	92,715
*	Hutchinson Technology, Inc.	1,800	26,082
*	Hypercom Corp.	14,600	66,430
*	I.D. Systems, Inc.	2,192	19,706
*	i2 Technologies, Inc.	700	10,087
*	IAC/InterActiveCorp.	13,150	218,290
	iBasis, Inc.	700	2,562
*	iGATE Capital Corp.	6,505	73,181
*	Ikanos Communications	4,000	10,400
*	I-many, Inc.	2,187	1,520
	Imation Corp.	5,500	116,820
*	Immersion Corp.	1,600	10,640
	InfoGROUP, Inc.	8,600	56,760
*	Informatica Corp.	6,596	111,275
	InfoSpace, Inc.	6,700	78,390
*	Ingram Micro, Inc.	42,600	805,566
*	Innodata Isogen, Inc.	951	2,767
*	Insight Enterprises, Inc.	8,600	143,104
	Integral Systems, Inc.	1,100	49,489
*	Integrated Device Technology, Inc.	24,800	262,632
*	Integrated Silicon Solution, Inc.	5,923	23,337
	Intel Corp.	78,062	1,785,278
*	Intelli-Check, Inc.	350	788
*	Interactive Intelligence, Inc.	606	6,078
*	Intermec, Inc.	14,500	291,305
*	Internap Network Services Corp.	3,300	10,197
	International Business Machines Corp.	15,866	1,931,368
*	International Rectifier Corp.	9,060	189,354
*	Internet Capital Group, Inc.	8,300	70,135
	Intersil Corp.	30,926	724,596
*	Intervoice, Inc.	5,800	47,676
*	Interwoven, Inc.	8,900	131,008
*	Intevac, Inc.	2,700	27,486
*	IntriCon Corp.	600	3,498
*	Intuit, Inc.	7,800	234,546
*	iPass, Inc.	8,713	19,779
*	iPCS, Inc.	1,100	22,000
*	IPG Photonics Corp.	6,100	124,257
*	Iron Mountain, Inc.	10,100	291,991
*	Iteris, Inc.	4,900	10,927
*	Itron, Inc.	4,600	476,468
*	Ixia	9,505	82,598
*	IXYS Corp.	7,700	98,021
*	j2 Global Communications, Inc.	1,100	27,137
	Jabil Circuit, Inc.	25,200	424,872
*	JDA Software Group, Inc.	5,600	102,088
* #	JDS Uniphase Corp.	34,078	346,232
*	Juniper Networks, Inc.	12,900	331,530
*	Jupitermedia Corp.	700	819
	Keithley Instruments, Inc.	3,300	31,383
*	Key Tronic Corp.	2,000	6,720
*	Keynote Systems, Inc.	3,800	53,276
	KLA-Tencor Corp.	13,100	485,486
*	Kopin Corp.	12,252	36,511
*	Kratos Defense & Security Solutions, Inc.	11,955	24,269

42

*	Kulicke & Soffa Industries, Inc.	12,900	66,306
*	KVH Industries, Inc.	2,596	23,468
*	L-1 Identity Solutions, Inc.	8,600	141,728
*	Lam Research Corp.	8,900	327,164
*	LaserCard Corp.	900	5,130
*	Lattice Semiconductor Corp.	13,143	30,755
*	Lawson Software, Inc.	41,341	334,449
*	Leadis Technolgies, Inc.	1,729	1,694
*	LeCroy Corp.	2,000	16,660
*	Lender Processing Services, Inc.	800	26,640
*	Lexmark International, Inc.	11,400	410,058
#	Linear Technology Corp.	5,200	169,728
*	Lionbridge Technologies, Inc.	12,066	38,491
*	Littlefuse, Inc.	3,000	106,440
*	LoJack Corp.	300	2,175
*	LookSmart, Ltd.	4,000	12,960
*	Loral Space & Communications, Inc.	2,900	53,273
*	LSI Corp.	15,400	102,410
*	LTX Corp.	13,775	24,657
*	Lumera Corp.	1,131	769
*	Luna Innovations, Inc.	1,500	9,345
*	Macrovision Solutions Corp.	1,489	23,109
*	Magma Design Automation, Inc.	6,100	30,988
*	Management Network Group, Inc.	2,089	2,256
*	Manhattan Associates, Inc.	3,300	80,883
*	ManTech International Corp. Class A	3,600	212,004
#	Marchex, Inc. Class B	5,200	58,604
*	Mastec, Inc.	200	2,824
*	Mattson Technology, Inc.	13,600	69,360
	Maximus, Inc.	2,600	96,200
*	Maxwell Technologies, Inc.	3,600	44,496
*	McAfee, Inc.	11,500	454,940
*	MEMC Electronic Materials, Inc.	2,600	127,634
*	Mentor Graphics Corp.	8,283	101,053
*	Mercury Computer Systems, Inc.	6,300	58,275
*	Merix Corp.	1,400	2,604
*	Metavante Technologies, Inc.	466	11,016
	Methode Electronics, Inc.	5,477	60,192
	Micrel, Inc.	9,468	87,200
#	Microchip Technology, Inc.	4,225	135,242
*	Micron Technology, Inc.	74,800	317,152
*	Micros Systems, Inc.	4,200	129,444
*	Microsemi Corp.	7,400	203,500
	Microsoft Corp.	85,150	2,323,744
*	MicroStrategy, Inc.	800	51,328
*	Microtune, Inc.	2,100	7,791
*	Midway Games, Inc.	7,400	16,798
*	MIPS Technologies, Inc.	14,532	57,837
	Mocon, Inc.	72	765
	Molex, Inc.	300	7,236
	Molex, Inc. Class A	6,000	138,360
	MoneyGram International, Inc.	500	850
*	Monolithic Power Systems	2,684	65,409
*	MoSys, Inc.	5,500	25,025
	Motorola, Inc.	84,700	797,874

43

*	MPS Group, Inc.	1,600	18,432
*	MSC. Software Corp.	8,752	113,601
	MTS Systems Corp.	3,000	124,440
* #	Multi-Fineline Electronix, Inc.	3,200	54,592
*	Nanometrics, Inc.	3,257	11,823
*	Napco Security Systems, Inc.	3,632	14,928
	National Instruments Corp.	1,500	48,420
	National Semiconductor Corp.	8,400	180,012
*	NCI, Inc.	1,434	38,431
*	NCR Corp.	14,100	373,086
*	NetApp, Inc.	6,000	152,880
*	NETGEAR, Inc.	5,200	87,620
* #	Netlogic Microsystems, Inc.	2,000	69,460
*	NetScout Systems, Inc.	6,929	103,242
* #	Network Equipment Technologies, Inc.	4,300	14,018
	NIC, Inc.	4,833	33,444
*	Novatel Wireless, Inc.	300	1,869
*	Novell, Inc.	43,200	277,776
* #	Novellus Systems, Inc.	14,800	335,516
*	Nu Horizons Electronics Corp.	3,467	16,676
*	Nuance Communications, Inc.	4,600	72,680
*	Nvidia Corp.	300	3,792
*	Omniture, Inc.	7,200	128,304
* #	OmniVision Technologies, Inc.	6,300	73,584
*	ON Semiconductor Corp.	13,805	130,733
*	Online Resources Corp.	5,300	46,163
*	Oplink Communications, Inc.	3,800	49,932
*	OPNET Technologies, Inc.	4,232	56,074
*	Opnext, Inc.	2,974	18,855
*	Optical Cable Corp.	889	6,152
*	Oracle Corp.	40,600	890,358
*	Orbcomm, Inc.	6,400	36,864
*	Orthovita, Inc.	12,259	37,390
*	OSI Systems, Inc.	300	6,963
*	OYO Geospace Corp.	1,400	68,684
* #	Palm, Inc.	9,600	81,696
*	PAR Technology Corp.	3,090	24,844
*	Parametric Technology Corp.	6,515	130,821
	Park Electrochemical Corp.	3,100	86,862
* #	Parkervision, Inc.	200	2,160
	Paychex, Inc.	2,600	88,608
*	PC Connection, Inc.	3,100	23,529
	PC-Tel, Inc.	2,937	29,693
*	PDF Solutions, Inc.	800	5,080
	Pegasystems, Inc.	1,900	27,854
*	Perceptron, Inc.	1,900	14,079
*	Perficient, Inc.	2,700	21,438
*	Performance Technologies, Inc.	2,369	11,798
*	Pericom Semiconductor Corp.	6,300	85,932
*	Perot Systems Corp.	11,600	206,480
*	Pervasive Software, Inc.	1,100	4,873
*	Phoenix Technologies, Ltd.	5,100	56,304
*	Photon Dynamics, Inc.	500	7,610
*	Photronics, Inc.	8,957	29,289
*	Physicians Formula Holdings, Inc.	3,651	21,504

44

*	Planar Systems, Inc.	1,000	2,770
	Plantronics, Inc.	3,300	85,140
*	PLATO Learning, Inc.	3,200	5,952
*	Plexus Corp.	8,900	249,467
*	PLX Technology, Inc.	7,700	43,813
*	PMC-Sierra, Inc.	21,800	196,200
*	Polycom, Inc.	21,200	594,448
*	Power Integrations, Inc.	4,060	119,486
*	Powerwave Technologies, Inc.	4,200	21,210
*	Presstek, Inc.	4,500	24,165
*	Progress Software Corp.	5,500	160,655
	QAD, Inc.	2,992	19,687
*	QLogic Corp.	13,200	246,576
	QUALCOMM, Inc.	17,300	910,845
*	Quantum Corp.	16,900	29,913
*	Quest Software, Inc.	24,100	356,439
*	QuickLogic Corp.	4,220	6,457
*	Rackable Systems, Inc.	3,700	38,332
*	Radiant Systems, Inc.	3,850	35,112
*	RadiSys Corp.	2,643	29,258
*	RAE Systems, Inc.	2,700	5,427
*	Rambus, Inc.	5,000	87,950
*	Ramtron International Corp.	3,787	13,217
*	RealNetworks, Inc.	24,500	162,435
*	Red Hat, Inc.	12,900	270,900
	Relm Wireless Corp.	700	1,015
	Renaissance Learning, Inc.	1,600	20,304
*	RF Micro Devices, Inc.	15,900	61,692
*	RF Monolithics, Inc.	400	400
	Richardson Electronics, Ltd.	2,797	18,768
*	RightNow Technologies, Inc.	3,700	55,463
*	Rimage Corp.	400	6,376
*	Rofin-Sinar Technologies, Inc.	3,100	125,302
*	Rogers Corp.	4,400	176,044
*	Rudolph Technologies, Inc.	5,494	46,369
*	S1 Corp.	11,900	90,797
*	Saba Software, Inc.	3,200	11,584
*	Safeguard Scientifics, Inc.	3,200	4,576
*	Salesforce.com, Inc.	2,755	154,335
*	Sandisk Corp.	10,600	153,276
*	Sapient Corp.	17,200	159,444
*	ScanSource, Inc.	2,900	87,261
*	Scientific Learning Corp.	1,102	4,540
*	SCM Microsystems, Inc.	826	2,082
*	Seachange International, Inc.	5,500	47,190
*	Secure Computing Corp.	9,400	40,232
*	Semitool, Inc.	7,102	68,463
*	Semtech Corp.	11,700	173,043
*	SI International, Inc.	2,820	88,069
* #	Sigma Designs, Inc.	300	5,139
*	Silicon Image, Inc.	14,312	99,182
*	Silicon Laboratories, Inc.	7,800	262,938
*	Silicon Storage Technology, Inc.	20,731	67,790
* #	SiRF Technology Holdings, Inc.	3,200	5,920
*	Skyworks Solutions, Inc.	40,195	389,892

45

*	SM&A	1,100	3,641
* #	Smith Micro Software, Inc.	6,300	47,691
*	Soapstone Networks, Inc.	2,506	9,824
*	Sonic Solutions, Inc.	1,500	6,975
*	SonicWALL, Inc.	11,800	77,172
* #	Sonus Networks, Inc.	8,200	27,716
*	Spectrum Control, Inc.	2,000	16,520
*	SPSS, Inc.	2,500	78,950
*	SRA International, Inc.	8,200	192,536
*	SRS Labs, Inc.	3,500	21,035
*	Standard Microsystems Corp.	3,084	90,114
	StarTek, Inc.	4,100	37,064
*	STEC, Inc.	1,600	16,208
*	Stratasys, Inc.	4,800	79,968
*	SumTotal Systems, Inc.	8,897	42,973
* #	Sun Microsystems, Inc.	31,300	281,700
* #	SunPower Corp. Class A	200	19,510
*	Supertex, Inc.	1,100	32,670
*	SupportSoft, Inc.	7,319	25,543
*	Sybase, Inc.	11,300	388,833
*	Sycamore Networks, Inc.	66,053	231,186
*	Sykes Enterprises, Inc.	10,025	201,904
*	Symantec Corp.	41,477	925,352
*	Symmetricom, Inc.	9,613	47,296
* #	Synaptics, Inc.	2,600	136,084
* #	Synchronoss Technologies, Inc.	300	3,798
*	SYNNEX Corp.	8,700	200,013
*	Synopsys, Inc.	16,900	363,857
	Syntel, Inc.	400	13,228
*	Take-Two Interactive Software, Inc.	2,300	57,661
*	Tech Data Corp.	13,100	447,234
	Technitrol, Inc.	5,600	88,536
*	TechTeam Global, Inc.	2,264	19,312
*	Techwell, Inc.	3,900	43,212
*	Tekelec	12,900	211,689
*	TeleCommunication Systems, Inc.	5,100	42,840
*	Tellabs, Inc.	56,913	296,517
*	Telular Corp.	5,320	14,790
*	Teradata Corp.	4,700	115,479
*	Teradyne, Inc.	43,000	401,190
* #	Terremark Worldwide, Inc.	8,000	57,840
*	Tessco Technologies, Inc.	1,100	16,192
*	Tessera Technologies, Inc.	1,000	23,270
	Texas Instruments, Inc.	14,300	350,493
*	The Knot, Inc.	1,200	10,932
	TheStreet.com, Inc.	4,846	34,407
*	THQ, Inc.	6,200	94,984
*	TIBCO Software, Inc.	11,000	90,090
*	TNS, Inc.	1,900	43,510
	Total System Services, Inc.	4,504	89,720
*	Transact Technologies, Inc.	800	9,800
*	Trident Microsystems, Inc.	1,200	3,780
*	Trimble Navigation, Ltd.	11,400	385,890
*	Triquint Semiconductor, Inc.	26,146	164,458
*	TTM Technologies, Inc.	6,800	81,464

46

*	Tyler Technologies, Inc.	3,400	55,114
*	Ultimate Software Group, Inc.	1,000	28,040
*	Ultra Clean Holdings, Inc.	4,900	35,672
*	Ultratech, Inc.	4,700	69,795
*	Unica Corp.	69	612
*	Unisys Corp.	40,800	166,872
	United Online, Inc.	10,639	112,037
* #	Universal Display Corp.	2,800	39,704
* #	UTStarcom, Inc.	29,842	97,285
*	ValueClick, Inc.	11,300	145,657
*	Varian Semiconductor Equipment Associates, Inc.	3,800	122,740
*	Veeco Instruments, Inc.	8,600	144,566
*	VeriFone Holdings, Inc.	1,100	22,176
*	VeriSign, Inc.	4,400	140,668
*	Viasat, Inc.	5,500	144,265
*	Video Display Corp.	500	4,040
*	Virage Logic Corp.	6,035	39,831
*	Vishay Intertechnology, Inc.	18,500	164,465
*	Vocus, Inc.	700	24,955
* #	Volterra Semiconductor Corp.	2,500	39,300
* #	Vyyo, Inc.	100	17
	Wayside Technology Group, Inc.	200	1,528
*	Websense, Inc.	6,200	140,368
*	Website Pros, Inc.	4,000	24,160
*	Westell Technologies, Inc.	1,000	902
*	Western Digital Corp.	18,700	509,762
	Western Union Co.	1,900	52,478
*	Wind River Systems, Inc.	11,300	124,865
*	Wizzard Software Corp.	9,500	12,065
*	WPCS International, Inc.	500	2,885
*	Wright Express Corp.	1,800	53,550
	Xerox Corp.	39,040	543,827
	Xilinx, Inc.	5,800	150,684
* #	X-Rite, Inc.	4,100	16,482
*	Yahoo!, Inc.	33,300	645,354
*	Zebra Technologies Corp. Class A	11,800	368,396
*	Zix Corp.	6,900	19,182
*	Zones, Inc.	2,100	17,514
*	Zoran Corp.	5,339	47,517
*	Zygo Corp.	6,074	63,656
Total Information Technology			71,710,987

Materials — (5.1%)
	A.M. Castle & Co.	6,200	124,496
*	AEP Industries, Inc.	1,000	18,630
	Air Products & Chemicals, Inc.	3,700	339,845
	AK Steel Holding Corp.	2,900	152,569
	Albemarle Corp.	6,300	250,362
	Alcoa, Inc.	46,770	1,502,720
	Allegheny Technologies, Inc.	7,800	382,200
	AMCOL International Corp.	4,300	156,778
*	American Pacific Corp.	1,080	18,598
#	American Vanguard Corp.	3,600	53,424
*	Amerigon, Inc.	1,200	8,316
	Aptargroup, Inc.	13,000	525,070

47

	Arch Chemicals, Inc.	3,800	139,460
*	Arrowhead Research Corp.	4,100	7,175
	Ashland, Inc.	11,700	478,881
	Balchem Corp.	2,757	75,239
	Ball Corp.	2,200	101,024
* #	Basin Water, Inc.	1,100	1,925
	Bemis Co., Inc.	14,700	410,424
*	Brush Engineered Materials, Inc.	1,800	52,740
*	Buckeye Technologies, Inc.	6,000	55,260
	Cabot Corp.	9,300	257,331
#	Calgon Carbon Corp.	5,600	119,448
*	Caraustar Industries, Inc.	690	1,366
	Carpenter Technology Corp.	7,500	291,075
	Celanese Corp. Class A	600	23,136
*	Century Aluminum Co.	2,300	112,148
	CF Industries Holdings, Inc.	400	60,960
	Chemtura Corp.	45,800	301,822
	Cleveland-Cliffs, Inc.	2,000	202,440
* #	Coeur d’Alene Mines Corp.	75,700	135,503
	Commercial Metals Co.	16,800	437,304
	Compass Minerals International, Inc.	1,700	117,759
*	Core Molding Technologies, Inc.	1,000	7,200
*	Crown Holdings, Inc.	4,300	119,282
	Cytec Industries, Inc.	8,800	447,040
	Deltic Timber Corp.	1,900	116,546
	Dow Chemical Co.	36,800	1,255,984
	duPont (E.I.) de Nemours & Co., Inc.	19,700	875,468
	Eagle Materials, Inc.	7,700	235,081
	Eastman Chemical Co.	6,900	416,208
	Ecolab, Inc.	6,700	306,458
	Empire Resources, Inc.	1,400	4,900
	Ferro Corp.	9,000	198,360
* #	Flotek Industries, Inc.	200	3,370
	FMC Corp.	300	22,062
	Freeport-McMoRan Copper & Gold, Inc. Class B	5,800	518,056
#	General Maritime Corp.	3,200	79,040
*	General Moly, Inc.	5,900	40,238
	Gibraltar Industries, Inc.	4,100	88,191
	Glatfelter Co.	12,485	183,155
*	Graphic Packaging Holding Co.	62,200	177,270
	Greif, Inc. Class A	2,900	200,419
	Greif, Inc. Class B	1,300	78,650
*	H&E Equipment Services, Inc.	5,777	81,513
	H.B. Fuller Co.	8,400	218,988
	Hawkins, Inc.	577	9,128
*	Haynes International, Inc.	1,800	105,228
* #	Headwaters, Inc.	8,000	123,120
* #	Hecla Mining Co.	17,400	122,148
	Hercules, Inc.	11,500	247,825
*	ICO, Inc.	1,000	5,790
	International Flavors & Fragrances, Inc.	1,800	72,378
	International Paper Co.	43,500	1,176,675
*	Ion Geophysical Corp.	10,200	164,424
	Kaiser Aluminum Corp.	2,700	145,962
	KMG Chemicals, Inc.	300	3,198

48

	Koppers Holdings, Inc.	2,300	105,363
	Kronos Worldwide, Inc.	300	4,929
*	Landec Corp.	1,200	11,268
	Louisiana-Pacific Corp.	16,180	157,593
* #	LSB Industries, Inc.	600	14,484
	Lubrizol Corp.	3,300	174,867
#	Martin Marietta Materials, Inc.	200	22,580
*	Material Sciences Corp.	228	1,733
*	Maxxam, Inc.	300	5,700
	MeadWestavco Corp.	17,700	468,696
*	Metalico, Inc.	4,300	55,384
	Minerals Technologies, Inc.	3,300	216,744
*	Mines Management, Inc.	4,049	8,462
	Monsanto Co.	8,100	925,425
	Myers Industries, Inc.	5,400	71,064
	Nalco Holding Co.	14,800	338,476
	Neenah Paper, Inc.	2,700	52,434
	NewMarket Corp.	2,200	149,468
	Newmont Mining Corp.	9,300	419,430
	NL Industries, Inc.	2,200	23,144
	NN, Inc.	300	4,926
*	Northwest Pipe Co.	2,255	130,632
	Nucor Corp.	12,100	635,250
	Olin Corp.	10,500	282,555
	Olympic Steel, Inc.	400	19,044
*	OM Group, Inc.	5,500	204,050
*	OMNOVA Solutions, Inc.	2,300	6,647
*	Owens-Illinois, Inc.	300	13,380
	Packaging Corp. of America	16,300	419,725
*	Pactiv Corp.	14,800	397,676
*	Patriot Coal Corp.	40	2,398
	Penford Corp.	1,800	29,898
*	Peoplesupport, Inc.	400	4,860
*	PolyOne Corp.	25,300	207,713
	PPG Industries, Inc.	12,300	773,178
	Praxair, Inc.	2,500	224,600
	Quaker Chemical Corp.	2,500	74,000
	Reliance Steel & Aluminum Co.	300	17,103
	Rock-Tenn Co. Class A	7,400	271,432
*	Rockwood Holdings, Inc.	14,100	533,685
#	Rohm & Haas Co.	17,600	1,320,880
*	Rosetta Resources, Inc.	13,300	309,225
	Royal Gold, Inc.	8,000	277,680
	RPM International, Inc.	17,400	375,840
*	RTI International Metals, Inc.	2,400	81,144
	Schnitzer Steel Industries, Inc. Class A	400	27,364
	Schweitzer-Maudoit International, Inc.	2,500	47,400
	Scotts Miracle-Gro Co. Class A	1,600	42,784
	Sealed Air Corp.	8,400	203,532
	Sensient Technologies Corp.	13,000	379,730
	Sigma-Aldrich Corp.	200	11,352
	Silgan Holdings, Inc.	2,200	115,148
*	Smurfit-Stone Container Corp.	37,044	187,072
*	Solitario Exploration & Royalty Corp.	1,000	3,930
	Sonoco Products Co.	15,200	525,312

49

#	Southern Copper Corp.	10,011	255,581
	Steel Dynamics, Inc.	3,200	79,456
	Stepan Co.	900	52,947
*	Stillwater Mining Co.	17,600	131,120
*	Symyx Technologies, Inc.	4,400	48,620
	Temple-Inland, Inc.	3,200	53,472
	Terra Industries, Inc.	3,300	165,462
	Texas Industries, Inc.	3,900	205,413
	The Mosaic Co.	6,500	693,810
#	Titanium Metals Corp.	1,800	25,938
*	U.S. Concrete, Inc.	10,854	45,370
*	U.S. Gold Corp.	3,300	4,158
*	United States Lime & Minerals, Inc.	800	31,024
	United States Steel Corp.	2,300	306,061
*	Universal Stainless & Alloy Products, Inc.	1,700	61,455
	Valhi, Inc.	4,300	78,819
	Valspar Corp.	16,700	395,122
#	Vulcan Materials Co.	9,000	673,560
*	W.R. Grace & Co.	6,900	181,401
	Wausau Paper Corp.	7,100	61,131
	Westlake Chemical Corp.	1,000	18,980
	Weyerhaeuser Co.	17,100	948,879
	Worthington Industries, Inc.	9,900	174,240
* #	Zoltek Companies, Inc.	1,200	20,436
Total Materials			30,865,627

Telecommunication Services — (3.6%)
#	Alaska Communications Systems Group, Inc.	4,300	45,236
*	American Tower Corp.	4,900	202,517
	Arbinet-thexchange, Inc.	3,756	14,611
	AT&T, Inc.	234,920	7,515,091
*	Cbeyond, Inc.	1,200	20,316
*	Centennial Communications Corp.	6,600	50,292
	CenturyTel, Inc.	17,400	672,162
*	Cincinnati Bell, Inc.	21,400	83,460
*	Clear Channel Outdoor Holdings, Inc.	200	3,354
* #	Cogent Communications Group, Inc.	1,900	17,499
	Consolidated Communications Holdings, Inc.	7,400	111,814
*	Crown Castle International Corp.	8,700	325,380
	D&E Communications, Inc.	2,400	22,440
	Embarq Corp.	3,355	158,222
	FairPoint Communications, Inc.	5,286	46,781
* #	FiberTower Corp.	155	202
	Frontier Communications Corp.	27,300	343,161
*	General Communications, Inc. Class A	7,906	80,167
	Hickory Tech Corp.	2,660	18,673
* #	ICO Global Communications (Holdings), Ltd.	13,578	39,784
	IDT Corp. Class B	2,700	4,185
	Iowa Telecommunications Services, Inc.	5,000	91,950
*	LCC International, Inc. Class A	600	354
*	Leap Wireless International, Inc.	10,496	468,751
*	Level 3 Communications, Inc.	55,700	191,051
*	NeuStar, Inc.	6,100	146,461
* #	Nextwave Wireless, Inc.	15,800	15,326
*	NII Holdings, Inc.	5,100	267,852

50

*	Occam Networks, Inc.	3,500	15,505
*	PAETEC Holding Corp.	6,300	20,790
*	Premiere Global Services, Inc.	8,400	127,008
#	Qwest Communications International, Inc.	36,900	139,482
	Regal Entertainment Group	8,000	134,080
*	SBA Communications Corp.	3,900	136,227
	Shenandoah Telecommunications Co.	900	15,552
	Sprint Nextel Corp.	224,500	1,957,640
*	Syniverse Holdings, Inc.	10,700	177,513
	Telephone & Data Systems, Inc.	8,800	337,920
	Telephone & Data Systems, Inc. Special Shares	1,000	37,350
* #	Terrestar Corp.	3,200	8,896
*	tw Telecom, Inc.	6,200	95,108
*	United States Cellular Corp.	6,800	355,640
*	USA Mobility, Inc.	200	2,254
	Verizon Communications, Inc.	208,512	7,322,941
	Windstream Corp.	3,100	38,502
*	Xeta Corp.	700	2,282
Total Telecommunication Services			21,881,782

Utilities — (2.7%)
*	AES Corp.	60,600	924,756
	AGL Resources, Inc.	7,300	241,338
	Allegheny Energy, Inc.	4,000	181,320
	ALLETE, Inc.	2,000	84,440
	Alliant Energy Corp.	2,700	94,365
	Ameren Corp.	3,100	129,766
	American Electric Power Co., Inc.	8,000	312,320
	American States Water Co.	1,000	39,510
	Aqua America, Inc.	5,500	100,595
	Artesian Resources Corp. Class A	1,303	22,737
	Atmos Energy Corp.	1,400	38,556
	Avista Corp.	8,300	185,090
	Black Hills Corp.	4,100	138,621
*	Cadiz, Inc.	900	17,559
	California Water Service Group	1,500	58,935
	CenterPoint Energy, Inc.	4,900	77,812
	Central Vermont Public Service Corp.	1,300	31,590
	CH Energy Group, Inc.	2,500	99,500
	Chesapeake Utilities Corp.	1,000	30,280
	Cleco Corp.	9,400	236,974
	CMS Energy Corp.	14,300	194,051
	Connecticut Water Services, Inc.	1,179	31,491
	Consolidated Edison, Inc.	3,100	126,790
	Constellation Energy Group	2,200	146,762
	Delta Natural Gas Co., Inc.	356	9,722
	Dominion Resources, Inc.	400	17,412
	DPL, Inc.	7,200	178,704
	DTE Energy Co.	4,000	168,640
	Duke Energy Corp.	10,100	176,144
*	Dynegy, Inc.	82,700	492,892
	Edison International	6,500	298,480
*	El Paso Electric Co.	2,600	55,354
	Empire District Electric Co.	3,400	71,740
	Energen Corp.	2,000	111,680

51

	Energy West, Inc.	400	3,980
	EnergySouth, Inc.	725	44,406
	Entergy Corp.	3,800	392,882
	Equitable Resources, Inc.	1,300	64,883
	Exelon Corp.	9,200	698,832
	FirstEnergy Corp.	6,100	443,104
	Florida Public Utilities Co.	700	9,135
	FPL Group, Inc.	3,600	216,216
	Great Plains Energy, Inc.	5,500	128,975
	Hawaiian Electric Industries, Inc.	6,200	163,990
	IDACORP, Inc.	7,100	211,580
	Integrys Energy Group, Inc.	1,900	99,313
	ITC Holdings Corp.	3,700	207,237
	Laclede Group, Inc.	1,800	80,874
*	Maine & Maritimes Corp.	202	8,959
	MDU Resources Group, Inc.	2,000	66,080
	MGE Energy, Inc.	1,500	50,850
	Middlesex Water Co.	1,586	28,104
*	Mirant Corp.	4,600	136,068
	National Fuel Gas Co.	2,000	94,620
	New Jersey Resources Corp.	2,800	101,304
	Nicor, Inc.	4,300	197,327
	NiSource, Inc.	3,100	51,088
	Northeast Utilities, Inc.	3,900	104,871
	Northwest Natural Gas Co.	2,800	136,444
	NorthWestern Corp.	3,700	97,310
*	NRG Energy, Inc.	18,200	685,048
	NSTAR	10,200	345,168
	OGE Energy Corp.	8,800	296,560
	Oneok, Inc.	2,400	104,904
	Ormat Technologies, Inc.	3,700	185,518
	Otter Tail Corp.	3,000	119,130
	Pepco Holdings, Inc.	5,100	129,285
	PG&E Corp.	7,100	293,443
#	Piedmont Natural Gas Co.	4,900	141,365
	Pinnacle West Capital Corp.	7,400	260,406
	PNM Resources, Inc.	4,500	53,055
	Portland General Electric Co.	5,200	133,224
	PPL Corp.	4,700	205,719
	Progress Energy, Inc.	2,800	122,304
	Public Service Enterprise Group, Inc.	21,115	860,859
	Puget Energy, Inc.	700	19,530
	Questar Corp.	9,300	482,577
*	Reliant Energy, Inc.	24,500	417,235
	SCANA Corp.	1,300	50,960
	Sempra Energy	5,000	289,600
	Sierra Pacific Resources	14,900	167,476
	SJW Corp.	5,000	139,350
	South Jersey Industries, Inc.	1,900	67,773
	Southern Co.	10,700	401,357
	Southern Union Co.	7,200	187,632
	Southwest Gas Corp.	6,700	203,345
	Southwest Water Co.	2,300	27,186
#	TECO Energy, Inc.	13,400	239,056
	UGI Corp.	1,700	46,750

52

	UIL Holdings Corp.	2,800	91,280
	Unisource Energy Corp.	5,400	173,502
	Unitil Corp.	1,080	28,717
	Vectren Corp.	3,800	105,412
	Westar Energy, Inc.	6,300	142,695
	WGL Holdings, Inc.	3,000	96,600
	Wisconsin Energy Corp.	2,900	135,633
	Xcel Energy, Inc.	2,000	41,020
	York Water Co.	1,180	16,638
	Total Utilities		16,471,670

	TOTAL COMMON STOCKS		555,697,856

	PREFERRED STOCKS — (0.0%)
	Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	195	47,580

	TEMPORARY CASH INVESTMENTS — (1.1%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,533,813	6,533,813

		Face
		Amount
		(000)

	SECURITIES LENDING COLLATERAL — (7.2%)
§ @	DFA Short Term Investment Fund LP	$37,129	37,128,528

@	Repurchase Agreement, Deutsche Bank Securities 0.00%, (Collateralized by $6,945,939 FHLMC, 5.000%, 05/01/23 & FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/22 to 08/01/38, valued at $6,415,964) to be repurchased at $6,230,572	6,229	6,229,091

	TOTAL SECURITIES LENDING COLLATERAL		43,357,619

	TOTAL INVESTMENTS - (100.0%)
	(Cost $628,189,519) ##		$605,636,868

53

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. SMALL CAP PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	199,918,094	$2,824,842,668
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $2,703,042,073)##		$2,824,842,668

U.S. MICRO CAP PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Micro Cap Series of
The DFA Investment Trust Company	457,258,629	$4,147,335,765
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $3,942,380,195)##		$4,147,335,765

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (80.6%)
Real Estate Investment Trusts — (80.6%)
	Acadia Realty Trust	315,500	$7,493,125
	Agree Realty Corp.	78,700	2,119,391
* #	Alexander’s, Inc.	48,900	18,782,490
#	Alexandria Real Estate Equities, Inc.	307,950	33,169,294
#	AMB Property Corp.	946,165	42,946,429
#	American Campus Communites, Inc.	368,407	11,170,100
	American Land Lease, Inc.	79,428	1,775,216
# ●	AmeriVest Properties, Inc.	188,600	75,440
	Apartment Investment & Management Co. Class A	861,587	30,534,643
#	Ashford Hospitality Trust	1,173,957	5,329,765
	Associated Estates Realty Corp.	162,619	2,390,499
#	AvalonBay Communities, Inc.	749,491	74,949,100
	BioMed Realty Trust, Inc.	662,452	17,740,465
	Boston Properties, Inc.	1,136,764	116,484,207
#	Brandywine Realty Trust	841,020	14,633,748
#	BRE Properties, Inc. Class A	489,715	23,618,954
#	Camden Property Trust	510,209	24,903,301
	CBL & Associates Properties, Inc.	636,646	13,808,852
#	Cedar Shopping Centers, Inc.	428,591	5,614,542
	Cogdell Spencer, Inc.	142,492	2,767,195
#	Colonial Properties Trust	462,001	8,736,439
#	Commercial Net Lease Realty	712,004	16,155,371
#	Corporate Office Properties Trust	458,400	17,923,440
#	Cousins Properties, Inc.	503,784	12,589,562
	DCT Industrial Trust, Inc.	1,587,678	11,844,078
#	Developers Diversified Realty Corp.	1,150,894	38,566,458
#	DiamondRock Hospitality Co.	926,768	8,535,533
#	Digital Realty Trust, Inc.	653,017	29,953,890
#	Douglas Emmett, Inc.	1,108,088	26,228,443
#	Duke Realty Corp.	1,410,136	35,295,704
#	DuPont Fabros Technology, Inc.	307,210	5,394,608
#	EastGroup Properties, Inc.	240,163	10,677,647
#	Education Realty Trust, Inc.	273,671	2,999,434
#	Entertainment Properties Trust	288,479	15,655,755
	Equity Lifestyle Properties, Inc.	239,657	11,906,160
#	Equity One, Inc.	723,276	15,181,563
#	Equity Residential	2,563,239	108,168,686
#	Essex Property Trust, Inc.	247,400	29,032,390
	Extra Space Storage, Inc.	729,394	11,487,955
#	Federal Realty Investment Trust	566,852	43,012,730
	FelCor Lodging Trust, Inc.	603,801	4,836,446
* #	Feldman Mall Properties, Inc.	130,464	71,755
#	First Industrial Realty Trust, Inc.	428,096	10,098,785

1

	First Potomac Realty Trust	238,269	3,957,648
#	General Growth Properties, Inc.	2,455,909	63,681,720
#	Glimcher Realty Trust	362,800	3,660,652
*	Golf Trust of America, Inc.	67,000	108,540
	HCP, Inc.	1,926,851	69,790,543
#	Health Care REIT, Inc.	829,427	43,022,378
	Healthcare Realty Trust, Inc.	472,160	13,536,827
	Hersha Hospitality Trust	444,540	3,218,470
#	Highwood Properties, Inc.	526,000	19,078,020
*	HMG Courtland Properties, Inc.	2,600	16,900
#	Home Properties, Inc.	303,670	16,018,592
#	Hospitality Properties Trust	922,519	20,922,731
#	Host Marriott Corp.	5,143,768	73,555,882
#	HRPT Properties Trust	2,207,659	16,734,055
#	Inland Real Estate Corp.	632,990	9,520,170
#	Kilroy Realty Corp.	314,993	15,765,400
#	Kimco Realty Corp.	2,435,570	90,457,070
	Kite Realty Group Trust	284,720	3,470,737
#	Lasalle Hotel Properties	386,100	10,065,627
#	Lexington Realty Trust	612,112	9,126,590
#	Liberty Property Trust	892,353	33,695,249
	Mack-Cali Realty Corp.	630,631	25,490,105
#	Maguire Properties, Inc.	466,000	5,275,120
* ●	Malan Realty Investors, Inc.	19,100	—
	Maxus Realty Trust, Inc.	6,885	65,408
#	Medical Properties Trust, Inc.	605,875	6,688,860
	MHI Hospitality Corp.	62,158	377,921
#	Mid-America Apartment Communities, Inc.	251,100	12,595,176
	Mission West Properties, Inc.	193,095	1,880,745
#	Monmouth Real Estate Investment Corp. Class A	221,948	1,613,562
#	Nationwide Health Properties, Inc.	877,624	30,207,818
#	Omega Healthcare Investors, Inc.	631,900	11,273,096
#	One Liberty Properties, Inc.	102,800	1,848,344
#	Parkway Properties, Inc.	146,500	5,269,605
#	Pennsylvania REIT	388,503	7,711,785
	Post Properties, Inc.	429,266	13,500,416
#	ProLogis	2,456,890	105,793,683
#	PS Business Parks, Inc.	200,525	10,794,261
#	Public Storage	1,623,966	143,428,677
	Ramco-Gershenson Properties Trust	177,809	4,110,944
#	Realty Income Corp.	974,948	25,036,665
#	Regency Centers Corp.	683,682	42,367,774
	Roberts Realty Investors, Inc.	26,400	121,440
#	Saul Centers, Inc.	174,655	7,985,227
	Senior Housing Properties Trust	1,030,130	22,333,218
#	Simon Property Group, Inc.	2,124,732	201,594,572
#	SL Green Realty Corp.	561,809	48,315,574
#	Sovran Self Storage, Inc.	210,365	8,099,053
#	Strategic Hotel Capital, Inc.	714,322	6,586,049
#	Sun Communities, Inc.	178,369	3,444,305
	Sunstone Hotel Investors, Inc.	565,299	8,015,940
	Supertel Hospitality, Inc.	202,673	940,403
#	Tanger Factory Outlet Centers, Inc.	307,900	12,352,948
#	Taubman Centers, Inc.	508,361	24,675,843
#	The Macerich Co.	707,166	43,794,790

2

	UDR, Inc.	1,237,372	30,662,078
	UMH Properties, Inc.	105,668	887,611
#	Universal Health Realty Income Trust	110,600	4,057,914
	Urstadt Biddle Properties, Inc.	76,590	1,378,620
	Urstadt Biddle Properties, Inc. Class A	183,238	3,120,543
#	U-Store-It Trust	556,749	6,959,363
	Ventas, Inc.	1,284,128	58,325,094
#	Vornado Realty Trust	1,454,980	144,712,311
#	Washington REIT	468,324	16,555,253
#	Weingarten Realty Investors	808,057	26,706,284
#	Winthrop Realty Trust	724,168	2,874,947

TOTAL COMMON STOCKS			2,583,892,734

		Face
		Amount
		(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $17,420,000 FHLMC 6.003%(r), 01/01/37, valued at $14,296,742) to be repurchased at $14,080,034	$14,077	14,077,000

SECURITIES LENDING COLLATERAL — (19.0%)
§ @	DFA Short Term Investment Fund LP	544,715	544,715,112

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $68,037,052 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 10/01/35 to 08/01/38, valued at $64,372,733) to be repurchased at $62,512,659	62,498	62,497,798

TOTAL SECURITIES LENDING COLLATERAL			607,212,910

TOTAL INVESTMENTS - (100.0%)
(Cost $2,957,210,674) ##			$3,205,182,644

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.1%)
COMMON STOCKS — (5.1%)
	AGL Energy, Ltd.	52,915	$694,191
	Alumina, Ltd.	142,722	533,742
	Amcor, Ltd.	105,627	495,752
	Amcor, Ltd. Sponsored ADR	1,068	20,235
	AMP, Ltd.	268,504	1,589,616
#	APN News & Media, Ltd.	49,644	140,509
*	Aquila Resources, Ltd.	37,584	520,972
#	Aristocrat Leisure, Ltd.	52,071	261,551
	Asciano Group	70,761	293,867
	ASX, Ltd.	23,133	694,057
*	Austar United Communications, Ltd.	123,370	124,304
	Australia & New Zealand Banking Group, Ltd.	266,909	3,758,515
	AXA Asia Pacific Holdings, Ltd.	128,218	565,436
#	Babcock & Brown Infrastructure Group	348,578	161,587
#	Babcock & Brown, Ltd.	28,265	58,958
	Bank of Queensland, Ltd.	10,265	138,761
#	Bendigo Bank, Ltd.	31,126	306,354
	BHP Billiton, Ltd.	360,962	12,677,642
#	BHP Billiton, Ltd. Sponsored ADR	58,200	4,103,682
#	Billabong International, Ltd.	17,806	194,863
	BlueScope Steel, Ltd.	106,540	837,729
*	Boart Longyear Group	247,222	413,544
#	Boral, Ltd.	73,541	404,042
	Brambles, Ltd.	177,043	1,161,654
#	Caltex Australia, Ltd.	21,604	231,086
	Coca-Cola Amatil, Ltd.	59,675	435,860
	Cochlear, Ltd.	8,260	387,539
	Commonwealth Bank of Australia	182,950	6,584,214
	Computershare, Ltd.	51,406	396,122
	ConnectEast Group	127,428	89,047
	Crown, Ltd.	65,742	513,882
	CSL, Ltd.	72,844	2,542,280
	CSR, Ltd.	96,230	218,370
#	David Jones, Ltd.	38,983	144,403
	Downer EDI, Ltd.	26,492	167,602
#	Fairfax Media, Ltd.	176,964	425,534
#	Flight Centre, Ltd.	7,603	123,777
*	Fortescue Metals Group, Ltd.	331,344	2,152,633
	Foster’s Group, Ltd.	255,550	1,219,697
	Goodman Fielder, Ltd.	110,302	139,082
	Harvey Norman Holdings, Ltd.	70,202	221,544

1

	Incitec Pivot, Ltd.	8,090	1,100,590
	Insurance Australia Group, Ltd.	231,820	783,629
	James Hardie Industries NL	43,241	171,432
#	Leighton Holdings, Ltd.	21,027	829,764
	Lend Lease Corp., Ltd.	41,599	341,956
*	Lihir Gold, Ltd.	237,027	480,601
	Lion Nathan, Ltd.	51,883	396,807
	MacArthur Coal, Ltd.	13,372	152,765
	Macquarie Airports	80,704	219,685
#	Macquarie Communications Infrastructure Group	72,344	184,637
#	Macquarie Group, Ltd.	36,700	1,360,893
	Macquarie Infrastructure Group	104,849	195,396
	Metcash, Ltd.	117,002	393,740
	Mirvac, Ltd.	123,246	302,387
	National Australia Bank, Ltd.	224,488	4,658,155
#	New Hope Corp., Ltd.	44,661	178,027
*	Newcrest Mining, Ltd.	68,116	1,597,358
	Nufarm, Ltd.	14,411	203,778
	Oil Search, Ltd.	133,588	682,504
	Onesteel, Ltd.	89,025	520,144
	Orica, Ltd.	51,722	1,095,424
	Origin Energy, Ltd.	102,625	1,415,707
	OZ Minerals, Ltd.	246,793	367,426
# *	Paladin Energy, Ltd.	77,365	381,691
#	Perpetual Trustees Australia, Ltd.	3,869	147,755
#	Primary Health Care, Ltd.	54,018	242,145
	Publishing and Broadcasting, Ltd.	75,939	210,960
	Qantas Airways, Ltd.	125,048	360,001
	QBE Insurance Group, Ltd.	121,673	2,474,592
# *	Queensland Gas Co., Ltd.	56,963	206,101
#	Ramsay Health Care, Ltd.	15,329	141,574
	Reece Australia, Ltd.	7,063	121,039
	Rio Tinto, Ltd.	54,585	5,918,290
	Santos, Ltd.	86,008	1,471,298
#	Seven Network, Ltd.	19,868	132,943
	Sims Group, Ltd.	19,313	566,142
	Sonic Healthcare, Ltd.	40,263	496,799
#	St. George Bank, Ltd.	70,796	1,825,776
	Suncorp-Metway, Ltd.	130,334	1,265,407
	TABCORP Holdings, Ltd.	68,869	503,090
	Tatts Group, Ltd.	116,126	259,960
	Telstra Corp., Ltd.	618,436	2,295,689
	Toll Holdings, Ltd.	67,493	399,613
#	Transfield Services, Ltd.	16,966	121,959
	Transurban Group	170,134	786,856
#	United Group, Ltd.	25,177	295,506
#	Virgin Blue Holdings, Ltd.	67,493	33,102
	Washington H. Soul Pattinson & Co., Ltd.	18,899	181,461
	Wesfarmers, Ltd. (6948836)	86,760	2,274,651
	Wesfarmers, Ltd. (B291502)	19,314	519,551
#	West Australian Newspapers Holdings, Ltd.	26,425	205,286
	Westpac Banking Corp.	219,539	4,387,432

2

Westpac Banking Corp. Sponsored ADR	10,860	1,084,697
Woodside Petroleum, Ltd.	72,630	3,901,173
Woolworths, Ltd.	167,196	4,036,533
WorleyParsons, Ltd.	22,443	706,482
TOTAL COMMON STOCKS		101,732,594

RIGHTS/WARRANTS — (0.0%)
* Leighton Holdings, Ltd. Rights 09/11/08	1,501	14,393
TOTAL — AUSTRALIA		101,746,987

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
# Erste Group Bank AG	27,631	1,651,231
EVN AG	570	14,998
Immofinanz Immobilien Anlagen AG	8,273	75,143
Oesterreichische Elektrizitaetswirtschafts AG	8,100	610,737
OMV AG	22,352	1,432,015
Raiffeisen International Bank-Holding AG	9,104	995,182
Telekom Austria AG	52,467	1,127,756
# Telekom Austria AG ADR	2,400	103,953
Voestalpine AG	19,689	1,065,785
Wiener Staedtische Versicherung AG	6,637	412,937
# Wienerberger AG	8,679	227,751
TOTAL — AUSTRIA		7,717,488

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Ackermans & Van Haaren	4,023	398,735
* Belgacom SA	26,094	1,039,040
Colruyt SA	2,571	700,958
* Cumerio NV SA- Strip	55	—
Delhaize Group	4,997	322,377
# Delhaize Group Sponsored ADR	5,300	339,889
# Dexia SA	75,790	1,071,095
Fortis	293,685	4,066,438
InBev NV	28,350	1,965,295
KBC Groep NV	25,060	2,380,908
Mobistar SA	3,728	276,010
Solvay SA	11,790	1,443,510
UCB SA (5596991)	13,359	522,401
# UCB SA (5675588)	2,437	96,405
Umicore	18,740	821,210
TOTAL COMMON STOCKS		15,444,271

RIGHTS/WARRANTS — (0.0%)
* Umicore	275	8
TOTAL — BELGIUM		15,444,279

3

CANADA — (7.9%)
COMMON STOCKS — (7.9%)
	Addax Petroleum Corp.	11,700	447,042
	AGF Management, Ltd. Class B	9,261	213,427
	Agnico Eagle Mines, Ltd.	22,850	1,311,648
	Agrium, Inc.	24,200	2,046,903
	Alimentation Couche-Taro, Inc. Class B	14,900	182,426
	Astral Media, Inc. Class A	6,100	190,963
#	Bank of Montreal	84,196	3,689,621
#	Bank of Nova Scotia	148,027	6,838,128
	Barrick Gold Corp.	135,100	4,701,399
	BCE, Inc.	35,250	1,335,569
	Bombardier, Inc. Class B	208,400	1,619,231
#	Brookfield Asset Management, Inc. Series A	59,774	1,854,919
#	Brookfield Properties Corp.	20,137	423,488
	CAE, Inc.	40,257	424,636
	Cameco Corp.	53,100	1,597,301
#	Canadian Imperial Bank of Commerce	47,300	2,858,581
#	Canadian National Railway Co.	76,000	3,987,531
	Canadian National Resources, Ltd.	82,100	7,008,423
	Canadian Pacific Railway, Ltd.	23,500	1,433,726
	Canadian Tire Corp. Class A	12,200	620,111
	Canadian Utilities, Ltd. Class A	6,900	280,081
*	CGI Group, Inc.	45,000	491,194
*	Domtar Corp.	42,900	245,247
*	Eldorado Gold Corp.	52,900	420,490
	Emera, Inc.	4,200	93,193
	Empire Co., Ltd. Class A	2,600	114,280
#	Enbridge, Inc.	45,970	1,927,900
#	EnCana Corp.	109,200	8,207,998
	Ensign Energy Services, Inc.	13,500	303,998
*	Equinox Minerals, Ltd.	52,000	195,894
#	Fairfax Financial Holdings, Inc.	2,900	636,372
	Finning International, Inc.	27,000	614,353
	First Quantum Minerals, Ltd.	8,400	541,910
	Fortis, Inc.	19,800	486,329
#	George Weston, Ltd.	6,700	297,392
#	Gerdau Ameristeel Corp.	21,800	307,968
*	Gildan Activewear, Inc.	17,800	417,759
	Goldcorp, Inc.	109,820	3,735,824
#	Great West Lifeco, Inc.	39,400	1,191,128
*	HudBay Minerals, Inc.	17,100	172,965
#	Husky Energy, Inc.	36,500	1,613,590
	IAMGOLD Corp.	36,600	241,288
#	IGM Financial, Inc.	17,000	710,708
#	Imperial Oil, Ltd.	45,527	2,341,523
	Industrial Alliance Insurance & Financial Services, Inc.	11,000	382,793
	ING Canada, Inc.	8,300	312,677
	Inmet Mining Corp.	5,400	325,231
*	Ivanhoe Mines, Ltd.	28,900	325,254
	Jean Coutu Group PJC, Inc. Class A	16,500	131,310
	Kinross Gold Corp.	88,512	1,458,806

4

	Loblaw Companies, Ltd.	13,600	387,968
*	Lundin Mining Corp.	47,600	227,734
	Magna International, Inc. Class A	13,080	751,195
	Manitoba Telecom Services, Inc.	2,400	94,255
#	Manulife Financial Corp.	221,690	7,956,871
*	MDS, Inc.	15,179	232,588
	Methanex Corp.	11,600	294,752
	Metro, Inc. Class A	12,400	344,509
#	National Bank of Canada	23,400	1,102,343
	Nexen, Inc.	68,694	2,153,076
	Niko Resources, Ltd.	5,400	392,108
*	Nortel Networks Corp.	65,860	398,212
#	Nova Chemicals Corp.	6,300	182,746
*	Oilexco, Inc.	26,500	375,612
	Onex Corp.	11,800	317,282
*	OPTI Canada, Inc.	29,700	538,449
*	Pan Amer Silver Corp.	6,300	169,100
# *	Petrobank Energy & Resources, Ltd.	9,600	424,035
	Petro-Canada	75,100	3,320,724
	Potash Corp. of Saskatchewan, Inc.	48,300	8,404,509
#	Power Corp. of Canada, Ltd.	48,200	1,492,575
#	Power Financial Corp.	34,500	1,125,198
*	Research In Motion, Ltd.	74,900	9,125,836
	Ritchie Brothers Auctioneers, Inc.	14,700	391,797
#	Rogers Communications, Inc. Class B	76,300	2,765,138
#	Royal Bank of Canada	213,068	9,782,506
	Saputo, Inc.	18,600	482,780
*	Saskatchewan Wheat Pool, Inc.	27,600	318,422
#	Shaw Communications, Inc. Class B	49,100	1,058,947
	ShawCor, Ltd.	6,000	166,642
	Sherritt International Corp.	22,600	203,268
	Shoppers Drug Mart Corp.	27,200	1,419,175
*	Silver Wheaton Corp.	33,400	386,909
*	Sino-Forest Corp.	14,900	280,655
	SNC-Lavalin Group, Inc.	19,100	953,381
#	Sun Life Financial, Inc.	77,900	3,004,337
	Suncor Energy, Inc.	139,563	7,991,552
#	Talisman Energy, Inc.	153,700	2,717,036
#	Teck Cominco Class B	64,934	2,712,820
	Telus Corp.	7,317	293,907
#	The Thomson Corp.	22,000	740,723
	Tim Hortons, Inc.	19,100	603,328
	TMX Group, Inc.	8,000	260,915
#	Toronto Dominion Bank	109,615	6,413,995
#	Transalta Corp.	29,300	1,025,141
#	TransCanada Corp.	79,041	2,997,722
	Trican Well Service, Ltd.	12,100	244,325
*	UTS Energy Corp.	41,100	158,702
	Yamana Gold, Inc.	78,444	851,817
TOTAL — CANADA			159,348,145

5

DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
	A P Moller - Maersk A.S.	274	3,065,440
	Alk-Abello A.S.	1,700	210,579
*	Alm. Brand A.S.	2,100	65,553
	Carlsberg A.S. Series B	12,450	1,105,212
#	Coloplast A.S.	3,540	253,447
	D/S Norden A.S.	1,650	155,897
	Dampskibsselsk Torm A.S.	3,400	116,763
#	Danisco A.S.	6,350	426,345
	Danske Bank A.S.	73,356	2,064,211
	De Sammenslut Vogmaend	27,800	537,261
	East Asiatic Co., Ltd. A.S.	2,525	152,733
	FLSmidth & Co. A.S.	6,800	545,207
*	Genmab A.S.	4,000	258,166
# *	GN Great Nordic A.S.	21,220	118,539
	H. Lundbeck A.S.	9,602	223,051
*	Jyske Bank A.S.	7,260	406,528
	NKT Holding A.S.	3,875	219,875
	Novo-Nordisk A.S. Series B	48,500	2,707,361
	Novo-Nordisk A.S. Sponsored ADR	24,481	1,360,164
#	Novozymes A.S. Series B	5,580	560,358
#	Rockwool International A.S.	1,000	96,928
	Sydbank A.S.	5,940	193,543
*	Topdanmark A.S.	2,400	353,976
#	Trygvesta A.S.	3,500	237,643
*	Vestas Wind Systems A.S.	27,616	3,747,310
# *	William Demant Holding A.S.	3,260	157,365
TOTAL — DENMARK			19,339,455

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
	Elisa Oyj	17,663	376,784
	Fortum Oyj	96,123	3,945,447
	Kesko Oyj	9,200	283,409
	Kone Oyj Series B	20,560	636,776
	Metso Corp. Oyj	17,346	674,160
	Metso Corp. Sponsored ADR	2,600	102,166
	Neste Oil Oyj	18,645	444,588
	Nokia Oyj	375,421	9,399,561
	Nokia Oyj Sponsored ADR	163,300	4,110,261
#	Nokian Renkaat Oyj	22,157	789,070
	Orion Oyj Series A	4,200	79,072
	Orion Oyj Series B	13,500	254,101
	Outokumpu Oyj Series A	19,700	471,731
	Pohjola Bank P.L.C.	8,700	140,408
	Rautaruukki Oyj Series K	12,083	409,842
	Sampo Oyj	62,316	1,567,709
#	SanomaWSOY Oyj	11,666	231,519
	Stora Enso Oyj Series R	67,900	680,327
	Stora Enso Oyj Sponsored ADR	12,000	121,196

6

	UPM-Kymmene Oyj	66,681	1,139,285
#	UPM-Kymmene Oyj Sponsored ADR	13,000	223,930
	Wartsila Corp. Oyj Series B	12,836	737,163
TOTAL — FINLAND			26,818,505

FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
	Accor SA	25,501	1,686,410
	Aeroports de Paris	4,190	365,172
	Air France-KLM	20,922	503,362
	Air Liquide SA (B1YW1V6)	25,288	3,100,715
	Air Liquide SA (B1YXBJ7)	40,172	4,879,328
*	Alcatel-Lucent SA	160,804	977,602
*	Alcatel-Lucent SA Sponsored ADR	128,100	791,658
	Alstom SA	25,264	2,566,372
	Atos Origin SA	7,666	411,993
	AXA SA	169,056	5,394,147
	AXA SA Sponsored ADR	60,500	1,930,555
	bioMerieux	1,600	174,054
	BNP Paribas SA	122,464	10,985,654
#	Bourbon SA	5,588	318,367
	Bouygues SA	35,034	2,111,545
	Capgemini SA	21,415	1,264,350
	Carrefour SA	84,200	4,450,800
	Casino Guichard Perrachon SA	7,781	762,490
	Christian Dior SA	8,797	935,792
	Cie Generale D’Optique Essilor Intenational SA	33,038	1,757,545
	Ciments Francais SA	1,006	138,651
	CNP Assurances	5,627	675,427
	Compagnie de Saint-Gobain	43,278	2,644,109
*	Compagnie Generale de Geophysique-Veritas SA	18,938	777,588
	Compagnie Generale des Establissements Michelin Series B	22,160	1,436,411
	Credit Agricole SA	107,945	2,288,511
	Dassault Systemes SA	9,666	584,189
	EDF Energies Nouvelles SA	2,889	189,856
#	Eiffage SA	6,330	420,497
	Electricite de France	27,407	2,343,962
#	Eramet SA	959	525,119
#	Euler Hermes SA	1,874	149,978
#	European Aeronautic Defence & Space Co.	39,573	885,900
	Eutelsat Communications	14,496	401,848
	France Telecom SA	231,887	6,837,183
	France Telecom SA Sponsored ADR	32,000	941,440
	Gdf Suez	145,796	8,393,081
*	GDF Suez SA	11,445	168
	Groupe Danone	55,816	3,890,742
	Groupe Danone Sponsored ADR	13,800	193,378
#	Hermes International SA	11,249	1,597,511
	Iliad SA	3,602	371,355
	Imerys SA	5,342	342,126
	Ipsen SA	2,070	112,127

7

#	JC Decaux SA	11,520	255,122
	Lafarge SA	25,815	3,114,273
	Lafarge SA Sponsered ADR	1,800	54,737
	Lagardere S.C.A.	18,298	1,021,426
	Legrand SA	12,650	323,403
	L’Oreal SA	45,610	4,527,230
	LVMH (Louis Vuitton Moet Hennessy)	37,390	3,970,749
	M6 Metropole Television	10,023	223,188
#	Natixis	45,082	378,715
	Neopost SA	3,543	369,378
	Nexans SA	2,987	376,395
#	PagesJaunes SA	14,300	204,573
	Pernod-Ricard SA	22,082	2,064,220
	Peugeot SA	18,302	869,556
	PPR SA	9,979	1,160,448
	Publicis Groupe	14,334	480,426
	Publicis Groupe ADR	1,700	57,390
	Renault SA	25,558	2,134,176
	Rexel SA	13,318	201,477
#	Safran SA	16,219	288,239
#	Sanofi - Aventis	111,839	7,934,482
	Sanofi - Aventis ADR	58,900	2,088,005
	Schneider Electric SA	32,054	3,222,033
	SCOR SE (4797364)	8	24
	SCOR SE (B1LB9P6)	19,458	448,284
	SEB SA	2,970	161,168
	Societe Generale Paris	62,681	6,046,367
	Societe Television Francaise 1	17,323	300,981
	Sodexho Alliance SA	11,496	775,718
*	Suez Environnement SA	24,575	705,913
	Technip SA	10,490	860,913
	Technip SA ADR	3,600	297,602
	Thales SA	16,134	909,302
*	Thomson Sponsored ADR	9,100	41,678
	Total SA	235,328	16,905,057
	Total SA Sponsored ADR	77,100	5,541,948
*	UbiSoft Entertainment SA	5,523	515,184
	Valeo SA	8,146	290,453
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	6,983	1,942,606
	Veolia Environnement SA	39,354	2,110,820
	Veolia Environnement SA ADR	9,000	484,650
	Vinci SA	57,209	3,248,629
	Vivendi SA	177,575	6,860,257
#	Wendel	5,698	628,243
TOTAL — FRANCE			165,904,506

GERMANY — (7.3%)
COMMON STOCKS — (7.3%)
	Adidas-Salomon AG	33,466	1,959,180
	Allianz SE	46,204	7,702,470

8

	Allianz SE Sponsored ADR	209,986	3,502,566
	AMB Generali Holding AG	1,663	280,723
*	Arcandor AG	10,229	81,416
	BASF AG	130,414	7,526,029
	BASF AG Sponsored ADR	8,200	475,535
#	Bayer AG	71,162	5,616,811
	Bayer AG Sponsored ADR	34,500	2,739,766
	Bayerische Motoren Werke AG	50,644	2,071,864
	Beiersdorf AG	14,120	821,965
	Bilfinger Berger AG	2,814	197,506
	Celesio AG	14,762	567,504
	Commerzbank AG	90,242	2,651,263
#	Continental AG	23,656	2,564,562
	Daimler AG	105,971	6,177,095
	Daimler AG Sponsored ADR	25,400	1,482,852
	Deutsche Bank AG	4,069	345,567
#	Deutsche Bank AG ADR	73,002	6,195,680
	Deutsche Boerse AG	28,566	2,677,524
	Deutsche Lufthansa AG	39,988	858,678
	Deutsche Post AG	128,256	3,003,761
	Deutsche Postbank AG	12,347	804,879
	Deutsche Telekom AG	359,397	5,919,327
	Deutsche Telekom AG Sponsored ADR	63,200	1,040,904
	E.ON AG	229,005	13,350,338
#	E.ON AG Sponsored ADR	53,950	3,159,652
#	Fraport AG	5,492	353,220
	Fresenius Medical Care AG & Co.	19,896	1,065,432
	Fresenius Medical Care AG & Co. ADR	3,500	187,355
	GEA Group AG	24,314	763,934
	Hannover Rueckversicherung AG	10,705	454,092
	Heidelberger Zement AG	4,203	470,643
	Henkel KGAA	12,750	445,522
	Hochtief AG	7,146	601,521
#	Hypo Real Estate Holding AG	31,400	755,916
*	Infineon Technologies AG	76,910	656,734
*	Infineon Technologies AG ADR	21,400	182,114
	K&S AG	19,932	2,405,545
	Lanxess AG	8,679	332,835
	Linde AG	17,129	2,149,299
	MAN AG	17,073	1,667,163
	Merck KGAA	9,162	1,047,817
	Metro AG	17,956	998,255
	Munchener Rueckversicherungs-Gesellschaft AG	31,930	4,957,353
	Puma AG Rudolf Dassler Sport	1,065	334,972
*	Q-Cells AG	5,069	510,598
*	QIAGEN NV	23,707	501,394
	Rhoen-Klinikum AG	10,954	365,867
#	RWE AG Series A	67,377	7,256,330
	Salzgitter AG	5,699	872,687
	SAP AG	103,984	5,825,420
	SAP AG Sponsored ADR	24,000	1,345,920
*	SGL Carbon AG	8,322	499,438

9

	Siemens AG	83,409	9,064,821
#	Siemens AG Sponsored ADR	46,300	5,037,440
*	Solarworld AG	13,830	710,507
#	Stada Arzneimittel AG	12,551	686,268
#	Suedzucker AG	11,662	197,673
	ThyssenKrupp AG	50,505	2,514,578
#	TUI AG	28,417	564,734
	United Internet AG	14,268	207,223
#	Volkswagen AG	24,379	7,280,368
	Wacker Chemie AG	2,945	538,580
TOTAL — GERMANY			147,584,985

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Agricultural Bank of Greece S.A.	38,356	133,044
	Alpha Bank A.E.	62,079	1,579,655
	Coca-Cola Hellenic Bottling Co. S.A.	25,305	623,209
	EFG Eurobank Ergasias S.A.	47,157	948,638
*	Emporiki Bank of Greece S.A.	7,020	136,475
	Hellenic Petroleum S.A.	15,660	196,761
	Hellenic Telecommunication Organization Co. S.A.	33,920	725,030
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	200,032
	National Bank of Greece S.A.	36,426	1,605,692
	National Bank of Greece S.A. ADR	93,860	826,907
	OPAP S.A.	39,216	1,373,357
	Piraeus Bank S.A.	51,473	1,387,348
	Public Power Corp.	15,920	401,208
	Titan Cement Co. S.A.	9,080	336,257
TOTAL — GREECE			10,473,613

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	ASM Pacific Technology, Ltd.	17,000	114,536
	Bank of East Asia, Ltd.	202,507	800,502
	Boc Hong Kong Holdings Ltd	576,000	1,280,887
	C C Land Holdings, Ltd.	157,000	66,209
#	Cathay Pacific Airways, Ltd.	221,000	409,821
	Cheung Kong Holdings, Ltd.	220,600	3,135,598
	Cheung Kong Infrastructure Holdings, Ltd.	79,000	342,623
*	CITIC International Financial Holdings, Ltd.	84,000	67,380
	CLP Holdings, Ltd.	241,400	1,958,347
	Dah Sing Banking Group, Ltd.	71,409	99,952
	Dah Sing Financial Holdings, Ltd.	12,059	73,891
	Esprit Holdings, Ltd.	147,041	1,213,863
	First Pacific Co., Ltd.	202,000	124,686
# *	Foxconn International Holdings, Ltd.	318,000	235,996
*	Fushan International Energy Group, Ltd.	264,000	143,148
# *	Galaxy Entertainment Group, Ltd.	144,000	55,593
#	Great Eagle Holdings, Ltd.	26,614	73,729
	Hang Lung Group, Ltd.	136,000	579,331

10

	Hang Lung Properties, Ltd.	313,000	990,746
	Hang Seng Bank, Ltd.	117,900	2,325,374
	Henderson Land Development Co., Ltd.	145,632	877,871
	Hong Kong and China Gas Co., Ltd.	607,970	1,364,088
	Hong Kong and Shanghai Hotels, Ltd.	69,025	98,340
	Hong Kong Electric Holdings, Ltd.	196,207	1,245,766
#	Hong Kong Exchanges & Clearing, Ltd.	98,000	1,265,915
	Hopewell Highway Infrastructure, Ltd.	104,000	78,839
	Hopewell Holdings, Ltd.	102,000	388,665
*	Hutchison Telecommunications International, Ltd.	184,000	229,629
	Hutchison Whampoa, Ltd.	314,500	2,919,643
	Hysan Development Co., Ltd.	55,348	151,255
	Industrial & Commercial Bank of China (Asia), Ltd.	25,688	56,275
#	Johnson Electric Holdings, Ltd.	168,000	68,067
	Kerry Properties, Ltd.	101,393	483,491
	Kingboard Chemical Holdings, Ltd.	80,000	360,002
	Kowloon Development Co., Ltd.	35,500	54,814
#	Lee & Man Paper Manufacturing, Ltd.	78,000	77,890
	Li & Fung, Ltd.	270,000	821,011
	Lifestyle International Holdings, Ltd.	132,000	167,805
# *	Mongolia Energy Corp., Ltd.	533,000	492,330
	MTR Corp., Ltd.	205,013	660,036
	New World China Land, Ltd.	165,200	60,677
	New World Development Co., Ltd.	361,571	548,776
	NWS Holdings, Ltd.	99,362	219,382
	Pacific Basin Shipping, Ltd.	124,000	168,102
*	Parkson Retail Group, Ltd.	141,500	202,968
	PCCW, Ltd.	560,265	350,535
	Ports Design, Ltd.	54,500	136,228
	Shangri-La Asia, Ltd.	218,913	420,353
	Shun Tak Holdings, Ltd.	216,000	125,717
	Sino Land Co., Ltd.	189,363	331,470
#	Sun Hung Kai & Co., Ltd.	112,000	84,641
	Sun Hung Kai Properties, Ltd.	207,706	2,832,166
	Techtronic Industries Co., Ltd.	86,500	80,528
	Television Broadcasts, Ltd.	25,000	139,541
*	Tencent Holdings, Ltd.	95,000	806,201
	Tingyi (Cayman Islands) Holding Corp.	184,000	220,162
	Transport International Holdings, Ltd.	17,600	63,992
	Vtech Holdings, Ltd.	15,000	89,502
	Wharf Holdings, Ltd.	187,609	678,016
	Wheelock and Co., Ltd.	164,000	388,963
	Wheelock Properties, Ltd.	110,000	80,719
	Wing Hang Bank, Ltd.	30,500	346,684
	Wing Lung Bank, Ltd.	8,000	152,459
#	Yue Yuen Industrial (Holdings), Ltd.	78,500	217,485
TOTAL — HONG KONG			34,699,211

IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
	Allied Irish Banks P.L.C.	83,158	1,055,865

11

	Allied Irish Banks P.L.C. Sponsored ADR	28,400	728,460
	Anglo Irish Bank Corp. P.L.C.	103,754	901,378
	Bank of Ireland P.L.C.	94,613	753,793
#	Bank of Ireland P.L.C. Sponsored ADR	12,500	408,125
	CRH P.L.C.	51,531	1,341,406
#	CRH P.L.C. Sponsored ADR	42,847	1,131,589
*	Dragon Oil P.L.C.	49,920	281,121
*	Elan Corp. P.L.C.	42,248	597,529
*	Elan Corp. P.L.C. Sponsored ADR	39,700	531,583
	Kerry Group P.L.C.	22,953	621,978
*	Ryanair Holdings P.L.C.	33,520	126,527
TOTAL — IRELAND			8,479,354

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
	ACEA SpA	11,304	199,197
	AEM SpA	193,724	605,484
	Alleanza Assicurazioni SpA	52,431	497,623
#	Assicurazioni Generali SpA, Trieste	159,338	5,308,911
	Atlantia SpA	40,846	1,081,282
	Autogrill SpA, Novara	14,752	183,578
*	Banca Carige SpA	129,215	431,489
#	Banca Monte Dei Paschi di Siena SpA	352,298	925,411
	Banca Popolare di Milano Scarl	41,017	408,505
	Banco Popolare Scarl	93,159	1,774,548
#	Bulgari SpA	16,639	170,163
	Buzzi Unicem SpA	11,057	218,909
#	Credito Emiliano SpA	17,939	168,350
	Enel SpA	697,674	6,405,884
	Eni SpA	285,395	9,257,444
	Eni SpA Sponsored ADR	47,000	3,057,350
#	ERG SpA	7,427	150,808
	Fiat SpA	84,220	1,302,025
#	Fiat SpA Sponsored ADR	7,000	109,138
	Finmeccanica SpA	52,851	1,413,562
	Fondiaria - Sai SpA	7,144	197,943
	Geox SpA	11,000	133,637
	Hera SpA	76,919	258,846
	Intesa Sanpaolo SpA	1,119,074	6,007,029
	Intesa Sanpaolo Sponsored ADR	13,601	441,231
	Italcementi SpA	8,940	125,205
	Lottomatica SpA	6,664	205,051
#	Luxottica Group SpA	21,282	534,040
	Mediaset SpA	103,617	752,294
	Mediobanca SpA	61,941	882,345
#	Mediolanum SpA	44,701	193,886
	Milano Assicurazioni SpA	14,260	72,642
*	Parmalat SpA	187,217	515,142
	Pirelli & Co. SpA	450,055	303,914
	Saipem SpA	43,143	1,707,155
	Saras SpA Raffinerie Sarde	38,600	206,750

12

Snam Rete Gas SpA	142,784	891,980
Telecom Italia SpA	873,104	1,404,268
Telecom Italia SpA Sponsored ADR	65,980	1,064,917
Terna SpA	176,054	707,383
UniCredito Italiano SpA	1,625,609	8,746,848
Unione di Banche Italiane ScpA	86,665	1,937,268
Unipol Gruppo Finanziario SpA	114,185	284,683
TOTAL COMMON STOCKS		61,244,118

PREFERRED STOCKS — (0.0%)
Fiat SpA	3,000	31,900
TOTAL — ITALY		61,276,018

JAPAN — (18.3%)
COMMON STOCKS — (18.3%)
Advantest Corp.	14,740	307,942
# Advantest Corp. ADR	10,000	209,100
AEON Co., Ltd.	100,600	1,153,728
Aeon Mall Co., Ltd.	11,080	317,568
Aioi Insurance Co., Ltd.	74,000	364,308
Air Water, Inc.	26,000	321,188
Aisin Seiki Co., Ltd.	25,600	673,950
Ajinomoto Co., Inc.	92,000	838,260
Alfresa Holdings Corp.	5,600	364,172
All Nippon Airways Co., Ltd.	115,000	425,402
Alps Electric Co., Ltd.	17,000	153,646
Amada Co., Ltd.	41,000	248,338
Aoyama Trading Co., Ltd.	5,500	99,558
* Aozora Bank, Ltd.	85,000	165,650
Asahi Breweries, Ltd.	63,100	1,168,788
Asahi Glass Co., Ltd.	145,000	1,539,324
Asahi Kasei Corp.	168,000	789,010
# Asatsu-Dk, Inc.	4,900	127,272
Asics Corp.	31,000	273,119
Astellas Pharma, Inc.	74,555	3,358,092
Bank of Yokohama, Ltd.	155,000	830,246
Benesse Corp.	7,700	337,591
Bridgestone Corp.	92,400	1,554,463
Brother Industries, Ltd.	31,000	347,001
Calsonic Kansei Corp.	15,000	49,872
Canon Marketing Japan, Inc.	7,000	114,883
Canon, Inc.	127,500	5,717,579
Canon, Inc. Sponsored ADR	38,550	1,724,727
# Capcom Co., Ltd.	9,700	296,522
Casio Computer Co., Ltd.	29,000	322,737
Central Japan Railway Co.	254	2,638,519
Chiyoda Corp.	17,000	142,086
Chubu Electric Power Co., Ltd.	97,200	2,316,194
Chugai Pharmaceutical Co., Ltd.	40,000	660,716
Chuo Mitsui Trust Holdings, Inc.	115,000	634,016

13

#	Circle K Sunkus Co., Ltd.	5,100	83,543
	Citizen Holdings Co., Ltd.	47,000	324,570
	Coca-Cola West Japan Co., Ltd.	4,600	106,384
	Comsys Holdings Corp.	11,000	97,421
	Cosmo Oil Co., Ltd.	74,000	216,134
	Credit Saison Co., Ltd.	20,700	417,022
#	CSK Holdings Corp.	7,900	124,636
	Dai Nippon Printing Co., Ltd.	84,000	1,185,954
#	Dai Nippon Screen Mfg. Co., Ltd.	28,000	118,634
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	203,819
	Daicel Chemical Industries, Ltd.	28,000	141,989
	Daido Steel Co., Ltd.	37,000	205,231
	Daifuku Co., Ltd.	6,000	49,110
	Daihatsu Motor Co., Ltd.	36,000	443,158
#	Daiichi Chuo Kisen Kaisha	24,000	142,799
	Daiichi Sankyo Co, Ltd.	111,046	3,340,813
	Daikin Industries, Ltd.	39,000	1,314,629
	Dainippon Ink & Chemicals, Inc.	94,000	208,324
	Daito Trust Construction Co., Ltd.	9,800	406,268
	Daiwa House Industry Co., Ltd.	65,000	638,732
	Daiwa Securities Co., Ltd.	179,000	1,381,958
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	74,000	208,652
	Denso Corp.	78,000	2,022,033
#	Dentsu, Inc.	242	486,640
#	Disco Corp.	1,700	63,222
#	Don Quijote Co., Ltd.	4,200	73,719
	Dowa Holdings Co., Ltd.	32,000	178,274
	East Japan Railway Co.	512	4,072,482
#	Ebara Corp.	54,000	126,330
#	Eisai Co., Ltd.	36,600	1,455,542
	Electric Power Development Co., Ltd.	19,000	698,528
# *	Elpida Memory, Inc.	13,000	279,923
	Exedy Corp.	3,000	67,739
#	Ezaki Glico Co., Ltd.	10,000	100,933
#	FamilyMart Co., Ltd.	6,000	243,017
	Fanuc, Ltd.	29,400	2,187,313
#	Fast Retailing Co., Ltd.	8,200	827,676
	Fuji Electric Holdings Co., Ltd.	64,000	150,719
	Fuji Heavy Industries, Ltd.	68,000	388,729
	FUJIFILM Holdings Corp.	71,200	1,959,138
	Fujikura, Ltd.	39,000	181,535
	Fujitsu, Ltd.	280,440	1,938,362
	Fukuoka Financial Group, Inc.	117,000	411,552
	Funai Electric Co., Ltd.	2,500	53,825
	Furukawa Electric Co., Ltd.	70,000	360,960
	Futaba Industrial Co., Ltd.	4,400	70,794
	Glory, Ltd.	6,200	132,269
	Gunze, Ltd.	19,000	80,389
	H20 Retailing Corp.	13,000	79,978
	Hakuhodo Dy Holdings, Inc.	3,000	152,903
	Hamamatsu Photonics K.K.	9,400	233,090
	Hankyu Hanshin Holdings, Inc.	186,000	819,235

14

	Haseko Corp.	126,500	128,396
	Heiwa Corp.	6,700	59,702
	Hikari Tsushin, Inc.	3,800	96,734
	Hino Motors, Ltd.	37,000	180,211
	Hirose Electric Co., Ltd.	3,700	358,874
	Hisamitsu Pharmaceutical Co., Inc.	7,100	315,357
	Hitachi Cable, Ltd.	18,000	64,832
	Hitachi Chemical Co., Ltd.	17,700	321,993
	Hitachi Construction Machinery Co., Ltd.	17,500	409,096
	Hitachi High-Technologies Corp.	12,700	234,204
	Hitachi Koki Co., Ltd.	11,000	129,296
	Hitachi Maxell, Ltd.	3,700	41,332
	Hitachi Metals, Ltd.	25,000	371,216
	Hitachi Software Engineering Co., Ltd.	6,300	128,099
	Hitachi Transport System, Ltd.	11,000	148,905
	Hitachi, Ltd.	359,000	2,644,015
	Hitachi, Ltd. Sponsored ADR	15,900	1,165,152
	Hokkaido Electric Power Co., Inc.	30,600	683,768
	Hokuhoku Financial Group, Inc.	171,000	408,809
	Hokuriku Electric Power Co., Inc.	29,900	745,314
	Honda Motor Co., Ltd.	167,600	5,443,257
	Honda Motor Co., Ltd. Sponsored ADR	88,500	2,881,560
	Horiba, Ltd.	4,000	78,951
	House Foods Corp.	8,500	138,352
	Hoya Corp.	61,200	1,247,570
	Ibiden Co., Ltd.	18,500	545,619
*	Idemitsu Kosan Co., Ltd.	3,900	346,349
	IHI Corp.	152,000	260,188
	Iino Kaiun Kaisha, Ltd.	7,000	53,421
	INPEX Holdings, Inc.	141	1,535,810
*	Isetan Mitsukoshi Holdings, Ltd.	56,280	627,292
	Isuzu Motors, Ltd.	223,000	835,362
#	ITO EN, Ltd.	5,600	85,698
	Itochu Corp.	220,000	1,769,849
	Itochu Techno-Solutions Corp.	4,200	115,251
#	Izumi Co., Ltd.	5,000	72,856
#	J Front Retailing Co., Ltd.	51,800	280,046
*	Japan Airlines System Corp.	167,000	354,472
#	Japan Airport Terminal Co., Ltd.	7,000	88,684
	Japan Petroleum Exploration Co., Ltd.	4,600	305,390
#	Japan Tobacco, Inc.	694	3,293,662
	JFE Holdings, Inc.	83,200	3,516,032
	JFE Shoji Holdings, Inc.	15,000	86,162
	JGC Corp.	33,000	631,927
	JS Group Corp.	33,740	458,030
	JSR Corp., Tokyo	22,000	379,010
	JTEKT Corp.	31,460	401,070
	Juroku Bank, Ltd.	40,000	165,732
#	Kagome Co., Ltd.	4,900	78,553
	Kajima Corp.	106,000	326,305
	Kamigumi Co., Ltd.	30,000	231,547
#	Kandenko Co., Ltd.	8,000	48,102

15

#	Kaneka Corp.	37,000	232,378
	Kansai Electric Power Co., Inc.	112,200	2,753,248
	Kansai Paint Co., Ltd.	20,000	126,176
	Kao Corp.	76,000	2,151,788
	Kawasaki Heavy Industries, Ltd.	214,000	471,841
	Kawasaki Kisen Kaisha, Ltd.	79,000	560,089
	KDDI Corp.	372	2,166,232
	Keihin Corp.	4,100	67,944
#	Keihin Electric Express Railway Co., Ltd.	52,000	332,688
	Keio Corp.	68,000	378,158
	Keisei Electric Railway Co., Ltd.	39,000	215,596
	Keyence Corp.	4,820	974,993
	Kikkoman Corp.	18,000	222,723
	Kinden Corp.	14,000	133,740
#	Kintetsu Corp.	249,280	774,639
	Kirin Holdings Co., Ltd.	101,000	1,511,148
	Kobayashi Pharmaceutical Co., Ltd.	2,700	91,499
	Kobe Steel, Ltd.	355,000	848,996
	Koito Manufacturing Co., Ltd.	14,000	168,498
	Kokuyo Co., Ltd.	8,000	64,531
	Komatsu, Ltd.	136,600	2,858,970
	Komeri Co., Ltd.	4,000	116,791
	Komori Corp.	6,000	87,547
	Konami Co., Ltd.	8,600	262,618
	Konami Corp. ADR	3,500	106,505
	Konica Minolta Holdings, Inc.	80,500	1,109,516
	Kose Corp.	3,690	100,327
	Kubota Corp.	112,000	782,003
	Kubota Corp. Sponsored ADR	6,445	221,901
	Kuraray Co., Ltd.	44,000	458,512
	Kurita Water Industries, Ltd.	13,400	436,045
	Kyocera Corp.	20,700	1,734,871
	Kyocera Corp. Sponsored ADR	5,200	435,292
	Kyowa Hakko Kogyo Co., Ltd.	62,000	678,019
	Kyushu Electric Power Co., Inc.	60,600	1,334,393
#	Lawson, Inc.	8,100	371,258
	Leopalace21 Corp.	15,000	152,689
	Lion Corp.	19,000	92,208
	Mabuchi Motor Co., Ltd.	3,400	158,755
	Makita Corp.	13,000	336,044
	Makita Corp. Sponsored ADR	1,630	42,298
	Marubeni Corp.	258,000	1,596,343
	MARUI GROUP CO., Ltd.	35,200	257,235
#	Maruichi Steel Tube, Ltd.	6,000	178,846
#	Matsui Securities Co., Ltd.	9,700	68,431
	Matsushita Electric Industrial Co., Ltd.	235,188	4,834,018
#	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	57,200	1,173,744
	Matsushita Electric Works, Ltd.	59,000	545,346
	Mazda Motor Corp.	156,000	830,362
	Mediceo Paltac Holdings Co., Ltd.	23,600	354,746
	Meiji Dairies Corp.	21,000	119,919
#	Meiji Seika Kaisha, Ltd.	28,000	131,839

16

	Millea Holdings, Inc.	103,300	3,503,650
	Minebea Co., Ltd.	63,000	276,263
	Miraca Holdings, Inc.	4,500	100,366
	MISUMI Group, Inc.	10,000	173,031
	Mitsubishi Chemical Holdings Corp.	199,490	1,128,608
	Mitsubishi Corp.	214,600	5,894,864
	Mitsubishi Electric Corp.	297,000	2,518,827
	Mitsubishi Estate Co., Ltd.	181,000	3,998,090
	Mitsubishi Gas Chemical Co., Inc.	46,000	260,538
	Mitsubishi Heavy Industries, Ltd.	466,000	2,225,597
#	Mitsubishi Logistics Corp.	20,000	226,820
	Mitsubishi Materials Corp.	160,000	567,758
# *	Mitsubishi Motors Corp.	543,000	811,107
#	Mitsubishi Rayon Co., Ltd.	66,000	178,110
	Mitsubishi Tanabe Pharma Corp.	34,000	476,357
	Mitsubishi UFJ Financial Group, Inc.	781,172	5,937,737
	Mitsubishi UFJ Financial Group, Inc. ADR	937,000	7,158,680
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	70,025
	Mitsui & Co., Ltd.	237,000	4,040,695
	Mitsui & Co., Ltd. Sponsored ADR	1,933	657,394
#	Mitsui Chemicals, Inc.	76,000	375,110
	Mitsui Engineering and Shipbuilding Co., Ltd.	119,000	239,070
	Mitsui Fudosan Co., Ltd.	131,000	2,729,941
#	Mitsui Mining and Smelting Co., Ltd.	60,000	159,869
	Mitsui O.S.K. Lines, Ltd.	157,000	1,860,776
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	55,437	1,818,284
	Mitsumi Electric Co., Ltd.	11,200	298,672
	Mizuho Financial Group, Inc.	1,464	6,232,112
#	Mizuho Investors Securities Co., Ltd.	86,000	89,619
#	Mizuho Trust & Banking Co., Ltd.	190,000	273,603
	Mochida Pharmaceutical Co., Ltd.	8,000	97,210
#	Modec, Inc.	1,900	60,201
	Monex Group, Inc.	292	144,583
	Mori Seiki Co., Ltd.	9,300	119,303
	Murata Manufacturing Co., Ltd.	31,300	1,375,379
	Musashino Bank, Ltd.	2,400	70,012
	Nabtesco Corp.	13,000	134,870
	Nagase & Co., Ltd.	10,000	94,698
	Nagoya Railroad Co., Ltd.	103,000	288,435
	Namco Bandai Holdings, Inc.	25,900	318,539
	NEC Corp.	315,546	1,454,177
	NGK Insulators, Ltd.	41,000	492,062
#	NGK Spark Plug Co., Ltd.	20,000	221,016
	NHK Spring Co., Ltd.	23,000	154,646
	Nichirei Corp.	48,000	273,804
	Nidec Corp.	11,000	737,395
	Nidec Corp. ADR	23,800	403,648
#	Nidec Sankyo Corp.	11,000	58,438
	Nifco, Inc.	4,000	86,217
#	Nihon Unisys, Ltd.	4,900	76,555
#	Nikon Corp.	49,000	1,590,353
	Nintendo Co., Ltd.	15,400	7,229,682

17

	Nippon Electric Glass Co., Ltd.	42,500	566,907
	Nippon Express Co., Ltd.	118,000	551,737
	Nippon Kayaku Co., Ltd.	31,000	197,274
	Nippon Meat Packers, Inc.	17,000	276,000
	Nippon Mining Holdings, Inc.	129,000	716,542
	Nippon Mitsubishi Oil Corp.	190,000	1,185,012
	Nippon Paper Group, Inc.	90	257,028
	Nippon Sheet Glass Co., Ltd.	97,000	496,737
	Nippon Shokubai Co., Ltd.	12,000	76,958
	Nippon Steel Corp.	823,000	3,904,004
	Nippon Suisan Kaisha, Ltd.	30,000	104,084
	Nippon Telegraph & Telephone Corp.	899	4,419,610
#	Nippon Yusen K.K.	178,000	1,420,486
	Nipponkoa Insurance Co., Ltd.	107,000	702,019
#	Nipro Corp.	5,000	91,254
	Nishi-Nippon Bank, Ltd.	80,000	208,991
	Nishi-Nippon Railroad Co., Ltd.	26,000	90,484
	Nissan Chemical Industries, Ltd.	15,000	164,335
#	Nissan Motor Co., Ltd.	371,900	2,824,986
	Nissan Shatai Co., Ltd.	7,000	52,118
	Nissay Dowa General Insurance Co., Ltd.	29,000	151,053
	Nissha Printing Co., Ltd.	3,900	210,629
	Nisshin Seifun Group, Inc.	30,500	420,830
	Nisshin Steel Co., Ltd.	93,000	248,470
#	Nisshinbo Industries, Inc.	22,000	242,223
#	Nissin Food Products Co., Ltd.	12,600	416,112
	Nissin Kogyo Co., Ltd.	4,600	82,154
	Nitori Co., Ltd.	5,350	297,107
	Nitto Denko Corp.	23,800	714,414
	NOK Corp.	15,000	214,961
#	Nomura Holdings, Inc. ADR	63,200	841,824
# *	Nomura Real Estate Holdings, Inc.	8,700	178,289
	Nomura Research Institute, Ltd.	19,500	442,486
	Nomura Securities Co., Ltd.	213,000	2,824,714
	NS Solutions Corp.	3,900	62,766
	NSK, Ltd.	54,000	386,291
	NTN Corp.	54,000	300,191
	NTT Data Corp.	203	833,230
	NTT DoCoMo, Inc.	2,523	3,976,293
	Obayashi Corp.	82,000	379,293
	Obic Co., Ltd.	1,000	176,647
#	Odakyu Electric Railway Co., Ltd.	77,000	531,033
	Oji Paper Co., Ltd.	136,000	710,483
	Okasan Holdings, Inc.	27,000	133,824
# *	Oki Electric Industry Co., Ltd.	78,000	105,780
	OKUMA Corp.	22,000	158,134
	Olympus Corp.	34,000	1,104,652
	Omron Corp.	27,600	485,649
	Ono Pharmaceutical Co., Ltd.	11,800	612,492
#	Onward Holdings Co., Ltd.	18,000	195,479
#	Oracle Corp. Japan	6,500	283,239
#	Oriental Land Co., Ltd.	7,700	506,304

18

	Osaka Gas Co., Ltd.	306,000	1,113,332
#	Osaka Titanium Technologies Co., Ltd.	3,600	137,971
#	OSG Corp.	12,000	102,815
	Otsuka Corp.	2,800	200,843
#	Pacific Metals Co., Ltd.	19,000	121,592
#	Park24 Co., Ltd.	12,800	66,571
	Pioneer Electronic Corp.	19,300	146,501
	Promise Co., Ltd.	6,500	145,677
	Q.P. Corp.	8,900	84,248
	Rengo Co., Ltd.	34,000	245,561
#	Resona Holdings, Inc.	920	1,070,801
	RICOH COMPANY, Ltd.	100,000	1,650,662
	Rinnai Corp.	3,000	108,641
	Rohm Co., Ltd.	13,600	782,994
	Ryohin Keikaku Co., Ltd.	3,400	182,439
	Sagami Railway Co., Ltd.	27,000	100,524
	Sankyo Co., Ltd.	8,700	411,932
	Sankyu, Inc., Tokyo	26,000	123,060
	Santen Pharmaceutical Co., Ltd.	10,100	273,352
	Sanwa Holdings Corp.	28,000	104,248
# *	Sanyo Electric Co., Ltd.	290,000	578,243
	Sapporo Hokuyo Holdings, Inc.	42	226,058
	Sapporo Holdings, Ltd.	46,000	335,365
*	Sbi Holdings, Inc.	1,295	232,226
	Secom Co., Ltd.	34,700	1,598,494
#	Sega Sammy Holdings, Inc.	24,048	228,094
	Seiko Epson Corp.	17,700	510,638
	Seino Holdings Co., Ltd.	14,000	81,858
	Sekisui Chemical Co., Ltd.	56,000	346,836
	Sekisui House, Ltd.	62,000	585,956
#	Seven & I Holdings Co., Ltd.	130,576	3,803,360
	Sharp Corp., Osaka	161,000	2,048,412
#	Shiga Bank, Ltd.	50,000	328,479
	Shikoku Electric Power Co., Inc.	23,200	619,725
#	Shima Seiki Manufacturing Co., Ltd.	4,000	93,078
#	Shimachu Co., Ltd.	4,600	110,611
	Shimadzu Corp.	33,000	309,280
	Shimamura Co., Ltd.	2,400	134,407
	Shimano, Inc.	7,700	309,200
	Shimizu Corp.	74,000	312,172
	Shin-Etsu Chemical Co., Ltd.	64,600	3,593,710
#	Shinko Electric Industries Co., Ltd.	6,000	83,518
	Shinko Securities Co., Ltd.	64,000	185,966
#	Shinsei Bank, Ltd.	180,000	612,062
	Shionogi & Co., Ltd.	47,000	1,059,563
	Shiseido Co., Ltd.	47,000	1,100,447
#	Shizuoka Bank, Ltd.	89,000	891,728
	Showa Denko K.K.	180,000	478,549
#	Showa Shell Sekiyu K.K.	35,100	396,809
	SMC Corp.	8,400	863,627
#	Softbank Corp.	118,000	1,947,826
#	Sohgo Security Services Co., Ltd.	6,600	75,110

19

	Sojitz Corp.	213,800	610,028
	Sompo Japan Insurance, Inc.	128,000	1,154,112
	Sony Corp.	106,300	4,063,624
	Sony Corp. Sponsored ADR	46,800	1,787,760
	Sony Financial Holdings, Inc.	132	489,998
	Square Enix Co., Ltd.	9,500	313,161
	Stanley Electric Co., Ltd.	19,300	388,808
#	Sugi Pharmacy Co., Ltd.	6,600	190,137
	Sumco Corp.	18,500	366,496
	Sumitomo Bakelite Co., Ltd.	27,000	139,294
	Sumitomo Chemical Co., Ltd.	248,000	1,521,756
	Sumitomo Corp.	174,100	2,169,076
	Sumitomo Electric Industries, Ltd.	109,000	1,250,836
	Sumitomo Forestry Co., Ltd.	18,000	128,572
	Sumitomo Heavy Industries, Ltd.	73,000	354,965
	Sumitomo Metal Industries, Ltd., Osaka	593,000	2,619,610
#	Sumitomo Metal Mining Co., Ltd.	75,000	955,539
#	Sumitomo Mitsui Financial Group, Inc.	996	6,032,427
#	Sumitomo Real Estate Sales Co., Ltd.	2,800	82,289
	Sumitomo Realty & Development Co., Ltd.	56,000	1,114,749
	Sumitomo Rubber Industries, Ltd.	16,000	127,644
	Sumitomo Trust & Banking Co., Ltd.	221,000	1,319,203
	Sundrug Co., Ltd.	3,000	62,197
	Suruga Bank, Ltd.	27,000	289,300
	Suzuken Co., Ltd.	6,980	250,743
	Suzuki Motor Corp.	53,500	1,127,541
	Sysmex Corp.	5,200	226,777
	T&D Holdings, Inc.	32,100	1,684,325
	Tadano, Ltd.	11,000	84,641
	Taiheiyo Cement Corp.	108,000	177,116
	Taisei Corp.	116,000	264,061
	Taisho Pharmaceutical Co., Ltd.	20,000	424,229
	Taiyo Nippon Sanso Corp.	33,000	294,419
	Taiyo Yuden Co., Ltd.	13,000	143,275
#	Takara Holdings, Inc.	14,000	96,294
#	Takashimaya Co., Ltd.	34,000	290,655
	Takeda Pharmaceutical Co., Ltd.	124,100	6,483,020
	TDK Corp.	14,200	822,599
	TDK Corp. Sponsored ADR	1,900	110,200
	Teijin, Ltd.	119,000	381,303
	Terumo Corp.	27,000	1,502,073
	The 77 Bank, Ltd.	44,000	251,110
	The Awa Bank, Ltd.	18,000	95,199
	The Bank of Iwate, Ltd.	1,500	84,827
	The Bank of Kyoto, Ltd.	33,000	344,172
	The Bank of Nagoya, Ltd.	15,000	81,654
	The Chiba Bank, Ltd.	117,000	641,147
	The Chugoku Bank, Ltd.	23,000	300,724
	The Chugoku Electric Power Co., Ltd.	37,700	848,347
# *	The Daiei, Inc.	3,500	27,668
	The Daishi Bank, Ltd.	28,000	111,533
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	108,799

20

	The Gunma Bank, Ltd.	59,000	332,113
	The Hachijuni Bank, Ltd.	42,000	243,569
	The Higo Bank, Ltd.	18,000	103,958
	The Hiroshima Bank, Ltd.	62,000	232,159
	The Hokkoku Bank, Ltd.	22,000	80,695
	The Hyakugo Bank, Ltd.	19,000	107,075
	The Hyakujishi Bank, Ltd.	23,000	121,461
	The Iyo Bank, Ltd.	31,000	328,960
	The Japan Steel Works, Ltd.	46,000	792,210
	The Joyo Bank, Ltd.	79,000	363,723
	The Kagoshima Bank, Ltd.	13,000	86,045
	The Keiyo Bank, Ltd.	21,000	98,121
	The Nanto Bank, Ltd.	20,000	107,891
	The Ogaki Kyoritsu Bank, Ltd.	53,000	272,089
	The San-in Godo Bank, Ltd.	14,000	108,294
	THK Co., Ltd.	15,200	246,969
#	Tobu Railway Co., Ltd.	98,000	445,031
#	Toda Corp.	19,000	68,376
#	Toho Co., Ltd.	16,500	348,783
	Toho Gas Co., Ltd.	75,000	422,041
#	Toho Titanium Co., Ltd.	4,000	59,180
#	Tohuku Electric Power Co., Inc.	69,400	1,653,580
	Tokai Carbon Co., Ltd.	35,000	358,835
	Tokai Rika Co., Ltd.	8,000	115,993
	Tokai Rubber Industries, Ltd.	10,000	111,534
	Tokai Tokyo Securities Co., Ltd.	20,000	70,898
	Tokio Marine Holdings, Inc. ADR	9,582	320,901
	Tokuyama Corp.	28,000	189,379
#	Tokyo Electric Power Co., Ltd	184,600	5,266,728
	Tokyo Electron, Ltd.	23,100	1,306,942
	Tokyo Gas Co., Ltd.	369,000	1,539,568
	Tokyo Steel Manufacturing Co., Ltd.	10,100	106,639
	Tokyo Tatemono Co., Ltd.	43,000	206,460
	Tokyu Corp.	177,000	908,111
	Tokyu Land Corp.	54,000	227,810
#	TonenGeneral Sekiyu K.K.	37,000	297,707
	Toppan Forms Co., Ltd.	3,500	42,070
	Toppan Printing Co., Ltd.	88,000	793,157
#	Toray Industries, Inc.	180,000	792,402
	Toshiba Corp.	486,000	2,710,829
	Toshiba Machine Co., Ltd.	9,000	39,480
	Toshiba TEC Corp.	11,000	55,262
	Tosoh Corp.	75,000	272,428
#	TOTO, Ltd.	38,000	281,763
	Toyo Ink Manufacturing Co., Ltd.	13,000	42,595
	Toyo Seikan Kaisha, Ltd.	21,300	386,033
	Toyo Suisan Kaisha, Ltd.	17,000	423,949
#	Toyobo Co., Ltd.	77,000	128,206
	Toyoda Gosei Co., Ltd.	10,100	225,077
	Toyota Auto Body Co., Ltd.	7,500	131,432
*	Toyota Boshoku Corp	9,300	150,345
	Toyota Motor Corp.	323,900	14,451,897

21

	Toyota Motor Corp. Sponsored ADR	45,100	4,040,509
	Toyota Tsusho Corp.	27,381	468,188
	Trend Micro, Inc.	17,000	575,338
	Trend Micro, Inc. Sponsored ADR	777	26,634
	Tsubakimoto Chain Co.	12,000	61,101
	Tsumura & Co.	9,000	250,870
	Ube Industries, Ltd.	165,000	589,868
#	Ulvac, Inc.	4,000	138,543
	Uni-Charm Corp.	7,300	543,082
	UNY Co., Ltd.	22,000	242,528
	Ushio, Inc.	14,000	212,032
	USS Co., Ltd.	3,260	224,253
#	Wacoal Corp.	10,000	117,595
	West Japan Railway Co.	233	1,125,926
	Xebio Co., Ltd.	2,550	46,981
#	Yahoo! Japan Corp.	2,520	965,792
#	Yakult Honsha Co., Ltd.	12,000	341,487
	Yamada Denki Co., Ltd.	12,200	876,464
	Yamaguchi Financial Group, Inc.	34,000	390,310
	Yamaha Corp.	29,400	516,162
	Yamaha Motor Co., Ltd.	30,100	463,696
	Yamanashi Chuo Bank, Ltd.	14,000	74,073
	Yamatake Corp.	10,000	193,995
	Yamato Kogyo Co., Ltd.	5,900	215,026
	Yamato Transport Co., Ltd.	58,000	684,096
#	Yamazaki Baking Co., Ltd.	12,000	141,574
	Yaskawa Electric Corp.	34,000	237,493
	Yokogawa Electric Corp.	27,000	196,187
	Yokohama Rubber Co., Ltd.	26,000	136,030
	Zeon Corp.	23,000	92,470
TOTAL COMMON STOCKS			368,480,573

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	24,000	—
TOTAL — JAPAN			368,480,573

NETHERLANDS — (2.9%)
COMMON STOCKS — (2.9%)
	Aegon NV	182,482	2,149,641
	Akzo Nobel NV	32,572	1,987,636
	Akzo Nobel NV Sponsor ADR	1,996	122,717
	ArcelorMittal	129,106	10,127,588
	ASML Holding NV	50,450	1,189,746
	Boskalis Westminster CVA	6,589	389,183
	Fugro NV	8,177	630,616
	Heineken Holding NV	14,980	664,433
#	Heineken NV	32,766	1,536,165
	ING Groep NV	219,463	6,837,226
	ING Groep NV Sponsored ADR	10,500	327,075
	James Hardie Industries NV Sponsored ADR	500	9,900

22

	Koninklijke Ahold NV	122,273	1,528,753
	Koninklijke Ahold NV ADR	8,320	104,485
	Koninklijke DSM NV	20,316	1,169,281
	Koninklijke KPN NV	241,808	4,102,787
	Koninklijke Philips Electronics NV	124,745	4,052,981
	Koninklijke Vopak NV	1,296	76,308
	Randstad Holdings NV	13,176	404,036
	Reed Elsevier NV	58,115	971,689
	Reed Elsevier NV ADR	8,443	282,334
	Royal Dutch Shell P.L.C. Series A	303,455	10,560,596
	SBM Offshore NV	13,580	328,553
	SNS Reaal	9,468	157,332
	STMicroelectronics NV	64,023	836,243
	TNT NV	51,500	1,921,025
# *	TomTom NV	7,613	188,038
	Unilever NV	209,220	5,772,972
	Wolters Kluwer NV	27,979	680,961
TOTAL — NETHERLANDS			59,110,300

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	215	173
	Auckland International Airport, Ltd.	95,556	141,509
	Contact Energy, Ltd.	47,343	276,401
	Fletcher Building, Ltd.	47,726	248,583
#	New Zealand Refining Co., Ltd.	15,823	81,858
	Sky City Entertainment Group, Ltd.	43,383	109,143
	Sky Network Television, Ltd.	35,044	118,737
	Telecom Corp. of New Zealand, Ltd.	246,703	564,664
#	Trustpower, Ltd.	21,162	116,959
TOTAL — NEW ZEALAND			1,658,027

NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
#	Acergy SA	24,200	416,377
	Aker Kvaerner ASA	23,335	533,883
	Bonheur ASA	2,650	116,036
	DNB Nor ASA Series A	118,800	1,377,315
#	Fred Olsen Energy ASA	5,500	290,621
*	Frontline, Ltd.	14,640	875,840
# *	Marine Harvest	314,000	218,704
	Norsk Hydro ASA	96,700	1,030,492
	Norsk Hydro ASA Sponsored ADR	11,200	120,101
	Orkla ASA	117,355	1,505,484
*	Petroleum Geo Services ASA	26,350	565,973
	Prosafe ASA	28,300	254,817
*	Renewable Energy Corp. ASA	25,250	776,305
	Schibsted ASA	8,300	213,168
# *	Sevan Marine ASA	15,200	156,161
	Statoil Hydro ASA	168,606	5,172,062

23

	StatoilHydro ASA Sponsored ADR	36,956	1,131,962
	Storebrand ASA	51,600	401,069
*	Subsea 7, Inc.	8,800	196,664
#	Tandberg ASA Series A	20,000	432,646
	Telenor ASA	80,700	1,268,351
	Wilh. Wilhelmsen ASA	2,900	90,706
	Yara International ASA	24,800	1,535,553
TOTAL — NORWAY			18,680,290

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco BPI SA	31,640	106,325
#	Banco Comercial Portugues SA	261,501	451,792
	Banco Espirito Santo SA	26,924	347,892
#	Brisa SA	43,435	403,827
#	Cimpor Cimentos de Portugal SA	24,245	152,279
	Energias de Portugal SA	256,921	1,304,885
	Galp Energia SGPS SA Series B	19,542	392,946
	Jeronimo Martins SGPS SA	26,359	225,797
	Portugal Telecom SA	92,120	962,448
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	26,894	211,300
	Sonae SGPS SA	108,923	110,824
TOTAL — PORTUGAL			4,670,315

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Asia Pacific Breweries, Ltd.	14,000	128,245
	Capitaland, Ltd.	229,500	700,983
	City Developments, Ltd.	86,000	623,800
	Comfortdelgro Corp., Ltd.	215,000	227,361
	Cosco Corp. (Singapore), Ltd.	132,000	210,984
	DBS Group Holdings, Ltd.	172,000	2,174,853
	Fraser & Neave, Ltd.	96,500	295,925
#	Guocoland, Ltd.	25,000	33,347
	Jardine Cycle & Carriage, Ltd.	19,339	241,194
	Keppel Corp., Ltd.	171,000	1,187,525
#	Keppel Land, Ltd.	34,000	92,354
	Keppel Telecommunications and Transportation, Ltd.	54,000	201,074
#	Neptune Orient Lines, Ltd.	47,000	74,070
	Olam International, Ltd.	64,000	93,980
	Overseas Chinese Banking Corp., Ltd.	380,320	2,155,196
	Parkway Holdings, Ltd.	150,920	236,468
	Raffles Education Corp., Ltd.	184,000	108,144
	SembCorp Industries, Ltd.	152,320	442,146
	SembCorp Marine, Ltd.	148,000	392,261
	Singapore Airlines, Ltd.	79,400	849,122
# *	Singapore Exchange, Ltd.	129,000	569,642
	Singapore Land, Ltd.	11,000	42,531
	Singapore Petroleum Co., Ltd.	52,000	195,372
	Singapore Post, Ltd.	102,000	73,131

24

	Singapore Press Holdings, Ltd.	240,000	694,239
	Singapore Technologies Engineering, Ltd.	174,000	343,716
	Singapore Telecommunications, Ltd.	1,233,650	3,044,732
	SMRT Corp., Ltd.	59,000	76,284
	Starhub, Ltd.	70,730	134,491
	United Industrial Corp., Ltd.	88,000	149,281
	United Overseas Bank, Ltd.	192,900	2,567,553
	UOL Group, Ltd.	51,500	104,122
	Venture Corp., Ltd.	29,000	203,684
	Wheelock Properties, Ltd.	69,000	63,527
#	Wilmar International, Ltd.	114,000	301,920
TOTAL COMMON STOCKS			19,033,257

RIGHTS/WARRANTS — (0.0%)
*	Olam International, Ltd. Rights 04/17/08	6,400	632
TOTAL — SINGAPORE			19,033,889

SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
#	Abertis Infraestructuras SA	44,910	927,625
	Acciona SA	4,623	919,304
#	Acerinox SA	24,552	464,031
	Actividades de Construccion y Servicios SA	27,066	1,198,474
	Banco Bilbao Vizcaya SA	48,730	822,262
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	497,300	8,369,559
#	Banco de Sabadell SA	135,716	1,056,687
#	Banco de Valencia SA	37,912	386,920
#	Banco Espanol de Credito SA	14,612	199,684
#	Banco Pastor SA	15,098	146,197
#	Banco Popular Espanol SA	117,673	1,243,506
	Banco Santander Central Hispano SA	566,687	9,633,330
	Banco Santander SA Sponsored ADR	327,032	5,553,003
#	Bankinter SA	33,870	359,663
#	Cia Espanola de Petroleous SA	5,926	612,281
#	Cintra Concesiones de Infraestructuras de Transporte SA	28,818	333,644
	Ebro Puleva SA	8,097	139,659
	Enagas SA	24,094	612,506
#	Fomento de Construcciones y Contratas SA	7,948	398,131
	Gamesa Corporacion Tecnologica SA	29,938	1,415,921
#	Gas Natural SDG SA	20,816	964,367
#	Gestevision Telecinco SA	14,732	189,520
	Grifols SA	14,273	423,674
	Grupo Catalana Occidente SA	9,167	261,277
#	Grupo Ferrovial SA	10,520	525,640
	Iberdrola SA	540,171	6,508,704
	Iberia Lineas Aereas de Espana SA	65,471	194,101
	Indra Sistemas SA	17,124	438,361
	Industria de Diseno Textil SA	34,061	1,584,068
	Mapfre SA	76,680	366,710
	Obrascon Huarte Lain SA	6,034	170,250

25

	Red Electrica Corporacion SA	15,803	932,377
	Repsol YPF SA	87,508	2,706,666
	Repsol YPF SA Sponsored ADR	32,800	1,011,880
#	Sacyr Vallehermoso SA	13,714	248,049
	Telefonica SA	405,073	10,008,758
	Telefonica SA Sponsored ADR	73,000	5,407,110
	Union Fenosa SA	57,600	1,459,586
#	Zardoya Otis SA	20,081	405,799
TOTAL — SPAIN			68,599,284

SWEDEN — (1.8%)
COMMON STOCKS — (1.8%)
	Alfa Laval AB	53,400	728,745
#	Assa Abloy AB Series B	37,900	541,341
#	Atlas Copco AB Series A	113,100	1,578,725
	Atlas Copco AB Series B	62,000	793,315
	Boliden AB	42,100	265,221
#	Electrolux AB Series B	33,400	428,533
	Getinge AB	24,225	551,953
	Hennes & Mauritz AB Series B	77,875	3,859,150
	Hexagon AB	19,900	320,731
#	Holmen AB Series B	6,000	191,408
#	Husqvarna AB Series A	8,400	66,699
#	Husqvarna AB Series B	28,000	225,900
*	Lundin Petroleum AB	43,200	471,230
#	Meda AB Series A	16,600	204,037
	Modern Times Group AB Series B	6,100	322,869
	Nordea Bank AB	316,648	4,206,076
	Sandvik AB	125,800	1,559,075
	Scania AB Series A	13,500	200,756
	Scania AB Series B	50,400	720,757
	Securitas AB Series B	36,700	495,912
	Skandinaviska Enskilda Banken AB Series A	60,900	1,089,002
#	Skanska AB Series B	45,800	576,250
	SKF AB Series B	49,900	755,697
	SSAB Svenskt Stal AB Series A	29,500	719,217
	SSAB Svenskt Stal AB Series B	14,200	307,822
	Svenska Cellulosa AB Series B	79,600	904,279
	Svenska Handelsbanken AB Series A	67,400	1,621,752
#	Swedbank AB Series A	51,500	905,001
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	625,092
	Tele2 AB Series B	45,550	700,611
	Telefonaktiebolaget LM Ericsson Series B	301,760	3,444,669
#	Telefonaktiebolaget LM Erricson Sponsored ADR	108,200	1,235,644
	TeliaSonera AB	374,400	2,609,173
	Volvo AB Series A	65,400	713,975
	Volvo AB Series B	157,000	1,779,514
	Volvo AB Sponsored ADR	14,500	165,944
TOTAL — SWEDEN			35,886,075

26

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
	ABB, Ltd.	190,743	4,678,493
	ABB, Ltd. Sponsored ADR	146,900	3,609,333
*	Actelion, Ltd.	14,676	842,421
	Adecco SA	18,801	882,179
	Baloise-Holding AG	8,066	690,072
	Banque Cantonale Vaudoise	422	127,730
	Barry Callebaut AG	267	175,280
	BKW FMB Energie AG	2,360	265,601
	Compagnie Financiere Richemont AG Series A	78,758	4,582,526
	Credit Suisse Group AG	134,647	6,245,292
	Credit Suisse Group AG Sponsored ADR	18,000	834,840
	Efg International AG	5,534	167,815
#	Ems-Chemie Holding AG	1,427	175,452
	Geberit AG	4,959	721,791
	Givaudan SA	1,008	838,795
	Helvetia Holding AG	1,037	321,398
	Holcim, Ltd.	33,143	2,383,012
	Julius Baer Holdings, Ltd. AG	28,969	1,762,919
	Kuehne & Nagel International AG	10,198	807,367
	Lindt & Spruengli AG	19	524,902
*	Logitech International SA	23,870	636,315
	Lonza Group AG	6,086	859,139
	Nestle SA	613,570	27,033,659
	Nobel Biocare Holding AG	10,685	358,369
	Novartis AG	239,486	13,341,414
	Novartis AG ADR	115,300	6,415,292
*	Oerlikon Corp.	1,353	316,445
	Partners Group Holdings AG	2,976	396,116
	Roche Holding AG Bearer	4,246	779,840
	Roche Holding AG Genusschein	109,029	18,347,228
	Schindler Holding AG	5,500	393,136
	SGS SA	933	1,195,473
	Sika AG	278	352,592
	Sonova Holding AG	8,353	604,187
	Straumann Holding AG	1,457	390,454
	Sulzer AG	4,410	541,855
	Swatch Group AG	4,325	1,016,506
	Swiss Life Holding AG	4,493	817,387
	Swiss Re	54,724	3,365,989
	Swisscom AG	3,762	1,205,473
	Syngenta AG	9,259	2,484,279
	Syngenta AG ADR	27,400	1,470,832
	The Swatch Group AG	8,115	364,545
*	UBS AG	230,611	5,012,588
*	UBS AG ADR	33,538	734,147
	Zurich Financial SVCS AG	21,889	5,714,481
TOTAL — SWITZERLAND			124,784,959

27

UNITED KINGDOM — (17.8%)
COMMON STOCKS — (17.8%)
	Admiral Group P.L.C.	28,290	499,566
	Aegis Group P.L.C.	93,242	189,877
	Alliance & Leicester P.L.C.	46,652	276,658
	Amec P.L.C.	51,503	790,017
	Amlin P.L.C.	60,463	318,933
	Anglo American P.L.C.	211,678	11,251,924
	Antofagasta P.L.C.	61,565	691,997
	ARM Holdings P.L.C.	139,465	281,708
	Arriva P.L.C.	25,545	368,510
	Ashmore Group P.L.C.	41,357	192,044
	Associated British Foods P.L.C.	62,526	917,297
	AstraZeneca P.L.C.	170,638	8,318,948
#	AstraZeneca P.L.C. Sponsored ADR	55,500	2,702,850
*	Autonomy Corp. P.L.C.	34,281	715,892
	Aviva P.L.C.	375,659	3,506,620
	Babcock International Group P.L.C.	18,911	206,392
	BAE Systems P.L.C.	504,429	4,402,469
	Balfour Beatty P.L.C.	38,213	286,186
	Barclays P.L.C.	720,934	4,613,184
#	Barclays P.L.C. Sponsored ADR	124,900	3,209,930
	BG Group P.L.C.	434,325	9,633,931
	BG Group P.L.C. Sponsored ADR	12,500	1,389,624
	BHP Billiton P.L.C.	251,116	7,821,254
#	BHP Billiton P.L.C. ADR	47,400	2,963,448
	BP P.L.C.	2,255,040	21,674,543
	BP P.L.C. Sponsored ADR	102,600	5,912,838
	Brambles, Ltd.	71,029	469,630
	British Airways P.L.C.	94,090	427,899
	British American Tobacco P.L.C.	273,139	9,227,800
	British Energy Group P.L.C.	149,393	1,995,019
	British Sky Broadcasting Group P.L.C.	183,906	1,558,213
	BT Group P.L.C.	917,068	2,878,255
	BT Group P.L.C. Sponsored ADR	30,702	960,973
	Bunzl P.L.C.	39,550	514,092
	Burberry Group P.L.C.	69,741	567,670
	Cable and Wireless P.L.C.	334,935	1,079,811
*	Cadbury P.L.C.	138,649	1,591,160
*	Cadbury P.L.C. Sponsored ADR	16,528	762,271
*	Cairn Energy P.L.C.	18,862	1,020,495
	Capita Group P.L.C.	83,976	1,080,456
	Carnival P.L.C.	21,630	741,532
#	Carnival P.L.C. ADR	9,300	322,617
	Carphone Warehouse Group P.L.C.	69,733	252,068
	Centrica P.L.C.	529,509	3,152,145
	Charter P.L.C.	30,126	520,534
	Cobham P.L.C.	172,343	720,412
	Compass Group P.L.C.	273,560	1,820,518
	Daily Mail & General Trust P.L.C. Series A	35,202	237,656
	Diageo P.L.C.	314,077	5,800,680
	Diageo P.L.C. Sponsored ADR	18,000	1,339,200
	Drax Group P.L.C.	61,484	833,959

28

*	easyJet P.L.C.	31,837	190,024
	Enterprise Inns P.L.C.	71,034	390,802
	Experian P.L.C.	160,282	1,207,303
	Firstgroup P.L.C.	59,437	655,060
	Friends Provident P.L.C.	209,193	375,298
	G4S P.L.C.	192,526	817,024
	GKN P.L.C.	93,510	417,081
	GlaxoSmithKline P.L.C.	629,019	14,801,383
	GlaxoSmithKline P.L.C. Sponsored ADR	99,793	4,687,277
	Hays P.L.C.	199,150	345,503
	HBOS P.L.C.	534,085	3,057,086
	Home Retail Group	106,022	488,124
	HSBC Holdings P.L.C.	1,242,796	19,555,103
	HSBC Holdings P.L.C. Sponsored ADR	117,000	9,209,070
	ICAP P.L.C.	84,606	728,508
	IMI P.L.C.	45,074	409,507
	Imperial Tobacco Group P.L.C.	125,513	4,138,284
	Imperial Tobacco Group P.L.C. ADR	19,700	1,306,110
	Inchcape P.L.C.	54,837	257,436
	Informa P.L.C.	51,377	397,807
	Inmarsat P.L.C.	67,402	627,406
	Intercontinental Hotels Group P.L.C.	33,398	450,760
	International Power P.L.C.	226,874	1,628,589
	Intertek Group P.L.C.	24,781	442,964
*	Invensys P.L.C.	139,504	711,830
	Investec P.L.C.	63,999	467,900
	ITV P.L.C.	488,162	397,029
	John Wood Group P.L.C.	52,188	452,532
	Johnson Matthey P.L.C.	29,167	863,060
	Kazakhmys P.L.C.	34,425	807,828
	Kingfisher P.L.C.	360,020	869,631
	Ladbrokes P.L.C.	71,647	294,479
	Legal and General Group P.L.C.	905,060	1,651,240
	Lloyds TSB Group P.L.C.	628,751	3,470,050
	Lloyds TSB Group P.L.C. Sponsored ADR	63,700	1,416,688
	Logica P.L.C.	178,255	433,809
	London Stock Exchange Group P.L.C.	23,585	338,925
	Lonmin P.L.C.	23,134	1,461,129
	Man Group P.L.C.	290,430	2,992,763
	Marks & Spencer Group P.L.C.	224,848	1,071,550
	Meggitt P.L.C.	74,684	312,242
	Millennium and Copthorne Hotels P.L.C.	15,404	86,670
	Mitchells & Butlers P.L.C.	42,548	221,594
	Mondi P.L.C.	45,856	272,241
	National Express Group P.L.C.	15,806	298,537
	National Grid P.L.C.	297,760	3,875,899
#	National Grid P.L.C. Sponsored ADR	18,000	1,180,260
	Next P.L.C.	27,575	532,068
	Northumbrian Water Group P.L.C.	66,232	371,572
	Old Mutual P.L.C.	828,942	1,466,063
	Pearson P.L.C.	84,821	1,047,647
	Pearson P.L.C. Sponsored ADR	39,300	487,320

29

	Pennon Group P.L.C.	45,679	509,401
	Prudential P.L.C.	249,777	2,480,455
	Prudential P.L.C. ADR	46,700	929,797
	Reckitt Benckiser Group P.L.C.	93,987	4,751,469
	Reed Elsevier P.L.C.	104,748	1,197,172
	Reed Elsevier P.L.C. ADR	11,002	504,002
	Rentokil Initial P.L.C.	211,528	279,669
	Rexam P.L.C.	95,761	706,753
	Rio Tinto P.L.C.	114,511	10,870,419
	Rio Tinto P.L.C. Sponsored ADR	7,100	2,696,012
*	Rolls-Royce Group P.L.C.	261,343	1,886,208
	Royal Bank of Scotland Group P.L.C.	2,332,244	9,919,231
	Royal Dutch Shell P.L.C. ADR	120,400	8,282,316
	Royal Dutch Shell P.L.C. Series B	303,924	10,450,914
	RSA Insurance Group P.L.C.	460,514	1,260,763
	SABmiller P.L.C.	132,413	2,844,242
	Sage Group P.L.C.	183,476	699,558
	Sainsbury (J.) P.L.C.	183,420	1,160,126
	Schroders P.L.C.	18,739	345,549
	Schroders P.L.C. Non-Voting	9,996	163,798
	Scottish & Southern Energy P.L.C.	124,495	3,279,125
	Serco Group P.L.C.	81,625	638,573
	Severn Trent P.L.C.	34,674	859,704
*	Shire, Ltd.	50,705	893,300
	Shire, Ltd. ADR	9,000	477,720
	Smith & Nephew P.L.C.	96,278	1,155,379
	Smith & Nephew P.L.C. Sponsored ADR	7,000	420,560
	Smiths Group P.L.C.	56,129	1,167,065
	St. Jame’s Place P.L.C.	19,946	80,839
	Stagecoach Group P.L.C.	77,637	450,697
	Standard Chartered P.L.C.	218,385	5,905,938
	Standard Life P.L.C.	334,100	1,522,066
	Tate & Lyle P.L.C.	57,334	462,076
	Tesco P.L.C.	1,211,795	8,399,418
	The Weir Group P.L.C.	17,308	290,268
	Thomas Cook Group P.L.C.	66,945	278,773
	Thomson Reuters P.L.C.	28,292	790,319
#	Thomson Reuters P.L.C. ADR	288	48,421
	Tomkins P.L.C.	73,285	197,970
#	Tomkins P.L.C. Sponsored ADR	8,700	95,178
	TUI Travel P.L.C.	91,742	351,158
	Tullow Oil P.L.C.	100,008	1,498,998
	Unilever P.L.C.	135,225	3,627,025
	Unilever P.L.C. Sponsored ADR	64,300	1,724,526
	United Business Media P.L.C.	30,736	332,196
*	United Utilities Group P.L.C.	86,387	1,124,025
*	United Utilities Group P.L.C. ADR	5,177	135,036
	Vedanta Resources P.L.C.	28,387	937,281
	Vodafone Group P.L.C.	6,093,647	15,572,614
	Vodafone Group P.L.C. Sponsered ADR	208,000	5,314,400
	Whitbread P.L.C.	23,915	490,675
	William Hill P.L.C.	36,703	188,808

30

	William Morrison Supermarkets P.L.C.	345,876	1,775,647
	Wolseley P.L.C.	61,030	492,429
#	Wolseley P.L.C. ADR	19,300	156,650
	WPP Group P.L.C.	124,799	1,214,724
	WPP Group P.L.C. Sponsored ADR	7,000	341,530
	Xstrata P.L.C.	109,311	6,094,448
TOTAL — UNITED KINGDOM			358,171,183

		Face
		Amount	Value †
		(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $5,360,000 FNMA 6.00%, 05/01/38, valued at $5,405,090) to be repurchased at $5,322,147	$5,321	5,321,000

SECURITIES LENDING COLLATERAL — (9.5%)
§ @	DFA Short Term Investment Fund LP	171,489	171,488,919

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $46,302,099 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/17 to 11/01/37 & FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 01/01/37 to 03/01/38, valued at $19,965,047 ) to be repurchased at $19,578,229	19,574	19,573,575
TOTAL SECURITIES LENDING COLLATERAL			191,062,494

TOTAL INVESTMENTS - (100.0%) (Cost $1,738,787,908) ##			$2,014,290,934

31

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
#	ABB Grain, Ltd.	96,434	$679,588
*	Acrux, Ltd.	1,500	1,479
*	Adamus Resources, Ltd.	32,000	8,216
#	Adelaide Brighton, Ltd.	160,495	496,064
*	Aditya Birla Minerals, Ltd.	77,824	108,138
# *	Admiralty Resources NL	134,860	14,875
#	AED Oil, Ltd.	33,463	56,210
	Aevum, Ltd.	52,540	80,271
	AGL Energy, Ltd.	31,452	412,618
	AJ Lucas Group, Ltd.	13,260	70,257
*	Alchemia, Ltd.	48,783	12,087
#	Alesco Corp., Ltd.	55,429	326,816
*	Alkane Resources, Ltd.	190,707	53,775
*	Alliance Resources, Ltd.	95,027	72,736
	Alumina, Ltd.	17,809	66,601
	Alumina, Ltd. Sponsored ADR	30,800	473,396
*	Amadeus Energy, Ltd.	56,725	23,522
	Amalgamated Holdings, Ltd.	42,374	170,713
	Amcor, Ltd.	159,724	749,652
	Amcor, Ltd. Sponsored ADR	30,507	577,998
	AMP, Ltd.	57,289	339,166
# *	Andean Resources, Ltd.	41,922	45,844
	Ansell, Ltd.	72,245	760,852
*	Antares Energy, Ltd.	51,000	3,473
# *	Anzon Australia, Ltd.	87,566	72,335
#	APA Group	146,115	454,152
#	APN News & Media, Ltd.	170,303	482,015
*	Aquila Resources, Ltd.	39,559	548,349
# *	Arana Therapeutics, Ltd.	118,582	113,477
	ARB Corporation, Ltd.	20,413	68,155
# *	ARC Energy, Ltd.	112,111	124,188
#	Aristocrat Leisure, Ltd.	44,530	223,673
*	Arrow Energy NL	158,722	470,665
	Asciano Group	100,283	416,471
	ASG Group, Ltd.	40,565	31,799
	Aspen Group	359	407
	ASX, Ltd.	32,877	986,405
	Atlas Group Holding, Ltd.	42,493	25,119
*	Atlas Iron, Ltd.	16,689	32,319
*	Aurora Oil and Gas, Ltd.	111,113	29,806
#	Ausdrill, Ltd.	72,606	158,352

	Ausenco, Ltd.	3,513	47,231
#	Austal, Ltd.	54,524	111,211
# *	Austar United Communications, Ltd.	204,458	206,006
	Austereo Group, Ltd.	123,767	185,762
	Australand Property Group	155,386	84,291
	Australia & New Zealand Banking Group, Ltd.	381,728	5,375,354
#	Australian Agricultural Co., Ltd.	75,868	204,107
	Australian Infrastructure Fund	131,037	296,193
# *	Australian Pharmaceutical Industries, Ltd.	99,885	58,881
#	Australian Wealth Management, Ltd.	294,679	361,712
# *	Australian Worldwide Exploration, Ltd.	235,440	702,958
	Automotive Holdings Group, Ltd.	65,876	107,574
*	Aviva Corp., Ltd.	1,944	1,082
	AVJennings, Ltd.	74,872	40,360
*	Avoca Resources, Ltd.	52,963	83,894
#	AWB, Ltd.	217,325	544,183
	AXA Asia Pacific Holdings, Ltd.	181,906	802,198
#	Babcock & Brown Communities, Ltd.	189,994	72,969
#	Babcock & Brown Infrastructure Group	407,599	188,947
	Babcock & Brown Wind Partners	237,846	272,193
#	Babcock & Brown, Ltd.	38,841	81,019
#	Bank of Queensland, Ltd.	80,080	1,082,511
*	Bannerman Resources, Ltd.	37,886	25,642
#	Beach Petroleum, Ltd.	610,835	598,682
	Becton Property Group	62,904	40,293
#	Bendigo Bank, Ltd.	160,080	1,575,569
*	Bendigo Mining, Ltd.	210,538	31,506
#	BHP Billiton, Ltd. Sponsored ADR	43,500	3,067,185
#	Billabong International, Ltd.	72,459	792,967
# *	Biota Holdings, Ltd.	63,363	40,649
#	Blackmores, Ltd.	1,361	21,307
	BlueScope Steel, Ltd.	224,286	1,763,572
*	Boart Longyear Group	243,024	406,521
#	Boom Logistics, Ltd.	101,949	104,030
#	Boral, Ltd.	339,555	1,865,549
#	Bradken, Ltd.	43,195	404,789
	Brambles, Ltd.	39,031	256,099
*	Breakaway Resporces, Ltd.	33,000	7,665
	Brickworks, Ltd.	66,002	672,486
*	Brockman Resources, Ltd.	20,974	30,696
	BSA, Ltd.	37,606	6,672
#	Cabcharge Australia, Ltd.	44,583	263,331
*	Calliden Group, Ltd.	22,482	7,699
#	Caltex Australia, Ltd.	78,538	840,076
	Campbell Brothers, Ltd.	17,805	534,632
# *	Capral Aluminium, Ltd.	23,549	3,009
*	Carbon Energy, Ltd.	146,473	61,135
#	Cardno, Ltd.	34,912	163,592
*	Carnarvon Petroleum, Ltd.	39,022	14,589
*	Carpentaria Exploration, Ltd.	15,738	1,106
#	Cash Converters International, Ltd.	32,299	8,260
# *	CBH Resources, Ltd. (6727905)	339,546	30,324

*	CBH Resources, Ltd. (CH4215813)	35,697	—
	CEC Group, Ltd.	1,147	176
# *	Cellestis, Ltd.	15,436	29,322
*	Centamin Egypt, Ltd.	236,608	221,062
#	Centennial Coal Co., Ltd.	149,177	726,600
*	Ceramic Fuel Cells, Ltd.	12,000	4,565
#	Challenger Financial Services Group, Ltd.	219,446	507,034
	Charter Hall Group	118,532	89,664
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	34,210	29,108
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	147
*	Citadel Resource Group, Ltd.	357,434	88,620
# *	Citigold Corp., Ltd.	353,379	53,041
	Clarius Group, Ltd.	21,362	26,545
*	Clough, Ltd.	202,502	137,742
*	CMI, Ltd.	21,191	15,420
# *	Coal of Africa, Ltd.	119,334	311,057
	Coca-Cola Amatil, Ltd.	45,592	333,000
	Cochlear, Ltd.	6,980	327,485
*	Cockatoo Coal, Ltd.	144,418	90,503
	Codan, Ltd.	4,156	2,596
*	Coeur d’Alene Mines Corp.	13,048	23,641
#	Coffey International, Ltd.	25,050	51,805
*	Commander Communications, Ltd.	57,385	4,041
	Commonwealth Bank of Australia	211,024	7,594,573
# *	Compass Resources, Ltd.	18,720	10,093
	Computershare, Ltd.	98,154	756,351
#	ConnectEast Group	509,962	356,364
# *	Conquest Mining, Ltd.	72,000	17,792
	Consolidated Rutile, Ltd.	60,615	18,694
# *	Copperco, Ltd.	144,300	49,044
#	Corporate Express Australia, Ltd.	34,221	146,206
#	Count Financial, Ltd.	35,349	49,156
*	Coventry Group, Ltd.	13,156	22,522
#	Crane Group, Ltd.	38,180	452,537
#	Credit Corp. Group, Ltd.	5,805	3,851
*	Crescent Gold, Ltd.	260,052	22,186
	Crown, Ltd.	50,453	394,373
	CSL, Ltd.	13,864	483,858
	CSR, Ltd.	557,670	1,265,492
# *	CuDeco, Ltd.	27,522	63,541
# *	Customers, Ltd.	367,952	30,755
	Data#3, Ltd.	3,162	16,891
#	David Jones, Ltd.	223,878	829,304
*	Deep Yellow, Ltd.	333,938	71,153
	Devine, Ltd.	98,024	72,997
# *	Dioro Exploration NL	27,574	9,670
	Dominion Mining, Ltd.	24,619	52,730
	Downer EDI, Ltd.	194,062	1,227,738
*	Drillsearch Energy, Ltd.	703,382	26,534
#	DUET Group	215,886	550,840
# *	Eastern Star Gas, Ltd.	230,163	112,722
*	Emeco Holdings, Ltd.	263,064	224,542

#	Energy Developments, Ltd.	54,920	138,360
*	Energy World Corp., Ltd.	273,568	222,621
#	Envestra, Ltd.	268,594	160,537
	Envirozel, Ltd.	85,568	16,856
	Euroz, Ltd.	10,178	25,676
# *	Extract Resources, Ltd.	77,144	63,145
#	Fairfax Media, Ltd.	402,772	968,520
#	Felix Resources, Ltd.	48,375	829,198
*	First Australian Resources, Ltd.	265,458	18,168
	FKP Property Group	108,478	415,356
#	Fleetwood Corp., Ltd.	12,834	100,855
#	Flight Centre, Ltd.	20,661	336,361
*	Flinders Mines, Ltd.	140,000	14,281
	Forest Enterprises Australia, Ltd.	51,018	23,214
*	Fortescue Metals Group, Ltd.	134,648	874,764
	Foster’s Group, Ltd.	336,694	1,606,984
*	Fox Resources, Ltd.	64,224	26,844
	Funtastic, Ltd.	54,775	19,451
#	Futuris Corp., Ltd.	357,382	421,417
*	Geodynamics, Ltd.	84,142	91,576
*	Gindalbie Metals, Ltd.	133,296	102,744
# *	Giralia Resources NL	91,756	101,970
*	Golden Gate Petroleum, Ltd.	34,478	11,664
*	Golden West Resources, Ltd.	18,268	26,547
	Goodman Fielder, Ltd.	784,936	989,740
# *	Graincorp, Ltd. Series A	27,720	208,154
*	Grange Resources, Ltd.	38,699	63,539
#	GRD, Ltd.	82,339	52,338
#	Great Southern, Ltd.	123,895	62,411
#	GUD Holdings, Ltd.	28,900	165,061
#	Gunns, Ltd.	219,833	316,191
#	GWA International, Ltd.	119,131	289,347
	Harvey Norman Holdings, Ltd.	299,047	943,736
	Hastie Group, Ltd.	53,664	126,019
#	Healthscope, Ltd.	86,378	310,484
# *	Heron Resources, Ltd.	87,742	25,193
*	HFA Holdings, Ltd.	115,976	114,002
#	Hills Industries, Ltd.	88,000	319,723
*	Horizon Oil, Ltd.	163,553	44,606
	Housewares International, Ltd.	55,735	61,795
# *	IBA Health Group, Ltd.	153,253	92,071
	IDT Australia, Ltd.	8,350	15,386
	iiNet, Ltd.	62,832	94,721
#	Iluka Resources, Ltd.	196,953	750,822
	Imdex, Ltd.	74,061	122,960
	Incitec Pivot, Ltd.	12,172	1,655,918
#	Independence Group NL	31,000	87,033
*	Independent Practitioner Network, Ltd.	37,538	8,593
*	Indophil Resources NL	95,364	98,891
	Industrea, Ltd.	167,434	77,648
#	Infomedia, Ltd.	80,383	25,761
*	Innamincka Petroleum, Ltd.	57,505	25,440

	Insurance Australia Group, Ltd.	580,215	1,961,320
	Integrated Research, Ltd.	1,564	481
*	Intrepid Mines, Ltd.	135,278	26,667
#	Invocare, Ltd.	17,111	77,140
#	IOOF Holdings, Ltd.	38,655	179,347
#	Iress Market Technology, Ltd.	22,660	123,921
# *	Jabiru Metals, Ltd.	17,929	5,808
#	James Hardie Industries NL	10,437	41,378
	JB Hi-Fi, Ltd.	18,365	216,445
#	Just Group, Ltd.	27,800	81,448
#	Kagara, Ltd.	63,589	169,192
*	Karoon Gas Australia, Ltd.	45,547	161,526
# *	Kings Minerals NL	58,252	10,936
# *	Kingsgate Consolidated, Ltd.	42,029	178,045
*	Lednium, Ltd.	21,998	1,511
#	Leighton Holdings, Ltd.	7,246	285,940
	Lend Lease Corp., Ltd.	214,464	1,762,956
*	Life Therapeutics, Ltd.	9,864	590
*	Lihir Gold, Ltd.	426,875	865,541
# *	Linc Energy, Ltd.	67,305	200,648
	Lion Nathan, Ltd.	66,805	510,933
*	Lodestar Minerals, Ltd.	14,992	667
# *	Lynas Corp., Ltd.	244,716	239,268
*	MAC Services Group, Ltd.	7,900	17,230
	MacArthur Coal, Ltd.	37,676	430,420
#	MacMahon Holdings, Ltd.	206,853	309,480
*	Macmin Silver, Ltd.	217,092	11,544
	Macquarie Airports	52,432	142,725
#	Macquarie Communications Infrastructure Group	131,150	334,721
#	Macquarie Group, Ltd.	44,529	1,651,205
#	Macquarie Media Group, Ltd.	78,997	239,605
# *	Marion Energy, Ltd.	106,514	78,787
	MaxiTRANS Industries, Ltd.	89,066	44,158
# *	McGuigan Simeon Wines, Ltd.	62,605	51,627
	McPherson’s, Ltd.	31,493	81,470
	Melbourne IT, Ltd.	29,761	77,645
*	MEO Australia, Ltd.	108,545	39,650
	Mermaid Marine Australia, Ltd.	76,076	107,941
*	Metals X, Ltd.	239,514	61,088
	Metcash, Ltd.	371,676	1,250,779
#	Minara Resources, Ltd.	84,706	111,880
	Mincor Resources NL	57,880	93,332
*	Mineral Deposits, Ltd.	171,479	75,717
*	Mineral Resources, Ltd.	14,295	86,909
# *	Mirabela Nickel, Ltd.	35,230	150,430
	Mirvac, Ltd.	131,106	321,671
	Mitchell Communications Group, Ltd.	80,047	47,232
*	Molopo Australia, Ltd.	62,480	72,204
#	Monadelphous Group, Ltd.	9,393	131,546
	Mortgage Choice, Ltd.	22,700	20,408
*	Mosaic Oil NL	264,000	27,011
*	Mount Gibson Iron, Ltd.	207,002	423,677

# *	Murchison Metals, Ltd.	125,023	236,054
	MYOB, Ltd.	147,019	140,824
	National Australia Bank, Ltd.	267,105	5,542,463
	Navitas, Ltd.	50,311	102,697
	New Hope Corp., Ltd.	343,006	1,367,282
*	Newcrest Mining, Ltd.	17,904	419,859
*	NewSat, Ltd.	2,500,000	6,481
# *	Nexus Energy, Ltd.	254,606	300,780
*	Nido Petroleum, Ltd.	255,023	65,215
*	Nomad Building Solutions, Ltd.	27,943	42,850
# *	Novogen, Ltd. Sponsored ADR	2,215	16,147
	Nufarm, Ltd.	61,530	870,063
*	Nylex, Ltd.	7,642	3,177
#	Oakton, Ltd.	24,490	82,047
*	Oceana Gold Corp.	11,340	6,170
	Oil Search, Ltd.	412,408	2,107,002
	Onesteel, Ltd.	257,756	1,505,985
	Orica, Ltd.	59,883	1,268,267
	Origin Energy, Ltd.	254,580	3,511,920
*	Otto Energy, Ltd.	96,000	28,584
	Over Fifty Group, Ltd.	7,426	5,671
	OZ Minerals, Ltd.	651,919	970,579
	Pacific Brands, Ltd.	315,115	598,250
# *	Paladin Energy, Ltd.	201,878	995,992
# *	Pan Pacific Petroleum NL	255,023	52,281
*	PanAust, Ltd.	453,343	335,127
	Panoramic Resources, Ltd.	73,635	137,262
	Paperlinx, Ltd.	258,482	429,703
	Peet, Ltd.	58,043	122,023
#	Perilya, Ltd.	40,912	18,397
#	Perpetual Trustees Australia, Ltd.	13,562	517,927
# *	Petsec Energy, Ltd.	48,701	16,768
*	Pharmaxis, Ltd.	21,043	39,671
	Photon Group, Ltd.	36,655	92,364
*	Planet Gas, Ltd.	20,000	1,823
#	Platinum Asset Mangement, Ltd.	42,020	128,907
# *	Platinum Australia, Ltd.	26,154	55,942
	PMP, Ltd.	166,924	177,819
*	Port Bouvard, Ltd.	77,271	29,714
*	Portman, Ltd.	49,281	786,750
*	Poseidon Nickel, Ltd.	48,747	29,138
	Primary Health Care, Ltd.	154,590	692,976
	Prime Media Group, Ltd.	28,742	58,658
	Programmed Maintenance Service, Ltd.	44,949	150,183
*	pSivida Corp.	12,005	32,988
	Publishing and Broadcasting, Ltd.	105,136	292,069
	Qantas Airways, Ltd.	275,071	791,902
	QBE Insurance Group, Ltd.	99,743	2,028,579
# *	Queensland Gas Co., Ltd.	42,060	152,179
#	Ramsay Health Care, Ltd.	44,747	413,269
#	RCR Tomlinson, Ltd.	56,644	57,572
*	Realestate.com.au, Ltd.	6,400	27,419

#	Reckon, Ltd.	26,821	26,680
#	Redflex Holdings, Ltd.	39,880	89,314
	Reece Australia, Ltd.	1,214	20,804
*	Resolute Mining, Ltd.	82,808	113,203
#	Reverse Corp., Ltd.	5,700	9,126
#	Ridley Corp., Ltd.	152,610	147,518
	Rio Tinto, Ltd.	14,393	1,560,538
*	Riversdale Mining, Ltd.	60,591	536,885
# *	Roc Oil Co., Ltd.	151,146	153,628
#	SAI Global, Ltd.	62,551	163,454
*	Salinas Energy, Ltd.	202,300	51,788
#	Salmat, Ltd.	57,137	165,722
	Santos, Ltd.	143,177	2,449,261
*	Sedgman, Ltd.	8,836	20,382
#	Seek, Ltd.	22,728	101,894
#	Select Harvests, Ltd.	12,751	61,724
#	Servcorp, Ltd.	28,437	89,568
#	Service Stream, Ltd.	80,359	67,891
#	Seven Network, Ltd.	75,873	507,692
#	Sigma Pharmaceuticals, Ltd.	485,265	538,671
*	Silex System, Ltd.	25,448	155,925
	Sims Group, Ltd.	45,991	1,348,182
# *	Sino Gold Mining, Ltd.	76,973	280,665
*	Sino Strategic International, Ltd.	9,056	9,512
	Skilled Group, Ltd.	6,426	15,887
#	SMS Management & Technology, Ltd.	19,013	62,713
	Sonic Healthcare, Ltd.	131,580	1,623,544
	SP Ausnet	295,376	290,215
	SP Telemedia, Ltd.	238,005	32,534
	Spark Infrastructure Group	306,303	405,764
	Specialty Fashion Group, Ltd.	15,256	9,978
# *	Sphere Investments, Ltd. (6162272)	41,187	56,846
*	Sphere Investments, Ltd. (B1X1CW2)	770	—
#	Spotless Group, Ltd.	97,101	301,509
# *	St. Barbara, Ltd.	312,252	57,236
#	St. George Bank, Ltd.	59,246	1,527,910
	Staging Connections Group, Ltd.	15,000	2,439
	Straits Resources, Ltd.	69,392	327,418
	Structural Systems, Ltd.	24,031	49,563
*	Stuart Petroleum, Ltd.	5,000	5,270
#	STW Communications Group, Ltd.	102,740	121,109
	Suncorp-Metway, Ltd.	155,042	1,505,296
# *	Sundance Resources, Ltd.	490,142	105,401
	Sunland Group, Ltd.	99,713	204,185
*	Sunshine Gas, Ltd.	20,122	48,735
	Super Cheap Auto Group, Ltd.	37,900	85,837
*	Symex Holdings, Ltd.	21,158	8,438
	TABCORP Holdings, Ltd.	162,727	1,188,725
	Talent2 International, Ltd.	34,052	46,364
# *	Tamaya Resources, Ltd.	212,253	5,618
*	Tap Oil, Ltd.	67,582	66,092
	Tassal Group, Ltd.	49,975	100,268

	Tatts Group, Ltd.	249,155	557,760
	Technology One, Ltd.	52,236	40,264
	Telstra Corp., Ltd.	16,750	62,177
#	Telstra Corp., Ltd. ADR	36,500	683,685
#	Ten Network Holdings, Ltd.	285,906	412,237
*	Terramin Australia, Ltd.	23,000	39,260
	TFS Corp., Ltd.	80,033	94,454
	Thakral Holdings Group	231,596	149,039
#	The Reject Shop, Ltd.	8,292	76,613
#	Timbercorp, Ltd.	160,788	116,633
*	TNG, Ltd.	10,692	649
	Toll Holdings, Ltd.	181,250	1,073,148
	Tower Australia Group, Ltd.	170,831	434,040
# *	Transfield Services Infrastructure Fund	109,261	134,089
#	Transfield Services, Ltd.	71,060	510,808
# *	Transpacific Industries Group, Ltd.	46,719	279,911
#	Transurban Group	83,560	386,458
#	Troy Resources NL	24,261	33,296
	Trust Co., Ltd.	9,076	59,715
*	Unilife Medical Solutions, Ltd.	53,137	13,167
#	United Group, Ltd.	56,996	668,970
*	United Minerals Corp. NL	13,517	22,267
#	UXC, Ltd.	76,069	67,517
# *	Ventracor, Ltd.	129,038	22,613
*	View Resources, Ltd.	143,288	15,995
	Village Roadshow, Ltd.	39,124	57,035
#	Virgin Blue Holdings, Ltd.	621,995	305,059
	Vision Group Holdings, Ltd.	25,624	39,062
	Washington H. Soul Pattinson & Co., Ltd.	114,312	1,097,581
#	Watpac, Ltd.	39,676	91,111
	Wattyl, Ltd.	48,895	56,423
*	WDS, Ltd.	19,332	40,998
	Webjet, Ltd.	37,950	45,581
	Webster, Ltd.	13,125	11,884
	Wesfarmers, Ltd. (6948836)	45,237	1,186,012
	Wesfarmers, Ltd. (B291502)	4,668	125,570
#	West Australian Newspapers Holdings, Ltd.	36,588	284,239
# *	Western Areas NL	19,985	158,592
	Westpac Banking Corp.	43,474	868,817
	Westpac Banking Corp. Sponsored ADR	36,800	3,675,584
*	White Energy Co., Ltd.	11,522	37,386
	Whitehaven Coal, Ltd.	47,473	147,095
	WHK Group, Ltd.	138,538	129,758
	Wide Bay Australia, Ltd.	11,602	92,372
*	Windimurra Vanadium, Ltd.	62,376	128,096
	Woodside Petroleum, Ltd.	14,045	754,399
	Woolworths, Ltd.	58,361	1,408,982
#	WorleyParsons, Ltd.	13,419	422,416
*	Wotif.com Holdings, Ltd.	13,184	40,486
TOTAL COMMON STOCKS			141,704,470

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	21,739	26,586

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Rights 06/30/10	51,044	4,339
*	Leighton Holdings, Ltd. Rights 09/11/08	517	4,960
*	Macmin Silver, Ltd. Rights 09/19/08	72,364	—
TOTAL RIGHTS/WARRANTS			9,299
TOTAL — AUSTRALIA			141,740,355

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
#	Agrana Beteiligungs AG	2,061	161,667
	Andritz AG	6,548	401,564
# *	A-TEC Industries AG	1,282	117,510
# *	Austrian Airlines AG	22,234	194,981
*	BWIN Interactive Entertainment AG	5,610	155,549
	BWT AG	2,227	66,401
# *	CA Immobilien Anlagen AG	4,844	69,897
	Constantia Packaging AG	1,847	127,482
*	Conwert Immobilien Invest AG	1,021	14,944
#	Erste Group Bank AG	69,294	4,141,015
#	EVN AG	15,739	414,134
	Flughafen Wien AG	4,989	404,660
	Frauenthal Holding AG	198	4,410
*	Intercell AG	6,952	304,230
	Lenzing AG	627	287,911
	Mayr-Melnhof Karton AG	5,046	397,435
	Oberbank AG	2,160	148,793
	Oesterreichische Elektrizitaetswirtschafts AG	3,568	269,026
	Oesterreichische Post AG	12,676	500,917
	OMV AG	55,308	3,543,392
#	Palfinger AG	2,328	51,914
	Raiffeisen International Bank-Holding AG	12,205	1,334,161
*	RHI AG	9,032	409,134
	Rosenbauer International AG	1,136	53,053
*	S&T System Integration & Technology Distribution AG	653	31,098
	Schoeller-Bleckmann Oilfield Equipment AG	2,096	174,118
# *	Sparkassen Immobilien AG	3,794	30,519
	Telekom Austria AG	13,736	295,250
#	Telekom Austria AG ADR	4,200	181,918
#	Uniqa Versicherungen AG	35,238	1,019,322
	Voestalpine AG	38,952	2,108,511
*	Warimpex Finanz und Beteiligungs AG	2,706	19,196
	Wiener Staedtische Versicherung AG	17,459	1,086,254
#	Wienerberger AG	49,470	1,298,171
	Wolford AG	994	29,722
	Zumtobel AG	17,535	282,663
TOTAL COMMON STOCKS			20,130,922

RIGHTS/WARRANTS — (0.0%)
*	Austrian Airlines AG Rights 09/08/08	22,234	—
TOTAL — AUSTRIA			20,130,922

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
	Ackermans & Van Haaren	13,659	1,353,796
*	Agfa Gevaert NV	73,076	581,949
	Banque Nationale de Belgique	133	584,961
	Barco NV	6,896	322,015
	Bekaert SA	6,088	1,061,644
*	Belgacom SA	14,164	563,998
	Colruyt SA	2,295	625,709
	Compagnie d’Entreprises CFE	2,582	270,973
	Compagnie Immobiliere de Belgique SA	1,158	67,751
#	Compagnie Maritime Belge SA	2,791	148,497
#	Deceuninck NV	4,534	48,990
	Delhaize Group	4,167	268,830
#	Delhaize Group Sponsored ADR	49,738	3,189,698
#	Dexia SA	182,234	2,575,404
	Distrigaz	32	316,192
	D’Ieteren NV SA	1,459	367,079
	Duvel Moorgat SA	360	21,817
	Econocom Group SA	3,302	40,597
#	Elia System Operator SA NV	5,992	231,055
	Euronav SA	11,922	504,342
#	Exmar NV	4,114	108,368
	Fortis	407,937	5,648,401
	Image Recognition Integrated Systems (I.R.I.S.)	843	62,432
	InBev NV	9,749	675,826
# *	Innogenetics NV	2,604	24,579
	Ion Beam Application	2,356	53,224
	Jensen-Group NV	2,121	25,598
	KBC Groep NV	21,236	2,017,596
	Kinepolis	1,436	50,701
#	Melexis NV	4,772	73,054
	Mobistar SA	4,247	314,435
	Omega Pharma SA	9,348	473,130
# *	Option NV	12,234	60,509
# *	Real Software NV	100,171	36,717
	Recticel SA	7,379	90,405
	Rosier SA	38	21,721
	Roularta Media Group NV	1,066	38,189
	Sapec SA	208	37,211
	Sioen Industries NV	4,626	49,548
	Sipef NV	539	316,315
	Solvay SA	15,657	1,916,966
*	Spector Photo Group SA	12,000	17,571
*	Telenet Group Holding NV	17,551	399,759
	Tessenderlo Chemie NV	14,046	776,672

	UCB SA (5596991)	72,474	2,834,084
#	UCB SA (5675588)	546	21,599
	Umicore	16,141	707,319
	Van De Velde NV	1,294	51,076
	VPK Packaging Group SA	1,132	41,304
TOTAL COMMON STOCKS			30,089,606

RIGHTS/WARRANTS — (0.0%)
*	Real Software NV STRIP VVPR	63,424	930
TOTAL — BELGIUM			30,090,536

CANADA — (7.4%)
COMMON STOCKS — (7.4%)
*	20-20 Technologies, Inc.	600	2,373
*	Aastra Technologies, Ltd.	7,900	115,174
*	Abitibibowater, Inc.	4,682	30,778
*	Absolute Software Corp.	12,400	155,321
*	Accrete Energy, Inc.	7,800	45,839
# *	Adanac Molybdenum Corp.	20,300	7,839
	Addax Petroleum Corp.	5,400	206,327
	Aecon Group, Inc.	18,200	287,107
*	AEterna Zentaris, Inc.	6,800	7,813
	AGF Management, Ltd. Class B	52,749	1,215,641
	Agnico Eagle Mines, Ltd.	11,531	661,908
	Agrium, Inc.	18,100	1,530,948
*	Ainsworth Lumber Co., Ltd.	519	1,491
*	Akela Pharma, Inc.	529	473
	Akita Drilling, Ltd.	5,400	62,808
*	Alamos Gold, Inc.	32,600	188,821
*	AlarmForce Industries, Inc.	2,900	13,820
*	Alberta Clipper Energy, Inc.	18,800	48,868
*	Alexco Resource Corp.	9,700	24,940
#	Alimentation Couche-Taro, Inc. Class B	54,800	670,936
*	Allen-Vanguard Corp.	15,000	15,963
# *	Altius Minerals Corp.	9,000	55,858
	Amerigo Resources, Ltd.	45,100	63,288
	Amica Mature Lifestyles, Inc.	1,600	9,403
*	Anderson Energy, Ltd.	37,400	133,848
	Andrew Peller, Ltd.	1,700	14,858
# *	Angiotech Pharmaceuticals, Inc.	37,400	69,742
*	Antrim Energy, Inc.	51,600	136,557
*	Anvil Mining, Ltd.	35,100	239,664
*	Apollo Gold Corp.	22,000	7,045
*	Aquiline Resources, Inc.	6,100	36,366
*	Arawak Energy, Ltd.	36,500	48,126
# *	Arsenal Energy, Inc.	23,500	15,714
	Astral Media, Inc. Class A	29,994	938,972
#	Atco, Ltd. Class 1	9,400	429,365
*	Atna Resource, Ltd.	5,200	3,134
*	Atrium Innovations, Inc.	6,714	98,958

*	ATS Automation Tooling System, Inc.	41,440	339,154
*	Augusta Resource Corp.	25,200	120,328
# *	Aurelian Resources, Inc.	23,000	131,051
*	Aurizon Mines, Ltd.	17,600	54,700
# *	Aurora Energy Resources, Inc.	7,000	15,031
# *	AXIA NetMedia Corp.	25,200	56,960
*	Azure Dynamics Corp.	51,000	10,807
*	Baffinland Iron Mines Corp.	42,300	62,944
*	Baja Mining Corp.	20,100	16,658
# *	Ballard Power Systems, Inc.	39,400	182,565
#	Bank of Montreal	96,273	4,218,857
#	Bank of Nova Scotia	121,101	5,594,278
*	Bankers Petroleum, Ltd.	40,733	186,057
	Barrick Gold Corp.	114,217	3,974,683
	BCE, Inc.	20,716	784,898
	Bell Aliant Regional Communications Income Fund	1,300	34,061
*	Berens Energy, Ltd.	26,800	25,997
# *	BioMS Medical Corp.	21,900	67,239
*	Bioniche Life Sciences, Inc.	3,000	1,497
*	BioteQ Environmental Technologies, Inc.	4,900	14,075
#	Biovail Corp.	84,200	919,872
*	Birch Mountain Resources, Ltd.	1,200	226
*	Birchcliff Energy, Ltd.	35,600	428,152
	BMTC Group, Inc.	4,800	84,762
*	BNK Petroleum, Inc.	10,779	17,765
	Bombardier, Inc. Class B	136,200	1,058,250
*	Boralex, Inc. Class A	13,700	186,443
*	Bow Valley Energy, Ltd.	30,600	129,397
	BPO Properties, Ltd.	600	29,243
*	Breaker Energy, Ltd.	11,900	118,574
*	Breakwater Resources, Ltd.	141,200	45,214
	Brookfield Asset Management, Inc. Series A	9,174	284,689
#	Brookfield Properties Corp.	7,500	157,727
	Buhler Industries, Inc.	383	2,092
*	Cadence Energy, Inc.	27,439	174,433
	CAE, Inc.	67,146	708,264
*	Caledonia Mining Corp.	83,000	11,335
	Calfrac Well Services, Ltd.	13,900	334,082
	Calian Technologies, Ltd.	1,000	11,754
*	Calvalley Petroleum, Inc.	21,600	51,671
	Cameco Corp.	21,100	634,709
#	Canaccord Capital, Inc.	18,800	162,893
	Canada Bread Co., Ltd.	7,100	401,205
*	Canadian Gold Hunter, Corp.	15,000	22,956
*	Canadian Hydro Developers, Inc.	72,500	318,869
#	Canadian Imperial Bank of Commerce	114,980	6,948,829
#	Canadian National Railway Co.	48,800	2,560,414
	Canadian National Resources, Ltd.	56,600	4,831,629
#	Canadian Pacific Railway, Ltd.	50,815	3,100,203
# *	Canadian Royalties, Inc.	50,400	46,043
*	Canadian Superior Energy, Inc.	51,900	198,939
#	Canadian Tire Corp. Class A	23,310	1,184,819

	Canadian Utilities, Ltd. Class A	10,700	434,328
#	Canadian Western Bank	31,500	709,032
*	Canadian Zinc Corp.	74,236	32,511
	Canam Group, Inc. Class A	22,300	196,579
*	Candax Energy	53,500	34,263
# *	Candente Resource Corp.	9,800	7,937
*	Canfor Corp.	53,500	547,193
*	Cangene Corp.	15,100	65,986
# *	CanWest Global Communications Corp.	36,200	103,302
*	Capstone Mining Corp.	36,600	107,201
# *	Cardero Resource Corp.	18,400	35,525
*	Cardiome Pharma Corp.	12,700	112,073
*	Carpathian Gold, Inc.	17,400	4,752
	Cascades, Inc.	44,965	296,012
*	Caspian Energy, Inc.	18,000	3,645
# *	Catalyst Paper Corp.	145,498	165,806
	CCL Industries, Inc. Class B	14,200	470,079
*	CE Franklin, Ltd.	4,300	42,522
*	Celestica, Inc.	119,300	1,010,084
*	Celtic Exploration, Ltd.	16,900	252,274
*	Ceramic Protection Corp.	500	678
*	Certicom Corp.	17,600	26,852
*	CGI Group, Inc.	166,700	1,819,602
# *	Chariot Resouces, Ltd.	63,000	33,820
	CHC Helicopter Corp. Class A	9,100	260,882
*	Cinch Energy Corp.	19,600	34,150
	Cinram International, Inc. Income Fund	5,000	23,545
	Clairvest Group, Inc.	1,000	13,891
#	Clarke, Inc.	13,900	91,637
*	Claude Resources, Inc.	32,600	19,343
*	Coalcorp Mining, Inc.	29,957	37,524
*	Coastal Contacts, Inc.	16,400	12,665
*	COM DEV International, Ltd.	18,600	56,932
*	Comaplex Minerals Corp.	6,900	38,990
*	Compton Petroleum Corp.	51,200	435,909
	Congeco Cable, Inc.	10,600	439,254
# *	Connacher Oil & Gas, Ltd.	123,400	476,493
	Constellation Software, Inc.	800	22,226
*	CoolBrands International, Inc.	500	334
	Corby Distilleries, Ltd.	6,600	123,696
*	Corridor Resources, Inc.	31,400	171,520
	Corus Entertainment, Inc. Class B	43,900	807,466
*	Cott Corp.	14,000	26,634
# *	Crew Energy, Inc.	35,508	501,620
# *	Crew Gold Corp.	6,000	3,221
*	CryoCath Technologies, Inc.	9,100	38,138
# *	Crystallex International Corp.	43,500	56,946
	Dalsa Corp.	9,100	82,275
*	Delphi Energy Corp.	33,300	78,405
# *	Denison Mines Corp.	105,220	595,566
*	DiagnoCure, Inc.	1,500	4,379
*	Discovery Air, Inc. Class A	22,800	13,957

# *	Divestco, Inc.	10,300	17,849
*	Domtar Corp.	100,600	575,101
	Dorel Industries, Inc. Class B	16,800	534,632
*	Dundee Corp. Class A	24,900	331,828
*	Dundee Precious Metals, Inc.	26,100	135,195
	DundeeWealth, Inc.	27,900	394,142
*	Eastern Platinum, Ltd.	336,500	497,556
*	Eastmain Resources, Inc.	27,600	32,492
	easyhome, Ltd.	400	6,206
*	Eldorado Gold Corp.	67,400	535,747
# *	Ember Resources, Inc.	7,900	10,416
	Emera, Inc.	8,200	181,948
	Empire Co., Ltd. Class A	16,300	716,445
#	Enbridge, Inc.	69,909	2,931,859
#	EnCana Corp.	78,700	5,915,471
# *	Endeavour Silver Corp.	20,100	45,432
	Enghouse Systems, Ltd.	6,100	31,454
	Ensign Energy Services, Inc.	63,600	1,432,168
*	Entree Gold, Inc.	3,700	7,353
*	Equinox Minerals, Ltd.	96,900	365,040
	Equitable Group, Inc.	4,855	96,524
*	Erdene Resource Development Corp.	25,600	19,288
*	Etruscan Resources, Inc.	15,100	13,510
*	Euro Goldfields, Ltd.	82,200	328,243
#	Evertz Technologies, Ltd.	11,200	212,545
	Exco Technologies, Ltd.	7,600	16,463
*	Exfo Electro-Optical Engineering, Inc.	16,400	69,041
*	Fairborne Energy, Ltd.	32,976	421,750
#	Fairfax Financial Holdings, Inc.	7,000	1,536,071
*	Far West Mining, Ltd.	10,800	36,414
*	Farallon Resources, Ltd.	99,000	52,213
	Finning International, Inc.	31,600	719,021
# *	First Calgary Petroleums, Ltd. Class A	142,000	337,013
*	First Nickel, Inc.	44,600	8,821
	First Quantum Minerals, Ltd.	4,113	265,342
*	Firstservice Corp.	5,200	85,704
*	Flint Energy Services, Ltd.	22,200	366,724
*	FNX Mining Co., Inc.	41,966	612,613
*	Formation Capital Corp.	53,900	24,874
# *	Forsys Metals Corp.	22,300	103,960
	Fortis, Inc.	32,400	795,811
*	Fortune Minerals, Ltd.	15,400	18,855
	Forzani Group, Ltd. Class A	20,000	263,703
*	Fraser Papers, Inc.	6,400	9,885
# *	Fronteer Development Group, Inc.	43,300	149,254
*	Frontera Copper Corp.	9,400	18,591
*	Galleon Energy, Inc. Class A	36,100	480,744
# *	Garda World Security Corp. Class A	10,200	122,192
*	GBS Gold International, Inc.	42,400	8,386
*	Genesis Land Development Corp.	8,400	27,610
	Gennum Corp.	13,900	126,590
#	George Weston, Ltd.	16,800	745,700

	Gerdau Ameristeel Corp.	50,000	706,348
*	Gildan Activewear, Inc.	15,300	359,085
*	Glacier Media, Inc.	21,200	76,869
# *	Glencairn Gold Corp.	20,521	13,529
	Glentel, Inc.	3,300	29,836
*	Globestar Mining Corp.	35,100	42,313
	Gluskin Shef & Associates, Inc.	1,200	21,733
*	GLV, Inc.	4,500	53,188
# *	Gold Eagle Mines, Ltd.	47,300	536,791
	Goldcorp, Inc.	111,389	3,789,198
# *	Golden Star Resources, Ltd.	142,600	213,537
# *	Grande Cache Coal Corp.	62,000	305,971
*	Great Basin Gold, Ltd.	97,900	252,633
*	Great Canadian Gaming Corp.	31,100	250,721
*	Great Plains Exploration, Inc.	3,500	2,208
#	Great West Lifeco, Inc.	33,700	1,018,808
*	Grey Wolf Exploration, Inc.	12,200	27,001
*	Greystar Resources, Ltd.	6,700	14,198
*	Guyana Goldfields, Inc.	4,300	13,729
*	Hanfeng Evergreen, Inc.	14,800	135,483
	Harry Winston Diamond Corp.	34,000	666,039
*	Hemisphere GPS, Inc.	17,000	49,312
*	Heroux-Devtek, Inc.	11,000	72,518
# *	High River Gold Mines, Ltd.	167,900	109,108
*	Highpine Oil & Gas, Ltd.	33,600	430,364
*	Hillsborough Resources, Ltd.	15,100	11,946
	Home Capital Group, Inc.	12,100	393,723
# *	HudBay Minerals, Inc.	76,109	769,835
#	Husky Energy, Inc.	11,800	521,654
# *	Hydrogenics Corp.	17,500	22,415
	IAMGOLD Corp.	180,482	1,189,842
#	IGM Financial, Inc.	28,900	1,208,204
*	Imax Corp.	11,300	81,094
*	Imperial Metals Corp.	11,300	80,882
	Imperial Oil, Ltd.	9,203	473,324
*	Indigo Books & Music, Inc.	3,600	50,857
#	Industrial Alliance Insurance & Financial Services, Inc.	47,700	1,659,931
	ING Canada, Inc.	14,800	557,544
	Inmet Mining Corp.	25,494	1,535,450
# *	Insta-Rent, Inc.	6,400	2,803
*	Inter-Citic Minerals, Inc.	9,600	8,589
*	Intermap Technologies, Ltd.	12,300	55,024
*	International Forest Products, Ltd. Series A	21,300	107,322
	International Royalty Corp.	34,600	109,164
*	Intertape Polymer Group, Inc.	18,300	51,705
*	Intrinsyc Software International, Inc.	66,000	22,999
*	Iteration Energy, Ltd.	98,458	580,474
*	Ivanhoe Energy, Inc.	78,800	175,886
*	Ivanhoe Mines, Ltd.	20,600	231,842
*	Ivernia, Inc.	57,500	29,784
	Jean Coutu Group PJC, Inc. Class A	70,300	559,460
*	Jinshan Gold Mines, Inc.	28,700	35,949

# *	Kaboose, Inc.	31,100	21,089
	Killam Proper, Inc.	1,325	8,860
*	Kimber Resources, Inc.	15,200	18,180
	Kingsway Financial Services, Inc.	32,500	287,719
	Kinross Gold Corp.	148,838	2,453,066
# *	Kirkland Lake Gold, Inc.	11,500	80,364
*	Labopharm, Inc.	20,600	25,415
*	Lake Shore Gold Corp.	59,100	72,915
# *	Laramide Resources, Ltd.	4,800	13,562
	Laurentian Bank of Canada	13,740	520,200
	Le Chateau, Inc.	5,800	75,381
	Leon’s Furniture, Ltd.	24,200	272,358
	Linamar Corp.	29,700	330,342
*	Lions Gate Entertainment Corp.	2,900	29,174
	Loblaw Companies, Ltd.	36,600	1,044,089
*	Logibec Group Informatique	400	7,783
*	Lundin Mining Corp.	176,959	846,630
*	MacDonald Dettweiler & Associates, Ltd.	13,200	371,087
*	Mad Catz Interactive, Inc.	10,100	7,324
*	Magellan Aerospace Corp.	9,680	38,107
	Magna International, Inc. Class A	33,987	1,951,900
# *	Mahalo Energy, Ltd.	18,300	38,778
*	Major Drilling Group International, Inc.	9,200	372,575
*	Malaga, Inc.	1,000	207
	Manitoba Telecom Services, Inc.	12,300	483,057
#	Manulife Financial Corp.	183,673	6,592,370
	Maple Leaf Foods, Inc.	38,400	316,444
*	March Networks Corp.	5,000	23,545
	Marsulex, Inc.	1,200	14,556
*	Martinrea International, Inc.	28,500	195,941
	Matrikon, Inc.	7,200	33,566
*	MAXIM Power Corp.	16,937	82,149
*	MDC Partners, Inc. Class A	9,200	73,649
*	MDN, Inc.	24,200	23,475
*	MDS, Inc.	70,726	1,083,737
*	Mediagrif Interactive Technologies, Inc.	1,100	3,957
*	MEGA Brands, Inc.	11,200	29,007
*	Mega Uranium, Ltd.	56,500	86,735
	Melcor Developments, Ltd.	4,200	55,378
	Methanex Corp.	56,500	1,435,647
	Metro, Inc. Class A	56,500	1,569,740
*	MGM Energy Corp.	248	126
#	Mi Developments, Inc.	10,100	214,023
*	Midnight Oil Exploration, Ltd.	4,200	9,375
*	Migao Corp.	14,700	105,218
# *	Minco Silver Corp.	6,700	10,727
*	Miranda Technologies, Inc.	10,800	76,286
	Morguard Corp.	2,000	61,104
	Mosaid Technologies, Inc.	6,100	91,747
#	National Bank of Canada	48,400	2,280,060
*	Neo Material Technologies, Inc.	21,900	62,495
# *	Neurochem, Inc.	4,300	5,265

	Nexen, Inc.	116,314	3,645,630
	Niko Resources, Ltd.	11,000	798,738
#	Norbord, Inc.	38,700	171,303
*	Nortel Networks Corp.	37,510	226,798
# *	North American Palladium, Ltd.	31,700	134,347
	Northbridge Financial Corp.	12,500	336,692
*	Northgate Minerals Corp.	154,200	239,621
*	Northstar Aerospace, Inc.	4,400	5,801
#	Nova Chemicals Corp.	48,300	1,401,055
*	Nuvista Energy, Ltd.	42,513	600,579
*	Oilexco, Inc.	24,300	344,429
*	Olympus Pacific Minerals, Inc.	13,600	2,370
*	Oncolytics Biotech, Inc.	15,300	26,946
	Onex Corp.	45,900	1,234,173
*	Open Range Energy Corp.	9,100	38,738
# *	Open Text Corp.	26,800	952,816
*	OPTI Canada, Inc.	103,221	1,871,355
*	Orvana Minerals, Corp.	35,300	20,612
# *	Pacific Rubiales Energy Corp.	23,274	226,646
*	Paladin Labs, Inc.	4,600	46,312
*	Pan Amer Silver Corp.	29,600	794,500
*	Paramount Resources, Ltd. Class A	20,000	289,697
*	Parkbridge Lifestyles Communities, Inc.	4,000	20,343
	Pason Systems, Inc.	9,219	134,404
*	Patheon, Inc.	33,600	109,806
*	Pearl Exploration & Production, Ltd.	5,658	8,792
*	Pelangio Mines, Inc.	27,200	81,462
#	Penn West Energy Trust	4,694	137,796
# *	Petaquilla Minerals, Ltd.	18,400	20,448
# *	Petrobank Energy & Resources, Ltd.	12,449	549,876
	Petro-Canada	88,500	3,913,237
*	Petrolifera Petroleum, Ltd.	18,900	91,670
# *	Platinum Group Metals Ltd.	1,800	4,611
*	Points International, Ltd.	64,200	48,975
*	Polaris Miner Corp.	6,700	25,177
# *	PolyMet Mining Corp.	16,300	53,729
	Potash Corp. of Saskatchewan, Inc.	9,400	1,635,660
#	Power Corp. of Canada, Ltd.	105,700	3,273,136
#	Power Financial Corp.	44,500	1,451,342
	Precision Drilling Trust	1,500	31,842
*	ProEx Energy, Ltd.	19,800	378,546
*	Profound Energy, Inc.	13,400	46,947
*	ProMetic Life Sciences, Inc.	41,000	13,129
*	ProspEx Resouces, Ltd.	19,132	55,677
	Pulse Data, Inc.	27,900	74,099
*	Pure Energy Services, Ltd.	9,000	45,051
*	Q9 Networks, Inc.	6,800	107,335
*	Qgx, Ltd.	21,000	97,306
*	QLT, Inc.	40,600	152,948
# *	Quadra Mining, Ltd.	37,800	603,419
	Quebecor, Inc. Class B	24,600	656,355
# *	Queenston Mining, Inc.	6,500	13,529

	Quest Capital Corp.	81,336	131,755
# *	Questerre Energy Corp.	29,300	76,713
*	Redcorp Ventures, Ltd.	99,500	12,182
#	Reitmans Canada, Ltd.	29,900	460,412
	Rentcash, Inc.	6,400	37,973
*	Research In Motion, Ltd.	15,600	1,900,708
*	Resin Systems, Inc.	34,800	26,220
# *	Resverlogix Corp.	4,300	35,921
	Richelieu Hardware, Ltd.	7,800	140,309
*	Richmont Mines, Inc.	14,300	37,036
	Ritchie Brothers Auctioneers, Inc.	12,400	330,495
*	Rock Energy, Inc.	8,800	37,212
	Rogers Communications, Inc. Class B	13,500	489,245
*	RONA, Inc.	61,900	787,013
#	Rothmans, Inc.	13,100	367,659
#	Royal Bank of Canada	162,793	7,474,250
*	Royal Laser Corp.	16,500	11,344
*	Rubicon Minerals Corp.	56,800	98,429
#	Russel Metals, Inc.	36,700	1,061,459
	Samuel Manu-Tech, Inc.	4,700	48,647
	Saputo, Inc.	21,800	565,839
*	Saskatchewan Wheat Pool, Inc.	137,800	1,589,800
	Savanna Energy Services Corp.	35,300	666,903
*	Saxon Energy Services, Inc.	43,400	286,118
	Sceptre Invesment Counsel, Ltd.	900	7,459
# *	Scorpio Mining Corp.	32,467	27,214
*	SEMAFO, Inc.	72,200	89,077
#	Shaw Communications, Inc. Class B	26,500	571,529
	ShawCor, Ltd.	23,300	647,125
	Sherritt International Corp.	172,200	1,548,794
	Shoppers Drug Mart Corp.	16,300	850,461
*	Shore Gold, Inc.	110,727	155,381
# *	Sierra Wireless, Inc.	16,500	211,028
# *	Silver Standard Resources, Inc.	22,900	581,666
*	Silver Wheaton Corp.	62,700	726,323
	Silvercorp Metals, Inc.	28,300	118,339
*	Sino-Forest Corp.	73,600	1,386,325
	SNC-Lavalin Group, Inc.	4,000	199,661
	Softchoice Corp.	4,300	45,215
*	St. Andrew Goldfields, Ltd.	2,500	918
*	Stantec, Inc.	14,900	430,806
*	Starfield Resources, Inc.	45,300	37,544
	Stella-Jones, Inc.	1,800	50,688
*	Storm Cat Energy Corp.	500	306
*	Storm Exploration, Inc.	9,300	142,679
*	Stornoway Diamond Corp.	64,920	18,037
#	Sun Life Financial, Inc.	101,200	3,902,938
	Suncor Energy, Inc.	26,113	1,495,263
# *	SunOpta, Inc.	25,200	166,133
	Sun-Rype Products, Ltd.	100	848
*	Suramina Resources, Inc.	8,300	8,599
*	SXC Health Solutions Corp.	9,600	146,559

*	Tahera Diamond Corp.	15,580	514
#	Talisman Energy, Inc.	248,400	4,391,098
# *	Tanzanian Royalty Exploration Corp.	13,400	55,402
*	Taseko Mines, Ltd.	55,600	169,135
*	Teal Exploration & Mining, Inc.	3,000	10,171
*	Technicoil Corp.	33,900	25,861
#	Teck Cominco Class B	106,947	4,468,044
	Telus Corp.	16,961	681,283
# *	Tembec, Inc.	8,765	22,866
*	Tesco Corp. ADR	9,000	305,730
*	The Churchill Corp.	3,300	49,727
*	The Descartes Systems Group, Ltd.	19,800	67,131
#	The Thomson Corp.	41,300	1,390,540
*	Theratechnologies, Inc.	9,800	52,978
*	Thompson Creek Metals Company, Inc.	33,200	520,607
	Tim Hortons, Inc.	10,900	344,308
# *	Timminco, Ltd.	15,700	220,315
# *	TLC Vision Corp.	21,900	22,275
	TMX Group, Inc.	10,800	352,236
	Toromont Industries, Ltd.	25,800	789,697
#	Toronto Dominion Bank	144,760	8,470,464
#	Torstar Corp. Class B	30,000	432,285
#	Transalta Corp.	34,538	1,208,407
	Transat A.T., Inc. Class A	500	9,305
	Transat A.T., Inc. Class B	2,900	54,624
#	TransCanada Corp.	115,960	4,397,918
	Transcontinental, Inc. Class A	39,516	614,065
*	Transglobe Energy Corp.	19,300	73,434
*	Transition Therapeutics, Inc.	4,011	35,282
# *	Treasury Metals, Inc.	1,263	857
	Trican Well Service, Ltd.	49,600	1,001,529
*	TriStar Oil and Gas, Ltd.	57,881	1,160,564
*	TSO3, Inc.	22,700	14,324
*	Tundra Semiconductor Corp.	5,800	21,577
*	Turnkey E&P, Inc.	300	692
*	TUSK Energy Corp.	36,300	68,033
	TVA Group, Inc. Class B	3,000	37,239
*	UEX Corp.	23,700	69,194
	Uni-Select, Inc.	8,600	194,387
# *	Uranium One, Inc.	201,300	862,606
# *	Uranium Participation Corp.	24,800	201,801
*	Ur-Energy, Inc.	37,000	55,406
*	UTS Energy Corp.	101,400	391,543
*	Vecima Network, Inc.	400	1,846
*	Vector Aerospace Corp.	7,900	47,989
*	Verenex Energy, Inc.	13,200	101,567
*	Vero Energy, Inc.	11,800	104,464
*	Virginia Mines, Inc.	1,050	4,074
*	Vitran Corp., Inc.	2,400	41,432
*	Webtech Wireless, Inc.	15,500	42,188
	Wescast Industries, Inc.	1,500	6,633
*	Wesdome Gold Mines, Ltd.	19,800	17,342

# *	West 49, Inc.	4,500	2,204
*	West Energy, Ltd.	41,700	144,524
	West Fraser Timber Co., Ltd.	18,900	697,759
*	West Timmins Mining, Inc.	48,700	20,181
# *	Westaim Corp.	9,100	2,014
*	Western Canadian Coal Corp.	37,200	222,121
*	Western Copper Corp.	1,000	989
	Western Financial Group, Inc.	24,765	77,901
*	Westernzagros Resources, Ltd.	5,300	12,429
*	Westjet Airlines, Ltd.	18,000	255,472
*	Westport Innovations, Inc.	3,028	38,071
*	Wi-LAN, Inc.	34,200	66,029
	Winpak, Ltd.	17,260	73,962
*	Wireless Matrix Corp.	6,300	4,391
*	Xantrex Technology, Inc.	12,000	168,393
*	Xceed Mortgage Corp.	7,500	7,558
*	Xtreme Coil Drilling Corp.	10,200	84,055
	Yamana Gold, Inc.	196,816	2,137,209
# *	YM Biosciences, Ltd.	15,400	8,847
*	Yukon-Nevada Gold Corp.	82,780	17,931
# *	Zarlink Semiconductor, Inc.	40,900	28,119
	ZCL Composite, Inc.	7,700	60,843
TOTAL COMMON STOCKS			221,349,881

RIGHTS/WARRANTS — (0.0%)
*	Ainsworth Lumber Co., Ltd. Rights 07/29/13	1,128	329
*	Tembec, Inc. Warrants 03/03/12	3,478	1,572
TOTAL RIGHTS/WARRANTS			1,901
TOTAL — CANADA			221,351,782

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	190	2,125,670
	Aarhus Lokalbank A.S.	809	16,495
	Aktieselskabet Ringkjoebing Bank A.S.	1,140	85,226
#	Aktieselskabet Roskilde Bank A.S.	4,500	886
	Aktieselskabet Skjern Bank A.S.	210	13,619
	Alk-Abello A.S.	3,125	387,093
*	Alm. Brand A.S.	4,475	139,690
#	Amagerbanken A.S.	6,125	139,404
	Ambu A.S.	1,870	29,697
	Auriga Industries A.S. Series B	7,550	284,029
#	Bang & Olufsen Holding A.S. Series B	5,801	264,140
# *	Bavarian Nordic A.S.	2,630	108,586
#	BoConcept Holding A.S.	450	24,287
	Bonusbanken A.S.	6,000	14,426
# *	Brodrene Hartmann A.S. Series B	2,300	42,059
*	Brondbyernes I.F. Fodbold A.S. Series B	3,120	41,524
*	Capinordic A.S.	24,798	54,970
	Carlsberg A.S. Series B	16,610	1,474,503

#	Coloplast A.S.	3,250	232,684
	D/S Norden A.S.	9,925	937,746
#	Dalhoff, Larson & Horneman A.S. Series B	7,200	76,468
	Dampskibsselsk Torm A.S.	1,800	61,816
	Dampskibsselskabet Torm A.S. ADR	12,656	436,632
#	Danisco A.S.	28,444	1,909,757
	Danske Bank A.S.	79,518	2,237,608
	Dantherm Holding A.S.	1,600	33,287
	De Sammenslut Vogmaend	41,917	810,085
	DFDS A.S.	1,570	166,375
	DiBa Bank A.S.	970	27,698
	Djursland Bank A.S.	1,040	64,388
	East Asiatic Co., Ltd. A.S.	6,175	373,516
#	Fionia Bank A.S.	7,700	121,682
	FLSmidth & Co. A.S.	6,200	497,101
	Fluegger A.S. Series B	350	28,910
#	Forstaedernes Bank A.S.	8,600	127,482
*	Genmab A.S.	8,217	530,337
# *	GN Great Nordic A.S.	106,501	594,937
*	Greentech Energy Systems A.S.	19,140	253,785
	Gronlandsbanken	290	28,812
#	H&H International A.S. Series B	360	58,356
	H. Lundbeck A.S.	19,089	443,431
	Harboes Bryggeri A.S.	2,250	53,037
#	IC Companys A.S.	2,350	67,440
*	Jeudan A.S.	110	11,554
*	Jyske Bank A.S.	28,562	1,599,346
*	Lastas A.S. Series B	1,600	31,541
# *	Maconomy Corp. A.S.	10,500	21,437
	Mols-Linien A.S.	2,000	45,619
# *	NeuroSearch A.S.	4,479	237,198
	NKT Holding A.S.	11,145	632,390
	Nordjyske Bank A.S.	3,195	77,958
	Norresundby Bank A.S.	880	43,672
	Novo-Nordisk A.S. Series B	2,000	111,644
	Novo-Nordisk A.S. Sponsored ADR	18,100	1,005,636
#	Novozymes A.S. Series B	2,984	299,661
	Ostjydsk Bank A.S.	285	37,091
# *	Parken Sport & Entertainment A.S.	400	99,654
	Per Aarsleff A.S. Series B	913	110,315
# *	Pharmexa A.S.	10,000	5,132
	Ringkjoebing Landbobank Aktieselskab	2,762	335,293
#	Rockwool International A.S.	2,970	287,876
	Royal Unibrew A.S.	2,135	184,383
*	RTX Telecom A.S.	1,400	7,395
	Sanistal A.S. Series B	400	29,081
	Satair A.S.	1,488	61,734
#	Schouw & Co.	8,775	292,228
	SimCorp A.S.	900	132,404
#	Sjaelso Gruppen A.S.	10,558	174,668
*	Solar Holdings A.S. Series B	2,575	192,649
*	Sondagsavisen A.S.	3,000	18,292

#	Spar Nord Bank A.S.	26,746	397,077
	Sparbank	1,926	85,818
	Sparekassen Faaborg A.S.	240	67,962
	Sydbank A.S.	36,763	1,197,850
	Thrane & Thrane A.S.	2,075	122,549
	Tivoli A.S.	90	64,352
*	TK Development A.S.	14,700	168,782
*	Topdanmark A.S.	5,100	752,199
*	TopoTarget A.S.	6,900	15,731
#	Trygvesta A.S.	12,050	818,172
*	Vestas Wind Systems A.S.	14,350	1,947,201
	Vestjysk Bank A.S.	3,580	139,161
# *	William Demant Holding A.S.	2,485	119,955
TOTAL — DENMARK			27,402,334

FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
# *	Ahlstrom Oyj	14,350	305,179
	Alandsbanken AB Series B	1,000	36,225
*	Aldata Solutions Oyj	22,500	35,910
#	Alma Media	12,730	167,968
#	Amer Sports Oyj Series A	37,309	502,395
	Aspo Oyj	5,400	44,934
*	Atria P.L.C.	6,413	131,547
	BasWare Oyj	3,100	34,613
*	Biotie Therapies Corp.	16,215	13,324
	Cargotec Oyj Series B	20,326	623,131
	Componenta Oyj	4,400	74,363
	Comptel P.L.C.	18,978	38,862
#	Cramo Oyj	9,053	109,335
	Efore Oyj	7,109	9,844
*	Elcoteq SE	14,272	91,364
#	Elektrobit Corp.	49,002	61,767
	Elisa Oyj	76,185	1,625,167
	Etteplan Oyj	7,802	53,786
#	Finnair Oyj	37,713	297,314
	Finnlines Oyj	13,431	264,081
	Fiskars Oyj Abp Series A	19,051	284,308
	Fortum Oyj	93,417	3,834,377
#	F-Secure Oyj	10,500	39,748
	Glaston Oyj Abp	9,400	34,704
	HKScan Oyj Series A	7,400	69,783
	Huhtamaki Oyj	69,396	698,767
	Ilkka-Yhtyma Oyj	3,061	48,054
	KCI Konecranes Oyj	11,530	380,558
#	Kemira Oyj	38,994	487,368
	Kesko Oyj	37,857	1,166,195
	Kone Oyj Series B	21,973	680,538
	Laennen Tehtaat Oyj	1,800	42,115
#	Lassila & Tikanoja Oyj	11,330	256,555
	Lemminkainen Oyj	3,432	112,947

	Metso Corp. Oyj	52,775	2,051,125
	Metso Corp. Sponsored ADR	10,246	402,611
#	M-Real Oyj Series B	52,500	95,171
	Neste Oil Oyj	61,445	1,465,150
	Nokia Oyj	16,825	421,254
	Nokia Oyj Sponsored ADR	97,000	2,441,490
#	Nokian Renkaat Oyj	15,133	538,926
#	Okmetic Oyj	6,300	26,793
	Olvi Oyj Series A	3,350	105,662
	Oriola-KD Oyj Class A	1,000	3,520
	Oriola-KD Oyj Class B	40,746	143,209
	Orion Oyj Series A	12,965	244,088
	Orion Oyj Series B	35,639	670,808
	Outokumpu Oyj Series A	73,238	1,753,738
*	Outotec Oyj	7,186	326,443
	PKC Group Oyj	7,511	89,129
	Pohjola Bank P.L.C.	68,561	1,106,495
	Ponsse Oyj	1,694	26,267
	Poyry Oyj	10,794	261,934
#	Raisio P.L.C.	70,863	179,808
	Ramirent Oyj	10,000	69,514
	Rapala VMC Oyj	10,000	66,239
	Rautaruukki Oyj Series K	42,692	1,448,065
*	Ruukki Group Oyj	3,393	9,419
	Sampo Oyj	149,620	3,764,052
#	SanomaWSOY Oyj	42,693	847,269
	Scanfil Oyj	13,737	48,869
	Sponda Oyj	6,200	49,347
	Stockmann Oyj Abp Series A	6,932	204,376
#	Stockmann Oyj Abp Series B	11,525	324,896
	Stora Enso Oyj Series R	145,671	1,459,557
	Stora Enso Oyj Sponsored ADR	109,100	1,101,877
	SYSOPENDIGIA P.L.C.	5,039	23,340
	Talentum Oyj	3,423	14,334
	Tecnomen Oyj	21,200	32,904
#	Teleste Oyi	3,831	25,219
	TietoEnator Oyj	38,917	764,102
	Tiimari P.L.C.	4,700	24,168
	Trainers’ House P.L.C.	23,700	30,587
	Turkistuottajat Oyj	1,600	20,751
	UPM-Kymmene Oyj	253,737	4,335,250
	UPM-Kymmene Oyj Sponsored ADR	78,154	1,346,234
#	Uponor Oyj Series A	18,211	250,400
	Vacon Oyj	2,122	88,047
#	Vaisala Oyj Series A	3,796	154,702
	Wartsila Corp. Oyj Series B	22,522	1,293,423
	YIT Oyj	62,920	978,724
TOTAL — FINLAND			43,786,412

FRANCE — (6.4%)
COMMON STOCKS — (6.4%)
	Accor SA	18,544	1,226,336
	Aeroports de Paris	6,722	585,844
	Air France-KLM	80,517	1,937,157
	Air Liquide SA	21,045	2,556,133
*	Alcatel-Lucent SA	102,198	621,309
*	Alcatel-Lucent SA Sponsored ADR	71,900	444,342
	Alstom SA	11,096	1,127,156
*	Alten	6,975	270,505
*	Altran Technologies SA	54,991	480,372
	April Group SA	2,752	151,403
# *	Archos	364	3,616
	Arkema	33,923	1,636,304
# *	Aryzta AG	4,392	228,544
#	Assystem	9,074	142,285
	Atos Origin SA	36,155	1,943,076
	Aubay	3,818	26,824
	Audika SA	1,077	47,784
*	Avanquest Software	1,259	7,062
	AXA SA	3,554	113,399
	AXA SA Sponsored ADR	270,512	8,632,038
	Beneteau SA	11,930	202,401
	bioMerieux	2,180	237,148
	BNP Paribas SA	144,489	12,961,410
	Boiron SA	2,461	70,288
	Bonduelle SCA	1,853	176,148
	Bongrain SA	4,300	346,487
#	Bourbon SA	19,234	1,095,824
	Bouygues SA	50,878	3,066,484
*	Bull SA	7,653	27,609
	Canal Plus SA	10,302	106,130
	Capgemini SA	75,144	4,436,530
	Carbone Lorraine SA	6,253	356,004
	Carrefour SA	28,662	1,515,069
	Casino Guichard Perrachon SA	14,195	1,391,022
#	Cegedim SA	962	83,927
	Cegid Group	3,076	75,430
	Cie Generale D’Optique Essilor Intenational SA	12,078	642,522
	Ciments Francais SA	5,299	730,328
#	Clarins SA	6,468	525,691
# *	Club Mediterranee SA	7,197	324,631
	CNP Assurances	14,568	1,748,645
	Compagnie de Saint-Gobain	93,000	5,681,921
*	Compagnie Generale de Geophysique-Veritas SA	29,777	1,222,634
# *	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	54,695	2,247,964
	Compagnie Generale des Establissements Michelin Series B	33,295	2,158,181
	Credit Agricole SA	158,502	3,360,356
	CS Communication & Systemes	2,624	64,883
	Damartex SA	174	3,823
	Dassault Systemes SA	1,044	63,097
#	Dassault Systemes SA ADR	5,637	341,884
	Delachaux SA	5,583	560,521

	Derichebourg	25,343	178,890
	Dior (Christian) SA	5,258	559,326
	EDF Energies Nouvelles SA	2,253	148,060
#	Eiffage SA	2,914	193,575
	Electricite de France	7,994	683,680
#	Electricite de Strasbourg	606	108,209
#	Eramet SA	2,073	1,135,110
	Esso Ste Anonyme Francaise	1,618	324,771
	Establissements Maurel et Prom	43,833	906,059
	Etam Developpement SA	2,821	76,906
#	Euler Hermes SA	8,360	669,059
*	Euro Disney SCA (4320878)	60	11
# *	Euro Disney SCA (B29QD14)	10,532	125,464
#	European Aeronautic Defence & Space Co.	99,008	2,216,439
	Eutelsat Communications	13,087	362,788
	Exel Industries SA	1,004	55,359
# *	Faurecia SA	3,987	151,360
#	Fimalac SA	4,495	351,175
	Fleury Michon SA	463	19,937
	France Telecom SA	20,118	593,179
	France Telecom SA Sponsored ADR	208,400	6,131,128
	Gascogne SA	555	46,367
	Gaumont SA	768	65,710
	Gdf Suez	48,019	2,764,324
*	GDF suez Sponsored ADR	668	38,612
	GFI Informatique SA	12,831	80,198
	Gifi	712	43,817
	Ginger (Groupe Ingenierie Europe)	1,542	32,650
#	GL Events	1,571	41,455
	Groupe Crit	1,403	36,795
	Groupe Danone	13,772	959,999
	Groupe Danone Sponsored ADR	35,600	498,859
*	Groupe Eurotunnel SA	7,673	106,612
*	Groupe Go Sport SA	568	26,655
	Groupe Open	2,036	29,389
#	Groupe Steria SCA	11,620	312,204
#	Guerbet SA	412	74,217
	Guyenne et Gascogne SA	2,955	352,497
#	Haulotte Group SA	7,967	113,349
	Havas SA	188,470	730,613
#	Hermes International SA	8,123	1,153,577
	Iliad SA	2,800	288,671
	Imerys SA	13,774	882,150
	IMS International Metal Service SA	7,599	171,328
# *	Infogrames Entertainment SA	3,150	62,109
	Ingenico SA	6,816	199,167
*	Inter Parfums	700	23,422
	Ipsen SA	2,161	117,057
	Ipsos SA	11,568	388,931
#	JC Decaux SA	29,553	654,481
	Kaufman et Broad SA	549	28,470
	Korian	2,110	67,791

	Lafarge SA	17,068	2,059,051
#	Lafarge SA Sponsered ADR	82,410	2,506,039
	Lafuma SA	317	12,272
	Lagardere S.C.A.	71,652	3,999,740
	Laurent-Perrier	908	126,388
*	Lectra	2,553	11,249
	Legrand SA	27,176	694,767
	Lisi SA	1,725	139,089
	L’Oreal SA	9,223	915,471
*	LVL Medical Groupe SA	1,560	24,391
	LVMH (Louis Vuitton Moet Hennessy)	11,782	1,251,227
	M6 Metropole Television	21,176	471,539
#	Maisons Franc	470	14,540
#	Manitou BF SA	5,883	158,636
	Manutan International SA	1,310	84,442
	Montupet SA	2,906	28,733
#	Mr. Bricolage SA	4,012	80,346
#	Natixis	118,774	997,770
#	Naturex	395	16,456
	Neopost SA	5,460	569,236
	Nexans SA	15,943	2,008,994
	Nexity	14,829	342,833
	Norbert Dentressangle	1,594	130,906
#	NRJ Group	13,205	142,468
	Oberthur Card Systems SA	16,558	117,479
*	Oeneo	14,931	34,697
	Orco Property Group	3,089	115,272
*	Orpea	3,242	188,104
#	PagesJaunes SA	37,795	540,689
	Pernod-Ricard SA	34,060	3,183,921
	Peugeot SA	49,592	2,356,192
	Pierre & Vacances	2,814	247,741
#	Plastic Omnium SA	4,095	121,777
	Plastivaloire SA	1,015	35,187
	PPR SA	25,020	2,909,550
	Publicis Groupe	34,815	1,166,879
#	Publicis Groupe ADR	25,023	844,746
	Radiall SA	200	21,510
	Rallye SA	8,827	400,956
*	Remy Cointreau SA	10,887	573,751
	Renault SA	57,729	4,820,559
#	Rexel SA	38,339	579,998
	Rhodia SA	27,831	541,174
	Robertet SA	268	34,192
*	Rodriguez Group SA	1,164	14,661
	Rougier SA	540	43,360
	Rubis SA	2,788	222,719
#	Safran SA	105,548	1,875,767
	Saft Groupe SA	2,713	118,054
	SAMSE SA	420	36,308
	Sanofi - Aventis	2,000	141,891
	Sanofi - Aventis ADR	194,695	6,901,938

	Schneider Electric SA	50,119	5,037,907
	SCOR SE (4797364)	9	27
	SCOR SE (B1LB9P6)	104,204	2,400,709
	SEB SA	10,389	563,761
	Sechilienne SA	2,425	177,500
*	Seloger.com	1,355	34,810
	Societe BIC SA	13,101	790,415
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	143	138,330
	Societe Generale Paris	69,072	6,662,859
#	Societe Industrielle D’Aviations Latecoere SA	3,518	40,622
	Societe Marseillaise du Tunnel Prado Carenage	805	28,182
	Societe Television Francaise 1	54,986	955,363
	Sodexho Alliance SA	18,158	1,225,251
	Sodexho Alliance SA Sponsored ADR	3,800	258,805
# *	Soitec SA	32,267	236,772
#	Somfy SA	1,092	247,972
	Sopra Group SA	1,808	141,801
	Sperian Protection	2,582	310,882
	Spir Communication SA	1,034	53,636
#	Stallergenes SA	1,397	115,503
	STEF-TFE	2,300	141,645
	Sucriere de Pithiviers Le Vieil	33	26,112
*	Suez Environnement SA	1,020	29,299
	Synergie SA	2,498	61,561
	Technip SA	13,742	1,127,804
	Technip SA ADR	26,593	2,198,366
	Teleperformance SA	28,922	1,032,922
	Tessi SA	412	20,104
	Thales SA	20,557	1,158,580
# *	Theolia SA	8,222	174,181
*	Thomson	72,740	337,439
*	Thomson Sponsored ADR	43,600	199,688
	Total SA	18,701	1,343,408
	Total SA Sponsored ADR	84,227	6,054,237
	Toupargel Groupe	290	6,195
#	Trigano SA	4,484	64,969
*	UbiSoft Entertainment SA	7,501	699,692
	Union Financiere de France Banque SA	1,141	52,537
	Valeo SA	44,102	1,572,496
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	2,764	768,919
*	Valtech	24,523	13,946
	Veolia Environnement SA	3,093	165,898
	Veolia Environnement SA ADR	21,757	1,171,614
	Viel et Compagnie	5,851	32,863
	Vilmorin et Cie SA	1,664	253,461
	Vinci SA	74,464	4,228,459
	Virbac SA	1,272	111,679
	Vivendi SA	198,776	7,679,316
	VM Materiaux SA	573	41,720
	Vranken Pommery Monopole	1,407	86,670
#	Wendel	14,862	1,638,636
#	Zodiac SA	24,063	1,206,609
TOTAL COMMON STOCKS			191,486,229

RIGHTS/WARRANTS — (0.0%)
*	Infogrames Entertainment SA Warrants 12/31/09	3,780	388
*	STEF-TFE Rights 07/20/15	2,300	34
TOTAL RIGHTS/WARRANTS			422
TOTAL — FRANCE			191,486,651

GERMANY — (6.5%)
COMMON STOCKS — (6.5%)
	A.S. Creation Tapeton AG	906	43,460
#	Aareal Bank AG	24,953	598,214
	ADCapital AG	4,082	59,222
	Adidas-Salomon AG	17,088	1,000,372
# *	Adlink Internet Media AG	1,531	16,365
# *	ADVA AG Optical Networking	3,330	8,623
	Aixtron AG	23,204	242,556
	Allianz SE	37,715	6,287,306
	Allianz SE Sponsored ADR	461,400	7,696,152
	Altana AG	44,164	703,881
	Amadeus Fire AG	1,982	36,112
	AMB Generali Holding AG	4,926	831,533
*	Analytik Jena AG	3,242	33,796
	Andreae-Noris Zahn AG	1,235	56,905
*	Arcandor AG	46,410	369,391
*	Augusta Technologie AG	3,526	74,166
	Baader Bank AG	8,136	36,487
# *	Balda AG	8,210	19,446
	BASF AG	75,924	4,381,479
	BASF AG Sponsored ADR	58,000	3,363,542
	Bauer AG	519	43,576
	Bayer AG	18,848	1,487,671
	Bayer AG Sponsored ADR	10,700	849,724
	Bayerische Motoren Werke AG	100,307	4,103,594
# *	Beate Uhse AG	6,586	10,328
	Bechtle AG	4,192	125,368
	Beiersdorf AG	5,459	317,784
	Bertrandt AG	1,086	41,751
	Bilfinger Berger AG	20,544	1,441,917
#	Biotest AG	1,421	137,142
	Boewe Systec AG	836	21,049
*	Borussia Dortmund GmbH & Co. KGaA	37,306	89,473
*	Carl Zeiss Meditec AG	17,169	286,651
	Celesio AG	47,590	1,829,529
	Cenit AG	2,601	15,994
# *	CENTROTEC Sustainable AG	3,057	64,234
	Cewe Color Holding AG	1,720	55,481
#	ComBOTS AG	7,353	90,636
	Comdirect Bank AG	17,315	178,522

	Commerzbank AG	207,333	6,091,336
	Computerlinks AG	2,635	62,161
# *	Conergy AG	3,450	50,232
#	Continental AG	37,015	4,012,819
*	CropEnergies AG	12,140	53,789
	CTS Eventim AG	2,146	73,359
#	Curanum AG	6,007	34,286
*	D. Logistics AG	10,845	20,190
	DAB Bank AG	7,813	54,960
#	DaimlerChrysler AG	169,947	9,906,283
	DaimlerChrysler AG ADR	33,900	1,979,082
	Data Modul AG	2,096	39,817
*	DEAG Deutsche Entertainment AG	13,909	22,999
*	Demag Cranes AG	1,165	63,167
#	Deutsche Bank AG	84,693	7,192,697
	Deutsche Bank AG ADR	34,700	2,944,989
	Deutsche Boerse AG	11,054	1,036,104
	Deutsche Euroshop AG	2,358	81,648
	Deutsche Lufthansa AG	75,822	1,628,155
	Deutsche Post AG	185,813	4,351,749
	Deutsche Postbank AG	18,757	1,222,736
	Deutsche Telekom AG	292,612	4,819,368
	Deutsche Telekom AG Sponsored ADR	236,700	3,898,449
*	Deutsche Wohnen AG	7,362	109,119
#	Deutz AG	41,918	260,180
#	Douglas Holding AG	16,730	741,664
#	Dr. Hoenle AG	3,148	41,560
	Drillisch AG	19,994	118,518
	Duerr AG	2,775	93,947
	DVB Bank AG	14,830	581,236
	E. ON AG	10,305	600,752
#	E. ON AG Sponsered ADR	218,470	12,794,980
	Eckert and Ziegler AG	1,958	26,676
	Elexis AG	1,516	35,485
*	Elmos Semiconductor AG	8,510	62,481
	ElreingKlinger AG	2,966	68,226
# *	EM. Sports Media AG	34,180	123,352
	Epcos AG	23,765	613,125
	Epcos AG Sponsored ADR	17,800	463,587
*	Escada AG	393	7,347
	Euwax AG	1,099	76,005
*	Evotec AG	29,359	60,557
	Fielmann AG	2,338	178,048
*	FJA AG	3,661	13,681
#	Fraport AG	19,363	1,245,338
# *	Freenet AG	21,531	313,819
	Fresenius Medical Care AG & Co.	1,707	91,410
	Fresenius Medical Care AG & Co. ADR	26,500	1,418,545
	Fuchs Petrolub AG	1,249	104,933
	GEA Group AG	59,096	1,856,768
*	Gerresheimer AG	10,847	546,866
	Gerry Weber International AG	3,768	105,748

	Gesco AG	1,146	86,742
	GFK AG	8,201	296,533
*	GFT Technologies AG	10,996	40,691
	Gildemeister AG	14,908	356,765
# *	GPC Biotech AG	10,604	22,367
	Grammer AG	5,177	113,970
	Grenkeleasing AG	4,759	158,864
	Hannover Rueckversicherung AG	36,878	1,564,316
	Hawesko Holding AG	1,492	48,085
#	Heidelberger Druckmaschinen AG	34,309	699,367
	Heidelberger Zement AG	6,499	727,744
	Henkel KGAA	22,389	782,336
	Hochtief AG	21,680	1,824,935
#	Hypo Real Estate Holding AG	124,615	2,999,953
*	IDS Scheer AG	2,844	38,088
# *	IKB Deutsche Industriebank AG	12,097	41,699
	Indus Holding AG	4,871	133,888
*	Infineon Technologies AG	200,815	1,714,759
*	Infineon Technologies AG ADR	282,100	2,400,671
*	Integralis AG	1,197	8,792
	INTERSEROH AG	1,428	116,452
#	Isra Vision Systems AG	1,054	17,976
	IVG Immobilien AG	46,896	864,215
*	Jenoptik AG	22,208	155,739
	K&S AG	16,888	2,038,172
	Kloeckner & Co. SE	22,209	876,645
	Kontron AG	25,308	322,477
	Krones AG	5,904	431,950
	KSB AG	214	148,291
	Kuka AG	8,371	194,039
	KWS Saat AG	2,023	350,949
	Lanxess AG	52,631	2,018,371
*	Leifheit AG	465	7,682
	Leoni AG	15,836	703,505
	Linde AG	31,974	4,012,008
	Loewe AG	3,879	75,850
	LPKF Laser & Electronics AG	6,673	29,856
	MAN AG	21,301	2,080,023
*	Manz Automation AG	182	38,159
	MasterFlex AG	2,147	35,187
*	Maxdata Computer AG	12,610	7,030
*	Mediclin AG	13,261	55,329
# *	Medigene AG	12,110	102,864
	Medion AG	13,102	226,664
	Merck KGAA	13,956	1,596,085
	Metro AG	19,060	1,059,631
#	MLP AG	8,645	174,990
*	Mologen AG	50	508
*	Morphosys AG	2,243	163,483
	MTU Aero Engines Holding AG	19,518	676,778
	Muehlabauer Holdings AG & Co. KGAA	1,362	46,493
	Munchener Rueckversicherungs-Gesellschaft AG	43,657	6,778,050

	MVV Energie AG	7,104	338,007
	Nemetschek AG	1,657	39,990
	Norddeutsche Affinerie AG	24,415	1,125,064
*	Nordex AG	5,069	183,596
	OHB Technology AG	2,466	32,703
	Oldenburgische Landesbank AG	1,147	89,952
*	Paion AG	3,900	6,996
#	PC-Ware AG	2,894	65,602
	Pfeiffer Vacuum Technology AG	1,165	102,220
#	Pfleiderer AG	30,141	452,202
# *	Plambeck Neue Energien AG	11,246	45,136
*	Plasmaselect AG	3,271	4,037
	Praktiker Bau- Und Heimwerkermaerkte AG	45,212	675,640
# *	Premiere AG	34,969	642,628
	Progress-Werk Oberkirch AG	638	31,156
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	4,433	29,570
*	Pulsion Medical Systems AG	6,376	33,168
	Puma AG Rudolf Dassler Sport	832	261,687
*	PVATepla AG	2,469	25,151
*	Q-Cells AG	5,323	536,183
*	QIAGEN NV	70,402	1,488,976
# *	QSC AG	29,483	87,943
	R. Stahl AG	837	36,747
	Rational AG	689	120,855
	REALTECH AG	2,321	47,945
	Renk AG	322	29,780
# *	REpower Systems AG	837	274,542
	Rheinmetall AG	16,700	1,062,072
	Rhoen-Klinikum AG	31,205	1,042,258
*	Roth & Rau AG	592	29,961
	RWE AG (Neu) Series A	16,677	1,796,070
	Salzgitter AG	16,545	2,533,535
	SAP AG	496	27,787
	SAP AG Sponsored ADR	25,092	1,407,159
#	Sartorius AG	986	27,882
	Schlott Sebaldus AG	2,314	44,489
*	SGL Carbon AG	9,570	574,335
	Siemens AG Sponsored ADR	95,700	10,412,160
	Silicon Sensor International AG	1,741	20,368
# *	Singulus Technologies AG	20,423	202,225
	Sixt AG	4,015	121,900
	Software AG	7,016	517,415
*	Solar Millennium AG	1,000	38,409
*	Solarworld AG	5,915	303,879
# *	Solon AG fuer Solartechnik	3,261	201,538
	Stada Arzneimittel AG	22,152	1,211,235
	STINAG Stuttgarter Invest AG	2,186	79,306
	Stratec Biomedical Systems AG	1,763	50,144
#	Suedzucker AG	42,869	726,637
# *	Suess Microtec AG	7,173	40,002
	Symrise AG	40,865	707,577
	Takkt AG	8,273	139,056

	Technotrans AG	3,213	36,239
	Telegate AG	785	12,300
	ThyssenKrupp AG	76,836	3,825,565
#	TUI AG	120,012	2,385,012
	Umweltbank AG	1,686	34,232
	United Internet AG	18,026	261,802
	Utimaco Safeware AG	1,545	32,687
# *	Versatel AG	13,576	316,604
#	Vivacon AG	9,721	138,958
#	Volkswagen AG	20,427	6,100,171
	Vossloh AG	3,348	434,476
	Wacker Chemie AG	893	163,311
#	Wacker Construction Equipment AG	15,670	158,304
*	Washtec AG	1,017	14,903
	Wincor Nixdorf AG	5,560	407,130
*	Wirecard AG	10,893	133,255
	Wuerttembergische Lebensversicherung AG	2,738	106,970
	Wuerttembergische Metallwarenfabrik AG	1,571	64,700
TOTAL COMMON STOCKS			193,661,270

RIGHTS/WARRANTS — (0.0%)
*	IKB Deutsche Industriebank AG Rights 09/12/08	71,856	105
TOTAL — GERMANY			193,661,375

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
*	Aegek S.A.	57,209	22,381
	Agricultural Bank of Greece S.A.	139,068	482,381
	Alapis Holdings Industrial & Commercial S.A.	394,951	985,351
	Alfa-Beta Vassilopoulos S.A.	608	32,421
	Alpha Bank A.E.	111,537	2,838,158
	Alumil Milonas Aluminum Industry S.A.	6,033	22,336
	Anek Lines S.A.	75,724	208,114
	Aspis Bank S.A.	15,502	41,788
*	Astir Palace Hotels S.A.	4,440	29,277
	Athens Medical Center S.A.	29,425	85,744
	Atti-Kat S.A.	21,980	16,276
	Autohellas S.A.	10,676	37,104
*	Babis Vovos International Construction S.A.	1,840	53,025
*	Balkan Real Estate S.A.	7,486	30,472
	Bank of Attica S.A.	14,109	71,655
	Bank of Greece	10,773	990,481
	C. Rokas S.A.	2,729	63,586
	Coca-Cola Hellenic Bottling Co. S.A.	7,674	188,995
	Coca-Cola Hellenic Bottling Co. S.A. ADR	12,700	315,722
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	31,472	156,126
	EFG Eurobank Ergasias S.A.	109,786	2,208,520
	Elastron S.A.	9,508	19,748
	Elektrak S.A.	4,469	29,221
	Ellaktor S.A.	83,353	817,508

*	Emporiki Bank of Greece S.A.	14,922	290,098
	ETEM S.A.	6,622	10,999
	Euro Reliance General Insurance Co. S.A.	9,660	31,035
	Euromedica S.A.	7,785	60,714
	EYDAP Athens Water Supply & Sewage Co. S.A.	12,226	163,798
*	Forthnet S.A.	49,964	181,639
	Fourlis Holdings S.A.	10,555	223,463
	Frigoglass S.A.	3,511	64,816
	GEK Group of Cos S.A.	23,565	236,655
*	Geniki Bank	25,138	131,942
	Greek Postal Savings Bank	37,897	508,861
	Halkor S.A.	33,980	77,385
	Hellenic Cables S.A.	4,830	18,981
	Hellenic Duty Free Shops S.A.	1,480	23,363
	Hellenic Exchanges S.A.	10,940	129,122
	Hellenic Petroleum S.A.	75,437	947,831
*	Hellenic Sugar Industry S.A.	5,435	21,095
	Hellenic Telecommunication Organization Co. S.A.	9,070	193,869
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	1,102,304
	Heracles General Cement Co. S.A.	11,802	212,198
	Iaso S.A.	17,190	173,729
	Inform P. Lykos S.A.	12,414	63,239
*	Intracom Holdings S.A.	49,538	118,927
	J&P-Avax S.A.	13,577	76,206
	Kathimerini Publishing S.A.	3,935	35,564
	Lambrakis Press S.A.	31,700	146,919
*	Lavipharm S.A.	15,466	44,718
*	M.J. Mailis S.A.	12,070	12,987
*	Marfin Financial Group S.A.	95,688	604,157
*	Maritime Company of Lesvos S.A.	43,362	30,210
	Metka S.A.	4,852	90,087
	Michaniki S.A.	24,992	111,018
	Minoan Lines S.A.	23,982	147,440
	Motodynamic S.A.	487	2,733
	Motor Oil (Hellas) Corinth Refineries S.A.	8,776	166,650
	Mytilineos Holdings S.A.	49,416	568,369
	National Bank of Greece S.A.	12,033	530,426
	National Bank of Greece S.A. ADR	553,632	4,877,498
	Nirefs Acquaculture S.A.	16,373	42,916
	OPAP S.A.	14,339	502,156
	Piraeus Bank S.A.	65,214	1,757,709
	Piraeus Port Authority S.A.	2,334	67,696
	Proton Bank S.A.	24,501	232,767
	Public Power Corp.	24,210	610,128
	Real Estate Development & Services S.A.	9,620	41,505
	S&B Industrial Minerals S.A.	7,818	106,721
	Sarantis S.A.	3,070	43,569
*	Sato Office and Houseware	10,903	16,634
	Sfakianakis S.A.	6,016	49,280
	Sidenor Steel Products Manufacturing Co. S.A.	24,982	304,777
*	Singularlogic S.A.	10,740	42,182

*	Technical Olympic S.A.	26,803	23,593
	Teletypos S.A. Mega Channel	10,729	100,185
	Terna Tourist Technical & Maritime S.A.	5,613	51,597
	Thessaloniki Port Authority S.A.	794	32,160
	Titan Cement Co. S.A.	32,828	1,215,711
	Viohalco S.A.	60,387	494,412
*	Vioter S.A.	31,659	27,163
TOTAL — GREECE			27,940,296

HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
#	Aeon Stores (Hong Kong) Co., Ltd.	32,000	61,311
	Alco Holdings, Ltd.	60,000	12,307
	Allied Group, Ltd.	70,000	234,211
	Allied Properties, Ltd.	1,580,000	257,716
*	Amax Entertainment Holdings, Ltd.	247,000	10,669
	Asia Financial Holdings, Ltd.	246,000	85,342
	Asia Standard Hotel	2,628,614	18,754
	Asia Standard International Group, Ltd.	1,610,704	19,693
*	Asian Union New Media Group, Ltd.	3,400,000	34,566
	ASM Pacific Technology, Ltd.	21,500	144,854
*	Associated International Hotels	65,000	142,231
	Bank of East Asia, Ltd.	335,670	1,326,890
	Belle International Holdings, Ltd.	243,000	244,028
	Boc Hong Kong Holdings Ltd	178,000	395,830
*	Bossini International Holdings, Ltd.	530,000	20,857
*	Burwill Holdings, Ltd.	1,209,600	25,846
	C C Land Holdings, Ltd.	588,000	247,966
	Cafe de Coral Holdings, Ltd.	120,000	230,678
*	Capital Estate, Ltd.	5,495,000	30,220
	Capital Strategic Investment, Ltd.	1,490,000	40,065
#	Cathay Pacific Airways, Ltd.	745,000	1,381,523
# *	CATIC International Holdings, Ltd.	2,160,000	44,108
	CCT Telecom Holdings, Ltd.	156,000	16,364
	Celestial Asia Securities Holdings, Ltd.	32,000	7,174
	Century City International Holdings, Ltd	6,016,000	56,631
	Champion Technology Holdings, Ltd.	648,783	67,739
	Chen Hsong Holdings, Ltd.	148,000	44,761
	Cheuk Nang (Holdings), Ltd.	27,117	10,565
	Cheung Kong Holdings, Ltd.	248,000	3,525,061
	Cheung Kong Infrastructure Holdings, Ltd.	117,000	507,430
	Chevalier International Holdings, Ltd.	62,000	55,426
*	Chia Tai Enterprises International, Ltd.	440,000	6,167
*	China Grand Forestry Green Resources Group, Ltd.	2,564,000	205,068
	China Hong Kong Photo Products Holdings, Ltd.	370,000	26,001
*	China Infrastructure Investment, Ltd.	886,000	25,995
	China Metal International Holdings, Ltd.	340,000	69,554
*	China Motion Telecom International, Ltd.	490,000	11,787
*	China Renji Medical Group, Ltd.	3,762,000	28,254
	China Resources Logic, Ltd.	27,800	12,281
*	China Sci-Tech Holdings, Ltd.	1,840,000	17,508

# *	China Seven Star Shopping, Ltd.	3,480,000	34,169
*	China Solar Energy Holdings, Ltd.	2,070,000	35,567
	China Timber Resources Group, Ltd.	3,200,000	28,857
	China Wireless Technologies, Ltd.	216,000	11,371
# *	China Yunnan Tin Minerals Group	764,000	24,340
*	China Zenith Chemical Group, Ltd.	920,000	52,049
	China Zirconium, Ltd.	29,200	24,438
*	Chinese People Holdings Co., Ltd.	390,000	5,679
#	Chong Hing Bank, Ltd.	57,000	138,304
	Chow Sang Sang Holdings	274,000	240,502
	Chu Kong Shipping Development	196,000	25,763
	Chuang’s China Investments, Ltd.	299,000	13,608
	Chuang’s Consortium International, Ltd.	346,340	28,129
	Chun Wo Development Holdings, Ltd.	242,000	21,267
	Chung Tai Printing Holdings, Ltd.	2,040,000	31,178
*	CITIC International Financial Holdings, Ltd.	193,000	154,814
	City Telecom, Ltd. ADR	5,412	25,707
*	Clear Media, Ltd.	64,000	43,765
	CLP Holdings, Ltd.	82,500	669,278
	Coastal Greenland, Ltd.	1,056,000	56,810
	COL Capital, Ltd.	64,000	26,947
	Coslight Technology International Group, Ltd.	128,000	63,740
	Cosmos Machinery Enterprises, Ltd.	250,000	14,175
	Cross-Harbour Holdings, Ltd.	34,000	28,902
*	CSMC Technologies Corp.	500,400	12,040
*	Culturecom Holdings, Ltd.	3,798,000	34,858
	Dah Sing Banking Group, Ltd.	159,366	223,067
	Dah Sing Financial Holdings, Ltd.	67,600	414,218
	Daisho Microline Holdings, Ltd.	152,000	9,714
*	Dan Form Holdings Co., Ltd.	329,000	23,496
	Daphne International Holdings, Ltd.	150,000	75,340
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	28,773
	Dickson Concepts International, Ltd.	119,000	69,664
	DVN Holdings, Ltd.	177,000	10,105
	Dynamic Holdings, Ltd.	28,000	6,079
	Eagle Nice (International) Holdings, Ltd.	162,000	31,647
*	Easyknit Enterprises Holdings, Ltd.	240,000	304
	EcoGreen Fine Chemical Group	92,000	19,746
*	Eforce Holdings, Ltd.	60,000	2,037
*	EganaGoldpfeil Holdings, Ltd.	209,588	17,724
	Emperor Capital Group, Ltd.	22,800	1,205
	Emperor Entertainment Hotel, Ltd.	310,000	42,350
	Emperor International Holdings, Ltd.	428,000	119,409
# *	Enerchina Holdings, Ltd.	272,287	7,310
*	ENM Holdings, Ltd.	328,000	9,285
	Esprit Holdings, Ltd.	59,400	490,363
# *	eSun Holdings, Ltd.	171,000	32,019
*	Extrawell Pharmaceutical Holdings, Ltd.	170,000	42,911
	Fairwood Holdings, Ltd.	35,000	36,332
#	Far East Consortium	529,250	115,330
	First Natural Foods Holdings, Ltd.	225,000	19,798
	First Pacific Co., Ltd.	744,000	459,239

	First Sign International Holdings, Ltd.	318,000	74,046
	Fong’s Industries Co., Ltd.	64,000	20,983
*	Foundation Group, Ltd.	650,000	19,591
	Fountain Set Holdings, Ltd.	262,000	25,970
# *	Foxconn International Holdings, Ltd.	522,000	387,390
*	Frasers Property China, Ltd.	1,240,000	27,900
*	Freeman Corp., Ltd.	1,156,800	28,288
#	Fubon Bank Hong Kong, Ltd.	160,000	87,030
	Fujikon Industrial Holdings, Ltd.	128,000	23,675
# *	Fushan International Energy Group, Ltd.	254,000	137,725
# *	Galaxy Entertainment Group, Ltd.	637,000	245,921
*	Genesis Energy Holdings, Ltd.	1,325,000	34,103
#	Get Nice Holdings, Ltd.	954,000	52,927
#	Giordano International, Ltd.	604,000	219,150
*	Global Green Tech Group, Ltd.	246,000	27,506
	Glorious Sun Enterprises, Ltd.	122,000	57,250
	Golden Resorts Group, Ltd.	1,662,000	43,384
	Golden Resources Development International, Ltd.	330,000	16,028
	Goldlion Holdings, Ltd.	239,000	36,552
	Grande Holdings, Ltd.	54,000	10,775
	Great Eagle Holdings, Ltd.	165,011	457,129
	Guangnan Holdings, Ltd.	146,000	20,454
	Hang Fung Gold Technology, Ltd.	250,000	62,663
	Hang Lung Group, Ltd.	472,000	2,010,619
	Hang Lung Properties, Ltd.	430,000	1,361,089
	Hang Seng Bank, Ltd.	24,100	475,331
	Hanny Holdings, Ltd.	1,416,000	13,128
*	Hans Energy Co., Ltd.	232,000	7,944
	Harbour Centre Development, Ltd.	24,000	34,670
	Henderson Investment, Ltd.	477,000	31,643
	Henderson Land Development Co., Ltd.	328,692	1,981,358
*	Heng Tai Consumables Group, Ltd.	320,000	37,106
*	Hi Sun Technology (China), Ltd.	438,000	79,062
	HKC (Holdings), Ltd.	3,670	616
#	HKR International, Ltd.	434,133	206,257
	Hon Kwok Land Investment Co., Ltd	118,000	34,547
	Hong Kong and China Gas Co., Ltd.	200,390	449,610
	Hong Kong and Shanghai Hotels, Ltd.	209,581	298,591
	Hong Kong Electric Holdings, Ltd.	106,000	673,020
	Hong Kong Exchanges & Clearing, Ltd.	34,500	445,654
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	14,243
	Hongkong Chinese, Ltd.	475,700	53,343
	Hop Fung Group Holdings, Ltd.	30,000	4,365
	Hopewell Highway Infrastructure, Ltd.	207,000	156,920
	Hopewell Holdings, Ltd.	356,000	1,356,519
	Hsin Chong Construction Group, Ltd.	280,000	45,351
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	25,493
	Huafeng Group Holdings, Ltd.	583,800	19,713
*	Hualing Holdings, Ltd.	506,000	12,889
	Hung Hing Printing Group, Ltd.	64,524	18,987
	Hutchison Harbour Ring, Ltd.	2,818,000	233,826
*	Hutchison Telecommunications International, Ltd.	363,000	453,018

	Hutchison Whampoa, Ltd.	370,000	3,434,874
	Hysan Development Co., Ltd.	55,605	151,957
#	I.T., Ltd.	316,000	48,337
	I-Cable Communications, Ltd.	85,000	9,596
*	IDT International, Ltd.	612,000	21,772
*	Imagi International Holdings, Ltd.	64,000	5,335
#	Industrial & Commercial Bank of China (Asia), Ltd.	93,890	205,684
	Integrated Distribution Services Group, Ltd.	21,000	30,149
*	Interchina Holdings Co., Ltd.	3,390,000	15,519
	IPE Group, Ltd.	325,000	41,105
	ITC Corp., Ltd.	431,131	10,213
*	ITC Properties Group, Ltd.	1,660,000	10,594
	Jinhui Holdings Co., Ltd.	86,000	46,223
#	Johnson Electric Holdings, Ltd.	668,500	270,851
#	K Wah International Holdings, Ltd.	563,882	172,370
*	Kai Yuan Holdings, Ltd.	2,080,000	44,637
	Kantone Holdings, Ltd.	523,316	35,473
*	Karl Thomson Holdings, Ltd.	180,000	31,782
	Keck Seng Investments	126,000	59,626
	Kerry Properties, Ltd.	226,583	1,080,458
	Kin Yat Holdings, Ltd.	148,000	29,217
	Kingboard Chemical Holdings, Ltd.	304,500	1,370,257
*	Kingboard Laminates Holdings, Ltd.	71,000	37,724
	Kowloon Development Co., Ltd.	213,000	328,884
	Lai Fung Holdings, Ltd.	2,392,000	44,728
*	Lai Sun Development Co., Ltd.	2,373,000	29,370
*	Lai Sun Garment International, Ltd.	432,000	17,588
	Le Saunda Holdings, Ltd.	200,000	22,996
#	Lee & Man Paper Manufacturing, Ltd.	245,600	245,255
	Lerado Group Holding Co.	408,000	26,448
	Li & Fung, Ltd.	131,600	400,167
	Lifestyle International Holdings, Ltd.	86,000	109,327
	Lippo, Ltd.	130,000	63,035
	Liu Chong Hing Investment, Ltd.	76,000	76,323
	Luen Thai Holdings, Ltd.	230,000	23,286
	Luk Fook Holdings (International), Ltd.	110,000	57,414
#	Luks Industrial Group, Ltd.	110,000	49,603
*	Lung Cheong International Holdings, Ltd.	1,224,000	24,636
	Lung Kee (Bermuda) Holdings, Ltd.	168,000	81,204
# *	Macau Success, Ltd.	260,000	29,925
	Magnificent Estates, Ltd.	2,312,000	40,755
	Man Yue International Holdings, Ltd.	220,000	34,778
# *	Matsunichi Communications Holdings, Ltd.	192,000	137,765
#	Melco International Development, Ltd.	404,000	239,166
	Midland Holdings, Ltd.	278,000	140,883
	Miramar Hotel & Investment	87,000	108,070
# *	Mongolia Energy Corp., Ltd.	412,000	380,563
#	MTR Corp., Ltd.	347,489	1,118,736
	Nam Tai Electronic & Electrical Products, Ltd.	213,000	31,756
*	Nan Hai Corp., Ltd.	19,050,000	135,844
	Nanyang Holdings	4,000	8,012
	Natural Beauty Bio-Technology, Ltd.	370,000	78,751

*	Neptune Group, Ltd.	300,000	6,846
*	New Century Group Hong Kong, Ltd.	487,200	7,638
#	New World China Land, Ltd.	624,800	229,486
#	New World Development Co., Ltd.	1,302,496	1,976,869
	Next Media, Ltd.	270,000	83,085
	Norstar Founders Group, Ltd.	280,000	53,606
	NWS Holdings, Ltd.	291,986	644,679
	Oriental Press Group	536,000	69,030
	Oriental Watch Holdings	132,000	39,553
#	Pacific Andes International Holdings, Ltd.	490,233	66,235
	Pacific Basin Shipping, Ltd.	243,000	329,426
	Pacific Century Premium Developments, Ltd.	579,000	206,022
	Paliburg Holdings, Ltd.	2,707,900	51,783
*	Parkson Retail Group, Ltd.	112,500	161,370
	PCCW, Ltd.	375,000	234,622
	PCCW, Ltd. Sponsored ADR	7,400	46,459
#	Peace Mark Holdings, Ltd.	308,000	59,196
	Pico Far East Holdings, Ltd.	414,000	47,770
	Playmates Holdings, Ltd.	45,400	18,113
# *	Playmates Toys, Ltd.	45,400	967
*	PME Group, Ltd.	250,000	7,296
*	Pokphand (C.P.) Co., Ltd.	1,200,000	43,806
#	Poly Hong Kong Investment, Ltd.	125,000	36,462
	Ports Design, Ltd.	61,500	153,725
	Public Financial Holdings, Ltd.	204,000	112,351
	PYI Corp., Ltd.	433,990	42,141
#	Qin Jia Yuan Media Services Co., Ltd.	78,538	38,749
	Raymond Industrial, Ltd.	77,000	8,254
	Regal Hotels International Holdings, Ltd.	5,454,000	208,807
	Road King Infrastructure, Ltd.	99,000	76,865
	Sa Sa International Holdings, Ltd.	224,000	87,812
	Samson Paper Holdings, Ltd.	214,000	19,320
	Sea Holdings, Ltd.	126,000	74,444
*	Shanghai Allied Cement, Ltd.	96,000	8,047
*	Shanghai Zenghai Property, Ltd.	2,525,000	50,592
	Shangri-La Asia, Ltd.	600,000	1,152,110
	Shaw Brothers Hong Kong, Ltd.	57,000	124,088
#	Shell Electric Manufacturing Co., Ltd.	82,000	25,615
#	Shenyin Wanguo, Ltd.	195,000	86,886
	Shui On Construction & Materials, Ltd.	100,000	179,810
*	Shui On Land, Ltd.	664,500	504,239
	Shun Tak Holdings, Ltd.	578,000	336,409
	Silver Grant International	186,000	26,930
#	Singamas Container Holdings, Ltd.	214,000	51,586
	Sino Biopharmaceutical, Ltd.	264,000	47,775
*	Sino Gas Group, Ltd.	480,000	10,078
	Sino Land Co., Ltd.	438,737	767,985
*	Sino-i Technology, Ltd.	3,520,000	29,594
*	Skyfame Realty Holdings, Ltd.	240,000	22,451
	Smartone Telecommunications Holdings, Ltd.	152,000	141,580
#	Solomon Systech International, Ltd.	1,154,000	35,614
	Starlight International Holdings	157,500	8,229

	Stelux Holdings International, Ltd.	359,000	30,903
#	Sun Hung Kai & Co., Ltd.	338,000	255,434
	Sun Hung Kai Properties, Ltd.	232,000	3,163,426
	SW Kingsway Capitol Holdings, Ltd.	1,004,000	16,010
	Symphony Holdings, Ltd.	682,000	30,443
*	Tack Fat Group	552,000	28,291
	Tai Cheung Holdings	173,000	79,334
	Tai Fook Securities Group, Ltd.	168,776	48,850
*	Tak Shun Technology Group, Ltd.	4,760,000	60,799
	Tak Sing Alliance Holdings	186,000	24,920
	Tan Chong International, Ltd.	324,000	77,984
*	TCC International Holdings, Ltd.	170,720	61,457
#	Techtronic Industries Co., Ltd.	695,000	647,021
	Television Broadcasts, Ltd.	70,000	390,715
*	Tencent Holdings, Ltd.	50,600	429,408
	Texhong Textile Group, Ltd.	168,000	16,566
	Texwinca Holdings, Ltd.	184,000	157,785
	Tian An China Investments	295,400	165,855
#	Tingyi (Cayman Islands) Holding Corp.	198,000	236,913
*	Titan Petrochemicals Group, Ltd.	1,160,000	30,382
	Tongda Group Holdings, Ltd.	1,100,000	21,306
	Top Form International, Ltd.	178,000	13,401
	Transport International Holdings, Ltd.	97,200	353,409
#	Truly International Holdings	108,000	92,656
	Tungtex (Holdings) Co., Ltd.	174,000	35,682
*	United Power Investment, Ltd.	804,000	19,823
*	U-Right International Holdings, Ltd.	1,502,000	17,128
	USI Holdings, Ltd.	182,000	60,069
	Varitronix International, Ltd.	114,000	57,111
	Vedan International (Holdings), Ltd.	468,000	35,869
	Victory City International Holdings	284,008	67,296
	Vitasoy International Holdings, Ltd.	264,000	125,360
*	VODone, Ltd.	752,000	22,501
*	Vongroup, Ltd.	990,000	22,609
*	VST Holdings, Ltd.	422,000	55,770
	Vtech Holdings, Ltd.	45,000	268,505
	Wai Kee Holdings, Ltd.	92,000	17,378
	Wang On Group, Ltd.	1,680,000	12,172
	Wharf Holdings, Ltd.	424,750	1,535,040
	Wheelock and Co., Ltd.	499,000	1,183,491
#	Wheelock Properties, Ltd.	560,000	410,932
*	Willie International Holdings, Ltd.	3,004,960	57,725
	Wing Hang Bank, Ltd.	43,500	494,451
	Wing Lung Bank, Ltd.	48,800	929,999
	Wing On Co. International, Ltd.	63,000	110,351
	Wong’s Kong King International (Holdings), Ltd.	110,000	13,617
*	Wonson International Holdings, Ltd.	2,000,000	16,760
	Xinyi Glass Holding Co., Ltd.	372,000	195,817
	Yau Lee Holdings, Ltd.	218,000	21,651
	Yip’s Chemical Holdings, Ltd.	124,000	70,879
#	Yue Yuen Industrial (Holdings), Ltd.	296,000	820,071
	Yugang International, Ltd.	1,294,000	11,672
TOTAL COMMON STOCKS			59,732,928

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Rights 08/27/10	514,000	—
*	Asia Standard International Group, Ltd. Rights 09/06/08	211,795	—
*	Asia Standard International Group, Ltd. Warrants 08/27/08	322,141	—
# *	Golden Resorts Group, Ltd. Rights 06/10/10	332,400	873
*	HKC (Holdings), Ltd. Warrants 11/30/09	367	6
*	ITC Properties Group, Ltd. Warrants 02/04/10	332,041	425
*	Kantone Holdings, Ltd. Warrants 01/08/09	90,300	116
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	13,200	—
*	Tian An China Investments Rights 01/02/10	30,400	154
*	Willie International Holdings, Ltd. Rights 04/14/09	7,512,400	—
TOTAL RIGHTS/WARRANTS			1,574
TOTAL — HONG KONG			59,734,502

IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
	Abbey P.L.C.	2,280	12,717
*	Aer Lingus Group P.L.C.	89,698	195,297
#	Allied Irish Banks P.L.C. Sponsored ADR	198,932	5,102,606
	Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	1,440,820
*	Anglo Irish Bank Corp. P.L.C. (B076LH4)	20,986	181,786
*	Aryzta AG	21,330	1,161,687
	Bank of Ireland P.L.C.	31,102	247,793
#	Bank of Ireland P.L.C. Sponsored ADR	125,124	4,085,299
*	Blackrock International Land P.L.C.	9,347	1,779
	C&C Group P.L.C. (B010DT8)	23,058	83,449
*	C&C Group P.L.C. (B011Y09)	105,470	380,382
	CRH P.L.C.	31,798	827,735
#	CRH P.L.C. Sponsored ADR	88,254	2,330,788
	DCC P.L.C. (0242493)	25,457	614,897
*	DCC P.L.C. (4189477)	8,298	200,725
*	Dragon Oil P.L.C.	78,269	440,765
*	Elan Corp. P.L.C.	11,725	165,831
*	Elan Corp. P.L.C. Sponsored ADR	61,500	823,485
	FBD Holdings P.L.C.	5,191	108,053
	Fyffes P.L.C.	123,538	63,287
	Glanbia P.L.C.	43,252	285,375
	Greencore Group P.L.C.	28,049	81,479
	IFG Group P.L.C.	12,005	27,298
	Independent News & Media P.L.C.	68,457	149,160
# *	IONA Technologies P.L.C. ADR	5,700	22,743
	Irish Continental Group P.L.C.	12,414	342,820
	Irish Life & Permanent P.L.C.	157,689	1,464,712
*	Kenmare Resources P.L.C.	162,347	104,294
	Kerry Group P.L.C.	40,108	1,086,841
	Kingspan Group P.L.C.	19,320	220,058
*	Lantor	3,500	—
	McInerney Holdings P.L.C.	94,047	35,762

	Paddy Power P.L.C. (0258810)	7,672	179,344
*	Paddy Power P.L.C. (4828974)	1,687	39,475
	Readymix P.L.C.	8,287	9,733
*	Smurfit Kappa Group P.L.C.	10,000	64,521
	Total Produce P.L.C.	9,347	7,330
	United Drug P.L.C. (3302480)	67,940	393,652
*	United Drug P.L.C. (3335969)	26,970	155,901
*	Waterford Wedgwood P.L.C.	303,747	2,662
TOTAL COMMON STOCKS			23,142,341

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	3,500	—
TOTAL — IRELAND			23,142,341

ITALY — (2.6%)
COMMON STOCKS — (2.6%)
*	A.S. Roma SpA	21,318	28,815
	ACEA SpA	22,767	401,195
	Acegas-APS SpA	11,567	90,525
#	Actelios SpA	9,200	94,331
# *	Aedes SpA	15,702	22,731
	AEM SpA	194,278	607,216
	Alleanza Assicurazioni SpA	99,422	943,615
#	Amplifon SpA	11,008	32,848
*	Antichi Pellettieri SpA	1,703	15,899
	Assicurazioni Generali SpA, Trieste	66,912	2,229,411
	Astaldi SpA	20,902	163,900
	Atlantia SpA	5,858	155,074
	Autogrill SpA, Novara	12,193	151,733
#	Azimut Holding SpA	21,692	189,616
*	Banca Carige SpA	328,940	1,098,433
#	Banca Finnat Euramerica SpA	48,133	57,429
	Banca Generali SpA	3,496	24,138
	Banca Ifis SpA	3,639	44,985
#	Banca Intermobiliare SpA	20,252	122,977
# *	Banca Italease SpA	48,228	416,524
#	Banca Monte Dei Paschi di Siena SpA	642,021	1,686,450
	Banca Piccolo Credito Valtellinese Scarl SpA	105,454	1,042,509
#	Banca Popolare dell’Etruria e del Lazio Scarl	33,345	329,461
	Banca Popolare di Milano Scarl	236,538	2,355,779
	Banca Profilo SpA	12,834	20,316
	Banco di Desio e della Brianza SpA	17,717	152,711
	Banco Popolare Scarl	201,262	3,833,758
#	Beghelli SpA	52,121	55,637
	Benetton Group SpA	27,901	292,645
#	Benetton Group SpA Sponsored ADR	3,400	71,981
	Biesse SpA	3,460	41,203
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	492	24,695
	Brembo SpA	12,137	138,451
#	Bulgari SpA	24,528	250,842

	Buzzi Unicem SpA	32,548	644,394
	C.I.R. SpA - Compagnie Industriali Riunite	218,250	556,899
#	Caltagirone Editore SpA	18,903	102,068
	Caltagirone SpA	13,425	97,384
	Carraro SpA	6,094	39,630
	Cembre SpA	4,534	31,471
#	Cementir SpA	34,205	202,423
	Centrale del Latte di Torino & Co. SpA	5,071	17,873
#	Class Editore SpA	14,430	19,862
	Credito Artigiano SpA	28,305	110,028
	Credito Bergamasco SpA	7,858	307,615
#	Credito Emiliano SpA	37,402	351,002
	Danieli & Co. SpA	6,865	204,856
	Davide Campari - Milano SpA	52,300	436,560
	De Longhi SpA	19,764	79,567
# *	Digital Multimedia Technologies SpA	1,000	31,554
*	EEMS Italia SpA	4,919	16,373
*	Elica SpA	1,315	3,848
#	Emak SpA	5,067	36,032
	Enel SpA	257,996	2,368,860
	Eni SpA	2,426	78,693
	Eni SpA Sponsored ADR	109,650	7,132,732
#	ERG SpA	27,193	552,164
	Ergo Previdenza SpA	12,748	68,228
	Esprinet SpA	2,155	10,522
*	Eurotech SpA	8,065	48,153
*	Fastweb	2,777	83,489
	Fiat SpA	143,271	2,214,941
#	Fiat SpA Sponsored ADR	8,900	138,762
*	Fiera Milano SpA	2,610	23,228
	Finmeccanica SpA	62,663	1,675,996
	Fondiaria - Sai SpA	39,240	1,087,248
*	Gemina SpA	401,641	498,954
	Geox SpA	10,000	121,488
#	Gewiss SpA	8,038	43,847
	Granitifiandre SpA	4,023	37,789
*	Greenergycapital SpA	363	368
	Gruppo Ceramiche Ricchetti SpA	13,234	30,197
*	Gruppo Coin SpA	11,546	54,066
#	Gruppo Editoriale L’Espresso SpA	64,105	160,068
# *	Guala Closures SpA	15,167	95,078
	Hera SpA	163,334	549,647
#	Immsi SpA	72,926	95,039
# *	Impregilo SpA	94,656	505,204
#	Indesit Co. SpA	13,302	151,672
	Industria Macchine Automatique SpA	2,112	44,774
	Intek SpA	131,068	107,312
	Interpump Group SpA	7,699	66,599
	Intesa Sanpaolo SpA	1,218,119	6,538,688
	Intesa Sanpaolo Sponsored ADR	13,817	448,239
	Iride SpA	105,173	284,429
*	Isagro SpA	4,547	33,298

#	Italcementi SpA	41,656	583,393
	Italmobiliare SpA	4,725	340,682
*	Juventus Football Club SpA	15,523	23,555
	KME Group SpA	56,874	64,901
	Lottomatica SpA	24,899	766,140
#	Luxottica Group SpA	1,585	39,773
	Luxottica Group SpA Sponsored ADR	5,700	143,184
#	Mariella Burani SpA	1,823	41,086
	Marr SpA	9,000	75,622
	Mediaset SpA	124,234	901,980
	Mediobanca SpA	119,153	1,697,325
#	Mediolanum SpA	38,191	165,650
	Meliorbanca SpA	21,170	98,283
	Milano Assicurazioni SpA	107,233	546,260
	Mirato SpA	4,604	47,805
#	Mondadori (Arnoldo) Editore SpA	40,387	221,027
*	Montefibre SpA	52,254	33,546
	Navigazione Montanari SpA	20,517	92,585
#	PanariaGroup Industrie Ceramiche SpA	6,725	32,121
*	Parmalat SpA	791,829	2,178,780
	Permasteelisa SpA	3,863	79,163
# *	Piaggio & C SpA	59,608	137,366
# *	Pininfarina SpA	3,278	31,396
#	Pirelli & C.Real Estate SpA	7,825	152,491
	Pirelli & Co. SpA	1,588,266	1,072,529
	Premafin Finanziaria SpA	112,868	221,626
	Recordati SpA	24,331	170,251
*	Reno de Medici SpA	75,191	30,750
# *	Risanamento Napoli SpA	15,429	27,545
	Sabaf SpA	1,075	28,001
	SAES Getters SpA	1,863	39,136
	Safilo Group SpA	77,274	130,522
	Saipem SpA	15,722	622,114
	Saras SpA Raffinerie Sarde	85,072	455,663
#	SAVE SpA	5,075	57,585
# *	Seat Pagine Gialle SpA	467,000	70,979
*	Snai SpA	10,652	58,491
	Snam Rete Gas SpA	57,942	361,967
*	Snia SpA	59,435	37,534
*	Societa Iniziative Autostradali e Servizi SpA	10,390	105,526
# *	Societa Partecipazioni Finanziarie SpA	108,401	63,495
	Societe Cattolica di Assicurazoni Scrl SpA	23,175	1,097,339
# *	Socotherm SpA	3,685	21,652
	Sogefi SpA	15,823	57,141
	Sol SpA	10,929	64,562
*	Sorin SpA	128,586	154,552
*	Stefanel SpA	35,451	17,443
# *	Telecom Italia Media SpA	322,761	61,023
	Telecom Italia SpA	17,080	27,471
	Telecom Italia SpA Sponsored ADR	176,100	2,842,254
	Terna SpA	230,188	924,892
# *	Tiscali SpA	76,161	169,538

#	Tod’s SpA	3,731	228,051
	Trevi Finanziaria SpA	4,872	112,319
	UniCredito Italiano SpA	1,915,173	10,304,893
	Unione di Banche Italiane ScpA	190,800	4,265,053
	Unipol Gruppo Finanziario SpA	327,732	817,094
	Vianini Lavori SpA	8,633	112,639
	Vittoria Assicurazioni SpA	4,874	72,815
TOTAL COMMON STOCKS			79,225,603

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	4,284
*	Intek SpA Warrants 12/30/11	11,090	1,568
TOTAL RIGHTS/WARRANTS			5,852
TOTAL — ITALY			79,231,455

JAPAN — (17.9%)
COMMON STOCKS — (17.9%)
#	A&A Material Corp.	12,000	10,984
# *	ABILIT Corp.	8,900	12,437
	Achilles Corp.	97,000	138,481
	Adeka Corp.	47,400	343,194
#	Aderans Holdings Co., Ltd.	16,900	268,275
#	Advan Co., Ltd.	9,800	55,367
	Advantest Corp.	3,200	66,853
	Advantest Corp. ADR	10,000	209,100
	AEON Co., Ltd.	200,400	2,298,281
	Aeon Delight Co., Ltd.	2,600	54,712
	Aeon Fantasy Co., Ltd.	4,500	43,671
	Aeon Mall Co., Ltd.	6,800	194,898
	Ahresty Corp.	9,400	68,126
#	Ai Holdings Corp.	19,600	57,550
	Aica Kogyo Co., Ltd.	33,600	296,665
	Aichi Corp.	17,300	81,115
	Aichi Machine Industry Co., Ltd.	42,000	119,079
#	Aichi Steel Corp.	62,000	253,473
	Aida Engineering, Ltd.	35,000	157,154
	Aigan Co., Ltd.	8,800	53,076
	Aioi Insurance Co., Ltd.	317,000	1,560,615
#	Aiphone Co., Ltd.	9,800	155,111
	Air Water, Inc.	50,000	617,668
	Airport Facilities Co., Ltd.	25,600	149,740
	Aisan Industry Co., Ltd.	15,800	117,952
	Aisin Seiki Co., Ltd.	48,900	1,287,350
	Ajinomoto Co., Inc.	204,000	1,858,751
#	Akebono Brake Industry Co., Ltd.	24,500	164,012
	Akindo Sushiro Co., Ltd.	3,000	54,696
	Alfresa Holdings Corp.	10,900	708,835
	All Nippon Airways Co., Ltd.	57,000	210,852
*	Allied Telesis Holdings K.K.	71,100	32,326
	Aloka Co., Ltd.	12,100	151,664

	Alpha Corp.	3,500	24,897
#	Alpha Systems, Inc.	5,500	140,183
	Alpine Electronics, Inc.	25,000	251,759
	Alps Electric Co., Ltd.	98,600	891,148
	Alps Logistics Co., Ltd.	7,100	78,533
	Altech Co., Ltd.	6,200	14,592
	Altech Corp.	2,600	24,662
	Amada Co., Ltd.	214,000	1,296,204
#	Amano Corp.	36,100	310,841
	Amiyaki Tei Co., Ltd.	13	16,118
#	Amuse, Inc.	5,000	67,729
	Ando Corp.	38,000	55,361
#	Anest Iwata Corp.	17,000	58,785
#	Anritsu Corp.	61,000	167,137
	AOC Holdings, Inc.	20,100	208,784
	AOI Advertising Promotion, Inc.	5,500	29,827
	AOI Electronics Co., Ltd.	1,400	15,097
	AOKI Holdings, Inc.	11,700	154,039
# *	AOMI Construction Co., Ltd.	45,000	16,093
	Aoyama Trading Co., Ltd.	32,100	581,057
*	Aozora Bank, Ltd.	384,000	748,347
	Arakawa Chemical Industries, Ltd.	10,800	114,260
	Araya Industrial Co., Ltd.	18,000	38,974
#	Arealink Co., Ltd.	290	13,369
#	Ariake Japan Co., Ltd.	11,500	219,144
#	Arisawa Manufacturing Co., Ltd.	19,400	123,359
	Aronkasei Co., Ltd.	18,000	64,450
#	ART Corp.	5,300	56,539
	As One Corp.	5,390	115,018
	Asahi Breweries, Ltd.	71,800	1,329,936
	Asahi Diamond Industrial Co., Ltd.	34,000	229,689
	Asahi Glass Co., Ltd.	93,000	987,291
	Asahi Kasei Corp.	377,000	1,770,577
	Asahi Kogyosha Co., Ltd.	14,000	49,864
	Asahi Organic Chemicals Industry Co., Ltd.	47,000	135,220
	Asahi Pretec Corp.	2,400	60,924
# *	Asahi Tec Corp.	104,000	57,697
*	Asanuma Corp.	11,000	8,205
#	Asatsu-Dk, Inc.	15,500	402,597
	Ashimori Industry Co., Ltd.	38,000	68,359
	Asics Corp.	20,000	176,206
	ASKA Pharmaceutical Co., Ltd.	17,000	157,170
	Astellas Pharma, Inc.	18,600	837,778
	Asti Corp.	4,000	9,917
	Asunaro Aoki Construction Co., Ltd.	23,500	109,641
#	Atom Corp.	2,600	9,455
	Atsugi Co., Ltd.	86,000	95,951
	Autobacs Seven Co., Ltd.	17,400	483,534
	Avex Group Holdings, Inc.	8,500	87,452
#	Azel Corp.	23,000	10,897
#	Bando Chemical Industries, Ltd.	45,000	134,828
#	Bank of the Ryukyus, Ltd.	22,300	178,161

	Bank of Yokohama, Ltd.	265,000	1,419,453
	Belluna Co., Ltd.	14,950	75,777
	Benesse Corp.	18,400	806,712
#	Best Denki Co., Ltd.	34,000	162,627
#	Bookoff Corp.	6,200	40,043
	Bridgestone Corp.	107,000	1,800,082
	Brother Industries, Ltd.	101,500	1,136,148
	Bunka Shutter Co., Ltd.	36,000	132,736
#	CAC Corp.	9,200	85,275
	Calsonic Kansei Corp.	85,000	282,608
	Canon Electronics, Inc.	6,200	113,050
	Canon Finetech, Inc.	15,200	184,162
	Canon Marketing Japan, Inc.	38,200	626,934
	Canon, Inc. Sponsored ADR	24,650	1,102,841
#	Capcom Co., Ltd.	5,800	177,302
# *	Carchs Holdings Co., Ltd.	21,500	6,922
	Casio Computer Co., Ltd.	91,900	1,022,742
	Cawachi, Ltd.	8,400	177,463
#	Central Finance Co., Ltd.	47,000	98,635
	Central Glass Co., Ltd.	98,000	381,970
	Central Japan Railway Co.	36	373,963
#	Central Security Patrols Co., Ltd.	3,100	27,330
	Century Leasing System, Inc.	16,400	169,171
	CFS Corp.	12,000	74,272
#	Chino Corp.	24,000	55,460
#	Chiyoda Co., Ltd.	15,500	226,186
	Chiyoda Corp.	40,000	334,319
#	Chofu Seisakusho Co., Ltd.	12,300	221,673
*	Chori Co., Ltd.	69,000	75,129
	Chubu Electric Power Co., Ltd.	23,300	555,219
	Chubu Shiryo Co., Ltd.	10,000	64,394
#	Chudenko Corp.	16,600	239,024
	Chuetsu Pulp and Paper Co., Ltd.	45,000	82,100
*	Chugai Mining Co., Ltd.	85,000	15,564
	Chugai Pharmaceutical Co., Ltd.	19,800	327,054
#	Chugai Ro Co., Ltd.	31,000	148,148
	Chugoku Marine Paints, Ltd.	30,000	218,420
	Chuo Denki Kogyo Co., Ltd.	7,000	78,897
	Chuo Mitsui Trust Holdings, Inc.	232,000	1,279,059
	Chuo Spring Co., Ltd.	16,000	49,680
#	Circle K Sunkus Co., Ltd.	25,300	414,441
	Citizen Holdings Co., Ltd.	158,400	1,093,869
#	CKD Corp.	33,900	165,737
#	Clarion Co., Ltd.	103,000	147,185
#	Cleanup Corp.	10,000	38,014
#	CMK Corp.	24,000	148,076
	Coca-Cola Central Japan Co., Ltd.	27	183,394
	Coca-Cola West Japan Co., Ltd.	31,202	721,605
*	cocokara fine HOLDINGS, Inc.	1,320	19,766
#	Colowide Co., Ltd.	3,500	17,919
# *	Columbia Music Entertainment, Inc.	23,000	12,114
	Commuture Corp.	17,000	100,333

	Computer Engineering & Consulting, Ltd.	6,600	58,502
#	Comsys Holdings Corp.	67,000	593,382
#	Co-Op Chemical Co., Ltd.	23,000	56,396
	Core Corp.	6,100	35,654
	Corona Corp.	13,800	178,342
#	Cosel Co., Ltd.	8,300	74,664
	Cosmo Oil Co., Ltd.	321,000	937,552
	Create Medic Co., Ltd.	3,000	24,407
	Credit Saison Co., Ltd.	89,600	1,805,080
#	Creed Corp.	73	68,447
	Cross Plus, Inc.	2,000	18,148
#	CSK Holdings Corp.	41,106	648,520
	CTI Engineering Co., Ltd.	4,600	27,848
#	Culture Convenience Club Co., Ltd.	29,700	184,827
	Cybozu, Inc.	20	5,469
#	D&M Holdings, Inc.	40,000	185,562
	Dai Nippon Printing Co., Ltd.	188,000	2,654,279
#	Dai Nippon Screen Mfg. Co., Ltd.	124,000	525,379
	Dai Nippon Sumitomo Pharma Co., Ltd.	89,000	788,692
	Dai Nippon Toryo, Ltd.	53,000	60,297
	Daibiru Corp.	9,000	85,389
	Daicel Chemical Industries, Ltd.	163,000	826,578
	Dai-Dan Co., Ltd.	20,000	101,279
	Daido Kogyo Co., Ltd.	11,000	22,690
#	Daido Metal Co., Ltd.	19,000	77,802
	Daido Steel Co., Ltd.	138,000	765,458
#	Daidoh, Ltd.	13,300	134,403
	Daifuku Co., Ltd.	45,000	368,328
#	Daihatsu Motor Co., Ltd.	98,000	1,206,373
#	Daihen Corp.	54,000	209,148
	Daiho Corp.	49,000	34,338
#	Daiichi Chuo Kisen Kaisha	15,000	89,249
#	Daiichi Jitsugyo Co., Ltd.	25,000	99,879
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	28,169
	Dai-ichi Kogyo Seiyaku Co., Ltd.	18,000	36,959
	Daiichi Sankyo Co, Ltd.	19,600	589,665
#	Daiken Corp.	50,000	94,485
#	Daiki Aluminium Industry Co., Ltd.	21,000	54,991
	Daikin Industries, Ltd.	8,600	289,892
	Daiko Clearing Services Corp.	9,000	53,100
	Daikoku Denki Co., Ltd.	5,500	65,338
	Daikyo, Inc.	119,392	168,605
#	Daimei Telecom Engineering Corp.	22,000	171,184
	Dainichi Co., Ltd.	8,100	42,097
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	44,000	150,122
	Dainippon Ink & Chemicals, Inc.	345,000	764,593
#	Daio Paper Corp.	48,000	413,952
#	Daiseki Co., Ltd.	2,925	94,662
#	Daiso Co., Ltd.	36,000	105,789
*	Daisue Construction Co., Ltd.	70,000	23,472
	Daisyo Corp.	11,800	128,196
	Daito Trust Construction Co., Ltd.	4,100	169,969

*	Daito Woolen Spinning & Weaving Co., Ltd.	22,000	15,974
	Daiwa House Industry Co., Ltd.	160,000	1,572,263
	Daiwa Industries, Ltd.	15,000	52,416
	Daiwa Securities Co., Ltd.	237,000	1,829,743
	Daiwa Seiko, Inc.	27,000	42,825
#	Daiwabo Co., Ltd.	65,000	160,029
#	Daiwabo Information System Co., Ltd.	8,500	146,717
	DC Co., Ltd.	17,700	49,914
#	DCM Japan Holdings Co., Ltd.	45,580	332,656
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	281,000	792,312
	Denki Kogyo Co., Ltd.	30,000	175,050
	Denso Corp.	58,000	1,503,563
#	Dentsu, Inc.	532	1,069,804
	Denyo Co., Ltd.	13,400	107,734
#	Descente, Ltd.	22,000	121,995
*	DIA Kensetsu Co., Ltd.	18,500	1,696
	Dijet Industrial Co., Ltd.	13,000	29,556
#	Disco Corp.	5,800	215,700
	DMW Corp.	900	17,355
#	Don Quijote Co., Ltd.	14,200	249,241
#	Doshisha Co., Ltd.	6,000	84,950
#	DOUTOR NICHIRES Holdings Co., Ltd.	12,523	206,115
	Dowa Holdings Co., Ltd.	106,000	590,532
# *	Dream Incubator, Inc.	25	18,982
#	DTS Corp.	9,000	125,781
#	Dwango Co., Ltd.	46	71,861
#	DyDo Drinco, Inc.	5,700	163,985
	Dynic Corp.	12,000	26,217
#	eAccess, Ltd.	211	123,593
#	Eagle Industry Co., Ltd.	12,000	57,983
	East Japan Railway Co.	72	572,693
#	Ebara Corp.	217,000	507,660
	Echo Trading Co., Ltd.	3,000	25,013
#	Edion Corp.	44,600	350,860
	Eiken Chemical Co., Ltd.	10,000	78,326
#	Eisai Co., Ltd.	11,500	457,342
	Eizo Nanao Corp.	7,800	157,879
	Electric Power Development Co., Ltd.	9,100	334,558
	Elna Co., Ltd.	12,000	19,910
# *	Elpida Memory, Inc.	61,700	1,328,557
	Enplas Corp.	7,700	74,346
	Enshu, Ltd.	37,000	47,739
	Ensuiko Sugar Refining Co., Ltd.	11,000	18,180
	Epson Toyocom Corp.	41,000	131,273
	ESPEC Corp.	11,000	77,074
	Exedy Corp.	15,800	356,760
#	Ezaki Glico Co., Ltd.	45,000	454,198
	FALCO biosystems, Ltd.	4,000	29,045
#	FamilyMart Co., Ltd.	19,500	789,806
#	Fancl Corp.	16,800	198,588
	Fanuc, Ltd.	4,500	334,793
#	Fast Retailing Co., Ltd.	2,800	282,621

# *	FDK Corp.	39,000	49,721
#	Foster Electric Co., Ltd.	7,000	137,644
#	FP Corp.	6,100	165,744
#	France Bed Holdings Co., Ltd.	66,000	96,088
#	Fudo Tetra Corp.	88,400	72,210
	Fuji Co., Ltd.	8,200	131,061
	Fuji Corp., Ltd.	19,200	38,583
	Fuji Electric Holdings Co., Ltd.	327,000	770,079
	Fuji Heavy Industries, Ltd.	329,000	1,880,764
#	Fuji Kiko Co., Ltd.	11,000	18,955
#	Fuji Kyuko Co., Ltd.	14,000	54,156
	Fuji Oil Co., Ltd.	35,500	380,460
	Fuji Oozx, Inc.	6,000	22,462
#	Fuji Soft, Inc.	18,200	325,860
	Fujibo Holdings, Inc.	50,000	78,426
	Fujicco Co., Ltd.	11,600	135,989
	FUJIFILM Holdings Corp.	85,000	2,338,859
#	Fujikura Kasei Co., Ltd.	12,800	96,202
	Fujikura Rubber, Ltd.	5,000	19,239
	Fujikura, Ltd.	192,000	893,712
	Fujita Corp.	3,700	3,960
#	Fujita Kanko, Inc.	11,000	81,227
	Fujitec Co., Ltd.	36,000	184,727
	Fujitsu Business Systems, Ltd.	8,600	112,963
	Fujitsu Frontech, Ltd.	7,000	65,929
#	Fujitsu General, Ltd.	27,000	81,804
	Fujitsu, Ltd.	225,542	1,558,915
# *	Fujiya Co., Ltd.	46,000	56,136
	Fukuda Corp.	17,000	27,154
	Fukuoka Financial Group, Inc.	447,000	1,572,339
	Fukushima Bank, Ltd.	109,000	82,524
	Fukusima Industries Corp.	2,500	21,536
#	Fukuyama Transporting Co., Ltd.	103,000	350,509
	Fumakilla, Ltd.	16,000	56,270
	Funai Consulting, Co., Ltd.	10,500	60,462
	Funai Electric Co., Ltd.	10,400	223,913
	Furukawa Co., Ltd.	138,000	234,315
	Furukawa Electric Co., Ltd.	361,067	1,861,867
	Furusato Industries, Ltd.	5,900	53,704
#	Fuso Pharmaceutical Industries, Ltd.	44,000	128,000
	Futaba Corp.	18,400	308,992
	Futaba Industrial Co., Ltd.	29,400	473,032
#	Future Architect, Inc.	69	37,725
	Fuyo General Lease Co., Ltd.	9,400	279,904
	G-7 Holdings, Inc.	5,000	21,936
#	Gakken Co., Ltd.	45,000	120,496
	Gecoss Corp.	11,700	50,331
#	GEO Co., Ltd.	103	100,286
	Glory, Ltd.	37,100	791,483
# *	GMO Internet, Inc.	15,800	69,895
	Godo Steel, Ltd.	63,000	188,369
#	Goldcrest Co., Ltd.	10,940	179,187

# *	Goldwin, Inc.	31,000	64,776
	Gourmet Kineya Co., Ltd.	9,000	65,922
#	Green Hospital Supply, Inc.	104	54,728
	Gro-BeLS Co., Ltd.	21,000	10,138
#	GS Yuasa Corp.	163,000	833,496
# *	GSI Creos Corp.	49,000	75,379
#	Gulliver International Co., Ltd.	2,200	43,090
#	Gun-Ei Chemical Industry Co., Ltd.	30,000	62,133
	Gunze, Ltd.	105,000	444,252
	H20 Retailing Corp.	88,000	541,392
	Hagoromo Foods Corp.	3,000	28,470
#	Hakuhodo Dy Holdings, Inc.	11,780	600,398
	Hakuto Co., Ltd.	6,900	60,842
	Hamamatsu Photonics K.K.	11,400	282,683
	Hankyu Hanshin Holdings, Inc.	345,000	1,519,550
	Hanwa Co., Ltd.	109,000	487,454
	Happinet Corp.	4,100	59,875
	Harashin Narus Holdings Co., Ltd.	5,700	58,195
	Harima Chemicals, Inc.	12,000	51,546
	Haruyama Trading Co., Ltd.	2,400	10,698
	Haseko Corp.	606,000	615,081
# *	Hayashikane Sangyo Co., Ltd.	20,000	17,456
	Hazama Corp.	59,300	49,874
	Heiwa Corp.	25,100	223,658
	Heiwado Co., Ltd.	15,400	245,261
	Hibiya Engineering, Ltd.	15,000	125,991
	Higashi-Nippon Bank, Ltd.	79,000	254,428
	Hikari Tsushin, Inc.	12,500	318,203
	Hino Motors, Ltd.	151,000	735,457
	Hirose Electric Co., Ltd.	6,000	581,958
#	HIS Co., Ltd.	8,500	104,748
	Hisamitsu Pharmaceutical Co., Inc.	6,800	302,032
	Hitachi Cable, Ltd.	99,000	356,575
	Hitachi Chemical Co., Ltd.	29,900	543,931
	Hitachi Construction Machinery Co., Ltd.	7,300	170,652
	Hitachi High-Technologies Corp.	39,200	722,899
	Hitachi Information Systems, Ltd.	11,100	241,748
	Hitachi Koki Co., Ltd.	28,200	331,467
	Hitachi Kokusai Electric, Inc.	39,000	269,114
	Hitachi Maxell, Ltd.	26,200	292,678
	Hitachi Medical Corp.	17,000	132,875
	Hitachi Metals Techno, Ltd.	3,500	15,534
	Hitachi Metals, Ltd.	17,000	252,427
#	Hitachi Plant Technologies, Ltd.	45,000	139,665
	Hitachi Software Engineering Co., Ltd.	13,500	274,497
	Hitachi Systems & Services, Ltd.	7,700	115,194
	Hitachi Tool Engineering, Ltd.	10,800	127,568
	Hitachi Transport System, Ltd.	29,500	399,337
# *	Hitachi Zosen Corp.	390,000	417,071
	Hitachi, Ltd.	4,000	29,460
	Hitachi, Ltd. Sponsored ADR	56,200	4,118,336
	Hochiki Corp.	11,000	74,319

	Hodogaya Chemical Co., Ltd.	29,000	64,597
	Hogy Medical Co., Ltd.	3,900	187,284
*	Hohsui Corp.	11,000	12,954
	Hokkaido Electric Power Co., Inc.	27,400	612,262
	Hokkaido Gas Co., Ltd.	40,000	98,333
	Hokkan Holdings, Ltd.	34,000	88,402
	Hokko Chemical Industry Co., Ltd.	14,000	44,102
	Hokuetsu Industries Co., Ltd.	10,000	25,518
#	Hokuetsu Paper Mills, Ltd.	65,000	282,817
	Hokuhoku Financial Group, Inc.	687,000	1,642,410
#	Hokuriku Electric Industry Co., Ltd.	35,000	57,265
	Hokuriku Electric Power Co., Inc.	19,500	486,075
	Hokuto Corp.	6,100	137,734
	Honda Motor Co., Ltd.	16,400	532,634
	Honda Motor Co., Ltd. Sponsored ADR	196,469	6,397,031
	Horiba, Ltd.	15,100	298,039
	Horipro, Inc.	7,700	74,998
#	Hosiden Corp.	20,000	332,762
#	Hosokawa Micron Corp.	17,000	78,320
	House Foods Corp.	40,800	664,092
	Howa Machinery, Ltd.	68,000	57,427
	Hoya Corp.	22,900	466,819
	I Metal Technology Co., Ltd.	14,000	28,870
	Ibiden Co., Ltd.	12,800	377,509
	IBJ Leasing Co., Ltd.	10,000	184,175
	Ichiken Co., Ltd.	22,000	25,116
#	Ichikoh Industries, Ltd.	28,000	63,364
	Ichinen Co., Ltd.	9,500	51,428
#	Ichiyoshi Securities Co., Ltd.	20,000	195,408
	Icom, Inc.	5,800	136,033
	Idec Corp.	11,200	126,304
*	Idemitsu Kosan Co., Ltd.	12,800	1,136,734
	Ihara Chemical Industry Co., Ltd.	27,000	73,756
	IHI Corp.	562,000	962,012
	Iino Kaiun Kaisha, Ltd.	24,500	186,973
# *	Ikegami Tsushinki Co., Ltd.	35,000	42,769
# *	Image Holdings Co., Ltd.	7,400	26,079
	Imasen Electric Industrial Co., Ltd.	6,200	84,636
#	Imperial Hotel, Ltd.	7,500	183,155
*	Impress Holdings, Inc.	43	7,063
	Inaba Denki Sangyo Co., Ltd.	8,300	210,160
	Inaba Seisakusho Co., Ltd.	6,300	65,670
	Inabata and Co., Ltd.	23,800	104,390
	Inageya Co., Ltd.	23,000	191,342
*	Ines Corp.	19,100	88,968
	I-Net Corp.	7,400	38,467
	Information Services International-Dentsu, Ltd.	7,500	56,474
	INPEX Holdings, Inc.	31	348,018
	Inui Steamship Co., Ltd.	8,000	101,898
	Inui Tatemono Co., Ltd.	5,000	39,961
#	Invoice, Inc.	2,790	23,548
	ISE Chemicals Corp.	9,000	49,207

# *	Iseki & Co., Ltd.	105,000	277,596
# *	Isetan Mitsukoshi Holdings, Ltd.	102,240	1,139,558
*	Ishihara Sangyo Kaisha, Ltd.	166,000	277,152
#	Ishii Hyoki Co., Ltd.	3,200	59,091
#	Ishii Iron Works Co., Ltd.	23,000	34,146
	Ishizuka Glass Co., Ltd.	12,000	19,227
	Isuzu Motors, Ltd.	102,000	382,094
*	IT Holdings Corp.	24,900	391,782
#	ITO EN, Ltd. (6455789)	25,700	393,293
	ITO EN, Ltd. (B23PWV0)	1,830	20,439
	Itochu Corp.	145,000	1,166,492
	Itochu Enex Co., Ltd.	26,300	162,487
	Itochu Techno-Solutions Corp.	13,400	367,705
	Itochu-Shokuhin Co., Ltd.	5,000	165,022
#	Itoham Foods, Inc.	79,000	412,086
#	Itoki Corp.	18,700	68,028
	Iwasaki Electric Co., Ltd.	30,000	49,203
#	IWATANI Corp.	100,000	272,931
#	Iwatsu Electric Co., Ltd.	58,000	62,818
#	Izumi Co., Ltd.	9,800	142,798
#	Izumiya Co., Ltd.	41,000	232,312
# *	Izutsuya Co., Ltd.	70,000	49,695
# *	J Bridge Corp.	23,600	5,384
#	J Front Retailing Co., Ltd.	44,600	241,120
#	Jalux, Inc.	2,000	26,935
	Jamco Corp.	8,000	48,978
#	Janome Sewing Machine Co., Ltd.	101,000	63,337
*	Japan Airlines System Corp.	61,000	129,478
#	Japan Airport Terminal Co., Ltd.	29,400	372,473
#	Japan Aviation Electronics Industry, Ltd.	36,000	223,575
	Japan Business Computer Co., Ltd.	8,900	71,141
	Japan Carlit Co., Ltd.	13,500	55,908
#	Japan Cash Machine Co., Ltd.	12,800	110,210
#	Japan Digital Laboratory Co., Ltd.	10,400	126,867
#	Japan Foundation Engineering Co., Ltd.	8,600	18,713
	Japan Kenzai Co., Ltd.	6,400	35,984
#	Japan Medical Dynamic Marketing, Inc.	2,600	6,856
	Japan Petroleum Exploration Co., Ltd.	6,200	411,613
	Japan Pulp & Paper Co., Ltd.	52,000	179,100
#	Japan Radio Co., Ltd.	64,000	145,888
	Japan Servo Co., Ltd.	6,000	41,264
	Japan Tobacco, Inc.	116	550,526
#	Japan Transcity Corp.	34,000	121,839
#	Japan Vilene Co., Ltd.	34,000	135,096
	Jastec Co., Ltd.	8,100	47,370
	JBIS Holdings, Inc.	14,000	55,822
	Jeans Mate Corp.	5,400	29,182
#	Jeol, Ltd.	34,000	122,304
	JFE Holdings, Inc.	21,000	887,460
#	JFE Shoji Holdings, Inc.	39,000	224,022
	JGC Corp.	18,000	344,688
	Jidosha Buhin Kogyo Co., Ltd.	16,000	48,237

	JMS Co., Ltd.	14,000	40,406
	Joban Kosan Co., Ltd.	32,000	49,719
#	J-Oil Mills, Inc.	51,000	243,115
#	Joint Corp.	14,800	25,904
#	Joshin Denki Co., Ltd.	23,000	185,506
	JS Group Corp.	85,700	1,163,402
	JSP Corp.	17,000	115,460
	JSR Corp., Tokyo	17,000	292,871
	JTEKT Corp.	40,600	517,592
#	Juki Corp.	83,000	152,717
	Juroku Bank, Ltd.	177,000	733,366
#	Jyomo Co., Ltd.	37,000	24,247
	K.R.S. Corp.	2,100	17,316
	Kabuki-Za Co., Ltd.	1,000	43,184
#	Kadokawa Holdings, Inc.	10,500	247,242
	Kaga Electronics Co., Ltd.	13,400	165,796
#	Kagome Co., Ltd.	22,500	360,704
	Kajima Corp.	511,000	1,573,035
#	Kakaku.com, Inc.	48	139,420
	Kaken Pharmaceutical Co., Ltd.	35,000	313,499
#	Kamagai Gumi Co., Ltd.	51,000	29,204
	Kameda Seika Co., Ltd.	6,000	81,257
	Kamei Corp.	13,000	51,007
	Kamigumi Co., Ltd.	155,000	1,196,327
	Kanaden Corp.	13,000	65,478
	Kanagawa Chuo Kotsu Co., Ltd.	11,000	51,197
	Kanamoto Co., Ltd.	11,000	52,977
#	Kandenko Co., Ltd.	54,000	324,692
	Kaneka Corp.	176,000	1,105,366
*	Kanematsu Corp.	213,000	239,805
	Kanematsu Electronics, Ltd.	10,900	85,860
	Kansai Electric Power Co., Inc.	27,400	672,362
	Kansai Paint Co., Ltd.	127,000	801,218
	Kanto Auto Works, Ltd.	18,046	232,374
#	Kanto Denka Kogyo Co., Ltd.	16,000	72,708
#	Kanto Natural Gas Development Co., Ltd.	20,000	131,297
	Kao Corp.	14,000	396,382
	Kasai Kogyo Co., Ltd.	18,000	50,772
	Kasei (C.I.) Co., Ltd.	15,000	36,048
#	Kasumi Co., Ltd.	23,000	139,582
#	Katakura Industries Co., Ltd.	12,900	160,890
	Kato Sangyo Co., Ltd.	11,300	151,249
	Kato Works Co., Ltd.	35,000	98,549
*	Kawada Industries, Inc.	10,000	11,961
	Kawaguchi Metal Industries Co., Ltd.	10,000	30,416
	Kawai Musical Instruments Manufacturing Co., Ltd.	39,000	46,162
	Kawasaki Heavy Industries, Ltd.	563,000	1,241,338
	Kawasaki Kasei Chemicals, Ltd.	23,000	35,382
	Kawasaki Kinkai Kisen Kaisha, Ltd.	13,000	45,409
	Kawasaki Kisen Kaisha, Ltd.	116,000	822,410
# *	Kawashima Selkon Textiles Co., Ltd.	59,000	48,345
	Kawasumi Laboratories, Inc.	8,000	43,307

	Kayaba Industry Co., Ltd.	89,000	325,082
	KDDI Corp.	119	692,961
	Keihanshin Real Estate Co., Ltd.	10,000	39,440
	Keihin Corp.	23,300	386,123
#	Keihin Electric Express Railway Co., Ltd.	88,000	563,011
	Keio Corp.	125,000	695,143
	Keisei Electric Railway Co., Ltd.	57,000	315,102
#	Keiyo Co., Ltd.	19,100	95,241
#	Kenedix, Inc.	324	184,544
#	Kentucky Fried Chicken Japan, Ltd.	5,000	79,403
#	Kenwood Corp.	153,000	133,218
#	Key Coffee, Inc.	9,900	141,191
	Keyence Corp.	1,700	343,877
	Kikkoman Corp.	67,050	829,644
	Kimura Chemical Plants Co., Ltd.	4,100	31,640
	Kinden Corp.	79,000	754,676
# *	Kinki Nippon Tourist Co., Ltd.	34,000	63,251
#	Kinki Sharyo Co., Ltd.	21,000	102,170
#	Kintetsu Corp.	128,000	397,761
	Kintetsu World Express, Inc.	10,300	187,005
	Kinugawa Rubber Industrial Co., Ltd.	11,000	26,425
	Kioritz Corp.	20,000	44,191
	Kirin Holdings Co., Ltd.	166,000	2,483,670
	Kirindo Co., Ltd.	2,700	14,709
# *	Kishu Paper Co., Ltd.	43,000	55,221
#	Kisoji Co., Ltd.	5,400	107,973
#	Kissei Pharmaceutical Co., Ltd.	21,000	456,840
	Kitagawa Iron Works Co., Ltd.	47,000	76,247
	Kitano Construction Corp.	26,000	53,045
#	Kitz Corp.	51,000	229,288
	Kiyo Holdings, Inc.	380,000	589,752
#	Koa Corp.	25,500	146,886
	Koatsu Gas Kogyo Co., Ltd.	25,000	140,640
	Kobayashi Pharmaceutical Co., Ltd.	10,700	362,609
#	Kobayashi Yoko Co., Ltd.	1,900	4,922
	Kobe Steel, Ltd.	472,000	1,128,805
#	Koei Co., Ltd.	11,600	162,954
#	Kohnan Shoji Co., Ltd.	14,900	199,816
	Kohsoku Corp.	5,000	26,036
	Koike Sanso Kogyo Co., Ltd.	12,000	35,970
	Koito Industries, Ltd.	7,000	22,403
	Koito Manufacturing Co., Ltd.	45,000	541,602
#	Kojima Co., Ltd.	9,100	43,131
	Kokuyo Co., Ltd.	47,864	386,092
#	Komai Tekko, Inc.	12,000	21,326
	Komatsu Seiren Co., Ltd.	19,000	73,598
	Komatsu Wall Industry Co., Ltd.	4,800	54,381
	Komatsu, Ltd.	19,900	416,497
	Komeri Co., Ltd.	14,400	420,446
	Komori Corp.	34,100	497,561
#	Konaka Co., Ltd.	10,880	44,037
	Konami Co., Ltd.	8,000	244,296

#	Konami Corp. ADR	9,670	294,258
	Konica Minolta Holdings, Inc.	34,500	475,507
	Konishi Co., Ltd.	10,000	89,498
	Kosaido Co., Ltd.	13,700	51,306
	Kose Corp.	12,400	337,141
#	Kosei Securities Co., Ltd.	36,000	37,961
*	Kosugi Sangyo Co., Ltd.	85,000	9,324
	Ku Holdings Co., Ltd.	4,400	15,045
	Kubota Corp.	15,000	104,732
	Kubota Corp. Sponsored ADR	46,500	1,600,995
#	Kumiai Chemical Industry Co., Ltd.	25,000	73,283
	Kura Corp.	26	47,696
	Kurabo Industries, Ltd.	108,000	183,012
	Kuraray Co., Ltd.	87,000	906,602
#	Kureha Corp.	65,000	364,763
	Kurimoto, Ltd.	39,000	37,286
	Kurita Water Industries, Ltd.	11,600	377,472
	Kuroda Electric Co., Ltd.	15,500	178,795
#	Kurosaki Harima Corp.	35,000	76,399
	K’s Holdings Corp.	22,100	401,271
	Kyocera Corp.	3,300	276,574
	Kyocera Corp. Sponsored ADR	22,900	1,916,959
	Kyoden Co., Ltd.	7,000	9,513
#	Kyodo Printing Co., Ltd.	46,000	123,754
#	Kyodo Shiryo Co., Ltd.	56,000	65,115
	Kyoei Sangyo Co., Ltd.	8,000	21,330
#	Kyoei Tanker Co., Ltd.	22,000	64,045
	Kyokuto Boeki Kaisha, Ltd.	10,000	17,606
	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,900	69,679
	Kyokuyo Co., Ltd.	41,000	74,702
	Kyorin Co., Ltd.	9,000	120,919
#	Kyoritsu Maintenance Co., Ltd.	5,940	102,357
	Kyosan Electric Manufacturing Co., Ltd.	24,000	84,295
	Kyoto Kimono Yuzen Co., Ltd.	64	48,284
#	Kyowa Exeo Corp.	41,000	400,854
	Kyowa Hakko Kogyo Co., Ltd.	59,000	645,212
	Kyowa Leather Cloth Co., Ltd.	4,100	19,615
	Kyudenko Corp.	27,000	175,267
	Kyushu Electric Power Co., Inc.	29,400	647,379
*	Laox Co., Ltd.	10,000	2,107
	Lapine Co., Ltd.	12,000	13,956
#	Lawson, Inc.	10,200	467,510
	Leopalace21 Corp.	73,700	750,211
#	Life Corp.	10,000	152,622
	Lintec Corp.	26,700	472,783
	Lion Corp.	82,000	397,949
*	Lonseal Corp.	23,000	39,509
#	Look, Inc.	26,000	31,491
	Mabuchi Motor Co., Ltd.	14,000	653,697
	Macnica, Inc.	5,200	65,293
	Maeda Corp.	80,000	243,962
	Maeda Road Construction Co., Ltd.	37,000	237,050

#	Maezawa Industries, Inc.	3,100	7,371
	Maezawa Kaisei Industries Co., Ltd.	5,600	57,412
	Maezawa Kyuso Industries Co., Ltd.	7,300	129,463
*	Magara Construction Co., Ltd.	7,000	64
	Makino Milling Machine Co., Ltd.	59,000	269,859
	Makita Corp.	14,000	361,894
	Makita Corp. Sponsored ADR	5,914	153,468
	Mandom Corp.	7,500	200,946
	Marche Corp.	2,000	13,265
	Mars Engineering Corp.	5,000	103,806
#	Marubeni Corp.	295,000	1,825,276
#	Marubun Corp.	8,200	51,581
	Marudai Food Co., Ltd.	58,000	143,732
#	Maruei Department Store Co., Ltd.	18,000	51,975
#	Maruha Nichiro Holdings, Inc.	220,815	405,335
	MARUI GROUP CO., Ltd.	160,600	1,173,636
#	Maruichi Steel Tube, Ltd.	23,800	709,423
	Maruka Machinery Co., Ltd.	4,000	36,471
#	Marusan Securities Co., Ltd.	39,700	226,686
	Maruwa Co., Ltd.	4,200	50,443
#	Maruyama Manufacturing Co., Inc.	26,000	50,222
# *	Maruzen Co., Ltd.	34,000	30,332
	Maruzen Showa Unyu Co., Ltd.	37,000	105,570
	Maspro Denkoh Corp.	7,200	57,620
#	Matsuda Sangyo Co., Ltd.	2,662	58,801
	Matsui Construction Co., Ltd.	12,000	35,515
#	Matsui Securities Co., Ltd.	12,800	90,301
#	Matsumotokiyoshi Holdings Co., Ltd.	13,400	282,804
	Matsushita Electric Industrial Co., Ltd.	195,000	4,008,000
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	75,200	1,543,104
	Matsushita Electric Works, Ltd.	119,000	1,099,934
#	Matsuya Co., Ltd.	4,000	71,530
	Matsuya Foods Co., Ltd.	9,300	110,702
#	Max Co., Ltd.	20,000	191,589
	Maxvalu Tokai Co., Ltd.	6,300	87,901
	Mazda Motor Corp.	289,000	1,538,298
	MEC Co., Ltd.	7,600	62,688
	Mediceo Paltac Holdings Co., Ltd.	53,300	801,185
#	Megachips Corp.	6,100	90,933
#	Meidensha Corp.	87,000	230,330
	Meiji Dairies Corp.	130,000	742,353
# *	Meiji Machine Co., Ltd.	40,000	20,694
#	Meiji Seika Kaisha, Ltd.	162,000	762,781
#	Meiji Shipping Co., Ltd.	6,200	29,115
	Meitec Corp.	3,800	104,875
#	Meito Sangyo Co., Ltd.	5,000	104,583
#	Meiwa Estate Co., Ltd.	12,700	49,123
*	Meiwa Trading Co., Ltd.	18,000	32,765
	Mercian Corp.	26,000	56,847
	Mesco, Inc.	6,000	35,188
#	Mikuni Coca-Cola Bottling Co., Ltd.	19,600	183,720
	Mikuni Corp.	7,000	14,507

	Milbon Co., Ltd.	4,400	94,555
	Millea Holdings, Ltd.	54,812	1,859,071
	Mimasu Semiconductor Industry Co., Ltd.	8,500	122,807
	Minebea Co., Ltd.	117,000	513,060
#	Ministop Co., Ltd.	7,900	152,658
	Miraca Holdings, Inc.	20,800	463,912
#	Miroku Jyoho Service Co., Ltd.	9,000	20,168
# *	Misawa Homes Co., Inc.	11,200	50,576
#	Misawa Resort Co., Ltd.	3,000	7,745
	MISUMI Group, Inc.	9,000	155,728
	Mitani Corp.	6,000	38,825
	Mito Securities Co., Ltd.	31,000	98,567
	Mitsuba Corp.	20,000	124,724
#	Mitsubishi Cable Industries, Ltd.	77,000	85,333
	Mitsubishi Chemical Holdings Corp.	403,000	2,279,959
	Mitsubishi Corp.	131,700	3,617,677
	Mitsubishi Electric Corp.	71,000	602,144
	Mitsubishi Estate Co., Ltd.	29,000	640,578
	Mitsubishi Gas Chemical Co., Inc.	226,000	1,280,035
	Mitsubishi Heavy Industries, Ltd.	548,000	2,617,226
#	Mitsubishi Kakoki Kaisha, Ltd.	21,000	52,298
#	Mitsubishi Logistics Corp.	68,000	771,187
	Mitsubishi Materials Corp.	334,160	1,185,763
# *	Mitsubishi Motors Corp.	279,000	416,757
	Mitsubishi Paper Mills, Ltd.	146,000	347,710
#	Mitsubishi Pencil Co., Ltd.	10,000	128,193
#	Mitsubishi Rayon Co., Ltd.	306,452	827,003
#	Mitsubishi Steel Manufacturing Co., Ltd.	68,000	253,153
	Mitsubishi Tanabe Pharma Corp.	74,000	1,036,777
	Mitsubishi UFJ Financial Group, Inc.	983,100	7,472,604
	Mitsubishi UFJ Financial Group, Inc. ADR	580,392	4,434,195
	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	105,037
#	Mitsuboshi Belting, Ltd.	38,000	197,420
	Mitsui & Co., Ltd.	19,000	323,938
	Mitsui & Co., Ltd. Sponsored ADR	3,949	1,343,015
#	Mitsui Chemicals, Inc.	357,000	1,762,030
	Mitsui Engineering and Shipbuilding Co., Ltd.	206,000	413,853
	Mitsui Fudosan Co., Ltd.	31,000	646,016
	Mitsui High-Tec, Inc.	14,200	96,965
	Mitsui Home Co., Ltd.	27,000	135,985
	Mitsui Knowledge Industry Co., Ltd.	1,115	236,867
#	Mitsui Matsushima Co., Ltd.	33,000	96,720
#	Mitsui Mining and Smelting Co., Ltd.	341,000	908,590
	Mitsui Mining Co., Ltd.	29,000	98,876
	Mitsui O.S.K. Lines, Ltd.	33,000	391,118
	Mitsui Sugar Co., Ltd.	46,000	176,268
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	55,800	1,830,190
#	Mitsui-Soko Co., Ltd.	52,000	255,767
	Mitsumi Electric Co., Ltd.	36,600	976,017
	Mitsumura Printing Co., Ltd.	8,000	24,910
	Mitsuuroko Co., Ltd.	15,600	99,694
#	Miura Co., Ltd.	15,800	347,022

# *	Miyaji Engineering Group	31,000	21,727
*	Miyakoshi Corp.	3,900	25,823
	Miyoshi Oil & Fat Co., Ltd.	49,000	72,636
	Miyuki Keori Co., Ltd.	8,000	18,933
	Mizuho Financial Group, Inc.	1,009	4,295,220
#	Mizuho Investors Securities Co., Ltd.	231,000	240,721
#	Mizuho Trust & Banking Co., Ltd.	100,000	144,002
#	Mizuno Corp.	51,000	255,373
	Mochida Pharmaceutical Co., Ltd.	20,000	243,026
#	Modec, Inc.	4,200	133,077
#	Monex Group, Inc.	984	487,223
	Mori Seiki Co., Ltd.	42,500	545,202
#	Morinaga & Co., Ltd.	98,000	186,654
	Morinaga Milk Industry Co., Ltd.	104,000	305,678
	Morita Corp.	17,000	67,861
	Moritex Corp.	6,300	24,245
	Morozoff, Ltd.	24,000	72,143
	Mory Industries, Inc.	22,000	63,471
#	MOS Food Services, Inc.	13,000	163,763
	Moshi Moshi Hotline, Inc.	900	24,203
	MR Max Corp.	13,000	42,802
	Murata Manufacturing Co., Ltd.	47,400	2,082,843
	Musashino Bank, Ltd.	16,600	484,251
# *	Mutoh Holdings Co., Ltd.	26,000	62,328
	Mutow Co., Ltd.	10,800	56,058
	Nabtesco Corp.	25,000	259,365
	NAC Co., Ltd.	3,300	23,990
	Nachi-Fujikoshi Corp.	71,000	226,312
	Nagase & Co., Ltd.	59,000	558,718
	Nagatanien Co., Ltd.	6,000	47,704
	Nagoya Railroad Co., Ltd.	179,000	501,261
*	Naigai Co., Ltd.	28,000	11,501
	Nakabayashi Co., Ltd.	36,000	62,038
	Nakamuraya Co., Ltd.	17,000	77,612
	Nakano Corp.	18,000	29,791
	Nakayama Steel Works, Ltd.	44,000	141,180
	Namco Bandai Holdings, Inc.	103,700	1,275,386
	NEC Corp.	640,800	2,953,093
# *	NEC Electronics Corp.	21,000	531,816
	NEC Fielding, Ltd.	12,800	139,766
	NEC Leasing, Ltd.	8,900	112,694
	NEC Mobiling, Ltd.	3,500	53,628
#	NEC System Integration & Construction, Ltd.	11,400	148,161
# *	NEC Tokin Corp.	35,000	117,665
#	Net One Systems Co., Ltd.	272	363,296
*	Netmarks, Inc.	32	6,428
	Neturen Co., Ltd.	18,100	133,895
	New Japan Radio Co., Ltd.	4,000	12,465
	New Tachikawa Aircraft Co., Ltd.	1,600	60,108
	NGK Insulators, Ltd.	29,000	348,044
#	NGK Spark Plug Co., Ltd.	100,000	1,105,079
	NHK Spring Co., Ltd.	72,000	484,109

	Nice Holdings, Inc.	41,000	69,819
	Nichia Steel Works, Ltd.	19,000	64,831
*	Nichias Corp.	51,000	143,334
	Nichiban Co., Ltd.	8,000	26,534
	Nichicon Corp.	35,500	288,919
#	Nichiha Corp.	11,000	81,488
#	Nichii Gakkan Co.	10,700	136,749
#	Nichimo Co., Ltd.	15,000	23,766
#	Nichimo Corp.	90,000	13,073
	Nichirei Corp.	121,000	690,215
	Nichireki Co., Ltd.	8,000	21,636
	Nidec Copal Corp.	10,400	129,813
	Nidec Corp.	4,200	281,551
	Nidec Corp. ADR	4,800	81,408
#	Nidec Sankyo Corp.	34,000	180,627
#	Nidec Tosok Corp.	2,600	20,266
	Nifco, Inc.	13,800	297,449
#	Nihon Chouzai Co., Ltd.	3,000	49,533
#	Nihon Dempa Kogyo Co., Ltd.	8,800	184,705
#	Nihon Eslead Corp.	5,700	35,255
#	Nihon Inter Electronics Corp.	19,200	42,898
	Nihon Kagaku Sangyo Co., Ltd.	3,000	18,994
	Nihon Kohden Corp.	13,200	287,809
#	Nihon Matai Co., Ltd.	9,000	15,616
#	Nihon Nohyaku Co., Ltd.	23,000	208,653
	Nihon Parkerizing Co., Ltd.	22,000	306,910
	Nihon Spindle Manufacturing Co., Ltd.	17,000	37,224
	Nihon Unisys, Ltd.	20,800	324,967
	Nikkiso Co., Ltd.	23,000	141,263
	Nikko Co., Ltd.	11,000	27,516
#	Nikon Corp.	17,000	551,755
	Nintendo Co., Ltd.	2,400	1,126,704
	Nippo Corp.	35,000	185,757
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,000	159,554
*	Nippon Carbide Industries Co., Inc.	29,000	38,728
	Nippon Carbon Co., Ltd.	23,000	107,618
#	Nippon Ceramic Co., Ltd.	11,400	123,259
	Nippon Chemical Industrial Co., Ltd.	28,000	71,131
#	Nippon Chemi-Con Corp.	71,000	250,931
#	Nippon Chemiphar Co., Ltd.	5,000	22,315
#	Nippon Chutetsukan K.K.	15,000	19,091
	Nippon Chuzo K.K.	27,000	31,412
	Nippon Concrete Industries Co., Ltd.	33,000	42,874
	Nippon Denko Co., Ltd.	28,000	240,968
	Nippon Densetsu Kogyo Co., Ltd.	25,000	201,026
	Nippon Denwa Shisetu Co., Ltd.	22,000	55,897
	Nippon Electric Glass Co., Ltd.	16,000	213,424
	Nippon Express Co., Ltd.	248,000	1,159,583
	Nippon Felt Co., Ltd.	5,000	24,385
	Nippon Filcon Co., Ltd.	9,700	46,031
	Nippon Fine Chemical Co., Ltd.	10,300	56,963
	Nippon Flour Mills Co., Ltd.	70,000	334,631

	Nippon Formula Feed Manufacturing Co., Ltd.	32,000	37,702
#	Nippon Gas Co., Ltd.	16,800	163,151
	Nippon Hume Corp.	20,000	52,332
	Nippon Jogesuido Sekkei Co., Ltd.	24	17,918
	Nippon Kanzai Co., Ltd.	2,800	75,329
	Nippon Kasei Chemical Co., Ltd.	32,000	49,509
	Nippon Kayaku Co., Ltd.	91,000	579,096
#	Nippon Kinzoku Co., Ltd.	31,000	65,290
	Nippon Koei Co., Ltd.	34,000	87,922
	Nippon Konpo Unyu Soko Co., Ltd.	34,000	344,329
	Nippon Koshuha Steel Co., Ltd.	44,000	63,734
	Nippon Light Metal Co., Ltd.	284,000	428,494
	Nippon Meat Packers, Inc.	102,000	1,656,000
#	Nippon Metal Industry Co., Ltd.	70,000	165,676
	Nippon Mining Holdings, Inc.	283,000	1,571,949
	Nippon Mitsubishi Oil Corp.	415,000	2,588,317
#	Nippon Paint Co., Ltd.	123,000	442,056
	Nippon Paper Group, Inc.	510	1,456,493
#	Nippon Parking Development Co., Ltd.	143	4,443
	Nippon Pillar Packing Co., Ltd.	9,000	44,449
#	Nippon Piston Ring Co., Ltd.	39,000	59,953
	Nippon Seiki Co., Ltd.	22,000	275,018
	Nippon Seiro Co., Ltd.	14,000	25,435
	Nippon Seisen Co., Ltd.	16,000	55,299
	Nippon Sharyo, Ltd.	74,000	229,075
#	Nippon Sheet Glass Co., Ltd.	342,000	1,751,383
	Nippon Shinyaku Co., Ltd.	29,000	361,314
	Nippon Shokubai Co., Ltd.	74,000	474,572
	Nippon Signal Co., Ltd.	32,800	173,025
#	Nippon Soda Co., Ltd.	73,000	355,364
	Nippon Steel Corp.	208,000	986,674
	Nippon Steel Trading Co., Ltd.	53,000	142,396
	Nippon Suisan Kaisha, Ltd.	143,700	498,562
	Nippon Telegraph & Telephone Corp.	51	250,723
	Nippon Telegraph & Telephone Corp. ADR	33,900	830,211
	Nippon Thompson Co., Ltd.	38,000	201,040
	Nippon Tungsten Co., Ltd.	10,000	18,708
	Nippon Valqua Industries, Ltd.	49,000	137,771
#	Nippon Yakin Kogyo Co., Ltd.	70,000	344,646
#	Nippon Yusen K.K.	208,000	1,659,894
	Nippon Yusoki Co., Ltd.	16,000	43,399
	Nipponkoa Insurance Co., Ltd.	188,000	1,233,455
#	Nipro Corp.	27,000	492,774
*	NIS Group Co., Ltd ADR	30,800	18,788
# *	NIS Group Co., Ltd.	30,704	37,525
#	Nishimatsu Construction Co., Ltd.	156,000	344,920
#	Nishimatsuya Chain Co., Ltd.	15,800	140,308
	Nishi-Nippon Bank, Ltd.	400,000	1,044,957
	Nishi-Nippon Railroad Co., Ltd.	171,000	595,106
	Nishishiba Electric Co., Ltd.	10,000	16,310
	Nissan Chemical Industries, Ltd.	20,000	219,113
#	Nissan Motor Co., Ltd.	392,700	2,982,985

	Nissan Shatai Co., Ltd.	44,000	327,599
	Nissay Dowa General Insurance Co., Ltd.	104,000	541,708
#	Nissei Corp.	5,700	54,958
	Nissei Plastic Industrial Co., Ltd.	7,600	28,482
#	Nissen Holdings Co., Ltd.	25,500	101,364
#	Nissha Printing Co., Ltd.	7,900	426,659
#	Nisshin Fudosan Co., Ltd.	9,100	29,952
	Nisshin Seifun Group, Inc.	99,700	1,375,631
	Nisshin Steel Co., Ltd.	452,000	1,207,618
#	Nisshinbo Industries, Inc.	85,000	935,863
	Nissho Electronics Corp.	4,100	21,930
	Nissin Corp.	40,000	115,391
	Nissin Electric Co., Ltd.	32,000	139,981
#	Nissin Food Products Co., Ltd.	32,575	1,075,783
	Nissin Kogyo Co., Ltd.	17,800	317,900
	Nissin Sugar Manufacturing Co., Ltd.	28,000	61,892
	Nissui Pharmaceutical Co., Ltd.	4,000	26,936
	Nitchitsu Co., Ltd.	11,000	27,040
	Nitori Co., Ltd.	4,500	249,903
	Nitta Corp.	11,000	168,067
	Nittan Valve Co., Ltd.	9,600	41,020
	Nittetsu Mining Co., Ltd.	27,000	98,848
#	Nitto Boseki Co., Ltd.	139,000	273,864
	Nitto Denko Corp.	38,500	1,155,669
	Nitto Electric Works, Ltd.	16,200	150,714
	Nitto FC Co., Ltd.	5,000	23,407
	Nitto Kohki Co., Ltd.	7,000	135,859
	Nitto Seiko Co., Ltd.	10,000	32,908
*	Nittoc Construction Co., Ltd.	29,000	11,336
*	Niws Co. HQ, Ltd.	148	128
	NOF Corp.	92,000	382,769
	Nohmi Bosai, Ltd.	27,000	177,542
	NOK Corp.	63,300	907,134
	Nomura Co., Ltd.	25,000	77,330
	Nomura Holdings, Inc. ADR	46,700	622,044
# *	Nomura Real Estate Holdings, Inc.	25,500	522,571
	Nomura Research Institute, Ltd.	5,600	127,073
	Nomura Securities Co., Ltd.	107,000	1,418,988
	Noritake Co., Ltd.	62,000	233,390
	Noritsu Koki Co., Ltd.	8,800	127,748
#	Noritz Corp.	18,300	171,154
	Nosan Corp.	8,000	17,964
	NS Solutions Corp.	9,500	152,892
	NSD Co., Ltd.	14,200	157,013
	NSK, Ltd.	39,000	278,988
	NTN Corp.	180,000	1,000,636
	NTT Data Corp.	81	332,471
	NTT DoCoMo, Inc.	1,077	1,697,371
	NTT DoCoMo, Inc. Sponsored ADR	44,600	697,990
# *	Oak Capital Corp.	101,000	12,888
	Obayashi Corp.	348,000	1,609,682
	Obic Co., Ltd.	1,370	242,006

#	Odakyu Electric Railway Co., Ltd.	50,000	344,827
#	Oenon Holdings, Inc.	36,000	93,836
	Oiles Corp.	11,640	200,863
#	Oji Paper Co., Ltd.	272,000	1,420,967
	Okabe Co., Ltd.	17,000	80,635
	Okamoto Industries, Inc.	37,000	136,161
	Okamoto Machine Tool Works, Ltd.	24,000	38,554
	Okamura Corp.	34,000	216,354
	Okano Valve Manufacturing Co.	4,000	23,334
	Okasan Holdings, Inc.	102,000	505,556
	Okaya Electric Industries Co., Ltd.	4,400	18,082
	Oki Electric Cable Co., Ltd.	12,000	19,518
# *	Oki Electric Industry Co., Ltd.	309,000	419,053
	Okinawa Electric Power Co., Ltd.	4,880	259,307
	OKK Corp.	40,000	57,862
	OKUMA Corp.	73,000	524,716
#	Okumura Corp.	91,000	327,698
	Okura Industrial Co., Ltd.	31,000	70,094
	Okuwa Co., Ltd.	12,000	192,646
	Olympic Corp.	6,300	39,316
	Olympus Corp.	12,000	389,877
#	O-M, Ltd.	7,000	36,143
# *	OMC Card, Inc.	65,259	168,242
#	Omikenshi Co., Ltd.	24,000	14,932
	Omron Corp.	38,500	677,445
	Ono Pharmaceutical Co., Ltd.	17,900	929,119
	Ono Sokki Co., Ltd.	13,000	65,049
#	Onoken Co., Ltd.	8,500	126,608
#	Onward Holdings Co., Ltd.	78,000	847,077
#	Oracle Corp. Japan	1,900	82,793
#	Organo Corp.	17,000	121,920
#	Oriental Land Co., Ltd.	8,200	539,181
	Oriental Shiraishi Corp.	9,700	16,578
	Oriental Yeast Co., Ltd.	5,000	27,161
	Origin Electric Co., Ltd.	15,000	82,372
	Osaka Gas Co., Ltd.	129,000	469,346
	Osaka Organic Chemical Industry, Ltd.	5,000	24,286
	Osaka Steel Co., Ltd.	9,300	118,762
#	Osaka Titanium Technologies Co., Ltd.	2,100	80,483
#	Osaki Electric Co., Ltd.	11,000	62,672
#	OSG Corp.	26,400	226,192
	Otsuka Corp.	1,900	136,286
	Oyo Corp.	13,500	157,573
#	P.S. Mitsubishi Construction Co., Ltd.	15,500	39,659
	Pacific Industrial Co., Ltd.	21,000	78,166
#	Pacific Metals Co., Ltd.	74,000	473,568
#	PanaHome Corp.	45,000	262,687
#	Paramount Bed Co., Ltd.	8,800	123,856
#	Parco Co., Ltd.	32,000	365,402
#	Paris Miki, Inc.	17,000	143,143
#	Park24 Co., Ltd.	18,700	97,255
# *	Pasco Corp.	21,000	35,147

#	Pasona Group, Inc.	105	74,244
	PCA Corp.	1,000	9,647
# *	Penta-Ocean Construction Co., Ltd.	145,500	166,260
# *	PIA Corp.	700	7,934
#	Pigeon Corp.	8,600	200,126
	Pilot Corp.	65	144,712
	Piolax, Inc.	6,600	120,402
	Pioneer Electronic Corp.	88,300	670,259
	Poplar Co., Ltd.	3,500	19,891
	Press Kogyo Co., Ltd.	52,000	200,726
*	Prima Meat Packers, Ltd.	113,000	122,444
#	PRONEXUS, Inc.	15,900	121,838
	Q.P. Corp.	57,500	544,297
#	Raito Kogyo Co., Ltd.	16,900	39,347
#	Rasa Industries, Ltd.	41,000	67,036
	Rengo Co., Ltd.	128,000	924,463
# *	Renown, Inc.	20,100	56,296
#	Resona Holdings, Inc.	205	238,602
#	Resorttrust, Inc.	19,100	205,645
#	Rhythm Watch Co., Ltd.	49,000	58,427
	RICOH COMPANY, Ltd.	154,000	2,542,020
	Ricoh Leasing Co., Ltd.	8,300	166,170
#	Right On Co., Ltd.	8,800	97,289
#	Riken Corp.	48,000	163,117
	Riken Keiki Co., Ltd.	9,400	59,270
	Riken Technos Corp.	32,000	71,929
	Riken Vitamin Co., Ltd.	6,400	186,362
#	Ringer Hut Co., Ltd.	2,800	35,115
	Rinnai Corp.	17,400	630,118
	RISA Partners, Inc.	107	94,403
	Rock Field Co., Ltd.	4,900	68,770
	Rohm Co., Ltd.	31,900	1,836,581
	Rohto Pharmaceutical Co., Ltd.	25,000	298,432
	Roland Corp.	12,300	200,099
#	Roland DG Corp.	4,500	76,350
#	Round One Corp.	199	163,178
#	Royal Co., Ltd.	13,700	123,629
	Ryobi, Ltd.	76,000	250,864
	Ryoden Trading Co., Ltd.	19,000	113,823
	Ryohin Keikaku Co., Ltd.	3,275	175,732
	Ryosan Co., Ltd.	19,200	412,504
#	Ryoshoku, Ltd.	9,000	170,943
	Ryoyo Electro Corp.	13,600	131,260
#	S Foods, Inc.	11,500	77,912
	S Science Co., Ltd.	175,000	12,760
#	S.T. Chemical Co., Ltd.	8,000	95,232
	Sagami Chain Co., Ltd.	8,000	65,607
	Sagami Railway Co., Ltd.	33,000	122,863
	Saibu Gas Co., Ltd.	92,000	214,823
	Saint Marc Holdings Co., Ltd.	2,300	81,525
#	Saizeriya Co., Ltd.	17,500	174,585
	Sakai Chemical Industry Co., Ltd.	49,000	149,298

#	Sakai Heavy Industries, Ltd.	17,000	34,428
#	Sakai Ovex Co., Ltd.	51,000	62,724
	Sakata INX Corp.	21,000	63,987
#	Sakata Seed Corp.	21,800	324,177
	Sala Corp.	12,500	57,117
	San-Ai Oil Co., Ltd.	23,000	90,155
	Sanden Corp.	70,000	270,840
#	Sanei-International Co., Ltd.	5,500	71,567
# *	Sanix, Inc.	16,900	43,958
	Sankei Building Co., Ltd.	17,000	81,371
	Sanken Electric Co., Ltd.	62,000	319,219
#	Sanki Engineering Co., Ltd.	35,000	256,613
#	Sanko Metal Industrial Co., Ltd.	18,000	58,428
	Sankyo Co., Ltd.	21,800	1,032,198
#	Sankyo Seiko Co., Ltd.	17,000	36,232
	Sankyo-Tateyama Holdings, Inc.	137,000	152,053
	Sankyu, Inc., Tokyo	62,000	293,451
	Sanoh Industrial Co., Ltd.	18,800	93,398
#	Sanrio Co., Ltd.	11,500	130,830
	Sanshin Electronics Co., Ltd.	14,300	127,356
*	Sansui Electric Co., Ltd.	272,000	19,936
	Santen Pharmaceutical Co., Ltd.	14,600	395,142
	Sanwa Holdings Corp.	111,000	413,267
	Sanyo Chemical Industries, Ltd.	33,000	161,509
	Sanyo Denki Co., Ltd.	29,000	109,479
# *	Sanyo Electric Co., Ltd.	471,000	939,146
	Sanyo Housing Nagoya Co., Ltd.	63	50,338
	SANYO INDUSTRIES, Ltd.	10,000	18,463
#	Sanyo Shokai, Ltd.	49,000	233,508
	Sanyo Special Steel Co., Ltd.	68,000	373,603
	Sapporo Hokuyo Holdings, Inc.	170	914,995
	Sapporo Holdings, Ltd.	48,000	349,946
#	Sasebo Heavy Industries Co., Ltd.	32,000	65,432
	Sato Corp.	13,000	172,745
	Sato Shoji Corp.	7,900	61,126
	Satori Electric Co., Ltd.	10,000	62,820
	Saxa Holdings, Inc.	20,000	29,206
*	Sbi Holdings, Inc.	5,215	935,182
	Secom Co., Ltd.	13,300	612,679
	Secom Joshinetsu Co., Ltd.	1,500	32,285
	Secom Techno Service Co., Ltd.	5,500	146,648
#	Sega Sammy Holdings, Inc.	100,212	950,504
	Seibu Electric Industry Co., Ltd.	6,000	27,910
	Seika Corp.	31,000	60,056
	Seikagaku Corp.	14,900	155,235
*	Seikitokyu Kogyo Co., Ltd.	36,000	19,331
#	Seiko Epson Corp.	52,400	1,511,720
#	Seiko Holdings Corp.	43,000	160,459
	Seino Holdings Co., Ltd.	83,000	485,304
	Seiren Co., Ltd.	31,000	163,596
	Sekisui Chemical Co., Ltd.	257,000	1,591,731
	Sekisui House, Ltd.	156,000	1,474,342

	Sekisui Jushi Co., Ltd.	20,000	141,776
	Sekisui Plastics Co., Ltd.	53,000	146,524
	Senko Co., Ltd.	37,000	137,110
#	Senshu Electric Co., Ltd.	4,000	59,315
#	Senshukai Co., Ltd.	18,700	111,334
#	Seven & I Holdings Co., Ltd.	89,552	2,608,431
	SFCG Co., Ltd.	280	22,788
	Sharp Corp., Osaka	104,000	1,323,198
#	Shibaura Mechatronics Corp.	20,000	81,614
#	Shibusawa Warehouse Co., Ltd.	26,000	141,919
	Shibuya Kogyo Co., Ltd.	6,800	52,868
	Shiga Bank, Ltd.	128,000	840,906
#	Shikibo, Ltd.	61,000	69,640
	Shikoku Bank, Ltd.	106,000	372,052
	Shikoku Chemicals Corp.	25,000	101,940
	Shikoku Coca-Cola Bottling Co., Ltd.	9,600	101,235
	Shikoku Electric Power Co., Inc.	12,100	323,219
#	Shima Seiki Manufacturing Co., Ltd.	14,100	328,100
#	Shimachu Co., Ltd.	22,700	545,842
	Shimadzu Corp.	56,000	524,840
	Shimamura Co., Ltd.	5,800	324,817
	Shimano, Inc.	8,200	329,278
#	Shimizu Bank, Ltd.	4,000	152,754
	Shimizu Corp.	326,000	1,375,246
#	Shin Nippon Air Technologies Co., Ltd.	6,800	55,627
	Shinagawa Refractories Co., Ltd.	31,000	67,125
	Shindengen Electric Manufacturing Co., Ltd.	28,000	59,065
	Shin-Etsu Chemical Co., Ltd.	15,300	851,142
#	Shin-Etsu Polymer Co., Ltd.	22,800	121,368
#	Shinkawa, Ltd.	8,100	99,580
	Shin-Keisei Electric Railway Co., Ltd.	5,000	16,453
*	Shinki Co., Ltd.	69,900	66,577
#	Shinko Electric Co., Ltd.	48,000	122,577
#	Shinko Electric Industries Co., Ltd.	29,900	416,196
	Shinko Plantech Co., Ltd.	9,000	91,409
	Shinko Securities Co., Ltd.	314,000	912,394
	Shinko Shoji Co., Ltd.	12,600	102,575
	Shinko Wire Co., Ltd.	23,000	46,746
#	Shin-Kobe Electric Machinery Co., Ltd.	14,000	99,549
	Shinmaywa Industries, Ltd.	51,000	168,551
#	Shinnihon Corp.	17,600	13,298
#	Shinsei Bank, Ltd.	375,000	1,275,129
	Shinsho Corp.	11,000	29,878
	Shinwa Kaiun Kaisha, Ltd.	28,000	137,754
	Shinyei Kaisha	5,000	8,674
	Shionogi & Co., Ltd.	54,000	1,217,371
	Shiroki Co., Ltd.	32,000	89,578
	Shiseido Co., Ltd.	18,000	421,448
	Shizuki Electric Co., Inc.	15,000	50,688
	Shizuoka Bank, Ltd.	164,000	1,643,184
	Shizuoka Gas Co., Ltd.	26,000	87,159
	Sho-Bond Corp.	8,200	144,327

	Shobunsha Publications, Inc.	9,400	50,630
#	Shochiku Co., Ltd.	39,000	216,053
#	Shoko Co., Ltd.	47,000	58,674
	Showa Aircraft Industry Co., Ltd.	5,000	33,261
	Showa Corp.	27,200	193,468
	Showa Denko K.K.	556,000	1,478,184
	Showa Sangyo Co., Ltd.	46,000	129,498
#	Showa Shell Sekiyu K.K.	95,800	1,083,027
	Siix Corp.	8,800	50,282
# *	Silver Seiko, Ltd.	119,000	21,617
	Sinanen Co., Ltd.	30,000	118,767
	Sintokogio, Ltd.	27,200	213,860
	SKY Perfect JSAT Holdings, Inc.	882	332,483
	SMC Corp.	12,100	1,244,035
	SMK Corp.	36,000	155,284
#	Snow Brand Milk Products Co., Ltd.	73,000	221,859
	SNT Corp.	13,100	66,273
	Soda Nikka Co., Ltd.	7,000	23,661
	Sodick Co., Ltd.	33,900	136,425
	Soft99 Corp.	3,600	17,936
#	Softbank Corp.	17,900	295,475
	Sogo Medical Co., Ltd.	2,900	73,158
#	Sohgo Security Services Co., Ltd.	32,700	372,135
	Sojitz Corp.	679,600	1,939,079
	Sompo Japan Insurance, Inc.	231,000	2,082,812
	Sonton Food Industry Co., Ltd.	3,000	19,488
	Sony Corp.	2,000	76,456
	Sony Corp. Sponsored ADR	110,500	4,221,100
	Sony Financial Holdings, Inc.	56	207,878
	Sorun Corp.	10,100	52,239
	Sotoh Co., Ltd.	3,000	30,176
	Space Co., Ltd.	3,700	20,926
	Square Enix Co., Ltd.	4,800	158,229
	SRA Holdings, Inc.	3,900	38,204
#	SSP Co., Ltd.	29,000	144,743
	Stanley Electric Co., Ltd.	17,300	348,517
#	Star Micronics Co., Ltd.	18,300	227,662
	Starzen Corp.	32,000	71,708
	Stella Chemifa Corp.	2,400	46,878
	Subaru Enterprise Co., Ltd.	9,000	25,869
	Sugi Pharmacy Co., Ltd.	4,800	138,281
	Sugimoto & Co., Ltd.	5,300	60,919
	Sumco Corp.	12,560	248,821
	Sumida Corp.	8,200	75,859
	Suminoe Textile Co., Ltd.	27,000	44,328
	Sumisho Computer Systems Corp.	12,000	213,563
#	Sumitomo Bakelite Co., Ltd.	113,000	582,972
	Sumitomo Chemical Co., Ltd.	351,000	2,153,776
# *	Sumitomo Coal Mining Co., Ltd.	58,500	39,808
	Sumitomo Corp.	180,400	2,247,567
	Sumitomo Densetsu Co., Ltd.	18,700	92,250
	Sumitomo Electric Industries, Ltd.	237,200	2,722,004

	Sumitomo Forestry Co., Ltd.	76,300	545,001
	Sumitomo Heavy Industries, Ltd.	120,000	583,504
#	Sumitomo Light Metal Industries, Ltd.	149,000	159,602
	Sumitomo Metal Industries, Ltd., Osaka	90,000	397,580
	Sumitomo Metal Mining Co., Ltd.	129,000	1,643,527
# *	Sumitomo Mitsui Construction Co., Ltd.	88,800	64,745
	Sumitomo Mitsui Financial Group, Inc.	636	3,850,485
	Sumitomo Osaka Cement Co., Ltd.	220,000	369,461
	Sumitomo Pipe & Tube Co., Ltd.	17,200	117,707
#	Sumitomo Precision Products Co., Ltd.	17,000	57,690
#	Sumitomo Real Estate Sales Co., Ltd.	4,370	128,429
	Sumitomo Realty & Development Co., Ltd.	26,000	517,562
	Sumitomo Rubber Industries, Ltd.	97,300	776,233
	Sumitomo Seika Chemicals Co., Ltd.	21,000	72,194
	Sumitomo Trust & Banking Co., Ltd.	365,000	2,178,774
	Sumitomo Warehouse Co., Ltd.	97,000	356,348
*	Sun Wave Corp.	12,000	16,195
	Sundrug Co., Ltd.	6,000	124,394
	SUNX, Ltd.	9,300	42,663
	Suruga Bank, Ltd.	69,000	739,323
	Suzuken Co., Ltd.	26,800	962,739
	Suzuki Metal Industry Co., Ltd.	16,000	29,251
	Suzuki Motor Corp.	16,400	345,639
	SWCC Showa Holdings Co., Ltd.	146,000	194,710
*	SxL Corp.	28,000	16,580
	Sysmex Corp.	3,500	152,638
	SystemPro Co., Ltd.	60	28,169
	T&D Holdings, Inc.	30,250	1,587,254
#	T.Hasegawa Co., Ltd.	12,400	183,517
	Tachibana Eletech Co., Ltd.	8,200	68,370
	Tachihi Enterprise Co., Ltd.	1,600	88,784
	Tachi-S Co., Ltd.	8,700	100,332
	Tadano, Ltd.	52,421	403,362
	Taihei Dengyo Kaisha, Ltd.	17,000	137,870
	Taihei Kogyo Co., Ltd.	28,000	91,527
	Taiheiyo Cement Corp.	513,000	841,301
# *	Taiheiyo Kaiun Co., Ltd.	16,000	20,898
	Taiho Kogyo Co., Ltd.	11,300	112,769
	Taikisha, Ltd.	17,000	231,132
	Taisei Corp.	562,000	1,279,329
#	Taisei Lamick Co., Ltd.	900	20,614
#	Taisei Rotec Corp.	17,000	30,004
	Taisho Pharmaceutical Co., Ltd.	42,000	890,882
	Taiyo Nippon Sanso Corp.	71,000	633,446
	Taiyo Yuden Co., Ltd.	60,000	661,268
	Takagi Securities Co., Ltd.	15,000	28,796
	Takamatsu Corp.	10,200	142,457
	Takano Co., Ltd.	5,700	39,627
#	Takaoka Electric Manufacturing Co., Ltd.	15,000	19,525
#	Takara Holdings, Inc.	70,000	481,472
	Takara Printing Co., Ltd.	5,500	55,077
#	Takara Standard Co., Ltd.	52,000	258,200

	Takasago International Corp.	35,000	194,757
#	Takasago Thermal Engineering Co., Ltd.	37,000	362,091
# *	Takashima & Co., Ltd.	14,000	22,854
#	Takashimaya Co., Ltd.	169,000	1,444,726
*	Takata Corp.	19,000	326,068
*	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	53,686
	Takeda Pharmaceutical Co., Ltd.	20,300	1,060,478
	Takiron Co., Ltd.	33,000	92,000
	Takisawa Machine Tool Co., Ltd.	21,000	24,343
#	Takuma Co., Ltd.	45,000	138,444
	Tamura Corp.	38,000	102,529
#	Tasaki Shinju Co., Ltd.	18,000	30,598
	Tatsuta Electric Wire & Cable Co., Ltd.	26,000	69,184
	Tayca Corp.	18,000	52,050
	TBK Co., Ltd.	7,000	22,856
	TCM Corp.	40,000	82,822
	TDK Corp.	4,600	266,476
	TDK Corp. Sponsored ADR	22,900	1,328,200
*	Teac Corp.	26,000	16,545
	Techno Associe Co., Ltd.	3,000	24,467
	Techno Ryowa, Ltd.	4,100	21,646
#	Tecmo, Ltd.	8,400	61,484
	Teijin, Ltd.	515,750	1,652,580
#	Teikoku Electric Manufacturing Co., Ltd.	3,000	53,974
#	Teikoku Piston Ring Co., Ltd.	9,600	61,867
	Teikoku Tsushin Kogyo Co., Ltd.	17,000	48,950
*	Tekken Corp.	75,000	78,322
	Telepark Corp.	40	48,584
	Tenma Corp.	14,200	214,554
	Terumo Corp.	7,800	433,932
	The 77 Bank, Ltd.	196,000	1,118,580
	The Aichi Bank, Ltd.	4,600	316,726
	The Akita Bank, Ltd.	106,000	408,185
	The Aomori Bank, Ltd.	77,000	295,266
	The Awa Bank, Ltd.	113,000	597,636
#	The Bank of Ikeda, Ltd.	9,600	330,754
	The Bank of Iwate, Ltd.	8,800	497,652
	The Bank of Kyoto, Ltd.	169,000	1,762,580
	The Bank of Nagoya, Ltd.	91,000	495,368
	The Bank of Okinawa, Ltd.	10,700	375,599
	The Bank of Saga, Ltd.	79,000	227,437
	The Chiba Bank, Ltd.	199,000	1,090,497
# *	The Chiba Kogyo Bank, Ltd.	20,900	251,275
	The Chugoku Bank, Ltd.	99,000	1,294,420
	The Chugoku Electric Power Co., Ltd.	18,600	418,548
	The Chukyo Bank, Ltd.	66,000	182,325
# *	The Daiei, Inc.	38,800	306,719
	The Daisan Bank, Ltd.	81,000	271,820
	The Daishi Bank, Ltd.	168,000	669,196
	The Daito Bank, Ltd.	55,000	44,109
	The Ehime Bank, Ltd.	92,000	268,532
	The Eighteenth Bank, Ltd.	89,000	235,537

	The Fuji Fire & Marine Insurance Co., Ltd.	115,000	312,797
#	The Fukui Bank, Ltd.	128,000	401,476
# *	The Goodwill Group, Inc.	458	15,329
	The Gunma Bank, Ltd.	230,000	1,294,677
	The Hachijuni Bank, Ltd.	240,000	1,391,825
	The Higo Bank, Ltd.	102,000	589,093
	The Hiroshima Bank, Ltd.	297,000	1,112,117
	The Hokkoku Bank, Ltd.	157,000	575,865
	The Hokuetsu Bank, Ltd.	100,000	214,946
	The Hyakugo Bank, Ltd.	126,000	710,075
	The Hyakujishi Bank, Ltd.	132,000	697,083
	The Iyo Bank, Ltd.	138,000	1,464,405
#	The Japan General Estate Co., Ltd.	16,500	35,985
	The Japan Steel Works, Ltd.	16,000	275,551
	The Japan Wool Textile Co., Ltd.	33,000	272,197
	The Joyo Bank, Ltd.	406,000	1,869,260
	The Kagawa Bank, Ltd.	43,000	222,962
	The Kagoshima Bank, Ltd.	96,000	635,406
	The Kanto Tsukuba Bank, Ltd.	31,100	135,356
	The Keihin Co., Ltd.	7,000	9,714
	The Keiyo Bank, Ltd.	134,000	626,104
	The Kita-Nippon Bank, Ltd.	4,400	136,674
*	The Maruetsu, Inc.	22,000	194,541
	The Michinoku Bank, Ltd.	82,000	198,159
#	The Minato Bank, Ltd.	110,000	163,729
	The Miyazaki Bank, Ltd.	69,000	176,756
	The Nagano Bank, Ltd.	31,000	60,564
	The Nanto Bank, Ltd.	119,000	641,950
	The Nippon Road Co., Ltd.	52,000	66,814
	The Nippon Synthetic Chemical Industry Co., Ltd.	28,000	108,946
	The Nisshin Oillio Group, Ltd.	65,000	360,231
	The Ogaki Kyoritsu Bank, Ltd.	141,000	723,859
	The Oita Bank, Ltd.	67,000	352,460
	The Pack Corp.	7,900	97,905
	The San-in Godo Bank, Ltd.	88,000	680,707
	The Yasuda Warehouse Co., Ltd.	5,200	44,183
	THK Co., Ltd.	49,000	796,150
	Tigers Polymer Corp.	4,000	15,366
	TKC Corp.	9,600	170,906
*	Toa Corp.	93,000	108,424
#	Toa Doro Kogyo Co., Ltd.	15,000	21,955
	Toa Oil Co., Ltd.	47,000	56,645
	Toabo Corp.	53,000	42,933
	Toagosei Co., Ltd.	114,000	429,962
# *	Tobishima Corp.	127,000	21,936
#	Tobu Railway Co., Ltd.	173,000	785,616
	Tobu Store Co., Ltd.	25,000	90,747
#	TOC Co., Ltd.	53,500	206,844
	Tocalo Co., Ltd.	4,000	60,848
	Tochigi Bank, Ltd.	58,000	317,740
#	Toda Corp.	119,000	428,249
#	Toda Kogyo Corp.	21,000	71,202

	Todentu Corp.	9,000	16,802
	Toei Co., Ltd.	18,000	98,488
	Toenec Corp.	36,000	183,397
	Tohcello Co., Ltd.	11,500	50,409
	Toho Bank, Ltd.	102,000	407,797
#	Toho Co., Ltd. (6895200)	35,200	744,071
	Toho Co., Ltd. (6895211)	21,000	62,559
	Toho Gas Co., Ltd.	103,000	579,604
	Toho Real Estate Co., Ltd.	22,600	113,493
#	Toho Titanium Co., Ltd.	4,800	71,016
	Toho Zinc Co., Ltd.	68,000	226,368
	Tohoku Bank, Ltd.	45,000	70,261
#	Tohto Suisan Co., Ltd.	11,000	17,626
	Tohuku Electric Power Co., Inc.	26,300	626,645
	Tokai Carbon Co., Ltd.	67,000	686,913
	Tokai Corp.	18,000	100,823
#	Tokai Kanko Co., Ltd.	114,000	43,916
	Tokai Lease Co., Ltd.	14,000	21,616
	Tokai Rika Co., Ltd.	30,100	436,423
	Tokai Rubber Industries, Ltd.	21,100	235,336
#	Tokai Tokyo Securities Co., Ltd.	124,000	439,570
	Tokimec, Inc.	33,000	60,711
	Tokio Marine Holdings, Inc. ADR	63,004	2,110,004
*	Toko, Inc.	59,000	83,038
	Tokushima Bank, Ltd.	42,000	175,462
	Tokushu Tokai Holdings Co., Ltd.	65,380	128,620
	Tokuyama Corp.	126,000	852,206
	Tokyo Denpa Co., Ltd.	2,200	18,333
	Tokyo Dome Corp.	68,000	310,850
	Tokyo Electric Power Co., Ltd	43,500	1,241,076
	Tokyo Electron Device, Ltd.	41	64,268
	Tokyo Electron, Ltd.	13,000	735,508
	Tokyo Energy & Systems, Inc.	10,000	56,059
	Tokyo Gas Co., Ltd.	138,000	575,773
	Tokyo Kaikan Co., Ltd.	2,000	9,135
#	Tokyo Kikai Seisakusho, Ltd.	21,000	45,987
	Tokyo Leasing Co., Ltd.	13,800	129,535
	Tokyo Ohka Kogyo Co., Ltd.	21,800	395,141
	Tokyo Radiator Manufacturing Co. Ltd.	8,200	24,819
	Tokyo Rakutenchi Co., Ltd.	26,000	90,366
	Tokyo Rope Manufacturing Co., Ltd.	58,000	161,708
	Tokyo Sangyo Co., Ltd.	15,000	41,532
#	Tokyo Seimitsu Co., Ltd.	20,800	270,179
	Tokyo Steel Manufacturing Co., Ltd.	61,600	650,389
#	Tokyo Style Co., Ltd.	32,000	266,272
	Tokyo Tatemono Co., Ltd.	162,000	777,826
	Tokyo Tekko Co., Ltd.	17,000	47,823
#	Tokyo Theatres Co., Inc.	31,000	56,937
	Tokyo Tomin Bank, Ltd.	17,400	280,061
	Tokyotokeiba Co., Ltd.	66,000	106,783
	Tokyu Community Corp.	4,600	86,409
#	Tokyu Construction Co., Ltd.	47,650	139,015

	Tokyu Corp.	119,000	610,538
	Tokyu Land Corp.	145,000	611,713
#	Tokyu Livable, Inc.	5,000	32,042
	Tokyu Recreation Co., Ltd.	6,000	31,686
	Toli Corp.	39,000	66,744
	Tomato Bank, Ltd.	55,000	106,927
#	Tomen Electronics Corp.	5,600	64,309
#	Tomoe Corp.	19,600	31,731
	Tomoegawa Paper Co., Ltd.	7,000	16,890
	Tomoku Co., Ltd.	35,000	73,553
#	Tomy Co., Ltd.	19,100	125,727
	Tonami Transportation Co., Ltd.	46,000	97,278
#	TonenGeneral Sekiyu K.K.	25,000	201,153
# *	Tonichi Carlife Group, Inc.	22,000	15,091
#	Topcon Corp.	28,800	191,405
	Toppan Forms Co., Ltd.	26,300	316,126
	Toppan Printing Co., Ltd.	165,000	1,487,169
	Topre Corp.	24,800	204,992
	Topy Industries, Ltd.	98,000	277,882
#	Toray Industries, Inc.	311,000	1,369,094
# *	Tori Holdings Co., Ltd.	117,000	7,477
	Torigoe Co., Ltd.	7,800	59,501
	Torii Pharmaceutical Co., Ltd.	7,600	118,400
#	Torishima Pump Manufacturing Co., Ltd.	9,000	179,816
	Tose Co., Ltd.	3,800	28,095
	Toshiba Corp.	114,000	635,873
	Toshiba Machine Co., Ltd.	55,000	241,269
#	Toshiba Plant Kensetsu Co., Ltd.	23,000	208,669
	Toshiba TEC Corp.	62,000	311,477
	Tosho Printing Co., Ltd.	42,000	106,931
#	Tosoh Corp.	229,000	831,814
	Totetsu Kogyo Co., Ltd.	17,000	87,832
#	TOTO, Ltd.	124,000	919,439
# *	Totoku Electric Co., Ltd.	18,000	22,516
#	Tottori Bank, Ltd.	44,000	113,915
#	Touei Housing Corp.	7,300	12,322
	Toukei Computer Co., Ltd.	3,200	38,389
# *	Towa Bank, Ltd.	152,000	145,771
	Towa Corp.	5,100	35,705
#	Towa Pharmaceutical Co., Ltd.	3,200	122,110
#	Towa Real Estate Development Co., Ltd.	19,000	14,240
# *	Toyo Construction Co., Ltd.	76,000	32,382
#	Toyo Corp.	16,400	175,863
#	Toyo Electric Co., Ltd.	21,000	61,838
	Toyo Engineering Corp.	32,000	166,804
	Toyo Ink Manufacturing Co., Ltd.	104,000	340,758
	Toyo Kanetsu K.K.	68,000	125,428
	Toyo Kohan Co., Ltd.	35,000	179,921
#	Toyo Machinery & Metal Co., Ltd.	4,000	11,818
#	Toyo Radiator Co., Ltd.	34,000	167,366
	Toyo Securities Co., Ltd.	35,000	108,860
	Toyo Seikan Kaisha, Ltd.	94,400	1,710,870

	Toyo Suisan Kaisha, Ltd.	32,000	798,021
*	Toyo Tanso Co, Ltd.	1,400	84,680
#	Toyo Tire & Rubber Co., Ltd.	84,000	216,932
#	Toyo Wharf & Warehouse Co., Ltd.	32,000	56,910
#	Toyobo Co., Ltd.	330,000	549,455
	Toyoda Gosei Co., Ltd.	20,500	456,840
	Toyota Auto Body Co., Ltd.	26,600	466,146
*	Toyota Boshoku Corp	2,500	40,415
	Toyota Motor Corp. Sponsored ADR	160,569	14,385,377
	Toyota Tsusho Corp.	44,725	764,753
#	Trans Cosmos, Inc.	18,700	135,763
	Trend Micro, Inc.	2,500	84,608
	Trend Micro, Inc. Sponsored ADR	3,540	121,343
	Trinity Industrial Corp.	3,000	15,038
	Trusco Nakayama Corp.	9,900	135,321
	Tsubakimoto Chain Co.	71,000	361,513
	Tsubakimoto Kogyo Co., Ltd.	8,000	21,949
#	Tsudakoma Corp.	23,000	41,340
#	Tsugami Corp.	35,000	97,149
	Tsukamoto Co., Ltd.	18,000	14,604
#	Tsukishima Kikai Co., Ltd.	18,000	145,857
	Tsumura & Co.	17,900	498,953
	Tsurumi Manufacturing Co., Ltd.	8,000	60,707
	Tsutsumi Jewelry Co., Ltd.	4,500	87,573
	Tsuzuki Denki Co., Ltd.	8,000	28,165
	TV Asahi Corp.	226	322,678
	TYK Corp.	18,000	36,630
	Ube Industries, Ltd.	109,000	389,671
#	Ube Material Industries, Ltd.	41,000	85,098
	Uchida Yoko Co., Ltd.	27,000	102,450
#	Ulvac, Inc.	9,100	315,185
	Uni-Charm Corp.	3,900	290,140
	Unicharm Petcare Corp.	2,000	63,785
	Uniden Corp.	35,000	152,170
	Unimat Offisco Corp.	10,300	92,561
*	Union Holdings Co., Ltd.	25,000	1,835
#	Union Tool Co.	6,200	149,217
#	Unitika, Ltd.	186,000	169,235
	UNY Co., Ltd.	102,000	1,124,447
	U-Shin, Ltd.	13,000	107,793
	Ushio, Inc.	48,200	729,996
	USS Co., Ltd.	3,430	235,947
	Utoc Corp.	10,000	34,674
	Valor Co., Ltd.	20,000	177,147
# *	Venture Link Co., Ltd.	53,300	15,512
*	Victor Co. of Japan, Ltd.	116,000	195,038
	Vital-Net, Inc.	16,800	112,501
#	Wacoal Corp.	54,000	635,015
*	Wakachiku Construction Co., Ltd.	66,000	31,131
	Wakamoto Pharmaceutical Co., Ltd.	7,000	22,822
	Warabeya Nichiyo Co., Ltd.	6,000	84,182
	Watabe Wedding Corp.	5,300	50,993

#	Watami Food Service Co., Ltd.	5,400	88,808
	Wavelock Holdings Co., Ltd.	5,000	20,342
	West Japan Railway Co.	112	541,218
	Wood One Co., Ltd.	22,000	118,611
	Xebio Co., Ltd.	11,600	213,717
	Yahagi Construction Co., Ltd.	14,000	62,005
#	Yahoo! Japan Corp.	367	140,653
	Yaizu Suisankagaku Industry Co., Ltd.	5,500	52,755
#	Yakult Honsha Co., Ltd.	21,400	608,984
	Yamada Denki Co., Ltd.	5,270	378,604
	Yamagata Bank, Ltd.	79,000	417,386
	Yamaguchi Financial Group, Inc.	120,000	1,377,565
	Yamaha Corp.	82,400	1,446,657
	Yamaha Motor Co., Ltd.	62,600	964,364
	Yamaichi Electronics Co., Ltd.	15,300	70,434
	Yamamura Glass Co., Ltd.	49,000	88,352
	Yamanashi Chuo Bank, Ltd.	83,000	439,149
	Yamatake Corp.	22,600	438,428
#	Yamatane Corp.	57,000	83,249
	Yamato Corp.	8,000	18,066
	Yamato Kogyo Co., Ltd.	14,500	528,455
	Yamato Transport Co., Ltd.	82,000	967,170
#	Yamazaki Baking Co., Ltd.	63,000	743,262
	Yamazen Co., Ltd.	35,600	122,798
	Yaoko Co., Ltd.	3,900	135,062
	Yaskawa Electric Corp.	25,000	174,627
	Yellow Hat, Ltd.	9,400	35,931
	Yodogawa Steel Works, Ltd.	75,000	383,075
	Yokogawa Bridge Holdings Corp.	19,000	112,639
	Yokogawa Electric Corp.	133,100	967,129
	Yokohama Reito Co., Ltd.	22,000	160,034
	Yokohama Rubber Co., Ltd.	137,000	716,775
#	Yokowo Co., Ltd.	7,600	46,056
	Yomeishu Seizo Co., Ltd.	12,000	113,675
#	Yomiuri Land Co., Ltd.	18,000	54,896
	Yondenko Corp.	6,000	29,644
	Yonekyu Corp.	13,000	147,439
#	Yorozu Corp.	10,300	129,667
	Yoshimoto Kogyo Co., Ltd.	15,800	157,158
#	Yoshinoya Holdings Co., Ltd.	246	261,740
	Yuasa Funashoku Co., Ltd.	6,000	12,644
#	Yuasa Trading Co., Ltd.	106,000	128,199
	Yuken Kogyo Co., Ltd.	23,000	56,470
	Yuki Gosei Kogyo Co., Ltd.	11,000	38,920
	Yuraku Real Estate Co., Ltd.	21,000	48,038
	Yurtec Corp.	22,000	102,346
#	Yushin Precision Equipment Co., Ltd.	4,400	69,754
#	Yushiro Chemical Industry Co., Ltd.	6,200	100,965
	Yutaka Foods Corp.	4,000	56,515
#	Zenrin Co., Ltd.	7,800	114,283
#	Zensho Co., Ltd.	10,100	37,410
	Zeon Corp.	94,000	377,921

#	Zeria Pharmaceutical Co., Ltd.	11,000	110,375
#	Zuken, Inc.	10,300	86,181
TOTAL COMMON STOCKS			537,118,422

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	10,000	—
TOTAL — JAPAN			537,118,422

NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
	Aalberts Industries NV	50,899	782,723
#	Accell Group NV	2,323	84,118
	Aegon NV	519,284	6,117,175
	Aegon NV ADR	17,156	202,269
	Akzo Nobel NV	20,414	1,245,720
	Akzo Nobel NV Sponsor ADR	27,517	1,691,784
#	Arcadis NV	7,584	160,927
	ArcelorMittal	163,421	12,819,393
# *	ASM International NV	21,139	523,854
	ASML Holding NV	75,600	1,782,850
# *	BE Semiconductor Industries NV	17,102	75,849
#	Beter Bed Holding NV	2,719	37,751
	Boskalis Westminster CVA	14,295	844,343
	Brunel International NV	2,930	67,813
	Crown Van Gelder NV	734	10,078
*	Crucell NV	604	9,732
# *	Crucell NV ADR	38,643	622,539
#	Draka Holding NV	8,351	249,820
	Eriks Group NV	5,764	354,818
	Exact Holding NV	7,123	216,176
#	Fornix Biosciences NV	2,884	38,710
	Fugro NV	11,263	868,611
	Gamma Holding NV	2,379	84,945
*	Gemalto NV	34,108	1,457,825
	Grontmij NV	5,895	210,748
#	Heijmans NV	14,300	276,279
	Heineken Holding NV	22,840	1,013,061
#	Heineken NV	51,509	2,414,892
	ICT Automatisering NV	1,299	15,231
	Imtech NV	26,704	685,108
	ING Groep NV	13,039	406,222
	ING Groep NV Sponsered ADR	352,315	10,974,612
#	Innoconcepts NV	7,893	125,082
	James Hardie Industries NV Sponsored ADR	6,700	132,660
*	Jetix Europe NV	3,585	89,957
	Kas Bank NV	6,042	208,942
	Kendrion NV	2,894	68,218
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	73,436
	Koninklijke Ahold NV	314,952	3,937,778
	Koninklijke Ahold NV ADR	21,680	272,264

	Koninklijke Bam Groep NV	63,696	1,123,522
	Koninklijke DSM NV	71,224	4,099,274
	Koninklijke KPN NV	177,435	3,010,562
	Koninklijke Philips Electronics NV	207,740	6,749,500
	Koninklijke Philips Electronics NV ADR	68,400	2,216,844
	Koninklijke Ten Cate NV	13,555	534,084
	Koninklijke Vopak NV	12,281	723,097
*	Laurus NV	7,155	39,011
#	Macintosh Retail Group NV	6,501	115,506
	Nederlandsche Apparatenfabriek NV	2,154	75,768
*	Nedfield NV	855	3,279
	Nutreco Holding NV	14,644	904,025
#	Oce NV	45,225	439,123
	OPG Groep NV	30,299	506,500
	Ordina NV	16,965	181,271
# *	Pharming Group NV	31,665	40,650
# *	Qurius NV	35,278	25,169
	Randstad Holdings NV	44,761	1,372,516
	Reed Elsevier NV	4,128	69,021
	Reed Elsevier NV ADR	45,688	1,527,807
	RSDB NV	692	36,076
*	Samas NV	14,546	52,081
	SBM Offshore NV	58,335	1,411,348
	Sligro Food Group NV	9,013	310,697
	Smit Internationale NV	6,172	475,566
	SNS Reaal	83,390	1,385,709
	STMicroelectronics NV	209,373	2,734,746
#	Telegraaf Media Groep NV	20,287	536,141
	TKH Group NV	15,784	354,616
	TNT NV	21,747	811,195
# *	TomTom NV	6,700	165,487
#	Unilever NV	181,970	5,021,067
	Unit 4 Agresso NV	7,972	172,593
	USG People NV	29,627	536,198
*	Van der Moolen Holding NV	14,415	106,373
*	Wavin NV	25,301	205,301
	Wolters Kluwer NV	115,216	2,804,162
TOTAL — NETHERLANDS			92,130,198

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Abano Healthcare Group, Ltd.	17,364	60,807
Air New Zealand, Ltd.	150,894	121,043
Auckland International Airport, Ltd.	37,511	55,550
Contact Energy, Ltd.	121,727	710,674
Ebos Group, Ltd.	9,492	32,816
Fisher & Paykel Appliances Holdings, Ltd.	158,868	195,079
Fisher & Paykel Healthcare Corp.	75,641	166,325
Fletcher Building, Ltd.	260,638	1,357,547
Freightways, Ltd.	24,331	57,138

	Hallenstein Glassons Holdings, Ltd.	7,659	15,490
	Infratil, Ltd.	120,460	193,332
	Mainfreight, Ltd.	19,966	98,498
	Michael Hill International, Ltd.	72,300	42,351
	New Zealand Exchange, Ltd.	7,114	34,137
	New Zealand Oil & Gas, Ltd.	90,598	99,966
#	New Zealand Refining Co., Ltd.	57,281	296,336
	Nuplex Industries, Ltd.	51,098	228,265
	Port of Tauranga, Ltd.	35,724	175,311
	Pumpkin Patch, Ltd.	23,700	26,322
	Pyne Gould Guinness, Ltd.	89,816	172,155
*	Rubicon, Ltd.	42,151	27,958
	Ryman Healthcare, Ltd.	97,765	117,255
	Sanford, Ltd.	25,612	105,926
	Sky City Entertainment Group, Ltd.	82,075	206,484
	Steel & Tube Holdings, Ltd.	25,952	63,173
	Telecom Corp. of New Zealand, Ltd.	86,900	198,900
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,137	559,529
	Tourism Holdings, Ltd.	23,932	25,271
	Tower, Ltd.	94,382	145,653
#	Trustpower, Ltd.	47,153	260,607
*	Vector, Ltd.	61,919	100,305
	Warehouse Group, Ltd.	20,225	47,144
TOTAL — NEW ZEALAND			5,997,347

NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
#	Acergy SA	91,930	1,581,715
#	Acta Holding ASA	77,000	70,805
	Aker Kvaerner ASA	56,080	1,283,057
# *	Aker Yards ASA	67,933	786,046
	Aktiv Kapital ASA	12,100	157,127
	Austevoll Seafood ASA	45,000	200,572
*	Awilco Offshore ASA	40,143	621,676
*	Birdstep Technology ASA	41,000	47,781
# *	Blom ASA	17,000	117,295
	Bonheur ASA	5,800	253,965
# *	BW Gas, Ltd.	29,000	274,077
*	BW Offshore, Ltd.	36,375	92,459
#	Camillo Eitze & Co. ASA	11,661	114,996
#	Cermaq ASA	34,490	333,803
*	Copeinca ASA	16,439	120,002
*	Det Norske Oljeselskap ASA	476,000	764,498
	DNB Nor ASA Series A	156,296	1,812,027
	DOF ASA	17,641	176,971
# *	DOF Subsea ASA	14,700	89,036
	EDB Business Partner ASA	18,000	97,592
# *	Eitzen Chemical ASA	46,000	162,614
	Ekornes ASA	17,497	285,785
*	Eltek ASA	25,643	108,416
*	Ementor ASA	32,873	199,264
	Farstad Shipping ASA	5,358	140,909

#	Fred Olsen Energy ASA	18,151	959,102
*	Frontline, Ltd.	3,750	224,344
	Ganger Rolf ASA	10,050	388,571
*	Gregoire ASA	2,200	548
	Havila Shipping ASA	2,400	35,362
	Itera Consulting Group ASA	40,000	30,608
# *	Kongsberg Automotive ASA	11,800	33,432
	Kongsberg Gruppen ASA	4,648	312,290
*	Kverneland Group ASA	22,000	50,328
#	Leroy Seafood Group ASA	18,700	277,280
# *	Marine Harvest	2,044,719	1,424,167
*	Nordic Semiconductor ASA	11,500	52,813
# *	Norse Energy Corp. ASA	101,000	102,317
	Norsk Hydro ASA	110,380	1,176,275
#	Norsk Hydro ASA Sponsored ADR	50,900	545,816
# *	Norske Skogindustrier ASA Series A	93,090	507,554
# *	Norwegian Air Shuttle ASA	4,032	35,522
	Odfjell ASA Series A	12,000	120,494
*	ODIM ASA	5,400	84,744
	Olav Thon Eiendomsselskap ASA	490	67,992
	Orkla ASA	265,550	3,406,597
# *	PCI Biotech AS	340	674
*	Petroleum Geo Services ASA	71,100	1,527,161
# *	Petrolia Drilling ASA	265,000	102,600
*	Photocure ASA	3,400	21,388
	Prosafe ASA	112,400	1,012,063
*	Prosafe Production Public, Ltd.	70,200	323,637
*	Q-Free ASA	20,600	36,059
*	Renewable Energy Corp. ASA	10,800	332,044
*	Revus Energy ASA	20,700	317,449
	Rieber and Son ASA Series A	10,000	81,083
# *	Roxar ASA	110,000	101,694
	Scana Industrier ASA	53,945	140,658
	Schibsted ASA	29,574	759,546
# *	Sevan Marine ASA	100,393	1,031,412
	Solstad Offshore ASA	5,100	109,419
# *	Songa Offshore ASA	32,500	457,970
	SpareBanken 1 SMN	33,603	291,021
	Statoil Hydro ASA	26,002	797,623
	StatoilHydro ASA Sponsored ADR	62,675	1,919,735
	Storebrand ASA	262,598	2,041,085
*	Subsea 7, Inc.	56,795	1,269,263
#	Tandberg ASA Series A	67,195	1,453,583
	Telenor ASA	41,000	644,392
# *	TGS Nopec Geophysical Co. ASA	59,791	798,412
#	Tomra Systems ASA	56,100	379,725
	TTS Marine ASA	6,500	83,206
	Veidekke ASA	47,300	302,247
	Wilh. Wilhelmsen ASA	9,452	295,639
	Yara International ASA	32,324	2,001,419
TOTAL — NORWAY			38,360,851

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
#	Altri SGPS SA	18,954	71,894
#	Banco BPI SA	156,434	525,689
#	Banco Comercial Portugues SA	979,903	1,692,966
#	Banco Epirito Santo SA	139,247	1,799,245
#	Brisa SA	68,478	636,659
#	Cimpor Cimentos de Portugal SA	134,578	845,261
	Corticeira Amorim	17,236	32,752
	Energias de Portugal SA	85,609	434,803
	Energias de Portugal SA Sponsored ADR	7,300	372,937
	Finibanco Holdings SGPS SA	14,885	62,020
	Galp Energia SGPS SA Series B	17,496	351,806
# *	Impresa Sociedade Gestora de Participacoes SA	32,041	58,170
*	Investimentos Participacoes e Gestao SA	30,493	27,713
	Jeronimo Martins SGPS SA	43,751	374,781
#	Mota-Engil SGPS SA	36,475	194,592
*	Novabase SGPS	8,932	65,124
# *	ParaRede SGPS SA	14,591	25,840
#	Portucel-Empresa Produtora de Pasta de Papel SA	141,573	420,941
	Portugal Telecom SA	106,571	1,113,429
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	78,080	613,455
	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	36,303
	Sociedade de Investimento e Gestao SGPS SA	34,058	383,209
# *	Sonae Capital	30,129	36,198
	Sonae Industria SGPS SA	32,282	125,189
	Sonae SGPS SA	405,575	412,655
# *	Sonaecom SGPS SA	59,559	170,161
#	Teixeira Duarte Engenharia e Construcoes SA	73,407	110,775
TOTAL — PORTUGAL			10,994,567

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
	Allgreen Properties, Ltd.	419,500	236,023
	Apollo Enterprises, Ltd.	30,000	31,288
	Aqua-Terra Supply Co., Ltd.	31,000	4,325
	Armstrong Industrial Corp., Ltd.	49,000	7,234
	Asia Environment Holdings, Ltd.	98,820	17,957
*	Asia Food and Properties, Ltd.	806,000	276,647
	Asia Pacific Breweries, Ltd.	14,000	128,245
	ASL Marine Holdings, Ltd.	81,000	59,077
	Auric Pacific Group, Ltd.	25,000	20,421
*	Ban Joo - Company, Ltd.	55,000	1,146
	Beyonics Technology, Ltd.	135,000	16,559
	Bonvests Holdings, Ltd.	51,600	33,147
	Broadway Industrial Group, Ltd.	31,000	16,947
	Bukit Sembawang Estates, Ltd.	30,000	145,368
	Capitaland, Ltd.	515,000	1,573,013
	Cerebos Pacific, Ltd.	53,000	138,829

	CH Offshore, Ltd.	131,000	52,186
# *	Chartered Semiconductor Manufacturing, Ltd.	107,000	36,411
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	48,338	165,316
	China Dairy Group, Ltd.	147,000	15,935
	China Merchants Holdings Pacific, Ltd.	79,000	39,531
	Chip Eng Seng Corp., Ltd.	123,000	21,010
	Chuan Hup Holdings, Ltd.	150,000	36,447
	City Developments, Ltd.	196,000	1,421,684
	Comfortdelgro Corp., Ltd.	358,000	378,582
	Cosco Corp. (Singapore), Ltd.	97,000	155,041
	Creative Technology Co., Ltd.	32,250	138,602
	CSC Holdings, Ltd.	250,000	27,982
	CSE Global, Ltd.	59,000	40,137
	CWT, Ltd.	104,000	49,094
	DBS Group Holdings, Ltd.	194,000	2,453,032
#	Delong Holdings, Ltd.	78,200	166,472
*	Ellipsiz, Ltd.	83,000	5,219
*	Enviro-Hub Holdings, Ltd.	129,000	18,605
*	Eucon Holdings, Ltd.	251,000	9,258
	Ezra Holdings Pte, Ltd.	184,000	232,957
	F.J. Benjamin Holdings, Ltd.	90,000	17,741
	Federal International (2000), Ltd.	145,000	38,049
	Food Empire Holdings, Ltd.	94,800	36,369
	Fraser & Neave, Ltd.	539,000	1,652,889
#	Freight Links Express Holdings, Ltd.	500,000	22,699
*	Fu Yu Corp., Ltd.	118,000	7,441
	GK Goh Holdings, Ltd.	87,000	47,929
# *	Global Voice Group, Ltd.	339,000	11,828
	Goodpack, Ltd.	95,000	94,920
	GP Batteries International, Ltd.	15,000	6,768
#	Guocoland, Ltd.	121,666	162,288
	Hersing Corp., Ltd.	66,000	10,182
#	Hi-P International, Ltd.	252,000	97,572
	Ho Bee Investment, Ltd.	132,000	62,533
	Hong Fok Corp., Ltd.	191,400	71,472
#	Hong Leong Asia, Ltd.	89,000	81,064
#	Hotel Grand Central, Ltd.	105,132	59,183
	Hotel Plaza, Ltd.	103,500	102,700
	Hotel Properties, Ltd.	122,000	152,304
	Hour Glass, Ltd.	50,000	28,089
# *	HTL International Holdings, Ltd.	112,000	15,748
	Huan Hsin Holdings, Ltd.	67,000	25,903
	HupSteel, Ltd.	145,000	31,976
	Hwa Hong Corp., Ltd.	95,000	38,347
	Hyflux, Ltd.	61,000	121,585
	InnoTek, Ltd.	74,000	29,607
*	Innovalues, Ltd.	36,000	3,671
	Isetan (Singapore), Ltd.	15,000	40,965
	Jardine Cycle & Carriage, Ltd.	66,838	833,598
	Jaya Holdings, Ltd.	123,000	107,097
#	Jurong Technologies Industrial Corp., Ltd.	213,200	37,414
	K1 Ventures, Ltd.	508,000	87,391

	Keppel Corp., Ltd.	116,000	805,572
#	Keppel Land, Ltd.	207,000	562,270
	Keppel Telecommunications and Transportation, Ltd.	43,000	160,115
#	Kim Eng Holdings, Ltd.	287,573	258,697
	Koh Brothers Group, Ltd.	161,000	20,244
	K-REIT Asia	17,160	15,295
#	KS Energy Services, Ltd.	54,000	62,607
	Lafe Corp., Ltd.	75,600	3,192
	Lee Kim Tah Holdings, Ltd.	60,000	22,756
	Low Keng Huat Singapore, Ltd.	174,000	23,214
	Lum Chang Holdings, Ltd.	123,000	17,661
*	Manhattan Resources, Ltd.	47,000	22,404
*	Mediaring.Com, Ltd.	747,000	52,083
	Memtech International, Ltd.	310,000	25,037
	Metro Holdings, Ltd.	145,000	69,139
	MFS Technology, Ltd.	52,000	9,078
	Midas Holdings, Ltd.	130,000	47,784
	MobileOne, Ltd.	96,000	129,430
	Natsteel, Ltd.	75,000	74,514
#	Neptune Orient Lines, Ltd.	279,000	439,691
	Nera Telecommunications, Ltd.	105,000	25,469
#	Olam International, Ltd.	143,600	210,868
	Orchard Parade Holdings, Ltd.	62,000	37,326
# *	Osim International, Ltd.	119,000	21,023
	Overseas Chinese Banking Corp., Ltd.	718,000	4,068,760
	Pan-United Corp., Ltd.	100,000	39,619
	Parkway Holdings, Ltd.	274,453	430,026
#	Petra Foods, Ltd.	112,000	69,163
	Popular Holdings, Ltd.	220,000	37,914
	PSC Corp., Ltd.	181,924	31,922
	QAF, Ltd.	87,000	20,567
	Raffles Education Corp., Ltd.	211,381	124,237
	Rotary Engineering, Ltd.	87,000	32,655
	San Teh, Ltd.	117,000	38,819
	SBS Transit, Ltd.	39,500	58,162
#	SC Global Developments, Ltd.	98,284	55,499
	Seksun Corp., Ltd.	218,000	7,610
	SembCorp Industries, Ltd.	354,000	1,027,572
	SembCorp Marine, Ltd.	179,800	476,544
	Sim Lian Group, Ltd.	83,000	27,177
	Singapore Airlines, Ltd.	165,400	1,768,826
# *	Singapore Exchange, Ltd.	103,000	454,830
	Singapore Food Industries, Ltd.	61,000	33,906
	Singapore Land, Ltd.	70,000	270,653
	Singapore Petroleum Co., Ltd.	64,000	240,458
	Singapore Post, Ltd.	263,000	188,562
	Singapore Press Holdings, Ltd.	363,000	1,050,037
	Singapore Reinsurance Corp., Ltd	55,000	10,079
	Singapore Shipping Corp., Ltd.	137,000	29,851
	Singapore Technologies Engineering, Ltd.	284,000	561,008
	Singapore Telecommunications, Ltd.	899,350	2,219,657
*	Sinomem Technology, Ltd.	75,000	20,033

	Sinwa, Ltd.	89,000	14,975
	SMRT Corp., Ltd.	224,000	289,621
	SP Chemicals, Ltd.	105,000	42,119
	SSH Corp., Ltd.	219,000	30,716
	Stamford Land Corp., Ltd.	186,000	61,319
	Starhub, Ltd.	93,710	178,187
	Straco Corp., Ltd.	150,000	11,909
	Sunningdale Tech, Ltd.	130,000	10,465
	Tat Hong Holdings, Ltd.	120,000	105,238
*	Thakral Corp., Ltd.	793,000	27,620
	Tiong Woon Corp. Holding, Ltd.	112,000	28,201
	Tuan Sing Holdings, Ltd.	251,000	34,377
	UMS Holdings, Ltd.	86,000	11,978
	Unisteel Technology, Ltd.	85,750	116,705
	United Engineers, Ltd.	64,000	121,264
#	United Industrial Corp., Ltd.	430,000	729,440
	United Overseas Bank, Ltd.	181,000	2,409,160
#	UOB-Kay Hian Holdings, Ltd.	161,000	146,805
	UOL Group, Ltd.	278,000	562,055
	Venture Corp., Ltd.	126,000	884,971
	WBL Corp., Ltd.	61,000	205,334
	Wheelock Properties, Ltd.	161,000	148,228
#	Wilmar International, Ltd.	83,000	219,819
	Wing Tai Holdings, Ltd.	282,100	265,883
#	Xpress Holdings, Ltd.	474,000	24,863
	Yanlord Land Group, Ltd.	202,000	225,551
	Yellow Pages (Singapore), Ltd.	29,000	9,476
	YHI International, Ltd.	96,000	14,163
# *	Yongnam Holdings, Ltd.	263,000	24,735
*	Zhongguo Jilong, Ltd.	24,675	770
TOTAL COMMON STOCKS			35,772,611

RIGHTS/WARRANTS — (0.0%)
*	Metro Holdings, Ltd. Rights 09/11/08	14,500	358
TOTAL — SINGAPORE			35,772,969

SPAIN — (2.8%)
COMMON STOCKS — (2.8%)
	Abengoa SA	15,928	425,987
	Abertis Infraestructuras SA	65,103	1,344,716
	Acciona SA	6,929	1,377,862
	Acerinox SA	92,671	1,751,475
#	Actividades de Construccion y Servicios SA	47,161	2,088,273
	Adolfo Dominguez SA	1,609	29,550
#	Amper SA	7,015	72,623
#	Antena 3 de Television SA	15,926	143,096
# *	Avanzit SA	27,527	57,358
# *	Azkoyen SA	10,775	80,234
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	652,991	10,989,838
	Banco de Andalucia SA	1,901	131,083

#	Banco de Sabadell SA	288,440	2,245,799
#	Banco de Valencia SA	104,668	1,068,213
#	Banco Espanol de Credito SA	63,658	869,932
#	Banco Guipuzcoano SA	57,070	635,894
#	Banco Pastor SA	88,832	860,177
#	Banco Popular Espanol SA	250,615	2,648,366
	Banco Santander Central Hispano SA	187,310	3,184,155
	Banco Santander SA Sponsored ADR	965,096	16,387,330
#	Bankinter SA	128,567	1,365,244
*	Baron de Ley SA	1,908	123,911
*	Bolsas y Mercados Espanoles	10,227	305,137
#	Campofrio Alimentacion SA	13,118	178,703
#	Cementos Portland Valderrivas SA	5,889	323,435
#	Cia Espanola de Petroleous SA	15,692	1,621,315
#	Cintra Concesiones de Infraestructuras de Transporte SA	29,474	341,239
	Construcciones y Auxiliar de Ferrocarriles SA	706	293,770
*	Corporacion Dermoestetica	2,300	14,473
# *	Dogi International Fabrics SA	13,276	11,875
	Duro Felguera SA	4,524	39,566
	Ebro Puleva SA	52,156	899,602
	Electnor SA	3,144	123,323
	Enagas SA	54,486	1,385,117
# *	Ercros SA	396,342	127,293
#	Faes Farma SA	30,123	245,916
#	Fomento de Construcciones y Contratas SA	27,200	1,362,500
	Gamesa Corporacion Tecnologica SA	19,589	926,464
#	Gas Natural SDG SA	30,124	1,395,589
# *	General de Alquiler de Maquinaria	8,457	157,801
#	Gestevision Telecinco SA	26,717	343,702
	Grifols SA	16,922	502,306
#	Grupo Catalana Occidente SA	29,387	837,586
#	Grupo Empresarial Ence SA	48,401	348,352
#	Grupo Ferrovial SA	36,527	1,825,099
	Iberdrola SA	184,236	2,219,922
	Iberia Lineas Aereas de Espana SA	276,510	819,763
	Iberpapel Gestion SA	2,175	41,007
	Indra Sistemas SA	37,920	970,723
	Industria de Diseno Textil SA	11,709	544,548
#	La Seda de Barcelona SA	257,738	353,882
	Lingotes Especiales SA	2,224	12,900
	Mapfre SA	62,775	300,212
#	Mecalux SA	3,810	98,474
	Miquel y Costas & Miquel SA	3,860	51,351
#	Natra SA	4,183	38,810
*	Natraceutical SA	60,599	63,848
#	NH Hoteles SA	31,971	389,865
	Nicolas Correa SA	4,684	40,844
	Obrascon Huarte Lain SA	15,618	440,662
#	Papeles y Cartones de Europa SA	23,304	146,598
	Pescanova SA	3,251	145,040
	Prim SA	3,427	47,204
#	Promotora de Informaciones SA	47,277	411,712

	Prosegur Cia de Seguridad SA	7,617	304,027
	Red Electrica Corporacion SA	17,496	1,032,264
	Repsol YPF SA	1,793	55,458
#	Repsol YPF SA Sponsored ADR	137,588	4,244,590
#	Sacyr Vallehermoso SA	50,414	911,854
#	Service Point Solutions SA	50,557	119,536
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	14,108	33,682
	Sol Melia SA	32,378	277,993
#	SOS Cuetara SA	21,945	438,001
*	Tavex Algodonera SA	13,157	26,569
*	Tecnicas Reunidas SA	1,200	79,183
# *	Tecnocom Telecomunicaciones y Energia SA	12,466	65,990
	Telefonica SA	5,983	147,831
	Telefonica SA Sponsored ADR	61,400	4,547,898
	Tubacex SA	42,119	359,861
	Tubos Reunidos SA	95,313	538,433
	Union Fenosa SA	28,413	719,986
	Unipapel SA	3,730	68,651
# *	Urbas Guadahermosa SA	8,757	2,822
*	Vertice Trescientos Sesenta Grados SA	1,752	3,324
	Vidrala SA	8,116	230,413
	Viscofan SA	25,082	501,919
#	Vocento SA	34,637	380,526
#	Zardoya Otis SA	17,093	345,426
# *	Zeltia SA, Madrid	33,795	264,533
TOTAL — SPAIN			84,329,414

SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
#	Aarhuskarlshamn AB	9,587	204,795
	Acando AB	31,874	65,849
*	Active Biotech AB	8,450	57,327
#	Addtech AB Series B	1,400	28,015
	AF AB Series B	7,700	210,790
	Alfa Laval AB	50,974	695,638
# *	Anoto Group AB	29,000	18,953
	Aros Quality Group AB	5,000	30,128
#	Assa Abloy AB Series B	142,724	2,038,584
	Atlas Copco AB Series A	51,700	721,663
	Atlas Copco AB Series B	26,200	335,239
	Axfood AB	6,150	193,178
#	Axis Communications AB	6,300	77,578
#	B&B Tools AB	8,264	175,986
*	BE Group AB	7,982	72,635
	Beiger Electronics AB	345	7,885
	Beijer Alma AB	6,700	82,929
	Bergs Timber AB Series B	4,200	19,854
#	Bilia AB Series A	9,300	62,288
	Billerud AB	25,000	197,100
# *	Biotage AB	44,000	54,838
*	Biovitrum AB	2,150	19,792

	Boliden AB	164,340	1,035,307
*	Brostrom AB Series B	24,957	219,278
	Cantena AB	500	7,753
#	Cardo AB	12,400	329,428
	Castellum AB	3,600	36,851
#	Clas Ohlson AB Series B	6,550	88,263
	Cloetta AB Series B	7,700	274,389
	Concordia Maritime AB Series B	20,600	62,249
#	D. Carnegie & Co. AB	31,440	393,789
#	Electrolux AB Series B	149,308	1,915,670
	Elekta AB Series B	16,000	339,621
*	Enea Data AB Series B	17,746	92,011
#	Eniro AB	62,867	273,162
	Fabege AB	13,000	93,478
	Fagerhult AB	2,628	62,236
	G & L Beijer AB Series B	1,700	36,409
	Getinge AB	24,400	555,940
	Geveko AB	1,000	12,463
#	Gunnebo AB	11,600	66,589
	Hakon Invest AB	27,962	397,861
	Haldex AB	16,100	230,797
# *	Hemtex AB	2,026	12,658
	Hennes & Mauritz AB Series B	14,586	722,819
	Hexagon AB	38,900	626,957
*	Hexpol AB	3,350	28,043
*	HIQ International AB	13,955	57,917
	Hoganas AB Series B	14,300	273,107
#	Holmen AB Series B	31,070	991,174
#	Husqvarna AB Series A	13,310	105,687
#	Husqvarna AB Series B	67,200	542,159
*	IBS AB Series B	33,165	37,517
	Industrial & Financial Systems AB Series B	9,900	85,413
*	Indutrade AB	1,700	33,308
	Intrum Justitia AB	17,800	277,842
#	JM AB	43,194	517,303
*	KappAhl Holding AB	8,600	59,561
	Klovern AB	9,100	30,154
	Kungsleden AB	12,300	94,912
# *	Lagercrantz Group AB Series B	10,000	49,417
	Lammhults Design Group AB	2,400	23,328
*	LBI International AB	18,400	52,698
	Lennart Wallenstam Byggnads AB Series B	3,300	52,373
*	Lindab International AB	23,912	391,632
*	Lundin Petroleum AB	110,032	1,200,240
#	Meda AB Series A	77,912	957,644
*	Medivir Series B	5,800	49,139
*	Mekonomen AB	2,400	32,491
*	Metro International SA SDR Series A	1,610	807
*	Metro International SA SDR Series B	3,220	1,711
# *	Micronic Laser Systems AB	19,636	69,303
	Modern Times Group AB Series B	6,950	367,859
	Munters AB	12,950	104,160

	NCC AB Series B	34,157	446,831
*	Net Insight AB Series B	50,000	39,455
	New Wave Group AB Series B	17,600	73,962
#	NIBE Industrier AB	20,600	140,840
	Niscayah Group AB	11,000	19,786
	Nobia AB	87,500	469,471
	Nolato AB Series B	10,986	100,305
	Nordea Bank AB	374,621	4,976,139
	OEM International AB Series B	9,300	64,499
#	ORC Software AB	1,800	33,136
*	Oriflame Cosmetics SA	5,500	317,944
*	Pa Resources AB	45,652	353,075
*	Partnertech AB	1,500	8,191
	Peab AB Series B	26,400	178,918
	Peab Industri AB	13,200	106,918
*	Pricer AB Series B	250,588	21,705
*	Proffice AB	13,600	35,737
	Q-Med AB	8,300	46,246
	RaySearch Laboratories AB	3,000	8,183
# *	Readsoft AB Series B	7,000	12,018
	Rederi AB Transatlantic Series B	10,302	67,766
*	Rezidor Hotel Group AB	30,800	125,708
#	rnb Retail and Brands AB	23,400	47,092
	Rorvik Timber AB	4,300	19,299
	Sandvik AB	61,800	765,905
*	SAS AB	25,500	182,416
	Scania AB Series A	6,000	89,225
	Scania AB Series B	30,100	430,452
*	Scribona AB Series B	10,000	8,415
	Securitas AB Series B	79,668	1,076,522
*	Semcon AB	3,200	27,714
*	Sintercast AB	2,200	35,750
	Skandinaviska Enskilda Banken AB Series A	148,600	2,657,236
	Skanditek Industrifoervaltnings AB	17,000	50,564
#	Skanska AB Series B	189,100	2,379,232
	SKF AB Series A	10,840	173,389
	SKF AB Series B	187,101	2,833,502
	Skistar AB	6,500	87,696
	SSAB Svenskt Stal AB Series A	75,893	1,850,289
	SSAB Svenskt Stal AB Series B	26,793	580,808
	Studsvik AB	1,000	20,060
	Svenska Cellulosa AB Series B	183,287	2,082,192
	Svenska Handelsbanken AB Series A	154,132	3,708,664
	SWECO AB Series B	7,985	62,661
#	Swedbank AB Series A	115,766	2,034,338
	Swedish Match AB (Frueher Svenska Taendsticks AB)	55,000	1,084,545
	Tele2 AB Series B	146,356	2,251,122
# *	Teleca AB Series B	24,800	18,348
#	Telefonaktiebolaget LM Erricson Sponsored ADR	533,760	6,095,539
	TeliaSonera AB	437,842	3,051,297
# *	TradeDoubler AB	2,750	24,021
#	Trelleborg AB Series B	45,300	785,235

*	Vitrolife AB	6,000	27,174
	Volvo AB Series A	60,718	662,862
	Volvo AB Series B	69,000	782,079
	Volvo AB Sponsored ADR	70,300	804,541
*	Wedins Skor & Accessoarer AB	30,000	8,410
TOTAL COMMON STOCKS			64,189,348

RIGHTS/WARRANTS — (0.0%)
*	rnb Retail and Brands AB Rights 09/18/08	23,400	25,211
TOTAL — SWEDEN			64,214,559

SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
	ABB, Ltd.	86,839	2,129,964
	ABB, Ltd. Sponsored ADR	50,800	1,248,156
*	Actelion, Ltd.	12,257	703,568
	Adecco SA	82,547	3,873,266
*	Advanced Digital Broadcast Holdings SA	1,776	57,918
	AFG Arbonia-Forster Holding AG	708	151,116
	Allreal Holding AG	5,578	648,121
#	Also Holding AG	635	31,110
*	Ascom Holding AG	15,907	155,513
	Bachem Holdings AG	1,867	155,637
	Baloise-Holding AG	33,801	2,891,781
	Bank Coop AG	2,650	187,645
	Bank Sarasin & Cie Series B	21,041	906,761
	Banque Cantonale de Geneve	421	92,168
	Banque Cantonale Vaudoise	1,394	421,934
	Banque Privee Edmond de Rothschild SA	8	263,975
	Barry Callebaut AG	848	556,696
*	Basilea Pharmaceutica AG	2,104	323,802
	Basler Kantonalbank	3,815	401,490
	Belimo Holdings AG	136	127,816
*	Bell Holding AG	53	81,427
	Bellevue Group AG	4,075	212,442
	Berner Kantonalbank	1,925	407,147
	BKW FMB Energie AG	4,136	465,477
	Bobst Group AG	6,032	424,838
	Bossard Holding AG	1,086	70,878
	Bucher Industries AG	2,994	613,861
	Burckhardt Compression Holding AG	412	105,737
*	Card Guard AG	3,538	32,208
	Carlo Gavazzi Holding AG	209	31,320
*	Centralschweizerische Kraftwerke AG	253	122,684
	Charles Voegele Holding AG	4,882	253,493
#	Ciba Specialty Chemicals AG	39,904	982,872
*	Cicor Technologies	729	32,918
	Clariant AG	148,041	1,329,581
	Compagnie Financiere Richemont AG Series A	122,779	7,143,883
	Conzzeta AG	119	282,404

	Credit Suisse Group	18,871	875,288
	Credit Suisse Group Sponsered ADR	346,715	16,080,642
*	Cytos Biotechnology AG	1,001	51,964
	Daetwyler Holding AG	2,810	172,937
*	Dottikon ES Holding AG	89	18,852
	Dufry Group	6,201	449,229
	Efg International AG	27,514	834,342
*	Eichhof Holding AG	34	13,895
*	Eichhoff Getranke Holding AG	34	51,172
	Elektrizitaets-Gesellschaft Laufenberg AG	196	243,136
	Emmi AG	1,242	144,912
#	Ems-Chemie Holding AG	4,836	594,594
	Energiedienst Holding AG	4,920	303,447
	Feintol International Holding AG	127	36,570
	Flughafen Zuerich AG	2,567	934,772
	Forbo Holding AG	1,026	432,373
	Galenica Holding AG	1,280	506,899
	Geberit AG	9,244	1,345,481
	George Fisher AG	2,370	899,616
	Givaudan SA	3,771	3,137,990
	Gurit Holding AG	208	186,696
	Helvetia Holding AG	3,315	1,027,420
	Holcim, Ltd.	71,587	5,147,170
	Implenia AG	1,760	46,435
	Industrieholding Cham AG	328	107,158
	Interroll-Holding SA	144	51,399
	Intershop Holding AG	192	55,843
	Jemoli Holdings AG	291	711,793
	Julius Baer Holdings, Ltd. AG	46,562	2,833,548
	Kaba Holding AG	376	101,397
*	Kardex AG	2,338	127,027
	Komax Holding AG	1,707	208,143
	Kudelski SA	19,846	253,759
	Kuehne & Nagel International AG	12,109	958,660
	Kuoni Reisen Holding AG	1,413	671,703
	Lem Holdings SA	157	45,489
	Lindt & Spruengli AG	15	414,397
*	Logitech International SA	23,222	619,041
	Lonza Group AG	20,383	2,877,394
	Luzerner Kantonalbank AG	1,360	318,864
	Medisize Holding AG	270	18,076
*	Meyer Burger Technology AG	490	145,796
*	Micronas Semiconductor Holding AG	18,186	114,534
*	Mikron Holding AG	7,264	65,546
	Mobilezone Holding AG	6,928	46,885
	Mobimo Holding AG	1,506	243,589
	Nestle SA	454,270	20,014,962
	Nobel Biocare Holding AG	9,962	334,120
	Novartis AG	879	48,968
	Novartis AG ADR	277,502	15,440,211
*	Oerlikon Corp.	2,865	670,078
	Orell Fuessli Holding AG	367	66,454

	Panalpina Welttransport Holding AG	7,362	585,235
	Partners Group Holdings AG	3,113	414,351
	Phoenix Mecano AG	374	167,387
*	Precious Woods Holding AG	1,929	154,201
	PSP Swiss Property AG	3,701	224,151
	PubliGroupe SA	707	146,257
	Rieters Holdings AG	1,854	600,595
	Roche Holding AG Bearer	5,944	1,091,703
	Roche Holding AG Genusschein	82,873	13,945,738
	Romande Energie Holding SA	208	547,206
# *	Schaffner Holding AG	230	47,559
	Schindler Holding AG	5,100	364,544
	Schulthess Group AG	1,050	58,984
	Schweiter Technology AG	449	172,671
	Schweizerhall Holding AG	990	202,178
	Schweizerische National Versicherungs Gesellschaft	290	186,798
	SGS SA	585	749,573
	SIA Abrasives Holding AG	214	74,986
	Siegfried Holding AG	1,010	139,692
	Sika AG	979	1,241,681
	Societe Generale d’Affichage	652	107,203
	Sonova Holding AG	6,475	468,348
	St. Galler Kantonalbank	1,618	688,979
	Straumann Holding AG	1,080	289,424
	Sulzer AG	13,227	1,625,197
	Swatch Group AG	7,448	1,750,506
	Swiss Life Holding AG	21,875	3,979,601
	Swiss Prime Site AG	1,550	91,298
	Swiss Re	120,001	7,381,077
	Swisscom AG	3,462	1,109,343
	Swisscom AG Sponsored ADR	5,100	164,258
*	Swisslog Holding AG	143,988	129,069
*	Swissmetal Holding AG	1,516	24,709
	Swissquote Group Holding SA	3,174	112,081
	Syngenta AG ADR	103,398	5,550,405
	Tamedia AG	1,352	159,420
	Tecan Group AG	4,679	265,152
*	Temenos Group AG	10,262	269,271
	The Swatch Group AG	18,724	841,127
	Tornos SA	6,245	48,602
*	UBS AG	121,227	2,635,005
*	UBS AG ADR	30,401	665,478
	Valartis Group AG	1,765	72,074
	Valiant Holding AG	10,967	1,952,905
	Valora Holding AG	1,868	442,802
	Vaudoise Assurances Holdings SA	527	90,877
	Vontobel Holdings AG	14,694	489,025
*	VZ Holding AG	546	36,228
	Walliser Kantonalbank	113	48,819
	WMH Walter Meier Holding AG	589	81,548
*	Ypsomed Holdings AG	1,829	147,738
	Zehnder Holding AG	140	157,563

Zuger Kantonalbank	49	160,150
Zurich Financial SVCS AG	49,623	12,954,894
TOTAL COMMON STOCKS		175,127,939

RIGHTS/WARRANTS — (0.0%)
* Berner Kantonalbank Rights 08/19/08	1,925	9,300
* Precious Woods Holding AG Rights 10/31/08	1,485	674
TOTAL RIGHTS/WARRANTS		9,974
TOTAL — SWITZERLAND		175,137,913

UNITED KINGDOM — (15.8%)
COMMON STOCKS — (15.8%)
	A & J Mucklow Group P.L.C.	1,576	6,776
	Abacus Group P.L.C.	16,350	6,420
	Aberdeen Asset Management P.L.C.	399,847	1,044,501
	Acal P.L.C.	6,247	16,625
*	Acambis P.L.C.	41,372	141,561
	Admiral Group P.L.C.	25,100	443,234
*	AEA Technology P.L.C.	27,704	22,119
	Aegis Group P.L.C.	315,839	643,170
	Aga Rangemaster Group P.L.C.	42,331	152,435
	Aggreko P.L.C.	47,704	625,044
	Air Partner P.L.C.	2,004	32,576
*	Alba P.L.C.	6,399	6,317
	Alexandra P.L.C.	9,456	9,241
	Alexon Group P.L.C.	5,157	5,584
*	Alizyme P.L.C.	42,517	5,037
	Alliance & Leicester P.L.C.	75,587	448,250
*	Alphameric P.L.C.	42,180	18,915
*	Alterian P.L.C.	13,451	30,151
	Alumasc Group P.L.C.	8,807	24,852
	Amec P.L.C.	147,598	2,264,042
	Amlin P.L.C.	280,766	1,480,999
	Anglo American P.L.C.	140,349	7,460,370
	Anglo Pacific Group P.L.C.	58,983	194,927
	Anglo-Eastern Plantations P.L.C.	5,528	50,001
	Anite P.L.C.	131,727	93,549
*	Antisoma P.L.C.	289,452	137,793
	Antofagasta P.L.C.	56,647	636,718
*	ARC International P.L.C.	46,290	15,485
	Arena Leisure P.L.C.	97,913	51,703
*	Aricom P.L.C.	599,950	506,107
*	Ark Therapeutics Group P.L.C.	83,807	100,932
	ARM Holdings P.L.C.	12,223	24,690
#	ARM Holdings P.L.C. Sponsored ADR	153,780	941,134
	Arriva P.L.C.	129,642	1,870,204
	Ashmore Group P.L.C.	47,463	220,397
	Ashtead Group P.L.C.	346,467	478,339
	Associated British Foods P.L.C.	123,436	1,810,886
	AstraZeneca P.L.C. Sponsored ADR	67,688	3,296,406

	Atkins WS P.L.C.	30,217	510,377
*	Autonomy Corp. P.L.C.	64,256	1,341,862
	Aveva Group P.L.C.	10,654	284,280
*	Avis Europe P.L.C.	245,750	49,074
	Aviva P.L.C.	939,523	8,770,056
	Avon Rubber P.L.C.	8,371	12,972
*	Axis-Shield P.L.C.	14,681	86,330
	Axon Group P.L.C.	6,761	74,966
	Babcock International Group P.L.C.	80,730	881,078
	BAE Systems P.L.C.	774,999	6,763,904
	Balfour Beatty P.L.C.	125,230	937,878
	Barclays P.L.C.	35,698	228,428
#	Barclays P.L.C. Sponsered ADR	306,200	7,869,340
	Barr (A.G.) P.L.C.	4,957	105,882
	BBA Aviation P.L.C.	264,523	639,446
	Beazley Group P.L.C.	209,665	424,062
	Bellway P.L.C.	75,282	839,320
#	Benfield Group, Ltd. P.L.C.	60,197	376,270
	BG Group P.L.C.	21,583	478,741
	BG Group P.L.C. Sponsored ADR	27,200	3,023,821
	BHP Billiton P.L.C.	15,526	483,572
#	BHP Billiton P.L.C. ADR	77,600	4,851,552
*	Biocompatibles International P.L.C.	5,510	16,669
#	Blacks Leisure Group P.L.C.	20,283	37,665
*	Blinkx P.L.C.	37,691	17,650
	Bloomsbury Publishing P.L.C.	27,694	85,793
	BlueBay Asset Management P.L.C.	6,313	28,456
	Bodycote P.L.C.	210,154	888,295
#	Bovis Homes Group P.L.C.	81,521	647,929
	BP P.L.C.	79,890	767,871
	BP P.L.C. Sponsored ADR	483,776	27,880,011
	BPP Holdings P.L.C.	8,640	70,884
	Braemar Shipping Services P.L.C.	7,299	63,031
	Brambles, Ltd.	11,454	75,732
	Brammer P.L.C.	24,061	112,462
	Brewin Dolphin Holdings P.L.C.	106,505	216,988
	Brit Insurance Holdings P.L.C.	195,369	687,937
	British Airways P.L.C.	106,698	485,237
	British Airways P.L.C. Sponsored ADR	6,100	279,265
	British American Tobacco P.L.C.	5,648	190,814
#	British American Tobacco P.L.C. Sponsored ADR	19,800	1,346,400
	British Energy Group P.L.C.	70,490	941,335
	British Polythene Industries P.L.C.	15,627	65,590
	British Sky Broadcasting Group P.L.C.	20,913	177,193
	British Sky Broadcasting Group P.L.C. Sponsored ADR	12,900	437,568
	Britvic P.L.C.	35,494	151,499
	BSS Group P.L.C.	68,913	396,424
	BT Group P.L.C. Sponsored ADR	108,208	3,386,910
*	BTG P.L.C.	62,085	267,030
	Bunzl P.L.C.	50,234	652,969
	Burberry Group P.L.C.	108,716	884,915
	Business Post Group P.L.C.	6,960	39,076

	Cable and Wireless P.L.C.	511,561	1,649,243
*	Cadbury P.L.C.	4,463	51,218
*	Cadbury P.L.C. Sponsored ADR	122,368	5,643,612
*	Cairn Energy P.L.C.	29,144	1,576,784
	Capita Group PLC	32,886	423,119
	Capital & Regional P.L.C.	36,457	122,599
	Carclo P.L.C.	21,066	33,214
	Care UK P.L.C.	27,817	176,797
	Carillion P.L.C.	216,098	1,291,400
	Carnival P.L.C.	34,284	1,175,344
#	Carnival P.L.C. ADR	39,703	1,377,297
	Carpetright P.L.C.	3,979	49,124
#	Carphone Warehouse Group P.L.C.	99,836	360,883
	Carr’s Milling Industries P.L.C.	2,672	32,470
*	Carter & Carter Group P.L.C.	3,084	—
	Castings P.L.C.	5,760	28,082
	Catlin Group, Ltd.	158,593	942,724
	Centaur Media P.L.C.	44,800	58,696
	Centrica P.L.C.	265,685	1,581,611
	Charles Stanley Group P.L.C.	4,542	17,638
	Charles Taylor Consulting P.L.C.	7,751	34,292
	Charter P.L.C.	75,288	1,300,869
	Chemring Group P.L.C.	5,957	252,568
	Chesnara P.L.C.	58,261	144,443
	Chime Communications P.L.C.	17,635	35,355
	Chloride Group P.L.C.	46,306	210,775
*	Chrysalis Group P.L.C.	4,723	8,301
	Clarkson P.L.C.	4,620	86,535
	Clinton Cards P.L.C.	67,260	47,417
	Close Brothers Group P.L.C.	80,390	921,187
*	CLS Holdings P.L.C.	3,021	20,108
	Cobham P.L.C.	485,287	2,028,552
	Collins Stewart P.L.C.	105,687	189,919
*	Colt Telecom Group SA	256,127	601,601
	Communisis P.L.C.	90,165	102,281
	Compass Group P.L.C.	423,975	2,821,517
	Computacenter P.L.C.	63,147	144,169
	Connaught P.L.C.	43,422	315,658
	Consort Medical P.L.C.	13,326	133,250
	Cookson Group P.L.C.	106,278	1,254,539
	Corin Group P.L.C.	3,868	9,902
	Cosalt P.L.C.	1,784	8,407
	Costain Group P.L.C.	69,972	33,090
	Cranswick P.L.C.	25,835	294,742
	Creston P.L.C.	18,283	15,438
	Croda International P.L.C.	48,669	612,907
*	CSR P.L.C.	57,407	343,094
	Daejan Holdings P.L.C.	1,617	77,725
	Daily Mail & General Trust P.L.C. Series A	136,042	918,446
	Dairy Crest Group P.L.C.	87,012	741,248
*	Dana Petroleum P.L.C.	45,042	1,233,123
	Davis Service Group P.L.C.	111,287	689,663

	Dawson Holdings P.L.C.	29,101	34,676
	De La Rue P.L.C.	27,708	443,345
#	Debenhams P.L.C.	358,538	323,575
	Dechra Pharmaceuticals P.L.C.	10,355	78,116
	Delta P.L.C.	79,179	166,192
	Detica Group P.L.C.	33,181	266,473
	Development Securities P.L.C.	25,050	164,566
	Devro P.L.C.	104,539	155,367
#	Diageo P.L.C. Sponsored ADR	19,400	1,443,360
	Dicom Group P.L.C.	27,226	101,007
	Dignity P.L.C.	24,720	335,827
	Dimension Data Holdings P.L.C.	869,508	835,700
	Diploma P.L.C.	60,640	177,467
	Domino Printing Sciences P.L.C.	61,376	329,292
	Drax Group P.L.C.	128,019	1,736,428
	DS Smith P.L.C.	243,066	567,396
#	DSG International P.L.C.	833,674	749,111
	DTZ Holdings P.L.C.	9,294	16,860
	Dunelm Group P.L.C.	23,052	65,274
	Dyson Group P.L.C.	3,999	7,425
	E2V Technologies P.L.C.	23,845	116,122
*	easyJet P.L.C.	165,228	986,187
	Electrocomponents P.L.C.	241,384	758,574
	Elementis P.L.C.	289,602	443,964
*	Emerald Energy P.L.C.	14,515	111,685
	Ennstone P.L.C.	254,298	70,592
	Enodis P.L.C.	160,018	936,214
	Enterprise Inns P.L.C.	295,941	1,628,155
*	Entertainment Rights P.L.C.	75,572	12,668
*	Erinaceous Group P.L.C.	16,996	511
	Euromoney Institutional Investor P.L.C.	25,384	170,137
	Evolution Group P.L.C.	136,146	241,240
	Experian P.L.C.	83,557	629,382
	F&C Asset Management P.L.C.	237,722	420,044
	Fenner P.L.C.	83,658	346,564
	Fiberweb P.L.C.	12,365	10,211
	Fidessa Group P.L.C.	10,920	186,613
	Filtrona P.L.C.	113,852	373,886
	Filtronic P.L.C.	29,188	45,944
	Findel P.L.C.	29,210	97,872
	Firstgroup P.L.C.	56,979	627,970
	Forth Ports P.L.C.	19,677	616,922
*	Fortune Oil P.L.C.	347,801	66,503
	French Connection Group P.L.C.	37,364	42,120
	Friends Provident P.L.C.	486,581	872,939
	Fuller Smith & Turner P.L.C.	21,307	168,784
	Future P.L.C.	107,406	52,412
	G4S P.L.C.	469,029	1,990,422
	Galiform P.L.C.	151,658	92,311
	Galliford Try P.L.C.	177,819	209,371
	Game Group P.L.C.	105,008	515,330
*	Games Workshop Group P.L.C.	7,668	34,122

*	Gem Diamonds, Ltd.	4,919	78,233
*	Genus P.L.C.	33,267	483,726
	GKN P.L.C.	448,143	1,998,844
	GlaxoSmithKline P.L.C. Sponsored ADR	82,600	3,879,722
	Go-Ahead Group P.L.C.	7,587	268,529
	Goldshield Group P.L.C.	12,229	57,629
	Grainger P.L.C.	9,661	37,679
	Greene King P.L.C.	73,544	716,231
	Greggs P.L.C.	4,154	268,223
*	Gresham Computing P.L.C.	10,000	11,947
	Guinness Peat Group P.L.C.	48,022	43,769
	Halfords Group P.L.C.	121,761	651,777
	Halma P.L.C.	163,186	598,231
	Hampson Industries P.L.C.	68,662	220,743
*	Hansard Global P.L.C.	1,389	4,090
*	Hardy Oil & Gas P.L.C.	13,997	121,407
	Hardy Underwriting Group P.L.C.	12,405	50,553
	Harvey Nash Group P.L.C.	28,747	19,304
	Havelock Europa P.L.C.	13,179	14,525
	Hays P.L.C.	175,104	303,786
	HBOS P.L.C.	623,632	3,569,650
	Headlam Group P.L.C.	44,884	271,484
	Helical Bar P.L.C.	47,424	276,380
#	Helphire P.L.C.	49,252	76,469
#	Henderson Group P.L.C.	359,644	849,286
	Henry Boot P.L.C.	43,832	75,544
*	Heywood Williams Group P.L.C.	30,224	4,761
	Highway Insurance Holdings P.L.C.	121,718	162,975
	Hikma Pharmaceuticals P.L.C.	52,809	401,626
	Hill & Smith Holdings P.L.C.	33,307	203,441
	Hiscox, Ltd.	228,930	1,031,498
	HMV Group P.L.C.	155,649	374,346
	Hochschild Mining P.L.C.	38,477	176,262
	Hogg Robinson Group P.L.C.	84,636	77,667
	Holidaybreak P.L.C.	17,060	132,324
	Home Retail Group	250,062	1,151,282
	Homeserve P.L.C.	18,938	496,739
	Hornby P.L.C.	17,724	48,443
	HSBC Holdings P.L.C.	28,657	450,911
#	HSBC Holdings P.L.C. Sponsered ADR	441,972	34,787,616
	Hunting P.L.C.	39,812	645,900
	Huntsworth P.L.C.	71,932	81,565
	Hyder Consulting P.L.C.	9,237	61,406
	ICAP P.L.C.	105,182	905,679
	IG Group Holdings P.L.C.	53,551	336,902
*	Imagination Technologies Group P.L.C.	39,184	50,827
	IMI P.L.C.	136,471	1,239,868
*	Impellam Group P.L.C.	4,706	5,147
*	Imperial Energy Corp. P.L.C.	22,350	475,581
	Imperial Tobacco Group P.L.C.	7,446	245,502
	Imperial Tobacco Group P.L.C. ADR	18,000	1,193,400
	Inchcape P.L.C.	226,885	1,065,128

	Informa P.L.C.	173,178	1,340,900
	Inmarsat P.L.C.	62,763	584,224
	Innovation Group P.L.C.	178,483	52,079
*	Instore P.L.C.	12,812	1,244
*	Intec Telecom Systems P.L.C.	84,577	66,295
	Intercontinental Hotels Group P.L.C.	7,196	97,122
	Intercontinental Hotels Group P.L.C. ADR	29,244	395,379
	Intermediate Capital Group P.L.C.	53,479	1,343,659
	International Personal Finance P.L.C.	126,028	710,873
	International Power P.L.C.	378,587	2,717,643
	Interserve P.L.C.	59,986	458,385
	Intertek Group P.L.C.	29,156	521,168
*	Invensys P.L.C.	141,503	722,030
#	Investec P.L.C.	245,332	1,793,635
*	IP Group P.L.C.	88,809	177,935
	ITE Group P.L.C.	38,841	117,492
	ITV P.L.C.	2,106,735	1,713,435
	J.D. Wetherspoon P.L.C.	20,187	96,917
	James Fisher & Sons P.L.C.	18,228	194,351
	Jardine Lloyd Thompson Group P.L.C.	54,210	445,996
	JD Sports Fashion P.L.C.	4,444	22,681
	JJB Sports P.L.C.	117,363	271,905
	JKX Oil and Gas P.L.C.	44,207	348,599
	John Menzies P.L.C.	8,396	54,062
	John Wood Group P.L.C.	110,102	954,716
	Johnson Matthey P.L.C.	55,150	1,631,905
	Johnston Press P.L.C.	254,088	216,702
	Kazakhmys P.L.C.	45,731	1,073,139
	Kcom Group P.L.C.	313,389	223,045
	Keller Group P.L.C.	31,494	452,527
	Kesa Electricals P.L.C.	288,336	846,777
	Kewill P.L.C.	29,349	45,999
	Kier Group P.L.C.	19,025	399,502
	Kingfisher P.L.C.	991,310	2,394,516
	Ladbrokes P.L.C.	120,363	494,709
	Laird P.L.C.	104,036	718,732
	Laura Ashley Holdings P.L.C.	157,940	57,525
	Lavendon Group P.L.C.	21,686	108,092
	Legal and General Group P.L.C.	2,095,102	3,822,417
	Liontrust Asset Management P.L.C.	4,633	21,449
	Lloyds TSB Group P.L.C.	52,575	290,159
#	Lloyds TSB Group P.L.C. Sponsored ADR	252,094	5,606,571
	Logica P.L.C.	644,835	1,569,300
*	London Scottish Bank P.L.C.	18,454	2,283
	London Stock Exchange Group P.L.C.	23,810	342,158
	Lonmin P.L.C.	14,020	885,494
	Lookers P.L.C.	42,703	43,302
	Low & Bonar P.L.C.	96,194	180,129
*	LSL Property Services P.L.C.	14,831	18,840
	Luminar Group Holdings P.L.C.	27,945	121,503
	Man Group P.L.C.	404,940	4,172,742
	Management Consulting Group P.L.C.	148,793	90,905

	Manganese Bronze Holdings P.L.C.	3,904	26,408
	Marks & Spencer Group P.L.C.	142,562	679,403
	Marshalls P.L.C.	88,489	268,528
	Marston’s P.L.C.	148,867	530,770
	Mcbride P.L.C.	83,158	175,967
	Meggitt P.L.C.	417,072	1,743,710
*	Melrose P.L.C.	198,623	584,451
	Melrose Resources P.L.C.	27,054	201,400
	Metalrax Group P.L.C.	22,274	6,405
*	Mice Group P.L.C.	47,374	—
	Michael Page International P.L.C.	49,994	333,091
	Micro Focus International P.L.C.	22,190	123,586
	Millennium and Copthorne Hotels P.L.C.	99,613	560,472
*	Minerva P.L.C.	81,885	186,028
	Misys P.L.C.	145,039	441,804
	Mitchells & Butlers P.L.C.	134,241	699,140
	Mitie Group P.L.C.	123,680	503,332
	MJ Gleeson Group P.L.C.	16,223	47,384
	Mondi P.L.C.	232,526	1,380,474
*	Monitise P.L.C.	15,787	3,147
	Morgan Crucible Co. P.L.C.	122,037	510,051
	Morgan Sindall P.L.C.	20,100	216,489
	Morse P.L.C.	67,859	48,111
	Mothercare P.L.C.	50,322	372,061
	Mouchel Group P.L.C.	44,185	319,978
*	MWB Group Holdings P.L.C.	22,990	42,117
	N Brown Group P.L.C.	86,838	332,094
	National Express Group P.L.C.	46,653	881,161
	National Grid P.L.C.	12,791	166,499
#	National Grid P.L.C. Sponsored ADR	17,600	1,154,032
	NCC Group, Ltd.	8,070	54,550
*	nCipher P.L.C.	6,060	31,778
	Nestor Healthcare Group P.L.C.	46,858	27,685
*	New Star Asset Management Group P.L.C.	52,899	100,986
	Next P.L.C.	13,951	269,189
*	Nord Anglia Education P.L.C.	16,075	134,893
	Northern Foods P.L.C.	228,543	270,699
#	Northern Rock P.L.C.	42,509	69,739
	Northgate P.L.C.	46,984	294,675
	Northumbrian Water Group P.L.C.	148,676	834,096
	Novae Group P.L.C.	41,626	226,339
	Old Mutual P.L.C.	1,550,368	2,741,973
	OPD Group P.L.C.	5,978	14,354
*	Optos P.L.C.	2,240	5,630
*	Oxford Biomedica P.L.C.	216,069	43,286
	Oxford Instruments P.L.C.	21,584	87,599
*	Pace P.L.C.	58,914	95,822
	PayPoint P.L.C.	9,427	109,256
	Pearson P.L.C.	16,449	203,166
	Pearson P.L.C. Sponsored ADR	268,915	3,334,546
#	Pendragon P.L.C.	326,997	56,818
	Pennon Group P.L.C.	69,680	777,054

#	Persimmon P.L.C.	172,358	1,166,687
*	Petrofac, Ltd.	28,060	332,820
	Phoenix IT Group, Ltd.	27,619	120,109
#	Photo-Me International P.L.C.	11,337	3,000
	Pinewood Shepperton P.L.C.	14,810	52,065
*	Pinnacle Staffing Group P.L.C.	15,255	525
	Premier Farnell P.L.C.	104,478	371,201
	Premier Foods P.L.C.	475,415	751,341
*	Premier Oil P.L.C.	30,142	689,502
*	Prostrakan Group P.L.C.	50,004	95,526
*	Protherics P.L.C.	163,946	143,176
	Provident Financial P.L.C.	60,295	995,412
	Prudential P.L.C.	55,434	550,497
	Prudential P.L.C. ADR	284,307	5,660,552
	Psion P.L.C.	73,870	124,111
	Punch Taverns P.L.C.	90,750	479,129
	PZ Cussons P.L.C.	155,686	493,901
	Qinetiq P.L.C.	293,486	1,199,714
	Quintain Estates & Development P.L.C.	76,595	263,817
	R.E.A. Holdings P.L.C.	11,361	97,577
	Rank Group P.L.C.	149,910	200,485
	Rathbone Brothers P.L.C.	23,570	388,014
	Raymarine P.L.C.	10,990	24,828
	Reckitt Benckiser Group P.L.C.	18,677	944,207
#	Redrow P.L.C.	111,764	348,233
	Reed Elsevier P.L.C.	7,445	85,089
#	Reed Elsevier P.L.C. ADR	37,941	1,738,077
	Regus Group P.L.C.	332,154	449,786
	Renishaw P.L.C.	26,120	398,170
*	Renold P.L.C.	19,266	25,273
*	Renovo Group P.L.C.	44,319	21,797
	Rensburg Sheppards P.L.C.	9,567	84,115
	Rentokil Initial P.L.C.	320,676	423,978
	Restaurant Group P.L.C.	67,097	170,013
	Rexam P.L.C.	358,042	2,642,487
	Ricardo P.L.C.	18,827	98,897
	Rio Tinto P.L.C.	2,913	276,528
	Rio Tinto P.L.C. Sponsored ADR	5,600	2,126,432
	RM P.L.C.	30,813	95,628
	Robert Walters P.L.C.	28,915	68,350
	Robert Wiseman Dairies P.L.C.	16,663	93,212
	ROK P.L.C.	53,894	86,348
*	Rolls-Royce Group P.L.C.	521,551	3,764,224
	Rolls-Royce Group P.L.C. Series B	2,131	4
	Rotork P.L.C.	15,060	300,197
	Royal Bank of Scotland Group P.L.C.	3,004,594	12,778,793
	Royal Dutch Shell P.L.C. ADR	502,627	34,575,711
	Royal Dutch Shell P.L.C. Series B	109,362	3,760,588
	RPC Group P.L.C.	57,800	160,666
	RPS Group P.L.C.	101,074	551,246
	RSA Insurance Group P.L.C.	1,129,959	3,093,523
	S&U P.L.C.	2,614	17,593

	SABmiller P.L.C.	197,807	4,248,911
	Sage Group P.L.C.	543,248	2,071,297
	Sainsbury (J.) P.L.C.	544,960	3,446,856
*	Salamander Energy P.L.C.	53,623	263,578
	Savills P.L.C.	79,236	413,395
	Schroders P.L.C.	59,149	1,090,715
	Schroders P.L.C. Non-Voting	28,874	473,140
*	SCi Entertainment Group P.L.C.	46,649	27,823
*	Scott Wilson Group P.L.C.	32,134	109,955
	Scottish & Southern Energy P.L.C.	82,771	2,180,139
*	SDL P.L.C.	36,955	245,256
	Senior P.L.C.	219,997	442,186
	Serco Group P.L.C.	75,740	592,533
	Severfield-Rowen P.L.C.	30,226	133,747
	Severn Trent P.L.C.	29,715	736,751
	Shanks Group P.L.C.	135,220	539,998
*	Shire, Ltd.	2,251	39,657
	Shire, Ltd. ADR	11,600	615,728
	Shore Capital Group P.L.C.	90,186	61,384
	SIG P.L.C.	88,188	869,083
	Signet Group P.L.C.	83,528	95,365
#	Signet Group P.L.C. Sponsored ADR	99,387	1,144,938
*	Skyepharma P.L.C.	205,737	15,044
*	SkyePharma P.L.C. Sponsored ADR	800	584
*	SMG P.L.C.	166,653	28,315
	Smith & Nephew P.L.C.	7,085	85,023
	Smith & Nephew P.L.C. Sponsored ADR	10,800	648,864
	Smiths Group P.L.C.	81,036	1,684,946
	Smiths News P.L.C.	55,518	81,266
*	Soco International P.L.C.	13,470	369,149
	Southern Cross Healthcare, Ltd.	31,784	87,846
	Spectris P.L.C.	56,020	845,834
	Speedy Hire P.L.C.	33,092	281,490
	Spirax-Sarco Engineering P.L.C.	34,758	700,740
	Spirent Communications P.L.C.	209,300	303,241
#	Spirent Communications P.L.C. Sponsored ADR	25,100	146,499
*	Sportech P.L.C.	44,156	66,089
*	Sports Direct International P.L.C.	87,285	119,784
	Spring Group P.L.C.	46,963	33,346
	SSL International P.L.C.	37,930	326,705
	St Ives Group P.L.C.	57,893	175,983
	ST Modwen Properties P.L.C.	62,355	343,518
	St. Jame’s Place P.L.C.	108,073	438,009
	Stagecoach Group P.L.C.	184,792	1,072,751
	Standard Chartered P.L.C.	236,236	6,388,695
	Standard Life P.L.C.	755,514	3,441,910
	Sthree P.L.C.	42,650	155,133
	T. Clarke P.L.C.	22,548	67,148
	Tate & Lyle P.L.C.	230,749	1,859,691
	Taylor Nelson Sofres P.L.C.	71,663	357,326
	TDG P.L.C.	26,462	118,921
	Ted Baker P.L.C.	10,277	66,486

	Telecom Plus P.L.C.	23,457	143,019
	Tesco P.L.C.	959,050	6,647,545
*	The 600 Group P.L.C.	28,563	13,642
	The Berkeley Group Holdings P.L.C.	49,406	762,465
	The Vitec Group P.L.C.	14,704	107,007
	The Weir Group P.L.C.	70,714	1,185,924
	Thomas Cook Group P.L.C.	307,383	1,280,006
	Thomson Reuters P.L.C.	8,535	238,420
#	Thomson Reuters P.L.C. ADR	706	118,700
	Thorntons P.L.C.	23,004	48,174
*	THUS Group P.L.C.	96,158	313,265
	Tomkins P.L.C.	14,460	39,062
#	Tomkins P.L.C. Sponsored ADR	137,034	1,499,152
	Topps Tiles P.L.C.	36,015	38,830
	Town Centre Securities P.L.C.	7,998	28,957
*	Trafficmaster P.L.C.	25,933	13,344
	Travis Perkins P.L.C.	71,434	869,938
	Tribal Group P.L.C.	22,052	56,274
	Trifast P.L.C.	29,862	26,003
	Trinity Mirror P.L.C.	171,290	334,620
	TT electronics P.L.C.	81,230	150,875
	TUI Travel P.L.C.	94,696	362,465
	Tullett Prebon P.L.C.	33,896	272,164
	Tullow Oil P.L.C.	66,069	990,294
*	UK Coal P.L.C.	72,515	570,085
	Ultra Electronics Holdings P.L.C.	13,344	335,331
	Umeco P.L.C.	28,338	244,853
	Unilever P.L.C.	17,957	481,645
	Unilever P.L.C. Sponsored ADR	120,000	3,218,400
	Uniq P.L.C.	17,006	27,707
	Unite Group P.L.C.	5,289	22,090
	United Business Media P.L.C.	90,250	975,425
*	United Utilities Group P.L.C.	28,567	371,700
*	United Utilities Group P.L.C. ADR	10,818	282,165
	UTV Media P.L.C.	20,540	53,087
*	Vanco P.L.C.	7,281	8,527
*	Vectura Group P.L.C.	128,176	125,400
	Vedanta Resources P.L.C.	23,089	762,352
	Venture Production P.L.C.	47,485	712,854
*	Vernalis P.L.C.	58,280	4,762
	Victrex P.L.C.	28,073	416,189
	Vislink P.L.C.	17,205	8,157
	Vodafone Group P.L.C.	806,505	2,061,063
	Vodafone Group P.L.C. Sponsered ADR	916,431	23,414,812
*	Volex Group P.L.C.	13,778	15,030
	Vp P.L.C.	11,576	52,624
	VT Group P.L.C.	62,326	699,646
	Wagon P.L.C.	17,912	1,182
	Warner Estate Holdings P.L.C.	1,966	3,759
	Waterman Group P.L.C.	13,772	28,493
*	Wellstream Holdings P.L.C.	17,103	388,653
	WH Smith P.LC.	76,911	537,489

	Whitbread P.L.C.	111,518	2,288,065
	White Young Green P.L.C.	19,281	85,002
	William Hill P.L.C.	58,185	299,316
	William Morrison Supermarkets P.L.C.	836,804	4,295,957
	Wilmington Group P.L.C.	33,624	123,350
	Wincanton P.L.C.	49,175	231,277
*	Wolfson Microelectronics P.L.C.	18,711	40,273
	Wolseley P.L.C.	31,322	252,726
#	Wolseley P.L.C. ADR	62,362	506,167
	Woolworths Group P.L.C.	691,502	91,303
	WPP Group P.L.C.	16,973	165,206
	WPP Group P.L.C. Sponsored ADR	49,747	2,427,156
	WSP Group P.L.C.	36,235	341,701
	Xaar P.L.C.	21,672	44,206
*	Xchanging P.L.C.	114,591	529,706
	XP Power, Ltd.	1,410	6,219
	Xstrata P.L.C.	69,019	3,848,037
	Yell Group P.L.C.	379,036	742,908
	Yule Catto & Co. P.L.C.	27,063	72,064
TOTAL COMMON STOCKS			474,146,622

RIGHTS/WARRANTS — (0.0%)
*	Helphire P.L.C. Rights 09/05/08	14,485	—
*	Salamander Energy P.L.C. Rights 08/08/08	8,107	—
TOTAL RIGHTS/WARRANTS			—
TOTAL — UNITED KINGDOM			474,146,622

Value †
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Peplin, Inc.	91,862	37,863

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (14.0%)
§ @	DFA Short Term Investmen Fund LP	$394,948	394,948,412

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $63,425,742 FHLMC 5.000%, maturites ranging from 12/01/35 to 03/01/38 & FNMA, rates ranging from 4.438%(r) to 7.000%, maturities ranging from 02/01/23 to 08/01/47, valued at$26,811,292) to be repurchased at $26,291,829	26,286	26,285,579
TOTAL SECURITIES LENDING COLLATERAL			421,233,991

TOTAL INVESTMENTS - (100.0%)
(Cost $3,422,324,343)##			$2,999,173,677

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.3%)
COMMON STOCKS — (4.3%)
#	ABB Grain, Ltd.	6,613	$46,603
	Adelaide Brighton, Ltd.	13,410	41,448
*	Aditya Birla Minerals, Ltd.	7,401	10,284
	AGL Energy, Ltd.	3,394	44,526
#	Alesco Corp., Ltd.	906	5,342
	Alumina, Ltd. Sponsored ADR	3,100	47,647
	Amcor, Ltd.	13,256	62,216
	Amcor, Ltd. Sponsored ADR	500	9,473
	AMP, Ltd.	7,291	43,165
	Ansell, Ltd.	5,260	55,396
#	APA Group	15,201	47,247
	APN News & Media, Ltd.	2,785	7,883
*	Aquila Resources, Ltd.	3,394	47,046
*	Arrow Energy NL	9,096	26,973
	Asciano Group	6,957	28,892
	ASX, Ltd.	1,768	53,045
*	Austar United Communications, Ltd.	32,793	33,041
*	Australasian Resources, Ltd.	31,503	36,330
	Australia & New Zealand Banking Group, Ltd.	22,508	316,949
	Australian Agricultural Co., Ltd.	14,975	40,287
#	Australian Infrastructure Fund	18,639	42,131
#	Australian Wealth Management, Ltd.	26,965	33,099
# *	Australian Worldwide Exploration, Ltd.	8,492	25,355
#	AWB, Ltd.	17,646	44,186
	AXA Asia Pacific Holdings, Ltd.	19,686	86,814
#	Babcock & Brown Infrastructure Group	67,889	31,471
	Babcock & Brown Wind Partners	25,572	29,265
	Babcock & Brown, Ltd.	635	1,325
#	Bank of Queensland, Ltd.	4,149	56,086
#	Beach Petroleum, Ltd.	40,587	39,779
#	Bendigo Bank, Ltd.	3,985	39,222
	BHP Billiton, Ltd.	1,925	67,610
#	BHP Billiton, Ltd. Sponsored ADR	2,300	162,173
#	Billabong International, Ltd.	4,735	51,818
	BlueScope Steel, Ltd.	11,252	88,475
*	Boart Longyear Group	24,822	41,521
#	Boral, Ltd.	23,526	129,254
#	Bradken, Ltd.	4,988	46,744
	Brambles, Ltd.	4,808	31,547
#	Brickworks, Ltd.	4,847	49,386
#	Cabcharge Australia, Ltd.	677	3,999

1

	Caltex Australia, Ltd.	7,158	76,565
	Campbell Brothers, Ltd.	285	8,558
#	Centennial Coal Co., Ltd.	10,960	53,383
	Challenger Financial Services Group, Ltd.	19,789	45,723
*	Coal of Africa, Ltd.	8,139	21,215
	Coca-Cola Amatil, Ltd.	6,433	46,986
	Cochlear, Ltd.	1,029	48,278
	Commonwealth Bank of Australia	11,248	404,806
	Computershare, Ltd.	1,605	12,368
	ConnectEast Group	51,577	36,042
	Crane Group, Ltd.	624	7,396
	Crown, Ltd.	6,093	47,627
	CSL, Ltd.	907	31,655
	CSR, Ltd.	46,523	105,572
	David Jones, Ltd.	17,521	64,902
	Downer EDI, Ltd.	9,093	57,527
#	DUET Group	3,853	9,831
# *	Eastern Star Gas, Ltd.	53,053	25,983
*	Emeco Holdings, Ltd.	38,194	32,601
*	Energy World Corp., Ltd.	36,310	29,548
#	Fairfax Media, Ltd.	25,673	61,734
	Felix Resources, Ltd.	791	13,559
	FKP Property Group	1,774	6,793
	Fleetwood Corp., Ltd.	4,779	37,555
	Flight Centre, Ltd.	2,455	39,967
*	Fortescue Metals Group, Ltd.	2,202	14,306
	Foster’s Group, Ltd.	15,106	72,098
#	Futuris Corp., Ltd.	37,570	44,302
	Goodman Fielder, Ltd.	35,281	44,486
# *	Graincorp, Ltd. Series A	2,800	21,026
#	GUD Holdings, Ltd.	5,363	30,631
#	Gunns, Ltd.	19,737	28,388
#	GWA International, Ltd.	1,948	4,731
	Harvey Norman Holdings, Ltd.	17,391	54,883
	Hastie Group, Ltd.	17,218	40,433
#	Healthscope, Ltd.	10,679	38,385
#	Hills Industries, Ltd.	12,662	46,004
#	Iluka Resources, Ltd.	3,221	12,279
	Incitec Pivot, Ltd.	135	18,366
	Insurance Australia Group, Ltd.	42,745	144,492
#	Kagara, Ltd.	9,117	24,258
*	Karoon Gas Australia, Ltd.	9,112	32,314
	Leighton Holdings, Ltd.	119	4,696
	Lend Lease Corp., Ltd.	9,511	78,183
*	Lihir Gold, Ltd.	43,292	87,780
# *	Linc Energy, Ltd.	11,929	35,563
	Lion Nathan, Ltd.	1,093	8,359
*	Lynas Corp., Ltd.	31,288	30,591
	MacArthur Coal, Ltd.	616	7,037
#	MacMahon Holdings, Ltd.	26,415	39,520
	Macquarie Airports	14,746	40,140
#	Macquarie Communications Infrastructure Group	8,745	22,319

2

#	Macquarie Group, Ltd.	3,501	129,823
	Macquarie Media Group, Ltd.	12,586	38,174
	Metcash, Ltd.	28,671	96,485
#	Minara Resources, Ltd.	11,796	15,580
*	Mirabela Nickel, Ltd.	6,370	27,200
	Mirvac, Ltd.	2,144	5,260
	Monadelphous Group, Ltd.	3,185	44,605
*	Mount Gibson Iron, Ltd.	3,385	6,928
# *	Murchison Metals, Ltd.	12,393	23,399
	National Australia Bank, Ltd.	19,249	399,419
	New Hope Corp., Ltd.	5,609	22,358
*	Newcrest Mining, Ltd.	2,510	58,861
*	Nexus Energy, Ltd.	23,896	28,230
#	Nufarm, Ltd.	3,436	48,587
	Oil Search, Ltd.	6,744	34,455
	Onesteel, Ltd.	19,045	111,274
	Orica, Ltd.	966	20,459
	Origin Energy, Ltd.	4,163	57,428
	OZ Minerals, Ltd.	37,959	56,513
#	Pacific Brands, Ltd.	17,153	32,565
*	Paladin Energy, Ltd.	7,001	34,540
*	PanAust, Ltd.	7,414	5,481
	Panoramic Resources, Ltd.	1,204	2,244
	Paperlinx, Ltd.	26,358	43,818
#	Perpetual Trustees Australia, Ltd.	884	33,760
#	Platinum Asset Mangement, Ltd.	5,135	15,753
*	Portman, Ltd.	806	12,867
#	Primary Health Care, Ltd.	12,955	58,073
#	Publishing and Broadcasting, Ltd.	12,011	33,367
	Qantas Airways, Ltd.	21,863	62,941
	QBE Insurance Group, Ltd.	7,183	146,088
	Ramsay Health Care, Ltd.	2,932	27,079
	Rio Tinto, Ltd.	183	19,841
*	Riversdale Mining, Ltd.	2,934	25,998
# *	Roc Oil Co., Ltd.	23,284	23,666
	Santos, Ltd.	2,341	40,046
#	Seven Network, Ltd.	6,540	43,761
#	Sigma Pharmaceuticals, Ltd.	38,852	43,128
*	Silex System, Ltd.	5,714	35,011
	Sims Group, Ltd.	752	22,044
# *	Sino Gold Mining, Ltd.	2,478	9,035
	Sonic Healthcare, Ltd.	5,100	62,928
	Spark Infrastructure Group	29,063	38,500
	Spotless Group, Ltd.	1,588	4,931
	St. George Bank, Ltd.	969	24,990
	Straits Resources, Ltd.	899	4,242
	Suncorp-Metway, Ltd.	13,129	127,469
	TABCORP Holdings, Ltd.	11,140	81,378
	Tatts Group, Ltd.	21,067	47,161
	Telstra Corp., Ltd.	9,597	35,625
	Telstra Corp., Ltd. ADR	600	11,239
#	Ten Network Holdings, Ltd.	4,676	6,742

3

	Toll Holdings, Ltd.	11,131	65,905
	Tower Australia Group, Ltd.	2,794	7,099
#	Transfield Services, Ltd.	6,963	50,053
*	Transpacific Industries Group, Ltd.	2,433	14,577
	Transurban Group	3,010	13,921
#	United Group, Ltd.	4,342	50,963
#	Virgin Blue Holdings, Ltd.	11,131	5,459
	Washington H. Soul Pattinson & Co., Ltd.	3,711	35,632
	Wesfarmers, Ltd.	1,946	51,020
#	West Australian Newspapers Holdings, Ltd.	5,038	39,138
# *	Western Areas NL	4,482	35,567
	Westpac Banking Corp.	689	13,770
	Westpac Banking Corp. Sponsored ADR	2,000	199,760
	Woodside Petroleum, Ltd.	931	50,007
	Woolworths, Ltd.	5,240	126,507
	WorleyParsons, Ltd.	1,522	47,911
TOTAL COMMON STOCKS			7,705,435

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Rights 06/30/10	4,058	345
*	Leighton Holdings, Ltd. Rights 09/11/08	8	81
TOTAL RIGHTS/WARRANTS			426
TOTAL — AUSTRALIA			7,705,861

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Andritz AG	686	42,070
# *	Austrian Airlines AG	6,299	55,239
#	Erste Group Bank AG	1,133	67,708
	EVN AG	257	6,762
	Flughafen Wien AG	75	6,083
*	Intercell AG	925	40,480
	Lenzing AG	10	4,592
	Mayr-Melnhof Karton AG	83	6,537
	Oesterreichische Elektrizitaetswirtschafts AG	554	41,772
	Oesterreichische Post AG	354	13,989
	OMV AG	3,579	229,294
	Raiffeisen International Bank-Holding AG	1,074	117,402
*	RHI AG	148	6,704
	Schoeller-Bleckmann Oilfield Equipment AG	365	30,321
	Telekom Austria AG	2,061	44,300
	Uniqa Versicherungen AG	576	16,662
	Voestalpine AG	2,510	135,869
	Wiener Staedtische Versicherung AG	837	52,076
#	Wienerberger AG	2,226	58,414
	Zumtobel AG	2,513	40,509
TOTAL COMMON STOCKS			1,016,783

RIGHTS/WARRANTS — (0.0%)
*	Austrian Airlines AG Rights 09/08/08	6,299	—
TOTAL — AUSTRIA			1,016,783

4

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Ackermans & Van Haaren	992	98,321
*	Agfa Gevaert NV	6,823	54,336
	Banque Nationale de Belgique	11	48,380
	Barco NV	698	32,594
	Bekaert SA	156	27,204
*	Belgacom SA	1,653	65,821
	Colruyt SA	109	29,718
	Compagnie d’Entreprises CFE	306	32,114
	Delhaize Group	68	4,387
#	Delhaize Group Sponsored ADR	800	51,304
#	Dexia SA	3,815	53,915
	Distrigaz	1	9,881
	D’Ieteren NV SA	24	6,038
	Elia System Operator SA NV	889	34,280
	Euronav SA	195	8,249
	Fortis	9,757	135,098
	InBev NV	1,129	78,265
	KBC Groep NV	1,500	142,512
	Mobistar SA	562	41,609
	Omega Pharma SA	958	48,487
	Sipef NV	9	5,282
	Solvay SA	1,144	140,066
*	Telenet Group Holding NV	2,121	48,310
	Tessenderlo Chemie NV	209	11,557
	UCB SA	1,185	46,339
	Umicore	1,509	66,126
TOTAL — BELGIUM			1,320,193

BRAZIL — (3.6%)
COMMON STOCKS — (1.7%)
	Acos Villares SA Avil	53,000	38,693
	AES Tiete SA (2440693)	3,400	33,896
	AES Tiete SA (2441038)	7,800	73,071
*	All America Latina Logistica SA	9,000	104,080
*	Anglo Ferrous Brazil SA	1,100	18,626
*	Anhanguera Educacional Participacoes SA	2,400	41,227
	Banco Bradesco SA	12,600	207,011
	Banco do Brasil SA	2,800	40,763
*	Centrais Eletricas Brasilerias SA (2308445)	4,000	61,448
*	Centrais Eletricas Brasilerias SA (2311120)	3,500	63,343
*	Cia de Gas de Sao Paulo	1,400	36,615
	Cia de Saneamento de Minas Gerais-Copasa	2,200	33,270
*	Cia Energetica de Minas Gerais	1,000	18,343
	Cia Energetica de Sao Paulo	4,800	76,918
	Companhia de Concessoes Radoviarias	1,800	32,930

5

#	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1,300	58,240
	Companhia Siderurgica Nacional SA Sponsored ADR	2,400	83,304
	Companhia Vale do Rio Doce ADR	10,400	276,120
*	Cosan SA Industria e Comercio	3,100	48,953
	CPFL Energia SA	1,800	37,546
*	Cyrela Brazil Realty SA	8,900	111,878
*	Diagnosticos Da America SA	1,600	36,447
	Empresa Brasileira de Aeronautica SA ADR	800	27,160
	Fertilizantes Fosfatados SA	800	46,135
	Gerdau SA	3,800	59,355
*	Global Village Telecom Holding SA	2,400	54,449
*	JBS SA	15,700	63,859
*	JHSF Participacoes SA	7,900	32,472
*	Light SA	3,500	49,172
*	LLX Logistica SA	1,100	2,301
	Lojas Renner SA	2,100	38,006
*	Lupatech SA	1,100	41,166
*	M Dias Branco SA	2,800	35,730
*	Medial Saude SA	3,600	27,055
*	Mmx Mineracao e Metalicos SA	1,100	10,791
	Natura Cosmeticos SA	3,500	40,755
	Perdigao SA ADR	2,600	130,962
	Petroleo Brasileiro SA ADR (71654V101)	5,700	244,929
	Petroleo Brasileiro SA ADR (71654V408)	4,300	226,782
*	Sao Martinho SA	3,200	51,043
	Souza Cruz SA	1,500	39,230
*	Tam SA	2,100	41,639
*	Telecomunicacoes de Sao Paulo SA	2,100	50,013
*	Totvs SA	1,200	41,941
	Tractebel Energia SA	2,700	33,377
	Usinas Siderurgicas de Minas Gerais SA	1,900	65,393
*	Vivo Participacoes SA	4,000	22,577
	Weg SA	6,900	75,773
TOTAL COMMON STOCKS			3,084,787

PREFERRED STOCKS — (1.9%)
	Aracruz Celulose SA Sponsored ADR	2,200	121,638
	Banco Bradesco SA Sponsored ADR	16,000	294,560
	Banco Itau Holding Financeira SA ADR	13,700	260,300
	Brasil Telecom Participacoes SA ADR	168	11,011
	Brasil Telecom SA ADR	164	5,105
#	Braskem SA Preferred A Sponsored ADR	1,600	23,376
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	2,400	100,008
	Companhia de Bebidas das Americas Preferred ADR	2,100	129,969
	Companhia de Transmissao de Energia Eletrica Paulista	1,400	39,544
	Companhia Energetica de Minas Gerais SA Sponsored ADR	3,700	79,846
	Companhia Paranaense de Energia-Copel Sponsored ADR	2,600	44,694
	Companhia Vale do Rio Doce Sponsored ADR	14,900	354,173
	Duratex SA	1,900	32,533
	Gerdau SA Sponsored ADR	13,300	248,843

6

	Klabin SA	11,000	33,810
	Lojas Americanas SA	5,600	35,490
#	Net Servicos de Comunicacao SA Preferred ADR	2,900	33,408
	Randon e Participacoes SA	4,000	32,638
	Sadia SA ADR	5,300	105,682
	Suzano Papel e Celullose SA	2,200	27,939
	Tele Norte Leste Participacoes SA ADR	5,000	116,100
#	Telecomunicacoes de Sao Paulo SA ADR	3,400	97,036
	Telemar Norte Leste SA	2,100	109,509
	Tim Participacoes SA ADR	200	4,500
	Ultrapar Participacoes SA Sponsored ADR	3,400	120,734
	Unibanco-Uniao de Bancos Brasileiros SA ADR	500	59,780
	Unibanco-Uniao de Bancos Brasileiros Units SA	47,600	563,899
	Usinas Siderurgicas de Minas Gerais SA Series A	7,000	245,644
	Vivo Participacoes SA ADR	9,100	47,593
	Votorantim Celulose e Papel SA Sponsored ADR	900	19,008
TOTAL PREFERRED STOCKS			3,398,370

RIGHTS/WARRANTS — (0.0%)
*	Totvs SA Rights 09/18/08	4	—
TOTAL — BRAZIL			6,483,157

CANADA — (6.3%)
COMMON STOCKS — (6.3%)
*	Absolute Software Corp.	500	6,263
	Addax Petroleum Corp.	900	34,388
	Aecon Group, Inc.	2,400	37,860
	AGF Management, Ltd. Class B	1,820	41,943
	Agnico Eagle Mines, Ltd.	800	45,922
	Agrium, Inc.	800	67,666
	Alimentation Couche-Taro, Inc. Class B	4,500	55,095
*	Anvil Mining, Ltd.	600	4,097
	Astral Media, Inc. Class A	1,100	34,436
	Atco, Ltd. Class 1	200	9,135
*	ATS Automation Tooling System, Inc.	7,200	58,926
*	Baffinland Iron Mines Corp.	9,400	13,988
	Bank of Montreal	5,400	236,638
#	Bank of Nova Scotia	7,400	341,844
	Barrick Gold Corp.	6,500	226,196
	Biovail Corp.	2,700	29,497
*	Birchcliff Energy, Ltd.	3,400	40,891
	Bombardier, Inc. Class B	7,900	61,382
*	Bow Valley Energy, Ltd.	6,800	28,755
*	Breaker Energy, Ltd.	100	996
	Brookfield Asset Management, Inc. Series A	200	6,206
	CAE, Inc.	1,700	17,932
	Calfrac Well Services, Ltd.	1,100	26,438
	Cameco Corp.	1,300	39,105
	Canaccord Capital, Inc.	4,900	42,456
	Canada Bread Co., Ltd.	500	28,254

7

*	Canadian Hydro Developers, Inc.	8,700	38,264
	Canadian Imperial Bank of Commerce	5,900	356,567
	Canadian National Railway Co.	4,800	251,844
	Canadian National Resources, Ltd.	1,900	162,193
	Canadian Pacific Railway, Ltd.	3,200	195,231
*	Canadian Superior Energy, Inc.	5,300	20,316
	Canadian Tire Corp. Class A	800	40,663
	Canadian Utilities, Ltd. Class A	1,200	48,710
	Canadian Western Bank	2,100	47,269
	Canam Group, Inc. Class A	3,600	31,735
*	Canfor Corp.	900	9,205
*	Cardiome Pharma Corp.	100	882
# *	Catalyst Paper Corp.	31,100	35,441
	CCL Industries, Inc. Class B	1,500	49,656
*	Celestica, Inc.	9,900	83,821
*	Celtic Exploration, Ltd.	1,400	20,899
*	CGI Group, Inc.	5,900	64,401
	Cogeco Cable, Inc.	200	8,288
*	Compton Petroleum Corp.	800	6,811
# *	Connacher Oil & Gas, Ltd.	2,000	7,723
	Corus Entertainment, Inc. Class B	700	12,875
# *	Crew Energy, Inc.	300	4,238
# *	Denison Mines Corp.	3,000	16,981
*	Domtar Corp.	1,600	9,147
	Dorel Industries, Inc. Class B	300	9,547
	DundeeWealth, Inc.	500	7,063
*	Eastern Platinum, Ltd.	11,900	17,596
*	Eldorado Gold Corp.	6,700	53,257
	Emera, Inc.	1,800	39,940
	Empire Co., Ltd. Class A	1,300	57,140
	Enbridge, Inc.	2,000	83,876
	EnCana Corp.	2,400	180,396
	Ensign Energy Services, Inc.	2,800	63,051
*	Equinox Minerals, Ltd.	12,600	47,467
*	Euro Goldfields, Ltd.	1,300	5,191
*	Fairborne Energy, Ltd.	2,400	30,695
	Fairfax Financial Holdings, Inc.	500	109,719
*	First Calgary Petroleums, Ltd. Class A	10,500	24,920
	First Quantum Minerals, Ltd.	600	38,708
*	Flint Energy Services, Ltd.	300	4,956
*	FNX Mining Co., Inc.	1,200	17,517
	Fortis, Inc.	2,100	51,580
	Forzani Group, Ltd. Class A	2,800	36,918
*	Galleon Energy, Inc. Class A	2,100	27,966
*	Garda World Security Corp. Class A	1,800	21,563
	George Weston, Ltd.	1,200	53,264
	Gerdau Ameristeel Corp.	5,600	79,111
*	Gildan Activewear, Inc.	900	21,123
# *	Gold Eagle Mines, Ltd.	2,300	26,102
	Goldcorp, Inc.	5,100	173,490
# *	Golden Star Resources, Ltd.	2,300	3,444
*	Grande Cache Coal Corp.	1,000	4,935

8

*	Great Basin Gold, Ltd.	4,000	10,322
*	Great Canadian Gaming Corp.	4,100	33,053
	Great West Lifeco, Inc.	1,900	57,440
	Harry Winston Diamond Corp.	2,800	54,850
*	High River Gold Mines, Ltd.	25,000	16,246
*	Highpine Oil & Gas, Ltd.	600	7,685
	Home Capital Group, Inc.	1,200	39,047
*	HudBay Minerals, Inc.	1,700	17,195
	Husky Energy, Inc.	900	39,787
	IAMGOLD Corp.	9,900	65,267
#	IGM Financial, Inc.	1,800	75,251
	Imperial Oil, Ltd.	1,000	51,432
	Industrial Alliance Insurance & Financial Services, Inc.	2,700	93,958
	ING Canada, Inc.	400	15,069
	Inmet Mining Corp.	1,300	78,296
*	Iteration Energy, Ltd.	3,200	18,866
*	Ivanhoe Energy, Inc.	500	1,116
*	Ivanhoe Mines, Ltd.	1,400	15,756
	Jean Coutu Group PJC, Inc. Class A	5,800	46,157
	Kingsway Financial Services, Inc.	5,000	44,264
	Kinross Gold Corp.	3,700	60,981
	Laurentian Bank of Canada	900	34,074
	Leon’s Furniture, Ltd.	900	10,129
	Linamar Corp.	400	4,449
	Loblaw Companies, Ltd.	2,000	57,054
*	Lundin Mining Corp.	5,300	25,357
*	MacDonald Dettweiler & Associates, Ltd.	200	5,623
	Magna International, Inc. Class A	2,000	114,862
*	Major Drilling Group International, Inc.	800	32,398
	Manitoba Telecom Services, Inc.	200	7,855
	Manulife Financial Corp.	10,800	387,632
	Maple Leaf Foods, Inc.	4,300	35,435
*	Martinrea International, Inc.	6,100	41,938
*	MDS, Inc.	2,300	35,243
	Methanex Corp.	2,300	58,442
	Metro, Inc. Class A	2,500	69,458
	National Bank of Canada	3,400	160,170
	Nexen, Inc.	3,100	97,163
	Niko Resources, Ltd.	900	65,351
	Norbord, Inc.	8,900	39,395
*	Nortel Networks Corp.	600	3,628
	Northbridge Financial Corp.	1,400	37,710
*	Northgate Minerals Corp.	2,500	3,885
	Nova Chemicals Corp.	1,400	40,610
*	Nuvista Energy, Ltd.	2,500	35,317
*	Oilexco, Inc.	1,900	26,931
	Onex Corp.	2,900	77,976
# *	Open Text Corp.	1,700	60,440
*	OPTI Canada, Inc.	6,000	108,778
*	Pan Amer Silver Corp.	1,300	34,894
*	Paramount Resources, Ltd. Class A	300	4,345
	Pason Systems, Inc.	2,400	34,990

9

# *	Petrobank Energy & Resources, Ltd.	1,200	53,004
	Petro-Canada	5,300	234,352
	Potash Corp. of Saskatchewan, Inc.	700	121,805
#	Power Corp. of Canada, Ltd.	7,500	232,247
#	Power Financial Corp.	3,200	104,366
*	ProEx Energy, Ltd.	900	17,207
*	Quadra Mining, Ltd.	2,400	38,312
	Quebecor, Inc. Class B	400	10,672
#	Reitmans Canada, Ltd.	400	6,159
*	Research In Motion, Ltd.	1,200	146,208
	Richelieu Hardware, Ltd.	100	1,799
	Ritchie Brothers Auctioneers, Inc.	200	5,331
	Rogers Communications, Inc. Class B	1,400	50,737
*	RONA, Inc.	900	11,443
	Rothmans, Inc.	1,800	50,518
	Royal Bank of Canada	9,705	445,582
#	Russel Metals, Inc.	1,900	54,953
	Saputo, Inc.	1,300	33,743
*	Saskatchewan Wheat Pool, Inc.	7,300	84,220
	Savanna Energy Services Corp.	500	9,446
	Shaw Communictions, Inc. Class B	2,200	47,448
	ShawCor, Ltd.	1,100	30,551
	Sherritt International Corp.	9,400	84,545
	Shoppers Drug Mart Corp.	1,700	88,698
*	Shore Gold, Inc.	1,800	2,526
*	Silver Standard Resources, Inc.	1,700	43,180
*	Silver Wheaton Corp.	1,800	20,851
*	Sino-Forest Corp.	3,800	71,577
	SNC-Lavalin Group, Inc.	400	19,966
*	Stantec, Inc.	900	26,022
#	Sun Life Financial, Inc.	5,000	192,833
	Suncor Energy, Inc.	1,700	97,344
	Talisman Energy, Inc.	14,500	256,324
*	Taseko Mines, Ltd.	5,400	16,427
	Teck Cominco Class B	6,300	263,202
	Telus Corp.	300	12,050
*	Tesco Corp.	200	6,794
#	The Thomson Corp.	2,900	97,641
*	Thompson Creek Metals Company, Inc.	2,100	32,930
	Tim Hortons, Inc.	200	6,318
# *	Timminco, Ltd.	300	4,210
	TMX Group, Inc.	1,400	45,660
	Toromont Industries, Ltd.	1,800	55,095
	Toronto Dominion Bank	8,300	485,665
#	Torstar Corp. Class B	500	7,205
	Transalta Corp.	600	20,993
	TransCanada Corp.	5,300	201,009
	Transcontinental, Inc. Class A	3,300	51,281
	Trican Well Service, Ltd.	2,700	54,519
# *	Uranium One, Inc.	13,000	55,707
# *	Uranium Participation Corp.	4,200	34,176
*	UTS Energy Corp.	9,400	36,297

10

West Fraser Timber Co., Ltd.	1,200	44,302
Yamana Gold, Inc.	6,100	66,239
TOTAL — CANADA		11,235,263

CHILE — (0.2%)
COMMON STOCKS — (0.2%)
Banco de Chile Series F ADR	200	8,768
Banco de Credito e Inversiones SA Series A	930	26,481
Banco Santander Chile SA ADR	200	8,802
Compania Cervecerias Unidas SA ADR	1,400	48,426
Compania General de Electricidad SA	4,633	27,017
Compania Telecomunicaciones de Chile SA Sponsored ADR	7,800	43,290
Distribucion y Servicio D&S SA ADR	300	6,825
Empresa Nacional de Electricidad SA Sponsored ADR	400	18,200
Empresa Nacional de Telecomunicaciones SA	3,101	40,520
Empresas CMPC SA	1,217	37,026
Enersis SA Sponsored ADR	3,500	59,990
Lan Airlines SA Sponsored ADR	1,200	14,076
Masisa SA	208,357	33,930
Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	15,328
Vina de Concha y Toro SA Sponsored ADR	400	15,930
TOTAL — CHILE		404,609

CHINA — (1.9%)
COMMON STOCKS — (1.9%)
Aluminum Corp. of China, Ltd. ADR	3,200	70,720
AMVIG Holdings, Ltd.	38,000	34,010
Angang Steel Co., Ltd.	26,000	35,193
* Anhui Conch Cement Co., Ltd.	6,000	31,019
Bank of China, Ltd.	205,000	88,119
Bank of Communications Co., Ltd.	35,000	40,132
Beijing Capital International Airport Co., Ltd.	54,000	42,479
Beijing Enterprises Holdings, Ltd.	15,500	57,535
Byd Co., Ltd.	30,000	34,406
Chaoda Modern Agriculture	62,000	65,843
China Construction Bank Corp.	139,000	112,657
China COSCO Holdings Co., Ltd.	3,000	5,691
# China Everbright, Ltd.	24,000	43,089
China Foods, Ltd.	50,000	19,810
China Green (Holdings), Ltd.	36,000	31,853
# China Infrastructure Machinery Holdings, Ltd.	42,000	36,458
China Insurance International Holdings Co., Ltd.	21,000	43,476
# China Life Insurance Co., Ltd. ADR	1,500	85,950
China Mengniu Dairy Co., Ltd.	9,000	27,163
China Merchants Holdings (International) Co., Ltd.	14,000	51,612
China Mobile, Ltd. Sponsored ADR	2,800	158,816
China National Building Material Co., Ltd.	18,000	27,789
China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	400	19,108
China Petroleum and Chemical Corp. (Sinopec) ADR	900	87,561
China Resources Enterprise, Ltd.	20,000	54,124

11

	China Resources Power Holdings Co., Ltd.	6,000	14,749
	China Shenhua Energy Co., Ltd.	10,000	34,148
	China Shipping Container Lines Co., Ltd.	75,000	18,309
	China Shipping Development Co., Ltd.	2,000	4,726
*	China Southern Airlines Co., Ltd. ADR	1,900	30,115
#	China Telecom Corp., Ltd. ADR	300	15,309
	China Travel International Investment Hong Kong, Ltd.	218,000	47,553
	China Unicom, Ltd. ADR	5,600	88,928
	China Yurun Food Group, Ltd.	26,000	44,364
	Citic Pacific, Ltd.	25,000	86,732
*	CITIC Resources Holdings, Ltd.	88,000	20,934
	CNOOC, Ltd. ADR	700	109,032
	CNPC (Hong Kong), Ltd.	60,000	23,001
	COSCO Pacific, Ltd.	62,000	94,308
	Dalian Port (PDA) Co., Ltd.	40,000	21,876
	Datang International Power Generation Co., Ltd.	10,000	6,581
	Denway Motors, Ltd.	174,000	61,992
	Dongfeng Motor Corp.	164,000	69,249
	FU JI Food & Catering Services	27,000	30,883
	Global Bio-Chem Technology Group Co., Ltd.	96,000	36,457
	GOME Electrical Appliances Holdings, Ltd.	195,000	80,071
#	Guangshen Railway Co., Ltd. Sponsored ADR	1,600	35,840
	Guangzhou R&F Properties Co., Ltd.	2,800	4,845
	Harbin Power Equipment Co., Ltd.	16,000	19,712
	Hengan International Group Co., Ltd.	12,000	40,142
	HKC (Holdings), Ltd.	242,000	40,636
	Hopson Development Holdings, Ltd.	4,000	3,965
	Huaneng Power International, Inc. ADR	300	9,000
#	Hunan Non-Ferrous Metal Corp., Ltd.	86,000	14,524
	Industrial and Commercial Bank of China (Asia), Ltd.	169,000	115,717
	Jiangsu Express Co., Ltd.	50,000	38,286
	Jiangxi Copper Co., Ltd.	12,000	19,045
	Lenovo Group, Ltd.	14,000	9,507
	Li Ning Co., Ltd.	17,000	42,231
	Maanshan Iron and Steel Co., Ltd.	48,000	21,480
	Nine Dragons Paper Holdings, Ltd.	39,000	23,879
	PetroChina Co., Ltd. ADR	700	90,440
	PICC Property and Casualty Co., Ltd.	102,000	57,590
	Ping An Insurance (Group) Co. of China, Ltd.	4,000	29,189
*	Semiconductor Manufacturing International Corp.	673,000	31,425
*	Shanghai Electric Group Co., Ltd.	152,000	62,580
	Shanghai Industrial Holdings, Ltd.	20,000	53,981
	Shenzhen International Holdings, Ltd.	230,000	18,125
	Shenzhen Investment, Ltd.	102,000	27,107
	Shimao Property Holdings, Ltd.	37,500	41,975
	Shougang Concord International Enterprises Co., Ltd.	120,000	28,429
	Sinofert Holdings, Ltd.	52,000	33,799
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,200	37,560
	Sinotrans, Ltd.	93,000	21,007
	TPV Technology, Ltd.	40,000	19,375
	Travelsky Technology, Ltd.	55,000	33,407
	Weichai Power Co., Ltd.	8,000	36,524

12

	Xinao Gas Holdings, Ltd.	24,000	38,074
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	1,000	17,300
	Zhejiang Expressway Co., Ltd.	8,000	5,338
	Zijin Mining Group Co., Ltd.	46,000	31,118
TOTAL — CHINA			3,397,082

CZECH REPUBLIC — (0.3%)
COMMON STOCKS — (0.3%)
	CEZ A.S.	5,000	376,075
	Komercni Banka A.S.	162	35,668
	Telefonica 02 Czech Republic A.S.	5,000	154,411
	Unipetrol A.S.	500	6,074
TOTAL — CZECH REPUBLIC			572,228

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	A P Moller - Maersk A.S.	15	167,816
	Aktieselskabet Roskilde Bank A.S.	787	155
	Alk-Abello A.S.	160	19,819
*	Alm. Brand A.S.	850	26,533
	Auriga Industries A.S. Series B	200	7,524
#	Bang & Olufsen Holding A.S. Series B	363	16,529
	Carlsberg A.S. Series B	550	48,825
#	Coloplast A.S.	382	27,349
	D/S Norden A.S.	418	39,494
	Dampskibsselskabet Torm A.S. ADR	1,400	48,300
#	Danisco A.S.	1,570	105,411
	Danske Bank A.S.	4,695	132,116
	De Sammenslut Vogmaend	700	13,528
	DFDS A.S.	210	22,254
	East Asiatic Co., Ltd. A.S.	100	6,049
	FLSmidth & Co. A.S.	100	8,018
*	Genmab A.S.	650	41,952
# *	GN Great Nordic A.S.	9,500	53,069
*	Greentech Energy Systems A.S.	1,150	15,248
	H. Lundbeck A.S.	300	6,969
*	Jeudan A.S.	220	23,109
*	Jyske Bank A.S.	1,781	99,728
# *	NeuroSearch A.S.	734	38,871
	NKT Holding A.S.	738	41,876
	Novo-Nordisk A.S. Sponsored ADR	600	33,336
#	Novozymes A.S. Series B	400	40,169
	Ringkjoebing Landbobank Aktieselskab	50	6,070
	Rockwool International A.S.	170	16,478
	Royal Unibrew A.S.	200	17,272
	Schouw & Co.	150	4,995
	SimCorp A.S.	230	33,836
*	Solar Holdings A.S. Series B	200	14,963
	Spar Nord Bank A.S.	400	5,938
	Sydbank A.S.	2,331	75,951

13

*	Topdanmark A.S.	328	48,377
	Trygvesta A.S.	558	37,887
*	Vestas Wind Systems A.S.	575	78,024
TOTAL — DENMARK			1,423,838

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
*	Ahlstrom Oyj	1,611	34,261
#	Alma Media	3,037	40,072
#	Amer Sports Oyj Series A	3,157	42,511
	Cargotec Oyj Series B	1,990	61,007
	Elisa Oyj	5,733	122,295
	Fiskars Oyj Abp Series A	927	13,834
	Fortum Oyj	1,528	62,718
#	Huhtamaki Oyj	1,135	11,429
	KCI Konecranes Oyj	626	20,662
#	Kemira Oyj	3,744	46,794
	Kesko Oyj	619	19,068
	Kone Oyj Series B	2,093	64,824
	Lassila & Tikanoja Oyj	1,395	31,588
	Metso Corp. Oyj	2,728	106,025
	Metso Corp. Sponsored ADR	200	7,859
#	M-Real Oyj Series B	17,167	31,120
	Neste Oil Oyj	1,665	39,702
	Nokia Oyj	1,780	44,567
	Nokia Oyj Sponsored ADR	6,100	153,537
	Nokian Renkaat Oyj	1,532	54,559
	Oriola-KD Oyj Class B	7,702	27,070
	Orion Oyj Series A	1,938	36,486
	Orion Oyj Series B	2,962	55,752
	Outokumpu Oyj Series A	1,633	39,103
*	Outotec Oyj	724	32,890
	Pohjola Bank P.L.C.	5,543	89,458
	Poyry Oyj	1,008	24,461
	Ramirent Oyj	4,151	28,855
	Rautaruukki Oyj Series K	3,572	121,158
*	Ruukki Group Oyj	4,158	11,543
	Sampo Oyj	10,322	259,675
#	SanomaWSOY Oyj	2,408	47,788
	Stockmann Oyj Abp Series A	937	27,626
#	Stockmann Oyj Abp Series B	1,166	32,870
#	Stora Enso Oyj Series R	2,783	27,884
	Stora Enso Oyj Sponsored ADR	1,800	18,179
	TietoEnator Oyj	636	12,487
	UPM-Kymmene Oyj	4,593	78,474
#	UPM-Kymmene Oyj Sponsored ADR	1,300	22,393
#	Uponor Oyj Series A	298	4,097
	Vaisala Oyj Series A	193	7,866
	Wartsila Corp. Oyj Series B	2,170	124,622
	YIT Oyj	4,808	74,789
TOTAL — FINLAND			2,213,958

14

FRANCE — (5.7%)
COMMON STOCKS — (5.7%)
	Accor SA	1,439	95,163
	Aeroports de Paris	408	35,559
	Air France-KLM	4,683	112,668
	Air Liquide SA	494	60,001
*	Alcatel-Lucent SA	11,041	67,123
*	Alcatel-Lucent SA Sponsored ADR	1,200	7,416
	Alstom SA	419	42,563
*	Altran Technologies SA	5,386	47,049
	April Group SA	389	21,401
	Arkema	2,013	97,099
	Atos Origin SA	2,229	119,793
	AXA SA Sponsored ADR	15,700	500,987
	Beneteau SA	1,734	29,418
	bioMerieux	96	10,443
	BNP Paribas SA	9,649	865,565
	Bonduelle SCA	117	11,122
	Bongrain SA	70	5,640
#	Bourbon SA	964	54,922
	Bouygues SA	1,638	98,724
	Capgemini SA	3,159	186,509
	Carbone Lorraine SA	666	37,918
	Carrefour SA	2,253	119,093
	Casino Guichard Perrachon SA	1,156	113,281
	Cie Generale D’Optique Essilor Intenational SA	841	44,739
	Ciments Francais SA	449	61,883
	Clarins SA	321	26,089
*	Club Mediterranee SA	118	5,323
	CNP Assurances	238	28,568
	Compagnie de Saint-Gobain	4,767	291,244
*	Compagnie Generale de Geophysique-Veritas SA	173	7,103
# *	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	2,700	110,970
	Compagnie Generale des Establissements Michelin Series B	1,824	118,232
	Credit Agricole SA	10,638	225,533
	Dassault Systemes SA ADR	614	37,239
	Delachaux SA	91	9,136
	Derichebourg	4,624	32,640
	Dior (Christian) SA	339	36,062
	EDF Energies Nouvelles SA	570	37,459
	Electricite de France	809	69,189
	Eramet SA	34	18,617
	Esso Ste Anonyme Francaise	191	38,338
	Establissements Maurel et Prom	2,493	51,532
#	Euler Hermes SA	470	37,615
#	European Aeronautic Defence & Space Co.	5,779	129,371
	Eutelsat Communications	1,643	45,546
	Fimalac SA	175	13,672
	France Telecom SA	329	9,701

15

	France Telecom SA Sponsored ADR	12,200	358,924
	Gdf Suez	2,012	115,825
	Groupe Danone	1,418	98,844
	Groupe Danone Sponsored ADR	600	8,408
#	Groupe Steria SCA	190	5,105
	Guyenne et Gascogne SA	345	41,154
	Havas SA	2,864	11,102
#	Hermes International SA	348	49,421
	Imerys SA	1,360	87,101
	Ingenico SA	1,155	33,750
	Ipsen SA	228	12,350
	Ipsos SA	1,370	46,061
	JC Decaux SA	2,030	44,956
	Lafarge SA	2,109	254,426
	Lafarge SA Sponsored ADR	1,300	39,532
	Lagardere S.C.A.	3,163	176,564
	Legrand SA	2,123	54,276
	Lisi SA	445	35,881
	L’Oreal SA	515	51,119
	LVMH (Louis Vuitton Moet Hennessy)	544	57,772
	M6 Metropole Television	1,166	25,964
	Manitou BF SA	1,091	29,419
#	Natixis	3,101	26,050
	Neopost SA	234	24,396
	Nexans SA	902	113,662
	Nexity	243	5,618
*	Orpea	739	42,878
#	PagesJaunes SA	3,323	47,538
	Pernod-Ricard SA	1,480	138,350
	Peugeot SA	2,453	116,546
	Pierre & Vacances	400	35,215
	PPR SA	1,351	157,106
	Publicis Groupe	1,795	60,162
	Publicis Groupe ADR	400	13,504
	Rallye SA	742	33,704
*	Remy Cointreau SA	1,062	55,968
	Renault SA	2,990	249,675
#	Rexel SA	2,964	44,840
	Rhodia SA	455	8,847
	Rubis SA	445	35,549
	Safran SA	5,035	89,481
	Sanofi - Aventis ADR	4,800	170,160
	Schneider Electric SA	3,620	363,878
	SCOR SE	6,910	159,196
	SEB SA	882	47,862
	Sechilienne SA	501	36,671
	Societe BIC SA	999	60,272
	Societe Generale Paris	4,326	417,297
	Societe Television Francaise 1	4,158	72,244
	Sodexho Alliance SA	297	20,041
*	Soitec SA	6,005	44,064
	Somfy SA	78	17,712

16

	Sperian Protection	42	5,057
	Technip SA	1,194	97,991
	Technip SA ADR	400	33,067
	Teleperformance SA	1,493	53,321
	Thales SA	865	48,751
*	Thomson	1,190	5,520
	Total SA	306	21,982
	Total SA Sponsored ADR	6,000	431,280
*	UbiSoft Entertainment SA	507	47,293
	Valeo SA	658	23,462
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	230	63,984
	Veolia Environnement SA ADR	700	37,695
	Vilmorin et Cie SA	27	4,113
	Vinci SA	2,908	165,132
	Vivendi SA	9,601	370,916
#	Wendel	864	95,262
#	Zodiac SA	1,607	80,581
TOTAL — FRANCE			10,157,105

GERMANY — (5.6%)
COMMON STOCKS — (5.6%)
	Aareal Bank AG	2,037	48,834
	Adidas-Salomon AG	1,449	84,828
	Aixtron AG	4,185	43,747
	Allianz SE	4,006	667,823
	Allianz SE Sponsored ADR	10,100	168,468
	Altana AG	2,907	46,331
	AMB Generali Holding AG	74	12,492
*	Arcandor AG	1,140	9,074
	BASF AG	4,394	253,572
	BASF AG Sponsored ADR	1,000	57,992
	Bauer AG	386	32,409
	Bayer AG	1,469	115,948
	Bayer AG Sponsored ADR	200	15,883
	Bayerische Motoren Werke AG	6,734	275,490
	Bechtle AG	1,422	42,527
	Beiersdorf AG	657	38,246
	Bilfinger Berger AG	1,621	113,773
*	Carl Zeiss Meditec AG	1,128	18,833
	Celesio AG	1,247	47,939
	Comdirect Bank AG	3,278	33,797
	Commerzbank AG	12,617	370,681
#	Continental AG	1,767	191,562
	Daimler AG	6,417	374,050
	Daimler AG Sponsored ADR	600	35,028
*	Demag Cranes AG	742	40,232
	Deutsche Bank AG	3,806	323,231
	Deutsche Bank AG ADR	800	67,896
	Deutsche Boerse AG	659	61,769
	Deutsche Lufthansa AG	5,416	116,300

17

	Deutsche Post AG	13,402	313,875
	Deutsche Postbank AG	1,008	65,710
	Deutsche Telekom AG	23,984	395,020
	Deutsche Telekom AG Sponsored ADR	8,700	143,289
#	Deutz AG	3,505	21,755
	Douglas Holding AG	1,469	65,123
	DVB Bank AG	1,170	45,856
	E.ON AG	8,663	505,028
	E.ON AG Sponsored ADR	3,600	210,839
	Epcos AG	2,593	66,898
	Epcos AG Sponsored ADR	300	7,813
	Fielmann AG	537	40,895
	Fraport AG	1,486	95,573
*	Freenet AG	1,275	18,583
	Fresenius Medical Care AG & Co. ADR	400	21,412
	GEA Group AG	3,348	105,193
	GFK AG	115	4,158
	Gildemeister AG	1,275	30,512
	Hannover Rueckversicherung AG	1,691	71,730
#	Heidelberger Druckmaschinen AG	2,217	45,192
	Heidelberger Zement AG	533	59,684
	Henkel KGAA	1,241	43,364
	Hochtief AG	1,646	138,554
#	Hypo Real Estate Holding AG	4,782	115,121
	Indus Holding AG	1,129	31,032
*	Infineon Technologies AG	19,947	170,327
*	Infineon Technologies AG ADR	3,900	33,189
	IVG Immobilien AG	3,194	58,860
	K&S AG	276	33,310
	Kloeckner & Co. SE	1,415	55,854
	Kontron AG	2,876	36,646
	Krones AG	457	33,435
	Kuka AG	1,075	24,918
	KWS Saat AG	33	5,725
	Lanxess AG	2,861	109,718
	Leoni AG	1,166	51,799
	Linde AG	2,109	264,631
	MAN AG	1,438	140,419
	Merck KGAA	949	108,533
	Metro AG	429	23,850
#	MLP AG	2,298	46,515
*	Morphosys AG	467	34,038
	MTU Aero Engines Holding AG	1,232	42,719
	Munchener Rueckversicherungs-Gesellschaft AG	2,007	311,601
	MVV Energie AG	116	5,519
	Norddeutsche Affinerie AG	1,067	49,168
*	Nordex AG	351	12,713
	Pfeiffer Vacuum Technology AG	447	39,221
#	Pfleiderer AG	3,051	45,774
	Praktiker Bau- Und Heimwerkermaerkte AG	2,126	31,771
*	Premiere AG	2,217	40,742
	Puma AG Rudolf Dassler Sport	55	17,299

18

*	Q-Cells AG	87	8,763
*	QIAGEN NV	3,482	73,643
	Rheinmetall AG	794	50,496
	Rhoen-Klinikum AG	2,340	78,157
	RWE AG (Neu) Series A	753	81,096
	Salzgitter AG	513	78,556
	SAP AG Sponsored ADR	1,400	78,512
*	SGL Carbon AG	460	27,607
	Siemens AG Sponsored ADR	2,500	272,000
*	Singulus Technologies AG	3,514	34,795
	Software AG	275	20,281
*	Solarworld AG	921	47,316
	Stada Arzneimittel AG	577	31,549
#	Suedzucker AG	2,774	47,020
	Symrise AG	2,385	41,296
	Takkt AG	897	15,077
	ThyssenKrupp AG	5,704	283,995
#	TUI AG	7,595	150,936
	United Internet AG	2,233	32,431
*	Versatel AG	222	5,177
#	Volkswagen AG	927	276,833
	Vossloh AG	288	37,374
	Wacker Chemie AG	205	37,490
#	Wacker Construction Equipment AG	3,050	30,812
	Wincor Nixdorf AG	711	52,063
TOTAL — GERMANY			10,092,533

GREECE — (0.8%)
COMMON STOCKS — (0.8%)
	Agricultural Bank of Greece S.A.	12,936	44,871
	Alapis Holdings Industrial & Commercial S.A.	21,719	54,186
	Alpha Bank A.E.	7,152	181,989
	Anek Lines S.A.	15,471	42,519
	Bank of Greece	908	83,482
	Coca-Cola Hellenic Bottling Co. S.A.	126	3,103
	Coca-Cola Hellenic Bottling Co. S.A. ADR	200	4,972
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	7,552	37,464
	EFG Eurobank Ergasias S.A.	2,397	48,219
	Ellaktor S.A.	1,363	13,368
*	Emporiki Bank of Greece S.A.	221	4,296
	GEK Group of Cos S.A.	2,300	23,098
	Greek Postal Savings Bank	2,973	39,920
	Hellenic Exchanges S.A.	2,561	30,227
	Hellenic Petroleum S.A.	6,865	86,256
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	5,500	58,520
	Iaso S.A.	3,671	37,101
	Metka S.A.	2,003	37,190
	Michaniki S.A.	7,913	35,151
	Minoan Lines S.A.	2,440	15,001
	Motor Oil (Hellas) Corinth Refineries S.A.	1,840	34,940

19

	Mytilineos Holdings S.A.	725	8,339
	National Bank of Greece S.A.	1,054	46,461
	National Bank of Greece S.A. ADR	13,500	118,935
	OPAP S.A.	1,796	62,896
	Piraeus Bank S.A.	3,083	83,096
	Proton Bank S.A.	2,550	24,226
	Public Power Corp.	2,031	51,184
	Teletypos S.A. Mega Channel	636	5,939
	Titan Cement Co. S.A.	971	35,959
	Viohalco S.A.	988	8,089
TOTAL — GREECE			1,360,997

HONG KONG — (1.8%)
COMMON STOCKS — (1.8%)
	Allied Properties, Ltd.	150,000	24,467
*	Associated International Hotels	20,000	43,763
	Bank of East Asia, Ltd.	9,600	37,948
	Belle International Holdings, Ltd.	40,000	40,169
	Boc Hong Kong Holdings Ltd	18,500	41,140
	C C Land Holdings, Ltd.	57,000	24,038
	Cathay Pacific Airways, Ltd.	24,000	44,505
	Cheung Kong Holdings, Ltd.	13,000	184,781
	Cheung Kong Infrastructure Holdings, Ltd.	2,000	8,674
*	China Grand Forestry Green Resources Group, Ltd.	444,000	35,511
	CLP Holdings, Ltd.	7,000	56,787
	Dah Sing Banking Group, Ltd.	26,000	36,393
	Dah Sing Financial Holdings, Ltd.	6,400	39,216
	Esprit Holdings, Ltd.	2,500	20,638
	First Pacific Co., Ltd.	78,000	48,146
*	Foxconn International Holdings, Ltd.	51,000	37,848
*	Fushan International Energy Group, Ltd.	38,000	20,605
*	Galaxy Entertainment Group, Ltd.	10,000	3,861
	Giordano International, Ltd.	98,000	35,557
	Great Eagle Holdings, Ltd.	3,000	8,311
	Guangdong Investment, Ltd.	14,000	4,753
	Hang Lung Group, Ltd.	22,000	93,715
	Hang Lung Properties, Ltd.	32,000	101,290
	Hang Seng Bank, Ltd.	2,600	51,281
	Henderson Land Development Co., Ltd.	23,000	138,644
	Hong Kong and China Gas Co., Ltd.	3,000	6,731
	Hong Kong and Shanghai Hotels, Ltd.	30,000	42,741
	Hong Kong Electric Holdings, Ltd.	9,000	57,143
	Hong Kong Exchanges & Clearing, Ltd.	1,200	15,501
	Hopewell Holdings, Ltd.	22,000	83,830
	Hutchison Harbour Ring, Ltd.	260,000	21,574
*	Hutchison Telecommunications International, Ltd.	31,000	38,687
	Hutchison Whampoa, Ltd.	22,000	204,236
	Johnson Electric Holdings, Ltd.	84,000	34,034
	K Wah International Holdings, Ltd.	88,000	26,900
	Kerry Properties, Ltd.	10,500	50,069
	Kingboard Chemical Holdings, Ltd.	18,000	81,000

20

	Kowloon Development Co., Ltd.	26,000	40,146
	Lee & Man Paper Manufacturing, Ltd.	20,800	20,771
	Li & Fung, Ltd.	8,000	24,326
	Melco International Development, Ltd.	50,000	29,600
	Midland Holdings, Ltd.	60,000	30,407
# *	Mongolia Energy Corp., Ltd.	3,000	2,771
	MTR Corp., Ltd.	18,000	57,951
*	Nan Hai Corp., Ltd.	3,000,000	21,393
	New World China Land, Ltd.	10,400	3,820
	New World Development Co., Ltd.	48,000	72,852
	NWS Holdings, Ltd.	24,000	52,990
	Pacific Basin Shipping, Ltd.	17,000	23,046
*	Parkson Retail Group, Ltd.	17,000	24,385
	PCCW, Ltd.	67,000	41,919
	Ports Design, Ltd.	15,000	37,494
	Shangri-La Asia, Ltd.	40,000	76,807
*	Shui On Land, Ltd.	67,000	50,841
	Shun Tak Holdings, Ltd.	28,000	16,297
	Sino Land Co., Ltd.	30,000	52,513
	Sun Hung Kai & Co., Ltd.	49,000	37,030
	Sun Hung Kai Properties, Ltd.	11,000	149,990
	Techtronic Industries Co., Ltd.	59,500	55,392
	Television Broadcasts, Ltd.	9,000	50,235
*	Tencent Holdings, Ltd.	3,800	32,248
	Texwinca Holdings, Ltd.	24,000	20,581
	Tian An China Investments	36,000	20,213
	Tingyi (Cayman Islands) Holding Corp.	32,000	38,289
	Transport International Holdings, Ltd.	1,200	4,363
	Vitasoy International Holdings, Ltd.	80,000	37,988
	Wharf Holdings, Ltd.	25,000	90,350
	Wheelock and Co., Ltd.	31,000	73,523
	Wheelock Properties, Ltd.	10,000	7,338
	Wing Hang Bank, Ltd.	3,500	39,783
	Xinyi Glass Holding Co., Ltd.	50,000	26,320
#	Yue Yuen Industrial (Holdings), Ltd.	11,500	31,861
TOTAL — HONG KONG			3,240,320

HUNGARY — (0.1%)
COMMON STOCKS — (0.1%)
	Egis Gyogyszergyar NYRT	445	36,343
	Magyar Telekom Telecommunications P.L.C.	1,876	9,617
	MOL Hungarian Oil & Gas NYRT	363	38,995
*	OTP Bank NYRT	1,371	61,487
	Richter Gedeon NYRT	324	64,208
TOTAL — HUNGARY			210,650

INDIA — (1.3%)
COMMON STOCKS — (1.3%)
	Aditya Birla Nuvo, Ltd.	1,284	37,908
	Ambuja Cements, Ltd.	19,627	35,642

21

	Axis Bank, Ltd.	2,579	41,970
	Bharat Forge, Ltd.	7,097	42,737
*	Bharat Heavy Electricals, Ltd.	640	24,630
*	Bharti Airtel, Ltd.	2,199	41,567
	Biocon, Ltd.	4,467	39,656
	Cadila Healthcare, Ltd.	2,800	20,462
*	Cairn India, Ltd.	4,300	24,179
	Century Textiles & Industries, Ltd.	2,887	30,503
	Cipla, Ltd.	7,837	42,688
	Cummins India, Ltd.	4,800	34,544
	Dr. Reddy’s Laboratories, Ltd. ADR	700	9,562
	EIH, Ltd.	13,193	43,784
	Federal Bank, Ltd.	8,905	43,137
	Great Eastern Shipping Co., Ltd.	3,000	26,010
	HCL Technologies, Ltd.	5,863	30,865
	HDFC Bank, Ltd.	1,551	44,820
	HDFC Bank, Ltd. ADR	400	36,196
*	Hero Honda Motors, Ltd. Series B	2,207	41,207
	Hindustan Unilever, Ltd.	7,107	39,513
	ICICI Bank, Ltd. Sponsored ADR	4,000	124,080
	IDBI Bank, Ltd.	14,000	26,390
	India Cements, Ltd.	7,900	24,684
	Indian Hotels Co., Ltd.	16,566	28,738
	Infosys Technologies, Ltd.	1,989	78,672
	Infrastructure Development Finance Co., Ltd.	15,047	31,104
	ITC, Ltd.	9,705	41,336
*	IVRCL Infrastructures & Projects, Ltd.	4,947	34,129
	Jaiprakash Associates, Ltd.	7,200	26,673
	Jet Airways (India), Ltd.	3,135	33,400
	JSW Steel, Ltd.	1,728	29,895
	Jubilant Organosys, Ltd.	5,040	41,118
	Larsen & Toubro, Ltd.	672	39,325
	Lupin, Ltd.	2,460	40,847
	Mahindra & Mahindra, Ltd.	3,001	39,189
	Maruti Suzuki India, Ltd.	2,272	33,243
*	MAX India, Ltd.	8,840	40,291
*	Oriental Bank of Commerce	9,651	36,072
	Piramal Healthcare, Ltd.	5,363	40,981
	Reliance Capital, Ltd.	1,309	40,549
*	Reliance Communications, Ltd.	5,837	52,133
	Reliance Industries, Ltd.	5,334	257,987
	Rolta India, Ltd.	5,849	43,151
	Satyam Computer Services, Ltd.	3,544	33,532
	Satyam Computer Services, Ltd. ADR	400	8,904
	Sesa GOA, Ltd.	5,070	18,139
*	Sesa GOA, Ltd. Bonus Shares	5,070	18,360
	Shriram Transport Finance Co., Ltd.	5,674	43,690
*	State Bank of India	880	27,875
	Sterlite Industries (India), Ltd. Series A	2,148	30,373
	Tata Chemicals, Ltd.	4,649	34,601
	Tata Motors, Ltd. Sponsored ADR	2,000	19,720
	Tata Steel, Ltd.	1,420	19,208

22

	Tata Tea, Ltd.	2,242	35,878
*	United Phosphorus, Ltd.	5,009	37,985
	United Spirits, Ltd.	1,255	38,313
	Zee Entertainment Enterprises, Ltd.	7,323	35,950
TOTAL — INDIA			2,318,095

INDONESIA — (0.5%)
COMMON STOCKS — (0.5%)
	PT Aneka Tambang Tbk	14,500	2,964
	PT Astra International Tbk	31,000	69,811
*	PT Bakrie & Brothers Tbk	124,000	4,651
*	PT Bakrieland Development Tbk	957,500	36,193
	PT Bank Central Asia Tbk	256,000	88,013
	PT Bank CIMB Niaga Tbk	50,500	4,865
	PT Bank Danamon Indonesia Tbk	54,000	31,581
	PT Bank Mandiri Persero Tbk	160,500	49,070
*	PT Bank Pan Indonesia Tbk	454,500	45,770
	PT Bank Rakyat Indonesia Tbk	87,500	55,365
	PT Berlian Laju Tanker Tbk	193,000	36,905
	PT Bumi Resources Tbk	60,000	35,668
*	PT Energi Mega Persada Tbk	366,500	28,209
	PT Gudang Garam Tbk	53,500	37,554
*	PT Holcim Indonesia Tbk	325,000	40,565
	PT Indocement Tunggal Prakarsa Tbk	66,000	45,869
	PT Indofood Sukses Makmur Tbk	182,500	44,445
	PT Indosat Tbk ADR	200	6,626
	PT International Nickel Indonesia Tbk	12,000	4,848
	PT Kalbe Farma Tbk	426,000	34,685
	PT Lippo Karawaci Tbk	260,000	21,827
*	PT Medco Energi International Tbk	87,000	46,188
	PT Telekomunikasi Indonesia Tbk	7,000	6,134
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	600	20,892
	PT Timah Tbk	25,000	6,984
	PT United Tractors Tbk	9,000	10,092
TOTAL COMMON STOCKS			815,774

RIGHTS/WARRANTS — (0.0%)
*	PT United Tractors Tbk Rights 09/08/08	1,500	467
TOTAL — INDONESIA			816,241

IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
	Allied Irish Banks P.L.C. Sponsored ADR	3,300	84,645
*	Anglo Irish Bank Corp. P.L.C.	28,162	243,947
*	Aryzta AG	2,020	110,012
*	Bank of Ireland P.L.C.	24,223	194,174
	Bank of Ireland P.L.C. Sponsored ADR	2,000	65,300
*	C&C Group P.L.C.	13,619	49,118
*	CRH P.L.C.	8,099	211,269

23

#	CRH P.L.C. Sponsored ADR	2,200	58,102
*	DCC P.L.C.	2,128	51,475
*	Dragon Oil P.L.C.	1,280	7,211
*	Elan Corp. P.L.C. Sponsored ADR	2,100	28,119
*	Glanbia P.L.C.	707	4,661
*	Independent News & Media P.L.C.	5,872	12,754
*	Irish Continental Group P.L.C.	203	5,620
*	Irish Life & Permanent P.L.C.	10,265	95,578
*	Kerry Group P.L.C.	2,011	54,537
*	Kingspan Group P.L.C.	2,100	23,906
*	Paddy Power P.L.C.	1,476	34,538
*	United Drug P.L.C.	7,479	43,233
TOTAL — IRELAND			1,378,199

ISRAEL — (0.4%)
COMMON STOCKS — (0.4%)
*	Alvarion, Ltd.	4,944	31,570
	Bank Hapoalim B.M.	12,825	49,886
	Bank Leumi Le-Israel	11,473	47,319
	Bezeq Israeli Telecommunication Corp., Ltd.	6,282	11,194
	Clal Industries, Ltd.	10,044	39,038
	Clal Insurance Enterprise Holdings, Ltd.	2,034	35,120
	Discount Investment Corp.	216	4,831
	Elbit Systems, Ltd.	96	5,272
*	Harel Insurance Investments & Finances, Ltd.	803	34,958
	Israel Chemicals, Ltd.	1,256	20,849
*	Israel Discount Bank Series A	19,793	32,527
	Koor Industries, Ltd.	721	31,699
	Makhteshim-Agan Industries, Ltd.	1,963	13,254
	Migdal Insurance Holdings, Ltd.	17,606	21,663
*	NICE Systems, Ltd. Sponsored ADR	1,500	45,945
*	Oil Refineries, Ltd.	58,323	36,697
	Ormat Industries, Ltd.	3,344	37,248
*	Paz Oil Co., Ltd.	237	34,970
	Super-Sol, Ltd. Series B	7,447	34,361
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,000	94,680
	United Mizrahi Bank, Ltd.	5,997	38,131
TOTAL — ISRAEL			701,212

ITALY — (2.3%)
COMMON STOCKS — (2.3%)
	ACEA SpA	2,391	42,134
	AEM SpA	3,177	9,930
	Alleanza Assicurazioni SpA	5,392	51,175
*	Ansaldo STS SpA	2,693	41,244
	Assicurazioni Generali SpA, Trieste	2,201	73,334
	Astaldi SpA	4,627	36,282
	Azimut Holding SpA	1,824	15,944
*	Banca Carige SpA	19,360	64,649
*	Banca Italease SpA	5,596	48,330

24

	Banca Monte Dei Paschi di Siena SpA	10,499	27,579
	Banca Piccolo Credito Valtellinese Scarl SpA	6,153	60,828
#	Banca Popolare dell’Etruria e del Lazio Scarl	4,252	42,011
	Banca Popolare di Milano Scarl	15,322	152,598
	Banco Popolare Scarl	11,407	217,287
	Benetton Group SpA	1,151	12,072
	Buzzi Unicem SpA	2,281	45,160
	C.I.R. SpA - Compagnie Industriali Riunite	19,285	49,209
#	Cementir SpA	1,653	9,782
	Credito Artigiano SpA	831	3,230
	Credito Bergamasco SpA	128	5,011
	Credito Emiliano SpA	4,916	46,135
	Davide Campari - Milano SpA	4,967	41,461
	Enel SpA	14,787	135,771
	Eni SpA Sponsored ADR	2,400	156,120
#	ERG SpA	1,585	32,184
	Fiat SpA	11,409	176,381
	Finmeccanica SpA	2,405	64,325
	Fondiaria - Sai SpA	3,286	91,047
*	Gemina SpA	20,458	25,415
	Hera SpA	7,904	26,598
# *	Impregilo SpA	1,548	8,262
	Indesit Co. SpA	2,959	33,739
	Intesa Sanpaolo SpA	65,870	353,581
	Intesa Sanpaolo Sponsored ADR	200	6,488
	Iride SpA	5,184	14,020
	Italcementi SpA	2,774	38,850
#	Italmobiliare SpA	77	5,552
	Lottomatica SpA	407	12,523
#	Luxottica Group SpA	1,046	26,248
	Mediaset SpA	4,481	32,534
	Mediobanca SpA	7,412	105,583
	Milano Assicurazioni SpA	8,557	43,591
#	Mondadori (Arnoldo) Editore SpA	2,790	15,269
*	Parmalat SpA	44,713	123,031
*	Piaggio & C SpA	1,973	4,547
#	Pirelli & C.Real Estate SpA	1,742	33,947
	Pirelli & Co. SpA	73,189	49,423
	Premafin Finanziaria SpA	13,262	26,041
	Recordati SpA	5,186	36,288
	Saipem SpA	1,757	69,524
	Saras SpA Raffinerie Sarde	4,722	25,292
	Snam Rete Gas SpA	7,080	44,229
#	Societe Cattolica di Assicurazoni Scrl SpA	772	36,554
	Telecom Italia SpA Sponsored ADR	5,800	93,612
	Terna SpA	12,789	51,386
	UniCredito Italiano SpA	132,254	711,614
	Unione di Banche Italiane ScpA	12,478	278,927
	Unipol Gruppo Finanziario SpA	22,269	55,521
TOTAL — ITALY			4,139,402

25

JAPAN — (15.7%)
COMMON STOCKS — (15.7%)
	Adeka Corp.	5,900	42,718
	Aderans Holdings Co., Ltd.	2,600	41,273
	Advantest Corp. ADR	900	18,819
	AEON Co., Ltd.	9,900	113,538
	Aica Kogyo Co., Ltd.	4,500	39,732
#	Aichi Steel Corp.	9,000	36,794
	Aioi Insurance Co., Ltd.	13,000	64,000
	Air Water, Inc.	1,000	12,353
	Aisin Seiki Co., Ltd.	3,900	102,672
	Ajinomoto Co., Inc.	13,000	118,450
	Alfresa Holdings Corp.	200	13,006
	Alpine Electronics, Inc.	3,800	38,267
	Alps Electric Co., Ltd.	7,600	68,689
	Amada Co., Ltd.	12,000	72,684
	Amano Corp.	600	5,166
#	AOC Holdings, Inc.	3,200	33,239
	Aoyama Trading Co., Ltd.	2,600	47,064
*	Aozora Bank, Ltd.	25,000	48,721
	Ariake Japan Co., Ltd.	1,700	32,395
	Asahi Breweries, Ltd.	2,400	44,455
	Asahi Diamond Industrial Co., Ltd.	6,000	40,533
	Asahi Glass Co., Ltd.	2,000	21,232
	Asahi Kasei Corp.	16,000	75,144
#	Asatsu-Dk, Inc.	300	7,792
	Asics Corp.	5,000	44,051
	Astellas Pharma, Inc.	800	36,033
	Autobacs Seven Co., Ltd.	300	8,337
	Bank of the Ryukyus, Ltd.	4,600	36,751
	Bank of Yokohama, Ltd.	13,000	69,634
	Benesse Corp.	300	13,153
	Bridgestone Corp.	6,800	114,398
	Brother Industries, Ltd.	1,700	19,029
	Calsonic Kansei Corp.	2,000	6,650
	Canon Marketing Japan, Inc.	1,700	27,900
	Canon, Inc. Sponsored ADR	1,400	62,636
	Casio Computer Co., Ltd.	4,900	54,531
	Central Glass Co., Ltd.	2,000	7,795
	Central Japan Railway Co.	3	31,164
	Chiyoda Co., Ltd.	2,300	33,563
	Chiyoda Corp.	1,000	8,358
	Chofu Seisakusho Co., Ltd.	1,600	28,835
	Chubu Electric Power Co., Ltd.	1,000	23,829
	Chudenko Corp.	2,500	35,998
	Chuo Mitsui Trust Holdings, Inc.	11,000	60,645
	Circle K Sunkus Co., Ltd.	2,700	44,229
	Citizen Holdings Co., Ltd.	13,500	93,227
	Coca-Cola West Japan Co., Ltd.	1,400	32,378
	Comsys Holdings Corp.	6,000	53,139
	Cosmo Oil Co., Ltd.	18,000	52,573
	Credit Saison Co., Ltd.	3,800	76,555

26

#	CSK Holdings Corp.	2,800	44,175
	Dai Nippon Printing Co., Ltd.	11,000	155,304
#	Dai Nippon Screen Mfg. Co., Ltd.	8,000	33,895
	Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	53,170
	Daicel Chemical Industries, Ltd.	10,000	50,710
	Daido Steel Co., Ltd.	10,000	55,468
	Daifuku Co., Ltd.	4,000	32,740
	Daihatsu Motor Co., Ltd.	2,000	24,620
	Daihen Corp.	9,000	34,858
	Daiichi Sankyo Co, Ltd.	1,900	57,161
	Daikin Industries, Ltd.	1,000	33,708
	Dainippon Ink & Chemicals, Inc.	27,000	59,838
#	Daio Paper Corp.	1,000	8,624
	Daito Trust Construction Co., Ltd.	800	33,165
	Daiwa House Industry Co., Ltd.	10,000	98,266
	Daiwa Securities Co., Ltd.	4,000	30,882
	DCM Japan Holdings Co., Ltd.	6,200	45,249
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	16,000	45,114
	Denso Corp.	4,800	124,433
#	Dentsu, Inc.	38	76,415
	Disco Corp.	1,000	37,190
	Don Quijote Co., Ltd.	2,200	38,615
	Dowa Holdings Co., Ltd.	2,000	11,142
	East Japan Railway Co.	4	31,816
#	Ebara Corp.	15,000	35,092
#	Edion Corp.	700	5,507
	Eisai Co., Ltd.	200	7,954
	Electric Power Development Co., Ltd.	800	29,412
# *	Elpida Memory, Inc.	2,900	62,444
	Exedy Corp.	200	4,516
#	Ezaki Glico Co., Ltd.	5,000	50,466
	FamilyMart Co., Ltd.	300	12,151
#	Fancl Corp.	2,900	34,280
	Fanuc, Ltd.	600	44,639
#	Fast Retailing Co., Ltd.	200	20,187
	Fuji Electric Holdings Co., Ltd.	10,000	23,550
	Fuji Heavy Industries, Ltd.	14,000	80,033
	Fuji Oil Co., Ltd.	4,400	47,156
#	Fuji Soft, Inc.	300	5,371
	FUJIFILM Holdings Corp.	4,700	129,325
	Fujikura, Ltd.	13,000	60,512
	Fujitsu, Ltd.	10,000	69,119
	Fukuoka Financial Group, Inc.	29,000	102,009
#	Fukuyama Transporting Co., Ltd.	2,000	6,806
	Funai Electric Co., Ltd.	200	4,306
	Furukawa Co., Ltd.	19,000	32,261
	Furukawa Electric Co., Ltd.	12,000	61,879
	Futaba Corp.	300	5,038
	Futaba Industrial Co., Ltd.	2,400	38,615
	Fuyo General Lease Co., Ltd.	1,300	38,710
	Glory, Ltd.	2,500	53,334
	Godo Steel, Ltd.	13,000	38,870

27

#	GS Yuasa Corp.	3,000	15,340
	Gunze, Ltd.	2,000	8,462
	H20 Retailing Corp.	7,000	43,065
#	Hakuhodo Dy Holdings, Inc.	970	49,439
	Hamamatsu Photonics K.K.	1,700	42,155
	Hankyu Hanshin Holdings, Inc.	21,000	92,494
	Hanwa Co., Ltd.	2,000	8,944
	Haseko Corp.	21,000	21,315
	Heiwa Corp.	2,700	24,059
	Heiwado Co., Ltd.	2,700	43,000
	Higashi-Nippon Bank, Ltd.	2,000	6,441
	Hikari Tsushin, Inc.	1,600	40,730
	Hino Motors, Ltd.	14,000	68,188
	Hirose Electric Co., Ltd.	600	58,196
	Hisamitsu Pharmaceutical Co., Inc.	1,000	44,416
	Hitachi Cable, Ltd.	2,000	7,204
	Hitachi Chemical Co., Ltd.	500	9,096
	Hitachi High-Technologies Corp.	2,400	44,259
	Hitachi Information Systems, Ltd.	1,800	39,202
	Hitachi Koki Co., Ltd.	400	4,702
	Hitachi Kokusai Electric, Inc.	1,000	6,900
	Hitachi Maxell, Ltd.	400	4,468
	Hitachi Software Engineering Co., Ltd.	300	6,100
	Hitachi Transport System, Ltd.	500	6,768
# *	Hitachi Zosen Corp.	33,000	35,291
	Hitachi, Ltd. Sponsored ADR	1,300	95,264
	Hokkaido Electric Power Co., Inc.	1,100	24,580
#	Hokuetsu Paper Mills, Ltd.	10,000	43,510
	Hokuhoku Financial Group, Inc.	48,000	114,754
	Hokuriku Electric Power Co., Inc.	1,200	29,912
	Honda Motor Co., Ltd.	300	9,743
	Honda Motor Co., Ltd. Sponsored ADR	9,500	309,320
	Horiba, Ltd.	1,500	29,607
#	Hosiden Corp.	300	4,991
	House Foods Corp.	3,300	53,713
	Hoya Corp.	2,100	42,809
	Ibiden Co., Ltd.	1,000	29,493
#	Ichiyoshi Securities Co., Ltd.	4,100	40,059
*	Idemitsu Kosan Co., Ltd.	700	62,165
	IHI Corp.	51,000	87,300
	Iino Kaiun Kaisha, Ltd.	4,700	35,868
	Inaba Denki Sangyo Co., Ltd.	1,400	35,449
	INPEX Holdings, Inc.	2	21,778
# *	Iseki & Co., Ltd.	2,000	5,288
*	Isetan Mitsukoshi Holdings, Ltd.	1,700	18,948
*	Ishihara Sangyo Kaisha, Ltd.	22,000	36,731
	Isuzu Motors, Ltd.	7,000	26,222
#	ITO EN, Ltd.	1,700	26,015
	Itochu Corp.	3,000	24,134
	Itochu Techno-Solutions Corp.	200	5,488
	Itoham Foods, Inc.	2,000	10,433
	IWATANI Corp.	11,000	30,022

28

	Izumiya Co., Ltd.	7,000	39,663
#	Japan Airport Terminal Co., Ltd.	1,900	24,071
#	Japan Aviation Electronics Industry, Ltd.	5,000	31,052
	Japan Petroleum Exploration Co., Ltd.	800	53,111
	Japan Tobacco, Inc.	5	23,730
	JFE Holdings, Inc.	800	33,808
	JGC Corp.	2,000	38,299
	J-Oil Mills, Inc.	9,000	42,903
#	Joshin Denki Co., Ltd.	5,000	40,327
	JS Group Corp.	5,500	74,664
	JTEKT Corp.	1,900	24,222
	Juroku Bank, Ltd.	13,000	53,863
	Kadokawa Holdings, Inc.	1,400	32,966
#	Kagome Co., Ltd.	400	6,413
	Kajima Corp.	20,000	61,567
	Kaken Pharmaceutical Co., Ltd.	5,000	44,786
	Kamigumi Co., Ltd.	8,000	61,746
#	Kandenko Co., Ltd.	1,000	6,013
	Kaneka Corp.	10,000	62,805
*	Kanematsu Corp.	23,000	25,894
	Kansai Electric Power Co., Inc.	1,300	31,900
	Kansai Paint Co., Ltd.	9,000	56,779
	Kanto Auto Works, Ltd.	2,700	34,767
	Kao Corp.	2,000	56,626
	Kawasaki Heavy Industries, Ltd.	9,000	19,844
	Kawasaki Kisen Kaisha, Ltd.	2,000	14,179
	Kayaba Industry Co., Ltd.	2,000	7,305
	KDDI Corp.	5	29,116
	Keihin Corp.	400	6,629
#	Keihin Electric Express Railway Co., Ltd.	1,000	6,398
	Keio Corp.	6,000	33,367
	Keisei Electric Railway Co., Ltd.	8,000	44,225
	Kenedix, Inc.	34	19,366
	Keyence Corp.	200	40,456
	Kikkoman Corp.	3,000	37,121
	Kinden Corp.	6,000	57,317
#	Kintetsu Corp.	2,000	6,215
	Kintetsu World Express, Inc.	1,600	29,049
	Kirin Holdings Co., Ltd.	3,000	44,886
	Kissei Pharmaceutical Co., Ltd.	2,000	43,509
#	Kitz Corp.	1,000	4,496
	Kiyo Holdings, Inc.	19,000	29,488
	Kobayashi Pharmaceutical Co., Ltd.	1,400	47,444
	Kobe Steel, Ltd.	28,000	66,963
	Koito Manufacturing Co., Ltd.	1,000	12,036
	Kokuyo Co., Ltd.	5,400	43,559
	Komatsu, Ltd.	1,000	20,929
	Komeri Co., Ltd.	200	5,840
	Komori Corp.	2,900	42,315
	Konami Corp. ADR	200	6,086
	Konica Minolta Holdings, Inc.	3,000	41,348
	Kose Corp.	1,800	48,940

29

	Kubota Corp. Sponsored ADR	2,200	75,746
	Kurabo Industries, Ltd.	16,000	27,113
	Kuraray Co., Ltd.	7,500	78,155
#	Kureha Corp.	9,000	50,506
	Kurita Water Industries, Ltd.	200	6,508
	Kuroda Electric Co., Ltd.	2,200	25,377
	K’s Holdings Corp.	2,400	43,577
	Kyocera Corp.	100	8,381
	Kyocera Corp. Sponsored ADR	900	75,339
#	Kyowa Exeo Corp.	1,000	9,777
	Kyushu Electric Power Co., Inc.	1,400	30,828
	Lawson, Inc.	200	9,167
	Leopalace21 Corp.	3,000	30,538
	Lintec Corp.	2,900	51,351
	Lion Corp.	2,000	9,706
	Mabuchi Motor Co., Ltd.	1,400	65,370
#	Maeda Corp.	12,000	36,594
	Maeda Road Construction Co., Ltd.	6,000	38,440
	Makino Milling Machine Co., Ltd.	1,000	4,574
	Makita Corp.	200	5,170
	Makita Corp. Sponsored ADR	1,100	28,545
	Mandom Corp.	1,300	34,831
	Marubeni Corp.	5,000	30,937
#	Maruha Nichiro Holdings, Inc.	28,000	51,398
	MARUI GROUP CO., Ltd.	8,100	59,193
#	Maruichi Steel Tube, Ltd.	1,900	56,635
#	Marusan Securities Co., Ltd.	6,100	34,831
	Matsui Securities Co., Ltd.	2,800	19,753
	Matsumotokiyoshi Holdings Co., Ltd.	300	6,331
	Matsushita Electric Industrial Co., Ltd.	9,000	184,985
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	1,500	30,780
	Matsushita Electric Works, Ltd.	11,000	101,675
	Max Co., Ltd.	2,000	19,159
	Mazda Motor Corp.	5,000	26,614
	Mediceo Paltac Holdings Co., Ltd.	3,400	51,108
#	Meidensha Corp.	13,000	34,417
	Meiji Dairies Corp.	11,000	62,814
#	Meiji Seika Kaisha, Ltd.	8,000	37,668
	Meitec Corp.	1,500	41,398
	Meito Sangyo Co., Ltd.	1,100	23,008
	Minebea Co., Ltd.	10,000	43,851
	Ministop Co., Ltd.	1,800	34,783
	Miraca Holdings, Inc.	300	6,691
	Mitsubishi Chemical Holdings Corp.	19,000	107,492
	Mitsubishi Corp.	3,800	104,382
	Mitsubishi Electric Corp.	6,000	50,885
	Mitsubishi Estate Co., Ltd.	3,000	66,267
	Mitsubishi Gas Chemical Co., Inc.	13,000	73,630
	Mitsubishi Heavy Industries, Ltd.	33,000	157,607
#	Mitsubishi Logistics Corp.	5,000	56,705
	Mitsubishi Materials Corp.	22,000	78,067
# *	Mitsubishi Motors Corp.	25,000	37,344

30

	Mitsubishi Paper Mills, Ltd.	2,000	4,763
#	Mitsubishi Rayon Co., Ltd.	19,000	51,274
	Mitsubishi Steel Manufacturing Co., Ltd.	9,000	33,506
	Mitsubishi Tanabe Pharma Corp.	1,000	14,010
	Mitsubishi UFJ Financial Group, Inc.	76,440	581,025
	Mitsubishi UFJ Financial Group, Inc. ADR	9,500	72,580
	Mitsui & Co., Ltd. Sponsored ADR	111	37,750
	Mitsui Chemicals, Inc.	16,000	78,971
	Mitsui Engineering and Shipbuilding Co., Ltd.	16,000	32,144
	Mitsui Fudosan Co., Ltd.	2,000	41,678
	Mitsui Mining and Smelting Co., Ltd.	20,000	53,290
	Mitsui O.S.K. Lines, Ltd.	1,000	11,852
	Mitsui Sugar Co., Ltd.	11,000	42,151
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	900	29,519
#	Mitsui-Soko Co., Ltd.	6,000	29,512
	Mitsumi Electric Co., Ltd.	2,300	61,334
	Miura Co., Ltd.	1,700	37,338
	Mizuho Financial Group, Inc.	17	72,367
#	Mizuho Investors Securities Co., Ltd.	19,000	19,800
#	Mizuno Corp.	7,000	35,051
	Monex Group, Inc.	16	7,922
	Mori Seiki Co., Ltd.	1,600	20,525
	Morinaga Milk Industry Co., Ltd.	15,000	44,088
	Murata Manufacturing Co., Ltd.	3,100	136,220
	Musashino Bank, Ltd.	1,400	40,840
	Nachi-Fujikoshi Corp.	10,000	31,875
	Nagase & Co., Ltd.	5,000	47,349
	Nagoya Railroad Co., Ltd.	10,000	28,003
	Namco Bandai Holdings, Inc.	4,400	54,115
	NEC Corp.	18,000	82,952
# *	NEC Electronics Corp.	2,000	50,649
	Net One Systems Co., Ltd.	26	34,727
	NGK Insulators, Ltd.	3,000	36,005
#	NGK Spark Plug Co., Ltd.	8,000	88,406
	NHK Spring Co., Ltd.	5,000	33,619
	Nichicon Corp.	4,700	38,251
	Nichirei Corp.	6,000	34,226
	Nidec Corp.	100	6,704
	Nidec Corp. ADR	800	13,568
#	Nidec Sankyo Corp.	6,000	31,875
	Nifco, Inc.	1,800	38,798
	Nihon Dempa Kogyo Co., Ltd.	1,000	20,989
	Nihon Kohden Corp.	2,300	50,149
	Nihon Parkerizing Co., Ltd.	3,000	41,851
#	Nihon Unisys, Ltd.	400	6,249
	Nikon Corp.	1,000	32,456
	Nintendo Co., Ltd.	200	93,892
#	Nippon Chemi-Con Corp.	2,000	7,068
	Nippon Denko Co., Ltd.	3,000	25,818
	Nippon Electric Glass Co., Ltd.	2,000	26,678
	Nippon Express Co., Ltd.	14,000	65,460
	Nippon Flour Mills Co., Ltd.	10,000	47,804

31

	Nippon Kayaku Co., Ltd.	8,000	50,910
	Nippon Konpo Unyu Soko Co., Ltd.	1,000	10,127
	Nippon Light Metal Co., Ltd.	32,000	48,281
	Nippon Meat Packers, Inc.	4,000	64,941
	Nippon Mining Holdings, Inc.	15,000	83,319
	Nippon Mitsubishi Oil Corp.	22,000	137,212
#	Nippon Paint Co., Ltd.	12,000	43,127
	Nippon Paper Group, Inc.	23	65,685
	Nippon Seiki Co., Ltd.	2,000	25,002
	Nippon Sheet Glass Co., Ltd.	20,000	102,420
	Nippon Shinyaku Co., Ltd.	3,000	37,377
	Nippon Shokubai Co., Ltd.	7,000	44,892
	Nippon Steel Corp.	7,000	33,205
	Nippon Suisan Kaisha, Ltd.	2,300	7,980
	Nippon Telegraph & Telephone Corp. ADR	2,800	68,572
	Nippon Thompson Co., Ltd.	6,000	31,743
#	Nippon Yakin Kogyo Co., Ltd.	1,000	4,924
#	Nippon Yusen K.K.	3,000	23,941
	Nipponkoa Insurance Co., Ltd.	11,000	72,170
#	Nipro Corp.	3,000	54,753
	Nishimatsu Construction Co., Ltd.	3,000	6,633
#	Nishimatsuya Chain Co., Ltd.	4,200	37,297
	Nishi-Nippon Bank, Ltd.	21,000	54,860
	Nishi-Nippon Railroad Co., Ltd.	15,000	52,202
	Nissan Chemical Industries, Ltd.	4,000	43,823
#	Nissan Motor Co., Ltd.	22,900	173,950
	Nissan Shatai Co., Ltd.	1,000	7,445
	Nissay Dowa General Insurance Co., Ltd.	10,000	52,087
	Nissha Printing Co., Ltd.	100	5,401
	Nisshin Seifun Group, Inc.	3,500	48,292
	Nisshin Steel Co., Ltd.	33,000	88,167
	Nisshinbo Industries, Inc.	5,000	55,051
	Nissin Food Products Co., Ltd.	500	16,512
	Nissin Kogyo Co., Ltd.	2,300	41,077
	Nitori Co., Ltd.	400	22,214
	Nitta Corp.	1,600	24,446
	Nitto Boseki Co., Ltd.	19,000	37,435
	Nitto Denko Corp.	1,500	45,026
	NOF Corp.	2,000	8,321
	NOK Corp.	3,400	48,724
	Nomura Holdings, Inc. ADR	800	10,656
# *	Nomura Real Estate Holdings, Inc.	1,700	34,838
	Nomura Research Institute, Ltd.	1,800	40,845
	Nomura Securities Co., Ltd.	3,500	46,415
	Noritake Co., Ltd.	10,000	37,644
	NSD Co., Ltd.	3,000	33,172
	NSK, Ltd.	5,000	35,768
	NTN Corp.	4,000	22,236
	NTT Data Corp.	2	8,209
	NTT DoCoMo, Inc.	18	28,368
	NTT DoCoMo, Inc. Sponsored ADR	2,800	43,820
	Obayashi Corp.	26,000	120,264

32

	Obic Co., Ltd.	240	42,395
	Odakyu Electric Railway Co., Ltd.	7,000	48,276
	Oiles Corp.	2,100	36,238
	Oji Paper Co., Ltd.	18,000	94,035
	Okamura Corp.	6,000	38,180
	Okasan Holdings, Inc.	2,000	9,913
# *	Oki Electric Industry Co., Ltd.	30,000	40,685
	Okinawa Electric Power Co., Ltd.	900	47,823
	OKUMA Corp.	6,000	43,127
#	Okumura Corp.	2,000	7,202
	Olympus Corp.	1,000	32,490
# *	OMC Card, Inc.	12,400	31,968
	Omron Corp.	3,800	66,865
	Ono Pharmaceutical Co., Ltd.	300	15,572
#	Onward Holdings Co., Ltd.	5,000	54,300
#	Oriental Land Co., Ltd.	800	52,603
	Osaka Gas Co., Ltd.	8,000	29,107
	OSG Corp.	500	4,284
#	Pacific Metals Co., Ltd.	6,000	38,397
#	PanaHome Corp.	7,000	40,862
#	Parco Co., Ltd.	3,200	36,540
# *	Penta-Ocean Construction Co., Ltd.	24,000	27,424
	Pioneer Electronic Corp.	6,500	49,340
	Press Kogyo Co., Ltd.	9,000	34,741
	Q.P. Corp.	3,400	32,185
	Rengo Co., Ltd.	8,000	57,779
	Resona Holdings, Inc.	18	20,950
#	Resorttrust, Inc.	2,600	27,994
	RICOH COMPANY, Ltd.	8,000	132,053
#	Riken Corp.	9,000	30,584
	Rinnai Corp.	300	10,864
	Rohm Co., Ltd.	2,100	120,903
	Rohto Pharmaceutical Co., Ltd.	4,000	47,749
	Roland Corp.	1,600	26,029
#	Round One Corp.	29	23,780
	Ryobi, Ltd.	11,000	36,309
	Ryosan Co., Ltd.	2,300	49,414
#	Sakata Seed Corp.	400	5,948
#	Sanden Corp.	2,000	7,738
#	Sanken Electric Co., Ltd.	9,000	46,338
#	Sanki Engineering Co., Ltd.	5,000	36,659
	Sankyo Co., Ltd.	400	18,939
	Sankyu, Inc., Tokyo	9,000	42,598
	Santen Pharmaceutical Co., Ltd.	200	5,413
	Sanwa Holdings Corp.	13,000	48,401
# *	Sanyo Electric Co., Ltd.	8,000	15,952
	Sanyo Shokai, Ltd.	8,000	38,124
	Sanyo Special Steel Co., Ltd.	1,000	5,494
	Sapporo Hokuyo Holdings, Inc.	8	43,059
	Sapporo Holdings, Ltd.	1,000	7,291
*	Sbi Holdings, Inc.	192	34,430
	Secom Co., Ltd.	200	9,213

33

#	Sega Sammy Holdings, Inc.	5,800	55,013
	Seikagaku Corp.	4,100	42,716
	Seiko Epson Corp.	2,500	72,124
	Seino Holdings Co., Ltd.	8,000	46,776
	Sekisui Chemical Co., Ltd.	14,000	86,709
	Sekisui House, Ltd.	8,000	75,607
	Seven & I Holdings Co., Ltd.	5,200	151,463
	Sharp Corp., Osaka	8,000	101,784
#	Shiga Bank, Ltd.	9,000	59,126
	Shikoku Bank, Ltd.	12,000	42,119
	Shikoku Electric Power Co., Inc.	1,800	48,082
#	Shima Seiki Manufacturing Co., Ltd.	1,800	41,885
	Shimachu Co., Ltd.	2,000	48,092
	Shimadzu Corp.	6,000	56,233
	Shimamura Co., Ltd.	300	16,801
	Shimano, Inc.	200	8,031
	Shimizu Corp.	25,000	105,464
	Shin-Etsu Chemical Co., Ltd.	1,300	72,319
#	Shinko Electric Industries Co., Ltd.	3,700	51,503
	Shinko Securities Co., Ltd.	19,000	55,209
#	Shinsei Bank, Ltd.	20,000	68,007
	Shionogi & Co., Ltd.	1,000	22,544
	Shiseido Co., Ltd.	2,000	46,828
	Shizuoka Bank, Ltd.	12,000	120,233
#	Shochiku Co., Ltd.	4,000	22,159
	Showa Denko K.K.	36,000	95,710
	Showa Shell Sekiyu K.K.	3,500	39,568
	Sintokogio, Ltd.	3,800	29,877
	SKY Perfect JSAT Holdings, Inc.	64	24,126
	SMC Corp.	700	71,969
	Softbank Corp.	1,300	21,459
#	Sohgo Security Services Co., Ltd.	500	5,690
	Sojitz Corp.	28,900	82,459
	Sompo Japan Insurance, Inc.	13,000	117,215
	Sony Corp. Sponsored ADR	5,300	202,460
	Sony Financial Holdings, Inc.	7	25,985
	Stanley Electric Co., Ltd.	300	6,044
	Star Micronics Co., Ltd.	300	3,732
	Sumco Corp.	1,800	35,659
	Sumisho Computer Systems Corp.	2,200	39,153
	Sumitomo Bakelite Co., Ltd.	10,000	51,590
	Sumitomo Chemical Co., Ltd.	16,000	98,178
	Sumitomo Corp.	12,700	158,227
	Sumitomo Electric Industries, Ltd.	12,300	141,149
	Sumitomo Forestry Co., Ltd.	4,000	28,571
	Sumitomo Heavy Industries, Ltd.	6,000	29,175
	Sumitomo Metal Industries, Ltd., Osaka	7,000	30,923
	Sumitomo Metal Mining Co., Ltd.	7,000	89,184
	Sumitomo Mitsui Financial Group, Inc.	13	78,705
	Sumitomo Osaka Cement Co., Ltd.	4,000	6,717
	Sumitomo Real Estate Sales Co., Ltd.	1,100	32,328
	Sumitomo Realty & Development Co., Ltd.	2,000	39,812

34

	Sumitomo Rubber Industries, Ltd.	7,200	57,440
	Sumitomo Trust & Banking Co., Ltd.	12,000	71,631
	Sumitomo Warehouse Co., Ltd.	2,000	7,347
	Suruga Bank, Ltd.	5,000	53,574
	Suzuken Co., Ltd.	2,200	79,031
	Suzuki Motor Corp.	2,100	44,259
	Sysmex Corp.	1,100	47,972
	T&D Holdings, Inc.	500	26,236
	Tadano, Ltd.	1,000	7,695
	Taiheiyo Cement Corp.	30,000	49,199
	Taikisha, Ltd.	2,700	36,709
	Taisei Corp.	43,000	97,885
	Taisho Pharmaceutical Co., Ltd.	4,000	84,846
	Taiyo Nippon Sanso Corp.	7,000	62,452
	Taiyo Yuden Co., Ltd.	4,000	44,084
#	Takara Holdings, Inc.	8,000	55,025
	Takara Standard Co., Ltd.	8,000	39,723
	Takasago International Corp.	7,000	38,951
#	Takasago Thermal Engineering Co., Ltd.	1,000	9,786
	Takashimaya Co., Ltd.	12,000	102,584
	Takeda Pharmaceutical Co., Ltd.	1,800	94,032
	TDK Corp. Sponsored ADR	1,600	92,800
	Teijin, Ltd.	40,000	128,169
	Terumo Corp.	200	11,126
	The 77 Bank, Ltd.	10,000	57,070
	The Aichi Bank, Ltd.	100	6,885
	The Akita Bank, Ltd.	12,000	46,210
	The Aomori Bank, Ltd.	10,000	38,346
	The Awa Bank, Ltd.	10,000	52,888
	The Bank of Ikeda, Ltd.	200	6,891
	The Bank of Iwate, Ltd.	800	45,241
	The Bank of Kyoto, Ltd.	11,000	114,724
	The Bank of Nagoya, Ltd.	8,000	43,549
	The Bank of Okinawa, Ltd.	1,300	45,633
	The Bank of Saga, Ltd.	12,000	34,547
	The Chiba Bank, Ltd.	12,000	65,759
*	The Chiba Kogyo Bank, Ltd.	3,000	36,068
	The Chugoku Bank, Ltd.	4,000	52,300
	The Chugoku Electric Power Co., Ltd.	1,300	29,253
	The Chukyo Bank, Ltd.	15,000	41,438
*	The Daiei, Inc.	2,100	16,601
	The Daisan Bank, Ltd.	12,000	40,270
	The Daishi Bank, Ltd.	13,000	51,783
	The Ehime Bank, Ltd.	2,000	5,838
	The Eighteenth Bank, Ltd.	2,000	5,293
	The Fuji Fire & Marine Insurance Co., Ltd.	16,000	43,520
#	The Fukui Bank, Ltd.	15,000	47,048
	The Gunma Bank, Ltd.	13,000	73,177
	The Hachijuni Bank, Ltd.	18,000	104,387
	The Higo Bank, Ltd.	2,000	11,551
	The Hiroshima Bank, Ltd.	14,000	52,423
	The Hokkoku Bank, Ltd.	15,000	55,019

35

	The Hokuetsu Bank, Ltd.	16,000	34,391
	The Hyakugo Bank, Ltd.	9,000	50,720
	The Hyakujishi Bank, Ltd.	10,000	52,809
	The Iyo Bank, Ltd.	8,000	84,893
	The Japan Steel Works, Ltd.	1,000	17,222
	The Japan Wool Textile Co., Ltd.	5,000	41,242
	The Joyo Bank, Ltd.	16,000	73,665
	The Kagoshima Bank, Ltd.	7,000	46,332
	The Keiyo Bank, Ltd.	9,000	42,052
	The Minato Bank, Ltd.	21,000	31,257
	The Miyazaki Bank, Ltd.	10,000	25,617
	The Nanto Bank, Ltd.	11,000	59,340
	The Nisshin Oillio Group, Ltd.	9,000	49,878
	The Ogaki Kyoritsu Bank, Ltd.	6,000	30,803
	The Oita Bank, Ltd.	8,000	42,085
	The San-in Godo Bank, Ltd.	6,000	46,412
	THK Co., Ltd.	2,500	40,620
	Toagosei Co., Ltd.	2,000	7,543
#	Tobu Railway Co., Ltd.	11,000	49,952
#	TOC Co., Ltd.	8,500	32,863
	Tochigi Bank, Ltd.	1,000	5,478
	Toda Corp.	14,000	50,382
	Toho Bank, Ltd.	12,000	47,976
#	Toho Co., Ltd.	2,700	57,074
	Toho Gas Co., Ltd.	9,000	50,645
	Toho Zinc Co., Ltd.	8,000	26,632
	Tohuku Electric Power Co., Inc.	1,400	33,358
	Tokai Carbon Co., Ltd.	1,000	10,252
	Tokai Rika Co., Ltd.	1,300	18,849
	Tokai Rubber Industries, Ltd.	3,000	33,460
#	Tokai Tokyo Securities Co., Ltd.	13,000	46,084
	Tokio Marine Holdings, Inc.	4,400	149,236
	Tokio Marine Holdings, Inc. ADR	1,000	33,490
	Tokushima Bank, Ltd.	9,000	37,599
	Tokuyama Corp.	9,000	60,872
	Tokyo Dome Corp.	9,000	41,142
	Tokyo Electric Power Co., Ltd	3,200	91,298
	Tokyo Electron, Ltd.	600	33,947
	Tokyo Gas Co., Ltd.	8,000	33,378
	Tokyo Ohka Kogyo Co., Ltd.	400	7,250
#	Tokyo Seimitsu Co., Ltd.	2,300	29,876
	Tokyo Steel Manufacturing Co., Ltd.	4,500	47,512
	Tokyo Style Co., Ltd.	1,000	8,321
	Tokyo Tatemono Co., Ltd.	6,000	28,808
	Tokyo Tomin Bank, Ltd.	2,500	40,239
	Tokyu Corp.	8,000	41,045
	Tokyu Land Corp.	8,000	33,750
	TonenGeneral Sekiyu K.K.	5,000	40,231
#	Topcon Corp.	4,200	27,913
	Toppan Forms Co., Ltd.	3,500	42,070
	Toppan Printing Co., Ltd.	13,000	117,171
	Topy Industries, Ltd.	13,000	36,862

36

#	Toray Industries, Inc.	16,000	70,436
	Toshiba Corp.	8,000	44,623
	Toshiba Machine Co., Ltd.	7,000	30,707
	Toshiba TEC Corp.	9,000	45,214
	Tosoh Corp.	19,000	69,015
#	TOTO, Ltd.	11,000	81,563
#	Toyo Corp.	2,400	25,736
	Toyo Ink Manufacturing Co., Ltd.	2,000	6,553
	Toyo Seikan Kaisha, Ltd.	4,900	88,806
	Toyo Suisan Kaisha, Ltd.	1,000	24,938
	Toyo Tire & Rubber Co., Ltd.	2,000	5,165
	Toyobo Co., Ltd.	25,000	41,625
	Toyoda Gosei Co., Ltd.	1,100	24,513
	Toyota Auto Body Co., Ltd.	2,600	45,563
	Toyota Motor Corp. Sponsored ADR	7,400	662,966
	Toyota Tsusho Corp.	3,400	58,137
	Tsubakimoto Chain Co.	7,000	35,642
	Tsumura & Co.	300	8,362
	TV Asahi Corp.	4	5,711
	Ube Industries, Ltd.	20,000	71,499
#	Ulvac, Inc.	200	6,927
#	Unitika, Ltd.	38,000	34,575
	UNY Co., Ltd.	8,000	88,192
	Ushio, Inc.	3,200	48,464
	USS Co., Ltd.	660	45,401
# *	Victor Co. of Japan, Ltd.	18,000	30,264
#	Wacoal Corp.	5,000	58,798
	West Japan Railway Co.	7	33,826
	Xebio Co., Ltd.	2,000	36,848
#	Yakult Honsha Co., Ltd.	300	8,537
	Yamada Denki Co., Ltd.	660	47,415
	Yamagata Bank, Ltd.	9,000	47,550
	Yamaguchi Financial Group, Inc.	8,000	91,838
	Yamaha Corp.	2,000	35,113
	Yamaha Motor Co., Ltd.	3,300	50,837
	Yamanashi Chuo Bank, Ltd.	8,000	42,328
	Yamatake Corp.	400	7,760
	Yamato Kogyo Co., Ltd.	1,100	40,090
	Yamato Transport Co., Ltd.	7,000	82,563
#	Yamazaki Baking Co., Ltd.	5,000	58,989
	Yaskawa Electric Corp.	4,000	27,940
	Yodogawa Steel Works, Ltd.	9,000	45,969
	Yokogawa Electric Corp.	8,800	63,942
	Yokohama Rubber Co., Ltd.	7,000	36,624
#	Yoshinoya Holdings Co., Ltd.	31	32,984
	Zeon Corp.	12,000	48,245
TOTAL — JAPAN			28,119,290

MALAYSIA — (0.6%)
COMMON STOCKS — (0.6%)
	Affin Holdings Berhad	52,000	28,237

37

	Alliance Financial Group Berhad	50,200	39,964
	AMMB Holdings Berhad	36,000	32,292
	Batu Kawan Berhad	8,500	20,719
	Berjaya Corp. Berhad	97,000	21,746
	Berjaya Sports Toto Berhad	15,000	20,106
	Boustead Holdings Berhad	25,100	36,793
	Bumiputra-Commerce Asset Holdings Berhad	14,900	36,462
	EON Capital Berhad	28,100	36,477
	Gamuda Berhad	51,000	38,608
	Genting Berhad	9,000	15,430
	Hong Leong Bank Berhad	22,000	37,166
	IGB Corp. Berhad	91,800	36,310
*	IJM Corp. Berhad	11,200	16,579
	IOI Corp. Berhad	19,300	28,890
	KLCC Property Holdings Berhad	25,000	19,903
	Kulim Malaysia Berhad	9,400	20,953
	Malayan Banking Berhad	18,200	41,938
	Malaysian Airlines System Berhad	19,000	18,839
	MISC Berhad	15,100	38,198
	MMC Corp. Berhad	56,200	34,603
	Oriental Holdings Berhad	7,000	11,566
	Petronas Dagangan Berhad	17,100	33,679
	PPB Group Berhad	12,100	33,399
	Resorts World Berhad	48,400	38,446
	RHB Capital Berhad	19,000	23,297
	Shell Refining Co. Federation of Malaysia Berhad	12,000	38,857
	Sime Darby Berhad	9,400	18,761
	SP Setia Berhad	23,000	22,820
	Star Publications (Malaysia) Berhad	37,200	36,120
	UMW Holdings Berhad	20,800	37,582
	United Plantations Berhad	11,300	39,591
	YTL Corp. Berhad	17,800	33,442
	YTL Power International Berhad	66,900	37,019
TOTAL COMMON STOCKS			1,024,792

RIGHTS/WARRANTS — (0.0%)
*	IJM Land Berhad Warrants 09/05/08	1,120	1,221
TOTAL — MALAYSIA			1,026,013

MEXICO — (1.2%)
COMMON STOCKS — (1.2%)
	Alfa S.A.B. de C.V. Series A	9,100	47,435
	America Movil S.A.B. de C.V. Series L	6,700	17,234
	America Movil S.A.B. de C.V. Series L ADR	1,800	92,484
*	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	2,500	12,740
*	Carso Infraestructura y Construccion S.A.B. de CV	47,300	41,353
#	Cemex S.A.B. de C.V. Sponsored ADR	12,600	252,630
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	1,000	56,740
	Consorcio ARA S.A.B. de C.V.	6,600	5,199
	Controladora Comercial Mexicana S.A.B. de C.V. Series B	4,100	10,235

38

*	Corporacion GEO S.A.B. de C.V. Series B	13,700	40,103
	Corporacion Moctezuma S.A.B. de C.V.	9,300	21,299
*	Desarrolladora Homex S.A.B. de CV	4,100	34,753
	Embotelladora Arca S.A.B. de C.V., Mexico	9,700	33,394
*	Empresas ICA S.A.B. de C.V.	1,600	7,189
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	2,800	50,316
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	4,100	182,122
*	Gruma S.A.B. de C.V. ADR	500	5,705
*	Gruma S.A.B. de C.V. Series B	14,000	39,552
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	500	14,245
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	11,434
	Grupo Carso S.A.B. de C.V. Series A-1	14,100	55,260
	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	4,782
	Grupo Continental S.A.B. de C.V.	17,800	43,276
	Grupo Elektra S.A. de C.V.	925	34,363
	Grupo Financiero Banorte S.A.B. de C.V.	34,700	139,033
	Grupo Financiero Inbursa S.A. de C.V. Series O	21,700	75,845
	Grupo Industrial Bimbo S.A.B. de C.V. Series A	8,800	58,794
#	Grupo Mexico S.A.B. de C.V. Series B	65,332	108,837
	Grupo Modelo S.A.B. de C.V. Series C	11,400	54,623
	Grupo Televisa S.A. (Certificate Representing Series A, Series B, Series D & Series L)	1,100	5,092
	Grupo Televisa S.A. de C.V. Sponsored ADR	6,800	157,624
# *	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	26,100	35,561
*	Industrias CH S.A.B. de C.V. Series B	10,500	48,912
	Industrias Penoles S.A.B. de C.V.	585	9,666
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	11,500	50,271
*	Mexichem Sab de CV	16,500	38,030
# *	Organizacion Soriana S.A.B. de C.V. Series B	37,200	115,767
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	1,200	29,484
#	TV Azteca S.A. de C.V. Series A	65,300	42,484
*	Urbi, Desarrollos Urbanos, S.A. de C.V.	12,900	36,156
	Wal-Mart de Mexico S.A.B. de C.V. Series V	7,900	28,810
TOTAL — MEXICO			2,148,832

NETHERLANDS — (2.4%)
COMMON STOCKS — (2.4%)
	Aalberts Industries NV	2,592	39,860
	Aegon NV	24,363	286,997
	Akzo Nobel NV	1,075	65,600
	Akzo Nobel NV Sponsor ADR	500	30,741
	Arcadis NV	1,703	36,136
	ArcelorMittal	9,830	771,104
*	ASM International NV	1,622	40,195
	ASML Holding NV	6,091	143,642
	Boskalis Westminster CVA	1,014	59,893
*	Crucell NV ADR	800	12,888
	Draka Holding NV	1,372	41,043
	Eriks Group NV	94	5,786
	Fugro NV	760	58,612
*	Gemalto NV	2,008	85,825

39

	Grontmij NV	946	33,820
#	Heijmans NV	234	4,521
	Heineken Holding NV	1,678	74,427
#	Heineken NV	2,839	133,101
	Imtech NV	1,682	43,153
	ING Groep NV	213	6,636
	ING Groep NV Sponsored ADR	13,800	429,870
	James Hardie Industries NV Sponsored ADR	208	4,118
	Kas Bank NV	973	33,648
	Koninklijke Ahold NV	16,926	211,622
	Koninklijke Ahold NV ADR	400	5,023
	Koninklijke Bam Groep NV	3,344	58,984
	Koninklijke DSM NV	2,303	132,548
	Koninklijke KPN NV	5,317	90,214
	Koninklijke Philips Electronics NV	8,748	284,224
	Koninklijke Philips Electronics NV ADR	1,100	35,651
	Koninklijke Ten Cate NV	222	8,747
	Koninklijke Vopak NV	481	28,321
	Nutreco Holding NV	868	53,585
	Oce NV	740	7,185
	OPG Groep NV	495	8,275
	Randstad Holdings NV	3,276	100,453
	Reed Elsevier NV	1,169	19,546
	Reed Elsevier NV ADR	2,800	93,632
	SBM Offshore NV	954	23,081
	Sligro Food Group NV	1,113	38,368
	Smit Internationale NV	463	35,675
	SNS Reaal	5,604	93,123
	STMicroelectronics NV	14,358	187,538
#	Telegraaf Media Groep NV	300	7,928
	TKH Group NV	258	5,796
	TNT NV	1,596	59,533
	Unilever NV	2,976	82,116
	Unit 4 Agresso NV	1,534	33,211
	USG People NV	1,383	25,030
*	Wavin NV	3,699	30,015
	Wolters Kluwer NV	3,595	87,496
TOTAL — NETHERLANDS			4,288,536

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Contact Energy, Ltd.	6,322	36,910
	Fisher & Paykel Healthcare Corp.	22,714	49,945
	New Zealand Refining Co., Ltd.	5,458	28,236
	Sky City Entertainment Group, Ltd.	16,390	41,234
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	40,176
TOTAL — NEW ZEALAND			196,501

40

NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
#	Acergy SA	6,914	118,960
	Aker Kvaerner ASA	1,800	41,182
# *	Aker Yards ASA	1,100	12,728
*	Awilco Offshore ASA	600	9,292
*	Blom ASA	4,800	33,119
	Bonheur ASA	750	32,840
*	BW Offshore, Ltd.	12,000	30,502
#	Cermaq ASA	2,912	28,183
*	Copeinca ASA	2,400	17,520
*	Det Norske Oljeselskap ASA	43,000	69,062
	DNB Nor ASA Series A	10,100	117,095
*	Ementor ASA	6,000	36,370
	Fred Olsen Energy ASA	1,180	62,351
*	Frontline, Ltd.	640	38,288
	Ganger Rolf ASA	1,150	44,463
	Kongsberg Gruppen ASA	80	5,375
	Leroy Seafood Group ASA	300	4,448
# *	Marine Harvest	115,850	80,691
	Norsk Hydro ASA	7,100	75,662
	Norsk Hydro ASA Sponsored ADR	800	8,579
# *	Norske Skogindustrier ASA Series A	1,500	8,178
	Odfjell ASA Series A	2,716	27,272
	Orkla ASA	11,474	147,194
*	Petroleum Geo Services ASA	3,982	85,530
	Prosafe ASA	2,800	25,211
*	Renewable Energy Corp. ASA	275	8,455
*	Revus Energy ASA	2,600	39,873
	Schibsted ASA	1,097	28,174
# *	Sevan Marine ASA	5,971	61,344
*	Songa Offshore ASA	2,600	36,638
	SpareBanken 1 SMN	4,200	36,374
	Statoil Hydro ASA	3,200	98,161
	StatoilHydro ASA Sponsored ADR	1,000	30,630
	Storebrand ASA	15,400	119,699
*	Subsea 7, Inc.	4,000	89,393
#	Tandberg ASA Series A	3,000	64,897
	Telenor ASA	2,700	42,435
*	TGS Nopec Geophysical Co. ASA	900	12,018
#	Tomra Systems ASA	6,600	44,674
	Veidekke ASA	6,564	41,944
	Wilh. Wilhelmsen ASA	970	30,339
	Yara International ASA	1,810	112,071
TOTAL — NORWAY			2,057,214

PHILIPPINES — (0.0%)
COMMON STOCKS — (0.0%)
	Ayala Corp. Series A	990	6,417
	Ayala Land, Inc.	23,100	5,107
	Bank of the Philippine Islands	8,640	8,672
	Philippine Long Distance Telephone Co. Sponsored ADR	200	11,858
TOTAL — PHILIPPINES			32,054

41

POLAND — (0.4%)
COMMON STOCKS — (0.4%)
	Asseco Poland SA	1,501	40,836
	Bank Pekao SA	522	41,474
	Bank Zackodni WBK SA	582	44,795
*	Echo Investment SA	22,792	44,820
	Emperia Holding SA	687	24,474
*	Getin Holdings SA	8,089	34,460
*	Grupa Lotos SA	2,987	35,630
	KGHM Polska Miedz SA	1,713	57,673
	Kredyt Bank SA	3,810	23,442
*	Mondi Packaging Paper Swiecie SA	1,538	24,937
	Mostostal Siedlce SA	15,525	35,249
*	Netia Holdings SA	27,046	35,544
*	PBG SA	323	33,660
	Polski Koncern Naftowy Orlen SA	7,594	109,726
	Polskie Gornictwo Naftowe I Gazownictwo SA	21,044	31,559
	Powszechna Kasa Oszczednosci Bank Polski SA	1,817	39,059
	Telekomunikacja Polska SA	3,871	38,838
TOTAL — POLAND			696,176

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	11,801	39,657
	Banco Comercial Portugues SA	27,193	46,981
	Banco Espirito Santo SA	3,583	46,297
	Brisa SA	2,365	21,988
	Cimpor Cimentos de Portugal SA	6,376	40,047
	Energias de Portugal SA	15,409	78,261
	Energias de Portugal SA Sponsored ADR	100	5,109
	Galp Energia SGPS SA Series B	2,006	40,336
	Jeronimo Martins SGPS SA	4,778	40,930
	Mota-Engil SGPS SA	5,150	27,475
	Portucel-Empresa Produtora de Pasta de Papel SA	2,159	6,419
	Portugal Telecom SA	1,743	18,210
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,898	38,482
	Sociedade de Investimento e Gestao SGPS SA	557	6,267
	Sonae SGPS SA	6,633	6,749
*	Sonaecom SGPS SA	6,219	17,768
TOTAL — PORTUGAL			480,976

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
	Allgreen Properties, Ltd.	7,000	3,938
*	Asia Food and Properties, Ltd.	48,000	16,475
	Bukit Sembawang Estates, Ltd.	3,000	14,537
	Capitaland, Ltd.	28,000	85,523
*	Chartered Semiconductor Manufacturing, Ltd.	77,000	26,202

42

	City Developments, Ltd.	9,000	65,281
	Comfortdelgro Corp., Ltd.	43,000	45,472
	Cosco Corp. (Singapore), Ltd.	16,000	25,574
	DBS Group Holdings, Ltd.	9,000	113,800
	Ezra Holdings Pte, Ltd.	20,000	25,321
	Fraser & Neave, Ltd.	32,000	98,131
	Guocoland, Ltd.	12,000	16,007
	Hotel Properties, Ltd.	25,000	31,210
	Jardine Cycle & Carriage, Ltd.	7,000	87,303
	Keppel Corp., Ltd.	4,000	27,778
	Keppel Land, Ltd.	15,000	40,744
	Keppel Telecommunications and Transportation, Ltd.	10,000	37,236
#	Neptune Orient Lines, Ltd.	22,000	34,671
	Olam International, Ltd.	15,000	22,027
	Overseas Chinese Banking Corp., Ltd.	20,000	113,336
	Parkway Holdings, Ltd.	24,000	37,604
	Raffles Education Corp., Ltd.	48,000	28,212
	SembCorp Industries, Ltd.	19,000	55,152
	SembCorp Marine, Ltd.	16,000	42,407
	Singapore Airlines, Ltd.	9,000	96,248
*	Singapore Exchange, Ltd.	5,000	22,079
	Singapore Land, Ltd.	2,000	7,733
	Singapore Petroleum Co., Ltd.	8,000	30,057
	Singapore Post, Ltd.	50,000	35,848
	Singapore Press Holdings, Ltd.	27,000	78,102
	Singapore Technologies Engineering, Ltd.	22,000	43,458
	Singapore Telecommunications, Ltd.	30,000	74,042
	SMRT Corp., Ltd.	30,000	38,789
	United Engineers, Ltd.	10,000	18,947
	United Industrial Corp., Ltd.	26,000	44,106
	United Overseas Bank, Ltd.	6,000	79,862
	UOB-Kay Hian Holdings, Ltd.	18,000	16,413
	UOL Group, Ltd.	21,000	42,457
	Venture Corp., Ltd.	8,000	56,189
	Wheelock Properties, Ltd.	29,000	26,700
	Wilmar International, Ltd.	11,000	29,133
	Wing Tai Holdings, Ltd.	39,000	36,758
	Yanlord Land Group, Ltd.	25,000	27,915
TOTAL — SINGAPORE			1,898,777

SOUTH AFRICA — (1.7%)
COMMON STOCKS — (1.7%)
	ABSA Group, Ltd.	6,578	92,866
*	Adcock Ingram Holdings, Ltd.	2,791	13,597
	Aeci, Ltd.	945	8,221
	African Bank Investments, Ltd.	16,154	58,109
	African Oxygen, Ltd.	6,500	22,777
	African Rainbow Minerals, Ltd.	858	28,809
	Anglo American Platinum Corp., Ltd.	117	14,738
	AngloGold Ashanti, Ltd.	1,191	32,016
	AngloGold Ashanti, Ltd. Sponsored ADR	500	13,460

43

	ArcelorMittal South Africa, Ltd.	1,207	28,433
	Aspen Pharmacare Holdings, Ltd.	1,883	11,414
	Astral Foods, Ltd.	1,641	21,911
	Aveng, Ltd.	12,549	107,819
	Barloworld, Ltd.	8,888	78,719
	Bidvest Group, Ltd.	5,075	74,977
	Data Tec, Ltd.	11,758	44,683
	Dimension Data Holdings P.L.C.	7,211	6,970
	Discovery Holdings, Ltd.	2,335	6,728
	Exxaro Resources, Ltd.	1,182	17,621
	FirstRand, Ltd.	35,743	76,115
	Foschini, Ltd.	8,754	48,235
	Gold Fields, Ltd. Sponsored ADR	11,700	106,470
	Grindrod, Ltd.	14,392	46,753
	Group Five, Ltd.	6,846	49,756
*	Harmony Gold Mining Co., Ltd.	853	7,439
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	9,000	78,390
	Illovo Sugar, Ltd.	9,816	32,527
	Impala Platinum Holdings, Ltd.	1,034	29,175
	Imperial Holdings, Ltd.	6,634	46,436
	Investec, Ltd.	3,782	28,177
	JD Group, Ltd.	11,626	45,363
	Kumba Iron Ore, Ltd.	172	5,612
	Liberty Group, Ltd.	6,183	56,413
	Massmart Holdings, Ltd.	942	10,152
	Medi-Clinic Corp., Ltd.	14,647	34,940
*	Merafe Resources, Ltd.	103,969	37,637
*	Metorex, Ltd.	16,362	34,723
	Metropolitan Holdings, Ltd.	33,944	56,399
	Mondi, Ltd.	9,512	61,608
	MTN Group, Ltd.	3,702	56,917
	Murray & Roberts Holdings, Ltd.	1,124	15,170
	Nampak, Ltd.	24,677	47,077
	Naspers, Ltd. Series N	4,333	108,818
	Nedbank Group, Ltd.	4,967	67,095
	Network Healthcare Holdings, Ltd.	31,089	34,661
	New Clicks Holdings, Ltd.	22,044	44,292
	Northam Platinum, Ltd.	842	5,860
	Palabora Mining Co., Ltd.	1,699	22,850
	Pretoria Portland Cement Co., Ltd.	11,220	49,464
	PSG Group, Ltd.	3,003	7,162
	Reunert, Ltd.	6,788	51,163
	Sanlam, Ltd.	59,787	137,922
	Santam, Ltd.	3,905	40,569
	Sappi, Ltd.	534	5,622
#	Sappi, Ltd. Sponsored ADR	6,300	66,780
	Sasol, Ltd. Sponsored ADR	1,900	104,481
	Shoprite Holdings, Ltd.	2,361	14,075
	Standard Bank Group, Ltd.	9,967	116,283
	Steinhoff International Holdings, Ltd.	48,470	115,898
	Sun International, Ltd.	657	8,040
	Telkom South Africa, Ltd.	1,142	20,646

44

	Telkom South Africa, Ltd. Sponsored ADR	800	57,856
	The Spar Group, Ltd.	6,545	45,902
	Tiger Brands, Ltd.	2,791	49,090
	Tongaat-Hulett, Ltd.	4,273	43,276
	Trencor, Ltd.	11,250	34,907
	Truworths International, Ltd.	13,658	55,346
	Woolworths Holdings, Ltd.	37,736	61,524
TOTAL — SOUTH AFRICA			3,064,934

SOUTH KOREA — (3.5%)
COMMON STOCKS — (3.5%)
	Cheil Industrial, Inc.	1,570	74,388
	Cheil Worldwide, Inc.	80	17,003
*	CJ Corp.	992	51,935
	Daegu Bank Co., Ltd.	2,640	29,267
	Daelim Industrial Co., Ltd.	1,027	63,299
	Daewoo Engineering & Construction Co., Ltd.	4,420	46,941
	Daewoo International Corp.	1,040	31,012
#	Daewoo Motor Sales Corp.	1,570	27,247
	Daewoo Securities Co., Ltd.	5,180	77,620
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,040	32,901
	Daewoong Pharmaceutical Co., Ltd.	521	31,473
	Daishin Securities Co., Ltd.	1,040	16,812
	DC Chemical Co., Ltd.	54	14,591
	Dong-A Pharmaceutical Co., Ltd.	405	41,347
	Dongkuk Steel Mill Co., Ltd.	1,670	59,509
#	Doosan Construction & Engineering Co., Ltd.	7,860	42,807
# *	Doosan Corp.	264	29,616
	Doosan Infracore Co., Ltd.	590	11,398
	E1 Corp.	357	31,142
	GS Engineering & Construction Corp.	151	11,595
	GS Holdings Corp.	2,370	59,704
	Halla Climate Control Corp.	4,010	37,348
	Hana Financial Group, Inc.	3,160	111,945
	Hanil Cement Manufacturing Co., Ltd.	445	29,847
*	Hanjin Heavy Industries and Construction Holdings Co., Ltd.	1,540	23,792
#	Hanjin Shipping Co., Ltd.	2,130	54,114
	Hankook Tire Manufacturing Co., Ltd.	4,560	66,602
	Hanmi Pharm Co., Ltd.	268	29,197
	Hanwha Chemical Corp.	3,240	30,542
	Hanwha Corp.	1,010	34,261
*	Hite Brewery Co., Ltd.	63	12,092
	Hite Holdings Co., Ltd.	79	2,488
	Honam Petrochemical Corp.	498	29,447
	Hotel Shilla Co., Ltd.	1,570	30,992
# *	Hynix Semiconductor, Inc.	6,850	120,557
	Hyosung T & C Co., Ltd.	841	56,488
#	Hyundai Auton Co., Ltd.	7,910	27,696
# *	Hyundai Corp.	1,340	29,287
	Hyundai Department Store Co., Ltd.	708	57,819
	Hyundai Development Co.	2,397	90,532

45

	Hyundai Engineering & Construction Co., Ltd.	197	10,096
	Hyundai Heavy Industries Co., Ltd.	122	26,516
	Hyundai Hysco	3,150	30,573
	Hyundai Marine & Fire Insurance Co., Ltd.	920	15,159
	Hyundai Mipo Dockyard Co., Ltd.	483	69,093
	Hyundai Mobis	1,196	99,313
	Hyundai Motor Co., Ltd.	1,690	110,416
	Hyundai Securities Co., Ltd.	5,950	60,180
	Hyundai Steel Co.	1,910	88,398
*	Industrial Bank of Korea	1,150	16,334
	Kangwon Land, Inc.	930	16,326
	KCC Corp.	263	86,269
# *	Kia Motors Corp.	8,210	97,907
#	Kookmin Bank Sponsored ADR	4,000	219,200
	Korea Electric Power Corp. Sponsored ADR	400	6,020
	Korea Exchange Bank	4,160	52,100
# *	Korea Express Co., Ltd.	202	17,739
	Korea Gas Corp.	517	37,221
	Korea Investment Holdings Co., Ltd.	1,590	52,040
	Korea Iron & Steel Co., Ltd.	290	12,357
	Korea Komho Petrochemical Co., Ltd.	770	21,434
	Korea Line Corp.	319	51,095
	Korea Reinsurance Co., Ltd.	1,920	17,620
	Korea Zinc Co., Ltd.	153	17,686
	Korean Air Co., Ltd.	1,402	49,318
*	KP Chemical Corp.	5,660	32,264
	KT Corp. Sponsored ADR	800	16,288
*	KT Freetel, Ltd.	2,940	77,138
	KT&G Corp.	457	38,411
	Kumho Industrial Co., Ltd.	180	2,419
	Kyobo Securities Co., Ltd.	2,560	25,494
	LG Chemical, Ltd.	860	74,449
	LG Corp.	556	31,735
	LG Dacom Corp.	2,660	49,807
# *	LG Display Co., Ltd. ADR	5,000	61,600
	LG Electronics, Inc.	357	32,889
	LG Household & Healthcare Co., Ltd.	84	14,523
	LG International Corp.	1,750	36,546
	LIG Insurance Co., Ltd.	950	17,700
	Lotte Chilsung Beverage Co., Ltd.	52	46,455
	Lotte Confectionary Co., Ltd.	17	20,435
*	Lotte Midopa Co., Ltd.	3,520	27,253
*	Lotte Shopping Co., Ltd.	252	68,572
	LS Corp.	605	43,842
	LS Industrial Systems Co., Ltd.	780	33,242
	Meritz Fire Marine Insurance Co., Ltd.	2,020	17,422
	Mirae Asset Securities Co., Ltd.	175	14,237
	NCsoft Corp.	850	40,521
	Nong Shim Co., Ltd.	190	38,240
	ORION Corp.	102	20,451
	Ottogi Corp.	244	36,728
	Pacific Corp.	292	35,123

46

	POSCO ADR	1,300	139,230
	Pusan Bank	5,930	65,947
	S1 Corp.	658	36,141
	Samchully Co., Ltd.	210	33,386
*	Samsung Card Co., Ltd.	1,395	50,841
	Samsung Corp.	2,378	103,236
	Samsung Electro-Mechanics Co., Ltd.	2,580	76,520
	Samsung Electronics Co., Ltd.	997	467,665
	Samsung Fine Chemicals Co., Ltd.	370	18,032
	Samsung Fire and Marine Insurance, Ltd.	299	54,302
	Samsung Heavy Industries Co., Ltd.	1,040	29,579
*	Samsung SDI Co., Ltd.	1,485	112,808
	Samsung Securities Co., Ltd.	1,182	64,047
	Samsung Techwin Co., Ltd.	344	9,814
	Seah Besteel Corp.	1,820	41,684
#	Seoul Securities Co., Ltd.	30,690	30,041
	Shinhan Financial Group Co., Ltd. ADR	1,200	108,180
	Shinsegae Co., Ltd.	111	55,118
	Sindo Ricoh Co., Ltd.	590	33,086
	SK Chemicals Co., Ltd.	960	27,425
	SK Co., Ltd.	1,299	129,386
	SK Energy Co., Ltd.	943	73,697
	SK Gas Co., Ltd.	560	35,932
*	SK Networks Co., Ltd.	2,560	39,190
	SK Telecom Co., Ltd.	191	35,191
	SK Telecom Co., Ltd. ADR	300	6,120
	SKC Co., Ltd.	2,090	35,693
	S-Oil Corp.	843	49,990
*	Ssangyong Cement Industry Co., Ltd.	4,260	36,567
	STX Shipbuilding Co., Ltd.	1,360	22,875
	Sunkyong Securities Co., Ltd.	15,120	24,459
	Tae Kwang Industrial Co., Ltd.	45	39,322
	Tai Han Electric Wire Co., Ltd.	910	26,322
	Tong Yang Securities, Inc.	5,010	44,889
	Woongjin Coway Co., Ltd.	660	20,090
	Woongjin.Com Co., Ltd.	1,870	22,529
	Woori Investment & Securities Co., Ltd.	4,170	72,383
	Youngpoong Corp.	97	42,590
	Yuhan Corp.	286	58,729
TOTAL — SOUTH KOREA			6,283,883

SPAIN — (2.6%)
COMMON STOCKS — (2.6%)
	Abengoa SA	579	15,485
	Abertis Infraestructuras SA	4,659	96,233
	Acciona SA	574	114,142
	Acerinox SA	4,384	82,857
	Actividades de Construccion y Servicios SA	2,882	127,614
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	30,600	514,998
	Banco de Sabadell SA	20,476	159,426
	Banco de Valencia SA	3,124	31,883

47

	Banco Espanol de Credito SA	2,455	33,549
	Banco Guipuzcoano SA	2,588	28,836
#	Banco Pastor SA	4,133	40,021
#	Banco Popular Espanol SA	16,849	178,051
	Banco Santander SA Sponsored ADR	65,000	1,103,700
	Bankinter SA	2,461	26,133
	Cementos Portland Valderrivas SA	517	28,395
	Cia Espanola de Petroleous SA	367	37,919
	Cintra Concesiones de Infraestructuras de Transporte SA	3,303	38,241
	Construcciones y Auxiliar de Ferrocarriles SA	91	37,866
	Ebro Puleva SA	4,362	75,237
	Electnor SA	388	15,219
	Enagas SA	2,871	72,985
	Faes Farma SA	4,281	34,949
	Fomento de Construcciones y Contratas SA	1,666	83,453
	Gamesa Corporacion Tecnologica SA	755	35,708
	Gas Natural SDG SA	1,569	72,689
	Grifols SA	1,274	37,817
	Grupo Catalana Occidente SA	1,332	37,965
	Grupo Empresarial Ence SA	5,055	36,382
	Grupo Ferrovial SA	2,309	115,371
	Iberdrola SA	11,468	138,182
	Iberia Lineas Aereas de Espana SA	10,239	30,355
	Indra Sistemas SA	1,522	38,962
	Industria de Diseno Textil SA	1,747	81,247
	La Seda de Barcelona SA	20,982	28,809
	NH Hoteles SA	2,736	33,364
	Obrascon Huarte Lain SA	1,041	29,372
	Promotora de Informaciones SA	2,904	25,289
	Prosegur Cia de Seguridad SA	876	34,965
	Red Electrica Corporacion SA	918	54,162
	Repsol YPF SA Sponsored ADR	8,600	265,310
	Sacyr Vallehermoso SA	3,113	56,306
	SOS Cuetara SA	1,816	36,246
	Telefonica SA Sponsored ADR	3,000	222,210
	Tubacex SA	4,111	35,124
	Tubos Reunidos SA	3,357	18,964
	Union Fenosa SA	1,956	49,565
	Vidrala SA	1,196	33,954
	Viscofan SA	1,834	36,700
	Vocento SA	1,129	12,403
	Zardoya Otis SA	719	14,530
TOTAL — SPAIN			4,589,143

SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
	Aarhuskarlshamn AB	1,325	28,304
	AF AB Series B	1,031	28,224
	Alfa Laval AB	3,125	42,647
	Assa Abloy AB Series B	8,570	122,409
#	Atlas Copco AB Series A	3,600	50,251

48

	Atlas Copco AB Series B	400	5,118
	B&B Tools AB	1,800	38,332
	Billerud AB	5,000	39,420
	Boliden AB	9,800	61,738
*	Brostrom AB Series B	5,100	44,810
#	D. Carnegie & Co. AB	4,000	50,100
#	Electrolux AB Series B	7,681	98,550
	Elekta AB Series B	2,400	50,943
#	Eniro AB	4,900	21,291
	Getinge AB	644	14,673
	Hakon Invest AB	2,200	31,303
	Hennes & Mauritz AB Series B	1,021	50,596
	Hexagon AB	3,000	48,351
	Holmen AB Series B	1,855	59,177
	Husqvarna AB Series B	6,352	51,247
	Intrum Justitia AB	2,245	35,043
#	JM AB	2,918	34,947
*	Lindab International AB	1,900	31,118
*	Lundin Petroleum AB	1,800	19,635
	Meda AB Series A	5,900	72,519
	Modern Times Group AB Series B	700	37,051
	NCC AB Series B	1,700	22,239
	NIBE Industrier AB	4,905	33,535
	Nobia AB	5,200	27,900
	Nordea Bank AB	23,508	312,260
*	Oriflame Cosmetics SA	300	17,342
*	Pa Resources AB	4,192	32,421
*	Rezidor Hotel Group AB	8,800	35,916
	Sandvik AB	2,000	24,787
*	SAS AB	5,500	39,345
	Scania AB Series B	2,770	39,613
	Securitas AB Series B	2,505	33,849
	Skandinaviska Enskilda Banken AB Series A	9,184	164,226
#	Skanska AB Series B	11,826	148,793
	SKF AB Series B	3,800	57,548
	SSAB Svenskt Stal AB Series A	3,700	90,207
	SSAB Svenskt Stal AB Series B	340	7,370
	Svenska Cellulosa AB Series B	10,319	117,227
	Svenska Handelsbanken AB Series A	5,100	122,714
	Swedbank AB Series A	6,318	111,025
	Swedish Match AB (Frueher Svenska Taendsticks AB)	3,800	74,932
	Tele2 AB Series B	6,900	106,130
	Telefonaktiebolaget LM Ericsson Series B	13,192	150,590
	Telefonaktiebolaget LM Erricson Sponsored ADR	11,700	133,614
	TeliaSonera AB	18,862	131,448
#	Trelleborg AB Series B	700	12,134
	Volvo AB Series A	4,400	48,035
	Volvo AB Series B	8,600	97,477
	Volvo AB Sponsored ADR	1,200	13,733
TOTAL — SWEDEN			3,374,207

49

SWITZERLAND — (4.7%)
COMMON STOCKS — (4.7%)
	ABB, Ltd.	2,234	54,795
	ABB, Ltd. Sponsored ADR	2,100	51,597
*	Actelion, Ltd.	1,303	74,794
	Adecco SA	4,785	224,521
	Allreal Holding AG	416	48,336
	Bachem Holdings AG	138	11,504
	Baloise-Holding AG	1,819	155,621
	Bank Sarasin & Cie Series B	740	31,890
	Banque Cantonale Vaudoise	23	6,962
	Barry Callebaut AG	32	21,007
*	Basilea Pharmaceutica AG	126	19,391
	Basler Kantonalbank	137	14,418
	Belimo Holdings AG	16	15,037
	Berner Kantonalbank	31	6,557
	BKW FMB Energie AG	400	45,017
	Bobst Group AG	567	39,934
	Bucher Industries AG	206	42,236
*	Centralschweizerische Kraftwerke AG	14	6,789
	Charles Voegele Holding AG	65	3,375
	Ciba Specialty Chemicals AG	3,355	82,637
	Clariant AG	10,582	95,039
	Compagnie Financiere Richemont AG Series A	9,139	531,752
	Conzzeta AG	8	18,985
	Credit Suisse Group AG	309	14,332
	Credit Suisse Group AG Sponsored ADR	16,900	783,822
	Dufry Group	101	7,317
	Efg International AG	1,851	56,130
	Elektrizitaets-Gesellschaft Laufenberg AG	29	35,974
	Ems-Chemie Holding AG	371	45,615
	Energiedienst Holding AG	210	12,952
	Flughafen Zuerich AG	154	56,079
	Forbo Holding AG	17	7,164
	Galenica Holding AG	130	51,482
	Geberit AG	714	103,924
	George Fisher AG	148	56,179
	Givaudan SA	225	187,231
	Helvetia Holding AG	59	18,286
	Holcim, Ltd.	1,550	111,446
	Jelmoli Holding AG	22	53,813
	Julius Baer Holdings, Ltd. AG	1,396	84,954
	Komax Holding AG	280	34,142
	Kudelski SA	3,132	40,047
	Kuehne & Nagel International AG	976	77,269
	Kuoni Reisen Holding AG	146	69,405
	Lindt & Spruengli AG	3	82,879
*	Logitech International SA	2,490	66,377
	Lonza Group AG	892	125,920
	Luzerner Kantonalbank AG	21	4,924
*	Meyer Burger Technology AG	122	36,300
	Mobimo Holding AG	216	34,937

50

	Nestle SA	10,602	467,120
	Nobel Biocare Holding AG	667	22,371
	Novartis AG ADR	13,500	751,140
*	Oerlikon Corp.	47	10,993
	Panalpina Welttransport Holding AG	120	9,539
	Partners Group Holdings AG	339	45,122
	PubliGroupe SA	194	40,133
	Rieters Holdings AG	152	49,240
	Roche Holding AG Bearer	97	17,815
	Roche Holding AG Genusschein	2,659	447,452
	Romande Energie Holding SA	11	28,939
	Schindler Holding AG	464	33,166
	Schweiter Technology AG	55	21,151
	Schweizerhall Holding AG	190	38,802
	Schweizerische National Versicherungs Gesellschaft	37	23,833
	SGS SA	53	67,910
	Sika AG	88	111,612
	Sonova Holding AG	624	45,135
	St. Galler Kantonalbank	25	10,646
	Straumann Holding AG	170	45,557
	Sulzer AG	863	106,037
	Swatch Group AG	559	131,382
	Swiss Life Holding AG	1,349	245,416
	Swiss Re	7,674	472,016
	Swisscom AG	182	58,319
	Syngenta AG ADR	2,700	144,936
	Tecan Group AG	810	45,902
*	Temenos Group AG	1,408	36,945
	The Swatch Group AG	1,207	54,221
*	UBS AG	1,982	43,081
*	UBS AG ADR	500	10,945
	Valiant Holding AG	447	79,598
	Valora Holding AG	177	41,957
	Vontobel Holdings AG	504	16,773
	Zuger Kantonalbank	2	6,537
	Zurich Financial SVCS AG	3,086	805,651
TOTAL COMMON STOCKS			8,448,486

RIGHTS/WARRANTS — (0.0%)
*	Berner Kantonalbank Rights 08/19/08	31	150
TOTAL — SWITZERLAND			8,448,636

TAIWAN — (2.4%)
COMMON STOCKS — (2.4%)
	Acer, Inc.	31,465	62,777
	Advanced Semiconductor Engineering, Inc. ADR	1,131	4,041
	Altek Corp.	31,891	40,817
	Asia Cement Corp.	38,160	42,063
	Asustek Computer, Inc.	16,495	37,923
	AU Optronics Corp. Sponsored ADR	7,559	90,266

51

	Catcher Co., Ltd.	6,000	20,135
	Cathay Financial Holdings Co., Ltd.	2,100	4,015
	Cathay Real Estate Development Co., Ltd.	31,000	13,093
	Chang Hwa Commercial Bank	168,000	99,412
	Chi Mei Optoelectronic Corp.	97,350	81,762
*	China Airlines	129,000	43,612
	China Development Financial Holding Corp.	395,650	124,699
	China Motor Co., Ltd.	59,000	34,434
*	China Petrochemical Development Corp.	73,000	26,233
	China Steel Corp.	24,720	30,257
	Chinatrust Financial Holdings Co., Ltd.	119,000	76,567
	Chung Hung Steel Corp.	26,000	15,702
	Chungwa Picture Tubes Co., Ltd.	121,000	25,281
*	CMC Magnetics Corp.	62,000	15,955
	Compal Electronics, Inc.	146,730	131,624
	CTCI Corp.	37,444	24,835
	Delta Electronics Industrial Co., Ltd.	16,000	42,855
	D-Link Corp.	8,160	9,833
	E.Sun Financial Holding Co., Ltd.	126,880	48,872
	Epistar Corp.	17,169	30,726
	Eternal Chemical Co., Ltd.	25,300	19,414
*	Eva Airways Corp.	124,000	45,390
	Evergreen International Storage & Transport Corp.	56,000	36,336
	Evergreen Marine Corp., Ltd.	22,000	12,467
	Far East Textile, Ltd.	13,260	12,164
	Far Eastern Department Stores, Ltd.	34,650	25,397
*	Far Eastern International Bank	65,000	16,483
	First Financial Holding Co., Ltd.	53,636	40,493
	Formosa Chemicals & Fiber Co., Ltd.	68,000	116,768
	Formosa Plastics Corp.	49,000	95,484
	Formosa Taffeta Co., Ltd.	70,000	52,903
*	Foxconn Technology Co., Ltd.	4,000	19,744
	Fubon Financial Holding Co., Ltd.	100,000	84,224
	Giga-Byte Technology Co., Ltd.	53,000	36,756
	Greatek Co., Ltd.	18,020	19,256
	Highwealth Construction Corp.	33,604	28,237
*	Hon Hai Precision Industry Co., Ltd.	17,000	85,281
	Hotai Motor Co., Ltd.	15,000	37,684
	HTC Corp.	3,000	55,587
	Hua Nan Financial Holding Co., Ltd.	77,520	57,608
	Innolux Display Corp.	39,600	64,378
	Inventec Corp.	71,400	41,888
	Lee Chang Yung Chemical Industry Corp.	44,000	39,460
	Lien Hwa Industrial Corp.	53,548	24,336
	Lite-On Technology Corp.	63,315	62,204
	Macronix International Co., Ltd.	105,038	41,643
	Media Tek, Inc.	2,020	23,195
	Mega Financial Holding Co., Ltd.	137,000	86,146
	Mitac International Corp.	27,039	15,158
	Nan Ya Plastic Corp.	44,000	68,835
	Nankang Rubber Tire Co., Ltd.	39,000	36,134
*	Nanya Technology Co., Ltd.	111,000	37,364

52

	Oriental Union Chemical Corp.	36,720	26,771
*	Pan-International Industrial Corp.	14,000	25,438
	Pou Chen Corp.	21,999	16,743
	President Chain Store Corp.	13,000	38,193
	Prince Housing & Development Corp.	26,000	8,751
	Qisda Corp.	23,760	11,961
	Quanta Computer, Inc.	25,750	38,700
	Realtek Semiconductor Corp.	8,160	16,487
*	Ritek Corp.	297,000	57,911
	Ruentex Development Co., Ltd.	24,000	19,064
	Ruentex Industries, Ltd.	49,000	39,447
	Shihlin Electric & Engineering Corp.	25,000	26,923
	Shin Kong Financial Holding Co., Ltd.	122,848	67,494
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	18,067
	Sincere Navigation Corp.	41,125	54,574
	SinoPac Holdings Co., Ltd.	201,000	70,003
*	Sunplus Technology Co., Ltd.	26,000	22,799
*	Ta Chong Bank, Ltd.	139,000	36,103
	Tainan Spinning Co., Ltd.	140,000	47,953
	Taishin Financial Holdings Co., Ltd.	128,000	39,284
*	Taiwan Business Bank	159,000	50,118
	Taiwan Cement Corp.	40,400	39,486
	Taiwan Cooperative Bank	71,300	52,497
	Taiwan Fertilizer Co., Ltd.	4,000	12,305
	Taiwan Glass Industrial Corp.	39,960	29,772
	Taiwan Life Insurance Co., Ltd.	25,000	25,132
	Taiwan Navigation Co., Ltd.	13,000	25,336
	Taiwan Semiconductor Manufacturing Co., Ltd.	39,095	72,008
*	Tatung Co., Ltd.	36,000	13,136
	Teco Electric & Machinery Co., Ltd.	32,000	14,037
	Ton Yi Industrial Corp.	79,000	35,002
	Tung Ho Steel Enterprise Corp.	11,000	14,484
	U-Ming Marine Transport Corp.	10,000	26,360
	Uni-President Enterprises Corp.	38,850	41,777
	United Microelectronics Corp.	244,530	101,942
*	Via Technologies, Inc.	60,000	41,213
	Walsin Lihwa Corp.	86,000	29,776
	Wan Hai Lines Co., Ltd.	24,150	13,079
*	Waterland Financial Holdings	65,000	18,677
*	Winbond Electronics Corp.	161,000	28,952
	Wintek Corp.	23,000	14,320
	Wistron Corp.	26,228	37,975
	Yageo Corp.	193,000	57,182
	Yang Ming Marine Transport Corp.	28,599	13,881
	Yieh Phui Enterprise Co., Ltd.	44,000	17,661
	Yuanta Financial Holding Co., Ltd.	101,000	57,716
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	151,980	49,749
	Yulon Motor Co., Ltd.	15,223	12,214
TOTAL — TAIWAN			4,244,659

53

THAILAND — (0.2%)
COMMON STOCKS — (0.2%)
	Bangkok Bank PCL (Foreign)	13,900	47,903
*	Bank of Ayudhya PCL Foreign NVDR (6075949)	70,100	41,970
*	Bank of Ayudhya PCL Foreign NVDR (6359933)	162,900	97,531
	Banpu PCL (Foreign)	400	4,579
	Kasikornbank PCL (Foreign)	10,200	21,449
	Krung Thai Bank PCL (Foreign)	179,200	39,776
	PTT Chemical PCL (Foreign)	22,500	49,613
	PTT Exploration & Production PCL (Foreign)	1,600	6,963
*	PTT PCL (Foreign)	1,900	14,760
*	Siam City Bank PCL (Foreign)	100,800	41,509
	Siam Commercial Bank PCL (Foreign)	15,700	35,994
	Thai Oil PCL (Foreign)	20,500	29,786
TOTAL — THAILAND			431,833

TURKEY — (0.4%)
COMMON STOCKS — (0.4%)
	Akbank T.A.S.	12,336	63,295
	Aksigorta A.S.	10,266	43,624
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	606	6,499
*	Asya Katilim Bankasi A.S.	15,598	33,864
	BIM BirlesikMagazalar A.S.	1,055	40,751
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,287	27,332
*	Dogan Sirketler Grubu Holding A.S.	38,701	56,258
	Dogus Otomotiv Servis ve Ticaret A.S.	11,261	37,116
	Enka Insaat ve Sanayi A.S.	709	6,285
	Eregli Demir ve Celik Fabrikalari Turk A.S.	3,550	23,846
	Ford Otomotiv Sanayi A.S.	4,664	35,953
*	Koc Holding A.S. Series B	14,879	51,472
	Migros Turk A.S.	430	7,794
*	Sekerbank TAS	18,468	35,000
	Tupras-Turkiye Petrol Rafinerileri A.S.	699	16,373
*	Turk Sise ve Cam Fabrikalari A.S.	34,650	46,749
	Turkcell Iletisim Hizmetleri A.S.	1,136	7,515
*	Turkiye Garanti Bankasi A.S.	3,926	11,623
	Turkiye Is Bankasi A.S.	16,132	76,641
	Turkiye Vakiflar Bankasi T.A.O.	23,300	44,039
*	Yapi ve Kredi Bankasi A.S.	20,374	45,287
TOTAL — TURKEY			717,316

UNITED KINGDOM — (13.9%)
COMMON STOCKS — (13.9%)
	Aberdeen Asset Management P.L.C.	13,029	34,035
	Admiral Group P.L.C.	410	7,240
	Aegis Group P.L.C.	23,395	47,641
	Aggreko P.L.C.	3,611	47,313
	Alliance & Leicester P.L.C.	1,236	7,330
	Amec P.L.C.	4,712	72,279
	Amlin P.L.C.	10,688	56,378
	Anglo American P.L.C.	4,771	253,607

54

	Anglo Pacific Group P.L.C.	10,303	34,049
	Antofagasta P.L.C.	7,262	81,626
*	Aricom P.L.C.	9,206	7,766
#	ARM Holdings P.L.C. Sponsored ADR	10,000	61,200
	Arriva P.L.C.	4,960	71,553
	Ashmore Group P.L.C.	8,331	38,685
	Ashtead Group P.L.C.	34,933	48,229
	Associated British Foods P.L.C.	6,468	94,890
	AstraZeneca P.L.C. Sponsored ADR	2,500	121,750
	Atkins WS P.L.C.	494	8,344
*	Autonomy Corp. P.L.C.	3,267	68,225
	Aveva Group P.L.C.	1,771	47,255
	Aviva P.L.C.	51,757	483,130
	Babcock International Group P.L.C.	6,334	69,129
	BAE Systems P.L.C.	30,479	266,009
	Balfour Beatty P.L.C.	6,767	50,680
	Barclays P.L.C.	61,149	391,286
	Barclays P.L.C. Sponsored ADR	6,900	177,330
	Barratt Developments P.L.C.	10,847	28,924
	BBA Aviation P.L.C.	15,157	36,640
	Beazley Group P.L.C.	3,182	6,436
	Bellway P.L.C.	1,231	13,724
	Benfield Group, Ltd. P.L.C.	984	6,151
	BG Group P.L.C.	3,731	82,759
	BG Group P.L.C. Sponsored ADR	400	44,468
	BHP Billiton P.L.C.	2,743	85,433
	BHP Billiton P.L.C. ADR	1,300	81,276
	Bodycote P.L.C.	8,266	34,939
	Bovis Homes Group P.L.C.	1,333	10,595
	BP P.L.C.	1,306	12,553
	BP P.L.C. Sponsored ADR	22,300	1,285,149
	Brit Insurance Holdings P.L.C.	16,204	57,058
	British Airways P.L.C.	11,599	52,749
	British American Tobacco P.L.C.	1,341	45,305
	British American Tobacco P.L.C. Sponsored ADR	800	54,400
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,300	44,096
	Britvic P.L.C.	9,086	38,782
	BSS Group P.L.C.	1,035	5,954
	BT Group P.L.C. Sponsored ADR	11,600	363,080
*	BTG P.L.C.	12,819	55,135
	Bunzl P.L.C.	4,831	62,796
	Burberry Group P.L.C.	7,269	59,167
	Cable and Wireless P.L.C.	33,635	108,437
*	Cadbury P.L.C.	3,371	38,686
*	Cadbury P.L.C. Sponsored ADR	4,500	207,540
*	Cairn Energy P.L.C.	477	25,807
	Capita Group P.L.C.	3,644	46,885
	Care UK P.L.C.	700	4,449
	Carillion P.L.C.	13,371	79,905
	Carnival P.L.C.	561	19,233
#	Carnival P.L.C. ADR	1,100	38,159
	Carphone Warehouse Group P.L.C.	11,407	41,233

55

	Catlin Group, Ltd.	8,193	48,702
	Centrica P.L.C.	20,420	121,559
	Charter P.L.C.	3,400	58,747
	Chemring Group P.L.C.	812	34,428
	Close Brothers Group P.L.C.	5,108	58,532
	Cobham P.L.C.	38,911	162,652
*	Colt Telecom Group SA	4,189	9,839
	Compass Group P.L.C.	18,949	126,104
	Connaught P.L.C.	4,925	35,802
	Cookson Group P.L.C.	6,212	73,328
	Cranswick P.L.C.	422	4,814
	Croda International P.L.C.	3,918	49,341
*	CSR P.L.C.	7,799	46,611
	Daily Mail & General Trust P.L.C. Series A	8,028	54,199
	Dairy Crest Group P.L.C.	1,423	12,122
*	Dana Petroleum P.L.C.	3,160	86,512
	Davis Service Group P.L.C.	3,737	23,159
	De La Rue P.L.C.	1,515	24,241
	Debenhams P.L.C.	43,980	39,691
	Diageo P.L.C. Sponsored ADR	1,500	111,600
	Dignity P.L.C.	3,057	41,530
	Dimension Data Holdings P.L.C.	52,360	50,324
	Domino Printing Sciences P.L.C.	4,067	21,820
	Drax Group P.L.C.	2,094	28,403
	DS Smith P.L.C.	15,767	36,805
	DSG International P.L.C.	76,308	68,568
*	easyJet P.L.C.	7,795	46,526
	Electrocomponents P.L.C.	22,257	69,945
	Elementis P.L.C.	4,647	7,124
	Enodis P.L.C.	2,617	15,311
	Enterprise Inns P.L.C.	9,668	53,190
	Evolution Group P.L.C.	21,433	37,978
	Experian P.L.C.	4,378	32,977
	F&C Asset Management P.L.C.	3,888	6,870
	Fenner P.L.C.	9,361	38,779
	Fidessa Group P.L.C.	2,349	40,142
	Filtrona P.L.C.	8,877	29,152
	Firstgroup P.L.C.	2,876	31,697
	Forth Ports P.L.C.	1,388	43,517
	Friends Provident P.L.C.	7,957	14,275
	G4S P.L.C.	17,996	76,370
	Game Group P.L.C.	7,707	37,822
*	Genus P.L.C.	3,034	44,117
	GKN P.L.C.	23,213	103,537
	GlaxoSmithKline P.L.C. Sponsored ADR	5,000	234,850
	Greene King P.L.C.	1,203	11,716
	Greggs P.L.C.	533	34,416
	Halfords Group P.L.C.	9,570	51,227
	Halma P.L.C.	18,161	66,577
	Hampson Industries P.L.C.	11,706	37,634
	Hays P.L.C.	25,465	44,179
	HBOS P.L.C.	62,547	358,017

56

	Helical Bar P.L.C.	6,415	37,386
	Henderson Group P.L.C.	23,416	55,296
	Hikma Pharmaceuticals P.L.C.	2,895	22,017
	Hill & Smith Holdings P.L.C.	6,525	39,855
	Hiscox, Ltd.	12,568	56,628
	HMV Group P.L.C.	15,392	37,019
	Hochschild Mining P.L.C.	1,615	7,398
	Home Retail Group	13,903	64,009
	Homeserve P.L.C.	1,213	31,817
	HSBC Holdings P.L.C.	469	7,380
	HSBC Holdings P.L.C. Sponsored ADR	26,500	2,085,815
	Hunting P.L.C.	1,693	27,467
	ICAP P.L.C.	5,739	49,416
	IG Group Holdings P.L.C.	790	4,970
	IMI P.L.C.	5,617	51,032
*	Imperial Energy Corp. P.L.C.	1,447	30,790
	Imperial Tobacco Group P.L.C. ADR	1,300	86,190
	Inchcape P.L.C.	12,151	57,044
	Informa P.L.C.	7,456	57,731
	Inmarsat P.L.C.	5,113	47,594
	Intercontinental Hotels Group P.L.C. ADR	4,600	62,192
	Intermediate Capital Group P.L.C.	1,820	45,727
	International Personal Finance P.L.C.	9,330	52,627
	International Power P.L.C.	23,313	167,350
	Interserve P.L.C.	4,208	32,156
	Intertek Group P.L.C.	477	8,526
*	Invensys P.L.C.	2,314	11,807
	Investec P.L.C.	12,530	91,607
*	IP Group P.L.C.	3,665	7,343
	ITV P.L.C.	128,226	104,288
	James Fisher & Sons P.L.C.	1,323	14,106
	Jardine Lloyd Thompson Group P.L.C.	6,225	51,214
	JJB Sports P.L.C.	17,573	40,713
	JKX Oil and Gas P.L.C.	5,891	46,454
	John Wood Group P.L.C.	6,982	60,542
	Johnson Matthey P.L.C.	3,238	95,813
	Kazakhmys P.L.C.	4,079	95,719
	Kcom Group P.L.C.	56,484	40,201
	Keller Group P.L.C.	3,270	46,986
	Kesa Electricals P.L.C.	9,053	26,587
	Kier Group P.L.C.	311	6,531
	Kingfisher P.L.C.	53,407	129,005
	Ladbrokes P.L.C.	1,968	8,089
	Laird P.L.C.	3,587	24,781
	Legal and General Group P.L.C.	115,832	211,330
	Lloyds TSB Group P.L.C.	860	4,746
	Lloyds TSB Group P.L.C. Sponsored ADR	13,400	298,016
	Logica P.L.C.	29,595	72,024
	London Stock Exchange Group P.L.C.	6,243	89,714
	Lonmin P.L.C.	881	55,643
	Man Group P.L.C.	13,723	141,410
	Marks & Spencer Group P.L.C.	15,216	72,514

57

	Marshalls P.L.C.	7,454	22,620
	Marston’s P.L.C.	2,435	8,682
	Meggitt P.L.C.	19,389	81,062
*	Melrose P.L.C.	13,624	40,089
	Michael Page International P.L.C.	7,849	52,295
	Millennium and Copthorne Hotels P.L.C.	7,179	40,393
	Misys P.L.C.	2,372	7,225
	Mitchells & Butlers P.L.C.	2,195	11,432
	Mitie Group P.L.C.	10,602	43,146
	Mondi P.L.C.	12,657	75,143
	Morgan Crucible Co. P.L.C.	6,203	25,925
	Morgan Sindall P.L.C.	2,754	29,662
	Mothercare P.L.C.	6,110	45,175
	Mouchel Group P.L.C.	5,749	41,633
	N Brown Group P.L.C.	1,420	5,430
	National Express Group P.L.C.	1,860	35,131
	National Grid P.L.C. Sponsored ADR	1,500	98,355
	Next P.L.C.	3,109	59,989
	Northern Foods P.L.C.	3,737	4,426
	Northgate P.L.C.	768	4,817
	Northumbrian Water Group P.L.C.	2,431	13,638
	Novae Group P.L.C.	6,437	35,001
	Old Mutual P.L.C.	25,354	44,841
	Pearson P.L.C.	3,121	38,548
	Pearson P.L.C. Sponsored ADR	11,700	145,080
	Pennon Group P.L.C.	2,716	30,288
	Persimmon P.L.C.	4,171	28,233
	Premier Farnell P.L.C.	12,415	44,109
	Premier Foods P.L.C.	33,698	53,256
*	Premier Oil P.L.C.	1,754	40,123
	Provident Financial P.L.C.	3,529	58,260
	Prudential P.L.C.	22,692	225,347
	Prudential P.L.C. ADR	4,200	83,622
	Punch Taverns P.L.C.	8,432	44,518
	PZ Cussons P.L.C.	2,374	7,531
	Qinetiq P.L.C.	9,464	38,687
	Quintain Estates & Development P.L.C.	3,540	12,193
	Rank Group P.L.C.	26,746	35,769
	Rathbone Brothers P.L.C.	2,582	42,505
	Reckitt Benckiser Group P.L.C.	1,133	57,278
	Reed Elsevier P.L.C. ADR	1,500	68,715
	Regus Group P.L.C.	29,403	39,816
	Renishaw P.L.C.	427	6,509
	Rentokil Initial P.L.C.	25,186	33,299
	Restaurant Group P.L.C.	12,241	31,017
	Rexam P.L.C.	21,258	156,892
	Rio Tinto P.L.C.	48	4,557
	Rio Tinto P.L.C. Sponsored ADR	100	37,972
*	Rolls-Royce Group P.L.C.	35,631	257,162
	Rotork P.L.C.	246	4,904
	Royal Bank of Scotland Group P.L.C.	175,942	748,296
	Royal Dutch Shell P.L.C. ADR	21,100	1,451,469

58

	Royal Dutch Shell P.L.C. Series B	1,788	61,483
	RPS Group P.L.C.	8,359	45,589
	RSA Insurance Group P.L.C.	64,667	177,041
	SABmiller P.L.C.	10,158	218,195
	Sage Group P.L.C.	26,077	99,426
	Sainsbury (J.) P.L.C.	18,273	115,576
*	Salamander Energy P.L.C.	5,796	28,490
	Savills P.L.C.	10,559	55,089
	Schroders P.L.C.	3,341	61,608
	Schroders P.L.C. Non-Voting	2,146	35,165
	Scottish & Southern Energy P.L.C.	5,664	149,186
*	SDL P.L.C.	1,830	12,145
	Senior P.L.C.	3,099	6,229
	Serco Group P.L.C.	6,416	50,194
	Severfield-Rowen P.L.C.	871	3,854
	Severn Trent P.L.C.	2,024	50,183
	Shanks Group P.L.C.	2,075	8,286
	Shire, Ltd. ADR	1,100	58,388
	SIG P.L.C.	2,877	28,353
	Signet Group P.L.C. Sponsored ADR	4,700	54,144
	Smith & Nephew P.L.C. Sponsored ADR	900	54,072
	Smiths Group P.L.C.	3,254	67,659
*	Soco International P.L.C.	1,258	34,476
	Southern Cross Healthcare, Ltd.	2,453	6,780
	Spectris P.L.C.	3,773	56,968
	Speedy Hire P.L.C.	541	4,602
	Spirax-Sarco Engineering P.L.C.	2,518	50,764
	Spirent Communications P.L.C.	29,428	42,636
*	Sports Direct International P.L.C.	22,380	30,713
	SSL International P.L.C.	5,428	46,753
	ST Modwen Properties P.L.C.	1,020	5,619
	St. Jame’s Place P.L.C.	10,434	42,288
	Stagecoach Group P.L.C.	10,388	60,304
	Standard Chartered P.L.C.	11,707	316,601
	Standard Life P.L.C.	44,496	202,711
	Tate & Lyle P.L.C.	15,723	126,717
	Taylor Nelson Sofres P.L.C.	1,172	5,844
	Taylor Wimpey P.L.C.	34,514	33,921
	Tesco P.L.C.	65,009	450,602
	The Berkeley Group Holdings P.L.C.	808	12,470
	The Weir Group P.L.C.	4,418	74,093
	Thomas Cook Group P.L.C.	13,298	55,376
	Thomson Reuters P.L.C.	1,326	37,041
#	Tomkins P.L.C. Sponsored ADR	7,400	80,956
	Travis Perkins P.L.C.	4,528	55,143
	Trinity Mirror P.L.C.	2,801	5,472
	Tullett Prebon P.L.C.	4,582	36,791
	Tullow Oil P.L.C.	3,848	57,677
*	UK Coal P.L.C.	2,544	20,000
	Ultra Electronics Holdings P.L.C.	1,916	48,149
	Umeco P.L.C.	2,042	17,644
	Unilever P.L.C.	294	7,886

59

	Unilever P.L.C. Sponsored ADR	3,900	104,598
	United Business Media P.L.C.	6,715	72,576
*	United Utilities Group P.L.C.	1,491	19,400
*	United Utilities Group P.L.C. ADR	154	4,031
	Vedanta Resources P.L.C.	2,197	72,540
	Venture Production P.L.C.	4,784	71,818
	Victrex P.L.C.	459	6,805
	Vodafone Group P.L.C.	13,189	33,705
	Vodafone Group P.L.C. Sponsored ADR	57,700	1,474,235
	VT Group P.L.C.	3,744	42,029
	WH Smith P.LC.	5,319	37,172
	Whitbread P.L.C.	7,158	146,864
	William Hill P.L.C.	3,630	18,673
	William Morrison Supermarkets P.L.C.	47,505	243,880
	Wincanton P.L.C.	4,479	21,065
	Wolseley P.L.C.	6,372	51,413
	Wolseley P.L.C. ADR	1,000	8,117
	WPP Group P.L.C. Sponsored ADR	800	39,032
	WSP Group P.L.C.	532	5,017
*	Xchanging P.L.C.	8,285	38,298
	Xstrata P.L.C.	5,285	294,656
	Yell Group P.L.C.	29,995	58,790
TOTAL COMMON STOCKS			24,878,986

RIGHTS/WARRANTS — (0.0%)
*	Salamander Energy P.L.C. Rights 08/08/08	132	—
TOTAL — UNITED KINGDOM			24,878,986

		Face
		Amount	Value †
		(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $460,000 FNMA 6.00%, 05/01/38, valued at $463,870) to be repurchased at $453,098	$453	453,000

SECURITIES LENDING COLLATERAL — (6.2%)
§ @	DFA Short Term Investment Fund LP	8,217	8,216,571

@	Repurchase Agreement, Deutsche Bank Securities 2.00%, 09/02/08 (Collateralized by $2,883,807 U.S. Treasury Note/Bond 3.375%, 12/15/08, valued at $2,916,921) to be repurchased at $2,859,739	2,859,104	2,859,104
TOTAL SECURITIES LENDING COLLATERAL			11,075,675

TOTAL INVESTMENTS - (100.0%) (Cost $193,284,974)##			$178,694,367

60

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

INTERNATIONAL SMALL COMPANY PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES - (99.90%)

Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,675,401,653
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,081,062,354
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	870,356,938
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	723,395,639
Investment in the Canadian Small Company Series of the DFA Investment Trust Company	462,561,445
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $4,807,572,123)	4,812,778,029

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07
(Collateralized by $5,485,000 FNMA 5.50%, 04/01/26, valued
at $5,078,280) to be repurchased at $5,000,721 (Cost $4,911,000)	$4,911	4,911,000
TOTAL INVESTMENTS - (100.0%) (Cost $4,812,483,123)##		$4,817,689,029

JAPANESE SMALL COMPANY PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$173,688,930
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $295,160,517)##	$173,688,930

ASIA PACIFIC SMALL COMPANY PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$117,257,056
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $133,812,943)##	$117,257,056

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

UNITED KINGDOM SMALL COMPANY PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$40,172,281
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $40,019,224)##	$40,172,281

CONTINENTAL SMALL COMPANY PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$156,576,875
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $156,047,732)##	$156,576,875

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (25.0%)
COMMON STOCKS — (25.0%)
#	Abacus Property Group	2,995,478	$3,230,355
	Ale Property Group	272,331	698,338
*	APN/UKA European Retail Property Group	1,407,977	311,494
#	Aspen Group	1,463,302	1,657,999
#	Aust Education Trust	345,992	137,788
#	Babcock & Brown Japan Property Trust	2,052,064	1,433,580
#	Bunnings Warehouse Property Trust	955,423	1,544,086
# *	Centro Properties Group	991,457	146,063
	Centro Retail Group	1,279,261	266,218
#	CFS Retail Property Trust	7,211,449	13,292,902
#	Challenger Diversified Property Group	1,201,874	667,021
	Challenger Wine Trust	24,925	12,717
	Commonwealth Property Office Fund	7,178,199	8,534,357
	Dexus Property Group	14,932,051	18,790,147
#	Galileo Japan Trust	1,357,585	341,569
	Goodman Group	6,830,998	18,409,138
	GPT Group	7,346,438	10,838,953
#	ING Industrial Fund	4,045,055	5,505,516
#	ING Office Fund	5,625,492	6,918,813
#	ING Real Estate Community Living Group	1,520,223	474,291
#	ING Real Estate Entertainment Fund	508,853	274,438
	Macquarie Country Wide Trust	5,459,873	4,840,171
#	Macquarie DDR Trust	3,374,462	1,004,412
	Macquarie Leisure Trust Group	727,299	1,181,788
	Macquarie Office Trust	9,797,393	8,679,835
	Mariner American Property Income Trust	257,065	90,853
	MFS Diversified Group	781,289	193,227
#	Mirvac Industrial Trust	1,140,286	282,585
#	Mirvac REIT	1,663,718	766,213
	Reckson New York Property Trust	235,060	48,050
#	Record Realty	596,040	16,836
#	Rubicon America Trust	574,787	40,502
	Rubicon Europe Trust Group REIT	505,643	17,996
#	Stockland Trust Group	5,636,494	25,225,117
#	Tishman Speyer Office Fund	1,359,035	1,295,430
	Trafalgar Corporate Group, Ltd.	40,000	33,564
#	Trinity Group	500,397	376,484
#	Valad Property Group	6,955,633	3,064,758
#	Westfield Group Stapled	1,888,573	27,713,371
TOTAL — AUSTRALIA			168,356,975

1

BELGIUM — (1.6%)
COMMON STOCKS — (1.6%)
#	Befimmo S.C.A.	32,146	3,572,466
	Cofinimmo SA	24,634	4,460,906
	Intervest Offices	14,259	575,546
	Leasinvest Real Estate	3,262	321,152
	Retail Estates	4,527	263,184
	Warehouses De Pauw SCA	20,333	1,257,760
	Wereldhave Belgium	4,278	329,541
TOTAL — BELGIUM			10,780,555

CANADA — (4.4%)
COMMON STOCKS — (4.4%)
#	Allied Properties REIT	35,400	684,462
#	Artis REIT	66,738	981,774
#	Boardwalk REIT	67,716	2,487,214
#	Calloway REIT	109,064	2,177,582
#	Canadian Apartment Properties REIT	85,400	1,355,236
#	Canadian REIT	77,200	2,162,298
#	Chartwell Seniors Housing REIT	196,301	1,473,459
#	Cominar REIT	59,400	1,272,138
#	Dundee REIT	45,500	1,379,827
#	Extendicare REIT	69,200	512,906
#	H&R REIT	188,900	3,269,902
#	Huntingdon REIT	133,900	201,771
#	Innvest REIT	156,100	1,440,742
	Interrent REIT	13,900	28,931
	Lanesborough REIT	29,600	160,294
	Morguard REIT	68,700	824,944
	Northern Property REIT	41,400	937,719
#	Primaris Retail REIT	79,500	1,311,773
#	Riocan REIT	314,758	6,385,277
	Royal Host REIT	48,548	313,198
	Whiterock REIT	14,113	134,245
TOTAL — CANADA			29,495,692

CHINA — (0.0%)
COMMON STOCKS — (0.0%)
#	GZI REIT	1,055,000	350,993

FRANCE — (11.3%)
COMMON STOCKS — (11.3%)
	Acanthe Developement SA	158,071	491,105
	Affine SA	19,841	955,530
*	ANF SA	35,658	1,773,638
#	Cegereal	14,439	582,713
#	Fonciere des Regions	66,775	7,613,239

2

*	ICADE	91,589	8,553,914
#	Klepierre SA	364,110	14,514,420
#	Mercialys	97,412	4,169,619
	Societe de la Tour Eiffel	23,712	2,587,888
	Societe Immobiliere de Location pour l’Industrie et le Commerce	59,870	7,723,720
	Unibail-Rodamco (7076242)	126,150	26,192,553
	Unibail-Rodamco (B1YY4B3)	5,044	1,045,880
TOTAL — FRANCE			76,204,219

GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
	Alstria Office REIT AG	55,615	832,229

GREECE — (0.1%)
COMMON STOCKS — (0.1%)
	Eurobank Properties Real Estate Investment Co.	30,527	356,651

HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
#	Champion REIT	5,298,000	2,608,692
#	Prosperity REIT	2,585,000	495,830
*	Regal REIT	836,000	168,736
*	Sunlight REIT	660,000	154,308
#	The Link REIT	5,908,165	13,889,240
TOTAL — HONG KONG			17,316,806

ITALY — (0.1%)
COMMON STOCKS — (0.1%)
*	Immobiliare Grande Distribuzione	213,686	623,835

JAPAN — (13.2%)
COMMON STOCKS — (13.2%)
	Advance Residence Investment	174	558,102
	BLife Investment Corp.	90	246,640
#	Creed Office Investment Corp.	336	566,576
	CRESCENDO Investment Corp.	160	304,914
	DA Office Investment Corp.	635	2,709,358
#	Easset Investment Corp.	366	670,223
	FC Residential Investment	50	172,175
	Frontier Real Estate Investment Corp.	387	2,230,750
#	Fukuoka REIT Corp.	259	1,289,876
	Global One Real Estate Investment Co.	279	2,935,541

3

	Hankyu REIT, Inc.	219	901,490
#	Japan Excellent, Inc.	445	2,097,431
	Japan Hotel and Resort, Inc.	223	488,120
	Japan Logistics Fund, Inc.	369	2,009,555
	Japan Prime Realty Investment Corp.	1,774	3,841,716
	Japan Real Estate Investment Corp.	1,338	12,479,279
#	Japan Retail Fund Investment	1,105	4,573,791
	Japan Single-residence REIT	107	167,067
	Joint REIT Investment Corp.	280	534,916
	Kenedix Realty Investment Corp.	544	2,448,959
#	LCP Investment Corp.	181	305,412
	MID REIT, Inc.	528	1,055,609
	Mori Hills REIT Investment Corp.	334	1,285,685
#	MORI TRUST Sogo REIT, Inc.	354	3,047,517
#	New City Residence Investment Corp.	468	674,845
	Nippon Accommodations Fund, Inc.	324	1,463,676
	Nippon Building Fund, Inc.	1,526	16,512,127
	Nippon Commercial Investment Corp.	776	1,584,873
	Nippon Hotel Fund Investment Corp.	69	154,082
	Nippon Residential Investment Corp.	709	1,881,640
	Nomura Real Estate Office Fund, Inc.	884	6,345,755
#	ORIX JREIT, Inc.	727	3,937,863
#	Premier Investment Co.	376	1,647,748
#	Prospect Residential Investment Corp.	146	300,619
#	re-Plus Residential Investment, Inc.	191	342,542
#	TGR Investment, Inc.	93	131,465
	TOKYU REIT, Inc.	467	3,387,473
	Top REIT, Inc.	468	1,711,642
#	United Urban Investment Corp.	546	2,293,802
TOTAL — JAPAN			89,290,854

NETHERLANDS — (3.7%)
COMMON STOCKS — (3.7%)
	Corio NV	120,441	8,858,237
	Eurocommercial Properties NV	65,578	2,752,139
#	Nieuwe Steen Investments NV	92,092	2,273,103
	Vastned Offices/Industrial NV	52,203	1,190,115
	VastNed Retail NV	44,255	3,434,980
	Wereldhave NV	58,780	6,555,473
TOTAL — NETHERLANDS			25,064,047

NEW ZEALAND — (0.7%)
COMMON STOCKS — (0.7%)
#	AMP NZ Office Trust	1,373,751	998,538
	Goodman Property Trust	1,939,267	1,532,163
	ING Medical Properties Trust	22,000	16,765
#	ING Property Trust	1,084,125	576,298
	Kiwi Income Property Trust	2,047,805	1,587,700
	Property for Industry, Ltd.	325,987	255,117
TOTAL — NEW ZEALAND			4,966,581

4

SINGAPORE — (4.0%)
COMMON STOCKS — (4.0%)
#	Allco Commercial REIT	1,593,000	784,226
	Ascendas REIT	3,069,000	4,922,463
#	Ascott Residence Trust	1,207,000	743,103
#	Cambridge Industrial Trust	1,885,000	801,521
#	Capitacommercial Trust	2,813,000	3,339,792
#	CapitaMall Trust	3,229,000	6,204,906
#	Capitaretail China Trust	1,118,000	776,249
#	Cdl Hospitality Trusts	1,343,000	1,084,894
	Frasers Centrepoint Trust	932,000	788,050
	Macarthurcook Industrial REIT	21,000	11,139
#	Macquarie Prime REIT	2,066,000	1,528,157
	Mapletree Logistics Trust	4,205,250	1,976,203
#	Suntec REIT	3,996,000	4,090,431
TOTAL — SINGAPORE			27,051,134

SOUTH AFRICA — (0.9%)
COMMON STOCKS — (0.9%)
	Capital Property Fund	105,670	74,038
	Emira Property Fund	716,260	986,340
	Fountainhead Property Trust	2,947,848	2,276,672
	SA Corporate Real Estate Fund	4,392,110	1,510,920
#	Sycom Property Fund	407,792	934,958
TOTAL — SOUTH AFRICA			5,782,928

TAIWAN — (0.3%)
COMMON STOCKS — (0.3%)
	Cathay No.1 REIT	2,570,000	826,641
*	Cathay No.2 REIT	978,000	309,476
*	Fubon No.2 REIT	1,249,000	395,634
*	Shin Kong No.1 REIT	1,532,000	475,541
TOTAL — TAIWAN			2,007,292

UNITED KINGDOM — (16.6%)
COMMON STOCKS — (16.6%)
	A & J Mucklow Group P.L.C.	215,923	928,323
#	Big Yellow Group P.L.C.	253,687	1,573,868
	British Land Co. P.L.C.	1,419,117	19,694,333
	Brixton P.L.C.	1,259,022	5,453,513
	Derwent London P.L.C.	504,866	10,035,985
#	Great Portland Estates P.L.C.	607,438	4,046,061
	Hammerson P.L.C.	849,007	14,647,184
	Land Securities Group P.L.C.	737,589	18,222,926
#	Liberty International P.L.C.	792,246	14,150,153
	McKay Securities P.L.C.	182,699	712,439
	Primary Health Properties P.L.C.	152,877	836,480
	Segro P.L.C	1,355,479	10,781,124

5

	Shaftesbury P.L.C.	811,462	6,247,845
	Town Centre Securities P.L.C.	298,904	1,082,195
	Warner Estate Holdings P.L.C.	418,366	799,907
	Workspace Group P.L.C.	1,241,751	2,968,740
	TOTAL — UNITED KINGDOM		112,181,076

		Face
		Amount	Value †
		(000)

	TEMPORARY CASH INVESTMENTS — (0.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $9,030,000 FNMA 5.00%, 12/25/32, valued at $5,698,816) to be repurchased at $5,615,210	$5,614	5,614,000

	SECURITIES LENDING COLLATERAL — (14.5%)
§ @	DFA Short Term Investment Fund LP	88,726	88,726,011

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $12,031,812 FHLMC 5.000%, 05/01/38; FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 06/01/36 to 06/01/38; & GNMA 3.500%(r), 08/20/38, valued at $9,403,979) to be repurchased at $9,221,779	9,220	9,219,587
	TOTAL SECURITIES LENDING COLLATERAL		97,945,598

	TOTAL INVESTMENTS - (100.0%)
	(Cost $862,258,401) ##		$674,221,465

6

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANIES - (99.9%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	2,330,473	$55,115,687
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	7,003,690	44,734,097

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $99,954,314)		100,849,784

TEMPORARY CASH INVESTMENTS - (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio- Institutional Shares	221,366	221,366

TOTAL INVESTMENTS - (100%) (Cost $100,175,680)##		$101,071,150

1

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (8.0%)
COMMON STOCKS — (8.0%)
#	ABB Grain, Ltd.	3,164,822	$22,303,074
	Adelaide Brighton, Ltd.	10,937,983	33,807,514
*	Aditya Birla Minerals, Ltd.	606,539	842,796
	Adtrans Group, Ltd.	106,051	326,782
	Aevum, Ltd.	319,903	488,751
#	Alesco Corp., Ltd.	1,834,756	10,817,945
*	Altium, Ltd.	279,609	119,834
# *	Amadeus Energy, Ltd.	1,986,783	823,845
	Amalgamated Holdings, Ltd.	1,449,260	5,838,674
#	Amcom Telecommunications, Ltd.	5,033,436	842,832
	Ansell, Ltd.	410,193	4,319,967
# *	Anzon Australia, Ltd.	234,681	193,860
	AP Eagers, Ltd.	78,292	668,898
#	APN News & Media, Ltd.	682,115	1,930,615
*	Arana Therapeutics, Ltd.	166,295	159,136
# *	ARC Energy, Ltd.	4,474,788	4,956,830
	Ariadne Australia, Ltd.	388,607	112,734
#	Atlas Group Holding, Ltd.	1,943,303	1,148,762
	Atlas South Sea Pearl, Ltd.	113,450	36,998
	Ausdrill, Ltd.	2,206,640	4,812,643
	Ausmelt, Ltd.	14,578	13,120
	Austal, Ltd.	654,587	1,335,142
# *	Austar United Communications, Ltd.	1,264,310	1,273,881
	Austereo Group, Ltd.	6,361,682	9,548,250
	Australand Property Group	780,838	423,576
#	Australian Agricultural Co., Ltd.	5,504,487	14,808,661
# *	Australian Pharmaceutical Industries, Ltd.	4,381,937	2,583,093
#	Australian Wealth Management, Ltd.	2,545,222	3,124,207
*	Auto Group, Ltd.	64,351	—
# *	Avexa, Ltd.	732,851	182,082
#	AVJennings, Ltd.	4,414,894	2,379,869
#	AWB, Ltd.	4,675,299	11,706,967
#	Bank of Queensland, Ltd.	156,494	2,115,465
	Beach Petroleum, Ltd.	14,093,682	13,813,267
#	Becton Property Group	859,802	550,740
#	Bendigo Bank, Ltd.	1,891,678	18,618,628
# *	Bendigo Mining, Ltd.	1,441,189	215,666
#	Boom Logistics, Ltd.	818,312	835,015
#	Brickworks, Ltd.	266,159	2,711,860
	BSA, Ltd.	2,141,401	379,900
*	Calliden Group, Ltd.	4,166,068	1,426,723

1

# *	Capral Aluminium, Ltd.	1,860,343	237,702
*	CDS Technologies, Ltd.	15,209	12,407
# *	Cellnet Group, Ltd.	705,391	181,295
#	Centennial Coal Co., Ltd.	8,053,174	39,224,766
	Challenger Financial Services Group, Ltd.	1,528,786	3,532,288
	Chandler Macleod, Ltd.	8,917	1,913
*	Circadian Technologies, Ltd.	144,361	108,175
# *	Citigold Corp., Ltd.	9,179,399	1,377,807
#	Clarius Group, Ltd.	704,234	875,103
*	Clough, Ltd.	7,408,840	5,039,488
*	CMI, Ltd.	320,792	233,427
#	Collection House, Ltd.	1,391,808	728,768
# *	Commander Communications, Ltd.	2,777,174	195,550
	Consolidated Rutile, Ltd.	1,137,703	350,873
*	Coplex Resources NL	351,512	—
*	Coventry Group, Ltd.	540,601	925,460
#	Crane Group, Ltd.	1,965,201	23,292,987
#	Devine, Ltd.	2,240,936	1,668,788
	Downer EDI, Ltd.	3,988,757	25,234,966
*	Ellex Medical Lasers, Ltd.	116,000	28,716
*	Emeco Holdings, Ltd.	1,401,290	1,196,091
#	Energy Developments, Ltd.	4,079,628	10,277,800
	Felix Resources, Ltd.	789,179	13,527,357
*	First Australian Resources, Ltd.	1,078,000	73,779
#	FKP Property Group	1,539,417	5,894,344
	Forest Enterprises Australia, Ltd.	7,034,660	3,200,849
#	Funtastic, Ltd.	2,704,933	960,562
#	Futuris Corp., Ltd.	19,369,028	22,839,546
*	Gale Pacific, Ltd.	245,196	47,027
	Gazal Corp., Ltd.	94,845	149,691
*	Geodynamics, Ltd.	233,867	254,529
*	Globe International, Ltd.	401,909	182,269
	Goodman Fielder, Ltd.	1,536,230	1,937,059
	Gowing Bros., Ltd.	168,139	467,475
# *	Graincorp, Ltd. Series A	619,562	4,652,398
#	GRD, Ltd.	1,260,702	801,353
#	Great Southern, Ltd.	7,749,741	3,903,846
#	Gunns, Ltd.	10,967,619	15,774,988
#	GWA International, Ltd.	3,490,876	8,478,684
*	Haoma Mining NL	440,554	32,085
	HGL, Ltd.	553,377	790,399
#	Housewares International, Ltd.	2,458,477	2,725,793
*	Hudson Investment Group, Ltd.	297,500	22,992
*	Hutchison Telecommunications (Australia), Ltd.	6,074,332	572,533
*	IBA Health Group, Ltd.	713,831	428,855
	IDT Australia, Ltd.	54,605	100,620
	iiNet, Ltd.	501,740	756,391
#	Iluka Resources, Ltd.	7,247,758	27,629,818
	Imdex, Ltd.	202,532	336,256
	Incitec Pivot, Ltd.	285,844	38,887,136
*	Intercard Wireless, Ltd.	62,379	2,410
*	Intermoco, Ltd.	7,514,093	94,231

2

*	Intrepid Mines, Ltd.	44,478	8,768
#	IOOF Holdings, Ltd.	855,180	3,967,762
#	K&S Corp., Ltd.	99,842	264,560
*	Keycorp, Ltd.	181,913	49,086
# *	Kingsgate Consolidated, Ltd.	50,942	215,802
	Kresta Holdings, Ltd.	513,341	99,089
*	Lednium, Ltd.	438,495	30,123
	Lemarne Corp., Ltd.	94,104	314,700
*	Lifestyle Communities, Ltd.	30,575	2,573
#	MacArthur Coal, Ltd.	723,036	8,260,141
#	MacMahon Holdings, Ltd.	4,961,273	7,422,735
	Macquarie Media Group, Ltd.	313,081	949,603
*	Macquarie Telecom Group, Ltd.	30,330	20,936
*	Magellan Petroleum Corp.	63,477	74,403
	MaxiTRANS Industries, Ltd.	4,170,237	2,067,561
# *	McGuigan Simeon Wines, Ltd.	2,534,212	2,089,848
	McPherson’s, Ltd.	1,230,493	3,183,186
*	MEO Australia, Ltd.	286,384	104,612
# *	Mercury Mobility, Ltd.	759,111	83,486
	MFS Diversified Group	1,068,198	264,184
#	Minara Resources, Ltd.	1,344,051	1,775,223
# *	Mineral Deposits, Ltd.	2,726,272	1,203,798
*	Mosaic Oil NL	2,551,848	261,091
	MYOB, Ltd.	4,539,375	4,348,098
	Namoi Cotton Cooperative, Ltd.	801,979	206,394
	National Can Industries, Ltd.	18,850	22,985
#	New Hope Corp., Ltd.	2,354,759	9,386,484
# *	Oceana Gold Corp.	2,309,834	1,256,843
	Onesteel, Ltd.	5,004,023	29,236,895
	Over Fifty Group, Ltd.	32,916	25,135
#	Pacific Brands, Ltd.	14,821,542	28,138,889
	Paperlinx, Ltd.	11,419,223	18,983,445
*	Payce Consolidated, Ltd.	179,001	299,731
*	People Telecom, Ltd.	475,094	16,641
#	Perilya, Ltd.	438,990	197,405
# *	Petsec Energy, Ltd.	429,137	147,752
*	Plantcorp NL	14,403	—
#	PMP, Ltd.	6,679,132	7,115,062
	PPK Group, Ltd.	748,115	449,424
	Prime Media Group, Ltd.	1,169,138	2,386,011
	Programmed Maintenance Service, Ltd.	756,777	2,528,540
#	RCR Tomlinson, Ltd.	690,121	701,422
# *	Resolute Mining, Ltd.	3,233,390	4,420,219
#	Ridley Corp., Ltd.	8,230,155	7,955,551
# *	Roc Oil Co., Ltd.	5,306,977	5,394,122
# *	Samson Oil & Gas, Ltd.	169,452	15,238
	Service Stream, Ltd.	204,762	172,993
#	Seven Network, Ltd.	1,065,558	7,130,007
#	Sigma Pharmaceuticals, Ltd.	2,632,036	2,921,708
#	Spotless Group, Ltd.	1,556,520	4,833,162
	Staging Connections Group, Ltd.	392,136	63,751
#	Straits Resources, Ltd.	577,289	2,723,873

3

#	Sunland Group, Ltd.	5,108,129	10,460,057
*	Tap Oil, Ltd.	3,900,788	3,814,800
	Tassal Group, Ltd.	79,842	160,192
#	Ten Network Holdings, Ltd.	529,291	763,164
#	Thakral Holdings Group	11,239,370	7,232,862
#	Timbercorp, Ltd.	3,748,072	2,718,794
#	Tower Australia Group, Ltd.	5,409,145	13,743,310
#	Troy Resources NL	29,138	39,990
	Trust Co., Ltd.	30,978	203,819
#	UXC, Ltd.	2,606,039	2,313,074
	Village Roadshow, Ltd.	1,765,904	2,574,330
	Vision Group Holdings, Ltd.	6,964	10,616
	Washington H. Soul Pattinson & Co., Ltd.	52,166	500,878
	Watpac, Ltd.	82,971	190,532
#	Wattyl, Ltd.	2,692,280	3,106,815
	Webster, Ltd.	448,331	405,955
	WHK Group, Ltd.	209,114	195,861
	Wide Bay Australia, Ltd.	19,574	155,843
TOTAL COMMON STOCKS			675,230,189

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	1,226,086	1,499,470

RIGHTS/WARRANTS — (0.0%)
# *	Beach Petroleum, Ltd. Rights 06/30/10	1,398,302	118,872
TOTAL — AUSTRALIA			676,848,531

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
#	Agrana Beteiligungs AG	88,339	6,929,401
	Allgemeine Sparkasse Baugesellschaft AG	120	27,287
# *	A-TEC Industries AG	12,735	1,167,314
# *	Austrian Airlines AG	1,239,310	10,868,129
*	BWIN Interactive Entertainment AG	39,488	1,094,886
# *	CA Immobilien Anlagen AG	474,886	6,852,403
*	Eybl International AG	16,503	84,586
	Flughafen Wien AG	128,830	10,449,460
	Frauenthal Holding AG	13,080	291,361
*	General Partners Inmobilienbesitz AG	5,900	13,330
	Lenzing AG	4,089	1,877,618
	Linz Textil Holding AG	212	46,186
	Mayr-Melnhof Karton AG	124,496	9,805,612
	Oberbank AG	36,735	2,530,514
#	Uniqa Versicherungen AG	119,734	3,463,519
	Wolford AG	27,436	820,386
TOTAL COMMON STOCKS			56,321,992

RIGHTS/WARRANTS — (0.0%)
*	Austrian Airlines AG Rights 09/08/08	1,239,310	—

4

*	Eybl International AG Rights 09/05/08	16,503	36,316
TOTAL RIGHTS/WARRANTS			36,316
TOTAL — AUSTRIA			56,358,308

BELGIUM — (1.5%)
COMMON STOCKS — (1.5%)
	Ackermans & Van Haaren	141,005	13,975,544
*	Agfa Gevaert NV	115,670	921,151
	Banque Nationale de Belgique	3,999	17,588,403
#	Barco NV	93,951	4,387,131
	Bekaert SA	145,009	25,287,106
	Compagnie d’Entreprises CFE	37,394	3,924,384
	Compagnie Immobiliere de Belgique SA	44,438	2,599,945
	D’Ieteren NV SA	41,911	10,544,648
	Euronav SA	182,939	7,738,962
	Floridienne SA	1,900	327,120
*	Integrated Production & Test Engineering NV	28,600	198,019
	Jensen-Group NV	55,338	667,864
	Omega Pharma SA	4,951	250,585
*	Papeteries Catala SA	450	43,581
*	Quick Restaurants SA Strip VVPR	27,380	—
*	Real Software NV	12,133	4,447
#	Recticel SA	381,363	4,672,336
	Rosier SA	200	114,322
	Sapec SA	8,276	1,480,582
	Sioen Industries NV	85,817	919,173
	Sipef NV	157	92,136
*	Spector Photo Group SA	82,289	120,490
*	Systemat-Datarelay SA	84,632	642,473
	Tessenderlo Chemie NV	466,977	25,821,438
	VPK Packaging Group SA	725	26,454
# *	Zenitel VVPR	31,091	55,190
TOTAL COMMON STOCKS			122,403,484

RIGHTS/WARRANTS — (0.0%)
*	Zenitel VVPR Contingent Rights	9,327	137
TOTAL — BELGIUM			122,403,621

CANADA — (8.1%)
COMMON STOCKS — (8.1%)
*	20-20 Technologies, Inc.	7,700	30,458
*	Aastra Technologies, Ltd.	14,800	215,769
# *	Abitibibowater, Inc.	227,280	1,494,080
# *	Adaltis, Inc.	57,500	13,268
# *	AEterna Zentaris, Inc.	96,100	110,418
# *	Ainsworth Lumber Co., Ltd.	13,800	16,506
	Airboss of America Corp.	3,000	8,476
	Akita Drilling, Ltd.	7,500	87,234
*	Alberta Clipper Energy, Inc.	361,800	940,448
	Amerigo Resources, Ltd.	28,000	39,292

5

*	Anderson Energy, Ltd.	1,019,700	3,649,331
	Andrew Peller, Ltd.	19,200	167,806
# *	Angiotech Pharmaceuticals, Inc.	1,278,700	2,384,466
*	Apollo Gold Corp.	37,500	12,008
*	ATS Automation Tooling System, Inc.	1,246,901	10,204,906
# *	Ballard Power Systems, Inc.	1,642,200	7,609,365
*	Bankers Petroleum, Ltd.	46,833	213,920
*	Bennett Environmental, Inc.	238,304	51,620
*	Berens Energy, Ltd.	60,000	58,203
#	Biovail Corp.	714,500	7,805,801
# *	Birchcliff Energy, Ltd.	679,200	8,168,567
*	BNK Petroleum, Inc.	14,049	23,155
*	Boralex, Inc. Class A	177,000	2,408,787
	Brampton Brick, Ltd. Series A	9,900	87,411
*	Breaker Energy, Ltd.	323,800	3,226,412
	Buhler Industries, Inc.	67	366
*	Cadence Energy, Inc.	605,288	3,847,894
#	Canaccord Capital, Inc.	74,400	644,641
# *	Canadian Hydro Developers, Inc.	454,600	1,999,418
*	Canadian Zinc Corp.	116,500	51,019
	Canam Group, Inc. Class A	827,000	7,290,186
*	Candax Energy	845,300	541,349
# *	Canfor Corp.	2,011,158	20,569,953
# *	CanWest Global Communications Corp.	1,103,100	3,147,856
	Cascades, Inc.	1,704,300	11,219,681
*	Catalyst Paper Corp.	8,273,224	9,427,953
	CCL Industries, Inc. Class B	185,700	6,147,443
*	Celestica, Inc.	3,826,647	32,399,281
*	Celtic Exploration, Ltd.	35,800	534,404
	CHC Helicopter Corp. Class A	42,500	1,218,403
*	Cinch Energy Corp.	95,900	167,089
#	Clarke, Inc.	410,111	2,703,689
*	Claude Resources, Inc.	776,400	460,663
# *	Coalcorp Mining, Inc.	800,300	1,002,448
	Cogeco Cable, Inc.	316,900	13,132,040
*	Compton Petroleum Corp.	945,200	8,047,286
# *	Connacher Oil & Gas, Ltd.	489,400	1,889,753
*	CoolBrands International, Inc.	314,700	210,432
	Corus Entertainment, Inc. Class B	138,800	2,552,989
*	Cott Corp.	95,700	182,063
# *	Crew Energy, Inc.	443,030	6,258,670
	Dalsa Corp.	195,900	1,771,181
*	Danier Leather, Inc.	1,500	8,045
*	Delphi Energy Corp.	685,300	1,613,534
	Dorel Industries, Inc. Class B	842,000	26,795,234
*	Dundee Corp. Class A	714,600	9,523,065
*	Dundee Precious Metals, Inc.	269,539	1,396,181
*	Dynetek Industries, Ltd.	18,500	9,583
# *	Ember Resources, Inc.	23,600	31,117
	Empire Co., Ltd. Class A	24,800	1,090,051
*	Enerchem International, Inc.	6,300	10,621
	Enghouse Systems, Ltd.	10,400	53,626

6

	Equitable Group, Inc.	20,000	397,627
*	Euro Goldfields, Ltd.	32,500	129,780
	Exco Technologies, Ltd.	52,600	113,939
*	Exfo Electro-Optical Engineering, Inc.	89,200	375,517
*	Fairborne Energy, Ltd.	124,000	1,585,911
# *	First Calgary Petroleums, Ltd. Class A	1,079,400	2,561,771
*	Flint Energy Services, Ltd.	520,800	8,603,157
*	Forbes Medi-Tech, Inc.	10,150	9,559
*	Formation Capital Corp.	516,900	238,539
	Forzani Group, Ltd. Class A	389,300	5,132,982
*	Fraser Papers, Inc.	79,700	123,100
*	Glacier Media, Inc.	15,600	56,564
# *	Glencairn Gold Corp.	48,313	31,851
# *	Golden Star Resources, Ltd.	5,382,039	8,059,373
# *	Grande Cache Coal Corp.	1,375,500	6,788,115
*	Great Basin Gold, Ltd.	306,000	789,640
*	Grey Wolf Exploration, Inc.	184,872	409,163
	Hart Stores, Inc.	11,500	23,719
*	Hemisphere GPS, Inc.	929,000	2,694,782
*	Heroux-Devtek, Inc.	356,200	2,348,277
*	Highpine Oil & Gas, Ltd.	1,214,116	15,550,930
*	Hillsborough Resources, Ltd.	451,100	356,869
# *	Hydrogenics Corp.	97,500	124,882
	IAMGOLD Corp.	5,657,373	37,296,676
*	International Forest Products, Ltd. Series A	692,300	3,488,232
	International Royalty Corp.	644,400	2,033,095
*	Intertape Polymer Group, Inc.	698,000	1,972,123
*	Intrinsyc Software International, Inc.	15,000	5,227
*	Iteration Energy, Ltd.	856,942	5,052,229
# *	Ivanhoe Energy, Inc.	434,000	968,713
*	Ivernia, Inc.	5,100	2,642
#	Kingsway Financial Services, Inc.	765,200	6,774,232
# *	Lake Shore Gold Corp.	12,100	14,928
#	Laurentian Bank of Canada	699,800	26,494,594
	Linamar Corp.	967,916	10,765,764
*	Linear Gold Corp.	92,400	126,182
*	Lundin Mining Corp.	213,200	1,020,019
*	Magellan Aerospace Corp.	180,340	709,946
# *	Mahalo Energy, Ltd.	336,036	712,075
	Maple Leaf Foods, Inc.	270,300	2,227,467
*	March Networks Corp.	145,972	687,380
*	Martinrea International, Inc.	1,225,400	8,424,769
*	MDC Partners, Inc. Class A	3,100	24,816
# *	MDS, Inc.	2,345,427	35,939,063
*	MEGA Brands, Inc.	42,200	109,296
*	Mega Uranium, Ltd.	377,900	580,125
	Methanex Corp.	58,000	1,473,762
#	Mi Developments, Inc.	41,000	868,808
*	Midnight Oil Exploration, Ltd.	29,100	64,953
	Morguard Corp.	6,800	207,753
	Mosaid Technologies, Inc.	35,800	538,450
*	MTI Global, Inc.	57,600	22,784

7

# *	North American Palladium, Ltd.	5,900	25,005
	Northbridge Financial Corp.	338,000	9,104,163
*	Northgate Minerals Corp.	845,000	1,313,100
*	Open Range Energy Corp.	25,000	106,423
# *	Open Text Corp.	220,600	7,842,955
*	Paladin Labs, Inc.	26,400	265,790
*	Paramount Resources, Ltd. Class A	533,569	7,728,660
*	Patheon, Inc.	928,798	3,035,345
*	Pearl Exploration & Production, Ltd.	361,620	561,945
#	Penn West Energy Trust	13,638	400,355
*	Point North Energy, Ltd.	17,300	—
*	ProEx Energy, Ltd.	128,100	2,449,077
*	Profound Energy, Inc.	198,200	694,391
	Pulse Data, Inc.	1,009,100	2,680,036
*	Pure Energy Services, Ltd.	31,300	156,677
*	QLT, Inc.	1,153,900	4,346,958
	Quebecor, Inc. Class B	115,000	3,068,327
	Quest Capital Corp.	1,714,609	2,777,479
*	Redcorp Ventures, Ltd.	281,200	34,428
*	Richmont Mines, Inc.	255,800	662,507
*	Rock Energy, Inc.	37,400	158,152
*	RONA, Inc.	1,128,317	14,345,714
*	Royal Laser Corp.	200,500	137,846
#	Russel Metals, Inc.	123,400	3,569,047
	Samuel Manu-Tech, Inc.	55,000	569,269
*	Saskatchewan Wheat Pool, Inc.	3,065,100	35,362,097
	Savanna Energy Services Corp.	1,312,687	24,799,869
*	Saxon Energy Services, Inc.	1,121,700	7,394,895
*	Scorpio Mining Corp.	43,000	36,043
	Sherritt International Corp.	677,300	6,091,745
*	Shore Gold, Inc.	2,153,470	3,021,916
# *	Sino-Forest Corp.	2,967,406	55,893,878
# *	Stornoway Diamond Corp.	446,600	124,079
*	Tahera Diamond Corp.	235,400	7,759
*	Technicoil Corp.	38,200	29,141
# *	Tembec, Inc.	129,736	338,452
# *	TLC Vision Corp.	996,000	1,013,072
#	Torstar Corp. Class B	67,700	975,523
	Transcontinental, Inc. Class A	804,300	12,498,540
*	TriStar Oil and Gas, Ltd.	71,000	1,423,611
*	Tundra Semiconductor Corp.	125,300	466,128
*	Turnkey E&P, Inc.	6,400	14,767
*	TUSK Energy Corp.	1,322,759	2,479,083
*	Ur-Energy, Inc.	20,900	31,297
*	Vector Aerospace Corp.	7,900	47,989
*	Vero Energy, Inc.	145,100	1,284,555
*	Vitran Corp., Inc.	4,000	69,053
	Wescast Industries, Inc.	2,400	10,612
*	West Energy, Ltd.	286,800	993,995
#	West Fraser Timber Co., Ltd.	406,168	14,995,089
*	Western Canadian Coal Corp.	617,700	3,688,282
	Western Financial Group, Inc.	30,800	96,885

8

*	Westjet Airlines, Ltd.	162,300	2,303,504
*	Wi-LAN, Inc.	1,059,700	2,045,946
	Winpak, Ltd.	22,642	97,025
*	Xantrex Technology, Inc.	81,100	1,138,058
*	Xceed Mortgage Corp.	128,300	129,291
*	Yukon-Nevada Gold Corp.	595,300	128,950
# *	Zarlink Semiconductor, Inc.	560,800	385,557
TOTAL COMMON STOCKS			677,539,399

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	5,700	6,227
# *	Tembec, Inc. Warrants 03/03/12	271,638	122,797
TOTAL RIGHTS/WARRANTS			129,024
TOTAL — CANADA			677,668,423

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	Aktieselskabet Morso Bank	240	68,968
	Aktieselskabet Ringkjoebing Bank A.S.	4,338	324,309
	Aktieselskabet Skjern Bank A.S.	2,002	129,833
# *	Alm. Brand A.S.	206,829	6,456,323
#	Amagerbanken A.S.	29,884	680,154
*	Andersen & Martini A.S. Series B	3,500	41,996
	Arkil Holdings A.S. Series B	920	174,702
	Auriga Industries A.S. Series B	102,173	3,843,725
*	Brodrene Hartmann A.S. Series B	85,540	1,564,249
*	Brondbyernes I.F. Fodbold A.S. Series B	57,563	766,104
*	Capinordic A.S.	114,242	253,241
#	Dalhoff, Larson & Horneman A.S. Series B	70,951	753,540
	DFDS A.S.	66,590	7,056,612
	DiBa Bank A.S.	7,005	200,025
	Djursland Bank A.S.	6,350	393,137
	East Asiatic Co., Ltd. A.S.	198,673	12,017,428
	ebh bank A.S.	6,993	603,480
#	Fionia Bank A.S.	87,839	1,388,107
#	Forstaedernes Bank A.S.	27,724	410,967
*	GPV Industi A.S.	6,000	157,009
#	H&H International A.S. Series B	5,790	938,563
	Harboes Bryggeri A.S.	7,700	181,504
	Hojgaard Holding A.S. Series B	15,113	474,626
	Lan & Spar Bank A.S.	5,706	452,240
#	Lokalbanken I Nordsjaelland A.S.	3,450	109,679
	Max Bank	3,110	100,969
	Migatronic A.S. Series B	1,594	105,600
	Mons Bank A.S.	2,120	67,697
	Nordjyske Bank A.S.	13,580	331,353
	Norresundby Bank A.S.	4,530	224,812
	NTR Holdings A.S.	3,950	45,884
	Per Aarsleff A.S. Series B	27,740	3,351,748
# *	Pharmexa A.S.	42,400	21,760

9

*	RTX Telecom A.S.	11,600	61,271
	Salling Bank A.S.	600	88,465
#	Sanistal A.S. Series B	10,690	777,200
#	Schouw & Co.	254,138	8,463,377
*	SE 2000 A.S. Series B	3,400	1,291
	Skaelskor Bank	3,600	99,110
	SKAKO Industries A.S.	22,400	516,116
	Sparbank	13,720	611,334
	Sparekassen Faaborg A.S.	3,017	854,337
*	TK Development A.S.	77,240	886,854
	Totalbanken	3,000	136,023
	Vestfyns Bank A.S.	500	82,199
	Vestjysk Bank A.S.	75,659	2,941,001
TOTAL — DENMARK			59,208,922

FINLAND — (1.9%)
COMMON STOCKS — (1.9%)
*	Ahlstrom Oyj	7,024	149,378
	Alandsbanken AB Series A	5,700	242,527
	Amanda Capital Oyj	190,425	834,189
#	Amer Sports Oyj Series A	241,800	3,256,026
*	Atria P.L.C.	5,279	108,286
	Componenta Oyj	93,200	1,575,149
#	Cramo Oyj	35,601	429,962
	Efore Oyj	128,440	177,857
# *	Elcoteq SE	256,073	1,639,277
#	Elektrobit Corp.	11,512	14,511
#	Finnair Oyj	767,763	6,052,736
#	Finnlines Oyj	521,701	10,257,705
	Fiskars Oyj Abp Series A	171,560	2,560,282
*	GeoSentric Oyj	19,000	1,394
	HKScan Oyj Series A	258,133	2,434,243
	Honkarakenne Oyj Series B	15,900	98,870
#	Huhtamaki Oyj	1,702,691	17,144,861
	Ilkka-Yhtyma Oyj	16,447	258,196
	Julius Tallberg-Kiinteistoet Oyj Series B	69,606	255,999
#	Kemira Oyj	1,299,236	16,238,537
	Laennen Tehtaat Oyj	58,541	1,369,689
#	Lemminkainen Oyj	72,800	2,395,842
#	M-Real Oyj Series B	3,943,235	7,148,240
	Neomarkka Oyj	10,568	152,922
	Okmetic Oyj	318,661	1,355,235
	Olvi Oyj Series A	79,300	2,501,184
	Pohjola Bank P.L.C.	1,697,460	27,395,026
	Raisio P.L.C.	1,410,904	3,580,026
	Rautaruukki Oyj Series K	1,108,900	37,612,645
	Raute Oyj Series A	26,100	535,789
	Scanfil Oyj	11,900	42,334
	Sponda Oyj	694,535	5,527,886
#	SSH Communications Oyj	308,500	550,085
# *	Stonesoft Oyj	282,398	190,516

10

	SYSOPENDIGIA P.L.C.	71,020	328,950
	Tamfelt Oyj	2,100	27,727
	Tecnomen Oyj	1,153,594	1,790,486
	Tiimari P.L.C.	41,750	214,685
#	Trainers’ House P.L.C.	107,000	138,094
	Tulikivi Oyj	24,862	49,113
	Turkistuottajat Oyj	14,600	189,354
	Viking Line AB	18,100	982,985
TOTAL — FINLAND			157,808,798

FRANCE — (6.3%)
COMMON STOCKS — (6.3%)
*	Actielec Technologies	28,700	111,403
# *	Altran Technologies SA	583,719	5,099,058
	Arkema	886,609	42,766,312
#	Atos Origin SA	770,786	41,424,296
	Aubay	82,083	576,691
*	Axorys SA	18,454	19,493
# *	Bigben Interactive	13,755	151,536
	Boiron SA	40,197	1,148,058
	Bonduelle SCA	69,501	6,606,829
	Bongrain SA	158,857	12,800,453
	Burelle SA	11,385	1,711,892
	Carbone Lorraine SA	98,489	5,607,298
#	CBo Territoria	5,724	22,140
	Cegid Group	9,760	239,337
# *	Club Mediterranee SA	288,499	13,013,161
	Compagnie International Andre Trigano SA	2,100	190,784
	Damartex SA	805	17,686
	Delachaux SA	21,060	2,114,377
*	Dynaction SA	14,803	175,703
	Esso Ste Anonyme Francaise	22,277	4,471,525
#	Establissements Maurel et Prom	1,094,817	22,630,644
	Etam Developpement SA	38,808	1,057,984
#	Euler Hermes SA	39,992	3,200,598
*	Euro Disney SCA (4320878)	36	6
# *	Euro Disney SCA (B29QD14)	114,099	1,359,225
	Explosifs et de Produits Chimiques	312	155,439
# *	Faurecia SA	158,527	6,018,211
	Finuchem SA	6,184	79,792
	Fleury Michon SA	17,956	773,203
	Francois Freres (Tonnellerie) SA	7,663	358,801
	Fromageries Bel SA	3,875	940,007
#	Gascogne SA	20,822	1,739,573
	Gaumont SA	22,166	1,896,530
	Gevelot SA	4,329	311,021
	GFI Informatique SA	826,027	5,162,952
	Gifi	5,767	354,908
	Ginger (Groupe Ingenierie Europe)	10,575	223,915
*	Groupe Ares	97,923	162,333
#	Groupe Flo SA	52,020	399,327

11

	Groupe Guillin SA	480	40,527
*	Groupe Partouche SA	467	4,747
#	Groupe Steria SCA	71,243	1,914,141
#	Guerbet SA	332	59,806
#	Guyenne et Gascogne SA	84,242	10,049,075
#	Havas SA	8,111,619	31,445,079
	Henri Maire	1,252	16,062
	Idsud	2,129	135,810
*	Immobiliere et Hoteliere SA	27,700	52,422
	IMS International Metal Service SA	324,649	7,319,593
# *	Infogrames Entertainment SA	49,437	974,764
	Ipsos SA	116,656	3,922,120
	Korian	2,845	91,405
	Lafuma SA	14,413	557,971
	Laurent-Perrier	176	24,498
*	Lectra	54,981	242,248
	Lisi SA	54,099	4,362,075
	Manutan International SA	24,370	1,570,885
	MGI Coutier SA	10,254	278,100
	Montupet SA	168,782	1,668,838
	Mr. Bricolage SA	125,040	2,504,096
	Nexans SA	593,945	74,843,644
	Oberthur Card Systems SA	482,852	3,425,832
	Orco Property Group	67,438	2,516,580
*	Osiatis	5,149	22,603
	Paris Orleans et Cie SA	13,110	492,486
	Pierre & Vacances	77,783	6,847,920
#	Plastic Omnium SA	187,735	5,582,837
	Plastivaloire SA	32,225	1,117,135
	PSB Industries SA	14,760	550,894
	Radiall SA	19,786	2,127,971
	Rallye SA	413,283	18,772,907
*	Recylex SA	39,595	431,378
# *	Remy Cointreau SA	296,558	15,628,764
	Robertet SA	1,630	207,961
	Rougier SA	10,353	831,309
*	S.T. Dupont SA	212,310	80,802
	Sabeton SA	18,460	333,977
	SAM	600	24,190
	SAMSE SA	243	21,007
	SCOR SE (4797364)	1	3
	SCOR SE (B1LB9P6)	878,372	20,236,414
	Securidev SA	16,908	603,169
#	Signaux Girod SA	6,528	635,464
*	Smoby SA	6,516	—
	Societe de Developpement Regional de la Bretagne	12,398	46,142
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,064	6,833,306
#	Societe Industrielle D’Aviations Latecoere SA	71,268	822,927
# *	Soitec SA	293,866	2,156,357
	Sperian Protection	130,725	15,739,747
	Spir Communication SA	1,608	83,411
	Sucriere de Pithiviers Le Vieil	3,356	2,655,515

12

	Sylis SA	54,668	332,208
	Teleperformance SA	478,751	17,098,147
*	Thomson	804,151	3,730,433
	Tivoly SA	1,755	48,586
*	UbiSoft Entertainment SA	153,237	14,293,911
	Valeo SA	1,231,192	43,899,234
*	Valtech	543,034	308,812
	Vilmorin et Cie SA	71,202	10,845,523
#	Vranken Pommery Monopole	54,655	3,366,701
TOTAL COMMON STOCKS			529,922,970

RIGHTS/WARRANTS — (0.0%)
*	Bigben Interactive Warrants 12/31/08	13,755	14,125
*	Groupe Ares Warrants 12/18/08	14,637	1,288
*	Groupe Focal SA Warrants 02/21/10	1,716	—
TOTAL RIGHTS/WARRANTS			15,413
TOTAL — FRANCE			529,938,383

GERMANY — (5.9%)
COMMON STOCKS — (5.9%)
*	3U Holding AG	645,042	660,699
	A.S. Creation Tapeton AG	21,970	1,053,873
*	AAP Implantate AG	61,114	201,004
#	Aareal Bank AG	849,883	20,374,782
*	Abwicklungsellschaft Roesch AG	7,300	503
	ADCapital AG	135,889	1,971,493
# *	ADVA AG Optical Networking	72,077	186,634
	Aixtron AG	1,452	15,178
	Altana AG	1,199,695	19,120,607
*	Analytik Jena AG	89,486	932,828
	Andreae-Noris Zahn AG	37,245	1,716,126
# *	Arcandor AG	194,642	1,549,213
*	Augusta Technologie AG	73,243	1,540,586
	Baader Bank AG	428,404	1,921,257
	Bechtle AG	180,755	5,405,763
*	Beta Systems Software AG	62,550	485,613
	Bilfinger Berger AG	765,357	53,717,952
*	Biolitec AG	30,848	221,073
#	Biotest AG	57,259	5,526,100
#	BMP AG	12,980	22,768
*	Borussia Dortmund GmbH & Co. KGaA	347,226	832,767
*	Caatoosee AG	17,400	26,012
#	Cewe Color Holding AG	38,705	1,248,483
*	Cinemaxx AG	3,100	3,359
	ComBOTS AG	23,638	291,373
#	Comdirect Bank AG	522,939	5,391,617
	Computerlinks AG	71,256	1,680,967
*	Condomi AG	19,900	—
*	CropEnergies AG	11,273	49,947
*	D. Logistics AG	414,875	772,376

13

#	DAB Bank AG	61,779	434,580
*	DAS Werk AG	10,600	622
	Data Modul AG	21,314	404,899
*	DEAG Deutsche Entertainment AG	426,940	705,973
#	Deutsche Euroshop AG	422,896	14,643,137
#	Deutz AG	560,219	3,477,218
	Dierig Holding AG	8,750	82,341
	Dr. Hoenle AG	31,549	416,509
#	Drillisch AG	89,782	532,199
	Duerr AG	135,055	4,572,230
	DVB Bank AG	155,010	6,075,349
	Eckert and Ziegler AG	62,843	856,180
*	Elmos Semiconductor AG	67,127	492,853
# *	EM. Sports Media AG	613,882	2,215,442
	Energiekontor AG	116,851	913,273
	Epcos AG	1,291,197	33,312,242
# *	Evotec AG	1,258,750	2,596,362
*	FJA AG	16,618	62,102
	Gesco AG	11,877	898,982
# *	GFT Technologies AG	333,736	1,234,986
	Grammer AG	70,675	1,555,881
	Grenkeleasing AG	6,091	203,329
#	Heidelberger Druckmaschinen AG	624,281	12,725,564
# *	Hoeft & Wessel AG	64,435	472,925
*	Integralis AG	47,711	350,456
	INTERSEROH AG	3,600	293,577
#	Isra Vision Systems AG	32,824	559,809
	IVG Immobilien AG	434,532	8,007,699
# *	Jenoptik AG	787,565	5,522,999
*	Kampa AG	156,071	690,273
	Kontron AG	374,281	4,769,127
	Krones AG	160,803	11,764,716
	KSB AG	6,000	4,157,688
#	Kuka AG	198,855	4,609,440
	KWS Saat AG	42,501	7,373,057
	Lanxess AG	150,945	5,788,660
*	Leifheit AG	56,759	937,645
	Leoni AG	499,246	22,178,707
	Loewe AG	60,672	1,186,384
	LPKF Laser & Electronics AG	7,700	34,450
*	M & S Elektronik AG	19,600	604
	Mannheimer AG Holding	27,000	162,203
*	Marbert AG	1,360	11,871
*	Maxdata Computer AG	113,610	63,335
*	Mediclin AG	563,892	2,352,748
# *	Medigene AG	258,250	2,193,605
#	Medion AG	413,316	7,150,337
*	Mosaic Software AG	12,800	1,035
*	Nexus AG	235,087	783,453
#	Norddeutsche Affinerie AG	1,148,031	52,902,237
*	Norddeutsche Steingut AG	10,182	71,491
*	Nordwest Handel AG	11,313	145,175

14

*	november AG	34,224	33,893
#	PC-Ware AG	86,140	1,952,644
#	Pfleiderer AG	1,039,064	15,588,958
*	Pixelpark AG	19,750	10,552
*	Plasmaselect AG	324,899	401,019
	Praktiker Bau- Und Heimwerkermaerkte AG	526,697	7,870,867
# *	Premiere AG	205,345	3,773,641
	Progress-Werk Oberkirch AG	1,159	56,599
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	114,771	765,563
# *	QSC AG	74,802	223,121
	REALTECH AG	43,812	905,021
# *	REpower Systems AG	508	166,628
	Rheinmetall AG	85,490	5,436,917
*	Rohwedder AG	51,228	300,060
	Ruecker AG	25,400	264,642
	Salzgitter AG	262,419	40,184,202
	Schlott Sebaldus AG	62,207	1,195,984
	Sektkellerei Schloss Wachenheim AG	2,900	27,190
*	Senator Entertainment AG	10,730	15,958
*	SER Systems AG	9,400	441
	Silicon Sensor International AG	9,865	115,410
# *	Singulus Technologies AG	625,909	6,197,640
	Sixt AG	71,976	2,185,267
*	Stoehr & Co. AG	44,310	259,361
#	Suedzucker AG	845,825	14,336,875
# *	Suess Microtec AG	337,217	1,880,588
	Syzygy AG	148,692	691,707
*	SZ Testsysteme AG	7,000	—
	Technotrans AG	25,800	290,998
	Textilgruppe Hof AG	22,530	257,207
*	TFG Capital AG & Co. KGAA	194,789	700,204
*	UMS United Medical Systems International AG	108,308	685,267
	Umweltbank AG	25,780	523,430
#	Vivacon AG	186,917	2,671,916
	Vossloh AG	144,927	18,807,456
#	Wacker Construction Equipment AG	119,848	1,210,748
	Westag & Getalit AG	10,653	243,024
	Wuerttembergische Lebensversicherung AG	19,344	755,741
	Wuerttembergische Metallwarenfabrik AG	80,490	3,314,902
TOTAL — GERMANY			494,170,553

GREECE — (0.7%)
COMMON STOCKS — (0.7%)
*	Aegek S.A.	2,067,588	808,876
	Alapis Holdings Industrial & Commercial S.A.	4,064,678	10,140,841
	Alco Hellas ABEE S.A.	175,813	221,993
*	Alfa Alfa Holdings S.A.	337,348	—
*	Allatini Industrial & Commercial Co. S.A.	58,400	137,302
*	Alte Technical Co.	299,816	35,188
*	Altec S.A. Information & Communication Systems	348,200	297,926
	Alumil Milonas Aluminum Industry S.A.	88,060	326,020

15

	Anek Lines S.A.	932,037	2,561,541
	Aspis Bank S.A.	404,449	1,090,254
*	Astir Palace Hotels S.A.	11,930	78,665
	Athens Medical Center S.A.	28,947	84,351
*	Atlantic Supermarkets S.A.	129,593	321,043
	Atti-Kat S.A.	1,024,038	758,272
	Bank of Greece	69,146	6,357,354
	Bitros Holdings S.A.	20,838	74,400
*	Edrasis-C.Psalllidas Technical Co.	117,012	131,168
	Elastron S.A.	236,949	492,137
*	Elgeka S.A.	144,630	269,447
	Ellaktor S.A.	847,025	8,307,440
*	Empedos S.A.	56,700	6,654
*	Ergas S.A.	104,948	21,555
	ETEM S.A.	120,028	199,372
	Etma Rayon S.A.	39,176	81,037
	Euromedica S.A.	17,961	140,075
*	European Technical S.A.	98,150	33,118
	EYDAP Athens Water Supply & Sewage Co. S.A.	58,200	779,736
	GEK Group of Cos S.A.	115,846	1,163,403
	General Commercial S.A.	96,240	88,230
	Halkor S.A.	180,003	409,932
*	Hatzioannou Holdings S.A.	50,600	58,676
	Hellenic Cables S.A.	166,308	653,558
*	Hellenic Sugar Industry S.A.	109,591	425,359
	Heracles General Cement Co. S.A.	19,817	356,306
	Inform P. Lykos S.A.	32,320	164,645
	Intertech S.A.	9,750	21,239
*	Intracom Holdings S.A.	1,016,417	2,440,141
	Intracom Technical & Steel Constructions S.A.	240,300	286,123
	J&P-Avax S.A.	94,430	530,025
*	Karatzis S.A.	31,775	92,792
	Kathimerini Publishing S.A.	73,740	666,444
*	Katselis Sons S.A. Bread Industry	24,500	34,522
*	Keranis Holdings S.A.	53,625	23,601
	Lambrakis Press S.A.	256,229	1,187,533
*	Loulis Mills S.A.	99,368	402,904
*	M.J. Mailis S.A.	86,950	93,554
	Michaniki S.A.	581,401	2,582,674
	Minoan Lines S.A.	520,092	3,197,507
*	Mochlos S.A.	339,845	118,878
	Motodynamic S.A.	8,050	45,172
*	Neorion New S.A. Holdings	24,620	40,871
	Nirefs Acquaculture S.A.	75,746	198,542
*	Parnassos Enterprises S.A.	93,550	223,776
*	Pegasus Publishing S.A.	217,030	686,637
*	Petzetakis S.A.	126,213	100,534
*	Pilias S.A.	6,242	2,489
	Piraeus Leasing S.A.	23,551	165,320
	Proton Bank S.A.	17,690	168,060
	Real Estate Development & Services S.A.	127,940	551,990
	S&B Industrial Minerals S.A.	88,550	1,208,770

16

	Sanyo Hellas S.A.	622,961	590,206
*	Sato Office and Houseware	18,632	28,425
*	Selected Textile Industry Assoc. S.A.	205,564	110,613
	Sfakianakis S.A.	115,110	942,931
*	Sheet Steel Co.	16,968	4,680
*	Shelman Hellenic-Swiss Wood S.A.	155,548	140,444
*	Spyroy Agricultural Products S.A.	103,200	257,258
*	Stabilton S.A.	221,900	26,043
*	Technical Olympic S.A.	885,675	779,598
*	Technodomi M.Travlos Brothers S.A.	23,730	7,311
	Teletypos S.A. Mega Channel	29,257	273,194
*	Themeliodomi S.A.	140,360	76,189
	Thrace Plastics Co. S.A.	244,480	359,125
*	United Textiles S.A.	197,547	40,609
*	Varvaressos S.A. European Spinning Mills	36,350	16,476
	Viohalco S.A.	281,405	2,303,973
*	Vioter S.A.	774,258	664,294
*	Vis Container Manufacturing Co.	12,511	39,003
TOTAL — GREECE			58,806,344

HONG KONG — (2.2%)
COMMON STOCKS — (2.2%)
	Alco Holdings, Ltd.	710,000	145,638
	Allan International Holdings	1,086,000	147,622
	Allied Group, Ltd.	2,155,000	7,210,341
#	Allied Properties, Ltd.	34,295,000	5,593,900
*	Amax Entertainment Holdings, Ltd.	22,771,000	983,548
*	Applied Development Holdings, Ltd.	2,250,000	88,246
# *	APT Satellite Holdings, Ltd.	1,032,000	105,605
	Asia Financial Holdings, Ltd.	4,014,106	1,392,569
	Asia Standard Hotel	107,179,947	764,690
	Asia Standard International Group, Ltd.	134,079,321	1,639,272
*	Associated International Hotels	1,705,000	3,730,819
	Automated Systems Holdings, Ltd.	116,000	29,632
*	Beauforte Investors Corp., Ltd.	440,000	13,249
# *	Burwill Holdings, Ltd.	47,300,400	1,010,693
	Capital Strategic Investment, Ltd.	37,630,000	1,011,842
	CCT Telecom Holdings, Ltd.	9,478,800	994,304
	Century City International Holdings, Ltd	40,790,000	383,975
	Champion Technology Holdings, Ltd.	30,781,652	3,213,898
#	Cheuk Nang (Holdings), Ltd.	2,117,678	825,058
#	Chevalier International Holdings, Ltd.	2,344,491	2,095,886
*	China Grand Forestry Green Resources Group, Ltd.	1,328,000	106,213
	China Hong Kong Photo Products Holdings, Ltd.	5,107,000	358,883
*	China Infrastructure Investment, Ltd.	10,998,000	322,678
*	China Investments Holdings, Ltd.	1,186,800	34,812
	China Motor Bus Co.	57,000	425,075
	China Resources Logic, Ltd.	858,200	379,137
*	China Star Entertainment, Ltd.	957,357	28,736
*	China Star Investment Holdings, Ltd.	568,000	53,867
*	China Zenith Chemical Group, Ltd.	1,080,000	61,101

17

	China Zirconium, Ltd.	725,200	606,933
	Chinney Investments, Ltd.	1,912,000	196,809
#	Chong Hing Bank, Ltd.	1,795,000	4,355,379
	Chow Sang Sang Holdings	2,848,800	2,500,517
	Chuang’s China Investments, Ltd.	11,422,000	519,856
	Chuang’s Consortium International, Ltd.	16,257,608	1,320,392
#	Chun Wo Development Holdings, Ltd.	6,945,143	610,355
	City e-Solutions, Ltd.	472,964	58,080
	City Telecom, Ltd.	2,246,459	500,535
*	CNT Group, Ltd.	7,146,571	159,936
	Coastal Greenland, Ltd.	3,362,000	180,868
#	COL Capital, Ltd.	2,196,600	924,860
	Continental Holdings, Ltd.	506,000	77,541
#	Coslight Technology International Group, Ltd.	2,162,000	1,076,607
	Cosmos Machinery Enterprises, Ltd.	1,145,400	64,944
*	CSMC Technologies Corp.	15,447,600	371,673
*	Dan Form Holdings Co., Ltd.	5,294,000	378,076
	Dawnrays Pharmaceutical (Holdings), Ltd.	244,000	23,718
*	Digitalhongong.com	12	1
*	Dynamic Global Holdings, Ltd.	990,000	7,304
	Dynamic Holdings, Ltd.	974,000	211,450
*	Easyknit International Holdings, Ltd.	4,658,440	100,260
	Emperor Capital Group, Ltd.	2,365,800	124,999
	Emperor International Holdings, Ltd.	13,537,000	3,776,727
*	ENM Holdings, Ltd.	23,592,000	667,873
	EPI (Holdings), Ltd.	113,928	2,077
# *	eSun Holdings, Ltd.	1,329,000	248,850
*	Ezcom Holdings, Ltd.	67,280	414
#	Far East Consortium	3,732,536	813,362
	Far East Technology International, Ltd.	179,520	15,571
	First Natural Foods Holdings, Ltd.	6,810,000	599,218
#	Fountain Set Holdings, Ltd.	14,994,000	1,486,268
	Four Seas Food Investment Holdings, Ltd.	214,000	31,216
*	Frasers Property China, Ltd.	41,172,000	926,361
*	Freeman Corp., Ltd.	18,144,114	443,695
#	Get Nice Holdings, Ltd.	15,538,000	862,031
*	Global Green Tech Group, Ltd.	14,875,600	1,663,316
	Gold Peak Industries (Holdings), Ltd.	2,021,000	238,405
	Golden Resorts Group, Ltd.	840,000	21,927
	Golden Resources Development International, Ltd.	12,529,000	608,524
*	Gold-Face Holdings, Ltd.	1,158,000	—
	Goldlion Holdings, Ltd.	9,533,000	1,457,966
	Golik Holdings, Ltd.	1,216,000	40,434
#	Grande Holdings, Ltd.	3,148,000	628,168
	Great Eagle Holdings, Ltd.	1,700,807	4,711,740
*	Group Sense (International), Ltd.	2,152,000	57,033
	Hang Fung Gold Technology, Ltd.	10,027,108	2,513,318
	Hanison Construction Holdings, Ltd.	289,216	28,868
	Hanny Holdings, Ltd.	48,019,200	445,197
#	Harbour Centre Development, Ltd.	1,492,000	2,155,335
	High Fashion International, Ltd.	962,000	291,031
#	HKR International, Ltd.	17,367,998	8,251,547

18

	Hon Kwok Land Investment Co., Ltd	6,080,000	1,780,040
*	Hong Fok Land, Ltd.	4,248,000	5,443
	Hong Kong and Shanghai Hotels, Ltd.	4,001,217	5,700,548
	Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	1,552,456
*	Hong Kong Parkview Group, Ltd.	646,000	82,109
	Hongkong Chinese, Ltd.	17,531,100	1,965,862
*	Hop Hing Group Holdings, Ltd.	604,000	35,223
	Hopewell Holdings, Ltd.	1,305,800	4,975,681
	Hsin Chong Construction Group, Ltd.	1,482,000	240,035
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,212,000	234,072
	Huafeng Group Holdings, Ltd.	11,970,105	404,183
# *	Hualing Holdings, Ltd.	12,475,000	317,758
	Hysan Development Co., Ltd.	1,585	4,331
*	IDT International, Ltd.	2,200,000	78,267
*	Interchina Holdings Co., Ltd.	66,950,000	306,499
	IPE Group, Ltd.	3,485,000	440,772
	ITC Corp., Ltd.	26,851,099	636,046
*	ITC Properties Group, Ltd.	75,300,000	480,570
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
	Jiuzhou Development Co., Ltd.	18,230,000	890,869
#	K Wah International Holdings, Ltd.	17,460,990	5,337,551
	Kantone Holdings, Ltd.	22,936,312	1,554,761
*	Karce International Holdings Co., Ltd.	1,608,000	42,535
#	Keck Seng Investments	2,734,000	1,293,784
	Kee Shing Holdings	256,000	27,156
	Kin Yat Holdings, Ltd.	1,172,000	231,368
	King Fook Holdings	338,000	28,466
	Kingmaker Footwear Holdings, Ltd.	338,000	31,163
*	KTP Holdings, Ltd.	758,000	60,912
	Kwoon Chung Bus Holdings, Ltd.	1,432,000	164,963
	Lai Fung Holdings, Ltd.	87,026,437	1,627,306
*	Lai Sun Development Co., Ltd.	82,651,800	1,022,977
*	Lai Sun Garment International, Ltd.	31,296,000	1,274,122
	Lam Soon (Hong Kong), Ltd.	203,250	105,615
	Lerado Group Holding Co.	9,010,000	584,059
	Lippo, Ltd.	2,547,500	1,235,238
	Liu Chong Hing Investment, Ltd.	2,066,000	2,074,780
	Magnificent Estates, Ltd.	34,794,600	613,340
	Melbourne Enterprises	41,000	358,569
#	Melco International Development, Ltd.	5,265,000	3,116,855
	Midas International Holdings, Ltd.	3,615,000	85,157
#	Min Xin Holdings	3,688,000	1,281,649
*	Minmetals Holdings, Ltd.	8,816,000	931,177
	Miramar Hotel & Investment	1,729,000	2,147,729
*	Nam Fong International Holdings, Ltd.	1,740,000	57,538
*	Nam Hing Holdings, Ltd.	98,000	6,637
	Nam Tai Electronic & Electrical Products, Ltd.	2,213,000	329,933
	Nanyang Holdings	101,350	203,006
	National Electronics Holdings	5,104,000	306,561
*	New City China Development, Ltd.	6,760	230
#	New World China Land, Ltd.	5,728,000	2,103,864
	New World Development Co., Ltd.	1,079	1,638

19

	Ngai Lik Industrial Holdings, Ltd.	11,062,000	343,265
	Norstar Founders Group, Ltd.	456,000	87,301
*	Orient Power Holdings, Ltd.	2,182,573	52,575
	Oriental Watch Holdings	1,128,000	337,998
#	Pacific Andes International Holdings, Ltd.	7,744,687	1,046,379
	Pacific Century Premium Developments, Ltd.	18,256,000	6,495,919
	Paliburg Holdings, Ltd.	103,129,000	1,972,120
#	Playmates Holdings, Ltd.	1,941,000	774,387
# *	Playmates Toys, Ltd.	1,941,000	41,347
	Pokfulam Development Co., Ltd.	244,000	187,643
#	Poly Hong Kong Investment, Ltd.	12,223,500	3,565,505
	Proview International Holdings, Ltd.	10,050,438	613,265
#	Public Financial Holdings, Ltd.	2,610,000	1,437,431
#	PYI Corp., Ltd.	4,128,698	400,903
	Raymond Industrial, Ltd.	872,000	93,469
	Rivera Holdings, Ltd.	3,152,000	98,190
*	Riverhill Holdings, Ltd.	54,398	753
*	RNA Holdings, Ltd.	580,200	2,007
	Roadshow Holdings, Ltd.	2,956,000	238,121
*	San Miguel Brewery	1,130,400	213,772
*	Sanyuan Group, Ltd.	258,750	4,973
	Sea Holdings, Ltd.	1,541,000	910,465
	Shell Electric Manufacturing Co., Ltd.	5,105,974	1,594,991
#	Shougang Concord Century Holdings, Ltd.	12,362,000	754,798
	Shui On Construction & Materials, Ltd.	44,000	79,116
*	Shun Ho Resources Holdings, Ltd.	510,000	109,635
*	Shun Ho Technology Holdings, Ltd.	814,380	81,028
#	Silver Grant International	31,052,000	4,495,908
*	Sincere Co., Ltd.	2,258,000	101,170
	Sing Tao News Corp., Ltd.	3,000,000	330,505
*	Sino-i Technology, Ltd.	125,557,000	1,055,616
	SIS International Holdings, Ltd.	376,000	87,102
*	Solartech International Holdings, Ltd.	3,090,000	76,306
#	Solomon Systech International, Ltd.	7,556,000	233,186
	South China (China), Ltd.	5,910,000	285,208
	South China Holdings, Ltd.	4,060,800	332,997
	Stelux Holdings International, Ltd.	2,779,552	239,265
*	Styland Holdings, Ltd.	1,359,999	3,834
#	Sun Hung Kai & Co., Ltd.	4,054,632	3,064,173
	Sunway International Holdings, Ltd.	1,002,000	34,924
	Symphony Holdings, Ltd.	3,542,000	158,105
	Tai Cheung Holdings	5,486,000	2,515,767
	Tai Fook Securities Group, Ltd.	3,244,023	938,936
	Tai Sang Land Development, Ltd.	1,265,900	591,249
	Tak Sing Alliance Holdings	4,357,335	583,788
#	Tan Chong International, Ltd.	3,843,000	924,973
	Tern Properties	168,000	83,369
#	Tian An China Investments	8,024,840	4,505,633
	Tian Teck Land	800,000	726,912
*	Titan Petrochemicals Group, Ltd.	11,680,000	305,920
*	Tomorrow International Holdings, Ltd.	2,597,570	59,313
*	Topsearch International (Holdings), Ltd.	3,626,000	118,138

20

	Tungtex (Holdings) Co., Ltd.	558,000	114,428
	Tysan Holdings, Ltd.	614,000	52,507
*	U-Right International Holdings, Ltd.	39,602,000	451,603
	USI Holdings, Ltd.	672,749	222,041
	Van Shung Chong Holdings, Ltd.	1,886,000	144,699
#	Varitronix International, Ltd.	2,050,000	1,026,996
	Vedan International (Holdings), Ltd.	2,504,000	191,913
#	Victory City International Holdings	1,737,337	411,666
	Wai Kee Holdings, Ltd.	6,161,000	1,163,733
	Wang On Group, Ltd.	26,480,000	191,858
*	Warderly International Holdings, Ltd.	1,705,000	104,861
#	Wheelock Properties, Ltd.	6,271,000	4,601,706
*	Winfoong International, Ltd.	4,248,000	76,201
#	Wing On Co. International, Ltd.	2,597,000	4,548,919
	Wing On Travel Holdings, Ltd.	241,200	1,195
	Wing Shan International	2,084,000	96,726
	Wong’s International (Holdings), Ltd.	209,000	15,264
*	Xpress Group, Ltd.	431,200	6,316
#	Y. T. Realty Group, Ltd.	1,726,000	267,186
	Yangtzekiang Garment, Ltd.	372,000	83,166
*	Yaohan International Holdings	1,660,000	—
	Yau Lee Holdings, Ltd.	1,409,750	140,013
*	Yue Fung International Group Holding, Ltd.	31,490	4,237
*	Yueshou Environmental Holdings, Ltd.	510,800	10,626
	Yugang International, Ltd.	100,436,000	905,966
TOTAL COMMON STOCKS			187,103,736

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	398,700	89,399
*	Asia Standard Hotel Rights 08/27/10	20,958,000	—
*	Asia Standard International Group, Ltd. Rights 09/06/08	17,630,416	—
*	Asia Standard International Group, Ltd. Warrants 08/27/08	26,815,864	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	2	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	94,302	4,833
*	China Infrastructure Investment, Ltd. Warrants 06/06/09	1,164,000	14,914
# *	COL Capital, Ltd. Warrants 07/27/09	439,320	11,258
*	Hongkong Chinese, Ltd. Warrants 07/04/11	130	2
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	120,800	3,173
*	ITC Properties Group, Ltd. Warrants 02/04/10	15,060,000	19,296
*	Kantone Holdings, Ltd. Warrants 01/08/09	3,957,747	5,071
*	Lippo, Ltd. Rights 07/04/11	254,750	32,641
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	10,800	—
*	South China (China), Ltd. Rights 09/06/10	1,182,000	30,290
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	303,200	388
TOTAL RIGHTS/WARRANTS			211,265
TOTAL — HONG KONG			187,315,001

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Abbey P.L.C.	361,926	2,018,620

21

*	Aer Lingus Group P.L.C.	9,660	21,032
*	Blackrock International Land P.L.C.	1,302,200	247,780
*	Datalex P.L.C.	1,342,862	707,797
	DCC P.L.C.	697,178	16,839,875
	Donegal Creameries P.L.C.	28,204	233,741
*	Dragon Oil P.L.C.	1,063,892	5,991,213
*	FBD Holdings P.L.C.	19,746	411,691
	Fyffes P.L.C.	7,172,397	3,674,347
	Greencore Group P.L.C.	590,708	1,715,937
	IFG Group P.L.C.	184,564	419,685
*	IONA Technologies P.L.C.	140,643	531,800
	Irish Continental Group P.L.C.	598,482	16,527,456
*	Irish Life & Permanent P.L.C.	275,000	2,560,555
*	Lantor	77,019	—
	McInerney Holdings P.L.C. (B1W38B0)	599,186	227,842
*	McInerney Holdings P.L.C. (BIXGF06)	40,000	19,431
*	Prime Active Capital P.L.C.	13,823	14,191
*	Qualceram Shires P.L.C.	30,338	11,127
	Readymix P.L.C.	1,093,644	1,284,494
*	Smurfit Kappa Group P.L.C.	142,755	921,072
	Total Produce P.L.C.	3,890,136	3,050,584
*	Waterford Wedgwood P.L.C.	19,269,829	168,875
TOTAL COMMON STOCKS			57,599,145

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	77,019	—
TOTAL — IRELAND			57,599,145

ITALY — (2.1%)
COMMON STOCKS — (2.1%)
*	A.S. Roma SpA	208,000	281,145
	Acegas-APS SpA	351,724	2,752,650
# *	Aedes SpA	877,512	1,270,344
	Banca Finnat Euramerica SpA	373,722	445,900
# *	Banca Italease SpA	895,843	7,736,997
	Banca Piccolo Credito Valtellinese Scarl SpA	970,682	9,596,075
#	Banca Popolare dell’Etruria e del Lazio Scarl	1,074,022	10,611,738
	Banca Popolare di Milano Scarl	89,556	891,925
	Banca Popolare di Spoleto SpA	500	4,502
	Benetton Group SpA	579,302	6,076,118
	Buzzi Unicem SpA	28,500	564,250
	C.I.R. SpA - Compagnie Industriali Riunite	1,315,000	3,355,428
#	Caltagirone Editore SpA	704,667	3,804,886
	Caltagirone SpA	693,245	5,028,728
	Carraro SpA	133,986	871,339
	Cembre SpA	12,452	86,431
	Cementir SpA	2,053,309	12,151,332
	Centrale del Latte di Torino & Co. SpA	103,570	365,036
*	Cirio Finanziaria SpA	960,000	—
	Credito Artigiano SpA	1,222,372	4,751,648

22

	CSP International Fashion Group SpA	229,280	358,895
#	Danieli & Co. SpA	288,679	8,614,359
	De Longhi SpA	1,089,196	4,384,932
*	EEMS Italia SpA	14,498	48,257
*	Elica SpA	7,452	21,805
#	Ergo Previdenza SpA	402,440	2,153,871
*	Fin.Part SpA	809,627	—
	Gefran SpA	158,318	995,023
*	Gemina SpA	2,657,687	3,301,614
*	Giacomelli Sport SpA	168,000	44,364
*	Giovanni Crespi SpA	356,351	384,226
	Granitifiandre SpA	24,518	230,301
*	Greenergycapital SpA	18,702	18,942
	Gruppo Ceramiche Ricchetti SpA	324,663	740,802
#	I Grandi Viaggi SpA	283,577	469,172
#	Immsi SpA	726,300	946,533
	Industria Romagnola Conduttori Elettrici SpA	156,907	575,869
#	Intek SpA	2,594,073	2,123,892
#	Italmobiliare SpA	115,030	8,293,893
	KME Group SpA	1,984,466	2,264,530
	Meliorbanca SpA	782,596	3,633,241
	Milano Assicurazioni SpA	4,002,798	20,390,815
*	Monrif SpA	183,000	187,186
*	Montefibre SpA	1,371,144	880,241
	Navigazione Montanari SpA	965,594	4,357,341
*	NGP SpA	42,059	21,596
*	Olidata SpA	262,292	256,964
*	Opengate Group SpA	22,800	63,887
*	Pagnossin SpA	79,000	—
*	Pininfarina SpA	53,271	510,222
	Pirelli & C.Real Estate SpA	19,951	388,799
	Pirelli & Co. SpA	10,760,153	7,266,145
	Premafin Finanziaria SpA	5,441,670	10,685,174
*	RDM Realty SpA	16,446	65,378
*	Reno de Medici SpA	2,450,437	1,002,136
*	Richard-Ginori 1735 SpA	134,357	81,209
#	Safilo Group SpA	2,639,388	4,458,135
	Smurfit Sisa SpA	90,000	290,385
*	Snia SpA	815,168	514,790
#	Sol SpA	129,652	765,912
# *	Sorin SpA	2,116,495	2,543,890
# *	Stefanel SpA	601,938	296,179
	Trevi Finanziaria SpA	165,499	3,815,424
	Vianini Industria SpA	189,600	766,348
	Vianini Lavori SpA	347,640	4,535,812
*	Vincenzo Zucchi SpA	122,989	445,298
TOTAL COMMON STOCKS			174,840,259

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 06/13/08	701,260	99,175
TOTAL — ITALY			174,939,434

23

JAPAN — (21.5%)
COMMON STOCKS — (21.5%)
# *	ABILIT Corp.	473,800	662,077
	Achilles Corp.	1,034,000	1,476,177
	Adeka Corp.	196,600	1,423,458
# *	ADVANEX, Inc.	47,000	74,673
*	Aeon Hokkaido Corp.	375,400	1,039,304
	Agro-Kanesho Co., Ltd.	18,000	111,608
	Ahresty Corp.	41,000	297,145
#	Aichi Machine Industry Co., Ltd.	1,523,000	4,318,039
	Aida Engineering, Ltd.	949,000	4,261,106
#	Aigan Co., Ltd.	405,000	2,442,701
#	Aiphone Co., Ltd.	28,500	451,089
	Airport Facilities Co., Ltd.	299,000	1,748,918
	Aisan Industry Co., Ltd.	157,800	1,178,028
#	Aloka Co., Ltd.	242,100	3,034,532
	Alpine Electronics, Inc.	223,200	2,247,707
#	Altech Co., Ltd.	155,700	366,444
	Ando Corp.	1,740,000	2,534,951
#	Anritsu Corp.	144,000	394,552
	AOC Holdings, Inc.	377,400	3,920,151
	AOI Advertising Promotion, Inc.	11,500	62,366
	AOI Electronics Co., Ltd.	26,400	284,690
	AOKI Holdings, Inc.	317,600	4,181,432
	Aoyama Trading Co., Ltd.	250,700	4,538,033
	Arakawa Chemical Industries, Ltd.	270,300	2,859,671
	Araya Industrial Co., Ltd.	1,049,000	2,271,294
#	Arisawa Manufacturing Co., Ltd.	153,482	975,944
	Aronkasei Co., Ltd.	393,000	1,407,163
	Asahi Kogyosha Co., Ltd.	477,000	1,698,922
	Asahi Organic Chemicals Industry Co., Ltd.	1,334,000	3,837,947
# *	Asahi Tec Corp.	3,471,000	1,925,630
# *	Asanuma Corp.	1,190,000	887,672
	Ashimori Industry Co., Ltd.	1,130,000	2,032,785
	Asia Air Survey Co., Ltd.	79,000	297,317
	ASKA Pharmaceutical Co., Ltd.	395,000	3,651,885
	Asti Corp.	81,000	200,810
	Asunaro Aoki Construction Co., Ltd.	711,500	3,319,556
	Ataka Construction & Engineering Co., Ltd.	136,000	305,941
#	Atsugi Co., Ltd.	5,489,000	6,124,100
#	Autobacs Seven Co., Ltd.	506,600	14,078,059
#	Azel Corp.	1,023,000	484,667
#	Bank of the Ryukyus, Ltd.	429,500	3,431,403
*	Banners Co., Ltd.	396,000	18,248
#	Belluna Co., Ltd.	219,502	1,112,584
#	Best Denki Co., Ltd.	1,729,500	8,272,467
	Biken Techno Corp.	61,400	250,087
	Bunka Shutter Co., Ltd.	452,000	1,666,579
	Calsonic Kansei Corp.	2,699,000	8,973,643
*	Carchs Holdings Co., Ltd.	45,200	14,553

24

#	Catena Corp.	265,800	574,554
# *	Cecile Co., Ltd.	134,600	196,451
#	Central Finance Co., Ltd.	691,000	1,450,141
#	Central Glass Co., Ltd.	1,489,000	5,803,605
#	Central Security Patrols Co., Ltd.	47,800	421,411
	CFS Corp.	52,000	321,847
	Chodai Co., Ltd.	58,000	157,750
#	Chofu Seisakusho Co., Ltd.	404,500	7,289,965
#	Chubu Shiryo Co., Ltd.	218,000	1,403,791
#	Chudenko Corp.	552,160	7,950,574
#	Chuetsu Pulp and Paper Co., Ltd.	1,970,000	3,594,177
*	Chugai Mining Co., Ltd.	4,352,500	796,981
#	Chuo Corp.	30,000	28,322
	Chuo Gyorui Co., Ltd.	664,000	1,437,621
	Chuo Spring Co., Ltd.	912,000	2,831,769
#	Cleanup Corp.	501,000	1,904,527
#	CMK Corp.	641,200	3,956,099
	Coca-Cola Central Japan Co., Ltd.	1,084	7,362,948
	Computer Engineering & Consulting, Ltd.	47,500	421,039
	Corona Corp.	362,300	4,682,128
	Cresco, Ltd.	105,500	865,389
	Cross Plus, Inc.	81,100	735,885
	CTI Engineering Co., Ltd.	211,800	1,282,200
	Dai-Dan Co., Ltd.	587,000	2,972,532
	Daido Kogyo Co., Ltd.	403,000	831,293
#	Daido Metal Co., Ltd.	403,000	1,650,221
	Daiho Corp.	1,153,000	807,990
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	670,000	1,375,698
#	Daiko Clearing Services Corp.	334,300	1,972,368
*	Daiko Denshi Tsushin, Ltd.	89,000	154,609
#	Daikyo, Inc.	3,736,000	5,275,973
	Daimaruenawin Co., Ltd.	10,600	60,468
	Dainichi Co., Ltd.	263,600	1,369,967
	Daisyo Corp.	18,400	199,900
# *	Daito Woolen Spinning & Weaving Co., Ltd.	726,000	527,131
#	Daiwabo Information System Co., Ltd.	281,600	4,860,644
#	Danto Holdings Corp.	478,000	558,585
	DC Co., Ltd.	442,000	1,246,433
#	DCM Japan Holdings Co., Ltd.	925,260	6,752,823
#	Denyo Co., Ltd.	261,700	2,104,021
*	DIA Kensetsu Co., Ltd.	709,500	65,046
	Dijet Industrial Co., Ltd.	53,000	120,496
	DMW Corp.	58,800	1,133,835
#	DyDo Drinco, Inc.	103,600	2,980,494
#	Edion Corp.	318,000	2,501,645
*	Edosawa Co., Ltd.	47,000	98,762
	Eikoh, Inc.	54,000	188,271
#	Enplas Corp.	517,900	5,000,465
#	ESPEC Corp.	260,300	1,823,849
	FALCO biosystems, Ltd.	17,300	125,619
	Fine Sinter Co., Ltd.	84,000	239,311
# *	First Baking Co., Ltd.	1,170,000	1,338,433

25

#	Fuji Electric Engineering & Construction Co., Ltd.	44,000	72,040
#	Fuji Kiko Co., Ltd.	169,000	291,223
	Fuji Oil Co., Ltd.	518,600	5,557,931
	Fujicco Co., Ltd.	454,600	5,329,359
	Fujikura Rubber, Ltd.	30,000	115,432
	Fujita Corp.	38,700	41,417
	Fujitsu Business Systems, Ltd.	469,700	6,169,638
	Fujitsu Frontech, Ltd.	346,100	3,259,705
	Fukuda Corp.	564,000	900,874
#	Fukuyama Transporting Co., Ltd.	3,858,000	13,128,779
#	Funai Electric Co., Ltd.	76,000	1,636,285
	Fuso Dentsu Co., Ltd.	74,000	234,206
	Fuso Pharmaceutical Industries, Ltd.	1,439,000	4,186,197
	Futaba Corp.	645,500	10,839,893
	Futaba Industrial Co., Ltd.	190,300	3,061,834
#	Gakken Co., Ltd.	1,799,000	4,817,173
	Gecoss Corp.	452,500	1,946,573
	Geostar Corp.	90,000	106,685
	Global-Dining, Inc.	53,700	102,113
#	Godo Steel, Ltd.	2,254,000	6,739,429
#	Goldcrest Co., Ltd.	161,530	2,645,712
*	Goldwin, Inc.	200,000	417,912
	Gourmet Kineya Co., Ltd.	231,000	1,692,007
	Gro-BeLS Co., Ltd.	774,000	373,673
#	Gun-Ei Chemical Industry Co., Ltd.	1,441,000	2,984,468
	Gunze, Ltd.	703,000	2,974,375
#	Hakuto Co., Ltd.	115,900	1,021,963
	Happinet Corp.	10,900	159,179
	Harima Chemicals, Inc.	395,000	1,696,738
#	Haruyama Trading Co., Ltd.	299,000	1,332,732
#	Hazama Corp.	1,583,000	1,331,385
#	Heiwado Co., Ltd.	85,000	1,353,716
	Hibiya Engineering, Ltd.	662,000	5,560,414
	Higashi-Nippon Bank, Ltd.	1,301,000	4,190,013
#	Hitachi Business Solution Co., Ltd.	27,600	165,232
	Hitachi Maxell, Ltd.	995,600	11,121,776
	Hitachi Medical Corp.	676,000	5,283,743
	Hitachi Metals Techno, Ltd.	53,500	237,444
#	Hitachi Plant Technologies, Ltd.	232,000	720,051
#	Hodogaya Chemical Co., Ltd.	965,000	2,149,526
	Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,557,187
	Hokkan Holdings, Ltd.	907,000	2,358,258
	Hokko Chemical Industry Co., Ltd.	374,000	1,178,149
#	Hokuetsu Paper Mills, Ltd.	4,177,000	18,174,266
	Hokuriku Electrical Construction Co., Ltd.	205,000	654,468
	Horipro, Inc.	168,700	1,643,132
	Howa Machinery, Ltd.	657,000	554,849
	I Metal Technology Co., Ltd.	428,000	882,606
	Ichikawa Co., Ltd.	310,000	977,023
#	Ichikoh Industries, Ltd.	277,000	626,854
#	Ihara Chemical Industry Co., Ltd.	740,000	2,021,469
	i-Logistics Corp.	254,000	609,284

26

# *	Image Holdings Co., Ltd.	251,500	886,347
#	Imasen Electric Industrial Co., Ltd.	87,000	1,187,630
*	Impress Holdings, Inc.	4,454	731,589
	Inaba Seisakusho Co., Ltd.	37,000	385,683
#	Inabata and Co., Ltd.	1,059,400	4,646,655
*	Ines Corp.	1,202,600	5,601,730
*	Ishikawajima Construction Materials Co., Ltd.	173,000	156,911
	Ishikawajima Transport Machinery Co., Ltd.	297,000	1,008,051
	Ishizuka Glass Co., Ltd.	659,000	1,055,856
	Itochu Enex Co., Ltd.	775,300	4,789,982
	Itochu-Shokuhin Co., Ltd.	24,000	792,104
#	Itoham Foods, Inc.	2,665,000	13,901,373
#	Itoki Corp.	313,200	1,139,379
	Iwaki & Co., Ltd.	773,000	1,340,438
#	Iwasaki Electric Co., Ltd.	1,480,000	2,427,326
#	Iwatsu Electric Co., Ltd.	195,000	211,198
#	Izumiya Co., Ltd.	1,605,000	9,094,160
# *	J Bridge Corp.	1,451,700	331,204
#	Japan Digital Laboratory Co., Ltd.	482,500	5,885,903
#	Japan Foundation Engineering Co., Ltd.	590,600	1,285,087
#	Japan Medical Dynamic Marketing, Inc.	451,900	1,191,560
	Japan Oil Transportation Co., Ltd.	576,000	1,069,721
	Japan Pulp & Paper Co., Ltd.	1,707,000	5,879,290
	Japan Radio Co., Ltd.	400,000	911,802
	Japan Steel Tower Co., Ltd.	156,000	713,880
#	Japan Transcity Corp.	589,000	2,110,683
	Jastec Co., Ltd.	18,800	109,946
	JBIS Holdings, Inc.	37,700	150,321
#	Jeans Mate Corp.	11,708	63,270
	JIEC Co., Ltd.	50	39,182
	JMS Co., Ltd.	787,000	2,271,400
#	Joban Kosan Co., Ltd.	1,196,000	1,858,249
#	J-Oil Mills, Inc.	586,000	2,793,438
#	Joint Corp.	390,600	683,652
	JSP Corp.	322,700	2,191,696
	Juntendo Co., Ltd.	57,000	68,418
	K.R.S. Corp.	157,800	1,301,173
#	Kadokawa Holdings, Inc.	22,200	522,739
	Kameda Seika Co., Ltd.	27,500	372,427
	Kamei Corp.	479,000	1,879,417
	Kanaden Corp.	465,000	2,342,109
	Kanamoto Co., Ltd.	447,000	2,152,795
#	Kandenko Co., Ltd.	1,339,000	8,051,148
	Kanematsu Electronics, Ltd.	129,400	1,019,292
#	Kanto Natural Gas Development Co., Ltd.	667,000	4,378,753
	Kasai Kogyo Co., Ltd.	196,000	552,855
	Kasei (C.I.) Co., Ltd.	415,000	997,342
	Katakura Chikkarin Co., Ltd.	249,000	652,766
	Kato Sangyo Co., Ltd.	230,200	3,081,192
	Kato Works Co., Ltd.	749,000	2,108,948
# *	Kawada Industries, Inc.	974,000	1,164,958
	Kawasaki Kasei Chemicals, Ltd.	658,000	1,012,236

27

	Kawasumi Laboratories, Inc.	239,000	1,293,798
	Keihanshin Real Estate Co., Ltd.	190,000	749,361
	Kenedix, Inc.	3,132	1,783,922
#	Key Coffee, Inc.	121,200	1,728,514
#	Kioritz Corp.	1,038,000	2,293,528
# *	Kishu Paper Co., Ltd.	2,645,000	3,396,758
#	Kissei Pharmaceutical Co., Ltd.	357,000	7,766,277
	Kitagawa Iron Works Co., Ltd.	123,000	199,540
#	Kitano Construction Corp.	938,000	1,913,686
	Kitazawa Sangyo Co., Ltd.	247,000	434,935
	Koa Corp.	570,100	3,283,904
#	Kobayashi Yoko Co., Ltd.	237,800	616,075
	Koekisha Co., Ltd.	68,700	1,261,107
#	Kohnan Shoji Co., Ltd.	509,400	6,831,299
	Koito Industries, Ltd.	304,000	972,927
#	Kojima Co., Ltd.	696,000	3,298,783
#	Kokuyo Co., Ltd.	1,240,411	10,005,689
#	Komai Tekko, Inc.	799,000	1,419,961
#	Komatsu Seiren Co., Ltd.	717,000	2,777,353
	Komatsu Wall Industry Co., Ltd.	146,900	1,664,296
	Komori Corp.	310,700	4,533,492
#	Konaka Co., Ltd.	643,749	2,605,616
	Kondotec, Inc.	35,000	191,241
	Konishi Co., Ltd.	264,600	2,368,113
	Kosaido Co., Ltd.	309,400	1,158,684
#	Kosei Securities Co., Ltd.	614,000	647,454
	Ku Holdings Co., Ltd.	171,700	587,101
#	Kumiai Chemical Industry Co., Ltd.	1,351,000	3,960,218
	Kurabo Industries, Ltd.	5,327,000	9,026,877
#	Kurimoto, Ltd.	3,613,000	3,454,173
	Kuroganeya Co., Ltd.	99,000	336,409
#	Kyodo Printing Co., Ltd.	1,897,000	5,103,500
#	Kyoei Sangyo Co., Ltd.	363,000	967,829
#	Kyokuto Boeki Kaisha, Ltd.	499,000	878,559
	Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	3,949,471
	Kyosan Electric Manufacturing Co., Ltd.	819,000	2,876,560
	Kyowa Leather Cloth Co., Ltd.	352,500	1,686,425
#	Kyudenko Corp.	1,220,000	7,919,490
# *	Laox Co., Ltd.	1,219,000	256,883
	Lapine Co., Ltd.	145,000	168,631
# *	Lonseal Corp.	612,000	1,051,286
#	Look, Inc.	800,000	968,956
#	Macnica, Inc.	125,400	1,574,556
#	Maeda Corp.	4,690,000	14,302,276
	Maeda Road Construction Co., Ltd.	1,855,000	11,884,515
#	Maezawa Industries, Inc.	279,600	664,810
#	Maezawa Kaisei Industries Co., Ltd.	179,300	1,838,203
#	Maezawa Kyuso Industries Co., Ltd.	109,300	1,938,398
	Makino Milling Machine Co., Ltd.	593,000	2,712,316
#	Marubun Corp.	249,900	1,571,958
	Marudai Food Co., Ltd.	2,925,000	7,248,552
	Maruei Department Store Co., Ltd.	558,400	1,612,386

28

#	Maruwa Co., Ltd.	118,400	1,422,022
	Maruwn Corp.	296,200	749,354
#	Maruyama Manufacturing Co., Inc.	97,000	187,366
	Maruzen Co., Ltd.	20,000	81,603
	Maruzen Showa Unyu Co., Ltd.	1,302,000	3,714,927
	Maspro Denkoh Corp.	394,200	3,154,672
	Matsui Construction Co., Ltd.	447,700	1,325,013
# *	Matsuo Bridge Co., Ltd.	885,000	828,055
# *	Meiji Machine Co., Ltd.	1,572,000	813,265
	Meito Sangyo Co., Ltd.	25,500	533,374
#	Meiwa Estate Co., Ltd.	235,500	910,897
	Meiwa Industry Co., Ltd.	152,000	292,816
	Mercian Corp.	3,186,000	6,965,994
	Mesco, Inc.	92,000	539,547
	Mikuni Coca-Cola Bottling Co., Ltd.	589,500	5,525,652
	Mikuni Corp.	179,000	370,965
	Mito Securities Co., Ltd.	33,000	104,926
	Mitsuba Corp.	883,000	5,506,585
	Mitsubishi Paper Mills, Ltd.	506,000	1,205,076
	Mitsubishi Pencil Co., Ltd.	67,500	865,301
#	Mitsuboshi Belting, Ltd.	65,000	337,692
	Mitsui High-Tec, Inc.	86,800	592,714
	Mitsumura Printing Co., Ltd.	88,000	274,010
#	Mitsuuroko Co., Ltd.	802,100	5,125,938
#	Miyairi Valve Manufacturing Co., Ltd.	264,900	99,476
# *	Miyaji Engineering Group	1,715,175	1,202,112
#	Miyoshi Oil & Fat Co., Ltd.	1,192,000	1,766,985
#	Miyuki Keori Co., Ltd.	533,000	1,261,441
#	Mizuno Corp.	823,000	4,121,012
#	Morinaga Milk Industry Co., Ltd.	1,411,000	4,147,230
	Morita Corp.	148,000	590,792
	Moritex Corp.	25,100	96,595
	Morozoff, Ltd.	509,000	1,530,038
	Mory Industries, Inc.	582,000	1,679,104
#	MR Max Corp.	675,300	2,223,412
#	Mutow Co., Ltd.	543,500	2,821,047
	Nagase & Co., Ltd.	284,000	2,689,423
# *	Naigai Co., Ltd.	2,708,000	1,112,308
#	Nakabayashi Co., Ltd.	964,000	1,661,248
#	Nakayama Steel Works, Ltd.	3,072,000	9,856,946
	Nakayo Telecommunications, Inc.	500,000	1,121,518
#	NEC Leasing, Ltd.	176,300	2,232,346
#	Neturen Co., Ltd.	264,000	1,952,944
	New Japan Radio Co., Ltd.	36,000	112,187
	Nice Holdings, Inc.	1,406,000	2,394,277
	Nichia Steel Works, Ltd.	854,200	2,914,683
#	Nichiban Co., Ltd.	567,000	1,880,589
#	Nichicon Corp.	1,367,100	11,126,243
#	Nichiha Corp.	287,700	2,131,269
#	Nichimo Co., Ltd.	920,000	1,457,661
#	Nichireki Co., Ltd.	554,000	1,498,276
	Nihon Kagaku Sangyo Co., Ltd.	16,000	101,304

29

#	Nihon Matai Co., Ltd.	589,000	1,021,990
	Nihon Shokuh Kako Co., Ltd.	170,000	435,160
	Nihon Tokushu Toryo Co., Ltd.	75,000	286,547
#	Nikko Co., Ltd.	527,000	1,318,281
	Nippo Corp.	1,643,000	8,719,956
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,098,000	7,377,576
	Nippon Ceramic Co., Ltd.	16,100	174,076
#	Nippon Chemical Industrial Co., Ltd.	1,609,000	4,087,512
#	Nippon Chemi-Con Corp.	1,661,000	5,870,376
#	Nippon Chutetsukan K.K.	582,000	740,729
	Nippon Concrete Industries Co., Ltd.	1,088,000	1,413,531
#	Nippon Densetsu Kogyo Co., Ltd.	1,095,000	8,804,928
	Nippon Denwa Shisetu Co., Ltd.	824,000	2,093,605
	Nippon Felt Co., Ltd.	73,100	356,502
	Nippon Fine Chemical Co., Ltd.	332,900	1,841,059
	Nippon Flour Mills Co., Ltd.	3,424,000	16,368,242
	Nippon Foil Manufacturing Co., Ltd.	222,000	318,255
	Nippon Formula Feed Manufacturing Co., Ltd.	35,000	41,237
#	Nippon Hume Corp.	544,000	1,423,438
	Nippon Jogesuido Sekkei Co., Ltd.	218	162,752
	Nippon Koei Co., Ltd.	1,400,000	3,620,330
	Nippon Konpo Unyu Soko Co., Ltd.	493,000	4,992,766
	Nippon Light Metal Co., Ltd.	4,269,000	6,440,995
	Nippon Pigment Co., Ltd.	35,000	96,872
#	Nippon Piston Ring Co., Ltd.	1,814,000	2,788,584
#	Nippon Sharyo, Ltd.	2,500,000	7,739,026
	Nippon Shinyaku Co., Ltd.	902,000	11,238,122
	Nippon Signal Co., Ltd.	69,000	363,985
	Nippon Soda Co., Ltd.	1,412,000	6,873,625
#	Nippon Systemware Co., Ltd.	211,200	861,967
	Nippon Tungsten Co., Ltd.	243,000	454,616
#	Nipro Corp.	166,000	3,029,646
# *	NIS Group Co., Ltd.	1,994,500	2,437,581
#	Nishimatsu Construction Co., Ltd.	8,152,073	18,024,453
	Nishishiba Electric Co., Ltd.	104,000	169,629
	Nissan Shatai Co., Ltd.	634,000	4,720,403
	Nissei Plastic Industrial Co., Ltd.	326,900	1,225,119
#	Nisshin Fudosan Co., Ltd.	137,000	450,932
	Nissho Electronics Corp.	302,200	1,616,369
	Nissin Corp.	249,000	718,310
	Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,729,883
	Nissui Pharmaceutical Co., Ltd.	239,800	1,614,827
	Nittan Valve Co., Ltd.	104,200	445,235
	Nittetsu Mining Co., Ltd.	2,032,000	7,439,231
	Nitto FC Co., Ltd.	243,000	1,137,586
	Nitto Flour Milling Co., Ltd.	370,000	1,100,569
*	Nittoc Construction Co., Ltd.	30,000	11,727
*	Niws Co. HQ, Ltd.	18,328	15,831
	Noda Corp.	135,500	279,822
	Nohmi Bosai, Ltd.	377,000	2,479,006
#	Noritsu Koki Co., Ltd.	438,700	6,368,528
#	Noritz Corp.	89,100	833,324

30

	Obayashi Road Corp.	671,000	947,305
	Odakyu Construction Co., Ltd.	183,000	388,659
	OHBA Co., Ltd.	42,000	41,920
	Oie Sangyo Co., Ltd.	12,700	89,639
#	Okabe Co., Ltd.	592,000	2,807,997
#	Okumura Corp.	3,638,000	13,100,725
#	Okura Industrial Co., Ltd.	1,021,000	2,308,577
	Olympic Corp.	377,000	2,352,710
#	Omikenshi Co., Ltd.	689,000	428,677
#	Onoken Co., Ltd.	205,000	3,053,484
	Oriental Shiraishi Corp.	390,400	667,239
	Oriental Yeast Co., Ltd.	269,000	1,461,263
	Original Engineering Consultants Co., Ltd.	57,500	116,403
	Osaka Organic Chemical Industry, Ltd.	21,000	102,000
	Osaka Steel Co., Ltd.	630,800	8,055,386
	Oyo Corp.	505,700	5,902,567
#	P.S. Mitsubishi Construction Co., Ltd.	305,500	781,669
	Pacific Industrial Co., Ltd.	1,106,000	4,116,758
#	PanaHome Corp.	535,000	3,123,055
#	Paramount Bed Co., Ltd.	324,000	4,560,160
# *	Penta-Ocean Construction Co., Ltd.	4,120,500	4,708,411
	Piolax, Inc.	205,300	3,745,235
#	Raito Kogyo Co., Ltd.	1,098,000	2,556,415
# *	Renown, Inc.	1,059,260	2,966,750
	Rheon Automatic Machinery Co., Ltd.	305,000	1,002,051
#	Rhythm Watch Co., Ltd.	3,175,000	3,785,835
	Ricoh Leasing Co., Ltd.	23,600	472,482
	Rikei Corp.	163,500	148,038
	Riken Technos Corp.	851,000	1,912,861
	Riken Vitamin Co., Ltd.	49,400	1,438,479
#	Royal Co., Ltd.	48,000	433,152
	Ryoden Trading Co., Ltd.	633,000	3,792,090
	Ryosan Co., Ltd.	688,200	14,785,677
	Ryoyo Electro Corp.	623,100	6,013,831
#	S Foods, Inc.	59,500	403,112
*	Sagami Co., Ltd.	415,000	355,028
	Sakai Chemical Industry Co., Ltd.	1,552,000	4,728,772
#	Sakai Heavy Industries, Ltd.	748,000	1,514,831
	Sakata INX Corp.	187,000	569,791
#	Sakata Seed Corp.	794,100	11,808,681
#	Sala Corp.	341,500	1,560,450
	San-Ai Oil Co., Ltd.	1,238,000	4,852,707
	Sanden Corp.	2,669,000	10,326,736
# *	Sanix, Inc.	1,007,200	2,619,809
#	Sanken Electric Co., Ltd.	493,000	2,538,303
#	Sanki Engineering Co., Ltd.	1,551,000	11,371,607
	Sanko Co., Ltd.	67,000	274,254
#	Sankyo Seiko Co., Ltd.	708,700	1,510,460
#	Sankyo-Tateyama Holdings, Inc.	3,743,000	4,154,277
#	Sanoh Industrial Co., Ltd.	318,600	1,582,801
	Sanritsu Corp.	111,500	764,527
	Sanshin Electronics Co., Ltd.	663,000	5,904,693

31

	Sanyo Denki Co., Ltd.	103,000	388,838
	Sanyo Engineering & Construction, Inc.	201,000	675,876
	SANYO INDUSTRIES, Ltd.	714,000	1,318,243
	Sato Shoji Corp.	145,800	1,128,120
	Satori Electric Co., Ltd.	98,560	619,156
#	Saxa Holdings, Inc.	1,019,000	1,488,033
	Seibu Electric Industry Co., Ltd.	286,000	1,330,363
	Seino Holdings Co., Ltd.	1,310,000	7,659,616
#	Sekisui Jushi Co., Ltd.	642,000	4,551,003
	Sekisui Plastics Co., Ltd.	1,583,000	4,376,354
	Sekonic Corp.	100,000	191,348
#	Senko Co., Ltd.	1,285,000	4,761,791
#	Senshukai Co., Ltd.	242,800	1,445,560
*	Seven Seas Holdings Co., Ltd.	697,000	349,307
	Shibuya Kogyo Co., Ltd.	132,000	1,026,270
	Shiga Bank, Ltd.	246,000	1,616,116
#	Shikibo, Ltd.	3,842,000	4,386,157
	Shikoku Bank, Ltd.	2,625,000	9,213,559
#	Shikoku Coca-Cola Bottling Co., Ltd.	469,300	4,948,916
#	Shimizu Bank, Ltd.	194,400	7,423,860
	Shin Nippon Air Technologies Co., Ltd.	357,220	2,922,234
	Shinagawa Refractories Co., Ltd.	758,000	1,641,307
#	Shindengen Electric Manufacturing Co., Ltd.	738,000	1,556,783
#	Shinkawa, Ltd.	64,600	794,179
#	Shinko Shoji Co., Ltd.	340,200	2,769,527
	Shinko Wire Co., Ltd.	501,000	1,018,254
	Shinmaywa Industries, Ltd.	2,597,000	8,582,906
	Sho-Bond Corp.	376,300	6,623,204
#	Shobunsha Publications, Inc.	301,400	1,623,394
	Shoei Foods Corp.	177,000	747,436
	Showa Corp.	857,600	6,099,937
	Showa Sangyo Co., Ltd.	146,000	411,017
	Showa Tansan Co., Ltd.	43,000	140,606
# *	Silver Ox, Inc.	206,000	150,051
	Sinanen Co., Ltd.	983,000	3,891,587
	Sintokogio, Ltd.	299,000	2,350,886
	SKY Perfect JSAT Holdings, Inc.	6,352	2,394,479
	SNT Corp.	553,500	2,800,162
	Soda Nikka Co., Ltd.	324,000	1,095,173
	Somar Corp.	191,000	480,289
	Sonton Food Industry Co., Ltd.	110,000	714,563
#	Sotoh Co., Ltd.	36,000	362,114
	Space Co., Ltd.	47,160	266,720
	Starzen Corp.	122,000	273,387
	Subaru Enterprise Co., Ltd.	247,000	709,950
	Sugimoto & Co., Ltd.	96,700	1,111,489
#	Suminoe Textile Co., Ltd.	804,000	1,319,989
#	Sumitomo Densetsu Co., Ltd.	515,200	2,541,554
	Sumitomo Forestry Co., Ltd.	455,334	3,252,392
	Sumitomo Osaka Cement Co., Ltd.	6,040,000	10,143,395
#	Sumitomo Pipe & Tube Co., Ltd.	569,000	3,893,903
#	Sumitomo Precision Products Co., Ltd.	354,000	1,201,319

32

	Sumitomo Warehouse Co., Ltd.	880,000	3,232,852
*	Sun Wave Corp.	702,000	947,390
#	SWCC Showa Holdings Co., Ltd.	6,737,000	8,984,643
	Tachibana Eletech Co., Ltd.	216,900	1,808,465
	Tachikawa Corp.	188,400	771,261
	Tachi-S Co., Ltd.	789,910	9,109,528
#	Taihei Dengyo Kaisha, Ltd.	916,000	7,428,772
# *	Taiheiyo Kouhatsu, Inc.	1,881,000	1,411,991
#	Taiho Kogyo Co., Ltd.	313,300	3,126,584
#	Taikisha, Ltd.	877,900	11,935,938
#	Taisei Rotec Corp.	1,142,000	2,015,565
	Takada Kiko Co., Ltd.	302,000	499,754
	Takagi Securities Co., Ltd.	569,000	1,092,324
	Takamatsu Corp.	18,500	258,377
#	Takano Co., Ltd.	305,800	2,125,948
#	Takaoka Electric Manufacturing Co., Ltd.	117,000	152,291
#	Takara Standard Co., Ltd.	1,785,000	8,863,213
#	Takasago Thermal Engineering Co., Ltd.	1,238,000	12,115,357
	Takigami Steel Construction Co., Ltd.	199,000	600,741
#	Takiron Co., Ltd.	1,055,000	2,941,210
#	Takuma Co., Ltd.	1,217,000	3,744,151
	Tamura Corp.	1,225,000	3,305,203
	Tanseisha Co., Ltd.	207,000	442,468
#	Tasaki Shinju Co., Ltd.	776,000	1,319,110
	Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	3,049,409
	Tayca Corp.	735,000	2,125,362
	TBK Co., Ltd.	190,000	620,388
	TDF Corp.	24,000	54,258
	Techno Associe Co., Ltd.	171,900	1,401,934
	Techno Ryowa, Ltd.	206,700	1,091,288
	Teikoku Tsushin Kogyo Co., Ltd.	298,000	858,062
# *	Tekken Corp.	2,646,000	2,763,212
# *	Ten Allied Co., Ltd.	212,300	657,340
#	Tenma Corp.	576,100	8,704,565
	Teraoka Seisakusho Co., Ltd.	166,300	753,810
	The Aichi Bank, Ltd.	134,800	9,281,461
	The Akita Bank, Ltd.	3,688,000	14,201,770
	The Aomori Bank, Ltd.	1,350,000	5,176,745
	The Awa Bank, Ltd.	748,000	3,956,034
#	The Bank of Iwate, Ltd.	306,100	17,310,384
	The Bank of Nagoya, Ltd.	1,305,706	7,107,746
	The Bank of Okinawa, Ltd.	175,800	6,171,049
	The Bank of Saga, Ltd.	2,108,000	6,068,825
	The Chukyo Bank, Ltd.	2,341,000	6,467,024
# *	The Daiei, Inc.	941,850	7,445,446
	The Daisan Bank, Ltd.	1,670,000	5,604,186
	The Daishi Bank, Ltd.	809,000	3,222,498
	The Daito Bank, Ltd.	1,673,000	1,341,707
	The Ehime Bank, Ltd.	1,719,000	5,017,466
	The Eighteenth Bank, Ltd.	3,966,000	10,495,947
#	The Fukui Bank, Ltd.	567,000	1,778,412
# *	The Goodwill Group, Inc.	2,402	80,393

33

	The Higo Bank, Ltd.	294,000	1,697,973
	The Hokkoku Bank, Ltd.	1,155,000	4,236,462
#	The Hokuetsu Bank, Ltd.	3,237,000	6,957,802
	The Hyakugo Bank, Ltd.	575,000	3,240,423
	The Hyakujishi Bank, Ltd.	673,000	3,554,068
#	The Japan General Estate Co., Ltd.	97,000	211,547
	The Japan Wool Textile Co., Ltd.	338,000	2,787,959
	The Kagawa Bank, Ltd.	1,702,000	8,825,137
	The Kagoshima Bank, Ltd.	1,744,500	11,546,515
#	The Kanto Tsukuba Bank, Ltd.	439,100	1,911,093
#	The Kita-Nippon Bank, Ltd.	147,800	4,590,995
	The Kodensha Co., Ltd.	156,000	317,163
	The Michinoku Bank, Ltd.	2,788,000	6,737,417
	The Miyazaki Bank, Ltd.	2,824,260	7,234,858
	The Nagano Bank, Ltd.	1,477,000	2,885,564
	The Nanto Bank, Ltd.	1,339,000	7,223,285
	The Nippon Road Co., Ltd.	1,591,000	2,044,259
#	The Nisshin Oillio Group, Ltd.	1,533,000	8,495,916
	The Ogaki Kyoritsu Bank, Ltd.	299,000	1,534,992
	The Oita Bank, Ltd.	2,581,000	13,577,610
	The San-in Godo Bank, Ltd.	1,415,000	10,945,456
	The Yasuda Warehouse Co., Ltd.	163,700	1,390,928
	Tigers Polymer Corp.	310,600	1,193,175
*	Toa Corp.	5,695,000	6,639,512
#	Toa Doro Kogyo Co., Ltd.	640,000	936,762
#	Toabo Corp.	134,000	108,548
	Tochigi Bank, Ltd.	2,756,000	15,098,139
#	Toda Corp.	1,716,000	6,175,418
	Toda Kogyo Corp.	682,000	2,312,376
	Todentu Corp.	694,000	1,295,644
	Toenec Corp.	1,061,000	5,405,119
	Toho Bank, Ltd.	2,247,000	8,983,535
	Tohoku Bank, Ltd.	1,528,000	2,385,768
*	Tohoku Misawa Homes Co., Ltd.	69,900	170,157
#	Tohto Suisan Co., Ltd.	916,000	1,467,778
	Tokai Lease Co., Ltd.	505,000	779,714
	Tokai Senko K.K.	360,000	344,363
	Toko Electric Corp.	365,000	840,739
# *	Toko, Inc.	3,483,000	4,902,073
	Tokushima Bank, Ltd.	1,081,000	4,516,048
#	Tokushu Tokai Holdings Co., Ltd.	1,081,220	2,127,055
	Tokyo Biso Kogyo Corp.	43,000	281,435
	Tokyo Denpa Co., Ltd.	3,500	29,166
	Tokyo Energy & Systems, Inc.	617,000	3,458,843
	Tokyo Ohka Kogyo Co., Ltd.	137,100	2,485,037
#	Tokyo Rope Manufacturing Co., Ltd.	2,572,000	7,170,911
	Tokyo Sangyo Co., Ltd.	514,500	1,424,554
	Tokyo Soir Co., Ltd.	202,000	492,038
#	Tokyo Style Co., Ltd.	1,493,000	12,423,248
	Tokyo Tomin Bank, Ltd.	32,900	529,540
	Tokyu Recreation Co., Ltd.	296,000	1,563,181
	Toli Corp.	912,000	1,560,772

34

	Tomato Bank, Ltd.	1,370,000	2,663,457
#	Tomen Electronics Corp.	107,500	1,234,513
#	Tomoe Corp.	776,100	1,256,436
	Tomoku Co., Ltd.	1,038,000	2,181,360
#	Tonami Transportation Co., Ltd.	1,509,000	3,191,130
# *	Tonichi Carlife Group, Inc.	129,000	88,490
	Topre Corp.	110,000	909,238
	Topy Industries, Ltd.	871,000	2,469,744
	Torigoe Co., Ltd.	78,000	595,012
	Torii Pharmaceutical Co., Ltd.	282,100	4,394,808
	Tosho Printing Co., Ltd.	772,000	1,965,498
	Totenko Co., Ltd.	310,000	532,371
#	Totetsu Kogyo Co., Ltd.	454,000	2,345,630
# *	Totoku Electric Co., Ltd.	1,034,000	1,293,403
#	Tottori Bank, Ltd.	1,183,000	3,062,773
#	Touei Housing Corp.	36,100	60,935
# *	Towa Bank, Ltd.	578,000	554,312
	Toyo Ink Manufacturing Co., Ltd.	2,474,000	8,106,112
	Toyo Kanetsu K.K.	245,000	451,911
	Toyo Kohan Co., Ltd.	2,110,000	10,846,657
#	Toyo Machinery & Metal Co., Ltd.	82,700	244,333
#	Toyo Tire & Rubber Co., Ltd.	293,000	756,680
#	Toyo Wharf & Warehouse Co., Ltd.	991,000	1,762,436
#	Trusco Nakayama Corp.	94,600	1,293,063
	Tsubakimoto Kogyo Co., Ltd.	15,000	41,154
#	Tsudakoma Corp.	751,000	1,349,841
#	Tsukamoto Co., Ltd.	182,000	147,659
#	Tsukishima Kikai Co., Ltd.	392,000	3,176,435
	Tsurumi Manufacturing Co., Ltd.	236,000	1,790,856
	Tsutsumi Jewelry Co., Ltd.	256,100	4,983,893
	Tsuzuki Denki Co., Ltd.	376,000	1,323,751
	Tsuzuki Densan Co., Ltd.	75,700	243,374
	TTK Co., Ltd.	136,000	686,622
#	TYK Corp.	690,000	1,404,162
#	Uchida Yoko Co., Ltd.	1,054,000	3,999,346
#	Ueki Corp.	408,000	448,970
	Uniden Corp.	1,472,000	6,399,845
# *	Union Holdings Co., Ltd.	1,450,600	106,450
	UNY Co., Ltd.	117,860	1,299,287
#	U-Shin, Ltd.	551,300	4,571,259
# *	Victor Co. of Japan, Ltd.	5,774,000	9,708,175
	Vital-Net, Inc.	371,600	2,488,414
# *	Wakachiku Construction Co., Ltd.	3,477,000	1,640,038
	Warabeya Nichiyo Co., Ltd.	65,500	918,988
	Wavelock Holdings Co., Ltd.	9,100	37,023
	Wondertable, Ltd.	78,000	81,529
#	Wood One Co., Ltd.	504,000	2,717,280
	Yahagi Construction Co., Ltd.	41,000	181,586
	Yaizu Suisankagaku Industry Co., Ltd.	17,400	166,896
	Yamagata Bank, Ltd.	2,666,000	14,085,456
	Yamaichi Electronics Co., Ltd.	405,200	1,865,361
	Yamamura Glass Co., Ltd.	2,338,000	4,215,669

35

	Yamanashi Chuo Bank, Ltd.	1,465,000	7,751,250
	Yamato Corp.	332,000	749,736
	Yamato International, Inc.	72,000	345,508
	Yamaura Corp.	155,500	277,220
	Ye Data, Inc.	34,000	60,419
#	Yellow Hat, Ltd.	384,500	1,469,742
	Yodogawa Steel Works, Ltd.	3,670,000	18,745,160
#	Yokogawa Bridge Holdings Corp.	821,000	4,867,190
	Yokohama Reito Co., Ltd.	1,078,000	7,841,644
	Yondenko Corp.	438,650	2,167,219
	Yonekyu Corp.	99,000	1,122,803
#	Yonex Co., Ltd.	149,000	925,148
#	Yorozu Corp.	63,800	803,179
	Yuasa Funashoku Co., Ltd.	532,000	1,121,096
	Yuki Gosei Kogyo Co., Ltd.	201,000	711,166
	Yuraku Real Estate Co., Ltd.	376,000	860,102
	Yurtec Corp.	1,097,000	5,103,322
TOTAL COMMON STOCKS			1,808,957,813

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—
TOTAL — JAPAN			1,808,957,813

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Promet Berhad	201,000	—
*	Rekapacific Berhad	130,000	—
TOTAL COMMON STOCKS			—

RIGHTS/WARRANTS — (0.0%)
*	Ramunia Holdings Berhad Non-Cumulative Irredeemable Convertible Preferred Shares	28,880	12,534
TOTAL — MALAYSIA			12,534

NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
	Batenburg Beheer NV	6,890	245,161
# *	BE Semiconductor Industries NV	546,024	2,421,659
*	Begemann Groep NV Series B	17,072	501
	Crown Van Gelder NV	51,923	712,919
# *	Crucell NV	515,366	8,304,058
	DOCdata NV	24,290	220,893
#	Draka Holding NV	231,553	6,926,915
	Eriks Group NV	18,406	1,133,029
	Gamma Holding NV	75,648	2,701,108
	Grontmij NV	17,593	628,956
#	Heijmans NV	517,244	9,993,279
	Kas Bank NV	216,806	7,497,478
#	Kendrion NV	5,168	121,822

36

	Koninklijke Ten Cate NV	185,980	7,327,843
	Macintosh Retail Group NV	2,639	46,888
*	Maverix Capital NV	900	—
*	Nedfield NV	30,190	115,768
	Nutreco Holding NV	944,290	58,294,330
#	Oce NV	2,295,691	22,290,561
	OPG Groep NV	73,752	1,232,891
	Ordina NV	91,598	978,726
# *	Qurius NV	460,094	328,258
	Royal Reesink NV	2,110	280,925
	RSDB NV	22,605	1,178,469
*	Samas NV	321,482	1,151,044
	Smit Internationale NV	49,112	3,784,188
#	Telegraaf Media Groep NV	69,914	1,847,674
*	Textielgroep Twenthe NV	1,200	4,401
	TKH Group NV	106,796	2,399,362
	USG People NV	436,652	7,902,657
# *	Van der Moolen Holding NV	793,825	5,857,881
*	Wavin NV	215,947	1,752,271
TOTAL — NETHERLANDS			157,681,915

NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
*	AFFCO Holdings, Ltd.	4,822,896	1,948,228
	Air New Zealand, Ltd.	2,468,741	1,980,360
	CDL Investments New Zealand, Ltd.	1,057,738	213,841
	Colonial Motor Co., Ltd.	207,470	456,623
#	Fisher & Paykel Appliances Holdings, Ltd.	3,137,936	3,853,177
	Millennium & Copthorne Hotels New Zealand, Ltd.	3,112,559	1,221,177
	Northland Port Corp. (New Zealand), Ltd.	24,300	49,199
	Nuplex Industries, Ltd.	20,728	92,596
*	Pan Pacific Petroleum NL	748,157	145,982
	Port of Tauranga, Ltd.	17,979	88,230
	Pyne Gould Guinness, Ltd.	1,805,503	3,460,694
*	Richina Pacific, Ltd.	929,648	258,720
*	Rubicon, Ltd.	2,472,292	1,639,828
	Sanford, Ltd.	1,082,000	4,474,920
	South Port New Zealand, Ltd.	71,088	105,987
	Taylors Group, Ltd.	42,000	39,397
*	Tenon, Ltd.	372,153	182,200
	Tourism Holdings, Ltd.	1,467,544	1,549,652
#	Tower, Ltd.	1,938,089	2,990,917
TOTAL — NEW ZEALAND			24,751,728

NORWAY — (1.4%)
COMMON STOCKS — (1.4%)
# *	Aker Yards ASA	1,420,761	16,439,485
#	Aktiv Kapital ASA	190,065	2,468,122
	Austevoll Seafood ASA	57,993	258,483
*	Birdstep Technology ASA	17,796	20,739

37

	Bonheur ASA	254,150	11,128,480
*	BW Offshore, Ltd.	94,030	239,009
#	Camillo Eitze & Co. ASA	150,780	1,486,925
#	Cermaq ASA	402,134	3,891,952
*	Copeinca ASA	25,494	186,102
#	DOF ASA	364,733	3,658,924
# *	DOF Subsea ASA	1,212	7,341
	EDB Business Partner ASA	14,380	77,965
# *	Eitzen Chemical ASA	78,498	277,497
# *	Eltek ASA	419,413	1,773,235
*	Ementor ASA	128,618	779,636
	Farstad Shipping ASA	209,496	5,509,494
	Ganger Rolf ASA	430,700	16,652,496
# *	Gregoire ASA	59,357	14,777
#	Havila Shipping ASA	30,700	452,342
*	IOT Holdings ASA	137,172	37,943
	Kongsberg Gruppen ASA	80,801	5,428,864
*	Kverneland Group ASA	593,570	1,357,869
#	Leroy Seafood Group ASA	113,196	1,678,446
# *	Marine Harvest	507,040	353,158
# *	Norse Energy Corp. ASA	1,412,000	1,430,415
	Odfjell ASA Series A	313,396	3,146,870
*	Otrum ASA	50,600	56,950
# *	Petrolia Drilling ASA	5,406,093	2,093,072
# *	Roxar ASA	191,713	177,237
# *	SAS AB	38,000	273,911
	Scana Industrier ASA	229,789	599,159
# *	Software Innovation ASA	234,659	382,763
	Solstad Offshore ASA	358,822	7,698,450
	SpareBanken 1 SMN	909,765	7,879,087
# *	Synnove Finden ASA	259,349	914,084
# *	TGS Nopec Geophysical Co. ASA	547,821	7,315,266
	TTS Marine ASA	88,874	1,137,664
	Wilh. Wilhelmsen ASA	251,468	7,865,387
TOTAL — NORWAY			115,149,599

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
#	Corticeira Amorim	2,297,331	4,365,380
	Finibanco Holdings SGPS SA	135,150	563,119
# *	Investimentos Participacoes e Gestao SA	1,459,858	1,326,764
*	Papelaria Fernandes-Industria e Comercia SA	2,000	7,922
#	Sonae Industria SGPS SA	682,328	2,646,049
# *	Sonaecom SGPS SA	661,428	1,889,716
# *	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	59,147	151,702
#	Teixeira Duarte Engenharia e Construcoes SA	279,348	421,550
TOTAL — PORTUGAL			11,372,202

38

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
*	AEM Holdings, Ltd.	1,932,000	68,697
	Allgreen Properties, Ltd.	12,647,000	7,115,580
	Apollo Enterprises, Ltd.	240,000	250,306
*	Asia Food and Properties, Ltd.	1,901,000	652,488
	Auric Pacific Group, Ltd.	57,000	46,560
	Beyonics Technology, Ltd.	7,382,500	905,528
	Bonvests Holdings, Ltd.	1,314,280	844,259
	Brothers (Holdings), Ltd.	488,078	61,467
# *	Chartered Semiconductor Manufacturing, Ltd.	14,148,000	4,814,425
	Chemical Industries (Far East), Ltd.	40,000	19,195
	China Merchants Holdings Pacific, Ltd.	990,000	495,392
	Chuan Hup Holdings, Ltd.	7,392,000	1,796,105
	Cougar Logistics Corp., Ltd.	538,250	111,289
#	Creative Technology Co., Ltd.	805,400	3,461,398
*	Eagle Brand Holdings, Ltd.	9,229,000	297,049
*	Eastern Asia Technology, Ltd.	1,205,000	48,701
*	Ellipsiz, Ltd.	720,000	45,277
	Eng Wah Organization, Ltd.	46,000	31,002
	Engro Corp., Ltd.	115,500	70,640
*	Eucon Holdings, Ltd.	2,341,000	86,346
*	Excel Machine Tools, Ltd.	473,000	5,007
#	Federal International (2000), Ltd.	313,750	82,331
*	Firstlink Investments Corp., Ltd.	1,951,000	81,753
*	Fu Yu Corp., Ltd.	1,720,000	108,466
	GK Goh Holdings, Ltd.	2,295,000	1,264,331
#	GP Batteries International, Ltd.	395,000	178,218
	GP Industries, Ltd.	1,370,808	341,918
	Grand Banks Yachts, Ltd.	288,750	191,460
#	Hi-P International, Ltd.	2,707,000	1,048,119
#	Ho Bee Investment, Ltd.	2,852,000	1,351,086
#	Hong Fok Corp., Ltd.	5,600,100	2,091,173
	Hong Leong Asia, Ltd.	105,000	95,637
#	Hotel Grand Central, Ltd.	1,960,462	1,103,628
	Hotel Plaza, Ltd.	1,203,000	1,193,697
#	Hotel Properties, Ltd.	1,831,500	2,286,434
	Hour Glass, Ltd.	793,320	445,674
	Huan Hsin Holdings, Ltd.	1,504,000	581,460
	Hwa Hong Corp., Ltd.	4,148,000	1,674,359
	IFS Capital, Ltd.	26,400	13,150
#	InnoTek, Ltd.	1,299,000	519,717
	Interra Resources, Ltd.	27,836	3,888
	Intraco, Ltd.	316,000	66,945
	IPC Corp., Ltd.	812,000	59,992
	Isetan (Singapore), Ltd.	171,000	467,005
#	Jurong Technologies Industrial Corp., Ltd.	3,391,000	595,085
	K1 Ventures, Ltd.	14,253,000	2,451,942
	Kian Ann Engineering, Ltd.	1,291,500	140,093
	Kim Eng Holdings, Ltd.	1,378,147	1,239,764
#	K-REIT Asia	181,480	161,754
#	Lafe Corp., Ltd.	4,407,200	186,062
	LC Development, Ltd.	2,179,800	249,838
	Lee Kim Tah Holdings, Ltd.	2,313,000	877,257

39

	Leeden, Ltd.	539,000	170,881
	Low Keng Huat Singapore, Ltd.	2,208,000	294,578
	Lum Chang Holdings, Ltd.	1,211,000	173,877
	Memtech International, Ltd.	3,073,000	248,192
	Metro Holdings, Ltd.	8,200,800	3,910,303
	Natsteel, Ltd.	717,000	712,356
	Orchard Parade Holdings, Ltd.	3,766,625	2,267,657
	Penguin International, Ltd.	3,453,000	302,132
	Pertama Holdings, Ltd.	105,000	22,229
	Popular Holdings, Ltd.	4,155,000	716,052
	PSC Corp., Ltd.	6,729,043	1,180,730
	QAF, Ltd.	3,277,000	774,705
	San Teh, Ltd.	844,000	280,030
	Sing Investments & Finance, Ltd.	84,000	80,385
	Singapore Land, Ltd.	1,336,000	5,165,613
	Singapore Reinsurance Corp., Ltd	3,080,110	564,434
	Singapore Shipping Corp., Ltd.	3,299,000	718,818
	Singapura Finance, Ltd.	105,000	112,200
	Stamford Land Corp., Ltd.	4,308,000	1,420,228
#	Sunningdale Tech, Ltd.	10,793,000	868,857
	Sunright, Ltd.	196,000	26,414
	Superior Multi-Packaging, Ltd.	552,000	43,823
*	Thakral Corp., Ltd.	1,130,000	39,357
*	TT International, Ltd.	4,579,900	403,224
	Tuan Sing Holdings, Ltd.	6,107,000	836,403
	UMS Holdings, Ltd.	4,751,000	661,706
	United Engineers, Ltd.	1,933,666	3,663,805
	United Industrial Corp., Ltd.	7,075,000	12,001,832
	United Pulp & Paper Co., Ltd.	782,000	99,885
	UOL Group, Ltd.	4,230,000	8,552,125
#	WBL Corp., Ltd.	433,500	1,459,221
	Wheelock Properties, Ltd.	3,109,000	2,862,371
	Wing Tai Holdings, Ltd.	1,440,000	1,357,218
*	Zhongguo Jilong, Ltd.	667,943	20,848
TOTAL COMMON STOCKS			94,391,436

RIGHTS/WARRANTS — (0.0%)
*	Metro Holdings, Ltd. Rights 09/11/08	820,080	20,255
TOTAL — SINGAPORE			94,411,691

SPAIN — (1.3%)
COMMON STOCKS — (1.3%)
#	Adolfo Dominguez SA	5,640	103,581
	Banco de Andalucia SA	443	30,547
# *	Baron de Ley SA	23,940	1,554,734
#	Campofrio Alimentacion SA	79,186	1,078,731
#	Cementos Portland Valderrivas SA	62,354	3,424,595
	Construcciones y Auxiliar de Ferrocarriles SA	11,874	4,940,827
*	Corporacion Dermoestetica	5,083	31,985
# *	Dogi International Fabrics SA	191,727	171,502

40

#	Ebro Puleva SA	1,492,857	25,749,223
# *	Ercros SA	8,895,732	2,857,029
*	Espanola del Zinc SA	53,703	119,343
#	Funespana SA	63,148	443,807
	Grupo Catalana Occidente SA	163,244	4,652,769
#	Grupo Empresarial Ence SA	1,965,233	14,144,204
#	Iberpapel Gestion SA	94,326	1,778,397
# *	Inbesos SA	26,897	172,166
*	Indo Internacional SA	13,502	42,693
#	La Seda de Barcelona SA	9,516,812	13,066,876
	Lingotes Especiales SA	5,342	30,985
#	Miquel y Costas & Miquel SA	20,960	278,841
#	NH Hoteles SA	961,209	11,721,316
	Nicolas Correa SA	137,049	1,195,055
#	Papeles y Cartones de Europa SA	220,600	1,387,720
	Pescanova SA	125,431	5,595,986
#	Service Point Solutions SA	163,147	385,741
# *	Tavex Algodonera SA	423,240	854,683
# *	Tecnocom Telecomunicaciones y Energia SA	18,288	96,810
	Tubacex SA	652,085	5,571,356
	Tubos Reunidos SA	101,651	574,237
#	Unipapel SA	133,464	2,456,421
	Vidrala SA	11,424	324,327
#	Viscofan SA	431,734	8,639,482
TOTAL COMMON STOCKS			113,475,969

RIGHTS/WARRANTS — (0.0%)
*	Indo Internacional SA Rights 07/18/08	13,502	198
TOTAL — SPAIN			113,476,167

SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
	Acando AB	652,813	1,348,651
	AF AB Series B	19,700	539,294
*	Artimplant AB Series B	221,000	88,794
	Atrium Ljungberg AB Series B	16,800	167,741
	Beijer Alma AB	81,900	1,013,719
	Bergs Timber AB Series B	17,000	80,363
#	Bilia AB Series A	238,436	1,596,965
#	Billerud AB	817,170	6,442,577
# *	Biotage AB	599,271	746,887
	Boliden AB	618,725	3,897,836
	Bong Ljungdahl AB	64,100	344,513
*	Boras Waefveri AB Series B	13,400	18,617
*	Brostrom AB Series B	73,740	647,896
	Cantena AB	109,825	1,702,961
#	Cardo AB	297,798	7,911,534
*	Carl Lamm Holding AB	89,524	485,738
	Castellum AB	1,462,724	14,972,909
	Cloetta AB Series B	18,600	662,810

41

#	Concordia Maritime AB Series B	297,099	897,771
	Consilium AB Series B	8,000	55,845
*	DORO AB	1,200	726
	Elos AB	29,600	260,788
*	Enea Data AB Series B	4,335	22,476
#	Eniro AB	196,107	852,099
	Fabege AB	1,131,140	8,133,616
	Forshem Group AB Series B	29,600	114,307
	G & L Beijer AB Series B	96,600	2,068,909
	Geveko AB	36,600	456,153
#	Gunnebo AB	28,600	164,177
	Gunnebo Industrier AB	4,840	138,604
#	Haldex AB	332,799	4,770,749
*	Hexpol AB	5,250	43,949
*	Home Capital AB	88,742	873,567
#	Home Properties AB	88,742	1,271,845
# *	IBS AB Series B	1,176,515	1,330,894
	Industrial & Financial Systems AB Series B	59,145	510,279
	Intellecta AB Series B	30,100	329,090
	Klovern AB	764,578	2,533,508
#	Kungsleden AB	1,827,593	14,102,508
# *	Lagercrantz Group AB Series B	232,135	1,147,132
	Lammhults Design Group AB	78,200	760,098
*	LBI International AB	20,000	57,281
#	Lennart Wallenstam Byggnads AB Series B	457,500	7,260,851
# *	Micronic Laser Systems AB	55,286	195,126
#	NCC AB Series A	45,400	594,637
	NCC AB Series B	796,306	10,417,026
	Nobia AB	10,555	56,632
	Nolato AB Series B	106,340	970,909
	OEM International AB Series B	30,300	210,143
# *	Partnertech AB	36,982	201,942
	Peab AB Series B	58,234	394,662
	Peab Industri AB	29,117	235,844
	Poolia AB Series B	147,200	779,740
*	Precomp Solutions AB	6,500	954
*	Pricer AB Series B	822,376	71,231
	Proact It Group AB	132,500	747,345
	Profilgruppen AB	25,600	253,338
	Rederi AB Transatlantic Series B	343,135	2,257,113
	Rorvik Timber AB	30,600	137,337
# *	Rottneros Bruk AB	1,547,000	499,469
*	Scribona AB Series A	15,700	17,159
*	Scribona AB Series B	615,980	518,353
*	Semcon AB	13,958	120,885
	Skanditek Industrifoervaltnings AB	116,200	345,617
	Studsvik AB	38,200	766,285
# *	Teleca AB Series B	707,390	523,353
*	Teligent AB	199,500	5,877
#	Trelleborg AB Series B	1,628,206	28,223,513
*	Wedins Skor & Accessoarer AB	85,000	23,828
	Wihlborgs Fastigheter AB	123,508	2,134,373
TOTAL — SWEDEN			141,529,718

42

SWITZERLAND — (4.4%)
COMMON STOCKS — (4.4%)
	AFG Arbonia-Forster Holding AG	11,428	2,439,203
#	Allreal Holding AG	97,788	11,362,214
#	Also Holding AG	9,450	462,972
*	Ascom Holding AG	160,800	1,572,048
	Baloise-Holding AG	316,202	27,052,072
	Bank Coop AG	11,560	818,558
	Banque Cantonale de Geneve	12,008	2,628,878
	Banque Cantonale du Jura	8,000	456,295
	Banque Cantonale Vaudoise	16,398	4,963,319
	Bobst Group AG	158,720	11,178,764
	Bossard Holding AG	11,678	762,168
	Bucher Industries AG	59,678	12,235,804
	Calida Holding AG	400	153,883
*	Card Guard AG	119,495	1,087,823
	Carlo Gavazzi Holding AG	7,890	1,182,381
	Charles Voegele Holding AG	102,058	5,299,256
#	Ciba Specialty Chemicals AG	222,902	5,490,280
#	Clariant AG	2,992,644	26,877,432
	Conzzeta AG	3,791	8,996,588
*	COS Computer Systems AG	34,269	344,940
	Daetwyler Holding AG	161,600	9,945,442
	Emmi AG	37,875	4,419,126
	Energiedienst Holding AG	160	9,868
	Escor Casino & Entertainment AG	4,000	90,582
	Feintol International Holding AG	6,555	1,887,550
	Flughafen Zuerich AG	49,800	18,134,653
#	Forbo Holding AG	34,708	14,626,517
	George Fisher AG	26,429	10,032,046
	Golay-Buchel Holding SA	125	265,012
	Gurit Holding AG	10,469	9,396,733
	Helvetia Holding AG	61,164	18,956,594
	Hexagon AB	52,500	856,476
#	Implenia AG	260,675	6,877,589
	Industrieholding Cham AG	12,361	4,038,342
	Intershop Holding AG	17,654	5,134,668
	Jelmoli Holdings AG	5,623	13,753,993
*	Kardex AG	6,654	361,522
	Lem Holdings SA	6,479	1,877,202
	Medisize Holding AG	79,900	5,349,072
	Metraux Services Holdings SA	3,560	476,163
# *	Micronas Semiconductor Holding AG	135,851	855,580
*	Mikron Holding AG	35,788	322,929
	Mobimo Holding AG	1,531	247,633
	PSP Swiss Property AG	588,827	35,662,370
	PubliGroupe SA	1,485	307,202
*	Quadrant AG	531	55,621
	Rieters Holdings AG	10,900	3,531,007

43

	Romande Energie Holding SA	3,903	10,267,999
	Schweizerhall Holding AG	30,793	6,288,550
	Schweizerische National Versicherungs Gesellschaft	17,818	11,477,096
	Siegfried Holding AG	25,492	3,525,764
*	Sihl	750	2,043
*	Spirt Avert AG	250	2,020
	St. Galler Kantonalbank	6,370	2,712,484
	Swiss Prime Site AG	233,238	13,738,174
*	Swissmetal Holding AG	112,200	1,828,702
	Tornos SA	16,000	124,521
#	Valiant Holding AG	91,408	16,277,116
	Valora Holding AG	37,658	8,926,687
	Vaudoise Assurances Holdings SA	19,233	3,316,592
	WMH Walter Meier Holding AG	595	82,379
	Zehnder Holding AG	57	64,151
	Zueblin Immobilien Holding AG	407,766	3,087,635
TOTAL — SWITZERLAND			374,558,283

UNITED KINGDOM — (13.8%)
COMMON STOCKS — (13.8%)
	A & J Mucklow Group P.L.C.	318,685	1,370,130
	Abacus Group P.L.C.	344,986	135,460
*	Abbeycrest P.L.C.	114,547	34,974
	Aberdeen Asset Management P.L.C.	879,230	2,296,770
	Acal P.L.C.	327,161	870,685
*	Acambis P.L.C.	289,269	989,777
	Aga Rangemaster Group P.L.C.	2,103,467	7,574,625
	Airea P.L.C.	280,105	64,316
*	Airflow Streamline P.L.C.	19,305	20,586
*	Alba P.L.C.	492,775	486,436
	Alexandra P.L.C.	383,995	375,259
	Alexon Group P.L.C.	223,601	242,108
*	Alphameric P.L.C.	1,367,391	613,198
	Alumasc Group P.L.C.	597,030	1,684,736
*	Amberley Group P.L.C.	71,000	7,442
	Amlin P.L.C.	13,628,903	71,890,459
	Anglo Pacific Group P.L.C.	1,021,597	3,376,180
	Anglo-Eastern Plantations P.L.C.	261,385	2,364,232
*	API Group P.L.C.	567,365	134,275
*	ARC International P.L.C.	2,696,225	901,965
	Arena Leisure P.L.C.	645,000	340,592
*	Aries Insurance Services P.L.C.	250,000	—
	Armour Group P.L.C.	225,000	51,291
	Arriva P.L.C.	112,920	1,628,974
	Ashtead Group P.L.C.	9,576,462	13,221,455
	Assura Group, Ltd.	42,159	63,057
*	Asterand P.L.C.	387,527	111,060
*	Autologic Holdings P.L.C.	455,119	302,569
	Avesco Group P.L.C.	84,124	90,079
	Avon Rubber P.L.C.	465,400	721,182
	BBA Aviation P.L.C.	1,666,536	4,028,611

44

*	Beale P.L.C.	96,298	69,337
	Beazley Group P.L.C.	7,511,032	15,191,590
*	Bede P.L.C.	283,000	3,302
	Bellway P.L.C.	3,481,205	38,811,977
*	Berkeley Technology, Ltd.	222,520	16,225
# *	Biocompatibles International P.L.C.	566,936	1,715,158
	Black Arrow Group P.L.C.	35,000	54,230
#	Blacks Leisure Group P.L.C.	184,818	343,198
	Bloomsbury Publishing P.L.C.	40,302	124,851
	Bodycote P.L.C.	10,063,146	42,535,697
#	Bovis Homes Group P.L.C.	4,184,856	33,261,252
	Brewin Dolphin Holdings P.L.C.	40,713	82,947
	Brit Insurance Holdings P.L.C.	11,179,422	39,365,189
	British Polythene Industries P.L.C.	380,917	1,598,787
	BSS Group P.L.C.	180,302	1,037,191
	Caffyns P.L.C.	21,866	209,257
	Camellia P.L.C.	2,531	357,139
	Capital & Regional P.L.C.	2,270,889	7,636,638
*	Carbo P.L.C.	34,200	3,429
	Carclo P.L.C.	835,334	1,317,031
	Carillion P.L.C.	2,237,343	13,370,347
	Carr’s Milling Industries P.L.C.	81,009	984,405
	Castings P.L.C.	485,190	2,365,500
	Catlin Group, Ltd.	5,698,203	33,871,813
	Centaur Media P.L.C.	100,000	131,018
*	Chapelthorpe P.L.C.	160,984	57,852
	Charles Stanley Group P.L.C.	150,000	582,496
	Chesnara P.L.C.	63,563	157,588
	Churchill China P.L.C.	53,181	217,246
	City of London Group P.L.C.	34,000	37,806
#	Clinton Cards P.L.C.	3,574,154	2,519,699
	Close Brothers Group P.L.C.	1,826,683	20,931,918
*	CLS Holdings P.L.C.	1,113,083	7,408,834
	Colefax Group P.L.C.	96,000	283,342
	Collins Stewart P.L.C.	1,969,734	3,539,597
*	Colt Telecom Group SA	3,718,170	8,733,380
	Communisis P.L.C.	2,442,742	2,770,988
	Computacenter P.L.C.	3,387,854	7,734,702
	Cookson Group P.L.C.	947,222	11,181,303
*	Coral Products P.L.C.	102,000	8,367
	Cosalt P.L.C.	213,194	1,004,705
*	Cradley Group Holdings P.L.C.	38,466	3,155
*	Creightons P.L.C.	250,000	5,696
	Creston P.L.C.	107,460	90,738
	Daejan Holdings P.L.C.	134,005	6,441,247
	Dart Group P.L.C.	917,504	332,769
	Davis Service Group P.L.C.	1,022,634	6,337,427
*	Dawson International P.L.C.	502,194	20,597
	Delta P.L.C.	2,652,709	5,567,888
	Development Securities P.L.C.	885,153	5,815,015
	Devro P.L.C.	43,253	64,283
	Dialight P.L.C.	299,486	934,072

45

	Dimension Data Holdings P.L.C.	748,959	719,838
	Diploma P.L.C.	475,000	1,390,120
	DRS Data & Research Services P.L.C.	51,000	18,128
	DS Smith P.L.C.	12,895,987	30,103,493
#	DSG International P.L.C.	13,249,565	11,905,611
	DTZ Holdings P.L.C.	41,347	75,008
	Dyson Group P.L.C.	155,000	287,791
# *	easyJet P.L.C.	2,016,070	12,033,208
	Eleco P.L.C.	68,900	97,186
	Electronic Data Processing P.L.C.	271,803	299,844
	Elementis P.L.C.	10,581,775	16,222,020
*	Eliza Tinsley Group P.L.C.	145,967	23,947
	Ennstone P.L.C.	7,832,906	2,174,395
	Enodis P.L.C.	398,937	2,334,051
*	Entertainment Rights P.L.C.	4,476,096	750,331
*	Erinaceous Group P.L.C.	371,424	11,171
	Eurodis Electron P.L.C.	2,531,550	—
	Evolution Group P.L.C.	2,286,747	4,051,933
#	F&C Asset Management P.L.C.	6,573,090	11,614,362
	Fenner P.L.C.	272,000	1,126,794
	Filtronic P.L.C.	1,323,456	2,083,197
	Financial Objects P.L.C.	139,000	148,061
*	Fortress Holdings P.L.C.	200,000	—
#	French Connection Group P.L.C.	449,064	506,220
	Fuller Smith & Turner P.L.C.	373,727	2,960,494
	Future P.L.C.	1,537,577	750,307
	FW Thorpe P.L.C.	19,149	175,414
	Galliford Try P.L.C.	374,637	441,113
	Game Group P.L.C.	2,952,330	14,488,662
*	Garton Engineering P.L.C.	6,000	—
	Gaskell P.L.C.	40,000	—
	GB Group P.L.C.	707,131	438,607
	Genetix Group P.L.C.	50,000	48,761
*	Georgica P.L.C.	124,719	80,658
*	Gladstone P.L.C.	158,000	58,941
	GNE P.L.C.	60,517	134,080
	Greene King P.L.C.	3,287,988	32,021,107
	Guinness Peat Group P.L.C.	859,225	783,136
*	Hampton Trust P.L.C.	200,491	—
	Hardy Underwriting Group P.L.C.	889,189	3,623,662
	Harvey Nash Group P.L.C.	667,151	448,002
*	Hawtin P.L.C.	150,000	13,615
	Haynes Publishing Group P.L.C.	25,591	83,501
	Helical Bar P.L.C.	2,732,887	15,926,864
#	Henderson Group P.L.C.	9,461,545	22,343,084
	Henry Boot P.L.C.	1,137,852	1,961,080
*	Heywood Williams Group P.L.C.	1,023,641	161,243
*	Highbury House Communications P.L.C.	2,726,216	—
	Highway Insurance Holdings P.L.C.	3,135,401	4,198,155
	Hiscox, Ltd.	10,621,831	47,859,138
	HR Owen P.L.C.	117,528	217,706
	Huntsworth P.L.C.	2,240,266	2,540,283

46

*	Impellam Group P.L.C.	28,242	30,889
*	Instore P.L.C.	83,388	8,097
*	Intec Telecom Systems P.L.C.	1,861,142	1,458,843
	Intelek P.L.C.	555,250	165,898
	Intermediate Capital Group P.L.C.	478,112	12,012,554
*	Inveresk P.L.C.	756,409	100,516
	J. Smart & Co. (Contractors) P.L.C.	18,263	168,012
	James Cropper P.L.C.	38,601	94,399
	James Fisher & Sons P.L.C.	222,805	2,375,597
	James Halstead P.L.C.	108,570	964,409
	JD Sports Fashion P.L.C.	45,672	233,094
	JJB Sports P.L.C.	6,169,618	14,293,700
*	Johnson Service Group P.L.C.	42,424	16,533
#	Johnston Press P.L.C.	7,952,578	6,782,457
*	Journey Group P.L.C.	30,469	2,944
	KBC Advanced Technologies P.L.C.	622,919	676,149
	Kcom Group P.L.C.	7,213,838	5,134,224
	Kewill P.L.C.	60,000	94,039
	Laird P.L.C.	547,781	3,784,340
*	Lambert Howarth Group P.L.C.	243,210	—
*	Lamont Holdings P.L.C.	100,000	1,139
	Lavendon Group P.L.C.	664,700	3,313,141
*	Leeds Group P.L.C.	241,639	79,352
*	Leo Insurance P.L.C.	25,000	1,139
	Litho Supplies P.L.C.	113,000	46,185
*	London Scottish Bank P.L.C.	364,051	45,036
	Lookers P.L.C.	1,348,316	1,367,230
	Low & Bonar P.L.C.	3,118,772	5,840,096
	Luminar Group Holdings P.L.C.	1,794,243	7,801,238
	Macfarlane Group P.L.C.	1,730,981	849,790
	Macro 4 P.L.C.	44,820	101,715
	Mallett P.L.C.	104,602	154,518
	Management Consulting Group P.L.C.	2,538,662	1,550,987
	Marshalls P.L.C.	938,674	2,848,490
	Marston’s P.L.C.	6,498,608	23,170,132
	Mcbride P.L.C.	118,327	250,386
	McKay Securities P.L.C.	128,887	502,598
*	MDY Healthcare P.L.C.	16,000	10,230
	Meggitt P.L.C.	868,359	3,630,466
*	Melrose P.L.C.	160,904	473,464
	Metalrax Group P.L.C.	505,462	145,350
*	Mice Group P.L.C.	2,041,450	—
	Microgen P.L.C.	1,303,057	1,203,625
*	Mid-States P.L.C.	50,000	12,113
	Millennium and Copthorne Hotels P.L.C.	4,451,429	25,045,919
*	Minerva P.L.C.	4,671,855	10,613,623
	MJ Gleeson Group P.L.C.	645,704	1,885,962
	Molins P.L.C.	142,466	189,877
	Mondi P.L.C.	79,140	469,843
*	Monitise P.L.C.	101,664	20,263
	Morgan Crucible Co. P.L.C.	14,803	61,869
	Morse P.L.C.	93,868	66,551

47

	Moss Bros Group P.L.C.	494,059	252,278
	Mothercare P.L.C.	1,025,416	7,581,517
	MP Evans Group P.L.C.	95,900	535,845
	MS International P.L.C.	119,401	456,664
*	MWB Group Holdings P.L.C.	1,659,493	3,040,140
	N Brown Group P.L.C.	2,588,109	9,897,674
*	nCipher P.L.C.	346,348	1,816,228
	Nestor Healthcare Group P.L.C.	652,386	385,443
*	Newfound NV	44,000	10,427
	Noble Investments (UK) P.L.C.	300	868
*	Nord Anglia Education P.L.C.	420,396	3,527,730
	Northamber P.L.C.	152,685	119,116
	Northgate P.L.C.	1,214,374	7,616,328
	Novae Group P.L.C.	395,349	2,149,688
*	NXT P.L.C.	48,000	10,050
*	Opsec Security Group P.L.C.	571,366	461,730
	Oxford Instruments P.L.C.	463,280	1,880,238
*	Pace P.L.C.	537,862	874,815
	Panther Securities P.L.C.	45,000	268,643
*	Parity Group P.L.C.	8,400	4,130
	Pendragon P.L.C.	5,031,624	874,278
*	Penna Consulting P.L.C.	186,128	451,248
*	Pices Property Services P.L.C.	250,000	—
	Pinewood Shepperton P.L.C.	358,476	1,260,227
*	Pinnacle Staffing Group P.L.C.	953,519	32,793
*	Pittards P.L.C.	39,000	1,422
	Portmeirion Group P.L.C.	56,335	212,690
	Porvair P.L.C.	484,144	948,524
	Premier Foods P.L.C.	8,893,443	14,055,110
*	Pressac P.L.C.	429,000	5,865
	Primary Health Properties P.L.C.	132,630	725,697
*	Probus Estates P.L.C.	416,666	760
*	Provalis P.L.C.	2,427,440	13,275
	Psion P.L.C.	2,157,649	3,625,112
*	Quays Group P.L.C.	71,000	7,765
	Quintain Estates & Development P.L.C.	1,279,770	4,407,932
	Raven Mount P.L.C.	125,337	176,375
#	Redrow P.L.C.	5,051,879	15,740,605
*	Redstone P.L.C.	369,451	316,760
*	Renold P.L.C.	829,414	1,088,010
	Rensburg Sheppards P.L.C.	9,472	83,279
	RPC Group P.L.C.	1,137,363	3,161,517
	Rugby Estates P.L.C.	78,667	422,323
	S&U P.L.C.	7,000	47,112
*	Safeland P.L.C.	100,000	82,028
*	Sagittarius Professional Services P.L.C.	250,000	4,101
	Savills P.L.C.	291,403	1,520,326
	Scapa Group P.L.C.	1,927,891	1,027,410
*	SDL P.L.C.	57,530	381,805
*	Secure Ventures No. 6 P.L.C.	250,000	—
*	Secure Ventures No. 7 P.L.C.	250,000	—
	Senior P.L.C.	3,692,902	7,422,594

48

*	SFI Holdings, Ltd. Series A	79,000	—
	SIG P.L.C.	238,428	2,349,680
	Signet Group P.L.C.	44,062,042	50,306,084
	Sinclair (William) Holdings P.L.C.	81,940	101,921
	Smiths News P.L.C.	259,297	379,554
*	SPG Media Group P.L.C.	300,000	45,704
	Spirent Communications P.L.C.	3,417,559	4,951,475
*	Sportech P.L.C.	112,188	167,913
	Spring Group P.L.C.	779,791	553,697
	St Ives Group P.L.C.	2,377,951	7,228,474
	ST Modwen Properties P.L.C.	2,066,598	11,385,033
*	Stylo P.L.C.	5,293	2,364
	Swallowfield P.L.C.	60,849	87,815
*	Tandem Group P.L.C.	472,000	—
*	Taurus Storage P.L.C.	250,000	4,101
	TDG P.L.C.	1,622,894	7,293,310
*	Telspec P.L.C.	205,000	15,550
*	Terence Chapman Group P.L.C.	62,500	361
	Tex Holdings P.L.C.	11,000	18,763
*	The 600 Group P.L.C.	1,065,961	509,114
	The Berkeley Group Holdings P.L.C.	435,218	6,716,566
	The Cardiff Property P.L.C.	4,000	43,749
	The Character Group P.L.C.	31,478	35,814
	Thomas Cook Group P.L.C.	55,133	229,585
*	THUS Group P.L.C.	3,058,660	9,964,535
	Titon Holdings P.L.C.	36,110	20,734
	Tomkins P.L.C.	11,582,916	31,289,695
*	Torotrak P.L.C.	44,048	14,432
	Town Centre Securities P.L.C.	322,073	1,166,079
*	Trafficmaster P.L.C.	838,238	431,336
	Travis Perkins P.L.C.	2,810,075	34,221,668
	Treatt P.L.C.	38,663	153,785
	Trifast P.L.C.	875,171	762,086
	Trinity Mirror P.L.C.	8,578,803	16,758,963
	TT electronics P.L.C.	2,225,502	4,133,596
*	UK Coal P.L.C.	1,860,967	14,630,210
	Umeco P.L.C.	283,900	2,453,019
#	Unite Group P.L.C.	2,673,484	11,166,103
*	Vernalis P.L.C.	132,072	10,793
	Victoria P.L.C.	52,231	231,479
	Vislink P.L.C.	816,969	387,327
# *	Volex Group P.L.C.	246,843	269,279
	Vp P.L.C.	315,426	1,433,921
*	VTR P.L.C.	13,000	9,479
	Wagon P.L.C.	825,228	54,459
	Waterman Group P.L.C.	514,435	1,064,307
*	Wembley P.L.C.	277,102	50,512
*	Westcity P.L.C.	456,507	177,307
*	Whitecroft P.L.C.	70,000	—
*	William Ransom & Son P.L.C.	115,000	15,722
	Wilmington Group P.L.C.	422,000	1,548,112
*	Wilshaw Securities P.L.C.	28,000	1,978

49

#	Woolworths Group P.L.C.	25,942,122	3,425,274
	Workspace Group P.L.C.	362,421	866,465
	Young and Co.’s Brewery P.L.C. Series A	35,800	341,933
	Zotefoams P.L.C.	196,330	386,901
TOTAL COMMON STOCKS			1,161,970,655

RIGHTS/WARRANTS — (0.0%)
*	Johnson Service Group P.L.C. Rights 09/08/08	127,883	3,497
*	Letter of Entitlements - Audemars Piguet	81,758	—
*	SFI Holdings, Ltd. Litigation Certificate	79,000	—
*	Ultraframe Litigation Notes	160,022	—
TOTAL RIGHTS/WARRANTS			3,497
TOTAL — UNITED KINGDOM			1,161,974,152

		Face
		Amount	Value †
		(000)

TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $17,825,000 FNMA 5.058%(r), 01/01/36, valued at $14,883,345) to be repurchased at $14,665,160	$14,662	14,662,000

SECURITIES LENDING COLLATERAL — (13.5%)
§ @	DFA Short Term Investment Fund LP	1,117,410	1,117,409,702

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $17,350,178 FNMA 4.000%, 05/01/19 & 6.000%, 03/01/38, valued at $16,674,164) to be repurchased at $16,351,106	16,347	16,347,219

TOTAL SECURITIES LENDING COLLATERAL			1,133,756,921

TOTAL INVESTMENTS - (100.0%)
(Cost $8,824,023,274)##			$8,405,360,186

50

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value ††

AUSTRALIA — (4.0%)
COMMON STOCKS — (4.0%)
Amcor, Ltd.	22,286	$104,597
Australia & New Zealand Banking Group, Ltd.	26,396	371,699
# Bendigo Bank, Ltd.	6,195	60,974
# Boral, Ltd.	12,077	66,352
Caltex Australia, Ltd.	2,781	29,747
CSR, Ltd.	20,262	45,979
# Fairfax Media, Ltd.	34,329	82,549
Lend Lease Corp., Ltd.	8,294	68,179
# Macquarie Group, Ltd.	4,640	172,058
National Australia Bank, Ltd.	20,300	421,228
Onesteel, Ltd.	16,203	94,669
Qantas Airways, Ltd.	23,399	67,363
Suncorp-Metway, Ltd.	16,111	156,421
TABCORP Holdings, Ltd.	13,704	100,108
Toll Holdings, Ltd.	15,521	91,897
Virgin Blue Holdings, Ltd.	11,952	5,862
Washington H. Soul Pattinson & Co., Ltd.	4,770	45,800
TOTAL — AUSTRALIA		1,985,482

AUSTRIA — (1.1%)
COMMON STOCKS — (1.1%)
Erste Group Bank AG	1,418	84,740
OMV AG	5,113	327,572
Voestalpine AG	2,633	142,527
TOTAL — AUSTRIA		554,839

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Delhaize Group	3,089	199,284
UCB SA	3,388	132,487
TOTAL — BELGIUM		331,771

CANADA — (5.6%)
COMMON STOCKS — (5.6%)
# Bank of Montreal	5,100	223,491
Canadian Imperial Bank of Commerce	3,900	235,697
Canadian Pacific Railway, Ltd.	2,900	176,928
Canadian Tire Corp. Class A	1,500	76,243
* CGI Group, Inc.	4,500	49,119

1

Empire Co., Ltd. Class A	500	21,977
George Weston, Ltd.	1,000	44,387
Industrial Alliance Insurance & Financial Services, Inc.	700	24,360
ING Canada, Inc.	700	26,370
Loblaw Companies, Ltd.	1,800	51,349
Magna International, Inc. Class A	1,600	91,889
Manitoba Telecom Services, Inc.	500	19,637
Metro, Inc. Class A	1,600	44,453
National Bank of Canada	1,500	70,663
Petro-Canada	10,100	446,595
# Power Corp. of Canada, Ltd.	2,900	89,802
# Power Financial Corp.	2,600	84,798
Sherritt International Corp.	4,800	43,172
# Sun Life Financial, Inc.	5,800	223,686
# The Thomson Corp.	4,800	161,612
Toronto Dominion Bank	8,000	468,111
Yamana Gold, Inc.	10,400	112,933
TOTAL — CANADA		2,787,272

DENMARK — (1.6%)
COMMON STOCKS — (1.6%)
A P Moller - Maersk A.S.	36	402,759
Danisco A.S.	1,400	93,997
Danske Bank A.S.	8,202	230,801
* Jyske Bank A.S.	1,300	72,794
Sydbank A.S.	700	22,808
TOTAL — DENMARK		823,159

FINLAND — (0.7%)
COMMON STOCKS — (0.7%)
Outokumpu Oyj Series A	3,079	73,729
Sampo Oyj	880	22,139
UPM-Kymmene Oyj	13,578	231,988
TOTAL — FINLAND		327,856

FRANCE — (7.1%)
COMMON STOCKS — (7.1%)
Air France-KLM	3,479	83,701
AXA SA Sponsored ADR	23,300	743,503
BNP Paribas SA	11,000	986,757
Casino Guichard Perrachon SA	1,170	114,653
Ciments Francais SA	244	33,629
CNP Assurances	385	46,213
Compagnie de Saint-Gobain	6,500	397,124
Credit Agricole SA	1,400	29,681
European Aeronautic Defence & Space Co.	9,143	204,679
Lagardere S.C.A.	3,281	183,151
Peugeot SA	4,276	203,159
Renault SA	4,200	350,714
Safran SA	4,295	76,329

2

SCOR SE	1,668	38,428
Societe Generale Paris	600	57,878
TOTAL — FRANCE		3,549,599

GERMANY — (10.6%)
COMMON STOCKS — (10.6%)
Allianz SE	6,494	1,082,587
AMB Generali Holding AG	200	33,761
Bayerische Motoren Werke AG	8,690	355,511
Celesio AG	2,001	76,925
Commerzbank AG	9,946	292,208
# Continental AG	3,838	416,080
Daimler AG Sponsored ADR	5,500	321,090
Deutsche Bank AG ADR	2,700	229,149
Deutsche Lufthansa AG	5,719	122,806
Deutsche Telekom AG	86,101	1,418,098
Fraport AG	863	55,504
Hannover Rueckversicherung AG	895	37,965
Heidelberger Zement AG	624	69,874
Hypo Real Estate Holding AG	1,553	37,386
* Infineon Technologies AG	17,909	152,925
Munchener Rueckversicherungs-Gesellschaft AG	2,860	444,035
Salzgitter AG	1,060	162,318
TOTAL — GERMANY		5,308,222

GREECE — (0.6%)
COMMON STOCKS — (0.6%)
EFG Eurobank Ergasias S.A.	10,469	210,600
Hellenic Petroleum S.A.	5,666	71,191
TOTAL — GREECE		281,791

HONG KONG — (3.7%)
COMMON STOCKS — (3.7%)
Cathay Pacific Airways, Ltd.	37,000	68,612
Cheung Kong Holdings, Ltd.	25,210	358,334
* Galaxy Entertainment Group, Ltd.	31,000	11,968
Great Eagle Holdings, Ltd.	8,000	22,162
Henderson Land Development Co., Ltd.	21,749	131,103
Hong Kong and Shanghai Hotels, Ltd.	13,000	18,521
Hopewell Holdings, Ltd.	16,000	60,967
Hutchison Whampoa, Ltd.	79,000	733,392
Kowloon Development Co., Ltd.	14,000	21,617
New World China Land, Ltd.	38,400	14,104
New World Development Co., Ltd.	57,830	87,772
Shun Tak Holdings, Ltd.	32,000	18,625
Sino Land Co., Ltd.	20,000	35,009
Sun Hung Kai Properties, Ltd.	4,000	54,542
Wharf Holdings, Ltd.	27,963	101,058
Wheelock and Co., Ltd.	27,000	64,037
Wheelock Properties, Ltd.	30,000	22,014
TOTAL — HONG KONG		1,823,837

3

IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
Allied Irish Banks P.L.C. Sponsored ADR	7,500	192,375

ITALY — (1.3%)
COMMON STOCKS — (1.3%)
Banca Popolare di Milano Scarl	3,203	31,900
Banco Popolare Scarl	8,500	161,913
Fondiaria - Sai SpA	900	24,937
Telecom Italia SpA	33,989	54,667
UniCredito Italiano SpA	28,630	154,048
Unione di Banche Italiane ScpA	8,100	181,064
Unipol Gruppo Finanziario SpA	15,200	37,896
TOTAL — ITALY		646,425

JAPAN — (13.5%)
COMMON STOCKS — (13.5%)
AEON Co., Ltd.	9,200	105,510
Aioi Insurance Co., Ltd.	11,000	54,154
Ajinomoto Co., Inc.	17,000	154,896
Alps Electric Co., Ltd.	3,400	30,729
Amada Co., Ltd.	7,000	42,399
* Aozora Bank, Ltd.	13,000	25,335
Bridgestone Corp.	14,900	250,666
Canon Marketing Japan, Inc.	1,500	24,618
Coca-Cola West Japan Co., Ltd.	1,100	25,440
Cosmo Oil Co., Ltd.	11,000	32,128
Credit Saison Co., Ltd.	3,600	72,526
CSK Holdings Corp.	1,200	18,932
Dai Nippon Printing Co., Ltd.	15,000	211,778
Dai Nippon Sumitomo Pharma Co., Ltd.	3,000	26,585
Daicel Chemical Industries, Ltd.	6,000	30,426
Dainippon Ink & Chemicals, Inc.	13,000	28,811
Daiwa House Industry Co., Ltd.	10,000	98,266
Dentsu, Inc.	51	102,556
Fuji Electric Holdings Co., Ltd.	11,000	25,905
Fuji Heavy Industries, Ltd.	12,000	68,599
FUJIFILM Holdings Corp.	14,000	385,224
Fujikura, Ltd.	7,000	32,583
Fukuoka Financial Group, Inc.	17,000	59,798
Futaba Industrial Co., Ltd.	1,000	16,089
Glory, Ltd.	1,400	29,867
Hakuhodo Dy Holdings, Inc.	460	23,445
House Foods Corp.	1,400	22,787
* Idemitsu Kosan Co., Ltd.	400	35,523
JS Group Corp.	7,000	95,027

4

	Juroku Bank, Ltd.	6,000	24,860
	Kamigumi Co., Ltd.	5,000	38,591
	Kaneka Corp.	6,000	37,683
	Kinden Corp.	2,000	19,106
	MARUI GROUP CO., Ltd.	5,700	41,655
	Matsushita Electric Works, Ltd.	9,000	83,188
	Mitsubishi Chemical Holdings Corp.	20,500	115,978
	Mitsubishi Logistics Corp.	3,000	34,023
	Mitsubishi Rayon Co., Ltd.	11,000	29,685
	Mitsui Chemicals, Inc.	13,000	64,164
	Mitsui Mining and Smelting Co., Ltd.	11,000	29,309
	Namco Bandai Holdings, Inc.	4,100	50,425
	NEC Corp.	49,000	225,814
	NGK Spark Plug Co., Ltd.	3,000	33,152
	Nippon Express Co., Ltd.	17,000	79,487
	Nippon Meat Packers, Inc.	4,000	64,941
	Nippon Mining Holdings, Inc.	22,500	124,978
	Nippon Mitsubishi Oil Corp.	32,000	199,581
	Nippon Paper Group, Inc.	18	51,406
	Nippon Sheet Glass Co., Ltd.	12,000	61,452
	Nishi-Nippon Bank, Ltd.	13,000	33,961
	Nissan Motor Co., Ltd.	64,300	488,429
	Nissay Dowa General Insurance Co., Ltd.	4,000	20,835
	Nisshin Steel Co., Ltd.	16,000	42,748
	Nisshinbo Industries, Inc.	3,000	33,030
	NOK Corp.	2,200	31,528
	Obayashi Corp.	12,000	55,506
	Oji Paper Co., Ltd.	22,000	114,931
	Onward Holdings Co., Ltd.	3,000	32,580
	Pioneer Electronic Corp.	3,100	23,531
	Rohm Co., Ltd.	2,500	143,933
	Sapporo Hokuyo Holdings, Inc.	7	37,676
#	Sega Sammy Holdings, Inc.	3,900	36,991
	Sekisui Chemical Co., Ltd.	9,000	55,742
	Sekisui House, Ltd.	10,000	94,509
	Shiga Bank, Ltd.	4,000	26,278
	Shimizu Corp.	12,000	50,623
	Shinko Securities Co., Ltd.	10,000	29,057
	Shinsei Bank, Ltd.	22,000	74,808
	Shizuoka Bank, Ltd.	6,000	60,116
	Sojitz Corp.	24,500	69,905
	Sompo Japan Insurance, Inc.	13,000	117,214
	Sumitomo Electric Industries, Ltd.	17,900	205,413
	Sumitomo Forestry Co., Ltd.	2,700	19,286
	Sumitomo Rubber Industries, Ltd.	3,400	27,124
	Taiheiyo Cement Corp.	18,000	29,519
	Taisei Corp.	19,000	43,251
	Takashimaya Co., Ltd.	6,000	51,292
	Teijin, Ltd.	18,000	57,676
	The 77 Bank, Ltd.	8,000	45,656
	The Bank of Kyoto, Ltd.	7,000	73,006
	The Chugoku Bank, Ltd.	4,000	52,300

5

	The Daishi Bank, Ltd.	6,000	23,900
	The Gunma Bank, Ltd.	9,000	50,661
	The Hachijuni Bank, Ltd.	10,000	57,993
	The Hiroshima Bank, Ltd.	11,000	41,189
	The Hyakugo Bank, Ltd.	5,000	28,178
	The Hyakujishi Bank, Ltd.	4,000	21,124
	The Iyo Bank, Ltd.	6,000	63,670
	The Joyo Bank, Ltd.	16,000	73,665
	The Kagoshima Bank, Ltd.	3,000	19,856
	The Keiyo Bank, Ltd.	5,000	23,362
	The Ogaki Kyoritsu Bank, Ltd.	5,000	25,669
	The San-in Godo Bank, Ltd.	3,000	23,206
	Tokuyama Corp.	4,000	27,054
	Tokyo Steel Manufacturing Co., Ltd.	2,200	23,228
	Tokyo Tatemono Co., Ltd.	6,000	28,808
	Toppan Printing Co., Ltd.	12,000	108,158
	Toyo Seikan Kaisha, Ltd.	3,200	57,996
	Toyota Auto Body Co., Ltd.	1,100	19,277
	UNY Co., Ltd.	4,000	44,096
	Wacoal Corp.	2,000	23,519
	Yamaguchi Financial Group, Inc.	5,000	57,399
	Yamaha Motor Co., Ltd.	4,600	70,864
	Yokohama Rubber Co., Ltd.	5,000	26,160
TOTAL — JAPAN			6,757,566

NETHERLANDS — (8.2%)
COMMON STOCKS — (8.2%)
	Aegon NV	31,678	373,167
# *	ArcelorMittal ADR	6,200	487,444
	ING Groep NV	39,432	1,228,478
	Koninklijke DSM NV	5,120	294,680
	Koninklijke Philips Electronics NV	44,120	1,433,465
	SNS Reaal	3,588	59,623
	STMicroelectronics NV	18,300	239,027
TOTAL — NETHERLANDS			4,115,884

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Fletcher Building, Ltd.	5,980	31,147

NORWAY — (1.6%)
COMMON STOCKS — (1.6%)
	DNB Nor ASA Series A	13,219	153,255
# *	Marine Harvest	66,000	45,970
	Norsk Hydro ASA	21,600	230,183
	Orkla ASA	23,200	297,620
	Storebrand ASA	6,174	47,988
TOTAL — NORWAY			775,016

6

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Banco Comercial Portugues SA	9,600	16,586
Banco Espirito Santo SA	2,652	34,267
TOTAL — PORTUGAL		50,853

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Capitaland, Ltd.	23,000	70,251
DBS Group Holdings, Ltd.	21,907	277,003
Fraser & Neave, Ltd.	22,000	67,465
Neptune Orient Lines, Ltd.	12,000	18,911
Singapore Airlines, Ltd.	14,000	149,719
United Industrial Corp., Ltd.	18,000	30,535
TOTAL — SINGAPORE		613,884

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
Acerinox SA	3,949	74,636
# Banco de Sabadell SA	18,224	141,892
Banco Espanol de Credito SA	2,000	27,332
Banco Santander Central Hispano SA	70,000	1,189,957
Grupo Ferrovial SA	1,601	79,995
Repsol YPF SA Sponsored ADR	23,900	737,315
Sacyr Vallehermoso SA	2,166	39,177
TOTAL — SPAIN		2,290,304

SWEDEN — (4.0%)
COMMON STOCKS — (4.0%)
Electrolux AB Series B	5,500	70,567
Nordea Bank AB	31,665	420,610
Skandinaviska Enskilda Banken AB Series A	7,592	135,759
Svenska Cellulosa AB Series B	13,600	154,500
Svenska Handelsbanken AB Series A	7,745	186,357
Swedbank AB Series A	6,983	122,711
Telefonaktiebolaget LM Ericsson Series B	80,000	913,221
TOTAL — SWEDEN		2,003,725

SWITZERLAND — (3.0%)
COMMON STOCKS — (3.0%)
Adecco SA	3,575	167,746
Baloise-Holding AG	493	42,178
Credit Suisse Group AG Sponsored ADR	2,700	125,226
Efg International AG	1,339	40,604
Givaudan SA	177	147,288
Holcim, Ltd.	280	20,132
Swiss Re	6,209	381,906

7

Zurich Financial SVCS AG	2,164	564,948
TOTAL — SWITZERLAND		1,490,028

UNITED KINGDOM — (21.1%)
COMMON STOCKS — (21.1%)
Associated British Foods P.L.C.	11,453	168,023
Aviva P.L.C.	46,172	430,996
Barclays P.L.C. Sponsored ADR	8,700	223,590
BP P.L.C. Sponsored ADR	2,600	149,838
British Airways P.L.C.	18,955	86,203
# Carnival P.L.C. ADR	7,700	267,113
GKN P.L.C.	21,924	97,787
HSBC Holdings P.L.C. Sponsored ADR	17,100	1,345,941
ITV P.L.C.	102,771	83,585
Kingfisher P.L.C.	75,933	183,417
Legal and General Group P.L.C.	122,943	224,304
Lloyds TSB Group P.L.C. Sponsored ADR	26,900	598,256
Mondi P.L.C.	11,416	67,775
Pearson P.L.C. Sponsored ADR	26,000	322,400
Rexam P.L.C.	21,126	155,918
* Rolls-Royce Group P.L.C.	59,893	432,270
Royal Bank of Scotland Group P.L.C.	68,900	293,038
Royal Dutch Shell P.L.C. ADR	28,400	1,953,636
RSA Insurance Group P.L.C.	52,000	142,362
Sainsbury (J.) P.L.C.	50,561	319,797
Schroders P.L.C.	3,861	71,197
Schroders P.L.C. Non-Voting	1,900	31,134
Standard Life P.L.C.	44,462	202,556
Tate & Lyle P.L.C.	14,237	114,741
Thomas Cook Group P.L.C.	15,027	62,575
Vodafone Group P.L.C. Sponsored ADR	78,400	2,003,120
Whitbread P.L.C.	5,456	111,943
William Morrison Supermarkets P.L.C.	77,669	398,735
TOTAL COMMON STOCKS		10,542,250

RIGHTS/WARRANTS — (0.0%)
* Barclays P.L.C. Sponsored ADR Rights 07/17/08	1,500	1,875
TOTAL — UNITED KINGDOM		10,544,125

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $190,000 FNMA 6.00%, 05/01/38, valued at $191,598) to be repurchased at $186,040	$186	186,000

8

SECURITIES LENDING COLLATERAL — (4.8%)
§ @	DFA Short Term Investment Fund LP	$126	$125,588

@	Repurchase Agreement, Barclays Capital, Inc. 2.14%, 09/02/08 (Collateralized by $2,300,000 FNMA 5.280%, 12/12/17, valued at $2,341,063) to be repurchased at $2,294,993	2,294	2,294,447

TOTAL SECURITIES LENDING COLLATERAL			2,420,035

TOTAL INVESTMENTS - (100.0%)
(Cost $52,439,430)##			$49,891,195

9

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.1%)
COMMON STOCKS — (5.1%)
	ABB Grain, Ltd.	2,124	$14,968
	Adelaide Brighton, Ltd.	4,831	14,932
	Alesco Corp., Ltd.	2,480	14,622
	Alumina, Ltd. Sponsored ADR	900	13,833
	Amcor, Ltd.	3,508	16,465
	Ansell, Ltd.	1,495	15,745
	APN News & Media, Ltd.	4,887	13,832
	Australia & New Zealand Banking Group, Ltd.	3,261	45,920
	Australian Agricultural Co., Ltd.	5,601	15,068
	Australian Wealth Management, Ltd.	7,472	9,172
*	Australian Worldwide Exploration, Ltd.	5,048	15,072
	AWB, Ltd.	5,064	12,680
	Bank of Queensland, Ltd.	1,135	15,343
	Beach Petroleum, Ltd.	17,520	17,171
	Bendigo Bank, Ltd.	2,588	25,472
	BlueScope Steel, Ltd.	1,902	14,956
	Boral, Ltd.	7,496	41,184
	Brickworks, Ltd.	1,467	14,947
	Caltex Australia, Ltd.	1,454	15,553
	Campbell Brothers, Ltd.	339	10,179
*	Centamin Egypt, Ltd.	17,935	16,757
	Challenger Financial Services Group, Ltd.	2,237	5,169
	Coca-Cola Amatil, Ltd.	2,084	15,221
	Commonwealth Bank of Australia	822	29,583
	ConnectEast Group	13,306	9,298
	Crane Group, Ltd.	1,323	15,681
	Crown, Ltd.	2,124	16,603
	CSR, Ltd.	8,305	18,846
	David Jones, Ltd.	2,795	10,353
	Downer EDI, Ltd.	2,651	16,772
	DUET Group	5,528	14,105
*	Emeco Holdings, Ltd.	15,467	13,202
	Energy Developments, Ltd.	3,992	10,057
	Fairfax Media, Ltd.	6,309	15,171
	Flight Centre, Ltd.	888	14,457
	Foster’s Group, Ltd.	3,255	15,536
	Futuris Corp., Ltd.	3,249	3,831
	Goodman Fielder, Ltd.	11,165	14,078
* #	Graincorp, Ltd. Series A	1,961	14,726
	GUD Holdings, Ltd.	350	1,999
	GWA International, Ltd.	5,601	13,604

1

	Harvey Norman Holdings, Ltd.	4,736	14,946
	Hills Industries, Ltd.	4,173	15,161
	Iluka Resources, Ltd.	3,427	13,064
	Insurance Australia Group, Ltd.	9,073	30,670
	JB Hi-Fi, Ltd.	1,290	15,204
	Kagara, Ltd.	5,550	14,767
	Lend Lease Corp., Ltd.	2,747	22,581
*	Lihir Gold, Ltd.	7,676	15,564
*	Linc Energy, Ltd.	5,097	15,195
*	Lynas Corp., Ltd.	11,984	11,717
	MacMahon Holdings, Ltd.	10,156	15,195
	Macquarie Communications Infrastructure Group	5,926	15,124
#	Macquarie Group, Ltd.	358	13,275
	Metcash, Ltd.	4,163	14,009
*	Mirabela Nickel, Ltd.	3,428	14,637
	National Australia Bank, Ltd.	2,164	44,903
*	Newcrest Mining, Ltd.	438	10,271
	Nufarm, Ltd.	1,026	14,508
	Oil Search, Ltd.	3,359	17,161
	Onesteel, Ltd.	3,484	20,356
	Orica, Ltd.	489	10,357
	Pacific Brands, Ltd.	7,842	14,888
	Panoramic Resources, Ltd.	7,946	14,812
	Paperlinx, Ltd.	7,921	13,168
#	Perpetual Trustees Australia, Ltd.	383	14,627
	Primary Health Care, Ltd.	3,345	14,995
	Qantas Airways, Ltd.	4,988	14,360
	QBE Insurance Group, Ltd.	758	15,416
	Rio Tinto, Ltd.	165	17,890
*	Riversdale Mining, Ltd.	1,938	17,172
*	Roc Oil Co., Ltd.	7,000	7,115
	SAI Global, Ltd.	5,846	15,276
	Santos, Ltd.	902	15,430
	Seven Network, Ltd.	2,024	13,543
	Sigma Pharmaceuticals, Ltd.	11,831	13,133
	Sims Group, Ltd.	535	15,683
	Sonic Healthcare, Ltd.	1,186	14,634
	Spotless Group, Ltd.	5,774	17,929
	St. George Bank, Ltd.	558	14,390
	Suncorp-Metway, Ltd.	1,397	13,563
	TABCORP Holdings, Ltd.	2,211	16,151
	Tatts Group, Ltd.	4,551	10,188
	Telstra Corp., Ltd.	3,722	13,816
	Toll Holdings, Ltd.	2,552	15,110
	Tower Australia Group, Ltd.	5,834	14,823
	Transfield Services, Ltd.	2,074	14,909
*	Transpacific Industries Group, Ltd.	1,686	10,101
	Washington H. Soul Pattinson & Co., Ltd.	1,580	15,171
	West Australian Newspapers Holdings, Ltd.	2,039	15,840
	Westpac Banking Corp. Sponsored ADR	200	19,976
TOTAL — AUSTRALIA			1,424,937

2

AUSTRIA — (1.0%)
COMMON STOCKS — (1.0%)
Andritz AG	176	10,793
Erste Group Bank AG	1,149	68,664
* Intercell AG	334	14,616
Oesterreichische Post AG	400	15,807
OMV AG	1,006	64,451
Raiffeisen International Bank-Holding AG	142	15,522
* RHI AG	329	14,903
Schoeller-Bleckmann Oilfield Equipment AG	137	11,381
Telekom Austria AG	494	10,618
Uniqa Versicherungen AG	178	5,149
Voestalpine AG	546	29,556
Zumtobel AG	454	7,319
TOTAL — AUSTRIA		268,779

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Ackermans & Van Haaren	227	22,499
Banque Nationale de Belgique	3	13,195
Barco NV	169	7,892
Colruyt SA	45	12,269
Compagnie d’Entreprises CFE	104	10,914
Compagnie Maritime Belge SA	269	14,312
# Delhaize Group Sponsored ADR	500	32,065
Dexia SA	1,031	14,570
Euronav SA	137	5,796
Fortis	1,391	19,260
KBC Groep NV	154	14,631
Mobistar SA	204	15,103
Omega Pharma SA	337	17,057
Solvay SA	124	15,182
* Telenet Group Holding NV	655	14,919
Tessenderlo Chemie NV	216	11,944
UCB SA	391	15,290
Umicore	387	16,959
TOTAL — BELGIUM		273,857

CANADA — (7.3%)
COMMON STOCKS — (7.3%)
AGF Management, Ltd. Class B	1,000	23,046
Agnico Eagle Mines, Ltd.	400	22,961
Alimentation Couche-Taro, Inc. Class B	1,300	15,916
* Anvil Mining, Ltd.	2,000	13,656
Astral Media, Inc. Class A	600	18,783
Bank of Montreal	600	26,293
Bank of Nova Scotia	400	18,478
Barrick Gold Corp.	1,000	34,799
Biovail Corp.	1,600	17,480

3

*	Birchcliff Energy, Ltd.	1,600	19,243
	Bombardier, Inc. Class B	2,100	16,317
*	Bow Valley Energy, Ltd.	2,400	10,149
	CAE, Inc.	1,500	15,822
	Calfrac Well Services, Ltd.	400	9,614
	Cameco Corp.	500	15,041
*	Canadian Hydro Developers, Inc.	3,300	14,514
	Canadian Imperial Bank of Commerce	300	18,131
	Canadian National Railway Co.	300	15,740
	Canadian Pacific Railway, Ltd.	600	36,606
	Canadian Tire Corp. Class A	300	15,249
	Canadian Western Bank	700	15,756
*	Canfor Corp.	1,800	18,410
*	Catalyst Paper Corp.	8,100	9,231
	CCL Industries, Inc. Class B	500	16,552
*	Celestica, Inc.	2,100	17,780
*	CGI Group, Inc.	1,400	15,282
	Cogeco Cable, Inc.	400	16,576
*	Compton Petroleum Corp.	1,800	15,325
	Corus Entertainment, Inc. Class B	900	16,554
*	Crew Energy, Inc.	1,400	19,778
	Dorel Industries, Inc. Class B	500	15,912
*	Eastern Platinum, Ltd.	11,300	16,708
	Empire Co., Ltd. Class A	400	17,581
	Enbridge, Inc.	400	16,775
	EnCana Corp.	500	37,582
*	Equinox Minerals, Ltd.	5,200	19,589
	Equitable Group, Inc.	100	1,988
*	Fairborne Energy, Ltd.	1,600	20,463
	Fairfax Financial Holdings, Inc.	200	43,888
	First Quantum Minerals, Ltd.	100	6,451
*	FNX Mining Co., Inc.	1,200	17,517
	Forzani Group, Ltd. Class A	1,200	15,822
*	Galleon Energy, Inc. Class A	1,100	14,649
	George Weston, Ltd.	400	17,755
	Gerdau Ameristeel Corp.	700	9,889
*	Glacier Media, Inc.	300	1,088
	Goldcorp, Inc.	1,100	37,419
*	Great Basin Gold, Ltd.	5,700	14,709
*	Great Canadian Gaming Corp.	1,800	14,511
	Harry Winston Diamond Corp.	800	15,672
*	Highpine Oil & Gas, Ltd.	1,200	15,370
	Home Capital Group, Inc.	500	16,270
*	HudBay Minerals, Inc.	1,600	16,184
	IAMGOLD Corp.	3,200	21,096
	IGM Financial, Inc.	400	16,723
	Industrial Alliance Insurance & Financial Services, Inc.	1,100	38,279
	ING Canada, Inc.	300	11,302
*	Iteration Energy, Ltd.	2,500	14,739
	Jean Coutu Group PJC, Inc. Class A	1,000	7,958
	Kingsway Financial Services, Inc.	1,200	10,623
	Kinross Gold Corp.	1,000	16,481

4

	Laurentian Bank of Canada	300	11,358
	Loblaw Companies, Ltd.	600	17,116
*	Lundin Mining Corp.	3,600	17,224
	Magna International, Inc. Class A	400	22,972
	Manulife Financial Corp.	900	32,303
	Maple Leaf Foods, Inc.	1,500	12,361
*	MDS, Inc.	1,300	19,920
	Methanex Corp.	600	15,246
	Metro, Inc. Class A	800	22,226
	National Bank of Canada	700	32,976
	Nexen, Inc.	600	18,806
	Niko Resources, Ltd.	200	14,523
*	Northgate Minerals Corp.	8,700	13,519
	Nova Chemicals Corp.	700	20,305
	Onex Corp.	600	16,133
*	OPTI Canada, Inc.	1,600	29,007
*	Pan Amer Silver Corp.	700	18,789
	Pason Systems, Inc.	1,000	14,579
	Petro-Canada	600	26,530
#	Power Corp. of Canada, Ltd.	1,400	43,353
#	Power Financial Corp.	500	16,307
*	ProEx Energy, Ltd.	900	17,207
	Quebecor, Inc. Class B	400	10,672
	Reitmans Canada, Ltd.	1,000	15,398
*	RONA, Inc.	1,300	16,529
	Royal Bank of Canada	500	22,956
	Saputo, Inc.	600	15,574
*	Saskatchewan Wheat Pool, Inc.	1,900	21,920
	Savanna Energy Services Corp.	800	15,114
	ShawCor, Ltd.	600	16,664
	Shoppers Drug Mart Corp.	300	15,653
*	Sierra Wireless, Inc.	1,300	16,626
*	Silver Wheaton Corp.	1,500	17,376
*	Sino-Forest Corp.	1,100	20,720
*	Stantec, Inc.	600	17,348
	Sun Life Financial, Inc.	1,100	42,423
	Talisman Energy, Inc.	1,300	22,981
	Teck Cominco Class B	500	20,889
	The Thomson Corp.	300	10,101
	Tim Hortons, Inc.	500	15,794
	Toromont Industries, Ltd.	500	15,304
	Toronto Dominion Bank	1,300	76,068
	Transcontinental, Inc. Class A	700	10,878
	Trican Well Service, Ltd.	800	16,154
	Uni-Select, Inc.	100	2,260
*	Uranium One, Inc.	6,100	26,140
*	UTS Energy Corp.	3,900	15,059
	West Fraser Timber Co., Ltd.	700	25,843
TOTAL — CANADA			2,055,279

5

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
	A P Moller - Maersk A.S.	2	22,375
	Auriga Industries A.S. Series B	376	14,145
	Bang & Olufsen Holding A.S. Series B	125	5,692
*	Bavarian Nordic A.S.	250	10,322
	D/S Norden A.S.	200	18,897
	Danisco A.S.	225	15,107
	Danske Bank A.S.	500	14,070
	De Sammenslut Vogmaend	573	11,074
	FLSmidth & Co. A.S.	145	11,626
*	GN Great Nordic A.S.	3,000	16,759
*	Greentech Energy Systems A.S.	1,200	15,911
*	Jyske Bank A.S.	640	35,837
*	NeuroSearch A.S.	290	15,358
	NKT Holding A.S.	177	10,043
	Novozymes A.S. Series B	150	15,063
	Ringkjoebing Landbobank Aktieselskab	110	13,353
	Schouw & Co.	398	13,254
	Sjaelso Gruppen A.S.	900	14,889
	Spar Nord Bank A.S.	835	12,397
	Sydbank A.S.	900	29,325
TOTAL — DENMARK			315,497

FINLAND — (1.9%)
COMMON STOCKS — (1.9%)
*	Ahlstrom Oyj	139	2,956
	Alma Media	1,073	14,158
	Amer Sports Oyj Series A	1,027	13,829
*	Atria P.L.C.	595	12,205
	Cargotec Oyj Series B	454	13,918
	Elisa Oyj	694	14,804
	Finnair Oyj	1,892	14,916
	Finnlines Oyj	767	15,081
	Fortum Oyj	406	16,665
	Huhtamaki Oyj	1,488	14,983
	Kemira Oyj	588	7,349
	Kone Oyj Series B	471	14,588
	Lassila & Tikanoja Oyj	392	8,876
	Metso Corp. Oyj	390	15,158
	M-Real Oyj Series B	7,813	14,163
	Nokian Renkaat Oyj	372	13,248
	Oriola-KD Oyj Class B	1,350	4,745
	Orion Oyj Series A	159	2,994
	Orion Oyj Series B	782	14,719
	Outokumpu Oyj Series A	1,172	28,064
*	Outotec Oyj	304	13,810
	Pohjola Bank P.L.C.	1,550	25,015
	Raisio P.L.C.	2,897	7,351
	Ramirent Oyj	1,631	11,338
	Rautaruukki Oyj Series K	436	14,789
*	Ruukki Group Oyj	5,397	14,982

6

	Sampo Oyj	605	15,220
	SanomaWSOY Oyj	734	14,567
	Stora Enso Oyj Series R	6,407	64,195
	TietoEnator Oyj	765	15,020
	UPM-Kymmene Oyj	3,346	57,168
	Wartsila Corp. Oyj Series B	260	14,932
	YIT Oyj	775	12,055
TOTAL — FINLAND			537,861

FRANCE — (5.5%)
COMMON STOCKS — (5.5%)
	Air France-KLM	1,119	26,922
*	Altran Technologies SA	1,734	15,147
	Arkema	576	27,784
	Atos Origin SA	282	15,156
	AXA SA Sponsored ADR	2,000	63,820
	BNP Paribas SA	1,352	121,281
	Bongrain SA	145	11,684
	Bourbon SA	260	14,813
	Bouygues SA	221	13,320
	Capgemini SA	240	14,170
	Carbone Lorraine SA	233	13,265
	Carrefour SA	277	14,642
	Casino Guichard Perrachon SA	344	33,710
	Cie Generale D’Optique Essilor Intenational SA	292	15,534
	Ciments Francais SA	177	24,395
*	Club Mediterranee SA	143	6,450
	Compagnie de Saint-Gobain	1,236	75,515
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	500	20,550
	Compagnie Generale des Establissements Michelin Series B	156	10,112
	Credit Agricole SA	1,890	40,069
	Dior (Christian) SA	136	14,467
	Establissements Maurel et Prom	733	15,152
	Euler Hermes SA	201	16,086
	European Aeronautic Defence & Space Co.	1,384	30,983
	Fimalac SA	125	9,766
	France Telecom SA Sponsored ADR	1,200	35,304
*	Groupe Eurotunnel SA	1,066	14,811
	Groupe Steria SCA	587	15,771
	Guyenne et Gascogne SA	78	9,304
	Havas SA	229	888
	Hermes International SA	95	13,491
	Imerys SA	238	15,243
	Ingenico SA	530	15,487
	Ipsos SA	372	12,507
	JC Decaux SA	610	13,509
	Lafarge SA	207	24,972
	Lagardere S.C.A.	927	51,747
	Legrand SA	583	14,905
	Neopost SA	136	14,179

7

	Nexans SA	279	35,157
	Pernod-Ricard SA	162	15,144
	Peugeot SA	214	10,167
	Publicis Groupe	444	14,881
	Rallye SA	96	4,361
*	Remy Cointreau SA	272	14,335
	Renault SA	400	33,401
	Rexel SA	1,314	19,878
	Rhodia SA	451	8,770
	Rubis SA	122	9,746
	Safran SA	2,407	42,776
	Schneider Electric SA	415	41,715
	SCOR SE	2,093	48,220
	Sechilienne SA	117	8,564
	Societe BIC SA	241	14,540
	Societe Generale Paris	460	44,373
	Societe Television Francaise 1	789	13,709
	Sodexho Alliance SA	220	14,845
	Somfy SA	43	9,764
	Sperian Protection	42	5,057
	Technip SA	234	19,204
	Teleperformance SA	421	15,036
	Thales SA	242	13,639
*	Theolia SA	471	9,978
	Total SA Sponsored ADR	800	57,504
*	UbiSoft Entertainment SA	153	14,272
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	54	15,022
	Vinci SA	253	14,367
	Vivendi SA	755	29,168
	Wendel	101	11,136
	Zodiac SA	336	16,848
TOTAL — FRANCE			1,542,488

GERMANY — (5.7%)
COMMON STOCKS — (5.7%)
	Aareal Bank AG	520	12,466
	Adidas-Salomon AG	228	13,348
	Aixtron AG	1,578	16,495
	Allianz SE	573	95,522
	BASF AG	338	19,506
	Bayer AG	268	21,153
	Bayerische Motoren Werke AG	1,867	76,380
	Bechtle AG	345	10,318
	Bilfinger Berger AG	385	27,022
	Commerzbank AG	3,473	102,035
	Daimler AG Sponsored ADR	1,100	64,218
*	Demag Cranes AG	282	15,290
	Deutsche Bank AG ADR	600	50,922
	Deutsche Lufthansa AG	1,654	35,517
	Deutsche Post AG	1,226	28,713

8

	Deutsche Postbank AG	216	14,081
	Deutsche Telekom AG	3,614	59,523
	Douglas Holding AG	521	23,097
	E.ON AG	1,445	84,239
	Fielmann AG	103	7,844
	Fraport AG	221	14,214
*	Freenet AG	892	13,001
	Fresenius Medical Care AG & Co. ADR	300	16,059
	GEA Group AG	335	10,525
*	Gerresheimer AG	284	14,318
	GFK AG	421	15,223
	Hannover Rueckversicherung AG	632	26,809
	Heidelberger Druckmaschinen AG	1,025	20,894
	Heidelberger Zement AG	117	13,101
	Hochtief AG	175	14,731
	Hypo Real Estate Holding AG	1,297	31,224
*	IDS Scheer AG	762	10,205
*	Infineon Technologies AG	2,952	25,207
	IVG Immobilien AG	499	9,196
*	Jenoptik AG	1,347	9,446
	K&S AG	140	16,896
	Kloeckner & Co. SE	365	14,407
	Kontron AG	1,156	14,730
	Kuka AG	312	7,232
	Lanxess AG	898	34,438
	Leoni AG	246	10,928
	Linde AG	172	21,582
	MAN AG	135	13,183
	Medion AG	849	14,688
	Merck KGAA	130	14,867
	MLP AG	756	15,303
*	Morphosys AG	191	13,921
	Munchener Rueckversicherungs-Gesellschaft AG	347	53,874
	Norddeutsche Affinerie AG	705	32,487
*	Nordex AG	64	2,318
	Pfeiffer Vacuum Technology AG	168	14,741
*	Premiere AG	859	15,786
*	Q-Cells AG	105	10,577
*	QIAGEN NV	466	9,856
	Rheinmetall AG	366	23,276
	Rhoen-Klinikum AG	482	16,099
	Salzgitter AG	170	26,032
*	SGL Carbon AG	251	15,064
	Siemens AG Sponsored ADR	300	32,640
	Software AG	203	14,971
*	Solon AG fuer Solartechnik	158	9,765
	Stada Arzneimittel AG	195	10,662
	Suedzucker AG	828	14,035
	ThyssenKrupp AG	627	31,217
	TUI AG	1,581	31,419
	Volkswagen AG	51	15,230
	Vossloh AG	23	2,985
TOTAL — GERMANY			1,597,051

9

GREECE — (1.2%)
COMMON STOCKS — (1.2%)
Agricultural Bank of Greece S.A.	4,082	14,159
Alapis Holdings Industrial & Commercial S.A.	7,807	19,477
Alpha Bank A.E.	1,235	31,426
Bank of Greece	80	7,355
Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	2,153	10,681
EFG Eurobank Ergasias S.A.	1,057	21,263
Ellaktor S.A.	1,511	14,820
GEK Group of Cos S.A.	1,415	14,210
Greek Postal Savings Bank	1,020	13,696
Hellenic Petroleum S.A.	1,207	15,165
* Marfin Financial Group S.A.	6,414	40,497
Mytilineos Holdings S.A.	1,782	20,496
National Bank of Greece S.A. ADR	2,000	17,620
OPAP S.A.	366	12,817
Piraeus Bank S.A.	1,603	43,206
Proton Bank S.A.	243	2,309
Sidenor Steel Products Manufacturing Co. S.A.	1,185	14,457
* StMicroelectronics NV ADR	500	6,555
Titan Cement Co. S.A.	693	25,664
Viohalco S.A.	637	5,215
TOTAL — GREECE		351,088

HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
Allied Properties, Ltd.	70,000	11,418
Bank of East Asia, Ltd.	3,600	14,231
C C Land Holdings, Ltd.	36,000	15,182
Cathay Pacific Airways, Ltd.	9,000	16,689
Cheung Kong Holdings, Ltd.	2,000	28,428
Dah Sing Banking Group, Ltd.	6,800	9,518
Esprit Holdings, Ltd.	1,500	12,383
* Galaxy Entertainment Group, Ltd.	36,000	13,898
Great Eagle Holdings, Ltd.	6,000	16,622
Hang Lung Group, Ltd.	4,000	17,039
Hang Lung Properties, Ltd.	5,000	15,827
Henderson Land Development Co., Ltd.	4,000	24,112
Hong Kong and Shanghai Hotels, Ltd.	10,500	14,959
Hong Kong Exchanges & Clearing, Ltd.	1,200	15,501
Hopewell Holdings, Ltd.	5,000	19,052
Hutchison Whampoa, Ltd.	3,000	27,850
Johnson Electric Holdings, Ltd.	25,500	10,332
Kingboard Chemical Holdings, Ltd.	3,500	15,750
Kowloon Development Co., Ltd.	10,000	15,441
Lee & Man Paper Manufacturing, Ltd.	10,800	10,785
Melco International Development, Ltd.	17,000	10,064
New World China Land, Ltd.	30,000	11,019

10

	New World Development Co., Ltd.	18,000	27,320
	NWS Holdings, Ltd.	7,000	15,455
	Shangri-La Asia, Ltd.	8,000	15,361
*	Shui On Land, Ltd.	13,500	10,244
	Shun Tak Holdings, Ltd.	20,000	11,640
	Sino Land Co., Ltd.	8,000	14,004
	Sun Hung Kai Properties, Ltd.	2,000	27,271
	Techtronic Industries Co., Ltd.	17,000	15,826
	Tian An China Investments	24,000	13,475
	Wharf Holdings, Ltd.	5,000	18,070
	Wheelock and Co., Ltd.	7,000	16,602
	Wheelock Properties, Ltd.	20,000	14,676
	Wing Hang Bank, Ltd.	1,500	17,050
	Yue Yuen Industrial (Holdings), Ltd.	6,000	16,623
TOTAL — HONG KONG			579,717

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Allied Irish Banks P.L.C.	3,947	49,742
*	Anglo Irish Bank Corp. P.L.C.	1,586	13,738
*	Aryzta AG	343	18,680
*	Bank of Ireland P.L.C.	2,885	23,127
*	CRH P.L.C.	550	14,347
*	DCC P.L.C.	651	15,747
*	Dragon Oil P.L.C.	2,740	15,436
*	FBD Holdings P.L.C.	599	12,489
*	Grafton Group P.L.C.	2,299	12,883
*	Irish Life & Permanent P.L.C.	4,102	38,194
*	Kerry Group P.L.C.	505	13,695
*	Smurfit Kappa Group P.L.C.	2,041	13,169
*	United Drug P.L.C.	315	1,821
TOTAL — IRELAND			243,068

ITALY — (2.6%)
COMMON STOCKS — (2.6%)
	Alleanza Assicurazioni SpA	1,326	12,585
*	Ansaldo STS SpA	977	14,963
	Azimut Holding SpA	341	2,981
*	Banca Carige SpA	4,228	14,119
*	Banca Italease SpA	1,833	15,831
	Banca Monte Dei Paschi di Siena SpA	5,556	14,594
	Banca Piccolo Credito Valtellinese Scarl SpA	890	8,798
#	Banca Popolare dell’Etruria e del Lazio Scarl	1,479	14,613
	Banca Popolare di Milano Scarl	2,741	27,299
	Banco Popolare Scarl	3,539	67,413
	Benetton Group SpA	1,706	17,894
	Buzzi Unicem SpA	613	12,136
	C.I.R. SpA - Compagnie Industriali Riunite	6,966	17,775
#	Cementir SpA	2,319	13,724
	Credito Emiliano SpA	1,569	14,724

11

	Davide Campari - Milano SpA	1,662	13,873
	ERG SpA	678	13,767
	Fiat SpA	1,045	16,155
	Finmeccanica SpA	669	17,893
	Fondiaria - Sai SpA	579	16,043
	Geox SpA	702	8,528
	Hera SpA	1,531	5,152
*	Impregilo SpA	539	2,877
	Intesa Sanpaolo SpA	11,882	63,781
	Italcementi SpA	1,083	15,167
	Mediaset SpA	898	6,520
	Mediobanca SpA	882	12,564
	Milano Assicurazioni SpA	2,868	14,610
	Mondadori (Arnoldo) Editore SpA	2,725	14,913
*	Parmalat SpA	6,785	18,669
	Pirelli & Co. SpA	27,643	18,667
	Saipem SpA	82	3,245
	Societe Cattolica di Assicurazoni Scrl SpA	228	10,796
	Terna SpA	3,698	14,859
	UniCredito Italiano SpA	17,167	92,370
	Unione di Banche Italiane ScpA	2,995	66,949
	Unipol Gruppo Finanziario SpA	5,935	14,797
TOTAL — ITALY			731,644

JAPAN — (19.4%)
COMMON STOCKS — (19.4%)
	Adeka Corp.	2,000	14,481
	AEON Co., Ltd.	2,600	29,818
	Aica Kogyo Co., Ltd.	1,800	15,893
	Aichi Steel Corp.	4,000	16,353
	Aioi Insurance Co., Ltd.	4,000	19,692
	Aisin Seiki Co., Ltd.	700	18,428
	Ajinomoto Co., Inc.	4,000	36,446
	Alfresa Holdings Corp.	300	19,509
	Alps Electric Co., Ltd.	1,600	14,461
	Amada Co., Ltd.	3,000	18,171
	Amano Corp.	1,800	15,499
	AOC Holdings, Inc.	1,000	10,387
	Aoyama Trading Co., Ltd.	900	16,291
*	Aozora Bank, Ltd.	7,000	13,642
	Asahi Breweries, Ltd.	900	16,670
	Asahi Kasei Corp.	8,000	37,572
	Asatsu-Dk, Inc.	600	15,584
	Autobacs Seven Co., Ltd.	400	11,116
	Bank of Yokohama, Ltd.	6,000	32,139
	Bridgestone Corp.	900	15,141
	Canon Marketing Japan, Inc.	1,000	16,412
	Casio Computer Co., Ltd.	1,300	14,467
	Central Glass Co., Ltd.	4,000	15,591
	Chuo Mitsui Trust Holdings, Inc.	3,000	16,540
	Citizen Holdings Co., Ltd.	2,500	17,264

12

	Coca-Cola West Japan Co., Ltd.	700	16,189
	Comsys Holdings Corp.	2,000	17,713
	Cosmo Oil Co., Ltd.	4,000	11,683
	Credit Saison Co., Ltd.	1,500	30,219
	CSK Holdings Corp.	900	14,199
	Dai Nippon Printing Co., Ltd.	4,000	56,474
	Dai Nippon Screen Mfg. Co., Ltd.	4,000	16,948
	Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	17,723
	Daicel Chemical Industries, Ltd.	3,000	15,213
	Daido Steel Co., Ltd.	2,000	11,094
	Daifuku Co., Ltd.	2,000	16,370
	Dainippon Ink & Chemicals, Inc.	7,000	15,513
	Daio Paper Corp.	2,000	17,248
	Daiwa House Industry Co., Ltd.	2,000	19,653
	Daiwa Securities Co., Ltd.	2,000	15,441
	DCM Japan Holdings Co., Ltd.	2,200	16,056
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	4,000	11,278
	Denso Corp.	600	15,554
	Dentsu, Inc.	8	16,087
	Disco Corp.	400	14,876
	Don Quijote Co., Ltd.	600	10,531
	Dowa Holdings Co., Ltd.	2,000	11,142
	Ebara Corp.	6,000	14,037
	Edion Corp.	2,000	15,734
*	Elpida Memory, Inc.	700	15,073
	Exedy Corp.	500	11,290
	Fancl Corp.	900	10,639
	Fuji Electric Holdings Co., Ltd.	5,000	11,775
	Fuji Heavy Industries, Ltd.	3,000	17,150
	Fuji Oil Co., Ltd.	1,000	10,717
	Fuji Soft, Inc.	900	16,114
	FUJIFILM Holdings Corp.	500	13,758
	Fujikura, Ltd.	2,000	9,309
	Fujitec Co., Ltd.	3,000	15,394
	Fujitsu, Ltd.	2,000	13,824
	Fukuoka Financial Group, Inc.	5,000	17,588
	Futaba Industrial Co., Ltd.	900	14,481
	Fuyo General Lease Co., Ltd.	600	17,866
	Glory, Ltd.	800	17,067
	Gunze, Ltd.	4,000	16,924
	H20 Retailing Corp.	2,000	12,304
	Hakuhodo Dy Holdings, Inc.	310	15,800
	Hankyu Hanshin Holdings, Inc.	4,000	17,618
	Haseko Corp.	15,500	15,732
	Heiwado Co., Ltd.	1,000	15,926
	Higashi-Nippon Bank, Ltd.	5,000	16,103
	Hino Motors, Ltd.	3,000	14,612
	Hitachi Cable, Ltd.	4,000	14,407
	Hitachi High-Technologies Corp.	800	14,753
	Hitachi Software Engineering Co., Ltd.	800	16,266
	Hitachi Transport System, Ltd.	1,200	16,244
*	Hitachi Zosen Corp.	14,000	14,972

13

	Hitachi, Ltd. Sponsored ADR	200	14,656
	Hokuetsu Paper Mills, Ltd.	3,500	15,229
	Hokuhoku Financial Group, Inc.	8,000	19,126
	Honda Motor Co., Ltd. Sponsored ADR	900	29,304
	Horiba, Ltd.	700	13,816
	House Foods Corp.	700	11,394
	Hoya Corp.	700	14,270
*	Idemitsu Kosan Co., Ltd.	200	17,761
	IHI Corp.	6,000	10,271
	Inaba Denki Sangyo Co., Ltd.	600	15,192
*	Iseki & Co., Ltd.	7,000	18,506
	Itochu Corp.	2,000	16,090
	Itochu Enex Co., Ltd.	1,700	10,503
	Itochu Techno-Solutions Corp.	600	16,464
	Itoham Foods, Inc.	3,000	15,649
	IWATANI Corp.	6,000	16,376
	J-Oil Mills, Inc.	3,000	14,301
	JS Group Corp.	2,000	27,151
	JTEKT Corp.	1,300	16,573
	Juroku Bank, Ltd.	4,000	16,573
	Kajima Corp.	6,000	18,470
	Kaken Pharmaceutical Co., Ltd.	2,000	17,914
	Kamigumi Co., Ltd.	2,000	15,436
	Kaneka Corp.	3,000	18,841
	Kansai Paint Co., Ltd.	2,000	12,618
	Kayaba Industry Co., Ltd.	2,000	7,305
	Keihin Corp.	1,000	16,572
	Keio Corp.	2,000	11,122
	Kikkoman Corp.	1,000	12,373
	Kinden Corp.	2,000	19,106
	Kissei Pharmaceutical Co., Ltd.	1,000	21,754
	Kiyo Holdings, Inc.	10,000	15,520
	Komori Corp.	1,100	16,050
	Kuraray Co., Ltd.	1,500	15,631
	Kureha Corp.	3,000	16,835
	K’s Holdings Corp.	800	14,526
	Kyocera Corp. Sponsored ADR	200	16,742
	Kyowa Exeo Corp.	2,000	19,554
	Leopalace21 Corp.	1,500	15,269
	Lintec Corp.	1,000	17,707
	Mabuchi Motor Co., Ltd.	400	18,677
	MARUI GROUP CO., Ltd.	2,100	15,346
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	1,000	20,520
	Matsushita Electric Works, Ltd.	2,000	18,486
	Mazda Motor Corp.	3,000	15,968
	Meiji Dairies Corp.	3,000	17,131
	Mitsubishi Chemical Holdings Corp.	7,500	42,431
	Mitsubishi Corp.	600	16,481
	Mitsubishi Electric Corp.	2,000	16,962
	Mitsubishi Gas Chemical Co., Inc.	3,000	16,992
	Mitsubishi Heavy Industries, Ltd.	3,000	14,328
	Mitsubishi Logistics Corp.	1,000	11,341

14

Mitsubishi Materials Corp.	5,000	17,742
Mitsubishi Paper Mills, Ltd.	7,000	16,671
Mitsubishi Rayon Co., Ltd.	6,000	16,192
Mitsubishi Steel Manufacturing Co., Ltd.	4,000	14,891
Mitsubishi UFJ Financial Group, Inc.	5,300	40,286
Mitsui Chemicals, Inc.	3,000	14,807
Mitsui Mining and Smelting Co., Ltd.	4,000	10,658
Mitsumi Electric Co., Ltd.	700	18,667
Miura Co., Ltd.	700	15,374
Mizuho Financial Group, Inc.	4	17,028
Mizuho Investors Securities Co., Ltd.	10,000	10,421
Mizuno Corp.	3,000	15,022
Mori Seiki Co., Ltd.	1,100	14,111
Morinaga & Co., Ltd.	8,000	15,237
Morinaga Milk Industry Co., Ltd.	6,000	17,635
Murata Manufacturing Co., Ltd.	400	17,577
Musashino Bank, Ltd.	500	14,586
Nagase & Co., Ltd.	2,000	18,940
Namco Bandai Holdings, Inc.	1,300	15,988
NEC Corp.	7,000	32,259
Net One Systems Co., Ltd.	12	16,028
NGK Spark Plug Co., Ltd.	2,000	22,102
Nichicon Corp.	1,900	15,463
Nihon Dempa Kogyo Co., Ltd.	700	14,692
Nippon Express Co., Ltd.	4,000	18,703
Nippon Konpo Unyu Soko Co., Ltd.	2,000	20,255
Nippon Light Metal Co., Ltd.	11,000	16,597
Nippon Meat Packers, Inc.	1,000	16,235
Nippon Mining Holdings, Inc.	6,000	33,328
Nippon Mitsubishi Oil Corp.	5,000	31,185
Nippon Paper Group, Inc.	6	17,135
Nippon Sheet Glass Co., Ltd.	4,000	20,484
Nippon Shinyaku Co., Ltd.	1,000	12,459
Nippon Thompson Co., Ltd.	3,000	15,872
Nippon Yusen K.K.	2,000	15,961
Nipponkoa Insurance Co., Ltd.	5,000	32,805
Nipro Corp.	1,000	18,251
Nishimatsu Construction Co., Ltd.	7,000	15,477
Nishi-Nippon Bank, Ltd.	6,000	15,674
Nishi-Nippon Railroad Co., Ltd.	5,000	17,401
Nissan Motor Co., Ltd.	2,400	18,231
Nissan Shatai Co., Ltd.	3,000	22,336
Nissay Dowa General Insurance Co., Ltd.	3,000	15,626
Nisshin Steel Co., Ltd.	4,000	10,687
Nisshinbo Industries, Inc.	2,000	22,020
Nissin Kogyo Co., Ltd.	500	8,930
Nitta Corp.	900	13,751
Nitto Boseki Co., Ltd.	7,000	13,792
Nitto Denko Corp.	500	15,009
NOF Corp.	4,000	16,642
NOK Corp.	1,100	15,764
Nomura Holdings, Inc. ADR	1,100	14,652

15

	Noritake Co., Ltd.	4,000	15,057
	NTN Corp.	3,000	16,677
	NTT DoCoMo, Inc. Sponsored ADR	1,000	15,650
	Obayashi Corp.	4,000	18,502
	Oiles Corp.	900	15,531
	Oji Paper Co., Ltd.	3,000	15,672
*	Oki Electric Industry Co., Ltd.	10,000	13,562
	Okumura Corp.	4,000	14,404
	Olympus Corp.	1,000	32,490
	Omron Corp.	600	10,558
	Ono Pharmaceutical Co., Ltd.	300	15,572
	Onward Holdings Co., Ltd.	2,000	21,720
	Pacific Metals Co., Ltd.	3,000	19,199
	PanaHome Corp.	3,000	17,512
	Pioneer Electronic Corp.	2,100	15,940
	Press Kogyo Co., Ltd.	3,000	11,580
	Q.P. Corp.	1,100	10,413
	RICOH COMPANY, Ltd.	1,000	16,507
	Rohm Co., Ltd.	400	23,029
	Ryobi, Ltd.	5,000	16,504
	Ryosan Co., Ltd.	800	17,188
	Sakata Seed Corp.	1,100	16,358
	Sanden Corp.	4,000	15,477
	Santen Pharmaceutical Co., Ltd.	600	16,239
	Sanwa Holdings Corp.	4,000	14,893
	Sapporo Hokuyo Holdings, Inc.	3	16,147
*	Sbi Holdings, Inc.	87	15,601
	Sega Sammy Holdings, Inc.	1,600	15,176
	Seino Holdings Co., Ltd.	3,000	17,541
	Sekisui Chemical Co., Ltd.	3,000	18,581
	Sekisui House, Ltd.	2,000	18,902
	Shiga Bank, Ltd.	3,000	19,709
	Shikoku Bank, Ltd.	4,000	14,040
	Shimachu Co., Ltd.	700	16,832
	Shimizu Corp.	4,000	16,874
	Shinko Securities Co., Ltd.	6,000	17,434
	Shinsei Bank, Ltd.	5,000	17,002
	Shionogi & Co., Ltd.	1,000	22,544
	Shiseido Co., Ltd.	1,000	23,414
	Shizuoka Bank, Ltd.	4,000	40,078
	Shochiku Co., Ltd.	2,000	11,080
	Sintokogio, Ltd.	1,900	14,939
	SMC Corp.	200	20,563
	Sojitz Corp.	8,500	24,253
	Sompo Japan Insurance, Inc.	3,000	27,049
	Sony Corp. Sponsored ADR	500	19,100
	Sumitomo Bakelite Co., Ltd.	2,000	10,318
	Sumitomo Corp.	1,300	16,196
	Sumitomo Electric Industries, Ltd.	4,000	45,902
	Sumitomo Forestry Co., Ltd.	2,300	16,429
	Sumitomo Heavy Industries, Ltd.	3,000	14,588
	Sumitomo Realty & Development Co., Ltd.	1,000	19,906

16

	Sumitomo Rubber Industries, Ltd.	1,900	15,158
	Sumitomo Warehouse Co., Ltd.	4,000	14,695
	Suruga Bank, Ltd.	1,000	10,715
	Tadano, Ltd.	2,000	15,389
	Taiheiyo Cement Corp.	6,000	9,840
	Taisei Corp.	7,000	15,935
	Taiyo Nippon Sanso Corp.	2,000	17,844
	Taiyo Yuden Co., Ltd.	2,000	22,042
	Takasago International Corp.	3,000	16,693
*	Takata Corp.	900	15,445
	Teijin, Ltd.	6,000	19,225
	The 77 Bank, Ltd.	3,000	17,121
	The Akita Bank, Ltd.	4,000	15,403
	The Aomori Bank, Ltd.	4,000	15,338
	The Awa Bank, Ltd.	3,000	15,866
	The Bank of Iwate, Ltd.	300	16,965
	The Bank of Kyoto, Ltd.	2,000	20,859
	The Bank of Nagoya, Ltd.	3,000	16,331
	The Bank of Saga, Ltd.	5,000	14,395
	The Chiba Bank, Ltd.	3,000	16,440
	The Chugoku Bank, Ltd.	2,000	26,150
	The Daisan Bank, Ltd.	5,000	16,779
	The Daishi Bank, Ltd.	4,000	15,933
	The Ehime Bank, Ltd.	5,000	14,594
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	16,320
	The Gunma Bank, Ltd.	3,000	16,887
	The Hachijuni Bank, Ltd.	3,000	17,398
	The Higo Bank, Ltd.	3,000	17,326
	The Hiroshima Bank, Ltd.	4,000	14,978
	The Hokuetsu Bank, Ltd.	7,000	15,046
	The Hyakugo Bank, Ltd.	3,000	16,907
	The Hyakujishi Bank, Ltd.	3,000	15,843
	The Iyo Bank, Ltd.	2,000	21,223
	The Japan Steel Works, Ltd.	1,000	17,222
	The Japan Wool Textile Co., Ltd.	2,000	16,497
	The Joyo Bank, Ltd.	5,000	23,020
	The Kagoshima Bank, Ltd.	3,000	19,856
	The Keiyo Bank, Ltd.	3,000	14,017
	The Nanto Bank, Ltd.	1,000	5,395
	The Nisshin Oillio Group, Ltd.	3,000	16,626
	The Ogaki Kyoritsu Bank, Ltd.	3,000	15,401
	The San-in Godo Bank, Ltd.	2,000	15,471
	THK Co., Ltd.	900	14,623
	Toagosei Co., Ltd.	4,000	15,086
	Tobu Railway Co., Ltd.	3,000	13,623
	TOC Co., Ltd.	3,500	13,532
	Tochigi Bank, Ltd.	3,000	16,435
	Toho Bank, Ltd.	4,000	15,992
	Tokai Rika Co., Ltd.	1,100	15,949
	Tokai Rubber Industries, Ltd.	1,300	14,499
	Tokio Marine Holdings, Inc.	700	23,742
	Tokuyama Corp.	2,000	13,527

17

	Tokyo Dome Corp.	3,000	13,714
	Tokyo Ohka Kogyo Co., Ltd.	900	16,313
	Tokyo Steel Manufacturing Co., Ltd.	1,500	15,837
	Tokyo Style Co., Ltd.	2,000	16,642
	Tokyo Tatemono Co., Ltd.	4,000	19,206
	Tokyu Corp.	3,000	15,392
	Tokyu Land Corp.	4,000	16,875
	Toppan Printing Co., Ltd.	2,000	18,026
	Toray Industries, Inc.	6,000	26,413
	Toshiba TEC Corp.	3,000	15,071
	Tosoh Corp.	4,000	14,529
	TOTO, Ltd.	2,000	14,830
	Toyo Ink Manufacturing Co., Ltd.	5,000	16,383
	Toyo Seikan Kaisha, Ltd.	600	10,874
	Toyobo Co., Ltd.	9,000	14,985
	Toyoda Gosei Co., Ltd.	500	11,142
	Toyota Auto Body Co., Ltd.	900	15,772
	Toyota Motor Corp. Sponsored ADR	400	35,836
	Toyota Tsusho Corp.	900	15,389
	Tsubakimoto Chain Co.	3,000	15,275
	UNY Co., Ltd.	1,000	11,024
	Wacoal Corp.	2,000	23,519
	Xebio Co., Ltd.	500	9,212
	Yamada Denki Co., Ltd.	200	14,368
	Yamagata Bank, Ltd.	3,000	15,850
	Yamaguchi Financial Group, Inc.	2,000	22,959
	Yamaha Corp.	1,200	21,068
	Yamaha Motor Co., Ltd.	1,000	15,405
	Yamanashi Chuo Bank, Ltd.	3,000	15,873
	Yamatake Corp.	800	15,520
	Yodogawa Steel Works, Ltd.	3,000	15,323
	Yokogawa Electric Corp.	2,000	14,532
	Yokohama Rubber Co., Ltd.	3,000	15,696
	Zeon Corp.	4,000	16,082
TOTAL — JAPAN			5,458,063

NETHERLANDS — (2.4%)
COMMON STOCKS — (2.4%)
	Aalberts Industries NV	1,066	16,393
	Aegon NV	5,128	60,408
	Arcadis NV	745	15,808
* #	ArcelorMittal ADR	1,200	94,344
*	ASM International NV	622	15,414
	Boskalis Westminster CVA	296	17,483
	Draka Holding NV	497	14,868
	Eriks Group NV	133	8,187
*	Gemalto NV	310	13,250
	Grontmij NV	295	10,546
	Heijmans NV	579	11,186
	Heineken NV	317	14,862
	Imtech NV	473	12,135

18

	ING Groep NV Sponsored ADR	2,200	68,530
	Kas Bank NV	192	6,640
	Koninklijke Ahold NV	1,429	17,866
	Koninklijke Bam Groep NV	964	17,004
	Koninklijke DSM NV	571	32,864
	Koninklijke Philips Electronics NV ADR	1,200	38,892
	Koninklijke Ten Cate NV	381	15,012
	Koninklijke Vopak NV	85	5,005
	Nutreco Holding NV	314	19,384
	Ordina NV	690	7,373
	Randstad Holdings NV	517	15,853
	Reed Elsevier NV ADR	400	13,376
	SBM Offshore NV	667	16,137
	SNS Reaal	1,026	17,049
	TNT NV	417	15,555
	Unit 4 Agresso NV	356	7,707
	USG People NV	612	11,076
*	Wavin NV	1,932	15,677
	Wolters Kluwer NV	608	14,798
TOTAL — NETHERLANDS			660,682

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Fisher & Paykel Appliances Holdings, Ltd.	9,887	12,140
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,300	14,508
TOTAL — NEW ZEALAND			26,648

NORWAY — (1.4%)
COMMON STOCKS — (1.4%)
	Acergy SA	900	15,485
	Aker Kvaerner ASA	700	16,015
*	Blom ASA	1,630	11,246
	Bonheur ASA	350	15,325
*	BW Offshore, Ltd.	4,000	10,167
*	Det Norske Oljeselskap ASA	10,000	16,061
	DNB Nor ASA Series A	1,300	15,072
	Ekornes ASA	540	8,820
	Ganger Rolf ASA	316	12,218
*	Marine Harvest	46,000	32,039
	Norsk Hydro ASA	1,500	15,985
*	Norske Skogindustrier ASA Series A	3,000	16,357
	Orkla ASA	1,200	15,394
*	Petroleum Geo Services ASA	800	17,183
	Prosafe ASA	1,788	16,099
*	Prosafe Production Public, Ltd.	3,200	14,753
*	Renewable Energy Corp. ASA	330	10,146
	Schibsted ASA	594	15,256
*	Sevan Marine ASA	200	2,055
*	Songa Offshore ASA	1,100	15,500
	SpareBanken 1 SMN	1,548	13,407

19

Storebrand ASA	3,600	27,982
* Subsea 7, Inc.	700	15,644
Tomra Systems ASA	1,100	7,446
Wilh. Wilhelmsen ASA	291	9,102
Yara International ASA	260	16,098
TOTAL — NORWAY		380,855

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Banco BPI SA	2,168	7,286
Banco Comercial Portugues SA	8,475	14,642
Banco Espirito Santo SA	2,039	26,346
Cimpor Cimentos de Portugal SA	2,348	14,747
Galp Energia SGPS SA Series B	752	15,121
Portugal Telecom SA	1,369	14,303
Sonae SGPS SA	11,774	11,980
* Sonaecom SGPS SA	5,604	16,011
TOTAL — PORTUGAL		120,436

SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
Allgreen Properties, Ltd.	23,000	12,941
Bukit Sembawang Estates, Ltd.	2,000	9,691
Capitaland, Ltd.	7,000	21,381
* Chartered Semiconductor Manufacturing, Ltd.	38,000	12,931
City Developments, Ltd.	1,000	7,254
DBS Group Holdings, Ltd.	2,000	25,289
Ezra Holdings Pte, Ltd.	11,000	13,927
Fraser & Neave, Ltd.	8,000	24,533
Hotel Properties, Ltd.	5,000	6,242
Jardine Cycle & Carriage, Ltd.	2,000	24,944
Keppel Land, Ltd.	5,000	13,581
Neptune Orient Lines, Ltd.	6,000	9,456
Overseas Chinese Banking Corp., Ltd.	3,000	17,000
Parkway Holdings, Ltd.	10,000	15,668
SembCorp Industries, Ltd.	5,000	14,514
Singapore Airlines, Ltd.	4,000	42,777
* Singapore Exchange, Ltd.	4,000	17,663
Singapore Land, Ltd.	4,000	15,466
Singapore Post, Ltd.	21,000	15,056
Singapore Press Holdings, Ltd.	6,000	17,356
Singapore Telecommunications, Ltd.	6,000	14,808
United Industrial Corp., Ltd.	8,000	13,571
UOL Group, Ltd.	7,000	14,152
Venture Corp., Ltd.	2,000	14,047
Wing Tai Holdings, Ltd.	14,000	13,195
TOTAL — SINGAPORE		407,443

20

SPAIN — (2.6%)
COMMON STOCKS — (2.6%)
Abengoa SA	557	14,897
Abertis Infraestructuras SA	690	14,252
Acciona SA	46	9,147
Acerinox SA	509	9,620
Actividades de Construccion y Servicios SA	161	7,129
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	2,300	38,709
Banco de Sabadell SA	4,954	38,572
Banco Espanol de Credito SA	751	10,263
Banco Guipuzcoano SA	841	9,371
Banco Pastor SA	2,886	27,946
Banco Popular Espanol SA	4,862	51,379
Banco Santander SA Sponsored ADR	8,300	140,934
Bankinter SA	2,211	23,478
Cementos Portland Valderrivas SA	233	12,797
Ebro Puleva SA	956	16,489
Enagas SA	605	15,380
Fomento de Construcciones y Contratas SA	391	19,586
Gamesa Corporacion Tecnologica SA	222	10,500
Gas Natural SDG SA	311	14,408
Grifols SA	504	14,961
Grupo Catalana Occidente SA	473	13,481
Grupo Ferrovial SA	766	38,274
Industria de Diseno Textil SA	227	10,557
* Laboratorios Almirall SA	490	10,295
Prosegur Cia de Seguridad SA	370	14,768
Red Electrica Corporacion SA	180	10,620
Repsol YPF SA Sponsored ADR	1,000	30,850
Sacyr Vallehermoso SA	771	13,945
SOS Cuetara SA	729	14,550
Tubacex SA	1,832	15,653
Tubos Reunidos SA	2,632	14,868
Viscofan SA	758	15,168
Zardoya Otis SA	699	14,126
* Zeltia SA, Madrid	1,898	14,857
TOTAL — SPAIN		731,830

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Alfa Laval AB	660	9,007
Assa Abloy AB Series B	1,000	14,283
Atlas Copco AB Series A	1,200	16,750
Atlas Copco AB Series B	1,200	15,355
D. Carnegie & Co. AB	1,100	13,778
Electrolux AB Series B	1,200	15,396
Elekta AB Series B	800	16,981
Getinge AB	700	15,947
Hakon Invest AB	600	8,537
Hexagon AB	899	14,489
Hoganas AB Series B	771	14,725
Holmen AB Series B	500	15,951
Husqvarna AB Series B	1,800	14,522

21

	Intrum Justitia AB	819	12,784
	JM AB	1,057	12,659
*	Lindab International AB	900	14,740
*	Lundin Petroleum AB	500	5,454
	Meda AB Series A	1,400	17,208
	Modern Times Group AB Series B	250	13,232
	Nordea Bank AB	4,000	53,133
*	Pa Resources AB	2,000	15,468
	Sandvik AB	1,166	14,451
	Securitas AB Series B	1,170	15,810
	Skandinaviska Enskilda Banken AB Series A	2,900	51,857
	Skanska AB Series B	600	7,549
	SKF AB Series B	1,000	15,144
	SSAB Svenskt Stal AB Series A	700	17,066
	SSAB Svenskt Stal AB Series B	600	13,007
	Svenska Cellulosa AB Series B	2,400	27,265
	Svenska Handelsbanken AB Series A	2,500	60,154
	Swedbank AB Series A	1,500	26,359
	Swedish Match AB (Frueher Svenska Taendsticks AB)	800	15,775
	Tele2 AB Series B	900	13,843
	Telefonaktiebolaget LM Erricson Sponsored ADR	2,000	22,840
	Volvo AB Series B	240	2,720
TOTAL — SWEDEN			634,239

SWITZERLAND — (5.4%)
COMMON STOCKS — (5.4%)
	ABB, Ltd.	1,682	41,256
	Adecco SA	500	23,461
	Baloise-Holding AG	575	49,193
	Barry Callebaut AG	15	9,847
*	Basilea Pharmaceutica AG	90	13,851
	Basler Kantonalbank	143	15,049
	Bobst Group AG	210	14,790
	Ciba Specialty Chemicals AG	771	18,990
	Clariant AG	2,569	23,073
	Compagnie Financiere Richemont AG Series A	940	54,694
	Conzzeta AG	7	16,612
	Credit Suisse Group AG Sponsored ADR	5,100	236,538
	Dufry Group	117	8,476
	Efg International AG	497	15,071
	Ems-Chemie Holding AG	115	14,139
	Energiedienst Holding AG	259	15,974
	Flughafen Zuerich AG	45	16,387
	Galenica Holding AG	44	17,425
	Geberit AG	42	6,113
	George Fisher AG	81	30,746
	Givaudan SA	27	22,468
	Holcim, Ltd.	253	18,191
	Jelmoli Holding AG	6	14,676
	Komax Holding AG	44	5,365
	Kudelski SA	1,032	13,196

22

	Kuehne & Nagel International AG	195	15,438
	Kuoni Reisen Holding AG	18	8,557
	Lindt & Spruengli AG	1	27,626
*	Logitech International SA	383	10,210
	Lonza Group AG	111	15,669
*	Meyer Burger Technology AG	37	11,009
	Mobimo Holding AG	90	14,557
	Nestle SA	1,523	67,103
	Novartis AG ADR	1,400	77,896
	Phoenix Mecano AG	1	448
	Roche Holding AG Genusschein	262	44,089
	Schweiter Technology AG	7	2,692
	SGS SA	6	7,688
	Sika AG	12	15,220
	Sonova Holding AG	188	13,598
	Sulzer AG	134	16,465
	Swatch Group AG	64	15,042
	Swiss Life Holding AG	216	39,296
	Swiss Re	1,782	109,608
	Swisscom AG	46	14,740
	Syngenta AG ADR	500	26,840
	Tecan Group AG	275	15,584
*	Temenos Group AG	568	14,904
*	Verwaltungs und Privat-Bank AG	64	12,438
	Zuger Kantonalbank	4	13,073
	Zurich Financial SVCS AG	737	192,406
TOTAL — SWITZERLAND			1,517,777

UNITED KINGDOM — (14.0%)
COMMON STOCKS — (14.0%)
	Aberdeen Asset Management P.L.C.	5,395	14,093
	Aegis Group P.L.C.	6,896	14,043
	Amec P.L.C.	954	14,634
	Amlin P.L.C.	4,359	22,993
	Anglo American P.L.C.	587	31,203
	Anglo Pacific Group P.L.C.	3,118	10,304
	Antofagasta P.L.C.	1,468	16,501
	Arriva P.L.C.	1,090	15,724
	Ashtead Group P.L.C.	11,260	15,546
	Associated British Foods P.L.C.	2,366	34,711
	Atkins WS P.L.C.	835	14,104
	Aviva P.L.C.	13,194	123,161
	Babcock International Group P.L.C.	1,382	15,083
	BAE Systems P.L.C.	3,658	31,926
	Balfour Beatty P.L.C.	1,927	14,432
	Barclays P.L.C.	8,906	56,989
	BBA Aviation P.L.C.	3,763	9,097
	Beazley Group P.L.C.	4,857	9,824
	Bellway P.L.C.	1,404	15,653
	BG Group P.L.C.	1,078	23,912
	Bodycote P.L.C.	3,857	16,303

23

	Bovis Homes Group P.L.C.	1,415	11,246
	BP P.L.C. Sponsored ADR	3,200	184,416
	Brit Insurance Holdings P.L.C.	2,276	8,014
	British Airways P.L.C.	3,085	14,030
	BSS Group P.L.C.	1,847	10,625
	BT Group P.L.C.	3,285	10,310
	Bunzl P.L.C.	808	10,503
	Burberry Group P.L.C.	1,720	14,000
	Cable and Wireless P.L.C.	4,572	14,740
*	Cadbury P.L.C.	2,819	32,351
*	Cairn Energy P.L.C.	298	16,123
	Care UK P.L.C.	224	1,424
	Carillion P.L.C.	2,812	16,805
	Carnival P.L.C.	443	15,187
	Carphone Warehouse Group P.L.C.	3,605	13,031
	Catlin Group, Ltd.	2,500	14,861
	Charter P.L.C.	898	15,516
	Chemring Group P.L.C.	237	10,048
	Close Brothers Group P.L.C.	1,298	14,874
	Cobham P.L.C.	3,333	13,932
	Compass Group P.L.C.	2,154	14,335
	Connaught P.L.C.	1,971	14,328
	Cookson Group P.L.C.	2,609	30,797
	Cranswick P.L.C.	921	10,507
	Croda International P.L.C.	1,169	14,722
*	CSR P.L.C.	1,693	10,118
	Daily Mail & General Trust P.L.C. Series A	18	122
	Dairy Crest Group P.L.C.	1,768	15,061
*	Dana Petroleum P.L.C.	623	17,056
	Davis Service Group P.L.C.	950	5,887
	Debenhams P.L.C.	14,760	13,321
	Delta P.L.C.	2,490	5,226
	Dimension Data Holdings P.L.C.	14,582	14,015
	Domino Printing Sciences P.L.C.	2,542	13,638
	DS Smith P.L.C.	5,721	13,355
	DSG International P.L.C.	35,270	31,692
*	easyJet P.L.C.	2,114	12,618
	Electrocomponents P.L.C.	2,690	8,454
	Elementis P.L.C.	5,554	8,514
	Evolution Group P.L.C.	8,160	14,459
	Fenner P.L.C.	2,023	8,381
	Firstgroup P.L.C.	1,108	12,211
	Forth Ports P.L.C.	442	13,858
	Friends Provident P.L.C.	17,009	30,515
	G4S P.L.C.	3,770	15,999
	Galliford Try P.L.C.	13,056	15,373
	Game Group P.L.C.	2,817	13,825
*	Gem Diamonds, Ltd.	852	13,550
*	Genus P.L.C.	1,008	14,657
	GKN P.L.C.	5,223	23,296
	Greggs P.L.C.	196	12,656
	Halfords Group P.L.C.	2,464	13,190

24

	Halma P.L.C.	3,912	14,341
	Hays P.L.C.	8,065	13,992
	HBOS P.L.C.	20,174	115,475
	Headlam Group P.L.C.	1,388	8,395
	Helical Bar P.L.C.	2,320	13,521
	Hikma Pharmaceuticals P.L.C.	1,976	15,028
	Hiscox, Ltd.	6,917	31,166
	Home Retail Group	3,148	14,493
	HSBC Holdings P.L.C. Sponsored ADR	1,800	141,678
	Hunting P.L.C.	926	15,023
	ICAP P.L.C.	1,739	14,974
	IMI P.L.C.	995	9,040
	Inchcape P.L.C.	6,706	31,482
	Inmarsat P.L.C.	810	7,540
	Intermediate Capital Group P.L.C.	843	21,180
	International Personal Finance P.L.C.	1,442	8,134
	International Power P.L.C.	2,084	14,960
	Interserve P.L.C.	1,920	14,672
	Investec P.L.C.	3,049	22,291
*	IP Group P.L.C.	2,647	5,303
	ITV P.L.C.	24,476	19,907
	Jardine Lloyd Thompson Group P.L.C.	995	8,186
	JJB Sports P.L.C.	5,566	12,895
	John Wood Group P.L.C.	2,038	17,672
	Johnson Matthey P.L.C.	483	14,292
	Johnston Press P.L.C.	1,602	1,366
	Kazakhmys P.L.C.	634	14,878
	Keller Group P.L.C.	728	10,460
	Kesa Electricals P.L.C.	3,396	9,973
	Kier Group P.L.C.	528	11,087
	Kingfisher P.L.C.	15,336	37,044
	Legal and General Group P.L.C.	22,132	40,379
	Lloyds TSB Group P.L.C.	6,500	35,873
	London Stock Exchange Group P.L.C.	1,145	16,454
	Man Group P.L.C.	1,320	13,602
	Marks & Spencer Group P.L.C.	2,167	10,327
	Meggitt P.L.C.	8,578	35,863
*	Melrose P.L.C.	3,406	10,022
	Millennium and Copthorne Hotels P.L.C.	2,327	13,093
	Mitie Group P.L.C.	2,503	10,186
	Mondi P.L.C.	3,715	22,055
	Mothercare P.L.C.	1,618	11,963
	Northern Foods P.L.C.	12,651	14,985
	Northgate P.L.C.	2,110	13,234
	Novae Group P.L.C.	1,711	9,304
	Pearson P.L.C.	4,178	51,604
	Pennon Group P.L.C.	1,217	13,572
	Persimmon P.L.C.	2,896	19,603
	Phoenix IT Group, Ltd.	2,066	8,985
	Premier Farnell P.L.C.	2,882	10,239
	Premier Foods P.L.C.	12,687	20,050
*	Premier Oil P.L.C.	650	14,869

25

	Provident Financial P.L.C.	846	13,967
	Prudential P.L.C.	4,149	41,202
	Qinetiq P.L.C.	1,737	7,101
	Quintain Estates & Development P.L.C.	3,350	11,538
	Rathbone Brothers P.L.C.	908	14,948
	Reed Elsevier P.L.C. ADR	300	13,743
	Regus Group P.L.C.	1,209	1,637
	Rexam P.L.C.	2,397	17,691
	RM P.L.C.	3,077	9,549
*	Rolls-Royce Group P.L.C.	5,151	37,177
	Royal Bank of Scotland Group P.L.C.	18,454	78,486
	Royal Dutch Shell P.L.C. ADR	3,200	220,128
	RPS Group P.L.C.	2,557	13,946
	RSA Insurance Group P.L.C.	17,915	49,046
	SABmiller P.L.C.	485	10,418
	Sage Group P.L.C.	3,821	14,569
	Sainsbury (J.) P.L.C.	4,970	31,435
	Savills P.L.C.	2,141	11,170
	Schroders P.L.C.	568	10,474
	Schroders P.L.C. Non-Voting	637	10,438
	Scottish & Southern Energy P.L.C.	505	13,301
*	SDL P.L.C.	2,157	14,315
	Senior P.L.C.	5,126	10,303
	Serco Group P.L.C.	1,855	14,512
	Severfield-Rowen P.L.C.	1,704	7,540
	Shanks Group P.L.C.	3,512	14,025
	SIG P.L.C.	1,151	11,343
	Smith & Nephew P.L.C. Sponsored ADR	200	12,016
	Smiths Group P.L.C.	698	14,513
*	Soco International P.L.C.	584	16,005
	Southern Cross Healthcare, Ltd.	1,208	3,339
	Spectris P.L.C.	618	9,331
	Speedy Hire P.L.C.	1,551	13,193
	Spirax-Sarco Engineering P.L.C.	748	15,080
	ST Modwen Properties P.L.C.	444	2,446
	St. Jame’s Place P.L.C.	3,329	13,492
	Standard Chartered P.L.C.	785	21,229
	Standard Life P.L.C.	11,422	52,035
	Tate & Lyle P.L.C.	2,019	16,272
	Tesco P.L.C.	6,509	45,116
	The Berkeley Group Holdings P.L.C.	1,212	18,704
	Thomas Cook Group P.L.C.	3,306	13,767
	Thomson Reuters P.L.C.	546	15,252
#	Tomkins P.L.C. Sponsored ADR	2,200	24,068
	Travis Perkins P.L.C.	1,083	13,189
	Trinity Mirror P.L.C.	7,922	15,476
	Tullett Prebon P.L.C.	1,660	13,329
	Tullow Oil P.L.C.	1,118	16,757
*	UK Coal P.L.C.	1,856	14,591
	Umeco P.L.C.	322	2,782
	Venture Production P.L.C.	1,096	16,453
	Victrex P.L.C.	1,019	15,107

26

	Vodafone Group P.L.C. Sponsored ADR	6,100	155,855
	WH Smith P.LC.	2,087	14,585
	Whitbread P.L.C.	1,290	26,468
	William Morrison Supermarkets P.L.C.	12,270	62,991
*	Xchanging P.L.C.	2,267	10,479
	Xstrata P.L.C.	352	19,625
	Yell Group P.L.C.	15,414	30,211
TOTAL — UNITED KINGDOM			3,942,476

	Face
	Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (15.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $4,305,000 FNMA 6.00%, 05/01/38, valued at $4,341,215) to be repurchased at $4,275,922	$4,275	4,275,000

TOTAL INVESTMENTS - (100.0%)
(Cost $27,949,174)##		$28,076,715

27

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

EMERGING MARKETS PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$2,411,650,321
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,483,454,069)##	$2,411,650,321

EMERGING MARKETS VALUE PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in Dimensional Emerging Markets Value Fund Inc.	139,670,243	$6,539,360,777
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $5,276,905,908)##		$6,539,360,777

EMERGING MARKETS SMALL CAP PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$939,541,728
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $896,456,338)##	$939,541,728

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

BRAZIL — (11.2%)
COMMON STOCKS — (2.7%)
	Acos Villares SA Avil	50,000	$36,503
*	All America Latina Logistica SA	34,000	393,190
*	Anhanguera Educacional Participacoes SA	5,800	99,632
*	B2W Cia Global Do Varejo	4,700	167,672
	Bematech SA	10,600	46,887
*	Bombril SA	7,400	41,540
	Cia de Saneamento de Minas Gerais-Copasa	10,400	157,276
	Cia de Saneamento do Parana	58,300	87,629
*	Cia Energetica de Minas Gerais	7,700	141,245
	Companhia de Concessoes Radoviarias	158,000	2,890,528
	Companhia Siderurgica Nacional SA	42,000	1,463,558
#	Companhia Siderurgica Nacional SA Sponsored ADR	445,284	15,455,808
	Companhia Vale do Rio Doce ADR	359,300	9,539,415
	Datasul SA	4,200	21,773
*	Diagnosticos Da America SA	4,600	104,784
	Empresa Brasileira de Aeronautica SA	98,400	834,891
#	Empresa Brasileira de Aeronautica SA ADR	91,425	3,103,879
	Eternit SA	159,600	660,920
	Ferbasa-Ferro Ligas Da Bahia	6,000	57,791
	Fertilizantes Fosfatados SA	7,700	444,049
*	Global Village Telecom Holding SA	13,600	308,545
*	IdeiasNet SA	36,000	132,294
	Industrias Romi SA	18,000	149,632
*	JHSF Participacoes SA	1,400	5,755
*	Light SA	18,300	257,098
*	Localiza Rent a Car SA	8,100	81,497
	Lojas Renner SA	10,100	182,791
*	Lupatech SA	2,300	86,074
*	M Dias Branco SA	16,600	211,828
*	OdontoPrev SA	2,100	47,411
	Perdigao SA	84,864	2,124,724
	Perdigao SA ADR	22,700	1,143,399
	Petroleo Brasileiro SA ADR (71654V101)	30,000	1,289,100
	Petroleo Brasileiro SA ADR (71654V408)	105,264	5,551,623
*	Porto Seguro SA	22,700	234,520
*	Sao Carlos Empreendimentos e Participacoes SA	8,800	71,750
*	Sao Martinho SA	16,300	260,000
	Souza Cruz SA	56,000	1,464,589
*	Telecomunicacoes de Sao Paulo SA	3,000	71,448
*	Totvs SA	3,200	111,843
	Tractebel Energia SA	152,200	1,881,491

1

*	Universo Online SA	10,300	42,653
	Weg SA	169,000	1,855,890
TOTAL COMMON STOCKS			53,314,925

PREFERRED STOCKS — (8.5%)
	Aracruz Celulose SA Series B	90,000	495,276
#	Aracruz Celulose SA Sponsored ADR	44,600	2,465,934
	Banci Itau Holding Financeira SA	32,250	610,969
	Banco Bradesco SA	26,764	491,120
#	Banco Bradesco SA Sponsored ADR	809,450	14,901,975
	Banco Itau Holding Financeira SA ADR	557,000	10,583,000
	Brasil Telecom Participacoes SA ADR	26,766	1,754,244
#	Brasil Telecom SA ADR	30,471	948,562
	Braskem SA Preferred A	58,000	415,607
#	Braskem SA Preferred A Sponsored ADR	95,885	1,400,880
	Centrais Electricas de Santa Catarina SA	45,450	1,254,755
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	16,234	676,471
	Companhia de Bebidas das Americas	22,214	1,367,183
	Companhia de Bebidas das Americas Preferred ADR	34,600	2,141,394
*	Companhia de Tecidos Norte de Minas	19,400	75,577
	Companhia Energetica de Minas Gerais	3,336	71,778
#	Companhia Energetica de Minas Gerais SA Sponsored ADR	213,387	4,604,892
	Companhia Energetica do Ceara Coelce Series A	1,300	16,748
	Companhia Paranaense de Energia-Copel Series B	34,380	590,577
#	Companhia Paranaense de Energia-Copel Sponsored ADR	69,500	1,194,705
	Companhia Vale do Rio Doce Series A	237,528	5,537,463
	Companhia Vale do Rio Doce Sponsored ADR	486,200	11,556,974
	Confab Industrial SA	210,330	819,387
	Contax Participacoes SA ADR	46,700	62,480
	Duratex SA	137,800	2,359,508
	Eletropaulo Metropolita SA Preferred A	17,720	305,262
	Forjas Taurus SA	144,210	576,840
	Gerdau SA	45,600	858,847
	Gerdau SA Sponsored ADR	678,100	12,687,251
	Gol Linhas Aereas Inteligentes SA	65,000	584,601
	Investimentos Itau SA	1,852,048	10,828,232
	Klabin SA	971,000	2,984,485
	Lojas Americanas SA	184,600	1,169,888
	Mahle-Metal Leve SA Industria e Comercio	8,666	183,395
	Marcopolo SA	138,100	524,441
	Metalurgica Gerdau SA	394,900	10,054,202
*	Net Servicos de Comunicacao SA	45,223	521,590
	Net Servicos de Comunicacao SA Preferred ADR	90,694	1,044,795
*	Paranapanema SA	42,517	127,815
	Randon e Participacoes SA	73,100	596,460
	Sadia SA	330,000	2,180,429
#	Sadia SA ADR	109,066	2,174,789
	Sao Paulo Alpargatas SA	21,000	940,620
	Saraiva Livreiros Editores	16,700	281,748
	Suzano Papel e Celullose SA	205,905	2,614,867

2

	Tele Norte Celular Participacoes SA ADR	300	6,042
	Tele Norte Leste Participacoes SA	27,000	628,620
	Tele Norte Leste Participacoes SA ADR	141,100	3,276,342
	Telecomunicacoes de Sao Paulo SA	31,600	901,472
#	Telecomunicacoes de Sao Paulo SA ADR	68,500	1,954,990
	Telemar Norte Leste SA	69,300	3,613,804
	Telemig Celular Participacoes SA	3,498	89,274
	Telemig Celular Participacoes SA ADR	4,453	228,439
	Tim Participacoes SA	33,270	73,276
#	Tim Participacoes SA ADR	31,800	715,500
*	Trafo Equipamentos Electricos SA	54,900	90,939
	Ultrapar Participacoes SA	120,659	4,333,361
#	Ultrapar Participacoes SA Sponsored ADR	15,200	539,752
	Uniao de Industrias Petroquimicas SA Series B	867,609	739,863
	Unibanco-Uniao de Bancos Brasileiros SA ADR	91,447	10,933,403
	Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	5,602,269
	Usinas Siderurgicas de Minas Gerais SA Series A	330,300	11,590,896
*	Vivo Participacoes SA	318,951	1,647,587
#	Vivo Participacoes SA ADR	586,400	3,066,872
	Votorantim Celulose e Papel SA	42,937	920,116
#	Votorantim Celulose e Papel SA Sponsored ADR	141,300	2,984,256
	Whirlpool SA	51,787	98,173
TOTAL PREFERRED STOCKS			171,673,262

RIGHTS/WARRANTS — (0.0%)
*	Totvs SA Rights 09/18/08	5	—
TOTAL — BRAZIL			224,988,187

CHILE — (2.1%)
COMMON STOCKS — (2.1%)
	Aguas Andinas SA Series A	1,484,059	564,391
	Banco de Chile	1,722,617	125,984
#	Banco de Chile Series F ADR	23,174	1,015,948
	Banco de Credito e Inversiones SA Series A	36,660	1,043,854
	Banco Santander Chile SA	988,793	41,673
	Banco Santander Chile SA ADR	22,681	998,191
	Banmedica SA	299,376	295,581
	CAP SA	94,979	3,436,100
	Cementos Bio-Bio SA	180,149	373,298
	Cintac SA	149,288	74,244
*	Colbun SA	8,671,094	1,826,383
	Compania Cervecerias Unidas SA	36,271	254,657
	Compania Cervecerias Unidas SA ADR	28,574	988,375
	Compania de Consumidores de Gas Santiago SA	24,536	95,704
	Compania de Telecomunicaciones de Chile SA Series A	58,608	83,440
	Compania General de Electricidad SA	147,411	859,598
	Compania SudAmericana de Vapores SA	807,318	1,086,396
	Compania Telecomunicaciones de Chile SA Sponsored ADR	211,038	1,171,261
	Corpbanca SA	144,924,645	791,397
	Corpbanca SA ADR	1,500	40,845

3

	Cristalerias de Chile SA	58,676	537,839
	Distribucion y Servicio D&S SA	705,881	269,825
	Distribucion y Servicio D&S SA ADR	49,465	1,125,329
	Embotelladora Andina SA Series B	79,022	240,418
	Embotelladora Andina SA Series B ADR	10,900	198,707
	Empresa Nacional de Electricidad SA	351,708	535,021
	Empresa Nacional de Electricidad SA Sponsored ADR	71,700	3,262,350
	Empresa Nacional de Telecomunicaciones SA	121,071	1,582,010
	Empresas CMPC SA	122,353	3,722,490
	Empresas Copec SA	367,348	4,449,084
	Empresas Iansa SA	2,735,872	104,046
	Enersis SA	1,676,555	578,743
	Enersis SA Sponsored ADR	194,612	3,335,650
	Farmacias Ahumada SA	46,764	109,443
	Industrias Forestales SA	54,906	11,779
	Lan Airlines SA	33,980	401,265
#	Lan Airlines SA Sponsored ADR	14,200	166,566
	Madeco SA	4,797,247	449,084
#	Madeco SA Sponsored ADR	26,800	244,148
	Masisa SA	4,099,269	667,555
	S.A.C.I. Falabella SA	280,132	1,086,109
	Sociedad Quimica y Minera de Chile SA Series B	11,313	432,442
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	69,600	2,667,072
	Soquimic Comercial SA	134,454	76,503
	Vina de Concha y Toro SA	328,967	657,613
#	Vina de Concha y Toro SA Sponsored ADR	4,900	195,142
	Vina San Pedro SA	16,383,152	118,221
TOTAL COMMON STOCKS			42,391,774

RIGHTS/WARRANTS — (0.0%)
*	Vapores SA Rights 09/17/08	807,318	8,112
TOTAL — CHILE			42,399,886

CHINA — (10.5%)
COMMON STOCKS — (10.5%)
#	Air China, Ltd.	1,760,000	897,275
	Aluminum Corp. of China, Ltd.	30,000	26,455
#	Aluminum Corp. of China, Ltd. ADR	87,000	1,922,700
	AMVIG Holdings, Ltd.	522,000	467,191
	Angang Steel Co., Ltd.	1,021,160	1,382,218
* #	Anhui Conch Cement Co., Ltd.	148,000	765,137
#	Anhui Expressway Co., Ltd.	228,000	142,783
*	AviChina Industry and Technology Co., Ltd.	1,108,000	184,749
#	Bank of China, Ltd.	13,954,000	5,998,140
#	Bank of Communications Co., Ltd.	3,015,000	3,457,098
	Baoye Group Co., Ltd.	142,000	47,346
#	Beijing Capital International Airport Co., Ltd.	1,642,000	1,291,672
#	Beijing Capital Land, Ltd.	522,000	103,100
	Beijing Enterprises Holdings, Ltd.	487,000	1,807,714
* #	Brilliance China Automotive Holdings, Ltd.	3,386,000	349,138

4

#	Byd Co., Ltd.	762,300	874,254
#	Catic Shenzhen Holdings, Ltd.	156,000	76,872
	Chaoda Modern Agriculture	2,151,025	2,284,354
* #	China Aerospace International Holdings, Ltd.	1,308,600	113,202
	China Construction Bank Corp.	14,191,000	11,501,567
#	China COSCO Holdings Co., Ltd.	1,053,500	1,998,590
* #	China Eastern Airlines Corp., Ltd.	608,000	125,906
#	China Everbright International, Ltd.	1,261,000	260,288
#	China Everbright, Ltd.	837,400	1,503,428
#	China Foods, Ltd.	1,056,000	418,395
#	China Gas Holdings, Ltd.	1,448,000	342,687
#	China Green (Holdings), Ltd.	375,000	331,798
*	China Haidian Holdings, Ltd.	770,000	34,360
#	China Infrastructure Machinery Holdings, Ltd.	570,000	494,790
	China Insurance International Holdings Co., Ltd.	464,000	960,621
#	China Life Insurance Co., Ltd. ADR	159,456	9,136,829
	China Mengniu Dairy Co., Ltd.	587,000	1,771,654
	China Merchants Holdings (International) Co., Ltd.	796,000	2,934,505
*	China Mining Resources Group, Ltd.	2,794,000	154,818
	China Mobile, Ltd. Sponsored ADR	318,041	18,039,286
	China National Building Material Co., Ltd.	594,000	917,046
#	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	63,456	3,031,293
	China Oilfield Services, Ltd.	528,000	702,405
	China Petroleum and Chemical Corp. (Sinopec)	48,000	46,225
#	China Petroleum and Chemical Corp. (Sinopec) ADR	88,600	8,619,894
#	China Pharmaceutical Group, Ltd.	828,000	272,303
#	China Power International Development, Ltd.	1,633,000	500,817
	China Rare Earth Holdings, Ltd.	792,000	121,075
	China Resources Enterprise, Ltd.	1,222,000	3,306,991
	China Resources Power Holdings Co., Ltd.	1,068,000	2,625,393
	China Shenhua Energy Co., Ltd.	786,000	2,684,004
	China Shineway Pharmaceutical Group, Ltd.	133,000	94,711
#	China Shipping Container Lines Co., Ltd.	4,050,300	988,750
	China Shipping Development Co., Ltd.	648,000	1,531,099
* #	China Southern Airlines Co., Ltd. ADR	22,600	358,210
	China State Construction International Holdings, Ltd.	1,308,000	305,206
#	China Telecom Corp., Ltd. ADR	64,182	3,275,207
	China Travel International Investment Hong Kong, Ltd.	3,830,000	835,446
	China Unicom, Ltd.	42,000	66,444
	China Unicom, Ltd. ADR	306,400	4,865,632
	China Yurun Food Group, Ltd.	559,000	953,824
#	Chongqing Iron and Steel Co., Ltd.	308,000	92,901
*	CITIC 21CN Co., Ltd.	1,604,000	49,396
	Citic Pacific, Ltd.	1,031,000	3,576,846
* #	CITIC Resources Holdings, Ltd.	2,876,000	684,169
	CNOOC, Ltd.	233,000	362,269
#	CNOOC, Ltd. ADR	66,300	10,326,888
	CNPC (Hong Kong), Ltd.	3,260,000	1,249,713
#	Comba Telecom Systems Holdings, Ltd.	616,000	155,137
	COSCO International Holdings, Ltd.	790,000	283,883
	COSCO Pacific, Ltd.	1,276,000	1,940,923
#	Dalian Port (PDA) Co., Ltd.	1,070,000	585,183

5

#	Datang International Power Generation Co., Ltd.	1,860,000	1,224,117
#	Denway Motors, Ltd.	6,004,000	2,139,082
	Digital China Holdings, Ltd.	110,000	55,756
	Dongfang Electric Co., Ltd.	89,000	275,739
	Dongfeng Motor Corp.	3,186,000	1,345,285
#	Dynasty Fine Wines Group, Ltd.	548,000	74,742
*	Enerchina Holdings, Ltd.	237,900	6,387
	First Tractor Co., Ltd.	170,000	31,278
#	FU JI Food & Catering Services	289,000	330,566
#	Geely Automobile Holdings, Ltd.	3,425,000	301,295
* #	Genting International P.L.C.	124,600	44,614
#	Global Bio-Chem Technology Group Co., Ltd.	1,760,000	668,385
#	Golden Eagle Retail Group, Ltd.	569,000	526,589
	GOME Electrical Appliances Holdings, Ltd.	4,587,000	1,883,504
	Great Wall Motor Co., Ltd.	230,500	108,750
*	Great Wall Technology Co., Ltd.	296,000	39,143
	Guangdong Investment, Ltd.	2,498,000	848,150
	Guangshen Railway Co., Ltd. Sponsored ADR	30,927	692,765
	Guangzhou Pharmaceutical Co., Ltd.	102,000	50,593
#	Guangzhou R&F Properties Co., Ltd.	634,800	1,098,473
#	Guangzhou Shipyard International Co., Ltd.	102,000	176,385
#	GZI Transport, Ltd.	610,000	278,012
	Hainan Meilan International Airport Co., Ltd.	90,000	70,740
	Harbin Power Equipment Co., Ltd.	908,000	1,118,669
#	Hengan International Group Co., Ltd.	282,000	943,339
#	HKC (Holdings), Ltd.	4,797,213	805,539
#	Hopson Development Holdings, Ltd.	818,000	810,815
#	Huadian Power International Corp.	1,290,000	386,722
#	Huaneng Power International, Inc. ADR	57,900	1,737,000
#	Hunan Non-Ferrous Metal Corp., Ltd.	2,076,000	350,590
	Industrial and Commercial Bank of China (Asia), Ltd.	21,941,000	15,023,290
	Jiangsu Express Co., Ltd.	1,096,000	839,235
#	Jiangxi Copper Co., Ltd.	936,000	1,485,486
* #	Kingway Brewery Holdings, Ltd.	594,000	60,345
#	Lenovo Group, Ltd.	2,554,000	1,734,387
#	Li Ning Co., Ltd.	467,500	1,161,358
	Lianhua Supermarket Holdings Co., Ltd.	178,000	304,484
	Lingbao Gold Co., Ltd.	144,000	40,686
	Maanshan Iron and Steel Co., Ltd.	1,970,000	881,570
#	Mingyuan Medicare Development Co., Ltd.	1,150,000	134,684
	Minmetals Resources, Ltd.	1,056,000	241,925
#	Neo-China Land Group (Holdings), Ltd.	461,000	300,655
#	Nine Dragons Paper Holdings, Ltd.	1,747,000	1,069,646
#	PetroChina Co., Ltd. ADR	99,400	12,842,480
#	PICC Property and Casualty Co., Ltd.	2,446,000	1,381,038
	Ping An Insurance (Group) Co. of China, Ltd.	735,000	5,363,386
	Qingling Motors Co., Ltd.	664,000	104,281
*	Semiconductor Manufacturing International Corp.	7,447,000	347,729
*	Semiconductor Manufacturing International Corp. ADR	275,643	653,274
#	Shandong Molong Petroleum Machinery Co., Ltd.	496,000	42,863
*	Shanghai Electric Group Co., Ltd.	3,428,000	1,411,343
	Shanghai Industrial Holdings, Ltd.	612,000	1,651,809

6

	Shanghai Prime Machinery Co., Ltd.	412,000	68,658
	Shenji Kunming Machine Tool Co., Ltd.	26,000	17,490
#	Shenzhen Expressway Co., Ltd.	744,000	364,089
	Shenzhen International Holdings, Ltd.	8,712,500	686,596
	Shenzhen Investment, Ltd.	2,396,000	636,748
	Shenzhou International Group	267,000	56,772
	Shimao Property Holdings, Ltd.	1,602,500	1,793,717
#	Shougang Concord International Enterprises Co., Ltd.	3,242,000	768,060
#	Sichuan Expressway Co., Ltd.	382,000	86,717
	SinoCom Software Group, Ltd.	482,000	56,581
#	Sinofert Holdings, Ltd.	1,394,000	906,059
#	Sinolink Worldwide Holdings, Ltd.	1,802,000	241,213
	Sinopec Kantons Holdings, Ltd.	592,000	86,016
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	26,688	835,334
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	233,359
	Sinotrans, Ltd.	1,852,000	418,341
#	Skyworth Digital Holdings, Ltd.	1,250,000	135,002
	SRE Group, Ltd.	1,784,000	170,083
*	Stone Group Holdings, Ltd.	1,004,000	48,623
* #	TCL Communication Technology Holdings, Ltd.	1,914,000	36,601
* #	TCL Multimedia Technology Holdings, Ltd.	3,232,000	88,227
#	Tianjin Capital Environmental Protection	196,000	35,856
	Tianjin Development Holdings, Ltd.	544,000	300,987
* #	Towngas China Co., Ltd.	847,000	328,919
	TPV Technology, Ltd.	1,848,000	895,127
	Travelsky Technology, Ltd.	740,000	449,469
#	Tsingtao Brewery Co., Ltd.	192,000	434,612
	Weichai Power Co., Ltd.	111,000	506,775
	Weiqiao Textile Co., Ltd.	573,000	454,205
	Xiamen International Port Co., Ltd.	484,000	84,951
	Xinao Gas Holdings, Ltd.	618,000	980,399
	Xiwang Sugar Holdings Co., Ltd.	488,000	146,704
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	2,863,150
	Zhejiang Expressway Co., Ltd.	1,276,000	851,477
*	Zhejiang Glass Co., Ltd.	192,000	94,960
	Zijin Mining Group Co., Ltd.	1,352,000	914,592
	ZTE Corp.	161,000	763,689
TOTAL COMMON STOCKS			210,949,339

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Rights 02/27/09	14,285	73
TOTAL — CHINA			210,949,412

CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
	CEZ A.S.	119,417	8,981,941
	Komercni Banka A.S.	21,075	4,640,106
	Phillip Morris CR A.S.	439	144,457
#	Telefonica 02 Czech Republic A.S.	147,938	4,568,666
	Unipetrol A.S.	101,779	1,236,483
	Zentiva NV	19,900	1,267,528
TOTAL — CZECH REPUBLIC			20,839,181

7

HUNGARY — (1.3%)
COMMON STOCKS — (1.3%)
*	Danubius Hotel & Spa NYRT	4,737	175,649
	Egis Gyogyszergyar NYRT	9,429	770,066
#	EMASZ RT	1,045	131,738
* #	Fotex NYRT	71,030	263,120
	Magyar Telekom Telecommunications P.L.C.	351,016	1,799,483
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	17,800	458,884
	MOL Hungarian Oil & Gas NYRT	67,986	7,303,382
* #	OTP Bank NYRT	256,527	11,504,799
*	Pannonplast NYRT	42,550	317,884
* #	RABA Automotive Holding NYRT	15,268	134,508
#	Richter Gedeon NYRT	20,522	4,066,892
*	Synergon Information Systems	14,016	70,972
	Zwack Unicum NYRT	611	54,981
TOTAL — HUNGARY			27,052,358

INDIA — (9.0%)
COMMON STOCKS — (9.0%)
*	3M India, Ltd.	2,635	96,464
*	Aban Offshore, Ltd.	9,095	426,732
*	Abhishek Industries, Ltd.	93,420	31,103
*	Adani Enterprises, Ltd.	86,478	1,145,264
	Aditya Birla Nuvo, Ltd.	50,423	1,488,668
	Adlabs Films, Ltd.	23,621	260,956
	Ador Welding, Ltd.	8,446	24,775
	Aftek, Ltd.	59,619	52,753
*	Agro Tech Foods, Ltd.	8,888	26,132
	Ajmera Realty & Infra India	31,482	67,551
	Alembic, Ltd.	89,566	85,204
	Alfa Laval (India), Ltd.	2,323	42,356
	Alok Industries, Ltd.	90,537	83,288
	Alstom Projects India, Ltd.	28,137	240,952
	Ambuja Cements, Ltd.	427,009	775,437
	Amtek Auto, Ltd.	67,650	271,246
*	Andhra Bank	187,473	236,250
	Ansal Properties & Infrastructure, Ltd.	64,986	146,854
	Apollo Hospitals Enterprise, Ltd.	32,368	356,366
	Apollo Tyres, Ltd.	253,901	225,080
*	Aptech, Ltd.	23,684	112,936
*	Arvind Mills, Ltd.	202,209	134,036
*	Asahi India Glass, Ltd.	65,517	88,668
	Asea Brown Boveri India, Ltd.	24,530	487,082
	Ashapura Minechem, Ltd.	37,068	97,739
	Ashok Leyland, Ltd.	734,828	555,598
	Asian Hotels, Ltd.	10,213	101,948
	Asian Paints (India), Ltd.	21,257	589,503

8

	Aurobindo Pharma, Ltd.	31,075	220,743
	Automotive Axles, Ltd.	5,791	38,158
	Avaya GlobalConnect, Ltd.	6,138	18,745
	Aventis Pharma, Ltd.	10,597	200,486
	Axis Bank, Ltd.	136,712	2,224,811
	Bajaj Auto Finance, Ltd.	18,427	55,783
	Bajaj Auto, Ltd. (6124142)	19,633	216,296
	Bajaj Auto, Ltd. (B2QKXW0)	19,633	262,578
	Bajaj Finserv, Ltd.	19,633	239,363
	Bajaj Hindusthan, Ltd.	66,763	256,606
	Balaji Telefilms, Ltd.	32,965	125,500
	Ballarpur Industries, Ltd.	331,872	248,802
	Balmer Lawrie & Co., Ltd.	8,790	77,844
*	Balrampur Chini Mills, Ltd.	162,214	338,328
	Bank of Maharashtra, Ltd.	245,477	192,619
	Bank of Rajasthan, Ltd.	77,853	140,348
	Bannari Amman Sugars, Ltd.	3,050	63,509
	Bata India, Ltd.	37,095	139,621
	BEML, Ltd.	17,714	292,686
	Berger Paints India, Ltd.	159,190	142,263
*	Bharat Electronics, Ltd.	4,600	95,922
	Bharat Forge, Ltd.	123,670	744,723
*	Bharat Heavy Electricals, Ltd.	32,510	1,251,143
*	Bharati Shipyard, Ltd.	14,379	96,623
*	Bharti Airtel, Ltd.	196,392	3,712,354
	Bhushan Steel & Strips, Ltd.	24,738	468,440
	Biocon, Ltd.	54,998	488,243
	Birla Corp., Ltd.	47,059	172,734
	Blue Dart Express, Ltd.	6,396	92,700
	Blue Star, Ltd.	30,792	296,803
	Bombay Dyeing & Manufacturing Co., Ltd.	16,656	202,970
	Bongaigaon Refinery & Petrochemicals, Ltd.	98,729	119,091
	Britannia Industries, Ltd.	10,778	352,805
	Cadila Healthcare, Ltd.	64,749	473,179
*	Cairn India, Ltd.	209,557	1,178,345
*	Cambridge Solutions, Ltd.	41,331	47,510
	Carborundum Universal, Ltd.	53,283	156,570
	CCL Products (India), Ltd.	4,124	14,297
	Century Enka, Ltd.	7,789	17,213
	Century Textiles & Industries, Ltd.	32,511	343,501
	CESC, Ltd.	39,202	294,837
	Chambal Fertilizers & Chemicals, Ltd.	230,458	378,020
*	Chemplast Sanmar, Ltd.	224,492	35,884
	Chennai Petroleum Corp., Ltd.	63,829	371,053
*	Chi Investments, Ltd.	7,323	5,267
	Cipla, Ltd.	304,054	1,656,174
	City Union Bank, Ltd.	224,740	136,872
	Clariant Chemicals (India), Ltd.	4,264	21,945
	CMC, Ltd.	6,389	84,558
	Colgate-Palmolive (India), Ltd.	38,162	355,968
	Coromandel Fertilisers, Ltd.	94,897	380,328
*	Corporation Bank	24,100	157,161

9

	Cranes Software International, Ltd.	61,637	173,320
	CRISIL, Ltd.	2,715	226,527
	Crompton Greaves, Ltd.	84,481	517,131
	Cummins India, Ltd.	61,033	439,238
	Dabur India, Ltd.	71,014	146,381
	Dalmia Cement (Bharat), Ltd.	22,766	112,034
	DCM Shriram Consolidated, Ltd.	101,063	134,337
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	115,622
*	Dish TV India, Ltd.	104,302	87,095
	Dishman Pharmaceuticals & Chemicals, Ltd.	35,149	253,450
	Divi’s Laboratories, Ltd.	27,075	931,072
*	DLF, Ltd.	32,629	362,364
	Dr. Reddy’s Laboratories, Ltd.	89,368	1,175,889
	Dr. Reddy’s Laboratories, Ltd. ADR	33,300	454,878
	E.I.D. - Parry (India), Ltd.	43,768	224,967
	Eicher Motors, Ltd.	15,615	100,283
	EIH, Ltd.	221,463	734,981
	Elder Pharmaceuticals, Ltd.	8,586	64,907
	Electrosteel Casings, Ltd.	124,739	90,019
	Elgi Equipments, Ltd.	23,578	26,502
	Esab India, Ltd.	9,613	94,764
*	Escorts, Ltd.	48,967	89,495
*	Essar Oil, Ltd.	193,917	915,142
	Essel Propack, Ltd.	64,950	36,583
*	Eveready Industries (India), Ltd.	30,440	27,497
	Exide Industries, Ltd.	338,304	535,613
	FAG Bearings (India), Ltd.	11,829	99,379
	FDC, Ltd.	127,472	96,474
	Federal Bank, Ltd.	98,700	478,111
	Financial Technologies (India), Ltd.	5,390	173,159
	Finolex Cables, Ltd.	94,015	107,589
	Finolex Industries, Ltd.	71,512	88,672
	Gail India, Ltd.	120,000	1,069,498
	Gammon India, Ltd.	53,301	264,000
	Geodesic Information Systems, Ltd.	47,471	187,994
	Geometric, Ltd.	29,740	39,299
*	GHCL, Ltd.	44,954	87,012
	Gillette India, Ltd.	8,542	175,211
*	Gitanjali Gems, Ltd.	22,200	120,249
	GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	311,262
	GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	497,760
	Glenmark Pharmaceuticals, Ltd.	53,290	759,919
*	GMR Infrastructure, Ltd.	143,877	333,752
	Godfrey Phillips India, Ltd.	3,952	132,172
	Godrej Consumer Products, Ltd.	67,888	202,954
	Godrej Industries, Ltd.	85,686	327,906
*	Goetze (India), Ltd.	8,529	11,302
	Graphite India, Ltd.	68,222	90,499
	Great Eastern Shipping Co., Ltd.	85,000	736,962
	Great Offshore, Ltd.	15,364	184,456
	Greaves Cotton, Ltd.	18,476	67,507
*	GTL Infrastructure, Ltd.	102,164	92,396

10

	GTL, Ltd.	91,093	411,586
	Gujarat Alkalies & Chemicals, Ltd.	38,986	143,471
	Gujarat Ambuja Exports, Ltd.	106,310	92,476
	Gujarat Fluorochemicals, Ltd.	52,434	242,233
	Gujarat Gas Co., Ltd.	28,690	188,351
*	Gujarat Industries Power Co., Ltd.	43,436	77,940
	Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	229,139
	Gujarat State Fertilizers & Chemicals, Ltd.	44,440	167,603
	H.E.G., Ltd.	23,274	125,698
	HCL Infosystems, Ltd.	98,929	266,105
	HCL Technologies, Ltd.	197,001	1,037,094
	HDFC Bank, Ltd.	137,419	3,971,028
	HDFC Bank, Ltd. ADR	5,300	479,597
*	Helios & Matheson Information Technology, Ltd.	13,964	17,021
*	Hero Honda Motors, Ltd. Series B	96,363	1,799,221
	Hexaware Technologies, Ltd.	73,660	78,174
	Hikal, Ltd.	4,307	47,339
*	Himachal Futuristic Communications, Ltd.	432,213	149,972
*	Himatsingka Seide, Ltd.	41,049	47,048
	Hinduja Ventures, Ltd.	10,967	50,200
	Hindustan Construction Co., Ltd.	135,525	290,482
*	Hindustan Motors, Ltd.	84,867	46,760
	Hindustan Oil Exploration Co., Ltd.	49,978	136,717
	Hindustan Sanitaryware & Industries, Ltd.	12,171	10,058
	Hindustan Unilever, Ltd.	297,109	1,651,843
	Honeywell Automation India, Ltd.	3,195	92,288
	Hotel Leelaventure, Ltd.	217,449	157,262
	HTMT Global Solutions, Ltd.	10,967	62,255
	ICI India, Ltd.	22,181	250,458
#	ICICI Bank, Ltd. Sponsored ADR	252,853	7,843,500
	IDBI Bank, Ltd.	329,846	621,756
*	Idea Cellular, Ltd.	396,017	738,662
	India Cements, Ltd.	144,820	452,494
	India Glycols, Ltd.	13,721	63,680
	Indiabulls Financial Services, Ltd.	105,042	591,156
	Indiabulls Real Estate, Ltd.	87,037	565,888
	Indiabulls Securities, Ltd.	105,042	152,149
	Indian Hotels Co., Ltd.	472,732	820,068
	Indo Rama Synthetics (India), Ltd.	52,177	28,107
	Indoco Remedies, Ltd.	5,448	32,027
*	IndusInd Bank, Ltd.	150,435	203,564
	INEIS ABS India, Ltd.	17,327	57,011
*	Infomedia India, Ltd.	10,900	33,793
	Infosys Technologies, Ltd.	216,263	8,553,992
	Infotech Enterprises, Ltd.	17,652	87,158
	Infrastructure Development Finance Co., Ltd.	408,528	844,469
	Ipca Laboratories, Ltd.	15,138	199,388
*	Ispat Industries, Ltd.	145,697	82,093
	ITC, Ltd.	793,630	3,380,294
*	IVRCL Infrastructures & Projects, Ltd.	75,732	522,469
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	48,721
	Jain Irrigation Systems, Ltd.	26,013	247,191

11

	Jaiprakash Associates, Ltd. (B01GVY7)	144,740	536,195
	Jaiprakash Associates, Ltd. (CH3489560)	170,285	636,219
	Jammu & Kashmir Bank, Ltd.	28,063	319,690
*	JBF Industries, Ltd.	35,709	69,753
	Jet Airways (India), Ltd.	38,723	412,547
	Jindal Poly Films, Ltd.	15,442	91,258
	Jindal Saw, Ltd.	27,561	361,704
	Jindal Stainless, Ltd.	85,928	238,517
	Jindal Steel & Power, Ltd.	70,610	3,036,620
	JK Tyre and Industries, Ltd.	17,588	34,960
	JSW Steel, Ltd.	103,389	1,788,675
	Jubilant Organosys, Ltd.	65,603	535,207
	Jyoti Structures, Ltd.	32,390	94,208
	K.S.B. Pumps, Ltd.	6,634	46,169
	Kajaria Ceram	53,853	41,654
	Karnataka Bank, Ltd.	70,184	222,046
	Karur Vysya Bank, Ltd.	30,439	234,771
	KEC International, Ltd.	12,355	108,835
	Kesoram Industries, Ltd.	25,880	156,076
	Kirloskar Oil Engines, Ltd.	111,764	228,001
	KPIT Cummins Infosystems, Ltd.	39,860	51,678
	Lakshmi Machine Works, Ltd.	4,604	111,886
*	Landmark Property Development Co., Ltd.	70,554	29,227
	Larsen & Toubro, Ltd.	45,846	2,682,876
	LIC Housing Finance, Ltd.	49,892	368,680
	Lupin, Ltd.	32,010	531,507
	Madras Cements, Ltd.	3,597	204,744
*	Mahanagar Telephone Nigam, Ltd. ADR	28,700	133,742
	Maharashtra Scooters, Ltd.	2,000	9,250
	Maharashtra Seamless, Ltd.	28,209	183,664
	Mahindra & Mahindra, Ltd.	171,536	2,240,009
	Mahindra Lifespace Developers, Ltd.	19,591	205,624
	Mahindra Ugine Steel Co., Ltd.	12,400	14,272
	Mangalam Cement, Ltd.	13,880	28,227
	Mangalore Refinery & Petrochemicals, Ltd.	364,184	509,925
	Marico, Ltd.	173,680	236,021
	Maruti Suzuki India, Ltd.	84,742	1,239,908
	Mastek, Ltd.	20,667	167,254
*	Matrix Laboratories, Ltd.	84,937	298,721
*	MAX India, Ltd.	105,173	479,357
*	McDowell Holdings, Ltd.	2,935	8,035
	Megasoft, Ltd.	4,829	7,880
	Mercator Lines, Ltd.	117,729	211,970
	Merck, Ltd.	6,714	52,918
	Micro Inks, Ltd.	1,512	6,571
	MIRC Electronics, Ltd.	60,413	22,129
	Mirza International, Ltd.	39,745	12,507
	Monnet Ispat, Ltd.	27,313	312,794
	Monsanto India, Ltd.	4,435	165,833
	Moser Baer (India), Ltd.	123,267	282,662
	Motherson Sumi Systems, Ltd.	99,562	184,467
	Motor Industries Co., Ltd.	5,376	470,309

12

	Mphasis, Ltd.	55,499	303,249
	MRF, Ltd.	2,157	172,708
	Mukand, Ltd.	49,759	89,808
	Mukta Arts, Ltd.	2,950	5,709
*	Mysore Cements, Ltd.	87,234	57,974
	Nagarjuna Construction Co., Ltd.	118,123	333,277
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	191,935
*	Nahar Capital & Financial Services, Ltd.	9,759	8,903
*	Nahar Poly Films, Ltd.	15,371	6,268
	Nahar Spinning Mills, Ltd.	21,836	20,682
	Navneet Publications (India), Ltd.	50,750	76,640
*	NELCO, Ltd.	8,380	12,869
*	Netflier Finco, Ltd.	4,397	2,510
	NIIT Technologies, Ltd.	35,350	91,556
	NIIT, Ltd.	131,535	266,288
*	Nirma, Ltd.	70,348	211,960
	NOCIL, Ltd.	79,587	44,039
	Nucleus Software Exports, Ltd.	12,516	46,691
*	OCL India, Ltd.	23,518	52,355
*	OCL Iron & Steel, Ltd.	70,554	23,125
*	Octav Investments, Ltd.	988	1,309
*	Omax Autos, Ltd.	24,208	21,819
	Opto Circuits India, Ltd.	33,865	243,222
*	Orchid Chemicals & Pharmaceuticals, Ltd.	40,327	224,635
	Orient Paper and Industries, Ltd.	70,870	55,721
	Panacea Biotec, Ltd.	31,106	205,988
	Pantaloon Retail India, Ltd.	8,100	62,032
	Patel Engineering, Ltd.	18,207	169,059
	Patni Computer Systems, Ltd.	79,244	412,820
	Petronet LNG, Ltd.	383,159	514,500
	Pfizer, Ltd.	15,293	202,945
	Pidilite Industries, Ltd.	95,780	300,876
	Piramal Healthcare, Ltd.	86,314	659,566
*	Piramal Life Sciences, Ltd.	8,631	32,789
	Polaris Software Lab, Ltd.	59,814	136,629
	Praj Industries, Ltd.	47,766	185,038
	Pricol, Ltd.	37,006	13,787
	Prism Cements, Ltd.	160,404	126,645
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	63,133
	PSL, Ltd.	23,485	167,363
	PTC India, Ltd.	110,103	194,159
	Punjab Tractors, Ltd.	11,028	45,405
*	PVP Ventures, Ltd.	8,856	21,320
	Radico Khaitan, Ltd.	41,971	67,017
	Rain Commodities, Ltd.	25,235	123,283
	Rallis India, Ltd.	8,513	105,038
*	Rama Newsprint & Papers, Ltd.	31,486	20,300
	Ranbaxy Laboratories, Ltd.	135,039	1,582,641
	Raymond, Ltd.	35,742	156,382
*	REI Agro, Ltd.	24,462	777,334
	Reliance Capital, Ltd.	77,603	2,403,917
*	Reliance Communications, Ltd.	858,243	7,665,399

13

	Reliance Energy, Ltd.	69,057	1,539,222
	Reliance Industrial Infrastructure, Ltd.	5,844	120,558
	Reliance Industries, Ltd.	492,942	23,841,895
*	Reliance Natural Resources, Ltd.	164,752	351,057
*	Reliance Petroleum, Ltd.	393,672	1,394,343
*	Rico Auto Industries, Ltd.	48,462	19,849
	Rolta India, Ltd.	91,662	676,242
	Ruchi Soya Industries, Ltd.	91,395	161,207
	Sakthi Sugars, Ltd.	22,108	53,779
	Satyam Computer Services, Ltd.	212,500	2,010,588
	Satyam Computer Services, Ltd. ADR	72,700	1,618,302
*	SEAMEC, Ltd.	15,622	40,648
	Sesa GOA, Ltd.	135,860	486,075
*	Sesa GOA, Ltd. Bonus Shares	135,860	491,984
	Shanthi Gears, Ltd.	58,867	98,018
	Shree Cement, Ltd.	8,847	118,105
	Shriram Transport Finance Co., Ltd.	96,187	740,642
*	Shyam Telekink, Ltd.	102,354	23,297
*	Sicagen India, Ltd.	24,134	7,114
*	Sical Logistics, Ltd.	24,134	47,667
	Siemens India, Ltd.	23,318	289,196
	SKF India, Ltd.	26,925	142,981
*	Solectron Centum Electronics, Ltd.	5,559	9,378
*	Solectron EMS India, Ltd.	2,779	5,856
	Sona Koyo Steering Systems, Ltd.	35,758	22,871
	Sonata Software, Ltd.	72,784	46,563
	South India Bank, Ltd.	36,148	91,720
*	SREI Infrastructure Finance, Ltd.	74,280	185,264
	SRF, Ltd.	33,988	101,791
	Sterling Biotech, Ltd.	106,102	418,864
	Sterlite Industries (India), Ltd. ADR	23,100	328,482
	Sterlite Industries (India), Ltd. Series A	133,272	1,884,458
	Sterlite Technologies, Ltd.	30,427	125,356
*	Strides Arcolab, Ltd.	16,893	74,409
	Subros, Ltd.	30,695	21,456
*	Sun Pharma Advanced Research Co., Ltd.	19,040	40,708
	Sun Pharmaceuticals Industries, Ltd.	29,350	979,936
	Sundaram-Clayton, Ltd.	6,924	29,838
	Sundram Fastners, Ltd.	105,224	63,345
	Supreme Industries, Ltd.	6,900	33,571
	Supreme Petrochem, Ltd.	73,968	32,708
	Suzlon Energy, Ltd.	122,251	601,719
	Swaraj Engines, Ltd.	10,500	44,372
	Syndicate Bank	274,612	366,243
	Taj GVK Hotels and Resorts, Ltd.	27,604	55,427
	Tata Chemicals, Ltd.	113,705	846,279
	Tata Consultancy Services, Ltd.	59,538	1,093,434
	Tata Elxsi, Ltd.	12,000	44,410
	Tata Investment Corp., Ltd.	12,815	138,776
	Tata Metaliks, Ltd.	23,524	74,619

14

	Tata Motors, Ltd.	193,099	1,923,886
#	Tata Motors, Ltd. Sponsored ADR	33,100	326,366
	Tata Power Co., Ltd.	46,439	1,097,365
	Tata Steel, Ltd.	141,667	1,916,268
	Tata Tea, Ltd.	50,534	808,680
*	Tata Teleservices Maharashtra, Ltd.	570,372	339,546
*	Teledata Marine Solutions, Ltd.	39,608	30,877
*	Teledata Technology Solution	39,608	30,877
	Texmaco, Ltd.	7,927	225,579
	The Zandu Pharmaceutical Works, Ltd.	325	127,219
	Thermax, Ltd.	35,934	397,110
	Thomas Cook (India), Ltd.	75,993	162,996
*	Tinplate Company of India, Ltd.	35,844	32,840
	Titan Industries, Ltd.	13,360	382,772
	Torrent Pharmaceuticals, Ltd.	42,919	189,734
	Torrent Power, Ltd.	87,043	216,782
	Trent, Ltd.	9,713	112,563
	Tube Investments of India, Ltd.	98,973	107,021
	TVS Motor Co., Ltd.	101,084	74,067
*	UCO Bank	299,000	257,510
	Unichem Laboratories, Ltd.	18,017	81,526
	Unitech, Ltd.	256,490	919,559
*	United Phosphorus, Ltd.	104,488	792,374
	United Spirits, Ltd.	19,192	585,893
	Usha Martin, Ltd.	125,845	219,899
*	Uttam Galva Steels, Ltd.	53,907	48,557
	Vardhman Textiles, Ltd.	26,377	50,948
	Varun Shipping Co.	91,874	139,697
	Vesuvius India, Ltd.	5,903	24,024
	Videocon Industries, Ltd.	4,542	27,881
	Videsh Sanchar Nigam, Ltd.	46,062	430,611
#	Videsh Sanchar Nigam, Ltd. ADR	10,400	193,544
	Voltas, Ltd.	86,300	240,859
*	Wabco-TVs	6,924	60,864
*	Welspun India, Ltd.	36,850	31,826
	Welspun-Gujarat Stahl Rohren, Ltd.	61,300	441,473
	Wipro, Ltd.	91,814	893,697
	Wipro, Ltd. ADR	46,940	543,565
*	Wire & Wireless India, Ltd.	90,698	46,327
	Wockhardt, Ltd.	47,988	215,897
	Wyeth, Ltd.	13,354	133,197
	Zee Entertainment Enterprises, Ltd.	317,817	1,560,212
	Zee News, Ltd.	82,009	78,537
	Zensar Technologies, Ltd.	11,384	35,450
	Zuari Industries, Ltd.	19,017	138,010
TOTAL COMMON STOCKS			179,611,373

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	97,131	9,993
	Tata Steel, Ltd.	106,250	222,060
TOTAL PREFERRED STOCKS			232,053
TOTAL — INDIA			179,843,426

15

INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
	PT Aneka Tambang Tbk	2,782,000	568,718
	PT Apexindo Pratama Tbk	1,663,500	393,924
	PT Asahimas Flat Glass Tbk	126,500	34,844
	PT Astra Agro Lestari Tbk	313,000	609,248
	PT Astra Graphia Tbk	879,000	39,578
	PT Astra International Tbk	2,195,000	4,943,091
*	PT Bakrie & Brothers Tbk	24,466,250	917,667
*	PT Bakrieland Development Tbk	15,358,500	580,537
	PT Bank Central Asia Tbk	12,939,000	4,448,441
	PT Bank CIMB Niaga Tbk	9,442,500	909,691
	PT Bank Danamon Indonesia Tbk	2,570,500	1,503,292
	PT Bank Mandiri Persero Tbk	6,403,500	1,957,752
*	PT Bank Pan Indonesia Tbk	12,131,500	1,221,685
	PT Bank Rakyat Indonesia Tbk	4,395,000	2,780,885
	PT Berlian Laju Tanker Tbk	4,177,000	798,707
	PT Bhakti Investama Tbk	8,600,850	372,890
	PT Budi Acid Jaya Tbk	2,800,500	88,172
	PT Bumi Resources Tbk	11,199,500	6,657,788
*	PT Charoen Pokphand Indonesia Tbk	1,972,832	192,602
*	PT Ciputra Surya Tbk	2,291,000	116,508
	PT Citra Marga Nusaphala Persada Tbk	2,369,000	332,924
*	PT Clipan Finance Indonesia Tbk	490,000	16,749
*	PT Davomas Adabi Tbk	4,583,000	87,373
*	PT Delta Dunia Petronda Tbk	4,235,000	350,469
*	PT Energi Mega Persada Tbk	8,558,500	658,732
	PT Enseval Putera Megatrading Tbk	1,940,500	104,507
	PT Global Mediacom Tbk	6,630,000	276,896
	PT Gudang Garam Tbk	895,000	628,248
*	PT Hanson International Tbk	13,121,500	101,163
*	PT Holcim Indonesia Tbk	6,524,000	814,297
	PT Indocement Tunggal Prakarsa Tbk	1,498,500	1,041,438
	PT Indofood Sukses Makmur Tbk	6,509,000	1,585,162
	PT Indosat Tbk	433,500	286,135
#	PT Indosat Tbk ADR	38,370	1,271,198
	PT International Nickel Indonesia Tbk	2,349,000	949,002
*	PT Intiland Development Tbk	1,077,000	50,613
	PT Jaya Real Property Tbk	352,500	36,085
	PT Kalbe Farma Tbk	7,288,500	593,435
*	PT Kawasan Industry Jababeka Tbk	10,229,000	131,652
	PT Lippo Karawaci Tbk	10,778,750	904,896
	PT Matahari Putra Prima Tbk	3,583,400	217,908
	PT Mayorah Indah Tbk	680,500	107,012
*	PT Medco Energi International Tbk	2,543,500	1,350,321
	PT Mitra Adiperkasa Tbk	1,232,500	70,994
*	PT Panin Insurance Tbk	3,559,000	127,642
*	PT Panin Life Tbk	18,335,500	477,551
	PT Petrosea Tbk	93,500	59,779

16

*	PT Polychem Indonesia Tbk	2,509,000	61,383
	PT Ramayana Lestari Sentosa Tbk	4,088,500	346,553
	PT Samudera Indonesia Tbk	117,000	69,751
	PT Semen Gresik Tbk	1,526,500	670,268
	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	451,060
*	PT Sumalindo Lestari Jaya Tbk	857,000	76,162
	PT Summarecon Agung Tbk	4,136,532	147,948
*	PT Suryainti Permata Tbk	3,998,000	126,713
	PT Telekomunikasi Indonesia Tbk	1,289,000	1,129,562
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	106,812	3,719,194
	PT Tempo Scan Pacific Tbk	177,000	10,344
	PT Timah Tbk	4,810,000	1,343,636
	PT Trias Sentosa Tbk	2,750,000	64,377
	PT Trimegah Sec Tbk	5,343,500	133,398
	PT Tunas Ridean Tbk	620,000	67,508
	PT Unilever Indonesia Tbk	1,041,500	820,547
	PT United Tractors Tbk	1,657,000	1,858,135
TOTAL COMMON STOCKS			52,864,740

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrie & Brothers Tbk Rights 04/01/11	58,626,837	—
*	PT United Tractors Tbk Rights 09/08/08	276,166	86,019
TOTAL RIGHTS/WARRANTS			86,019
TOTAL — INDONESIA			52,950,759

ISRAEL — (2.7%)
COMMON STOCKS — (2.7%)
	Africa Israel Industries, Ltd.	5,070	270,534
	Africa-Israel Investments, Ltd.	9,815	370,472
*	Alvarion, Ltd.	51,152	326,628
*	Alvarion, Ltd. ADR	2,700	17,496
	Analyst IMS Investment Management Services, Ltd.	6,498	61,772
*	AudioCodes, Ltd.	21,307	84,396
*	AudioCodes, Ltd. ADR	8,275	34,341
	Azorim Investment Development & Construction Co., Ltd.	16,855	125,220
	Bank Hapoalim B.M.	767,128	2,983,955
	Bank Leumi Le-Israel	803,856	3,315,419
	Baran Group, Ltd.	10,025	125,369
	Bezeq Israeli Telecommunication Corp., Ltd.	1,175,502	2,094,685
	Blue Square Chain Investments and Properties, Ltd.	7,827	38,720
	Blue Square-Israel, Ltd.	32,009	309,419
	Clal Industries, Ltd.	81,002	314,827
	Clal Insurance Enterprise Holdings, Ltd.	37,944	655,153
	Dan Vehicle & Transportation	15,780	101,501
*	Danya Cebus, Ltd.	14,928	65,897
	Delek Automotive Systems, Ltd.	36,547	470,173
	Delek Drilling LP, Ltd.	454,022	253,865
*	Delta-Galil Industries, Ltd.	15,459	70,275
	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	81,219
	Discount Investment Corp.	40,468	905,110

17

	Elbit Medical Imaging, Ltd.	8,168	232,232
	Elbit Systems, Ltd.	17,993	988,119
*	Electra (Israel), Ltd.	2,814	317,913
*	Elron Electronic Industries, Ltd.	31,503	205,403
*	First International Bank of Israel, Ltd.	70,278	143,016
*	FMS Enterprises Migun, Ltd.	5,052	140,760
	Formula Systems, Ltd.	8,685	92,749
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	50,100	487,359
*	Hadera Paper, Ltd.	3,330	220,914
*	Hamlet (Israel-Canada), Ltd.	11,772	98,775
*	Harel Insurance Investments & Finances, Ltd.	4,655	202,650
*	Hot-Cable Systems Media, Ltd.	43,520	463,954
*	Housing & Construction Holding Co., Ltd.	172,519	200,357
	IBI Investment House, Ltd.	5,207	43,271
	IDB Development Corp., Ltd. Series A	10,584	230,968
	Israel Chemicals, Ltd.	235,072	3,902,102
*	Israel Discount Bank Series A	506,051	831,630
*	Israel Petrochemical Enterprises, Ltd.	11,901	61,553
	Ituran Location & Control, Ltd.	17,316	207,743
*	Jerusalem Oil Exploration, Ltd.	12,019	117,262
*	Knafaim Arkia Holdings, Ltd.	5,307	33,168
	Koor Industries, Ltd.	10,785	474,201
	Leader Holding & Investments, Ltd.	70,156	82,753
*	Magal Security Systems, Ltd.	9,733	79,769
*	Magic Software Enterprises, Ltd.	15,706	35,290
	Makhteshim-Agan Industries, Ltd.	367,301	2,479,954
*	Menorah Mivtachim Holdings, Ltd.	31,959	231,351
*	Metalink, Ltd.	4,078	4,108
	Migdal Insurance Holdings, Ltd.	361,233	444,465
	Mivtach Shamir Holdings, Ltd.	13,239	403,112
*	Naphtha Israel Petroleum Corp.	193,874	69,558
*	Neto M.E. Holdings, Ltd.	2,992	75,680
*	NICE Systems, Ltd.	8,520	259,993
*	NICE Systems, Ltd. Sponsored ADR	65,625	2,010,094
*	OCIF Investments and Development, Ltd.	1,386	19,954
*	Oil Refineries, Ltd.	1,034,602	650,980
*	Orckit Communications, Ltd.	12,357	79,726
	Ormat Industries, Ltd.	90,013	1,002,635
	Osem Investment, Ltd.	26,471	335,025
	Partner Communications Co., Ltd.	24,379	527,279
#	Partner Communications Co., Ltd. ADR	12,713	270,914
*	Paz Oil Co., Ltd.	2,698	398,091
	Property and Building Corp., Ltd.	1,919	133,626
*	RADVision, Ltd.	11,172	73,850
*	Retalix, Ltd.	24,735	294,744
	Scailex Corp., Ltd.	41,807	302,814
*	Strauss Group, Ltd.	19,577	241,070
	Super-Sol, Ltd. Series B	144,304	665,831
	Teva Pharmaceutical Industries, Ltd.	11,056	523,665
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	365,580	17,306,557
*	The Israel Land Development Co., Ltd.	13,079	61,990

18

*	Tower Semiconductor, Ltd.	99,533	70,548
*	Union Bank of Israel, Ltd.	62,696	268,466
	United Mizrahi Bank, Ltd.	194,202	1,234,813
	Urdan Industries, Ltd.	105,816	137,252
*	VeriFone Holdings, Inc.	1	2
TOTAL — ISRAEL			53,548,504

MALAYSIA — (3.4%)
COMMON STOCKS — (3.4%)
	Aeon Co. Berhad	146,400	164,676
	Affin Holdings Berhad	837,600	454,825
*	Airasia Berhad	1,215,400	384,997
	Alliance Financial Group Berhad	723,300	575,811
*	AMBD Berhad	700,900	32,888
	AMMB Holdings Berhad	1,808,550	1,622,283
	Amway (Malaysia) Holdings Berhad	63,300	127,560
	Ancom Berhad	194,800	48,386
	Ann Joo Resources Berhad	364,650	349,078
	APM Automotive Holdings Berhad	79,800	46,995
*	Asas Dunia Berhad	135,000	28,981
*	Asia Pacific Land Berhad	531,500	46,724
	Asiatic Development Berhad	285,300	468,858
	Bandar Raya Developments Berhad	524,900	235,201
	Batu Kawan Berhad	281,750	686,758
	Berjaya Corp. Berhad	1,537,900	344,779
	Berjaya Land Berhad	692,300	893,863
	Berjaya Sports Toto Berhad	458,000	613,906
	Bernas Padiberas Nasional Berhad	496,800	204,155
	Bimb Holdings Berhad	470,000	147,732
	Bolton Properties Berhad	252,900	60,980
	Boustead Holdings Berhad	566,300	830,103
	British American Tobacco Berhad	57,600	668,831
	Bumiputra-Commerce Asset Holdings Berhad	1,095,307	2,680,331
	Cahya Mata Sarawak Berhad	181,500	93,215
	Carlsberg Brewery Malaysia Berhad	165,000	188,167
	Cement Industries of Malaysia Berhad	137,000	231,444
	Chemical Co. of Malaysia Berhad	111,000	94,746
	Choo Bee Metal Industries Berhad	61,200	37,341
	Digi.Com Berhad	137,600	931,258
	Dijaya Corp. Berhad	54,000	17,462
	DNP Holdings Berhad	286,900	79,335
	DRB-Hicom Berhad	1,037,400	300,878
	Dreamgate Corp. Berhad	402,000	34,226
	Dutch Lady Milk Industries Berhad	24,800	86,807
	Eastern & Oriental Berhad (6468754)	333,733	100,039
	Eastern & Oriental Berhad (B19ZLW1)	72,949	23,646
	Eastern Pacific Industrial Corp. Berhad	116,400	47,231
	ECM Libra Avenue Berhad	568,052	89,781
	Encorp BHD	62,000	12,039
	EON Capital Berhad	413,100	536,250
	Esso Malaysia Berhad	152,600	116,689

19

	Faber Group Berhad	176,500	45,712
*	Fountain View Development Berhad	31,500	2,042
	Fraser & Neave Holdings Berhad	151,400	403,409
	Gamuda Berhad	1,377,600	1,042,876
	General Corp. Berhad	244,600	65,188
	Genting Berhad	1,654,400	2,836,387
	Globetronics Technology Berhad	778,100	50,269
	Glomac Berhad	160,000	34,752
	Gold IS Berhad	215,900	91,297
	Grand United Holdings Berhad	274,800	48,395
	Guiness Anchor Berhad	116,600	183,616
	GuocoLand (Malaysia) Berhad	486,500	200,824
	Hap Seng Consolidated Berhad	463,500	344,166
	Hock Seng Lee Berhad	240,000	44,929
	Hong Leong Bank Berhad	468,600	791,631
	Hong Leong Financial Group Berhad	309,500	441,931
	Hong Leong Industries Berhad	147,800	170,732
	Hovid Berhad	395,000	29,537
	Hume Industries (Malaysia) Berhad	99,900	109,301
	Hunza Properties Berhad	97,600	40,123
	Hwang-DBS (Malaysia) Berhad	123,200	58,533
	IGB Corp. Berhad	1,031,500	407,992
*	IJM Corp. Berhad	818,750	1,211,975
*	IJM Land Berhad	371,300	119,948
	IJM Plantations Berhad	517,900	379,908
*	Insas Berhad	358,500	36,733
	Integrated Logistics Berhad	176,700	41,493
	IOI Corp. Berhad	1,144,750	1,713,554
	IOI Properties Berhad	257,600	354,403
*	Jaks Resources Berhad	327,000	55,819
	Jaya Tiasa Holdings Berhad	149,625	139,903
	JT International Berhad	10,000	12,688
	K & N Kenanga Holdings Berhad	343,400	66,617
*	Karambunai Corp. Berhad	2,658,900	54,600
	Keck Seng (Malaysia) Berhad	205,400	244,985
	KFC Holdings (Malaysia) Berhad	120,300	240,393
	Kian Joo Can Factory Berhad	370,080	136,882
	Kim Hin Industry Berhad	71,300	25,201
	Kim Loong Resources Berhad	152,320	89,191
	KLCC Property Holdings Berhad	640,000	509,521
	KNM Group Berhad	1,672,875	731,145
	Knusford Berhad	37,000	11,122
	KPJ Healthcare Berhad	148,500	143,209
	KSL Holdings Berhad	226,266	61,458
	Kuala Lumpur Kepong Berhad	275,850	964,042
*	Kub Malaysia Berhad	790,900	71,690
	Kuchai Development Berhad	140,800	33,454
	Kulim Malaysia Berhad	197,000	439,128
*	Kumpulan Europlus Berhad	295,800	21,322
*	Kumpulan Hartanah Selangor Berhad	460,700	64,601
*	Kurnia Asia Berhad	571,000	100,135
	Kurnia Setia Berhad	15,000	9,682

20

	Lafarge Malayan Cement Berhad	476,700	643,887
	Landmarks Berhad	530,200	211,269
*	LBS Bina Group Berhad	400,000	39,308
	Leader Universal Holdings Berhad	482,800	87,539
	Leong Hup Holdings Berhad	306,100	91,157
	Lingkaran Trans Kota Holdings Berhad	312,600	159,697
*	Lion Corp Berhad	574,900	83,161
	Lion Diversified Holdings Berhad	338,000	81,141
	Lion Industries Corp. Berhad	554,400	333,991
	Loh and Loh Corp Berhad	10,000	13,166
*	MAA Holdings Berhad	269,800	51,853
	Malayan Banking Berhad	1,984,125	4,572,021
	Malaysia Building Society Berhad	303,800	129,244
	Malaysian Airlines System Berhad	320,133	317,416
	Malaysian Bulk Carriers Berhad	486,625	497,662
	Malaysian Pacific Industries Berhad	95,900	199,000
	Malaysian Resources Corp. Berhad	1,208,800	271,644
	Manulife Insurance (M) Berhad	80,100	72,938
*	Matrix International Berhad	79,900	8,912
	MBM Resources Berhad	188,100	132,725
*	Measat Global Berhad	266,000	111,836
	Media Prima Berhad	628,200	278,929
	Mega First Corp. Berhad	145,000	45,791
*	MEMS Technology Berhad	397,000	12,756
	Metro Kajang Holdings Berhad	31,300	9,733
	MISC Berhad	826,100	2,089,783
	MK Land Holdings Berhad	883,100	46,509
	MMC Corp. Berhad	792,800	488,142
	MNRB Holdings Berhad	146,300	183,655
	MTD ACPI Engineering Berhad	166,600	24,259
*	Muhibbah Engineering Berhad	225,000	130,264
*	Mulpha International Berhad	1,197,800	411,623
	Naim Cendera Berhad	105,600	86,298
	NCB Holdings Berhad	89,000	78,533
	Nestle (Malaysia) Berhad	42,900	341,386
	New Straits Times Press (Malaysia) Berhad	139,200	61,301
	Notion VTEC Berhad	556,800	50,666
	NTPM Holdings Berhad	238,500	35,192
*	Nylex (Malaysia) Berhad	108,400	35,588
	Oriental Holdings Berhad	346,400	572,351
	OSK Holdings Berhad	480,866	204,494
	OSK Ventures Interantional Berhad	11,000	4,144
	P.I.E. Industrial Berhad	54,600	74,861
*	Pan Malaysia Cement Works Berhad	639,000	36,423
	Panasonic Manufacturing Malaysia Berhad	42,000	144,649
	Paramount Corp. Berhad	51,000	34,481
	Parkson Holdings Berhad	461,150	631,534
	PBA Holdings Berhad	172,500	47,744
	Pelikan International Corp. Berhad	167,440	123,347
	Petronas Dagangan Berhad	384,400	757,097
	Petronas Gas Berhad	289,300	850,147
	PJ Development Holdings Berhad	440,000	72,430

21

	Plus Expressways Berhad	673,200	564,645
	Pos Malaysia & Services Holdings Berhad	567,400	308,531
	PPB Group Berhad	600,500	1,657,550
	Protasco Berhad	260,000	54,293
*	Proton Holdings Berhad	412,200	363,049
	Puncak Niaga Holdings Berhad	224,960	203,474
*	QL Resources Berhad	291,600	235,630
*	Ramunia Holdings Berhad	312,996	155,599
	Ranhill Berhad	380,700	114,770
	Resorts World Berhad	1,246,000	989,750
	RHB Capital Berhad	346,900	425,356
*	Salcon Berhad	220,600	30,678
	Sarawak Energy Berhad	835,400	560,194
	Sarawak Oil Palms Berhad	125,060	105,170
	Scientex Inc. Berhad	120,564	41,501
	Scomi Group Berhad	939,400	182,851
	Selangor Dredging Berhad	366,400	65,674
	Shangri-La Hotels (Malaysia) Berhad	297,200	152,211
	Shell Refining Co. Federation of Malaysia Berhad	219,700	711,397
	SHL Consolidated Berhad	202,800	80,678
	Sime Darby Berhad	1,451,840	2,897,634
	SP Setia Berhad	712,500	706,934
	Star Publications (Malaysia) Berhad	645,200	626,461
	Subur Tiasa Holdings Berhad	118,860	98,091
	Sunrise Berhad	260,728	117,199
	Sunway City Berhad	309,500	222,578
*	Sunway Holdings Berhad	669,400	175,452
	Supermax Corp. Berhad	307,500	97,702
	Suria Capital Holdings Berhad	198,450	107,774
	Ta Ann Holdings Berhad	90,320	160,527
	TA Enterprise Berhad	1,279,400	311,264
*	Talam Corp. Berhad	700,900	36,815
	Tan Chong Motor Holdings Berhad	576,900	278,665
	TDM Berhad	188,700	95,349
*	Tebrau Teguh Berhad	526,100	75,296
	Telekom Malaysia Berhad	528,900	555,672
	Tenaga Nasional Berhad	631,025	1,462,285
	TH Group Berhad	450,400	66,549
	Thong Guan Industries Berhad	61,800	18,220
*	Time Dotcom Berhad	1,887,800	190,414
*	TM International Berhad	497,900	917,010
	Top Glove Corp. Berhad	117,440	140,222
	Tradewinds (Malaysia) Berhad	175,700	185,286
*	Transmile Group Berhad	76,800	25,648
	TRC Synergy Berhad	160,080	59,217
	UAC Berhad	22,764	23,602
	Uchi Technologies Berhad	171,300	74,605
	UEM Builders Berhad	559,500	216,590
*	UEM World Berhad	493,800	361,710
	UMW Holdings Berhad	506,800	915,693
	Unico-Desa Plantations Berhad	924,193	252,267
	Unisem (M) Berhad	464,600	198,525

22

	United Malacca Rubber Estates Berhad	103,100	215,346
	United Plantations Berhad	97,400	341,250
	United U-Li Corp. Berhad	155,100	17,801
*	Utama Banking Group Berhad	178,160	132,034
	Utusan Melayu (Malaysia) Berhad	50,400	11,598
	VADS Berhad	35,200	61,016
	VS Industry Berhad	167,209	87,215
	Wah Seong Corp. Berhad	230,625	115,210
	WTK Holdings Berhad	397,750	200,009
	YTL Corp. Berhad	891,200	1,674,360
	YTL e-Solutions Berhad	713,500	84,611
	YTL Power International Berhad	1,321,126	731,051
	Yu Neh Huat Berhad	365,300	167,466
	Zelan Berhad	351,600	179,121
TOTAL COMMON STOCKS			69,033,721

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	196,605	33,023
*	IJM Land Berhad Warrants 09/05/08	81,875	89,270
	Symphony House Berhad Warrants 2009	101,160	8,013
TOTAL RIGHTS/WARRANTS			130,306
TOTAL — MALAYSIA			69,164,027

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
#	Alfa S.A.B. de C.V. Series A	545,100	2,841,395
	America Movil S.A.B. de C.V. Series L	1,252,512	3,221,798
	America Movil S.A.B. de C.V. Series L ADR	345,275	17,740,229
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	470,800	2,399,156
	Cementos de Mexico S.A.B de C.V. Series B	164,638	329,988
#	Cemex S.A.B. de C.V. Sponsored ADR	691,959	13,873,792
#	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	227,955
#	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	47,860	2,715,576
	Consorcio ARA S.A.B. de C.V.	1,231,500	970,086
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	769,600	1,921,240
*	Corporacion GEO S.A.B. de C.V. Series B	508,600	1,488,790
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	389,662
	Corporacion Moctezuma S.A.B. de C.V.	194,100	444,536
* #	Dine S.A.B. de C.V.	7,300	5,559
	Embotelladora Arca S.A.B. de C.V., Mexico	850,329	2,927,393
* #	Empresas ICA S.A.B. de C.V.	292,950	1,316,213
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	94,740	1,702,478
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	255,840	11,364,413
*	GMD Resorts S.A.B. de C.V.	13,000	7,080
*	Gruma S.A.B. de C.V. ADR	85,490	975,441
* #	Gruma S.A.B. de C.V. Series B	156,561	442,304
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	97,300	2,772,077
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	2,144,883
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	817,688
#	Grupo Carso S.A.B. de C.V. Series A-1	874,200	3,426,152

23

#	Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	917,905
	Grupo Continental S.A.B. de C.V.	360,400	876,225
#	Grupo Elektra S.A. de C.V.	173,466	6,444,192
#	Grupo Financiero Banorte S.A.B. de C.V.	2,062,680	8,264,561
	Grupo Financiero Inbursa S.A. de C.V. Series O	1,474,987	5,155,336
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	478,600	3,197,571
	Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	38,686
	Grupo Industrial Saltillo S.A.B. de C.V.	58,600	81,494
* #	Grupo Iusacell S.A.B. de C.V.	12,583	122,370
*	Grupo Kuo S.A.B. de C.V. Series B	191,500	124,777
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	32,871
	Grupo Mexico S.A.B. de C.V. Series B	2,988,415	4,978,391
	Grupo Modelo S.A.B. de C.V. Series C	662,600	3,174,861
#	Grupo Televisa S.A. (Certificate Representing Series A, Series B, Series D & Series L)	191,500	886,475
	Grupo Televisa S.A. de C.V. Sponsored ADR	239,320	5,547,438
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	77,887	106,119
	Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	74,550
* #	Industrias CH S.A.B. de C.V. Series B	496,400	2,312,374
#	Industrias Penoles S.A.B. de C.V.	109,715	1,812,801
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	407,700	1,782,219
* #	Organizacion Soriana S.A.B. de C.V. Series B	1,753,000	5,455,350
	Telefonos de Mexico S.A.B. de C.V.	105,800	129,745
#	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	223,825	5,499,380
	Telmex Internacional S.A.B. de C.V.	105,800	75,110
#	Telmex Internacional S.A.B. de C.V. ADR	225,025	3,175,103
#	TV Azteca S.A. de C.V. Series A	1,286,800	837,197
*	Verzatec S.A.B. de C.V.	35,000	28,932
#	Vitro S.A.B. de C.V.	177,764	219,552
#	Vitro S.A.B. de C.V. Sponsored ADR	145,796	536,529
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	1,491,439	5,439,106
TOTAL — MEXICO			143,793,104

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	A. Soriano Corp.	818,000	51,759
	Aboitiz Equity Ventures, Inc.	2,807,000	444,536
	Ayala Corp. Series A	184,323	1,194,698
	Ayala Land, Inc.	4,325,220	956,329
	Banco de Oro- EPCI, Inc.	452,760	405,911
	Bank of the Philippine Islands	1,610,419	1,616,308
*	Belle Corp.	4,248,000	68,225
*	Benpres Holdings Corp.	4,725,000	129,931
	China Banking Corp.	4,287	51,634
*	Digital Telecommunications Phils., Inc.	4,100,000	127,813
	DMCI Holdings, Inc.	923,000	99,990
	EEI Corp.	1,122,000	54,161
*	Empire East Land Holdings, Inc.	4,900,000	45,623
	Filinvest Development Corp.	863,000	36,737
	Filinvest Land, Inc.	13,929,687	237,297
	First Philippines Holdings Corp.	375,300	223,156

24

	International Container Terminal Services, Inc.	953,800	587,548
	Jollibee Food Corp.	554,915	523,274
*	Lepanto Consolidated Mining Co. Series B	8,742,857	47,234
	Megaworld Properties & Holdings, Inc.	16,684,600	523,029
	Metro Bank & Trust Co.	679,700	556,343
*	Metro Pacific Corp. Series A	225,000	10,193
*	Paxys, Inc.	399,000	27,501
	Philex Mining Corp.	616,200	101,402
	Philippine Long Distance Telephone Co.	9,640	566,558
	Philippine Long Distance Telephone Co. Sponsored ADR	38,300	2,270,807
*	Philippine National Bank	182,600	126,301
	Pilipino Telephone Corp.	2,404,000	448,097
	Rizal Commercial Banking Corp.	458,919	168,554
	Robinson’s Land Corp. Series B	2,165,100	355,532
	Security Bank Corp.	162,600	209,607
	Semirara Mining Corp.	180,600	197,173
	Shang Properties, Inc.	174,286	6,426
	SM Development Corp.	978,120	46,152
	SM Prime Holdings, Inc.	900,726	157,774
	Union Bank of the Philippines	48,600	33,193
	Universal Robina Corp.	1,933,200	439,552
TOTAL — PHILIPPINES			13,146,358

POLAND — (2.6%)
COMMON STOCKS — (2.6%)
	Agora SA	79,112	1,012,090
*	Alchemia SA	58,165	191,700
*	Amica Wronki SA	6,831	32,197
	Apator SA	24,049	132,283
	Asseco Poland SA	88,886	2,418,198
	Bank Millennium SA	452,662	1,375,677
	Bank Pekao SA	97,129	7,717,035
*	Bank Przemyslowo Handlowy BPH SA	11,328	361,706
	Bank Zackodni WBK SA	19,892	1,531,022
*	Barlinek SA	15,447	50,739
*	Bioton SA	1,023,598	188,127
*	Boryszew SA	35,796	48,145
*	BRE Bank SA	1,302	202,462
*	Budimex SA	16,560	629,432
*	Cersanit SA	67,448	474,285
	Ciech SA	3,033	75,146
	Debica SA	7,882	256,507
	Decora SA	5,510	39,179
*	Dom Development SA	1,173	19,210
*	Echo Investment SA	456,060	896,835
	Elektrobudowa SA	2,716	214,745
*	Elstar Oils SA	31,097	73,303
	Eurocash SA	72,654	375,641
*	Fabryki Mebli Forte SA	20,079	50,313
*	Farmacol SA	18,311	249,470
*	Getin Holdings SA	508,688	2,167,069

25

	Grupa Kety SA	16,502	538,015
*	Grupa Lotos SA	86,088	1,026,894
	Impexmetal SA	174,925	165,597
	KGHM Polska Miedz SA	106,655	3,590,835
*	Koelner SA	8,603	56,290
	Kredyt Bank SA	88,369	543,704
*	Kroscienskie Huty Szkla Krosno SA	13,892	9,025
*	Lentex SA	10,470	74,915
*	LPP SA	664	409,704
*	MNI SA	43,384	55,248
*	Mondi Packaging Paper Swiecie SA	16,299	264,266
*	Mostostal Export SA	77,841	73,934
	Mostostal Plock SA	1,500	51,743
	Mostostal Siedlce SA	369,946	839,953
*	Mostostal Warszawa SA	7,354	176,864
*	Mostostal Zabrze Holding SA	134,151	361,234
	Multimedia Polska SA	1,380	4,849
*	Netia Holdings SA	343,589	451,543
*	NG2 SA	19,820	360,838
	Orbis SA	51,290	1,216,016
*	PBG SA	5,784	602,764
	Pekaes SA	19,118	104,136
	Pfleiderer Grajewo SA	55,729	326,858
*	Polnord SA	4,518	92,729
*	Polska Grupa Farmaceutyczna SA	12,886	309,275
*	Polski Koncern Miesny Duda SA	150,680	234,096
	Polski Koncern Naftowy Orlen SA	443,752	6,411,812
	Polskie Gornictwo Naftowe I Gazownictwo SA	561,697	842,364
	Powszechna Kasa Oszczednosci Bank Polski SA	158,866	3,415,058
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	1,410	13,669
*	Raciborska Fabryka Kotlow SA	61,088	181,574
	Sniezka SA	9,541	132,643
*	Stalexport SA	127,402	130,259
	Ster-Projekt SA	77,134	205,136
*	Sygnity SA	10,276	102,167
*	Synthos SA	1,191,461	473,528
	Telekomunikacja Polska SA	474,790	4,763,631
	TVN SA	101,916	799,957
*	Vistula SA	81,530	140,067
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	657,148
*	Zaklady Azotowe Pulawy SA	5,890	256,728
	Zaklady Tluszcowe Kruszwica SA	5,218	110,576
	Zelmer SA	9,605	189,809
TOTAL — POLAND			51,549,967

SOUTH AFRICA — (9.3%)
COMMON STOCKS — (9.3%)
#	ABSA Group, Ltd.	340,644	4,809,115
*	Adcock Ingram Holdings, Ltd.	123,070	599,562
	Adcorp Holdings, Ltd.	54,466	208,251
	Advtech, Ltd.	411,295	218,763

26

	Aeci, Ltd.	176,784	1,538,016
	Afgri, Ltd.	958,714	709,579
*	Aflease Gold, Ltd.	169,085	45,757
	African Bank Investments, Ltd.	552,835	1,988,643
	African Oxygen, Ltd.	294,551	1,032,149
	African Rainbow Minerals, Ltd.	160,480	5,388,505
*	AG Industries, Ltd.	268,356	30,339
	Allied Electronics Corp., Ltd.	98,160	465,119
	Allied Technologies, Ltd.	60,152	399,891
	Amalgamated Appliance Holdings, Ltd.	153,579	22,813
	Anglo American Platinum Corp., Ltd.	21,902	2,758,881
	AngloGold Ashanti, Ltd.	6,997	188,093
	AngloGold Ashanti, Ltd. Sponsored ADR	98,647	2,655,577
	ArcelorMittal South Africa, Ltd.	225,881	5,320,979
	Argent Industrial, Ltd.	121,139	168,550
	Aspen Pharmacare Holdings, Ltd.	160,804	974,716
	AST Group, Ltd.	345,273	37,174
	Astral Foods, Ltd.	49,620	662,537
	Aveng, Ltd.	426,083	3,660,853
	AVI, Ltd.	509,598	1,014,317
*	Avusa, Ltd. (6049494)	127,671	207,686
*	Avusa, Ltd. (B2QHHR4)	127,671	409,977
	Barloworld, Ltd.	266,028	2,356,136
	Bell Equipment, Ltd.	64,276	266,497
	Bidvest Group, Ltd. (6100089)	38,360	566,724
*	Bidvest Group, Ltd. (B2R9Q94)	212,199	3,142,674
	Capitec Bank Holdings, Ltd.	45,727	175,323
	Cashbuild, Ltd.	22,577	146,889
	Caxton & CTP Publishers & Printers, Ltd.	305,913	455,096
	Ceramic Industries, Ltd.	9,393	85,513
	City Lodge Hotels, Ltd.	41,363	405,580
	Data Tec, Ltd.	233,964	889,124
	Datacentrix Holdings, Ltd.	81,947	38,208
	Delta Electrical Industries, Ltd.	28,740	37,216
	Dimension Data Holdings P.L.C.	1,349,445	1,304,383
	Discovery Holdings, Ltd.	436,975	1,259,172
	Distell Group, Ltd.	102,829	629,084
	Distribution & Warehousing Network, Ltd.	141,669	245,111
*	Dorbyl, Ltd.	16,666	14,775
*	Durban Roodeport Deep, Ltd.	508,883	286,033
*	Enaleni Pharmaceuticals, Ltd.	355,345	120,023
	Enviroserv Holdings, Ltd.	115,184	242,872
*	Eqstra Holdings, Ltd.	143,595	265,830
	Exxaro Resources, Ltd.	221,163	3,297,029
	Famous Brands, Ltd.	61,096	126,893
	FirstRand, Ltd.	2,193,288	4,670,599
	Foschini, Ltd.	224,088	1,234,739
	Freeworld Coatings, Ltd.	267,450	260,289
	Gold Fields, Ltd.	64,532	590,493
	Gold Fields, Ltd. Sponsored ADR	581,277	5,289,621
	Gold Reef Resorts, Ltd.	127,868	298,587
	Grindrod, Ltd.	364,298	1,183,442

27

	Group Five, Ltd.	94,777	688,833
*	Harmony Gold Mining Co., Ltd.	159,622	1,392,008
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	276,300	2,406,573
	Highveld Steel & Vanadilum Corp., Ltd.	22,100	399,574
	Hudaco Industries, Ltd.	19,920	199,890
	Hulamin, Ltd.	82,365	213,045
	Iliad Africa, Ltd.	160,127	179,560
	Illovo Sugar, Ltd.	283,714	940,128
	Impala Platinum Holdings, Ltd.	193,403	5,456,971
	Imperial Holdings, Ltd.	216,408	1,514,803
	Investec, Ltd.	191,895	1,429,672
	JD Group, Ltd.	130,976	511,050
*	JSE, Ltd.	91,135	621,447
	Kap International Holdings, Ltd.	308,543	80,034
	Kumba Iron Ore, Ltd.	32,118	1,048,017
	Lewis Group, Ltd.	96,141	479,615
	Liberty Group, Ltd.	145,385	1,326,466
	Massmart Holdings, Ltd.	176,266	1,899,559
	Medi-Clinic Corp., Ltd.	324,599	774,328
*	Merafe Resources, Ltd.	1,506,731	545,435
	Metair Investments, Ltd.	257,122	267,500
*	Metorex, Ltd.	408,472	866,857
	Metropolitan Holdings, Ltd.	926,756	1,539,844
#	Mondi, Ltd.	183,827	1,190,626
	Mr. Price Group, Ltd.	198,084	570,746
	MTN Group, Ltd.	607,384	9,338,242
	Murray & Roberts Holdings, Ltd.	210,262	2,837,766
	Mustek, Ltd.	68,947	31,487
	Mvelaphanda Group, Ltd.	303,651	256,023
	Nampak, Ltd.	729,364	1,391,419
	Naspers, Ltd. Series N	304,267	7,641,263
	Nedbank Group, Ltd.	263,901	3,564,814
	Network Healthcare Holdings, Ltd.	571,146	636,759
	New Clicks Holdings, Ltd.	426,400	856,754
	Northam Platinum, Ltd.	157,476	1,095,956
	Nu-World Holdings, Ltd.	23,372	49,980
	Oceana Group, Ltd.	69,758	170,282
	Omnia Holdings, Ltd.	59,656	627,281
	Palabora Mining Co., Ltd.	46,214	621,543
	Peregrine Holdings, Ltd.	201,179	330,339
	Pick’n Pay Stores, Ltd.	98,552	377,547
	Pretoria Portland Cement Co., Ltd.	491,538	2,166,986
*	Product Co.	17,507	—
	PSG Group, Ltd.	268,948	641,432
	Raubex Group, Ltd.	12,119	59,481
	Reunert, Ltd.	157,927	1,190,342
	Sanlam, Ltd.	2,765,031	6,378,602
	Santam, Ltd.	35,082	364,464
	Sappi, Ltd.	100,011	1,052,976
	Sappi, Ltd. Sponsored ADR	173,200	1,835,920
	Sasol, Ltd.	1,232	67,816
	Sasol, Ltd. Sponsored ADR	346,200	19,037,538

28

*	SecureData Holdings, Ltd.	201,602	34,019
	Sentula Mining, Ltd.	197,644	248,450
	Shoprite Holdings, Ltd.	441,820	2,633,797
*	Simmer & Jack Mines, Ltd.	866,328	441,625
	Spur Corp., Ltd.	140,181	118,282
	Standard Bank Group, Ltd.	887,882	10,358,781
	Steinhoff International Holdings, Ltd.	1,271,790	3,041,004
	Sun International, Ltd.	63,304	774,681
	Super Group, Ltd.	513,680	246,746
	Telkom South Africa, Ltd.	213,765	3,864,591
#	Telkom South Africa, Ltd. Sponsored ADR	21,500	1,554,880
	The Spar Group, Ltd.	136,207	955,268
	Tiger Brands, Ltd.	123,070	2,164,626
*	Tiger Wheels, Ltd.	43,837	—
	Tongaat-Hulett, Ltd.	94,039	952,400
	Tourism Investment Corp., Ltd.	395,790	105,403
	Trans Hex Group, Ltd.	75,891	81,038
	Trencor, Ltd.	201,781	626,098
	Truworths International, Ltd.	418,979	1,697,819
	UCS Group, Ltd.	175,071	48,696
	Value Group, Ltd.	95,008	27,703
*	Wesizwe Platinum, Ltd.	218,301	140,422
	Wilson Bayly Holme-Ovcon, Ltd.	42,845	761,620
	Woolworths Holdings, Ltd.	906,141	1,477,343
TOTAL — SOUTH AFRICA			186,920,682

SOUTH KOREA — (9.5%)
COMMON STOCKS — (9.5%)
#	Aekyung Petrochemical Co., Ltd.	3,250	71,647
#	Amorepacific Corp.	409	242,725
	Asia Cement Manufacturing Co., Ltd.	2,460	130,777
	Asia Paper Manufacturing Co., Ltd.	3,740	29,010
*	Asiana Airlines, Inc.	42,420	171,185
#	Bing Grae Co., Ltd.	5,340	178,339
#	BNG Steel Co., Ltd	5,660	37,197
	Boo Kook Securities Co., Ltd.	4,620	102,212
	Boryung Pharmaceutical Co., Ltd.	1,348	32,675
	Bu Kwang Pharmaceutical Co., Ltd.	10,418	157,753
	BYC Co., Ltd.	190	38,237
	Byuck San Corp.	2,700	40,478
	Byuck San Engineering and Construction Co., Ltd.	10,240	36,719
* #	C & Heavy Industries Co., Ltd.	8,840	19,050
* #	C&Woobang Construction Co., Ltd.	9,990	11,887
* #	Capro Corp.	13,740	123,195
	Celrun Co., Ltd.	7,190	19,307
	Cheil Industrial, Inc.	34,190	1,619,954
	Cheil Worldwide, Inc.	1,783	378,949
*	Chin Hung International, Inc.	39,820	47,454
	Cho Kwang Leather Co., Ltd.	6,000	35,723
*	Choil Aluminum Manufacturing Co., Ltd.	3,320	21,580
#	Chong Kun Dang Pharmaceutical Corp.	6,426	108,457

29

* #	Choongwae Holdings Co., Ltd.	1,206	9,269
#	Choongwae Pharmaceutical Corp.	4,358	60,106
	Chosun Refractories Co., Ltd.	1,980	162,377
	Chungho Comnet Co., Ltd.	2,520	41,900
	CJ CGV Co., Ltd.	9,100	142,337
*	CJ Cheiljedang Corp.	3,243	704,679
* #	CJ Corp.	15,778	826,041
*	Cosmochemical Co., Ltd.	4,900	26,012
#	Crown Confectionery Co., Ltd.	470	22,500
	Dae Chang Industrial Co., Ltd.	37,100	25,713
	Dae Dong Industrial Co., Ltd.	2,250	37,078
	Dae Hyun Co., Ltd.	27,280	13,721
#	Dae Sang Corp.	16,287	136,986
	Dae Won Kang Up Co., Ltd.	25,600	43,546
#	Daeduck Electronics Co., Ltd.	19,510	62,178
	Daeduck Industries Co., Ltd.	15,230	91,706
	Daegu Bank Co., Ltd.	118,100	1,309,267
	Daehan City Gas Co., Ltd.	4,970	150,177
#	Daehan Fire & Marine Insurance Co., Ltd.	19,730	141,682
	Daehan Flour Mills Co., Ltd.	784	142,708
	Daehan Synthetic Fiber Co., Ltd.	520	49,346
#	Daekyo Co., Ltd.	4,104	232,496
* #	Daekyung Machinery & Engineering Co., Ltd.	11,100	25,330
	Daelim Industrial Co., Ltd.	22,882	1,410,338
	Daelim Trading Co., Ltd.	3,405	13,680
	Daesang Farmsco Co., Ltd.	15,810	21,594
#	Daesung Industrial Co., Ltd.	2,218	193,584
*	Daewon Cable Co., Ltd.	3,980	21,275
	Daewon Pharmaceutical Co., Ltd.	10,340	38,984
*	Daewoo Electronic Components Co., Ltd.	74,190	17,253
#	Daewoo Engineering & Construction Co., Ltd.	92,185	979,026
	Daewoo International Corp.	12,240	364,984
#	Daewoo Motor Sales Corp.	15,030	260,843
#	Daewoo Securities Co., Ltd.	80,740	1,209,860
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	24,760	783,297
	Daewoong Co., Ltd.	1,280	29,234
#	Daewoong Pharmaceutical Co., Ltd.	3,887	234,833
	Dahaam E-Tec Co., Ltd.	1,420	41,556
#	Daishin Securities Co., Ltd.	32,770	529,732
	Daiyang Metal Co., Ltd.	17,130	46,917
	Daou Technology, Inc.	19,430	87,737
#	DC Chemical Co., Ltd.	5,950	1,607,712
	DI Corp.	13,030	16,871
	Digital Power Communications Co., Ltd.	30,360	36,468
	Dong Ah Tire Industrial Co., Ltd.	5,410	43,456
	Dong Bu Insurance Co., Ltd.	15,180	424,999
#	Dong Wha Pharmaceutical Industries Co., Ltd.	2,061	78,959
#	Dong-A Pharmaceutical Co., Ltd.	2,998	306,068
	Dongbang Agro Co., Ltd.	8,450	50,399
	Dongbang Transport Logistics Co., Ltd.	8,400	34,570
	Dongbu Corp.	11,110	108,646
* #	Dongbu HiTek Co., Ltd.	19,898	152,306

30

#	Dongbu Securities Co., Ltd.	22,161	139,665
#	Dongbu Steel Co., Ltd.	12,910	131,422
	Dong-Il Corp.	514	31,979
	Dongil Paper Manufacturing Co., Ltd.	26,200	21,957
	Dongkook Industrial Co., Ltd.	8,860	10,984
#	Dongkuk Steel Mill Co., Ltd.	30,490	1,086,490
#	Dongwon F&B Co., Ltd.	1,340	44,952
	Dongwon Industries Co., Ltd.	1,200	122,767
	Dongwon Systems Corp.	54,100	88,869
	Dongyang Engineering & Construction Corp.	1,070	30,358
#	Dongyang Mechatronics Corp.	18,579	81,338
#	Doosan Construction & Engineering Co., Ltd.	37,780	205,758
* #	Doosan Corp.	3,400	381,414
#	Doosan Heavy Industries & Construction Co., Ltd.	15,890	1,129,758
#	Doosan Infracore Co., Ltd.	19,490	376,509
	DPI Co., Ltd.	7,711	45,260
*	DuzonBIzon Co., Ltd.	17,060	16,292
#	E1 Corp.	2,977	259,688
*	Eagon Industrial Co., Ltd.	2,210	20,275
*	En Paper Manufacturing Co., Ltd.	6,220	22,184
	e-Starco Co., Ltd.	25,580	16,889
	F&F Co., Ltd.	6,240	22,614
* #	First Fire & Marine Insurance Co., Ltd.	15,260	98,881
* #	Firstech Co., Ltd.	7,616	10,521
#	Foosung Co., Ltd.	11,953	41,823
	Fursys, Inc.	5,170	115,977
	Gaon Cable Co., Ltd.	2,610	77,555
	GIIR, Inc.	6,130	49,515
	Global & Yuasa Battery Co., Ltd.	8,440	131,472
	Green Cross Corp. (6497134)	1,010	75,946
#	Green Cross Corp. (6771708)	2,552	225,285
#	Green Non-Life Insurance Co., Ltd.	6,986	52,335
#	GS Engineering & Construction Corp.	13,500	1,036,621
	GS Holdings Corp.	34,890	878,930
#	Gwangju Shinsegae Co., Ltd.	922	106,955
#	Hae In Co., Ltd.	11,740	40,308
#	Halla Climate Control Corp.	58,300	542,987
#	Halla Engineering & Construction Corp.	4,270	80,014
* #	Han All Pharmaceutical Co., Ltd.	15,710	38,570
#	Han Kuk Carbon Co., Ltd.	12,500	57,143
#	Han Yang Securities Co., Ltd.	6,920	70,671
	Hana Financial Group, Inc.	84,454	2,991,823
	Handok Pharmaceuticals Co., Ltd.	2,270	36,605
	Handsome Corp.	12,044	122,276
#	Hanil Cement Manufacturing Co., Ltd.	3,488	233,944
	Hanil Construction Co., Ltd.	6,956	41,954
	Hanil E-Wha Co., Ltd.	14,390	30,076
* #	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (6496818)	14,555	224,863
#	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (B23S952)	14,614	400,797
#	Hanjin Shipping Co., Ltd.	43,666	1,109,357

31

#	Hanjin Transportation Co., Ltd.	5,630	204,857
	Hankook Cosmetics Co., Ltd.	16,530	54,129
	Hankook Shell Oil Co., Ltd.	470	40,989
	Hankook Tire Manufacturing Co., Ltd.	85,970	1,255,645
*	Hankuk Electric Glass Co., Ltd.	1,000	28,860
	Hankuk Glass Industries, Inc.	3,640	94,872
	Hankuk Paper Manufacturing Co., Ltd.	2,810	95,840
	Hanmi Pharm Co., Ltd.	2,620	285,432
	Hansae Co., Ltd.	16,030	48,127
	Hanshin Construction Co., Ltd.	4,960	89,539
	Hansol Chemical Co., Ltd.	5,000	39,780
#	Hansol CSN Co., Ltd.	27,060	33,851
#	Hansol LCD, Inc.	2,660	42,754
*	Hansol Paper Co., Ltd.	21,600	302,926
#	Hanssem Co., Ltd.	12,590	107,485
#	Hanwha Chemical Corp.	65,702	619,345
	Hanwha Corp.	20,490	695,059
* #	Hanwha Non-Life Insurance Co., Ltd.	11,086	124,647
#	Hanwha Securities Co., Ltd.	30,619	201,409
	Hanwha Timeworld Co., Ltd.	2,210	24,939
	Heung-A Shipping Co., Ltd.	18,040	35,669
* #	Hite Brewery Co., Ltd.	3,568	684,882
#	Hite Holdings Co., Ltd.	4,504	141,862
#	HMC Investment Securities Co., Ltd.	5,578	91,618
#	Honam Petrochemical Corp.	12,529	740,854
#	Hotel Shilla Co., Ltd.	18,780	370,719
	HS R&A Co., Ltd.	2,540	19,278
#	Huchems Fine Chemical Corp.	5,680	111,142
*	Huneed Technologies	3,778	16,921
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	21,332	152,617
	Husteel Co., Ltd.	2,840	61,418
#	Hwa Sung Industrial Co., Ltd.	4,820	29,846
	Hwacheon Machine Tool Co., Ltd.	1,740	61,838
	Hwashin Co., Ltd.	12,790	32,494
* #	Hynix Semiconductor, Inc.	176,831	3,112,140
#	Hyosung T & C Co., Ltd.	17,042	1,144,674
#	Hyundai Auton Co., Ltd.	76,500	267,858
#	Hyundai Cement Co., Ltd.	2,340	39,182
* #	Hyundai Corp.	6,810	148,841
	Hyundai Department Store Co., Ltd.	11,791	962,918
#	Hyundai Development Co.	32,319	1,220,651
#	Hyundai DSF Co., Ltd.	5,140	47,191
#	Hyundai Elevator Co., Ltd.	3,535	270,876
#	Hyundai Engineering & Construction Co., Ltd.	12,473	639,249
	Hyundai H & S Co., Ltd.	3,001	202,069
#	Hyundai Heavy Industries Co., Ltd.	8,150	1,771,330
#	Hyundai Hysco	39,240	380,854
	Hyundai Marine & Fire Insurance Co., Ltd.	28,430	468,439
#	Hyundai Merchant Marine Co., Ltd.	26,331	932,586
#	Hyundai Mipo Dockyard Co., Ltd.	7,520	1,075,738
	Hyundai Mobis	34,502	2,864,950
#	Hyundai Motor Co., Ltd.	65,674	4,290,815

32

	Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	38,556
#	Hyundai Securities Co., Ltd.	135,963	1,375,168
#	Hyundai Steel Co.	31,920	1,477,319
*	IB Sports, Inc.	5,200	11,423
* #	IHQ, Inc.	8,010	12,394
	Il Dong Pharmaceutical Co., Ltd.	2,054	56,530
	Il Yang Pharmaceutical Co., Ltd.	3,433	93,363
	Iljin Diamond Co., Ltd.	1,017	13,004
* #	Iljin Electric Co., Ltd.	17,685	77,067
#	Iljin Holdings Co., Ltd.	16,273	65,017
	Ilsung Pharmaceutical Co., Ltd.	1,299	138,514
*	Industrial Bank of Korea	82,410	1,170,491
#	InziControls Co., Ltd.	4,010	14,067
	IS Dongseo Co., Ltd.	3,910	70,443
	ISU Chemical Co., Ltd.	3,470	44,517
#	IsuPetasys Co., Ltd.	14,910	19,830
	Jahwa Electronics Co., Ltd.	8,280	36,728
	Jeil Mutual Savings Bank	3,200	13,588
	Jeil Pharmaceutical Co.	8,000	77,469
#	Jeonbuk Bank, Ltd.	26,098	153,706
#	Jinheung Mutual Savings Bank Co., Ltd.	12,577	51,700
* #	Joongang Construction Co., Ltd.	2,430	19,763
	K.C. Tech Co., Ltd.	11,658	49,244
	Kangwon Land, Inc.	44,910	788,382
#	KCC Corp.	4,312	1,414,425
	KCTC	1,450	22,688
	Keangnam Enterprises, Ltd.	7,905	92,191
*	KEC Corp.	16,042	14,887
	KEC Holdings Co., Ltd.	5,347	6,593
	Keyang Electric Machinery Co., Ltd.	15,560	27,581
* #	KG Chemical Corp.	4,650	37,774
* #	Kia Motors Corp.	158,950	1,895,529
*	KIC, Ltd.	4,800	45,104
* #	KIRIN Co., Ltd.	33,750	53,233
	KISWIRE, Ltd.	5,210	196,587
	Koas Well Co., Ltd.	12,000	15,239
	Kodenshi Korea Corp.	11,990	23,406
#	Kolon Engineering & Construction Co., Ltd.	9,860	79,360
*	Kolon Industries, Inc.	8,346	260,119
	Kookmin Bank	11,530	630,786
#	Kookmin Bank Sponsored ADR	115,668	6,338,606
#	Korea Cast Iron Pipe Co., Ltd.	9,870	47,821
*	Korea Circuit Co., Ltd.	3,970	12,316
#	Korea Cottrell Co., Ltd.	8,130	72,425
	Korea Development Co., Ltd.	6,380	51,016
#	Korea Development Leasing Corp.	3,890	140,176
	Korea Electric Power Corp.	27,510	832,341
	Korea Electric Power Corp. Sponsored ADR	73,700	1,109,185
	Korea Electric Terminal Co., Ltd.	4,550	69,383
	Korea Exchange Bank	145,539	1,822,724
#	Korea Export Packing Industries Co., Ltd.	4,160	42,115
* #	Korea Express Co., Ltd.	6,408	562,742

33

#	Korea Fine Chemical Co., Ltd.	1,637	84,389
	Korea Flange Co., Ltd.	2,740	27,781
	Korea Gas Corp.	12,128	873,151
#	Korea Investment Holdings Co., Ltd.	32,990	1,079,741
	Korea Iron & Steel Co., Ltd.	5,548	236,405
#	Korea Kolmar Co., Ltd.	6,410	16,692
	Korea Komho Petrochemical Co., Ltd.	12,720	354,081
	Korea Line Corp.	3,632	581,742
	Korea Mutual Savings Bank	2,080	38,880
#	Korea Petrochemical Industry Co., Ltd.	4,050	98,933
	Korea Petroleum Industrial Co., Ltd.	227	29,007
	Korea Polyol Co., Ltd.	2,482	132,536
#	Korea Reinsurance Co., Ltd.	41,499	380,843
#	Korea Zinc Co., Ltd.	7,749	895,763
	Korean Air Co., Ltd.	29,576	1,040,392
	Korean Air Terminal Service Co., Ltd.	1,600	60,093
	Korean French Banking Corp.	24,580	27,034
* #	KP Chemical Corp.	47,750	272,194
	KPC Holdings Corp.	1,163	63,760
	KT Corp.	19,320	792,216
	KT Corp. Sponsored ADR	41,600	846,976
*	KT Freetel, Ltd.	63,980	1,678,667
	KT&G Corp.	27,400	2,302,980
*	KTB Securities Co., Ltd.	29,850	171,097
	Kukdo Chemical Co., Ltd.	2,150	46,276
#	Kumho Electronics Co., Ltd.	2,778	59,959
#	Kumho Industrial Co., Ltd.	22,600	303,668
#	Kumho Investment Bank	73,815	67,112
#	Kumho Tire Co., Inc.	36,050	271,263
	Kumkang Industrial Co., Ltd.	4,780	44,639
	Kun Wha Pharmaceutical Co., Ltd.	1,810	23,004
	Kunsul Chemical Industrial Co., Ltd.	1,950	28,410
	Kwang Dong Pharmaceutical Co., Ltd.	30,820	92,432
	Kyeryong Construction Industrial Co., Ltd.	4,710	92,089
#	Kyobo Securities Co., Ltd.	13,880	138,224
*	Kyung Nong Corp.	9,330	32,346
* #	Kyungbang Co., Ltd.	1,042	120,235
	Kyungdong City Gas Co., Ltd.	1,100	52,907
	Kyung-in Synthetic Corp.	1,890	38,479
	Kyungnam Energy Co., Ltd.	8,290	24,204
	LG Chemical, Ltd.	32,442	2,808,470
	LG Corp.	37,630	2,147,796
	LG Dacom Corp.	38,310	717,331
* #	LG Display Co., Ltd. ADR	110,300	1,358,896
#	LG Electronics, Inc.	44,150	4,067,398
#	LG Fashion Corp.	8,772	229,270
#	LG Household & Healthcare Co., Ltd.	3,444	595,441
	LG International Corp.	22,268	465,029
*	LG Life Sciences, Ltd.	5,020	232,742
#	LG Phillips LCD Co., Ltd.	38,000	936,376
*	LG Telecom, Ltd.	62,940	549,996
	LIG Insurance Co., Ltd.	21,960	409,151

34

	Lotte Chilsung Beverage Co., Ltd.	609	544,063
	Lotte Confectionary Co., Ltd.	669	804,194
* #	Lotte Midopa Co., Ltd.	28,620	221,589
#	Lotte Sam Kang Co., Ltd.	548	96,370
*	Lotte Shopping Co., Ltd.	6,012	1,635,932
*	Lotte Tour Development Co., Ltd.	2,830	61,290
#	LS Corp.	12,490	905,093
#	LS Industrial Systems Co., Ltd.	7,610	324,321
*	Macquarie Korea Infrastructure Fund	13,000	71,472
#	Meritz Fire Marine Insurance Co., Ltd.	45,219	390,001
#	Meritz Securities Co., Ltd.	130,330	128,951
#	Mirae Asset Securities Co., Ltd.	8,928	726,352
	Miwon Commercial Co., Ltd.	1,060	47,029
#	Moorim Paper Co., Ltd.	11,110	116,467
	Motonic Corp.	6,500	46,488
#	Namhae Chemical Corp.	15,890	342,391
* #	Namkwang Engineering & Construction Co., Ltd.	7,250	414,156
#	Namyang Dairy Products Co., Ltd.	349	221,430
	Nasan Co., Ltd.	13,320	21,620
#	NCsoft Corp.	7,680	366,121
	Nexen Corp.	1,550	41,532
#	Nexen Tire Corp.	44,200	104,539
#	NH Investment & Securities Co., Ltd.	27,270	160,524
#	Nong Shim Co., Ltd.	3,060	615,871
#	Nong Shim Holdings Co., Ltd.	1,770	112,618
	Noroo Paint Co., Ltd.	3,854	12,131
*	ON*Media Corp.	35,810	93,837
* #	Orientbio, Inc.	25,132	16,606
#	ORION Corp.	1,884	377,742
	Ottogi Corp.	1,572	236,622
	Pacific Corp.	2,963	356,404
	Pacific Pharmaceutical Co., Ltd.	902	25,069
*	Paik Kwang Industrial Co., Ltd.	600	36,979
	Pang Rim Co., Ltd.	2,820	40,218
*	Pantech & Curitel Communications, Inc.	985	—
*	Pantech Co., Ltd.	1,313	—
	PaperCorea, Inc.	7,930	40,336
	Pohang Coated Steel Co., Ltd.	3,350	68,078
	Poong Lim Industrial Co., Ltd.	10,310	43,626
* #	Poongsan Corp.	16,548	164,127
#	Poongsan Holdings Corp.	3,110	51,042
	POSCO	4,270	1,836,687
#	POSCO ADR	81,540	8,732,934
* #	Prime Entertainment Co., Ltd.	714	1,095
#	Pulmuone Co., Ltd. (6702957)	893	30,543
* #	Pulmuone Co., Ltd. (B3BG803)	1,396	34,124
	Pum Yang Construction Co., Ltd.	3,390	53,921
	Pusan Bank	105,670	1,175,146
#	Pusan City Gas Co., Ltd.	7,420	148,273
*	Pyung Hwa Anti-Vibration System Co., Ltd.	2,659	5,006
*	Pyung Hwa Holdings Co., Ltd.	2,146	2,559
	Pyung Hwa Industrial Co., Ltd.	2,682	6,622

35

*	RNL BIO Co., Ltd.	6,058	6,477
#	S&T Corp.	5,071	70,034
#	S&T Daewoo Co., Ltd.	3,680	99,118
#	S&T Dynamics Co., Ltd.	17,706	177,310
* #	S&T Motors Co., Inc.	31,290	15,409
#	S1 Corp.	8,380	460,277
*	Saehan Industries, Inc.	20,390	150,134
*	Saehan Media Corp.	17,170	33,547
* #	Sajo Industries Co., Ltd.	2,160	45,913
* #	Sajodaerim Corp.	1,660	30,832
	Sam Jin Pharmaceutical Co., Ltd.	4,998	53,272
	Sam Kwang Glass Industrial Co., Ltd.	2,130	51,848
	Sam Lip General Foods Co., Ltd.	3,770	30,521
	Sam Yung Trading Co., Ltd.	4,000	15,567
#	Sambu Construction Co., Ltd.	3,980	128,930
	Samchully Co., Ltd.	1,750	278,214
#	Samho International Co., Ltd.	7,527	54,350
	Samhwa Crown and Closure Co., Ltd.	1,770	28,289
	Samhwa Paints Industrial Co., Ltd.	9,710	28,318
* #	Samick Musical Instruments Co., Ltd.	22,800	14,896
	Samick THK Co., Ltd.	11,860	25,191
	Samil Pharmaceutical Co., Ltd.	2,090	20,520
*	Samsung Card Co., Ltd.	22,717	827,930
*	Samsung Climate Control Co., Ltd.	4,190	27,205
	Samsung Corp.	75,610	3,282,439
#	Samsung Electro-Mechanics Co., Ltd.	39,470	1,170,645
	Samsung Electronics Co., Ltd.	36,127	16,946,156
	Samsung Engineering Co., Ltd.	9,610	610,808
	Samsung Fine Chemicals Co., Ltd.	10,516	512,484
	Samsung Fire and Marine Insurance, Ltd.	9,700	1,761,620
#	Samsung Heavy Industries Co., Ltd.	52,700	1,498,874
* #	Samsung SDI Co., Ltd.	28,354	2,153,918
#	Samsung Securities Co., Ltd.	24,653	1,335,830
#	Samsung Techwin Co., Ltd.	13,880	395,990
#	Samwhan Corp.	6,650	102,659
#	Samyang Corp.	5,344	207,324
*	Samyang Foods Co., Ltd.	1,990	34,131
	Samyang Genex Co., Ltd.	1,814	101,117
	Samyang Tongsang Co., Ltd.	720	19,333
#	Samyoung Electronics Co., Ltd.	10,770	98,109
* #	SandT Corp	616	45,056
	SAVEZONE I&C Corp.	16,940	27,865
	SC Engineering Co., Ltd.	3,275	13,565
#	Seah Besteel Corp.	17,770	406,995
#	SEAH Holdings Corp.	1,770	186,605
	SEAH Steel Corp.	2,230	129,210
	Sebang Co., Ltd.	8,550	96,667
	Sejong Industrial Co., Ltd.	16,050	76,236
	Sempio Foods Co.	2,080	42,062
#	Seoul City Gas Co., Ltd.	1,090	84,809
#	Seoul Securities Co., Ltd.	252,327	246,993
* #	Serim Paper Manufacturing Co., Ltd.	10,720	93,352

36

* #	Seshin Co., Ltd.	2,000	2,297
#	Sewon Cellontech Co., Ltd.	10,964	69,314
*	SGWICUS Corp.	12,450	21,200
*	SH Chemical Co., Ltd.	25,000	20,979
	Shin Won Corp.	41,750	74,180
	Shin Young Securities Co., Ltd.	4,330	162,957
* #	Shinhan Engineering & Construction Co., Ltd.	4,013	32,964
	Shinhan Financial Group Co., Ltd.	32,360	1,468,162
	Shinhan Financial Group Co., Ltd. ADR	37,150	3,349,072
	Shinhung Co., Ltd.	1,510	25,923
	Shinpoong Pharmaceutical Co., Ltd.	1,300	23,268
	Shinsegae Co., Ltd.	4,219	2,094,981
#	Shinsegae Engineering & Construction Co., Ltd.	1,750	31,191
	Shinsegae Internet & Commerce Co., Ltd.	1,000	49,391
#	Shinsung Engineering Co., Ltd.	16,270	77,547
*	Shinsung Tongsang Co., Ltd.	7,800	16,618
	Silla Trading Co., Ltd.	11,190	170,569
	Sindo Ricoh Co., Ltd.	4,921	275,959
#	SJM Co., Ltd.	7,780	33,121
#	SK Chemicals Co., Ltd.	8,674	247,795
#	SK Co., Ltd.	28,948	2,883,355
	SK Energy Co., Ltd.	35,494	2,773,903
	SK Gas Co., Ltd.	4,053	260,060
*	SK Networks Co., Ltd.	32,340	495,081
	SK Telecom Co., Ltd.	4,711	867,974
	SK Telecom Co., Ltd. ADR	52,300	1,066,920
#	SKC Co., Ltd.	18,410	314,410
	SL Corp.	3,300	16,662
#	S-Oil Corp.	25,449	1,509,143
#	Solomon Mutual Savings Bank	7,126	48,894
	Soosan Heavy Industries Co., Ltd.	29,380	24,407
*	Ssangyong Cement Industry Co., Ltd.	36,347	311,995
*	Ssangyong Corp.	1,896	14,127
* #	Ssangyong Motor Co.	65,620	156,360
#	STX Corp.	9,197	255,538
#	STX Engine Co., Ltd.	7,420	142,001
#	STX Shipbuilding Co., Ltd.	23,936	402,607
*	Sudo Pharmaceutical Industry Co., Ltd.	55,850	38,239
	Suheung Capsule Co., Ltd.	2,500	13,615
	Sung Bo Chemicals Co., Ltd.	1,020	30,391
	Sung Chang Enterprise Co., Ltd.	2,780	46,777
* #	Sung Shin Cement Co., Ltd.	10,810	59,689
	Sungjee Construction Co., Ltd.	2,570	25,337
#	Sungwon Corp.	17,330	102,208
	Sunjin Co., Ltd.	1,240	24,375
#	Sunkyong Securities Co., Ltd.	133,490	215,939
#	Sunwoo Shipping & Technology Co., Ltd.	53,310	42,538
	Tae Kwang Industrial Co., Ltd.	549	479,728
	Tae Kyung Industrial Co., Ltd.	10,960	46,228
	Taegu Department Store	4,530	45,152
#	Taeyoung Engineering & Construction	37,140	158,990
#	Tai Han Electric Wire Co., Ltd.	19,660	568,668

37

	Tai Lim Packaging Industries Co., Ltd.	47,100	37,193
*	Taihan Textile Co., Ltd.	620	19,524
	Telcoware Co., Ltd.	2,000	12,832
* #	Tong Yang Major Corp.	29,475	141,006
#	Tong Yang Moolsan Co., Ltd.	6,560	47,214
	Tong Yang Securities, Inc.	47,243	423,295
*	TRYBRANDS, Inc. (6837213)	3,267	11,821
*	TRYBRANDS, Inc. (B2R8YN1)	1,732	6,175
	TS Corp.	1,927	114,388
#	Uangel Corp.	6,570	34,106
*	Uni Chem Co., Ltd.	21,050	12,195
	Unid Co., Ltd.	3,350	105,281
* #	Union Steel Manufacturing Co., Ltd.	6,190	132,449
#	Uniquest Corp.	7,000	26,631
*	VGX International, Inc.	4,574	7,616
	Whanin Pharmaceutical Co., Ltd.	3,640	46,709
#	Woongjin Coway Co., Ltd.	19,160	583,211
#	Woongjin Thinkbig Co., Ltd.	6,469	138,263
#	Woongjin.Com Co., Ltd.	20,120	242,392
	Woori Financial Co., Ltd.	8,910	78,852
#	Woori Investment & Securities Co., Ltd.	64,024	1,111,337
	WooSung Feed Co., Ltd.	20,370	30,268
	YESCO Co., Ltd.	2,210	62,078
#	Yoosung Enterprise Co., Ltd.	9,370	24,381
#	Youlchon Chemical Co., Ltd.	14,920	83,325
	Youngone Corp.	30,470	240,833
	Youngpoong Corp.	928	407,461
#	Yuhan Corp.	4,534	931,042
	YuHwa Securities Co., Ltd.	4,570	78,862
* #	Yungjin Pharm Co., Ltd.	48,808	52,678
*	Yuyang Telecom Co., Ltd.	2,250	12,686
	Yuyu Pharma, Inc.	2,440	17,257
TOTAL — SOUTH KOREA			190,499,862

TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
*	A.G.V. Products Corp.	277,881	64,374
	Aaeon Technology, Inc.	35,878	65,031
	Ability Enterprise Co., Ltd.	252,342	259,772
*	Abocom Systems, Inc.	70,154	24,865
	Acbel Polytech, Inc.	312,426	132,036
*	Accton Technology Corp.	423,000	133,162
	Acer, Inc.	1,718,046	3,427,732
	Advanced Semiconductor Engineering, Inc.	617,332	445,112
#	Advanced Semiconductor Engineering, Inc. ADR	313,333	1,118,601
	Advantech Co., Ltd.	146,078	328,549
	Allis Electric Co., Ltd.	207,000	51,699
	Altek Corp.	184,861	236,595
	Ampoc Far East Co., Ltd.	79,567	25,196
	Amtran Technology Co., Ltd.	466,126	279,336
	Apex Biotechnology Corp.	42,900	78,404

38

*	Arima Communication Corp.	232,383	109,071
*	Arima Computer Corp.	757,000	117,793
*	Arima Optoelectronics Corp.	167,520	68,706
	Asia Cement Corp.	1,165,312	1,284,513
*	Asia Chemical Corp.	230,000	109,574
	Asia Polymer Corp.	201,000	129,407
*	Asia Vital Components Co., Ltd.	172,000	117,008
	Asustek Computer, Inc.	1,585,516	3,645,068
	Aten International Co., Ltd.	52,621	87,869
	AU Optronics Corp.	1,466,491	1,741,122
#	AU Optronics Corp. Sponsored ADR	407,931	4,870,700
	Audix Co., Ltd.	123,969	67,611
	Aurora Corp.	198,225	163,107
	Aurora Systems Corp.	72,072	36,456
	Avermedia Technologies, Inc.	93,196	124,191
	Avision, Inc.	183,262	75,016
	Awea Mechantronic Co., Ltd.	47,355	67,028
	Bank of Kaohsiung Co., Ltd.	379,600	150,702
*	Basso Industry Corp., Ltd.	171,427	133,862
*	Behavior Tech Computer Corp.	84,400	18,998
*	Bes Engineering Corp.	1,169,050	268,465
	Biostar Microtech International Corp.	138,712	57,456
*	C Sun Manufacturing, Ltd.	128,435	61,225
*	Carnival Industrial Corp.	287,000	59,599
	Catcher Co., Ltd.	321,218	1,077,978
	Cathay Chemical Works, Inc.	98,000	32,273
	Cathay Financial Holdings Co., Ltd.	1,662,210	3,178,097
	Cathay Real Estate Development Co., Ltd.	1,035,000	437,145
	Central Reinsurance Co., Ltd.	376,897	158,669
	Chain Qui Development Co., Ltd.	77,464	49,842
	Champion Building Materials Co., Ltd.	234,649	88,099
	Chang Hwa Commercial Bank	3,127,000	1,850,357
	Charoen Pokphand Enterprises Co., Ltd.	134,000	59,536
	Cheng Loong Corp.	844,000	244,165
	Cheng Shin Rubber Industry Co., Ltd.	470,816	625,421
	Cheng Uei Precision Industry Co., Ltd.	293,351	614,328
	Chenming Mold Industrial Corp.	98,707	33,482
	Chi Mei Optoelectronic Corp.	4,546,529	3,818,537
*	Chia Her Industrial Co., Ltd.	140,000	8,118
*	Chia Hsin Cement Corp.	545,382	353,588
	Chicony Electronics Co., Ltd.	183,585	329,626
*	Chien Shing Stainless Steel Co., Ltd.	191,000	39,410
	Chilisin Electronics Corp.	71,784	29,448
*	China Airlines	1,665,621	563,113
	China Chemical & Pharmaceutical Co.	300,000	135,714
	China Development Financial Holding Corp.	8,867,592	2,794,849
	China Ecotek Corp.	60,000	90,268
	China Electric Manufacturing Co., Ltd.	337,220	170,297
*	China General Plastics Corp.	313,000	100,876
	China Glaze Co., Ltd.	111,264	33,610
	China Hi-Ment Corp.	124,135	157,944
*	China Life Insurance Co., Ltd.	791,280	416,486

39

*	China Man-Made Fiber Co., Ltd.	1,031,662	227,086
*	China Metal Products Co., Ltd.	168,470	216,595
	China Motor Co., Ltd.	658,716	384,448
*	China Petrochemical Development Corp.	1,444,000	518,910
	China Steel Chemical Corp.	97,998	227,759
	China Steel Corp.	2,425,679	2,968,996
	China Steel Structure Co., Ltd.	127,000	69,855
	China Synthetic Rubber Corp.	366,000	367,611
*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	48,041
	Chinatrust Financial Holdings Co., Ltd.	4,074,243	2,621,437
	Chinese Maritime Transport, Ltd.	86,460	248,848
*	Ching Feng Home Fashions Industries Co., Ltd.	137,700	52,541
	Chin-Poon Industrial Co., Ltd.	353,000	201,067
	Chroma Ate, Inc.	108,811	174,221
	Chun Yu Works & Co., Ltd.	230,000	72,578
	Chun Yuan Steel Industrial Co., Ltd.	495,541	199,646
	Chung Hsin Electric & Machinery Co., Ltd.	357,000	218,484
	Chung Hung Steel Corp.	851,000	513,947
	Chung Hwa Pulp Corp.	481,000	240,656
	Chungwa Picture Tubes Co., Ltd.	7,227,604	1,510,116
	Clevo Co.	259,896	332,583
*	CMC Magnetics Corp.	3,184,000	819,370
	Collins Co., Ltd.	258,000	81,557
	Compal Communications, Inc.	204,744	279,816
	Compal Electronics, Inc.	3,008,367	2,698,651
	Compeq Manufacturing Co., Ltd.	951,000	307,617
	Continental Engineering Corp.	731,667	330,624
	Cosmo Electronics Corp.	49,500	54,898
*	Cosmos Bank Taiwan	708,400	41,779
	CTCI Corp.	448,896	297,736
	CX Technology Co., Ltd.	80,579	26,625
	Cybertan Technology, Inc.	117,255	169,710
	Cyntec Co., Ltd.	80,363	111,155
	Da-Cin Construction Co., Ltd.	238,809	129,226
*	Delpha Construction Co., Ltd.	199,000	37,926
	Delta Electronics Industrial Co., Ltd.	428,605	1,147,992
*	Depo Auto Parts Industrial Co., Ltd.	112,634	273,643
	Diamond Flower Electric Instrument Co., Ltd.	50,754	110,420
	D-Link Corp.	528,211	636,504
	E.Sun Financial Holding Co., Ltd.	2,822,825	1,087,299
	Eastern Media International	958,922	288,759
	Eclat Textile Co., Ltd.	141,371	50,484
	Edom Technology Co., Ltd.	101,600	39,026
	Elan Microelectronics Corp.	179,974	214,169
*	E-Lead Electronic Co., Ltd.	37,000	23,914
	Elite Material Co., Ltd.	253,954	89,246
	Elite Semiconductor Memory Technology, Inc.	173,390	215,170
*	Elitegroup Computer Systems Co., Ltd.	1,078,460	377,513
*	EnTie Commercial Bank	282,000	49,089
	Epistar Corp.	274,411	491,066
	Eten Information Systems, Ltd.	208,979	376,372

40

	Eternal Chemical Co., Ltd.	712,602	546,826
*	Eva Airways Corp.	1,863,245	682,043
	Everest Textile Co., Ltd.	303,064	56,846
	Evergreen International Storage & Transport Corp.	849,000	550,886
	Evergreen Marine Corp., Ltd.	1,147,170	650,087
	Everlight Chemical Industrial Corp.	318,000	167,592
	Everlight Electronics Co., Ltd.	96,889	229,075
*	Everspring Industry Co., Ltd.	142,000	28,365
*	Evertop Wire Cable Corp.	100,459	24,598
	Excel Cell Electronics Co., Ltd.	90,000	34,362
	Far East Textile, Ltd.	1,720,845	1,578,544
	Far Eastern Department Stores, Ltd.	779,046	571,018
*	Far Eastern International Bank	1,581,265	400,994
	Federal Corp.	338,982	167,983
	Feng Hsin Iron & Steel Co., Ltd.	255,131	490,382
	Feng Tay Enterprise Co., Ltd.	384,808	243,908
	First Copper Technology Co., Ltd.	208,000	57,816
	First Financial Holding Co., Ltd.	3,391,306	2,560,285
	First Hotel	193,398	169,882
*	First Steamship Co., Ltd.	77,000	147,110
	Flytech Technology Co., Ltd.	42,900	96,361
	Formosa Chemicals & Fiber Co., Ltd.	2,276,830	3,909,728
	Formosa Epitaxy, Inc.	122,022	97,161
	Formosa International Hotels Corp.	31,985	511,689
	Formosa Plastics Corp.	1,557,271	3,034,582
	Formosa Taffeta Co., Ltd.	857,460	648,026
	Formosan Rubber Group, Inc.	437,000	220,815
*	Formosan Union Chemical Corp.	205,352	84,315
*	Fortune Electric Co., Ltd.	87,000	120,340
*	Foxconn Technology Co., Ltd.	203,518	1,004,546
*	Fu I Industrial Co., Ltd.	176,000	40,504
	Fubon Financial Holding Co., Ltd.	3,244,000	2,732,213
	Fwuson Industry Co., Ltd.	170,980	55,119
	G Shank Enterprise Co., Ltd.	186,093	150,360
	G.T.M. Corp.	127,000	67,441
	Gem Terminal Industries Co., Ltd.	100,775	79,202
	Giant Manufacture Co., Ltd.	117,600	341,369
*	Giga Storage Corp.	279,000	50,679
	Giga-Byte Technology Co., Ltd.	598,750	415,235
	Globe Union Industrial Corp.	230,018	168,285
	Gold Circuit Electronics, Ltd.	354,240	180,970
	Goldsun Development & Construction Co., Ltd.	1,060,605	445,546
	Good Will Instrument Co., Ltd.	66,150	39,786
	Gordon Auto Body Parts Co., Ltd.	108,757	31,755
*	Grand Pacific Petrochemical Corp.	547,000	137,880
	Grape King, Inc.	106,000	59,256
	Great China Metal Industry Co., Ltd.	202,000	89,945
	Great Taipei Gas Co., Ltd.	477,000	274,179
	Great Wall Enterprise Co., Ltd.	259,949	285,860
	Greatek Co., Ltd.	279,083	298,228
	Hanpin Co., Ltd.	80,000	40,674
	Hey Song Corp.	476,000	194,317

41

	Highwealth Construction Corp.	259,273	217,862
*	Ho Tung Holding Corp.	538,000	176,996
	Hocheng Corp.	267,300	80,072
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	38,899
*	Hon Hai Precision Industry Co., Ltd.	1,063,764	5,336,409
	Hong Tai Electric Industrial Co., Ltd.	273,000	135,625
	Hong Yi Fiber Industry Co., Ltd.	148,000	31,627
*	Honmyue Enterprise Co., Ltd.	116,000	22,732
*	Hota Industrial Manufacturing Co., Ltd.	65,600	60,285
	Hotai Motor Co., Ltd.	250,000	628,060
	Hsin Kuang Steel Co., Ltd.	192,307	180,694
	Hsing Ta Cement Co., Ltd.	296,000	91,192
	HTC Corp.	149,416	2,768,520
	Hua Eng Wire & Cable Co., Ltd.	454,000	116,816
	Hua Nan Financial Holding Co., Ltd.	2,972,320	2,208,852
*	Huang Hsiang Construction Corp.	110,000	133,741
	Hung Ching Development & Construction Co., Ltd.	227,000	85,275
	Hung Poo Construction Corp.	226,537	264,488
	Hung Sheng Construction Co., Ltd.	388,000	197,125
*	Hwa Fong Rubber Co., Ltd.	202,000	43,787
	Ichia Technologies, Inc.	274,255	168,967
	I-Chiun Precision Industry Co., Ltd.	114,571	118,974
*	Inernational Semiconductor Technology, Ltd.	367,598	97,649
	Infortrend Technology, Inc.	185,795	187,319
	Innolux Display Corp.	875,300	1,422,986
	Inventec Corp.	1,516,292	889,564
	ITE Technology, Inc.	45,314	106,396
*	Jean Co., Ltd.	90,000	14,541
	Johnson Health Tech Co., Ltd.	160,868	217,513
*	Jui Li Enterprise Co., Ltd.	170,000	45,401
*	K Laser Technology, Inc.	79,000	46,423
	Kang Na Hsiung Co., Ltd.	162,000	79,737
*	Kao Hsing Chang Iron & Steel Corp.	368,000	105,406
	Kaulin Manufacturing Co., Ltd.	106,800	64,743
	Kee Tai Properties Co., Ltd.	303,696	118,753
*	Kenda Rubber Industrial Co., Ltd.	296,276	189,115
	Kian Shen Corp.	41,895	22,154
	King Yuan Electronics Co., Ltd.	966,870	423,478
	Kingdom Construction Co., Ltd.	345,000	152,308
*	King’s Town Bank	862,653	239,665
*	King’s Town Construction Co., Ltd.	213,376	181,178
	Kinpo Electronics, Inc.	1,144,892	318,002
	Kinsus Interconnect Technology Corp.	239,476	460,244
	Knowledge-Yield-Excellence Systems Corp.	175,027	174,181
	Kung Long Batteries Industrial Co., Ltd.	47,000	44,712
*	Kuoyang Construction Co., Ltd.	330,000	167,859
*	Kwong Fong Industries Corp.	361,000	77,840
	Lan Fa Textile Co., Ltd.	265,024	50,154
	Largan Precision Co., Ltd.	39,975	539,516
*	Lead Data Co., Ltd.	243,000	27,387
	Leader Electronics, Inc.	50,309	14,380
*	Leadtek Research, Inc.	125,454	30,248

42

*	Lealea Enterprise Co., Ltd.	705,550	132,693
	Lee Chang Yung Chemical Industry Corp.	402,995	361,417
	Lee Chi Enterprises Co., Ltd.	196,000	66,799
	Lelon Co., Ltd.	89,000	21,805
*	Leofoo Development Co., Ltd.	224,000	135,478
	Les Enphants Co., Ltd.	90,100	64,958
*	Li Peng Enterprise Co., Ltd.	564,920	103,547
	Lian Hwa Foods Corp.	112,000	37,782
*	Lien Chang Electronic Enterprise Co., Ltd.	90,000	23,885
	Lien Hwa Industrial Corp.	559,929	254,468
	Lingsen Precision Industries, Ltd.	225,716	77,191
	Lite-On Technology Corp.	2,003,721	1,968,551
	Long Bon Development Co., Ltd.	388,000	177,426
*	Long Chen Paper Co., Ltd.	407,220	117,283
*	Lucky Cement Corp.	311,000	79,139
	Macronix International Co., Ltd.	2,905,928	1,152,077
	Makalot Industrial Co., Ltd.	85,430	96,841
	Mayer Steel Pipe Corp.	118,678	88,588
	Maywufa Co., Ltd.	102,500	41,135
	Media Tek, Inc.	222,227	2,551,752
	Mega Financial Holding Co., Ltd.	6,844,000	4,303,504
	Meiloon Co., Ltd.	207,044	81,185
	Mercuries & Associates, Ltd.	498,450	203,694
*	Mercuries Data Co., Ltd.	203,000	46,521
	Merida Industry Co., Ltd.	102,000	221,969
	Merry Electronics Co., Ltd.	105,920	190,365
	Microelectronics Technology, Inc.	325,000	173,016
	Micro-Star International Co., Ltd.	814,027	564,780
	Min Aik Technology Co., Ltd.	78,011	103,450
	Mirle Automation Corp.	80,553	79,612
	Mitac International Corp.	1,149,129	644,178
	Mitac Technology Corp.	379,281	209,106
	Mobiletron Electronics Co., Ltd.	73,000	39,782
	Mospec Seminconductor Corp.	79,000	57,840
*	Mustek Systems, Inc.	270,000	34,689
	Nak Sealing Technologies Corp.	59,549	64,785
*	Namchow Chemical Industrial Co., Ltd.	194,000	43,925
	Nan Ya Plastic Corp.	2,362,557	3,696,085
	Nankang Rubber Tire Co., Ltd.	360,166	333,697
	Nantex Industry Co., Ltd.	129,108	109,781
*	Nanya Technology Co., Ltd.	2,693,657	906,730
	National Petroleum Co., Ltd.	233,000	171,314
*	New Asia Construction & Development Co., Ltd.	279,000	43,006
	Nien Hsing Textile Co., Ltd.	471,000	180,615
*	Ocean Plastics Co., Ltd.	161,000	98,977
*	Optimax Technology Corp.	381,654	58,258
	Opto Tech Corp.	291,713	201,629
	Oriental Union Chemical Corp.	640,290	466,810
*	Pacific Construction Co., Ltd.	332,000	45,684
	Pan Jit International, Inc.	243,410	166,787
*	Pan-International Industrial Corp.	309,514	562,397
*	PC Home Online	46,000	37,679

43

	Phihong Technology Co., Ltd.	238,143	97,658
	Phoenix Precision Technology Corp.	560,227	312,752
*	Pihsiang Machinery Mfg. Co., Ltd.	103,000	162,678
	Pou Chen Corp.	1,706,541	1,298,793
	President Chain Store Corp.	187,000	549,398
	Prince Housing & Development Corp.	682,500	229,712
*	Prodisc Technology, Inc.	603,000	28,488
	Promise Technology, Inc.	119,000	91,087
*	Protop Technology Co., Ltd.	148,000	4,130
	Qisda Corp.	1,137,182	572,450
	Quanta Computer, Inc.	877,660	1,319,055
*	Quintain Steel Co., Ltd.	399,000	129,089
	Radium Life Tech Corp.	327,805	236,201
	Ralec Electronic Corp.	50,252	38,508
	Realtek Semiconductor Corp.	253,904	512,994
	Reward Wool Industry Corp.	149,000	30,254
*	Rexon Industrial Corp., Ltd.	118,000	19,847
	Richtek Technology Corp.	37,792	311,351
*	Ritek Corp.	2,509,000	489,217
	Ruentex Development Co., Ltd.	437,000	347,120
	Ruentex Industries, Ltd.	387,000	311,554
*	Sampo Corp.	826,584	119,923
	San Fang Chemical Industry Co., Ltd.	137,550	99,476
	Sanyang Industrial Co., Ltd.	604,926	229,682
	Sanyo Electric Co., Ltd.	246,000	199,604
	SDI Corp.	154,000	98,472
	Senao International Co., Ltd.	96,546	123,975
	Shan-Loong Transportation Co., Ltd.	111,247	49,407
	Sheng Yu Steel Co., Ltd.	231,000	166,960
	Shihlin Electric & Engineering Corp.	364,000	391,996
*	Shihlin Paper Corp.	187,000	176,502
	Shin Kong Financial Holding Co., Ltd.	4,008,564	2,202,321
*	Shin Shin Co., Ltd.	77,000	54,532
	Shinkong Co., Ltd.	210,271	103,083
*	Shinkong Synthetic Fibers Co., Ltd.	1,178,282	280,961
	Shuttle, Inc.	166,000	67,689
	Sigurd Microelectronics Corp.	240,877	110,881
*	Silicon Integrated Systems Corp.	1,083,961	266,383
	Siliconware Precision Industries Co., Ltd.	1,202,492	1,644,321
#	Siliconware Precision Industries Co., Ltd. Sponsored ADR	114,938	790,773
	Silitech Technology Corp.	63,524	183,598
	Sincere Navigation Corp.	268,370	356,132
	Sinkang Industries Co., Ltd.	79,652	35,885
	Sinkong Spinning Co., Ltd.	212,169	135,392
	Sinon Corp.	219,000	80,161
	SinoPac Holdings Co., Ltd.	5,873,000	2,045,420
*	Sintek Photronics Corp.	605,167	173,698
	Sinyi Realty, Inc.	124,969	244,042
	Sitronix Technology Corp.	50,009	122,912
	Siward Crystal Technology Co., Ltd.	66,386	35,790
*	Solelytex Enterprise Corp.	101,000	55,905
	Solomon Technology Corp.	165,609	68,203

44

	South East Soda Manufacturing Co., Ltd.	71,250	118,437
	Southeast Cement Co., Ltd.	455,000	155,682
	Space Shuttle Hi-Tech Co., Ltd.	110,837	26,399
	SPI Electronic Co., Ltd.	142,054	112,718
	Spirox Corp.	137,872	68,992
	Springsoft, Inc.	172,565	182,733
	Standard Chemical & Pharmaceutical Co., Ltd.	157,400	106,213
	Standard Foods Taiwan, Ltd.	239,000	221,317
	Stark Technology, Inc.	124,000	55,819
	Sunonwealth Electric Machine Industry Co., Ltd.	178,718	115,956
*	Sunplus Technology Co., Ltd.	391,581	343,374
*	Sunrex Technology Corp.	192,120	210,850
	Synnex Technology International Corp.	485,041	937,448
	Sysware Systex Corp.	96,993	81,904
*	T JOIN Transportation Co.	349,000	214,127
	Ta Chen Stainless Pipe Co., Ltd.	331,624	277,390
*	Ta Chong Bank, Ltd.	2,145,000	557,124
	Ta Ya Electric Wire & Cable Co., Ltd.	455,155	115,103
	Ta Yih Industrial Co., Ltd.	38,000	18,740
	Tah Hsin Industrial Corp.	159,000	93,552
*	Tai Roun Products Co., Ltd.	200,000	44,084
	Ta-I Technology Co., Ltd.	118,480	81,867
*	Taichung Commercial Bank	1,072,459	402,395
	Tainan Enterprises Co., Ltd.	122,180	87,791
	Tainan Spinning Co., Ltd.	1,260,000	431,580
	Taishin Financial Holdings Co., Ltd.	4,491,385	1,378,426
*	Taisun Enterprise Co., Ltd.	214,800	52,095
	Taita Chemical Co., Ltd.	165,830	45,016
	Taiwan Acceptance Corp.	96,000	61,494
*	Taiwan Business Bank	2,492,118	785,536
	Taiwan Cement Corp.	2,276,709	2,225,222
	Taiwan Cooperative Bank	3,203,935	2,359,013
	Taiwan Fertilizer Co., Ltd.	327,000	1,005,946
	Taiwan Fire & Marine Insurance Co., Ltd.	223,000	158,080
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	11,244
	Taiwan Fu Hsing Industrial Co., Ltd.	136,000	61,320
	Taiwan Glass Industrial Corp.	828,918	617,576
	Taiwan Hon Chuan Enterprise Co., Ltd.	120,168	118,075
	Taiwan Kai Yih Industrial Co., Ltd.	63,089	25,493
*	Taiwan Kolin Co., Ltd.	508,000	19,239
	Taiwan Life Insurance Co., Ltd.	368,831	370,784
	Taiwan Line Tek Electronic Co., Ltd.	64,788	30,038
	Taiwan Mask Corp.	216,000	99,725
	Taiwan Navigation Co., Ltd.	153,720	299,594
	Taiwan Paiho Co., Ltd.	186,670	111,226
*	Taiwan Pulp & Paper Corp.	211,000	87,787
	Taiwan Sakura Corp.	147,457	46,579
	Taiwan Secom Co., Ltd.	205,932	358,240
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,399,471	8,103,093
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	39,400	382,574
	Taiwan Sogo Shinkong Security Co., Ltd.	233,407	184,719
	Taiwan Styrene Monomer Corp.	415,148	134,229

45

*	Taiwan Tea Corp.	523,654	266,535
*	Taiyen Biotech Co., Ltd.	199,000	110,765
*	Tatung Co., Ltd.	3,690,000	1,346,431
*	Teapo Electronic Corp.	190,000	30,349
	Teco Electric & Machinery Co., Ltd.	2,051,000	899,694
*	Tecom, Ltd.	276,000	139,613
	Ten Ren Tea Co., Ltd.	40,170	35,741
	Test-Rite International Co., Ltd.	381,863	217,236
	Tex-Ray Industrial Co., Ltd.	84,000	19,379
	The Ambassador Hotel	233,000	331,838
*	The Chinese Bank	830,000	—
	The First Insurance Co., Ltd.	195,640	75,329
	Thinking Electronic Industrial Co., Ltd.	76,058	52,990
	Thye Ming Industrial Co., Ltd.	87,957	79,984
	Ton Yi Industrial Corp.	1,196,000	529,910
	Tong Yang Industry Co., Ltd.	352,884	248,743
*	Tong-Hwa Synthetic Fiber Co., Ltd.	180,000	11,781
	Transcend Information, Inc.	174,847	454,943
	Tsann Kuen Enterprise Co., Ltd.	202,358	164,248
	TSRC Corp.	334,650	403,893
	TTET Union Corp.	71,000	71,844
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	20,346
	Tung Ho Steel Enterprise Corp.	447,400	589,109
*	Twinhead International Corp.	301,000	33,940
*	TYC Brother Industrial Co., Ltd.	259,294	135,024
*	Tycoons Group Enterprise Co., Ltd.	389,000	115,042
	Tyntek Corp.	187,796	141,568
*	Tze Shin International Co., Ltd.	87,980	47,675
	U-Ming Marine Transport Corp.	182,200	480,274
*	Uniform Industrial Corp.	22,470	14,514
*	Union Bank of Taiwan	1,462,000	268,034
*	Union Insurance Co., Ltd.	27,595	9,462
	Uni-President Enterprises Corp.	1,601,061	1,721,683
	Unitech Electronics Co., Ltd.	170,457	77,793
	Unitech Printed Circuit Board Corp.	314,579	178,841
	United Integration Service Co., Ltd.	225,800	161,245
	United Microelectronics Corp.	10,116,441	4,217,429
	Unity Opto Technology Co., Ltd.	201,689	119,470
*	Universal Cement Corp.	411,773	267,904
	Universal Microelectronics Co., Ltd.	77,926	22,648
	Universal Scientific Industrial Co., Ltd.	879,093	457,410
	Universal, Inc.	85,000	29,391
	UPC Technology Corp.	566,468	256,067
	USI Corp.	533,000	242,778
	U-TECH Media Corp.	189,000	47,177
*	Ve Wong Corp.	135,000	77,489
*	Veutron Corp.	65,000	15,251
*	Via Technologies, Inc.	805,000	552,944
*	Visual Photonics Epitacy Co., Ltd.	29,734	33,246
	Walsin Lihwa Corp.	2,711,021	938,627
*	Walsin Technology Corp., Ltd.	423,519	209,842
	Wan Hai Lines Co., Ltd.	1,029,359	557,462

46

	Wan Hwa Enterprise Co., Ltd.	101,915	44,692
*	Waterland Financial Holdings	1,734,020	498,249
*	Wei Chih Steel Industrial Co., Ltd.	210,000	78,871
*	Wei Chuan Food Corp.	262,000	167,196
	Weltrend Semiconductor, Inc.	149,275	119,950
*	Winbond Electronics Corp.	3,670,000	659,960
	Wintek Corp.	1,122,064	698,598
	Wistron Corp.	772,042	1,117,801
	Wistron NeWeb Corp.	126,166	160,362
*	Wus Printed Circuit Co., Ltd.	309,000	55,639
*	Ya Hsin Industrial Co., Ltd.	582,965	—
	Yageo Corp.	2,522,000	747,222
	Yang Ming Marine Transport Corp.	1,176,225	570,881
*	Yeung Cyang Industrial Co., Ltd.	247,703	186,234
*	Yi Jinn Industrial Co., Ltd.	286,300	51,918
	Yieh Phui Enterprise Co., Ltd.	1,150,674	461,855
	Yosun Industrial Corp.	219,979	165,653
	Yuanta Financial Holding Co., Ltd.	2,237,292	1,278,489
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,277,772	418,263
	Yulon Motor Co., Ltd.	793,712	636,790
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	135,098
	Yung Shin Pharmaceutical Industrial Co., Ltd.	206,000	199,122
	Yung Tay Engineering Co., Ltd.	339,000	188,904
	Zig Sheng Industrial Co., Ltd.	352,228	63,604
	Zinwell Corp.	118,979	224,068
	Zippy Technology Corp.	106,029	53,403
*	Zyxel Communication Corp.	359,110	292,796
TOTAL COMMON STOCKS			195,381,473

RIGHTS/WARRANTS — (0.0%)
*	Pan Jit International, Inc. Rights 09/18/08	8,586	1,334
TOTAL — TAIWAN			195,382,807

THAILAND — (1.8%)
COMMON STOCKS — (1.8%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	758,400	201,561
*	Adkinson Securities PCL (Foreign)	4,309,000	65,440
*	Adkinson Securities PCL (Foreign) NVDR	2,260,400	34,328
	Advance Info Service PCL (Foreign)	308,700	802,404
#	Amata Corp. PCL (Foreign)	387,500	124,489
	Asia Plus Securities PCL (Foreign)	1,281,200	85,314
	Asia Plus Securities PCL (Foreign) NVDR	1,260,100	83,908
	Asian Insulators PCL (Foreign)	151,900	27,062
	Asian Property Development PCL (Foreign) NVDR	4,923,400	776,471
	Ayudhya Insurance PCL (Foreign)	191,400	102,296
*	Bangchak Petroleum PCL (Foreign)	483,600	144,063
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	98,584
#	Bangkok Bank PCL (Foreign)	533,000	1,836,857
	Bangkok Bank PCL (Foreign) NVDR	101,800	347,856
	Bangkok Chain Hospital PCL (Foreign)	495,200	107,023

47

	Bangkok Dusit Medical Services PCL (Foreign)	307,800	328,116
	Bangkok Expressway PCL (Foreign)	467,900	241,876
*	Bangkok Land PCL (Foreign)	2,335,700	30,697
*	Bangkok Land PCL (Foreign) NVDR	32,280,300	424,245
* #	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	950,200	568,899
*	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	742,900	444,785
	Banpu PCL (Foreign)	78,800	902,150
#	BEC World PCL (Foreign)	712,400	466,056
	Big C Supercenter PCL (Foreign) NVDR	27,000	39,033
	Bualuang Securities PCL (Foreign)	137,100	58,460
#	Bumrungrad Hospital PCL (Foreign)	120,700	132,192
	Bumrungrad Hospital PCL (Foreign) NVDR	206,900	226,599
	C.P. Seven Eleven PCL (Foreign)	813,100	256,468
	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,355,500	313,700
	Capital Nomura Securities PCL (Foreign) NVDR	123,300	78,143
	Central Plaza Hotel PCL (Foreign)	493,100	69,414
#	Ch. Karnchang PCL (Foreign)	677,100	89,779
	Charoen Pokphand Foods PCL (Foreign)	3,598,100	409,830
	Charoong Thai Wire & Cable PCL (Foreign)	343,000	62,109
#	Delta Electronics (Thailand) PCL (Foreign)	722,300	369,166
	Dynasty Ceramic PCL (Foreign)	127,500	61,069
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	78,102
	Erawan Group PCL (Foreign) (B014970)	1,041,400	103,410
	Erawan Group PCL (Foreign) (B014981)	73,800	7,328
*	G J Steel PCL (Foreign)	21,332,000	205,595
	GMM Grammy PCL (Foreign)	186,400	73,493
	Golden Land Property PCL (Foreign) NVDR	698,800	113,269
	Hana Microelectronics PCL (Foreign)	364,757	190,688
	Hermraj Land & Development PCL (Foreign)	9,272,000	319,537
	Home Product Center PCL (Foreign)	962,534	132,686
	ICC International PCL (Foreign)	49,200	56,758
	Indorama Polymers PCL (Foreign)	576,100	162,365
	Italian-Thai Development PCL (Foreign)	2,590,100	346,456
	Italian-Thai Development PCL (Foreign) NVDR	701,000	93,767
*	ITV PCL (Foreign)	183,700	5,633
*	Jasmine International PCL (Foreign)	7,798,200	93,378
	Kasikornbank PCL (Foreign)	593,900	1,248,855
	Kasikornbank PCL (Foreign) NVDR	178,600	375,561
	KGI Securities One PCL (Foreign)	1,867,000	77,428
	Kgi Securities Thailand PCL	1,921,600	79,692
#	Khon Kaen Sugar Industry PCL (Foreign)	567,400	148,313
	Kiatnakin Bank PCL (Foreign) NVDR	58,600	33,716
	Kiatnakin Finance PCL (Foreign)	279,800	160,983
	Kim Eng Securities Thailand PCL (Foreign) (6711618)	253,700	121,515
	Kim Eng Securities Thailand PCL (Foreign) (6711629)	278,100	133,202
	Krung Thai Bank PCL (Foreign)	4,476,200	993,549
	Krungthai Card PCL (Foreign)	115,200	61,234
	L.P.N. Development PCL (Foreign) NVDR	1,590,700	230,428
	Lalin Property PCL (Foreign)	1,458,800	75,837
	Land & Houses PCL (Foreign)	942,800	188,615
	Land & Houses PCL (Foreign) NVDR	2,348,700	456,158

48

	Lanna Resources PCL (Foreign)	119,100	36,175
*	Loxley PCL (Foreign)	1,996,500	146,939
	Major Cineplex Group PCL (Foreign)	313,000	116,095
	MBK Development PCL (Foreign)	134,200	268,478
	Minor Corp. PCL (Foreign)	117,800	45,758
	Modernform Group PCL (Foreign)	31,000	35,310
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	24,638
	Padaeng Industry PCL (Foreign) NVDR	550,900	349,139
	Polyplex PCL (Foreign)	373,900	72,618
	Power Line Engineering PCL (Foreign)	560,800	40,619
	Pranda Jewelry PCL (Foreign)	462,100	95,821
	Precious Shipping PCL	233,900	134,574
	Precious Shipping PCL (Foreign) NVDR	694,000	399,293
	Property Perfect PCL (Foreign)	1,383,500	141,421
	PTT Aromatics & Refining PCL (Foreign)	598,643	377,649
	PTT Chemical PCL (Foreign)	605,671	1,335,519
	PTT Exploration & Production PCL (Foreign)	301,900	1,313,759
*	PTT PCL (Foreign)	350,400	2,722,149
	Quality Houses PCL (Foreign)	10,732,400	567,338
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	523,256
#	Regional Container Lines PCL (Foreign)	384,200	182,899
	Robinson Department Store PCL (Foreign)	623,500	185,739
	Rojana Industrial Park PCL (Foreign)	399,900	140,152
	Saha-Union PCL (Foreign)	297,800	155,684
	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	230,381
	Samart Corporation PCL (Foreign)	428,600	86,371
	Samart I-Mobile PCL (Foreign)	1,746,000	105,046
	Sansiri PCL (Foreign)	1,512,700	105,147
	SC Asset Corp. PCL (Foreign)	430,100	96,722
*	Seamico Securities PCL (Foreign) (6727756)	1,369,200	87,974
*	Seamico Securities PCL (Foreign) (6727927)	417,400	26,819
	Serm Suk PCL (Foreign) NVDR	112,700	43,941
*	Shinawatra Satellite PCL (Foreign)	590,000	99,080
*	Siam City Bank PCL (Foreign)	833,100	343,070
#	Siam City Cement PCL (Foreign)	58,600	289,235
#	Siam Commercial Bank PCL (Foreign)	700,900	1,606,911
	Siam Future Development PCL (Foreign)	193,700	56,006
	Siam Makro PCL (Foreign)	79,800	198,102
* #	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	184,114
	Sri Trang Agro Industry PCL (Foreign)	91,900	39,723
	Supalai PCL (Foreign)	2,095,700	172,601
	SVOA PCL (Foreign)	833,400	22,393
	Tata Steel (Thailand) PCL (Foreign)	2,129,300	120,022
	Thai Oil PCL (Foreign)	646,000	938,624
	Thai Plastic & Chemicals PCL (Foreign)	551,200	328,402
	Thai Reinsurance PCL (Foreign)	220,700	38,674
*	Thai Rung Union Car PCL (Foreign)	201,500	15,418
	Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	159,463
#	Thai Union Frozen Products PCL (Foreign)	345,400	187,630
	Thai Union Frozen Products PCL (Foreign) NVDR	329,100	178,775
	Thai Vegetable Oil PCL (Foreign)	271,125	168,661
#	Thanachart Capital PCL (Foreign)	1,330,200	458,422

49

	The Siam Cement PCL (Foreign)	74,600	368,207
	The Siam Cement PCL (Foreign) NVDR	40,200	193,721
#	Thoresen Thai Agencies PCL (Foreign)	279,200	307,821
	Ticon Industrial Connection PCL (Foreign)	266,300	115,106
	Tipco Asphalt PCL (Foreign)	62,800	30,446
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	33,856
	Tisco Bank PCL (Foreign) NVDR	840,500	444,306
#	TISCO Finance PCL (Foreign)	123,100	65,073
* #	TMB Bank PCL (Foreign)	12,283,112	419,721
#	TPI Polene PCL (Foreign)	1,060,200	129,429
* #	True Corp. PCL (Foreign)	1,709,700	131,823
*	TT&T PCL (Foreign)	1,272,900	27,510
	Univanich Palm Oil PCL (Foreign)	15,000	32,637
	Vanachai Group PCL (Foreign)	1,337,400	117,179
	Vibhavadi Medical Center PCL (Foreign)	479,100	41,138
	Vinythai PCL (Foreign)	563,300	120,919
	Workpoint Entertainment PCL (Foreign)	81,400	20,802
TOTAL COMMON STOCKS			35,176,436

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	11,425,426	23,358
TOTAL — THAILAND			35,199,794

TURKEY — (2.3%)
COMMON STOCKS — (2.3%)
	Adana Cimento Sanayi Ticaret A.S.	38,529	16,148
	Afyon Cimento Sanayii Ticaret A.S.	32	24,797
	Akbank T.A.S.	442,519	2,270,530
	Akcansa Cimento Sanayi ve Ticaret A.S.	65,982	257,170
*	Akenerji Elektrik Uretim A.S.	17,034	155,313
*	Aksa Akrilik Kimya Sanayii A.S.	68,123	115,751
	Aksigorta A.S.	197,071	837,431
	Alarko Holding A.S.	205,661	454,346
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	34,639	39,146
	Alkim Alkali Kimya A.S.	8,812	60,738
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	151,337
	Anadolu Anonim Turk Sigorta Sirketi A.S.	259,957	276,334
*	Anadolu Cam Sanayii A.S.	148,329	259,818
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	113,436	1,216,617
	Anadolu Hayat Sigorta A.S.	76,696	200,382
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,993	91,762
	Arcelik A.S	141,892	550,087
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	20,792	84,449
*	Asya Katilim Bankasi A.S.	135,927	295,103
*	Ayen Enerji A.S.	58,827	110,943
*	Aygaz A.S.	176,191	469,835
	Bagfas Bandirma Gubre Fabrikalari A.S.	2,287	269,425
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	64,465	131,058
	Bati Anabolu Cimento A.S.	20,789	135,904
	Bati Soeke Cimento Sanayi A.S.	28,195	36,650

50

*	Beko Elektronik A.S.	47,876	28,078
	BIM BirlesikMagazalar A.S.	23,682	914,760
	Bolu Cimento Sanayii A.S.	112,064	159,566
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	123,074
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	904	53,106
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	70,982
*	Boyner Buyuk Magazacilik A.S.	20,255	22,178
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	48,842
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	35,465
	Bursa Cimento Fabrikasi A.S.	29,019	124,446
	Celebi Hava Servisi A.S.	7,050	51,062
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	43,723
	Cimsa Cimento Sanayi ve Ticaret A.S.	53,275	256,608
	Coca-Cola Icecek A.S.	11,750	106,512
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*	Deva Holding A.S.	26,142	263,514
*	Dogan Gazetecilik A.S.	39,912	82,745
*	Dogan Sirketler Grubu Holding A.S.	738,045	1,072,863
*	Dogan Yayin Holding A.S.	178,886	297,717
	Dogus Otomotiv Servis ve Ticaret A.S.	82,629	272,342
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	77,182
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	258,831	292,586
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	58,324
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	16,803
	Enka Insaat ve Sanayi A.S.	132,728	1,176,587
	Eregli Demir ve Celik Fabrikalari Turk A.S.	664,339	4,462,510
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	4,968	58,189
*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,451	89,903
	Ford Otomotiv Sanayi A.S.	63,208	487,245
*	Fortis Bank A.S.	18,516	19,489
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	30,127
*	Global Yatirim Holding A.S.	192,034	145,808
*	Goldas Kuyumculuk Sanayi A.S.	61,429	75,327
*	Goodyear Lastikleri T.A.S.	9,889	103,339
*	GSD Holding A.S.	306,380	351,049
	Gubre Fabrikalari Ticaret A.S.	1,843	69,197
	Gunes Sigorta A.S.	34,974	87,428
	Hektas Ticaret T.A.S.	29,495	27,140
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	408,374	573,705
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	36,041	94,756
*	Ihlas Holding A.S.	393,906	201,312
*	Isiklar Ambalaj A.S.	87,711	41,096
	Izmir Demir Celik Sanayii A.S.	123,114	309,265
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	125,410	125,082
	Karton Sanayi ve Ticaret A.S.	1,139	54,350
*	Koc Holding A.S. Series B	446,493	1,544,580
	Konya Cimento Sanayii A.S.	2,341	80,877
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	111,688	180,648
	Mardin Cimento Sanayii ve Ticaret A.S.	34,456	144,391
*	Marmari Marti Otel Isletmeleri A.S.	82,260	46,895
	Marshall Boya ve Vernik Sanayii A.S.	2,741	24,181

51

*	Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	79,358
	Migros Turk A.S.	80,513	1,459,405
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	17,422
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	49,450
*	Net Holding A.S.	200,015	110,445
*	Net Turizm Ticaret ve Sanayi A.S.	68,612	37,905
	Nortel Networks Netas Telekomuenikasyon A.S.	8,028	100,882
	Otobus Karoseri Sanayi A.S.	13,080	159,998
*	Parsan Makina Parcalari Sanayii A.S.	39,195	76,638
	Pinar Entegre Et ve Un Sanayi A.S.	17,450	47,692
	Pinar Sut Mamulleri Sanayii A.S.	25,245	100,782
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	53,652
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	58,448	134,247
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	16,200
*	Sekerbank TAS	168,606	319,539
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,750	100,576
*	Tat Konserve Sanayii A.S.	142,867	299,490
*	TAV Havalimanlari Holding A.S.	41,973	256,879
*	Tekstil Bankasi A.S.	163,669	243,265
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	186,385
	Tofas Turk Otomobil Fabrikasi A.S.	136,577	456,482
*	Trakya Cam Sanayii A.S.	355,329	482,785
	Tupras-Turkiye Petrol Rafinerileri A.S.	130,810	3,063,985
	Turcas Petrol A.S.	34,115	157,282
*	Turk Ekonomi Bankasi A.S.	314,694	393,766
*	Turk Hava Yollari Anonim Ortakligi A.S.	44,123	240,401
*	Turk Sise ve Cam Fabrikalari A.S.	535,432	722,388
	Turkcell Iletisim Hizmetleri A.S.	212,663	1,406,874
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	203,366
*	Turkiye Garanti Bankasi A.S.	1,473,324	4,361,779
*	Turkiye Halk Bankasi A.S.	12,943	71,303
	Turkiye Is Bankasi A.S.	840,234	3,991,872
*	Turkiye Sinai Kalkinma Bankasi A.S.	66,228	61,574
	Turkiye Vakiflar Bankasi T.A.O.	713,000	1,347,628
	Ulker Biskuvi Sanayi A.S.	117,417	300,541
*	USAS Ucak Servisi A.S.	31,408	36,310
*	Uzel Makina Sanayii A.S.	63,027	41,501
*	Vestel Elektronik Sanayi ve Ticaret A.S.	105,907	172,040
	Yapi Kredi Finansal Kiralama A.S.	73,518	141,352
	Yapi Kredi Sigorta A.S.	27,709	351,486
*	Yapi ve Kredi Bankasi A.S.	396,289	880,867
*	Zorlu Enerji Elektrik Uretim A.S.	46,501	198,883
TOTAL — TURKEY			46,522,704

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $5,390,000 FNMA 5.00%, 04/01/23, valued at $5,223,897) to be repurchased at $5,145,109	$5,144	5,144,000

52

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§ @	DFA Short Term Investment Fund LP	$248,469	$248,468,916

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $44,475,358 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/27 to 07/01/37 & FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/21 to 07/01/38, valued at $9,929,950) to be repurchased at $9,737,560	9,735	9,735,245
TOTAL SECURITIES LENDING COLLATERAL			258,204,161

TOTAL INVESTMENTS - (100.0%)
(Cost $1,891,574,781)##			$2,008,099,179

53

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

DFA ONE-YEAR FIXED INCOME PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA One-Year Fixed Income Series of
The DFA Investment Trust Company	346,819,490	$3,464,726,705
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $3,451,880,942)##		$3,464,726,705

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company	306,805,429	$3,224,525,059
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $3,085,801,096)##		$3,224,525,059

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Face
		Amount ^	Value †
		(000)

	AUSTRALIA — (6.1%)
	BONDS — (6.1%)
	Australia & New Zealand Banking Group, Ltd.
	5.750%, 11/10/08	5,146	$4,401,066
	National Australia Bank, Ltd.
(c)	4.750%, 11/28/08	450	424,944
(g)	4.250%, 12/30/08	215	389,258
	National Australia Bank, Ltd. Floating Rate Note
(r) (e)	4.917%, 07/27/09	2,500	3,646,533
	Toyota Finance Australia
	5.260%, 12/19/08	4,800	4,095,442
	Westpac Banking Corp. Floating Rate Note
(r) (e)	5.011%, 12/22/09	1,750	2,546,213
	TOTAL — AUSTRALIA		15,503,456

	AUSTRIA — (3.3%)
	BONDS — (3.3%)
	Austria Government International Bond
(z)	6.000%, 09/26/08	9,150	6,393,679
	Oesterreichische Kontrollbank AG
(g)	6.000%, 06/15/09	1,060	1,940,794
	TOTAL — AUSTRIA		8,334,473

	CANADA — (2.1%)
	BONDS — (2.1%)
	Canadian Government
(e)	4.500%, 04/28/09	3,218	4,708,036
	Export Development Canada
(z)	6.500%, 02/23/09	1,000	694,303
	TOTAL — CANADA		5,402,339

	DENMARK — (2.1%)
	BONDS — (2.1%)
	Denmark, Kingdom of
	6.000%, 11/15/09	2,600	520,022
	Kommunekredit
	5.500%, 08/13/09	24,700	4,873,685
	TOTAL — DENMARK		5,393,707

	FRANCE — (5.8%)
	BONDS — (5.8%)
	BNP Paribas Finance, Inc. Floating Rate Note
(r)	5.463%, 04/14/10	3,850	5,665,347

1

	Caisse D’Amortissement de la Dette Sociale
(z)	7.000%, 01/30/09	5,692	3,960,796
	French Government Note
	8.500%, 10/25/08	3,400	5,012,910
TOTAL — FRANCE			14,639,053

GERMANY — (6.3%)
BONDS — (6.3%)
	BundesObligation
	3.500%, 10/10/08	1,000	1,465,260
	Deutsche Bank AG
(n)	4.500%, 05/15/09	20,600	3,738,409
	Kreditanstalt fuer Wiederaufbau
(s)	3.750%, 01/28/09	22,000	3,385,013
(t)	6.125%, 02/05/09	1,200	1,024,558
	Landwirtschaftliche Rentenbank
(z)	5.700%, 03/26/09	2,987	2,064,476
	3.375%, 09/22/09	2,300	3,313,591
	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
(c)	4.500%, 01/26/09	800	756,234
	Norddeutsche Landesbank Girozentrale AG
(j)	0.450%, 01/19/09	32,000	293,671
TOTAL — GERMANY			16,041,212

IRELAND — (2.6%)
BONDS — (2.6%)
	General Electric Capital Floating Rate Note
(g) (r)	6.228%, 02/01/10	3,600	6,535,373

JAPAN — (0.9%)
BONDS — (0.9%)
	Toyota Motor Credit Corp.
(g)	4.000%, 12/11/08	1,220	2,209,223

NETHERLANDS — (6.4%)
BONDS — (6.4%)
	Bank Nederlandse Gemeenten
(z)	6.326%, 10/16/08	3,950	2,757,661
(g)	4.625%, 12/07/08	255	462,931
(z)	5.250%, 06/17/09	4,272	2,931,360
	Nederlandse Waterschapsbank N.V.
(g)	4.625%, 12/30/08	1,962	3,559,782
	Rabobank Nederland
(s)	2.250%, 05/08/09	11,100	1,684,546
	3.750%, 09/15/09	3,310	4,785,054
TOTAL — NETHERLANDS			16,181,334

NORWAY — (4.7%)
BONDS — (4.7%)
	Eksportfinans
(t)	4.960%, 10/23/08	5,000	4,277,485
(z)	6.700%, 02/19/09	2,600	1,808,319

2

	Kommunalbanken
(z)	6.700%, 03/16/09	3,400	2,362,504
(t)	5.350%, 06/15/09	2,635	2,233,988
	5.000%, 07/14/09	7,000	1,274,529
TOTAL — NORWAY			11,956,825

SPAIN — (1.3%)
BONDS — (1.3%)
	Santander International Debt SA Floating Rate Note
(r)	5.008%, 10/21/09	2,200	3,219,309

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.3%)
BONDS — (3.3%)
	European Investment Bank
(g)	4.500%, 10/23/08	1,660	3,019,642
(g)	6.250%, 12/07/08	800	1,459,241
(s)	4.000%, 04/15/09	6,000	922,700
	Nordic Investment Bank
(g)	5.750%, 11/06/08	710	1,293,370
	World Bank (International Bank for Reconstruction & Development)
(z)	5.500%, 11/03/08	425	296,122
(t)	4.850%, 01/29/09	1,433	1,220,551
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			8,211,626

SWEDEN — (6.2%)
BONDS — (6.2%)
	City of Stockholm
	3.375%, 03/08/10	10,000	1,506,925
	Kommuninvest
(t)	5.100%, 09/29/08	3,550	3,042,818
(t)	5.050%, 10/28/08	3,480	2,975,638
	Sweden Government Bond
	4.000%, 12/01/09	11,000	1,694,839
	Swedish Export Credit Corp.
(z)	6.000%, 12/19/08	880	611,508
(d)	5.375%, 10/15/09	30,000	5,892,735
TOTAL — SWEDEN			15,724,463

UNITED KINGDOM — (6.2%)
BONDS — (6.2%)
	Bank of England
(e)	3.000%, 01/27/09	1,320	1,922,369
	Bank of Scotland
	4.500%, 12/17/08	560	1,012,396
	BP Capital Markets P.L.C.
	5.125%, 12/07/08	1,625	2,951,639
	5.375%, 01/09/09	2,080	3,777,123
	Network Rail Finance P.L.C.
	4.875%, 03/06/09	3,370	6,116,244
TOTAL — UNITED KINGDOM			15,779,771

3

UNITED STATES — (41.5%)
AGENCY OBLIGATIONS — (12.9%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	2,000	1,991,074
	Federal Home Loan Bank
	4.250%, 06/11/10	1,300	1,325,555
	2.750%, 06/18/10	3,800	3,776,687
	3.500%, 07/16/10	8,300	8,357,004
	3.375%, 08/13/10	1,300	1,305,885
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	4,500	4,475,317
	Federal National Mortgage Association
	2.500%, 04/09/10	4,000	3,963,804
	4.125%, 05/15/10	2,800	2,842,868
	2.375%, 05/20/10	4,700	4,643,012
TOTAL AGENCY OBLIGATIONS			32,681,206

BONDS — (11.5%)
	Banco Santander SA Floating Rate Note
(r)	4.731%, 03/16/09	500	732,030
	Bank of America Corp.
	4.500%, 08/01/10	1,472	1,481,013
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	600	598,324
	Deutsche Bank AG Floating Rate Note
(r)	4.579%, 09/08/09	2,000	2,928,930
	General Electric Capital Corp.
(g)	4.500%, 12/15/08	175	317,545
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	500	498,209
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	200	200,672
	John Deere Capital Corp. Floating Rate Note
(r)	2.999%, 10/16/09	2,100	2,100,853
(r)	3.530%, 02/26/10	500	500,719
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	600	598,933
(r)	2.748%, 05/07/10	1,500	1,482,627
(r)	2.810%, 05/07/10	3,600	3,563,701
	Paccar Financial Corp. Floating Rate Note
(r)	4.966%, 09/21/09	300	298,856
	Paccar Financial Europe Floating Rate Note
(r)	4.858%, 09/29/09	400	582,987
	Toyota Motor Credit Corp.
(n)	4.625%, 01/22/10	4,200	755,972
	Wachovia Corp. Floating Rate Note
(r)	5.465%, 11/24/09	500	490,832
	Wal-Mart Stores, Inc.
	6.875%, 08/10/09	2,050	2,126,194
	4.000%, 01/15/10	2,500	2,523,398
	Wells Fargo Bank & Co.
	4.200%, 01/15/10	1,500	1,509,030
	Wells Fargo Bank & Co. Floating Rate Note
(r)	2.861%, 03/23/10	5,800	5,764,893
TOTAL BONDS			29,055,718

4

CERTIFICATES OF DEPOSIT INTEREST BEARING — (5.1%)
ABN-AMRO Bank NV
3.035%, 02/13/09	7,500	7,500,000
Barclays Bank P.L.C.
3.430%, 07/10/09	2,000	2,000,235
3.430%, 08/07/09	1,000	999,287
BNP Paribas Finance, Inc.
3.190%, 08/14/09	1,500	1,500,000
UBS AG
3.390%, 07/13/09	900	899,802
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		12,899,324

COMMERCIAL PAPER — (12.0%)
Abbey National North America
2.970%, 02/09/09	1,400	1,380,197
2.990%, 02/20/09	1,500	1,477,338
Bank of America Corp.
2.980%, 03/09/09	3,000	2,949,792
Bank of Scotland P.L.C.
3.003%, 01/08/09	1,900	1,878,988
3.045%, 01/12/09	4,000	3,954,138
Nordea North America, Inc.
3.030%, 05/05/09	6,000	5,867,408
3.000%, 05/11/09	1,500	1,465,947
Royal Bank of Scotland P.L.C.
3.000%, 02/04/09	6,500	6,410,918
Societe Generale North America
3.005%, 02/12/09	3,000	2,956,775
3.100%, 05/01/09	2,000	1,956,608
TOTAL COMMERCIAL PAPER		30,298,109

TOTAL — UNITED STATES		104,934,357

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $3,645,000 FNMA 6.50%, 09/01/36, valued at $3,116,022) to be repurchased at $3,067,661	$3,067	3,067,000

TOTAL INVESTMENTS - (100.0%)
(Cost $264,691,665)##		$253,133,521

5

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)

AGENCY OBLIGATIONS — (0.5%)
Federal Home Loan Bank
2.625%, 05/20/11	$6,200	$6,070,941

U.S. TREASURY OBLIGATIONS — (98.9%)
U.S. Treasury Notes
4.500%, 03/31/12	67,000	70,883,923
4.875%, 06/30/12	245,000	262,781,610
4.625%, 07/31/12	242,300	258,068,399
4.375%, 08/15/12	71,200	75,344,053
4.125%, 08/31/12	266,400	278,783,338
4.250%, 09/30/12	211,000	221,994,999
TOTAL U.S. TREASURY OBLIGATIONS		1,167,856,322

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $8,615,000 FHLMC 6.003%(r), 01/01/37, valued at $7,070,404) to be repurchased at $6,961,500	6,960	6,960,000

TOTAL INVESTMENTS — (100.0%)
(Cost $1,190,969,562)##		$1,180,887,263

1

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Face
		Amount ^	Value †
		(000)

AUSTRIA — (3.5%)
BONDS — (3.5%)
	Austria Government International Bond
(f)	3.000%, 08/21/09	30,800	$27,971,261
	PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j)	1.600%, 02/15/11	10,546,000	98,285,716
TOTAL — AUSTRIA			126,256,977

CANADA — (0.8%)
BONDS — (0.8%)
	Ontario, Province of
(j)	1.875%, 01/25/10	2,910,000	27,119,622

DENMARK — (0.8%)
BONDS — (0.8%)
	Kommunekredit
(f)	3.000%, 11/19/08	33,000	29,990,726

FRANCE — (1.3%)
BONDS — (1.3%)
	Dexia Municipal Agency
(f)	4.000%, 03/08/10	18,000	16,592,301
	Total Capital SA
(f)	2.375%, 10/01/09	15,000	13,525,296
(f)	1.625%, 07/12/11	9,650	8,448,664
(u)	5.000%, 05/22/12	9,900	10,257,044
TOTAL — FRANCE			48,823,305

GERMANY — (5.1%)
BONDS — (5.1%)
	Bayerische Landesbank
(f)	3.125%, 02/10/09	8,000	7,277,969
(j)	1.000%, 09/20/10	2,950,000	27,110,913
	Kreditanstalt fuer Wiederaufbau
(s)	3.750%, 01/28/09	15,560	2,394,128
(j)	1.750%, 03/23/10	750,000	6,993,115
(j)	1.850%, 09/20/10	7,580,000	70,997,627
	LB Baden-Wuerttemberg
(t)	5.130%, 09/24/08	10,370	8,890,827
	Norddeutsche Landesbank Girozentrale AG
(j)	0.900%, 02/08/10	6,700,000	61,568,090
TOTAL — GERMANY			185,232,669

1

JAPAN — (2.8%)
BONDS — (2.8%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 02/21/12	10,968,000	103,020,285

NETHERLANDS — (2.8%)
BONDS — (2.8%)
Nederlandse Waterschapsbank NV
(f) 3.500%, 10/29/09	3,000	2,739,126
Rabobank Nederland
(s) 2.250%, 05/08/09	37,000	5,615,153
(j) 0.800%, 02/03/11	10,185,000	92,689,630
TOTAL — NETHERLANDS		101,043,909

NORWAY — (2.3%)
BONDS — (2.3%)
Eksportfinans
(f) 2.000%, 03/17/09	17,000	15,368,531
(j) 1.800%, 06/21/10	7,298,000	68,103,468
TOTAL — NORWAY		83,471,999

SPAIN — (0.8%)
BONDS — (0.8%)
Instituto de Credito Oficial
(j) 1.500%, 09/20/12	2,980,000	27,859,228

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.7%)
BONDS — (2.7%)
African Development Bank
(j) 1.950%, 03/23/10	1,000,000	9,325,725
European Investment Bank
(j) 1.250%, 09/20/12	9,475,000	87,860,784
Oresundsbro Konsortiet
(s) 6.000%, 04/20/09	9,000	1,399,125
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		98,585,634

SWEDEN — (1.3%)
BONDS — (1.3%)
Kommuninvest
(t) 5.140%, 10/30/08	6,090	5,208,868
(t) 5.050%, 02/24/09	11,650	9,899,724
4.100%, 05/11/09	156,000	23,966,884
(f) 2.250%, 12/14/09	9,260	8,335,446
TOTAL — SWEDEN		47,410,922

SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG
0.875%, 12/29/09	6,700	5,863,703

2

UNITED KINGDOM — (2.0%)
BONDS — (2.0%)
	Barclays Bank P.L.C.
(u)	5.450%, 09/12/12	16,000	15,986,592
	BP Capital Markets P.L.C.
(f)	1.250%, 12/29/09	61,500	54,623,047
TOTAL — UNITED KINGDOM			70,609,639

UNITED STATES — (72.9%)
AGENCY OBLIGATIONS — (10.4%)
	Federal Home Loan Bank
	4.875%, 11/18/11	119,500	123,172,116
	3.625%, 05/29/13	37,500	36,958,238
	Federal Home Loan Mortgage Corporation
	3.875%, 06/29/11	100,000	101,059,800
	Federal National Mortgage Association
	5.375%, 11/15/11	57,100	60,121,275
	6.125%, 03/15/12	50,000	53,855,900
TOTAL AGENCY OBLIGATIONS			375,167,329

BONDS — (26.8%)
	American Express Credit Floating Rate Note
(r)	5.858%, 04/06/09	20,000	19,809,760
	American International Group, Inc.
(j)	1.400%, 04/03/12	5,000,000	43,222,651
	Bank of America Corp.
	4.900%, 05/01/13	20,265	19,612,872
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	90,000	88,432,830
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	15,400	15,385,339
	General Electric Capital Corp.
(j)	1.450%, 11/10/11	10,283,000	93,064,717
	4.800%, 05/01/13	14,800	14,634,329
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	9,400	9,366,339
	Hewlett-Packard Co. Floating Rate Note
(r)	5.051%, 06/15/10	80,000	79,805,120
	John Deere Capital Corp. Floating Rate Note
(r)	3.530%, 02/26/10	87,900	88,026,488
	JPMorgan Chase & Co.
	4.750%, 05/01/13	15,000	14,460,555
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,839,980
	Paccar Financial Corp. Floating Rate Note
(r)	5.494%, 12/03/10	47,900	47,755,198
(r)	3.438%, 04/01/11	37,000	36,790,913
	Toyota Motor Credit Corp.
(t)	4.940%, 09/22/08	7,000	6,001,492
(j)	0.550%, 06/30/10	4,423,000	40,321,543
(j)	1.300%, 03/16/12	6,490,000	59,968,733

3

Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	95,000	93,257,985
Wal-Mart Stores, Inc.
4.250%, 04/15/13	8,500	8,531,178
Wells Fargo Bank & Co.
5.250%, 10/23/12	87,700	87,650,011
4.375%, 01/31/13	17,000	16,283,586
TOTAL BONDS		972,221,619

U.S. TREASURY OBLIGATIONS — (35.7%)
U.S. Treasury Notes
4.500%, 03/31/12	64,300	68,027,407
4.500%, 04/30/12	76,000	80,482,784
4.750%, 05/31/12	87,300	93,199,559
4.875%, 06/30/12	241,800	259,349,360
4.625%, 07/31/12	270,700	288,316,615
4.375%, 08/15/12	89,400	94,603,348
4.125%, 08/31/12	233,000	243,830,772
4.250%, 09/30/12	158,300	166,548,855
TOTAL U.S. TREASURY OBLIGATIONS		1,294,358,700

TOTAL — UNITED STATES		2,641,747,648

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)

Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $33,620,000 FHLMC 6.04%(r), 11/01/36, valued at $25,962,275) to be repurchased at $25,581,513	$25,576	25,576,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,544,436,771)##		$3,622,612,266

4

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)

AGENCY OBLIGATIONS — (62.5%)
Federal Farm Credit Bank
7.160%, 05/19/10	$3,000	$3,204,756
4.180%, 09/22/10	7,000	7,139,027
6.700%, 11/22/10	2,000	2,147,970
6.135%, 12/13/10	4,000	4,247,808
5.750%, 01/18/11	9,000	9,497,493
6.000%, 03/07/11	9,000	9,557,946
6.740%, 04/11/11	1,000	1,081,754
4.800%, 05/24/11	3,300	3,413,154
6.300%, 06/06/11	2,800	3,011,302
4.250%, 07/11/11	13,600	13,871,252
4.350%, 11/02/11	8,000	8,171,128
4.200%, 11/07/11	6,650	6,761,919
4.300%, 11/23/11	5,500	5,607,123
6.260%, 12/02/11	2,000	2,157,612
4.950%, 12/22/11	9,000	9,350,055
5.230%, 02/14/12	12,000	12,568,428
4.500%, 03/14/12	8,500	8,702,240
4.625%, 03/16/12	7,000	7,195,384
5.000%, 06/01/12	4,295	4,473,852
4.480%, 08/24/12	12,000	12,290,220
6.280%, 11/26/12	3,000	3,279,162
4.400%, 01/03/13	11,000	11,218,504
4.150%, 05/15/13	10,000	10,073,470
5.580%, 07/03/13	23,000	24,576,443
3.880%, 07/08/13	7,000	6,957,370
4.920%, 08/26/13	4,125	4,287,706
4.710%, 10/18/13	7,000	7,208,719
4.900%, 01/16/14	5,700	5,919,404
5.300%, 02/18/14	12,000	12,694,248
5.250%, 06/05/14	14,400	15,205,090
4.375%, 06/30/14	3,915	3,958,609
8.160%, 09/30/14	3,615	4,376,847
4.700%, 12/10/14	4,000	4,102,892
4.375%, 02/17/15	14,300	14,391,892
6.030%, 03/21/16	4,700	5,175,128
5.050%, 03/08/17	10,000	10,213,460
5.625%, 08/18/17	4,000	4,296,140
5.100%, 09/03/19	9,000	9,228,249
5.320%, 09/03/19	21,300	22,237,136
5.150%, 11/15/19	11,200	11,525,461

1

4.670%, 05/07/20	5,600	5,518,206
5.350%, 08/07/20	6,700	7,002,384
5.250%, 03/02/21	6,100	6,312,054
5.220%, 02/22/22	5,000	5,151,535
5.210%, 12/19/22	21,200	21,810,857
Federal Home Loan Bank
4.125%, 08/13/10	9,000	9,167,472
6.625%, 11/15/10	1,000	1,070,796
5.875%, 02/15/11	7,000	7,401,625
4.500%, 05/13/11	2,045	2,100,031
6.000%, 05/13/11	10,205	10,892,256
7.200%, 06/14/11	3,000	3,294,087
5.750%, 08/15/11	12,000	12,739,512
5.375%, 08/19/11	13,500	14,133,825
5.000%, 10/13/11	25,000	26,018,875
5.625%, 11/15/11	5,000	5,295,170
5.625%, 02/15/12	6,100	6,466,274
5.750%, 05/15/12	26,300	28,062,679
4.625%, 08/15/12	15,175	15,621,130
4.500%, 11/15/12	20,000	20,490,740
5.126%, 02/28/13	5,615	5,892,662
3.875%, 06/14/13	12,600	12,547,546
5.375%, 06/14/13	52,400	55,574,654
4.500%, 09/16/13	11,000	11,239,866
6.395%, 06/03/14	5,200	5,798,884
5.250%, 06/18/14	14,000	14,799,666
6.700%, 06/25/14	12,500	14,142,287
4.500%, 11/14/14	4,000	4,065,188
4.875%, 03/11/16	13,600	13,992,510
5.375%, 09/09/16	6,000	6,352,992
4.625%, 09/11/20	11,200	10,980,133
5.000%, 03/12/21	5,200	5,286,185
5.000%, 12/10/21	39,500	39,857,515
5.750%, 06/10/22	19,500	21,112,553
4.750%, 03/10/23	22,200	21,787,435
Tennessee Valley Authority
5.625%, 01/18/11	14,000	14,706,188
6.790%, 05/23/12	37,600	41,322,776
6.000%, 03/15/13	28,100	30,417,014
4.750%, 08/01/13	12,500	12,873,175
6.250%, 12/15/17	10,000	11,214,890
TOTAL AGENCY OBLIGATIONS		887,889,980

U.S. TREASURY OBLIGATIONS — (37.0%)
U.S. Treasury Bonds
11.250%, 02/15/15	15,500	22,611,834
10.625%, 08/15/15	11,000	15,878,676
9.875%, 11/15/15	11,600	16,306,155
9.250%, 02/15/16	9,000	12,365,856
7.500%, 11/15/16	10,800	13,654,407
9.000%, 11/15/18	12,200	17,273,480
8.125%, 08/15/19	3,800	5,143,361
8.750%, 08/15/20	21,200	30,238,154

2

8.125%, 05/15/21	29,100	40,123,895
7.250%, 08/15/22	16,200	21,138,473
7.625%, 11/15/22	28,500	38,434,929
7.125%, 02/15/23	8,800	11,413,186
U.S. Treasury Notes
5.750%, 08/15/10	3,600	3,835,969
5.000%, 08/15/11	35,000	37,406,250
4.875%, 02/15/12	62,800	67,142,055
4.375%, 08/15/12	54,700	57,883,704
4.000%, 11/15/12	9,700	10,134,987
3.875%, 02/15/13	27,600	28,611,292
3.625%, 05/15/13	7,700	7,896,712
4.250%, 08/15/13	30,100	31,717,875
4.000%, 02/15/14	18,500	19,313,704
7.250%, 05/15/16	6,000	7,448,904
4.875%, 08/15/16	8,200	8,923,264
TOTAL U.S. TREASURY OBLIGATIONS		524,897,122

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $10,545,000 FHLMC 5.50%, 09/15/32, valued at $7,585,389) to be repurchased at $7,476,611	7,475	7,475,000

TOTAL INVESTMENTS - (100.0%)
(Cost $1,362,878,422)##		$1,420,262,102

3

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)

U.S. TREASURY OBLIGATIONS — (99.0%)
U.S. Treasury Inflation Notes
3.000%, 07/15/12	$4,900	$6,398,279
1.875%, 07/15/13	35,700	43,898,732
2.000%, 01/15/14	30,600	37,554,502
2.000%, 07/15/14	27,900	33,627,689
1.625%, 01/15/15	28,200	32,758,969
1.875%, 07/15/15	24,900	28,784,548
2.000%, 01/15/16	30,550	34,754,479
2.500%, 07/15/16	23,200	26,886,683
2.375%, 01/15/17	23,700	27,264,361
2.625%, 07/15/17	25,200	28,851,440
1.625%, 01/15/18	27,000	28,118,667
1.375%, 07/15/18	6,600	6,521,329
2.375%, 01/15/25	21,700	26,025,114
2.000%, 01/15/26	18,400	19,841,436
2.375%, 01/15/27	12,300	13,795,702
1.750%, 01/15/28	11,200	10,950,954
TOTAL U.S. TREASURY OBLIGATIONS		406,032,884

TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $5,400,000 FNMA 4.50%, 10/01/35, valued at $4,247,116) to be repurchased at $4,183,902	4,183	4,183,000

TOTAL INVESTMENTS - (100.0%)
(Cost $384,994,808)##		$410,215,884

1

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)

MUNICIPAL BONDS — (99.1%)
ALABAMA — (0.5%)
Alabama State Docks Department of Dock (RB) (ETM) (MBIA) 6.000%, 10/01/08	$1,000	$1,003,331
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA) 5.000%, 03/01/09	4,000	4,060,600
TOTAL ALABAMA		5,063,931

ARIZONA — (1.3%)
Maricopa County Unified School District (GO) 7.400%, 07/01/10	3,485	3,808,582
Salt River Project Agricultural (TECP) 1.400%, 09/08/08	10,000	9,998,000
TOTAL ARIZONA		13,806,582

ARKANSAS — (0.7%)
Arkansas State (GO) Series A 5.500%, 08/01/09	3,885	4,018,139
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,946,016
TOTAL ARKANSAS		6,964,155

CALIFORNIA — (3.2%)
California State (GO) 5.250%, 11/01/09	7,695	7,990,565
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,900	2,097,657
California State Economic Recovery (GO) Series A 5.000%, 01/01/11	9,100	9,655,009
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/12	8,400	9,110,052
Imperial Irrigation District (TECP) Series A 1.650%, 09/08/08	2,525	2,524,773
Los Angeles Wastewater (TECP) 1.600%, 09/08/08	2,500	2,499,750
TOTAL CALIFORNIA		33,877,806

COLORADO — (0.9%)
Arapahoe County School District (GO) (FSA) 5.000%, 12/15/10	9,000	9,555,120

1

CONNECTICUT — (2.0%)
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,058,420
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,152,400
Connecticut State (GO) Series G (MBIA) 4.500%, 03/15/09	5,600	5,683,328
Connecticut State (RB) Series A 5.000%, 06/30/09	5,000	5,136,950
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA) 5.000%, 12/01/12	4,000	4,356,160
TOTAL CONNECTICUT		21,387,258

DELAWARE — (2.4%)
Delaware State (GO) 5.000%, 08/01/12	11,370	12,364,420
Delaware State (GO) Series B 5.000%, 02/01/11	7,470	7,948,827
5.000%, 02/01/12	5,000	5,400,750
TOTAL DELAWARE		25,713,997

FLORIDA — (5.6%)
Broward County Sales Tax Revenue (TECP) 1.800%, 12/05/08	2,624	2,624,971
Florida Municipal Power Agency (TECP) 1.450%, 11/04/08	25,818	25,804,058
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,065,040
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA) 5.000%, 07/01/11	5,330	5,665,577
5.000%, 07/01/11	5,130	5,427,130
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA) 5.000%, 07/01/11	5,800	6,135,936
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,134,760
Jacksonville Electric Authority (TECP) 1.450%, 09/02/08	4,700	4,700,000
TOTAL FLORIDA		58,557,472

GEORGIA — (2.7%)
Georgia State (GO) Series B 6.250%, 04/01/09	2,000	2,053,580
Georgia State (GO) Series C 5.500%, 07/01/12	8,400	9,265,032

2

Georgia State (GO) Series D 5.800%, 11/01/09	2,010	2,103,123
Henry County School District (GO) Series A 5.000%, 04/01/13	14,000	15,326,220
TOTAL GEORGIA		28,747,955

HAWAII — (0.2%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,312,140
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	775,783
TOTAL HAWAII		2,087,923

ILLINOIS — (2.6%)
Chicago Metropolitan Water Reclamation District - Greater Chicago (GO) 5.500%, 12/01/08	2,000	2,018,660
City of Chicago (GO) Series A (FSA) 5.000%, 01/01/13	8,150	8,830,280
Illinois Education Facilities Authority (TECP) 1.600%, 11/05/08	8,000	7,998,400
Illinois Health Facilities Authority (TECP) 1.600%, 09/04/08	5,000	4,999,600
Illinois State (GO) First Series (FSA) 5.500%, 04/01/09	3,000	3,065,610
TOTAL ILLINOIS		26,912,550

IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,768,762

KANSAS — (0.6%)
Johnson County Unified School District (GO) Series A (MBIA) 5.000%, 10/01/11	5,770	6,171,303

KENTUCKY — (1.4%)
Kentucky Asset Liability Commission (RB) First Series (MBIA) 5.000%, 09/01/11	14,300	15,260,388

MARYLAND — (6.6%)
Howard County Maryland (GO) (TECP) Series D 1.550%, 12/11/08	4,000	3,999,120
Maryland Health & Higher Educational Facilities Authority (TECP) - Johns Hopkins Hospital
1.450%, 09/02/08	8,100	8,100,000
1.400%, 10/06/08	16,500	16,496,370

3

1.600%, 10/14/08	2,000	2,000,120
1.500%, 12/03/08	2,600	2,598,960
Maryland Health & Higher Educational Facilities Authority (TECP) - Johns Hopkins University
1.600%, 11/07/08	4,625	4,624,954
1.550%, 12/05/08	5,600	5,598,824
Maryland State (GO) 5.250%, 02/15/12	5,000	5,446,200
Maryland State (GO) Series B 5.250%, 02/01/09	5,000	5,075,350
5.000%, 02/15/13	14,000	15,303,820
TOTAL MARYLAND		69,243,718

MASSACHUSETTS — (5.5%)
Harvard University (TECP) Series EE 1.400%, 12/04/08	23,600	23,576,872
Massachusetts School Building Authority (TECP) 1.520%, 12/04/08	4,700	4,697,556
1.570%, 12/11/08	20,000	19,993,000
Massachusetts Water Resources (TECP) 1.500%, 11/06/08	4,000	3,998,320
1.520%, 12/08/08	5,000	4,997,300
TOTAL MASSACHUSETTS		57,263,048

MICHIGAN — (1.6%)
Kent County (GO) Series A 5.000%, 11/01/09	7,235	7,493,941
Michigan Municipal Bond Authority (RB) 5.250%, 10/01/08	3,000	3,006,750
Utica Community Schools (GO) 4.000%, 05/01/09	6,000	6,090,660
TOTAL MICHIGAN		16,591,351

MINNESOTA — (3.4%)
City of Minneapolis (GO) 5.000%, 12/01/10	6,840	7,257,992
Minnesota State (GO) 5.000%, 08/01/09	2,600	2,679,612
University of Minnesota (TECP) 1.500%, 10/08/08	21,500	21,496,560
1.400%, 10/14/08	4,000	3,998,560
TOTAL MINNESOTA		35,432,724

MISSISSIPPI — (0.7%)
Mississippi State (GO) Series A 5.375%, 12/01/12	3,350	3,689,757

4

Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,133,440
TOTAL MISSISSIPPI		7,823,197

NEBRASKA — (0.8%)
Omaha Public Power District (TECP) 1.550%, 12/09/08	8,000	7,996,640

NEVADA — (8.0%)
Clark County (GO) (AMBAC) 5.000%, 11/01/11	5,010	5,364,307
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,599,932
Clark County School District (GO) Series A 5.000%, 06/15/09	7,000	7,177,660
Clark County School District (GO) Series A (AMBAC) 4.500%, 06/15/11	11,000	11,547,690
Clark County School District (GO) Series F (FSA) 5.000%, 06/15/09	5,245	5,370,670
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,903,240
Las Vegas Valley Water District (TECP) 1.400%, 11/03/08	21,000	20,986,140
Nevada State (GO) 5.000%, 06/01/13	12,990	14,129,743
Nevada State (GO) (FSA) 5.375%, 10/01/08	2,100	2,105,880
Nevada State (GO) Series A 5.000%, 02/01/10	10,045	10,456,945
TOTAL NEVADA		83,642,207

NEW JERSEY — (2.4%)
New Jersey State (GO) (ETM) 5.250%, 08/01/12	8,400	9,215,388
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIC) 5.250%, 12/15/09	6,130	6,360,611
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.500%, 12/15/11	6,035	6,559,864
Princeton University (TECP) 1.550%, 11/05/08	2,830	2,829,604
TOTAL NEW JERSEY		24,965,467

NEW MEXICO — (1.1%)
New Mexico State Severance Tax (RB) (MBIA) 5.000%, 07/01/10	11,385	11,941,385

5

NEW YORK — (3.9%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,540,057
Nassau County Water & Sewer (TECP) 1.400%, 09/02/08	7,345	7,345,000
New York City (GO) Series G 5.000%, 08/01/10	5,040	5,296,385
New York City (GO) Series H 5.000%, 08/01/12	3,000	3,225,390
New York Power Authority (TECP) 1.550%, 11/12/08	4,400	4,399,296
1.470%, 11/13/08	8,000	7,996,800
New York State Thruway Authority (RB) (ETM) Series A (MBIA) 5.000%, 04/01/09	3,500	3,570,245
New York State Tollway Authority (RB) (MBIA) 5.000%, 01/01/10	5,000	5,182,350
TOTAL NEW YORK		40,555,523

NORTH CAROLINA — (4.7%)
Durham County (GO) 5.500%, 04/01/09	3,000	3,067,350
Guilford County (GO) Series C 5.000%, 10/01/12	8,040	8,758,615
North Carolina State (GO) Series A 5.000%, 03/01/09	4,000	4,067,720
5.000%, 03/01/11	13,000	13,845,260
5.000%, 06/01/11	10,000	10,688,300
Wake County (GO) 4.500%, 03/01/13	7,800	8,376,498
TOTAL NORTH CAROLINA		48,803,743

OHIO — (4.7%)
Ohio State (GO) Series E 5.000%, 09/15/11	10,470	11,213,475
Ohio State (RB) Series II-A 5.000%, 12/01/08	5,000	5,039,550
Ohio State Building Authority (RB) (FSA) 5.500%, 10/01/08	1,500	1,504,335
5.000%, 10/01/09	2,755	2,848,395
Ohio State Common Schools (GO) Series A 5.000%, 09/15/09	2,565	2,652,697
Ohio State University (TECP) Series H 1.400%, 09/03/08	20,650	20,648,968
1.350%, 09/10/08	5,000	4,998,550
TOTAL OHIO		48,905,970

6

OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	6,055	6,211,037

PENNSYLVANIA — (2.9%)
Commonwealth of Pennsylvania (GO) First Series 5.000%, 08/01/11	13,000	13,898,300
Commonwealth of Pennsylvania (GO) First Series (MBIA) 5.000%, 01/01/10	3,500	3,638,880
5.250%, 02/01/13	5,755	6,315,710
Commonwealth of Pennsylvania (GO) First Series A 5.000%, 11/01/10	3,000	3,175,380
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,048,412
TOTAL PENNSYLVANIA		30,076,682

SOUTH CAROLINA — (1.4%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	1,500	1,561,515
South Carolina Public Service Authority (TECP) 1.700%, 09/02/08	11,000	11,000,000
South Carolina State (GO) Series B 5.000%, 04/01/09	1,900	1,936,689
TOTAL SOUTH CAROLINA		14,498,204

TENNESSEE — (3.5%)
Hamilton County (GO) 5.000%, 03/01/11	5,700	6,060,639
5.000%, 03/01/12	5,095	5,495,314
Metropolitan Government Nashville & Davidson County (GO) 5.000%, 11/15/08	2,000	2,013,080
Shelby County (GO) Series A 5.000%, 04/01/09	4,195	4,274,327
Tennessee State School Board Authority (TECP) 1.450%, 10/07/08	15,000	14,996,550
1.650%, 11/06/08	3,400	3,399,966
TOTAL TENNESSEE		36,239,876

TEXAS — (15.0%)
Austin Texas Combined Utility Systems (TECP) 1.550%, 11/03/08	25,600	25,593,088

7

City of Dallas (GO) 4.750%, 02/15/10	11,675	12,125,538
Dallas Waterworks & Sewer System (RB) 5.250%, 10/01/08	3,000	3,007,950
El Paso, Texas Water & Sewer (TECP) 1.550%, 10/07/20	5,000	4,999,600
Houston Texas (GO) (TECP) Series E-2 1.450%, 09/03/08	12,000	11,999,520
Houston Texas Water & Sewer (TECP) 1.550%, 11/06/08	5,000	4,998,600
San Antonio Electric & Gas (TECP) 1.700%, 11/03/08	3,800	3,800,304
San Antonio Water System (TECP) 1.500%, 09/05/08	6,250	6,249,188
1.550%, 11/06/08	14,000	13,995,940
Texas A&M University (RB) Series B 5.000%, 05/15/09	4,000	4,087,040
Texas Municipal Power Agency (TECP) 1.450%, 10/07/08	16,180	16,176,279
1.500%, 10/20/08	7,470	7,467,684
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,119,880
Texas State University Systems (RB) (FSA) 5.000%, 03/15/09	2,245	2,283,951
Texas Tech University Board of Regents (TECP) 1.350%, 09/10/08	5,000	4,998,550
1.650%, 09/10/08	3,373	3,372,359
1.700%, 11/03/08	8,300	8,300,664
University of Texas Board of Regents (TECP) 1.400%, 10/01/08	3,895	3,894,026
1.400%, 10/07/08	15,805	15,800,259
TOTAL TEXAS		157,270,420

UTAH — (1.2%)
Salt Lake County (GO) 5.000%, 06/15/12	10,060	10,897,193
Salt Lake County Municipal Building Authority (RB) Series A 5.000%, 10/01/08	1,800	1,804,536
TOTAL UTAH		12,701,729

VIRGINIA — (3.3%)
Arlington County (GO) 4.000%, 01/15/09	4,000	4,035,320
Fairfax Country (GO) Series A 5.000%, 06/01/09	3,465	3,551,937

8

Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,170,600
5.000%, 09/27/12	4,040	4,392,046
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	4,000	4,120,240
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,812
Virginia State Public School Authority (RB) Series B 5.000%, 08/01/11	9,595	10,272,023
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,585,992
TOTAL VIRGINIA		35,153,970

WASHINGTON — (1.1%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	2,000	2,076,420
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	6,062,008
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,572,905
TOTAL WASHINGTON		11,711,333

WISCONSIN — (2.2%)
Wisconsin State (GO) (TECP) 1.400%, 10/06/08	7,500	7,497,600
1.400%, 10/20/08	13,705	13,697,462
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,045,180
TOTAL WISCONSIN		23,240,242

TOTAL MUNICIPAL BONDS		1,038,143,668

	Shares

TEMPORARY CASH INVESTMENTS — (0.9%)
BlackRock Liquidity Funds MuniFund Portfolio	9,194,786	9,194,786

TOTAL INVESTMENTS - (100.0%) (Cost $1,044,018,578)##		$1,047,338,454

9

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)

MUNICIPAL BONDS — (96.9%)
CALIFORNIA — (96.9%)
Berkeley California University School District (TRAN) 4.000%, 11/28/08	$4,700	$4,727,824
California Communities Note Program Series B 3.000%, 07/31/09	4,500	4,549,680
California Educational Facilities Authority (RB) Series A 5.000%, 04/01/13	2,250	2,474,325
California Educational Facilities Authority (TECP) 1.820%, 10/02/08	4,000	4,001,040
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC) 5.000%, 10/01/10	2,000	2,119,640
California State (GO) 4.000%, 06/01/09	565	574,481
5.000%, 09/01/09	1,865	1,923,766
5.000%, 02/01/10	1,500	1,562,160
5.000%, 03/01/10	3,000	3,129,360
5.250%, 09/01/10	550	582,626
5.000%, 10/01/10	2,000	2,112,940
4.000%, 02/01/11	1,000	1,032,220
5.250%, 03/01/11	800	850,432
5.000%, 04/01/11	3,000	3,175,830
5.000%, 06/01/11	500	530,855
5.000%, 10/01/11	2,215	2,365,664
5.000%, 04/01/12	1,500	1,608,840
California State Department of Transportation (RB) Series A (MBIA) 5.000%, 02/01/11	1,125	1,194,660
California State Department of Water Resources (RB) Series A 5.500%, 05/01/09	1,100	1,128,028
5.500%, 05/01/10	700	739,984
California State Department of Water Resources (RB) Series A (FSA) 5.250%, 05/01/11	1,450	1,555,371
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	420	429,878
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,850	2,042,455

1

California State Department Water Resources Power Supply (RB) Series A (MBIA) 5.000%, 05/01/11	1,000	1,062,820
California State Economic Recovery (GO) Series A 3.000%, 07/01/09	330	333,630
4.000%, 07/01/09	940	958,010
5.000%, 07/01/09	2,535	2,604,256
5.000%, 01/01/10	1,585	1,648,527
5.000%, 01/01/11	2,500	2,652,475
3.500%, 07/01/11	1,075	1,107,379
5.000%, 07/01/11	1,000	1,070,860
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/12	1,370	1,485,806
5.250%, 07/01/13	660	729,340
Chabot-Las Positas Comminity College District (GO) (AMBAC) 5.000%, 08/01/11	1,010	1,080,680
Charter Oak Unified School District (GO) Series B (FSA) 5.000%, 07/01/13	2,805	3,100,282
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	1,200	1,222,608
City & County of San Francisco (GO) Series A (AMBAC) 5.000%, 06/15/12	1,600	1,742,784
City & County of San Francisco (GO) Series R-1 (FGIC) 5.000%, 06/15/12	3,855	4,174,348
Coast Community College District (GO) Series A (MBIA) 4.500%, 08/01/09	1,000	1,025,760
Compton Community Redevelopment Agency (TAN) Series A (AMBAC) 5.000%, 08/01/09	1,700	1,746,427
Contra Costa Water District (TECP) Series A 1.250%, 10/14/08	2,850	2,848,717
1.500%, 10/14/08	3,800	3,799,962
Dublin San Ramon Serivce District & East Bay Municipal Utility District (TECP) Series A 1.450%, 11/13/08	5,000	5,000,000
East Bay Municipal Utility District, Water System (TECP) 1.450%, 11/13/08	400	399,876
1.480%, 12/01/08	500	499,865
El Camino Community College District (GO) Series A (MBIA) 5.000%, 08/01/13	2,915	3,226,847
5.000%, 08/01/13	3,060	3,387,359

2

El Monte Union High School District (GO) Series A (FSA) 5.000%, 06/01/13	2,185	2,411,279
Foothill Eastern Transportation Corridor Agency (RB) (MBIA) 4.600%, 01/15/09	280	281,932
Foothill-De Anza Community College District (GO) Series B 5.250%, 08/01/13	3,675	4,110,194
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	519,965
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	322,452
Imperial Irrigation District (TECP) Series A 1.650%, 09/08/08	1,200	1,199,892
1.400%, 10/10/08	2,155	2,154,634
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	721,777
Long Beach Bond Finance Authority (TAN) (AMBAC) 5.375%, 08/01/12	1,585	1,755,498
Long Beach Gas Utility (TECP) 1.380%, 09/03/08	1,900	1,899,943
1.450%, 10/03/08	1,600	1,599,888
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	520	529,781
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA) 5.000%, 07/01/11	2,500	2,711,275
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC) 6.000%, 07/01/11	580	635,848
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,343,979
Los Angeles County Public Works Financing Authority Series A (MBIA) 5.000%, 10/01/08	1,750	1,754,498
Los Angeles Department of Water & Power (RB) Series A-1 5.000%, 07/01/09	3,600	3,698,028
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA) 5.000%, 07/01/11	460	491,423
Los Angeles Department of Water & Power (TECP) 1.630%, 10/06/08	400	400,048

3

Los Angeles Unified School District (GO) (AMBAC) 5.000%, 07/01/11	175	186,954
Los Angeles Unified School District (GO) (MBIA) 5.500%, 07/01/12	800	879,632
Los Angeles Unified School District (GO) Series A (FGIC) 6.000%, 07/01/11	1,000	1,093,990
Los Angeles Unified School District (GO) Series A (MBIA) 5.250%, 07/01/12	3,600	3,925,872
Los Angeles Unified School District (GO) Series H 5.000%, 07/01/09	1,000	1,027,480
Los Angeles Wastewater (TECP) 1.600%, 09/08/08	5,500	5,499,450
Metropolitan Water District of Southern California (RB) 5.750%, 07/01/09	300	310,104
Milpitas Unified School District (TRAN) 4.000%, 12/12/08	2,150	2,164,190
Mountain View-Whisman School District (GO) Series D (MBIA) 5.000%, 06/01/12	1,480	1,626,490
Municipal Improvement Corp. of Los Angeles (TECP) 1.480%, 09/03/08	800	799,976
1.320%, 09/09/08	1,500	1,499,700
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	307,896
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	693,772
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	315,945
Riverside County Transportation Commission (TECP) 1.450%, 09/04/08	1,000	999,940
Sacramento Municipal Utility District (RB) Series S (FSA) 5.000%, 11/15/08	1,550	1,560,478
Sacramento Transportation Authority (RB) Series A 4.000%, 10/01/09	1,400	1,435,658
San Diego County Water Authority (TECP) 1.480%, 09/02/08	1,750	1,750,000
1.450%, 02/05/09	2,650	2,647,403
San Francisco City & County Public Utilities Commission (RB) Series A (FSA) 5.000%, 11/01/12	4,810	5,226,450

4

San Francisco County Transportation Authority (TECP) 1.500%, 10/07/08	1,100	1,099,989
San Joaquin County Transportation Authority (TECP) 1.400%, 11/06/08	800	799,664
San Jose Financing Authority (TECP) 1.480%, 11/05/08	3,700	3,699,260
San Jose Unified School District (GO) (FGIC) 5.000%, 08/01/11	1,300	1,392,859
5.000%, 08/01/12	5,000	5,433,400
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/10	615	659,385
Sonoma County (RB) Series A (FGIC) 4.000%, 09/01/12	1,950	2,055,905
University of California (RB) Series A (AMBAC) 5.000%, 05/15/11	1,140	1,216,619
University of California (RB) Series E (MBIA) 5.000%, 05/15/13	1,560	1,702,116
University of California (RB) Series J (MBIA) 5.000%, 05/15/12	450	486,662
University of California (TECP) Series A 1.450%, 11/12/08	900	899,721
1.420%, 12/10/08	2,900	2,898,405
Ventura County Public Financing (TECP) 1.700%, 09/03/08	2,000	1,999,960
1.450%, 09/05/08	2,500	2,499,750

TOTAL MUNICIPAL BONDS		180,658,086

	Shares
TEMPORARY CASH INVESTMENTS — (3.1%)
BlackRock Liquidity Funds California Money Fund - Institutional Shares	5,866,715	5,866,715

TOTAL INVESTMENTS - (100.0%) (Cost $185,505,464) ##		$186,524,801

5

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.5%)
Consumer Discretionary — (11.5%)
*	99 Cents Only Stores	1,500	$12,840
	Aaron Rents, Inc.	600	17,136
	Abercrombie & Fitch Co.	200	10,490
	Advance Auto Parts, Inc.	900	38,736
	Ah Belo Corp.	300	1,455
*	Amazon.com, Inc.	300	24,243
	American Axle & Manufacturing Holdings, Inc.	1,000	4,860
*	AnnTaylor Stores Corp.	500	12,140
*	Apollo Group, Inc. Class A	300	19,104
	Arbitron, Inc.	200	9,592
	ArvinMeritor, Inc.	1,000	15,010
*	ATC Technology Corp.	300	7,266
* #	AutoNation, Inc.	2,000	22,700
*	Autozone, Inc.	200	27,446
*	Avatar Holdings, Inc.	100	3,179
#	Barnes & Noble, Inc.	1,000	24,730
	Bebe Stores, Inc.	1,100	10,670
*	Bed Bath and Beyond, Inc.	500	15,330
	Belo Corp. Class A	1,500	10,995
	Best Buy Co., Inc.	500	22,385
*	Big Lots, Inc.	600	17,742
	Black & Decker Corp.	400	25,300
*	Blockbuster, Inc. Class B	1,100	2,035
* #	Blue Nile, Inc.	100	4,163
*	Bluegreen Corp.	600	6,864
	Blyth, Inc.	800	12,648
	Books-A-Million, Inc.	400	2,700
	BorgWarner, Inc.	800	33,080
	Brinker International, Inc.	1,400	26,488
	Brunswick Corp.	1,400	19,306
	Buckle, Inc.	300	15,600
	Bunge, Ltd.	300	26,808
*	Cabela’s, Inc.	1,100	13,475
*	Cache, Inc.	300	3,513
*	California Pizza Kitchen, Inc.	200	2,876
	Callaway Golf Co.	250	3,395
* #	Career Education Corp.	800	15,000
* #	CarMax, Inc.	1,600	23,680
	Carnival Corp.	3,000	111,180
*	Carriage Services, Inc.	600	2,610
*	Carter’s, Inc.	400	7,364
	Cato Corp. Class A	200	3,522
*	Cavco Industries, Inc.	100	3,501

1

	CBRL Group, Inc.	200	5,168
	CBS Corp. Class A	100	1,619
	CBS Corp. Class B	2,900	46,922
* #	Charter Communications, Inc.	3,000	3,150
*	Cheesecake Factory, Inc.	1,100	16,907
	Choice Hotels International, Inc.	300	8,097
*	Citi Trends, Inc.	300	6,186
*	Coach, Inc.	300	8,697
*	Coinstar, Inc.	500	16,460
#	Columbia Sportswear Co.	400	16,156
	Comcast Corp. Class A	10,000	211,800
	Comcast Corp. Special Class A Non-Voting	4,600	97,244
* #	Conn’s, Inc.	300	5,736
*	Corinthian Colleges, Inc.	1,000	13,270
*	Cox Radio, Inc.	500	5,575
* #	Crown Media Holdings, Inc.	700	3,521
	CSS Industries, Inc.	200	5,330
*	Culp, Inc.	200	1,476
*	Deckers Outdoor Corp.	200	22,738
*	DG Fastchannel, Inc.	200	4,706
#	Dillards, Inc. Class A	1,000	12,770
*	DISH Network Corp.	200	5,642
	Disney (Walt) Co.	12,000	388,200
*	Dixie Group, Inc.	200	1,530
*	Dollar Tree, Inc.	200	7,672
*	DreamWorks Animation SKG, Inc.	1,000	31,880
* #	Drew Industries, Inc.	200	3,206
	E.W. Scripps Co.	233	1,694
*	Entravision Communications Corp.	250	800
	Ethan Allen Interiors, Inc.	400	10,856
	Family Dollar Stores, Inc.	1,300	32,396
*	Fleetwood Enterprises, Inc.	600	1,284
	Foot Locker, Inc.	3,100	50,499
* #	Ford Motor Co.	6,733	30,029
*	Fossil, Inc.	400	11,968
*	Franklin Covey Co.	400	3,580
	Fred’s, Inc.	1,600	22,432
*	Fuel Systems Solutions, Inc.	300	15,549
	Furniture Brands International, Inc.	1,900	17,005
*	GameStop Corp. Class A	300	13,161
	Gannett Co., Inc.	3,200	56,928
	Gap, Inc.	1,400	27,230
#	General Motors Corp.	1,900	19,000
*	Gentek, Inc.	200	5,796
	Gentex Corp.	800	12,744
	Genuine Parts Co.	900	38,178
*	Great Wolf Resorts, Inc.	400	2,092
#	Group 1 Automotive, Inc.	200	4,232
* #	GSI Commerce, Inc.	300	4,824
#	Guess?, Inc.	200	7,454
*	Gymboree Corp.	200	7,850
	H&R Block, Inc.	500	12,770
	Hasbro, Inc.	2,200	82,280
	Haverty Furniture Co., Inc.	400	4,416
*	Hayes Lemmerz International, Inc.	1,100	2,783

2

#	Hearst-Argyle Television, Inc.	800	15,840
*	Hibbett Sporting Goods, Inc.	200	4,780
	Hillenbrand, Inc.	600	14,268
	Home Depot, Inc.	6,700	181,704
*	HSN, Inc.	440	6,446
* #	Iconix Brand Group, Inc.	900	11,637
#	Idearc, Inc.	200	330
	Interface, Inc. Class A	500	6,585
	International Speedway Corp. Class A	500	19,835
*	Interpublic Group of Companies, Inc.	3,500	32,900
*	Interval Leisure Group, Inc.	440	5,716
*	iRobot Corp.	300	4,197
* #	ITT Educational Services, Inc.	200	17,782
*	Jack in the Box, Inc.	700	16,611
	Jackson Hewitt Tax Service, Inc.	300	5,151
*	Jakks Pacific, Inc.	400	9,980
*	Jo-Ann Stores, Inc.	500	12,485
	Jones Apparel Group, Inc.	200	3,972
* #	Jos. A. Bank Clothiers, Inc.	200	5,198
	Journal Communications, Inc. Class A	1,800	9,198
*	Kohl’s Corp.	400	19,668
	La-Z-Boy, Inc.	900	6,813
*	Lear Corp.	1,400	17,584
#	Lee Enterprises, Inc.	600	2,250
	Leggett & Platt, Inc.	2,000	44,620
	Libbey, Inc.	300	2,790
*	Liberty Global, Inc. Class A	600	21,108
*	Liberty Global, Inc. Series C	400	13,288
*	Liberty Media Corp. - Entertainment Class A	800	22,232
*	Liberty Media Holding Corp. Capital Class A	400	6,500
* #	LIFE TIME FITNESS, Inc.	200	7,070
	Limited Brands, Inc.	2,100	43,680
*	Lincoln Educational Services	400	6,012
*	LKQ Corp.	1,000	18,730
* #	Lodgenet Entertainment Corp.	200	798
	Lowe’s Companies, Inc.	2,500	61,600
*	Luby’s, Inc.	300	2,226
	Macy’s, Inc.	5,500	114,510
*	Maidenform Brands, Inc.	400	6,040
	Marine Products Corp.	600	4,878
	Marriott International, Inc. Class A	300	8,463
	Mattel, Inc.	2,100	40,593
	Matthews International Corp. Class A	400	20,104
	McGraw-Hill Companies, Inc.	200	8,568
	MDC Holdings, Inc.	600	24,870
#	Meredith Corp.	600	17,028
	Modine Manufacturing Co.	200	3,164
* #	Mohawk Industries, Inc.	600	41,430
	Monro Muffler Brake, Inc.	200	4,146
*	Morningstar, Inc.	200	13,062
*	Netflix, Inc.	800	24,672
	Newell Rubbermaid, Inc.	2,600	47,060
	News Corp. Class A	4,000	56,640
	News Corp. Class B	1,800	25,848
	NIKE, Inc. Class B	700	42,427

3

#	Nordstrom, Inc.	400	12,440
#	Nutri/System, Inc.	200	3,974
	Omnicom Group, Inc.	600	25,434
*	O’Reilly Automotive, Inc.	1,900	55,328
*	Outdoor Channel Holdings, Inc.	600	4,794
	Oxford Industries, Inc.	200	4,570
*	Pacific Sunwear of California, Inc.	600	3,798
*	Palm Harbor Homes, Inc.	400	3,600
*	Panera Bread Co.	400	21,496
*	Perry Ellis International, Inc.	200	3,412
	PETsMART, Inc.	200	5,394
	Phillips-Van Heusen Corp.	700	26,642
#	Polaris Industries, Inc.	200	9,018
	Polo Ralph Lauren Corp.	500	37,940
	Pre-Paid Legal Services, Inc.	100	4,464
* #	Priceline.com, Inc.	200	18,596
*	Princeton Review, Inc.	300	2,328
*	Quiksilver, Inc.	1,700	13,107
* #	R.H. Donnelley Corp.	200	750
	RadioShack Corp.	1,200	22,812
	RCN Corp.	600	8,316
*	Red Lion Hotels Corp.	500	4,265
* #	Red Robin Gourmet Burgers, Inc.	200	5,340
	Regis Corp.	400	10,984
*	Rent-A-Center, Inc.	1,000	22,660
	Ross Stores, Inc.	200	8,042
#	Ryland Group, Inc.	700	16,226
	Sauer-Danfoss, Inc.	700	22,939
	Scripps Networks Interactive	700	29,078
	Service Corp. International	3,300	33,693
	Sherwin-Williams Co.	200	11,710
	Shiloh Industries, Inc.	500	4,260
	Sinclair Broadcast Group, Inc. Class A	500	3,545
	Skyline Corp.	200	4,574
* #	Smith & Wesson Holding Corp.	300	1,701
	Snap-On, Inc.	900	51,318
	Sonic Automotive, Inc.	800	8,608
* #	Sonic Corp.	500	7,245
#	Sotheby’s Class A	200	5,388
	Spartan Motors, Inc.	400	1,892
	Speedway Motorsports, Inc.	200	4,426
*	Stamps.com, Inc.	200	2,746
*	Starbucks Corp.	500	7,780
	Starwood Hotels & Resorts Worldwide, Inc.	400	14,500
*	Steinway Musical Instruments, Inc.	100	2,891
	Sturm Ruger & Co., Inc.	300	2,190
#	Superior Industries International, Inc.	500	8,785
	Target Corp.	1,400	74,228
#	Tempur-Pedic International, Inc.	300	3,393
*	Tenneco Automotive, Inc.	500	7,305
*	Texas Roadhouse, Inc.	1,200	10,776
*	The DIRECTV Group, Inc.	1,200	33,852
*	The Dress Barn, Inc.	1,000	16,260
	The Marcus Corp.	400	6,872
#	The Men’s Wearhouse, Inc.	500	10,950

4

#	The New York Times Co. Class A	1,300	16,887
	The Stanley Works	400	19,180
* #	The Steak n Shake Co.	700	5,446
	The TJX Companies, Inc.	800	28,992
#	Thor Industries, Inc.	600	13,788
*	Ticketmaster	440	9,429
	Tiffany & Co.	1,200	53,004
	Time Warner, Inc.	12,700	207,899
*	Toll Brothers, Inc.	1,400	34,832
* #	Tractor Supply Co.	400	17,048
*	True Religion Apparel, Inc.	300	8,145
*	TRW Automotive Holdings Corp.	1,600	30,688
	Tupperware Corp.	300	10,716
*	Tween Brands, Inc.	400	4,344
* #	Under Armour, Inc. Class A	200	6,742
*	Unifi, Inc.	1,000	3,990
	Unifirst Corp.	200	8,606
*	Universal Electronics, Inc.	200	5,244
*	Universal Technical Institute, Inc.	300	5,148
* #	Urban Outfitters, Inc.	200	7,124
*	Valassis Communications, Inc.	1,000	9,410
*	ValueVision Media, Inc. Class A	700	1,638
*	Viacom, Inc. Class B	600	17,688
* #	Volcom, Inc.	200	3,568
*	Warnaco Group, Inc.	600	30,942
	Weight Watchers International, Inc.	200	7,920
	Wendy’s International, Inc.	500	12,135
#	Whirlpool Corp.	700	56,952
	Wiley (John) & Sons, Inc. Class A	400	19,032
#	Williams-Sonoma, Inc.	1,600	28,304
	Wolverine World Wide, Inc.	600	15,798
	World Wrestling Entertainment, Inc.	300	4,881
	Wyndham Worldwide Corp.	2,100	40,488
	Yum! Brands, Inc.	400	14,272
* #	Zale Corp.	200	5,462
Total Consumer Discretionary			4,844,109

Consumer Staples — (5.4%)
	Alberto-Culver Co.	900	23,544
	Andersons, Inc.	200	8,992
	Avon Products, Inc.	300	12,849
*	BJ’s Wholesale Club, Inc.	800	30,424
	Campbell Soup Co.	300	11,043
	Casey’s General Stores, Inc.	700	20,300
* #	Chattem, Inc.	200	14,024
	Chiquita Brands International, Inc.	800	11,744
	Clorox Co.	200	11,820
	Coca-Cola Enterprises, Inc.	6,900	117,783
	Colgate-Palmolive Co.	400	30,412
	ConAgra, Inc.	3,300	70,191
	Costco Wholesale Corp.	700	46,942
	CVS Caremark Corp.	5,000	183,000
*	Darling International, Inc.	800	10,984
	Del Monte Foods Co.	4,000	34,080
	Diamond Foods, Inc.	300	7,551

5

*	Elizabeth Arden, Inc.	400	8,184
	Estee Lauder Companies, Inc.	200	9,954
	Flowers Foods, Inc.	800	21,152
	General Mills, Inc.	600	39,708
* #	Green Mountain Coffee, Inc.	200	7,298
*	Hain Celestial Group, Inc.	500	12,995
	Heinz (H.J.) Co.	200	10,064
	Hormel Foods Corp.	700	24,962
	J & J Snack Foods Corp.	300	10,107
	J.M. Smucker Co.	700	37,961
	Kellogg Co.	300	16,332
	Kimberly-Clark Corp.	800	49,344
	Kraft Foods, Inc.	6,700	211,117
	Lancaster Colony Corp.	300	10,434
	Lance, Inc.	400	8,196
	Longs Drug Stores Corp.	500	35,825
*	Maui Land & Pineapple Co., Inc.	200	5,366
	McCormick & Co., Inc.	200	8,090
	Nash Finch Co.	200	8,144
*	National Beverage Corp.	700	6,384
*	NBTY, Inc.	900	29,916
	Nu Skin Enterprises, Inc. Class A	800	13,400
*	Peet’s Coffee & Tea, Inc.	200	5,248
	PepsiAmericas, Inc.	700	16,401
	PepsiCo, Inc.	1,500	102,720
#	Pilgrim’s Pride Corp.	800	10,272
*	Prestige Brands Holdings, Inc.	1,000	9,500
	PriceSmart, Inc.	300	6,375
	Procter & Gamble Co.	5,200	362,804
	Ralcorp Holdings, Inc.	300	18,420
	Ruddick Corp.	600	19,104
	Safeway, Inc.	2,400	63,216
	Sanderson Farms, Inc.	300	10,293
	Sara Lee Corp.	4,800	64,800
* #	Smithfield Foods, Inc.	1,300	26,143
*	Spectrum Brands, Inc.	900	1,530
	SUPERVALU, Inc.	2,200	51,018
	Sysco Corp.	400	12,732
	The Hershey Co.	300	10,827
	The Kroger Co.	700	19,334
#	Tootsie Roll Industries, Inc.	515	14,667
*	TreeHouse Foods, Inc.	500	13,880
	Tyson Foods, Inc. Class A	3,000	43,560
* #	United Natural Foods, Inc.	500	9,610
	Walgreen Co.	2,300	83,789
	WD-40 Co.	200	6,978
	Weis Markets, Inc.	400	15,140
#	Whole Foods Market, Inc.	200	3,662
*	Winn-Dixie Stores, Inc.	900	12,708
	Wrigley (Wm.) Jr. Co.	200	15,896
Total Consumer Staples			2,261,243

Energy — (13.8%)
*	Allis-Chalmers Energy, Inc.	500	7,230
#	Alon USA Energy, Inc.	500	6,095

6

*	Alpha Natural Resources, Inc.	600	59,460
	Anadarko Petroleum Corp.	2,300	141,979
	Apache Corp.	1,100	125,818
	Arch Coal, Inc.	700	37,968
*	Arena Resources, Inc.	400	17,868
	Atlas America, Inc.	450	16,866
*	ATP Oil & Gas Corp.	200	5,140
	Baker Hughes, Inc.	500	40,005
*	Basic Energy Services, Inc.	600	17,538
	Berry Petroleum Corp. Class A	500	20,810
*	Bill Barret Corp.	600	23,628
	BJ Services Co.	1,500	40,275
*	Brigham Exploration Co.	400	5,428
* #	Bristow Group, Inc.	300	12,231
*	Bronco Drilling Co., Inc.	400	6,340
	Cabot Oil & Gas Corp.	1,100	48,884
*	Callon Petroleum Co.	400	7,948
*	Cameron International Corp.	400	18,636
	CARBO Ceramics, Inc.	300	18,030
*	Carrizo Oil & Gas, Inc.	200	9,928
*	Cheniere Energy, Inc.	300	1,128
	Chesapeake Energy Corp.	2,600	125,840
	Chevron Corp.	9,400	811,408
	Cimarex Energy Co.	1,000	55,540
*	Clayton Williams Energy, Inc.	200	16,188
*	CNX Gas Corp.	300	9,102
*	Complete Production Services, Inc.	1,300	38,415
*	Comstock Resources, Inc.	600	38,964
	ConocoPhillips	6,700	552,817
	CONSOL Energy, Inc.	300	20,313
*	Contango Oil & Gas Co.	200	14,224
*	Dawson Geophysical Co.	100	6,273
*	Delta Petroleum Corp.	900	16,164
	Devon Energy Corp.	2,100	214,305
	Diamond Offshore Drilling, Inc.	200	21,982
*	Dresser-Rand Group, Inc.	400	16,224
*	Dril-Quip, Inc.	200	11,002
*	Edge Petroleum Corp.	400	1,824
	El Paso Corp.	1,200	20,112
*	Encore Acquisition Co.	700	36,092
	ENSCO International, Inc.	800	54,224
	EOG Resources, Inc.	800	83,536
	Exxon Mobil Corp.	5,400	432,054
*	FMC Technologies, Inc.	200	10,712
*	Forest Oil Corp.	1,000	56,920
	Foundation Coal Holdings, Inc.	400	23,660
	Frontier Oil Corp.	200	3,874
*	Goodrich Petroleum Corp.	200	10,170
*	Grey Wolf, Inc.	2,500	21,775
	Gulf Island Fabrication, Inc.	200	8,614
*	Gulfmark Offshore, Inc.	400	20,040
	Halliburton Co.	600	26,364
*	Harvest Natural Resources, Inc.	500	5,540
* #	Helix Energy Solutions Group, Inc.	1,000	30,770
	Helmerich & Payne, Inc.	1,200	68,544

7

	Hess Corp.	1,100	115,181
	Holly Corp.	300	9,600
	Lufkin Industries, Inc.	200	18,558
	Marathon Oil Corp.	4,500	202,815
*	Mariner Energy, Inc.	1,200	34,908
	Massey Energy Co.	1,100	72,556
*	Matrix Service Co.	300	7,884
* #	McMoran Exploration Co.	400	10,940
*	Meridian Resource Corp.	2,100	5,691
*	Mitcham Industries, Inc.	200	3,056
*	NATCO Group, Inc. Class A	200	10,138
*	National-Oilwell, Inc.	89	6,562
*	Natural Gas Services Group	300	7,782
*	Newfield Exploration Co.	1,500	67,830
	Noble Energy, Inc.	1,700	121,941
	Occidental Petroleum Corp.	2,800	222,208
* #	Oceaneering International, Inc.	100	6,241
*	Oil States International, Inc.	600	33,378
	Overseas Shipholding Group, Inc.	500	35,870
*	Parker Drilling Co.	1,500	13,905
	Patterson-UTI Energy, Inc.	1,800	51,156
	Peabody Energy Corp.	400	25,180
	Penn Virginia Corp.	500	33,090
*	PetroQuest Energy, Inc.	700	12,943
*	PHI, Inc. Non-Voting	200	7,682
*	Pioneer Drilling Co.	700	11,732
	Pioneer Natural Resources Co.	900	56,853
*	Plains Exploration & Production Co.	800	43,120
*	Pride International, Inc.	2,100	80,661
*	Quicksilver Resources, Inc.	800	19,352
	Range Resources Corp.	1,200	55,704
	Rowan Companies, Inc.	600	22,164
	RPC, Inc.	1,100	20,053
*	SEACOR Holdings, Inc.	300	26,445
	Smith International, Inc.	323	22,548
*	Southwestern Energy Co.	600	23,022
	St. Mary Land & Exploration Co.	1,100	46,442
*	Stone Energy Corp.	400	19,068
*	SulphCo, Inc.	600	1,752
	Sunoco, Inc.	700	31,066
*	Superior Energy Services, Inc.	700	32,928
*	Superior Well Services, Inc.	300	9,888
*	Swift Energy Corp.	600	28,026
#	Tesoro Petroleum Corp.	800	14,840
*	TETRA Technologies, Inc.	1,200	26,568
*	TGC Industries, Inc.	525	3,822
	The Williams Companies, Inc.	500	15,445
	Tidewater, Inc.	1,100	66,737
* #	Trico Marine Services, Inc.	300	7,125
*	Union Drilling, Inc.	300	4,266
*	Unit Corp.	500	33,865
*	VAALCO Energy, Inc.	1,100	8,613
	Valero Energy Corp.	1,900	66,044
*	VeraSun Energy Corp.	1,800	10,368
	W&T Offshore, Inc.	1,000	35,160

8

*	Warren Resources, Inc.	1,000	11,290
*	Weatherford International, Ltd.	900	34,722
*	Whiting Petroleum Corp.	600	57,744
	World Fuel Services Corp.	300	8,643
	XTO Energy, Inc.	2,625	132,326
Total Energy			5,798,316

Financials — (19.2%)
	1st Source Corp.	300	6,519
	Advanta Corp. Class A	200	1,304
	Advanta Corp. Class B	400	3,052
*	Affiliated Managers Group, Inc.	200	19,044
	AFLAC, Inc.	800	45,360
*	Allegheny Corp.	104	33,280
	Allstate Corp.	2,800	126,364
*	Alphatec Holdings, Inc.	700	3,353
#	AMBAC Financial Group, Inc.	600	4,296
#	American Capital, Ltd.	2,100	45,654
	American Express Co.	1,100	43,648
	American International Group, Inc.	10,620	228,224
	Ameriprise Financial, Inc.	800	35,960
*	Amerisafe, Inc.	300	5,547
	Anchor Bancorp Wisconsin, Inc.	300	2,304
	AON Corp.	1,700	80,733
#	Associated Banc-Corp.	1,500	26,250
	Assurant, Inc.	900	52,587
#	ASTA Funding, Inc.	200	1,656
	Astoria Financial Corp.	1,700	37,145
	BancFirst Corp.	200	9,628
#	BancorpSouth, Inc.	1,200	27,624
#	BancTrust Financial Group, Inc.	400	3,376
	Bank of America Corp.	15,000	467,100
*	Bank of Florida Corp.	100	794
	Bank of Granite Corp.	400	3,064
#	Bank of Hawaii Corp.	400	21,152
	Bank of the Ozarks, Inc.	200	4,474
	Banner Corp.	600	6,342
#	BB&T Corp.	800	24,000
	Berkshire Hills Bancorp, Inc.	200	5,320
*	BGC Partners, Inc. Class A	600	3,954
#	Blackrock, Inc.	400	86,900
	BOK Financial Corp.	800	34,848
	Boston Private Financial Holdings, Inc.	500	4,470
	Brookline Bancorp, Inc.	800	8,224
	Brown & Brown, Inc.	700	14,196
#	Capital One Financial Corp.	1,400	61,796
#	Capitol Bancorp, Ltd.	200	3,074
	Capitol Federal Financial	700	30,604
	Cardinal Financial Corp.	500	4,245
	Cash America International, Inc.	400	16,556
#	Cathay General Bancorp	700	13,552
	Chemical Financial Corp.	400	11,532
	Chubb Corp.	1,800	86,418
	Cincinnati Financial Corp.	2,000	59,280
	CIT Group, Inc.	1,000	10,310

9

	Citigroup, Inc.	16,800	319,032
	City Holding Co.	200	8,362
	City National Corp.	800	39,592
	CNA Financial Corp.	2,700	75,708
*	CNA Surety Corp.	800	12,856
#	CoBiz Financial, Inc.	300	3,219
	Columbia Banking System, Inc.	200	2,800
	Commerce Bancshares, Inc.	1,240	55,800
	Community Bank System, Inc.	400	9,040
	Community Trust Bancorp, Inc.	300	10,062
* #	CompuCredit Corp.	400	2,076
*	Conseco, Inc.	3,200	28,704
#	Corus Bankshares, Inc.	700	2,779
*	Cowen Group, Inc.	400	3,672
	Cullen Frost Bankers, Inc.	1,000	55,680
#	CVB Financial Corp.	1,000	10,750
	Delphi Financial Group, Inc. Class A	600	16,098
	Dime Community Bancshares	500	8,210
*	Dollar Financial Corp.	300	5,484
	Donegal Group, Inc. Class A	300	5,394
* #	E*TRADE Financial Corp.	7,800	24,960
#	East West Bancorp, Inc.	700	8,729
	Eaton Vance Corp.	200	7,142
	Erie Indemnity Co.	500	23,125
	F.N.B. Corp.	1,204	14,075
	FBL Financial Group, Inc. Class A	400	9,180
	Federated Investors, Inc.	200	6,688
	Fidelity National Financial, Inc.	2,200	30,866
#	Fifth Third Bancorp	1,800	28,404
	Financial Federal Corp.	500	12,485
*	First Acceptance Corp.	900	2,952
	First American Corp.	1,800	45,486
#	First Busey Corp.	300	4,248
*	First Cash Financial Services, Inc.	400	7,412
	First Commonwealth Financial Corp.	1,200	13,716
	First Community Bancshares, Inc.	200	6,386
	First Financial Bancorp	500	6,510
#	First Financial Bankshares, Inc.	200	9,814
	First Financial Corp.	500	20,740
	First Financial Holdings, Inc.	200	4,368
#	First Marblehead Corp.	800	3,296
	First Midwest Bancorp, Inc.	700	15,666
	First Niagara Financial Group, Inc.	1,400	20,944
	First State Bancorporation	300	1,713
	FirstMerit Corp.	1,100	22,264
	Flushing Financial Corp.	300	5,217
#	Forest City Enterprises, Inc. Class A	500	14,380
	Franklin Resources, Inc.	200	20,900
#	Frontier Financial Corp.	800	8,920
#	Fulton Financial Corp.	2,000	21,320
	Gallagher (Arthur J.) & Co.	500	13,240
	GAMCO Investors, Inc.	100	4,740
	Genworth Financial, Inc.	4,400	70,620
	GFI Group, Inc.	800	9,280
#	Glacier Bancorp, Inc.	700	14,924

10

#	Great Southern Bancorp, Inc.	200	2,074
#	Greene Bancshares, Inc.	200	3,090
	Grubb & Ellis Co.	500	1,735
*	Hallmark Financial Services, Inc.	400	3,692
	Hancock Holding Co.	400	19,620
#	Hanmi Financial Corp.	400	2,044
	Hanover Insurance Group, Inc.	800	37,784
	Harleysville Group, Inc.	500	18,135
#	Harleysville National Corp.	600	8,820
	Hartford Financial Services Group, Inc.	1,400	88,312
	HCC Insurance Holdings, Inc.	1,700	42,806
	Heritage Commerce Corp.	200	2,404
	Hilb Rogal Hamilton Co.	500	22,775
	Home Federal Bancorp, Inc.	454	4,994
	Hudson City Bancorp, Inc.	3,000	55,320
#	Huntington Bancshares, Inc.	1,500	10,980
	IBERIABANK Corp.	200	10,846
	Independence Holding Co.	300	3,942
	Independent Bank Corp. (MA)	200	5,532
	Independent Bank Corp. (MI)	400	2,964
	Integra Bank Corp.	800	5,128
	International Bancshares Corp.	800	20,672
	Intervest Bancshares Corp.	200	1,592
*	Investment Technology Group, Inc.	500	16,000
*	Investors Bancorp, Inc.	1,500	21,945
	Janus Capital Group, Inc.	1,100	29,667
	Jefferies Group, Inc.	1,400	26,894
	Jones Lang LaSalle, Inc.	500	24,900
	JPMorgan Chase & Co.	11,608	446,792
	Kearny Financial Corp.	1,000	13,890
	KeyCorp	3,000	36,030
#	K-Fed Bancorp	400	4,056
	Lakeland Bancorp, Inc.	500	5,900
	Legg Mason, Inc.	1,400	62,342
	Leucadia National Corp.	1,200	55,548
	Lincoln National Corp.	1,200	60,912
#	M&T Bank Corp.	1,300	92,742
	MainSource Financial Group, Inc.	300	5,433
*	MarketAxess Holdings, Inc.	400	4,020
	Marsh & McLennan Companies, Inc.	2,500	79,825
	MB Financial, Inc.	500	13,915
	MCG Capital Corp.	600	2,088
	Meadowbrook Insurance Group, Inc.	897	6,010
	Medallion Financial Corp.	500	5,190
	Mercury General Corp.	600	30,564
	Merrill Lynch & Co., Inc.	1,200	34,020
#	MetLife, Inc.	3,300	178,860
	Midwest Banc Holdings, Inc.	1,100	6,127
	Morgan Stanley	5,300	216,399
	Nara Bancorp, Inc.	400	4,380
*	NASDAQ Stock Market, Inc.	1,400	45,766
#	National Interstate Corp.	200	3,886
#	National Penn Bancshares, Inc.	700	9,996
	Nationwide Financial Services, Inc.	400	20,576
*	Navigators Group, Inc.	200	10,480

11

	NBT Bancorp, Inc.	600	15,054
	Nelnet, Inc. Class A	300	4,716
	New York Community Bancorp, Inc.	4,500	74,205
	NewAlliance Bancshares, Inc.	1,500	20,565
	Northern Trust Corp.	400	32,156
	Northwest Bancorp, Inc.	700	19,418
	NYSE Euronext	900	36,531
	OceanFirst Financial Corp.	300	5,415
	Odyssey Re Holdings Corp.	1,000	37,760
#	Old National Bancorp	1,100	19,173
	Old Republic International Corp.	3,300	36,069
#	Old Second Bancorp, Inc.	200	3,386
	optionsXpress Holding, Inc.	300	6,921
#	Pacific Capital Bancorp	400	5,884
	PacWest Bancorp	400	9,072
#	Park National Corp.	200	12,260
	Peoples Bancorp, Inc.	200	4,108
	People’s United Financial, Inc.	1,000	17,920
*	Philadelphia Consolidated Holding Corp.	800	47,784
*	Pico Holdings, Inc.	300	14,292
*	Pinnacle Financial Partners, Inc.	400	10,128
	PNC Financial Services Group, Inc.	500	35,975
* #	Portfolio Recovery Associates, Inc.	200	8,508
	Principal Financial Group, Inc.	1,100	50,369
#	PrivateBancorp, Inc.	300	9,192
*	ProAssurance Corp.	500	26,950
	Progressive Corp.	1,200	22,164
	Prosperity Bancshares, Inc.	600	19,182
	Protective Life Corp.	1,000	36,290
#	Provident Bankshares Corp.	400	3,096
	Provident Financial Services, Inc.	400	6,100
	Provident New York Bancorp	600	8,304
	Prudential Financial, Inc.	1,500	110,565
#	Raymond James Financial, Inc.	700	21,581
#	Regions Financial Corp.	2,400	22,248
#	Reinsurance Group of America, Inc.	1,000	48,160
	Renasant Corp.	300	5,673
	RLI Corp.	300	16,773
	Rome Bancorp, Inc.	100	1,080
	S&T Bancorp, Inc.	300	10,068
	S.Y. Bancorp, Inc.	200	5,648
	SAFECO Corp.	800	54,080
	Safety Insurance Group, Inc.	200	8,600
	Sanders Morris Harris Group, Inc.	500	5,250
	Sandy Spring Bancorp, Inc.	200	3,580
	Schwab (Charles) Corp.	900	21,591
*	Seabright Insurance Holdings	300	3,642
#	Seacoast Banking Corp. of Florida	300	2,634
	SEI Investments Co.	300	7,086
	Selective Insurance Group, Inc.	900	21,726
#	Sierra Bancorp	200	3,160
*	Signature Bank	400	11,828
	Simmons First National Corp. Class A	200	5,684
*	SLM Corp.	3,300	54,483
#	South Financial Group, Inc.	1,000	6,800

12

	Southwest Bancorp, Inc.	300	5,052
	StanCorp Financial Group, Inc.	800	39,208
	State Auto Financial Corp.	600	18,522
	Sterling Bancshares, Inc.	1,000	9,840
	Sterling Financial Corp.	700	7,133
	Stewart Information Services Corp.	300	5,613
*	Stifel Financial Corp.	450	18,391
	Suffolk Bancorp	200	7,106
*	Sun Bancorp, Inc.	945	11,151
	SunTrust Banks, Inc.	1,762	73,810
	Susquehanna Bancshares, Inc.	1,300	20,774
*	SVB Financial Group	500	28,025
	SWS Group, Inc.	300	6,054
#	Synovus Financial Corp.	3,400	31,280
	T. Rowe Price Group, Inc.	200	11,872
#	TCF Financial Corp.	1,900	29,925
*	TD Ameritrade Holding Corp.	1,000	20,430
*	Tejon Ranch Co.	200	6,842
#	Temecula Valley Bancorp, Inc.	300	1,548
#	The Colonial BancGroup, Inc.	1,800	11,376
#	The Goldman Sachs Group, Inc.	700	114,779
	The Travelers Companies, Inc.	3,000	132,480
*	Thomas Weisel Partners Group, Inc.	400	2,448
	Tompkins Financial Corp.	200	9,056
	Torchmark Corp.	500	29,870
	Tower Group, Inc.	500	10,475
*	Tradestation Group, Inc.	500	5,020
	Transatlantic Holdings, Inc.	700	42,070
*	Tree.com, Inc.	73	555
	TrustCo Bank Corp. (NY)	1,200	11,736
	Trustmark Corp.	1,000	19,190
	U.S. Bancorp	4,000	127,440
#	UCBH Holdings, Inc.	1,400	8,190
	UMB Financial Corp.	600	31,218
#	Umpqua Holdings Corp.	1,100	15,356
	Union Bankshares Corp.	300	6,813
	UnionBanCal Corp.	800	58,944
#	United Bankshares, Inc.	600	15,450
#	United Community Banks, Inc.	900	10,584
	United Financial Bancorp, Inc.	416	5,321
	United Fire & Casualty Co.	400	11,896
	Unitrin, Inc.	800	20,424
	Univest Corporation of Pennsylvania	300	8,667
	Unum Group	2,700	68,607
#	Valley National Bancorp	2,110	42,221
*	Virginia Commerce Bancorp, Inc.	440	2,323
	W. R. Berkley Corp.	1,400	32,984
	Wachovia Corp.	6,400	101,696
	Waddell & Reed Financial, Inc.	300	9,660
	Washington Federal, Inc.	1,000	17,230
#	Washington Mutual, Inc.	2,900	11,745
	Washington Trust Bancorp, Inc.	200	4,914
	Webster Financial Corp.	1,100	23,452
	Wells Fargo & Co.	15,500	469,185
	Wesbanco, Inc.	500	12,390

13

	West Coast Bancorp	200	2,196
#	Westamerica Bancorporation	300	15,360
#	Whitney Holding Corp.	1,100	23,815
#	Wilmington Trust Corp.	1,100	25,817
	Wintrust Financial Corp.	500	11,625
*	World Acceptance Corp.	200	7,804
	Zenith National Insurance Corp.	700	26,733
Total Financials			8,068,133

Health Care — (3.2%)
*	Abiomed, Inc.	300	5,406
*	Advanced Medical Optics, Inc.	1,000	21,630
*	Affymetrix, Inc.	800	6,864
* #	Align Technology, Inc.	400	5,216
*	Allscripts Healthcare Solutions, Inc.	500	7,170
	AmerisourceBergen Corp.	1,200	49,212
*	AMN Healthcare Services, Inc.	300	5,700
	Analogic Corp.	200	13,540
*	AngioDynamics, Inc.	300	4,929
	Applied Biosystems, Inc.	300	10,947
*	Arthrocare Corp.	300	7,692
*	Aspect Medical Systems, Inc.	400	2,092
#	Bard (C.R.), Inc.	200	18,690
	Beckman Coulter, Inc.	500	36,910
	Becton Dickinson & Co.	200	17,476
*	Boston Scientific Corp.	2,600	32,656
*	Bruker BioSciences Corp.	1,000	15,440
*	Caliper Life Sciences, Inc.	900	2,691
*	Candela Corp.	600	1,836
*	Cantel Medical Corp.	600	5,754
*	Cardiac Science Corp.	500	5,125
*	Celera Corp.	1,000	14,000
*	Cepheid, Inc.	300	5,580
*	Cerner Corp.	200	9,210
*	Charles River Laboratories International, Inc.	800	52,488
*	Conmed Corp.	400	12,784
*	Cross Country Healthcare, Inc.	400	6,268
*	CryoLife, Inc.	250	3,945
*	Cutera, Inc.	200	2,234
*	Cynosure, Inc. Class A	200	4,956
	Datascope Corp.	200	10,000
	Dentsply International, Inc.	300	11,757
*	Dionex Corp.	100	6,519
* #	Edwards Lifesciences Corp.	300	17,763
*	Emageon, Inc.	600	1,446
*	Endologix, Inc.	1,300	3,536
*	eResearch Technology, Inc.	200	2,698
* #	ev3, Inc.	1,100	13,431
* #	Genomic Health, Inc.	300	6,705
*	Gen-Probe, Inc.	200	11,950
*	Greatbatch, Inc.	300	7,326
*	Haemonetics Corp.	300	18,816
*	Henry Schein, Inc.	700	40,936
#	Hill-Rom Holdings, Inc.	1,000	29,940
*	Hlth Corp.	600	7,470

14

*	HMS Holdings Corp.	300	7,437
*	ICU Medical, Inc.	200	6,074
*	IDEXX Laboratories, Inc.	300	16,890
*	Illumina, Inc.	200	17,226
*	Immucor, Inc.	200	6,442
#	IMS Health, Inc.	300	6,666
* #	Integra LifeSciences Holdings	200	9,698
	Invacare Corp.	400	10,172
*	Inventiv Health, Inc.	400	8,828
*	Invitrogen Corp.	1,000	42,460
*	IRIS International, Inc.	300	5,556
*	Kendle International, Inc.	200	9,890
*	Kensey Nash Corp.	200	7,202
* #	Martek Biosciences Corp.	400	13,364
	McKesson Corp.	500	28,890
	Medtronic, Inc.	800	43,680
	Mentor Corp.	200	4,936
	Meridian Bioscience, Inc.	200	5,684
*	Merit Medical Systems, Inc.	400	7,744
*	Millipore Corp.	100	7,501
*	MWI Veterinary Supply, Inc.	200	7,878
*	NuVasive, Inc.	200	9,532
* #	NxStage Medical, Inc.	400	1,520
*	Omnicell, Inc.	300	4,605
*	Orchid Cellmark, Inc.	900	2,943
*	Parexel International Corp.	600	19,062
*	Patterson Companies, Inc.	200	6,508
*	PDI, Inc.	300	2,235
	PerkinElmer, Inc.	1,400	39,774
	Pharmaceutical Products Development Service, Inc.	200	8,160
*	Pharmanet Development Group, Inc.	300	7,830
*	Providence Service Corp.	200	2,562
*	PSS World Medical, Inc.	800	14,616
*	Quidel Corp.	300	5,865
*	Regeneration Technologies, Inc.	500	4,690
*	ResMed, Inc.	900	42,120
* #	Sirona Dental Systems, Inc.	1,200	32,988
*	Somanetics Corp.	300	7,440
*	SonoSite, Inc.	200	6,760
*	Spectranetics Corp.	400	3,216
*	St. Jude Medical, Inc.	200	9,166
* #	Stereotaxis, Inc.	400	2,748
	Steris Corp.	900	33,093
	Stryker Corp.	300	20,157
*	SurModics, Inc.	200	7,794
*	Symmetry Medical, Inc.	500	8,605
*	Techne Corp.	200	15,434
*	Thermo Fisher Scientific, Inc.	800	48,448
*	Thoratec Corp.	600	15,984
*	Varian Medical Systems, Inc.	200	12,632
*	Varian, Inc.	300	14,913
	Vital Signs, Inc.	200	14,770
*	Waters Corp.	200	13,650
	West Pharmaceutical Services, Inc.	400	19,524
*	Wright Medical Group, Inc.	400	12,316

15

*	Zimmer Holdings, Inc.	200	14,478
*	Zoll Medical Corp.	300	10,431
Total Health Care			1,349,521

Industrials — (12.7%)
	3M Co.	1,300	93,080
	A.O. Smith Corp.	300	12,351
	AAON, Inc.	300	6,408
*	Acco Brands Corp.	700	5,943
	Actuant Corp.	600	18,930
*	AGCO Corp.	800	49,304
*	Airtran Holdings, Inc.	1,200	2,880
	Alamo Group, Inc.	100	2,093
*	Alaska Air Group, Inc.	700	14,707
	Albany International Corp. Class A	400	12,268
	Alexander & Baldwin, Inc.	500	22,365
*	Allied Waste Industries, Inc.	2,800	37,632
*	Amerco, Inc.	300	12,504
*	American Reprographics Co.	600	10,626
	American Science & Engineering, Inc.	200	13,360
	Ameron International Corp.	200	23,372
	Ametek, Inc.	200	9,708
	Ampco-Pittsburgh Corp.	200	8,688
	Apogee Enterprises, Inc.	300	6,000
#	Arkansas Best Corp.	300	10,386
*	Astec Industries, Inc.	200	6,880
*	Atlas Air Worldwide Holding, Inc.	200	11,548
	Avery Dennison Corp.	800	38,592
*	Avis Budget Group, Inc.	700	5,334
*	AZZ, Inc.	200	8,690
	B.F. Goodrich Co.	200	10,250
	Badger Meter, Inc.	200	9,208
*	Baker (Michael) Corp.	200	6,924
	Baldor Electric Co.	600	21,384
	Barnes Group, Inc.	600	14,472
	Barrett Business Services, Inc.	200	2,900
*	BE Aerospace, Inc.	800	19,160
	Belden, Inc.	700	25,718
*	Blount International, Inc.	500	6,310
	BlueLinx Holdings, Inc.	700	5,047
	Brady Co. Class A	800	29,368
	Briggs & Stratton Corp.	800	12,000
	Burlington Northern Santa Fe Corp.	1,200	128,880
	C.H. Robinson Worldwide, Inc.	300	15,633
	Carlisle Companies, Inc.	900	29,151
	Cascade Corp.	200	10,376
*	CBIZ, Inc.	900	7,650
	CDI Corp.	300	7,530
*	ChoicePoint, Inc.	400	19,464
	Cintas Corp.	800	24,640
	CIRCOR International, Inc.	300	18,078
	Clarcor, Inc.	600	23,958
*	Clean Harbors, Inc.	200	16,228
*	Columbus McKinnon Corp.	300	8,187
	Comfort Systems USA, Inc.	600	9,144

16

*	COMSYS IT Partners, Inc.	300	3,552
*	Continental Airlines, Inc.	900	14,625
	Con-way, Inc.	400	19,640
*	Copart, Inc.	800	35,208
	Corporate Executive Board Co.	200	7,280
*	Corrections Corp. of America	1,900	50,540
*	CoStar Group, Inc.	200	10,562
*	Covanta Holding Corp.	1,400	38,948
*	CRA International, Inc.	200	7,978
	Crane Co.	800	29,376
	CSX Corp.	2,600	168,168
	Danaher Corp.	800	65,256
	Deere & Co.	400	28,228
	Donaldson Co., Inc.	300	13,173
	Dover Corp.	1,200	59,256
*	Dynamex, Inc.	200	5,896
	Dynamic Materials Corp.	200	6,154
	Eaton Corp.	200	14,636
	Electro Rent Corp.	400	5,448
*	EMCOR Group, Inc.	1,100	37,477
	Emerson Electric Co.	1,500	70,200
#	Encore Wire Corp.	300	5,721
* #	Energy Conversion Devices, Inc.	600	45,102
*	EnerSys	600	16,872
	Ennis, Inc.	300	4,953
*	EnPro Industries, Inc.	300	12,645
	Equifax, Inc.	1,100	38,863
*	Evergreen Solar, Inc.	1,100	10,373
*	Exide Technologies	800	9,872
	Expeditors International of Washington, Inc.	400	14,436
*	Exponent, Inc.	200	6,152
#	Fastenal Co.	300	15,579
	Federal Signal Corp.	1,800	28,854
	FedEx Corp.	1,000	82,820
	Forward Air Corp.	300	10,587
	Franklin Electric Co., Inc.	300	12,990
*	FTI Consulting, Inc.	400	29,360
*	FuelCell Energy, Inc.	500	3,470
*	Furmanite Corp.	600	7,146
	G & K Services, Inc. Class A	300	10,347
	GATX Corp.	600	26,298
*	Gehl Co.	200	3,014
	General Electric Co.	17,200	483,320
*	Genesee & Wyoming, Inc.	500	21,505
	Gorman-Rupp Co.	250	10,057
*	GP Strategies Corp.	300	2,739
	Graco, Inc.	200	7,630
	Granite Construction, Inc.	400	14,672
	Greenbrier Companies, Inc.	200	4,010
	Hardinge, Inc.	200	3,228
	Harsco Corp.	400	21,056
	Healthcare Services Group, Inc.	400	7,792
	Heartland Express, Inc.	900	14,868
	Heico Corp. Class A	200	5,760
*	Hexcel Corp.	300	6,234

17

*	Hill International, Inc.	600	11,550
#	HNI Corp.	600	13,884
	Honeywell International, Inc.	500	25,085
#	Horizon Lines, Inc. Class A	300	3,894
*	Hub Group, Inc. Class A	400	15,976
	Hubbell, Inc. Class B	500	21,755
*	Hurco Companies, Inc.	100	3,243
*	Huron Consulting Group, Inc.	200	12,896
	IKON Office Solutions, Inc.	1,700	29,427
	Illinois Tool Works, Inc.	900	44,649
	Ingersoll-Rand Co., Ltd. Class A	69	2,548
* #	Innovative Solutions & Support, Inc.	300	1,797
*	Integrated Electrical Services, Inc.	200	4,282
*	Interline Brands, Inc.	600	9,630
*	Intersections, Inc.	500	5,365
	J.B. Hunt Transport Services, Inc.	700	25,515
*	JetBlue Airways Corp.	1,600	9,712
*	John Bean Technologies Corp.	43	559
	Joy Global, Inc.	200	14,208
*	Kadant, Inc.	300	7,035
	Kaman Corp. Class A	300	9,045
*	Kansas City Southern	900	46,287
	Kaydon Corp.	300	16,719
	Kelly Services, Inc. Class A	600	11,604
*	Kenexa Corp.	300	6,939
	Kennametal, Inc.	800	28,184
*	Key Technology, Inc.	200	5,712
*	Kforce, Inc.	600	6,408
*	Kirby Corp.	500	22,895
	Knight Transportation, Inc.	1,400	25,046
	Landstar Systems, Inc.	200	9,804
*	Layne Christensen Co.	200	10,976
*	Learning Tree International, Inc.	300	4,467
	Lennox International, Inc.	800	29,600
	Lincoln Electric Holdings, Inc.	400	32,308
#	Lindsay Corp.	200	16,382
*	Mac-Gray Corp.	300	3,477
	Masco Corp.	2,100	40,026
	McGrath Rentcorp.	300	8,550
* #	Middleby Corp.	200	10,672
	Mine Safety Appliances Co.	600	21,798
*	Mobile Mini, Inc.	500	10,690
*	Monster Worldwide, Inc.	500	9,770
	MSC Industrial Direct Co., Inc. Class A	500	25,465
	Mueller Water Products, Inc. Class B	1,400	14,532
*	Navigant Consulting, Inc.	800	13,848
*	NCI Building Systems, Inc.	200	7,656
	Norfolk Southern Corp.	1,800	132,354
*	Owens Corning, Inc.	2,100	50,799
*	P.A.M. Transportation Services, Inc.	300	4,419
	Paccar, Inc.	700	30,142
	Parker Hannifin Corp.	1,300	83,291
*	Park-Ohio Holdings Corp.	200	3,902
	Pentair, Inc.	1,100	40,425
*	PHH Corp.	800	12,200

18

	Pitney Bowes, Inc.	400	13,660
*	Plug Power, Inc.	1,463	3,965
*	Powell Industries, Inc.	200	8,836
*	Power-One, Inc.	1,200	2,700
	Precision Castparts Corp.	200	20,652
*	Quality Distribution, Inc.	600	2,700
	Quanex Building Products Corp.	500	8,230
*	Quanta Services, Inc.	1,700	54,298
	Quixote Corp.	300	2,370
	R. R. Donnelley & Sons Co.	1,700	47,396
	Raven Industries, Inc.	200	9,046
*	RBC Bearings, Inc.	200	7,988
	Regal-Beloit Corp.	600	28,170
	Republic Services, Inc.	600	19,722
	Robbins & Myers, Inc.	400	17,940
	Rockwell Automation, Inc.	300	14,163
	Rollins, Inc.	600	10,662
	Roper Industries, Inc.	500	29,540
*	Rush Enterprises, Inc. Class A	400	5,276
	Ryder System, Inc.	700	45,164
	Schawk, Inc.	400	6,304
*	Shaw Group, Inc.	200	9,908
#	Simpson Manufacturing Co., Inc.	700	19,460
	Skywest, Inc.	800	13,672
	Southwest Airlines Co.	10,200	155,346
	SPX Corp.	300	35,775
	Standard Register Co.	400	4,528
*	Stericycle, Inc.	200	11,860
	Sun Hydraulics, Inc.	200	6,618
	Sypris Solutions, Inc.	600	1,350
	TAL International Group, Inc.	600	14,748
	Tecumseh Products Co. Class A	200	5,278
	Teleflex, Inc.	500	32,285
*	TeleTech Holdings, Inc.	900	13,878
	Tennant Co.	200	6,230
*	Terex Corp.	200	10,058
*	Tetra Tech, Inc.	700	20,006
*	The Advisory Board Co.	200	6,182
	The Brink’s Co.	400	27,912
	The Dun & Bradstreet Corp.	100	9,197
*	The Geo Group, Inc.	800	17,704
*	Thomas & Betts Corp.	500	23,040
	Timken Co.	1,100	35,552
#	Titan International, Inc.	375	10,028
	Toro Co.	200	8,174
*	TrueBlue, Inc.	500	8,295
*	TurboChef Technologies, Inc.	400	2,440
	Twin Disc, Inc.	400	7,348
#	UAL Corp.	1,400	15,554
*	Ultralife Corp.	400	4,628
	Union Pacific Corp.	2,900	243,310
	United Parcel Service, Inc.	700	44,884
*	United Stationers, Inc.	400	19,832
	United Technologies Corp.	1,000	65,590
	Universal Forest Products, Inc.	300	9,855

19

*	URS Corp.	1,300	62,348
	Viad Corp.	400	12,512
	Vicor Corp.	500	5,035
*	Volt Information Sciences, Inc.	300	4,206
#	W.W. Grainger, Inc.	400	36,012
	Wabash National Corp.	600	5,214
	Wabtec Corp.	600	35,442
	Walter Industries, Inc.	300	28,140
*	Waste Connections, Inc.	800	29,048
	Waste Management, Inc.	1,140	40,105
#	Watsco, Inc. Class A	300	15,357
	Watson Wyatt Worldwide, Inc.	500	29,295
	Watts Water Technologies, Inc.	600	17,058
	Werner Enterprises, Inc.	1,000	22,810
*	WESCO International, Inc.	500	19,220
	Woodward Governor Co.	400	18,532
Total Industrials			5,344,278

Information Technology — (14.1%)
*	Activision Blizzard, Inc.	500	16,410
*	Actuate Corp.	800	3,416
*	Adaptec, Inc.	1,600	6,064
*	ADC Telecommunications, Inc.	1,400	14,350
*	Adobe Systems, Inc.	600	25,698
	Adtran, Inc.	600	13,680
*	Advanced Analogic Technologies, Inc.	500	2,285
* #	Advanced Micro Devices, Inc.	6,500	40,885
*	Advent Software, Inc.	200	9,250
*	Agilent Technologies, Inc.	400	13,904
	Agilysys, Inc.	300	3,903
	Altera Corp.	600	13,584
*	Amdocs, Ltd.	1,400	42,266
	American Software, Inc. Class A	250	1,485
*	Amkor Technology, Inc.	900	6,759
	Amphenol Corp.	300	14,256
*	Anadigics, Inc.	600	2,022
	Analog Devices, Inc.	500	13,980
*	Anixter International, Inc.	500	36,905
*	Ansys, Inc.	486	21,554
*	Apple, Inc.	600	101,718
	Applied Materials, Inc.	2,600	46,592
*	Ariba, Inc.	900	13,257
*	Arris Group, Inc.	1,500	14,190
*	Arrow Electronics, Inc.	900	29,871
*	Aspen Technology, Inc.	600	8,640
*	Atheros Communications	300	9,783
	Atlantic Tele-Network, Inc.	200	6,694
*	Atmel Corp.	4,400	18,436
*	ATMI, Inc.	500	12,195
*	Autodesk, Inc.	400	14,212
	Automatic Data Processing, Inc.	500	22,190
*	Avid Technology, Inc.	700	16,268
*	Avnet, Inc.	1,700	49,895
*	Avocent Corp.	700	16,429
	AVX Corp.	2,700	30,996

20

* #	Bankrate, Inc.	200	6,452
	Bel Fuse, Inc. Class B	200	5,568
*	Bell Microproducts, Inc.	800	1,760
*	Benchmark Electronics, Inc.	1,200	19,788
	Black Box Corp.	200	7,168
* #	Blackboard, Inc.	200	7,992
*	BMC Software, Inc.	300	9,768
*	Bottomline Technologies, Inc.	400	4,608
*	Brightpoint, Inc.	400	3,444
*	Broadcom Corp.	500	12,030
*	Brocade Communications Systems, Inc.	3,500	25,970
	CA, Inc.	900	21,519
*	Cabot Microelectronics Corp.	300	11,586
*	Cadence Design Systems, Inc.	1,400	11,186
*	Callidus Software, Inc.	600	2,850
*	CEVA, Inc.	600	5,700
*	Checkpoint Systems, Inc.	700	14,903
*	Chordiant Software, Inc.	400	2,380
*	Ciena Corp.	1,000	17,380
*	Cirrus Logic, Inc.	800	4,968
*	Cisco Sytems, Inc.	7,800	187,590
*	Citrix Systems, Inc.	300	9,081
*	CMGI, Inc.	900	10,611
	Cognex Corp.	700	14,161
*	Cognizant Technology Solutions Corp.	400	11,728
*	Coherent, Inc.	400	14,348
	Cohu, Inc.	300	5,010
* #	CommScope, Inc.	1,000	48,970
	Communications Systems, Inc.	200	2,130
*	Computer Sciences Corp.	2,400	112,872
*	Compuware Corp.	4,200	48,006
*	Concur Technologies, Inc.	200	8,790
*	Convergys Corp.	2,000	29,500
	Corning, Inc.	1,500	30,810
*	Credence Systems Corp.	1,238	1,399
*	Cree, Inc.	1,300	30,303
*	CSG Systems International, Inc.	400	7,560
*	Cybersource Corp.	1,100	18,898
*	Cymer, Inc.	400	11,976
* #	Cypress Semiconductor Corp.	1,500	48,630
	Daktronics, Inc.	200	3,506
*	DealerTrack Holdings, Inc.	200	3,686
*	Dell, Inc.	1,600	34,768
	Diebold, Inc.	600	23,790
*	Digital River, Inc.	500	21,875
*	Diodes, Inc.	400	9,516
*	Dolby Laboratories, Inc.	300	12,210
*	Dot Hill Systems Corp.	900	1,962
* #	DST Systems, Inc.	200	12,350
*	DTS, Inc.	200	6,434
*	Dycom Industries, Inc.	500	8,015
*	EarthLink, Inc.	1,700	15,844
*	eBay, Inc.	1,300	32,409
*	Echostar Holding Corp.	40	1,254
*	Electronic Arts, Inc.	300	14,643

21

*	Electronics for Imaging, Inc.	800	13,272
*	EMC Corp.	2,100	32,088
* #	EMCORE Corp.	600	3,714
*	Emulex Corp.	1,000	13,420
*	Entegris, Inc.	1,700	10,472
*	Epicor Software Corp.	500	4,265
*	EPIQ Systems, Inc.	300	3,387
*	Equinix, Inc.	200	16,100
*	Euronet Worldwide, Inc.	700	13,153
*	Extreme Networks, Inc.	1,500	5,250
*	F5 Networks, Inc.	400	13,644
#	Factset Research Systems, Inc.	200	12,542
	Fair Isaac Corp.	800	18,480
*	Fairchild Semiconductor Corp. Class A	1,400	17,556
*	Faro Technologies, Inc.	200	4,724
*	FEI Co.	400	10,832
	Fidelity National Information Services, Inc.	1,100	24,035
*	Fiserv, Inc.	1,100	57,046
*	FormFactor, Inc.	400	7,676
*	Forrester Research, Inc.	400	13,836
*	Foundry Networks, Inc.	2,000	36,780
*	Gartner Group, Inc.	400	10,564
*	Gerber Scientific, Inc.	900	8,028
	Global Payments, Inc.	700	33,747
*	Greenfield Online, Inc.	400	6,940
*	Harmonic, Inc.	500	4,400
#	Heartland Payment Systems, Inc.	200	4,512
	Henry Jack & Associates, Inc.	500	10,015
	Hewlett-Packard Co.	4,900	229,908
*	Hittite Microwave Corp.	200	7,078
*	Hughes Communications, Inc.	300	13,245
*	Hutchinson Technology, Inc.	400	5,796
*	Hypercom Corp.	2,000	9,100
*	IAC/InterActiveCorp.	1,100	18,260
	iBasis, Inc.	500	1,830
*	iGATE Capital Corp.	600	6,750
*	Informatica Corp.	500	8,435
	InfoSpace, Inc.	400	4,680
*	Ingram Micro, Inc.	2,800	52,948
*	Insight Enterprises, Inc.	700	11,648
*	Integrated Device Technology, Inc.	2,400	25,416
*	Integrated Silicon Solution, Inc.	478	1,883
	Intel Corp.	5,700	130,359
*	Interactive Intelligence, Inc.	300	3,009
*	Internap Network Services Corp.	700	2,163
	International Business Machines Corp.	1,300	158,249
*	International Rectifier Corp.	800	16,720
*	Internet Capital Group, Inc.	500	4,225
	Intersil Corp.	1,800	42,174
*	Interwoven, Inc.	600	8,832
*	Intuit, Inc.	600	18,042
*	iPass, Inc.	2,400	5,448
*	Iron Mountain, Inc.	1,400	40,474
* #	Itron, Inc.	500	51,790
*	Ixia	1,200	10,428

22

*	IXYS Corp.	500	6,365
*	j2 Global Communications, Inc.	300	7,401
	Jabil Circuit, Inc.	2,900	48,894
*	JDA Software Group, Inc.	600	10,938
* #	JDS Uniphase Corp.	3,500	35,560
* #	Juniper Networks, Inc.	1,400	35,980
*	Jupitermedia Corp.	800	936
	KLA-Tencor Corp.	1,400	51,884
*	Kopin Corp.	1,400	4,172
*	Kulicke & Soffa Industries, Inc.	600	3,084
*	L-1 Identity Solutions, Inc.	1,000	16,480
* #	Lam Research Corp.	900	33,084
*	Lawson Software, Inc.	3,300	26,697
*	Lender Processing Services, Inc.	550	18,315
*	Lexmark International, Inc.	900	32,373
	Linear Technology Corp.	400	13,056
*	Lionbridge Technologies, Inc.	1,300	4,147
*	Littlefuse, Inc.	300	10,644
*	LoJack Corp.	300	2,175
*	Loral Space & Communications, Inc.	200	3,674
*	LSI Corp.	3,900	25,935
*	Macrovision Solutions Corp.	939	14,573
*	Magma Design Automation, Inc.	400	2,032
*	Manhattan Associates, Inc.	200	4,902
*	Mastec, Inc.	900	12,708
*	Mattson Technology, Inc.	700	3,570
	Maxim Integrated Products, Inc.	500	10,275
	Maximus, Inc.	300	11,100
* #	Maxwell Technologies, Inc.	400	4,944
*	McAfee, Inc.	800	31,648
*	MEMC Electronic Materials, Inc.	200	9,818
*	Mentor Graphics Corp.	1,200	14,640
	Methode Electronics, Inc.	500	5,495
	Micrel, Inc.	900	8,289
#	Microchip Technology, Inc.	400	12,804
*	Micron Technology, Inc.	9,700	41,128
*	Micros Systems, Inc.	400	12,328
*	Microsemi Corp.	1,000	27,500
	Microsoft Corp.	8,700	237,423
	Molex, Inc. Class A	500	11,530
	MoneyGram International, Inc.	600	1,020
*	Monolithic Power Systems	200	4,874
	Motorola, Inc.	3,900	36,738
*	MSC. Software Corp.	600	7,788
	MTS Systems Corp.	200	8,296
*	Nanometrics, Inc.	600	2,178
	National Instruments Corp.	400	12,912
	National Semiconductor Corp.	500	10,715
*	NCR Corp.	900	23,814
*	NetApp, Inc.	300	7,644
*	NETGEAR, Inc.	400	6,740
*	NetScout Systems, Inc.	500	7,450
*	Network Equipment Technologies, Inc.	400	1,304
	NIC, Inc.	250	1,730
*	Novatel Wireless, Inc.	300	1,869

23

*	Novell, Inc.	5,400	34,722
*	Novellus Systems, Inc.	1,600	36,272
*	Nu Horizons Electronics Corp.	400	1,924
*	Nuance Communications, Inc.	1,000	15,800
*	Nvidia Corp.	400	5,056
* #	OmniVision Technologies, Inc.	600	7,008
*	ON Semiconductor Corp.	2,580	24,433
*	Online Resources Corp.	400	3,484
*	Oplink Communications, Inc.	400	5,256
*	Oracle Corp.	4,800	105,264
* #	Palm, Inc.	1,400	11,914
*	Parametric Technology Corp.	1,800	36,144
	Park Electrochemical Corp.	300	8,406
	Paychex, Inc.	300	10,224
*	PC Connection, Inc.	400	3,036
	PC-Tel, Inc.	700	7,077
*	PDF Solutions, Inc.	500	3,175
*	Perficient, Inc.	300	2,382
*	Perot Systems Corp.	1,900	33,820
*	Phoenix Technologies, Ltd.	100	1,104
	Plantronics, Inc.	500	12,900
*	Plexus Corp.	600	16,818
*	PLX Technology, Inc.	500	2,845
*	PMC-Sierra, Inc.	2,400	21,600
* #	Polycom, Inc.	1,400	39,256
*	Powerwave Technologies, Inc.	1,800	9,090
*	Presstek, Inc.	800	4,296
*	Progress Software Corp.	500	14,605
	QAD, Inc.	600	3,948
*	QLogic Corp.	900	16,812
	QUALCOMM, Inc.	1,600	84,240
#	Quality Systems, Inc.	200	8,564
*	Quantum Corp.	2,300	4,071
*	Quest Software, Inc.	1,500	22,185
*	Rackable Systems, Inc.	700	7,252
*	Radiant Systems, Inc.	500	4,560
*	RadiSys Corp.	300	3,321
*	Rambus, Inc.	400	7,036
*	RealNetworks, Inc.	2,000	13,260
*	Red Hat, Inc.	1,000	21,000
	Renaissance Learning, Inc.	100	1,269
*	RF Micro Devices, Inc.	3,400	13,192
*	Rofin-Sinar Technologies, Inc.	400	16,168
*	Rogers Corp.	200	8,002
*	Rudolph Technologies, Inc.	500	4,220
*	Salesforce.com, Inc.	200	11,204
*	Sandisk Corp.	1,200	17,352
*	Sapient Corp.	1,500	13,905
* #	SAVVIS, Inc.	200	3,176
*	ScanSource, Inc.	300	9,027
*	Secure Computing Corp.	900	3,852
*	Semtech Corp.	600	8,874
*	SI International, Inc.	200	6,246
* #	Sigma Designs, Inc.	200	3,426
*	Silicon Laboratories, Inc.	500	16,855

24

*	Silicon Storage Technology, Inc.	4,000	13,080
*	Skyworks Solutions, Inc.	3,500	33,950
*	Soapstone Networks, Inc.	300	1,176
* #	Sonic Solutions, Inc.	500	2,325
*	SonicWALL, Inc.	900	5,886
* #	Sonus Networks, Inc.	1,400	4,732
*	SPSS, Inc.	200	6,316
*	Standard Microsystems Corp.	300	8,766
*	STEC, Inc.	700	7,091
* #	Stratasys, Inc.	400	6,664
*	Sun Microsystems, Inc.	1,475	13,275
*	Supertex, Inc.	200	5,940
*	SupportSoft, Inc.	900	3,141
*	Sybase, Inc.	1,300	44,733
*	Sycamore Networks, Inc.	5,645	19,758
*	Sykes Enterprises, Inc.	600	12,084
*	Symantec Corp.	4,100	91,471
*	Synaptics, Inc.	200	10,468
*	SYNNEX Corp.	600	13,794
*	Synopsys, Inc.	2,300	49,519
#	Syntel, Inc.	200	6,614
*	Take-Two Interactive Software, Inc.	600	15,042
*	Tech Data Corp.	900	30,726
	Technitrol, Inc.	600	9,486
*	Techwell, Inc.	300	3,324
*	Tekelec	1,400	22,974
*	Tellabs, Inc.	3,300	17,193
*	Teradyne, Inc.	1,300	12,129
* #	Terremark Worldwide, Inc.	700	5,061
*	Tessera Technologies, Inc.	300	6,981
	Texas Instruments, Inc.	2,500	61,275
*	The Knot, Inc.	400	3,644
*	TIBCO Software, Inc.	1,800	14,742
	Total System Services, Inc.	519	10,338
*	Trimble Navigation, Ltd.	1,900	64,315
*	Triquint Semiconductor, Inc.	1,900	11,951
*	Tyler Technologies, Inc.	600	9,726
*	Ultimate Software Group, Inc.	200	5,608
*	Ultratech, Inc.	400	5,940
	United Online, Inc.	1,100	11,583
* #	Universal Display Corp.	300	4,254
*	ValueClick, Inc.	1,500	19,335
* #	Varian Semiconductor Equipment Associates, Inc.	200	6,460
*	Veeco Instruments, Inc.	600	10,086
*	VeriSign, Inc.	2,000	63,940
*	Vishay Intertechnology, Inc.	2,900	25,781
*	Vocus, Inc.	100	3,565
*	Websense, Inc.	600	13,584
*	Website Pros, Inc.	500	3,020
*	Western Digital Corp.	1,700	46,342
	Western Union Co.	700	19,334
*	Wind River Systems, Inc.	1,000	11,050
*	Wright Express Corp.	200	5,950
	Xerox Corp.	4,300	59,899
	Xilinx, Inc.	500	12,990

25

* #	X-Rite, Inc.	400	1,608
*	Yahoo!, Inc.	1,300	25,194
*	Zygo Corp.	400	4,192
Total Information Technology			5,898,951

Materials — (5.9%)
*	AEP Industries, Inc.	200	3,726
	Air Products & Chemicals, Inc.	400	36,740
	Airgas, Inc.	600	35,544
	AK Steel Holding Corp.	200	10,522
	Albemarle Corp.	900	35,766
	Alcoa, Inc.	4,300	138,159
	Allegheny Technologies, Inc.	800	39,200
	AMCOL International Corp.	300	10,938
	American Vanguard Corp.	300	4,452
*	Amerigon, Inc.	100	693
	Aptargroup, Inc.	1,000	40,390
	Arch Chemicals, Inc.	300	11,010
	Ashland, Inc.	1,000	40,930
	Ball Corp.	200	9,184
	Bemis Co., Inc.	1,200	33,504
*	Brush Engineered Materials, Inc.	200	5,860
	Cabot Corp.	1,000	27,670
	Calgon Carbon Corp.	600	12,798
	Carpenter Technology Corp.	400	15,524
	Celanese Corp. Class A	300	11,568
*	Century Aluminum Co.	600	29,256
	CF Industries Holdings, Inc.	200	30,480
	Chemtura Corp.	3,900	25,701
* #	Coeur d’Alene Mines Corp.	7,900	14,141
	Commercial Metals Co.	1,000	26,030
*	Crown Holdings, Inc.	900	24,966
	Cytec Industries, Inc.	600	30,480
	Deltic Timber Corp.	200	12,268
	Dow Chemical Co.	4,800	163,824
	duPont (E.I.) de Nemours & Co., Inc.	1,500	66,660
	Eagle Materials, Inc.	600	18,318
	Eastman Chemical Co.	500	30,160
	Ecolab, Inc.	400	18,296
	Ferro Corp.	800	17,632
	FMC Corp.	400	29,416
* #	General Moly, Inc.	800	5,456
	Georgia Gulf Corp.	400	1,348
	Glatfelter Co.	800	11,736
	Greif, Inc. Class A	300	20,733
* #	Hecla Mining Co.	1,500	10,530
#	Hercules, Inc.	600	12,930
*	ICO, Inc.	400	2,316
	International Flavors & Fragrances, Inc.	200	8,042
	International Paper Co.	5,000	135,250
*	Ion Geophysical Corp.	1,500	24,180
	Kaiser Aluminum Corp.	200	10,812
	KMG Chemicals, Inc.	200	2,132
	Koppers Holdings, Inc.	200	9,162
	Louisiana-Pacific Corp.	1,400	13,636

26

	Lubrizol Corp.	400	21,196
#	Martin Marietta Materials, Inc.	100	11,290
	MeadWestavco Corp.	2,000	52,960
	Minerals Technologies, Inc.	300	19,704
	Nalco Holding Co.	1,700	38,879
	Neenah Paper, Inc.	300	5,826
	NewMarket Corp.	200	13,588
	Newmont Mining Corp.	700	31,570
	NL Industries, Inc.	700	7,364
	Nucor Corp.	800	42,000
	Olin Corp.	800	21,528
	Olympic Steel, Inc.	200	9,522
*	OM Group, Inc.	400	14,840
*	Owens-Illinois, Inc.	300	13,380
	Packaging Corp. of America	1,400	36,050
*	Pactiv Corp.	2,000	53,740
*	Patriot Coal Corp.	80	4,797
	Penford Corp.	200	3,322
*	Peoplesupport, Inc.	200	2,430
*	PolyOne Corp.	2,000	16,420
	PPG Industries, Inc.	300	18,858
	Praxair, Inc.	300	26,952
	Reliance Steel & Aluminum Co.	400	22,804
	Rock-Tenn Co. Class A	700	25,676
*	Rockwood Holdings, Inc.	1,100	41,635
	Rohm & Haas Co.	1,100	82,555
*	Rosetta Resources, Inc.	1,000	23,250
	Royal Gold, Inc.	300	10,413
	RPM International, Inc.	1,100	23,760
	Schnitzer Steel Industries, Inc. Class A	200	13,682
	Scotts Miracle-Gro Co. Class A	200	5,348
	Sealed Air Corp.	700	16,961
	Sensient Technologies Corp.	800	23,368
	Sigma-Aldrich Corp.	200	11,352
	Silgan Holdings, Inc.	200	10,468
*	Smurfit-Stone Container Corp.	2,900	14,645
	Steel Dynamics, Inc.	1,000	24,830
	Stepan Co.	200	11,766
*	Stillwater Mining Co.	500	3,725
	Terra Industries, Inc.	500	25,070
	Texas Industries, Inc.	200	10,534
	The Mosaic Co.	400	42,696
*	U.S. Gold Corp.	1,000	1,260
*	United States Lime & Minerals, Inc.	200	7,756
	United States Steel Corp.	600	79,842
*	Universal Stainless & Alloy Products, Inc.	200	7,230
	Valspar Corp.	1,200	28,392
#	Vulcan Materials Co.	400	29,936
	Wausau Paper Corp.	1,900	16,359
	Westlake Chemical Corp.	900	17,082
	Weyerhaeuser Co.	1,000	55,490
Total Materials			2,484,170

Telecommunication Services — (2.7%)
*	American Tower Corp.	400	16,532

27

	AT&T, Inc.	10,915	349,171
*	Cbeyond, Inc.	200	3,386
*	Centennial Communications Corp.	800	6,096
	CenturyTel, Inc.	1,700	65,671
*	Cincinnati Bell, Inc.	2,500	9,750
* #	Cogent Communications Group, Inc.	300	2,763
	Consolidated Communications Holdings, Inc.	300	4,533
*	Crown Castle International Corp.	1,300	48,620
#	FairPoint Communications, Inc.	585	5,177
	Frontier Communications Corp.	2,600	32,682
*	General Communications, Inc. Class A	700	7,098
	Iowa Telecommunications Services, Inc.	300	5,517
*	NeuStar, Inc.	300	7,203
* #	Nextwave Wireless, Inc.	1,300	1,261
*	NII Holdings, Inc.	200	10,504
*	PAETEC Holding Corp.	600	1,980
*	Premiere Global Services, Inc.	700	10,584
#	Qwest Communications International, Inc.	1,500	5,670
#	Regal Entertainment Group	800	13,408
*	SBA Communications Corp.	300	10,479
	Sprint Nextel Corp.	9,400	81,968
*	Syniverse Holdings, Inc.	1,100	18,249
	Telephone & Data Systems, Inc.	300	11,520
	Telephone & Data Systems, Inc. Special Shares	200	7,470
*	tw Telecom, Inc.	500	7,670
	Verizon Communications, Inc.	10,900	382,808
	Windstream Corp.	800	9,936
Total Telecommunication Services			1,137,706

Utilities — (3.0%)
	AGL Resources, Inc.	300	9,918
	Allegheny Energy, Inc.	300	13,599
	ALLETE, Inc.	200	8,444
	Alliant Energy Corp.	200	6,990
	Ameren Corp.	300	12,558
	American Electric Power Co., Inc.	300	11,712
	American States Water Co.	200	7,902
	Atmos Energy Corp.	600	16,524
	Avista Corp.	700	15,610
	Black Hills Corp.	500	16,905
	California Water Service Group	200	7,858
	CenterPoint Energy, Inc.	500	7,940
	Central Vermont Public Service Corp.	100	2,430
	CH Energy Group, Inc.	200	7,960
	Cleco Corp.	600	15,126
	CMS Energy Corp.	1,000	13,570
	Consolidated Edison, Inc.	400	16,360
	Dominion Resources, Inc.	400	17,412
	DPL, Inc.	500	12,410
	DTE Energy Co.	300	12,648
	Duke Energy Corp.	1,100	19,184
*	Dynegy, Inc.	800	4,768
	Edison International	300	13,776
*	El Paso Electric Co.	500	10,645
#	Empire District Electric Co.	400	8,440

28

	Energen Corp.	200	11,168
	Entergy Corp.	200	20,678
	Equitable Resources, Inc.	200	9,982
	Exelon Corp.	600	45,576
	FirstEnergy Corp.	300	21,792
	FPL Group, Inc.	300	18,018
	Great Plains Energy, Inc.	400	9,380
#	Hawaiian Electric Industries, Inc.	600	15,870
	IDACORP, Inc.	300	8,940
	Integrys Energy Group, Inc.	300	15,681
	Laclede Group, Inc.	200	8,986
	MDU Resources Group, Inc.	300	9,912
	MGE Energy, Inc.	200	6,780
	Middlesex Water Co.	300	5,316
*	Mirant Corp.	1,500	44,370
	National Fuel Gas Co.	400	18,924
	New Jersey Resources Corp.	300	10,854
	Nicor, Inc.	200	9,178
	NiSource, Inc.	300	4,944
	Northeast Utilities, Inc.	300	8,067
	Northwest Natural Gas Co.	200	9,746
	NorthWestern Corp.	500	13,150
* #	NRG Energy, Inc.	1,400	52,696
	NSTAR	500	16,920
	OGE Energy Corp.	400	13,480
	Oneok, Inc.	200	8,742
	Ormat Technologies, Inc.	400	20,056
	Otter Tail Corp.	200	7,942
	Pepco Holdings, Inc.	300	7,605
	PG&E Corp.	300	12,399
#	Piedmont Natural Gas Co.	500	14,425
	Pinnacle West Capital Corp.	600	21,114
	Portland General Electric Co.	400	10,248
	PPL Corp.	300	13,131
	Progress Energy, Inc.	400	17,472
	Public Service Enterprise Group, Inc.	2,900	118,233
	Puget Energy, Inc.	500	13,950
	Questar Corp.	900	46,701
*	Reliant Energy, Inc.	1,900	32,357
	SCANA Corp.	200	7,840
	Sempra Energy	200	11,584
	Sierra Pacific Resources	1,300	14,612
	SJW Corp.	400	11,148
	South Jersey Industries, Inc.	200	7,134
	Southern Co.	600	22,506
	Southern Union Co.	500	13,030
	Southwest Gas Corp.	400	12,140
	Southwest Water Co.	200	2,364
	TECO Energy, Inc.	900	16,056
	UGI Corp.	500	13,750
	UIL Holdings Corp.	300	9,780
	Unisource Energy Corp.	400	12,852
	Vectren Corp.	500	13,870
	Westar Energy, Inc.	600	13,590
	WGL Holdings, Inc.	400	12,880

29

Wisconsin Energy Corp.	200	9,354
Xcel Energy, Inc.	700	14,357
York Water Co.	300	4,230
Total Utilities		1,268,549

TOTAL COMMON STOCKS		38,454,976

TEMPORARY CASH INVESTMENTS — (1.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	409,464	409,464

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (7.5%)
§ @	DFA Short Term Investment Fund LP	$2,985	2,984,623

@	Repurchase Agreement, Deutsche Bank Securities 0.00%, (Collateralized by $3,067,506 FNMA 4.888%(r), 07/01/33, valued at $197,918) to be repurchased at $192,199	192	192,153

TOTAL SECURITIES LENDING COLLATERAL			3,176,776

TOTAL INVESTMENTS - (100.0%)
(Cost $48,140,875) ##			$42,041,216

30

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

BRAZIL — (10.5%)
COMMON STOCKS — (2.5%)
	Companhia Siderurgica Nacional SA Sponsored ADR	78,600	$2,728,206
	Companhia Vale do Rio Doce ADR	176,600	4,688,730
	Empresa Brasileira de Aeronautica SA	90,900	771,256
	Eternit SA	9,450	39,133
	Perdigao SA	40,800	1,021,502
	Tractebel Energia SA	36,200	447,503
	Weg SA	12,000	131,779
TOTAL COMMON STOCKS			9,828,109

PREFERRED STOCKS — (8.0%)
#	Aracruz Celulose SA Sponsored ADR	15,600	862,524
	Banco Bradesco SA Sponsored ADR	138,000	2,540,580
	Banco Itau Holding Financeira SA ADR	198,625	3,773,875
#	Braskem SA Preferred A Sponsored ADR	11,300	165,093
	Centrais Electricas de Santa Catarina SA	9,050	249,847
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	200	8,334
	Companhia Energetica de Minas Gerais SA Sponsored ADR	600	12,948
	Companhia Paranaense de Energia-Copel Sponsored ADR	300	5,157
	Companhia Vale do Rio Doce Sponsored ADR	223,600	5,314,972
	Duratex SA	28,500	487,997
	Gerdau SA Sponsored ADR	160,400	3,001,084
	Gol Linhas Aereas Inteligentes SA	23,800	214,054
	Klabin SA	163,000	501,000
	Marcopolo SA	38,000	144,307
	Metalurgica Gerdau SA	75,200	1,914,601
*	Net Servicos de Comunicacao SA	28,391	327,454
#	Sadia SA ADR	65,333	1,302,747
	Suzano Papel e Celullose SA	83,600	1,061,669
#	Telecomunicacoes de Sao Paulo SA ADR	24,200	690,668
	Ultrapar Participacoes SA	22,136	794,995
	Uniao de Industrias Petroquimicas SA Series B	125,400	106,936
	Unibanco-Uniao de Bancos Brasileiros SA ADR	20,740	2,479,674
	Usinas Siderurgicas de Minas Gerais SA Series A	114,375	4,013,650
#	Vivo Participacoes SA ADR	143,700	751,551
	Votorantim Celulose e Papel SA Sponsored ADR	42,800	903,936
TOTAL PREFERRED STOCKS			31,629,653
TOTAL — BRAZIL			41,457,762

1

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
#	Banco de Chile Series F ADR	4,906	215,079
	Banco de Credito e Inversiones SA Series A	8,868	252,507
	Banco Santander Chile SA ADR	7,000	308,070
	CAP SA	22,265	805,491
*	Colbun SA	2,969,308	625,422
	Compania General de Electricidad SA	22,917	133,636
	Compania SudAmericana de Vapores SA	208,349	280,372
	Compania Telecomunicaciones de Chile SA Sponsored ADR	62,700	347,985
	Corpbanca SA	38,136,342	208,253
	Distribucion y Servicio D&S SA ADR	17,200	391,300
	Embotelladora Andina SA Series B	21,938	66,745
	Embotelladora Andina SA Series B ADR	5,000	91,150
	Empresa Nacional de Electricidad SA Sponsored ADR	24,755	1,126,352
	Empresa Nacional de Telecomunicaciones SA	32,414	423,547
	Empresas CMPC SA	18,810	572,279
	Empresas Copec SA	89,745	1,086,934
	Empresas Iansa SA	1,018,958	38,751
	Enersis SA Sponsored ADR	58,256	998,508
	Madeco SA	1,535,966	143,786
	Madeco SA Sponsored ADR	10,700	97,477
	S.A.C.I. Falabella SA	54,493	211,277
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	22,000	843,040
TOTAL COMMON STOCKS			9,267,961

RIGHTS/WARRANTS — (0.0%)
*	Vapores SA Rights 09/17/08	208,349	2,094
TOTAL — CHILE			9,270,055

CHINA — (9.9%)
COMMON STOCKS — (9.9%)
#	Air China, Ltd.	390,000	198,828
	Aluminum Corp. of China, Ltd. ADR	25,400	561,340
	AMVIG Holdings, Ltd.	76,000	68,020
	Angang Steel Co., Ltd.	230,000	311,322
# *	Anhui Conch Cement Co., Ltd.	32,000	165,435
	Anhui Expressway Co., Ltd.	54,000	33,817
#	Bank of China, Ltd.	3,374,000	1,450,317
#	Bank of Communications Co., Ltd.	732,000	839,335
#	Beijing Capital International Airport Co., Ltd.	374,000	294,205
#	Beijing Capital Land, Ltd.	58,000	11,456
*	Brilliance China Automotive Holdings, Ltd.	654,000	67,435
#	Byd Co., Ltd.	159,000	182,351
	Catic Shenzhen Holdings, Ltd.	66,000	32,523
	Chaoda Modern Agriculture	462,300	490,955
*	China Aerospace International Holdings, Ltd.	149,400	12,924
	China Construction Bank Corp.	4,274,000	3,464,005
	China COSCO Holdings Co., Ltd.	322,000	610,865
#	China Everbright International, Ltd.	279,000	57,589
#	China Everbright, Ltd.	180,000	323,163

2

	China Foods, Ltd.	250,000	99,052
#	China Gas Holdings, Ltd.	310,000	73,365
	China Green (Holdings), Ltd.	93,000	82,286
#	China Infrastructure Machinery Holdings, Ltd.	109,000	94,618
	China Insurance International Holdings Co., Ltd.	96,000	198,749
	China Life Insurance Co., Ltd.	22,000	83,620
#	China Life Insurance Co., Ltd. ADR	36,543	2,093,914
	China Mengniu Dairy Co., Ltd.	117,000	353,124
	China Merchants Holdings (International) Co., Ltd.	177,509	654,398
*	China Mining Resources Group, Ltd.	1,034,000	57,295
	China Mobile, Ltd. Sponsored ADR	64,101	3,635,809
	China National Building Material Co., Ltd.	156,000	240,840
	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	14,944	713,875
	China Oilfield Services, Ltd.	156,000	207,529
#	China Power International Development, Ltd.	358,000	109,793
	China Rare Earth Holdings, Ltd.	260,000	39,747
	China Resources Power Holdings Co., Ltd.	114,000	280,239
	China Shenhua Energy Co., Ltd.	233,500	797,347
#	China Shipping Container Lines Co., Ltd.	750,950	183,320
	China Shipping Development Co., Ltd.	130,000	307,165
*	China Southern Airlines Co., Ltd. ADR	6,000	95,100
	China State Construction International Holdings, Ltd.	328,000	76,535
	China Telecom Corp., Ltd.	430,000	218,822
#	China Telecom Corp., Ltd. ADR	11,545	589,141
	China Travel International Investment Hong Kong, Ltd.	804,000	175,378
	China Unicom, Ltd.	200,000	316,400
	China Unicom, Ltd. ADR	47,884	760,398
	China Yurun Food Group, Ltd.	123,000	209,875
	Chongqing Iron and Steel Co., Ltd.	132,000	39,815
	Citic Pacific, Ltd.	232,000	804,877
# *	CITIC Resources Holdings, Ltd.	491,500	116,923
	CNOOC, Ltd.	427,000	663,900
#	CNOOC, Ltd. ADR	11,400	1,775,664
	Comba Telecom Systems Holdings, Ltd.	198,000	49,866
	COSCO International Holdings, Ltd.	158,000	56,777
	COSCO Pacific, Ltd.	278,000	422,866
	Dalian Port (PDA) Co., Ltd.	182,000	99,536
	Datang International Power Generation Co., Ltd.	224,000	147,420
	Denway Motors, Ltd.	1,234,000	439,645
	Dongfang Electric Co., Ltd.	24,800	76,835
*	Enerchina Holdings, Ltd.	110,500	2,967
#	FU JI Food & Catering Services	57,000	65,198
#	Geely Automobile Holdings, Ltd.	800,000	70,375
	Global Bio-Chem Technology Group Co., Ltd.	392,000	148,868
#	Golden Eagle Retail Group, Ltd.	136,000	125,863
	GOME Electrical Appliances Holdings, Ltd.	917,000	376,537
	Great Wall Motor Co., Ltd.	32,000	15,098
	Guangdong Investment, Ltd.	518,000	175,877
	Guangshen Railway Co., Ltd. Sponsored ADR	7,262	162,669
#	Guangzhou R&F Properties Co., Ltd.	178,800	309,400
#	Guangzhou Shipyard International Co., Ltd.	22,000	38,044
	GZI Transport, Ltd.	128,000	58,337

3

	Hainan Meilan International Airport Co., Ltd.	26,000	20,436
#	Hengan International Group Co., Ltd.	69,000	230,817
#	HKC (Holdings), Ltd.	996,086	167,261
	Hopson Development Holdings, Ltd.	166,000	164,542
#	Huadian Power International Corp.	310,000	92,933
	Huaneng Power International, Inc.	130,000	96,695
#	Huaneng Power International, Inc. ADR	9,458	283,740
#	Hunan Non-Ferrous Metal Corp., Ltd.	456,000	77,008
	Industrial and Commercial Bank of China (Asia), Ltd.	4,186,000	2,866,209
	Jiangsu Express Co., Ltd.	196,000	150,082
	Jiangxi Copper Co., Ltd.	187,000	296,780
	Lenovo Group, Ltd.	306,000	207,801
#	Li Ning Co., Ltd.	93,500	232,272
	Lianhua Supermarket Holdings Co., Ltd.	24,000	41,054
	Maanshan Iron and Steel Co., Ltd.	430,000	192,424
	Mingyuan Medicare Development Co., Ltd.	380,000	44,504
	Minmetals Resources, Ltd.	300,000	68,729
#	Neo-China Land Group (Holdings), Ltd.	62,000	40,435
	Nine Dragons Paper Holdings, Ltd.	375,000	229,603
#	PICC Property and Casualty Co., Ltd.	514,000	290,210
#	Ping An Insurance (Group) Co. of China, Ltd.	162,500	1,185,783
	Qingling Motors Co., Ltd.	320,000	50,256
# *	Semiconductor Manufacturing International Corp.	4,377,000	204,379
*	Semiconductor Manufacturing International Corp. ADR	1,700	4,029
#	Shandong Molong Petroleum Machinery Co., Ltd.	232,000	20,049
*	Shanghai Electric Group Co., Ltd.	590,000	242,909
	Shenzhen Expressway Co., Ltd.	186,000	91,022
	Shenzhen International Holdings, Ltd.	1,747,500	137,713
	Shenzhen Investment, Ltd.	498,000	132,346
	Shenzhou International Group	93,000	19,774
	Shimao Property Holdings, Ltd.	332,500	372,175
#	Shougang Concord International Enterprises Co., Ltd.	664,000	157,308
	Sichuan Expressway Co., Ltd.	178,000	40,407
	Sinofert Holdings, Ltd.	228,000	148,193
	Sinolink Worldwide Holdings, Ltd.	532,000	71,213
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	170,115
# *	Sinopec Yizheng Chemical Fibre Co., Ltd.	582,000	65,611
	Sinotrans, Ltd.	400,000	90,354
	Skyworth Digital Holdings, Ltd.	400,000	43,201
	SRE Group, Ltd.	164,000	15,635
*	TCL Multimedia Technology Holdings, Ltd.	1,000,000	27,298
	Tianjin Development Holdings, Ltd.	116,000	64,181
# *	Towngas China Co., Ltd.	171,000	66,405
	TPV Technology, Ltd.	362,000	175,344
	Travelsky Technology, Ltd.	183,000	111,153
	Weichai Power Co., Ltd.	27,000	123,270
	Weiqiao Textile Co., Ltd.	107,500	85,213
	Xiamen International Port Co., Ltd.	204,000	35,806
	Xinao Gas Holdings, Ltd.	128,000	203,060
	Xiwang Sugar Holdings Co., Ltd.	112,000	33,670
	Yanzhou Coal Mining Co., Ltd.	68,000	117,531
	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	14,215	245,920

4

	Zhejiang Expressway Co., Ltd.	236,000	157,483
*	Zhejiang Glass Co., Ltd.	79,000	39,072
	Zijin Mining Group Co., Ltd.	260,000	175,883
	ZTE Corp.	31,920	151,410
TOTAL COMMON STOCKS			39,035,682

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Rights 02/27/09	4,857	25
TOTAL — CHINA			39,035,707

CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
	CEZ A.S.	31,512	2,370,173
	Komercni Banka A.S.	2,207	485,917
#	Telefonica 02 Czech Republic A.S.	42,731	1,319,632
	Unipetrol A.S.	27,775	337,430
TOTAL — CZECH REPUBLIC			4,513,152

HUNGARY — (1.2%)
COMMON STOCKS — (1.2%)
	EMASZ RT	322	40,593
# *	Fotex NYRT	20,564	76,176
	Magyar Telekom Telecommunications P.L.C.	101,699	521,360
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	61,872
#	MOL Hungarian Oil & Gas NYRT	13,110	1,408,339
# *	OTP Bank NYRT	58,033	2,602,681
# *	Pannonplast NYRT	13,775	102,911
*	RABA Automotive Holding NYRT	7,432	65,474
*	Synergon Information Systems	3,753	19,004
TOTAL — HUNGARY			4,898,410

INDIA — (7.1%)
COMMON STOCKS — (7.1%)
*	Aban Offshore, Ltd.	1,530	71,787
*	Adani Enterprises, Ltd.	10,923	144,658
	Aditya Birla Nuvo, Ltd.	17,301	510,788
	Adlabs Films, Ltd.	4,064	44,898
	Ajmera Realty & Infra India	5,329	11,434
	Alfa Laval (India), Ltd.	946	17,249
	Alok Industries, Ltd.	48,779	44,874
	Alstom Projects India, Ltd.	4,263	36,506
	Ambuja Cements, Ltd.	133,567	242,554
	Amtek Auto, Ltd.	22,222	89,100
	Apollo Tyres, Ltd.	102,440	90,812
*	Arvind Mills, Ltd.	52,730	34,953
*	Asahi India Glass, Ltd.	26,738	36,186
	Asea Brown Boveri India, Ltd.	9,765	193,899
	Ashapura Minechem, Ltd.	7,200	18,985

5

	Asian Hotels, Ltd.	4,300	42,923
	Asian Paints (India), Ltd.	7,500	207,991
*	Astra Microwave Products, Ltd.	9,854	12,088
	Axis Bank, Ltd.	26,648	433,662
	Bajaj Auto Finance, Ltd.	5,768	17,461
	Bajaj Auto, Ltd. (6124142)	7,812	86,065
	Bajaj Auto, Ltd. (B2QKXW0)	15,624	208,960
	Bajaj Finserv, Ltd.	15,624	190,486
	Bajaj Hindusthan, Ltd.	18,256	70,167
	Balaji Telefilms, Ltd.	11,012	41,923
	Ballarpur Industries, Ltd.	101,088	75,785
	Bank of Maharashtra, Ltd.	77,935	61,153
	Bannari Amman Sugars, Ltd.	1,400	29,152
	Bata India, Ltd.	15,997	60,211
	BEML, Ltd.	6,037	99,749
	Berger Paints India, Ltd.	49,000	43,790
	Bharat Forge, Ltd.	35,107	211,409
	Bhushan Steel & Strips, Ltd.	6,126	116,002
	Blue Star, Ltd.	10,894	105,007
	Bongaigaon Refinery & Petrochemicals, Ltd.	58,753	70,870
	Britannia Industries, Ltd.	4,943	161,803
*	Cambridge Solutions, Ltd.	17,830	20,495
	Carborundum Universal, Ltd.	21,879	64,291
	Century Textiles & Industries, Ltd.	6,103	64,482
	CESC, Ltd.	10,657	80,151
	Chambal Fertilizers & Chemicals, Ltd.	90,740	148,841
	Chennai Petroleum Corp., Ltd.	15,825	91,995
	Chettinad Cement Corp., Ltd.	800	8,908
*	Chi Investments, Ltd.	3,484	2,506
	CMC, Ltd.	1,340	17,735
	Colgate-Palmolive (India), Ltd.	8,968	83,652
	Coromandel Fertilisers, Ltd.	43,187	173,084
	Cranes Software International, Ltd.	21,490	60,429
	CRISIL, Ltd.	636	53,065
	Crompton Greaves, Ltd.	49,217	301,270
	Cummins India, Ltd.	16,419	118,163
	Dabur India, Ltd.	42,601	87,813
	Dalmia Cement (Bharat), Ltd.	3,900	19,192
*	Dish TV India, Ltd.	39,984	33,388
	E.I.D. - Parry (India), Ltd.	18,565	95,424
	EIH, Ltd.	65,321	216,784
	Electrosteel Casings, Ltd.	78,500	56,650
*	Escorts, Ltd.	16,186	29,582
	Essel Propack, Ltd.	40,846	23,007
	Exide Industries, Ltd.	92,784	146,898
	FAG Bearings (India), Ltd.	5,070	42,595
	Federal Bank, Ltd.	53,973	261,450
	Finolex Cables, Ltd.	46,600	53,328
	Finolex Industries, Ltd.	36,143	44,816
	Gammon India, Ltd.	9,039	44,770
	Geodesic Information Systems, Ltd.	29,058	115,075
	Geometric, Ltd.	16,569	21,894

6

*	GHCL, Ltd.	18,278	35,379
	Gillette India, Ltd.	800	16,409
	GlaxoSmithKline Consumer Healthcare, Ltd.	9,486	141,626
	Godrej Consumer Products, Ltd.	21,028	62,864
	Godrej Industries, Ltd.	33,592	128,551
	Great Eastern Shipping Co., Ltd.	25,938	224,886
	Great Offshore, Ltd.	4,506	54,098
	Greaves Cotton, Ltd.	9,499	34,707
	GTL, Ltd.	21,580	97,505
	Gujarat Alkalies & Chemicals, Ltd.	17,941	66,024
	Gujarat Ambuja Exports, Ltd.	37,000	32,185
	Gujarat Fluorochemicals, Ltd.	17,792	82,195
	Gujarat Gas Co., Ltd.	8,580	56,328
	Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	87,520
	Gujarat State Fertilizers & Chemicals, Ltd.	18,025	67,980
	H.E.G., Ltd.	13,472	72,759
	HCL Infosystems, Ltd.	19,952	53,668
	HCL Technologies, Ltd.	48,064	253,029
	HDFC Bank, Ltd. ADR	9,300	841,557
*	Hero Honda Motors, Ltd. Series B	16,024	299,189
	Hexaware Technologies, Ltd.	21,369	22,678
	Hikal, Ltd.	3,700	40,668
*	Himachal Futuristic Communications, Ltd.	126,748	43,980
*	Himatsingka Seide, Ltd.	16,432	18,833
	Hinduja Ventures, Ltd.	6,728	30,796
	Hindustan Construction Co., Ltd.	36,523	78,283
*	Hindustan Motors, Ltd.	57,521	31,693
	Hindustan Oil Exploration Co., Ltd.	9,570	26,179
	Hindustan Unilever, Ltd.	86,635	481,666
	Honeywell Automation India, Ltd.	950	27,441
	Hotel Leelaventure, Ltd.	76,029	54,985
	HTMT Global Solutions, Ltd.	6,728	38,192
	ICI India, Ltd.	5,027	56,763
	ICICI Bank, Ltd. Sponsored ADR	87,637	2,718,500
	IDBI Bank, Ltd.	79,758	150,343
	India Cements, Ltd.	39,905	124,684
	Indiabulls Financial Services, Ltd.	19,709	110,918
	Indiabulls Real Estate, Ltd.	56,565	367,769
	Indiabulls Securities, Ltd.	19,709	28,548
	Indian Hotels Co., Ltd.	131,997	228,981
*	IndusInd Bank, Ltd.	75,477	102,133
	Infosys Technologies, Ltd.	56,344	2,228,611
	Infotech Enterprises, Ltd.	14,697	72,568
*	IVRCL Infrastructures & Projects, Ltd.	19,106	131,811
	Jain Irrigation Systems, Ltd.	5,895	56,018
	Jaiprakash Associates, Ltd.	73,180	273,415
	Jammu & Kashmir Bank, Ltd.	11,393	129,788
*	JBF Industries, Ltd.	18,484	36,106
	Jet Airways (India), Ltd.	5,856	62,389
	Jindal Saw, Ltd.	6,867	90,121
	Jindal Steel & Power, Ltd.	9,465	407,047
	JSW Steel, Ltd.	16,249	281,115

7

	Jubilant Organosys, Ltd.	29,807	243,174
	Jyoti Structures, Ltd.	13,740	39,964
	Karnataka Bank, Ltd.	25,885	81,894
	Karur Vysya Bank, Ltd.	9,749	75,192
	Kesoram Industries, Ltd.	9,437	56,912
	Kirloskar Oil Engines, Ltd.	63,106	128,737
	KPIT Cummins Infosystems, Ltd.	18,448	23,918
	Lakshmi Machine Works, Ltd.	1,980	48,118
	LIC Housing Finance, Ltd.	20,990	155,107
	Madras Cements, Ltd.	1,550	88,227
	Maharashtra Seamless, Ltd.	10,924	71,124
	Mahindra Lifespace Developers, Ltd.	4,305	45,185
	Mastek, Ltd.	3,774	30,542
	Monnet Ispat, Ltd.	9,869	113,022
	Monsanto India, Ltd.	700	26,174
	Moser Baer (India), Ltd.	65,998	151,339
	Motherson Sumi Systems, Ltd.	14,700	27,236
	Motor Industries Co., Ltd.	2,852	249,502
	MRF, Ltd.	896	71,741
	Mukand, Ltd.	22,624	40,833
*	Mysore Cements, Ltd.	37,206	24,727
	Nagarjuna Construction Co., Ltd.	24,876	70,186
*	Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	76,033
	Navneet Publications (India), Ltd.	35,467	53,560
	NIIT Technologies, Ltd.	9,598	24,859
	NIIT, Ltd.	83,932	169,917
*	Nirma, Ltd.	5,100	15,366
	Nucleus Software Exports, Ltd.	3,918	14,616
	Opto Circuits India, Ltd.	12,421	89,209
	Patel Engineering, Ltd.	4,621	42,908
	Patni Computer Systems, Ltd.	20,346	105,992
	Petronet LNG, Ltd.	91,954	123,474
	Pidilite Industries, Ltd.	27,000	84,816
	Polaris Software Lab, Ltd.	28,867	65,939
	Praj Industries, Ltd.	16,862	65,321
	Prism Cements, Ltd.	86,482	68,281
	PTC India, Ltd.	17,000	29,978
	Punjab Tractors, Ltd.	3,838	15,802
*	PVP Ventures, Ltd.	2,337	5,626
	Raymond, Ltd.	13,151	57,540
*	REI Agro, Ltd.	11,457	364,071
	Reliance Energy, Ltd.	17,895	398,864
	Reliance Industrial Infrastructure, Ltd.	4,222	87,097
*	Rico Auto Industries, Ltd.	43,187	17,688
	Rolta India, Ltd.	21,514	158,721
	Ruchi Soya Industries, Ltd.	55,585	98,044
	Satyam Computer Services, Ltd.	87,420	827,132
*	SEAMEC, Ltd.	10,499	27,318
	Sesa GOA, Ltd.	28,370	101,501
*	Sesa GOA, Ltd. Bonus Shares	28,370	102,735
	Shree Cement, Ltd.	3,483	46,497
	Shriram Transport Finance Co., Ltd.	29,558	227,597

8

*	Sicagen India, Ltd.	3,400	1,002
*	Sical Logistics, Ltd.	3,400	6,715
	Siemens India, Ltd.	7,994	99,144
	Sonata Software, Ltd.	39,011	24,957
	South India Bank, Ltd.	24,114	61,186
*	SREI Infrastructure Finance, Ltd.	21,226	52,940
	SRF, Ltd.	13,802	41,336
	Sterling Biotech, Ltd.	30,729	121,310
	Sterlite Industries (India), Ltd. Series A	24,973	353,117
	Sundram Fastners, Ltd.	34,002	20,469
	Syndicate Bank	74,170	98,919
	Tata Chemicals, Ltd.	27,796	206,879
	Tata Consultancy Services, Ltd.	16,185	297,243
	Tata Elxsi, Ltd.	8,349	30,899
	Tata Investment Corp., Ltd.	8,434	91,333
	Tata Motors, Ltd.	35,639	355,079
	Tata Power Co., Ltd.	12,333	291,432
	Tata Steel, Ltd. (6101156)	5,094	68,904
*	Tata Teleservices Maharashtra, Ltd.	374,732	223,080
	Tele Data Informatics, Ltd.	55,529	17,884
*	Teledata Marine Solutions, Ltd.	27,764	21,644
*	Teledata Technology Solution	27,764	21,644
	Texmaco, Ltd.	800	22,766
	Thermax, Ltd.	8,395	92,774
	Thomas Cook (India), Ltd.	34,092	73,123
	Titan Industries, Ltd.	4,295	123,054
	Trent, Ltd.	2,640	30,595
	Tube Investments of India, Ltd.	25,855	27,957
	TVS Motor Co., Ltd.	40,352	29,567
	Unitech, Ltd.	66,762	239,353
*	United Phosphorus, Ltd.	32,169	243,950
	Usha Martin, Ltd.	58,390	102,030
	Vardhman Textiles, Ltd.	4,400	8,499
	Varun Shipping Co.	45,506	69,193
#	Videsh Sanchar Nigam, Ltd. ADR	10,600	197,266
	Voltas, Ltd.	38,760	108,177
	Welspun-Gujarat Stahl Rohren, Ltd.	26,959	194,155
	Wipro, Ltd.	36,958	359,741
*	Wire & Wireless India, Ltd.	34,769	17,759
	Zee Entertainment Enterprises, Ltd.	56,419	276,969
	Zee News, Ltd.	31,438	30,107
TOTAL — INDIA			27,962,061

INDONESIA — (3.4%)
COMMON STOCKS — (3.4%)
	PT Apexindo Pratama Tbk	202,000	47,835
	PT Astra Agro Lestari Tbk	102,000	198,541
	PT Astra International Tbk	770,000	1,734,023
*	PT Bakrie & Brothers Tbk	4,601,000	172,572
*	PT Bakrieland Development Tbk	7,173,250	271,142
	PT Bank Central Asia Tbk	3,056,000	1,050,656

9

	PT Bank CIMB Niaga Tbk	4,829,000	465,226
	PT Bank Danamon Indonesia Tbk	669,000	391,248
*	PT Bank Pan Indonesia Tbk	4,496,000	452,763
	PT Berlian Laju Tanker Tbk	1,970,500	376,790
	PT Bhakti Investama Tbk	1,982,550	85,953
	PT Bumi Resources Tbk	3,146,500	1,870,506
*	PT Charoen Pokphand Indonesia Tbk	939,000	91,672
*	PT Ciputra Surya Tbk	907,000	46,125
	PT Citra Marga Nusaphala Persada Tbk	535,000	75,185
*	PT Davomas Adabi Tbk	2,372,000	45,221
*	PT Delta Dunia Petronda Tbk	740,000	61,239
*	PT Energi Mega Persada Tbk	1,380,000	106,216
	PT Global Mediacom Tbk	2,844,000	118,777
*	PT Holcim Indonesia Tbk	1,831,000	228,537
	PT Indocement Tunggal Prakarsa Tbk	507,500	352,706
	PT Indofood Sukses Makmur Tbk	2,420,000	589,352
	PT Indosat Tbk ADR	12,300	407,499
	PT International Nickel Indonesia Tbk	620,000	250,482
*	PT Kawasan Industry Jababeka Tbk	4,167,000	53,631
	PT Lippo Karawaci Tbk	5,448,750	457,432
	PT Matahari Putra Prima Tbk	1,400,000	85,135
	PT Mayorah Indah Tbk	180,000	28,306
*	PT Medco Energi International Tbk	888,000	471,431
	PT Mitra Adiperkasa Tbk	519,000	29,895
*	PT Panin Insurance Tbk	1,516,000	54,371
*	PT Panin Life Tbk	4,390,000	114,338
*	PT Polychem Indonesia Tbk	720,000	17,615
	PT Ramayana Lestari Sentosa Tbk	1,706,000	144,606
	PT Semen Gresik Tbk	345,000	151,485
	PT Sinar Mas Agro Resources & Technology Tbk	36,000	14,090
*	PT Sumalindo Lestari Jaya Tbk	350,000	31,105
	PT Summarecon Agung Tbk	2,179,332	77,946
*	PT Suryainti Permata Tbk	1,280,000	40,568
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,297,602
	PT Timah Tbk	820,000	229,061
	PT Tunas Ridean Tbk	270,000	29,399
	PT Unilever Indonesia Tbk	226,500	178,448
	PT United Tractors Tbk	424,500	476,028
TOTAL COMMON STOCKS			13,472,758

RIGHTS/WARRANTS — (0.0%)
*	PT United Tractors Tbk Rights 09/08/08	70,750	22,037
TOTAL — INDONESIA			13,494,795

ISRAEL — (2.0%)
COMMON STOCKS — (2.0%)
	Africa-Israel Investments, Ltd.	3,253	122,786
*	Alvarion, Ltd.	21,296	135,984
*	AudioCodes, Ltd.	5,519	21,861
	Azorim Investment Development & Construction Co., Ltd.	11,218	83,341

10

	Bank Hapoalim B.M.	179,709	699,028
	Bank Leumi Le-Israel	162,499	670,210
	Baran Group, Ltd.	3,002	37,542
	Bezeq Israeli Telecommunication Corp., Ltd.	151,890	270,660
	Blue Square-Israel, Ltd.	5,737	55,457
	Clal Insurance Enterprise Holdings, Ltd.	8,693	150,096
*	Danya Cebus, Ltd.	3,978	17,560
	Delek Automotive Systems, Ltd.	8,494	109,274
	Delek Drilling LP, Ltd.	97,883	54,731
*	Delta-Galil Industries, Ltd.	5,997	27,265
	Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	17,713
	Discount Investment Corp.	9,566	213,954
*	Electra (Israel), Ltd.	837	94,561
*	Elron Electronic Industries, Ltd.	9,386	61,198
*	First International Bank of Israel, Ltd.	27,543	56,050
*	FMS Enterprises Migun, Ltd.	1,332	37,113
	Formula Systems, Ltd.	7,614	81,318
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	20,000	194,555
*	Hadera Paper, Ltd.	948	62,891
*	Hamlet (Israel-Canada), Ltd.	4,670	39,184
*	Hot-Cable Systems Media, Ltd.	7,565	80,648
*	Housing & Construction Holding Co., Ltd.	79,490	92,317
	IDB Development Corp., Ltd. Series A	2,990	65,263
	Israel Chemicals, Ltd.	75,686	1,256,358
	Ituran Location & Control, Ltd.	4,895	58,726
*	Jerusalem Oil Exploration, Ltd.	2,612	25,484
	Leader Holding & Investments, Ltd.	9,903	11,681
	Makhteshim-Agan Industries, Ltd.	80,339	542,435
	Migdal Insurance Holdings, Ltd.	83,280	102,469
	Mivtach Shamir Holdings, Ltd.	1,647	50,149
*	Naphtha Israel Petroleum Corp.	100,339	36,000
*	NICE Systems, Ltd. Sponsored ADR	15,400	471,702
	Ormat Industries, Ltd.	32,009	356,541
	Osem Investment, Ltd.	12,506	158,288
#	Partner Communications Co., Ltd. ADR	12,000	255,720
*	RADVision, Ltd.	6,925	45,776
*	Retalix, Ltd.	10,264	122,306
	Scailex Corp., Ltd.	6,272	45,429
*	Strauss Group, Ltd.	9,407	115,837
	Super-Sol, Ltd. Series B	39,114	180,475
*	The Israel Land Development Co., Ltd.	10,769	51,041
*	Tower Semiconductor, Ltd.	40,874	28,971
*	Union Bank of Israel, Ltd.	16,882	72,289
	United Mizrahi Bank, Ltd.	51,706	328,767
TOTAL — ISRAEL			7,869,004

MALAYSIA — (4.0%)
COMMON STOCKS — (4.0%)
	Aeon Co. Berhad	44,600	50,168
	Affin Holdings Berhad	352,000	191,140

11

*	Airasia Berhad	225,700	71,494
	Alliance Financial Group Berhad	196,800	156,670
*	AMBD Berhad	420,400	19,726
	AMMB Holdings Berhad	516,375	463,192
	Amway (Malaysia) Holdings Berhad	24,800	49,976
	Ann Joo Resources Berhad	63,000	60,310
*	Asia Pacific Land Berhad	220,000	19,340
	Asiatic Development Berhad	66,400	109,121
	Bandar Raya Developments Berhad	80,800	36,205
	Batu Kawan Berhad	69,500	169,404
	Berjaya Corp. Berhad	414,900	93,016
	Berjaya Land Berhad	159,200	205,551
	Bernas Padiberas Nasional Berhad	212,000	87,119
	Bimb Holdings Berhad	141,200	44,382
	Bolton Properties Berhad	168,400	40,605
	Boustead Holdings Berhad	125,100	183,376
	Bumiputra-Commerce Asset Holdings Berhad	324,900	795,064
	Cement Industries of Malaysia Berhad	8,500	14,360
	Chemical Co. of Malaysia Berhad	55,900	47,714
	Digi.Com Berhad	41,000	277,483
	DNP Holdings Berhad	85,100	23,532
	DRB-Hicom Berhad	373,500	108,326
	Eastern & Oriental Berhad	68,100	20,414
	Eastern Pacific Industrial Corp. Berhad	49,000	19,883
	ECM Libra Avenue Berhad	279,400	44,159
	EON Capital Berhad	141,200	183,293
	Esso Malaysia Berhad	57,700	44,122
	Faber Group Berhad	113,400	29,370
	Far East Holdings Berhad	14,000	27,784
	Fraser & Neave Holdings Berhad	45,500	121,236
	Gamuda Berhad	567,200	429,384
	General Corp. Berhad	155,500	41,442
	Globetronics Technology Berhad	518,500	33,498
	Glomac Berhad	87,000	18,896
	GuocoLand (Malaysia) Berhad	53,000	21,878
	Hap Seng Consolidated Berhad	91,300	67,794
	Hock Seng Lee Berhad	85,000	15,912
	Hong Leong Bank Berhad	125,100	211,338
	Hong Leong Financial Group Berhad	129,300	184,626
	Hong Leong Industries Berhad	54,300	62,725
	Hume Industries (Malaysia) Berhad	39,900	43,655
	Hunza Properties Berhad	55,900	22,980
	Hwang-DBS (Malaysia) Berhad	30,600	14,538
	IGB Corp. Berhad	414,500	163,948
*	IJM Corp. Berhad	195,350	289,172
*	IJM Land Berhad	49,000	15,829
	IJM Plantations Berhad	65,600	48,121
*	Insas Berhad	69,300	7,101
	Integrated Logistics Berhad	83,900	19,701
	IOI Corp. Berhad	557,825	834,998
	IOI Properties Berhad	57,800	79,521
*	Jaks Resources Berhad	211,500	36,103

12

	Jaya Tiasa Holdings Berhad	25,200	23,563
	K & N Kenanga Holdings Berhad	81,000	15,713
	Keck Seng (Malaysia) Berhad	56,200	67,031
	KFC Holdings (Malaysia) Berhad	53,700	107,307
	Kian Joo Can Factory Berhad	146,500	54,186
	Kim Loong Resources Berhad	108,920	63,778
	KLCC Property Holdings Berhad	251,800	200,465
	KNM Group Berhad	708,750	309,766
	Kuala Lumpur Kepong Berhad	108,150	377,963
*	Kub Malaysia Berhad	285,800	25,906
	Kulim Malaysia Berhad	73,900	164,729
*	Kumpulan Europlus Berhad	70,000	5,046
*	Kurnia Asia Berhad	148,000	25,954
	Lafarge Malayan Cement Berhad	154,560	208,767
*	Land & General Berhad	409,900	33,499
	Leader Universal Holdings Berhad	234,600	42,536
	Lingkaran Trans Kota Holdings Berhad	123,800	63,246
*	Lion Corp Berhad	87,000	12,585
	Lion Industries Corp. Berhad	141,000	84,944
*	MAA Holdings Berhad	65,500	12,589
	Malayan Banking Berhad	387,000	891,764
	Malaysia Building Society Berhad	167,700	71,344
	Malaysian Airlines System Berhad	74,667	74,033
	Malaysian Bulk Carriers Berhad	87,725	89,715
	Malaysian Pacific Industries Berhad	40,600	84,248
	Malaysian Resources Corp. Berhad	294,200	66,113
	Media Prima Berhad	153,000	67,934
	Mega First Corp. Berhad	46,000	14,527
	Melewar Industrial Group Berhad	96,700	20,684
	MK Land Holdings Berhad	204,700	10,781
	MNRB Holdings Berhad	66,900	83,982
	MTD ACPI Engineering Berhad	45,900	6,684
*	Mulpha International Berhad	444,200	152,649
	Naim Cendera Berhad	75,900	62,026
	NCB Holdings Berhad	5,000	4,412
	Nestle (Malaysia) Berhad	17,000	135,281
	New Straits Times Press (Malaysia) Berhad	73,900	32,544
*	Nylex (Malaysia) Berhad	70,000	22,981
	Oriental Holdings Berhad	44,000	72,701
	OSK Holdings Berhad	152,700	64,938
	Panasonic Manufacturing Malaysia Berhad	27,500	94,711
	Paramount Corp. Berhad	58,000	39,213
	Pelikan International Corp. Berhad	19,000	13,997
	PJ Development Holdings Berhad	204,900	33,729
	Plus Expressways Berhad	200,700	168,337
	Pos Malaysia & Services Holdings Berhad	209,600	113,973
	PPB Group Berhad	215,800	595,669
	Protasco Berhad	172,000	35,917
*	Proton Holdings Berhad	138,300	121,809
	Puncak Niaga Holdings Berhad	71,400	64,581
*	QL Resources Berhad	45,000	36,363
*	Ramunia Holdings Berhad	156,777	77,938

13

	RHB Capital Berhad	14,900	18,270
*	Salcon Berhad	180,500	25,101
	Sarawak Energy Berhad	198,400	133,041
	Sarawak Oil Palms Berhad	75,400	63,408
	Selangor Dredging Berhad	190,000	34,056
	Shangri-La Hotels (Malaysia) Berhad	104,400	53,468
	Shell Refining Co. Federation of Malaysia Berhad	68,200	220,834
	SHL Consolidated Berhad	98,500	39,185
	Southern Steel Berhad	96,400	77,616
	SP Setia Berhad	244,050	242,143
	Star Publications (Malaysia) Berhad	212,100	205,940
	Subur Tiasa Holdings Berhad	73,815	60,917
	Sunrise Berhad	58,448	26,273
	Supermax Corp. Berhad	70,900	22,527
	Ta Ann Holdings Berhad	45,480	80,832
	TA Enterprise Berhad	160,000	38,926
	Tan Chong Motor Holdings Berhad	168,500	81,392
	TDM Berhad	126,600	63,970
*	Tebrau Teguh Berhad	125,100	17,904
	Telekom Malaysia Berhad	157,900	165,893
	Tenaga Nasional Berhad	212,800	493,125
	TH Group Berhad	205,200	30,319
*	Time Dotcom Berhad	210,000	21,182
*	TM International Berhad	157,900	290,813
	Uchi Technologies Berhad	82,300	35,844
	UEM Builders Berhad	120,600	46,686
	Unico-Desa Plantations Berhad	285,440	77,913
	Unisem (M) Berhad	175,300	74,906
	United Malacca Rubber Estates Berhad	47,000	98,169
	United Plantations Berhad	37,900	132,786
*	Utama Banking Group Berhad	103,560	76,748
	VS Industry Berhad	60,945	31,788
	Wah Seong Corp. Berhad	100,250	50,081
	WTK Holdings Berhad	155,500	78,193
	YTL Corp. Berhad	291,900	548,413
	YTL e-Solutions Berhad	60,500	7,175
	YTL Power International Berhad	353,047	195,360
	Yu Neh Huat Berhad	109,600	50,244
TOTAL COMMON STOCKS			15,807,287

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	30,260	5,083
*	IJM Land Berhad Warrants 09/05/08	19,535	21,299
	Symphony House Berhad Warrants 2009	67,360	5,336
TOTAL RIGHTS/WARRANTS			31,718
TOTAL — MALAYSIA			15,839,005

MEXICO — (7.0%)
COMMON STOCKS — (7.0%)
#	Alfa S.A.B. de C.V. Series A	90,900	473,827

14

#	America Movil S.A.B. de C.V. Series L	439,909	1,131,564
	America Movil S.A.B. de C.V. Series L ADR	94,300	4,845,134
# *	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	672,151
#	Cemex S.A.B. de C.V. Sponsored ADR	194,304	3,895,803
	Consorcio ARA S.A.B. de C.V.	202,360	159,404
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	228,700	570,930
# *	Corporacion GEO S.A.B. de C.V. Series B	183,800	538,025
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	22,406
	Corporacion Moctezuma S.A.B. de C.V.	25,900	59,317
#	Embotelladora Arca S.A.B. de C.V., Mexico	90,706	312,270
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	1,094,373
*	Gruma S.A.B. de C.V. ADR	11,100	126,651
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	394,007
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	2,600	123,604
#	Grupo Continental S.A.B. de C.V.	75,246	182,942
	Grupo Elektra S.A. de C.V.	9,384	348,612
#	Grupo Financiero Banorte S.A.B. de C.V.	512,273	2,052,530
#	Grupo Financiero Inbursa S.A. de C.V. Series O	109,100	381,323
	Grupo Industrial Bimbo S.A.B. de C.V. Series A	66,561	444,700
# *	Grupo Iusacell S.A.B. de C.V.	10,992	106,898
	Grupo Mexico S.A.B. de C.V. Series B	871,696	1,452,156
	Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,984,208
# *	Industrias CH S.A.B. de C.V. Series B	130,400	607,441
#	Industrias Penoles S.A.B. de C.V.	30,200	498,989
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	568,282
# *	Organizacion Soriana S.A.B. de C.V. Series B	121,700	378,731
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	1,265,355
#	Telmex Internacional S.A.B. de C.V. ADR	51,500	726,665
#	TV Azteca S.A. de C.V. Series A	362,269	235,694
#	Vitro S.A.B. de C.V.	59,300	73,240
#	Vitro S.A.B. de C.V. Sponsored ADR	18,783	69,121
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	438,031	1,597,449
TOTAL — MEXICO			27,393,802

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	913,000	144,589
	Ayala Corp. Series A	34,716	225,013
	Ayala Land, Inc.	1,237,560	273,631
	Bank of the Philippine Islands	264,680	265,648
*	Belle Corp.	3,468,000	55,698
*	Benpres Holdings Corp.	1,500,000	41,248
	DMCI Holdings, Inc.	467,000	50,591
	EEI Corp.	135,000	6,517
*	Empire East Land Holdings, Inc.	2,890,000	26,908
	Filinvest Land, Inc.	5,943,000	101,241
	First Philippines Holdings Corp.	187,600	111,548
	International Container Terminal Services, Inc.	180,000	110,881
	Jollibee Food Corp.	111,400	105,048
	Macroasia Corp.	444,000	39,058

15

	Megaworld Properties & Holdings, Inc.	3,049,000	95,580
	Metro Bank & Trust Co.	217,000	177,617
*	Paxys, Inc.	100,000	6,893
	Philippine Long Distance Telephone Co. Sponsored ADR	7,800	462,462
*	Philippine National Bank	36,800	25,454
	Philippine Stock Exchange, Inc.	2,800	44,166
	Pilipino Telephone Corp.	472,000	87,979
	Rizal Commercial Banking Corp.	205,000	75,294
	Robinson’s Land Corp. Series B	387,900	63,697
	Security Bank Corp.	48,400	62,392
	SM Development Corp.	657,360	31,017
	Union Bank of the Philippines	56,000	38,247
	Universal Robina Corp.	575,000	130,738
TOTAL — PHILIPPINES			2,859,155

POLAND — (2.9%)
COMMON STOCKS — (2.9%)
	Agora SA	16,098	205,944
	Apator SA	7,900	43,454
	Asseco Poland SA	28,658	779,658
	Bank Millennium SA	82,039	249,323
	Bank Pekao SA	22,039	1,751,029
*	Bank Przemyslowo Handlowy BPH SA	3,066	97,898
	Bank Zackodni WBK SA	5,862	451,179
*	Boryszew SA	12,909	17,363
*	Budimex SA	3,716	141,242
*	Cersanit SA	28,655	201,498
	Debica SA	5,044	164,149
	Decora SA	2,526	17,961
*	Echo Investment SA	145,930	286,969
	Elektrobudowa SA	467	36,924
*	Elstar Oils SA	11,468	27,033
	Eurocash SA	17,031	88,055
*	Fabryki Mebli Forte SA	10,706	26,827
*	Getin Holdings SA	114,589	488,162
	Grupa Kety SA	3,981	129,793
*	Grupa Lotos SA	29,914	356,827
	Impexmetal SA	57,865	54,779
*	Koelner SA	4,517	29,555
	Kredyt Bank SA	25,032	154,014
*	Lentex SA	2,453	17,552
*	LPP SA	181	111,681
*	MNI SA	20,297	25,848
*	Mondi Packaging Paper Swiecie SA	3,576	57,980
	Mostostal Siedlce SA	93,750	212,857
*	Mostostal Zabrze Holding SA	27,205	73,256
*	Netia Holdings SA	94,525	124,224
*	NG2 SA	6,516	118,629
	Orbis SA	17,644	418,315
*	PBG SA	1,937	201,859
	Pekaes SA	6,340	34,534

16

*	Polski Koncern Miesny Duda SA	28,765	44,689
	Polski Koncern Naftowy Orlen SA	134,711	1,946,451
*	Raciborska Fabryka Kotlow SA	40,435	120,186
*	Stalexport SA	75,249	76,937
	Ster-Projekt SA	18,313	48,703
*	Sygnity SA	2,893	28,763
*	Synthos SA	284,348	113,010
	Telekomunikacja Polska SA	123,104	1,235,119
	TVN SA	42,400	332,805
*	Vistula SA	18,370	31,559
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	142,940
	Zelmer SA	2,897	57,249
TOTAL — POLAND			11,374,782

SOUTH AFRICA — (11.3%)
COMMON STOCKS — (11.3%)
	ABSA Group, Ltd.	85,721	1,210,185
*	Adcock Ingram Holdings, Ltd.	37,062	180,555
	Advtech, Ltd.	150,000	79,783
	Aeci, Ltd.	37,769	328,589
	Afgri, Ltd.	166,454	123,199
	African Bank Investments, Ltd.	152,368	548,094
	African Oxygen, Ltd.	29,696	104,059
	African Rainbow Minerals, Ltd.	27,214	913,776
*	AG Industries, Ltd.	40,000	4,522
	Allied Electronics Corp., Ltd.	25,999	123,193
	Allied Technologies, Ltd.	13,100	87,089
	Anglo American Platinum Corp., Ltd.	7,217	909,088
	AngloGold Ashanti, Ltd. Sponsored ADR	29,000	780,680
	ArcelorMittal South Africa, Ltd.	74,475	1,754,375
	Argent Industrial, Ltd.	36,904	51,347
	AST Group, Ltd.	346,708	37,329
	Astral Foods, Ltd.	13,354	178,306
	Aveng, Ltd.	130,706	1,123,010
	AVI, Ltd.	96,172	191,423
*	Avusa, Ltd.	47,345	152,034
	Barloworld, Ltd.	86,675	767,656
	Bell Equipment, Ltd.	9,579	39,716
*	Bidvest Group, Ltd.	57,562	852,493
	Capitec Bank Holdings, Ltd.	8,261	31,674
	Cashbuild, Ltd.	13,046	84,879
	Caxton & CTP Publishers & Printers, Ltd.	71,319	106,099
	City Lodge Hotels, Ltd.	8,002	78,469
	Data Tec, Ltd.	72,684	276,218
	Dimension Data Holdings P.L.C.	288,760	279,117
	Discovery Holdings, Ltd.	75,601	217,849
	Distribution & Warehousing Network, Ltd.	48,452	83,830
*	Durban Roodeport Deep, Ltd.	83,302	46,822
	Enviroserv Holdings, Ltd.	80,399	169,526
*	Eqstra Holdings, Ltd.	48,616	90,000
	Exxaro Resources, Ltd.	23,945	356,965

17

	FirstRand, Ltd.	603,172	1,284,453
	Foschini, Ltd.	35,522	195,728
	Freeworld Coatings, Ltd.	86,675	84,354
	Gold Fields, Ltd. Sponsored ADR	109,100	992,810
	Grindrod, Ltd.	147,335	478,626
	Group Five, Ltd.	20,621	149,872
*	Harmony Gold Mining Co., Ltd.	125,451	1,094,015
	Highveld Steel & Vanadilum Corp., Ltd.	4,030	72,863
	Hudaco Industries, Ltd.	11,535	115,750
	Hulamin, Ltd.	28,666	74,147
	Iliad Africa, Ltd.	31,050	34,818
	Illovo Sugar, Ltd.	68,281	226,259
	Impala Platinum Holdings, Ltd.	76,976	2,171,920
	Imperial Holdings, Ltd.	48,616	340,300
	Investec, Ltd.	32,066	238,901
	JD Group, Ltd.	36,655	143,023
	Kumba Iron Ore, Ltd.	13,646	445,272
	Lewis Group, Ltd.	19,730	98,426
	Liberty Group, Ltd.	35,047	319,762
	Massmart Holdings, Ltd.	20,186	217,538
*	Merafe Resources, Ltd.	203,701	73,740
	Metair Investments, Ltd.	63,407	65,966
*	Metorex, Ltd.	112,195	238,100
	Metropolitan Holdings, Ltd.	293,917	488,355
	Mr. Price Group, Ltd.	61,558	177,369
	Murray & Roberts Holdings, Ltd.	101,170	1,365,424
	Mustek, Ltd.	36,932	16,866
	Mvelaphanda Group, Ltd.	45,413	38,290
	Nampak, Ltd.	191,835	365,967
	Naspers, Ltd. Series N	61,126	1,535,099
	Nedbank Group, Ltd.	78,657	1,062,511
	New Clicks Holdings, Ltd.	141,130	283,569
	Northam Platinum, Ltd.	40,386	281,067
	Oceana Group, Ltd.	19,344	47,219
	Omnia Holdings, Ltd.	15,703	165,117
	Palabora Mining Co., Ltd.	9,070	121,985
	Peregrine Holdings, Ltd.	44,991	73,876
	Pick’n Pay Stores, Ltd.	34,367	131,658
	Pretoria Portland Cement Co., Ltd.	114,759	505,925
	PSG Group, Ltd.	62,177	148,290
	Reunert, Ltd.	48,447	365,159
	Sanlam, Ltd.	879,354	2,028,566
	Sappi, Ltd. Sponsored ADR	86,300	914,780
	Sasol, Ltd. Sponsored ADR	98,800	5,433,012
	Sentula Mining, Ltd.	44,064	55,391
	Shoprite Holdings, Ltd.	99,249	591,648
	Spur Corp., Ltd.	30,509	25,743
	Standard Bank Group, Ltd.	206,314	2,407,033
	Steinhoff International Holdings, Ltd.	349,367	835,379
	Super Group, Ltd.	139,700	67,105
	Telkom South Africa, Ltd.	62,209	1,124,657
#	Telkom South Africa, Ltd. Sponsored ADR	2,000	144,640

18

	The Spar Group, Ltd.	51,585	361,784
	Tiger Brands, Ltd.	37,062	651,868
*	Tiger Wheels, Ltd.	24,763	—
	Tongaat-Hulett, Ltd.	27,376	277,256
	Trans Hex Group, Ltd.	24,032	25,662
	Trencor, Ltd.	49,091	152,322
	Truworths International, Ltd.	95,666	387,665
	Wilson Bayly Holme-Ovcon, Ltd.	9,599	170,633
	Woolworths Holdings, Ltd.	180,486	294,259
TOTAL — SOUTH AFRICA			44,641,741

SOUTH KOREA — (9.8%)
COMMON STOCKS — (9.8%)
	Asia Cement Manufacturing Co., Ltd.	520	27,644
	Bing Grae Co., Ltd.	1,910	63,788
	Byuck San Engineering and Construction Co., Ltd.	4,870	17,463
	Cheil Industrial, Inc.	6,560	310,819
	Cheil Worldwide, Inc.	830	176,403
	Chosun Refractories Co., Ltd.	920	75,448
	CJ CGV Co., Ltd.	3,000	46,924
*	CJ Cheiljedang Corp.	1,068	232,068
	Dae Sang Corp.	6,050	50,885
#	Daeduck Electronics Co., Ltd.	8,080	25,751
	Daegu Bank Co., Ltd.	18,890	209,416
	Daehan Flour Mills Co., Ltd.	130	23,663
	Daehan Synthetic Fiber Co., Ltd.	370	35,112
	Daekyo Co., Ltd.	2,000	113,302
	Daelim Industrial Co., Ltd.	5,648	348,116
#	Daesung Industrial Co., Ltd.	1,020	89,024
#	Daewoo Engineering & Construction Co., Ltd.	11,692	124,172
#	Daewoo Motor Sales Corp.	6,140	106,558
#	Daewoo Securities Co., Ltd.	12,890	193,152
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,120	161,974
#	Daishin Securities Co., Ltd.	12,130	196,083
	Daou Technology, Inc.	12,970	58,567
#	DC Chemical Co., Ltd.	1,918	518,251
	Dong Bu Insurance Co., Ltd.	3,090	86,512
#	Dongbu Corp.	4,490	43,908
# *	Dongbu HiTek Co., Ltd.	3,064	23,453
	Dongbu Securities Co., Ltd.	7,525	47,425
#	Dongbu Steel Co., Ltd.	7,830	79,708
	Dongkuk Steel Mill Co., Ltd.	10,380	369,884
	Dongwon Industries Co., Ltd.	810	82,868
	Dongwon Systems Corp.	26,530	43,580
#	Doosan Construction & Engineering Co., Ltd.	15,630	85,124
# *	Doosan Corp.	1,630	182,855
#	Doosan Heavy Industries & Construction Co., Ltd.	1,505	107,003
#	Doosan Infracore Co., Ltd.	6,670	128,852
	E1 Corp.	800	69,785
	Fursys, Inc.	2,910	65,279
#	GS Engineering & Construction Corp.	4,060	311,754

19

	GS Holdings Corp.	9,777	246,297
#	Gwangju Shinsegae Co., Ltd.	470	54,521
#	Halla Climate Control Corp.	18,630	173,514
	Hana Financial Group, Inc.	14,900	527,840
	Handsome Corp.	3,871	39,300
#	Hanil Cement Manufacturing Co., Ltd.	1,050	70,425
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (6496818)	2,494	38,530
	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (B23S952)	6,745	184,986
#	Hanjin Shipping Co., Ltd.	9,310	236,525
#	Hanjin Transportation Co., Ltd.	2,460	89,511
	Hankook Tire Manufacturing Co., Ltd.	22,380	326,874
#	Hankuk Glass Industries, Inc.	2,160	56,297
	Hansol LCD, Inc.	1,327	21,329
# *	Hansol Paper Co., Ltd.	11,660	163,524
#	Hanwha Chemical Corp.	17,872	168,472
	Hanwha Corp.	5,836	197,968
# *	Hanwha Non-Life Insurance Co., Ltd.	5,540	62,290
	Hanwha Securities Co., Ltd.	11,216	73,778
	Honam Petrochemical Corp.	3,730	220,559
#	Hotel Shilla Co., Ltd.	11,370	224,445
# *	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	13,480	96,441
#	Hwa Sung Industrial Co., Ltd.	2,740	16,967
# *	Hynix Semiconductor, Inc.	23,480	413,237
#	Hyosung T & C Co., Ltd.	5,590	375,468
#	Hyundai Auton Co., Ltd.	15,050	52,696
	Hyundai Cement Co., Ltd.	1,550	25,954
# *	Hyundai Corp.	2,910	63,602
	Hyundai Department Store Co., Ltd.	3,180	259,696
#	Hyundai Development Co.	9,409	355,367
#	Hyundai Elevator Co., Ltd.	970	74,328
	Hyundai Engineering & Construction Co., Ltd.	1,000	51,251
#	Hyundai Heavy Industries Co., Ltd.	1,832	398,169
#	Hyundai Hysco	17,350	168,395
	Hyundai Marine & Fire Insurance Co., Ltd.	16,360	269,563
#	Hyundai Merchant Marine Co., Ltd.	4,700	166,464
	Hyundai Mipo Dockyard Co., Ltd.	1,500	214,575
	Hyundai Mobis	5,512	457,701
	Hyundai Securities Co., Ltd.	18,342	185,516
#	Hyundai Steel Co.	8,090	374,421
	Jahwa Electronics Co., Ltd.	3,390	15,037
	Jeonbuk Bank, Ltd.	10,302	60,673
#	KCC Corp.	1,220	400,185
	Keangnam Enterprises, Ltd.	4,968	57,939
	KISWIRE, Ltd.	3,030	114,330
#	Kolon Engineering & Construction Co., Ltd.	5,350	43,060
*	Kolon Industries, Inc.	5,700	177,652
#	Kookmin Bank Sponsored ADR	27,300	1,496,040
	Korea Development Co., Ltd.	3,600	28,786
	Korea Electric Power Corp. Sponsored ADR	28,600	430,430
	Korea Electric Terminal Co., Ltd.	2,730	41,630

20

	Korea Exchange Bank	24,900	311,847
# *	Korea Express Co., Ltd.	570	50,057
	Korea Gas Corp.	2,802	201,729
#	Korea Investment Holdings Co., Ltd.	9,510	311,256
	Korea Iron & Steel Co., Ltd.	2,200	93,744
	Korea Komho Petrochemical Co., Ltd.	5,710	158,947
	Korea Line Corp.	1,671	267,646
	Korea Petrochemical Industry Co., Ltd.	1,240	30,290
	Korea Polyol Co., Ltd.	1,095	58,472
	Korea Reinsurance Co., Ltd.	15,504	142,281
	Korea Zinc Co., Ltd.	1,375	158,946
	Korean Air Co., Ltd.	7,720	271,566
*	KP Chemical Corp.	16,510	94,114
	KT Corp. Sponsored ADR	22,700	462,172
*	KT Freetel, Ltd.	17,730	465,188
*	KTB Securities Co., Ltd.	14,150	81,106
#	Kumho Electronics Co., Ltd.	1,734	37,419
#	Kumho Industrial Co., Ltd.	5,310	71,349
#	Kumho Tire Co., Inc.	8,000	60,197
	Kyeryong Construction Industrial Co., Ltd.	2,150	42,036
	Kyobo Securities Co., Ltd.	7,700	76,680
	LG Chemical, Ltd.	12,361	1,070,079
	LG Corp.	10,630	606,725
	LG Dacom Corp.	8,670	162,340
#	LG Fashion Corp.	4,794	125,299
#	LG Household & Healthcare Co., Ltd.	1,300	224,760
	LG International Corp.	6,355	132,713
	LG Phillips LCD Co., Ltd.	4,300	105,958
	LIG Insurance Co., Ltd.	12,890	240,162
	Lotte Chilsung Beverage Co., Ltd.	200	178,674
	Lotte Confectionary Co., Ltd.	220	264,458
# *	Lotte Midopa Co., Ltd.	9,270	71,773
#	Lotte Sam Kang Co., Ltd.	320	56,275
	LS Corp.	3,950	286,238
#	LS Industrial Systems Co., Ltd.	2,050	87,366
	Meritz Fire Marine Insurance Co., Ltd.	9,452	81,521
	Meritz Securities Co., Ltd.	80,365	79,515
	Namyang Dairy Products Co., Ltd.	100	63,447
#	NCsoft Corp.	2,380	113,459
	NH Investment & Securities Co., Ltd.	5,200	30,610
	Nong Shim Co., Ltd.	600	120,759
	Nong Shim Holdings Co., Ltd.	590	37,539
#	ORION Corp.	740	148,370
	Ottogi Corp.	710	106,871
	Pacific Corp.	570	68,562
*	Pantech Co., Ltd.	917	—
# *	Poongsan Corp.	6,565	65,113
	Poongsan Holdings Corp.	1,234	20,253
#	POSCO ADR	23,868	2,556,263
#	Pulmuone Co., Ltd. (6702957)	585	20,009
# *	Pulmuone Co., Ltd. (B3BG803)	915	22,352
	Pusan Bank	26,430	293,926

21

#	Pusan City Gas Co., Ltd.	3,630	72,538
	S&T Daewoo Co., Ltd.	2,530	68,143
#	S1 Corp.	3,680	202,126
*	Saehan Industries, Inc.	9,330	68,698
	Sambu Construction Co., Ltd.	660	21,380
	Samchully Co., Ltd.	740	117,645
	Samsung Corp.	19,687	854,667
#	Samsung Electro-Mechanics Co., Ltd.	8,580	254,475
	Samsung Electronics Co., Ltd.	5,950	2,790,977
	Samsung Engineering Co., Ltd.	3,359	213,497
	Samsung Fine Chemicals Co., Ltd.	4,360	212,479
	Samsung Fire and Marine Insurance, Ltd.	2,990	543,015
	Samsung Heavy Industries Co., Ltd.	3,530	100,399
# *	Samsung SDI Co., Ltd.	5,960	452,753
#	Samsung Securities Co., Ltd.	7,640	413,976
#	Samsung Techwin Co., Ltd.	5,760	164,330
#	Samyang Corp.	1,488	57,719
	Samyang Genex Co., Ltd.	990	55,185
#	Samyoung Electronics Co., Ltd.	5,990	54,566
	Seah Besteel Corp.	2,920	66,878
	SEAH Holdings Corp.	750	79,070
	SEAH Steel Corp.	1,190	68,951
	Seoul City Gas Co., Ltd.	380	29,566
	Seoul Securities Co., Ltd.	46,179	45,203
# *	Serim Paper Manufacturing Co., Ltd.	3,770	32,830
	Shin Young Securities Co., Ltd.	800	30,107
	Shinhan Financial Group Co., Ltd. ADR	14,100	1,271,115
	Shinsegae Co., Ltd.	810	402,212
	Sindo Ricoh Co., Ltd.	1,470	82,435
#	SK Chemicals Co., Ltd.	2,390	68,276
#	SK Co., Ltd.	4,019	400,311
	SK Energy Co., Ltd.	8,400	656,471
	SK Gas Co., Ltd.	1,750	112,289
*	SK Networks Co., Ltd.	7,530	115,274
	SK Telecom Co., Ltd. ADR	21,400	436,560
#	SKC Co., Ltd.	7,170	122,451
#	S-Oil Corp.	4,466	264,837
#	Solomon Mutual Savings Bank	3,417	23,445
*	Ssangyong Cement Industry Co., Ltd.	16,190	138,971
	STX Corp.	2,037	56,598
	STX Engine Co., Ltd.	2,225	42,581
#	STX Shipbuilding Co., Ltd.	4,547	76,481
*	Sung Shin Cement Co., Ltd.	6,390	35,283
#	Sungwon Corp.	9,220	54,377
	Sunkyong Securities Co., Ltd.	36,780	59,497
#	Tae Kwang Industrial Co., Ltd.	100	87,382
	Taeyoung Engineering & Construction	15,600	66,781
#	Tai Han Electric Wire Co., Ltd.	7,280	210,575
*	Tong Yang Major Corp.	17,332	82,915
	Tong Yang Securities, Inc.	10,109	90,574
*	Tec & Co.	5,318	19,242
*	TRYBRANDS, Inc.	2,821	10,052

22

*	Union Steel Manufacturing Co., Ltd.	2,120	45,362
*	VGX International, Inc.	6,260	10,423
	Woongjin Coway Co., Ltd.	6,580	200,289
	Woongjin Thinkbig Co., Ltd.	2,842	60,742
	Woongjin.Com Co., Ltd.	1,007	12,132
#	Woori Financial Co., Ltd.	5,630	49,825
#	Woori Investment & Securities Co., Ltd.	13,790	239,369
	Youngone Corp.	13,330	105,359
	Youngpoong Corp.	210	92,206
TOTAL — SOUTH KOREA			38,757,427

TAIWAN — (10.6%)
COMMON STOCKS — (10.6%)
*	A.G.V. Products Corp.	219,319	50,808
	Ability Enterprise Co., Ltd.	121,254	124,825
*	Accton Technology Corp.	136,000	42,813
	Acer, Inc.	134,959	269,261
#	Advanced Semiconductor Engineering, Inc. ADR	69,927	249,642
	Advantech Co., Ltd.	31,973	71,912
	Altek Corp.	56,689	72,554
	Amtran Technology Co., Ltd.	146,975	88,078
*	Arima Communication Corp.	45,312	21,268
*	Arima Computer Corp.	358,000	55,707
	Asia Cement Corp.	376,893	415,446
	Asia Polymer Corp.	112,000	72,108
	Asustek Computer, Inc.	273,590	628,979
#	AU Optronics Corp. Sponsored ADR	48,938	584,331
	Audix Co., Ltd.	61,813	33,712
	Aurora Corp.	67,693	55,700
	Avision, Inc.	71,693	29,347
	Bank of Kaohsiung Co., Ltd.	165,360	65,648
*	Basso Industry Corp., Ltd.	63,000	49,195
*	Behavior Tech Computer Corp.	50,800	11,435
*	Bes Engineering Corp.	588,000	135,030
*	Carnival Industrial Corp.	194,000	40,286
	Catcher Co., Ltd.	42,900	143,968
	Cathay Financial Holdings Co., Ltd.	345,450	660,490
	Cathay Real Estate Development Co., Ltd.	246,000	103,901
	Chang Hwa Commercial Bank	500,000	295,868
	Cheng Loong Corp.	224,000	64,802
	Cheng Shin Rubber Industry Co., Ltd.	107,053	142,207
	Cheng Uei Precision Industry Co., Ltd.	54,022	113,132
	Chi Mei Optoelectronic Corp.	520,264	436,959
*	Chia Hsin Cement Corp.	161,730	104,855
	Chicony Electronics Co., Ltd.	89,452	160,610
*	China Airlines	439,743	148,668
	China Development Financial Holding Corp.	2,116,946	667,210
	China Electric Manufacturing Co., Ltd.	144,000	72,721
	China Hi-Ment Corp.	45,618	58,043
*	China Life Insurance Co., Ltd.	163,710	86,168
*	China Man-Made Fiber Co., Ltd.	359,000	79,022

23

*	China Metal Products Co., Ltd.	31,351	40,307
	China Motor Co., Ltd.	208,035	121,416
*	China Petrochemical Development Corp.	438,000	157,398
	China Steel Chemical Corp.	56,227	130,679
	China Steel Corp.	682,045	834,813
	China Synthetic Rubber Corp.	111,000	111,488
	Chinatrust Financial Holdings Co., Ltd.	847,000	544,974
	Chin-Poon Industrial Co., Ltd.	113,000	64,364
	Chroma Ate, Inc.	80,408	128,744
	Chun Yuan Steel Industrial Co., Ltd.	206,830	83,329
	Chung Hsin Electric & Machinery Co., Ltd.	127,000	77,724
	Chung Hung Steel Corp.	96,000	57,978
	Chung Hwa Pulp Corp.	159,000	79,552
	Chungwa Picture Tubes Co., Ltd.	1,688,000	352,686
	Clevo Co.	62,580	80,082
*	CMC Magnetics Corp.	905,000	232,893
	Collins Co., Ltd.	66,000	20,863
	Compal Communications, Inc.	24,255	33,148
	Compal Electronics, Inc.	790,849	709,430
	Compeq Manufacturing Co., Ltd.	397,000	128,416
	Continental Engineering Corp.	139,000	62,811
*	Cosmos Bank Taiwan	317,800	18,743
	CTCI Corp.	141,555	93,888
	Cybertan Technology, Inc.	72,841	105,428
	Delta Electronics Industrial Co., Ltd.	138,159	370,050
*	Depo Auto Parts Industrial Co., Ltd.	27,000	65,596
	D-Link Corp.	93,219	112,332
	E.Sun Financial Holding Co., Ltd.	853,840	328,883
	Eastern Media International	246,000	74,078
	Elan Microelectronics Corp.	37,000	44,030
*	Elitegroup Computer Systems Co., Ltd.	135,660	47,488
*	EnTie Commercial Bank	19,000	3,307
	Epistar Corp.	32,432	58,038
	Eten Information Systems, Ltd.	32,625	58,758
	Eternal Chemical Co., Ltd.	68,992	52,942
*	Eva Airways Corp.	446,000	163,259
	Everest Textile Co., Ltd.	110,000	20,633
	Evergreen International Storage & Transport Corp.	341,000	221,263
	Evergreen Marine Corp., Ltd.	298,000	168,873
	Everlight Electronics Co., Ltd.	35,717	84,446
	Far East Textile, Ltd.	502,962	461,371
	Far Eastern Department Stores, Ltd.	200,172	146,720
*	Far Eastern International Bank	332,628	84,351
	Federal Corp.	127,475	63,170
	Feng Hsin Iron & Steel Co., Ltd.	87,550	168,278
	Feng Tay Enterprise Co., Ltd.	98,304	62,309
	First Financial Holding Co., Ltd.	899,081	678,766
	First Hotel	90,520	79,513
	Formosa Chemicals & Fiber Co., Ltd.	261,000	448,184
	Formosa International Hotels Corp.	8,570	137,099
	Formosa Plastics Corp.	348,000	678,132
	Formosa Taffeta Co., Ltd.	190,000	143,593

24

	Formosan Rubber Group, Inc.	156,000	78,826
*	Fortune Electric Co., Ltd.	60,000	82,993
*	Foxconn Technology Co., Ltd.	36,800	181,641
	Fubon Financial Holding Co., Ltd.	664,000	559,244
	Giant Manufacture Co., Ltd.	54,600	158,493
	Giga-Byte Technology Co., Ltd.	196,000	135,927
	Globe Union Industrial Corp.	89,551	65,518
	Gold Circuit Electronics, Ltd.	127,440	65,105
	Goldsun Development & Construction Co., Ltd.	282,400	118,633
*	Grand Pacific Petrochemical Corp.	267,000	67,301
	Great Taipei Gas Co., Ltd.	177,000	101,739
	Great Wall Enterprise Co., Ltd.	82,610	90,845
	Greatek Co., Ltd.	70,977	75,846
	Hey Song Corp.	181,000	73,889
	Highwealth Construction Corp.	52,890	44,443
	Hocheng Corp.	114,300	34,240
*	Hon Hai Precision Industry Co., Ltd.	163,200	818,698
	Hong Tai Electric Industrial Co., Ltd.	68,000	33,782
	Hotai Motor Co., Ltd.	94,000	236,150
	Hsin Kuang Steel Co., Ltd.	62,169	58,415
	HTC Corp.	30,420	563,647
	Hua Eng Wire & Cable Co., Ltd.	238,000	61,238
	Hua Nan Financial Holding Co., Ltd.	808,860	601,097
	Hung Ching Development & Construction Co., Ltd.	83,000	31,180
	Hung Poo Construction Corp.	74,467	86,942
	Hung Sheng Construction Co., Ltd.	115,000	58,426
	Ichia Technologies, Inc.	73,897	45,528
*	Inernational Semiconductor Technology, Ltd.	81,809	21,732
	Infortrend Technology, Inc.	59,422	59,910
	Innolux Display Corp.	165,000	268,243
	Inventec Corp.	400,207	234,790
	Johnson Health Tech Co., Ltd.	22,032	29,790
*	Kao Hsing Chang Iron & Steel Corp.	140,000	40,100
	Kee Tai Properties Co., Ltd.	61,315	23,976
*	Kenda Rubber Industrial Co., Ltd.	159,137	101,579
	King Yuan Electronics Co., Ltd.	285,231	124,928
	Kingdom Construction Co., Ltd.	96,000	42,381
*	King’s Town Bank	278,000	77,235
*	King’s Town Construction Co., Ltd.	56,196	47,716
	Kinpo Electronics, Inc.	490,028	136,109
	Kinsus Interconnect Technology Corp.	42,009	80,736
	Knowledge-Yield-Excellence Systems Corp.	99,773	99,291
*	Kuoyang Construction Co., Ltd.	68,000	34,589
*	Kwong Fong Industries Corp.	174,000	37,519
	Lan Fa Textile Co., Ltd.	172,886	32,717
	Largan Precision Co., Ltd.	5,202	70,207
	Lee Chang Yung Chemical Industry Corp.	176,595	158,375
*	Leofoo Development Co., Ltd.	101,000	61,086
*	Li Peng Enterprise Co., Ltd.	148,720	27,260
	Lien Hwa Industrial Corp.	184,542	83,868
	Lite-On Technology Corp.	269,435	264,706
	Long Bon Development Co., Ltd.	135,000	61,733

25

*	Long Chen Paper Co., Ltd.	212,120	61,092
*	Lucky Cement Corp.	124,000	31,554
	Macronix International Co., Ltd.	836,581	331,669
	Makalot Industrial Co., Ltd.	22,035	24,978
	Mayer Steel Pipe Corp.	47,658	35,575
	Media Tek, Inc.	49,136	564,216
	Mega Financial Holding Co., Ltd.	1,973,000	1,240,621
	Mercuries & Associates, Ltd.	64,050	26,174
	Merry Electronics Co., Ltd.	26,383	47,417
	Microelectronics Technology, Inc.	177,000	94,227
	Micro-Star International Co., Ltd.	157,045	108,960
	Mitac International Corp.	228,965	128,353
	Nan Ya Plastic Corp.	415,000	649,244
	Nankang Rubber Tire Co., Ltd.	116,515	107,952
	Nantex Industry Co., Ltd.	89,250	75,890
*	Nanya Technology Co., Ltd.	180,241	60,672
	National Petroleum Co., Ltd.	111,000	81,613
	Nien Hsing Textile Co., Ltd.	135,000	51,769
*	Optimax Technology Corp.	106,000	16,180
	Oriental Union Chemical Corp.	136,292	99,365
*	Pan-International Industrial Corp.	69,667	126,587
	Phihong Technology Co., Ltd.	153,348	62,885
	Phoenix Precision Technology Corp.	130,843	73,044
*	Pihsiang Machinery Mfg. Co., Ltd.	34,000	53,700
	Pou Chen Corp.	213,149	162,221
	Prince Housing & Development Corp.	166,625	56,082
	Qisda Corp.	269,568	135,699
	Quanta Computer, Inc.	167,045	251,056
	Radium Life Tech Corp.	26,168	18,856
	Realtek Semiconductor Corp.	60,664	122,568
*	Ritek Corp.	839,000	163,592
	Ruentex Development Co., Ltd.	56,000	44,482
	Ruentex Industries, Ltd.	165,000	132,833
	San Fang Chemical Industry Co., Ltd.	33,600	24,299
	Sanyang Industrial Co., Ltd.	241,550	91,713
	Sanyo Electric Co., Ltd.	110,000	89,254
	SDI Corp.	29,000	18,543
	Sheng Yu Steel Co., Ltd.	94,000	67,941
	Shihlin Electric & Engineering Corp.	79,000	85,076
*	Shihlin Paper Corp.	52,000	49,081
	Shin Kong Financial Holding Co., Ltd.	240,048	131,884
	Shinkong Co., Ltd.	104,340	51,152
*	Shinkong Synthetic Fibers Co., Ltd.	391,229	93,288
	Sigurd Microelectronics Corp.	81,559	37,544
*	Silicon Integrated Systems Corp.	427,300	105,009
#	Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,661	403,593
	Silitech Technology Corp.	20,587	59,502
	Sincere Navigation Corp.	96,350	127,858
	Sinkong Spinning Co., Ltd.	100,800	64,324
	SinoPac Holdings Co., Ltd.	404,000	140,703
	Sinyi Realty, Inc.	33,288	65,006
	Sitronix Technology Corp.	31,177	76,628

26

*	Solelytex Enterprise Corp.	41,410	22,921
	Southeast Cement Co., Ltd.	151,000	51,666
	Spirox Corp.	61,045	30,547
	Springsoft, Inc.	64,498	68,299
	Standard Foods Taiwan, Ltd.	98,000	90,749
*	Sunplus Technology Co., Ltd.	94,086	82,503
*	Sunrex Technology Corp.	89,117	97,805
	Synnex Technology International Corp.	132,220	255,544
*	T JOIN Transportation Co.	155,000	95,100
	Ta Chen Stainless Pipe Co., Ltd.	115,412	96,537
*	Ta Chong Bank, Ltd.	551,000	143,112
	Ta Ya Electric Wire & Cable Co., Ltd.	228,377	57,754
	Tah Hsin Industrial Corp.	71,000	41,775
*	Taichung Commercial Bank	164,404	61,686
	Tainan Spinning Co., Ltd.	335,000	114,745
	Taishin Financial Holdings Co., Ltd.	1,150,000	352,940
*	Taiwan Business Bank	801,300	252,576
	Taiwan Cement Corp.	675,306	660,034
	Taiwan Cooperative Bank	925,907	681,733
	Taiwan Fire & Marine Insurance Co., Ltd.	137,000	97,117
	Taiwan Fu Hsing Industrial Co., Ltd.	83,000	37,423
	Taiwan Glass Industrial Corp.	160,963	119,924
*	Taiwan Kolin Co., Ltd.	292,000	11,059
	Taiwan Life Insurance Co., Ltd.	70,400	70,773
	Taiwan Mask Corp.	142,000	65,560
	Taiwan Navigation Co., Ltd.	66,000	128,631
	Taiwan Secom Co., Ltd.	46,000	80,022
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	246,469	2,393,214
	Taiwan Sogo Shinkong Security Co., Ltd.	38,117	30,166
	Taiwan Styrene Monomer Corp.	197,600	63,890
*	Taiwan Tea Corp.	85,000	43,264
*	Taiyen Biotech Co., Ltd.	67,000	37,293
*	Tatung Co., Ltd.	256,000	93,411
	Teco Electric & Machinery Co., Ltd.	602,000	264,074
	Test-Rite International Co., Ltd.	86,480	49,197
	The Ambassador Hotel	78,000	111,088
	The First Insurance Co., Ltd.	106,606	41,048
	Ton Yi Industrial Corp.	286,000	126,718
	Tong Yang Industry Co., Ltd.	109,180	76,959
	Tsann Kuen Enterprise Co., Ltd.	83,200	67,531
	TSRC Corp.	125,000	150,864
	TTET Union Corp.	67,000	67,796
	Tung Ho Steel Enterprise Corp.	122,000	160,642
*	TYC Brother Industrial Co., Ltd.	75,074	39,094
	Tyntek Corp.	120,973	91,194
	U-Ming Marine Transport Corp.	83,000	218,785
*	Union Bank of Taiwan	439,000	80,483
	Uni-President Enterprises Corp.	411,810	442,835
	United Integration Service Co., Ltd.	114,000	81,408
	United Microelectronics Corp.	1,594,081	664,554
	Universal Scientific Industrial Co., Ltd.	234,370	121,948
	UPC Technology Corp.	210,557	95,181

27

	USI Corp.	289,000	131,638
*	Via Technologies, Inc.	192,000	131,882
	Walsin Lihwa Corp.	540,000	186,962
*	Walsin Technology Corp., Ltd.	188,000	93,149
	Wan Hai Lines Co., Ltd.	187,950	101,787
*	Waterland Financial Holdings	624,240	179,368
*	Winbond Electronics Corp.	938,000	168,677
	Wintek Corp.	262,000	163,121
	Wistron Corp.	190,148	275,306
	Wistron NeWeb Corp.	41,383	52,600
*	Wus Printed Circuit Co., Ltd.	200,000	36,013
*	Ya Hsin Industrial Co., Ltd.	263,000	—
	Yageo Corp.	677,000	200,583
	Yang Ming Marine Transport Corp.	425,762	206,644
*	Yeung Cyang Industrial Co., Ltd.	39,963	30,046
	Yieh Phui Enterprise Co., Ltd.	417,345	167,513
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	416,200	136,238
	Yulon Motor Co., Ltd.	232,782	186,760
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	36,277
	Yung Tay Engineering Co., Ltd.	146,000	81,357
	Zig Sheng Industrial Co., Ltd.	192,402	34,743
	Zinwell Corp.	87,010	163,862
*	Zyxel Communication Corp.	61,200	49,899
TOTAL — TAIWAN			41,872,808

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	116,100	30,856
	Advance Info Service PCL (Foreign)	124,900	324,652
#	Amata Corp. PCL (Foreign)	178,300	57,281
	Asia Plus Securities PCL (Foreign)	775,000	51,606
	Asian Insulators PCL (Foreign)	110,000	19,597
	Asian Property Development PCL (Foreign) NVDR	503,100	79,344
	Bangkok Aviation Fuel Services PCL (Foreign)	142,700	34,383
	Bangkok Bank PCL (Foreign)	212,100	730,952
	Bangkok Expressway PCL (Foreign)	186,900	96,616
*	Bangkok Land PCL (Foreign) NVDR	4,574,000	60,114
*	Bank of Ayudhya PCL (Foreign) NVDR	421,900	252,598
	Banpu PCL (Foreign)	17,300	198,061
	BEC World PCL (Foreign)	135,100	88,383
	Big C Supercenter PCL (Foreign) NVDR	69,300	100,185
	C.P. Seven Eleven PCL (Foreign)	359,300	113,331
	Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	62,727
	Central Plaza Hotel PCL (Foreign)	110,000	15,485
#	Ch. Karnchang PCL (Foreign)	199,900	26,505
	Charoen Pokphand Foods PCL (Foreign)	1,387,300	158,016
	Dynasty Ceramic PCL (Foreign)	67,400	32,283
	Erawan Group PCL (Foreign)	670,600	66,590
*	G J Steel PCL (Foreign)	7,783,600	75,017
	Golden Land Property PCL (Foreign) NVDR	104,600	16,955
#	Hana Microelectronics PCL (Foreign)	200,201	104,661

28

	Hermraj Land & Development PCL (Foreign)	3,184,300	109,739
	Home Product Center PCL (Foreign)	167,090	23,033
	Indorama Polymers PCL (Foreign)	179,900	50,702
	Italian-Thai Development PCL (Foreign)	462,000	61,798
*	Jasmine International PCL (Foreign)	1,111,200	13,306
#	Kasikornbank PCL (Foreign)	288,400	606,449
	Khon Kaen Sugar Industry PCL (Foreign)	294,900	77,084
	Kim Eng Securities Thailand PCL (Foreign)	127,600	61,117
	Krung Thai Bank PCL (Foreign)	1,605,300	356,317
	Krungthai Card PCL (Foreign)	68,000	36,145
	L.P.N. Development PCL (Foreign) NVDR	573,100	83,019
	Lalin Property PCL (Foreign)	113,500	5,900
	Land & Houses PCL (Foreign) NVDR	769,100	149,373
*	Loxley PCL (Foreign)	500,000	36,799
	Major Cineplex Group PCL (Foreign)	167,000	61,942
	MBK Development PCL (Foreign)	60,400	120,835
	Padaeng Industry PCL (Foreign) NVDR	40,900	25,921
	Precious Shipping PCL (Foreign) NVDR	40,400	23,244
	Property Perfect PCL (Foreign)	188,600	19,279
	PTT Aromatics & Refining PCL (Foreign)	221,347	139,635
	PTT Chemical PCL (Foreign)	143,000	315,318
	Quality Houses PCL (Foreign)	2,416,600	127,747
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	196,900	219,960
	Regional Container Lines PCL (Foreign)	148,500	70,694
	Robinson Department Store PCL (Foreign)	233,400	69,529
	Rojana Industrial Park PCL (Foreign)	211,000	73,949
	Saha-Union PCL (Foreign)	105,000	54,892
	Sahaviriya Steel Industries PCL (Foreign)	2,001,500	55,532
	Samart Corporation PCL (Foreign)	275,000	55,418
	Sansiri PCL (Foreign)	299,400	20,811
*	Seamico Securities PCL (Foreign)	342,500	22,006
	Serm Suk PCL (Foreign) NVDR	81,500	31,776
*	Shinawatra Satellite PCL (Foreign)	67,500	11,335
	Siam City Cement PCL (Foreign)	28,000	138,201
	Siam Commercial Bank PCL (Foreign)	232,400	532,810
	Siam Future Development PCL (Foreign)	67,000	19,372
	Siam Makro PCL (Foreign)	28,800	71,495
*	Sino-Thai Engineering & Construction PCL (Foreign)	369,400	38,407
	Supalai PCL (Foreign)	474,000	39,039
	Tata Steel (Thailand) PCL (Foreign)	1,392,000	78,463
	Thai Oil PCL (Foreign)	131,200	190,631
	Thai Plastic & Chemicals PCL (Foreign)	120,200	71,614
	Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	63,084
	Thai Union Frozen Products PCL (Foreign)	100,000	54,322
	Thai Union Frozen Products PCL (Foreign) NVDR	74,500	40,470
	Thai Vegetable Oil PCL (Foreign)	111,575	69,408
	Thanachart Capital PCL (Foreign)	247,100	85,157
	The Siam Cement PCL (Foreign) NVDR	26,400	127,220
#	Thoresen Thai Agencies PCL (Foreign)	96,100	105,951
	Ticon Industrial Connection PCL (Foreign)	154,200	66,652
	Tipco Asphalt PCL (Foreign)	57,500	27,877
	TIPCO Foods (Thailand) PCL (Foreign)	99,600	14,835

29

	Tisco Bank PCL (Foreign) NVDR	158,200	83,628
*	TMB Bank PCL (Foreign)	3,890,337	132,935
	TPI Polene PCL (Foreign)	344,100	42,008
*	TT&T PCL (Foreign)	1,254,000	27,102
	Vanachai Group PCL (Foreign)	368,000	32,243
	Vinythai PCL (Foreign)	176,100	37,802
TOTAL COMMON STOCKS			8,177,528

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	1,772,868	3,624
TOTAL — THAILAND			8,181,152

TURKEY — (2.9%)
COMMON STOCKS — (2.9%)
	Akbank T.A.S.	125,495	643,903
	Akcansa Cimento Sanayi ve Ticaret A.S.	18,175	70,838
*	Akenerji Elektrik Uretim A.S.	14,726	134,269
*	Aksa Akrilik Kimya Sanayii A.S.	4,555	7,740
	Aksigorta A.S.	43,487	184,793
	Alarko Holding A.S.	38,696	85,487
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	31,143
	Anadolu Anonim Turk Sigorta Sirketi A.S.	74,334	79,018
*	Anadolu Cam Sanayii A.S.	43,439	76,090
	Anadolu Hayat Sigorta A.S.	35,714	93,309
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,960	22,654
	Arcelik A.S	38,867	150,680
*	Asya Katilim Bankasi A.S.	36,897	80,105
*	Ayen Enerji A.S.	20,413	38,497
*	Aygaz A.S.	62,257	166,017
	Bagfas Bandirma Gubre Fabrikalari A.S.	129	15,197
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	11,021	22,406
	Bati Anabolu Cimento A.S.	11,013	71,995
	BIM BirlesikMagazalar A.S.	9,942	384,028
	Bolu Cimento Sanayii A.S.	25,029	35,638
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	25,858
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	15
	BSH ev Aletleri Sanayi ve Ticaret A.S.	2,969	63,052
	Bursa Cimento Fabrikasi A.S.	17,773	76,220
	Celebi Hava Servisi A.S.	3,006	21,770
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	31,207	36,935
	Cimsa Cimento Sanayi ve Ticaret A.S.	25,990	125,185
*	Dogan Gazetecilik A.S.	18,576	38,512
*	Dogan Sirketler Grubu Holding A.S.	203,336	295,581
*	Dogan Yayin Holding A.S.	75,954	126,409
	Dogus Otomotiv Servis ve Ticaret A.S.	25,665	84,591
	Enka Insaat ve Sanayi A.S.	27,213	241,238
	Eregli Demir ve Celik Fabrikalari Turk A.S.	206,376	1,386,273
	Ford Otomotiv Sanayi A.S.	27,677	213,351
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	22,703	23,420
*	Global Yatirim Holding A.S.	49,092	37,275

30

*	Goldas Kuyumculuk Sanayi A.S.	42,137	51,670
*	Goodyear Lastikleri T.A.S.	3,277	34,244
*	GSD Holding A.S.	94,810	108,633
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	83,441	117,222
	Izmir Demir Celik Sanayii A.S.	19,790	49,713
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	39,394	39,291
	Karton Sanayi ve Ticaret A.S.	715	34,119
*	Koc Holding A.S. Series B	123,068	425,738
	Konya Cimento Sanayii A.S.	1,536	53,066
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	43,197	69,868
	Mardin Cimento Sanayii ve Ticaret A.S.	20,145	84,421
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	24,100	436,846
*	Net Holding A.S.	81,850	45,196
	Nortel Networks Netas Telekomuenikasyon A.S.	2,260	28,400
	Otobus Karoseri Sanayi A.S.	4,986	60,990
	Pinar Entegre Et ve Un Sanayi A.S.	18,493	50,542
	Pinar Sut Mamulleri Sanayii A.S.	11,381	45,435
*	Tat Konserve Sanayii A.S.	19,075	39,988
*	Tekstil Bankasi A.S.	71,792	106,706
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	12,387	90,835
	Tofas Turk Otomobil Fabrikasi A.S.	28,593	95,566
*	Trakya Cam Sanayii A.S.	82,744	112,425
	Tupras-Turkiye Petrol Rafinerileri A.S.	31,224	731,365
*	Turk Ekonomi Bankasi A.S.	41,500	51,928
*	Turk Sise ve Cam Fabrikalari A.S.	147,843	199,466
	Turkcell Iletisim Hizmetleri A.S. ADR	30,400	503,120
*	Turkiye Garanti Bankasi A.S.	290,605	860,336
	Turkiye Is Bankasi A.S.	251,515	1,194,926
	Ulker Biskuvi Sanayi A.S.	33,575	85,939
*	Vestel Elektronik Sanayi ve Ticaret A.S.	42,000	68,227
	Yapi Kredi Finansal Kiralama A.S.	24,714	47,517
	Yapi Kredi Sigorta A.S.	10,771	136,629
*	Zorlu Enerji Elektrik Uretim A.S.	19,000	81,262
TOTAL — TURKEY			11,331,121

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $450,000 FNMA 6.00%, 05/01/38, valued at $453,786) to be repurchased at $446,096	$446	446,000

SECURITIES LENDING COLLATERAL — (10.9%)
§ @	DFA Short Term Investment Fund LP	37,533	37,532,652

31

@ Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $14,184,072 FHLMC, rates ranging from 5.677%(r) to 7.000%, maturities ranging from 08/01/37 to 12/01/37 & FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from06/01/23 to 07/01/37, valued at $5,601,924) to be repurchased at $5,493,388	$5,492	5,492,082
TOTAL SECURITIES LENDING COLLATERAL		43,024,734

TOTAL INVESTMENTS - (100.0%) (Cost $364,032,749)##		$394,222,673

32

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.9%)
Consumer Discretionary — (12.0%)
*	1-800-FLOWERS.COM, Inc.	600	$3,684
*	A.C. Moore Arts & Crafts, Inc.	400	3,016
	Aaron Rents, Inc.	1,000	28,560
#	Abercrombie & Fitch Co.	400	20,980
	Advance Auto Parts, Inc.	1,300	55,952
*	Aeropostale, Inc.	1,050	36,603
	Ah Belo Corp.	600	2,910
	Aldila, Inc.	200	754
* #	Amazon.com, Inc.	600	48,486
	American Axle & Manufacturing Holdings, Inc.	1,800	8,748
	American Eagle Outfitters, Inc.	600	9,030
*	America’s Car-Mart, Inc.	400	7,564
*	AnnTaylor Stores Corp.	1,200	29,136
*	Apollo Group, Inc. Class A	600	38,208
	Arbitron, Inc.	300	14,388
	ArvinMeritor, Inc.	2,100	31,521
	Asbury Automotive Group, Inc.	800	9,712
*	Ashworth, Inc.	400	1,176
*	ATC Technology Corp.	700	16,954
*	Audiovox Corp. Class A	1,100	10,736
*	AutoNation, Inc.	3,700	41,995
*	Autozone, Inc.	200	27,446
*	Ballantyne of Omaha, Inc.	500	2,155
	Barnes & Noble, Inc.	1,900	46,987
*	Barry (R.G.) Corp.	300	2,247
	Beasley Broadcast Group, Inc.	300	912
	Bebe Stores, Inc.	1,700	16,490
*	Bed Bath and Beyond, Inc.	800	24,528
	Belo Corp. Class A	3,000	21,990
	Best Buy Co., Inc.	1,140	51,038
*	Big Lots, Inc.	1,900	56,183
#	Black & Decker Corp.	900	56,925
#	Blockbuster, Inc. Class A	1,220	2,928
*	Blue Nile, Inc.	200	8,326
*	Bluegreen Corp.	500	5,720
	Blyth, Inc.	1,100	17,391
	Bob Evans Farms, Inc.	1,000	28,070
	Books-A-Million, Inc.	600	4,050
	BorgWarner, Inc.	1,400	57,890
	Brinker International, Inc.	1,600	30,272
	Brookfield Homes Corp.	1,400	17,962
	Brown Shoe Company, Inc.	1,000	15,200
#	Buckle, Inc.	600	31,200

1

* #	Buffalo Wild Wings, Inc.	400	14,432
	Building Materials Holding Corp.	200	242
*	Cabela’s, Inc.	1,300	15,925
*	Cache, Inc.	600	7,026
*	California Coastal Communities, Inc.	300	792
	Callaway Golf Co.	2,280	30,962
*	Career Education Corp.	2,100	39,375
* #	CarMax, Inc.	3,100	45,880
*	Carriage Services, Inc.	700	3,045
*	Carter’s, Inc.	1,200	22,092
*	Casual Male Retail Group, Inc.	800	3,056
	Cato Corp. Class A	900	15,849
*	Cavalier Homes, Inc.	700	1,645
*	Cavco Industries, Inc.	300	10,503
	CBRL Group, Inc.	400	10,336
	CBS Corp. Class A	200	3,238
	CBS Corp. Class B	6,200	100,316
*	CEC Entertainment, Inc.	600	20,556
	Centex Corp.	1,600	25,952
*	Champion Enterprises, Inc.	2,200	10,758
* #	Charter Communications, Inc.	5,800	6,090
*	Cheesecake Factory, Inc.	2,000	30,740
*	Chicos FAS, Inc.	1,100	6,314
*	Chipotle Mexican Grill, Inc. Class B	160	10,411
	Choice Hotels International, Inc.	700	18,893
	Christopher & Banks Corp.	700	6,734
*	Citi Trends, Inc.	200	4,124
*	Coach, Inc.	500	14,495
*	Coinstar, Inc.	800	26,336
*	Coldwater Creek, Inc.	1,000	7,280
	Collectors Universe, Inc.	300	2,340
#	Columbia Sportswear Co.	600	24,234
	Comcast Corp. Class A	10,200	216,036
	Comcast Corp. Special Class A Non-Voting	6,900	145,866
* #	Conn’s, Inc.	700	13,384
	Cooper Tire & Rubber Co.	2,100	20,076
*	Corinthian Colleges, Inc.	2,400	31,848
*	Cox Radio, Inc.	1,200	13,380
	Craftmade International, Inc.	72	302
* #	Crown Media Holdings, Inc.	1,400	7,042
	CSS Industries, Inc.	300	7,995
*	Culp, Inc.	500	3,690
*	Cybex International, Inc.	500	1,680
	D.R. Horton, Inc.	2,300	28,658
	Darden Restaurants, Inc.	700	20,503
*	Deckers Outdoor Corp.	200	22,738
*	Design Within Reach, Inc.	500	2,065
	DeVry, Inc.	700	36,106
*	DG Fastchannel, Inc.	600	14,118
*	Dick’s Sporting Goods, Inc.	900	20,601
	Dineequity, Inc.	900	17,874
*	DISH Network Corp.	300	8,463
	Disney (Walt) Co.	28,200	912,270
*	Dixie Group, Inc.	400	3,060
*	Dollar Tree, Inc.	2,200	84,392

2

*	Domino’s Pizza, Inc.	600	8,040
* #	Drew Industries, Inc.	600	9,618
	E.W. Scripps Co.	366	2,661
#	Eastman Kodak Co.	3,800	61,522
*	Emerson Radio Corp.	700	770
	Emmis Communications Corp. Class A	1,000	2,190
	Entercom Communications Corp.	700	4,277
*	Entravision Communications Corp.	2,100	6,720
	Ethan Allen Interiors, Inc.	1,000	27,140
	Family Dollar Stores, Inc.	2,100	52,332
*	Famous Dave’s of America, Inc.	400	3,720
	Finish Line, Inc. Class A	2,300	27,807
*	Finlay Enterprises, Inc.	100	30
* #	Fleetwood Enterprises, Inc.	1,400	2,996
* #	Ford Motor Co.	48,399	215,860
*	Fossil, Inc.	1,600	47,872
*	Franklin Covey Co.	700	6,265
	Fred’s, Inc.	1,600	22,432
*	Fuel Systems Solutions, Inc.	500	25,915
#	Furniture Brands International, Inc.	1,100	9,845
*	GameStop Corp. Class A	700	30,709
*	GameTech International, Inc.	300	1,167
	Gannett Co., Inc.	3,200	56,928
	Gap, Inc.	3,400	66,130
*	Gaylord Entertainment Co.	1,200	41,580
#	General Motors Corp.	5,100	51,000
	Gentex Corp.	1,600	25,488
	Genuine Parts Co.	2,300	97,566
*	G-III Apparel Group, Ltd.	600	11,106
*	Goodyear Tire & Rubber Co.	3,700	72,557
*	Great Wolf Resorts, Inc.	1,000	5,230
#	Group 1 Automotive, Inc.	500	10,580
*	GSI Commerce, Inc.	800	12,864
	Guess?, Inc.	300	11,181
*	Gymboree Corp.	700	27,475
	H&R Block, Inc.	1,300	33,202
*	Hanesbrands, Inc.	700	16,688
	Harley-Davidson, Inc.	700	27,846
	Harman International Industries, Inc.	200	6,806
	Harte-Hanks, Inc.	1,200	14,820
	Hasbro, Inc.	2,100	78,540
*	Hawk Corp.	440	10,560
*	Hayes Lemmerz International, Inc.	2,800	7,084
	Hearst-Argyle Television, Inc.	600	11,880
*	Helen of Troy, Ltd.	709	17,051
*	Hollywood Media Corp.	1,200	3,288
	Home Depot, Inc.	10,200	276,624
	Hooker Furniture Corp.	200	3,368
*	Hovnanian Enterprises, Inc. Class A	2,600	18,564
*	Iconix Brand Group, Inc.	1,600	20,688
	Idearc, Inc.	500	825
	Interactive Data Corp.	2,100	63,210
	Interface, Inc. Class A	1,300	17,121
	International Speedway Corp. Class A	900	35,703
*	Interpublic Group of Companies, Inc.	7,100	66,740

3

* #	iRobot Corp.	700	9,793
* #	ITT Educational Services, Inc.	200	17,782
	J. Alexander’s Corp.	150	916
	J.C. Penney Co., Inc.	1,600	62,352
*	Jack in the Box, Inc.	2,800	66,444
	Jackson Hewitt Tax Service, Inc.	900	15,453
*	Jakks Pacific, Inc.	1,500	37,425
*	Jarden Corp.	1,700	43,639
*	Jo-Ann Stores, Inc.	700	17,479
	Johnson Controls, Inc.	2,600	80,392
	Johnson Outdoors, Inc.	300	4,626
* #	Jos. A. Bank Clothiers, Inc.	400	10,396
	Kenneth Cole Productions, Inc. Class A	300	4,818
	Kimball International, Inc. Class B	600	6,318
*	Knology, Inc.	400	4,040
*	Kohl’s Corp.	1,100	54,087
*	Kona Grill, Inc.	200	1,390
	KSW, Inc.	300	1,482
	K-Swiss, Inc. Class A	500	8,575
*	Lakeland Industries, Inc.	203	2,596
* #	Lamar Advertising Co.	300	11,145
*	Lazare Kaplan International, Inc.	300	2,415
*	Lear Corp.	2,200	27,632
#	Lee Enterprises, Inc.	1,000	3,750
#	Leggett & Platt, Inc.	3,100	69,161
	Lennar Corp. Class A	2,500	32,875
	Lennar Corp. Class B	240	2,707
*	Lenox Group, Inc.	500	80
	Libbey, Inc.	600	5,580
*	Liberty Global, Inc. Class A	2,000	70,360
*	Liberty Global, Inc. Series C	1,100	36,542
*	Liberty Media Corp. - Entertainment Class A	4,400	122,276
*	Liberty Media Holding Corp. Capital Class A	1,100	17,875
*	Liberty Media Holding Corp. Interactive Class A	18,000	244,620
* #	LIFE TIME FITNESS, Inc.	400	14,140
	Lifetime Brands, Inc.	500	4,845
	Limited Brands, Inc.	3,900	81,120
*	Lin TV Corp.	800	4,920
*	Lincoln Educational Services	800	12,024
*	Live Nation, Inc.	2,100	33,705
*	LKQ Corp.	2,000	37,460
* #	Lodgenet Entertainment Corp.	400	1,596
*	Lodgian, Inc.	900	7,614
	Lowe’s Companies, Inc.	13,000	320,320
*	Luby’s, Inc.	1,000	7,420
	Macy’s, Inc.	13,400	278,988
*	Maidenform Brands, Inc.	300	4,530
	Marine Products Corp.	1,100	8,943
	Marriott International, Inc. Class A	600	16,926
* #	Martha Stewart Living Omnimedia, Inc.	200	1,624
* #	Marvel Entertainment, Inc.	600	20,322
	Mattel, Inc.	4,100	79,253
	Matthews International Corp. Class A	900	45,234
	McDonald’s Corp.	4,000	248,200
	McGraw-Hill Companies, Inc.	300	12,852

4

	MDC Holdings, Inc.	2,000	82,900
#	Media General, Inc. Class A	500	6,150
*	Mediacom Communications Corp.	900	7,560
	Meredith Corp.	900	25,542
*	Meritage Homes Corp.	1,600	37,472
*	Midas, Inc.	200	2,874
	Modine Manufacturing Co.	1,000	15,820
* #	Mohawk Industries, Inc.	1,980	136,719
	Monro Muffler Brake, Inc.	650	13,475
* #	Morgans Hotel Group	400	6,840
*	Morningstar, Inc.	240	15,674
	Movado Group, Inc.	600	13,914
*	Nathan’s Famous, Inc.	200	3,192
* #	Netflix, Inc.	1,600	49,344
*	New Motion, Inc.	338	1,352
	Newell Rubbermaid, Inc.	1,200	21,720
	News Corp. Class A	9,300	131,688
	News Corp. Class B	2,460	35,326
	NIKE, Inc. Class B	700	42,427
	Noble International, Ltd.	700	4,200
	Nordstrom, Inc.	500	15,550
#	Nutri/System, Inc.	200	3,974
	Omnicom Group, Inc.	600	25,434
#	Orleans Homebuilders, Inc.	500	2,450
	O’Charleys, Inc.	500	5,005
*	O’Reilly Automotive, Inc.	3,300	96,096
*	Outdoor Channel Holdings, Inc.	1,000	7,990
* #	Overstock.com, Inc.	300	6,342
	Oxford Industries, Inc.	400	9,140
*	P.F. Chang’s China Bistro, Inc.	1,200	31,176
*	Pacific Sunwear of California, Inc.	1,400	8,862
*	Palm Harbor Homes, Inc.	700	6,300
* #	Panera Bread Co.	500	26,870
*	Papa John’s International, Inc.	500	13,960
*	PC Mall, Inc.	400	3,828
	Penske Automotive Group, Inc.	2,600	34,450
*	Perry Ellis International, Inc.	400	6,824
	PETsMART, Inc.	1,500	40,455
	Phillips-Van Heusen Corp.	1,300	49,478
#	Polaris Industries, Inc.	400	18,036
	Polo Ralph Lauren Corp.	200	15,176
* #	Premier Exhibitions, Inc.	300	1,062
	Pre-Paid Legal Services, Inc.	168	7,500
* #	Priceline.com, Inc.	200	18,596
*	Princeton Review, Inc.	800	6,208
*	Quiksilver, Inc.	5,600	43,176
*	R.H. Donnelley Corp.	1,100	4,125
	RadioShack Corp.	3,000	57,030
*	RC2 Corp.	500	12,585
	RCN Corp.	800	11,088
*	Red Lion Hotels Corp.	600	5,118
*	Red Robin Gourmet Burgers, Inc.	600	16,020
	Regis Corp.	1,500	41,190
*	Rentrak Corp.	400	6,060
	Ross Stores, Inc.	700	28,147

5

*	Rubio’s Restaurants, Inc.	200	1,178
	Ryland Group, Inc.	200	4,636
*	Saga Communications, Inc. Class A	400	2,516
	Salem Communications Corp.	400	760
*	Sally Beauty Holdings, Inc.	3,700	31,598
	Sauer-Danfoss, Inc.	2,300	75,371
	Scripps Networks Interactive	1,100	45,694
* #	Sears Holdings Corp.	900	82,755
	Service Corp. International	6,900	70,449
#	Sherwin-Williams Co.	600	35,130
	Shiloh Industries, Inc.	700	5,964
	Sinclair Broadcast Group, Inc. Class A	2,700	19,143
*	Skechers U.S.A., Inc. Class A	700	13,384
	Skyline Corp.	200	4,574
* #	Smith & Wesson Holding Corp.	400	2,268
	Snap-On, Inc.	1,700	96,934
	Sonic Automotive, Inc.	600	6,456
*	Sonic Corp.	1,200	17,388
#	Sotheby’s Class A	1,600	43,104
* #	Source Interlink Companies, Inc.	700	875
*	Spanish Broadcasting System, Inc.	1,000	410
	Spartan Motors, Inc.	700	3,311
	Speedway Motorsports, Inc.	1,500	33,195
*	Stamps.com, Inc.	700	9,611
	Standard Pacific Corp.	3,900	12,480
	Staples, Inc.	3,100	75,020
*	Starbucks Corp.	700	10,892
	Starwood Hotels & Resorts Worldwide, Inc.	700	25,375
*	Steven Madden, Ltd.	500	12,575
	Strayer Education, Inc.	200	41,968
	Sturm Ruger & Co., Inc.	500	3,650
*	Sun-Times Media Group, Inc. Class A	1,000	300
#	Superior Industries International, Inc.	800	14,056
	Superior Uniform Group, Inc.	200	2,072
#	Systemax, Inc.	988	15,235
	Tandy Brand Accessories, Inc.	100	570
*	Tandy Leather Factory, Inc.	300	840
#	Target Corp.	3,600	190,872
#	Tempur-Pedic International, Inc.	700	7,917
*	Tenneco Automotive, Inc.	1,300	18,993
*	Texas Roadhouse, Inc.	3,300	29,634
*	The Children’s Place Retail Stores, Inc.	300	12,585
*	The DIRECTV Group, Inc.	1,600	45,136
*	The Dress Barn, Inc.	1,200	19,512
	The Marcus Corp.	700	12,026
#	The McClatchey Co.	200	726
	The Men’s Wearhouse, Inc.	1,200	26,280
#	The New York Times Co. Class A	5,400	70,146
	The Stanley Works	1,100	52,745
* #	The Steak n Shake Co.	1,000	7,780
#	The TJX Companies, Inc.	1,800	65,232
* #	The Walking Co Holdings, Inc.	300	1,260
*	thinkorswim Group, Inc.	800	8,024
#	Thor Industries, Inc.	1,300	29,874
	Tiffany & Co.	600	26,502

6

*	Timberland Co. Class A	1,000	16,860
	Time Warner, Inc.	50,700	829,959
*	TiVo, Inc.	1,400	11,844
*	Toll Brothers, Inc.	2,800	69,664
*	Tractor Supply Co.	900	38,358
	Triarc Companies, Inc. Class A	500	2,915
*	True Religion Apparel, Inc.	700	19,005
*	TRW Automotive Holdings Corp.	3,100	59,458
	Tupperware Corp.	600	21,432
*	Tween Brands, Inc.	600	6,516
* #	Under Armour, Inc. Class A	200	6,742
*	Unifi, Inc.	2,400	9,576
	Unifirst Corp.	500	21,515
*	Universal Electronics, Inc.	500	13,110
* #	Universal Technical Institute, Inc.	500	8,580
*	Urban Outfitters, Inc.	1,000	35,620
	V.F. Corp.	1,500	118,875
* #	Vail Resorts, Inc.	1,000	43,990
*	Viacom, Inc. Class A	200	5,922
*	Viacom, Inc. Class B	1,600	47,168
	Virco Manufacturing Corp.	485	2,115
*	Volcom, Inc.	300	5,352
*	Warnaco Group, Inc.	1,500	77,355
	Weight Watchers International, Inc.	400	15,840
	Wendy’s International, Inc.	900	21,843
#	Whirlpool Corp.	2,400	195,264
	Wiley (John) & Sons, Inc. Class A	1,140	54,241
*	Williams Controls, Inc.	200	2,634
#	Williams-Sonoma, Inc.	2,500	44,225
#	Winnebago Industries, Inc.	500	5,675
	Wolverine World Wide, Inc.	1,500	39,495
#	World Wrestling Entertainment, Inc.	700	11,389
	Wyndham Worldwide Corp.	4,200	80,976
	Xerium Technologies, Inc.	1,300	10,023
	Yum! Brands, Inc.	900	32,112
* #	Zale Corp.	200	5,462
* #	Zumiez, Inc.	300	4,323
Total Consumer Discretionary			12,029,283

Consumer Staples — (6.0%)
	Alberto-Culver Co.	2,200	57,552
	Alico, Inc.	200	8,630
	Andersons, Inc.	600	26,976
	Archer-Daniels-Midland Co.	5,900	150,214
	Avon Products, Inc.	800	34,264
*	BJ’s Wholesale Club, Inc.	1,900	72,257
	Calavo Growers, Inc.	300	3,645
#	Cal-Maine Foods, Inc.	600	23,694
	Campbell Soup Co.	800	29,448
* #	Caribou Coffee Co.	600	1,878
	Casey’s General Stores, Inc.	1,600	46,400
*	Central Garden & Pet Co.	500	2,805
	Chiquita Brands International, Inc.	1,600	23,488
	Church & Dwight Co., Inc.	1,900	118,750
	Clorox Co.	500	29,550

7

	Coca-Cola Co.	4,400	229,108
	Coca-Cola Enterprises, Inc.	9,300	158,751
	Colgate-Palmolive Co.	900	68,427
	ConAgra, Inc.	5,200	110,604
	Corn Products International, Inc.	2,200	98,538
	Costco Wholesale Corp.	1,900	127,414
*	Darling International, Inc.	1,800	24,714
*	Dean Foods Co.	2,480	62,422
	Del Monte Foods Co.	7,200	61,344
	Diamond Foods, Inc.	500	12,585
*	Elizabeth Arden, Inc.	1,000	20,460
*	Energizer Holdings, Inc.	200	16,988
	Estee Lauder Companies, Inc.	400	19,908
	Farmer Brothers Co.	500	13,030
	Flowers Foods, Inc.	2,100	55,524
	General Mills, Inc.	1,400	92,652
	Great Atlantic & Pacific Tea, Inc.	1,400	22,848
* #	Green Mountain Coffee, Inc.	400	14,596
*	Hain Celestial Group, Inc.	1,300	33,787
	Heinz (H.J.) Co.	600	30,192
	Hormel Foods Corp.	1,800	64,188
	Ingles Market, Inc. Class A	300	7,413
	Inter Parfums, Inc.	750	10,643
	J & J Snack Foods Corp.	600	20,214
	J.M. Smucker Co.	1,720	93,276
	Kellogg Co.	700	38,108
	Kimberly-Clark Corp.	900	55,512
	Kraft Foods, Inc.	14,100	444,291
	Lancaster Colony Corp.	1,200	41,736
	Lance, Inc.	1,000	20,490
*	Lifeway Foods, Inc.	200	2,264
*	Maui Land & Pineapple Co., Inc.	240	6,439
	McCormick & Co., Inc.	500	20,225
#	Nash Finch Co.	400	16,288
*	National Beverage Corp.	700	6,384
*	Omega Protein Corp.	700	9,506
*	Pantry, Inc.	800	14,672
*	Parlux Fragrances, Inc.	700	4,921
*	Peet’s Coffee & Tea, Inc.	400	10,496
	PepsiAmericas, Inc.	3,000	70,290
	PepsiCo, Inc.	2,900	198,592
	Pilgrim’s Pride Corp.	1,600	20,544
	PriceSmart, Inc.	900	19,125
	Procter & Gamble Co.	13,300	927,941
	Ralcorp Holdings, Inc.	800	49,120
	Rocky Mountain Chocolate Factory, Inc.	200	1,804
	Ruddick Corp.	1,600	50,944
	Safeway, Inc.	4,400	115,896
	Sanderson Farms, Inc.	600	20,586
*	Sanfilippo (John B.) & Son, Inc.	200	1,908
	Sara Lee Corp.	10,800	145,800
* #	Smithfield Foods, Inc.	4,000	80,440
	Spartan Stores, Inc.	700	15,918
	SUPERVALU, Inc.	4,800	111,312
	Sysco Corp.	1,300	41,379

8

	Tasty Baking Co.	300	1,260
#	The Hershey Co.	300	10,827
	The Kroger Co.	2,300	63,526
#	Tootsie Roll Industries, Inc.	1,236	35,201
	Tyson Foods, Inc. Class A	4,500	65,340
*	United Natural Foods, Inc.	1,200	23,064
	Wal-Mart Stores, Inc.	17,400	1,027,818
	WD-40 Co.	400	13,956
	Weis Markets, Inc.	788	29,826
#	Whole Foods Market, Inc.	600	10,986
	Wrigley (Wm.) Jr. Co.	400	31,792
Total Consumer Staples			5,975,704

Energy — (13.2%)
*	Abraxas Petroleum Corp.	1,100	3,971
*	Allis-Chalmers Energy, Inc.	1,200	17,352
#	Alon USA Energy, Inc.	1,300	15,847
* #	Alpha Natural Resources, Inc.	1,500	148,650
*	American Oil & Gas, Inc.	1,300	3,731
	Anadarko Petroleum Corp.	4,200	259,266
	Apache Corp.	2,900	331,702
	Arch Coal, Inc.	1,500	81,360
*	Arena Resources, Inc.	320	14,294
	Atlas America, Inc.	1,200	44,976
*	ATP Oil & Gas Corp.	500	12,850
*	Atwood Oceanics, Inc.	600	24,396
	Baker Hughes, Inc.	600	48,006
*	Basic Energy Services, Inc.	800	23,384
	Berry Petroleum Corp. Class A	1,000	41,620
*	Bill Barret Corp.	1,300	51,194
	BJ Services Co.	3,900	104,715
*	Brigham Exploration Co.	1,500	20,355
*	Bristow Group, Inc.	700	28,539
*	Bronco Drilling Co., Inc.	500	7,925
	Cabot Oil & Gas Corp.	2,200	97,768
*	Cameron International Corp.	800	37,272
	CARBO Ceramics, Inc.	600	36,060
*	Carrizo Oil & Gas, Inc.	700	34,748
* #	Cheniere Energy, Inc.	900	3,384
	Chesapeake Energy Corp.	5,100	246,840
	Chevron Corp.	19,500	1,683,240
	Cimarex Energy Co.	2,500	138,850
*	Clayton Williams Energy, Inc.	400	32,376
*	CNX Gas Corp.	700	21,238
*	Complete Production Services, Inc.	2,100	62,055
*	Comstock Resources, Inc.	1,500	97,410
	ConocoPhillips	14,500	1,196,395
	CONSOL Energy, Inc.	800	54,168
*	Contango Oil & Gas Co.	300	21,336
*	Dawson Geophysical Co.	200	12,546
* #	Delta Petroleum Corp.	1,000	17,960
*	Denbury Resources, Inc.	1,200	29,868
	Devon Energy Corp.	4,900	500,045
	Diamond Offshore Drilling, Inc.	300	32,973
*	Dresser-Rand Group, Inc.	1,100	44,616

9

*	Dril-Quip, Inc.	700	38,507
*	Edge Petroleum Corp.	600	2,736
	El Paso Corp.	3,000	50,280
*	Encore Acquisition Co.	1,700	87,652
*	Energy Partners, Ltd.	1,000	11,900
	ENSCO International, Inc.	2,100	142,338
	EOG Resources, Inc.	1,600	167,072
*	Evolution Petroleum Corp.	1,000	3,670
	Exxon Mobil Corp.	13,700	1,096,137
*	FMC Technologies, Inc.	600	32,136
*	Forest Oil Corp.	2,100	119,532
	Foundation Coal Holdings, Inc.	800	47,320
	Frontier Oil Corp.	400	7,748
*	FX Energy, Inc.	300	2,520
*	Gasco Energy, Inc.	2,300	6,049
* #	Goodrich Petroleum Corp.	400	20,340
*	Grey Wolf, Inc.	6,900	60,099
	Gulf Island Fabrication, Inc.	520	22,396
*	Gulfmark Offshore, Inc.	800	40,080
*	Gulfport Energy Corp.	900	12,006
	Halliburton Co.	1,600	70,304
*	Harvest Natural Resources, Inc.	1,300	14,404
*	Helix Energy Solutions Group, Inc.	2,200	67,694
	Helmerich & Payne, Inc.	3,100	177,072
*	Hercules Offshore, Inc.	700	15,449
	Hess Corp.	2,800	293,188
*	HKN, Inc.	400	3,768
	Holly Corp.	600	19,200
*	Hornbeck Offshore Services, Inc.	900	39,654
*	Infinity, Inc.	700	595
	Lufkin Industries, Inc.	400	37,116
	Marathon Oil Corp.	7,800	351,546
*	Mariner Energy, Inc.	2,500	72,725
	Massey Energy Co.	1,800	118,728
*	Matrix Service Co.	300	7,884
* #	McMoran Exploration Co.	800	21,880
*	Meridian Resource Corp.	3,300	8,943
*	Mitcham Industries, Inc.	300	4,584
	Murphy Oil Corp.	2,500	196,325
*	NATCO Group, Inc. Class A	500	25,345
*	National-Oilwell, Inc.	1,964	144,806
*	Natural Gas Services Group	400	10,376
*	Newfield Exploration Co.	2,300	104,006
*	Newpark Resources, Inc.	2,600	22,308
	Noble Corp.	300	15,087
	Noble Energy, Inc.	2,400	172,152
	Occidental Petroleum Corp.	7,300	579,328
*	Oceaneering International, Inc.	700	43,687
*	Oil States International, Inc.	1,400	77,882
*	OMNI Energy Services Corp.	500	2,200
	Overseas Shipholding Group, Inc.	1,000	71,740
*	Pacific Ethanol, Inc.	200	412
*	Parallel Petroleum Corp.	1,100	14,564
*	Parker Drilling Co.	3,200	29,664
	Patterson-UTI Energy, Inc.	3,700	105,154

10

	Peabody Energy Corp.	900	56,655
	Penn Virginia Corp.	1,200	79,416
*	Petrohawk Energy Corp.	1,900	65,759
*	Petroleum Development Corp.	500	30,395
*	PetroQuest Energy, Inc.	1,600	29,584
*	PHI, Inc. Non-Voting	400	15,364
*	Pioneer Drilling Co.	1,600	26,816
	Pioneer Natural Resources Co.	2,800	176,876
*	Plains Exploration & Production Co.	2,100	113,190
*	PowerSecure International, Inc.	500	4,040
*	Pride International, Inc.	2,500	96,025
*	Quest Resource Corp.	800	3,848
*	Quicksilver Resources, Inc.	1,600	38,704
	Range Resources Corp.	2,000	92,840
*	Rentech, Inc.	4,700	11,092
	Rowan Companies, Inc.	1,600	59,104
*	SEACOR Holdings, Inc.	1,000	88,150
	Smith International, Inc.	1,432	99,835
*	Southwestern Energy Co.	1,200	46,044
	Spectra Energy Corp.	1,400	37,044
	St. Mary Land & Exploration Co.	1,800	75,996
*	Stone Energy Corp.	1,346	64,188
*	SulphCo, Inc.	700	2,044
	Sunoco, Inc.	1,700	75,446
*	Superior Energy Services, Inc.	2,300	108,192
*	Superior Well Services, Inc.	500	16,480
*	Swift Energy Corp.	900	42,039
#	Tesoro Petroleum Corp.	1,600	29,680
*	Teton Energy Corp.	500	2,025
*	TETRA Technologies, Inc.	1,300	28,782
*	TGC Industries, Inc.	525	3,822
	The Williams Companies, Inc.	1,300	40,157
	Tidewater, Inc.	1,600	97,072
* #	Trico Marine Services, Inc.	500	11,875
* #	Tri-Valley Corp.	300	2,106
*	TXCO Resources, Inc.	1,000	12,110
*	Union Drilling, Inc.	800	11,376
*	Unit Corp.	1,100	74,503
#	USEC, Inc.	2,500	14,400
*	VAALCO Energy, Inc.	1,900	14,877
	Valero Energy Corp.	6,000	208,560
	W&T Offshore, Inc.	2,200	77,352
*	Warren Resources, Inc.	1,900	21,451
*	Westmoreland Coal Co.	200	4,036
*	Whiting Petroleum Corp.	1,500	144,360
	World Fuel Services Corp.	1,500	43,215
	XTO Energy, Inc.	3,125	157,531
Total Energy			13,150,025

Financials — (18.5%)
	21st Century Holding Co.	400	2,684
	Abington Bancorp, Inc.	1,300	12,857
	Advance America Cash Advance Centers, Inc.	1,300	6,396
	Advanta Corp. Class A	300	1,956
	Advanta Corp. Class B	600	4,578

11

* #	Affiliated Managers Group, Inc.	400	38,088
	Affirmative Insurance Holdings, Inc.	200	1,206
*	Allegheny Corp.	204	65,280
	Allstate Corp.	5,200	234,676
*	AmComp, Inc.	600	7,200
	Amcore Financial, Inc.	514	4,520
	American Bancorp of New Jersey, Inc.	400	4,228
	American Capital, Ltd.	4,600	100,004
	American Express Co.	2,200	87,296
	American Financial Group, Inc.	5,500	156,915
	American International Group, Inc.	23,000	494,270
	American West Bancorporation	600	1,032
	Ameriprise Financial, Inc.	1,000	44,950
*	Amerisafe, Inc.	500	9,245
*	AmeriServe Financial, Inc.	560	1,585
	Anchor Bancorp Wisconsin, Inc.	700	5,376
	AON Corp.	3,400	161,466
*	Appalachian Bancshares, Inc.	200	1,290
	Asset Acceptance Capital Corp.	1,000	10,840
	Associated Banc-Corp.	3,800	66,500
#	ASTA Funding, Inc.	300	2,484
	Astoria Financial Corp.	2,800	61,180
	Atlantic Coast Federal Corp.	150	1,185
*	B of I Holding, Inc.	218	1,371
	BancFirst Corp.	497	23,926
	BancorpSouth, Inc.	2,400	55,248
	Bank of America Corp.	39,800	1,239,372
	Bank of Hawaii Corp.	900	47,592
	Bank of the Ozarks, Inc.	400	8,948
	BankFinancial Corp.	800	11,936
	Banner Corp.	500	5,285
	BB&T Corp.	2,360	70,800
	Benjamin Franklin Bancorp, Inc.	200	2,410
	Berkshire Hills Bancorp, Inc.	400	10,640
	Beverly Hills Bancorp, Inc.	700	959
*	BGC Partners, Inc. Class A	1,200	7,908
	Blackrock, Inc.	800	173,800
	BOK Financial Corp.	1,997	86,989
	Boston Private Financial Holdings, Inc.	1,400	12,516
	Brooke Corp.	500	320
	Brookline Bancorp, Inc.	2,000	20,560
	Brooklyn Federal Bancorp, Inc.	100	1,500
	Brown & Brown, Inc.	3,200	64,896
	Cadence Financial Corp.	500	4,595
	Camden National Corp.	200	6,478
	Capital Corp. of the West	300	954
	Capital One Financial Corp.	3,900	172,146
	Capitol Federal Financial	1,700	74,324
	Cardinal Financial Corp.	700	5,943
	Cash America International, Inc.	1,000	41,390
#	Cathay General Bancorp	1,600	30,976
*	CB Richard Ellis Group, Inc.	400	5,228
	Center Bancorp, Inc.	400	4,228
	Central Pacific Financial Corp.	900	10,710
	Chemical Financial Corp.	800	23,064

12

	Chubb Corp.	3,500	168,035
	Cincinnati Financial Corp.	3,300	97,812
	Citigroup, Inc.	30,800	584,892
	Citizens Community Bancorp, Inc.	300	2,382
	Citizens First Bancorp, Inc.	300	1,308
	Citizens Republic Bancorp, Inc.	1,600	5,872
*	Citizens, Inc.	1,100	7,832
	City Holding Co.	600	25,086
	City National Corp.	1,400	69,286
	CNA Financial Corp.	5,300	148,612
*	CNA Surety Corp.	1,700	27,319
	CoBiz Financial, Inc.	800	8,584
#	Cohen & Steers, Inc.	200	5,820
	Columbia Banking System, Inc.	600	8,400
#	Comerica, Inc.	3,300	92,697
	Commerce Bancshares, Inc.	2,100	94,500
	Community Trust Bancorp, Inc.	500	16,770
	Consolidated-Tokoma Land Co.	200	8,258
*	Consumer Portfolio Services, Inc.	600	1,290
*	Core-Mark Holding Co., Inc.	200	5,900
	Cullen Frost Bankers, Inc.	1,720	95,770
#	CVB Financial Corp.	2,760	29,670
	Delphi Financial Group, Inc. Class A	1,500	40,245
#	Delta Financial Corp.	700	11
	Dime Community Bancshares	1,100	18,062
*	Dollar Financial Corp.	600	10,968
	Donegal Group, Inc. Class A	700	12,586
#	East West Bancorp, Inc.	1,800	22,446
	Eaton Vance Corp.	400	14,284
	Employers Holdings, Inc.	2,400	41,712
*	Encore Capital Group, Inc.	900	11,430
#	Enterprise Financial Services Corp.	428	8,029
	Erie Indemnity Co.	1,300	60,125
#	F.N.B. Corp.	2,768	32,358
	FBL Financial Group, Inc. Class A	1,100	25,245
	Federated Investors, Inc.	700	23,408
	Fidelity National Financial, Inc.	2,600	36,478
	Fifth Third Bancorp	6,006	94,775
	Financial Federal Corp.	900	22,473
*	First Acceptance Corp.	1,000	3,280
	First American Corp.	1,500	37,905
	First Bancorp	600	9,000
#	First Busey Corp.	1,900	26,904
*	First Cash Financial Services, Inc.	700	12,971
	First Commonwealth Financial Corp.	2,400	27,432
	First Community Bancshares, Inc.	400	12,772
	First Financial Bankshares, Inc.	600	29,442
	First Financial Corp.	500	20,740
	First Financial Holdings, Inc.	400	8,736
#	First Marblehead Corp.	2,100	8,652
*	First Mercury Financial Corp.	900	13,257
	First Midwest Bancorp, Inc.	1,600	35,808
	First Niagara Financial Group, Inc.	3,628	54,275
*	First Regional Bancorp	400	2,048
	First State Bancorporation	400	2,284

13

*	FirstCity Financial Corp.	400	2,496
	FirstMerit Corp.	2,600	52,624
	Flushing Financial Corp.	700	12,173
	FNB United Corp.	395	2,970
*	Forestar Real Estate Group, Inc.	500	10,080
	Franklin Resources, Inc.	500	52,250
#	Frontier Financial Corp.	1,400	15,610
#	Fulton Financial Corp.	8,440	89,970
	Gallagher (Arthur J.) & Co.	2,000	52,960
	GAMCO Investors, Inc.	200	9,480
	Gateway Financial Holdings, Inc.	481	3,314
	German American Bancorp, Inc.	482	6,261
	GFI Group, Inc.	800	9,280
#	Glacier Bancorp, Inc.	1,700	36,244
#	Great Southern Bancorp, Inc.	500	5,185
	Greene Bancshares, Inc.	400	6,180
#	Greenhill & Co., Inc.	200	13,220
*	Guaranty Bancorp	2,011	11,322
*	Guaranty Financial Group, Inc.	500	2,395
*	Hallmark Financial Services, Inc.	800	7,384
#	Hancock Holding Co.	1,500	73,575
	Hanover Insurance Group, Inc.	2,500	118,075
	Harleysville Group, Inc.	949	34,420
	Harleysville National Corp.	1,000	14,700
	Hartford Financial Services Group, Inc.	2,900	182,932
	HCC Insurance Holdings, Inc.	5,600	141,008
	Hercules Technology Growth Capital, Inc.	16	167
	Heritage Commerce Corp.	600	7,212
	Heritage Financial Group	137	1,451
	Hilb Rogal Hamilton Co.	1,100	50,105
	Home Federal Bancorp, Inc.	615	6,765
	Horace Mann Educators Corp.	1,500	22,350
	Horizon Financial Corp.	400	3,260
	Hudson City Bancorp, Inc.	7,200	132,768
#	Huntington Bancshares, Inc.	3,700	27,084
	IBERIABANK Corp.	700	37,961
	Independent Bank Corp. (MA)	500	13,830
	Integra Bank Corp.	400	2,564
	International Bancshares Corp.	1,400	36,176
	Intervest Bancshares Corp.	200	1,592
*	Investment Technology Group, Inc.	1,400	44,800
*	Investors Bancorp, Inc.	3,600	52,668
	Janus Capital Group, Inc.	2,400	64,728
#	Jefferies Group, Inc.	1,900	36,499
	Jones Lang LaSalle, Inc.	400	19,920
	JPMorgan Chase & Co.	36,609	1,409,080
	Kearny Financial Corp.	2,300	31,947
	KeyCorp	5,400	64,854
	K-Fed Bancorp	400	4,056
	Lakeland Bancorp, Inc.	800	9,440
	Lakeland Financial Corp.	508	10,348
	Legacy Bancorp, Inc.	300	4,137
	Legg Mason, Inc.	1,800	80,154
#	Lehman Brothers Holdings, Inc.	5,700	91,713
	Leucadia National Corp.	1,800	83,322

14

	Lincoln National Corp.	2,400	121,824
	LNB Bancorp, Inc.	200	1,718
#	M&T Bank Corp.	1,500	107,010
	MainSource Financial Group, Inc.	700	12,677
*	Markel Corp.	200	74,000
*	MarketAxess Holdings, Inc.	900	9,045
*	Marlin Business Services, Inc.	400	3,056
	Marsh & McLennan Companies, Inc.	5,400	172,422
	Marshall & Ilsley Corp.	5,000	77,000
#	Mastercard, Inc.	200	48,510
	MB Financial, Inc.	1,200	33,396
#	MBIA, Inc.	1,200	19,464
	MBT Financial Corp.	700	3,185
	MCG Capital Corp.	1,400	4,872
	Meadowbrook Insurance Group, Inc.	1,400	9,380
	Medallion Financial Corp.	600	6,228
	Mercer Insurance Group, Inc.	300	4,980
#	Mercury General Corp.	1,600	81,504
	Merrill Lynch & Co., Inc.	1,900	53,865
	MetLife, Inc.	7,300	395,660
	Midwest Banc Holdings, Inc.	500	2,785
	Moody’s Corp.	200	8,132
	Morgan Stanley	16,200	661,446
	Nara Bancorp, Inc.	900	9,855
*	NASDAQ Stock Market, Inc.	1,900	62,111
#	National City Corp.	2,593	13,069
	National Interstate Corp.	500	9,715
	National Penn Bancshares, Inc.	2,248	32,101
	Nationwide Financial Services, Inc.	1,200	61,728
*	Navigators Group, Inc.	800	41,920
	NBT Bancorp, Inc.	1,100	27,599
	Nelnet, Inc. Class A	1,000	15,720
	New England Bancshares, Inc.	200	2,071
	New Westfield Financial, Inc.	1,200	12,264
	New York Community Bancorp, Inc.	6,100	100,589
	NewAlliance Bancshares, Inc.	3,700	50,727
*	NexCen Brands, Inc.	1,000	370
	Northeast Community Bancorp, Inc.	500	5,050
	Northern Trust Corp.	700	56,273
#	Northwest Bancorp, Inc.	1,600	44,384
	NYMAGIC, Inc.	200	4,336
	NYSE Euronext	600	24,354
	OceanFirst Financial Corp.	500	9,025
	Odyssey Re Holdings Corp.	2,100	79,296
	Old National Bancorp	2,100	36,603
	Old Republic International Corp.	11,200	122,416
	Old Second Bancorp, Inc.	400	6,772
	optionsXpress Holding, Inc.	900	20,763
	Pacific Mercantile Bancorp	400	2,720
	PacWest Bancorp	900	20,412
	Park National Corp.	440	26,972
	Patriot Capital Funding, Inc.	528	3,918
	Peoples Bancorp, Inc.	400	8,216
	People’s United Financial, Inc.	2,700	48,384
*	Philadelphia Consolidated Holding Corp.	2,100	125,433

15

*	Pico Holdings, Inc.	700	33,348
*	Pinnacle Financial Partners, Inc.	500	12,660
*	PMA Capital Corp. Class A	900	8,541
	PNC Financial Services Group, Inc.	2,400	172,680
* #	Portfolio Recovery Associates, Inc.	500	21,270
#	PrivateBancorp, Inc.	700	21,448
*	ProAssurance Corp.	1,600	86,240
	Progressive Corp.	6,400	118,208
	Prosperity Bancshares, Inc.	1,400	44,758
	Protective Life Corp.	3,000	108,870
	Provident Bankshares Corp.	700	5,418
	Provident Financial Services, Inc.	2,100	32,025
	Provident New York Bancorp	1,700	23,528
	Prudential Financial, Inc.	5,100	375,921
	QC Holdings, Inc.	500	3,165
	Rainier Pacific Financial Group, Inc.	185	1,358
#	Raymond James Financial, Inc.	2,800	86,324
#	Regions Financial Corp.	2,900	26,883
	Reinsurance Group of America, Inc.	2,100	101,136
	Renasant Corp.	700	13,237
	Resource America, Inc.	500	6,175
*	Rewards Network, Inc.	1,100	5,555
	Riverview Bancorp, Inc.	500	3,255
	RLI Corp.	860	48,083
	Rockville Financial, Inc.	600	8,682
	Rome Bancorp, Inc.	300	3,240
	S&T Bancorp, Inc.	1,200	40,272
	S.Y. Bancorp, Inc.	500	14,120
	SAFECO Corp.	2,000	135,200
	Safety Insurance Group, Inc.	500	21,500
	Sanders Morris Harris Group, Inc.	700	7,350
	Sandy Spring Bancorp, Inc.	500	8,950
	Schwab (Charles) Corp.	2,600	62,374
*	Seabright Insurance Holdings	600	7,284
	SEI Investments Co.	600	14,172
	Selective Insurance Group, Inc.	1,800	43,452
#	Sierra Bancorp	286	4,519
	Simmons First National Corp. Class A	500	14,210
#	South Financial Group, Inc.	2,400	16,320
	Southern Community Financial Corp.	501	2,440
	Southside Bancshares, Inc.	420	9,135
	Southwest Bancorp, Inc.	600	10,104
	StanCorp Financial Group, Inc.	1,500	73,515
	State Auto Financial Corp.	1,400	43,218
	State Bancorp, Inc.	500	7,425
	State Street Corp.	1,300	87,971
	Sterling Bancorp	500	7,795
	Sterling Bancshares, Inc.	2,400	23,616
	Stewart Information Services Corp.	400	7,484
*	Stifel Financial Corp.	780	31,879
	Student Loan Corp.	300	35,373
	Suffolk Bancorp	200	7,106
*	Sun Bancorp, Inc.	735	8,673
	SunTrust Banks, Inc.	3,100	129,859
	Susquehanna Bancshares, Inc.	2,316	37,010

16

* #	SVB Financial Group	1,000	56,050
	SWS Group, Inc.	600	12,108
#	Synovus Financial Corp.	3,400	31,280
	T. Rowe Price Group, Inc.	900	53,424
	Taylor Capital Group, Inc.	400	4,332
	TCF Financial Corp.	2,900	45,675
*	TD Ameritrade Holding Corp.	2,500	51,075
*	Tejon Ranch Co.	300	10,263
#	Temecula Valley Bancorp, Inc.	200	1,032
*	Texas Capital Bancshares, Inc.	900	14,049
*	The Bancorp, Inc.	400	1,840
#	The Colonial BancGroup, Inc.	2,800	17,696
	The Goldman Sachs Group, Inc.	3,700	606,689
	The Travelers Companies, Inc.	5,900	260,544
	Thomas Properties Group, Inc.	500	4,815
*	Thomas Weisel Partners Group, Inc.	1,000	6,120
	Tompkins Financial Corp.	300	13,584
	Tower Group, Inc.	700	14,665
*	Tradestation Group, Inc.	1,200	12,048
	Transatlantic Holdings, Inc.	1,900	114,190
	Trico Bancshares	500	8,220
#	TrustCo Bank Corp. (NY)	2,160	21,125
	Trustmark Corp.	1,900	36,461
	U.S. Bancorp	5,500	175,230
	UCBH Holdings, Inc.	3,400	19,890
	UMB Financial Corp.	1,400	72,842
#	Umpqua Holdings Corp.	1,900	26,524
	Union Bankshares Corp.	400	9,084
	UnionBanCal Corp.	2,580	190,094
	United Bankshares, Inc.	1,400	36,050
#	United Community Banks, Inc.	200	2,352
	United Financial Bancorp, Inc.	520	6,651
	United Fire & Casualty Co.	1,400	41,636
	United Western Bancorp, Inc.	300	3,261
	Unitrin, Inc.	3,100	79,143
	Univest Corporation of Pennsylvania	500	14,445
	Unum Group	8,100	205,821
#	Valley National Bancorp	2,835	56,728
*	Virginia Commerce Bancorp, Inc.	440	2,323
	W. R. Berkley Corp.	3,600	84,816
#	Wachovia Corp.	9,400	149,366
	Waddell & Reed Financial, Inc.	800	25,760
	Washington Federal, Inc.	2,600	44,798
	Washington Trust Bancorp, Inc.	417	10,246
	Webster Financial Corp.	900	19,188
	Wells Fargo & Co.	28,400	859,668
	West Bancorporation	700	8,491
	West Coast Bancorp	500	5,490
#	Westamerica Bancorporation	900	46,080
* #	Western Alliance Bancorp	600	7,800
	Whitney Holding Corp.	2,600	56,290
	Willow Financial Bancorp, Inc.	700	6,944
#	Wilmington Trust Corp.	2,000	46,940
	Wintrust Financial Corp.	500	11,625
*	World Acceptance Corp.	300	11,706

17

	Zenith National Insurance Corp.	1,740	66,451
#	Zions Bancorporation	1,300	34,892
* #	ZipRealty, Inc.	800	3,624
Total Financials			18,540,787

Industrials — (14.9%)
*	3-D Systems Corp.	200	2,444
	3M Co.	1,200	85,920
	A.O. Smith Corp.	800	32,936
	AAON, Inc.	560	11,962
*	AAR Corp.	1,300	20,631
	ABM Industries, Inc.	1,400	36,792
*	Acco Brands Corp.	1,780	15,112
*	Accuride Corp.	1,000	1,460
	Actuant Corp.	1,600	50,480
	Acuity Brands, Inc.	400	17,404
	Administaff, Inc.	600	16,440
*	AGCO Corp.	2,100	129,423
* #	Airtran Holdings, Inc.	3,000	7,200
	Alamo Group, Inc.	400	8,372
*	Alaska Air Group, Inc.	800	16,808
	Albany International Corp. Class A	860	26,376
	Alexander & Baldwin, Inc.	1,300	58,149
*	Alliant Techsystems, Inc.	200	21,046
*	Allied Defense Group, Inc.	300	2,145
*	Allied Waste Industries, Inc.	5,800	77,952
*	Amerco, Inc.	700	29,176
	American Ecology Corp.	400	12,984
#	American Science & Engineering, Inc.	200	13,360
* #	American Superconductor Corp.	600	14,742
	American Woodmark Corp.	300	7,128
	Ameron International Corp.	240	28,046
	Ametek, Inc.	500	24,270
	Ampco-Pittsburgh Corp.	400	17,376
* #	AMR Corp.	3,000	30,990
	Apogee Enterprises, Inc.	1,400	28,000
* #	Applied Energetics, Inc.	700	1,008
	Applied Signal Technologies, Inc.	400	6,620
*	Argon ST, Inc.	700	17,479
	Arkansas Best Corp.	700	24,234
*	Arotech Corp.	700	1,022
*	Astec Industries, Inc.	700	24,080
*	Atlas Air Worldwide Holding, Inc.	600	34,644
#	Avery Dennison Corp.	1,300	62,712
*	Avis Budget Group, Inc.	2,400	18,288
*	Axsys Technologies, Inc.	300	20,379
*	AZZ, Inc.	300	13,035
	B.F. Goodrich Co.	2,000	102,500
	Badger Meter, Inc.	200	9,208
*	Baker (Michael) Corp.	200	6,924
	Baldor Electric Co.	1,100	39,204
*	Baldwin Technology Co., Inc. Class A	500	1,580
	Barnes Group, Inc.	1,200	28,944
	Barrett Business Services, Inc.	300	4,350
*	BE Aerospace, Inc.	1,600	38,320

18

*	Beacon Roofing Supply, Inc.	200	3,256
#	Belden, Inc.	1,300	47,762
*	Blount International, Inc.	1,000	12,620
	Boeing Co.	1,400	91,784
	Brady Co. Class A	1,500	55,065
#	Briggs & Stratton Corp.	1,400	21,000
*	BTU International, Inc.	300	2,937
	Bucyrus International, Inc.	1,000	69,850
	Burlington Northern Santa Fe Corp.	3,200	343,680
#	C&D Technologies, Inc.	800	6,152
	C.H. Robinson Worldwide, Inc.	700	36,477
*	Capstone Turbine Corp.	600	1,632
	Carlisle Companies, Inc.	1,800	58,302
	Cascade Corp.	300	15,564
*	Casella Waste Systems, Inc. Class A	700	9,317
	Caterpillar, Inc.	1,400	99,022
*	CBIZ, Inc.	1,800	15,300
	CDI Corp.	600	15,060
*	CECO Environmental Corp.	200	952
*	Celadon Group, Inc.	500	6,435
*	Cenveo, Inc.	300	3,111
*	Ceradyne, Inc.	600	27,036
*	Chart Industries, Inc.	1,300	60,034
*	ChoicePoint, Inc.	1,000	48,660
	Cintas Corp.	2,200	67,760
	CIRCOR International, Inc.	500	30,130
	Clarcor, Inc.	1,400	55,902
*	Clean Harbors, Inc.	200	16,228
*	Columbus McKinnon Corp.	700	19,103
	Comfort Systems USA, Inc.	1,400	21,336
*	Commercial Vehicle Group, Inc.	400	4,096
*	COMSYS IT Partners, Inc.	300	3,552
*	Consolidated Graphics, Inc.	400	15,548
*	Continental Airlines, Inc.	2,200	35,750
#	Con-way, Inc.	800	39,280
*	Copart, Inc.	1,600	70,416
	Corporate Executive Board Co.	300	10,920
*	Corrections Corp. of America	2,800	74,480
* #	CoStar Group, Inc.	500	26,405
*	Covanta Holding Corp.	2,700	75,114
*	CRA International, Inc.	400	15,956
	Crane Co.	1,300	47,736
	CSX Corp.	3,900	252,252
	Cubic Corp.	800	22,152
	Cummins, Inc.	1,000	65,160
	Curtiss-Wright Corp.	1,000	53,870
	Danaher Corp.	1,000	81,570
	Deere & Co.	1,400	98,798
	Deluxe Corp.	400	6,604
	Diamond Management & Technology Consultants, Inc.	400	2,392
* #	Document Securities Systems, Inc.	200	990
	Donaldson Co., Inc.	1,000	43,910
	Dover Corp.	2,800	138,264
	DRS Technologies, Inc.	1,200	95,544
	Ducommun, Inc.	300	7,941

19

*	Dynamex, Inc.	300	8,844
	Dynamic Materials Corp.	200	6,154
	Eagle Bulk Shipping, Inc.	2,200	58,234
	Eaton Corp.	1,600	117,088
	Electro Rent Corp.	900	12,258
*	EMCOR Group, Inc.	1,500	51,105
	Emerson Electric Co.	1,500	70,200
	Encore Wire Corp.	700	13,349
*	Energy Conversion Devices, Inc.	800	60,136
*	Energy Focus, Inc.	400	988
*	EnerSys	1,600	44,992
*	ENGlobal Corp.	400	6,924
	Ennis, Inc.	500	8,255
*	EnPro Industries, Inc.	600	25,290
	Equifax, Inc.	2,200	77,726
*	ESCO Technologies, Inc.	800	38,088
*	Esterline Technologies Corp.	900	50,841
* #	Evergreen Solar, Inc.	2,900	27,347
*	Exide Technologies	2,300	28,382
	Expeditors International of Washington, Inc.	900	32,481
*	Exponent, Inc.	500	15,380
#	Fastenal Co.	700	36,351
	Federal Signal Corp.	1,900	30,457
	FedEx Corp.	4,100	339,562
*	Flanders Corp.	700	4,907
*	Flow International Corp.	500	3,395
	Flowserve Corp.	200	26,424
	Fluor Corp.	600	48,078
	Forward Air Corp.	700	24,703
#	Franklin Electric Co., Inc.	700	30,310
*	FTI Consulting, Inc.	1,000	73,400
*	FuelCell Energy, Inc.	1,500	10,410
*	Furmanite Corp.	1,000	11,910
	G & K Services, Inc. Class A	800	27,592
*	Gardner Denver Machinery, Inc.	1,500	67,710
	GATX Corp.	2,300	100,809
	Gencorp, Inc.	1,200	9,372
* #	General Cable Corp.	500	24,610
	General Dynamics Corp.	1,600	147,680
	General Electric Co.	43,800	1,230,780
*	Genesee & Wyoming, Inc.	1,200	51,612
*	GeoEye, Inc.	600	14,850
*	Global Cash Access, Inc.	1,000	5,990
	Gorman-Rupp Co.	500	20,115
*	GP Strategies Corp.	600	5,478
	Graco, Inc.	600	22,890
*	Graftech International, Ltd.	1,400	28,448
#	Granite Construction, Inc.	400	14,672
	Greenbrier Companies, Inc.	500	10,025
	Hardinge, Inc.	300	4,842
	Harsco Corp.	1,100	57,904
	Healthcare Services Group, Inc.	950	18,506
	Heartland Express, Inc.	2,800	46,256
#	Heico Corp.	400	14,252
	Heico Corp. Class A	488	14,054

20

	Heidrick & Struggles International, Inc.	400	12,144
*	Herley Industries, Inc.	600	11,520
	Herman Miller, Inc.	300	8,442
*	Hexcel Corp.	800	16,624
*	Hill International, Inc.	900	17,325
	Hi-Shear Technology Corp.	200	2,330
#	HNI Corp.	600	13,884
	Honeywell International, Inc.	1,300	65,221
#	Horizon Lines, Inc. Class A	800	10,384
*	HQ Sustainable Maritime Industries, Inc.	200	1,426
*	Hub Group, Inc. Class A	700	27,958
	Hubbell, Inc. Class B	1,100	47,861
*	Hudson Highland Group, Inc.	700	6,447
*	Hurco Companies, Inc.	200	6,486
*	Huron Consulting Group, Inc.	200	12,896
*	Huttig Building Products, Inc.	800	1,736
	IDEX Corp.	2,400	88,968
*	IHS, Inc.	400	25,664
*	II-VI, Inc.	700	30,737
	IKON Office Solutions, Inc.	4,000	69,240
	Illinois Tool Works, Inc.	2,200	109,142
	Ingersoll-Rand Co., Ltd. Class A	107	3,952
*	Innovative Solutions & Support, Inc.	400	2,396
*	Insituform Technologies, Inc. Class A	1,400	25,704
	Insteel Industries, Inc.	400	6,840
*	Integrated Electrical Services, Inc.	500	10,705
*	Interline Brands, Inc.	1,100	17,655
*	Intersections, Inc.	500	5,365
	ITT Industries, Inc.	2,900	184,875
	J.B. Hunt Transport Services, Inc.	1,700	61,965
*	Jacobs Engineering Group, Inc.	400	29,528
* #	JetBlue Airways Corp.	5,900	35,813
*	John Bean Technologies Corp.	129	1,677
	Joy Global, Inc.	500	35,520
*	Kadant, Inc.	700	16,415
	Kaman Corp. Class A	600	18,090
*	Kansas City Southern	2,200	113,146
	Kaydon Corp.	800	44,584
	Kelly Services, Inc. Class A	700	13,538
*	Kenexa Corp.	800	18,504
	Kennametal, Inc.	2,200	77,506
*	Key Technology, Inc.	200	5,712
*	Kforce, Inc.	1,400	14,952
*	Kirby Corp.	1,200	54,948
	Knight Transportation, Inc.	2,000	35,780
	Knoll, Inc.	500	8,235
*	Korn/Ferry International	1,200	21,336
	L-3 Communications Holdings, Inc.	1,400	145,516
*	LaBarge, Inc.	520	7,680
*	Ladish Co., Inc.	500	13,330
	Landstar Systems, Inc.	400	19,608
*	Layne Christensen Co.	400	21,952
*	Learning Tree International, Inc.	500	7,445
*	LECG Corp.	700	5,705
	Lennox International, Inc.	1,800	66,600

21

	Lincoln Electric Holdings, Inc.	1,000	80,770
	Lindsay Corp.	300	24,573
*	LMI Aerospace, Inc.	300	7,077
	Lockheed Martin Corp.	800	93,152
	LSI Industries, Inc.	700	6,041
*	M&F Worldwide Corp.	400	17,608
*	Magnetek, Inc.	700	3,220
*	Manitex International, Inc.	225	887
	Manpower, Inc.	1,200	57,672
*	Marten Transport, Ltd.	600	11,964
#	Masco Corp.	5,100	97,206
	McGrath Rentcorp.	900	25,650
	Met-Pro Corp.	533	7,771
*	MFRI, Inc.	200	2,254
*	Microvision, Inc.	600	1,560
* #	Middleby Corp.	160	8,538
*	Miller Industries, Inc.	300	2,511
	Mine Safety Appliances Co.	1,000	36,330
*	Mobile Mini, Inc.	1,000	21,380
*	Monster Worldwide, Inc.	2,000	39,080
*	Moog, Inc. Class A	1,100	52,140
	MSC Industrial Direct Co., Inc. Class A	500	25,465
	Mueller Industries, Inc.	1,100	30,855
	Mueller Water Products, Inc. Class B	1,700	17,646
	NACCO Industries, Inc. Class A	200	23,508
	National Technical Systems, Inc.	300	1,497
*	Navigant Consulting, Inc.	2,300	39,813
*	NCI Building Systems, Inc.	400	15,312
	Nordson Corp.	1,000	53,630
	Norfolk Southern Corp.	3,500	257,355
*	North America Galvanizing & Coatings, Inc.	400	4,096
	Northrop Grumman Corp.	3,000	206,550
*	Old Dominion Freight Line, Inc.	800	26,616
	Omega Flex, Inc.	169	3,642
*	On Assignment, Inc.	700	6,615
*	Orbital Sciences Corp.	1,400	37,016
#	Oshkosh Truck Corp. Class B	2,100	32,382
*	Owens Corning, Inc.	2,000	48,380
*	P.A.M. Transportation Services, Inc.	300	4,419
	Paccar, Inc.	750	32,295
	Pall Corp.	600	24,366
	Parker Hannifin Corp.	1,800	115,326
*	Park-Ohio Holdings Corp.	500	9,755
	Pentair, Inc.	2,900	106,575
*	Perini Corp.	600	16,026
* #	Pinnacle Airlines Corp.	600	2,856
	Pitney Bowes, Inc.	900	30,735
*	Plug Power, Inc.	3,200	8,672
	Portec Rail Products, Inc.	240	2,630
*	Powell Industries, Inc.	300	13,254
*	Power-One, Inc.	2,800	6,300
	Precision Castparts Corp.	200	20,652
* #	Protection One, Inc.	500	3,550
*	Quality Distribution, Inc.	700	3,150
	Quanex Building Products Corp.	1,300	21,398

22

*	Quanta Services, Inc.	1,200	38,328
	Quixote Corp.	300	2,370
	R. R. Donnelley & Sons Co.	6,000	167,280
	Raven Industries, Inc.	200	9,046
	Raytheon Co.	4,000	239,960
*	RBC Bearings, Inc.	400	15,976
*	RCM Technologies, Inc.	400	1,084
	Regal-Beloit Corp.	1,300	61,035
	Republic Services, Inc.	1,600	52,592
*	Resources Connection, Inc.	900	21,762
	Robbins & Myers, Inc.	1,000	44,850
	Robert Half International, Inc.	700	17,920
	Rockwell Automation, Inc.	700	33,047
	Rockwell Collins, Inc.	700	36,813
	Rollins, Inc.	840	14,927
	Roper Industries, Inc.	1,400	82,712
*	Rush Enterprises, Inc. Class A	950	12,531
	Ryder System, Inc.	1,800	116,136
	Schawk, Inc.	800	12,608
*	School Specialty, Inc.	400	12,200
*	Shaw Group, Inc.	800	39,632
#	Simpson Manufacturing Co., Inc.	1,600	44,480
	Skywest, Inc.	2,000	34,180
*	SL Industries, Inc.	200	2,640
	Southwest Airlines Co.	23,200	353,336
* #	Spire Corp.	200	2,224
	SPX Corp.	800	95,400
*	Standard Parking Corp.	400	8,732
	Standard Register Co.	700	7,924
	Standex International Corp.	300	7,500
	Steelcase, Inc. Class A	2,400	26,640
*	Stericycle, Inc.	300	17,790
*	Sterling Construction Co., Inc.	400	7,380
	Sun Hydraulics, Inc.	200	6,618
	Sypris Solutions, Inc.	700	1,575
	TAL International Group, Inc.	1,100	27,038
* #	Taser International, Inc.	900	5,850
*	Team, Inc.	200	7,622
*	Teledyne Technologies, Inc.	1,000	62,330
	Teleflex, Inc.	1,100	71,027
*	TeleTech Holdings, Inc.	500	7,710
	Tennant Co.	900	28,035
*	Terex Corp.	500	25,145
*	Tetra Tech, Inc.	1,700	48,586
	Textron, Inc.	800	32,880
*	The Advisory Board Co.	200	6,182
	The Brink’s Co.	1,100	76,758
	The Dun & Bradstreet Corp.	200	18,394
*	The Geo Group, Inc.	1,500	33,195
	The Manitowoc Co., Inc.	600	15,108
*	Thomas & Betts Corp.	1,300	59,904
	Thomas Group, Inc.	361	1,155
	Timken Co.	2,800	90,496
	Titan International, Inc.	1,125	30,083
#	Toro Co.	600	24,522

23

*	TRC Companies, Inc.	700	2,471
	Tredegar Industries, Inc.	800	15,840
	Trinity Industries, Inc.	1,900	68,362
	Triumph Group, Inc.	500	27,370
*	TrueBlue, Inc.	800	13,272
*	TurboChef Technologies, Inc.	400	2,440
	Twin Disc, Inc.	400	7,348
	UAL Corp.	1,600	17,776
*	Ultralife Corp.	400	4,628
	Union Pacific Corp.	4,800	402,720
	United Parcel Service, Inc.	1,300	83,356
*	United Stationers, Inc.	800	39,664
	United Technologies Corp.	3,300	216,447
	Universal Forest Products, Inc.	1,000	32,850
*	URS Corp.	1,500	71,940
* #	USG Corp.	800	22,208
#	Valmont Industries, Inc.	300	32,022
*	Versar, Inc.	300	1,665
	Viad Corp.	700	21,896
	Vicor Corp.	900	9,063
*	Volt Information Sciences, Inc.	900	12,618
	W.W. Grainger, Inc.	900	81,027
	Wabash National Corp.	1,000	8,690
	Wabtec Corp.	1,400	82,698
	Walter Industries, Inc.	700	65,660
*	Waste Connections, Inc.	2,000	72,620
	Waste Management, Inc.	4,100	144,238
#	Watsco, Inc. Class A	600	30,714
	Watson Wyatt Worldwide, Inc.	1,200	70,308
#	Watts Water Technologies, Inc.	1,200	34,116
*	WCA Waste Corp.	600	3,000
	Werner Enterprises, Inc.	2,400	54,744
*	WESCO International, Inc.	600	23,064
*	Westaff, Inc.	600	474
	Woodward Governor Co.	1,000	46,330
Total Industrials			14,915,858

Information Technology — (13.4%)
*	3Com Corp.	11,500	24,380
*	Acacia Research-Acacia Technologies	300	1,197
* #	Access Integrated Technologies, Inc.	700	1,169
*	Actel Corp.	1,000	13,780
*	ActivIdentity Corp.	1,300	3,484
*	Activision Blizzard, Inc.	1,200	39,384
*	Actuate Corp.	1,300	5,551
*	Adaptec, Inc.	4,700	17,813
*	ADC Telecommunications, Inc.	3,400	34,850
*	ADDvantage Technologies Group, Inc.	400	1,256
*	Adobe Systems, Inc.	1,100	47,113
	Adtran, Inc.	1,600	36,480
*	Advanced Analogic Technologies, Inc.	1,200	5,484
*	Advanced Energy Industries, Inc.	1,300	20,969
*	Advanced Micro Devices, Inc.	10,700	67,303
*	Advanced Photonix, Inc.	800	1,520
*	Advent Software, Inc.	300	13,875

24

*	Aehr Test Systems	200	874
*	Aetrium, Inc.	400	1,500
*	Agilent Technologies, Inc.	1,600	55,616
	Agilysys, Inc.	900	11,709
* #	Akamai Technologies, Inc.	700	16,030
	Altera Corp.	1,500	33,960
	American Software, Inc. Class A	900	5,346
*	Amkor Technology, Inc.	1,800	13,518
	Amphenol Corp.	800	38,016
*	Amtech Systems, Inc.	200	2,242
*	Anadigics, Inc.	3,000	10,110
	Analog Devices, Inc.	1,300	36,348
*	Anaren, Inc.	500	5,310
* #	Anixter International, Inc.	800	59,048
*	Ansys, Inc.	986	43,729
*	Apple, Inc.	1,600	271,248
	Applied Materials, Inc.	3,100	55,552
*	Applied Micro Circuits Corp.	3,050	24,278
*	Ariba, Inc.	2,200	32,406
*	Arris Group, Inc.	3,610	34,151
*	Arrow Electronics, Inc.	3,800	126,122
*	Art Technology Group, Inc.	2,800	11,480
*	Aspen Technology, Inc.	1,600	23,040
*	Asyst Technologies, Inc.	1,100	4,532
* #	Atheros Communications	1,000	32,610
	Atlantic Tele-Network, Inc.	400	13,388
*	Atmel Corp.	14,200	59,498
*	ATMI, Inc.	1,100	26,829
*	Autodesk, Inc.	900	31,977
	Automatic Data Processing, Inc.	1,200	53,256
* #	Avid Technology, Inc.	900	20,916
*	Avnet, Inc.	2,300	67,505
*	Avocent Corp.	1,700	39,899
	AVX Corp.	5,100	58,548
*	Aware, Inc.	900	2,844
*	Axcelis Technologies, Inc.	2,723	12,880
*	AXT, Inc.	1,100	3,971
* #	Bankrate, Inc.	500	16,130
	Bel Fuse, Inc. Class B	300	8,352
*	Bell Microproducts, Inc.	900	1,980
*	Benchmark Electronics, Inc.	2,400	39,576
	Black Box Corp.	800	28,672
*	Blackboard, Inc.	300	11,988
*	Blue Coat Systems, Inc.	400	7,440
*	BMC Software, Inc.	800	26,048
*	Bookham, Inc.	3,200	5,408
*	Borland Software Corp.	2,100	3,906
*	Bottomline Technologies, Inc.	700	8,064
*	Brightpoint, Inc.	1,200	10,332
*	Broadcom Corp.	900	21,654
	Broadridge Financial Solutions, Inc.	1,600	31,952
*	Brocade Communications Systems, Inc.	8,600	63,812
*	Brooks Automation, Inc.	2,700	25,947
*	BSQUARE Corp.	300	1,119
	CA, Inc.	2,200	52,602

25

*	Cabot Microelectronics Corp.	800	30,896
*	CACI International, Inc. Class A	900	45,585
*	Cadence Design Systems, Inc.	3,700	29,563
*	CalAmp Corp.	500	1,000
*	California Micro Devices Corp.	700	2,268
*	Callidus Software, Inc.	1,100	5,225
*	CallWave, Inc.	800	1,864
*	Captaris, Inc.	400	1,600
*	Catalyst Semiconductor, Inc.	600	4,062
*	Catapult Communications Corp.	500	3,795
*	CEVA, Inc.	700	6,650
*	Checkpoint Systems, Inc.	1,300	27,677
*	Chordiant Software, Inc.	300	1,785
*	Ciena Corp.	900	15,642
*	Ciprico, Inc.	300	12
*	Cirrus Logic, Inc.	2,500	15,525
*	Cisco Sytems, Inc.	11,000	264,550
*	Citrix Systems, Inc.	800	24,216
*	CMGI, Inc.	2,200	25,938
	Cognex Corp.	1,140	23,062
*	Cognizant Technology Solutions Corp.	1,200	35,184
*	Coherent, Inc.	1,100	39,457
	Cohu, Inc.	900	15,030
*	CommScope, Inc.	1,800	88,146
*	Computer Sciences Corp.	4,800	225,744
*	Compuware Corp.	7,100	81,153
*	Comtech Telecommunications Corp.	500	22,860
*	Concur Technologies, Inc.	600	26,370
*	Convera Corp.	1,100	1,188
*	Convergys Corp.	1,700	25,075
	Corning, Inc.	3,600	73,944
*	CPI International, Inc.	600	8,580
*	Credence Systems Corp.	1,100	1,243
* #	Cree, Inc.	2,500	58,275
*	CSG Systems International, Inc.	800	15,120
*	Cyberoptics Corp.	300	2,712
*	Cybersource Corp.	500	8,590
*	Cymer, Inc.	1,000	29,940
*	Cypress Semiconductor Corp.	2,700	87,534
	Daktronics, Inc.	500	8,765
* #	DealerTrack Holdings, Inc.	700	12,901
*	Dell, Inc.	4,100	89,093
	Diebold, Inc.	1,900	75,335
*	Digi International, Inc.	900	10,629
*	Digital River, Inc.	900	39,375
*	Diodes, Inc.	900	21,411
*	Ditech Networks, Inc.	1,200	1,860
*	Dolby Laboratories, Inc.	200	8,140
*	Dot Hill Systems Corp.	1,700	3,706
*	DSP Group, Inc.	600	4,650
* #	DST Systems, Inc.	200	12,350
*	DTS, Inc.	500	16,085
*	Dycom Industries, Inc.	1,300	20,839
*	Dynamics Research Corp.	300	2,691
*	EarthLink, Inc.	4,000	37,280

26

*	eBay, Inc.	3,100	77,283
* #	Echelon Corp.	600	7,806
*	Echostar Holding Corp.	60	1,880
*	EFJohnson Technologies, Inc.	800	1,440
*	Electro Scientific Industries, Inc.	800	11,432
*	Electroglas, Inc.	900	1,341
*	Electronic Arts, Inc.	800	39,048
*	Electronics for Imaging, Inc.	1,600	26,544
*	EMC Corp.	4,800	73,344
* #	EMCORE Corp.	1,400	8,666
*	EMS Technologies, Inc.	520	12,215
*	Emulex Corp.	2,400	32,208
*	Entegris, Inc.	3,900	24,024
*	Entorian Technologies, Inc.	1,100	803
*	Epicor Software Corp.	1,100	9,383
*	EPIQ Systems, Inc.	900	10,161
*	Equinix, Inc.	400	32,200
*	Euronet Worldwide, Inc.	1,600	30,064
*	Exar Corp.	2,500	19,350
*	Extreme Networks, Inc.	3,700	12,950
*	F5 Networks, Inc.	600	20,466
#	Factset Research Systems, Inc.	500	31,355
	Fair Isaac Corp.	1,600	36,960
*	Fairchild Semiconductor Corp. Class A	3,600	45,144
*	FalconStor Software, Inc.	700	5,264
*	Faro Technologies, Inc.	300	7,086
*	FEI Co.	800	21,664
	Fidelity National Information Services, Inc.	2,700	58,995
* #	Finisar Corp.	3,300	4,785
*	Fiserv, Inc.	2,200	114,092
* #	Flir Systems, Inc.	800	28,560
*	FormFactor, Inc.	1,400	26,866
*	Forrester Research, Inc.	700	24,213
*	Foundry Networks, Inc.	3,300	60,687
	Frequency Electronics, Inc.	300	1,374
*	Gartner Group, Inc.	900	23,769
*	Gerber Scientific, Inc.	900	8,028
	Global Payments, Inc.	1,400	67,494
*	Goldleaf Financial Solutions, Inc.	500	860
*	Google, Inc.	400	185,316
*	Greenfield Online, Inc.	800	13,880
*	Hackett Group, Inc.	1,600	10,240
*	Harmonic, Inc.	1,400	12,320
	Harris Corp.	600	31,416
*	Harris Stratex Networks, Inc. Class A	800	7,488
#	Heartland Payment Systems, Inc.	400	9,024
	Henry Jack & Associates, Inc.	1,600	32,048
*	Hewitt Associates, Inc. Class A	2,400	96,504
	Hewlett-Packard Co.	8,600	403,512
*	hi/fn, Inc.	500	1,985
*	Hittite Microwave Corp.	300	10,617
*	Hutchinson Technology, Inc.	800	11,592
*	Hypercom Corp.	1,600	7,280
*	I.D. Systems, Inc.	400	3,596
	iBasis, Inc.	400	1,464

27

*	iGATE Capital Corp.	1,500	16,875
*	iGo, Inc.	1,200	1,356
*	Ikanos Communications	1,100	2,860
*	I-many, Inc.	800	556
#	Imergent, Inc.	200	2,262
*	Immersion Corp.	800	5,320
*	InFocus Corp.	1,200	1,752
*	Informatica Corp.	1,600	26,992
	InfoSpace, Inc.	1,000	11,700
*	Ingram Micro, Inc.	5,100	96,441
*	Innodata Isogen, Inc.	700	2,037
*	Insight Enterprises, Inc.	1,600	26,624
	Integral Systems, Inc.	400	17,996
*	Integrated Device Technology, Inc.	5,600	59,304
*	Integrated Silicon Solution, Inc.	836	3,294
	Intel Corp.	13,300	304,171
*	Interactive Intelligence, Inc.	200	2,006
*	Intermec, Inc.	1,700	34,153
*	Internap Network Services Corp.	1,600	4,944
	International Business Machines Corp.	2,400	292,152
*	International Rectifier Corp.	2,600	54,340
*	Internet Capital Group, Inc.	1,300	10,985
*	Interphase Corp.	200	672
	Intersil Corp.	4,800	112,464
*	Intervoice, Inc.	900	7,398
*	Interwoven, Inc.	1,400	20,608
*	Intevac, Inc.	500	5,090
*	IntriCon Corp.	200	1,166
*	Intuit, Inc.	1,400	42,098
*	iPass, Inc.	2,100	4,767
*	Iron Mountain, Inc.	2,600	75,166
*	Iteris, Inc.	1,100	2,453
*	Itron, Inc.	300	31,074
*	Ixia	2,200	19,118
*	IXYS Corp.	1,400	17,822
*	j2 Global Communications, Inc.	700	17,269
	Jabil Circuit, Inc.	2,900	48,894
*	JDA Software Group, Inc.	1,000	18,230
* #	JDS Uniphase Corp.	6,600	67,056
*	Juniper Networks, Inc.	1,100	28,270
*	Jupitermedia Corp.	1,300	1,521
	Keithley Instruments, Inc.	500	4,755
*	Key Tronic Corp.	400	1,344
	KLA-Tencor Corp.	2,800	103,768
*	Kopin Corp.	2,500	7,450
*	Kratos Defense & Security Solutions, Inc.	3,832	7,779
*	Kulicke & Soffa Industries, Inc.	1,300	6,682
*	KVH Industries, Inc.	400	3,616
*	L-1 Identity Solutions, Inc.	2,900	47,792
*	Lam Research Corp.	600	22,056
*	LaserCard Corp.	200	1,140
*	Lawson Software, Inc.	5,200	42,068
*	LeCroy Corp.	400	3,332
*	Lender Processing Services, Inc.	1,350	44,955
*	Lexmark International, Inc.	1,600	57,552

28

#	Linear Technology Corp.	1,000	32,640
*	Lionbridge Technologies, Inc.	2,400	7,656
*	Littlefuse, Inc.	700	24,836
*	LoJack Corp.	600	4,350
*	Loral Space & Communications, Inc.	700	12,859
*	LSI Corp.	4,700	31,255
*	Macrovision Solutions Corp.	2,322	36,037
*	Magma Design Automation, Inc.	400	2,032
*	Management Network Group, Inc.	1,300	1,404
*	Manhattan Associates, Inc.	600	14,706
*	ManTech International Corp. Class A	600	35,334
#	Marchex, Inc. Class B	900	10,143
*	Mastec, Inc.	1,900	26,828
*	Mattson Technology, Inc.	1,500	7,650
	Maxim Integrated Products, Inc.	1,000	20,550
	Maximus, Inc.	900	33,300
*	Maxwell Technologies, Inc.	700	8,652
*	McAfee, Inc.	2,700	106,812
*	MEMC Electronic Materials, Inc.	500	24,545
*	Mentor Graphics Corp.	2,900	35,380
*	Mercury Computer Systems, Inc.	700	6,475
*	Merix Corp.	800	1,488
*	Metavante Technologies, Inc.	1,666	39,384
	Methode Electronics, Inc.	2,000	21,980
	Micrel, Inc.	1,800	16,578
#	Microchip Technology, Inc.	1,400	44,814
*	Micron Technology, Inc.	14,600	61,904
*	Micros Systems, Inc.	800	24,656
*	Microsemi Corp.	1,700	46,750
	Microsoft Corp.	16,900	461,201
*	Microtune, Inc.	1,200	4,452
*	Midway Games, Inc.	500	1,135
*	MIPS Technologies, Inc.	1,400	5,572
*	MIVA, Inc.	1,000	1,030
*	MKS Instruments, Inc.	1,700	38,318
	Molex, Inc. Class A	1,200	27,672
*	Monolithic Power Systems	300	7,311
	Motorola, Inc.	11,000	103,620
*	MPS Group, Inc.	3,400	39,168
*	MRV Communications, Inc.	3,000	4,080
*	MSC. Software Corp.	1,400	18,172
	MTS Systems Corp.	800	33,184
* #	Multi-Fineline Electronix, Inc.	800	13,648
*	Nanometrics, Inc.	700	2,541
*	Napco Security Systems, Inc.	700	2,877
	National Instruments Corp.	1,000	32,280
	National Semiconductor Corp.	1,100	23,573
*	NCR Corp.	3,500	92,610
*	NetApp, Inc.	600	15,288
*	NETGEAR, Inc.	800	13,480
* #	Netlogic Microsystems, Inc.	500	17,365
*	NetScout Systems, Inc.	900	13,410
* #	Network Equipment Technologies, Inc.	800	2,608
	NIC, Inc.	700	4,844
*	Novatel Wireless, Inc.	700	4,361

29

*	Novell, Inc.	10,100	64,943
* #	Novellus Systems, Inc.	3,600	81,612
*	Nu Horizons Electronics Corp.	700	3,367
*	Nuance Communications, Inc.	1,800	28,440
*	Nvidia Corp.	1,350	17,064
*	Omniture, Inc.	196	3,493
* #	OmniVision Technologies, Inc.	1,900	22,192
*	ON Semiconductor Corp.	6,075	57,530
*	Online Resources Corp.	300	2,613
*	Oplink Communications, Inc.	800	10,512
*	OPNET Technologies, Inc.	800	10,600
*	Oracle Corp.	12,100	265,353
*	OSI Systems, Inc.	500	11,605
*	OYO Geospace Corp.	200	9,812
* #	Palm, Inc.	3,000	25,530
*	PAR Technology Corp.	400	3,216
*	Parametric Technology Corp.	2,500	50,200
	Park Electrochemical Corp.	600	16,812
* #	Parkervision, Inc.	300	3,240
	Paychex, Inc.	700	23,856
*	PC Connection, Inc.	1,100	8,349
	PC-Tel, Inc.	700	7,077
*	PDF Solutions, Inc.	800	5,080
	Pegasystems, Inc.	1,200	17,592
*	Perficient, Inc.	600	4,764
*	Performance Technologies, Inc.	400	1,992
*	Pericom Semiconductor Corp.	900	12,276
*	Perot Systems Corp.	4,000	71,200
*	Pervasive Software, Inc.	800	3,544
*	Phoenix Technologies, Ltd.	300	3,312
*	Photon Dynamics, Inc.	500	7,610
*	Photronics, Inc.	2,200	7,194
*	Planar Systems, Inc.	700	1,939
	Plantronics, Inc.	1,600	41,280
*	PLATO Learning, Inc.	800	1,488
*	Plexus Corp.	1,500	42,045
*	PLX Technology, Inc.	900	5,121
*	PMC-Sierra, Inc.	4,900	44,100
*	Polycom, Inc.	1,600	44,864
*	Power Integrations, Inc.	700	20,601
*	Powerwave Technologies, Inc.	4,300	21,715
*	Presstek, Inc.	1,300	6,981
*	Progress Software Corp.	1,200	35,052
	QAD, Inc.	1,000	6,580
*	QLogic Corp.	3,200	59,776
	QUALCOMM, Inc.	3,800	200,070
#	Quality Systems, Inc.	300	12,846
*	Quantum Corp.	5,700	10,089
*	Quest Software, Inc.	2,900	42,891
*	QuickLogic Corp.	900	1,377
*	Rackable Systems, Inc.	600	6,216
*	Radiant Systems, Inc.	900	8,208
*	RadiSys Corp.	900	9,963
*	RAE Systems, Inc.	2,000	4,020
*	Rambus, Inc.	900	15,831

30

*	Ramtron International Corp.	800	2,792
*	RealNetworks, Inc.	4,900	32,487
*	Red Hat, Inc.	800	16,800
	Relm Wireless Corp.	400	580
	Renaissance Learning, Inc.	400	5,076
*	RF Micro Devices, Inc.	8,363	32,448
	Richardson Electronics, Ltd.	500	3,355
*	RightNow Technologies, Inc.	400	5,996
*	Rimage Corp.	400	6,376
*	Rofin-Sinar Technologies, Inc.	800	32,336
*	Rogers Corp.	600	24,006
*	Rudolph Technologies, Inc.	800	6,752
*	Saba Software, Inc.	700	2,534
*	Safeguard Scientifics, Inc.	2,400	3,432
*	Salesforce.com, Inc.	500	28,010
*	Sandisk Corp.	3,200	46,272
*	Sapient Corp.	2,900	26,883
* #	SAVVIS, Inc.	200	3,176
*	ScanSource, Inc.	700	21,063
*	Scientific Learning Corp.	400	1,648
*	Seachange International, Inc.	400	3,432
*	Secure Computing Corp.	2,200	9,416
*	Semitool, Inc.	1,000	9,640
*	Semtech Corp.	2,900	42,891
*	SI International, Inc.	519	16,208
* #	Sigma Designs, Inc.	300	5,139
*	Silicon Image, Inc.	3,300	22,869
*	Silicon Laboratories, Inc.	1,200	40,452
*	Silicon Storage Technology, Inc.	4,045	13,227
*	Skyworks Solutions, Inc.	5,200	50,440
*	SM&A	500	1,655
* #	Smith Micro Software, Inc.	900	6,813
*	Soapstone Networks, Inc.	500	1,960
*	SoftBrands, Inc.	600	558
*	Sonic Solutions, Inc.	700	3,255
*	SonicWALL, Inc.	2,100	13,734
* #	Sonus Networks, Inc.	5,900	19,942
*	SourceForge, Inc.	1,700	2,312
*	Spectrum Control, Inc.	500	4,130
*	SPSS, Inc.	500	15,790
*	SRA International, Inc.	1,400	32,872
*	SRS Labs, Inc.	500	3,005
*	Standard Microsystems Corp.	800	23,376
	StarTek, Inc.	500	4,520
*	STEC, Inc.	1,100	11,143
*	Stratasys, Inc.	400	6,664
*	SumTotal Systems, Inc.	600	2,898
* #	Sun Microsystems, Inc.	2,675	24,075
*	Supertex, Inc.	400	11,880
*	SupportSoft, Inc.	1,800	6,282
*	Sybase, Inc.	2,000	68,820
*	Sycamore Networks, Inc.	9,200	32,200
*	Sykes Enterprises, Inc.	1,400	28,196
*	Symantec Corp.	8,100	180,711
*	Symmetricom, Inc.	1,000	4,920

31

* #	Synaptics, Inc.	500	26,170
*	SYNNEX Corp.	1,100	25,289
*	Synopsys, Inc.	3,500	75,355
	Syntel, Inc.	600	19,842
*	Take-Two Interactive Software, Inc.	2,100	52,647
*	Tech Data Corp.	2,600	88,764
	Technitrol, Inc.	1,400	22,134
*	TechTeam Global, Inc.	400	3,412
*	Tekelec	2,300	37,743
*	TeleCommunication Systems, Inc.	1,000	8,400
*	Tellabs, Inc.	20,200	105,242
*	Telular Corp.	600	1,668
*	Teradata Corp.	1,200	29,484
*	Teradyne, Inc.	4,500	41,985
*	Terremark Worldwide, Inc.	1,600	11,568
*	Tessera Technologies, Inc.	1,100	25,597
	Texas Instruments, Inc.	3,200	78,432
*	The Knot, Inc.	900	8,199
	TheStreet.com, Inc.	300	2,130
*	THQ, Inc.	1,300	19,916
*	TIBCO Software, Inc.	6,400	52,416
	Total System Services, Inc.	1,614	32,151
*	Transact Technologies, Inc.	400	4,900
*	Trimble Navigation, Ltd.	600	20,310
*	Triquint Semiconductor, Inc.	5,441	34,224
*	TTM Technologies, Inc.	1,700	20,366
*	Tumbleweed Communications Corp.	900	2,295
*	Tyler Technologies, Inc.	1,100	17,831
*	Ultimate Software Group, Inc.	300	8,412
*	Ultra Clean Holdings, Inc.	800	5,824
*	Ultratech, Inc.	900	13,365
*	Unisys Corp.	1,100	4,499
	United Online, Inc.	1,900	20,007
* #	Universal Display Corp.	400	5,672
*	ValueClick, Inc.	1,100	14,179
*	Varian Semiconductor Equipment Associates, Inc.	700	22,610
*	Veeco Instruments, Inc.	1,100	18,491
*	VeriFone Holdings, Inc.	300	6,048
*	VeriSign, Inc.	3,300	105,501
*	Viasat, Inc.	1,000	26,230
*	Vicon Industries, Inc.	200	1,085
*	Video Display Corp.	300	2,424
*	Virage Logic Corp.	700	4,620
*	Vishay Intertechnology, Inc.	6,300	56,007
*	Vocus, Inc.	200	7,130
* #	Vyyo, Inc.	400	68
*	Websense, Inc.	500	11,320
*	Website Pros, Inc.	1,100	6,644
*	Westell Technologies, Inc.	2,100	1,894
*	Western Digital Corp.	2,900	79,054
*	Wind River Systems, Inc.	2,500	27,625
*	Wireless Ronin Technologies, Inc.	300	1,140
*	Wireless Telecom Group, Inc.	900	1,035
*	Wright Express Corp.	400	11,900
	Xerox Corp.	9,200	128,156

32

	Xilinx, Inc.	1,000	25,980
* #	X-Rite, Inc.	1,000	4,020
*	Yahoo!, Inc.	3,000	58,140
*	Zebra Technologies Corp. Class A	1,500	46,830
*	ZILOG, Inc.	600	2,088
*	Zix Corp.	1,000	2,780
*	Zoran Corp.	1,600	14,240
Total Information Technology			13,365,443

Materials — (6.3%)
	A.M. Castle & Co.	700	14,056
*	AEP Industries, Inc.	200	3,726
	Air Products & Chemicals, Inc.	900	82,665
	Airgas, Inc.	1,900	112,556
	AK Steel Holding Corp.	400	21,044
	Albemarle Corp.	1,700	67,558
	Alcoa, Inc.	7,700	247,401
	Allegheny Technologies, Inc.	500	24,500
	AMCOL International Corp.	1,400	51,044
#	American Vanguard Corp.	800	11,872
	Aptargroup, Inc.	1,600	64,624
	Arch Chemicals, Inc.	700	25,690
	Ashland, Inc.	1,900	77,767
	Balchem Corp.	500	13,645
	Ball Corp.	500	22,960
	Bemis Co., Inc.	3,000	83,760
*	Brush Engineered Materials, Inc.	600	17,580
#	Cabot Corp.	1,000	27,670
#	Calgon Carbon Corp.	1,100	23,463
	Carpenter Technology Corp.	1,200	46,572
	Celanese Corp. Class A	700	26,992
*	Century Aluminum Co.	500	24,380
	CF Industries Holdings, Inc.	600	91,440
	Chemtura Corp.	7,600	50,084
	Cleveland-Cliffs, Inc.	1,800	182,196
* #	Coeur d’Alene Mines Corp.	9,000	16,110
	Commercial Metals Co.	3,500	91,105
	Compass Minerals International, Inc.	500	34,635
*	Core Molding Technologies, Inc.	300	2,160
*	Crown Holdings, Inc.	2,100	58,254
	Cytec Industries, Inc.	1,400	71,120
	Deltic Timber Corp.	600	36,804
	Dow Chemical Co.	8,300	283,279
	duPont (E.I.) de Nemours & Co., Inc.	3,700	164,428
	Eagle Materials, Inc.	2,100	64,113
	Eastman Chemical Co.	1,200	72,384
	Ecolab, Inc.	1,000	45,740
	Ferro Corp.	1,700	37,468
* #	Flotek Industries, Inc.	200	3,370
	FMC Corp.	1,400	102,956
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	232,232
	Friedman Industries, Inc.	300	2,820
*	General Moly, Inc.	600	4,092
	Georgia Gulf Corp.	700	2,359
	Gibraltar Industries, Inc.	600	12,906

33

*	Graphic Packaging Holding Co.	6,600	18,810
	Greif, Inc. Class A	600	41,466
	H.B. Fuller Co.	2,000	52,140
*	Headwaters, Inc.	1,500	23,085
* #	Hecla Mining Co.	2,700	18,954
	Hercules, Inc.	2,600	56,030
*	ICO, Inc.	400	2,316
	International Flavors & Fragrances, Inc.	300	12,063
	International Paper Co.	3,800	102,790
*	Ion Geophysical Corp.	2,300	37,076
	Kaiser Aluminum Corp.	1,100	59,466
	KMG Chemicals, Inc.	300	3,198
*	Landec Corp.	800	7,512
	Louisiana-Pacific Corp.	2,100	20,454
*	LSB Industries, Inc.	200	4,828
	Lubrizol Corp.	1,000	52,990
#	Martin Marietta Materials, Inc.	200	22,580
*	Material Sciences Corp.	400	3,040
	MeadWestavco Corp.	5,500	145,640
	Minerals Technologies, Inc.	700	45,976
	Monsanto Co.	1,200	137,100
	Nalco Holding Co.	3,200	73,184
*	Nanophase Technologies Corp.	300	531
#	NewMarket Corp.	600	40,764
	Newmont Mining Corp.	2,800	126,280
	NL Industries, Inc.	1,600	16,832
	Nucor Corp.	1,200	63,000
	Olin Corp.	2,100	56,511
	Olympic Steel, Inc.	300	14,283
*	OM Group, Inc.	900	33,390
*	OMNOVA Solutions, Inc.	1,400	4,046
*	Owens-Illinois, Inc.	700	31,220
	Packaging Corp. of America	2,400	61,800
*	Pactiv Corp.	2,100	56,427
*	Patriot Coal Corp.	180	10,793
	Penford Corp.	200	3,322
*	Peoplesupport, Inc.	900	10,935
*	PolyOne Corp.	3,100	25,451
	PPG Industries, Inc.	2,000	125,720
	Praxair, Inc.	600	53,904
	Quaker Chemical Corp.	300	8,880
*	Ready Mix, Inc.	200	920
	Reliance Steel & Aluminum Co.	1,800	102,618
	Rock-Tenn Co. Class A	1,100	40,348
*	Rockwood Holdings, Inc.	2,100	79,485
#	Rohm & Haas Co.	2,900	217,645
	Royal Gold, Inc.	800	27,768
	RPM International, Inc.	3,500	75,600
*	RTI International Metals, Inc.	700	23,667
	Schnitzer Steel Industries, Inc. Class A	600	41,046
	Schweitzer-Maudoit International, Inc.	500	9,480
	Scotts Miracle-Gro Co. Class A	500	13,370
	Sealed Air Corp.	2,400	58,152
	Sensient Technologies Corp.	1,600	46,736
	Silgan Holdings, Inc.	400	20,936

34

*	Smurfit-Stone Container Corp.	9,300	46,965
#	Southern Copper Corp.	1,800	45,954
	Steel Dynamics, Inc.	3,400	84,422
	Stepan Co.	300	17,649
*	Stillwater Mining Co.	2,800	20,860
	Temple-Inland, Inc.	1,500	25,065
	Terra Industries, Inc.	1,200	60,168
	Texas Industries, Inc.	1,000	52,670
	The Mosaic Co.	800	85,392
#	Titanium Metals Corp.	700	10,087
*	U.S. Concrete, Inc.	1,100	4,598
*	U.S. Gold Corp.	1,400	1,764
*	United States Lime & Minerals, Inc.	200	7,756
	United States Steel Corp.	1,600	212,912
*	Universal Stainless & Alloy Products, Inc.	200	7,230
	Valhi, Inc.	900	16,497
	Valspar Corp.	3,000	70,980
#	Vulcan Materials Co.	1,600	119,744
*	W.R. Grace & Co.	500	13,145
	Westlake Chemical Corp.	300	5,694
	Weyerhaeuser Co.	1,900	105,431
	Worthington Industries, Inc.	2,400	42,240
	Zep, Inc.	200	3,918
* #	Zoltek Companies, Inc.	500	8,515
Total Materials			6,265,794

Other — (0.0%)
* ●	DMRC Corp.	228	2,657

Telecommunication Services — (3.3%)
	Alaska Communications Systems Group, Inc.	900	9,468
*	American Tower Corp.	1,000	41,330
	Arbinet-thexchange, Inc.	900	3,501
	AT&T, Inc.	33,087	1,058,453
*	Cbeyond, Inc.	300	5,079
*	Centennial Communications Corp.	2,000	15,240
	CenturyTel, Inc.	2,400	92,712
*	Cincinnati Bell, Inc.	4,600	17,940
* #	Cogent Communications Group, Inc.	500	4,605
	Consolidated Communications Holdings, Inc.	800	12,088
*	Crown Castle International Corp.	4,800	179,520
	D&E Communications, Inc.	500	4,675
	Embarq Corp.	600	28,296
	FairPoint Communications, Inc.	1,611	14,257
* #	FiberTower Corp.	600	780
	Frontier Communications Corp.	4,800	60,336
*	General Communications, Inc. Class A	1,100	11,154
	Hickory Tech Corp.	250	1,755
	IDT Corp. Class B	1,200	1,860
	Iowa Telecommunications Services, Inc.	700	12,873
*	LCC International, Inc. Class A	1,000	590
* #	Leap Wireless International, Inc.	700	31,262
* #	Level 3 Communications, Inc.	2,800	9,604
*	NeuStar, Inc.	700	16,807
* #	Nextwave Wireless, Inc.	1,700	1,649

35

*	NII Holdings, Inc.	500	26,260
*	PAETEC Holding Corp.	1,200	3,960
*	Premiere Global Services, Inc.	1,600	24,192
#	Qwest Communications International, Inc.	7,800	29,484
*	SBA Communications Corp.	900	31,437
	Sprint Nextel Corp.	24,700	215,384
	SureWest Communications	400	4,756
*	Syniverse Holdings, Inc.	1,900	31,521
	Telephone & Data Systems, Inc.	1,600	61,440
	Telephone & Data Systems, Inc. Special Shares	400	14,940
*	tw Telecom, Inc.	1,200	18,408
*	United States Cellular Corp.	800	41,840
	Verizon Communications, Inc.	31,140	1,093,637
	Windstream Corp.	2,000	24,840
Total Telecommunication Services			3,257,933

Utilities — (3.3%)
*	AES Corp.	1,500	22,890
	AGL Resources, Inc.	1,400	46,284
	Allegheny Energy, Inc.	800	36,264
	ALLETE, Inc.	800	33,776
	Alliant Energy Corp.	400	13,980
	Ameren Corp.	900	37,674
	American Electric Power Co., Inc.	900	35,136
	American States Water Co.	300	11,853
	Aqua America, Inc.	1,500	27,435
	Artesian Resources Corp. Class A	200	3,490
	Atmos Energy Corp.	1,700	46,818
	Avista Corp.	1,000	22,300
	Black Hills Corp.	1,000	33,810
	California Water Service Group	400	15,716
	CenterPoint Energy, Inc.	1,600	25,408
	Central Vermont Public Service Corp.	200	4,860
	CH Energy Group, Inc.	500	19,900
	Chesapeake Utilities Corp.	160	4,845
	Cleco Corp.	1,700	42,857
	CMS Energy Corp.	2,500	33,925
	Connecticut Water Services, Inc.	200	5,342
	Consolidated Edison, Inc.	1,100	44,990
	Constellation Energy Group	400	26,684
	Dominion Resources, Inc.	1,200	52,236
	DPL, Inc.	900	22,338
	DTE Energy Co.	800	33,728
	Duke Energy Corp.	2,700	47,088
*	Dynegy, Inc.	2,000	11,920
	Edison International	700	32,144
*	El Paso Electric Co.	800	17,032
	Empire District Electric Co.	1,000	21,100
	Energen Corp.	600	33,504
	EnergySouth, Inc.	200	12,250
	Entergy Corp.	500	51,695
* #	Environmental Power Corp.	400	1,280
	Equitable Resources, Inc.	400	19,964
	Exelon Corp.	1,500	113,940
	FirstEnergy Corp.	700	50,848

36

	Florida Public Utilities Co.	200	2,610
	FPL Group, Inc.	900	54,054
	Great Plains Energy, Inc.	1,400	32,830
#	Hawaiian Electric Industries, Inc.	1,500	39,675
	IDACORP, Inc.	1,200	35,760
	Integrys Energy Group, Inc.	600	31,362
	ITC Holdings Corp.	1,000	56,010
	Laclede Group, Inc.	700	31,451
	MDU Resources Group, Inc.	800	26,432
	MGE Energy, Inc.	400	13,560
	Middlesex Water Co.	600	10,632
*	Mirant Corp.	1,800	53,244
	National Fuel Gas Co.	900	42,579
	New Jersey Resources Corp.	900	32,562
	Nicor, Inc.	400	18,356
	NiSource, Inc.	1,400	23,072
	Northeast Utilities, Inc.	700	18,823
	Northwest Natural Gas Co.	400	19,492
*	NRG Energy, Inc.	3,400	127,976
	NSTAR	2,000	67,680
	OGE Energy Corp.	1,700	57,290
	Oneok, Inc.	400	17,484
#	Ormat Technologies, Inc.	900	45,126
	Otter Tail Corp.	600	23,826
	Pepco Holdings, Inc.	800	20,280
	PG&E Corp.	800	33,064
#	Piedmont Natural Gas Co.	1,400	40,390
	Pinnacle West Capital Corp.	1,900	66,861
	PNM Resources, Inc.	800	9,432
	Portland General Electric Co.	1,900	48,678
	PPL Corp.	800	35,016
	Progress Energy, Inc.	1,100	48,048
	Public Service Enterprise Group, Inc.	6,600	269,082
	Puget Energy, Inc.	1,000	27,900
	Questar Corp.	2,300	119,347
*	Reliant Energy, Inc.	4,900	83,447
	SCANA Corp.	400	15,680
	Sempra Energy	600	34,752
	Sierra Pacific Resources	4,300	48,332
	SJW Corp.	600	16,722
	South Jersey Industries, Inc.	600	21,402
	Southern Co.	1,600	60,016
	Southern Union Co.	1,300	33,878
	Southwest Gas Corp.	1,000	30,350
	Southwest Water Co.	400	4,728
#	TECO Energy, Inc.	2,300	41,032
	UGI Corp.	1,200	33,000
	UIL Holdings Corp.	500	16,300
	Unisource Energy Corp.	300	9,639
	Vectren Corp.	800	22,192
	Westar Energy, Inc.	1,800	40,770
	WGL Holdings, Inc.	900	28,980
	Wisconsin Energy Corp.	400	18,708
	Xcel Energy, Inc.	1,700	34,867
	York Water Co.	160	2,256
Total Utilities			3,314,339

TOTAL COMMON STOCKS			90,817,823

37

		Shares	Value †

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	430,197	$430,197

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (8.7%)
§ @	DFA Short Term Investment Fund LP	$7,787	7,786,754

@	Repurchase Agreement, Deutsche Bank Securities 0.00%, (Collateralized by $3,307,408 FNMA 4.888%(r), 07/01/33 & 5.000%, 04/01/38, valued at $884,177) to be repurchased at $858,628	858	858,424

TOTAL SECURITIES LENDING COLLATERAL			8,645,178

TOTAL INVESTMENTS - (100.0%)
(Cost $111,109,485) ##			$99,893,198

38

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
#	ABB Grain, Ltd.	3,743	$26,378
	Adelaide Brighton, Ltd.	5,642	17,439
	Amalgamated Holdings, Ltd.	3,485	14,040
	Amcor, Ltd.	14,382	67,501
	AMP, Ltd.	3,723	22,041
	APA Group	3,693	11,479
#	APN News & Media, Ltd.	4,763	13,481
*	Aquila Resources, Ltd.	2,004	27,779
	ASX, Ltd.	1,133	33,993
*	Austar United Communications, Ltd.	13,491	13,593
	Australia & New Zealand Banking Group, Ltd.	11,741	165,332
	Australian Infrastructure Fund	6,885	15,563
*	Australian Worldwide Exploration, Ltd.	11,677	34,864
	Automotive Holdings Group, Ltd.	5,863	9,574
	AXA Asia Pacific Holdings, Ltd.	6,839	30,160
#	Babcock & Brown Infrastructure Group	21,365	9,904
	Babcock & Brown, Ltd.	770	1,606
#	Bank of Queensland, Ltd.	1,748	23,629
	Beach Petroleum, Ltd.	17,193	16,851
	Becton Property Group	2,828	1,811
#	Bendigo Bank, Ltd.	1,995	19,636
#	BHP Billiton, Ltd. Sponsored ADR	2,200	155,122
	Billabong International, Ltd.	4,103	44,902
	BlueScope Steel, Ltd.	11,996	94,325
#	Boral, Ltd.	16,838	92,510
#	Bradken, Ltd.	1,553	14,553
	Brambles, Ltd.	2,733	17,932
	Brickworks, Ltd.	1,710	17,423
#	Caltex Australia, Ltd.	1,390	14,868
	Campbell Brothers, Ltd.	811	24,352
*	CBH Resources, Ltd. (CH4215813)	5,494	—
# *	CBH Resources, Ltd. (6727905)	52,266	4,668
*	CBH Resources, Ltd. (B2QTVZ6)	5,494	—
#	Centennial Coal Co., Ltd.	7,210	35,118
#	Challenger Financial Services Group, Ltd.	9,885	22,839
	Charter Hall Group	8,224	6,221
	Coca-Cola Amatil, Ltd.	3,099	22,635
	Commonwealth Bank of Australia	9,610	345,856
	Computershare, Ltd.	4,842	37,311
	ConnectEast Group	29,273	20,456
	Crane Group, Ltd.	869	10,300

1

	CSR, Ltd.	26,607	60,378
#	David Jones, Ltd.	10,515	38,950
	Downer EDI, Ltd.	5,185	32,803
#	DUET Group	10,611	27,074
#	Energy Developments, Ltd.	7,449	18,766
*	Energy World Corp., Ltd.	12,801	10,417
	Envestra, Ltd.	23,060	13,783
#	Fairfax Media, Ltd.	19,343	46,513
#	FKP Property Group	4,015	15,373
	Flight Centre, Ltd.	646	10,517
#	Futuris Corp., Ltd.	21,205	25,004
	Goodman Fielder, Ltd.	18,379	23,174
# *	Graincorp, Ltd. Series A	1,422	10,678
	GUD Holdings, Ltd.	1,756	10,029
#	GWA International, Ltd.	5,375	13,055
#	Hills Industries, Ltd.	4,114	14,947
#	Iluka Resources, Ltd.	6,256	23,849
	Incitec Pivot, Ltd.	276	37,548
	Insurance Australia Group, Ltd.	28,589	96,640
#	IOOF Holdings, Ltd.	2,294	10,643
#	Iress Market Technology, Ltd.	2,664	14,569
	JB Hi-Fi, Ltd.	833	9,818
#	Just Group, Ltd.	5,060	14,825
#	Leighton Holdings, Ltd.	364	14,364
*	Lihir Gold, Ltd.	7,425	15,055
	MacArthur Coal, Ltd.	1,424	16,268
#	MacMahon Holdings, Ltd.	18,668	27,930
#	Macquarie Communications Infrastructure Group	5,436	13,874
#	Macquarie Group, Ltd.	1,646	61,036
#	Macquarie Media Group, Ltd.	5,110	15,499
	Metcash, Ltd.	18,821	63,337
#	Minara Resources, Ltd.	5,762	7,610
	Mincor Resources NL	4,393	7,084
#	Monadelphous Group, Ltd.	1,313	18,388
*	Mount Gibson Iron, Ltd.	8,762	17,933
# *	Murchison Metals, Ltd.	4,058	7,662
	National Australia Bank, Ltd.	14,552	301,956
	Navitas, Ltd.	4,902	10,006
	New Hope Corp., Ltd.	7,888	31,443
# *	Nexus Energy, Ltd.	18,680	22,068
	Nufarm, Ltd.	1,908	26,980
	Oil Search, Ltd.	13,130	67,081
	Onesteel, Ltd.	10,269	59,998
	Orica, Ltd.	2,651	56,146
	Origin Energy, Ltd.	14,029	193,529
	OZ Minerals, Ltd.	19,498	29,029
#	Pacific Brands, Ltd.	8,831	16,766
# *	Paladin Energy, Ltd.	5,036	24,846
	Panoramic Resources, Ltd.	3,668	6,837
	Peet, Ltd.	5,863	12,326
#	Perpetual Trustees Australia, Ltd.	313	11,953
	PMP, Ltd.	15,111	16,097

2

*	Portman, Ltd.	1,013	16,172
	Programmed Maintenance Service, Ltd.	5,281	17,645
	Qantas Airways, Ltd.	5,884	16,939
	QBE Insurance Group, Ltd.	1,814	36,893
	Reece Australia, Ltd.	772	13,230
	Rio Tinto, Ltd.	592	64,187
*	Riversdale Mining, Ltd.	2,941	26,060
# *	Roc Oil Co., Ltd.	9,402	9,556
	SAI Global, Ltd.	7,415	19,376
#	Salmat, Ltd.	4,935	14,314
	Santos, Ltd.	3,845	65,775
#	Seven Network, Ltd.	3,972	26,578
*	Silex System, Ltd.	1,612	9,877
	Sims Group, Ltd.	1,869	54,788
	Spark Infrastructure Group	6,940	9,194
#	Spotless Group, Ltd.	7,058	21,916
#	St. George Bank, Ltd.	3,826	98,670
	Straits Resources, Ltd.	6,014	28,376
	Sunland Group, Ltd.	7,830	16,034
	Telstra Corp., Ltd.	7,576	28,123
	Ten Network Holdings, Ltd.	7,156	10,318
#	Timbercorp, Ltd.	18,802	13,639
	Toll Holdings, Ltd.	5,795	34,311
	Tower Australia Group, Ltd.	10,174	25,850
#	Transfield Services, Ltd.	2,392	17,195
#	United Group, Ltd.	2,473	29,026
	Village Roadshow, Ltd.	4,000	5,831
#	Virgin Blue Holdings, Ltd.	22,073	10,826
	Washington H. Soul Pattinson & Co., Ltd.	3,688	35,411
	West Australian Newspapers Holdings, Ltd.	1,342	10,426
	Westpac Banking Corp. Sponsored ADR	1,800	179,784
	WHK Group, Ltd.	9,975	9,343
	Woodside Petroleum, Ltd.	619	33,248
TOTAL COMMON STOCKS			4,319,410

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Rights 06/30/10	1,719	146
*	Leighton Holdings, Ltd. Rights 09/11/08	26	249
TOTAL RIGHTS/WARRANTS			395

TOTAL — AUSTRALIA			4,319,805

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
#	Agrana Beteiligungs AG	195	15,296
	Andritz AG	334	20,483
*	A-TEC Industries AG	116	10,633
# *	Austrian Airlines AG	769	6,744
	Erste Group Bank AG	2,404	143,663
	Oesterreichische Post AG	380	15,016
	OMV AG	2,668	170,929

3

*	RHI AG	422	19,116
	Schoeller-Bleckmann Oilfield Equipment AG	121	10,052
	Voestalpine AG	693	37,513
	Wienerberger AG	1,340	35,164
TOTAL — AUSTRIA			484,609

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & Van Haaren	319	31,617
	Banque Nationale de Belgique	6	26,389
	Barco NV	411	19,192
	Bekaert SA	358	62,429
	Compagnie d’Entreprises CFE	220	23,088
#	Compagnie Maritime Belge SA	293	15,589
#	Delhaize Group Sponsored ADR	1,400	89,782
#	Dexia SA	8,512	120,295
	D’Ieteren NV SA	72	18,115
	Elia System Operator SA NV	591	22,789
	Euronav SA	852	36,043
#	Exmar NV	649	17,096
	Fortis	2,598	35,973
	KBC Groep NV	1,299	123,416
	Tessenderlo Chemie NV	868	47,996
	Umicore	1,145	50,175
TOTAL — BELGIUM			739,984

CANADA — (8.0%)
COMMON STOCKS — (8.0%)
*	Aastra Technologies, Ltd.	600	8,747
*	Absolute Software Corp.	500	6,263
	Addax Petroleum Corp.	500	19,104
	Aecon Group, Inc.	700	11,043
	AGF Management, Ltd. Class B	921	21,225
	Agnico Eagle Mines, Ltd.	802	46,037
	Agrium, Inc.	400	33,833
*	Alamos Gold, Inc.	1,800	10,426
*	Alexco Resource Corp.	3,400	8,742
#	Alimentation Couche-Taro, Inc. Class B	2,000	24,487
*	Allen-Vanguard Corp.	3,700	3,938
	Amerigo Resources, Ltd.	6,500	9,121
*	Antrim Energy, Inc.	3,100	8,204
*	Anvil Mining, Ltd.	1,500	10,242
	Astral Media, Inc. Class A	300	9,392
# *	Aurelian Resources, Inc.	1,200	6,837
# *	Aurora Energy Resources, Inc.	400	859
# *	Ballard Power Systems, Inc.	2,600	12,047
#	Bank of Montreal	4,535	198,732
	Bank of Nova Scotia	4,600	212,498
	Barrick Gold Corp.	3,500	121,798
*	Birchcliff Energy, Ltd.	900	10,824

4

	Bombardier, Inc. Class B	7,800	60,605
*	Bow Valley Energy, Ltd.	2,400	10,149
*	Breakwater Resources, Ltd.	5,400	1,729
	CAE, Inc.	3,715	39,186
	Cameco Corp.	1,400	42,113
	Canaccord Capital, Inc.	1,100	9,531
	Canada Bread Co., Ltd.	400	22,603
*	Canadian Hydro Developers, Inc.	4,700	20,671
	Canadian Imperial Bank of Commerce	1,100	66,479
#	Canadian National Railway Co.	3,400	178,390
	Canadian National Resources, Ltd.	1,600	136,583
	Canadian Pacific Railway, Ltd.	1,200	73,212
*	Canadian Royalties, Inc.	5,200	4,750
*	Canadian Superior Energy, Inc.	2,400	9,199
	Canadian Tire Corp. Class A	700	35,580
	Canadian Utilities, Ltd. Class A	500	20,296
#	Canadian Western Bank	1,200	27,011
	Canam Group, Inc. Class A	1,300	11,460
*	Canfor Corp.	830	8,489
# *	CanWest Global Communications Corp.	4,700	13,412
	Cascades, Inc.	2,400	15,800
# *	Catalyst Paper Corp.	11,600	13,219
	CCL Industries, Inc. Class B	300	9,931
*	Celestica, Inc.	5,200	44,027
*	Celtic Exploration, Ltd.	700	10,449
*	CGI Group, Inc.	2,700	29,472
	CHC Helicopter Corp. Class A	300	8,600
	Clarke, Inc.	1,100	7,252
	Cogeco Cable, Inc.	200	8,288
*	Compton Petroleum Corp.	1,500	12,771
# *	Connacher Oil & Gas, Ltd.	5,200	20,079
*	Corridor Resources, Inc.	500	2,731
	Corus Entertainment, Inc. Class B	1,000	18,393
# *	Crew Energy, Inc.	1,200	16,952
# *	Crystallex International Corp.	9,200	12,044
# *	Denison Mines Corp.	2,000	11,320
*	Domtar Corp.	3,200	18,293
	Dorel Industries, Inc. Class B	500	15,912
*	Dundee Precious Metals, Inc.	2,800	14,504
*	Eastern Platinum, Ltd.	16,800	24,841
*	Eldorado Gold Corp.	5,100	40,539
	Empire Co., Ltd. Class A	700	30,768
#	Enbridge, Inc.	2,995	125,605
	EnCana Corp.	3,600	270,593
	Ensign Energy Services, Inc.	2,400	54,044
	Equitable Group, Inc.	500	9,941
*	Euro Goldfields, Ltd.	3,700	14,775
*	Fairborne Energy, Ltd.	1,000	12,790
#	Fairfax Financial Holdings, Inc.	500	109,719
	Finning International, Inc.	600	13,652
	First Quantum Minerals, Ltd.	300	19,354
*	Flint Energy Services, Ltd.	400	6,608

5

*	FNX Mining Co., Inc.	700	10,218
	Fortis, Inc.	900	22,106
	Forzani Group, Ltd. Class A	1,300	17,141
# *	Fronteer Development Group, Inc.	1,000	3,447
*	Frontera Copper Corp.	3,700	7,318
*	Galleon Energy, Inc. Class A	1,500	19,975
*	GBS Gold International, Inc.	6,800	1,345
#	George Weston, Ltd.	800	35,510
#	Gerdau Ameristeel Corp.	1,500	21,190
*	Gildan Activewear, Inc.	500	11,735
*	Gold Eagle Mines, Ltd.	1,000	11,349
	Goldcorp, Inc.	6,400	217,713
# *	Golden Star Resources, Ltd.	8,100	12,129
*	Great Basin Gold, Ltd.	5,600	14,451
#	Great West Lifeco, Inc.	500	15,116
	Harry Winston Diamond Corp.	500	9,795
*	High River Gold Mines, Ltd.	10,000	6,498
*	Highpine Oil & Gas, Ltd.	2,000	25,617
	Home Capital Group, Inc.	400	13,016
*	HudBay Minerals, Inc.	1,100	11,126
#	Husky Energy, Inc.	500	22,104
	IAMGOLD Corp.	7,600	50,104
	IGM Financial, Inc.	800	33,445
*	Imperial Metals Corp.	1,200	8,589
	Imperial Oil, Ltd.	600	30,859
	Industrial Alliance Insurance & Financial Services, Inc.	2,200	76,559
	ING Canada, Inc.	500	18,836
	Inmet Mining Corp.	600	36,137
*	Intermap Technologies, Ltd.	1,800	8,052
*	International Forest Products, Ltd. Series A	2,000	10,077
	International Royalty Corp.	2,100	6,626
*	Ivanhoe Energy, Inc.	3,900	8,705
*	Ivanhoe Mines, Ltd.	1,500	16,882
	Kingsway Financial Services, Inc.	1,700	15,050
	Kinross Gold Corp.	3,800	62,629
# *	Kirkland Lake Gold, Inc.	500	3,494
	Laurentian Bank of Canada	400	15,144
	Leon’s Furniture, Ltd.	400	4,502
	Linamar Corp.	1,500	16,684
	Loblaw Companies, Ltd.	1,300	37,085
*	Lundin Mining Corp.	5,200	24,878
*	MacDonald Dettweiler & Associates, Ltd.	500	14,056
	Magna International, Inc. Class A	1,900	109,118
*	Major Drilling Group International, Inc.	300	12,149
	Manitoba Telecom Services, Inc.	500	19,636
#	Manulife Financial Corp.	10,200	366,097
	Maple Leaf Foods, Inc.	2,300	18,954
*	Martinrea International, Inc.	3,400	23,375
*	MAXIM Power Corp.	1,600	7,760
*	Mega Uranium, Ltd.	1,500	2,303
	Methanex Corp.	2,600	66,065
	Metro, Inc. Class A	2,600	72,236

6

#	National Bank of Canada	2,500	117,772
	Nexen, Inc.	1,806	56,605
	Niko Resources, Ltd.	200	14,522
#	Norbord, Inc.	3,300	14,607
*	Nortel Networks Corp.	2,500	15,116
# *	North American Palladium, Ltd.	2,000	8,476
	Northbridge Financial Corp.	600	16,161
*	Northgate Minerals Corp.	6,600	10,256
#	Nova Chemicals Corp.	700	20,305
*	Nuvista Energy, Ltd.	600	8,476
# *	Open Text Corp.	1,100	39,108
*	OPTI Canada, Inc.	1,100	19,943
*	Pan Amer Silver Corp.	500	13,421
*	Paramount Resources, Ltd. Class A	1,200	17,382
*	Parkbridge Lifestyles Communities, Inc.	300	1,526
	Pason Systems, Inc.	300	4,374
*	Petrobank Energy & Resources, Ltd.	500	22,085
	Petro-Canada	2,300	101,700
	Potash Corp. of Saskatchewan, Inc.	300	52,202
#	Power Corp. of Canada, Ltd.	1,700	52,643
#	Power Financial Corp.	800	26,092
*	ProEx Energy, Ltd.	500	9,559
# *	Quadra Mining, Ltd.	1,100	17,560
# *	Quebecor World, Inc.	1,500	155
	Quebecor, Inc. Class B	1,200	32,017
	Quest Capital Corp.	7,300	11,825
	Reitmans Canada, Ltd.	500	7,699
*	Research In Motion, Ltd.	600	73,104
#	Rogers Communications, Inc. Class B	600	21,744
*	RONA, Inc.	3,000	38,143
#	Royal Bank of Canada	3,051	140,079
#	Russel Metals, Inc.	1,700	49,168
	Saputo, Inc.	800	20,765
*	Saskatchewan Wheat Pool, Inc.	1,500	17,306
	Savanna Energy Services Corp.	1,200	22,671
*	Saxon Energy Services, Inc.	3,900	25,711
*	SEMAFO, Inc.	7,800	9,623
	ShawCor, Ltd.	1,000	27,774
	Sherritt International Corp.	3,700	33,278
*	Shore Gold, Inc.	5,600	7,858
# *	Sierra Wireless, Inc.	900	11,511
*	Silver Standard Resources, Inc.	400	10,160
*	Silver Wheaton Corp.	1,300	15,059
*	Sino-Forest Corp.	1,300	24,487
	SNC-Lavalin Group, Inc.	600	29,949
*	Stantec, Inc.	500	14,457
#	Sun Life Financial, Inc.	4,300	165,836
	Suncor Energy, Inc.	1,803	103,242
# *	SunOpta, Inc.	300	1,978
#	Talisman Energy, Inc.	4,400	77,781
#	Teck Cominco Class B	3,400	142,046
	Telus Corp.	400	16,067

7

*	Tesco Corp.	700	23,779
#	The Thomson Corp.	1,600	53,871
*	Thompson Creek Metals Company, Inc.	1,300	20,385
	Toromont Industries, Ltd.	600	18,365
	Toronto Dominion Bank	5,100	298,421
#	Torstar Corp. Class B	500	7,205
#	Transalta Corp.	1,200	41,985
#	TransCanada Corp.	3,229	122,464
	Transcontinental, Inc. Class A	1,600	24,863
	Trican Well Service, Ltd.	2,600	52,500
*	UEX Corp.	300	876
	Uni-Select, Inc.	300	6,781
# *	Uranium One, Inc.	7,700	32,996
# *	Uranium Participation Corp.	1,700	13,833
*	UTS Energy Corp.	4,700	18,148
*	Vector Aerospace Corp.	700	4,252
*	Wesdome Gold Mines, Ltd.	8,700	7,620
#	West Fraser Timber Co., Ltd.	1,200	44,302
	Western Financial Group, Inc.	3,000	9,437
	Winpak, Ltd.	1,142	4,894
*	Xantrex Technology, Inc.	1,100	15,436
	Yamana Gold, Inc.	3,700	40,178
TOTAL — CANADA			6,988,073

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	A P Moller - Maersk A.S.	8	89,502
#	Aktieselskabet Roskilde Bank A.S.	170	33
*	Alm. Brand A.S.	300	9,365
	Auriga Industries A.S. Series B	600	22,572
	Dampskibsselskabet Torm A.S. ADR	500	17,250
	Danske Bank A.S.	3,545	99,755
	De Sammenslut Vogmaend	1,928	37,260
	East Asiatic Co., Ltd. A.S.	400	24,195
	FLSmidth & Co. A.S.	300	24,053
*	Greentech Energy Systems A.S.	900	11,933
*	Jyske Bank A.S.	1,450	81,193
	NKT Holding A.S.	350	19,860
#	Novozymes A.S. Series B	150	15,063
	Ringkjoebing Landbobank Aktieselskab	50	6,070
#	Rockwool International A.S.	60	5,816
	Schouw & Co.	300	9,991
	SimCorp A.S.	60	8,827
	Sydbank A.S.	1,000	32,583
*	Topdanmark A.S.	292	43,067
#	Trygvesta A.S.	700	47,529
*	Vestas Wind Systems A.S.	350	47,493
	Vestjysk Bank A.S.	250	9,718
TOTAL — DENMARK			663,128

8

FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
#	Alma Media	1,213	16,005
#	Amer Sports Oyj Series A	1,228	16,536
#	Cramo Oyj	564	6,812
	Elisa Oyj	2,250	47,997
	Fortum Oyj	2,195	90,096
	KCI Konecranes Oyj	758	25,019
#	Kemira Oyj	1,641	20,510
	Kesko Oyj	804	24,767
	Kone Oyj Series B	1,324	41,006
#	Lassila & Tikanoja Oyj	596	13,496
	Metso Corp. Oyj	1,226	47,649
	Metso Corp. Sponsored ADR	700	27,506
	Neste Oil Oyj	3,249	77,472
	Nokia Oyj Sponsored ADR	5,300	133,401
	Outokumpu Oyj Series A	1,917	45,904
	Pohjola Bank P.L.C.	2,670	43,091
	Poyry Oyj	726	17,618
	Raisio P.L.C.	7,337	18,617
	Ramirent Oyj	1,350	9,384
	Rautaruukki Oyj Series K	1,270	43,077
	Sampo Oyj	7,090	178,366
#	SanomaWSOY Oyj	2,100	41,676
#	Stockmann Oyj Abp Series B	646	18,211
	Stora Enso Oyj Sponsored ADR	9,200	92,917
#	UPM-Kymmene Oyj Sponsored ADR	8,400	144,693
#	Uponor Oyj Series A	782	10,752
	Wartsila Corp. Oyj Series B	563	32,333
	YIT Oyj	1,040	16,177
TOTAL — FINLAND			1,301,088

FRANCE — (6.5%)
COMMON STOCKS — (6.5%)
	Accor SA	833	55,087
	Air France-KLM	3,446	82,907
	Air Liquide SA	763	92,674
	Alstom SA	858	87,158
*	Alten	785	30,444
*	Altran Technologies SA	3,293	28,766
*	Aryzta AG	324	16,860
	Atos Origin SA	840	45,144
	AXA SA Sponsored ADR	3,000	95,730
	BNP Paribas SA	4,407	395,331
	Bongrain SA	259	20,870
#	Bourbon SA	612	34,868
	Bouygues SA	921	55,510
	Capgemini SA	1,760	103,911
	Carrefour SA	1,384	73,158
	Casino Guichard Perrachon SA	479	46,939
	Cegid Group	257	6,302

9

	Ciments Francais SA	162	22,327
	Clarins SA	361	29,341
	CNP Assurances	713	85,584
	Compagnie de Saint-Gobain	3,701	226,116
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,100	45,210
	Compagnie Generale des Establissements Michelin Series B	1,448	93,859
	Credit Agricole SA	6,658	141,154
	Esso Ste Anonyme Francaise	76	15,255
	Establissements Maurel et Prom	1,758	36,339
	Euler Hermes SA	231	18,487
#	European Aeronautic Defence & Space Co.	5,210	116,634
# *	Faurecia SA	180	6,833
	Fimalac SA	481	37,578
	France Telecom SA Sponsored ADR	10,900	320,678
	Groupe Danone	759	52,907
	Groupe Steria SCA	727	19,533
	Guyenne et Gascogne SA	100	11,929
	Havas SA	7,086	27,469
	Imerys SA	792	50,723
	IMS International Metal Service SA	418	9,424
	Ipsos SA	330	11,095
#	JC Decaux SA	1,124	24,892
	Lafarge SA	439	52,960
	Lafarge SA Sponsored ADR	5,400	164,211
	Lagardere S.C.A.	2,077	115,942
	Legrand SA	952	24,338
	L’Oreal SA	528	52,409
	M6 Metropole Television	1,252	27,879
	Natixis	1,102	9,257
	Neopost SA	392	40,868
	Nexans SA	667	84,049
	Orco Property Group	176	6,568
#	PagesJaunes SA	1,400	20,028
	Peugeot SA	2,150	102,150
	Plastic Omnium SA	372	11,063
	PPR SA	1,001	116,405
	Publicis Groupe ADR	1,400	47,262
	Rallye SA	349	15,853
	Renault SA	1,510	126,090
	Rhodia SA	779	15,148
	Rubis SA	172	13,740
#	Safran SA	3,705	65,844
	Schneider Electric SA	1,382	138,917
	SCOR SE	3,266	75,244
	SEB SA	375	20,349
	Societe BIC SA	468	28,236
	Societe Generale Paris	3,741	360,866
	Societe Television Francaise 1	1,498	26,027
#	Somfy SA	74	16,804
	Sperian Protection	139	16,736
	STEF-TFE	282	17,367

10

	Technip SA ADR	1,700	140,534
	Teleperformance SA	805	28,750
	Thales SA	366	20,628
*	Thomson	5,156	23,919
	Total SA Sponsored ADR	4,900	352,212
*	UbiSoft Entertainment SA	359	33,488
	Valeo SA	1,428	50,917
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	138	38,390
	Veolia Environnement SA ADR	600	32,310
	Vilmorin et Cie SA	139	21,173
	Vinci SA	1,619	91,935
	Vivendi SA	7,662	296,006
#	Wendel	482	53,144
#	Zodiac SA	567	28,432
TOTAL — FRANCE			5,699,474

GERMANY — (6.6%)
COMMON STOCKS — (6.6%)
#	Aareal Bank AG	716	17,165
	Adidas-Salomon AG	795	46,541
	Allianz SE	3,352	558,798
	Altana AG	1,165	18,568
	AMB Generali Holding AG	221	37,306
	BASF AG	3,902	225,180
	Bayerische Motoren Werke AG	2,461	100,680
	Beiersdorf AG	364	21,190
	Bilfinger Berger AG	980	68,783
	Comdirect Bank AG	1,445	14,898
	Commerzbank AG	5,660	166,288
#	Continental AG	603	65,372
	Daimler AG	1,406	81,956
	Daimler AG Sponsored ADR	4,400	256,872
	Deutsche Bank AG	762	64,714
	Deutsche Bank AG ADR	3,300	280,071
	Deutsche Boerse AG	826	77,422
	Deutsche Lufthansa AG	2,937	63,067
	Deutsche Post AG	4,914	115,086
	Deutsche Postbank AG	608	39,634
	Deutsche Telekom AG	21,052	346,730
	Douglas Holding AG	434	19,240
	E.ON AG	1,188	69,257
#	E.ON AG Sponsored ADR	8,830	517,140
# *	EM. Sports Media AG	1,695	6,117
	Epcos AG Sponsored ADR	1,100	28,649
#	Fraport AG	799	51,388
	Fuchs Petrolub AG	205	17,223
	GEA Group AG	911	28,623
	Grenkeleasing AG	598	19,962
	Hannover Rueckversicherung AG	1,501	63,670
#	Heidelberger Druckmaschinen AG	1,470	29,965

11

	Heidelberger Zement AG	179	20,044
	Henkel KGAA	615	21,490
	Hochtief AG	402	33,839
	Hypo Real Estate Holding AG	1,367	32,909
	Indus Holding AG	565	15,530
*	Infineon Technologies AG	14,438	123,286
	K&S AG	820	98,964
	Kontron AG	1,112	14,169
	Kuka AG	447	10,361
	Lanxess AG	2,174	83,372
	Leoni AG	483	21,457
	Linde AG	1,555	195,117
	MAN AG	466	45,504
#	Medion AG	754	13,044
	Metro AG	443	24,628
	MTU Aero Engines Holding AG	429	14,875
	Munchener Rueckversicherungs-Gesellschaft AG	1,571	243,909
	Norddeutsche Affinerie AG	881	40,597
*	Pfeiffer Vacuum Technology AG Sponsored ADR	200	17,673
#	Pfleiderer AG	1,233	18,499
# *	Premiere AG	1,554	28,558
	Rheinmetall AG	925	58,827
	RWE AG (Neu) Series A	890	95,851
	Salzgitter AG	376	57,577
	SAP AG Sponsored ADR	1,200	67,296
*	SGL Carbon AG	498	29,887
	Siemens AG Sponsored ADR	1,700	184,960
*	Singulus Technologies AG	1,966	19,467
	ThyssenKrupp AG	2,526	125,766
#	TUI AG	4,500	89,429
	United Internet AG	1,164	16,906
	Volkswagen AG	1,027	306,696
	Wacker Chemie AG	83	15,179
	Wincor Nixdorf AG	382	27,972
TOTAL — GERMANY			5,731,193

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
	Agricultural Bank of Greece S.A.	3,182	11,037
	Alapis Holdings Industrial & Commercial S.A.	16,716	41,704
	Alpha Bank A.E.	6,343	161,403
	Aspis Bank S.A.	2,970	8,006
	Bank of Greece	281	25,836
	Coca-Cola Hellenic Bottling Co. S.A. ADR	750	18,645
	EFG Eurobank Ergasias S.A.	3,363	67,652
	Ellaktor S.A.	2,126	20,851
	Fourlis Holdings S.A.	501	10,607
	Frigoglass S.A.	562	10,375
	GEK Group of Cos S.A.	1,957	19,654
*	Geniki Bank	1,672	8,776
	Greek Postal Savings Bank	1,503	20,182

12

	Halkor S.A.	3,691	8,406
	Hellenic Petroleum S.A.	2,973	37,354
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	13,832
	Metka S.A.	797	14,798
	Michaniki S.A.	2,081	9,244
	Mytilineos Holdings S.A.	849	9,765
	National Bank of Greece S.A. ADR	25,584	225,395
	Nirefs Acquaculture S.A.	2,998	7,858
	Piraeus Bank S.A.	1,377	37,114
	Public Power Corp.	802	20,212
	Viohalco S.A.	1,602	13,116
TOTAL — GREECE			821,822

HONG KONG — (1.9%)
COMMON STOCKS — (1.9%)
	Allied Group, Ltd.	6,000	20,075
	Allied Properties, Ltd.	44,000	7,177
*	Associated International Hotels	6,000	13,129
	Bank of East Asia, Ltd.	5,827	23,034
	Cafe de Coral Holdings, Ltd.	10,000	19,223
	Cathay Pacific Airways, Ltd.	12,000	22,253
	Cheung Kong Holdings, Ltd.	9,000	127,926
	Cheung Kong Infrastructure Holdings, Ltd.	7,000	30,359
*	China Grand Forestry Green Resources Group, Ltd.	98,000	7,838
*	China Zenith Chemical Group, Ltd.	180,000	10,183
	Chong Hing Bank, Ltd.	8,000	19,411
	Chuang’s Consortium International, Ltd.	92,000	7,472
	CLP Holdings, Ltd.	5,000	40,562
	Coastal Greenland, Ltd.	92,000	4,949
	Dah Sing Financial Holdings, Ltd.	3,600	22,059
	Daphne International Holdings, Ltd.	14,000	7,032
#	Far East Consortium	37,000	8,063
	First Pacific Co., Ltd.	28,000	17,283
*	Foxconn International Holdings, Ltd.	8,000	5,937
	Giordano International, Ltd.	44,000	15,965
*	Global Green Tech Group, Ltd.	76,000	8,498
	Great Eagle Holdings, Ltd.	11,160	30,916
	Hang Lung Group, Ltd.	8,000	34,078
	Hang Lung Properties, Ltd.	6,000	18,992
	Henderson Land Development Co., Ltd.	10,000	60,280
	Hong Kong and Shanghai Hotels, Ltd.	11,096	15,809
	Hong Kong Electric Holdings, Ltd.	3,500	22,222
	Hopewell Holdings, Ltd.	17,000	64,778
*	Hutchison Telecommunications International, Ltd.	15,000	18,720
	Johnson Electric Holdings, Ltd.	37,500	15,194
	Kingboard Chemical Holdings, Ltd.	14,500	65,250
	Kowloon Development Co., Ltd.	10,000	15,441
	Lee & Man Paper Manufacturing, Ltd.	6,000	5,992
	Lifestyle International Holdings, Ltd.	10,000	12,712
#	Luks Industrial Group, Ltd.	16,000	7,215

13

*	Matsunichi Communications Holdings, Ltd.	24,000	17,221
	Melco International Development, Ltd.	18,000	10,656
# *	Mongolia Energy Corp., Ltd.	25,000	23,092
	MTR Corp., Ltd.	14,607	47,027
*	Nan Hai Corp., Ltd.	1,600,000	11,409
#	New World China Land, Ltd.	37,600	13,810
	New World Development Co., Ltd.	25,489	38,686
	NWS Holdings, Ltd.	13,467	29,734
	Oriental Press Group	64,000	8,242
	Pacific Basin Shipping, Ltd.	14,000	18,979
	PCCW, Ltd.	34,000	21,272
	PYI Corp., Ltd.	46,000	4,467
	Regal Hotels International Holdings, Ltd.	246,000	9,418
*	Shanghai Zenghai Property, Ltd.	385,000	7,714
	Shangri-La Asia, Ltd.	10,000	19,202
	Shun Tak Holdings, Ltd.	20,000	11,640
	Sino Land Co., Ltd.	12,066	21,121
	Smartone Telecommunications Holdings, Ltd.	10,500	9,780
	Solomon Systech International, Ltd.	64,000	1,975
	Sun Hung Kai & Co., Ltd.	32,000	24,183
	Sun Hung Kai Properties, Ltd.	9,000	122,719
	Tai Cheung Holdings	23,000	10,547
*	Tak Shun Technology Group, Ltd.	710,000	9,069
#	Techtronic Industries Co., Ltd.	31,000	28,860
	Television Broadcasts, Ltd.	4,000	22,327
	Texwinca Holdings, Ltd.	24,000	20,581
	Transport International Holdings, Ltd.	4,000	14,544
	Truly International Holdings	12,000	10,295
	Varitronix International, Ltd.	17,000	8,517
	Vtech Holdings, Ltd.	3,000	17,900
	Wharf Holdings, Ltd.	14,625	52,855
	Wheelock and Co., Ltd.	25,000	59,293
	Wheelock Properties, Ltd.	40,000	29,352
	Wing Hang Bank, Ltd.	2,000	22,733
	Wing Lung Bank, Ltd.	3,200	60,984
#	Yue Yuen Industrial (Holdings), Ltd.	9,500	26,320
TOTAL — HONG KONG			1,692,551

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Allied Irish Banks P.L.C. Sponsored ADR	7,100	182,115
#	Bank of Ireland P.L.C. Sponsored ADR	3,300	107,745
	CRH P.L.C. Sponsored ADR	3,300	87,153
	Independent News & Media P.L.C.	6,760	14,729
	Irish Life & Permanent P.L.C.	7,636	70,928
	Kerry Group P.L.C.	1,125	30,485
	Kingspan Group P.L.C.	1,183	13,475
TOTAL — IRELAND			506,630

14

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
	AEM SpA	7,105	22,207
	Alleanza Assicurazioni SpA	3,336	31,662
	Assicurazioni Generali SpA, Trieste	3,245	108,119
	Autogrill SpA, Novara	1,015	12,631
#	Azimut Holding SpA	1,363	11,914
	Banca Monte Dei Paschi di Siena SpA	21,946	57,647
#	Banca Popolare dell’Etruria e del Lazio Scarl	2,054	20,294
	Banca Popolare di Milano Scarl	11,630	115,828
	Banco Popolare Scarl	3,628	69,108
#	Bulgari SpA	1,302	13,315
	Buzzi Unicem SpA	1,314	26,015
	C.I.R. SpA - Compagnie Industriali Riunite	7,131	18,196
#	Cementir SpA	2,563	15,168
	Enel SpA	7,500	68,863
	Eni SpA Sponsored ADR	3,300	214,665
#	ERG SpA	1,082	21,970
	Fiat SpA	631	9,755
	Fiat SpA Sponsored ADR	1,600	24,946
	Finmeccanica SpA	936	25,034
	Fondiaria - Sai SpA	1,930	53,476
	Geox SpA	852	10,351
	Gruppo Editoriale L’Espresso SpA	3,978	9,933
	Immsi SpA	4,196	5,468
# *	Impregilo SpA	6,264	33,433
	Interpump Group SpA	1,758	15,207
	Intesa Sanpaolo SpA	69,040	370,597
	Iride SpA	8,189	22,146
#	Italmobiliare SpA	246	17,737
	Luxottica Group SpA Sponsored ADR	600	15,072
	Mediobanca SpA	6,574	93,646
	Milano Assicurazioni SpA	5,810	29,597
	Premafin Finanziaria SpA	10,391	20,404
	Saipem SpA	800	31,656
	Saras SpA Raffinerie Sarde	5,737	30,729
	Snam Rete Gas SpA	3,918	24,476
	Societe Cattolica di Assicurazoni Scrl SpA	819	38,780
	Telecom Italia SpA Sponsored ADR	7,200	116,208
	Terna SpA	9,474	38,066
	Tod’s SpA	244	14,914
	UniCredito Italiano SpA	38,727	208,377
	Unione di Banche Italiane ScpA	9,985	223,200
	Unipol Gruppo Finanziario SpA	16,156	40,280
TOTAL — ITALY			2,351,090

JAPAN — (19.4%)
COMMON STOCKS — (19.4%)
	Adeka Corp.	2,100	15,205
#	Aderans Holdings Co., Ltd.	1,300	20,637
	AEON Co., Ltd.	4,300	49,314
#	Aichi Steel Corp.	4,000	16,353

15

	Aida Engineering, Ltd.	4,000	17,960
	Aioi Insurance Co., Ltd.	10,000	49,231
#	Aiphone Co., Ltd.	1,300	20,576
	Air Water, Inc.	2,000	24,707
	Aisin Seiki Co., Ltd.	2,100	55,285
	Ajinomoto Co., Inc.	10,000	91,115
	Alpine Electronics, Inc.	1,300	13,091
	Alps Electric Co., Ltd.	4,600	41,575
	Amada Co., Ltd.	10,000	60,570
#	Amano Corp.	1,700	14,638
#	Anritsu Corp.	5,000	13,700
#	AOC Holdings, Inc.	2,200	22,852
	AOKI Holdings, Inc.	1,100	14,482
	Aoyama Trading Co., Ltd.	1,800	32,583
#	Ariake Japan Co., Ltd.	1,000	19,056
	Asahi Diamond Industrial Co., Ltd.	3,000	20,267
	Asahi Glass Co., Ltd.	2,000	21,232
	Asahi Kasei Corp.	7,000	32,875
#	Asatsu-Dk, Inc.	700	18,182
	Asics Corp.	2,000	17,621
	Autobacs Seven Co., Ltd.	1,000	27,789
#	Bank of the Ryukyus, Ltd.	1,700	13,582
	Bank of Yokohama, Ltd.	14,000	74,990
	Benesse Corp.	700	30,690
	Bridgestone Corp.	2,800	47,105
	Brother Industries, Ltd.	4,000	44,774
	Calsonic Kansei Corp.	6,000	19,949
	Canon Finetech, Inc.	1,300	15,751
	Canon Marketing Japan, Inc.	1,200	19,694
	Canon, Inc. Sponsored ADR	1,800	80,532
	Casio Computer Co., Ltd.	6,200	68,999
	Central Glass Co., Ltd.	4,000	15,591
#	Chiyoda Co., Ltd.	1,100	16,052
	Chofu Seisakusho Co., Ltd.	1,300	23,429
	Chubu Electric Power Co., Ltd.	1,800	42,892
	Chudenko Corp.	1,000	14,399
	Chugoku Marine Paints, Ltd.	2,000	14,561
	Chuo Mitsui Trust Holdings, Inc.	10,000	55,132
	Circle K Sunkus Co., Ltd.	700	11,467
	Citizen Holdings Co., Ltd.	7,900	54,555
#	CKD Corp.	2,200	10,756
#	CMK Corp.	2,100	12,957
	Coca-Cola Central Japan Co., Ltd.	3	20,377
	Coca-Cola West Japan Co., Ltd.	1,500	34,690
	Comsys Holdings Corp.	2,000	17,713
	Corona Corp.	1,600	20,677
	Cosmo Oil Co., Ltd.	15,000	43,811
	Credit Saison Co., Ltd.	1,600	32,234
#	CSK Holdings Corp.	1,000	15,777
	Dai Nippon Printing Co., Ltd.	10,000	141,185
	Dai Nippon Screen Mfg. Co., Ltd.	5,000	21,185
	Daicel Chemical Industries, Ltd.	8,000	40,568

16

	Daido Steel Co., Ltd.	5,000	27,734
	Daifuku Co., Ltd.	2,000	16,370
	Daikin Industries, Ltd.	700	23,596
	Daikyo, Inc.	5,000	7,061
#	Daimei Telecom Engineering Corp.	2,000	15,562
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	13,647
	Dainippon Ink & Chemicals, Inc.	10,000	22,162
#	Daio Paper Corp.	3,000	25,872
	Daiwa House Industry Co., Ltd.	5,000	49,133
	Daiwa Securities Co., Ltd.	3,000	23,161
#	Daiwabo Co., Ltd.	8,000	19,696
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	7,000	19,737
	Denki Kogyo Co., Ltd.	3,000	17,505
	Denso Corp.	2,200	57,032
#	Dentsu, Inc.	24	48,262
#	Disco Corp.	400	14,876
#	Don Quijote Co., Ltd.	1,000	17,552
	Dowa Holdings Co., Ltd.	2,000	11,142
#	DyDo Drinco, Inc.	600	17,262
	eAccess, Ltd.	18	10,543
	East Japan Railway Co.	6	47,724
#	Ebara Corp.	6,000	14,037
#	Edion Corp.	1,800	14,160
	Electric Power Development Co., Ltd.	600	22,059
# *	Elpida Memory, Inc.	800	17,226
#	Ezaki Glico Co., Ltd.	2,000	20,187
#	FamilyMart Co., Ltd.	600	24,302
#	Foster Electric Co., Ltd.	500	9,832
#	FP Corp.	700	19,020
	Fuji Electric Holdings Co., Ltd.	9,000	21,195
	Fuji Heavy Industries, Ltd.	15,000	85,749
	Fuji Oil Co., Ltd.	2,600	27,865
#	Fuji Soft, Inc.	1,100	19,695
	FUJIFILM Holdings Corp.	3,300	90,803
	Fujikura, Ltd.	6,000	27,928
	Fujitsu, Ltd.	8,000	55,295
	Fukuoka Financial Group, Inc.	12,000	42,210
#	Fukuyama Transporting Co., Ltd.	5,000	17,015
	Funai Electric Co., Ltd.	500	10,765
	Furukawa Co., Ltd.	9,000	15,281
	Furukawa Electric Co., Ltd.	15,000	77,348
	Futaba Industrial Co., Ltd.	900	14,481
	GEO Co., Ltd.	9	8,763
	Glory, Ltd.	1,000	21,334
	Godo Steel, Ltd.	6,000	17,940
#	GS Yuasa Corp.	6,000	30,681
	Gunze, Ltd.	5,000	21,155
	H20 Retailing Corp.	4,000	24,609
	Hakuhodo Dy Holdings, Inc.	670	34,148
	Hamamatsu Photonics K.K.	700	17,358
	Hankyu Hanshin Holdings, Inc.	19,000	83,685
	Hanwa Co., Ltd.	4,000	17,888

17

	Haseko Corp.	11,000	11,165
	Heiwa Corp.	1,800	16,039
	Heiwado Co., Ltd.	1,200	19,111
	Higashi-Nippon Bank, Ltd.	6,000	19,324
	Hino Motors, Ltd.	4,000	19,482
	Hirose Electric Co., Ltd.	200	19,399
#	HIS Co., Ltd.	1,100	13,556
	Hitachi High-Technologies Corp.	1,900	35,038
	Hitachi Information Systems, Ltd.	1,000	21,779
	Hitachi Kokusai Electric, Inc.	2,000	13,801
	Hitachi Metals, Ltd.	1,000	14,849
#	Hitachi Plant Technologies, Ltd.	4,000	12,415
	Hitachi Software Engineering Co., Ltd.	1,100	22,366
	Hitachi Transport System, Ltd.	1,900	25,720
# *	Hitachi Zosen Corp.	10,500	11,229
	Hitachi, Ltd. Sponsored ADR	3,000	219,840
	Hokkaido Electric Power Co., Inc.	1,000	22,345
	Hokuhoku Financial Group, Inc.	17,000	40,642
	Hokuriku Electric Power Co., Inc.	1,000	24,927
	Honda Motor Co., Ltd. Sponsored ADR	7,100	231,176
#	Hosiden Corp.	1,200	19,966
	House Foods Corp.	1,900	30,926
	IBJ Leasing Co., Ltd.	1,000	18,418
#	Ichiyoshi Securities Co., Ltd.	2,200	21,495
	Idec Corp.	1,300	14,660
	IHI Corp.	32,000	54,776
	Imperial Hotel, Ltd.	450	10,989
	Inaba Denki Sangyo Co., Ltd.	600	15,192
	Inageya Co., Ltd.	2,000	16,638
*	Isetan Mitsukoshi Holdings, Ltd.	2,840	31,654
*	Ishihara Sangyo Kaisha, Ltd.	13,000	21,705
*	IT Holdings Corp.	1,200	18,881
#	ITO EN, Ltd.	1,000	15,303
	Itochu Corp.	2,000	16,090
	Itochu Enex Co., Ltd.	1,800	11,121
	Itochu Techno-Solutions Corp.	600	16,464
	Itoham Foods, Inc.	5,000	26,081
	Izumi Co., Ltd.	1,400	20,400
#	Izumiya Co., Ltd.	3,000	16,998
#	J Front Retailing Co., Ltd.	2,800	15,138
	Japan Digital Laboratory Co., Ltd.	1,600	19,518
	Japan Petroleum Exploration Co., Ltd.	300	19,917
	Japan Pulp & Paper Co., Ltd.	5,000	17,221
	Japan Radio Co., Ltd.	6,000	13,677
	JFE Holdings, Inc.	700	29,582
	J-Oil Mills, Inc.	3,000	14,301
#	Joshin Denki Co., Ltd.	3,000	24,196
	JS Group Corp.	4,100	55,659
	JSR Corp., Tokyo	800	13,782
	JTEKT Corp.	1,100	14,023
	Juroku Bank, Ltd.	9,000	37,290
#	Kadokawa Holdings, Inc.	800	18,837

18

	Kaga Electronics Co., Ltd.	1,200	14,847
#	Kagome Co., Ltd.	1,300	20,841
	Kajima Corp.	24,000	73,880
	Kameda Seika Co., Ltd.	700	9,480
	Kamigumi Co., Ltd.	7,000	54,028
#	Kandenko Co., Ltd.	4,000	24,051
	Kaneka Corp.	8,000	50,244
*	Kanematsu Corp.	12,000	13,510
	Kansai Electric Power Co., Inc.	1,200	29,446
	Kansai Paint Co., Ltd.	6,000	37,853
	Kanto Auto Works, Ltd.	1,500	19,315
	Kao Corp.	1,000	28,313
	Katakura Industries Co., Ltd.	1,100	13,719
	Kawasaki Heavy Industries, Ltd.	5,000	11,024
	Kawasaki Kisen Kaisha, Ltd.	2,000	14,179
	KDDI Corp.	4	23,293
	Keihin Corp.	1,100	18,229
#	Keihin Electric Express Railway Co., Ltd.	4,000	25,591
	Keio Corp.	6,000	33,367
	Keisei Electric Railway Co., Ltd.	4,000	22,112
#	Kenedix, Inc.	12	6,835
#	Kenwood Corp.	15,000	13,061
	Keyence Corp.	200	40,456
	Kikkoman Corp.	4,000	49,494
	Kinden Corp.	3,000	28,659
#	Kintetsu Corp.	7,000	21,753
#	Kitz Corp.	3,000	13,488
	Kiyo Holdings, Inc.	15,000	23,280
	Kobe Steel, Ltd.	10,000	23,915
#	Kohnan Shoji Co., Ltd.	1,300	17,434
	Koito Manufacturing Co., Ltd.	2,000	24,071
	Kokuyo Co., Ltd.	2,300	18,553
	Komatsu, Ltd.	1,100	23,022
	Komori Corp.	1,000	14,591
	Konica Minolta Holdings, Inc.	1,500	20,674
	Kose Corp.	800	21,751
	Kubota Corp. Sponsored ADR	800	27,544
	Kurabo Industries, Ltd.	8,000	13,556
	Kuraray Co., Ltd.	3,000	31,262
	Kureha Corp.	5,000	28,059
	Kuroda Electric Co., Ltd.	1,300	14,996
	Kyocera Corp. Sponsored ADR	900	75,339
	Kyowa Exeo Corp.	2,000	19,554
#	Lawson, Inc.	500	22,917
	Leopalace21 Corp.	700	7,125
	Lintec Corp.	1,100	19,478
	Lion Corp.	4,000	19,412
	Mabuchi Motor Co., Ltd.	700	32,685
#	Maeda Corp.	5,000	15,248
	Maeda Road Construction Co., Ltd.	3,000	19,220
	Makino Milling Machine Co., Ltd.	2,000	9,148
	Maruha Nichiro Holdings, Inc.	12,000	22,028

19

	MARUI GROUP CO., Ltd.	6,900	50,424
#	Maruichi Steel Tube, Ltd.	1,200	35,769
	Marusan Securities Co., Ltd.	2,100	11,991
	Matsushita Electric Industrial Co., Ltd.	9,000	184,985
	Matsushita Electric Works, Ltd.	5,000	46,216
	Max Co., Ltd.	2,000	19,159
	Mazda Motor Corp.	4,000	21,291
	Meiji Dairies Corp.	8,000	45,683
#	Meiji Seika Kaisha, Ltd.	10,000	47,085
	Meitec Corp.	700	19,319
	Meito Sangyo Co., Ltd.	600	12,550
	Mikuni Coca-Cola Bottling Co., Ltd.	1,300	12,185
	Minebea Co., Ltd.	5,000	21,926
#	Ministop Co., Ltd.	800	15,459
	MISUMI Group, Inc.	1,200	20,764
	Mitsubishi Chemical Holdings Corp.	5,000	28,287
	Mitsubishi Corp.	2,600	71,420
	Mitsubishi Electric Corp.	1,000	8,481
	Mitsubishi Estate Co., Ltd.	2,000	44,178
	Mitsubishi Heavy Industries, Ltd.	11,000	52,536
#	Mitsubishi Logistics Corp.	4,000	45,364
	Mitsubishi Materials Corp.	8,000	28,388
# *	Mitsubishi Motors Corp.	13,000	19,419
	Mitsubishi Paper Mills, Ltd.	10,000	23,816
	Mitsubishi UFJ Financial Group, Inc.	48,870	371,464
	Mitsuboshi Belting, Ltd.	4,000	20,781
	Mitsui & Co., Ltd. Sponsored ADR	200	68,018
	Mitsui Chemicals, Inc.	6,000	29,614
	Mitsui High-Tec, Inc.	2,000	13,657
#	Mitsui Mining and Smelting Co., Ltd.	14,000	37,303
	Mitsui Sugar Co., Ltd.	3,000	11,496
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,500	49,199
#	Mitsui-Soko Co., Ltd.	4,000	19,674
	Miura Co., Ltd.	700	15,374
	Mizuho Financial Group, Inc.	9	38,312
#	Mizuho Investors Securities Co., Ltd.	12,000	12,505
#	Mizuho Trust & Banking Co., Ltd.	12,000	17,280
#	Mizuno Corp.	4,000	20,029
#	Modec, Inc.	600	19,011
	Mori Seiki Co., Ltd.	1,100	14,111
#	Morinaga & Co., Ltd.	10,000	19,046
	Morinaga Milk Industry Co., Ltd.	8,000	23,514
	MOS Food Services, Inc.	1,500	18,896
	Murata Manufacturing Co., Ltd.	400	17,577
	Musashino Bank, Ltd.	1,000	29,172
	Nagase & Co., Ltd.	4,000	37,879
	Nagoya Railroad Co., Ltd.	9,000	25,203
	Namco Bandai Holdings, Inc.	4,900	60,264
	NEC Corp.	31,000	142,862
	Net One Systems Co., Ltd.	18	24,042
#	Neturen Co., Ltd.	1,500	11,096
#	NGK Spark Plug Co., Ltd.	4,000	44,203

20

	NHK Spring Co., Ltd.	4,000	26,895
	Nichirei Corp.	6,000	34,226
#	Nidec Sankyo Corp.	3,000	15,938
	Nifco, Inc.	900	19,399
#	Nihon Dempa Kogyo Co., Ltd.	400	8,396
#	Nihon Nohyaku Co., Ltd.	1,000	9,072
	Nihon Parkerizing Co., Ltd.	2,000	27,901
#	Nikon Corp.	1,000	32,456
	Nintendo Co., Ltd.	100	46,946
	Nippo Corp.	3,000	15,922
	Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	21,433
#	Nippon Chemi-Con Corp.	3,000	10,603
	Nippon Express Co., Ltd.	12,000	56,109
	Nippon Flour Mills Co., Ltd.	6,000	28,683
	Nippon Gas Co., Ltd.	1,100	10,682
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	20,255
	Nippon Light Metal Co., Ltd.	10,000	15,088
	Nippon Meat Packers, Inc.	5,000	81,176
	Nippon Mining Holdings, Inc.	11,000	61,100
	Nippon Mitsubishi Oil Corp.	7,000	43,658
#	Nippon Paint Co., Ltd.	5,000	17,970
	Nippon Paper Group, Inc.	23	65,685
	Nippon Seiki Co., Ltd.	1,000	12,501
	Nippon Sheet Glass Co., Ltd.	10,000	51,210
	Nippon Shokubai Co., Ltd.	4,000	25,653
	Nippon Soda Co., Ltd.	5,000	24,340
	Nippon Steel Corp.	7,000	33,205
	Nippon Suisan Kaisha, Ltd.	5,500	19,082
	Nippon Telegraph & Telephone Corp. ADR	1,600	39,184
	Nippon Thompson Co., Ltd.	3,000	15,872
#	Nippon Yakin Kogyo Co., Ltd.	2,500	12,309
	Nipponkoa Insurance Co., Ltd.	11,000	72,170
#	Nishimatsu Construction Co., Ltd.	7,000	15,477
	Nishi-Nippon Bank, Ltd.	11,000	28,736
	Nishi-Nippon Railroad Co., Ltd.	6,000	20,881
	Nissan Chemical Industries, Ltd.	2,000	21,911
#	Nissan Motor Co., Ltd.	12,000	91,153
	Nissan Shatai Co., Ltd.	3,000	22,336
	Nissay Dowa General Insurance Co., Ltd.	4,000	20,835
	Nisshin Seifun Group, Inc.	5,500	75,887
	Nisshin Steel Co., Ltd.	21,000	56,106
#	Nisshinbo Industries, Inc.	5,000	55,051
	Nissin Food Products Co., Ltd.	1,100	36,327
	Nitta Corp.	1,000	15,279
	Nittetsu Mining Co., Ltd.	3,000	10,983
	Nitto Boseki Co., Ltd.	6,000	11,821
	Nitto Denko Corp.	500	15,009
	Nitto Electric Works, Ltd.	1,400	13,025
	NOF Corp.	5,000	20,803
	NOK Corp.	2,700	38,693
	Nomura Holdings, Inc. ADR	3,400	45,288
	Nomura Research Institute, Ltd.	600	13,615

21

	Nomura Securities Co., Ltd.	2,900	38,459
	Noritake Co., Ltd.	5,000	18,822
	Noritsu Koki Co., Ltd.	900	13,065
	NTN Corp.	4,000	22,236
	NTT Data Corp.	5	20,523
	NTT DoCoMo, Inc.	73	115,049
	Obayashi Corp.	16,000	74,008
	Odakyu Electric Railway Co., Ltd.	3,000	20,690
	Oiles Corp.	1,000	17,256
	Oji Paper Co., Ltd.	13,000	67,914
#	Okasan Holdings, Inc.	4,000	19,826
# *	Oki Electric Industry Co., Ltd.	13,000	17,630
	Okinawa Electric Power Co., Ltd.	400	21,255
	OKUMA Corp.	2,000	14,376
#	Okumura Corp.	4,000	14,404
	Omron Corp.	2,400	42,230
#	Onward Holdings Co., Ltd.	4,000	43,440
#	Oriental Land Co., Ltd.	600	39,452
	Osaka Gas Co., Ltd.	8,000	29,107
#	Parco Co., Ltd.	1,500	17,128
#	Paris Miki, Inc.	1,600	13,472
	Pioneer Electronic Corp.	2,500	18,977
	Press Kogyo Co., Ltd.	5,000	19,301
	Q.P. Corp.	2,200	20,825
	Rengo Co., Ltd.	4,000	28,889
*	Renown, Inc.	2,700	7,562
#	Resorttrust, Inc.	1,000	10,767
	RICOH COMPANY, Ltd.	5,000	82,533
#	Riken Corp.	4,000	13,593
	Rinnai Corp.	900	32,592
	Rohm Co., Ltd.	1,600	92,117
	Roland Corp.	700	11,388
#	Round One Corp.	9	7,380
	Ryohin Keikaku Co., Ltd.	400	21,463
	Ryosan Co., Ltd.	1,000	21,485
	Sagami Railway Co., Ltd.	6,000	22,339
#	Saizeriya Co., Ltd.	1,200	11,971
	Sakai Chemical Industry Co., Ltd.	3,000	9,141
#	Sakata Seed Corp.	1,600	23,793
#	Sanden Corp.	4,000	15,477
#	Sanken Electric Co., Ltd.	4,000	20,595
#	Sanki Engineering Co., Ltd.	3,000	21,995
	Sankyo Co., Ltd.	700	33,144
	Sankyo-Tateyama Holdings, Inc.	12,000	13,319
	Sankyu, Inc., Tokyo	4,000	18,932
	Sanshin Electronics Co., Ltd.	1,500	13,359
	Sanwa Holdings Corp.	4,000	14,892
	Sanyo Chemical Industries, Ltd.	4,000	19,577
	Sanyo Special Steel Co., Ltd.	3,000	16,482
	Sapporo Hokuyo Holdings, Inc.	8	43,059
#	Sasebo Heavy Industries Co., Ltd.	3,000	6,134
	Sato Corp.	1,100	14,617

22

	Secom Co., Ltd.	800	36,853
#	Sega Sammy Holdings, Inc.	4,588	43,517
#	Seiko Epson Corp.	2,200	63,469
#	Seiko Holdings Corp.	4,000	14,926
	Seino Holdings Co., Ltd.	4,000	23,388
	Seiren Co., Ltd.	2,600	13,721
	Sekisui Chemical Co., Ltd.	12,000	74,322
	Sekisui House, Ltd.	5,000	47,255
	Seven & I Holdings Co., Ltd.	3,700	107,772
	Sharp Corp., Osaka	2,000	25,446
	Shiga Bank, Ltd.	7,000	45,987
	Shikoku Bank, Ltd.	5,000	17,550
#	Shima Seiki Manufacturing Co., Ltd.	400	9,308
#	Shimachu Co., Ltd.	1,000	24,046
	Shimano, Inc.	600	24,093
	Shimizu Corp.	10,000	42,185
	Shin-Etsu Chemical Co., Ltd.	500	27,815
	Shinko Electric Industries Co., Ltd.	700	9,744
	Shinko Plantech Co., Ltd.	1,300	13,203
	Shinko Securities Co., Ltd.	8,000	23,246
	Shinsei Bank, Ltd.	2,000	6,801
	Shiseido Co., Ltd.	1,000	23,414
	Shizuoka Bank, Ltd.	9,000	90,175
#	Shochiku Co., Ltd.	3,000	16,619
	Showa Denko K.K.	6,000	15,952
#	Showa Shell Sekiyu K.K.	2,300	26,002
	Sinanen Co., Ltd.	4,000	15,836
	SKY Perfect JSAT Holdings, Inc.	35	13,194
	SMC Corp.	400	41,125
	SMK Corp.	3,000	12,940
#	Snow Brand Milk Products Co., Ltd.	7,000	21,274
#	Sohgo Security Services Co., Ltd.	1,500	17,070
	Sompo Japan Insurance, Inc.	13,000	117,215
	Sony Corp. Sponsored ADR	4,600	175,720
#	Star Micronics Co., Ltd.	700	8,708
	Sumisho Computer Systems Corp.	1,200	21,356
	Sumitomo Bakelite Co., Ltd.	5,000	25,795
	Sumitomo Corp.	3,700	46,098
	Sumitomo Electric Industries, Ltd.	5,800	66,558
	Sumitomo Heavy Industries, Ltd.	2,000	9,725
#	Sumitomo Light Metal Industries, Ltd.	9,000	9,640
	Sumitomo Metal Industries, Ltd., Osaka	5,000	22,088
	Sumitomo Metal Mining Co., Ltd.	1,000	12,740
	Sumitomo Mitsui Financial Group, Inc.	15	90,813
	Sumitomo Osaka Cement Co., Ltd.	11,000	18,473
	Sumitomo Realty & Development Co., Ltd.	1,000	19,906
	Sumitomo Rubber Industries, Ltd.	4,300	34,304
	Sumitomo Trust & Banking Co., Ltd.	6,000	35,815
	Sumitomo Warehouse Co., Ltd.	4,000	14,695
	Suruga Bank, Ltd.	4,000	42,859
#	SWCC Showa Holdings Co., Ltd.	14,000	18,671
	T&D Holdings, Inc.	750	39,353

23

	Tadano, Ltd.	2,000	15,389
	Taiheiyo Cement Corp.	24,000	39,359
	Taiho Kogyo Co., Ltd.	1,300	12,973
	Taikisha, Ltd.	2,000	27,192
	Taisei Corp.	25,000	56,910
	Taiyo Nippon Sanso Corp.	3,000	26,765
	Taiyo Yuden Co., Ltd.	2,000	22,042
	Takara Standard Co., Ltd.	4,000	19,862
	Takasago International Corp.	4,000	22,258
#	Takasago Thermal Engineering Co., Ltd.	2,000	19,572
#	Takashimaya Co., Ltd.	7,000	59,841
#	Takuma Co., Ltd.	4,000	12,306
	TDK Corp. Sponsored ADR	1,000	58,000
	Teijin, Ltd.	7,000	22,430
	Tenma Corp.	1,200	18,131
	The 77 Bank, Ltd.	6,000	34,242
	The Aichi Bank, Ltd.	200	13,771
	The Akita Bank, Ltd.	5,000	19,254
	The Awa Bank, Ltd.	5,000	26,444
#	The Bank of Ikeda, Ltd.	500	17,227
	The Bank of Iwate, Ltd.	400	22,621
	The Bank of Kyoto, Ltd.	5,000	52,147
	The Bank of Nagoya, Ltd.	4,000	21,774
	The Bank of Okinawa, Ltd.	600	21,062
	The Chiba Bank, Ltd.	12,000	65,759
*	The Chiba Kogyo Bank, Ltd.	1,500	18,034
	The Chugoku Bank, Ltd.	5,000	65,375
	The Chugoku Electric Power Co., Ltd.	1,200	27,003
	The Chukyo Bank, Ltd.	7,000	19,338
# *	The Daiei, Inc.	2,650	20,949
	The Daisan Bank, Ltd.	7,000	23,491
	The Daishi Bank, Ltd.	8,000	31,866
	The Ehime Bank, Ltd.	6,000	17,513
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	16,320
#	The Fukui Bank, Ltd.	7,000	21,956
	The Gunma Bank, Ltd.	10,000	56,290
	The Hachijuni Bank, Ltd.	11,000	63,792
	The Higo Bank, Ltd.	5,000	28,877
	The Hiroshima Bank, Ltd.	13,000	48,678
	The Hokkoku Bank, Ltd.	7,000	25,676
	The Hokuetsu Bank, Ltd.	9,000	19,345
	The Hyakugo Bank, Ltd.	4,000	22,542
	The Hyakujishi Bank, Ltd.	4,000	21,124
	The Iyo Bank, Ltd.	7,000	74,281
#	The Japan General Estate Co., Ltd.	1,100	2,399
	The Japan Wool Textile Co., Ltd.	3,000	24,745
	The Joyo Bank, Ltd.	7,000	32,229
	The Kagawa Bank, Ltd.	4,000	20,741
	The Kagoshima Bank, Ltd.	3,000	19,856
#	The Kanto Tsukuba Bank, Ltd.	2,900	12,622
	The Keiyo Bank, Ltd.	4,000	18,690
	The Michinoku Bank, Ltd.	7,000	16,916

24

	The Miyazaki Bank, Ltd.	5,000	12,808
	The Nanto Bank, Ltd.	5,000	26,973
	The Nisshin Oillio Group, Ltd.	5,000	27,710
	The Ogaki Kyoritsu Bank, Ltd.	4,000	20,535
	The Oita Bank, Ltd.	4,000	21,042
	The San-in Godo Bank, Ltd.	3,000	23,206
	THK Co., Ltd.	3,000	48,744
	TKC Corp.	1,100	19,583
	Toagosei Co., Ltd.	6,000	22,630
#	Tobu Railway Co., Ltd.	6,000	27,247
	Tochigi Bank, Ltd.	4,000	21,913
#	Toda Corp.	6,000	21,592
	Toho Bank, Ltd.	5,000	19,990
	Toho Gas Co., Ltd.	7,000	39,391
#	Toho Titanium Co., Ltd.	600	8,877
	Tohuku Electric Power Co., Inc.	1,200	28,592
	Tokai Carbon Co., Ltd.	2,000	20,505
	Tokio Marine Holdings, Inc.	5,200	176,370
	Tokushima Bank, Ltd.	3,000	12,533
	Tokuyama Corp.	4,000	27,054
	Tokyo Electric Power Co., Ltd	1,800	51,355
	Tokyo Gas Co., Ltd.	5,000	20,861
	Tokyo Ohka Kogyo Co., Ltd.	1,000	18,126
#	Tokyo Seimitsu Co., Ltd.	700	9,093
	Tokyo Steel Manufacturing Co., Ltd.	1,800	19,005
	Tokyo Style Co., Ltd.	2,000	16,642
	Tokyo Tatemono Co., Ltd.	3,000	14,404
	Tokyo Tomin Bank, Ltd.	700	11,267
#	Tokyu Construction Co., Ltd.	4,060	11,845
	Tokyu Corp.	4,000	20,522
	Tokyu Land Corp.	2,000	8,437
	Toppan Forms Co., Ltd.	2,100	25,242
	Toppan Printing Co., Ltd.	9,000	81,118
	Topre Corp.	2,200	18,185
	Topy Industries, Ltd.	7,000	19,849
	Toray Industries, Inc.	5,000	22,011
	Toshiba Corp.	4,000	22,311
	Toshiba TEC Corp.	4,000	20,095
	Tosoh Corp.	4,000	14,529
#	TOTO, Ltd.	7,000	51,904
*	Towa Bank, Ltd.	18,000	17,262
	Toyo Engineering Corp.	4,000	20,851
	Toyo Ink Manufacturing Co., Ltd.	6,000	19,659
	Toyo Kanetsu K.K.	5,000	9,223
	Toyo Kohan Co., Ltd.	4,000	20,562
	Toyo Seikan Kaisha, Ltd.	4,300	77,932
	Toyo Suisan Kaisha, Ltd.	1,000	24,938
#	Toyo Tire & Rubber Co., Ltd.	4,000	10,330
#	Toyobo Co., Ltd.	19,000	31,635
	Toyoda Gosei Co., Ltd.	600	13,371
	Toyota Auto Body Co., Ltd.	1,300	22,782
	Toyota Motor Corp. Sponsored ADR	2,600	232,934

25

	Toyota Tsusho Corp.	1,200	20,519
#	Trans Cosmos, Inc.	1,200	8,712
	Trend Micro, Inc.	500	16,922
	Tsubakimoto Chain Co.	3,000	15,275
	TV Asahi Corp.	12	17,133
	Ube Industries, Ltd.	13,000	46,474
	Uni-Charm Corp.	400	29,758
	Uniden Corp.	3,000	13,043
#	Union Tool Co.	600	14,440
#	Unitika, Ltd.	16,000	14,558
	UNY Co., Ltd.	6,000	66,144
	Ushio, Inc.	1,700	25,747
	USS Co., Ltd.	340	23,388
#	Wacoal Corp.	2,000	23,519
	West Japan Railway Co.	5	24,161
	Xebio Co., Ltd.	700	12,897
	Yamada Denki Co., Ltd.	430	30,892
	Yamagata Bank, Ltd.	4,000	21,133
	Yamaguchi Financial Group, Inc.	6,000	68,878
	Yamaha Corp.	2,700	47,403
	Yamaha Motor Co., Ltd.	2,300	35,432
	Yamanashi Chuo Bank, Ltd.	4,000	21,164
	Yamatake Corp.	800	15,520
	Yamato Kogyo Co., Ltd.	600	21,867
	Yamato Transport Co., Ltd.	5,000	58,974
#	Yamazaki Baking Co., Ltd.	3,000	35,393
	Yaskawa Electric Corp.	2,000	13,970
	Yodogawa Steel Works, Ltd.	4,000	20,431
	Yokogawa Electric Corp.	3,300	23,978
	Yokohama Reito Co., Ltd.	3,000	21,823
	Yokohama Rubber Co., Ltd.	7,000	36,623
	Yoshimoto Kogyo Co., Ltd.	1,400	13,925
#	Zensho Co., Ltd.	2,000	7,408
	Zeon Corp.	2,000	8,041
TOTAL — JAPAN			16,906,175

NETHERLANDS — (2.7%)
COMMON STOCKS — (2.7%)
	Aegon NV	23,569	277,643
#	Arcadis NV	762	16,169
	ArcelorMittal	6,554	514,122
# *	ASM International NV	1,438	35,636
	ASML Holding NV	2,445	57,660
	Boskalis Westminster CVA	833	49,202
	Grontmij NV	332	11,869
#	Heijmans NV	372	7,187
	Imtech NV	693	17,779
	ING Groep NV Sponsored ADR	3,800	118,370
	James Hardie Industries NV Sponsored ADR	600	11,880
	Kas Bank NV	70	2,421
	Koninklijke Ahold NV	19,011	237,691

26

	Koninklijke Bam Groep NV	2,021	35,648
	Koninklijke KPN NV	5,112	86,736
	Koninklijke Philips Electronics NV	10,051	326,558
	Koninklijke Ten Cate NV	849	33,452
	Nutreco Holding NV	612	37,781
#	Oce NV	1,378	13,380
	Randstad Holdings NV	982	30,111
	Reed Elsevier NV ADR	952	31,835
	SBM Offshore NV	2,086	50,468
	Smit Internationale NV	100	7,705
	SNS Reaal	3,557	59,107
#	Telegraaf Media Groep NV	853	22,543
	TKH Group NV	794	17,839
	Unilever NV	5,295	146,104
	USG People NV	783	14,171
*	Van der Moolen Holding NV	728	5,372
*	Wavin NV	1,272	10,321
	Wolters Kluwer NV	4,568	111,177
TOTAL — NETHERLANDS			2,397,937

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Air New Zealand, Ltd.	10,483	8,409
	Contact Energy, Ltd.	4,540	26,506
	Fletcher Building, Ltd.	2,257	11,756
	Infratil, Ltd.	10,572	16,967
	New Zealand Refining Co., Ltd.	3,517	18,195
	Nuplex Industries, Ltd.	2,196	9,810
	Port of Tauranga, Ltd.	2,031	9,967
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,900	21,204
	Trustpower, Ltd.	2,795	15,447
TOTAL — NEW ZEALAND			138,261

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
#	Acta Holding ASA	9,500	8,736
	Aker Kvaerner ASA	750	17,159
*	BW Offshore, Ltd.	4,000	10,167
	Camillo Eitze & Co. ASA	800	7,889
#	Cermaq ASA	1,600	15,485
	DNB Nor ASA Series A	6,800	78,836
	DOF ASA	1,400	14,045
	EDB Business Partner ASA	1,800	9,759
*	Eltek ASA	1,600	6,765
*	Ementor ASA	2,400	14,548
	Kongsberg Gruppen ASA	160	10,750
#	Leroy Seafood Group ASA	900	13,345
*	Marine Harvest	50,000	34,826
	Norsk Hydro ASA Sponsored ADR	3,400	36,459
# *	Norske Skogindustrier ASA Series A	7,052	38,450

27

	Orkla ASA	7,600	97,496
*	Petroleum Geo Services ASA	700	15,035
	Prosafe ASA	3,000	27,012
*	Prosafe Production Public, Ltd.	3,000	13,831
*	Renewable Energy Corp. ASA	400	12,298
	Schibsted ASA	850	21,830
# *	Sevan Marine ASA	3,200	32,876
*	Songa Offshore ASA	800	11,273
	StatoilHydro ASA Sponsored ADR	3,931	120,407
	Storebrand ASA	5,600	43,527
#	Tandberg ASA Series A	900	19,469
*	TGS Nopec Geophysical Co. ASA	845	11,284
	Tomra Systems ASA	2,200	14,891
	Veidekke ASA	1,440	9,202
	Wilh. Wilhelmsen ASA	350	10,947
	Yara International ASA	940	58,202
TOTAL — NORWAY			836,799

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	4,547	15,280
	Banco Comercial Portugues SA	9,325	16,111
	Banco Espirito Santo SA	3,652	47,188
	Brisa SA	3,774	35,088
#	Cimpor Cimentos de Portugal SA	3,517	22,090
	Energias de Portugal SA	9,374	47,610
	Mota-Engil SGPS SA	2,737	14,602
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	11,793
*	Sonae Capital	1,744	2,095
	Sonae Industria SGPS SA	1,680	6,515
	Sonae SGPS SA	13,955	14,198
TOTAL — PORTUGAL			232,570

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
	Allgreen Properties, Ltd.	19,000	10,690
	Bukit Sembawang Estates, Ltd.	2,000	9,691
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	2,800	9,576
	City Developments, Ltd.	5,000	36,267
	Comfortdelgro Corp., Ltd.	21,000	22,207
	DBS Group Holdings, Ltd.	7,000	88,511
	Delong Holdings, Ltd.	10,000	21,288
	Ezra Holdings Pte, Ltd.	8,000	10,129
#	Guocoland, Ltd.	9,000	12,005
	Hotel Properties, Ltd.	7,000	8,739
	Hyflux, Ltd.	8,000	15,946
	Jardine Cycle & Carriage, Ltd.	4,103	51,172
	Keppel Corp., Ltd.	3,000	20,834
	Keppel Land, Ltd.	5,000	13,581
	Keppel Telecommunications and Transportation, Ltd.	6,000	22,342

28

Kim Eng Holdings, Ltd.	9,100	8,186
MobileOne, Ltd.	7,000	9,438
Neptune Orient Lines, Ltd.	11,000	17,336
Overseas Chinese Banking Corp., Ltd.	12,000	68,002
Raffles Education Corp., Ltd.	15,000	8,816
SembCorp Industries, Ltd.	14,000	40,638
SembCorp Marine, Ltd.	8,400	22,263
Singapore Airlines, Ltd.	8,600	91,970
Singapore Land, Ltd.	4,000	15,466
Singapore Petroleum Co., Ltd.	4,000	15,029
Singapore Post, Ltd.	14,000	10,038
Singapore Press Holdings, Ltd.	22,000	63,639
Singapore Technologies Engineering, Ltd.	9,000	17,778
Singapore Telecommunications, Ltd.	13,000	32,085
SMRT Corp., Ltd.	15,000	19,394
Tat Hong Holdings, Ltd.	10,000	8,770
United Engineers, Ltd.	6,000	11,368
United Industrial Corp., Ltd.	23,000	39,017
United Overseas Bank, Ltd.	6,000	79,862
UOB-Kay Hian Holdings, Ltd.	12,000	10,942
UOL Group, Ltd.	16,000	32,348
Venture Corp., Ltd.	4,000	28,094
WBL Corp., Ltd.	8,000	26,929
Wheelock Properties, Ltd.	13,000	11,969
TOTAL COMMON STOCKS		1,042,355

RIGHTS/WARRANTS — (0.0%)
* Tat Hong Holdings, Ltd. Warrants 08/02/13	1,000	99
TOTAL — SINGAPORE		1,042,454

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
Abengoa SA	505	13,506
Abertis Infraestructuras SA	1,504	31,066
Acciona SA	375	74,570
Acerinox SA	3,431	64,846
Actividades de Construccion y Servicios SA	1,262	55,881
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	18,100	304,623
# Banco de Sabadell SA	15,749	122,622
Banco de Valencia SA	3,260	33,271
Banco Espanol de Credito SA	1,229	16,795
Banco Guipuzcoano SA	1,527	17,014
# Banco Pastor SA	1,452	14,060
# Banco Popular Espanol SA	11,125	117,563
Banco Santander SA Sponsored ADR	40,500	687,690
Bankinter SA	3,891	41,318
Cementos Portland Valderrivas SA	166	9,117
Cia Espanola de Petroleous SA	473	48,871
Construcciones y Auxiliar de Ferrocarriles SA	22	9,154
Enagas SA	2,468	62,740

29

#	Fomento de Construcciones y Contratas SA	599	30,005
	Gamesa Corporacion Tecnologica SA	707	33,438
	Gas Natural SDG SA	762	35,302
	Gestevision Telecinco SA	837	10,768
	Grupo Catalana Occidente SA	923	26,307
	Grupo Empresarial Ence SA	2,018	14,524
	Grupo Ferrovial SA	572	28,581
	Iberdrola SA	8,892	107,143
	Indra Sistemas SA	974	24,934
	Industria de Diseno Textil SA	424	19,719
	La Seda de Barcelona SA	11,551	15,860
	NH Hoteles SA	1,365	16,645
	Obrascon Huarte Lain SA	479	13,515
	Papeles y Cartones de Europa SA	2,914	18,331
	Pescanova SA	208	9,280
	Promotora de Informaciones SA	1,912	16,651
	Prosegur Cia de Seguridad SA	514	20,516
	Red Electrica Corporacion SA	954	56,286
	Repsol YPF SA Sponsored ADR	7,300	225,205
	Service Point Solutions SA	6,431	15,205
	Sol Melia SA	953	8,182
#	SOS Cuetara SA	1,043	20,817
	Telefonica SA Sponsored ADR	1,900	140,733
	Tubacex SA	1,844	15,755
	Tubos Reunidos SA	4,346	24,551
	Union Fenosa SA	1,392	35,273
	Viscofan SA	830	16,609
	Zardoya Otis SA	1,078	21,784
TOTAL — SPAIN			2,746,626

SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
	AF AB Series B	700	19,163
	Alfa Laval AB	2,100	28,658
#	Assa Abloy AB Series B	4,800	68,560
	Atlas Copco AB Series A	3,000	41,876
	Atlas Copco AB Series B	1,800	23,032
#	B&B Tools AB	600	12,777
	Bilia AB Series A	1,300	8,707
	Boliden AB	8,001	50,405
	Electrolux AB Series B	2,400	30,793
#	Eniro AB	2,578	11,202
	Hakon Invest AB	900	12,806
	Haldex AB	1,000	14,335
	Hennes & Mauritz AB Series B	1,050	52,033
	Hoganas AB Series B	900	17,188
#	Holmen AB Series B	1,500	47,852
	Husqvarna AB Series A	1,700	13,499
#	Husqvarna AB Series B	2,400	19,363
#	JM AB	1,200	14,371
*	LBI International AB	2,800	8,019

30

*	Lindab International AB	600	9,827
*	Lundin Petroleum AB	6,000	65,448
	Modern Times Group AB Series B	450	23,818
	NCC AB Series B	1,600	20,931
	Nobia AB	4,200	22,535
	Nordea Bank AB	17,701	235,125
	Sandvik AB	3,993	49,486
	Scania AB Series B	1,500	21,451
	Securitas AB Series B	3,324	44,916
	Skandinaviska Enskilda Banken AB Series A	6,914	123,635
#	Skanska AB Series B	9,455	118,962
	SKF AB Series B	1,600	24,231
	Skistar AB	883	11,913
	SSAB Svenskt Stal AB Series A	700	17,066
	SSAB Svenskt Stal AB Series B	700	15,174
	Svenska Cellulosa AB Series B	9,217	104,708
	Svenska Handelsbanken AB Series A	7,472	179,788
#	Swedbank AB Series A	5,862	103,012
	Tele2 AB Series B	3,701	56,926
#	Telefonaktiebolaget LM Erricson Sponsored ADR	13,800	157,596
	TeliaSonera AB	16,349	113,935
#	Trelleborg AB Series B	1,400	24,268
	Volvo AB Series A	2,200	24,017
	Volvo AB Series B	6,532	74,037
TOTAL — SWEDEN			2,137,444

SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
	ABB, Ltd. Sponsored ADR	6,500	159,705
	Adecco SA	1,853	86,946
	Allreal Holding AG	202	23,471
*	Ascom Holding AG	1,836	17,950
	Baloise-Holding AG	1,560	133,463
	Bank Sarasin & Cie Series B	700	30,167
	Banque Cantonale Vaudoise	54	16,345
	Barry Callebaut AG	34	22,320
	Berner Kantonalbank	107	22,631
	BKW FMB Energie AG	158	17,782
	Bobst Group AG	277	19,509
	Bucher Industries AG	173	35,470
#	Ciba Specialty Chemicals AG	1,325	32,636
	Clariant AG	6,413	57,596
	Compagnie Financiere Richemont AG Series A	6,895	401,185
	Credit Suisse Group AG Sponsored ADR	2,400	111,312
	Daetwyler Holding AG	297	18,278
	Dufry Group	227	16,445
	Efg International AG	1,159	35,146
#	Ems-Chemie Holding AG	265	32,582
	Flughafen Zuerich AG	73	26,583
	Forbo Holding AG	50	21,071
	George Fisher AG	108	40,995

31

Givaudan SA	172	143,128
Gurit Holding AG	16	14,361
Helvetia Holding AG	150	46,490
Holcim, Ltd.	3,569	256,614
Jelmoli Holding AG	13	31,798
Julius Baer Holdings, Ltd. AG	1,643	99,985
Kuoni Reisen Holding AG	48	22,818
Lindt & Spruengli AG	1	27,626
Nestle SA	10,338	455,488
Panalpina Welttransport Holding AG	158	12,560
PubliGroupe SA	62	12,826
Rieters Holdings AG	124	40,169
Romande Energie Holding SA	7	18,416
Schweizerische National Versicherungs Gesellschaft	26	16,747
SGS SA	40	51,253
Sika AG	34	43,123
St. Galler Kantonalbank	70	29,808
Sulzer AG	460	56,520
Swatch Group AG	139	32,669
Swiss Life Holding AG	1,010	183,744
Swiss Re	5,759	354,227
Syngenta AG ADR	5,400	289,872
* Temenos Group AG	384	10,076
* UBS AG	7,536	163,803
Valiant Holding AG	297	52,887
Valora Holding AG	83	19,675
Vontobel Holdings AG	600	19,968
Zurich Financial SVCS AG	2,043	533,359
TOTAL COMMON STOCKS		4,419,598

RIGHTS/WARRANTS — (0.0%)
* Berner Kantonalbank Rights 08/19/08	107	517
TOTAL — SWITZERLAND		4,420,115

UNITED KINGDOM — (16.6%)
COMMON STOCKS — (16.6%)
Aberdeen Asset Management P.L.C.	16,024	41,859
Aga Rangemaster Group P.L.C.	1,374	4,948
Aggreko P.L.C.	1,979	25,930
Alliance & Leicester P.L.C.	2,461	14,594
Amec P.L.C.	3,246	49,791
Amlin P.L.C.	11,960	63,087
Anglo American P.L.C.	3,516	186,896
Anglo Pacific Group P.L.C.	2,760	9,121
Antofagasta P.L.C.	2,036	22,885
ARM Holdings P.L.C. Sponsored ADR	7,300	44,676
Arriva P.L.C.	5,063	73,038
Ashtead Group P.L.C.	14,650	20,226
Associated British Foods P.L.C.	5,660	83,036
Atkins WS P.L.C.	1,777	30,014

32

*	Autonomy Corp. P.L.C.	1,503	31,387
	Aveva Group P.L.C.	1,057	28,204
	Aviva P.L.C.	34,218	319,411
	Babcock International Group P.L.C.	2,688	29,337
	BAE Systems P.L.C.	38,606	336,939
	Balfour Beatty P.L.C.	6,343	47,504
#	Barclays P.L.C. Sponsored ADR	13,100	336,670
	Barratt Developments P.L.C.	7,997	21,324
	BBA Aviation P.L.C.	10,521	25,433
	Beazley Group P.L.C.	9,108	18,422
	Bellway P.L.C.	2,995	33,391
	BG Group P.L.C.	2,990	66,322
	BG Group P.L.C. Sponsored ADR	1,400	155,638
#	BHP Billiton P.L.C. ADR	3,200	200,064
	Bodycote P.L.C.	8,462	35,768
	BP P.L.C. Sponsored ADR	18,900	1,089,207
	Bradford & Bingley P.L.C.	11,247	10,034
	Brewin Dolphin Holdings P.L.C.	8,248	16,804
	Brit Insurance Holdings P.L.C.	8,280	29,156
	British Energy Group P.L.C.	4,040	53,951
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	40,704
	Britvic P.L.C.	2,726	11,635
	BSS Group P.L.C.	3,111	17,896
	BT Group P.L.C. Sponsored ADR	2,400	75,120
	Bunzl P.L.C.	3,184	41,387
	Burberry Group P.L.C.	3,637	29,604
	Cable and Wireless P.L.C.	21,206	68,367
*	Cadbury P.L.C. Sponsored ADR	1,984	91,502
*	Cairn Energy P.L.C.	1,499	81,101
	Capita Group PLC	2,990	38,470
	Carillion P.L.C.	4,655	27,818
#	Carnival P.L.C. ADR	2,700	93,663
	Carphone Warehouse Group P.L.C.	5,939	21,468
	Catlin Group, Ltd.	859	5,106
	Centrica P.L.C.	14,387	85,645
	Charter P.L.C.	1,956	33,797
	Chesnara P.L.C.	3,877	9,612
	Chloride Group P.L.C.	5,862	26,683
	Close Brothers Group P.L.C.	2,264	25,943
	Cobham P.L.C.	11,022	46,073
	Collins Stewart P.L.C.	7,841	14,090
	Compass Group P.L.C.	24,559	163,438
	Cookson Group P.L.C.	1,890	22,310
	Croda International P.L.C.	1,405	17,694
*	CSR P.L.C.	2,830	16,914
	Daily Mail & General Trust P.L.C. Series A	2,523	17,033
	Dairy Crest Group P.L.C.	2,589	22,055
*	Dana Petroleum P.L.C.	2,138	58,532
	Davis Service Group P.L.C.	4,657	28,860
	De La Rue P.L.C.	1,754	28,065
	Dignity P.L.C.	672	9,129
	Domino Printing Sciences P.L.C.	2,941	15,779

33

	Drax Group P.L.C.	4,837	65,608
	DS Smith P.L.C.	10,291	24,023
	DSG International P.L.C.	49,297	44,297
	DTZ Holdings P.L.C.	2,791	5,063
	Enodis P.L.C.	5,319	31,120
	Enterprise Inns P.L.C.	11,823	65,046
	Evolution Group P.L.C.	5,744	10,178
	Experian P.L.C.	4,419	33,286
	Fenner P.L.C.	3,512	14,549
	Filtrona P.L.C.	4,670	15,336
	Findel P.L.C.	1,414	4,738
	Firstgroup P.L.C.	1,786	19,684
	Forth Ports P.L.C.	318	9,970
	G4S P.L.C.	31,351	133,044
	Galiform P.L.C.	7,492	4,560
	Game Group P.L.C.	10,090	49,517
	GKN P.L.C.	19,127	85,312
	Go-Ahead Group P.L.C.	487	17,237
	Halfords Group P.L.C.	4,424	23,681
	Halma P.L.C.	3,807	13,956
	Hays P.L.C.	7,814	13,556
	HBOS P.L.C.	6,104	34,939
	Helphire P.L.C.	2,631	4,085
	Henderson Group P.L.C.	12,095	28,562
	Hiscox, Ltd.	2,364	10,652
	Home Retail Group	5,486	25,257
	Homeserve P.L.C.	565	14,820
	HSBC Holdings P.L.C. Sponsored ADR	15,600	1,227,876
	Hunting P.L.C.	2,655	43,074
	Huntsworth P.L.C.	9,410	10,670
	ICAP P.L.C.	5,091	43,837
	IG Group Holdings P.L.C.	3,367	21,183
	IMI P.L.C.	7,064	64,178
	Informa P.L.C.	4,467	34,588
	Inmarsat P.L.C.	3,198	29,768
	Innovation Group P.L.C.	28,710	8,377
	International Personal Finance P.L.C.	2,703	15,247
	International Power P.L.C.	16,768	120,367
	Interserve P.L.C.	2,216	16,934
	Intertek Group P.L.C.	2,205	39,415
*	Invensys P.L.C.	5,798	29,585
*	IP Group P.L.C.	2,486	4,981
	ITV P.L.C.	41,230	33,533
	Jardine Lloyd Thompson Group P.L.C.	2,600	21,391
	JJB Sports P.L.C.	5,642	13,071
	JKX Oil and Gas P.L.C.	3,242	25,565
	John Wood Group P.L.C.	5,060	43,876
	Johnson Matthey P.L.C.	859	25,418
	Johnston Press P.L.C.	9,724	8,293
	Kazakhmys P.L.C.	2,728	64,016
	Kcom Group P.L.C.	13,914	9,903
	Keller Group P.L.C.	1,423	20,447

34

	Kesa Electricals P.L.C.	3,132	9,198
	Kingfisher P.L.C.	37,567	90,743
	Laird P.L.C.	4,593	31,731
	Legal and General Group P.L.C.	91,449	166,844
#	Lloyds TSB Group P.L.C. Sponsored ADR	1,200	26,688
	London Stock Exchange Group P.L.C.	1,107	15,908
	Lonmin P.L.C.	640	40,422
	Low & Bonar P.L.C.	7,100	13,295
	Man Group P.L.C.	6,662	68,649
	Marks & Spencer Group P.L.C.	6,969	33,212
	Marshalls P.L.C.	2,962	8,988
	Meggitt P.L.C.	17,826	74,528
*	Melrose P.L.C.	1,756	5,167
	Michael Page International P.L.C.	4,900	32,647
	Millennium and Copthorne Hotels P.L.C.	3,962	22,292
	Misys P.L.C.	5,545	16,891
	Mitie Group P.L.C.	7,518	30,595
	Morgan Crucible Co. P.L.C.	3,198	13,366
	Morgan Sindall P.L.C.	778	8,380
	National Express Group P.L.C.	1,032	19,492
#	National Grid P.L.C. Sponsored ADR	1,200	78,684
	Next P.L.C.	604	11,654
	Northern Foods P.L.C.	9,001	10,661
	Northgate P.L.C.	1,850	11,603
	Northumbrian Water Group P.L.C.	6,594	36,993
	Novae Group P.L.C.	2,639	14,349
	Old Mutual P.L.C.	41,284	73,015
	Pearson P.L.C. Sponsored ADR	12,900	159,960
	Pennon Group P.L.C.	3,850	42,934
	Persimmon P.L.C.	6,696	45,325
	Phoenix IT Group, Ltd.	1,920	8,350
	Premier Foods P.L.C.	12,994	20,536
	Prudential P.L.C. ADR	6,900	137,379
	Psion P.L.C.	4,455	7,485
	Punch Taverns P.L.C.	7,220	38,119
	Qinetiq P.L.C.	2,589	10,583
	Quintain Estates & Development P.L.C.	3,502	12,062
	Rathbone Brothers P.L.C.	754	12,413
	Reed Elsevier P.L.C. ADR	1,125	51,536
	Regus Group P.L.C.	13,221	17,903
	Rentokil Initial P.L.C.	20,074	26,541
	Rexam P.L.C.	10,239	75,568
	Rio Tinto P.L.C. Sponsored ADR	500	189,860
	Robert Wiseman Dairies P.L.C.	1,693	9,471
*	Rolls-Royce Group P.L.C.	20,960	151,276
	Rotork P.L.C.	944	18,817
	Royal Bank of Scotland Group P.L.C.	30,622	130,238
	Royal Dutch Shell P.L.C. ADR	19,700	1,355,163
	RPS Group P.L.C.	5,472	29,844
	RSA Insurance Group P.L.C.	20,687	56,635
	Sage Group P.L.C.	26,274	100,178
	Schroders P.L.C.	1,838	33,893

35

	Schroders P.L.C. Non-Voting	871	14,273
	Scottish & Southern Energy P.L.C.	3,532	93,031
*	SDL P.L.C.	2,030	13,472
	Senior P.L.C.	9,084	18,258
	Serco Group P.L.C.	7,105	55,584
	Severfield-Rowen P.L.C.	1,606	7,106
	Severn Trent P.L.C.	1,705	42,274
	Shanks Group P.L.C.	8,224	32,842
	SIG P.L.C.	3,444	33,940
	Signet Group P.L.C. Sponsored ADR	4,500	51,840
	Smiths Group P.L.C.	2,834	58,926
*	Soco International P.L.C.	876	24,007
	Spectris P.L.C.	2,815	42,503
	Speedy Hire P.L.C.	1,158	9,850
	Spirax-Sarco Engineering P.L.C.	1,500	30,241
	Spirent Communications P.L.C.	14,098	20,426
	ST Modwen Properties P.L.C.	2,368	13,045
	St. Jame’s Place P.L.C.	4,098	16,609
	Stagecoach Group P.L.C.	11,463	66,545
	Standard Chartered P.L.C.	8,790	237,714
	Tate & Lyle P.L.C.	3,392	27,337
	Taylor Wimpey P.L.C.	25,742	25,300
	Tesco P.L.C.	20,783	144,055
	The Weir Group P.L.C.	4,491	75,317
#	Tomkins P.L.C. Sponsored ADR	2,300	25,162
	Travis Perkins P.L.C.	3,041	37,034
	Trinity Mirror P.L.C.	7,656	14,956
	TT electronics P.L.C.	3,593	6,674
	Tullow Oil P.L.C.	2,938	44,037
*	UK Coal P.L.C.	3,777	29,693
	Ultra Electronics Holdings P.L.C.	795	19,978
	Umeco P.L.C.	1,615	13,954
	Unilever P.L.C. Sponsored ADR	3,900	104,598
	United Business Media P.L.C.	5,369	58,028
*	United Utilities Group P.L.C.	1,964	25,555
	Vedanta Resources P.L.C.	544	17,962
	Vodafone Group P.L.C. Sponsored ADR	34,900	891,695
	VT Group P.L.C.	2,055	23,069
	WH Smith P.LC.	4,579	32,000
	Whitbread P.L.C.	2,547	52,258
	William Morrison Supermarkets P.L.C.	34,087	174,995
	Wincanton P.L.C.	2,286	10,751
	Wolseley P.L.C. ADR	2,900	23,538
	WPP Group P.L.C. Sponsored ADR	2,100	102,459
	WSP Group P.L.C.	1,365	12,872
*	Xchanging P.L.C.	1,021	4,720
	Xstrata P.L.C.	4,543	253,287
	Yell Group P.L.C.	12,406	24,316
TOTAL COMMON STOCKS			14,484,379

36

	RIGHTS/WARRANTS — (0.0%)
*	Helphire P.L.C. Rights 09/05/08	773	—
	TOTAL — UNITED KINGDOM		14,484,379

		Face
		Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $110,000 FNMA 6.50%, 09/01/36, valued at $94,036) to be repurchased at $92,020	$92	92,000

	SECURITIES LENDING COLLATERAL — (11.8%)
§ @	DFA Short Term Investment Fund LP	8,008	8,007,729

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $2,546,676 FHLMC 6.500%, 07/01/38 & FNMA 6.000%, 05/01/36, valued at $2,349,945) to be repurchased at $2,304,415	2,304	2,303,867
	TOTAL SECURITIES LENDING COLLATERAL		10,311,596

	TOTAL INVESTMENTS - (100.0%)
	(Cost $107,872,143) ##		$87,045,803

37

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.4%)
Consumer Discretionary — (11.2%)
*	1-800-FLOWERS.COM, Inc.	300	$1,842
*	99 Cents Only Stores	1,200	10,272
*	A.C. Moore Arts & Crafts, Inc.	300	2,262
	Aaron Rents, Inc.	500	14,280
	Abercrombie & Fitch Co.	500	26,225
	Advance Auto Parts, Inc.	700	30,128
* #	Aeropostale, Inc.	400	13,944
*	Alloy, Inc.	200	1,436
*	Amazon.com, Inc.	1,300	105,053
* #	American Apparel, Inc.	300	2,685
	American Axle & Manufacturing Holdings, Inc.	1,200	5,832
	American Eagle Outfitters, Inc.	1,100	16,555
*	America’s Car-Mart, Inc.	200	3,782
#	Ameristar Casinos, Inc.	400	6,616
*	AnnTaylor Stores Corp.	1,000	24,280
	Arbitron, Inc.	200	9,592
	Arctic Cat, Inc.	300	3,099
#	ArvinMeritor, Inc.	700	10,507
*	ATC Technology Corp.	200	4,844
* #	AutoNation, Inc.	1,800	20,430
*	Bally Technologies, Inc.	200	6,846
#	Barnes & Noble, Inc.	800	19,784
	Bassett Furniture Industries, Inc.	100	1,028
	Beazer Homes USA, Inc.	400	2,784
	Bebe Stores, Inc.	1,100	10,670
*	Bed Bath and Beyond, Inc.	1,300	39,858
	Belo Corp. Class A	1,800	13,194
	Best Buy Co., Inc.	1,200	53,724
*	Big Lots, Inc.	800	23,656
	Black & Decker Corp.	1,000	63,250
#	Blockbuster, Inc. Class A	1,900	4,560
*	Blockbuster, Inc. Class B	1,100	2,035
*	Blue Nile, Inc.	200	8,326
*	Bluegreen Corp.	300	3,432
	Blyth, Inc.	200	3,162
	Books-A-Million, Inc.	300	2,025
	BorgWarner, Inc.	1,400	57,890
	Brookfield Homes Corp.	100	1,283
	Brown Shoe Company, Inc.	500	7,600
	Brunswick Corp.	1,500	20,685
	Buckle, Inc.	300	15,600
	Burger King Holdings, Inc.	500	12,410
*	Cabela’s, Inc.	1,000	12,250

1

	Cablevision Systems New York Group Class A	1,000	32,270
*	Cache, Inc.	200	2,342
*	California Pizza Kitchen, Inc.	200	2,876
	Callaway Golf Co.	400	5,432
*	Capella Education Co.	200	9,942
* #	CarMax, Inc.	2,800	41,440
	Carmike Cinemas, Inc.	400	2,108
*	Carriage Services, Inc.	200	870
*	Carter’s, Inc.	900	16,569
*	Casual Male Retail Group, Inc.	600	2,292
	Cato Corp. Class A	300	5,283
*	Cavco Industries, Inc.	100	3,501
	CBRL Group, Inc.	100	2,584
	CBS Corp. Class A	200	3,238
	CBS Corp. Class B	6,200	100,316
*	CEC Entertainment, Inc.	100	3,426
	Centex Corp.	300	4,866
*	Champion Enterprises, Inc.	500	2,445
*	Charlotte Russe Holding, Inc.	200	2,362
*	Cheesecake Factory, Inc.	500	7,685
* #	Chicos FAS, Inc.	2,300	13,202
*	Chipotle Mexican Grill, Inc. Class B	100	6,507
	Christopher & Banks Corp.	600	5,772
	Churchill Downs, Inc.	100	4,442
#	Cinemark Holdings, Inc.	1,500	22,035
*	Citi Trends, Inc.	200	4,124
	CKE Restaurants, Inc.	200	2,556
*	Coach, Inc.	500	14,495
*	Coinstar, Inc.	100	3,292
* #	Coldwater Creek, Inc.	1,900	13,832
#	Columbia Sportswear Co.	400	16,156
	Comcast Corp. Class A	12,500	264,750
	Comcast Corp. Special Class A Non-Voting	5,300	112,042
*	Conn’s, Inc.	200	3,824
	Cooper Tire & Rubber Co.	1,000	9,560
* #	Corinthian Colleges, Inc.	300	3,981
*	Cox Radio, Inc.	200	2,230
* #	Crown Media Holdings, Inc.	900	4,527
	D.R. Horton, Inc.	4,100	51,086
	Darden Restaurants, Inc.	600	17,574
*	Deckers Outdoor Corp.	300	34,107
	DeVry, Inc.	400	20,632
*	DG Fastchannel, Inc.	200	4,706
*	Dick’s Sporting Goods, Inc.	600	13,734
#	Dillards, Inc. Class A	1,200	15,324
*	DISH Network Corp.	800	22,568
	Disney (Walt) Co.	13,700	443,195
*	Dollar Tree, Inc.	900	34,524
*	Domino’s Pizza, Inc.	300	4,020
*	DreamWorks Animation SKG, Inc.	1,000	31,880
* #	Drew Industries, Inc.	200	3,206
*	drugstore.com, Inc.	900	2,142
* #	DSW, Inc.	200	2,906
	E.W. Scripps Co.	266	1,934
	Eastman Kodak Co.	2,700	43,713

2

*	Eddie Bauer Holdings, Inc.	400	2,496
	Emmis Communications Corp. Class A	1,000	2,190
	Ethan Allen Interiors, Inc.	200	5,428
	Family Dollar Stores, Inc.	600	14,952
	Finish Line, Inc. Class A	1,000	12,090
	Fisher Communications, Inc.	400	13,908
	Foot Locker, Inc.	2,200	35,838
* #	Ford Motor Co.	22,853	101,924
*	Fossil, Inc.	400	11,968
*	Franklin Covey Co.	400	3,580
	Fred’s, Inc.	700	9,814
*	Fuel Systems Solutions, Inc.	200	10,366
	Furniture Brands International, Inc.	400	3,580
*	GameStop Corp. Class A	300	13,161
*	Gander Mountain Co.	500	1,760
	Gannett Co., Inc.	1,200	21,348
	Gap, Inc.	4,600	89,470
*	Gaylord Entertainment Co.	300	10,395
* #	Genesco, Inc.	600	21,966
*	Gentek, Inc.	200	5,796
#	Gentex Corp.	1,500	23,895
	Genuine Parts Co.	700	29,694
*	Goodyear Tire & Rubber Co.	2,500	49,025
#	Group 1 Automotive, Inc.	400	8,464
* #	GSI Commerce, Inc.	200	3,216
	Guess?, Inc.	900	33,543
*	Gymboree Corp.	300	11,775
	H&R Block, Inc.	500	12,770
*	Hanesbrands, Inc.	400	9,536
	Harley-Davidson, Inc.	700	27,846
	Harman International Industries, Inc.	400	13,612
	Harte-Hanks, Inc.	700	8,645
	Hasbro, Inc.	500	18,700
	Haverty Furniture Co., Inc.	300	3,312
*	Hawk Corp.	200	4,800
*	Hayes Lemmerz International, Inc.	1,000	2,530
#	Hearst-Argyle Television, Inc.	600	11,880
*	Helen of Troy, Ltd.	200	4,810
*	Hibbett Sporting Goods, Inc.	200	4,780
	Home Depot, Inc.	7,400	200,688
*	Hot Topic, Inc.	400	2,484
*	Hovnanian Enterprises, Inc. Class A	1,000	7,140
*	HSN, Inc.	380	5,567
* #	Iconix Brand Group, Inc.	400	5,172
	Interactive Data Corp.	900	27,090
	Interface, Inc. Class A	800	10,536
*	Interpublic Group of Companies, Inc.	6,100	57,340
*	Interstate Hotels & Resorts, Inc.	300	789
*	Interval Leisure Group, Inc.	380	4,936
* #	J. Crew Group, Inc.	200	5,282
	J.C. Penney Co., Inc.	2,900	113,013
*	Jack in the Box, Inc.	300	7,119
*	Jakks Pacific, Inc.	200	4,990
*	Jarden Corp.	500	12,835
*	Jo-Ann Stores, Inc.	400	9,988

3

	Johnson Controls, Inc.	3,400	105,128
	Jones Apparel Group, Inc.	600	11,916
* #	Jos. A. Bank Clothiers, Inc.	200	5,198
	Journal Communications, Inc. Class A	600	3,066
#	KB Home	900	18,720
	Kimball International, Inc. Class B	400	4,212
*	Knology, Inc.	500	5,050
*	Kohl’s Corp.	2,200	108,174
	K-Swiss, Inc. Class A	200	3,430
* #	Lamar Advertising Co.	1,000	37,150
	La-Z-Boy, Inc.	500	3,785
*	Leapfrog Enterprises, Inc.	300	2,550
*	Lear Corp.	700	8,792
#	Leggett & Platt, Inc.	3,000	66,930
#	Lennar Corp. Class A	1,300	17,095
*	Liberty Media Corp. - Entertainment Class A	1,600	44,464
*	Liberty Media Holding Corp. Capital Class A	2,000	32,500
*	Liberty Media Holding Corp. Interactive Class A	4,600	62,514
	Limited Brands, Inc.	1,700	35,360
*	Lincoln Educational Services	100	1,503
*	Live Nation, Inc.	1,200	19,260
	Liz Claiborne, Inc.	200	3,242
*	LKQ Corp.	1,400	26,222
	Lowe’s Companies, Inc.	4,800	118,272
*	Luby’s, Inc.	600	4,452
	M/I Homes, Inc.	200	3,582
	Macy’s, Inc.	4,500	93,690
	Marine Products Corp.	300	2,439
	Marriott International, Inc. Class A	400	11,284
* #	Martha Stewart Living Omnimedia, Inc.	300	2,436
*	Marvel Entertainment, Inc.	700	23,709
	Mattel, Inc.	1,700	32,861
	Matthews International Corp. Class A	200	10,052
	McDonald’s Corp.	2,500	155,125
	McGraw-Hill Companies, Inc.	1,300	55,692
	MDC Holdings, Inc.	700	29,015
#	Media General, Inc. Class A	300	3,690
*	Mediacom Communications Corp.	400	3,360
#	Meredith Corp.	400	11,352
*	Meritage Homes Corp.	500	11,710
	Modine Manufacturing Co.	500	7,910
* #	Mohawk Industries, Inc.	800	55,240
	Monro Muffler Brake, Inc.	237	4,913
*	Morgans Hotel Group	200	3,420
*	Morningstar, Inc.	400	26,124
	Movado Group, Inc.	200	4,638
	National CineMedia, Inc.	200	2,238
	Nautilus Group, Inc.	400	2,128
*	Netflix, Inc.	300	9,252
	New Frontier Media, Inc.	500	1,935
*	New York & Co., Inc.	900	10,620
	Newell Rubbermaid, Inc.	600	10,860
	News Corp. Class A	6,100	86,376
	News Corp. Class B	2,800	40,208
	NIKE, Inc. Class B	1,900	115,159

4

#	Nordstrom, Inc.	1,000	31,100
#	Nutri/System, Inc.	200	3,974
*	Office Depot, Inc.	4,400	30,976
	OfficeMax, Inc.	300	3,672
	Omnicom Group, Inc.	1,000	42,390
	Orleans Homebuilders, Inc.	300	1,470
*	O’Reilly Automotive, Inc.	1,505	43,825
*	Outdoor Channel Holdings, Inc.	300	2,397
*	Overstock.com, Inc.	200	4,228
*	P.F. Chang’s China Bistro, Inc.	100	2,598
*	Pacific Sunwear of California, Inc.	900	5,697
* #	Panera Bread Co.	100	5,374
*	Papa John’s International, Inc.	100	2,792
*	PC Mall, Inc.	200	1,914
	Pennichuck Corp.	100	2,323
#	Penske Automotive Group, Inc.	1,300	17,225
*	PetMed Express, Inc.	300	4,272
#	PETsMART, Inc.	600	16,182
	Phillips-Van Heusen Corp.	400	15,224
*	Playboy Enterprises, Inc. Class B	300	1,278
	Polaris Industries, Inc.	100	4,509
	Polo Ralph Lauren Corp.	300	22,764
	Pool Corp.	200	4,852
* #	Priceline.com, Inc.	300	27,894
	PRIMEDIA, Inc.	400	1,160
*	Princeton Review, Inc.	300	2,328
#	Pulte Homes, Inc.	3,400	49,334
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	700	1,232
*	Quiksilver, Inc.	1,600	12,336
	RadioShack Corp.	1,500	28,515
*	RC2 Corp.	200	5,034
	RCN Corp.	500	6,930
* #	Red Robin Gourmet Burgers, Inc.	100	2,670
	Regis Corp.	300	8,238
*	Rent-A-Center, Inc.	900	20,394
*	Rentrak Corp.	200	3,030
*	Retail Ventures, Inc.	400	1,872
	Ross Stores, Inc.	500	20,105
	Royal Caribbean Cruises, Ltd.	500	13,590
	Ryland Group, Inc.	600	13,908
*	Saga Communications, Inc. Class A	400	2,516
*	Sally Beauty Holdings, Inc.	500	4,270
	Sauer-Danfoss, Inc.	400	13,108
	Scripps Networks Interactive	800	33,232
* #	Sears Holdings Corp.	700	64,365
	Service Corp. International	1,500	15,315
	Shiloh Industries, Inc.	200	1,704
*	Shoe Carnival, Inc.	200	3,264
	Sinclair Broadcast Group, Inc. Class A	1,000	7,090
*	Sirius XM Radio, Inc.	16,664	22,163
*	Skechers U.S.A., Inc. Class A	100	1,912
	Skyline Corp.	100	2,287
	Snap-On, Inc.	800	45,616
* #	Sonic Corp.	200	2,898
	Spartan Motors, Inc.	300	1,419

5

	Speedway Motorsports, Inc.	200	4,426
	Sport Supply Group, Inc.	200	2,440
	Stage Stores, Inc.	300	4,776
*	Stamps.com, Inc.	300	4,119
	Standard Pacific Corp.	1,100	3,520
	Staples, Inc.	3,600	87,120
*	Starbucks Corp.	2,500	38,900
	Starwood Hotels & Resorts Worldwide, Inc.	300	10,875
	Stein Mart, Inc.	500	1,975
*	Steven Madden, Ltd.	200	5,030
	Stewart Enterprises, Inc.	300	2,808
*	Stoneridge, Inc.	400	5,080
#	Superior Industries International, Inc.	500	8,785
	Systemax, Inc.	500	7,710
	Talbots, Inc.	700	9,569
	Target Corp.	3,200	169,664
*	Tenneco Automotive, Inc.	400	5,844
*	Texas Roadhouse, Inc.	300	2,694
* #	The Children’s Place Retail Stores, Inc.	200	8,390
*	The DIRECTV Group, Inc.	3,352	94,560
*	The Dress Barn, Inc.	700	11,382
	The Marcus Corp.	200	3,436
#	The Men’s Wearhouse, Inc.	800	17,520
#	The New York Times Co. Class A	3,400	44,166
	The Stanley Works	700	33,565
	The TJX Companies, Inc.	800	28,992
*	thinkorswim Group, Inc.	200	2,006
	Thor Industries, Inc.	300	6,894
*	Ticketmaster	380	8,143
	Tiffany & Co.	900	39,753
*	Timberland Co. Class A	1,300	21,918
	Time Warner, Inc.	18,200	297,934
*	TiVo, Inc.	600	5,076
*	Toll Brothers, Inc.	1,000	24,880
* #	Tractor Supply Co.	400	17,048
	Triarc Companies, Inc. Class B	300	1,743
*	TRW Automotive Holdings Corp.	600	11,508
*	Tuesday Morning Corp.	400	1,684
	Tupperware Corp.	400	14,288
*	Tween Brands, Inc.	300	3,258
	Tyco Electronics, Ltd.	2,100	69,111
*	Unifi, Inc.	600	2,394
	Unifirst Corp.	200	8,606
* #	Urban Outfitters, Inc.	700	24,934
	V.F. Corp.	400	31,700
* #	Vail Resorts, Inc.	200	8,798
*	Valassis Communications, Inc.	1,500	14,115
*	ValueVision Media, Inc. Class A	500	1,170
*	Viacom, Inc. Class A	100	2,961
*	Viacom, Inc. Class B	2,000	58,960
	Visteon Corp.	1,500	4,830
* #	Volcom, Inc.	200	3,568
	WABCO Holdings, Inc.	700	30,660
*	Warnaco Group, Inc.	300	15,471
	Warner Music Group Corp.	1,200	10,296

6

	Wendy’s International, Inc.	200	4,854
*	Wet Seal, Inc. Class A	900	4,239
#	Whirlpool Corp.	900	73,224
	Wiley (John) & Sons, Inc. Class A	500	23,790
#	Williams-Sonoma, Inc.	1,600	28,304
#	Winnebago Industries, Inc.	300	3,405
*	WMS Industries, Inc.	300	10,080
	Wolverine World Wide, Inc.	300	7,899
	World Wrestling Entertainment, Inc.	400	6,508
	Wyndham Worldwide Corp.	1,100	21,208
	Yum! Brands, Inc.	600	21,408
* #	Zale Corp.	300	8,193
Total Consumer Discretionary			7,220,906

Consumer Staples — (7.7%)
	Alberto-Culver Co.	300	7,848
	Altria Group, Inc.	6,300	132,489
	Andersons, Inc.	100	4,496
	Anheuser-Busch Companies, Inc.	2,600	176,436
	Avon Products, Inc.	1,300	55,679
	B&G Foods, Inc.	400	3,224
*	Bare Escentuals, Inc.	620	7,713
*	BJ’s Wholesale Club, Inc.	200	7,606
#	Brown-Forman Corp. Class B	400	28,804
#	Cal-Maine Foods, Inc.	100	3,949
	Casey’s General Stores, Inc.	200	5,800
*	Central European Distribution Corp.	500	28,845
* #	Chattem, Inc.	100	7,012
#	Chiquita Brands International, Inc.	800	11,744
	Church & Dwight Co., Inc.	700	43,750
	Clorox Co.	800	47,280
	Coca-Cola Co.	9,300	484,251
	Coca-Cola Enterprises, Inc.	4,300	73,401
	Colgate-Palmolive Co.	2,700	205,281
*	Collective Brands, Inc.	400	5,808
	ConAgra, Inc.	2,200	46,794
*	Constellation Brands, Inc. Class A	800	16,888
	Corn Products International, Inc.	400	17,916
*	Darling International, Inc.	200	2,746
*	Dean Foods Co.	1,300	32,721
	Del Monte Foods Co.	1,300	11,076
	Diamond Foods, Inc.	200	5,034
*	Elizabeth Arden, Inc.	200	4,092
#	Estee Lauder Companies, Inc.	800	39,816
	Farmer Brothers Co.	100	2,606
	Flowers Foods, Inc.	1,500	39,660
	General Mills, Inc.	1,900	125,742
	Great Atlantic & Pacific Tea, Inc.	300	4,896
* #	Green Mountain Coffee, Inc.	300	10,947
*	Hain Celestial Group, Inc.	700	18,193
	Heinz (H.J.) Co.	1,600	80,512
	Hormel Foods Corp.	400	14,264
	Imperial Sugar Co.	100	1,403
	Ingles Market, Inc. Class A	100	2,471
	Inter Parfums, Inc.	150	2,128

7

	J & J Snack Foods Corp.	100	3,369
	J.M. Smucker Co.	1,000	54,230
	Kellogg Co.	1,800	97,992
	Kimberly-Clark Corp.	1,300	80,184
	Kraft Foods, Inc.	7,200	226,872
	Lancaster Colony Corp.	100	3,478
	Lance, Inc.	200	4,098
*	Maui Land & Pineapple Co., Inc.	100	2,683
	McCormick & Co., Inc.	300	12,135
*	Medifast, Inc.	300	2,487
	Molson Coors Brewing Co.	1,000	47,650
*	National Beverage Corp.	300	2,736
*	NBTY, Inc.	400	13,296
	Nu Skin Enterprises, Inc. Class A	200	3,350
*	Omega Protein Corp.	300	4,074
*	Pantry, Inc.	100	1,834
*	Parlux Fragrances, Inc.	400	2,812
*	Peet’s Coffee & Tea, Inc.	100	2,624
	PepsiCo, Inc.	5,000	342,400
	Philip Morris International, Inc.	6,700	359,790
*	Prestige Brands Holdings, Inc.	300	2,850
	PriceSmart, Inc.	200	4,250
	Procter & Gamble Co.	11,400	795,378
	Ralcorp Holdings, Inc.	100	6,140
	Reynolds American, Inc.	1,000	52,980
	Ruddick Corp.	300	9,552
	Safeway, Inc.	4,000	105,360
	Sanderson Farms, Inc.	200	6,862
	Sara Lee Corp.	1,500	20,250
* #	Smithfield Foods, Inc.	2,500	50,275
	Spartan Stores, Inc.	100	2,274
	SUPERVALU, Inc.	1,100	25,509
	Sysco Corp.	1,600	50,928
	The Hershey Co.	900	32,481
	The Kroger Co.	2,000	55,240
*	TreeHouse Foods, Inc.	200	5,552
*	United Natural Foods, Inc.	600	11,532
	Universal Corp.	300	15,576
	Walgreen Co.	1,500	54,645
	Wal-Mart Stores, Inc.	7,600	448,932
	WD-40 Co.	100	3,489
	Weis Markets, Inc.	100	3,785
#	Whole Foods Market, Inc.	500	9,155
*	Winn-Dixie Stores, Inc.	400	5,648
	Wrigley (Wm.) Jr. Co.	600	47,688
Total Consumer Staples			4,915,746

Energy — (11.0%)
*	Abraxas Petroleum Corp.	700	2,527
*	Allis-Chalmers Energy, Inc.	700	10,122
	Anadarko Petroleum Corp.	2,400	148,152
	Apache Corp.	1,800	205,884
	Arch Coal, Inc.	500	27,120
*	Arena Resources, Inc.	300	13,401
	Atlas America, Inc.	500	18,740

8

*	ATP Oil & Gas Corp.	300	7,710
*	Atwood Oceanics, Inc.	800	32,528
	Baker Hughes, Inc.	1,700	136,017
*	Basic Energy Services, Inc.	700	20,461
	Berry Petroleum Corp. Class A	500	20,810
*	Bill Barret Corp.	700	27,566
	BJ Services Co.	1,900	51,015
*	Boots & Coots International Well Control, Inc.	600	1,830
*	BPZ Resources, Inc.	500	9,850
*	Brigham Exploration Co.	900	12,213
* #	Bristow Group, Inc.	300	12,231
	Cabot Oil & Gas Corp.	800	35,552
*	Cal Dive International, Inc.	1,500	17,325
*	Callon Petroleum Co.	400	7,948
*	Cameron International Corp.	700	32,613
	CARBO Ceramics, Inc.	300	18,030
*	Carrizo Oil & Gas, Inc.	300	14,892
	Chesapeake Energy Corp.	2,800	135,520
	Chevron Corp.	13,400	1,156,688
	Cimarex Energy Co.	1,200	66,648
*	Clayton Williams Energy, Inc.	100	8,094
*	CNX Gas Corp.	700	21,238
*	Complete Production Services, Inc.	1,000	29,550
*	Comstock Resources, Inc.	600	38,964
	ConocoPhillips	6,000	495,060
	CONSOL Energy, Inc.	600	40,626
*	Contango Oil & Gas Co.	300	21,336
*	Credo Petroleum Corp.	200	2,142
#	Crosstex Energy, Inc.	200	6,514
*	Crusader Energy Group, Inc.	900	3,951
*	Dawson Geophysical Co.	100	6,273
* #	Delta Petroleum Corp.	1,300	23,348
*	Denbury Resources, Inc.	900	22,401
	Devon Energy Corp.	2,800	285,740
	Diamond Offshore Drilling, Inc.	400	43,964
*	Dresser-Rand Group, Inc.	1,400	56,784
*	Dril-Quip, Inc.	500	27,505
*	Edge Petroleum Corp.	500	2,280
*	Encore Acquisition Co.	900	46,404
*	Endeavour International Corp.	1,300	2,236
*	Energy Partners, Ltd.	300	3,570
	ENSCO International, Inc.	1,000	67,780
	EOG Resources, Inc.	1,100	114,862
*	Evolution Petroleum Corp.	400	1,468
*	EXCO Resources, Inc.	1,600	42,368
*	FMC Technologies, Inc.	500	26,780
*	Forest Oil Corp.	900	51,228
	Foundation Coal Holdings, Inc.	400	23,660
*	Gasco Energy, Inc.	800	2,104
*	Geokinetics, Inc.	200	3,916
*	Geomet, Inc.	600	4,188
*	GeoResources, Inc.	200	3,290
* #	GMX Resources, Inc.	200	13,568
*	Goodrich Petroleum Corp.	400	20,340
*	Grey Wolf, Inc.	3,300	28,743

9

	Gulf Island Fabrication, Inc.	200	8,614
*	Gulfmark Offshore, Inc.	500	25,050
*	Gulfport Energy Corp.	600	8,004
	Halliburton Co.	4,400	193,336
*	Harvest Natural Resources, Inc.	500	5,540
* #	Helix Energy Solutions Group, Inc.	1,000	30,770
	Helmerich & Payne, Inc.	800	45,696
* #	Hercules Offshore, Inc.	500	11,035
*	HKN, Inc.	200	1,884
	Holly Corp.	200	6,400
*	Hornbeck Offshore Services, Inc.	600	26,436
*	International Coal Group, Inc.	1,500	15,345
*	James River Coal Co.	200	8,434
*	Key Energy Group, Inc.	1,500	25,200
*	Kodiak Oil & Gas Corp.	600	1,740
	Lufkin Industries, Inc.	200	18,558
	Marathon Oil Corp.	5,500	247,885
*	Mariner Energy, Inc.	1,300	37,817
	Massey Energy Co.	200	13,192
*	Matrix Service Co.	300	7,884
*	McMoran Exploration Co.	400	10,940
*	Meridian Resource Corp.	900	2,439
*	Mitcham Industries, Inc.	200	3,056
	Murphy Oil Corp.	700	54,971
*	NATCO Group, Inc. Class A	200	10,138
*	National Coal Corp.	300	2,496
*	National-Oilwell, Inc.	1,400	103,222
*	Natural Gas Services Group	200	5,188
*	Newfield Exploration Co.	1,600	72,352
*	Newpark Resources, Inc.	1,700	14,586
	Noble Corp.	1,400	70,406
	Noble Energy, Inc.	800	57,384
* #	Northern Oil & Gas, Inc.	300	2,220
	Occidental Petroleum Corp.	2,600	206,336
* #	Oceaneering International, Inc.	500	31,205
*	Oil States International, Inc.	800	44,504
*	OMNI Energy Services Corp.	400	1,760
	Overseas Shipholding Group, Inc.	600	43,044
*	Pacific Ethanol, Inc.	400	824
*	Parallel Petroleum Corp.	400	5,296
*	Parker Drilling Co.	2,500	23,175
	Patterson-UTI Energy, Inc.	1,400	39,788
	Peabody Energy Corp.	900	56,655
	Penn Virginia Corp.	300	19,854
*	Petrohawk Energy Corp.	1,800	62,298
*	Petroleum Development Corp.	300	18,237
* #	PetroQuest Energy, Inc.	500	9,245
*	PHI, Inc. Non-Voting	200	7,682
*	Pioneer Drilling Co.	1,100	18,436
	Pioneer Natural Resources Co.	1,200	75,804
*	Plains Exploration & Production Co.	400	21,560
*	Pride International, Inc.	1,900	72,979
*	Quest Resource Corp.	300	1,443
*	Quicksilver Resources, Inc.	600	14,514
	Range Resources Corp.	700	32,494

10

	Rowan Companies, Inc.	800	29,552
	RPC, Inc.	1,100	20,053
	Schlumberger, Ltd.	4,400	414,568
*	SEACOR Holdings, Inc.	400	35,260
	Smith International, Inc.	723	50,428
*	Southwestern Energy Co.	1,400	53,718
	Spectra Energy Corp.	2,200	58,212
	St. Mary Land & Exploration Co.	700	29,554
*	Stone Energy Corp.	500	23,835
*	SulphCo, Inc.	900	2,628
*	Superior Energy Services, Inc.	500	23,520
*	Superior Well Services, Inc.	400	13,184
*	Swift Energy Corp.	500	23,355
*	T-3 Energy Services, Inc.	100	5,583
*	Teton Energy Corp.	400	1,620
*	TETRA Technologies, Inc.	1,100	24,354
*	TGC Industries, Inc.	300	2,184
	The Williams Companies, Inc.	1,900	58,691
	Tidewater, Inc.	800	48,536
*	Toreador Resources Corp.	300	2,595
* #	Trico Marine Services, Inc.	200	4,750
*	Tri-Valley Corp.	300	2,106
* #	TXCO Resources, Inc.	400	4,844
*	Union Drilling, Inc.	300	4,266
*	Unit Corp.	700	47,411
*	Uranium Resources, Inc.	500	1,150
*	VAALCO Energy, Inc.	1,100	8,613
*	Venoco, Inc.	400	6,744
	W&T Offshore, Inc.	1,000	35,160
*	Warren Resources, Inc.	1,100	12,419
*	Weatherford International, Ltd.	2,100	81,018
*	Westmoreland Coal Co.	200	4,036
*	Whiting Petroleum Corp.	700	67,368
	World Fuel Services Corp.	200	5,762
	XTO Energy, Inc.	1,800	90,738
Total Energy			7,088,834

Financials — (13.8%)
	21st Century Holding Co.	200	1,342
	Abington Bancorp, Inc.	200	1,978
	Advance America Cash Advance Centers, Inc.	300	1,476
	Advanta Corp. Class A	300	1,956
	Advanta Corp. Class B	400	3,052
*	Affiliated Managers Group, Inc.	600	57,132
	AFLAC, Inc.	1,000	56,700
*	Allegheny Corp.	102	32,640
	Allstate Corp.	2,700	121,851
*	Alphatec Holdings, Inc.	500	2,395
	Amcore Financial, Inc.	102	902
	American Bancorp of New Jersey, Inc.	200	2,114
#	American Capital, Ltd.	2,000	43,480
	American Equity Investment Life Holding Co.	1,100	10,109
	American Financial Group, Inc.	1,600	45,648
	American International Group, Inc.	7,075	152,042
* #	AmeriCredit Corp.	1,100	11,638

11

	Ameriprise Financial, Inc.	700	31,465
*	Amerisafe, Inc.	200	3,698
	AmTrust Financial Services, Inc.	500	7,030
	AON Corp.	1,100	52,239
	Arrow Financial Corp.	200	4,936
#	Asset Acceptance Capital Corp.	500	5,420
#	Associated Banc-Corp.	800	14,000
	Assurant, Inc.	1,200	70,116
	Astoria Financial Corp.	600	13,110
	Atlantic Coast Federal Corp.	300	2,370
	BancFirst Corp.	100	4,814
	BancorpSouth, Inc.	500	11,510
#	BancTrust Financial Group, Inc.	200	1,688
	Bank Mutual Corp.	200	2,410
	Bank of America Corp.	21,800	678,852
* #	Bank of Florida Corp.	200	1,588
	Bank of Granite Corp.	300	2,298
#	Bank of Hawaii Corp.	200	10,576
	Bank of New York Mellon Corp.	3,800	131,518
	Bank of the Ozarks, Inc.	100	2,237
	BankAtlantic Bancorp, Inc. Class A	700	1,302
	BankFinancial Corp.	200	2,984
*	BGC Partners, Inc. Class A	200	1,318
#	Blackrock, Inc.	300	65,175
*	Broadopoint Securities Group, Inc.	1,100	3,685
	Brookline Bancorp, Inc.	400	4,112
	Brown & Brown, Inc.	1,700	34,476
	Cadence Financial Corp.	200	1,838
	Capital One Financial Corp.	1,600	70,624
	Capitol Federal Financial	200	8,744
	Cardinal Financial Corp.	300	2,547
	Cash America International, Inc.	400	16,556
#	Cathay General Bancorp	300	5,808
*	CB Richard Ellis Group, Inc.	2,400	31,368
	Center Bancorp, Inc.	300	3,171
	Chemical Financial Corp.	100	2,883
	Chubb Corp.	1,100	52,811
	Cincinnati Financial Corp.	1,200	35,568
	Citigroup, Inc.	37,900	719,721
#	Citizens Republic Bancorp, Inc.	600	2,202
* #	Citizens, Inc.	700	4,984
	City Holding Co.	100	4,181
	City National Corp.	500	24,745
#	Clifton Savings Bancorp, Inc.	200	2,204
	CNA Financial Corp.	2,600	72,904
*	CNA Surety Corp.	600	9,642
#	Cohen & Steers, Inc.	400	11,640
	Columbia Banking System, Inc.	100	1,400
#	Comerica, Inc.	700	19,663
	Community Bank System, Inc.	100	2,260
	Community Trust Bancorp, Inc.	100	3,354
	Compass Diversified Holdings	200	2,568
* #	CompuCredit Corp.	700	3,633
*	Conseco, Inc.	2,600	23,322
*	Core-Mark Holding Co., Inc.	200	5,900

12

#	Corus Bankshares, Inc.	200	794
*	Cowen Group, Inc.	300	2,754
#	CVB Financial Corp.	400	4,300
	Delphi Financial Group, Inc. Class A	700	18,781
	Dime Community Bancshares	200	3,284
	Discover Financial Services	4,600	75,670
*	Dollar Financial Corp.	200	3,656
	Donegal Group, Inc. Class A	300	5,394
	Eastern Insurance Holdings, Inc.	200	3,048
*	eHealth, Inc.	200	2,968
	Employers Holdings, Inc.	600	10,428
*	Encore Capital Group, Inc.	400	5,080
#	Enterprise Financial Services Corp.	100	1,876
	Erie Indemnity Co.	500	23,125
	ESSA Bancorp, Inc.	200	2,676
*	Exlservice Holdings, Inc.	100	1,090
#	F.N.B. Corp.	500	5,845
* #	FCStone Group, Inc.	200	4,182
	Federated Investors, Inc.	500	16,720
	Fidelity National Financial, Inc.	3,000	42,090
#	Financial Federal Corp.	400	9,988
*	First Acceptance Corp.	700	2,296
	First American Corp.	1,300	32,851
#	First Busey Corp.	200	2,832
*	First Cash Financial Services, Inc.	200	3,706
	First Commonwealth Financial Corp.	500	5,715
	First Community Bancshares, Inc.	100	3,193
	First Financial Bancorp	200	2,604
#	First Financial Bankshares, Inc.	100	4,907
	First Financial Corp.	100	4,148
	First Financial Holdings, Inc.	100	2,184
*	First Mercury Financial Corp.	200	2,946
	First Midwest Bancorp, Inc.	200	4,476
	First Niagara Financial Group, Inc.	500	7,480
	First Security Group, Inc.	100	789
	FirstMerit Corp.	400	8,096
	Flushing Financial Corp.	200	3,478
	FNB United Corp.	100	752
#	Forest City Enterprises, Inc. Class A	800	23,008
	Franklin Resources, Inc.	500	52,250
#	Frontier Financial Corp.	200	2,230
	Gallagher (Arthur J.) & Co.	900	23,832
	GAMCO Investors, Inc.	100	4,740
#	Gateway Financial Holdings, Inc.	300	2,067
	Genworth Financial, Inc.	3,200	51,360
	German American Bancorp, Inc.	200	2,598
	GFI Group, Inc.	400	4,640
	Glacier Bancorp, Inc.	400	8,528
#	Greenhill & Co., Inc.	300	19,830
*	Hallmark Financial Services, Inc.	200	1,846
	Hancock Holding Co.	100	4,905
	Hanover Insurance Group, Inc.	700	33,061
	Harleysville Group, Inc.	300	10,881
#	Harleysville National Corp.	200	2,940
* #	Harris & Harris Group, Inc.	300	2,196

13

	Hartford Financial Services Group, Inc.	1,700	107,236
	HCC Insurance Holdings, Inc.	1,600	40,288
	Heritage Financial Group	200	2,118
	Hilb Rogal Hamilton Co.	600	27,330
*	Hilltop Holdings, Inc.	600	6,246
	Home Bancshares, Inc.	108	2,595
	Home Federal Bancorp, Inc.	400	4,400
	IBERIABANK Corp.	100	5,423
	Independence Holding Co.	300	3,942
	Independent Bank Corp. (MA)	100	2,766
*	IntercontinentalExchange, Inc.	400	35,212
	International Bancshares Corp.	400	10,336
*	Investment Technology Group, Inc.	300	9,600
*	Investors Bancorp, Inc.	700	10,241
	Janus Capital Group, Inc.	1,200	32,364
	JPMorgan Chase & Co.	16,900	650,481
* #	KBW, Inc.	300	8,862
	Kearny Financial Corp.	300	4,167
*	Knight Capital Group, Inc.	1,100	18,964
* #	Ladenburg Thalmann Financial Services, Inc.	1,200	2,484
	Lakeland Bancorp, Inc.	200	2,360
	Lakeland Financial Corp.	100	2,037
	Legacy Bancorp, Inc.	200	2,758
	Legg Mason, Inc.	1,000	44,530
#	Lehman Brothers Holdings, Inc.	1,600	25,744
	Leucadia National Corp.	2,400	111,096
	Lincoln National Corp.	1,100	55,836
*	Liquidity Services, Inc.	200	2,192
	Loews Corp.	1,600	69,488
*	Loopnet, Inc.	300	3,198
	MainSource Financial Group, Inc.	200	3,622
*	Markel Corp.	100	37,000
*	MarketAxess Holdings, Inc.	300	3,015
	Marsh & McLennan Companies, Inc.	1,000	31,930
	Mastercard, Inc.	300	72,765
	MB Financial, Inc.	300	8,349
	MBT Financial Corp.	300	1,365
	Meadowbrook Insurance Group, Inc.	500	3,350
	Medallion Financial Corp.	300	3,114
	Mercury General Corp.	800	40,752
	Merrill Lynch & Co., Inc.	4,594	130,240
#	MetLife, Inc.	1,700	92,140
#	Midwest Banc Holdings, Inc.	200	1,114
#	Moody’s Corp.	700	28,462
	Morgan Stanley	6,362	259,760
*	Move, Inc.	500	1,350
	Nara Bancorp, Inc.	200	2,190
*	NASDAQ Stock Market, Inc.	500	16,345
#	National Interstate Corp.	300	5,829
#	National Penn Bancshares, Inc.	500	7,140
*	Navigators Group, Inc.	200	10,480
	NBT Bancorp, Inc.	100	2,509
	Nelnet, Inc. Class A	400	6,288
	New Westfield Financial, Inc.	100	1,022
	New York Community Bancorp, Inc.	2,400	39,576

14

	NewAlliance Bancshares, Inc.	700	9,597
	NewBridge Bancorp	300	1,797
*	Newstar Financial, Inc.	600	5,280
	Northeast Community Bancorp, Inc.	300	3,030
	Northern Trust Corp.	1,100	88,429
	Northwest Bancorp, Inc.	300	8,322
	NYMAGIC, Inc.	200	4,336
	NYSE Euronext	800	32,472
	OceanFirst Financial Corp.	200	3,610
*	Ocwen Financial Corp.	800	5,576
	Odyssey Re Holdings Corp.	1,000	37,760
#	Old National Bancorp	400	6,972
	Old Republic International Corp.	3,200	34,976
#	Old Second Bancorp, Inc.	100	1,693
	optionsXpress Holding, Inc.	200	4,614
* #	Oritani Financial Corp.	300	5,058
#	Pacific Capital Bancorp	200	2,942
#	Park National Corp.	100	6,130
*	Penn Treaty American Corp.	100	224
*	Penson Worldwide, Inc.	200	3,370
	People’s United Financial, Inc.	1,403	25,142
*	Philadelphia Consolidated Holding Corp.	1,100	65,703
*	Pico Holdings, Inc.	200	9,528
*	Pinnacle Financial Partners, Inc.	100	2,532
	PNC Financial Services Group, Inc.	400	28,780
* #	Portfolio Recovery Associates, Inc.	200	8,508
	Principal Financial Group, Inc.	800	36,632
#	PrivateBancorp, Inc.	500	15,320
*	ProAssurance Corp.	500	26,950
	Progressive Corp.	7,700	142,219
	Prosperity Bancshares, Inc.	200	6,394
	Protective Life Corp.	1,000	36,290
	Provident Financial Services, Inc.	400	6,100
	Provident New York Bancorp	200	2,768
	Prudential Financial, Inc.	400	29,484
	QC Holdings, Inc.	300	1,899
#	Raymond James Financial, Inc.	1,700	52,411
#	Reinsurance Group of America, Inc.	700	33,712
	Renasant Corp.	100	1,891
	Resource America, Inc.	300	3,705
*	Rewards Network, Inc.	100	505
	Riverview Bancorp, Inc.	100	651
	RLI Corp.	400	22,364
	Rockville Financial, Inc.	200	2,894
	Roma Financial Corp.	200	3,038
	Rome Bancorp, Inc.	200	2,160
	S&T Bancorp, Inc.	100	3,356
	S.Y. Bancorp, Inc.	100	2,824
	SAFECO Corp.	1,000	67,600
	Safety Insurance Group, Inc.	300	12,900
	Sanders Morris Harris Group, Inc.	400	4,200
	Sandy Spring Bancorp, Inc.	100	1,790
	Schwab (Charles) Corp.	3,500	83,965
*	Seabright Insurance Holdings	400	4,856
	SEI Investments Co.	1,000	23,620

15

	Selective Insurance Group, Inc.	900	21,726
*	Signature Bank	100	2,957
	Simmons First National Corp. Class A	100	2,842
*	SLM Corp.	6,100	100,711
#	Smithtown Bancorp, Inc.	100	1,901
	Southern Community Financial Corp.	300	1,461
	Southside Bancshares, Inc.	105	2,284
	Sovereign Bancorp, Inc.	600	5,796
	StanCorp Financial Group, Inc.	700	34,307
	State Auto Financial Corp.	700	21,609
#	State Bancorp, Inc.	200	2,970
	State Street Corp.	2,000	135,340
#	StellarOne Corp.	200	3,358
	Sterling Bancorp	200	3,118
	Sterling Bancshares, Inc.	200	1,968
	Stewart Information Services Corp.	300	5,613
*	Stifel Financial Corp.	300	12,261
	Student Loan Corp.	200	23,582
	Suffolk Bancorp	100	3,553
	Susquehanna Bancshares, Inc.	600	9,588
* #	SVB Financial Group	100	5,605
	SWS Group, Inc.	200	4,036
	Synovus Financial Corp.	1,000	9,200
	T. Rowe Price Group, Inc.	700	41,552
*	TD Ameritrade Holding Corp.	2,300	46,989
*	Tejon Ranch Co.	200	6,842
*	Texas Capital Bancshares, Inc.	200	3,122
	TFS Financial Corp.	3,300	40,326
#	The Goldman Sachs Group, Inc.	1,800	295,146
#	The St. Joe Corp.	500	18,635
	The Travelers Companies, Inc.	3,000	132,480
	Thomas Properties Group, Inc.	200	1,926
	Torchmark Corp.	700	41,818
	Tower Group, Inc.	200	4,190
*	Tradestation Group, Inc.	500	5,020
	Transatlantic Holdings, Inc.	600	36,060
*	Tree.com, Inc.	63	479
	TrustCo Bank Corp. (NY)	400	3,912
	Trustmark Corp.	400	7,676
	U.S. Bancorp	2,400	76,464
	UMB Financial Corp.	300	15,609
#	Umpqua Holdings Corp.	300	4,188
	UnionBanCal Corp.	400	29,472
#	United Bankshares, Inc.	200	5,150
#	United Community Banks, Inc.	200	2,352
	United Financial Bancorp, Inc.	400	5,116
	United Fire & Casualty Co.	500	14,870
	Unitrin, Inc.	900	22,977
	Univest Corporation of Pennsylvania	100	2,889
	Unum Group	2,600	66,066
	Valley National Bancorp	315	6,303
	ViewPoint Financial Group	200	3,278
	W. R. Berkley Corp.	1,900	44,764
	Waddell & Reed Financial, Inc.	500	16,100
	Washington Federal, Inc.	500	8,615

16

	Washington Trust Bancorp, Inc.	100	2,457
*	Waterstone Financial, Inc.	200	1,966
	Webster Financial Corp.	200	4,264
	Wells Fargo & Co.	22,500	681,075
	Wesbanco, Inc.	100	2,478
#	West Bancorporation	300	3,639
#	Westamerica Bancorporation	100	5,120
* #	Western Alliance Bancorp	200	2,600
	White Mountains Insurance Group, Ltd.	200	94,580
#	Whitney Holding Corp.	400	8,660
#	Wilmington Trust Corp.	400	9,388
	Wilshire Bancorp, Inc.	200	2,714
	Wintrust Financial Corp.	100	2,325
*	World Acceptance Corp.	200	7,804
	Yadkin Valley Financial Corp.	200	3,270
	Zenith National Insurance Corp.	500	19,095
Total Financials			8,875,224

Health Care — (10.3%)
*	Abaxis, Inc.	100	1,989
	Abbott Laboratories	5,700	327,351
*	Abiomed, Inc.	200	3,604
*	Accelrys, Inc.	251	1,288
*	Acorda Therapeutics, Inc.	200	5,630
*	Adolor Corp.	600	1,956
* #	Advanced Medical Optics, Inc.	800	17,304
	Aetna, Inc.	2,100	90,594
*	Affymax, Inc.	200	3,748
*	Affymetrix, Inc.	500	4,290
*	Air Methods Corp.	100	2,887
*	Alexion Pharmaceuticals, Inc.	600	27,048
*	Alexza Pharmaceuticals, Inc.	400	2,124
* #	Align Technology, Inc.	200	2,608
*	Alkermes, Inc.	900	12,033
#	Allergan, Inc.	1,100	61,457
*	Alliance Imaging, Inc.	400	4,644
*	Allion Healthcare, Inc.	400	2,764
*	Allos Therapeutics, Inc.	300	2,799
*	Allscripts Healthcare Solutions, Inc.	400	5,736
* #	Alnylam Pharmaceuticals, Inc.	200	5,930
	Alpharma, Inc. Class A	600	21,420
*	Altus Pharmaceuticals, Inc.	500	795
*	Amag Pharmaceuticals, Inc.	200	7,738
*	Amedisys, Inc.	300	15,966
*	America Services Group, Inc.	200	2,168
*	American Dental Partners, Inc.	200	2,500
*	American Medical Systems Holdings, Inc.	600	10,680
*	AMERIGROUP Corp.	200	5,176
*	Amgen, Inc.	1,500	94,275
*	AMICAS, Inc.	600	1,758
*	AMN Healthcare Services, Inc.	200	3,800
*	Amsurg Corp.	207	5,612
* #	Amylin Pharmaceuticals, Inc.	700	15,386
	Analogic Corp.	200	13,540
*	AngioDynamics, Inc.	200	3,286

17

*	APP Pharmaceuticals, Inc.	2,200	52,074
	Applied Biosystems, Inc.	600	21,894
*	Apria Healthcare Group, Inc.	500	9,890
*	Ardea Biosciences, Inc.	200	2,664
*	Arena Pharmaceuticals, Inc.	900	5,463
*	Arqule, Inc.	300	1,056
* #	Arthrocare Corp.	200	5,128
*	Assisted Living Concepts, Inc.	400	2,832
*	AtriCure, Inc.	100	1,025
*	ATS Medical, Inc.	1,000	2,960
* #	Auxilium Pharmaceuticals, Inc.	200	7,862
* #	AVANT Immunotherapeutics, Inc.	200	2,766
*	Avigen, Inc.	600	2,448
#	Bard (C.R.), Inc.	300	28,035
*	Barr Laboratories, Inc.	200	13,508
	Baxter International, Inc.	2,600	176,176
	Beckman Coulter, Inc.	400	29,528
	Becton Dickinson & Co.	800	69,904
*	Biogen Idec, Inc.	400	20,372
*	Bio-Imaging Technologies, Inc.	200	1,582
*	BioMimetic Therapeutics, Inc.	200	2,304
*	Bio-Reference Laboratories, Inc.	100	2,833
*	BioSante Pharmaceuticals, Inc.	300	1,551
*	BioScrip, Inc.	600	2,412
*	Boston Scientific Corp.	5,300	66,568
	Bristol-Myers Squibb Co.	7,500	160,050
#	Brookdale Senior Living, Inc.	900	19,845
*	Bruker BioSciences Corp.	900	13,896
*	BSD Medical Corp.	100	795
*	Cadence Pharmaceuticals, Inc.	400	3,964
*	Caliper Life Sciences, Inc.	800	2,392
*	Capital Senior Living Corp.	300	2,361
*	Caraco Pharmaceutical Laboratories, Ltd.	200	3,220
*	Cardiac Science Corp.	500	5,125
*	Celera Corp.	900	12,600
*	Celgene Corp.	600	41,580
* #	Cell Genesys, Inc.	800	784
*	Centene Corp.	300	6,774
*	Cephalon, Inc.	300	22,986
*	Cepheid, Inc.	200	3,720
*	Cerner Corp.	500	23,025
*	Charles River Laboratories International, Inc.	400	26,244
	Cigna Corp.	500	20,940
*	Clinical Data, Inc.	200	3,306
* #	Columbia Laboratories, Inc.	600	2,190
*	Combinatorx, Inc.	600	1,896
*	Community Health Systems, Inc.	900	31,059
* #	Conceptus, Inc.	200	3,380
*	Conmed Corp.	300	9,588
*	Continucare Corp.	1,400	3,556
#	Cooper Companies, Inc.	400	14,732
*	Corvel Corp.	100	2,911
* #	Covance, Inc.	400	37,736
*	CPEX Pharmaceuticals, Inc.	30	495
*	Cross Country Healthcare, Inc.	400	6,268

18

*	CryoLife, Inc.	200	3,156
*	Cubist Pharmaceuticals, Inc.	200	4,406
*	Cutera, Inc.	200	2,234
* #	CV Therapeutics, Inc.	600	6,894
* #	Cyberonics, Inc.	200	4,290
*	Cypress Bioscience, Inc.	400	2,744
*	Cytokinetics, Inc.	600	3,120
* #	Cytori Therapeutics, Inc.	300	1,917
	Datascope Corp.	200	10,000
*	DaVita, Inc.	300	17,217
* #	Dendreon Corp.	400	2,352
	Dentsply International, Inc.	400	15,676
*	DepoMed, Inc.	500	2,185
*	Dionex Corp.	100	6,519
*	Durect Corp.	200	1,060
*	Dyax Corp.	200	960
*	Eclipsys Corp.	300	6,693
* #	Edwards Lifesciences Corp.	600	35,526
	Eli Lilly & Co.	2,000	93,300
*	Emergent Biosolutions, Inc.	300	4,158
* #	Emeritus Corp.	500	11,110
*	Endo Pharmaceuticals Holdings, Inc.	1,700	38,624
*	Enzo Biochem, Inc.	600	7,770
*	eResearch Technology, Inc.	300	4,047
*	ev3, Inc.	900	10,989
*	Exactech, Inc.	100	2,587
*	Exelixis, Inc.	600	3,414
*	Five Star Quality Care, Inc.	400	1,608
*	Forest Laboratories, Inc.	1,000	35,690
*	Genentech, Inc.	3,200	316,000
* #	Genomic Health, Inc.	200	4,470
*	Gen-Probe, Inc.	400	23,900
*	Gentiva Health Services, Inc.	400	11,132
*	Genzyme Corp.	400	31,320
*	Gilead Sciences, Inc.	3,000	158,040
*	GTx, Inc.	200	3,542
*	Haemonetics Corp.	200	12,544
*	Halozyme Therapeutics, Inc.	400	3,120
*	Hanger Orthopedic Group, Inc.	300	5,079
*	Harvard Bioscience, Inc.	500	2,290
*	Health Management Associates, Inc.	1,100	6,391
*	HealthExtras, Inc.	200	6,520
* #	HEALTHSOUTH Corp.	600	10,794
*	Healthspring, Inc.	800	15,888
*	HealthTronics, Inc.	400	1,688
*	Henry Schein, Inc.	400	23,392
#	Hill-Rom Holdings, Inc.	500	14,970
*	Hi-Tech Pharmacal Co., Inc.	200	1,874
*	HMS Holdings Corp.	100	2,479
*	Hologic, Inc.	700	14,854
*	Home Diagnostics, Inc.	300	3,099
*	Human Genome Sciences, Inc.	1,500	11,115
*	ICU Medical, Inc.	200	6,074
*	Idenix Pharmaceuticals, Inc.	600	4,878
*	Idera Pharmaceuticals, Inc.	200	2,924

19

*	IDEXX Laboratories, Inc.	300	16,890
*	I-Flow Corp.	200	1,962
* #	Illumina, Inc.	300	25,839
* #	ImClone Systems, Inc.	600	38,640
*	Immucor, Inc.	400	12,884
*	ImmunoGen, Inc.	700	3,766
*	Immunomedics, Inc.	900	1,944
*	Incyte Corp.	800	8,184
*	Infinity Pharmaceuticals, Inc.	118	870
*	Inspire Pharmaceuticals, Inc.	600	2,700
* #	Integra LifeSciences Holdings	200	9,698
*	InterMune, Inc.	300	5,691
*	Intuitive Surgical, Inc.	100	29,527
	Invacare Corp.	300	7,629
*	Inventiv Health, Inc.	200	4,414
*	Invitrogen Corp.	1,000	42,460
*	IRIS International, Inc.	200	3,704
* #	Isis Pharmaceuticals, Inc.	500	8,840
	Johnson & Johnson	14,075	991,302
*	Kendle International, Inc.	100	4,945
*	Kensey Nash Corp.	100	3,601
*	Kinetic Concepts, Inc.	300	10,548
*	King Pharmaceuticals, Inc.	1,500	17,160
*	K-V Pharmaceutical Co. Class A	300	6,765
*	Lexicon Pharmaceuticals, Inc.	1,800	3,348
*	LHC Group, Inc.	200	5,826
*	LifePoint Hospitals, Inc.	500	16,870
*	Ligand Pharmaceuticals, Inc. Class B	600	2,028
*	Lincare Holdings, Inc.	600	19,800
*	Luminex Corp.	200	5,098
*	Magellan Health Services, Inc.	400	17,424
*	Maxygen, Inc.	700	3,451
	McKesson Corp.	600	34,668
*	Medarex, Inc.	1,100	8,118
*	MedCath Corp.	200	4,254
*	Medical Staffing Network Holdings, Inc.	600	1,614
	Medicis Pharmaceutical Corp. Class A	700	14,497
* #	Medivation, Inc.	200	4,958
	Medtronic, Inc.	1,600	87,360
#	Mentor Corp.	400	9,872
	Merck & Co., Inc.	5,300	189,051
	Meridian Bioscience, Inc.	100	2,842
*	Merit Medical Systems, Inc.	200	3,872
*	Metropolitan Health Networks, Inc.	1,000	2,220
*	Micromet, Inc.	400	2,492
* #	MiddleBrook Pharmaceuticals, Inc.	500	1,040
* #	Millipore Corp.	300	22,503
* #	Molina Healthcare, Inc.	200	6,294
*	Momenta Pharmaceuticals, Inc.	300	4,302
*	MWI Veterinary Supply, Inc.	100	3,939
* #	Mylan, Inc.	1,000	12,890
*	Myriad Genetics, Inc.	200	13,640
*	Nabi Biopharmaceuticals	800	4,608
	National Healthcare Corp.	100	4,997
*	Natus Medical, Inc.	200	4,920

20

* #	Nektar Therapeutics	300	1,191
*	Neogen Corp.	100	2,607
*	Neurocrine Biosciences, Inc.	500	2,585
*	NovaMed, Inc.	600	2,688
*	Novavax, Inc.	900	2,484
*	Noven Pharmaceuticals, Inc.	300	3,705
*	NPS Pharmaceuticals, Inc.	600	4,860
*	Nutraceutical International Corp.	200	2,456
*	NuVasive, Inc.	200	9,532
*	Odyssey Healthcare, Inc.	200	1,948
	Omnicare, Inc.	1,200	38,700
*	Omnicell, Inc.	300	4,605
*	Omrix Biopharmaceuticals, Inc.	200	4,600
*	Onyx Pharmaceuticals, Inc.	300	12,261
*	Optimer Pharmaceuticals, Inc.	300	2,388
*	OraSure Technologies, Inc.	400	1,996
*	OSI Pharmaceuticals, Inc.	400	20,200
*	Osiris Therapeutics, Inc.	200	3,072
	Owens & Minor, Inc.	200	9,224
*	Pain Therapeutics, Inc.	500	4,675
*	Palomar Medical Technologies, Inc.	200	2,894
*	Par Pharmaceutical Companies, Inc.	600	8,544
*	Parexel International Corp.	600	19,062
*	PDI, Inc.	200	1,490
	PDL BioPharma, Inc.	1,300	15,691
* #	Pediatrix Medical Group, Inc.	500	28,475
*	Penwest Pharmaceuticals Co.	556	2,052
	PerkinElmer, Inc.	1,900	53,979
	Perrigo Co.	800	27,992
	Pfizer, Inc.	33,700	644,007
	Pharmaceutical Products Development Service, Inc.	400	16,320
*	Pharmanet Development Group, Inc.	200	5,220
*	Phase Forward, Inc.	300	5,796
* #	Poniard Pharmaceuticals, Inc.	400	1,920
*	Pozen, Inc.	200	2,304
*	Progenics Pharmaceuticals, Inc.	500	6,870
*	Providence Service Corp.	100	1,281
*	PSS World Medical, Inc.	500	9,135
* #	Psychiatric Solutions, Inc.	400	15,100
	Quest Diagnostics, Inc.	1,000	54,050
* #	Questcor Pharmaceuticals, Inc.	500	2,730
*	Quidel Corp.	200	3,910
*	Regeneration Technologies, Inc.	500	4,690
*	Regeneron Pharmaceuticals, Inc.	700	15,204
*	RehabCare Group, Inc.	200	3,668
*	Repligen Corp.	200	1,074
*	Res-Care, Inc.	210	4,040
*	ResMed, Inc.	300	14,040
* #	Rigel Pharmaceuticals, Inc.	400	9,464
*	Rochester Medical Corp.	200	2,698
*	Salix Pharmaceuticals, Ltd.	600	4,080
* #	Sangamo BioSciences, Inc.	200	1,998
*	Savient Pharmaceuticals, Inc.	400	9,092
	Schering-Plough Corp.	5,400	104,760
#	Sciele Pharma, Inc.	400	7,708

21

*	Seattle Genetics, Inc.	300	3,345
*	Senomyx, Inc.	500	2,100
*	SenoRx, Inc.	300	1,821
*	Sepracor, Inc.	600	11,040
*	Sequenom, Inc.	300	6,819
*	Sirona Dental Systems, Inc.	400	10,996
*	Somanetics Corp.	100	2,480
*	SonoSite, Inc.	100	3,380
*	Spectranetics Corp.	200	1,608
*	St. Jude Medical, Inc.	500	22,915
*	Staar Surgical Co.	500	2,735
	Steris Corp.	600	22,062
*	Sun Healthcare Group, Inc.	200	3,438
*	Sunrise Senior Living, Inc.	400	8,132
*	SuperGen, Inc.	700	1,169
*	SurModics, Inc.	100	3,897
*	Symmetry Medical, Inc.	400	6,884
*	Synta Pharmaceuticals Corp.	300	2,658
*	Targacept, Inc.	272	2,489
*	Techne Corp.	300	23,151
*	Tenet Healthcare Corp.	2,600	15,678
*	Tercica, Inc.	333	2,974
*	The Medicines Co.	500	12,180
*	Theragenics Corp.	600	2,010
*	Thermo Fisher Scientific, Inc.	500	30,280
*	Thoratec Corp.	500	13,320
	Trimeris, Inc.	400	1,624
*	U.S. Physical Therapy, Inc.	200	3,962
*	United Therapeutics Corp.	300	31,839
	Universal Health Services, Inc.	500	30,890
*	Varian Medical Systems, Inc.	300	18,948
*	Varian, Inc.	200	9,942
*	VCA Antech, Inc.	600	18,444
*	Vertex Pharmaceuticals, Inc.	600	16,116
*	Vical, Inc.	600	1,926
*	ViroPharma, Inc.	900	13,185
*	Vital Images, Inc.	200	3,140
	Vital Signs, Inc.	100	7,385
*	Vivus, Inc.	400	3,380
*	Vnus Medical Technologies	200	4,434
*	Volcano Corp.	300	5,511
*	Waters Corp.	300	20,475
*	Watson Pharmaceuticals, Inc.	600	18,186
	West Pharmaceutical Services, Inc.	200	9,762
*	Wright Medical Group, Inc.	200	6,158
	Wyeth	5,200	225,056
*	Xenoport, Inc.	100	4,883
	Young Innovations, Inc.	200	4,098
*	Zimmer Holdings, Inc.	800	57,912
*	Zoll Medical Corp.	200	6,954
*	Zymogenetics, Inc.	510	4,253
Total Health Care			6,624,658

22

Industrials — (11.9%)
	3M Co.	2,200	157,520
	A.O. Smith Corp.	200	8,234
	ABM Industries, Inc.	400	10,512
*	Acco Brands Corp.	200	1,698
	Actuant Corp.	500	15,775
	Administaff, Inc.	200	5,480
*	Aerovironment, Inc.	200	6,692
*	AGCO Corp.	700	43,141
	Alamo Group, Inc.	100	2,093
	Albany International Corp. Class A	200	6,134
*	Allegiant Travel Co.	200	6,202
*	Alliant Techsystems, Inc.	500	52,615
*	Altra Holdings, Inc.	200	3,598
*	Amerco, Inc.	100	4,168
	American Railcar Industries, Inc.	200	3,242
*	American Reprographics Co.	200	3,542
	American Science & Engineering, Inc.	100	6,680
* #	American Superconductor Corp.	300	7,371
#	American Woodmark Corp.	200	4,752
	Ameron International Corp.	100	11,686
	Ametek, Inc.	500	24,270
	Ampco-Pittsburgh Corp.	100	4,344
	Apogee Enterprises, Inc.	200	4,000
	Applied Signal Technologies, Inc.	200	3,310
*	Argan, Inc.	200	3,400
*	Argon ST, Inc.	300	7,491
*	Astec Industries, Inc.	400	13,760
*	Atlas Air Worldwide Holding, Inc.	100	5,774
	Avery Dennison Corp.	600	28,944
*	Axsys Technologies, Inc.	100	6,793
*	AZZ, Inc.	100	4,345
	B.F. Goodrich Co.	900	46,125
	Badger Meter, Inc.	100	4,604
	Baldor Electric Co.	500	17,820
	Barnes Group, Inc.	800	19,296
*	BE Aerospace, Inc.	400	9,580
*	Beacon Roofing Supply, Inc.	600	9,768
	Belden, Inc.	300	11,022
	Boeing Co.	1,700	111,452
	Bowne & Co., Inc.	200	2,420
	Brady Co. Class A	900	33,039
#	Briggs & Stratton Corp.	1,200	18,000
*	BTU International, Inc.	200	1,958
	Bucyrus International, Inc.	400	27,940
* #	Builders FirstSource, Inc.	300	1,521
#	C&D Technologies, Inc.	400	3,076
*	Cano Petroleum, Inc.	700	2,219
* #	Capstone Turbine Corp.	1,400	3,808
	Carlisle Companies, Inc.	500	16,195
	Cascade Corp.	100	5,188
*	Casella Waste Systems, Inc. Class A	400	5,324
	Caterpillar, Inc.	2,900	205,117
*	CBIZ, Inc.	300	2,550
	CDI Corp.	100	2,510
*	Celadon Group, Inc.	200	2,574
*	Ceradyne, Inc.	400	18,024

23

*	Chart Industries, Inc.	200	9,236
	CIRCOR International, Inc.	100	6,026
	Clarcor, Inc.	700	27,951
*	Coleman Cable, Inc.	200	2,350
*	Columbus McKinnon Corp.	300	8,187
	Comfort Systems USA, Inc.	400	6,096
*	Commercial Vehicle Group, Inc.	300	3,072
*	COMSYS IT Partners, Inc.	200	2,368
*	Consolidated Graphics, Inc.	100	3,887
*	Continental Airlines, Inc.	200	3,250
	Cooper Industries, Ltd.	600	28,584
* #	Copart, Inc.	200	8,802
	Corporate Executive Board Co.	200	7,280
*	Corrections Corp. of America	1,300	34,580
*	Covanta Holding Corp.	500	13,910
	Crane Co.	700	25,704
	Cummins, Inc.	1,000	65,160
	Curtiss-Wright Corp.	600	32,322
	Danaher Corp.	700	57,099
	Deere & Co.	1,300	91,741
	Donaldson Co., Inc.	600	26,346
	Dover Corp.	2,000	98,760
	DRS Technologies, Inc.	100	7,962
	Ducommun, Inc.	200	5,294
*	DXP Enterprises, Inc.	100	5,905
*	DynCorp International, Inc. Class A	500	7,895
	Eagle Bulk Shipping, Inc.	600	15,882
	Eaton Corp.	1,500	109,770
	Electro Rent Corp.	200	2,724
*	EMCOR Group, Inc.	800	27,256
	Emerson Electric Co.	2,400	112,320
#	Encore Wire Corp.	400	7,628
* #	Ener1, Inc.	1,500	11,190
* #	Energy Conversion Devices, Inc.	800	60,136
*	EnerSys	400	11,248
*	ENGlobal Corp.	200	3,462
	Ennis, Inc.	200	3,302
	Equifax, Inc.	300	10,599
*	ESCO Technologies, Inc.	200	9,522
*	Esterline Technologies Corp.	400	22,596
*	Evergreen Solar, Inc.	1,500	14,145
*	Exide Technologies	200	2,468
*	Exponent, Inc.	100	3,076
	Fastenal Co.	400	20,772
	Federal Signal Corp.	300	4,809
	FedEx Corp.	600	49,692
*	First Solar, Inc.	400	110,660
* #	Flanders Corp.	300	2,103
*	Flow International Corp.	100	679
	Flowserve Corp.	100	13,212
	Fluor Corp.	1,200	96,156
	Forward Air Corp.	100	3,529
*	Foster Wheeler, Ltd.	500	24,845
	Franklin Electric Co., Inc.	300	12,990
	Freightcar America, Inc.	100	3,697

24

*	FTI Consulting, Inc.	300	22,020
*	FuelCell Energy, Inc.	300	2,082
*	Furmanite Corp.	400	4,764
*	Gardner Denver Machinery, Inc.	900	40,626
	GATX Corp.	700	30,681
#	Genco Shipping & Trading, Ltd.	400	25,096
	Gencorp, Inc.	100	781
*	General Cable Corp.	700	34,454
	General Dynamics Corp.	1,200	110,760
	General Electric Co.	44,800	1,258,880
*	Genesee & Wyoming, Inc.	100	4,301
*	GeoEye, Inc.	100	2,475
*	Global Cash Access, Inc.	700	4,193
	Gorman-Rupp Co.	100	4,023
*	GP Strategies Corp.	300	2,739
	Graco, Inc.	400	15,260
*	Graftech International, Ltd.	800	16,256
	Granite Construction, Inc.	200	7,336
*	Great Lakes Dredge & Dock Corp.	700	5,243
	Greenbrier Companies, Inc.	200	4,010
*	Griffon Corp.	300	3,675
	Hardinge, Inc.	200	3,228
	Harsco Corp.	200	10,528
*	Hawaiian Holdings, Inc.	500	4,515
	Healthcare Services Group, Inc.	200	3,896
	Heartland Express, Inc.	500	8,260
#	Heico Corp.	100	3,563
	Heico Corp. Class A	100	2,880
	Heidrick & Struggles International, Inc.	100	3,036
#	Herman Miller, Inc.	500	14,070
*	Hexcel Corp.	600	12,468
*	Hill International, Inc.	300	5,775
#	HNI Corp.	500	11,570
* #	Hoku Scientific, Inc.	300	1,806
	Honeywell International, Inc.	2,300	115,391
	Houston Wire & Cable Co.	200	3,372
*	HQ Sustainable Maritime Industries, Inc.	200	1,426
*	Hub Group, Inc. Class A	100	3,994
	Hubbell, Inc. Class B	300	13,053
*	Hudson Highland Group, Inc.	200	1,842
	IDEX Corp.	1,000	37,070
*	IHS, Inc.	300	19,248
*	II-VI, Inc.	200	8,782
	IKON Office Solutions, Inc.	1,000	17,310
	Illinois Tool Works, Inc.	1,900	94,259
* #	Innerworkings, Inc.	400	4,744
*	Insituform Technologies, Inc. Class A	300	5,508
	Insteel Industries, Inc.	200	3,420
*	Integrated Electrical Services, Inc.	200	4,282
* #	InterDigital, Inc.	200	5,308
*	Interline Brands, Inc.	400	6,420
*	Intersections, Inc.	200	2,146
	ITT Industries, Inc.	1,500	95,625
	J.B. Hunt Transport Services, Inc.	300	10,935
*	Jacobs Engineering Group, Inc.	500	36,910

25

*	John Bean Technologies Corp.	108	1,404
	Joy Global, Inc.	300	21,312
*	Kansas City Southern	300	15,429
	Kaydon Corp.	200	11,146
	KBR, Inc.	1,400	34,370
	Kelly Services, Inc. Class A	200	3,868
*	Kenexa Corp.	200	4,626
	Kennametal, Inc.	800	28,184
*	Kforce, Inc.	200	2,136
#	Knight Transportation, Inc.	500	8,945
	Knoll, Inc.	200	3,294
*	Korn/Ferry International	300	5,334
	L-3 Communications Holdings, Inc.	1,000	103,940
*	LaBarge, Inc.	200	2,954
*	Ladish Co., Inc.	100	2,666
*	Layne Christensen Co.	300	16,464
*	Learning Tree International, Inc.	200	2,978
*	LECG Corp.	300	2,445
	Lennox International, Inc.	500	18,500
	Lincoln Electric Holdings, Inc.	500	40,385
*	LMI Aerospace, Inc.	200	4,718
	Lockheed Martin Corp.	1,300	151,372
*	Lydall, Inc.	200	2,338
*	M&F Worldwide Corp.	200	8,804
*	Mac-Gray Corp.	200	2,318
*	Magnetek, Inc.	500	2,300
	Manpower, Inc.	700	33,642
*	Marten Transport, Ltd.	200	3,988
	Masco Corp.	3,900	74,334
	McGrath Rentcorp.	100	2,850
	Met-Pro Corp.	200	2,916
*	Mettler Toledo International, Inc.	300	31,560
* #	Middleby Corp.	100	5,336
	Mine Safety Appliances Co.	100	3,633
*	Mobile Mini, Inc.	200	4,276
* #	Monster Worldwide, Inc.	300	5,862
*	Moog, Inc. Class A	400	18,960
	MSC Industrial Direct Co., Inc. Class A	200	10,186
	Mueller Industries, Inc.	600	16,830
	NACCO Industries, Inc. Class A	100	11,754
*	Navigant Consulting, Inc.	200	3,462
*	NCI Building Systems, Inc.	400	15,312
	Nordson Corp.	400	21,452
*	North America Galvanizing & Coatings, Inc.	300	3,072
	Northrop Grumman Corp.	1,600	110,160
*	Old Dominion Freight Line, Inc.	300	9,981
*	Orbital Sciences Corp.	500	13,220
	Oshkosh Truck Corp. Class B	700	10,794
*	Owens Corning, Inc.	1,200	29,028
*	P.A.M. Transportation Services, Inc.	100	1,473
	Paccar, Inc.	1,100	47,366
	Pacer International, Inc.	400	8,432
	Pall Corp.	400	16,244
	Parker Hannifin Corp.	1,700	108,919
	Pentair, Inc.	1,300	47,775

26

*	Perini Corp.	300	8,013
*	PGT, Inc.	500	2,550
*	PHH Corp.	800	12,200
*	Pike Electric Corp.	200	3,770
	Pitney Bowes, Inc.	1,000	34,150
*	Plug Power, Inc.	1,400	3,794
	Portec Rail Products, Inc.	200	2,192
*	Powell Industries, Inc.	100	4,418
*	Power-One, Inc.	1,000	2,250
	Precision Castparts Corp.	200	20,652
*	Quanta Services, Inc.	1,000	31,940
	R. R. Donnelley & Sons Co.	2,200	61,336
	Raven Industries, Inc.	100	4,523
	Raytheon Co.	1,900	113,981
*	RBC Bearings, Inc.	300	11,982
	Regal-Beloit Corp.	200	9,390
*	Resources Connection, Inc.	200	4,836
	Robbins & Myers, Inc.	200	8,970
	Robert Half International, Inc.	400	10,240
	Rockwell Automation, Inc.	1,300	61,373
	Rockwell Collins, Inc.	700	36,813
	Rollins, Inc.	300	5,331
	Roper Industries, Inc.	400	23,632
*	Rush Enterprises, Inc. Class A	200	2,638
	Ryder System, Inc.	600	38,712
*	Shaw Group, Inc.	300	14,862
#	Simpson Manufacturing Co., Inc.	600	16,680
	Skywest, Inc.	200	3,418
*	SL Industries, Inc.	100	1,320
	Southwest Airlines Co.	3,400	51,782
	SPX Corp.	100	11,925
	Standard Register Co.	300	3,396
	Standex International Corp.	100	2,500
*	Stanley, Inc.	200	6,812
	Steelcase, Inc. Class A	1,800	19,980
*	Stericycle, Inc.	300	17,790
*	Sterling Construction Co., Inc.	200	3,690
	Sun Hydraulics, Inc.	100	3,309
	TAL International Group, Inc.	200	4,916
*	Taleo Corp. Class A	200	4,842
* #	Taser International, Inc.	200	1,300
	Tecumseh Products Co. Class A	200	5,278
*	Teledyne Technologies, Inc.	500	31,165
	Teleflex, Inc.	700	45,199
*	TeleTech Holdings, Inc.	200	3,084
	Tennant Co.	200	6,230
*	Terex Corp.	400	20,116
*	Tetra Tech, Inc.	400	11,432
	Textron, Inc.	800	32,880
	The Brink’s Co.	300	20,934
	The Dun & Bradstreet Corp.	100	9,197
*	The Geo Group, Inc.	400	8,852
	The Manitowoc Co., Inc.	300	7,554
*	Thomas & Betts Corp.	900	41,472
	Timken Co.	1,300	42,016

27

	Toro Co.	200	8,174
*	TransDigm Group, Inc.	200	7,512
*	Trex Co., Inc.	400	7,420
	Triumph Group, Inc.	200	10,948
*	TrueBlue, Inc.	200	3,318
	Twin Disc, Inc.	200	3,674
*	Ultralife Corp.	200	2,314
	Union Pacific Corp.	1,000	83,900
	United Parcel Service, Inc.	2,300	147,476
*	United Rentals, Inc.	1,000	16,190
*	United Stationers, Inc.	400	19,832
	United Technologies Corp.	5,200	341,068
	Universal Forest Products, Inc.	300	9,855
*	Universal Truckload Services, Inc.	100	2,463
*	URS Corp.	500	23,980
*	USA Truck, Inc.	200	3,680
*	USG Corp.	700	19,432
	Valmont Industries, Inc.	400	42,696
	Viad Corp.	100	3,128
	Vicor Corp.	200	2,014
*	Volt Information Sciences, Inc.	200	2,804
	W.W. Grainger, Inc.	200	18,006
	Wabtec Corp.	500	29,535
	Walter Industries, Inc.	200	18,760
#	Watsco, Inc. Class A	300	15,357
	Watson Wyatt Worldwide, Inc.	300	17,577
	Werner Enterprises, Inc.	300	6,843
*	WESCO International, Inc.	300	11,532
	Woodward Governor Co.	700	32,431
Total Industrials			7,645,809

Information Technology — (13.7%)
* #	ACI Worldwide, Inc.	200	3,624
*	Actel Corp.	200	2,756
*	ActivIdentity Corp.	800	2,144
*	Activision Blizzard, Inc.	900	29,538
	Acxiom Corp.	1,000	14,450
*	Adaptec, Inc.	1,700	6,443
*	ADC Telecommunications, Inc.	1,600	16,400
*	Adobe Systems, Inc.	1,900	81,377
	Adtran, Inc.	700	15,960
*	Advanced Energy Industries, Inc.	200	3,226
* #	Advanced Micro Devices, Inc.	8,900	55,981
*	Advent Software, Inc.	100	4,625
*	Affiliated Computer Services, Inc. Class A	800	42,592
*	Agilent Technologies, Inc.	1,400	48,664
*	Akamai Technologies, Inc.	500	11,450
* #	Alliance Data Systems Corp.	300	19,272
	Altera Corp.	800	18,112
*	Amdocs, Ltd.	1,900	57,361
*	American Commercial Lines, Inc.	200	2,462
	American Software, Inc. Class A	400	2,376
*	Amkor Technology, Inc.	1,800	13,518
	Amphenol Corp.	400	19,008
*	Amtech Systems, Inc.	200	2,242

28

* #	Anadigics, Inc.	500	1,685
	Analog Devices, Inc.	1,100	30,756
*	Anixter International, Inc.	500	36,905
*	Ansys, Inc.	200	8,870
*	Apple, Inc.	3,100	525,543
	Applied Materials, Inc.	6,900	123,648
*	Ariba, Inc.	500	7,365
*	Arris Group, Inc.	1,200	11,352
*	Arrow Electronics, Inc.	900	29,871
*	Art Technology Group, Inc.	600	2,460
*	Aruba Networks, Inc.	900	5,661
*	Atheros Communications	400	13,044
	Atlantic Tele-Network, Inc.	200	6,694
*	Atmel Corp.	3,700	15,503
*	ATMI, Inc.	300	7,317
*	Autodesk, Inc.	300	10,659
	Automatic Data Processing, Inc.	900	39,942
*	Avid Technology, Inc.	500	11,620
*	Avnet, Inc.	1,300	38,155
*	Avocent Corp.	500	11,735
	AVX Corp.	2,400	27,552
*	Aware, Inc.	500	1,580
*	AXT, Inc.	500	1,805
*	Bankrate, Inc.	100	3,226
	Bel Fuse, Inc. Class B	100	2,784
*	Benchmark Electronics, Inc.	1,000	16,490
*	BigBand Networks, Inc.	300	1,053
	Black Box Corp.	200	7,168
	Blackbaud, Inc.	100	2,019
* #	Blackboard, Inc.	100	3,996
*	BMC Software, Inc.	600	19,536
*	Bottomline Technologies, Inc.	200	2,304
*	Brightpoint, Inc.	1,000	8,610
	Broadridge Financial Solutions, Inc.	600	11,982
*	Brocade Communications Systems, Inc.	3,500	25,970
	CA, Inc.	1,000	23,910
*	Cabot Microelectronics Corp.	100	3,862
*	CACI International, Inc. Class A	400	20,260
*	Callidus Software, Inc.	400	1,900
*	Cascade Microtech, Inc.	300	1,779
* #	Cavium Networks, Inc.	200	3,418
*	CEVA, Inc.	300	2,850
*	Checkpoint Systems, Inc.	400	8,516
*	Ciena Corp.	1,100	19,118
*	Cirrus Logic, Inc.	300	1,863
*	Cisco Sytems, Inc.	23,400	562,770
*	Citrix Systems, Inc.	400	12,108
*	CMGI, Inc.	600	7,074
*	Cogent, Inc.	900	9,900
	Cognex Corp.	400	8,092
*	Cognizant Technology Solutions Corp.	500	14,660
	Cohu, Inc.	200	3,340
* #	CommScope, Inc.	1,300	63,661
*	Commvault Systems, Inc.	300	5,058
*	Computer Sciences Corp.	800	37,624

29

*	Compuware Corp.	1,200	13,716
*	Comtech Telecommunications Corp.	200	9,144
*	Concur Technologies, Inc.	300	13,185
*	Conexant Systems, Inc.	400	2,356
*	Convergys Corp.	800	11,800
	Corning, Inc.	6,300	129,402
*	CPI International, Inc.	200	2,860
*	Cray, Inc.	500	2,805
* #	Cree, Inc.	800	18,648
*	CSG Systems International, Inc.	200	3,780
*	Cybersource Corp.	400	6,872
*	Cymer, Inc.	200	5,988
* #	Cypress Semiconductor Corp.	1,300	42,146
	Daktronics, Inc.	300	5,259
*	DDi Corp.	400	2,272
*	DealerTrack Holdings, Inc.	400	7,372
*	Dell, Inc.	10,300	223,819
*	Digi International, Inc.	500	5,905
*	Digital River, Inc.	200	8,750
*	Diodes, Inc.	400	9,516
*	Dolby Laboratories, Inc.	300	12,210
*	Dot Hill Systems Corp.	900	1,962
*	Double-Take Software, Inc.	300	3,933
*	DSP Group, Inc.	200	1,550
* #	DST Systems, Inc.	300	18,525
*	DTS, Inc.	100	3,217
*	Dycom Industries, Inc.	600	9,618
*	EarthLink, Inc.	300	2,796
*	eBay, Inc.	2,700	67,311
* #	Echelon Corp.	300	3,903
* #	Electronic Arts, Inc.	400	19,524
*	Electronics for Imaging, Inc.	900	14,931
*	EMC Corp.	7,400	113,072
* #	EMCORE Corp.	700	4,333
*	EMS Technologies, Inc.	200	4,698
*	Emulex Corp.	600	8,052
*	Entegris, Inc.	1,900	11,704
*	Entrust, Inc.	1,000	2,350
*	EPIQ Systems, Inc.	200	2,258
* #	Equinix, Inc.	300	24,150
*	Euronet Worldwide, Inc.	400	7,516
*	Extreme Networks, Inc.	1,500	5,250
* #	F5 Networks, Inc.	500	17,055
#	Factset Research Systems, Inc.	100	6,271
	Fair Isaac Corp.	300	6,930
*	Fairchild Semiconductor Corp. Class A	2,200	27,588
*	Faro Technologies, Inc.	200	4,724
*	FEI Co.	300	8,124
	Fidelity National Information Services, Inc.	1,400	30,590
*	Fiserv, Inc.	400	20,744
*	Flir Systems, Inc.	300	10,710
*	Forrester Research, Inc.	100	3,459
*	Foundry Networks, Inc.	1,200	22,068
*	Gartner Group, Inc.	800	21,128
*	Gerber Scientific, Inc.	400	3,568

30

	Gevity HR, Inc.	300	2,475
	Global Payments, Inc.	400	19,284
*	Globecomm Systems, Inc.	300	3,060
*	Glu Mobile, Inc.	500	1,785
*	Google, Inc.	700	324,303
*	Greenfield Online, Inc.	200	3,470
*	Hackett Group, Inc.	900	5,760
*	Harmonic, Inc.	700	6,160
#	Harris Corp.	700	36,652
*	Harris Stratex Networks, Inc. Class A	300	2,808
#	Heartland Payment Systems, Inc.	100	2,256
	Henry Jack & Associates, Inc.	300	6,009
*	Hewitt Associates, Inc. Class A	400	16,084
	Hewlett-Packard Co.	9,700	455,124
*	Hittite Microwave Corp.	100	3,539
*	Hughes Communications, Inc.	200	8,830
*	Hypercom Corp.	500	2,275
*	I.D. Systems, Inc.	300	2,697
* #	i2 Technologies, Inc.	200	2,882
*	IAC/InterActiveCorp.	950	15,770
*	iGATE Capital Corp.	300	3,375
*	Ikanos Communications	353	918
	Imation Corp.	400	8,496
*	Immersion Corp.	300	1,995
	InfoGROUP, Inc.	300	1,980
*	Informatica Corp.	700	11,809
	InfoSpace, Inc.	200	2,340
*	Ingram Micro, Inc.	1,800	34,038
*	Insight Enterprises, Inc.	400	6,656
*	Integrated Device Technology, Inc.	1,700	18,003
*	Integrated Silicon Solution, Inc.	200	788
	Intel Corp.	18,500	423,095
*	Intermec, Inc.	900	18,081
	International Business Machines Corp.	6,500	791,245
*	International Rectifier Corp.	500	10,450
*	Internet Capital Group, Inc.	300	2,535
	Intersil Corp.	800	18,744
*	Intervoice, Inc.	200	1,644
*	Interwoven, Inc.	200	2,944
*	Intevac, Inc.	300	3,054
*	Intuit, Inc.	500	15,035
*	iPCS, Inc.	200	4,000
*	IPG Photonics Corp.	400	8,148
*	Iron Mountain, Inc.	600	17,346
* #	Isilon Systems, Inc.	500	2,530
* #	Itron, Inc.	300	31,074
*	Ixia	500	4,345
*	IXYS Corp.	200	2,546
*	j2 Global Communications, Inc.	200	4,934
	Jabil Circuit, Inc.	1,200	20,232
*	JDA Software Group, Inc.	200	3,646
*	JDS Uniphase Corp.	2,200	22,352
*	Juniper Networks, Inc.	4,600	118,220
	Keithley Instruments, Inc.	300	2,853
*	Kopin Corp.	700	2,086

31

*	Kulicke & Soffa Industries, Inc.	400	2,056
*	KVH Industries, Inc.	300	2,712
*	L-1 Identity Solutions, Inc.	700	11,536
* #	Lam Research Corp.	600	22,056
*	Lattice Semiconductor Corp.	1,500	3,510
*	Lawson Software, Inc.	1,000	8,090
*	Lender Processing Services, Inc.	700	23,310
*	Lexmark International, Inc.	900	32,373
	Linear Technology Corp.	500	16,320
*	Littlefuse, Inc.	200	7,096
*	LSI Corp.	3,700	24,605
*	LTX Corp.	700	1,253
*	Macrovision Solutions Corp.	300	4,656
*	Manhattan Associates, Inc.	100	2,451
*	ManTech International Corp. Class A	100	5,889
*	Mastec, Inc.	200	2,824
*	Mattson Technology, Inc.	400	2,040
	Maximus, Inc.	100	3,700
* #	Maxwell Technologies, Inc.	200	2,472
*	McAfee, Inc.	600	23,736
*	MEMC Electronic Materials, Inc.	500	24,545
*	Mentor Graphics Corp.	400	4,880
*	Mercury Computer Systems, Inc.	300	2,775
	Methode Electronics, Inc.	500	5,495
	Micrel, Inc.	300	2,763
#	Microchip Technology, Inc.	500	16,005
*	Micron Technology, Inc.	3,900	16,536
*	Micros Systems, Inc.	400	12,328
*	Microsemi Corp.	400	11,000
	Microsoft Corp.	29,500	805,055
*	Microtune, Inc.	500	1,855
*	MKS Instruments, Inc.	200	4,508
	Molex, Inc. Class A	600	13,836
*	MoSys, Inc.	400	1,820
*	MSC. Software Corp.	200	2,596
	MTS Systems Corp.	100	4,148
*	Multi-Fineline Electronix, Inc.	200	3,412
*	Nanometrics, Inc.	219	795
	National Instruments Corp.	803	25,921
	National Semiconductor Corp.	1,000	21,430
*	NetApp, Inc.	1,300	33,124
*	NETGEAR, Inc.	200	3,370
* #	Netlogic Microsystems, Inc.	100	3,473
*	NetScout Systems, Inc.	400	5,960
	NIC, Inc.	300	2,076
*	Novell, Inc.	2,100	13,503
*	Nu Horizons Electronics Corp.	500	2,405
*	Nuance Communications, Inc.	2,200	34,760
* #	Omniture, Inc.	700	12,474
* #	OmniVision Technologies, Inc.	500	5,840
*	ON Semiconductor Corp.	2,500	23,675
*	Oplink Communications, Inc.	400	5,256
*	OPNET Technologies, Inc.	400	5,300
*	Opnext, Inc.	800	5,072
*	Optium Corp.	294	2,643

32

* #	Orbcomm, Inc.	400	2,304
*	Orthovita, Inc.	400	1,220
*	OSI Systems, Inc.	300	6,963
* #	Palm, Inc.	1,800	15,318
*	PAR Technology Corp.	300	2,412
*	Parametric Technology Corp.	600	12,048
	Park Electrochemical Corp.	200	5,604
* #	Parkervision, Inc.	200	2,160
	Paychex, Inc.	500	17,040
*	PC Connection, Inc.	200	1,518
	PC-Tel, Inc.	326	3,296
	Pegasystems, Inc.	300	4,398
*	Perceptron, Inc.	200	1,482
*	Perficient, Inc.	200	1,588
*	Pericom Semiconductor Corp.	200	2,728
*	Perot Systems Corp.	800	14,240
*	Phoenix Technologies, Ltd.	300	3,312
*	Photronics, Inc.	200	654
*	Physicians Formula Holdings, Inc.	200	1,178
	Plantronics, Inc.	900	23,220
*	Plexus Corp.	400	11,212
*	PMC-Sierra, Inc.	1,000	9,000
*	Polycom, Inc.	1,000	28,040
*	Power Integrations, Inc.	400	11,772
*	Powerwave Technologies, Inc.	1,400	7,070
*	Presstek, Inc.	500	2,685
*	Progress Software Corp.	200	5,842
*	QLogic Corp.	1,400	26,152
	QUALCOMM, Inc.	1,500	78,975
	Quality Systems, Inc.	100	4,282
*	Quest Software, Inc.	1,300	19,227
*	Rackable Systems, Inc.	200	2,072
*	Radiant Systems, Inc.	200	1,824
*	RadiSys Corp.	300	3,321
*	Rambus, Inc.	500	8,795
*	RealNetworks, Inc.	900	5,967
*	Red Hat, Inc.	400	8,400
	Renaissance Learning, Inc.	200	2,538
*	RF Micro Devices, Inc.	3,800	14,744
*	Rimage Corp.	100	1,594
*	Riverbed Technology, Inc.	800	13,608
*	Rofin-Sinar Technologies, Inc.	300	12,126
*	Rudolph Technologies, Inc.	300	2,532
*	S1 Corp.	300	2,289
*	Saba Software, Inc.	600	2,172
*	SAIC, Inc.	700	14,035
*	Salesforce.com, Inc.	400	22,408
*	Sanmina-SCI Corp.	6,700	15,745
*	Sapient Corp.	500	4,635
*	ScanSource, Inc.	200	6,018
*	Seachange International, Inc.	300	2,574
*	Secure Computing Corp.	500	2,140
*	Semitool, Inc.	300	2,892
*	Semtech Corp.	200	2,958
*	SI International, Inc.	100	3,123

33

*	Silicon Image, Inc.	600	4,158
*	Silicon Laboratories, Inc.	526	17,731
*	Silicon Storage Technology, Inc.	300	981
*	Smith Micro Software, Inc.	300	2,271
*	SonicWALL, Inc.	300	1,962
*	Sonus Networks, Inc.	4,700	15,886
*	Spectrum Control, Inc.	300	2,478
*	SPSS, Inc.	100	3,158
*	SRA International, Inc.	400	9,392
*	Standard Microsystems Corp.	100	2,922
	StarTek, Inc.	200	1,808
*	STEC, Inc.	900	9,117
* #	Stratasys, Inc.	200	3,332
*	SumTotal Systems, Inc.	500	2,415
*	Sun Microsystems, Inc.	4,200	37,800
* #	SunPower Corp. Class A	200	19,510
*	SupportSoft, Inc.	600	2,094
*	Switch and Data Facilities Co.	300	4,344
*	Sybase, Inc.	300	10,323
*	Sycamore Networks, Inc.	3,400	11,900
*	Sykes Enterprises, Inc.	548	11,037
*	Symantec Corp.	4,100	91,471
*	Symmetricom, Inc.	600	2,952
*	Synaptics, Inc.	200	10,468
*	Synchronoss Technologies, Inc.	300	3,798
*	SYNNEX Corp.	300	6,897
*	Synopsys, Inc.	600	12,918
#	Syntel, Inc.	100	3,307
*	Tech Data Corp.	600	20,484
	Technitrol, Inc.	100	1,581
*	Techwell, Inc.	200	2,216
*	Tekelec	900	14,769
*	TeleCommunication Systems, Inc.	700	5,880
*	Tellabs, Inc.	5,000	26,050
*	Teradata Corp.	800	19,656
*	Teradyne, Inc.	1,700	15,861
* #	Terremark Worldwide, Inc.	400	2,892
	Texas Instruments, Inc.	4,100	100,491
*	THQ, Inc.	600	9,192
*	TIBCO Software, Inc.	1,200	9,828
*	TNS, Inc.	200	4,580
	Total System Services, Inc.	300	5,976
*	Trimble Navigation, Ltd.	300	10,155
*	Triquint Semiconductor, Inc.	1,200	7,548
*	Tyler Technologies, Inc.	200	3,242
*	Ultimate Software Group, Inc.	100	2,804
* #	Unica Corp.	300	2,661
*	Unisys Corp.	3,500	14,315
	United Online, Inc.	704	7,417
* #	Universal Display Corp.	200	2,836
* #	UTStarcom, Inc.	1,600	5,216
*	ValueClick, Inc.	400	5,156
* #	Varian Semiconductor Equipment Associates, Inc.	400	12,920
*	Veeco Instruments, Inc.	200	3,362
*	VeriFone Holdings, Inc.	1,000	20,160

34

*	VeriSign, Inc.	300	9,591
*	Viasat, Inc.	300	7,869
*	Virage Logic Corp.	500	3,300
*	Vishay Intertechnology, Inc.	2,400	21,336
*	Vocus, Inc.	100	3,565
*	Websense, Inc.	200	4,528
*	Website Pros, Inc.	400	2,416
*	Western Digital Corp.	900	24,534
	Western Union Co.	2,300	63,526
*	Wind River Systems, Inc.	600	6,630
*	Wright Express Corp.	100	2,975
	Xerox Corp.	10,000	139,300
	Xilinx, Inc.	1,100	28,578
*	Yahoo!, Inc.	3,000	58,140
*	Zebra Technologies Corp. Class A	700	21,854
* #	Zix Corp.	600	1,668
*	Zygo Corp.	300	3,144
Total Information Technology			8,829,782

Materials — (5.4%)
	A.M. Castle & Co.	200	4,016
*	AEP Industries, Inc.	100	1,863
	Air Products & Chemicals, Inc.	800	73,480
	Airgas, Inc.	800	47,392
	AK Steel Holding Corp.	500	26,305
	Albemarle Corp.	1,200	47,688
	Alcoa, Inc.	4,500	144,585
	Allegheny Technologies, Inc.	300	14,700
	AMCOL International Corp.	100	3,646
	American Vanguard Corp.	200	2,968
*	Amerigon, Inc.	100	693
	Aptargroup, Inc.	800	32,312
	Ashland, Inc.	900	36,837
	Balchem Corp.	156	4,257
	Ball Corp.	400	18,368
	Bemis Co., Inc.	800	22,336
*	Brush Engineered Materials, Inc.	200	5,860
*	Buckeye Technologies, Inc.	500	4,605
	Cabot Corp.	400	11,068
	Calgon Carbon Corp.	500	10,665
	Carpenter Technology Corp.	400	15,524
	Celanese Corp. Class A	200	7,712
*	Century Aluminum Co.	200	9,752
	CF Industries Holdings, Inc.	300	45,720
	Chemtura Corp.	2,400	15,816
	Cleveland-Cliffs, Inc.	400	40,488
* #	Coeur d’Alene Mines Corp.	1,300	2,327
	Commercial Metals Co.	1,100	28,633
	Compass Minerals International, Inc.	200	13,854
*	Crown Holdings, Inc.	700	19,418
	Cytec Industries, Inc.	700	35,560
	Deltic Timber Corp.	200	12,268
	Dow Chemical Co.	5,000	170,650
	duPont (E.I.) de Nemours & Co., Inc.	4,100	182,204
#	Eagle Materials, Inc.	700	21,371

35

	Eastman Chemical Co.	700	42,224
	Ecolab, Inc.	1,600	73,184
	Ferro Corp.	600	13,224
*	Flotek Industries, Inc.	200	3,370
	FMC Corp.	300	22,062
	Freeport-McMoRan Copper & Gold, Inc. Class B	800	71,456
#	General Maritime Corp.	300	7,410
* #	General Moly, Inc.	300	2,046
	Gibraltar Industries, Inc.	200	4,302
	Glatfelter Co.	600	8,802
*	Graphic Packaging Holding Co.	2,200	6,270
	Greif, Inc. Class A	200	13,822
*	H&E Equipment Services, Inc.	200	2,822
	H.B. Fuller Co.	900	23,463
*	Haynes International, Inc.	200	11,692
* #	Headwaters, Inc.	700	10,773
* #	Hecla Mining Co.	1,300	9,126
#	Hercules, Inc.	700	15,085
	Innophos Holdings, Inc.	200	7,498
	International Flavors & Fragrances, Inc.	500	20,105
	International Paper Co.	6,500	175,825
*	Ion Geophysical Corp.	1,000	16,120
	Kaiser Aluminum Corp.	100	5,406
	Kronos Worldwide, Inc.	600	9,858
	Louisiana-Pacific Corp.	1,000	9,740
	Lubrizol Corp.	1,000	52,990
#	Martin Marietta Materials, Inc.	300	33,870
	MeadWestavco Corp.	2,300	60,904
* #	Metalico, Inc.	300	3,864
	Minerals Technologies, Inc.	400	26,272
	Monsanto Co.	800	91,400
	Myers Industries, Inc.	400	5,264
	Nalco Holding Co.	1,000	22,870
	Neenah Paper, Inc.	300	5,826
	NewMarket Corp.	300	20,382
	Newmont Mining Corp.	1,300	58,630
	NL Industries, Inc.	600	6,312
*	Northwest Pipe Co.	100	5,793
	Nucor Corp.	1,000	52,500
	Olin Corp.	900	24,219
	Olympic Steel, Inc.	100	4,761
*	OM Group, Inc.	300	11,130
*	Owens-Illinois, Inc.	800	35,680
	Packaging Corp. of America	1,200	30,900
*	Pactiv Corp.	1,700	45,679
	PPG Industries, Inc.	1,400	88,004
	Praxair, Inc.	900	80,856
	Quaker Chemical Corp.	200	5,920
	Reliance Steel & Aluminum Co.	800	45,608
	Rock-Tenn Co. Class A	300	11,004
*	Rockwood Holdings, Inc.	1,100	41,635
	Rohm & Haas Co.	1,000	75,050
*	Rosetta Resources, Inc.	900	20,925
	Royal Gold, Inc.	400	13,884
	RPM International, Inc.	1,300	28,080

36

	Schnitzer Steel Industries, Inc. Class A	300	20,523
	Schweitzer-Maudoit International, Inc.	300	5,688
	Scotts Miracle-Gro Co. Class A	300	8,022
	Sealed Air Corp.	1,800	43,614
	Sensient Technologies Corp.	400	11,684
	Sigma-Aldrich Corp.	393	22,307
	Silgan Holdings, Inc.	400	20,936
*	Smurfit-Stone Container Corp.	3,600	18,180
	Sonoco Products Co.	1,500	51,840
#	Southern Copper Corp.	2,100	53,613
	Steel Dynamics, Inc.	400	9,932
	Stepan Co.	100	5,883
* #	Stillwater Mining Co.	800	5,960
	Temple-Inland, Inc.	1,600	26,736
	Terra Industries, Inc.	300	15,042
	Texas Industries, Inc.	300	15,801
*	U.S. Concrete, Inc.	500	2,090
	United States Steel Corp.	400	53,228
*	Universal Stainless & Alloy Products, Inc.	100	3,615
	Valhi, Inc.	700	12,831
	Valspar Corp.	1,800	42,588
#	Vulcan Materials Co.	1,100	82,324
	Westlake Chemical Corp.	300	5,694
	Weyerhaeuser Co.	3,400	188,666
	Worthington Industries, Inc.	1,100	19,360
Total Materials			3,476,995

Other — (0.0%)
* ●	DMRC Corp.	88	1,026

Telecommunication Services — (2.3%)
#	Alaska Communications Systems Group, Inc.	300	3,156
*	American Tower Corp.	1,400	57,862
	Arbinet-thexchange, Inc.	500	1,945
	AT&T, Inc.	800	25,592
*	Centennial Communications Corp.	1,400	10,668
	CenturyTel, Inc.	1,300	50,219
*	Cincinnati Bell, Inc.	2,800	10,920
*	Clear Channel Outdoor Holdings, Inc.	200	3,354
	Consolidated Communications Holdings, Inc.	300	4,533
*	Crown Castle International Corp.	1,300	48,620
	Embarq Corp.	1,000	47,160
#	FairPoint Communications, Inc.	289	2,558
	Frontier Communications Corp.	5,000	62,850
*	General Communications, Inc. Class A	800	8,112
*	ICO Global Communications (Holdings), Ltd.	1,500	4,395
	Iowa Telecommunications Services, Inc.	400	7,356
* #	Leap Wireless International, Inc.	900	40,194
* #	Level 3 Communications, Inc.	5,900	20,237
*	NeuStar, Inc.	400	9,604
* #	Nextwave Wireless, Inc.	1,100	1,067
*	NII Holdings, Inc.	800	42,016
*	PAETEC Holding Corp.	1,800	5,940
*	Premiere Global Services, Inc.	700	10,584
#	Qwest Communications International, Inc.	10,800	40,824

37

	Regal Entertainment Group	1,700	28,492
*	SBA Communications Corp.	500	17,465
	Shenandoah Telecommunications Co.	300	5,184
*	Spark Networks, Inc.	500	2,140
	Sprint Nextel Corp.	21,800	190,096
*	Syniverse Holdings, Inc.	1,200	19,908
	Telephone & Data Systems, Inc.	900	34,560
*	tw Telecom, Inc.	1,400	21,476
*	United States Cellular Corp.	600	31,380
*	USA Mobility, Inc.	400	4,508
	Verizon Communications, Inc.	16,000	561,920
	Windstream Corp.	1,700	21,114
Total Telecommunication Services			1,458,009

Utilities — (4.1%)
*	AES Corp.	3,000	45,780
	AGL Resources, Inc.	900	29,754
	Allegheny Energy, Inc.	700	31,731
	ALLETE, Inc.	300	12,666
	Alliant Energy Corp.	700	24,465
	Ameren Corp.	800	33,488
	American Electric Power Co., Inc.	1,300	50,752
	American States Water Co.	200	7,902
	Aqua America, Inc.	1,300	23,777
	Atmos Energy Corp.	900	24,786
	Avista Corp.	700	15,610
	Black Hills Corp.	400	13,524
	California Water Service Group	200	7,858
	CenterPoint Energy, Inc.	1,800	28,584
	Central Vermont Public Service Corp.	200	4,860
	CH Energy Group, Inc.	100	3,980
	Chesapeake Utilities Corp.	100	3,028
	Cleco Corp.	800	20,168
	CMS Energy Corp.	2,300	31,211
	Consolidated Edison, Inc.	1,900	77,710
	Constellation Energy Group	700	46,697
	Dominion Resources, Inc.	700	30,471
	DPL, Inc.	800	19,856
	DTE Energy Co.	800	33,728
	Duke Energy Corp.	1,600	27,904
*	Dynegy, Inc.	2,000	11,920
	Edison International	1,200	55,104
*	El Paso Electric Co.	500	10,645
#	Empire District Electric Co.	400	8,440
	Energen Corp.	400	22,336
	EnergySouth, Inc.	100	6,125
	Entergy Corp.	500	51,695
	Equitable Resources, Inc.	900	44,919
	Exelon Corp.	1,100	83,556
	FirstEnergy Corp.	900	65,376
	FPL Group, Inc.	2,200	132,132
	Great Plains Energy, Inc.	600	14,070
#	Hawaiian Electric Industries, Inc.	600	15,870
	IDACORP, Inc.	700	20,860
	Integrys Energy Group, Inc.	700	36,589

38

#	ITC Holdings Corp.	700	39,207
	Laclede Group, Inc.	300	13,479
	MDU Resources Group, Inc.	700	23,128
	MGE Energy, Inc.	300	10,170
	Middlesex Water Co.	200	3,544
*	Mirant Corp.	900	26,622
	National Fuel Gas Co.	300	14,193
	New Jersey Resources Corp.	700	25,326
	Nicor, Inc.	600	27,534
	NiSource, Inc.	700	11,536
	Northeast Utilities, Inc.	1,000	26,890
	Northwest Natural Gas Co.	200	9,746
	NorthWestern Corp.	400	10,520
*	NRG Energy, Inc.	2,500	94,100
	NSTAR	1,600	54,144
	OGE Energy Corp.	1,000	33,700
	Oneok, Inc.	500	21,855
#	Ormat Technologies, Inc.	700	35,098
	Otter Tail Corp.	200	7,942
	Pepco Holdings, Inc.	800	20,280
	PG&E Corp.	1,200	49,596
	Piedmont Natural Gas Co.	900	25,965
	Pinnacle West Capital Corp.	1,500	52,785
	PNM Resources, Inc.	400	4,716
	Portland General Electric Co.	1,000	25,620
	PPL Corp.	800	35,016
	Progress Energy, Inc.	1,200	52,416
	Public Service Enterprise Group, Inc.	2,700	110,079
	Questar Corp.	1,000	51,890
*	Reliant Energy, Inc.	1,600	27,248
	Sempra Energy	900	52,128
	Sierra Pacific Resources	2,500	28,100
	SJW Corp.	400	11,148
	South Jersey Industries, Inc.	500	17,835
	Southern Co.	2,900	108,779
	Southern Union Co.	800	20,848
	Southwest Gas Corp.	500	15,175
	Southwest Water Co.	300	3,546
	TECO Energy, Inc.	2,500	44,600
	UGI Corp.	1,100	30,250
	UIL Holdings Corp.	200	6,520
	Unisource Energy Corp.	500	16,065
	Westar Energy, Inc.	400	9,060
	WGL Holdings, Inc.	600	19,320
	Wisconsin Energy Corp.	600	28,062
	Xcel Energy, Inc.	800	16,408
	York Water Co.	200	2,820
Total Utilities			2,604,936

TOTAL COMMON STOCKS			58,741,925

RIGHTS/WARRANTS — (0.0%)
*	PGT, Inc. Rights 09/04/08	125	112

39

			Value †

TEMPORARY CASH INVESTMENTS — (2.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,670,230	$1,670,230

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (6.0%)
§ @	DFA Short Term Investment Fund LP	$3,374	3,374,416

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, (Collateralized by $618,538 FNMA 5.000%, 10/01/35, valued at $470,735 ) to be repurchased at $457,133	457	457,024

TOTAL SECURITIES LENDING COLLATERAL			3,831,440

TOTAL INVESTMENTS - (100.0%) (Cost $64,157,952) ##			$64,243,707

40

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.1%)
COMMON STOCKS — (5.1%)
#	ABB Grain, Ltd.	1,019	$7,181
	Adelaide Brighton, Ltd.	6,437	19,896
	AGL Energy, Ltd.	1,092	14,326
#	Alesco Corp., Ltd.	1,108	6,533
	Amcor, Ltd.	6,329	29,705
	AMP, Ltd.	2,200	13,025
	Ansell, Ltd.	1,106	11,648
	APA Group	3,465	10,770
*	Aquila Resources, Ltd.	708	9,814
*	Arrow Energy NL	5,580	16,547
	ASX, Ltd.	332	9,961
	Australia & New Zealand Banking Group, Ltd.	5,361	75,492
	Australian Infrastructure Fund	1,705	3,854
#	Australian Wealth Management, Ltd.	4,425	5,432
*	Australian Worldwide Exploration, Ltd.	5,136	15,335
	AWB, Ltd.	4,649	11,641
	AXA Asia Pacific Holdings, Ltd.	2,134	9,411
	Babcock & Brown Infrastructure Group	11,843	5,490
	Babcock & Brown Wind Partners	6,801	7,783
	Bank of Queensland, Ltd.	1,046	14,140
	Beach Petroleum, Ltd.	13,818	13,543
#	Bendigo Bank, Ltd.	1,688	16,614
#	BHP Billiton, Ltd. Sponsored ADR	3,200	225,632
	BlueScope Steel, Ltd.	1,976	15,537
*	Boart Longyear Group	5,607	9,379
#	Boral, Ltd.	8,416	46,238
	Bradken, Ltd.	1,136	10,646
	Brambles, Ltd.	2,414	15,839
	Brickworks, Ltd.	1,108	11,289
	Caltex Australia, Ltd.	834	8,921
	Campbell Brothers, Ltd.	449	13,482
*	Centamin Egypt, Ltd.	8,932	8,345
#	Centennial Coal Co., Ltd.	4,118	20,058
*	Coal of Africa, Ltd.	2,428	6,329
	Coca-Cola Amatil, Ltd.	2,860	20,889
	Cochlear, Ltd.	202	9,477
	Commonwealth Bank of Australia	841	30,267
	Computershare, Ltd.	1,340	10,326
	ConnectEast Group	26,082	18,226
	Crane Group, Ltd.	632	7,491
	Crown, Ltd.	1,079	8,434

1

	CSR, Ltd.	4,092	9,286
#	David Jones, Ltd.	3,151	11,672
	Downer EDI, Ltd.	1,534	9,705
#	DUET Group	6,513	16,618
#	Fairfax Media, Ltd.	2,840	6,829
	Flight Centre, Ltd.	572	9,312
*	Fortescue Metals Group, Ltd.	2,335	15,170
	Foster’s Group, Ltd.	4,815	22,981
	Goodman Fielder, Ltd.	13,923	17,556
#	Gunns, Ltd.	3,962	5,699
	Harvey Norman Holdings, Ltd.	2,999	9,464
#	Healthscope, Ltd.	2,298	8,260
#	Iluka Resources, Ltd.	2,389	9,107
	Incitec Pivot, Ltd.	96	13,060
	Insurance Australia Group, Ltd.	10,372	35,061
	JB Hi-Fi, Ltd.	845	9,959
	Kagara, Ltd.	2,037	5,420
	Lend Lease Corp., Ltd.	4,538	37,304
*	Lihir Gold, Ltd.	7,048	14,291
	Lion Nathan, Ltd.	3,041	23,258
	MacArthur Coal, Ltd.	950	10,853
	Macquarie Airports	3,711	10,102
	Macquarie Communications Infrastructure Group	5,646	14,410
#	Macquarie Group, Ltd.	922	34,189
	Metcash, Ltd.	6,320	21,268
	Minara Resources, Ltd.	1,630	2,153
*	Mount Gibson Iron, Ltd.	5,247	10,739
# *	Murchison Metals, Ltd.	3,368	6,359
	National Australia Bank, Ltd.	3,923	81,403
	New Hope Corp., Ltd.	4,695	18,715
*	Newcrest Mining, Ltd.	1,331	31,213
	Nufarm, Ltd.	716	10,125
	Oil Search, Ltd.	2,400	12,262
	Onesteel, Ltd.	1,683	9,833
	Orica, Ltd.	1,155	24,462
	Origin Energy, Ltd.	2,500	34,487
	OZ Minerals, Ltd.	6,690	9,960
# *	Paladin Energy, Ltd.	2,767	13,651
*	PanAust, Ltd.	11,129	8,227
	Panoramic Resources, Ltd.	2,242	4,179
	Paperlinx, Ltd.	4,805	7,988
#	Perpetual Trustees Australia, Ltd.	226	8,631
	Primary Health Care, Ltd.	2,153	9,651
	Qantas Airways, Ltd.	6,166	17,751
	QBE Insurance Group, Ltd.	1,178	23,958
# *	Queensland Gas Co., Ltd.	2,916	10,550
*	Riversdale Mining, Ltd.	1,288	11,413
	Santos, Ltd.	1,363	23,316
#	Seven Network, Ltd.	1,067	7,140
#	Sigma Pharmaceuticals, Ltd.	9,498	10,543
*	Silex System, Ltd.	1,574	9,644
	Sims Group, Ltd.	689	20,197

2

*	Sino Gold Mining, Ltd.	2,334	8,510
	Sonic Healthcare, Ltd.	1,430	17,644
	SP Ausnet	22,355	21,964
	Straits Resources, Ltd.	4,268	20,138
	Tatts Group, Ltd.	5,397	12,082
	Telstra Corp., Ltd.	5,652	20,981
#	Ten Network Holdings, Ltd.	4,724	6,811
	Toll Holdings, Ltd.	2,434	14,411
	Tower Australia Group, Ltd.	3,682	9,355
	Transfield Services, Ltd.	1,233	8,863
	Transurban Group	2,004	9,268
#	United Group, Ltd.	1,415	16,608
	Virgin Blue Holdings, Ltd.	11,089	5,439
	Wesfarmers, Ltd.	1,234	32,353
	West Australian Newspapers Holdings, Ltd.	1,142	8,872
	Westpac Banking Corp. Sponsored ADR	900	89,892
	Woodside Petroleum, Ltd.	966	51,887
	Woolworths, Ltd.	2,473	59,704
	WorleyParsons, Ltd.	350	11,018
TOTAL COMMON STOCKS			2,070,130

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Rights 06/30/10	1,381	117
TOTAL — AUSTRALIA			2,070,247

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
	Andritz AG	195	11,959
*	BWIN Interactive Entertainment AG	192	5,323
	Erste Group Bank AG	560	33,466
	EVN AG	325	8,551
*	Intercell AG	265	11,597
	Mayr-Melnhof Karton AG	100	7,876
	Oesterreichische Elektrizitaetswirtschafts AG	256	19,302
	Oesterreichische Post AG	700	27,662
	Telekom Austria AG	629	13,520
#	Uniqa Versicherungen AG	385	11,137
	Wiener Staedtische Versicherung AG	289	17,981
	Zumtobel AG	366	5,900
TOTAL — AUSTRIA			174,274

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Ackermans & Van Haaren	172	17,048
*	Agfa Gevaert NV	1,144	9,110
	Banque Nationale de Belgique	3	13,195
	Bekaert SA	77	13,428
*	Belgacom SA	833	33,169
	Colruyt SA	39	10,633

3

#	Dexia SA	1,141	16,125
	D’Ieteren NV SA	30	7,548
	Euronav SA	274	11,591
	Fortis	5,308	73,496
	InBev NV	260	18,024
	KBC Groep NV	639	60,710
	Omega Pharma SA	168	8,503
	Solvay SA	168	20,569
*	Telenet Group Holding NV	466	10,614
	Tessenderlo Chemie NV	237	13,105
	Umicore	188	8,238
TOTAL — BELGIUM			345,106

CANADA — (6.6%)
COMMON STOCKS — (6.6%)
	Addax Petroleum Corp.	300	11,463
	AGF Management, Ltd. Class B	818	18,851
	Alimentation Couche-Taro, Inc. Class B	1,000	12,243
	Astral Media, Inc. Class A	500	15,653
# *	Aurelian Resources, Inc.	1,100	6,268
#	Bank of Nova Scotia	800	36,956
	Barrick Gold Corp.	1,500	52,199
	Biovail Corp.	800	8,740
*	Birchcliff Energy, Ltd.	1,100	13,229
	Bombardier, Inc. Class B	2,200	17,094
	CAE, Inc.	902	9,514
	Canada Bread Co., Ltd.	200	11,302
*	Canadian Hydro Developers, Inc.	2,100	9,236
	Canadian Imperial Bank of Commerce	900	54,392
	Canadian National Resources, Ltd.	1,100	93,901
	Canadian Tire Corp. Class A	200	10,166
	Canadian Utilities, Ltd. Class A	300	12,177
	Canadian Western Bank	500	11,254
*	Canfor Corp.	1,300	13,296
	CCL Industries, Inc. Class B	400	13,242
*	Celestica, Inc.	1,800	15,240
*	Celtic Exploration, Ltd.	600	8,957
*	CGI Group, Inc.	1,300	14,190
	Cogeco Cable, Inc.	300	12,432
*	Compton Petroleum Corp.	900	7,662
# *	Connacher Oil & Gas, Ltd.	3,200	12,356
	Corus Entertainment, Inc. Class B	700	12,875
# *	Crew Gold Corp.	5,700	3,060
# *	Denison Mines Corp.	1,700	9,622
	Dorel Industries, Inc. Class B	400	12,729
*	Eastern Platinum, Ltd.	4,100	6,062
*	Eldorado Gold Corp.	1,600	12,718
	Emera, Inc.	500	11,094
	Empire Co., Ltd. Class A	300	13,186
	Enbridge, Inc.	806	33,802
	EnCana Corp.	1,705	128,156

4

	Ensign Energy Services, Inc.	700	15,763
*	Equinox Minerals, Ltd.	2,400	9,041
*	Euro Goldfields, Ltd.	1,700	6,789
*	Fairborne Energy, Ltd.	900	11,511
	Finning International, Inc.	400	9,102
# *	First Calgary Petroleums, Ltd. Class A	3,500	8,307
	First Quantum Minerals, Ltd.	600	38,708
*	FNX Mining Co., Inc.	600	8,759
	Fortis, Inc.	1,100	27,018
# *	Fronteer Development Group, Inc.	1,300	4,481
*	Galleon Energy, Inc. Class A	1,400	18,644
	Gerdau Ameristeel Corp.	1,400	19,778
# *	Gold Eagle Mines, Ltd.	1,300	14,753
	Goldcorp, Inc.	2,500	85,044
# *	Golden Star Resources, Ltd.	2,800	4,193
*	Great Canadian Gaming Corp.	900	7,256
*	High River Gold Mines, Ltd.	3,300	2,144
*	Highpine Oil & Gas, Ltd.	900	11,528
	Home Capital Group, Inc.	300	9,762
*	HudBay Minerals, Inc.	600	6,069
	Husky Energy, Inc.	400	17,683
	IAMGOLD Corp.	1,400	9,230
	IGM Financial, Inc.	700	29,264
	Imperial Oil, Ltd.	800	41,145
	Industrial Alliance Insurance & Financial Services, Inc.	500	17,400
	ING Canada, Inc.	300	11,302
	Inmet Mining Corp.	400	24,091
	Jean Coutu Group PJC, Inc. Class A	1,000	7,958
	Kingsway Financial Services, Inc.	800	7,082
	Laurentian Bank of Canada	300	11,358
	Loblaw Companies, Ltd.	600	17,116
*	Lundin Mining Corp.	2,100	10,047
	Manitoba Telecom Services, Inc.	300	11,782
	Maple Leaf Foods, Inc.	300	2,472
*	MDS, Inc.	800	12,258
	Metro, Inc. Class A	400	11,113
	National Bank of Canada	500	23,554
	Nexen, Inc.	2,101	65,852
	Niko Resources, Ltd.	300	21,784
	Northbridge Financial Corp.	300	8,081
*	Northgate Minerals Corp.	3,300	5,128
#	Nova Chemicals Corp.	800	23,206
*	Oilexco, Inc.	700	9,922
# *	Open Text Corp.	400	14,221
*	OPTI Canada, Inc.	1,800	32,633
*	Pan Amer Silver Corp.	300	8,052
	Pason Systems, Inc.	700	10,205
*	Petrobank Energy & Resources, Ltd.	200	8,834
	Petro-Canada	1,600	70,748
	Potash Corp. of Saskatchewan, Inc.	600	104,404
*	ProEx Energy, Ltd.	500	9,559
*	Quadra Mining, Ltd.	500	7,982

5

	Quebecor, Inc. Class B	400	10,672
#	Reitmans Canada, Ltd.	700	10,779
*	Research In Motion, Ltd.	100	12,184
	Ritchie Brothers Auctioneers, Inc.	600	15,992
*	RONA, Inc.	800	10,171
	Rothmans, Inc.	400	11,226
	Royal Bank of Canada	2,727	125,204
#	Russel Metals, Inc.	900	26,030
*	Saskatchewan Wheat Pool, Inc.	1,800	20,767
	Savanna Energy Services Corp.	700	13,225
#	Shaw Communictions, Inc. Class B	600	12,940
	ShawCor, Ltd.	400	11,109
	Sherritt International Corp.	2,300	20,687
*	Shore Gold, Inc.	2,500	3,508
*	Silver Standard Resources, Inc.	300	7,620
*	Silver Wheaton Corp.	1,400	16,218
	Silvercorp Metals, Inc.	1,200	5,018
*	Sino-Forest Corp.	1,400	26,370
*	Stantec, Inc.	400	11,565
#	Sun Life Financial, Inc.	600	23,140
	Suncor Energy, Inc.	800	45,809
	Talisman Energy, Inc.	5,000	88,388
	Teck Cominco Class B	1,900	79,378
	Telus Corp.	300	12,050
	The Thomson Corp.	300	10,101
*	Thompson Creek Metals Company, Inc.	600	9,409
	Tim Hortons, Inc.	300	9,476
# *	Timminco, Ltd.	600	8,420
	Toromont Industries, Ltd.	400	12,243
#	Toronto Dominion Bank	2,300	134,582
#	Transalta Corp.	600	20,993
	TransCanada Corp.	800	30,341
	Transcontinental, Inc. Class A	600	9,324
	Trican Well Service, Ltd.	800	16,154
# *	Uranium One, Inc.	4,000	17,141
# *	Uranium Participation Corp.	1,300	10,578
*	UTS Energy Corp.	1,900	7,337
	West Fraser Timber Co., Ltd.	300	11,076
	Yamana Gold, Inc.	3,300	35,834
TOTAL — CANADA			2,692,492

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	Alk-Abello A.S.	90	11,148
	Coloplast A.S.	150	10,739
	D/S Norden A.S.	100	9,448
	Dampskibsselskabet Torm A.S. ADR	400	13,800
	Danisco A.S.	583	39,143
	Danske Bank A.S.	1,385	38,973
	De Sammenslut Vogmaend	700	13,528
*	Genmab A.S.	400	25,817

6

*	Greentech Energy Systems A.S.	600	7,956
*	Jeudan A.S.	90	9,454
*	Jyske Bank A.S.	350	19,598
	NKT Holding A.S.	250	14,186
	Novo-Nordisk A.S. Series B	100	5,582
	Novo-Nordisk A.S. Sponsored ADR	600	33,336
	Novozymes A.S. Series B	70	7,030
#	Rockwool International A.S.	90	8,724
	SimCorp A.S.	50	7,356
	Sydbank A.S.	620	20,201
	Trygvesta A.S.	149	10,117
*	Vestas Wind Systems A.S.	315	42,743
TOTAL — DENMARK			348,879

FINLAND — (1.7%)
COMMON STOCKS — (1.7%)
*	Ahlstrom Oyj	250	5,317
	Cargotec Oyj Series B	286	8,768
	Finnair Oyj	1,214	9,571
	Fiskars Oyj Abp Series A	175	2,612
	Fortum Oyj	1,333	54,714
	Huhtamaki Oyj	632	6,364
	KCI Konecranes Oyj	433	14,292
#	Kemira Oyj	1,394	17,423
	Kone Oyj Series B	766	23,724
	Metso Corp. Oyj	1,260	48,970
	Neste Oil Oyj	1,790	42,682
	Nokia Oyj Sponsored ADR	6,800	171,156
#	Nokian Renkaat Oyj	253	9,010
	Orion Oyj Series A	463	8,717
	Orion Oyj Series B	482	9,072
	Outokumpu Oyj Series A	824	19,731
*	Outotec Oyj	108	4,906
	Pohjola Bank P.L.C.	687	11,087
	Ramirent Oyj	548	3,809
*	Ruukki Group Oyj	1,697	4,711
	Sampo Oyj	2,107	53,007
	SanomaWSOY Oyj	376	7,462
	Stockmann Oyj Abp Series B	275	7,752
	Stora Enso Oyj Series R	2,576	25,810
	UPM-Kymmene Oyj	3,722	63,593
	Wartsila Corp. Oyj Series B	756	43,417
	YIT Oyj	373	5,802
TOTAL — FINLAND			683,479

FRANCE — (8.7%)
COMMON STOCKS — (8.7%)
	Accor SA	603	39,877
	Aeroports de Paris	149	12,986
	Air France-KLM	1,095	26,345

7

	Air Liquide SA	464	56,382
*	Alcatel-Lucent SA	6,583	40,021
	Alstom SA	259	26,310
*	Altran Technologies SA	1,385	12,099
	Arkema	452	21,803
	Atos Origin SA	590	31,708
	AXA SA Sponsored ADR	5,800	185,078
	bioMerieux	95	10,334
	BNP Paribas SA	1,832	164,340
	Bongrain SA	97	7,816
#	Bourbon SA	310	17,662
	Bouygues SA	616	37,127
	Capgemini SA	631	37,254
	Carbone Lorraine SA	173	9,849
	Carrefour SA	2,045	108,098
	Cie Generale D’Optique Essilor Intenational SA	849	45,165
	Ciments Francais SA	106	14,609
	Clarins SA	147	11,948
	CNP Assurances	93	11,163
	Compagnie de Saint-Gobain	1,256	76,736
# *	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,200	49,320
	Compagnie Generale des Establissements Michelin Series B	721	46,735
	Credit Agricole SA	3,381	71,680
	Dassault Systemes SA ADR	500	30,325
	Derichebourg	1,159	8,181
	Dior (Christian) SA	174	18,509
	EDF Energies Nouvelles SA	145	9,529
	Electricite de France	327	27,966
	Eramet SA	14	7,666
	Establissements Maurel et Prom	579	11,968
#	Euler Hermes SA	87	6,963
	European Aeronautic Defence & Space Co.	1,656	37,072
	Eutelsat Communications	354	9,813
	Fimalac SA	138	10,781
	France Telecom SA Sponsored ADR	3,900	114,738
	Gdf Suez	1,845	106,212
	Groupe Danone	842	58,693
*	Groupe Eurotunnel SA	990	13,756
	Groupe Steria SCA	808	21,709
	Guyenne et Gascogne SA	72	8,589
	Havas SA	2,322	9,001
	Imerys SA	114	7,301
	Ipsen SA	95	5,146
	Ipsos SA	347	11,667
#	JC Decaux SA	773	17,119
	Lafarge SA	777	93,736
	Lagardere S.C.A.	1,427	79,658
	Legrand SA	413	10,559
	L’Oreal SA	527	52,310
	LVMH (Louis Vuitton Moet Hennessy)	411	43,647
	M6 Metropole Television	468	10,421

8

	Manitou BF SA	331	8,925
	Natixis	1,910	16,045
	Neopost SA	99	10,321
	Nexans SA	210	26,462
	Nexity	235	5,433
	Orco Property Group	110	4,105
*	Orpea	167	9,690
#	PagesJaunes SA	529	7,568
	Pernod-Ricard SA	501	46,833
	Peugeot SA	815	38,722
	Pierre & Vacances	107	9,420
	PPR SA	533	61,982
	Publicis Groupe	518	17,362
	Rallye SA	68	3,089
*	Remy Cointreau SA	164	8,643
	Renault SA	925	77,241
	Rexel SA	679	10,272
	Rhodia SA	501	9,742
	Rubis SA	110	8,787
#	Safran SA	872	15,497
	Sanofi - Aventis ADR	2,400	85,080
	Schneider Electric SA	837	84,134
	SCOR SE	1,742	40,133
	SEB SA	180	9,768
	Sechilienne SA	154	11,272
	Societe BIC SA	218	13,152
	Societe Generale Paris	1,309	126,269
	Societe Television Francaise 1	689	11,971
	Sodexho Alliance SA	186	12,551
	Technip SA	625	51,294
	Teleperformance SA	324	11,571
	Thales SA	325	18,317
*	Theolia SA	382	8,093
	Total SA Sponsored ADR	3,400	244,392
*	UbiSoft Entertainment SA	127	11,847
	Valeo SA	289	10,305
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	135	37,556
	Vinci SA	1,253	71,152
	Vivendi SA	4,981	192,431
	Wendel	356	39,251
#	Zodiac SA	203	10,179
TOTAL — FRANCE			3,512,337

GERMANY — (7.1%)
COMMON STOCKS — (7.1%)
#	Aareal Bank AG	322	7,720
	Adidas-Salomon AG	400	23,417
	Aixtron AG	817	8,540
	Allianz SE	944	157,370
	Allianz SE Sponsored ADR	5,100	85,068

9

	Altana AG	571	9,101
	AMB Generali Holding AG	138	23,295
*	Arcandor AG	1,198	9,535
	BASF AG	1,184	68,327
	Bauer AG	98	8,228
	Bayer AG	1,262	99,610
	Bayerische Motoren Werke AG	1,879	76,871
	Bilfinger Berger AG	328	23,021
	Commerzbank AG	2,899	85,171
#	Continental AG	480	52,037
	Daimler AG	1,851	107,896
	Daimler AG Sponsored ADR	700	40,866
*	Demag Cranes AG	197	10,682
#	Deutsche Bank AG	1,258	106,838
	Deutsche Boerse AG	86	8,061
	Deutsche Lufthansa AG	463	9,942
	Deutsche Post AG	3,149	73,750
	Deutsche Postbank AG	282	18,383
	Deutsche Telekom AG	9,662	159,135
	Deutsche Telekom AG Sponsored ADR	2,000	32,940
*	Deutsche Wohnen AG	315	4,669
	Deutz AG	1,039	6,449
	Douglas Holding AG	193	8,556
	DVB Bank AG	300	11,758
	E.ON AG	2,898	168,945
	Epcos AG	719	18,550
	Fielmann AG	130	9,900
#	Fraport AG	315	20,259
# *	Freenet AG	613	8,935
	GEA Group AG	951	29,880
	Hannover Rueckversicherung AG	599	25,409
#	Heidelberger Druckmaschinen AG	399	8,133
	Heidelberger Zement AG	207	23,179
	Henkel KGAA	473	16,528
	Hochtief AG	305	25,674
	Hypo Real Estate Holding AG	798	19,211
*	Infineon Technologies AG	2,507	21,407
*	Infineon Technologies AG ADR	1,200	10,212
	K&S AG	334	40,310
	Kloeckner & Co. SE	264	10,421
	Kontron AG	640	8,155
	Krones AG	127	9,292
	Kuka AG	336	7,788
	KWS Saat AG	54	9,368
	Lanxess AG	532	20,402
	Leoni AG	189	8,396
	MAN AG	614	59,957
	Medion AG	557	9,636
	Metro AG	266	14,788
	Munchener Rueckversicherungs-Gesellschaft AG	504	78,249
	MVV Energie AG	114	5,424
	Norddeutsche Affinerie AG	245	11,290

10

*	Nordex AG	320	11,590
#	Pfleiderer AG	423	6,346
# *	Premiere AG	495	9,097
	Puma AG Rudolf Dassler Sport	53	16,670
*	Q-Cells AG	135	13,598
	Rheinmetall AG	288	18,316
	Rhoen-Klinikum AG	525	17,535
	RWE AG (Neu) Series A	729	78,511
	Salzgitter AG	203	31,085
	SAP AG Sponsored ADR	1,200	67,296
*	SGL Carbon AG	273	16,384
	Siemens AG Sponsored ADR	2,300	250,240
	Software AG	147	10,841
*	Solarworld AG	599	30,773
	Stada Arzneimittel AG	263	14,380
	Symrise AG	851	14,735
	ThyssenKrupp AG	723	35,997
#	TUI AG	1,828	36,328
	United Internet AG	444	6,448
#	Volkswagen AG	328	97,952
	Vossloh AG	138	17,909
	Wacker Chemie AG	130	23,774
	Wincor Nixdorf AG	165	12,082
TOTAL — GERMANY			2,874,821

GREECE — (0.6%)
COMMON STOCKS — (0.6%)
	Agricultural Bank of Greece S.A.	2,272	7,881
	Alapis Holdings Industrial & Commercial S.A.	4,899	12,222
	Alpha Bank A.E.	837	21,298
	Bank of Greece	135	12,412
	Coca-Cola Hellenic Bottling Co. S.A.	225	5,541
	Coca-Cola Hellenic Bottling Co. S.A. ADR	500	12,430
	EFG Eurobank Ergasias S.A.	675	13,579
	Fourlis Holdings S.A.	184	3,896
	Greek Postal Savings Bank	692	9,292
	Hellenic Exchanges S.A.	754	8,899
*	Marfin Financial Group S.A.	6,097	38,495
	Mytilineos Holdings S.A.	611	7,028
	National Bank of Greece S.A.	1,073	47,299
	OPAP S.A.	509	17,825
	Piraeus Bank S.A.	702	18,921
TOTAL — GREECE			237,018

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	Allied Properties, Ltd.	48,000	7,829
*	Associated International Hotels	4,000	8,753
	Belle International Holdings, Ltd.	11,000	11,047
	Boc Hong Kong Holdings Ltd	5,500	12,231

11

	C C Land Holdings, Ltd.	20,000	8,434
	Cathay Pacific Airways, Ltd.	7,000	12,981
	Cheung Kong Holdings, Ltd.	1,000	14,214
*	China Grand Forestry Green Resources Group, Ltd.	78,000	6,238
	Dah Sing Financial Holdings, Ltd.	1,600	9,804
	First Pacific Co., Ltd.	14,000	8,642
*	Foxconn International Holdings, Ltd.	7,000	5,195
*	Fushan International Energy Group, Ltd.	14,000	7,591
	Great Eagle Holdings, Ltd.	4,058	11,242
	Hang Lung Group, Ltd.	6,000	25,559
	Hang Lung Properties, Ltd.	10,000	31,653
	Henderson Land Development Co., Ltd.	4,000	24,112
	Hong Kong and Shanghai Hotels, Ltd.	6,500	9,261
	Hong Kong Electric Holdings, Ltd.	5,000	31,746
	Hong Kong Exchanges & Clearing, Ltd.	1,900	24,543
	Hopewell Highway Infrastructure, Ltd.	13,500	10,234
	Hutchison Whampoa, Ltd.	2,000	18,567
	Kerry Properties, Ltd.	4,500	21,458
	Kowloon Development Co., Ltd.	7,000	10,808
	Lee & Man Paper Manufacturing, Ltd.	4,400	4,394
	Li & Fung, Ltd.	4,000	12,163
	Lifestyle International Holdings, Ltd.	4,500	5,721
	Melco International Development, Ltd.	8,000	4,736
# *	Mongolia Energy Corp., Ltd.	21,000	19,398
	MTR Corp., Ltd.	3,000	9,658
	New World China Land, Ltd.	15,600	5,730
	New World Development Co., Ltd.	9,030	13,705
	NWS Holdings, Ltd.	3,068	6,774
	Pacific Basin Shipping, Ltd.	21,000	28,469
*	Parkson Retail Group, Ltd.	7,500	10,758
	Shangri-La Asia, Ltd.	4,000	7,681
*	Shui On Land, Ltd.	21,000	15,935
	Shun Tak Holdings, Ltd.	8,000	4,656
	Sino Land Co., Ltd.	10,022	17,543
	Sun Hung Kai Properties, Ltd.	3,000	40,906
	Television Broadcasts, Ltd.	2,000	11,163
*	Tencent Holdings, Ltd.	4,000	33,945
	Tian An China Investments	16,000	8,983
	Tingyi (Cayman Islands) Holding Corp.	18,000	21,538
	Transport International Holdings, Ltd.	2,800	10,181
	Vtech Holdings, Ltd.	2,000	11,934
	Wharf Holdings, Ltd.	5,000	18,070
	Wheelock and Co., Ltd.	6,000	14,230
	Wheelock Properties, Ltd.	15,000	11,007
	Wing Lung Bank, Ltd.	1,000	19,057
TOTAL — HONG KONG			700,477

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Allied Irish Banks P.L.C.	2,797	35,249
	Allied Irish Banks P.L.C. Sponsored ADR	2,100	53,865

12

*	Anglo Irish Bank Corp. P.L.C.	3,749	32,475
*	Aryzta AG	214	11,655
*	Bank of Ireland P.L.C.	4,151	33,275
#	Bank of Ireland P.L.C. Sponsored ADR	300	9,795
	C&C Group P.L.C.	1,632	5,906
*	CRH P.L.C.	1,713	44,685
	DCC P.L.C.	432	10,435
*	Dragon Oil P.L.C.	1,859	10,473
*	Elan Corp. P.L.C. Sponsored ADR	3,300	44,187
*	Independent News & Media P.L.C.	4,334	9,414
*	Irish Life & Permanent P.L.C.	1,177	10,959
*	Kerry Group P.L.C.	684	18,549
*	Paddy Power P.L.C.	352	8,237
*	United Drug P.L.C.	1,825	10,549
TOTAL — IRELAND			349,708

ITALY — (2.2%)
COMMON STOCKS — (2.2%)
	AEM SpA	2,593	8,105
	Alleanza Assicurazioni SpA	1,805	17,131
	Assicurazioni Generali SpA, Trieste	624	20,791
	Azimut Holding SpA	1,156	10,105
*	Banca Carige SpA	4,862	16,236
*	Banca Italease SpA	1,114	9,621
#	Banca Monte Dei Paschi di Siena SpA	11,458	30,098
	Banca Piccolo Credito Valtellinese Scarl SpA	1,256	12,417
#	Banca Popolare dell’Etruria e del Lazio Scarl	1,068	10,552
	Banca Popolare di Milano Scarl	1,158	11,533
	Banco Popolare Scarl	3,520	67,051
	Buzzi Unicem SpA	407	8,058
	C.I.R. SpA - Compagnie Industriali Riunite	3,568	9,104
	Credito Emiliano SpA	697	6,541
	Davide Campari - Milano SpA	1,209	10,092
	Enel SpA	3,972	36,470
	ERG SpA	536	10,884
*	Fastweb	316	9,500
	Fiat SpA	1,487	22,989
	Fondiaria - Sai SpA	433	11,997
*	Gemina SpA	6,656	8,269
	Geox SpA	707	8,589
	Gruppo Editoriale L’Espresso SpA	2,471	6,170
	Hera SpA	4,615	15,530
# *	Impregilo SpA	2,167	11,566
	Intesa Sanpaolo SpA	13,153	70,603
	Iride SpA	3,033	8,202
	Italcementi SpA	651	9,117
	Italmobiliare SpA	111	8,003
	Mediaset SpA	2,616	18,993
	Milano Assicurazioni SpA	5,077	25,863
*	Parmalat SpA	15,982	43,976
	Pirelli & Co. SpA	24,238	16,368

13

* Prysmian SpA	490	11,994
Saipem SpA	585	23,148
Saras SpA Raffinerie Sarde	3,128	16,754
Snam Rete Gas SpA	2,223	13,887
Societe Cattolica di Assicurazoni Scrl SpA	237	11,222
Telecom Italia SpA Sponsored ADR	1,800	29,052
UniCredito Italiano SpA	28,858	155,275
Unione di Banche Italiane ScpA	1,930	43,142
Unipol Gruppo Finanziario SpA	5,663	14,119
TOTAL — ITALY		909,117

JAPAN — (20.0%)
COMMON STOCKS — (20.0%)
Advantest Corp. ADR	500	10,455
AEON Co., Ltd.	5,100	58,489
Aioi Insurance Co., Ltd.	3,000	14,769
Air Water, Inc.	1,000	12,353
Aisin Seiki Co., Ltd.	1,300	34,224
Ajinomoto Co., Inc.	6,000	54,669
Alps Electric Co., Ltd.	1,000	9,038
Amada Co., Ltd.	2,000	12,114
Asahi Breweries, Ltd.	1,500	27,784
Asahi Glass Co., Ltd.	3,000	31,848
Asahi Kasei Corp.	9,000	42,268
Asics Corp.	1,000	8,810
Astellas Pharma, Inc.	1,000	45,042
Bridgestone Corp.	1,100	18,505
Brother Industries, Ltd.	1,300	14,552
Canon Marketing Japan, Inc.	600	9,847
Canon, Inc. Sponsored ADR	2,100	93,954
Casio Computer Co., Ltd.	900	10,016
Central Japan Railway Co.	2	20,776
Chubu Electric Power Co., Ltd.	1,400	33,361
Chugai Pharmaceutical Co., Ltd.	900	14,866
Citizen Holdings Co., Ltd.	2,400	16,574
Coca-Cola West Japan Co., Ltd.	500	11,563
Comsys Holdings Corp.	1,000	8,856
Cosmo Oil Co., Ltd.	7,000	20,445
CSK Holdings Corp.	600	9,466
Dai Nippon Printing Co., Ltd.	4,000	56,474
Dai Nippon Screen Mfg. Co., Ltd.	5,000	21,185
Daido Steel Co., Ltd.	2,000	11,094
Daifuku Co., Ltd.	1,500	12,278
Daihatsu Motor Co., Ltd.	1,000	12,310
Daiichi Sankyo Co, Ltd.	1,200	36,102
Daikin Industries, Ltd.	300	10,112
Dainippon Ink & Chemicals, Inc.	7,000	15,513
Daio Paper Corp.	1,000	8,624
Daiwa House Industry Co., Ltd.	4,000	39,307
Daiwa Securities Co., Ltd.	4,000	30,882
DCM Japan Holdings Co., Ltd.	1,300	9,488

14

	Denso Corp.	1,900	49,255
	Dentsu, Inc.	12	24,131
	Disco Corp.	300	11,157
	Don Quijote Co., Ltd.	600	10,531
	Dowa Holdings Co., Ltd.	2,000	11,142
	East Japan Railway Co.	3	23,862
	Ebara Corp.	6,000	14,037
	Edion Corp.	1,300	10,227
	Eisai Co., Ltd.	300	11,931
	Electric Power Development Co., Ltd.	300	11,029
	Exedy Corp.	400	9,032
	Ezaki Glico Co., Ltd.	1,000	10,093
	Fanuc, Ltd.	400	29,759
	Fast Retailing Co., Ltd.	100	10,094
	Fuji Electric Holdings Co., Ltd.	9,000	21,195
	Fuji Heavy Industries, Ltd.	3,000	17,150
	Fuji Oil Co., Ltd.	1,100	11,789
	Fuji Soft, Inc.	600	10,743
	FUJIFILM Holdings Corp.	1,000	27,516
	Fujikura, Ltd.	3,000	13,964
	Fujitsu, Ltd.	5,000	34,559
	Fukuoka Financial Group, Inc.	4,000	14,070
	Furukawa Electric Co., Ltd.	4,000	20,626
	Futaba Industrial Co., Ltd.	500	8,045
	Glory, Ltd.	500	10,667
#	GS Yuasa Corp.	5,000	25,567
	Gunze, Ltd.	3,000	12,693
	H20 Retailing Corp.	3,000	18,457
	Hakuhodo Dy Holdings, Inc.	200	10,193
	Hamamatsu Photonics K.K.	400	9,919
	Hankyu Hanshin Holdings, Inc.	5,000	22,022
	Hanwa Co., Ltd.	3,000	13,416
	Haseko Corp.	4,500	4,567
	Heiwado Co., Ltd.	700	11,148
	Hino Motors, Ltd.	2,000	9,741
	Hisamitsu Pharmaceutical Co., Inc.	300	13,325
	Hitachi Cable, Ltd.	3,000	10,805
	Hitachi Chemical Co., Ltd.	700	12,734
	Hitachi High-Technologies Corp.	600	11,065
	Hitachi Koki Co., Ltd.	800	9,403
	Hitachi Maxell, Ltd.	800	8,937
	Hitachi Metals, Ltd.	1,000	14,849
	Hitachi Software Engineering Co., Ltd.	500	10,167
*	Hitachi Zosen Corp.	9,000	9,625
	Hitachi, Ltd. Sponsored ADR	900	65,952
	Hokkaido Electric Power Co., Inc.	1,600	35,753
	Hokuhoku Financial Group, Inc.	11,000	26,298
	Hokuriku Electric Power Co., Inc.	500	12,463
#	Honda Motor Co., Ltd. Sponsored ADR	5,800	188,848
	Horiba, Ltd.	300	5,921
#	Hosiden Corp.	800	13,310
	House Foods Corp.	700	11,394

15

	Hoya Corp.	1,100	22,424
*	Idemitsu Kosan Co., Ltd.	200	17,761
	IHI Corp.	9,000	15,406
	Imperial Hotel, Ltd.	200	4,884
	INPEX Holdings, Inc.	2	21,778
*	Isetan Mitsukoshi Holdings, Ltd.	1,700	18,948
	Isuzu Motors, Ltd.	3,000	11,238
#	ITO EN, Ltd.	600	9,182
	Itochu Corp.	4,000	32,179
	Itochu Techno-Solutions Corp.	400	10,976
	Itoham Foods, Inc.	2,000	10,432
	Izumi Co., Ltd.	700	10,200
#	Japan Airport Terminal Co., Ltd.	700	8,868
	Japan Petroleum Exploration Co., Ltd.	300	19,917
	Japan Tobacco, Inc.	10	47,459
	JFE Holdings, Inc.	700	29,582
	JS Group Corp.	2,000	27,151
	JSR Corp., Tokyo	500	8,614
	JTEKT Corp.	900	11,474
	Juroku Bank, Ltd.	2,000	8,287
	Kajima Corp.	7,000	21,548
	Kaken Pharmaceutical Co., Ltd.	1,000	8,957
	Kamigumi Co., Ltd.	1,000	7,718
	Kaneka Corp.	2,000	12,561
	Kansai Electric Power Co., Inc.	2,400	58,893
	Kansai Paint Co., Ltd.	2,000	12,618
	Kao Corp.	1,000	28,313
	Kawasaki Heavy Industries, Ltd.	8,000	17,639
	Kawasaki Kisen Kaisha, Ltd.	2,000	14,179
	Kayaba Industry Co., Ltd.	3,000	10,958
	KDDI Corp.	6	34,939
	Keihin Corp.	600	9,943
	Kikkoman Corp.	1,000	12,373
	Kirin Holdings Co., Ltd.	3,000	44,886
	Kissei Pharmaceutical Co., Ltd.	1,000	21,754
	Kiyo Holdings, Inc.	9,000	13,968
	Kobe Steel, Ltd.	4,000	9,566
	Koito Manufacturing Co., Ltd.	1,000	12,036
	Kokuyo Co., Ltd.	1,500	12,100
	Komatsu, Ltd.	2,600	54,417
	Komeri Co., Ltd.	300	8,759
	Komori Corp.	900	13,132
	Konica Minolta Holdings, Inc.	1,000	13,783
	Kubota Corp. Sponsored ADR	1,000	34,430
	Kuraray Co., Ltd.	2,500	26,052
#	Kureha Corp.	2,000	11,223
	K’s Holdings Corp.	600	10,894
	Kyocera Corp. Sponsored ADR	300	25,113
	Kyowa Hakko Kogyo Co., Ltd.	1,000	10,936
	Kyushu Electric Power Co., Inc.	1,400	30,828
	Leopalace21 Corp.	2,100	21,376
	Lintec Corp.	700	12,395

16

	Lion Corp.	3,000	14,559
	Mabuchi Motor Co., Ltd.	400	18,677
	Maeda Road Construction Co., Ltd.	1,000	6,407
	Makita Corp. Sponsored ADR	100	2,595
	Marubeni Corp.	6,000	37,124
	Maruha Nichiro Holdings, Inc.	6,000	11,014
	Maruichi Steel Tube, Ltd.	400	11,923
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	3,800	77,976
	Matsushita Electric Works, Ltd.	4,000	36,973
	Mazda Motor Corp.	5,000	26,614
	Meiji Dairies Corp.	2,000	11,421
	Meiji Seika Kaisha, Ltd.	3,000	14,126
	Meitec Corp.	300	8,280
	Minebea Co., Ltd.	2,000	8,770
	Miraca Holdings, Inc.	600	13,382
	MISUMI Group, Inc.	500	8,652
	Mitsubishi Chemical Holdings Corp.	6,500	36,773
	Mitsubishi Corp.	2,500	68,673
	Mitsubishi Electric Corp.	4,000	33,924
	Mitsubishi Estate Co., Ltd.	4,000	88,356
	Mitsubishi Gas Chemical Co., Inc.	2,000	11,328
	Mitsubishi Heavy Industries, Ltd.	9,000	42,984
	Mitsubishi Materials Corp.	4,000	14,194
# *	Mitsubishi Motors Corp.	13,000	19,419
	Mitsubishi Tanabe Pharma Corp.	1,000	14,010
	Mitsubishi UFJ Financial Group, Inc.	14,800	112,496
	Mitsui & Co., Ltd. Sponsored ADR	73	24,827
	Mitsui Chemicals, Inc.	3,000	14,807
	Mitsui Engineering and Shipbuilding Co., Ltd.	6,000	12,054
	Mitsui Fudosan Co., Ltd.	3,000	62,518
	Mitsui O.S.K. Lines, Ltd.	3,000	35,556
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	300	9,840
	Miura Co., Ltd.	400	8,785
	Mizuho Financial Group, Inc.	9	38,312
	Mizuho Investors Securities Co., Ltd.	9,000	9,379
	Mizuho Trust & Banking Co., Ltd.	10,000	14,400
	Mori Seiki Co., Ltd.	700	8,980
	Morinaga Milk Industry Co., Ltd.	4,000	11,757
	Murata Manufacturing Co., Ltd.	1,000	43,942
	Musashino Bank, Ltd.	400	11,669
	Nabtesco Corp.	1,000	10,375
	Nagase & Co., Ltd.	2,000	18,940
	Nagoya Railroad Co., Ltd.	8,000	22,403
	NEC Corp.	18,000	82,952
*	NEC Electronics Corp.	400	10,130
	NGK Insulators, Ltd.	1,000	12,001
	Nichicon Corp.	1,300	10,580
	Nichirei Corp.	2,000	11,408
	Nidec Corp. ADR	500	8,480
	Nifco, Inc.	500	10,777
	Nihon Parkerizing Co., Ltd.	1,000	13,950
	Nikon Corp.	1,000	32,456

17

	Nintendo Co., Ltd.	100	46,946
	Nippon Electric Glass Co., Ltd.	2,000	26,678
	Nippon Flour Mills Co., Ltd.	2,000	9,561
	Nippon Kayaku Co., Ltd.	2,000	12,727
	Nippon Konpo Unyu Soko Co., Ltd.	1,000	10,127
	Nippon Light Metal Co., Ltd.	7,000	10,561
	Nippon Mining Holdings, Inc.	3,500	19,441
	Nippon Mitsubishi Oil Corp.	9,000	56,132
#	Nippon Paint Co., Ltd.	3,000	10,782
	Nippon Paper Group, Inc.	8	22,847
	Nippon Sheet Glass Co., Ltd.	7,000	35,847
	Nippon Shinyaku Co., Ltd.	1,000	12,459
	Nippon Shokubai Co., Ltd.	2,000	12,826
	Nippon Steel Corp.	3,000	14,231
	Nippon Suisan Kaisha, Ltd.	2,700	9,368
	Nippon Telegraph & Telephone Corp. ADR	2,200	53,878
#	Nippon Yakin Kogyo Co., Ltd.	2,000	9,847
#	Nippon Yusen K.K.	2,000	15,960
	Nipponkoa Insurance Co., Ltd.	3,000	19,683
	Nipro Corp.	1,000	18,251
	Nishimatsu Construction Co., Ltd.	4,000	8,844
	Nishi-Nippon Railroad Co., Ltd.	3,000	10,440
#	Nissan Motor Co., Ltd.	2,200	16,711
	Nissan Shatai Co., Ltd.	1,000	7,445
	Nissay Dowa General Insurance Co., Ltd.	2,000	10,417
	Nisshin Seifun Group, Inc.	1,000	13,798
	Nisshin Steel Co., Ltd.	3,000	8,015
	Nisshinbo Industries, Inc.	1,000	11,010
	Nissin Food Products Co., Ltd.	300	9,907
	Nissin Kogyo Co., Ltd.	700	12,502
	Nitori Co., Ltd.	200	11,107
	Nitto Denko Corp.	300	9,005
	NOF Corp.	2,000	8,321
	NOK Corp.	500	7,165
	Nomura Holdings, Inc. ADR	3,000	39,960
# *	Nomura Real Estate Holdings, Inc.	600	12,296
	Nomura Securities Co., Ltd.	800	10,609
	NSK, Ltd.	2,000	14,307
	NTN Corp.	2,000	11,118
	NTT Data Corp.	5	20,523
	NTT DoCoMo, Inc. Sponsored ADR	2,800	43,820
	Obayashi Corp.	4,000	18,502
	Obic Co., Ltd.	60	10,599
	Odakyu Electric Railway Co., Ltd.	2,000	13,793
	Oji Paper Co., Ltd.	6,000	31,345
	Okasan Holdings, Inc.	2,000	9,913
*	Oki Electric Industry Co., Ltd.	12,000	16,274
	Okinawa Electric Power Co., Ltd.	200	10,627
	OKUMA Corp.	2,000	14,376
	Olympus Corp.	1,000	32,490
	Omron Corp.	1,000	17,596
	Ono Pharmaceutical Co., Ltd.	300	15,572

18

	Osaka Gas Co., Ltd.	6,000	21,830
	OSG Corp.	1,100	9,425
#	Pacific Metals Co., Ltd.	2,000	12,799
	Parco Co., Ltd.	900	10,277
	Pioneer Electronic Corp.	1,000	7,591
	Q.P. Corp.	1,000	9,466
	Rengo Co., Ltd.	3,000	21,667
#	Resona Holdings, Inc.	12	13,967
	RICOH COMPANY, Ltd.	3,000	49,520
	Rohm Co., Ltd.	200	11,515
	Rohto Pharmaceutical Co., Ltd.	1,000	11,937
	Ryohin Keikaku Co., Ltd.	125	6,707
	Ryosan Co., Ltd.	500	10,742
	Sagami Railway Co., Ltd.	3,000	11,169
	Saibu Gas Co., Ltd.	4,000	9,340
	Sanden Corp.	2,000	7,738
	Sankyu, Inc., Tokyo	2,000	9,466
*	Sanyo Electric Co., Ltd.	5,000	9,970
	Sapporo Hokuyo Holdings, Inc.	2	10,765
	Sapporo Holdings, Ltd.	2,000	14,581
*	Sbi Holdings, Inc.	67	12,015
	Secom Co., Ltd.	300	13,820
#	Seiko Epson Corp.	900	25,965
	Sekisui Chemical Co., Ltd.	2,000	12,387
	Sekisui House, Ltd.	2,000	18,902
	Seven & I Holdings Co., Ltd.	1,600	46,604
	Sharp Corp., Osaka	2,000	25,446
	Shiga Bank, Ltd.	2,000	13,139
	Shikoku Bank, Ltd.	3,000	10,530
	Shikoku Electric Power Co., Inc.	400	10,685
#	Shima Seiki Manufacturing Co., Ltd.	300	6,981
	Shimachu Co., Ltd.	600	14,427
	Shimadzu Corp.	2,000	18,744
	Shimizu Corp.	2,000	8,437
	Shin-Etsu Chemical Co., Ltd.	700	38,941
	Shinko Securities Co., Ltd.	3,000	8,717
#	Shinsei Bank, Ltd.	5,000	17,002
	Shionogi & Co., Ltd.	1,000	22,544
	Shizuoka Bank, Ltd.	3,000	30,058
	Showa Denko K.K.	3,000	7,976
	SKY Perfect JSAT Holdings, Inc.	27	10,178
	SMC Corp.	300	30,844
	Snow Brand Milk Products Co., Ltd.	3,000	9,117
#	Softbank Corp.	1,400	23,110
	Sohgo Security Services Co., Ltd.	800	9,104
	Sojitz Corp.	5,400	15,408
	Sompo Japan Insurance, Inc.	6,000	54,099
	Sony Corp. Sponsored ADR	2,900	110,780
	Sony Financial Holdings, Inc.	3	11,136
	Square Enix Co., Ltd.	300	9,889
	Star Micronics Co., Ltd.	700	8,708
	Sumco Corp.	900	17,830

19

	Sumitomo Chemical Co., Ltd.	4,000	24,544
	Sumitomo Corp.	4,400	54,819
	Sumitomo Electric Industries, Ltd.	3,800	43,607
	Sumitomo Forestry Co., Ltd.	1,300	9,286
	Sumitomo Heavy Industries, Ltd.	2,000	9,725
	Sumitomo Metal Industries, Ltd., Osaka	3,000	13,253
	Sumitomo Metal Mining Co., Ltd.	3,000	38,222
	Sumitomo Mitsui Financial Group, Inc.	6	36,325
	Sumitomo Rubber Industries, Ltd.	1,400	11,169
	Sumitomo Trust & Banking Co., Ltd.	5,000	29,846
	Sumitomo Warehouse Co., Ltd.	3,000	11,021
	Suruga Bank, Ltd.	1,000	10,715
	Suzuken Co., Ltd.	300	10,777
	Suzuki Motor Corp.	1,200	25,291
	T&D Holdings, Inc.	200	10,494
	Tadano, Ltd.	1,000	7,695
	Taiheiyo Cement Corp.	5,000	8,200
	Taisei Corp.	6,000	13,658
	Taisho Pharmaceutical Co., Ltd.	1,000	21,211
	Taiyo Nippon Sanso Corp.	2,000	17,844
	Taiyo Yuden Co., Ltd.	2,000	22,042
#	Takara Holdings, Inc.	3,000	20,634
	Takashimaya Co., Ltd.	2,000	17,097
	Takeda Pharmaceutical Co., Ltd.	300	15,672
	TDK Corp. Sponsored ADR	400	23,200
	Teijin, Ltd.	9,000	28,838
	Terumo Corp.	300	16,690
	The Akita Bank, Ltd.	3,000	11,552
	The Awa Bank, Ltd.	3,000	15,866
	The Bank of Iwate, Ltd.	200	11,310
	The Bank of Kyoto, Ltd.	1,000	10,429
	The Bank of Nagoya, Ltd.	2,000	10,887
	The Bank of Okinawa, Ltd.	300	10,531
	The Chugoku Bank, Ltd.	1,000	13,075
	The Chugoku Electric Power Co., Ltd.	500	11,251
*	The Daiei, Inc.	1,350	10,672
	The Daishi Bank, Ltd.	4,000	15,933
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	16,320
	The Fukui Bank, Ltd.	3,000	9,410
	The Hachijuni Bank, Ltd.	2,000	11,598
	The Higo Bank, Ltd.	3,000	17,326
	The Hiroshima Bank, Ltd.	3,000	11,233
	The Hyakugo Bank, Ltd.	2,000	11,271
	The Hyakujishi Bank, Ltd.	2,000	10,562
	The Iyo Bank, Ltd.	1,000	10,612
	The Japan Steel Works, Ltd.	1,000	17,222
	The Japan Wool Textile Co., Ltd.	1,000	8,248
	The Joyo Bank, Ltd.	3,000	13,812
	The Kagoshima Bank, Ltd.	2,000	13,238
	The Keiyo Bank, Ltd.	2,000	9,345
	The Nanto Bank, Ltd.	3,000	16,184
	The Nisshin Oillio Group, Ltd.	2,000	11,084

20

	The Ogaki Kyoritsu Bank, Ltd.	2,000	10,267
	The Oita Bank, Ltd.	2,000	10,521
	The San-in Godo Bank, Ltd.	2,000	15,471
	THK Co., Ltd.	700	11,374
	Toagosei Co., Ltd.	3,000	11,315
	Toho Bank, Ltd.	3,000	11,994
	Toho Gas Co., Ltd.	4,000	22,509
	Tohuku Electric Power Co., Inc.	900	21,444
	Tokai Carbon Co., Ltd.	1,000	10,252
	Tokai Rika Co., Ltd.	400	5,800
	Tokio Marine Holdings, Inc.	1,500	50,876
	Tokuyama Corp.	2,000	13,527
	Tokyo Dome Corp.	2,000	9,143
	Tokyo Electric Power Co., Ltd	1,800	51,355
	Tokyo Electron, Ltd.	500	28,289
	Tokyo Gas Co., Ltd.	6,000	25,034
	Tokyo Ohka Kogyo Co., Ltd.	500	9,063
	Tokyo Seimitsu Co., Ltd.	700	9,093
	Tokyo Tatemono Co., Ltd.	3,000	14,404
	Tokyo Tomin Bank, Ltd.	500	8,048
	Tokyu Land Corp.	2,000	8,437
	Toppan Printing Co., Ltd.	4,000	36,053
	Toray Industries, Inc.	6,000	26,413
	Toshiba Corp.	6,000	33,467
	Toshiba TEC Corp.	2,000	10,048
	Tosoh Corp.	2,000	7,265
	TOTO, Ltd.	2,000	14,830
	Toyo Ink Manufacturing Co., Ltd.	3,000	9,830
	Toyo Seikan Kaisha, Ltd.	1,500	27,185
	Toyobo Co., Ltd.	8,000	13,320
	Toyoda Gosei Co., Ltd.	300	6,685
	Toyota Auto Body Co., Ltd.	600	10,515
*	Toyota Boshoku Corp	600	9,700
	Toyota Motor Corp. Sponsored ADR	2,800	250,852
	Toyota Tsusho Corp.	1,600	27,358
	Trend Micro, Inc.	500	16,922
	Tsubakimoto Chain Co.	2,000	10,183
	Tsumura & Co.	500	13,937
	Ube Industries, Ltd.	6,000	21,450
#	Ulvac, Inc.	300	10,391
	UNY Co., Ltd.	3,000	33,072
	Ushio, Inc.	700	10,602
	West Japan Railway Co.	3	14,497
	Yahoo! Japan Corp.	43	16,480
	Yamada Denki Co., Ltd.	150	10,776
	Yamagata Bank, Ltd.	2,000	10,567
	Yamaguchi Financial Group, Inc.	1,000	11,480
	Yamaha Corp.	500	8,778
	Yamaha Motor Co., Ltd.	2,000	30,810
	Yamanashi Chuo Bank, Ltd.	2,000	10,582
	Yamatake Corp.	500	9,700
	Yamato Kogyo Co., Ltd.	300	10,934

21

	Yamato Transport Co., Ltd.	1,000	11,795
	Yaskawa Electric Corp.	3,000	20,955
	Yodogawa Steel Works, Ltd.	2,000	10,215
	Yokogawa Electric Corp.	1,100	7,993
	Yokohama Rubber Co., Ltd.	3,000	15,696
TOTAL — JAPAN			8,101,116

NETHERLANDS — (3.5%)
COMMON STOCKS — (3.5%)
	Aalberts Industries NV	682	10,488
	Aegon NV	7,299	85,982
	Akzo Nobel NV	898	54,799
	Arcadis NV	510	10,822
	ArcelorMittal	2,467	193,521
# *	ASM International NV	503	12,465
	ASML Holding NV	1,783	42,048
	Boskalis Westminster CVA	520	30,714
	Eriks Group NV	145	8,926
	Fugro NV	314	24,216
*	Gemalto NV	610	26,072
	Heijmans NV	284	5,487
	Heineken Holding NV	630	27,943
#	Heineken NV	1,093	51,243
	Imtech NV	418	10,724
	ING Groep NV Sponsored ADR	6,400	199,360
	Koninklijke (Royal) KPN NV Sponsored ADR	1,400	23,909
	Koninklijke Ahold NV	2,360	29,507
	Koninklijke Bam Groep NV	1,599	28,204
	Koninklijke DSM NV	1,195	68,778
	Koninklijke Philips Electronics NV	2,996	97,340
	Koninklijke Ten Cate NV	313	12,333
	Koninklijke Vopak NV	207	12,188
	Nutreco Holding NV	206	12,717
	Oce NV	613	5,952
	OPG Groep NV	380	6,352
	Randstad Holdings NV	457	14,013
	Reed Elsevier NV	1,280	21,402
	Reed Elsevier NV ADR	700	23,408
	SBM Offshore NV	813	19,670
	Sligro Food Group NV	296	10,204
	Smit Internationale NV	90	6,935
	SNS Reaal	1,408	23,397
	STMicroelectronics NV	3,271	42,724
#	Telegraaf Media Groep NV	286	7,558
	TKH Group NV	442	9,930
	TNT NV	732	27,305
	Unilever NV	2,511	69,286
	Wolters Kluwer NV	1,466	35,680
TOTAL — NETHERLANDS			1,403,602

22

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Fisher & Paykel Healthcare Corp.	4,279	9,409
	Fletcher Building, Ltd.	3,050	15,886
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	6,696
	Trustpower, Ltd.	1,752	9,683
TOTAL — NEW ZEALAND			41,674

NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
	Acergy SA	800	13,764
	Aker Kvaerner ASA	816	18,669
# *	Aker Yards ASA	1,200	13,885
*	Awilco Offshore ASA	1,000	15,487
	Cermaq ASA	800	7,743
	DNB Nor ASA Series A	2,022	23,442
	Fred Olsen Energy ASA	320	16,909
*	Frontline, Ltd.	160	9,572
	Ganger Rolf ASA	240	9,279
	Leroy Seafood Group ASA	500	7,414
# *	Marine Harvest	26,000	18,109
	Norsk Hydro ASA	600	6,394
*	Norske Skogindustrier ASA Series A	2,500	13,631
	Orkla ASA	3,120	40,025
*	Petroleum Geo Services ASA	700	15,035
	Prosafe ASA	1,912	17,216
*	Prosafe Production Public, Ltd.	712	3,282
*	Renewable Energy Corp. ASA	400	12,298
	Schibsted ASA	400	10,273
*	Sevan Marine ASA	1,300	13,356
	Statoil Hydro ASA	458	14,049
	StatoilHydro ASA Sponsored ADR	2,300	70,449
	Storebrand ASA	2,760	21,453
*	Subsea 7, Inc.	800	17,878
	Tandberg ASA Series A	700	15,143
	Telenor ASA	1,600	25,147
# *	TGS Nopec Geophysical Co. ASA	865	11,551
	Tomra Systems ASA	1,800	12,184
	Veidekke ASA	1,400	8,946
	Yara International ASA	328	20,309
TOTAL — NORWAY			502,892

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	2,434	8,179
	Banco Comercial Portugues SA	12,560	21,700
	Banco Espirito Santo SA	1,606	20,751
	Brisa SA	1,381	12,840
	Cimpor Cimentos de Portugal SA	1,352	8,492
	Energias de Portugal SA	4,966	25,222

23

Galp Energia SGPS SA Series B	1,228	24,692
Jeronimo Martins SGPS SA	1,413	12,104
Portugal Telecom SA	1,124	11,743
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	6,427
Sonae SGPS SA	5,281	5,373
TOTAL — PORTUGAL		157,523

SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
* Asia Food and Properties, Ltd.	21,000	7,208
Capitaland, Ltd.	6,000	18,326
City Developments, Ltd.	3,000	21,760
Fraser & Neave, Ltd.	9,000	27,599
Jardine Cycle & Carriage, Ltd.	1,025	12,784
Keppel Corp., Ltd.	4,000	27,778
Keppel Land, Ltd.	3,000	8,149
Keppel Telecommunications and Transportation, Ltd.	3,000	11,171
Raffles Education Corp., Ltd.	13,000	7,641
SembCorp Industries, Ltd.	4,000	11,611
SembCorp Marine, Ltd.	7,000	18,553
Singapore Airlines, Ltd.	2,000	21,388
* Singapore Exchange, Ltd.	4,000	17,663
Singapore Press Holdings, Ltd.	7,000	20,249
United Industrial Corp., Ltd.	5,000	8,482
UOL Group, Ltd.	4,000	8,087
Venture Corp., Ltd.	2,000	14,047
# Wilmar International, Ltd.	4,000	10,594
Yanlord Land Group, Ltd.	7,000	7,816
TOTAL — SINGAPORE		280,906

SPAIN — (3.1%)
COMMON STOCKS — (3.1%)
Abengoa SA	312	8,344
Abertis Infraestructuras SA	1,511	31,210
Acciona SA	162	32,214
Actividades de Construccion y Servicios SA	335	14,834
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	8,800	148,104
# Banco de Sabadell SA	5,780	45,003
Banco de Valencia SA	1,428	14,574
Banco Espanol de Credito SA	669	9,142
Banco Guipuzcoano SA	636	7,087
Banco Pastor SA	1,221	11,823
Banco Popular Espanol SA	1,981	20,934
Banco Santander SA Sponsored ADR	16,800	285,264
Bankinter SA	1,293	13,730
Cementos Portland Valderrivas SA	113	6,206
Cia Espanola de Petroleous SA	45	4,650
Cintra Concesiones de Infraestructuras de Transporte SA	705	8,162
Construcciones y Auxiliar de Ferrocarriles SA	25	10,403
Ebro Puleva SA	528	9,107

24

	Enagas SA	1,194	30,353
	Faes Farma SA	1,144	9,339
	Gamesa Corporacion Tecnologica SA	402	19,013
	Gas Natural SDG SA	856	39,657
	Grifols SA	710	21,075
	Grupo Catalana Occidente SA	257	7,325
	Grupo Empresarial Ence SA	1,265	9,105
	Grupo Ferrovial SA	729	36,425
	Iberdrola SA	6,470	77,959
	Indra Sistemas SA	739	18,918
	Industria de Diseno Textil SA	563	26,183
*	Laboratorios Almirall SA	479	10,064
	Obrascon Huarte Lain SA	306	8,634
	Prosegur Cia de Seguridad SA	249	9,939
	Red Electrica Corporacion SA	469	27,671
	Repsol YPF SA Sponsored ADR	1,100	33,935
*	Tecnicas Reunidas SA	73	4,817
	Telefonica SA Sponsored ADR	1,500	111,105
	Tubacex SA	1,104	9,433
	Tubos Reunidos SA	1,662	9,389
	Union Fenosa SA	453	11,479
	Viscofan SA	472	9,445
	Vocento SA	844	9,272
	Zardoya Otis SA	934	18,877
TOTAL — SPAIN			1,250,203

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
	Alfa Laval AB	800	10,918
	Assa Abloy AB Series B	1,356	19,368
#	Atlas Copco AB Series A	1,400	19,542
	Atlas Copco AB Series B	760	9,725
	Axfood AB	232	7,287
	Cloetta AB Series B	250	8,909
#	D. Carnegie & Co. AB	700	8,768
	Electrolux AB Series B	1,300	16,679
	Elekta AB Series B	1,000	21,226
	Getinge AB	1,000	22,784
	Hennes & Mauritz AB Series B	837	41,478
	Hexagon AB	800	12,894
*	Hexpol AB	80	670
	Holmen AB Series B	1,000	31,901
	Husqvarna AB Series B	2,100	16,943
	Intrum Justitia AB	600	9,365
	JM AB	665	7,964
*	Lindab International AB	600	9,827
	Meda AB Series A	1,400	17,208
	Modern Times Group AB Series B	150	7,939
	NCC AB Series B	660	8,634
	Nobia AB	1,300	6,975
	Nordea Bank AB	3,481	46,239

25

*	Oriflame Cosmetics SA	200	11,562
*	Pa Resources AB	1,600	12,375
	Peab AB Series B	1,500	10,166
	Sandvik AB	2,101	26,038
	Scania AB Series B	700	10,011
	Securitas AB Series B	800	10,810
	Skandinaviska Enskilda Banken AB Series A	2,172	38,839
	Skanska AB Series B	1,114	14,016
	SKF AB Series B	3,000	45,433
	Svenska Cellulosa AB Series B	2,788	31,672
	Svenska Handelsbanken AB Series A	2,209	53,152
	Swedbank AB Series A	1,266	22,247
#	Telefonaktiebolaget LM Erricson Sponsored ADR	11,000	125,620
	TeliaSonera AB	1,500	10,453
	Trelleborg AB Series B	498	8,632
	Volvo AB Series A	700	7,642
	Volvo AB Series B	2,500	28,336
TOTAL — SWEDEN			830,247

SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
	ABB, Ltd. Sponsored ADR	4,100	100,737
*	Actelion, Ltd.	385	22,100
	Adecco SA	1,005	47,157
	Allreal Holding AG	64	7,436
	Baloise-Holding AG	404	34,563
	Bank Sarasin & Cie Series B	600	25,857
	Barry Callebaut AG	13	8,534
	Basler Kantonalbank	89	9,366
	Berner Kantonalbank	46	9,729
	Bobst Group AG	148	10,424
	Bucher Industries AG	50	10,252
	Charles Voegele Holding AG	147	7,633
#	Ciba Specialty Chemicals AG	623	15,345
	Clariant AG	926	8,317
	Compagnie Financiere Richemont AG Series A	1,679	97,692
	Conzzeta AG	5	11,866
	Credit Suisse Group AG Sponsored ADR	6,988	324,103
	Dufry Group	145	10,505
	Efg International AG	364	11,038
	Elektrizitaets-Gesellschaft Laufenberg AG	7	8,683
	Flughafen Zuerich AG	72	26,219
	Galenica Holding AG	30	11,880
	Geberit AG	224	32,604
	George Fisher AG	35	13,285
	Givaudan SA	32	26,628
	Helvetia Holding AG	72	22,315
	Holcim, Ltd.	1,779	127,912
	Jelmoli Holding AG	8	19,568
	Julius Baer Holdings, Ltd. AG	769	46,798
	Kuoni Reisen Holding AG	23	10,934

26

*	Logitech International SA	684	18,234
	Luzerner Kantonalbank AG	41	9,613
	Nestle SA	4,098	180,556
	Nobel Biocare Holding AG	640	21,465
	Novartis AG ADR	5,400	300,456
*	Oerlikon Corp.	32	7,484
	Panalpina Welttransport Holding AG	85	6,757
	Partners Group Holdings AG	108	14,375
	Rieters Holdings AG	30	9,718
	Roche Holding AG Bearer	82	15,061
	Roche Holding AG Genusschein	1,461	245,855
	Romande Energie Holding SA	5	13,154
	Schindler Holding AG	142	10,150
	SGS SA	13	16,657
	Sika AG	13	16,488
	Sonova Holding AG	133	9,620
	St. Galler Kantonalbank	24	10,220
	Straumann Holding AG	41	10,987
	Sulzer AG	220	27,031
	Swiss Re	2,265	139,317
	Swisscom AG	86	27,557
	Syngenta AG	157	42,125
	Syngenta AG ADR	800	42,944
*	Temenos Group AG	407	10,680
	Valiant Holding AG	57	10,150
	Valora Holding AG	40	9,482
	Vontobel Holdings AG	326	10,850
	Zurich Financial SVCS AG	367	95,811
TOTAL COMMON STOCKS			2,452,277

RIGHTS/WARRANTS — (0.0%)
*	Berner Kantonalbank Rights 08/19/08	46	222
TOTAL — SWITZERLAND			2,452,499

UNITED KINGDOM — (19.0%)
COMMON STOCKS — (19.0%)
	Aberdeen Asset Management P.L.C.	3,954	10,329
	Admiral Group P.L.C.	593	10,472
	Aegis Group P.L.C.	4,450	9,062
	Aga Rangemaster Group P.L.C.	991	3,569
	Aggreko P.L.C.	851	11,150
	Amec P.L.C.	1,701	26,092
	Amlin P.L.C.	1,220	6,435
	Anglo American P.L.C.	2,145	114,019
	Antofagasta P.L.C.	806	9,060
*	Aricom P.L.C.	6,606	5,573
	Arriva P.L.C.	767	11,065
	Ashmore Group P.L.C.	2,055	9,542
	Ashtead Group P.L.C.	7,030	9,706
	Associated British Foods P.L.C.	2,527	37,073

27

#	AstraZeneca P.L.C. Sponsored ADR	2,900	141,230
	Atkins WS P.L.C.	469	7,922
*	Autonomy Corp. P.L.C.	1,278	26,689
	Aveva Group P.L.C.	341	9,099
	Aviva P.L.C.	19,447	181,530
	Babcock International Group P.L.C.	854	9,320
	BAE Systems P.L.C.	3,909	34,116
	Balfour Beatty P.L.C.	4,213	31,552
	Barclays P.L.C.	4,943	31,630
#	Barclays P.L.C. Sponsored ADR	4,700	120,790
	Barratt Developments P.L.C.	1,281	3,416
	BBA Aviation P.L.C.	3,762	9,094
	Beazley Group P.L.C.	3,103	6,276
	Bellway P.L.C.	653	7,280
	Benfield Group, Ltd. P.L.C.	1,844	11,526
	BG Group P.L.C.	7,757	172,061
	BHP Billiton P.L.C.	2,887	89,918
	BHP Billiton P.L.C. ADR	600	37,512
	Bodycote P.L.C.	2,608	11,024
	Bovis Homes Group P.L.C.	984	7,821
	BP P.L.C. Sponsored ADR	10,440	601,657
	Brit Insurance Holdings P.L.C.	2,338	8,233
	British American Tobacco P.L.C.	693	23,412
	British American Tobacco P.L.C. Sponsored ADR	1,000	68,000
	British Energy Group P.L.C.	2,019	26,962
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,000	33,920
	BT Group P.L.C. Sponsored ADR	2,100	65,730
*	BTG P.L.C.	2,325	10,000
	Bunzl P.L.C.	2,721	35,369
	Burberry Group P.L.C.	1,138	9,263
	Cable and Wireless P.L.C.	3,989	12,860
*	Cadbury P.L.C. Sponsored ADR	1,752	80,802
*	Cairn Energy P.L.C.	412	22,290
	Capita Group PLC	1,710	22,001
	Capital & Regional P.L.C.	980	3,296
	Carillion P.L.C.	1,413	8,444
#	Carnival P.L.C. ADR	300	10,407
	Carphone Warehouse Group P.L.C.	4,267	15,424
	Catlin Group, Ltd.	1,882	11,187
	Centrica P.L.C.	9,591	57,095
	Charter P.L.C.	627	10,834
	Chemring Group P.L.C.	221	9,370
	Close Brothers Group P.L.C.	835	9,568
	Cobham P.L.C.	7,836	32,755
*	Colt Telecom Group SA	3,584	8,418
	Compass Group P.L.C.	4,418	29,401
	Connaught P.L.C.	1,318	9,581
	Cookson Group P.L.C.	791	9,337
	Croda International P.L.C.	1,088	13,702
*	CSR P.L.C.	1,927	11,517
	Daily Mail & General Trust P.L.C. Series A	1,082	7,305
	Dairy Crest Group P.L.C.	971	8,272

28

*	Dana Petroleum P.L.C.	456	12,484
	Davis Service Group P.L.C.	640	3,966
	De La Rue P.L.C.	578	9,248
	Debenhams P.L.C.	8,185	7,387
	Diageo P.L.C.	263	4,857
	Diageo P.L.C. Sponsored ADR	1,400	104,160
	Dignity P.L.C.	709	9,632
	Dimension Data Holdings P.L.C.	10,469	10,062
	Drax Group P.L.C.	1,611	21,851
	DS Smith P.L.C.	3,133	7,313
	DSG International P.L.C.	6,901	6,201
*	easyJet P.L.C.	1,481	8,840
	Electrocomponents P.L.C.	2,964	9,315
	Elementis P.L.C.	7,421	11,376
	Evolution Group P.L.C.	5,130	9,090
	Experian P.L.C.	1,995	15,027
	F&C Asset Management P.L.C.	2,590	4,576
	Fenner P.L.C.	2,053	8,505
	Filtrona P.L.C.	2,925	9,606
	Firstgroup P.L.C.	1,857	20,466
	Forth Ports P.L.C.	305	9,562
	Friends Provident P.L.C.	19,358	34,729
	G4S P.L.C.	7,446	31,599
	Galliford Try P.L.C.	9,117	10,735
	Game Group P.L.C.	2,607	12,794
*	Genus P.L.C.	670	9,742
	GlaxoSmithKline P.L.C. Sponsored ADR	4,300	201,971
	Greene King P.L.C.	1,008	9,817
	Halfords Group P.L.C.	1,884	10,085
	Halma P.L.C.	2,583	9,469
	Hays P.L.C.	5,736	9,951
	HBOS P.L.C.	20,982	120,100
	Henderson Group P.L.C.	5,163	12,192
	Hikma Pharmaceuticals P.L.C.	1,033	7,856
	Hiscox, Ltd.	2,772	12,490
	HMV Group P.L.C.	3,923	9,435
	Home Retail Group	5,084	23,407
	Homeserve P.L.C.	342	8,971
	HSBC Holdings P.L.C. Sponsored ADR	5,700	448,647
	Hunting P.L.C.	602	9,767
	ICAP P.L.C.	858	7,388
	IG Group Holdings P.L.C.	1,351	8,499
	IMI P.L.C.	1,130	10,266
*	Imperial Energy Corp. P.L.C.	393	8,363
	Imperial Tobacco Group P.L.C.	732	24,135
	Inchcape P.L.C.	1,218	5,718
	Informa P.L.C.	2,285	17,692
	Inmarsat P.L.C.	2,221	20,674
	Intercontinental Hotels Group P.L.C. ADR	800	10,816
	Intermediate Capital Group P.L.C.	727	18,266
	International Personal Finance P.L.C.	2,220	12,522
	International Power P.L.C.	11,464	82,293

29

	Interserve P.L.C.	1,206	9,216
	Intertek Group P.L.C.	598	10,689
*	Invensys P.L.C.	1,772	9,042
	Investec P.L.C.	2,686	19,637
	ITV P.L.C.	35,437	28,821
	Jardine Lloyd Thompson Group P.L.C.	1,371	11,279
	John Wood Group P.L.C.	1,105	9,582
	Johnson Matthey P.L.C.	1,266	37,461
	Kazakhmys P.L.C.	536	12,578
	Keller Group P.L.C.	732	10,518
	Kesa Electricals P.L.C.	3,133	9,201
	Kier Group P.L.C.	387	8,127
	Kingfisher P.L.C.	13,328	32,194
	Ladbrokes P.L.C.	3,130	12,865
	Laird P.L.C.	1,133	7,827
	Legal and General Group P.L.C.	28,206	51,461
	Lloyds TSB Group P.L.C.	2,851	15,735
#	Lloyds TSB Group P.L.C. Sponsored ADR	3,600	80,064
	Logica P.L.C.	5,346	13,010
	London Stock Exchange Group P.L.C.	639	9,183
	Lonmin P.L.C.	255	16,106
	Man Group P.L.C.	5,566	57,355
	Marks & Spencer Group P.L.C.	1,470	7,006
	Marshalls P.L.C.	2,042	6,197
	Marston’s P.L.C.	2,225	7,933
	Meggitt P.L.C.	2,811	11,752
	Michael Page International P.L.C.	1,815	12,093
	Misys P.L.C.	3,617	11,018
	Mitie Group P.L.C.	2,420	9,848
	Mondi P.L.C.	2,204	13,085
	Morgan Crucible Co. P.L.C.	2,403	10,043
	Morgan Sindall P.L.C.	504	5,428
	Mothercare P.L.C.	1,256	9,286
	Mouchel Group P.L.C.	1,281	9,277
	N Brown Group P.L.C.	2,218	8,482
	National Grid P.L.C.	365	4,751
#	National Grid P.L.C. Sponsored ADR	800	52,456
	Next P.L.C.	517	9,976
	Northern Foods P.L.C.	5,556	6,581
	Northgate P.L.C.	825	5,174
	Northumbrian Water Group P.L.C.	2,073	11,630
	Old Mutual P.L.C.	9,462	16,734
	Pearson P.L.C. Sponsored ADR	3,100	38,440
	Pennon Group P.L.C.	1,549	17,274
*	Petrofac, Ltd.	1,846	21,895
	Phoenix IT Group, Ltd.	1,162	5,053
	Premier Foods P.L.C.	2,854	4,510
*	Premier Oil P.L.C.	435	9,951
	Provident Financial P.L.C.	613	10,120
	Prudential P.L.C.	7,917	78,621
*	PV Crystalox Solar P.L.C.	4,610	14,869
	PZ Cussons P.L.C.	2,842	9,016

30

	Qinetiq P.L.C.	3,402	13,907
	Rank Group P.L.C.	6,444	8,618
	Rathbone Brothers P.L.C.	535	8,807
	Reckitt Benckiser Group P.L.C.	1,228	62,081
	Redrow P.L.C.	1,945	6,060
	Reed Elsevier P.L.C. ADR	1,000	45,810
	Regus Group P.L.C.	6,442	8,723
	Rentokil Initial P.L.C.	6,481	8,569
	Rexam P.L.C.	6,020	44,430
*	Rolls-Royce Group P.L.C.	15,022	108,419
	Rotork P.L.C.	450	8,970
	Royal Bank of Scotland Group P.L.C.	55,254	235,000
	Royal Dutch Shell P.L.C. ADR	4,500	309,555
	RPS Group P.L.C.	1,670	9,108
	RSA Insurance Group P.L.C.	7,402	20,265
	SABmiller P.L.C.	2,922	62,765
	Sage Group P.L.C.	7,857	29,957
	Sainsbury (J.) P.L.C.	7,578	47,931
	Savills P.L.C.	1,087	5,671
	Schroders P.L.C.	471	8,685
	Schroders P.L.C. Non-Voting	566	9,275
	Scottish & Southern Energy P.L.C.	1,066	28,078
	Senior P.L.C.	4,703	9,453
	Serco Group P.L.C.	2,377	18,596
	Severn Trent P.L.C.	987	24,472
	Shanks Group P.L.C.	2,210	8,826
	Shire, Ltd. ADR	500	26,540
	SIG P.L.C.	827	8,150
	Smith & Nephew P.L.C. Sponsored ADR	400	24,032
	Smiths Group P.L.C.	737	15,324
*	Soco International P.L.C.	249	6,824
	Spectris P.L.C.	666	10,056
	Speedy Hire P.L.C.	633	5,384
	Spirax-Sarco Engineering P.L.C.	1,260	25,402
	Spirent Communications P.L.C.	8,253	11,957
	SSL International P.L.C.	1,144	9,854
	ST Modwen Properties P.L.C.	1,657	9,129
	Stagecoach Group P.L.C.	2,368	13,747
	Standard Chartered P.L.C.	3,367	91,056
	Standard Life P.L.C.	10,991	50,072
	Taylor Nelson Sofres P.L.C.	2,908	14,500
	Tesco P.L.C.	18,436	127,787
	The Berkeley Group Holdings P.L.C.	612	9,445
	The Weir Group P.L.C.	1,136	19,052
	Thomas Cook Group P.L.C.	6,532	27,201
	Thomson Reuters P.L.C.	654	18,269
	Tomkins P.L.C. Sponsored ADR	900	9,846
	Travis Perkins P.L.C.	1,413	17,208
	Trinity Mirror P.L.C.	3,332	6,509
	TUI Travel P.L.C.	2,030	7,770
	Tullett Prebon P.L.C.	1,103	8,856
	Tullow Oil P.L.C.	1,810	27,130

31

*	UK Coal P.L.C.	1,131	8,891
	Ultra Electronics Holdings P.L.C.	409	10,278
	Unilever P.L.C. Sponsored ADR	2,500	67,050
	United Business Media P.L.C.	1,660	17,941
*	United Utilities Group P.L.C.	1,475	19,192
	Vedanta Resources P.L.C.	504	16,641
	Venture Production P.L.C.	755	11,334
	Vodafone Group P.L.C. Sponsored ADR	18,000	459,900
	VT Group P.L.C.	792	8,891
*	Wellstream Holdings P.L.C.	488	11,089
	WH Smith P.LC.	1,375	9,609
	Whitbread P.L.C.	1,200	24,621
	William Hill P.L.C.	1,421	7,310
	William Morrison Supermarkets P.L.C.	15,882	81,534
	Wincanton P.L.C.	1,461	6,871
	Wolseley P.L.C.	5,666	45,717
	WPP Group P.L.C. Sponsored ADR	600	29,274
	Xstrata P.L.C.	2,575	143,565
	Yell Group P.L.C.	10,048	19,694
TOTAL — UNITED KINGDOM			7,696,261

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $410,000 FNMA 6.50%, 09/01/36, valued at $350,499) to be repurchased at $345,074	$345	345,000

SECURITIES LENDING COLLATERAL — (6.3%)
§ @	DFA Short Term Investment Fund LP	1,628	1,627,921

@	Repurchase Agreement, Deutsche Bank Securities 2.00%, 09/02/08 (Collateralized by $913,189 U.S. Treasury Note/Bond 3.375%, 12/15/08, valued at $923,676) to be repurchased at $905,568	905	905,367
TOTAL SECURITIES LENDING COLLATERAL			2,533,288

TOTAL INVESTMENTS - (100.0%)
(Cost $44,268,811)##			$40,493,166

32

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULE OF INVESTMENTS

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
of The DFA Investment Trust Company	$2,376,374,433
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $2,130,677,151)##	$2,376,374,433

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.9%)
Consumer Discretionary — (13.4%)
*	4Kids Entertainment, Inc.	73,366	$666,163
* #	99 Cents Only Stores	375,623	3,215,333
*	A.C. Moore Arts & Crafts, Inc.	14,557	109,760
	Aaron Rents, Inc.	42,771	1,221,540
*	Acme Communications, Inc.	126,133	143,792
	Acme United Corp.	1,631	22,426
	Aldila, Inc.	35,416	133,518
*	Alloy, Inc.	121,824	874,696
	American Axle & Manufacturing Holdings, Inc.	331,800	1,612,548
*	American Biltrite, Inc.	3,400	14,790
	American Greetings Corp. Class A	183,500	2,950,680
* #	America’s Car-Mart, Inc.	75,137	1,420,841
	Arctic Cat, Inc.	30,910	319,300
	ArvinMeritor, Inc.	451,300	6,774,013
	Asbury Automotive Group, Inc.	150,600	1,828,284
*	Ashworth, Inc.	126,003	370,449
*	ATC Technology Corp.	117,732	2,851,469
*	Audiovox Corp. Class A	158,237	1,544,393
* #	AutoNation, Inc.	407,685	4,627,225
* #	Avatar Holdings, Inc.	50,676	1,610,990
*	Ballantyne of Omaha, Inc.	106,912	460,791
	Barnes & Noble, Inc.	125,913	3,113,828
	Bassett Furniture Industries, Inc.	79,930	821,680
	Beasley Broadcast Group, Inc.	49,173	149,486
	Belo Corp. Class A	249,199	1,826,629
*	Benihana, Inc. Class A	18,056	128,920
* #	Big Lots, Inc.	417,700	12,351,389
#	Blockbuster, Inc. Class A	816,000	1,958,400
*	Blockbuster, Inc. Class B	381,144	705,116
* #	Bluegreen Corp.	161,600	1,848,704
	Bob Evans Farms, Inc.	232,865	6,536,521
#	Bon-Ton Stores, Inc.	99,926	399,704
	Books-A-Million, Inc.	116,862	788,818
	BorgWarner, Inc.	65,284	2,699,493
	Bowl America, Inc. Class A	11,589	156,451
#	Brookfield Homes Corp.	58,101	745,436
	Brown Shoe Company, Inc.	192,150	2,920,680
#	Brunswick Corp.	488,222	6,732,581
	Building Materials Holding Corp.	85,600	103,576
* #	Cabela’s, Inc.	213,622	2,616,869
*	Cache, Inc.	18,185	212,946
*	California Coastal Communities, Inc.	29,182	77,040
	Callaway Golf Co.	331,130	4,496,745

1

	Carmike Cinemas, Inc.	69,472	366,117
*	Carriage Services, Inc.	175,846	764,930
* #	Casual Male Retail Group, Inc.	152,891	584,044
*	Cavalier Homes, Inc.	119,914	281,798
*	Cavco Industries, Inc.	30,868	1,080,689
* #	Champion Enterprises, Inc.	3,900	19,071
*	Charlotte Russe Holding, Inc.	41,366	488,532
* #	Cheesecake Factory, Inc.	194,400	2,987,928
* #	Chicos FAS, Inc.	22,300	128,002
*	Chromcraft Revington, Inc.	15,326	44,445
	Churchill Downs, Inc.	43,439	1,929,560
#	Cinemark Holdings, Inc.	95,700	1,405,833
#	Citadel Broadcasting Co.	15,854	15,854
	Coachmen Industries, Inc.	41,816	75,687
	Coast Distribution System, Inc.	17,974	57,517
	Cobra Electronics Corp.	11,605	33,771
* #	Coldwater Creek, Inc.	168,000	1,223,040
	Collectors Universe, Inc.	37,949	296,002
*	Concord Camera Corp.	58,960	173,933
* #	Conn’s, Inc.	135,198	2,584,986
	Cooper Tire & Rubber Co.	386,293	3,692,961
	Courier Corp.	1,901	40,681
* #	Cox Radio, Inc.	146,400	1,632,360
	Craftmade International, Inc.	1,848	7,762
	CSS Industries, Inc.	39,700	1,058,005
*	Culp, Inc.	67,786	500,261
* #	Cumulus Media, Inc. Class A	116,012	544,096
*	Cybex International, Inc.	55,164	185,351
*	Cycle Country Accessories Corp.	8,138	8,016
	Decorator Industries, Inc.	2,200	5,280
* #	dELiA*s, Inc.	5,027	12,517
*	Delta Apparel, Inc.	13,614	94,617
*	Design Within Reach, Inc.	47,949	198,029
* #	DG Fastchannel, Inc.	1,889	44,448
*	Diedrich Coffee, Inc.	22,733	42,624
#	Dillards, Inc. Class A	440,846	5,629,603
#	Dineequity, Inc.	96,780	1,922,051
*	Dixie Group, Inc.	123,707	946,359
*	Dorman Products, Inc.	72,079	921,890
	Dover Motorsports, Inc.	117,657	587,108
* #	drugstore.com, Inc.	9,852	23,448
* #	DSW, Inc.	10,300	149,659
*	Duckwall-ALCO Stores, Inc.	10,636	140,927
	E.W. Scripps Co.	53,100	386,037
*	Emerson Radio Corp.	261,897	288,087
	Emmis Communications Corp. Class A	85,766	187,828
	Entercom Communications Corp.	108,396	662,300
*	Entravision Communications Corp.	175,000	560,000
	Escalade, Inc.	8,613	25,408
	Finish Line, Inc. Class A	308,915	3,734,782
	Fisher Communications, Inc.	21,577	750,232
*	Flanigan’s Enterprises, Inc.	5,679	38,049
	Flexsteel Industries, Inc.	21,697	240,837
	Foot Locker, Inc.	428,273	6,976,567
*	Franklin Covey Co.	87,755	785,407

2

*	Franklin Electronic Publishers, Inc.	35,803	62,655
	Fred’s, Inc.	291,446	4,086,073
	Frisch’s Restaurants, Inc.	11,439	265,957
* #	Fuel Systems Solutions, Inc.	55,380	2,870,345
*	Full House Resorts, Inc.	7,714	12,535
	Furniture Brands International, Inc.	214,258	1,917,609
*	GameTech International, Inc.	34,256	133,256
* #	Gander Mountain Co.	151,607	533,657
*	G-III Apparel Group, Ltd.	95,865	1,774,461
* #	Gottschalks, Inc.	121,117	178,042
	Gray Television, Inc.	185,528	456,399
	Gray Television, Inc. Class A	3,400	11,900
*	Great Wolf Resorts, Inc.	2,088	10,920
	Group 1 Automotive, Inc.	135,600	2,869,296
*	Harris Interactive, Inc.	494,613	835,896
	Harte-Hanks, Inc.	67,200	829,920
*	Hartmarx Corp.	233,000	577,840
*	Hastings Entertainment, Inc.	77,276	614,344
	Haverty Furniture Co., Inc.	121,800	1,344,672
*	Hayes Lemmerz International, Inc.	737,404	1,865,632
#	Hearst-Argyle Television, Inc.	147,630	2,923,074
*	Heelys, Inc.	40,628	205,984
*	Helen of Troy, Ltd.	186,380	4,482,439
*	Hollywood Media Corp.	126,465	346,514
*	Hot Topic, Inc.	290,499	1,803,999
* #	Hovnanian Enterprises, Inc. Class A	120,400	859,656
* #	Iconix Brand Group, Inc.	35,700	461,601
	ILX Resorts, Inc.	19,284	41,461
*	Image Entertainment, Inc.	7,614	8,908
*	Interstate Hotels & Resorts, Inc.	196,684	517,279
	J. Alexander’s Corp.	39,844	243,447
* #	Jakks Pacific, Inc.	213,554	5,328,172
*	Jarden Corp.	104,400	2,679,948
* #	Jo-Ann Stores, Inc.	159,200	3,975,224
	Johnson Outdoors, Inc.	103,198	1,591,313
	Jones Apparel Group, Inc.	270,200	5,366,172
	Journal Communications, Inc. Class A	228,928	1,169,822
#	KB Home	179,700	3,737,760
	Kenneth Cole Productions, Inc. Class A	67,042	1,076,695
	Kimball International, Inc. Class B	180,974	1,905,656
	K-Swiss, Inc. Class A	3,716	63,729
	LaCrosse Footwear, Inc.	11,416	188,364
*	Lakeland Industries, Inc.	38,931	497,927
* #	Lakes Entertainment, Inc.	84,811	556,360
#	Landry’s Restaurants, Inc.	103,550	1,994,373
*	Lazare Kaplan International, Inc.	42,910	345,425
	La-Z-Boy, Inc.	212,714	1,610,245
* #	Lear Corp.	118,957	1,494,100
#	Lee Enterprises, Inc.	157,300	589,875
	Leggett & Platt, Inc.	243,884	5,441,052
#	Libbey, Inc.	75,731	704,298
*	Liberty Media Holding Corp. Capital Class A	358,459	5,824,959
#	Lifetime Brands, Inc.	29,700	287,793
*	Lin TV Corp.	244,802	1,505,532
#	Lithia Motors, Inc. Class A	83,845	406,648

3

* #	Live Nation, Inc.	175,747	2,820,739
*	Lodgian, Inc.	250,800	2,121,768
*	Luby’s, Inc.	197,960	1,468,863
	M/I Homes, Inc.	105,014	1,880,801
*	Mace Security International, Inc.	92,969	147,821
* #	MarineMax, Inc.	28,900	228,888
*	McCormick & Schmick’s Seafood Restaurants, Inc.	10,003	98,129
	MDC Holdings, Inc.	141,122	5,849,507
*	Meade Instruments Corp.	148,395	74,197
	Media General, Inc. Class A	13,050	160,515
*	Meritage Homes Corp.	166,685	3,903,763
	Modine Manufacturing Co.	107,472	1,700,207
* #	Mohawk Industries, Inc.	139,738	9,648,909
	Monaco Coach Corp.	214,067	511,620
#	Monro Muffler Brake, Inc.	15,147	313,997
*	Morton’s Restaurant Group, Inc.	35,823	258,284
*	Mothers Work, Inc.	27,514	418,488
	Movado Group, Inc.	150,827	3,497,678
* #	MTR Gaming Group, Inc.	90,446	369,924
* #	Multimedia Games, Inc.	106,179	537,266
*	Nathan’s Famous, Inc.	195	3,112
	National Presto Industries, Inc.	15,400	1,190,728
#	Nautilus Group, Inc.	222,141	1,181,790
*	Navarre Corp.	4,156	6,733
	New Frontier Media, Inc.	52,057	201,461
*	New Motion, Inc.	300	1,200
#	Noble International, Ltd.	14,317	85,902
	OfficeMax, Inc.	35,200	430,848
#	Orleans Homebuilders, Inc.	114,773	562,388
	O’Charleys, Inc.	210,819	2,110,298
* #	Outdoor Channel Holdings, Inc.	143,265	1,144,687
	Oxford Industries, Inc.	95,300	2,177,605
*	P & F Industries, Inc. Class A	2,025	5,285
* #	Palm Harbor Homes, Inc.	12,507	112,563
*	PC Mall, Inc.	125,762	1,203,542
	Pennichuck Corp.	1,935	44,950
#	Penske Automotive Group, Inc.	322,600	4,274,450
*	Perry Ellis International, Inc.	100,383	1,712,534
	Phillips-Van Heusen Corp.	15,200	578,512
*	Phoenix Footwear Group, Inc.	68,046	72,129
* #	Pinnacle Entertainment, Inc.	112,670	1,249,510
*	Pomeroy IT Solutions, Inc.	78,383	407,592
*	PreVu, Inc.	136,349	545
*	Proliance International, Inc.	102,004	120,365
*	QEP Co., Inc.	16,059	96,193
*	Quiksilver, Inc.	252,532	1,947,022
* #	R.H. Donnelley Corp.	49,435	185,381
*	Radio One, Inc. Class D	6,215	5,904
* #	Rainmaker Systems, Inc.	18,400	55,200
*	RC2 Corp.	91,760	2,309,599
*	Reading International, Inc. Class A	19,703	149,152
*	Reading International, Inc. Class B	5,338	48,042
*	Red Lion Hotels Corp.	95,176	811,851
*	Regent Communications, Inc.	219,360	171,101
	Regis Corp.	203,670	5,592,778

4

*	Rent-A-Center, Inc.	89,473	2,027,458
*	Retail Ventures, Inc.	62,800	293,904
*	Rex Stores Corp.	113,415	1,465,322
*	Rockford Corp.	44,921	46,718
*	Rocky Brands, Inc.	44,711	232,944
*	Rubio’s Restaurants, Inc.	50,779	299,088
	Ruby Tuesday, Inc.	19,700	137,703
	Russ Berrie & Co., Inc.	63,541	482,276
#	Ryland Group, Inc.	257,139	5,960,482
*	Saga Communications, Inc. Class A	109,225	687,025
	Salem Communications Corp.	59,051	112,197
	Sauer-Danfoss, Inc.	31,590	1,035,204
	Scholastic Corp.	230,922	6,027,064
	Service Corp. International	275,800	2,815,918
	Shiloh Industries, Inc.	202,754	1,727,464
*	Shoe Carnival, Inc.	83,416	1,361,349
	Sinclair Broadcast Group, Inc. Class A	371,165	2,631,560
*	Skechers U.S.A., Inc. Class A	72,200	1,380,464
	Skyline Corp.	59,420	1,358,935
	Sonic Automotive, Inc.	140,751	1,514,481
* #	Source Interlink Companies, Inc.	232,994	291,242
*	Spanish Broadcasting System, Inc.	318,797	130,707
	Speedway Motorsports, Inc.	187,485	4,149,043
*	Sport Chalet, Inc. Class A	138,660	478,377
*	Sport Chalet, Inc. Class B	6,680	21,042
#	Sport Supply Group, Inc.	49,900	608,780
*	Sport-Haley, Inc.	7,995	16,430
	Stage Stores, Inc.	113,862	1,812,683
	Standard Motor Products, Inc.	74,266	513,178
#	Standard Pacific Corp.	512,741	1,640,771
	Stanley Furniture, Inc.	24,278	200,293
*	Steinway Musical Instruments, Inc.	49,809	1,439,978
*	Steven Madden, Ltd.	76,865	1,933,155
	Stewart Enterprises, Inc.	331,121	3,099,293
* #	Stoneridge, Inc.	189,023	2,400,592
	Strattec Security Corp.	17,001	486,059
	Sturm Ruger & Co., Inc.	83,043	606,214
#	Superior Industries International, Inc.	131,700	2,313,969
	Superior Uniform Group, Inc.	39,336	407,521
*	Syms Corp.	37,469	626,482
#	Systemax, Inc.	340,767	5,254,627
	Tandy Brand Accessories, Inc.	56,879	324,210
* #	Tarragon Corp.	144,120	138,355
*	The Hallwood Group, Inc.	403	28,728
	The Marcus Corp.	116,200	1,996,316
#	The Pep Boys - Manny, Moe & Jack	437,500	3,850,000
* #	The Steak n Shake Co.	8,202	63,812
* #	The Walking Co Holdings, Inc.	779	3,272
* #	Timberland Co. Class A	126,936	2,140,141
* #	Toll Brothers, Inc.	265,370	6,602,406
*	Trans World Entertainment Corp.	66,139	191,142
*	TRW Automotive Holdings Corp.	248,090	4,758,366
*	Tuesday Morning Corp.	32,983	138,858
*	Unifi, Inc.	314,583	1,255,186
	Unifirst Corp.	109,600	4,716,088

5

*	Universal Electronics, Inc.	535	14,028
* #	Valassis Communications, Inc.	314,800	2,962,268
*	ValueVision Media, Inc. Class A	247,008	577,999
	Virco Manufacturing Corp.	29,154	127,111
*	Warnaco Group, Inc.	269,455	13,895,794
*	Wells-Gardner Electronics Corp.	3,197	4,140
*	West Marine, Inc.	115,846	573,438
	Whirlpool Corp.	35,100	2,855,736
	Wyndham Worldwide Corp.	227,700	4,390,056
	Xerium Technologies, Inc.	167,067	1,288,087
* #	Zale Corp.	259,081	7,075,502
Total Consumer Discretionary			399,477,899

Consumer Staples — (3.7%)
#	Alico, Inc.	517	22,309
*	Alliance One International, Inc.	259,492	1,043,158
*	BJ’s Wholesale Club, Inc.	1,500	57,045
*	Bridgford Foods Corp.	7,116	42,340
#	Cal-Maine Foods, Inc.	104,808	4,138,868
* #	Caribou Coffee Co.	5,330	16,683
	Casey’s General Stores, Inc.	163,673	4,746,517
*	Central Garden & Pet Co.	115,346	647,091
*	Central Garden & Pet Co. Class A	121,705	645,036
#	Chiquita Brands International, Inc.	288,600	4,236,648
	Coffee Holding Co, Inc.	2,900	5,684
* #	Collective Brands, Inc.	115,480	1,676,770
*	Constellation Brands, Inc. Class A	385,206	8,131,699
*	Craft Brewers Alliance, Inc.	117,683	410,714
	Del Monte Foods Co.	701,035	5,972,818
	Farmer Brothers Co.	92,037	2,398,484
	Golden Enterprises, Inc.	26,984	56,397
	Griffin Land & Nurseries, Inc. Class A	6,066	209,156
* #	Hain Celestial Group, Inc.	232,932	6,053,903
	Imperial Sugar Co.	75,503	1,059,307
	Ingles Market, Inc. Class A	47,763	1,180,224
	Inter Parfums, Inc.	26,175	371,423
	J & J Snack Foods Corp.	28,777	969,497
	J.M. Smucker Co.	94,896	5,146,210
	Lance, Inc.	364	7,458
	Mannatech, Inc.	98,700	437,241
* #	Maui Land & Pineapple Co., Inc.	39,189	1,051,441
#	MGP Ingredients, Inc.	82,632	407,376
*	Monterey Pasta Co.	153,364	317,463
#	Nash Finch Co.	157,694	6,421,300
*	Natural Alternatives International, Inc.	4,209	32,578
	Oil-Dri Corp. of America	31,461	578,882
*	Omega Protein Corp.	155,249	2,108,281
*	Parlux Fragrances, Inc.	145,552	1,023,231
	PepsiAmericas, Inc.	167,100	3,915,153
	Pilgrim’s Pride Corp.	160,854	2,065,365
*	Prestige Brands Holdings, Inc.	248,932	2,364,854
	PriceSmart, Inc.	115,910	2,463,087
#	Sanderson Farms, Inc.	103,150	3,539,076
* #	Sanfilippo (John B.) & Son, Inc.	48,784	465,399
*	Schiff Nutrition International, Inc.	55,185	369,188

6

	Seaboard Corp.	2,023	2,623,831
*	Seneca Foods Corp. Class A	1,100	22,264
*	Seneca Foods Corp. Class B	1,500	31,515
* #	Smart Balance, Inc.	6,830	43,712
* #	Smithfield Foods, Inc.	404,673	8,137,974
	Spartan Stores, Inc.	85,500	1,944,270
	Tasty Baking Co.	57,389	241,034
*	TreeHouse Foods, Inc.	165,880	4,604,829
#	Universal Corp.	147,400	7,653,008
	Weis Markets, Inc.	57,101	2,161,273
*	Winn-Dixie Stores, Inc.	276,018	3,897,374
*	Zapata Corp.	38,286	264,173
Total Consumer Staples			108,430,611

Energy — (9.0%)
	Adams Resources & Energy, Inc.	22,237	623,525
* #	Allis-Chalmers Energy, Inc.	260,442	3,765,991
* #	American Oil & Gas, Inc.	104,600	300,202
*	Aventine Renewable Energy Holdings, Inc.	12,600	80,640
	Barnwell Industries, Inc.	7,229	85,664
*	Basic Energy Services, Inc.	167,514	4,896,434
* #	Bill Barret Corp.	18,886	743,731
* #	Brigham Exploration Co.	317,938	4,314,419
* #	Bristow Group, Inc.	105,600	4,305,312
*	Bronco Drilling Co., Inc.	4,371	69,280
*	Callon Petroleum Co.	183,000	3,636,210
*	Catalytica Energy Systems, Inc.	64	175
	Cimarex Energy Co.	268,634	14,919,932
*	Clayton Williams Energy, Inc.	3,696	299,154
*	Complete Production Services, Inc.	287,900	8,507,445
*	Comstock Resources, Inc.	271,600	17,637,704
*	Credo Petroleum Corp.	2,886	30,909
*	Edge Petroleum Corp.	29,040	132,422
*	Encore Acquisition Co.	140,602	7,249,439
*	Endeavour International Corp.	72,400	124,528
*	Energy Partners, Ltd.	2,108	25,085
* #	EXCO Resources, Inc.	429,729	11,379,224
* #	Forest Oil Corp.	286,943	16,332,796
*	Geokinetics, Inc.	18,580	363,796
* #	Geomet, Inc.	105,667	737,556
* #	Grey Wolf, Inc.	490,430	4,271,645
	Gulf Island Fabrication, Inc.	19,550	842,018
*	Gulfmark Offshore, Inc.	116,421	5,832,692
*	Gulfport Energy Corp.	136,515	1,821,110
* #	Harvest Natural Resources, Inc.	101,400	1,123,512
	Helmerich & Payne, Inc.	224,400	12,817,728
* #	Hercules Offshore, Inc.	142,709	3,149,588
*	HKN, Inc.	39,662	373,616
* #	Hornbeck Offshore Services, Inc.	38,700	1,705,122
	Lufkin Industries, Inc.	8,217	762,455
*	Mariner Energy, Inc.	535,100	15,566,059
	Massey Energy Co.	132,920	8,767,403
*	Meridian Resource Corp.	487,803	1,321,946
*	Natural Gas Services Group	20,521	532,315
*	Newpark Resources, Inc.	621,800	5,335,044

7

*	Oil States International, Inc.	59,049	3,284,896
*	OMNI Energy Services Corp.	21,532	94,741
	Overseas Shipholding Group, Inc.	115,200	8,264,448
* #	Parker Drilling Co.	212,165	1,966,770
	Patterson-UTI Energy, Inc.	205,225	5,832,494
*	Petrohawk Energy Corp.	62,807	2,173,750
*	Petroleum Development Corp.	69,700	4,237,063
*	PHI, Inc. Non-Voting	109,423	4,202,937
*	Pioneer Drilling Co.	220,282	3,691,926
	Pioneer Natural Resources Co.	77,075	4,868,828
*	Plains Exploration & Production Co.	32,405	1,746,629
* #	Quest Resource Corp.	51,877	249,528
* #	Royale Energy, Inc.	16,500	118,305
*	SEACOR Holdings, Inc.	75,042	6,614,952
	St. Mary Land & Exploration Co.	20,000	844,400
*	Stone Energy Corp.	161,566	7,701,879
*	Swift Energy Corp.	152,170	7,107,861
	Tidewater, Inc.	78,489	4,761,928
* #	Trico Marine Services, Inc.	86,894	2,063,732
*	Union Drilling, Inc.	6,859	97,535
*	Unit Corp.	69,166	4,684,613
#	USEC, Inc.	391,600	2,255,616
* #	VeraSun Energy Corp.	246,184	1,418,020
	W&T Offshore, Inc.	99,829	3,509,988
*	Whiting Petroleum Corp.	226,118	21,761,596
	World Fuel Services Corp.	24,100	694,321
Total Energy			269,032,582

Financials — (18.3%)
	1st Independence Financial Group, Inc.	500	9,220
	1st Source Corp.	224,741	4,883,622
	21st Century Holding Co.	60,527	406,136
	Abigail Adams National Bancorp, Inc.	2,500	14,375
	Abington Bancorp, Inc.	158,743	1,569,968
	Access National Corp.	1,000	5,980
	Advanta Corp. Class A	70,198	457,691
	Advanta Corp. Class B	178,168	1,359,422
	Affirmative Insurance Holdings, Inc.	20,359	122,765
* #	Allegheny Corp.	12,647	4,047,040
	Alliance Financial Corp.	4,190	104,666
* #	Alphatec Holdings, Inc.	75,800	363,082
* #	AmComp, Inc.	68,111	817,332
	Amcore Financial, Inc.	137,983	1,212,878
	Ameriana Bancorp	1,045	8,621
	American Bancorp of New Jersey, Inc.	79,749	842,947
#	American Capital, Ltd.	64,006	1,391,490
	American Equity Investment Life Holding Co.	418,680	3,847,669
	American Financial Group, Inc.	219,371	6,258,655
*	American Independence Corp.	20,558	136,916
	American National Bankshares, Inc.	2,600	43,784
#	American Physicians Capital, Inc.	119,975	5,074,942
* #	AmeriCredit Corp.	149,300	1,579,594
	Ameris Bancorp	89,583	1,076,788
*	Amerisafe, Inc.	128,639	2,378,535
*	AmeriServe Financial, Inc.	183,737	519,976

8

#	Anchor Bancorp Wisconsin, Inc.	94,438	725,284
*	Appalachian Bancshares, Inc.	2,261	14,583
	Arrow Financial Corp.	54,093	1,335,015
#	Asset Acceptance Capital Corp.	66,875	724,925
	Associated Banc-Corp.	227,137	3,974,897
*	Atlantic American Corp.	20,450	30,573
	Atlantic Coast Federal Corp.	5,242	41,412
#	Atlantic Southern Financial Group, Inc.	400	5,500
*	B of I Holding, Inc.	41,079	258,387
	Baldwin & Lyons, Inc. Class B	68,939	1,469,779
	BancFirst Corp.	112	5,392
	Bancorp Rhode Island, Inc.	11,728	347,970
	BancorpSouth, Inc.	92,601	2,131,675
	BancTrust Financial Group, Inc.	15,000	126,600
	Bank Mutual Corp.	247,399	2,981,158
* #	Bank of Florida Corp.	75,908	602,710
	Bank of Granite Corp.	60,925	466,685
#	BankAtlantic Bancorp, Inc. Class A	58,260	108,364
	BankFinancial Corp.	139,538	2,081,907
#	BankUnited Financial Corp. Class A	4,691	5,582
#	Banner Corp.	36,605	386,915
	Bar Harbor Bankshares	10,893	318,293
	BCB Bancorp, Inc.	1,775	24,850
	Benjamin Franklin Bancorp, Inc.	11,839	142,660
	Berkshire Bancorp, Inc.	2,536	31,700
	Berkshire Hills Bancorp, Inc.	79,655	2,118,823
	Beverly Hills Bancorp, Inc.	125,456	171,875
*	BGC Partners, Inc. Class A	90,455	596,098
* #	BNCCORP, Inc.	6,661	66,943
#	Boston Private Financial Holdings, Inc.	15,099	134,985
	Brookline Bancorp, Inc.	131,811	1,355,017
	Cadence Financial Corp.	43,980	404,176
	California First National Bancorp	15,394	177,185
	Camco Financial Corp.	13,888	147,907
	Camden National Corp.	28,416	920,394
	Capital Bank Corp.	2,787	28,427
#	Capital Corp. of the West	56,482	179,613
	Capital Southwest Corp.	25,174	3,374,323
	Capitol Bancorp, Ltd.	132,953	2,043,488
	Cardinal Financial Corp.	157,491	1,337,099
	Carrollton Bancorp	200	2,172
	Cascade Financial Corp.	17,048	156,501
	Cash America International, Inc.	8,382	346,931
#	Cathay General Bancorp	69,513	1,345,772
	Center Bancorp, Inc.	40,715	430,358
	Center Financial Corp.	99,225	1,336,561
	Centerstate Banks of Florida, Inc.	1,600	22,864
	Central Bancorp, Inc.	3,917	50,373
*	Central Jersey Bancorp	20,723	161,432
	Central Pacific Financial Corp.	127,049	1,511,883
	Centrue Financial Corp.	6,860	87,328
	CFS Bancorp, Inc.	118,688	1,132,284
	Chemical Financial Corp.	81,900	2,361,177
	Citizens Community Bancorp, Inc.	24,251	192,553
	Citizens First Bancorp, Inc.	32,561	141,966

9

#	Citizens Republic Bancorp, Inc.	242,551	890,162
	Citizens South Banking Corp.	25,624	204,992
* #	Citizens, Inc.	218,907	1,558,618
	City Holding Co.	19,853	830,054
	City National Corp.	40,100	1,984,549
*	CNA Surety Corp.	248,501	3,993,411
#	CoBiz Financial, Inc.	2,311	24,797
	Codorus Valley Bancorp, Inc.	1,188	14,208
	Columbia Banking System, Inc.	129,608	1,814,512
	Comerica, Inc.	68,700	1,929,783
	Commonwealth Bankshares, Inc.	5,610	77,137
* #	Community Bancorp	25,172	132,405
	Community Bank System, Inc.	344,670	7,789,542
	Community Bankshares, Inc.	907	18,811
	Community Capital Corp.	1,239	11,832
	Community Trust Bancorp, Inc.	27,190	911,953
#	Community West Bancshares	16,252	65,008
* #	CompuCredit Corp.	62,889	326,394
*	Conseco, Inc.	107,970	968,491
*	Consumer Portfolio Services, Inc.	98,964	212,773
	Cooperative Bankshares, Inc.	5,414	36,274
*	Core-Mark Holding Co., Inc.	70,613	2,083,083
#	Corus Bankshares, Inc.	361,799	1,436,342
*	Cowen Group, Inc.	39,550	363,069
*	Cowlitz Bancorporation	5,219	30,636
	Crawford & Co. Class A	1,382	14,525
#	Crawford & Co. Class B	3,974	58,537
*	Crescent Financial Corp.	44,600	286,778
	CVB Financial Corp.	800	8,600
*	Dearborn Bancorp, Inc.	62,378	286,939
	Delphi Financial Group, Inc. Class A	23,371	627,044
	Dime Community Bancshares	71,715	1,177,560
	Donegal Group, Inc. Class A	126,003	2,265,534
	Donegal Group, Inc. Class B	5,778	109,724
* #	E*TRADE Financial Corp.	40,880	130,816
	Eastern Insurance Holdings, Inc.	61,098	931,134
	Eastern Virginia Bankshares, Inc.	1,500	24,000
	ECB Bancorp, Inc.	874	20,976
	EMC Insurance Group, Inc.	157,502	3,827,299
*	Encore Bancshares, Inc.	7,900	130,903
* #	Encore Capital Group, Inc.	135,459	1,720,329
#	Enterprise Financial Services Corp.	7,903	148,260
	ESB Financial Corp.	6,489	69,303
	ESSA Bancorp, Inc.	62,199	832,223
	F.N.B. Corp.	71,666	837,776
	Farmers Capital Bank Corp.	3,595	107,383
	FBL Financial Group, Inc. Class A	177,195	4,066,625
#	Federal Agriculture Mortgage Corp. Class A	700	14,175
	Federal Agriculture Mortgage Corp. Class C	85,157	2,495,100
	Fidelity Bancorp, Inc.	1,900	21,850
	Fidelity National Financial, Inc.	261,074	3,662,868
	Fidelity Southern Corp.	12,662	50,015
#	Fifth Third Bancorp	396	6,249
	Financial Federal Corp.	18,000	449,460
	Financial Institutions, Inc.	36,500	641,305

10

* #	First Acceptance Corp.	52,783	173,128
*	First Advantage Bancorp	1,500	16,800
	First American Corp.	257,708	6,512,281
#	First Bancorp	15,612	234,180
#	First Bancorp, Inc.	7,084	128,716
	First Bancshares, Inc.	2,300	38,594
#	First Busey Corp.	195,429	2,767,275
	First Business Financial Services, Inc.	1,900	31,521
	First Citizens BancShares, Inc.	23,887	3,545,309
#	First Commonwealth Financial Corp.	221,189	2,528,190
	First Defiance Financial Corp.	29,455	482,767
#	First Federal Bancshares of Arkansas, Inc.	18,302	140,742
	First Federal Bankshares, Inc.	1,218	7,308
	First Federal of Northern Michigan Bancorp, Inc.	7,936	38,886
	First Financial Bancorp	27,656	360,081
	First Financial Bankshares, Inc.	300	14,721
	First Financial Corp.	99,379	4,122,241
	First Financial Holdings, Inc.	22,193	484,695
	First Financial Service Corp.	1,300	26,169
	First Franklin Corp.	1,300	10,400
*	First Keystone Financial, Inc.	2,200	21,120
	First M&F Corp.	6,670	71,169
* #	First Mariner Bancorp, Inc.	6,304	15,508
	First Merchants Corp.	232,279	4,480,662
*	First Mercury Financial Corp.	50,144	738,621
	First Midwest Bancorp, Inc.	800	17,904
	First Niagara Financial Group, Inc.	606,949	9,079,957
	First PacTrust Bancorp, Inc.	16,273	205,040
	First Place Financial Corp.	169,229	1,719,367
* #	First Regional Bancorp	69,387	355,261
	First Security Group, Inc.	15,003	118,374
	First State Bancorporation	17,243	98,458
	First United Corp.	6,470	129,918
	First West Virginia Bancorp, Inc.	750	11,062
	Firstbank Corp.	12,250	111,114
*	FirstCity Financial Corp.	86,064	537,039
	FirstMerit Corp.	1,200	24,288
#	Flagstar Bancorp, Inc.	272,228	1,205,970
	Flushing Financial Corp.	43,056	748,744
	FNB United Corp.	37,891	284,940
*	Forestar Real Estate Group, Inc.	2,600	52,416
*	FPIC Insurance Group, Inc.	86,167	4,451,387
* #	Franklin Bank Corp.	64,527	36,845
#	Frontier Financial Corp.	900	10,035
	Fulton Financial Corp.	137,661	1,467,466
#	Gateway Financial Holdings, Inc.	85,007	585,698
	German American Bancorp, Inc.	65,434	849,988
#	Glacier Bancorp, Inc.	1,100	23,452
*	Golfsmith International Holdings, Inc.	161	536
#	Great Southern Bancorp, Inc.	13,638	141,426
	Greene Bancshares, Inc.	6,716	103,762
* #	Guaranty Bancorp	330,827	1,862,556
	Guaranty Federal Bancshares, Inc.	13,552	193,523
#	Habersham Bancorp	943	6,139
*	Hallmark Financial Services, Inc.	61,222	565,079

11

	Hancock Holding Co.	500	24,525
#	Hanmi Financial Corp.	37,600	192,136
	Hanover Insurance Group, Inc.	156,771	7,404,294
	Harleysville Group, Inc.	245,883	8,918,176
	Harleysville National Corp.	142,160	2,089,752
	Harleysville Savings Financial Corp.	812	11,157
#	Harrington West Financial Group, Inc.	5,500	19,525
* #	Harris & Harris Group, Inc.	82,084	600,855
	Hawthorn Bancshares, Inc.	1,627	38,739
	HCC Insurance Holdings, Inc.	115,874	2,917,707
	Heartland Financial USA, Inc.	3,700	79,661
	Heritage Commerce Corp.	60,602	728,436
	Heritage Financial Corp.	1,432	20,220
	Heritage Financial Group	1,100	11,649
	HF Financial Corp.	5,309	81,546
*	Hilltop Holdings, Inc.	41,400	430,974
	HMN Financial, Inc.	24,044	342,387
	Home Federal Bancorp, Inc.	62,253	684,783
	HopFed Bancorp, Inc.	2,773	33,526
	Horace Mann Educators Corp.	321,020	4,783,198
#	Horizon Financial Corp.	74,288	605,447
*	HouseValues, Inc.	200	564
	Huntington Bancshares, Inc.	12,991	95,094
	IBERIABANK Corp.	62,210	3,373,648
#	Imperial Capital Bancorp, Inc.	14,200	126,948
	Independence Holding Co.	19,391	254,798
#	Independent Bank Corp. (MI)	127,472	944,568
	Indiana Community Bancorp	3,207	48,265
	Infinity Property & Casualty Corp.	141,271	6,569,101
	Integra Bank Corp.	139,039	891,240
	International Bancshares Corp.	17,405	449,745
	Intervest Bancshares Corp.	3,154	25,106
*	Investors Bancorp, Inc.	2,000	29,260
	Investors Title Co.	7,399	325,186
#	Irwin Financial Corp.	169,252	661,775
	Jefferson Bancshares, Inc.	3,955	36,584
*	Knight Capital Group, Inc.	365,284	6,297,496
*	LaBranche & Co., Inc.	78,409	504,170
#	Lakeland Bancorp, Inc.	134,994	1,592,929
	Lakeland Financial Corp.	400	8,148
	LandAmerica Financial Group, Inc.	37,300	639,322
	Landmark Bancorp, Inc.	1,450	31,175
	Legacy Bancorp, Inc.	58,787	810,673
	Lincoln Bancorp	4,695	46,574
	LNB Bancorp, Inc.	48,953	420,506
	LSB Corp.	7,757	114,416
	LSB Financial Corp.	500	9,250
#	Macatawa Bank Corp.	76,965	622,647
	MainSource Financial Group, Inc.	130,583	2,364,858
	MASSBANK Corp.	9,143	363,983
	Mayflower Bancorp, Inc.	475	4,679
	MB Financial, Inc.	189,300	5,268,219
#	MBT Financial Corp.	41,165	187,301
#	MCG Capital Corp.	25,265	87,922
	Meadowbrook Insurance Group, Inc.	417,644	2,798,215

12

	Medallion Financial Corp.	131,971	1,369,859
#	Mercantile Bancorp, Inc.	3,934	66,780
	Mercantile Bank Corp.	172	1,481
	Mercer Insurance Group, Inc.	48,200	800,120
	Mercury General Corp.	32,319	1,646,330
* #	Meridian Interstate Bancorp, Inc.	5,100	49,164
	Meta Financial Group, Inc.	10,187	189,478
	MetroCorp Bancshares, Inc.	9,916	126,528
	MicroFinancial, Inc.	41,330	178,546
#	Midwest Banc Holdings, Inc.	104,277	580,823
	MidWestOne Financial Group, Inc.	1,182	16,560
*	Move, Inc.	7,796	21,049
	MutualFirst Financial, Inc.	11,494	121,492
#	Nara Bancorp, Inc.	102,693	1,124,488
#	National Penn Bancshares, Inc.	327,584	4,677,900
	National Western Life Insurance Co. Class A	3,662	876,829
*	Navigators Group, Inc.	104,945	5,499,118
	NBT Bancorp, Inc.	648	16,258
	Nelnet, Inc. Class A	132,614	2,084,692
*	New Century Bancorp, Inc.	3,600	33,372
	New Hampshire Thrift Bancshares, Inc.	8,493	82,382
	New Westfield Financial, Inc.	86,042	879,349
	New York Community Bancorp, Inc.	119,586	1,971,973
	NewAlliance Bancshares, Inc.	592,808	8,127,398
	NewBridge Bancorp	32,205	192,908
*	Newstar Financial, Inc.	4,393	38,658
*	Newtek Business Services, Inc.	55,336	37,628
* #	NexCen Brands, Inc.	179,113	66,326
*	Nexity Financial Corp.	5,387	11,259
	North Central Bancshares, Inc.	3,500	68,250
	Northeast Bancorp	500	5,575
	Northeast Community Bancorp, Inc.	50,159	506,606
	Northrim Bancorp, Inc.	22,517	373,107
#	NYMAGIC, Inc.	65,670	1,423,726
	OceanFirst Financial Corp.	26,620	480,491
*	Ocwen Financial Corp.	6,700	46,699
	Odyssey Re Holdings Corp.	285,770	10,790,675
#	Old National Bancorp	190,308	3,317,068
	Old Republic International Corp.	732,802	8,009,526
#	Pacific Capital Bancorp	172,895	2,543,285
	Pacific Continental Corp.	12,104	149,000
	Pacific Mercantile Bancorp	51,302	348,854
*	Pacific Premier Bancorp, Inc.	9,368	49,369
	PacWest Bancorp	5,231	118,639
	Pamrapo Bancorp, Inc.	13,817	190,122
	Park Bancorp, Inc.	500	5,975
#	Park National Corp.	30,891	1,893,618
	Parkvale Financial Corp.	8,027	177,156
	Patriot National Bancorp	2,629	36,149
*	Penn Treaty American Corp.	130,807	293,008
* #	Pennsylvania Commerce Bancorp, Inc.	29,337	820,263
	Peoples Bancorp of North Carolina	1,200	13,380
	Peoples Bancorp, Inc.	70,557	1,449,241
*	Pico Holdings, Inc.	138,456	6,596,044
* #	Pinnacle Financial Partners, Inc.	139,279	3,526,544

13

*	Piper Jaffray Companies, Inc.	78,800	2,995,188
*	PMA Capital Corp. Class A	348,287	3,305,244
#	PMI Group, Inc.	59,900	215,041
	Porter Bancorp, Inc.	2,277	42,375
#	Preferred Bank	7,100	69,367
	Premier Financial Bancorp, Inc.	6,969	66,205
	Presidential Life Corp.	231,485	4,166,730
	Princeton National Bancorp, Inc.	4,425	120,581
*	ProAssurance Corp.	157,600	8,494,640
#	Prosperity Bancshares, Inc.	239,813	7,666,822
	Protective Life Corp.	195,644	7,099,921
	Provident Financial Holdings, Inc.	52,878	335,247
	Provident Financial Services, Inc.	231,259	3,526,700
	Provident New York Bancorp	188,344	2,606,681
#	Pulaski Financial Corp.	44,981	436,316
	QC Holdings, Inc.	14,541	92,045
	Rainier Pacific Financial Group, Inc.	38,621	283,478
#	Reinsurance Group of America, Inc.	88,739	4,273,670
	Renasant Corp.	144,024	2,723,494
	Republic Bancorp, Inc. Class A	46,160	1,367,721
*	Republic First Bancorp, Inc.	5,842	52,520
	Resource America, Inc.	70,696	873,096
*	Rewards Network, Inc.	71,409	360,615
	Riverview Bancorp, Inc.	18,075	117,668
	RLI Corp.	153,060	8,557,585
	Rockville Financial, Inc.	23,901	345,847
	Rome Bancorp, Inc.	67,991	734,303
	Royal Bancshares of Pennsylvania, Inc. Class A	600	2,862
	Rurban Financial Corp.	1,320	13,174
	S&T Bancorp, Inc.	500	16,780
	SAFECO Corp.	313,943	21,222,547
	Safety Insurance Group, Inc.	88,538	3,807,134
	Sanders Morris Harris Group, Inc.	72,139	757,460
	Sandy Spring Bancorp, Inc.	57,094	1,021,983
	SCBT Financial Corp.	10,888	368,341
*	Seabright Insurance Holdings	142,159	1,725,810
	Seacoast Banking Corp. of Florida	51,077	448,456
#	Security Bank Corp.	42,475	160,980
	Selective Insurance Group, Inc.	335,982	8,110,605
	Shore Bancshares, Inc.	6,359	145,685
	SI Financial Group, Inc.	15,739	151,094
	Simmons First National Corp. Class A	142,793	4,058,177
	Smithtown Bancorp, Inc.	36,200	688,162
	Somerset Hills Bancorp	14,355	129,913
*	Southcoast Financial Corp.	14,484	166,928
	Southern Community Financial Corp.	123,346	600,695
*	Southern Connecticut Bancorp, Inc.	800	5,480
*	Southern First Bancshares, Inc.	9,149	103,109
#	Southside Bancshares, Inc.	539	11,723
	Southwest Bancorp, Inc.	93,582	1,575,921
*	Specialty Underwriters’ Alliance, Inc.	2,743	14,401
	StanCorp Financial Group, Inc.	9,980	489,120
	State Auto Financial Corp.	218,549	6,746,608
	State Bancorp, Inc.	5,612	83,338
	StellarOne Corp.	32,405	544,080

14

	Sterling Bancorp	7,101	110,705
#	Sterling Financial Corp.	79,757	812,724
	Stewart Information Services Corp.	85,700	1,603,447
* #	Stifel Financial Corp.	2,250	91,958
* #	Stratus Properties, Inc.	33,478	971,866
*	Sun Bancorp, Inc.	139,636	1,647,705
* #	Superior Bancorp	18,216	122,412
#	Susquehanna Bancshares, Inc.	164,826	2,633,919
* #	Susser Holdings Corp.	48,225	902,290
	Sussex Bancorp	2,550	19,635
	SWS Group, Inc.	125,550	2,533,599
	Synovus Financial Corp.	421,304	3,875,997
	Taylor Capital Group, Inc.	5,478	59,327
	Teche Holding Co.	1,200	39,900
#	Temecula Valley Bancorp, Inc.	1,258	6,491
*	Tennessee Commerce Bancorp, Inc.	5,221	82,962
*	Texas Capital Bancshares, Inc.	38,220	596,614
	TF Financial Corp.	6,677	143,956
*	The Bancorp, Inc.	13,400	61,640
#	The Colonial BancGroup, Inc.	43,890	277,385
	The Phoenix Companies, Inc.	443,726	5,284,777
	The Wilber Corp.	3,900	32,760
#	TIB Financial Corp.	3,334	23,338
*	Tidelands Bancshares, Inc.	2,800	21,224
#	TierOne Corp.	138,132	780,446
	Timberland Bancorp, Inc.	59,892	469,553
	Tower Financial Corp.	2,179	21,180
	Transatlantic Holdings, Inc.	189,180	11,369,718
	Trico Bancshares	12,984	213,457
	Trustmark Corp.	176,939	3,395,459
	UMB Financial Corp.	162,376	8,448,423
#	Umpqua Holdings Corp.	329,495	4,599,750
*	Unico American Corp.	35,600	297,260
	Union Bankshares Corp.	72,734	1,651,789
	United Bankshares, Inc.	90,796	2,337,997
*	United Capital Corp.	3,925	97,262
#	United Community Banks, Inc.	62,800	738,528
	United Community Financial Corp.	311,411	1,124,194
	United Financial Bancorp, Inc.	110,437	1,412,489
	United Fire & Casualty Co.	96,860	2,880,616
*	United PanAm Financial Corp.	25,614	95,028
	United Western Bancorp, Inc.	38,750	421,213
	Unitrin, Inc.	206,252	5,265,614
	Unity Bancorp, Inc.	15,211	87,159
*	Universal American Corp.	244,300	3,217,431
	Univest Corporation of Pennsylvania	14,241	411,422
#	Vineyard National Bancorp Co.	806	540
	VIST Financial Corp.	3,524	47,574
	W. R. Berkley Corp.	147,300	3,470,388
	Wainwright Bank & Trust Co.	6,526	58,147
#	Washington Federal, Inc.	140,841	2,426,690
	Wayne Savings Bancshares, Inc.	400	3,868
	Webster Financial Corp.	95,746	2,041,305
	Wesbanco, Inc.	236,640	5,863,939
#	West Bancorporation	65,885	799,185

15

	White Mountains Insurance Group, Ltd.	2,892	1,367,627
#	Whitney Holding Corp.	221,968	4,805,607
	Willow Financial Bancorp, Inc.	110,541	1,096,567
	Wilshire Bancorp, Inc.	16,252	220,540
	Wintrust Financial Corp.	112,188	2,608,371
* #	WSB Financial Group, Inc.	977	1,143
	WSB Holdings, Inc.	2,298	11,260
	WVS Financial Corp.	1,304	20,799
#	Yadkin Valley Financial Corp.	36,637	599,015
	Zenith National Insurance Corp.	152,050	5,806,790
#	Zions Bancorporation	126,346	3,391,127
* #	ZipRealty, Inc.	62,682	283,949
Total Financials			544,395,264

Health Care — (6.4%)
*	Accelrys, Inc.	106,733	547,540
*	Adolor Corp.	122,759	400,194
* #	Advanced Medical Optics, Inc.	2,200	47,586
* #	Air Methods Corp.	59,489	1,717,447
*	Albany Molecular Research, Inc.	312,176	5,441,228
* #	Alexza Pharmaceuticals, Inc.	6,500	34,515
*	Allied Healthcare International, Inc.	218,643	496,320
*	Allied Healthcare Products, Inc.	25,156	159,112
*	Allion Healthcare, Inc.	113,788	786,275
#	Alpharma, Inc. Class A	241,146	8,608,912
*	Altus Pharmaceuticals, Inc.	2,000	3,180
*	American Dental Partners, Inc.	69,568	869,600
*	American Shared Hospital Services	8,624	24,147
*	AMICAS, Inc.	283,486	830,614
	Analogic Corp.	94,720	6,412,544
*	AngioDynamics, Inc.	153,743	2,525,997
* #	APP Pharmaceuticals, Inc.	157,481	3,727,575
*	Apria Healthcare Group, Inc.	35,100	694,278
* #	Arena Pharmaceuticals, Inc.	143,209	869,279
* #	Arqule, Inc.	68,646	241,634
*	Assisted Living Concepts, Inc.	211,085	1,494,482
	Atrion Corp.	2,988	344,457
*	ATS Medical, Inc.	37,349	110,553
*	Avigen, Inc.	63,800	260,304
*	Bioanalytical Systems, Inc.	12,419	60,356
*	BioScrip, Inc.	227,363	913,999
#	Brookdale Senior Living, Inc.	31,754	700,176
* #	Caliper Life Sciences, Inc.	246,166	736,036
	Cambrex Corp.	22,600	146,674
*	Candela Corp.	36,069	110,371
*	Cantel Medical Corp.	145,033	1,390,866
*	Capital Senior Living Corp.	245,900	1,935,233
*	Cardiac Science Corp.	137,450	1,408,863
* #	Celera Corp.	415,510	5,817,140
*	Combinatorx, Inc.	6,694	21,153
*	Community Health Systems, Inc.	240,400	8,296,204
*	Conmed Corp.	302,425	9,665,503
*	Continucare Corp.	25,655	65,164
#	Cooper Companies, Inc.	114,800	4,228,084
*	Cross Country Healthcare, Inc.	281,547	4,411,841

16

*	Cutera, Inc.	9,700	108,349
* #	Cyclacel Pharmaceuticals, Inc.	81,921	137,627
	Datascope Corp.	72,595	3,629,750
	Daxor Corp.	5,236	96,342
*	Digirad Corp.	101,734	160,740
*	Dynacq Healthcare, Inc.	3,500	16,975
*	Emageon, Inc.	3,591	8,654
*	Emergent Biosolutions, Inc.	27,300	378,378
* #	Emeritus Corp.	451	10,021
*	etrials Worldwide, Inc.	765	1,148
* #	ev3, Inc.	164,453	2,007,971
*	Evotec AG Sponsored ADR	8,932	36,175
*	Five Star Quality Care, Inc.	14,600	58,692
*	Gentiva Health Services, Inc.	216,739	6,031,846
*	Greatbatch, Inc.	138,800	3,389,496
*	Hanger Orthopedic Group, Inc.	224,800	3,805,864
*	Harvard Bioscience, Inc.	112,885	517,013
*	Healthspring, Inc.	273,045	5,422,674
*	HealthStream, Inc.	1,200	3,444
*	HealthTronics, Inc.	271,626	1,146,262
#	Hill-Rom Holdings, Inc.	158,250	4,738,005
* #	Hi-Tech Pharmacal Co., Inc.	72,123	675,793
*	Home Diagnostics, Inc.	14,157	146,242
	Hooper Holmes, Inc.	148,011	226,457
*	ImmunoGen, Inc.	2,813	15,134
*	IntegraMed America, Inc.	92,808	758,241
	Invacare Corp.	153,248	3,897,097
*	Inverness Medical Innovations, Inc.	90,181	3,203,229
*	Iridex Corp.	20,450	81,800
	Kewaunee Scientific Corp.	10,670	149,060
* #	Kindred Healthcare, Inc.	155,000	4,794,150
*	King Pharmaceuticals, Inc.	694,371	7,943,604
* #	La Jolla Pharmaceutical Co.	1,948	3,448
*	Langer, Inc.	32,285	32,285
*	Lannet Co., Inc.	36,829	127,060
*	Lexicon Pharmaceuticals, Inc.	65,899	122,572
* #	LifePoint Hospitals, Inc.	152,862	5,157,564
*	Magyar Bancorp, Inc.	3,690	34,133
* #	Martek Biosciences Corp.	45,470	1,519,153
*	Maxygen, Inc.	244,852	1,207,120
*	MedCath Corp.	169,553	3,606,392
*	Medical Staffing Network Holdings, Inc.	287,248	772,697
*	Memry Corp.	100	250
* #	Molina Healthcare, Inc.	700	22,029
*	National Dentex Corp.	6,141	58,094
* #	Neurogen Corp.	85	26
*	Neurometric, Inc.	5,471	6,182
*	Novacea, Inc.	8,304	19,514
* #	NovaMed, Inc.	135,288	606,090
*	Novavax, Inc.	6,106	16,853
*	Nutraceutical International Corp.	66,213	813,096
	Omnicare, Inc.	339,325	10,943,231
*	Orchid Cellmark, Inc.	34,399	112,485
*	Osteotech, Inc.	175,215	916,374
* #	Par Pharmaceutical Companies, Inc.	120,216	1,711,876

17

*	PDI, Inc.	101,849	758,775
*	Pharmanet Development Group, Inc.	108,106	2,821,567
*	Prospect Medical Holdings, Inc.	26,350	59,288
*	Providence Service Corp.	17,300	221,613
* #	Psychiatric Solutions, Inc.	1,300	49,075
*	Regeneration Technologies, Inc.	134,581	1,262,370
*	RehabCare Group, Inc.	67,100	1,230,614
*	Res-Care, Inc.	123,538	2,376,871
* #	Rochester Medical Corp.	9,000	121,410
*	Salix Pharmaceuticals, Ltd.	11,076	75,317
#	Sciele Pharma, Inc.	89,097	1,716,899
*	Sonic Innovations, Inc.	127,733	381,922
	Span-American Medical System, Inc.	12,814	164,532
* #	Spectrum Pharmaceuticals, Inc.	4,416	7,551
*	SRI/Surgical Express, Inc.	26,454	101,848
*	Strategic Diagnostics, Inc.	34,115	82,217
*	SunLink Health Systems, Inc.	5,659	16,411
*	Sunrise Senior Living, Inc.	75,770	1,540,404
*	Symmetry Medical, Inc.	24,500	421,645
*	Synovis Life Technologies, Inc.	24,431	536,505
*	Theragenics Corp.	273,991	917,870
*	Urologix, Inc.	2,890	5,115
* #	Vanda Pharmaceuticals, Inc.	28,400	31,808
* #	Vical, Inc.	9,638	30,938
*	ViroPharma, Inc.	365,703	5,357,549
*	Vital Images, Inc.	107,629	1,689,775
*	Watson Pharmaceuticals, Inc.	264,732	8,024,027
	Young Innovations, Inc.	42,755	876,050
* #	Zoll Medical Corp.	648	22,531
Total Health Care			188,862,690

Industrials — (13.8%)
*	A. T. Cross Co. Class A	73,354	523,748
	A.O. Smith Corp.	118,600	4,882,762
* #	AAR Corp.	58,841	933,807
*	Acco Brands Corp.	48,000	407,520
*	Accuride Corp.	205,161	299,535
	Aceto Corp.	241,885	2,065,698
* #	AeroCentury Corp.	4,464	56,961
* #	Airtran Holdings, Inc.	300	720
	Alamo Group, Inc.	94,058	1,968,634
*	Alaska Air Group, Inc.	177,300	3,725,073
#	Albany International Corp. Class A	81,100	2,487,337
	Alexander & Baldwin, Inc.	167,204	7,479,035
* #	Allied Defense Group, Inc.	55,142	394,265
*	Allied Waste Industries, Inc.	1,403,145	18,858,269
*	Amerco, Inc.	106,570	4,441,838
#	American Woodmark Corp.	83,067	1,973,672
	Ameron International Corp.	72,700	8,495,722
	Ampco-Pittsburgh Corp.	24,946	1,083,654
* #	Amrep Corp.	9,538	515,052
#	Apogee Enterprises, Inc.	56,400	1,128,000
	Applied Industrial Technologies, Inc.	272,225	7,924,470
	Applied Signal Technologies, Inc.	59,830	990,187
*	Argon ST, Inc.	136,993	3,420,715

18

#	Arkansas Best Corp.	128,907	4,462,760
* #	Arotech Corp.	68,888	100,576
*	Avalon Holding Corp. Class A	12,927	55,586
* #	Avis Budget Group, Inc.	268,700	2,047,494
*	Axsys Technologies, Inc.	104,354	7,088,767
* #	AZZ, Inc.	9,757	423,942
* #	Baker (Michael) Corp.	13,400	463,908
*	Baldwin Technology Co., Inc. Class A	9,537	30,137
	Barnes Group, Inc.	36,075	870,129
	Barrett Business Services, Inc.	28,738	416,701
*	Beacon Roofing Supply, Inc.	74,595	1,214,407
	Belden, Inc.	11,150	409,651
#	BlueLinx Holdings, Inc.	136,962	987,496
	Bowne & Co., Inc.	172,326	2,085,145
#	Briggs & Stratton Corp.	4,671	70,065
*	BTU International, Inc.	406	3,975
* #	Builders FirstSource, Inc.	88,986	451,159
#	C&D Technologies, Inc.	33,400	256,846
* #	Cano Petroleum, Inc.	61,800	195,906
	Cascade Corp.	38,300	1,987,004
*	Casella Waste Systems, Inc. Class A	102,300	1,361,613
* #	CBIZ, Inc.	270,362	2,298,077
	CDI Corp.	138,950	3,487,645
*	Celadon Group, Inc.	123,232	1,585,996
	Champion Industries, Inc.	45,064	210,900
*	Channell Commercial Corp.	700	266
	Chase Corp.	12,600	217,980
	Chicago Rivet & Machine Co.	200	4,190
	CIRCOR International, Inc.	110,910	6,683,437
	Comfort Systems USA, Inc.	181,979	2,773,360
*	Commercial Vehicle Group, Inc.	149,191	1,527,716
*	Competitive Technologies, Inc.	5,605	14,013
* #	Consolidated Graphics, Inc.	22,895	889,929
*	Cornell Companies, Inc.	133,400	3,619,142
*	Covenant Transport Group Class A	86,726	380,727
*	CPI Aerostructures, Inc.	20,496	164,993
	Cubic Corp.	206,815	5,726,707
* #	Dollar Thrifty Automotive Group, Inc.	26,699	124,150
* #	Double Eagle Petroleum Co.	2,587	42,065
	DRS Technologies, Inc.	125,007	9,953,057
	Ducommun, Inc.	123,611	3,271,983
	Eastern Co.	50,077	733,628
	Ecology & Environment, Inc. Class A	7,458	79,055
	Electro Rent Corp.	181,538	2,472,548
* #	EMCOR Group, Inc.	133,500	4,548,345
#	Encore Wire Corp.	154,299	2,942,482
*	EnerSys	112,016	3,149,890
	Ennis, Inc.	193,596	3,196,270
*	EnPro Industries, Inc.	173,417	7,309,527
	Espey Manufacturing & Electronics Corp.	11,770	255,409
*	Esterline Technologies Corp.	146,616	8,282,338
*	Exponent, Inc.	10,519	323,564
*	ExpressJet Holdings, Inc.	357,025	71,405
	Federal Signal Corp.	217,624	3,488,513
*	First Advantage Corp.	51,533	862,147

19

* #	Flanders Corp.	89,826	629,680
	Frozen Food Express Industries, Inc.	131,556	795,914
	G & K Services, Inc. Class A	89,732	3,094,857
	GATX Corp.	152,400	6,679,692
*	Gehl Co.	126,211	1,902,000
*	Genesee & Wyoming, Inc.	62,415	2,684,469
*	GP Strategies Corp.	138,900	1,268,157
*	Great Lakes Dredge & Dock Corp.	13,851	103,744
#	Greenbrier Companies, Inc.	127,550	2,557,378
* #	Griffon Corp.	122,750	1,503,688
	Hardinge, Inc.	77,394	1,249,139
#	Heico Corp.	37,712	1,343,679
	Heico Corp. Class A	5,075	146,160
*	Henry Bros. Electronics, Inc.	12,450	80,303
*	Herley Industries, Inc.	151,895	2,916,384
*	Hertz Global Holdings, Inc.	95,300	906,303
#	HNI Corp.	47,400	1,096,836
*	Hudson Highland Group, Inc.	142,554	1,312,922
*	Huttig Building Products, Inc.	62,950	136,602
*	ICF International, Inc.	1,300	24,011
*	ICT Group, Inc.	48,038	389,108
	IKON Office Solutions, Inc.	576,785	9,984,148
*	Innotrac Corp.	200	740
* #	Innovative Solutions & Support, Inc.	49,000	293,510
* #	Insituform Technologies, Inc. Class A	182,709	3,354,537
*	Integrated Electrical Services, Inc.	1	21
*	Interline Brands, Inc.	103,669	1,663,887
*	International Shipholding Corp.	27,006	546,872
*	Intersections, Inc.	79,726	855,460
*	Kadant, Inc.	129,724	3,042,028
	Kaman Corp. Class A	216,986	6,542,128
*	Kansas City Southern	3,100	159,433
	Kelly Services, Inc. Class A	177,198	3,427,009
	Kennametal, Inc.	1,610	56,720
*	Key Technology, Inc.	20,897	596,818
*	Kforce, Inc.	148,442	1,585,361
	L.S. Starrett Co. Class A	16,471	432,199
	Lawson Products, Inc.	9,400	283,128
*	LECG Corp.	83,264	678,602
*	LGL Group, Inc.	10,433	65,728
	LSI Industries, Inc.	112,325	969,365
*	Lydall, Inc.	137,291	1,604,932
* #	M&F Worldwide Corp.	176,418	7,765,920
*	Mac-Gray Corp.	99,131	1,148,928
*	Magnetek, Inc.	34,271	157,647
* ●	MAIR Holdings, Inc.	161,133	240,088
* ●	MAIR Holdings, Inc. Escrow Shares	161,133	—
*	Manitex International, Inc.	893	3,518
*	Marten Transport, Ltd.	169,388	3,377,597
	McGrath Rentcorp.	58,724	1,673,634
* #	Medialink Worldwide, Inc.	40,915	8,183
*	Merrimac Industries, Inc.	11,871	63,985
* #	Mesa Air Group, Inc.	130,329	58,648
	Met-Pro Corp.	2,200	32,076
*	MFRI, Inc.	16,684	188,029

20

*	Miller Industries, Inc.	24,700	206,739
*	Misonix, Inc.	74,280	202,784
* #	Mobile Mini, Inc.	161,009	3,442,372
	Mueller Industries, Inc.	59,445	1,667,432
#	Mueller Water Products, Inc.	95,100	1,033,737
	Mueller Water Products, Inc. Class B	320,544	3,327,247
	NACCO Industries, Inc. Class A	29,940	3,519,148
*	Nashua Corp.	17,404	162,031
	National Technical Systems, Inc.	104,547	521,690
*	Navigant Consulting, Inc.	1,502	26,000
* #	NCI Building Systems, Inc.	78,200	2,993,496
* #	North America Galvanizing & Coatings, Inc.	14,081	144,189
*	Old Dominion Freight Line, Inc.	2,187	72,761
*	On Assignment, Inc.	228,180	2,156,301
*	Owens Corning, Inc.	322,916	7,811,338
*	P.A.M. Transportation Services, Inc.	62,143	915,366
*	Paragon Technologies, Inc.	2,881	16,422
*	Park-Ohio Holdings Corp.	72,330	1,411,158
*	Patrick Industries, Inc.	8,107	55,938
* #	Patriot Transportation Holding, Inc.	15,907	1,257,766
	Pentair, Inc.	3,400	124,950
*	PGT, Inc.	19,772	100,837
* #	PHH Corp.	139,963	2,134,436
* #	Pinnacle Airlines Corp.	11,200	53,312
* #	Plug Power, Inc.	689,838	1,869,461
	Portec Rail Products, Inc.	16,110	176,566
* #	Power-One, Inc.	54,720	123,120
#	Preformed Line Products Co.	21,063	1,152,989
* #	Protection One, Inc.	4,541	32,241
	Providence & Worcester Railroad Co.	12,000	232,800
*	RCM Technologies, Inc.	111,790	302,951
	Regal-Beloit Corp.	241,478	11,337,392
*	Republic Airways Holdings, Inc.	324,320	2,802,125
	Robbins & Myers, Inc.	134,800	6,045,780
*	Rush Enterprises, Inc. Class A	263,181	3,471,357
*	Rush Enterprises, Inc. Class B	59,178	768,722
	Ryder System, Inc.	209,710	13,530,489
*	Saia, Inc.	132,286	2,550,474
	Schawk, Inc.	172,800	2,723,328
* #	School Specialty, Inc.	10,571	322,416
	Servidyne, Inc.	19,517	82,362
	Servotronics, Inc.	5,550	67,710
*	SIFCO Industries, Inc.	8,489	86,588
	Skywest, Inc.	281,812	4,816,167
*	SL Industries, Inc.	4,730	62,436
*	Sparton Corp.	20,057	83,237
*	Spherion Corp.	153,160	793,369
	Standex International Corp.	85,425	2,135,625
*	Sterling Construction Co., Inc.	9,300	171,585
	Supreme Industries, Inc.	30,483	119,649
	Sypris Solutions, Inc.	41,090	92,453
#	TAL International Group, Inc.	800	19,664
*	TeamStaff, Inc.	1,296	3,577
	Technology Research Corp.	30,213	71,001
	Tecumseh Products Co. Class A	13,892	366,610

21

*	Tecumseh Products Co. Class B	4,743	120,045
	Timken Co.	219,400	7,091,008
	Todd Shipyards Corp.	35,048	522,916
*	TRC Companies, Inc.	93,643	330,560
	Tredegar Industries, Inc.	257,286	5,094,263
* #	Trex Co., Inc.	17,600	326,480
#	Trinity Industries, Inc.	173,831	6,254,439
	Triumph Group, Inc.	128,300	7,023,142
*	Tufco Technologies, Inc.	3,375	19,406
	Twin Disc, Inc.	8,344	153,279
*	U.S. Home Systems, Inc.	250	998
#	UAL Corp.	225,022	2,499,994
*	United Rentals, Inc.	264,581	4,283,566
	Universal Forest Products, Inc.	104,446	3,431,051
*	URS Corp.	28,000	1,342,880
*	US Airways Group, Inc.	12,600	106,974
*	USA Truck, Inc.	35,781	658,370
*	Valpey Fisher Corp.	13,537	56,855
	Viad Corp.	99,300	3,106,104
*	Volt Information Sciences, Inc.	115,340	1,617,067
	Wabash National Corp.	153,465	1,333,611
	Watts Water Technologies, Inc.	77,900	2,214,697
*	WCA Waste Corp.	76,693	383,465
#	Werner Enterprises, Inc.	373,696	8,524,006
*	Westaff, Inc.	149,793	118,336
*	Willis Lease Finance Corp.	33,711	417,342
* #	YRC Worldwide, Inc.	100,000	1,810,000
Total Industrials			410,025,848

Information Technology — (13.7%)
*	3Com Corp.	423,623	898,081
* #	Access Integrated Technologies, Inc.	6,166	10,297
*	Actel Corp.	253,602	3,494,636
*	ActivIdentity Corp.	358,587	961,013
	Acxiom Corp.	173,368	2,505,168
*	Adaptec, Inc.	620,985	2,353,533
*	Advanced Energy Industries, Inc.	8,902	143,589
* #	Advanced Micro Devices, Inc.	587,598	3,695,991
* #	Aehr Test Systems	9,509	41,554
	Agilysys, Inc.	208,773	2,716,137
* ●	Allen Organ Co.	400	3,635
	American Software, Inc. Class A	99,904	593,430
*	Amtech Systems, Inc.	55,523	622,413
*	Analysts International Corp.	79,589	98,690
*	Anaren, Inc.	165,131	1,753,691
*	Applied Micro Circuits Corp.	286,995	2,284,480
* #	Ariba, Inc.	100,210	1,476,093
* #	Arris Group, Inc.	437,812	4,141,702
*	Arrow Electronics, Inc.	278,049	9,228,446
	Astro-Med, Inc.	16,779	157,051
*	Autobytel, Inc.	287,392	336,249
* #	Avid Technology, Inc.	208,106	4,836,383
*	Avnet, Inc.	234,093	6,870,630
*	Avocent Corp.	66,319	1,556,507
	AVX Corp.	390,321	4,480,885

22

*	Aware, Inc.	39,881	126,024
*	Axcelis Technologies, Inc.	732,020	3,462,455
*	AXT, Inc.	229,837	829,712
* #	BearingPoint, Inc.	106,808	121,761
	Bel Fuse, Inc. Class A	7,753	228,946
	Bel Fuse, Inc. Class B	60,375	1,680,840
*	Benchmark Electronics, Inc.	318,655	5,254,621
	Black Box Corp.	45,632	1,635,451
*	Borland Software Corp.	328,690	611,363
*	Brocade Communications Systems, Inc.	188,429	1,398,143
*	Brooks Automation, Inc.	150,881	1,449,966
*	CalAmp Corp.	137,457	274,914
*	California Micro Devices Corp.	147,553	478,072
*	CallWave, Inc.	122,074	284,432
*	Captaris, Inc.	217,106	868,424
*	Cascade Microtech, Inc.	64,060	379,876
*	Catalyst Semiconductor, Inc.	109,938	744,280
*	Catapult Communications Corp.	89,974	682,903
*	Centillium Communications, Inc.	24,352	18,020
*	CEVA, Inc.	132,271	1,256,575
*	Checkpoint Systems, Inc.	109,391	2,328,934
*	Ciber, Inc.	422,700	3,309,741
*	Cirrus Logic, Inc.	126,273	784,155
*	CMGI, Inc.	202,335	2,385,530
	Cohu, Inc.	121,177	2,023,656
*	Comarco, Inc.	38,100	89,916
# ●	Commerce One, Inc.	110	—
	Communications Systems, Inc.	40,496	431,282
* #	Concurrent Computer Corp.	2,549	18,072
*	Convergys Corp.	359,562	5,303,540
*	Cray, Inc.	32,768	183,828
*	Credence Systems Corp.	78,712	88,945
*	CSP, Inc.	11,819	71,741
	CTS Corp.	292,338	3,870,555
*	Cyberoptics Corp.	80,960	731,878
*	Cybersource Corp.	15,469	265,757
	Dataram Corp.	30,882	74,426
*	DDi Corp.	57,598	327,157
*	Digi International, Inc.	236,320	2,790,939
*	Ditech Networks, Inc.	220,400	341,620
*	Dot Hill Systems Corp.	313,447	683,314
*	DSP Group, Inc.	163	1,263
*	Dycom Industries, Inc.	7,766	124,489
*	Dynamics Research Corp.	44,713	401,076
*	EDCI Holdings, Inc.	31,548	131,243
*	Edgewater Technology, Inc.	75,635	374,393
*	EFJohnson Technologies, Inc.	29,115	52,407
*	Electro Scientific Industries, Inc.	246,939	3,528,758
*	Electroglas, Inc.	5,539	8,253
*	Electronics for Imaging, Inc.	91,466	1,517,421
* #	EMCORE Corp.	186,600	1,155,054
*	EMS Technologies, Inc.	152,361	3,578,960
*	Endwave Corp.	83,702	502,212
*	Entegris, Inc.	443,885	2,734,332
*	EPIQ Systems, Inc.	261,880	2,956,625

23

*	Euronet Worldwide, Inc.	149,584	2,810,683
*	Exar Corp.	197,148	1,525,926
	Fair Isaac Corp.	11,800	272,580
*	Fairchild Semiconductor Corp. Class A	233,223	2,924,616
	Fidelity National Information Services, Inc.	71,300	1,557,905
*	FormFactor, Inc.	180,812	3,469,782
*	Forrester Research, Inc.	13,219	457,245
	Frequency Electronics, Inc.	17,864	81,817
*	FSI International, Inc.	226,135	257,794
*	Gerber Scientific, Inc.	208,088	1,856,145
	Gevity HR, Inc.	135,392	1,116,984
*	Globecomm Systems, Inc.	60,200	614,040
* #	Glu Mobile, Inc.	19,132	68,301
*	Greenfield Online, Inc.	170,944	2,965,878
*	GSI Technology, Inc.	7,635	29,013
*	GTSI Corp.	93,664	646,282
* #	Hackett Group, Inc.	233,778	1,496,179
*	Harris Stratex Networks, Inc. Class A	41,690	390,218
*	Hauppauge Digital, Inc.	7,100	9,940
*	hi/fn, Inc.	110,830	439,995
* #	Hutchinson Technology, Inc.	157,373	2,280,335
*	Hypercom Corp.	134,594	612,403
* #	I.D. Systems, Inc.	60,023	539,607
	iBasis, Inc.	2,010	7,357
*	iGATE Capital Corp.	64,215	722,419
*	Ikanos Communications	161,914	420,976
	Imation Corp.	208,000	4,417,920
*	InFocus Corp.	66,524	97,125
	InfoGROUP, Inc.	59,529	392,891
	InfoSpace, Inc.	103,439	1,210,236
*	Ingram Micro, Inc.	477,061	9,021,224
*	Insight Enterprises, Inc.	125,824	2,093,711
	Integral Systems, Inc.	27,096	1,219,049
*	Integrated Device Technology, Inc.	480,988	5,093,663
*	Integrated Silicon Solution, Inc.	228,703	901,090
*	Intelli-Check, Inc.	2,776	6,246
*	International Rectifier Corp.	88,800	1,855,920
* #	Internet Brands, Inc.	26,000	181,740
*	Internet Capital Group, Inc.	436,786	3,690,842
* #	Interphase Corp.	43,384	145,770
	Intersil Corp.	185,125	4,337,479
*	Interwoven, Inc.	445,026	6,550,783
*	Intest Corp.	59,434	80,236
*	Intevac, Inc.	170,318	1,733,837
*	IntriCon Corp.	6,600	38,478
*	iPass, Inc.	5,213	11,834
*	Ixia	95,600	830,764
*	IXYS Corp.	154,526	1,967,116
	Jabil Circuit, Inc.	188,927	3,185,309
*	Jaco Electronics, Inc.	10,228	13,399
*	JDA Software Group, Inc.	264,913	4,829,364
* #	JDS Uniphase Corp.	475,842	4,834,555
*	Jupitermedia Corp.	23,260	27,214
	Keithley Instruments, Inc.	58,325	554,671
* #	Kemet Corp.	503,100	815,022

24

*	Key Tronic Corp.	75,488	253,640
*	Keynote Systems, Inc.	137,064	1,921,637
*	Kopin Corp.	281,340	838,393
*	Kratos Defense & Security Solutions, Inc.	137,424	278,971
*	KVH Industries, Inc.	53,784	486,207
* #	L-1 Identity Solutions, Inc.	307,608	5,069,380
*	Lantronix, Inc.	259	135
*	Lattice Semiconductor Corp.	647,319	1,514,726
* #	Lawson Software, Inc.	155,100	1,254,759
*	Leadis Technolgies, Inc.	33,121	32,459
*	LeCroy Corp.	136,674	1,138,494
*	Lionbridge Technologies, Inc.	217,776	694,705
*	LookSmart, Ltd.	142,078	460,333
*	Loral Space & Communications, Inc.	3,267	60,015
*	LTX Corp.	183,150	327,839
*	Management Network Group, Inc.	154,020	166,342
*	Mastec, Inc.	96,946	1,368,878
*	Mattson Technology, Inc.	112,241	572,429
*	Mercury Computer Systems, Inc.	96,582	893,384
*	Merix Corp.	112,992	210,165
	Methode Electronics, Inc.	244,862	2,691,033
*	Micron Technology, Inc.	215,900	915,416
*	Microtune, Inc.	48,763	180,911
*	MIPS Technologies, Inc.	102,921	409,626
*	MIVA, Inc.	61,869	63,725
*	MKS Instruments, Inc.	365,093	8,229,196
*	MoSys, Inc.	2,015	9,168
*	MPS Group, Inc.	544,200	6,269,184
*	MRV Communications, Inc.	72,226	98,227
* #	MSC. Software Corp.	110,027	1,428,150
* #	Multi-Fineline Electronix, Inc.	56,208	958,908
*	Nanometrics, Inc.	127,542	462,977
*	Napco Security Systems, Inc.	2,743	11,274
* #	NetScout Systems, Inc.	279,859	4,169,899
*	Network Engines, Inc.	3,708	3,560
* #	Network Equipment Technologies, Inc.	154,841	504,782
*	Newport Corp.	229,940	2,154,538
*	Nu Horizons Electronics Corp.	118,619	570,560
	O.I. Corp.	5,586	67,982
* #	OmniVision Technologies, Inc.	231,889	2,708,464
	Openwave Systems, Inc.	333,470	480,197
*	Oplink Communications, Inc.	136,602	1,794,950
* #	OPNET Technologies, Inc.	130,497	1,729,085
*	Opnext, Inc.	49,146	311,586
*	Optelecom-NKF, Inc.	3,604	29,661
*	Optical Cable Corp.	65,171	450,983
*	OSI Systems, Inc.	87,630	2,033,892
*	Overland Storage, Inc.	35,065	28,052
*	Palm, Inc.	104,032	885,312
*	PAR Technology Corp.	78,489	631,052
	Park Electrochemical Corp.	85,950	2,408,319
*	PC Connection, Inc.	280,805	2,131,310
	PC-Tel, Inc.	112,140	1,133,735
*	PDF Solutions, Inc.	2,290	14,542
	Pegasystems, Inc.	307,402	4,506,513

25

*	Perceptron, Inc.	82,835	613,807
*	Performance Technologies, Inc.	75,236	374,675
*	Pericom Semiconductor Corp.	312,672	4,264,846
*	Perot Systems Corp.	199,470	3,550,566
*	Pervasive Software, Inc.	223,792	991,399
*	Phoenix Technologies, Ltd.	37,481	413,790
*	Photronics, Inc.	386,565	1,264,068
*	Physicians Formula Holdings, Inc.	19,883	117,111
*	Planar Systems, Inc.	66,477	184,141
*	PlanetOut, Inc.	4,027	10,148
*	PLATO Learning, Inc.	79,600	148,056
* #	PLX Technology, Inc.	112,542	640,364
* #	Powerwave Technologies, Inc.	159,554	805,748
*	Presstek, Inc.	6,300	33,831
* ●	Price Communications Liquidation Trust	262,880	35,904
	Qualstar Corp.	1,100	3,520
*	Quantum Corp.	666,308	1,179,365
*	QuickLogic Corp.	50,947	77,949
*	RadiSys Corp.	149,942	1,659,858
*	RealNetworks, Inc.	739,272	4,901,373
	Relm Wireless Corp.	2,982	4,324
* #	RF Micro Devices, Inc.	839,894	3,258,789
*	RF Monolithics, Inc.	24,664	24,664
	Richardson Electronics, Ltd.	90,393	606,537
*	Rofin-Sinar Technologies, Inc.	15,098	610,261
*	Rudolph Technologies, Inc.	181,507	1,531,919
*	S1 Corp.	779,128	5,944,747
*	Safeguard Scientifics, Inc.	139,570	199,585
*	Sanmina-SCI Corp.	224,633	527,888
*	SCM Microsystems, Inc.	104,595	263,579
*	Seachange International, Inc.	359,229	3,082,185
*	Secure Computing Corp.	336,419	1,439,873
*	Selectica, Inc.	120,897	136,614
*	Semitool, Inc.	126,850	1,222,834
*	SI International, Inc.	89,453	2,793,617
*	Silicon Image, Inc.	37,376	259,016
*	Silicon Storage Technology, Inc.	805,599	2,634,309
*	Skyworks Solutions, Inc.	990,272	9,605,638
* #	Smith Micro Software, Inc.	67,326	509,658
*	Soapstone Networks, Inc.	144,479	566,358
* #	Sonic Solutions, Inc.	15,900	73,935
*	SonicWALL, Inc.	442,037	2,890,922
*	Spansion, Inc.	23,914	53,807
*	Spectrum Control, Inc.	91,511	755,881
*	Standard Microsystems Corp.	151,436	4,424,960
	StarTek, Inc.	92,757	838,523
* #	STEC, Inc.	225,333	2,282,623
*	SumTotal Systems, Inc.	176,095	850,539
*	Sunair Electronics, Inc.	2,400	4,860
*	SupportSoft, Inc.	149,802	522,809
*	Sycamore Networks, Inc.	1,310,154	4,585,539
*	Sykes Enterprises, Inc.	167,780	3,379,089
*	Symmetricom, Inc.	333,535	1,640,992
*	SYNNEX Corp.	223,900	5,147,461
*	Tech Data Corp.	152,516	5,206,896

26

	Technitrol, Inc.	212,464	3,359,056
*	Technology Solutions Co.	27,160	109,455
*	TechTeam Global, Inc.	101,585	866,520
*	Tellabs, Inc.	6,026	31,395
*	Telular Corp.	85,368	237,323
*	Teradyne, Inc.	128,400	1,197,972
*	Think Partnership, Inc.	138,633	72,089
*	TIBCO Software, Inc.	512,483	4,197,236
*	Tier Technologies, Inc. Class B	212,962	1,639,807
*	Tollgrade Communications, Inc.	68,794	462,296
* #	Track Data Corp.	63,529	117,529
*	Transact Technologies, Inc.	3,200	39,200
*	Trident Microsystems, Inc.	5,900	18,585
*	Triquint Semiconductor, Inc.	992,310	6,241,630
	TSR, Inc.	10,264	27,713
*	TTM Technologies, Inc.	210,183	2,517,992
*	Ultra Clean Holdings, Inc.	26,300	191,464
*	Ultratech, Inc.	66,748	991,208
	United Online, Inc.	85,968	905,252
* #	UTStarcom, Inc.	647,548	2,111,006
	VeriChip Corp.	3,644	3,097
* #	VeriFone Holdings, Inc.	118,100	2,380,896
*	Vicon Industries, Inc.	36,465	197,823
*	Video Display Corp.	6,870	55,510
*	Vignette Corp.	275,116	3,749,831
*	Virage Logic Corp.	63,262	417,529
*	Vishay Intertechnology, Inc.	438,084	3,894,567
*	Website Pros, Inc.	140,327	847,575
*	Westell Technologies, Inc.	175,212	158,024
*	White Electronics Designs Corp.	302,357	1,484,573
*	Winland Electronics, Inc.	11,931	16,465
*	Wireless Telecom Group, Inc.	131,394	151,103
* #	WPCS International, Inc.	17,626	101,702
* #	X-Rite, Inc.	547	2,199
*	ZILOG, Inc.	50,116	174,404
*	Zones, Inc.	1,550	12,927
*	Zoran Corp.	324,124	2,884,704
*	Zygo Corp.	110,126	1,154,120
Total Information Technology			408,123,629

Materials — (8.0%)
#	A. Schulman, Inc.	283,604	6,868,889
	A.M. Castle & Co.	168,394	3,381,352
*	American Pacific Corp.	39,197	674,972
	Arch Chemicals, Inc.	156,100	5,728,870
	Ashland, Inc.	228,923	9,369,818
* #	Basin Water, Inc.	11,600	20,300
	Bemis Co., Inc.	125,175	3,494,886
*	Brush Engineered Materials, Inc.	71,200	2,086,160
*	Buckeye Technologies, Inc.	215,900	1,988,439
*	BWAY Holding Co.	4,500	57,150
	Cabot Corp.	21,700	600,439
	Calgon Carbon Corp.	131	2,794
*	Caraustar Industries, Inc.	87,566	173,381
	Chemtura Corp.	519,283	3,422,075

27

	Chesapeake Corp.	4,886	6,156
* #	Coeur d’Alene Mines Corp.	984,759	1,762,719
	Commercial Metals Co.	179,374	4,669,105
*	Continental Materials Corp.	50	1,033
*	Core Molding Technologies, Inc.	4,990	35,928
	Cytec Industries, Inc.	87,391	4,439,463
	Empire Resources, Inc.	14,257	49,900
	Ferro Corp.	186,300	4,106,052
	Friedman Industries, Inc.	55,040	517,376
#	Georgia Gulf Corp.	26,400	88,968
	Gibraltar Industries, Inc.	149,033	3,205,700
	Glatfelter Co.	246,400	3,614,688
*	Graphic Packaging Holding Co.	1,176,452	3,352,888
	Greif, Inc. Class A	3,636	251,284
	H.B. Fuller Co.	152,982	3,988,241
* #	Headwaters, Inc.	173,718	2,673,520
	Kaiser Aluminum Corp.	60,263	3,257,818
	Kronos Worldwide, Inc.	40,656	667,978
#	Louisiana-Pacific Corp.	480,500	4,680,070
*	Material Sciences Corp.	154,203	1,171,943
	MeadWestavco Corp.	223,700	5,923,576
	Minerals Technologies, Inc.	137,319	9,019,112
* #	Mines Management, Inc.	64,600	135,014
*	Mod-Pac Corp.	6,879	28,341
	Myers Industries, Inc.	221,557	2,915,690
	Neenah Paper, Inc.	110,388	2,143,735
	NewMarket Corp.	125,747	8,543,251
	NL Industries, Inc.	75,624	795,564
	NN, Inc.	177,393	2,912,793
*	Northern Technologies International Corp.	19,255	253,781
* #	Northwest Pipe Co.	100,284	5,809,452
	Olin Corp.	240,400	6,469,164
	Olympic Steel, Inc.	104,913	4,994,908
*	OM Group, Inc.	169,000	6,269,900
	Penford Corp.	56,644	940,857
* #	Peoplesupport, Inc.	37,746	458,614
*	PolyOne Corp.	517,754	4,250,760
	Quaker Chemical Corp.	85,492	2,530,563
*	Ready Mix, Inc.	9,185	42,251
	Reliance Steel & Aluminum Co.	197,815	11,277,433
*	Rock of Ages Corp.	7,450	14,751
#	Rock-Tenn Co. Class A	268,321	9,842,014
*	Rockwood Holdings, Inc.	32,400	1,226,340
*	Rosetta Resources, Inc.	251,039	5,836,657
	RPM International, Inc.	77,600	1,676,160
	Schnitzer Steel Industries, Inc. Class A	137,833	9,429,156
	Schweitzer-Maudoit International, Inc.	83,203	1,577,529
	Sensient Technologies Corp.	348,163	10,169,841
*	Smurfit-Stone Container Corp.	173,604	876,700
	Spartech Corp.	52,943	557,490
	Steel Dynamics, Inc.	426,000	10,577,580
	Stepan Co.	40,557	2,385,968
* #	Stillwater Mining Co.	117,000	871,650
	Synalloy Corp.	19,985	305,970
	Terra Industries, Inc.	150,640	7,553,090

28

*	U.S. Concrete, Inc.	371,253	1,551,838
* #	U.S. Gold Corp.	3,380	4,259
* #	United States Lime & Minerals, Inc.	507	19,661
*	Universal Stainless & Alloy Products, Inc.	44,949	1,624,906
	Valspar Corp.	93,314	2,207,809
	Wausau Paper Corp.	450,410	3,878,030
	Westlake Chemical Corp.	169,207	3,211,549
	Worthington Industries, Inc.	419,180	7,377,568
Total Materials			238,901,630

Other — (0.0%)
* ●	DMRC Corp.	38,134	444,452
* ●	ePresence, Inc. Escrow Shares	49,500	—
* ●	Petrocorp, Inc. Escrow Shares	4,900	294
Total Other			444,746

Telecommunication Services — (0.6%)
	Arbinet-thexchange, Inc.	100,506	390,968
	CenturyTel, Inc.	310,833	12,007,479
	D&E Communications, Inc.	120,996	1,131,313
*	General Communications, Inc. Class A	148,790	1,508,731
	IDT Corp.	39,849	61,766
#	IDT Corp. Class B	285,023	441,786
* #	LCC International, Inc. Class A	134,610	79,420
* #	Nextwave Wireless, Inc.	105,575	102,408
*	Occam Networks, Inc.	15,099	66,889
*	Point.360	7,043	9,790
	SureWest Communications	93,362	1,110,074
*	Xeta Corp.	77,411	252,360
Total Telecommunication Services			17,162,984

Utilities — (0.0%)
*	Maine & Maritimes Corp.	4,078	180,859
	Middlesex Water Co.	1,488	26,367
	Southern Union Co.	1	14
	Unitil Corp.	11,525	306,450
Total Utilities			513,690

TOTAL COMMON STOCKS			2,585,371,573

TEMPORARY CASH INVESTMENTS — (0.5%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	16,703,018	$16,703,018

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (12.6%)
§ @	DFA Short Term Investment Fund LP	$343,469	343,468,558

29

@ Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $61,361,466 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/34 to 01/01/38 & FNMA, rates ranging from 5.000% to 7.000%(r), maturities ranging from06/01/23 to 01/01/48 & GNMA 4.750%(r), 11/20/34, valued at $31,669,034) to be repurchased at $30,753,946	30,747	30,746,635

TOTAL SECURITIES LENDING COLLATERAL		374,215,193

TOTAL INVESTMENTS - (100.0%) (Cost $2,649,135,939) ##		$2,976,289,784

30

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (82.7%)
Consumer Discretionary — (12.0%)
*	1-800-FLOWERS.COM, Inc.	79,697	$489,340
*	4Kids Entertainment, Inc.	1,774	16,108
*	99 Cents Only Stores	246,976	2,114,115
*	A.C. Moore Arts & Crafts, Inc.	4,300	32,422
	Aaron Rents, Inc.	49,240	1,406,294
	Aaron Rents, Inc. Class A	4,775	115,149
*	AbitibiBowater Canada, Inc.	99	651
*	Acme Communications, Inc.	37,909	43,216
	Acme United Corp.	10,187	140,071
*	AFC Enterprises, Inc.	86,546	784,972
	Aldila, Inc.	16,849	63,521
*	Alloy, Inc.	43,217	310,298
	Ambassadors Group, Inc.	41,441	701,182
* #	AMDL, Inc.	54,128	156,971
	American Axle & Manufacturing Holdings, Inc.	81,422	395,711
	American Greetings Corp. Class A	39,700	638,376
* #	America’s Car-Mart, Inc.	39,748	751,635
*	AnnTaylor Stores Corp.	71,775	1,742,697
	Arbitron, Inc.	16,100	772,156
	Arctic Cat, Inc.	13,500	139,455
	Ark Restaurants Corp.	6,560	150,814
	ArvinMeritor, Inc.	92,424	1,387,284
	Asbury Automotive Group, Inc.	52,900	642,206
*	Ashworth, Inc.	28,500	83,790
*	ATC Technology Corp.	71,910	1,741,660
*	Audiovox Corp. Class A	27,266	266,116
* #	Avatar Holdings, Inc.	5,556	176,625
*	Bakers Footwear Group, Inc.	3,238	10,167
*	Ballantyne of Omaha, Inc.	42,200	181,882
*	Bally Technologies, Inc.	2,400	82,152
	Barnes & Noble, Inc.	95,550	2,362,951
*	Barry (R.G.) Corp.	30,196	226,168
	Bassett Furniture Industries, Inc.	15,044	154,652
	Beasley Broadcast Group, Inc.	20,332	61,809
	Beazer Homes USA, Inc.	92,900	646,584
	Bebe Stores, Inc.	81,210	787,737
	Belo Corp. Class A	1,997	14,638
*	Benihana, Inc.	7,146	50,022
*	Benihana, Inc. Class A	225	1,606
*	Big Lots, Inc.	109,900	3,249,743
* #	BJ’s Restaurants, Inc.	47,472	552,574
#	Blockbuster, Inc. Class A	415,000	996,000
*	Blockbuster, Inc. Class B	156,500	289,525

1

* #	Blue Nile, Inc.	1,400	58,282
*	Bluegreen Corp.	49,969	571,645
	Blyth, Inc.	31,794	502,663
	Bob Evans Farms, Inc.	45,400	1,274,378
#	Bon-Ton Stores, Inc.	45,154	180,616
	Books-A-Million, Inc.	20,149	136,006
	Bowl America, Inc. Class A	1,400	18,900
#	Brookfield Homes Corp.	91,458	1,173,406
	Brown Shoe Company, Inc.	76,350	1,160,520
#	Brunswick Corp.	132,600	1,828,554
	Buckle, Inc.	32,700	1,700,400
* #	Buffalo Wild Wings, Inc.	36,462	1,315,549
* #	Build-A-Bear-Workshop, Inc.	16,803	124,678
#	Building Materials Holding Corp.	23,000	27,830
* #	Cabela’s, Inc.	61,830	757,417
*	Cache, Inc.	45,531	533,168
*	California Coastal Communities, Inc.	15,385	40,616
*	California Pizza Kitchen, Inc.	77,959	1,121,050
	Callaway Golf Co.	105,379	1,431,047
	Canterbury Park Holding Corp.	7,310	71,272
* #	Career Education Corp.	2,600	48,750
	Carmike Cinemas, Inc.	49,999	263,495
*	Carriage Services, Inc.	57,415	249,755
*	Carrols Restaurant Group, Inc.	18,437	105,091
*	Carter’s, Inc.	37,300	686,693
*	Casual Male Retail Group, Inc.	129,866	496,088
	Cato Corp. Class A	89,138	1,569,720
*	Cavalier Homes, Inc.	47,917	112,605
*	Cavco Industries, Inc.	20,391	713,889
	CBRL Group, Inc.	16,800	434,112
* #	CEC Entertainment, Inc.	28,256	968,051
* #	Champion Enterprises, Inc.	169,357	828,156
*	Charlotte Russe Holding, Inc.	67,000	791,270
* #	Cheesecake Factory, Inc.	91,730	1,409,890
	Cherokee, Inc.	12,793	281,830
* #	Chicos FAS, Inc.	42,900	246,246
	Christopher & Banks Corp.	65,634	631,399
*	Chromcraft Revington, Inc.	4,000	11,600
	Churchill Downs, Inc.	32,487	1,443,073
#	Cinemark Holdings, Inc.	109,274	1,605,235
#	Citadel Broadcasting Co.	268	268
* #	Citi Trends, Inc.	50,178	1,034,670
	CKE Restaurants, Inc.	32,600	416,628
	Coachmen Industries, Inc.	8,600	15,566
	Coast Distribution System, Inc.	1,827	5,846
	Cobra Electronics Corp.	3,100	9,021
* #	Coinstar, Inc.	29,600	974,432
* #	Coldwater Creek, Inc.	307,970	2,242,022
	Collectors Universe, Inc.	23,186	180,851
#	Columbia Sportswear Co.	61,395	2,479,744
*	Concord Camera Corp.	17,675	52,141
* #	Conn’s, Inc.	72,646	1,388,992
	Cooper Tire & Rubber Co.	69,300	662,508
*	Corinthian Colleges, Inc.	9,100	120,757
* #	Cosi, Inc.	63,465	158,028

2

	Courier Corp.	19,789	423,485
*	Cox Radio, Inc.	41,830	466,404
	CPI Corp.	8,809	118,393
	Craftmade International, Inc.	11,921	50,068
* #	Crown Media Holdings, Inc.	188,335	947,325
	CSS Industries, Inc.	27,260	726,479
*	Culp, Inc.	36,878	272,160
* #	Cumulus Media, Inc. Class A	7,690	36,066
*	Cybex International, Inc.	51,066	171,582
*	Cycle Country Accessories Corp.	5,442	5,360
*	Deckers Outdoor Corp.	17,200	1,955,468
* #	DEI Holdings, Inc.	2,299	3,288
*	dELiA*s, Inc.	41,342	102,942
*	Delta Apparel, Inc.	3,759	26,125
*	Design Within Reach, Inc.	47,710	197,042
	DeVry, Inc.	10,780	556,032
*	DG Fastchannel, Inc.	55,923	1,315,868
*	Diedrich Coffee, Inc.	11,614	21,776
#	Dillards, Inc. Class A	43,600	556,772
#	Dineequity, Inc.	28,000	556,080
*	Dixie Group, Inc.	23,776	181,886
*	Domino’s Pizza, Inc.	11,900	159,460
*	Dorman Products, Inc.	13,700	175,223
	Dover Downs Gaming & Entertainment, Inc.	35,295	282,713
	Dover Motorsports, Inc.	43,086	214,999
* #	Drew Industries, Inc.	57,737	925,524
* #	drugstore.com, Inc.	157,624	375,145
* #	DSW, Inc.	25,600	371,968
*	Duckwall-ALCO Stores, Inc.	1,500	19,875
	E.W. Scripps Co.	9,600	69,792
	Educational Development Corp.	900	4,761
*	Einstein Noah Restaurant Group, Inc.	9,815	115,719
*	Emerson Radio Corp.	49,524	54,476
	Emmis Communications Corp. Class A	31,826	69,699
* #	Empire Resorts, Inc.	80,358	313,396
* #	Enova Systems, Inc.	9,892	25,719
	Entercom Communications Corp.	4,200	25,662
*	Entravision Communications Corp.	72,376	231,603
	Escalade, Inc.	3,100	9,145
#	Ethan Allen Interiors, Inc.	27,006	732,943
*	Famous Dave’s of America, Inc.	17,689	164,508
	Finish Line, Inc. Class A	146,529	1,771,536
	Fisher Communications, Inc.	31,672	1,101,235
*	Flanigan’s Enterprises, Inc.	1,877	12,576
*	Fleetwood Enterprises, Inc.	8,400	17,976
	Flexsteel Industries, Inc.	2,036	22,600
* #	Fossil, Inc.	31,700	948,464
*	Franklin Covey Co.	63,637	569,551
*	Franklin Electronic Publishers, Inc.	24,009	42,016
*	Frederick’s of Hollywood Group	3,315	3,066
	Fred’s, Inc.	110,230	1,545,425
	Frisch’s Restaurants, Inc.	1,400	32,550
*	Fuel Systems Solutions, Inc.	43,178	2,237,916
*	Full House Resorts, Inc.	45,726	74,305
	Furniture Brands International, Inc.	84,530	756,543

3

*	Gaiam, Inc.	6,300	80,199
*	GameTech International, Inc.	6,739	26,215
*	Gaming Partners International Corp.	18,945	97,946
* #	Gander Mountain Co.	76,881	270,621
* #	Gaylord Entertainment Co.	5,500	190,575
* #	Genesco, Inc.	28,300	1,036,063
* #	Gentek, Inc.	34,310	994,304
*	G-III Apparel Group, Ltd.	48,054	889,480
*	Gottschalks, Inc.	27,683	40,694
	Gray Television, Inc.	49,400	121,524
*	Great Wolf Resorts, Inc.	48,671	254,549
	Group 1 Automotive, Inc.	79,400	1,680,104
* #	GSI Commerce, Inc.	33,790	543,343
* #	Gymboree Corp.	11,400	447,450
*	Harris Interactive, Inc.	109,199	184,546
	Harte-Hanks, Inc.	65,495	808,863
*	Hartmarx Corp.	52,500	130,200
*	Hastings Entertainment, Inc.	7,100	56,445
	Haverty Furniture Co., Inc.	56,503	623,793
*	Hawk Corp.	28,910	693,840
*	Hayes Lemmerz International, Inc.	191,021	483,283
*	Heelys, Inc.	28,800	146,016
*	Helen of Troy, Ltd.	82,200	1,976,910
* #	Hibbett Sporting Goods, Inc.	44,782	1,070,290
*	Hollywood Media Corp.	96,918	265,555
	Hooker Furniture Corp.	37,139	625,421
*	Hot Topic, Inc.	142,519	885,043
* #	Hovnanian Enterprises, Inc. Class A	160,100	1,143,114
* #	Iconix Brand Group, Inc.	55,664	719,736
	ILX Resorts, Inc.	2,800	6,020
*	Image Entertainment, Inc.	40,465	47,344
* #	Infosonics Corp.	100	60
	Interactive Data Corp.	4,101	123,440
	Interface, Inc. Class A	27,465	361,714
*	Interstate Hotels & Resorts, Inc.	79,691	209,587
* #	iRobot Corp.	6,000	83,940
*	Isle of Capri Casinos, Inc.	5,500	39,380
	J. Alexander’s Corp.	18,920	115,601
*	Jack in the Box, Inc.	800	18,984
*	Jakks Pacific, Inc.	39,400	983,030
*	Jarden Corp.	120,800	3,100,936
*	Jennifer Convertibles, Inc.	5,125	6,406
*	Jo-Ann Stores, Inc.	78,060	1,949,158
	Johnson Outdoors, Inc.	20,088	309,757
	Jones Apparel Group, Inc.	152,600	3,030,636
* #	Jos. A. Bank Clothiers, Inc.	62,797	1,632,094
	Journal Communications, Inc. Class A	51,176	261,509
#	KB Home	35,500	738,400
	Kenneth Cole Productions, Inc. Class A	34,190	549,091
	Kimball International, Inc. Class B	21,400	225,342
*	Knology, Inc.	110,192	1,112,939
*	Kona Grill, Inc.	2,329	16,187
	Koss Corp.	3,727	54,153
* #	Krispy Kreme Doughnuts, Inc.	202,848	858,047
	KSW, Inc.	20,045	99,022

4

	K-Swiss, Inc. Class A	61,962	1,062,648
	LaCrosse Footwear, Inc.	2,200	36,300
*	Lakeland Industries, Inc.	16,139	206,418
* #	Lakes Entertainment, Inc.	31,104	204,042
#	Landry’s Restaurants, Inc.	14,850	286,011
*	Lazare Kaplan International, Inc.	21,208	170,724
	La-Z-Boy, Inc.	97,541	738,385
*	Leapfrog Enterprises, Inc.	100,100	850,850
*	Lear Corp.	9,568	120,174
#	Lee Enterprises, Inc.	51,639	193,646
	Libbey, Inc.	29,120	270,816
* #	LIFE TIME FITNESS, Inc.	8,600	304,010
	Lifetime Brands, Inc.	5,860	56,783
*	Lin TV Corp.	42,000	258,300
*	Lincoln Educational Services	76,698	1,152,771
#	Lithia Motors, Inc. Class A	22,825	110,701
*	Live Nation, Inc.	128,000	2,054,400
	Liz Claiborne, Inc.	165,500	2,682,755
*	LKQ Corp.	105,800	1,981,634
*	Lodgian, Inc.	56,866	481,086
*	Luby’s, Inc.	38,340	284,483
*	Lumber Liquidators, Inc.	200	2,582
	M/I Homes, Inc.	50,800	909,828
*	Mace Security International, Inc.	32,100	51,039
*	Maidenform Brands, Inc.	74,137	1,119,469
	Marine Products Corp.	89,401	726,830
* #	MarineMax, Inc.	12,422	98,382
* #	Martha Stewart Living Omnimedia, Inc.	96,231	781,396
	Matthews International Corp. Class A	23,000	1,155,980
	MDC Holdings, Inc.	37,000	1,533,650
*	Meade Instruments Corp.	20,629	10,314
	Media General, Inc. Class A	400	4,920
*	Mediacom Communications Corp.	3,900	32,760
*	Meritage Homes Corp.	105,300	2,466,126
*	Midas, Inc.	22,700	326,199
	Modine Manufacturing Co.	91,950	1,454,649
	Monaco Coach Corp.	23,750	56,762
* #	Monarch Casino & Resort, Inc.	5,000	66,950
	Monro Muffler Brake, Inc.	84,574	1,753,219
*	Morton’s Restaurant Group, Inc.	62,086	447,640
*	Mothers Work, Inc.	5,593	85,070
	Movado Group, Inc.	32,779	760,145
* #	MTR Gaming Group, Inc.	58,493	239,236
* #	Multimedia Games, Inc.	26,395	133,559
*	Nathan’s Famous, Inc.	18,511	295,436
*	National Lampoon, Inc.	19,260	26,386
	National Presto Industries, Inc.	18,206	1,407,688
#	Nautilus Group, Inc.	108,250	575,890
*	Navarre Corp.	30,119	48,793
* #	Netflix, Inc.	33,200	1,023,888
	New Frontier Media, Inc.	60,129	232,699
*	New Motion, Inc.	6,047	24,188
*	New York & Co., Inc.	171,143	2,019,487
*	Nobel Learning Communities, Inc.	6,200	95,976
	Nobility Homes, Inc.	6,593	96,258

5

	Noble International, Ltd.	32,504	195,024
#	Nutri/System, Inc.	34,300	681,541
	OfficeMax, Inc.	21,200	259,488
#	Orleans Homebuilders, Inc.	46,349	227,110
	O’Charleys, Inc.	33,530	335,635
*	O’Reilly Automotive, Inc.	21,896	637,612
*	Outdoor Channel Holdings, Inc.	87,974	702,912
* #	Overstock.com, Inc.	44,158	933,500
	Oxford Industries, Inc.	43,688	998,271
*	P & F Industries, Inc. Class A	1,200	3,132
*	P.F. Chang’s China Bistro, Inc.	20,400	529,992
*	Pacific Sunwear of California, Inc.	66,125	418,571
* #	Palm Harbor Homes, Inc.	20,998	188,982
* #	Panera Bread Co.	13,100	703,994
*	Papa John’s International, Inc.	5,000	139,600
*	PC Mall, Inc.	43,700	418,209
	Pennichuck Corp.	12,500	290,375
	Penske Automotive Group, Inc.	172,220	2,281,915
*	Perry Ellis International, Inc.	48,047	819,682
*	PetMed Express, Inc.	67,197	956,885
	Phillips-Van Heusen Corp.	600	22,836
*	Phoenix Footwear Group, Inc.	11,828	12,538
* #	Pinnacle Entertainment, Inc.	46,300	513,467
*	Playboy Enterprises, Inc. Class A	2,050	9,420
*	Playboy Enterprises, Inc. Class B	65,817	280,380
* #	PokerTek, Inc.	5,822	23,521
#	Polaris Industries, Inc.	10,600	477,954
*	Pomeroy IT Solutions, Inc.	11,142	57,938
* #	Premier Exhibitions, Inc.	21,637	76,595
#	Pre-Paid Legal Services, Inc.	27,777	1,239,965
*	PreVu, Inc.	20,120	80
* #	Priceline.com, Inc.	37,588	3,494,932
	PRIMEDIA, Inc.	57,699	167,327
* #	Princeton Review, Inc.	79,624	617,882
*	Progressive Gaming International Corp.	3,329	2,530
*	Proliance International, Inc.	37,004	43,665
*	QEP Co., Inc.	5,500	32,945
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	144,364	254,081
*	Quiksilver, Inc.	197,780	1,524,884
* #	R.H. Donnelley Corp.	2,600	9,750
*	Radio One, Inc. Class D	48,508	46,083
*	Rainmaker Systems, Inc.	40,795	122,385
*	RC2 Corp.	52,000	1,308,840
	RCN Corp.	44,252	613,333
*	Reading International, Inc. Class A	5,415	40,992
*	Reading International, Inc. Class B	2,340	21,060
*	Red Lion Hotels Corp.	48,400	412,852
* #	Red Robin Gourmet Burgers, Inc.	58,200	1,553,940
*	Regent Communications, Inc.	27,701	21,607
	Regis Corp.	78,849	2,165,194
*	Rent-A-Center, Inc.	104,681	2,372,071
*	Rentrak Corp.	33,076	501,101
*	Retail Ventures, Inc.	70,800	331,344
*	Rex Stores Corp.	18,425	238,051
* #	Rick’s Cabaret International, Inc.	23,290	325,361

6

*	Riviera Holdings Corp.	3,300	38,148
*	Rockford Corp.	20,777	21,608
*	Rocky Brands, Inc.	15,542	80,974
*	Rubio’s Restaurants, Inc.	22,327	131,506
#	Ruby Tuesday, Inc.	111,880	782,041
	Russ Berrie & Co., Inc.	42,266	320,799
*	Ruth’s Hospitality Group, Inc.	10,300	46,865
#	Ryland Group, Inc.	62,956	1,459,320
*	Saga Communications, Inc. Class A	50,645	318,557
	Salem Communications Corp.	43,870	83,353
	Sauer-Danfoss, Inc.	58,090	1,903,609
	Scholastic Corp.	56,179	1,466,272
	Service Corp. International	131,100	1,338,531
	Shiloh Industries, Inc.	48,904	416,662
* #	Shoe Carnival, Inc.	40,327	658,137
*	Shuffle Master, Inc.	18,975	95,254
	Sinclair Broadcast Group, Inc. Class A	93,332	661,724
*	Skechers U.S.A., Inc. Class A	51,968	993,628
	Skyline Corp.	25,868	591,601
* #	Smith & Wesson Holding Corp.	145,685	826,034
	Sonesta International Hotels Corp. Class A	2,900	69,600
	Sonic Automotive, Inc.	19,300	207,668
* #	Sonic Corp.	46,459	673,191
	Sotheby’s Class A	1,300	35,022
* #	Source Interlink Companies, Inc.	36,068	45,085
*	Spanish Broadcasting System, Inc.	87,343	35,811
	Spartan Motors, Inc.	111,983	529,680
	Speedway Motorsports, Inc.	54,970	1,216,486
*	Sport Chalet, Inc. Class A	29,308	101,113
*	Sport Chalet, Inc. Class B	877	2,763
#	Sport Supply Group, Inc.	38,203	466,077
*	Sport-Haley, Inc.	100	205
	Stage Stores, Inc.	56,088	892,921
*	Stamps.com, Inc.	62,910	863,754
	Standard Motor Products, Inc.	40,400	279,164
#	Standard Pacific Corp.	293,200	938,240
	Stanley Furniture, Inc.	21,753	179,462
*	Steinway Musical Instruments, Inc.	28,602	826,884
*	Steven Madden, Ltd.	63,821	1,605,098
	Stewart Enterprises, Inc.	106,400	995,904
*	Stoneridge, Inc.	79,574	1,010,590
	Strattec Security Corp.	5,900	168,681
	Sturm Ruger & Co., Inc.	60,600	442,380
#	Superior Industries International, Inc.	89,286	1,568,755
	Superior Uniform Group, Inc.	9,036	93,613
*	Syms Corp.	1,848	30,899
#	Systemax, Inc.	91,905	1,417,175
	Tandy Brand Accessories, Inc.	21,683	123,593
*	Tandy Leather Factory, Inc.	25,363	71,016
*	Tarragon Corp.	90,241	86,631
#	Tempur-Pedic International, Inc.	9,600	108,576
*	Tenneco Automotive, Inc.	49,900	729,039
*	Texas Roadhouse, Inc.	30,000	269,400
* #	The Children’s Place Retail Stores, Inc.	26,200	1,099,090
* #	The Dress Barn, Inc.	78,300	1,273,158

7

*	The Hallwood Group, Inc.	100	7,128
	The Marcus Corp.	53,301	915,711
	The Men’s Wearhouse, Inc.	30,001	657,022
	The Pep Boys - Manny, Moe & Jack	61,200	538,560
* #	The Walking Co Holdings, Inc.	23,605	99,141
* #	thinkorswim Group, Inc.	53,000	531,590
#	Thor Industries, Inc.	15,200	349,296
*	Timberland Co. Class A	12,100	204,006
* #	TiVo, Inc.	76,647	648,434
*	Town Sports International Holdings, Inc.	38,325	401,646
*	Trans World Entertainment Corp.	12,400	35,836
	Triarc Companies, Inc. Class A	11,600	67,628
	Triarc Companies, Inc. Class B	74,820	434,704
* #	True Religion Apparel, Inc.	52,464	1,424,398
* #	Trump Entertainment Resorts, Inc.	133	162
*	Tuesday Morning Corp.	106,925	450,154
	Tupperware Corp.	32,200	1,150,184
*	Tween Brands, Inc.	49,500	537,570
*	Unifi, Inc.	164,600	656,754
	Unifirst Corp.	22,968	988,313
*	Universal Electronics, Inc.	46,700	1,224,474
* #	Universal Technical Institute, Inc.	54,220	930,415
* #	Urban Outfitters, Inc.	84	2,992
* #	Valassis Communications, Inc.	152,907	1,438,855
	Value Line, Inc.	6,615	252,759
*	ValueVision Media, Inc. Class A	67,875	158,827
* #	VCG Holding Corp.	800	2,880
	Virco Manufacturing Corp.	19,429	84,710
	Visteon Corp.	133,400	429,548
* #	Volcom, Inc.	92,519	1,650,539
*	Warnaco Group, Inc.	62,738	3,235,399
*	Wells-Gardner Electronics Corp.	32,105	41,576
* #	West Marine, Inc.	20,048	99,238
*	Westwood One, Inc.	41,715	34,206
*	Wet Seal, Inc. Class A	276,641	1,302,979
	Weyco Group, Inc.	8,300	263,857
*	Williams Controls, Inc.	20,502	270,011
*	Winmark Corp.	8,667	159,429
	Winnebago Industries, Inc.	74,000	839,900
*	WMS Industries, Inc.	31,500	1,058,400
	Wolverine World Wide, Inc.	50,000	1,316,500
*	Woodbridge Holdings Corp.	52,152	35,463
	World Wrestling Entertainment, Inc.	14,800	240,796
#	Xerium Technologies, Inc.	120,803	931,391
* #	Zale Corp.	67,071	1,831,709
* #	Zumiez, Inc.	16,174	233,067
Total Consumer Discretionary			239,274,222

Consumer Staples — (3.3%)
#	Alico, Inc.	22,450	968,717
*	Alliance One International, Inc.	310,135	1,246,743
	Andersons, Inc.	18,860	847,946
#	Arden Group, Inc. Class A	600	100,050
	B&G Foods, Inc.	121,738	981,208
*	BJ’s Wholesale Club, Inc.	400	15,212

8

*	Boston Beer Co., Inc. Class A	16,672	749,740
*	Bridgford Foods Corp.	1,020	6,069
*	Cagle’s, Inc. Class A	700	3,377
#	Calavo Growers, Inc.	36,762	446,658
#	Cal-Maine Foods, Inc.	56,619	2,235,884
* #	Caribou Coffee Co.	23,036	72,103
	Casey’s General Stores, Inc.	55,700	1,615,300
	CCA Industries, Inc.	15,876	101,448
*	Central European Distribution Corp.	49,175	2,836,906
*	Central Garden & Pet Co.	53,883	302,284
*	Central Garden & Pet Co. Class A	62,612	331,844
* #	Chattem, Inc.	25,800	1,809,096
#	Chiquita Brands International, Inc.	68,230	1,001,616
	Coca-Cola Bottling Co. Consolidated	2,082	84,488
	Coffee Holding Co, Inc.	12,391	24,286
*	Collective Brands, Inc.	28,300	410,916
*	Craft Brewers Alliance, Inc.	19,300	67,357
*	Cuisine Solutions, Inc.	43,972	114,327
*	Darling International, Inc.	174,700	2,398,631
	Del Monte Foods Co.	294,000	2,504,880
	Diamond Foods, Inc.	55,798	1,404,436
*	Elizabeth Arden, Inc.	42,598	871,555
	Farmer Brothers Co.	47,362	1,234,254
	Flowers Foods, Inc.	82,837	2,190,210
	Golden Enterprises, Inc.	675	1,411
#	Great Atlantic & Pacific Tea, Inc.	49,800	812,736
* #	Green Mountain Coffee, Inc.	35,670	1,301,598
	Griffin Land & Nurseries, Inc. Class A	2,100	72,408
*	Hain Celestial Group, Inc.	68,200	1,772,518
	Imperial Sugar Co.	15,430	216,483
	Ingles Market, Inc. Class A	14,100	348,411
*	Integrated Biopharma, Inc.	26,066	36,492
	Inter Parfums, Inc.	89,675	1,272,488
	J & J Snack Foods Corp.	37,199	1,253,234
	Lancaster Colony Corp.	4,615	160,510
	Lance, Inc.	32,111	657,954
* #	Lifeway Foods, Inc.	48,675	551,001
	Longs Drug Stores Corp.	25,800	1,848,570
#	Mannatech, Inc.	47,634	211,019
* #	Maui Land & Pineapple Co., Inc.	26,504	711,102
* #	Medifast, Inc.	46,688	387,044
	MGP Ingredients, Inc.	20,725	102,174
*	Monterey Pasta Co.	31,410	65,019
	Nash Finch Co.	18,700	761,464
* #	National Beverage Corp.	137,289	1,252,076
*	Natural Alternatives International, Inc.	18,071	139,870
*	NBTY, Inc.	63,455	2,109,244
	Nu Skin Enterprises, Inc. Class A	18,066	302,605
	Oil-Dri Corp. of America	9,430	173,512
*	Omega Protein Corp.	53,453	725,892
*	Orchids Paper Products Co.	700	5,390
*	Overhill Farms, Inc.	50,222	326,443
*	Pantry, Inc.	4,400	80,696
*	Parlux Fragrances, Inc.	72,923	512,649
*	Peet’s Coffee & Tea, Inc.	25,260	662,822

9

	Pilgrim’s Pride Corp.	25,926	332,890
*	Prestige Brands Holdings, Inc.	177,514	1,686,383
	PriceSmart, Inc.	59,782	1,270,367
	Ralcorp Holdings, Inc.	24,731	1,518,483
#	Reliv International, Inc.	17,335	91,355
	Rocky Mountain Chocolate Factory, Inc.	17,449	157,390
	Ruddick Corp.	49,200	1,566,528
	Sanderson Farms, Inc.	26,378	905,029
*	Sanfilippo (John B.) & Son, Inc.	15,627	149,082
*	Schiff Nutrition International, Inc.	18,064	120,848
	Seaboard Corp.	270	350,190
*	Seneca Foods Corp. Class B	700	14,707
* #	Smart Balance, Inc.	38,233	244,691
	Spartan Stores, Inc.	64,516	1,467,094
* #	Spectrum Brands, Inc.	89,500	152,150
	Stephan Co.	900	2,790
	Tasty Baking Co.	4,500	18,900
*	Tofutti Brands, Inc.	7,749	21,387
#	Tootsie Roll Industries, Inc.	18,620	530,298
*	TreeHouse Foods, Inc.	53,953	1,497,735
* #	United Natural Foods, Inc.	33,600	645,792
	United-Guardian, Inc.	13,675	144,271
#	Universal Corp.	35,730	1,855,102
#	Vector Group, Ltd.	22,112	408,188
	Village Super Market, Inc.	4,593	206,363
	WD-40 Co.	20,681	721,560
	Weis Markets, Inc.	40,583	1,536,067
*	Winn-Dixie Stores, Inc.	96,200	1,358,344
*	Zapata Corp.	8,656	59,726
Total Consumer Staples			64,846,086

Energy — (7.1%)
*	Abraxas Petroleum Corp.	92,701	334,651
	Adams Resources & Energy, Inc.	7,798	218,656
*	Allis-Chalmers Energy, Inc.	118,381	1,711,789
*	Alpha Natural Resources, Inc.	8,000	792,800
* #	American Oil & Gas, Inc.	84,250	241,797
* #	Arena Resources, Inc.	33,100	1,478,577
	Atlas America, Inc.	36,333	1,361,761
* #	ATP Oil & Gas Corp.	26,100	670,770
*	Atwood Oceanics, Inc.	66,996	2,724,057
*	Aventine Renewable Energy Holdings, Inc.	3,700	23,680
	Barnwell Industries, Inc.	8,012	94,942
*	Basic Energy Services, Inc.	54,561	1,594,818
	Berry Petroleum Corp. Class A	45,000	1,872,900
* #	Bill Barret Corp.	44,542	1,754,064
* #	Bolt Technology Corp.	30,235	582,024
*	Boots & Coots International Well Control, Inc.	231,600	706,380
* #	BPZ Resources, Inc.	65,700	1,294,290
*	Brigham Exploration Co.	135,800	1,842,806
* #	Bristow Group, Inc.	37,362	1,523,249
*	Bronco Drilling Co., Inc.	63,309	1,003,448
	Cabot Oil & Gas Corp.	22,100	982,124
*	Cal Dive International, Inc.	16,337	188,692
*	Callon Petroleum Co.	82,673	1,642,713

10

	CARBO Ceramics, Inc.	16,300	979,630
* #	Carrizo Oil & Gas, Inc.	38,907	1,931,343
	Cimarex Energy Co.	5,205	289,086
	CKX Lands, Inc.	400	5,490
*	Clayton Williams Energy, Inc.	29,598	2,395,662
*	Complete Production Services, Inc.	73,620	2,175,471
*	Comstock Resources, Inc.	66,862	4,342,018
* #	Contango Oil & Gas Co.	31,385	2,232,101
*	Credo Petroleum Corp.	28,771	308,137
*	Crusader Energy Group, Inc.	81,255	356,709
*	Dawson Geophysical Co.	22,600	1,417,698
	Delek US Holdings, Inc.	16,500	130,350
* #	Delta Petroleum Corp.	68,671	1,233,331
*	Denbury Resources, Inc.	170,120	4,234,287
* #	Dune Energy, Inc.	94,747	90,957
*	Edge Petroleum Corp.	37,084	169,103
*	Encore Acquisition Co.	66,000	3,402,960
* #	Endeavour International Corp.	272,711	469,063
*	Energy Partners, Ltd.	100,105	1,191,249
* #	Evergreen Energy, Inc.	19,900	35,820
*	Evolution Petroleum Corp.	88,242	323,848
*	EXCO Resources, Inc.	119,529	3,165,128
* #	FieldPoint Petroleum Corp.	28,991	111,036
*	Forest Oil Corp.	49,371	2,810,197
* #	FX Energy, Inc.	87,149	732,052
* #	Gasco Energy, Inc.	315,800	830,554
*	Geokinetics, Inc.	30,588	598,913
*	Geomet, Inc.	118,498	827,116
*	GeoResources, Inc.	51,569	848,310
* #	GMX Resources, Inc.	5,030	341,235
* #	Goodrich Petroleum Corp.	17,300	879,705
* #	Grey Wolf, Inc.	248,498	2,164,418
	Gulf Island Fabrication, Inc.	44,261	1,906,321
*	Gulfmark Offshore, Inc.	35,600	1,783,560
*	Gulfport Energy Corp.	63,157	842,514
*	Harvest Natural Resources, Inc.	104,984	1,163,223
	Helmerich & Payne, Inc.	37,400	2,136,288
*	HKN, Inc.	29,200	275,064
* #	Hornbeck Offshore Services, Inc.	36,800	1,621,408
* #	Hyperdynamics Corp.	122,504	198,456
* #	International Coal Group, Inc.	46,500	475,695
* #	James River Coal Co.	51,069	2,153,580
*	Kodiak Oil & Gas Corp.	258,447	749,496
	Lufkin Industries, Inc.	15,869	1,472,485
*	Mariner Energy, Inc.	114,982	3,344,826
	Massey Energy Co.	41,630	2,745,915
*	Matrix Service Co.	56,203	1,477,015
* #	McMoran Exploration Co.	59,956	1,639,797
*	Meridian Resource Corp.	306,570	830,805
* #	Mexco Energy Corp.	3,000	85,800
*	Mitcham Industries, Inc.	34,109	521,186
*	NATCO Group, Inc. Class A	26,200	1,328,078
* #	National Coal Corp.	91,092	757,885
*	Natural Gas Services Group	42,691	1,107,405
* #	Newpark Resources, Inc.	235,740	2,022,649

11

*	Northern Oil & Gas, Inc.	28,600	211,640
*	Oil States International, Inc.	30,600	1,702,278
* #	OMNI Energy Services Corp.	68,424	301,066
	Overseas Shipholding Group, Inc.	100	7,174
	Panhandle Royalty Co.	23,950	866,990
*	Parallel Petroleum Corp.	55,090	729,392
* #	Parker Drilling Co.	142,001	1,316,349
	Penn Virginia Corp.	21,040	1,392,427
*	Petroleum Development Corp.	32,057	1,948,745
* #	PetroQuest Energy, Inc.	117,054	2,164,328
*	PHI, Inc. Non-Voting	32,933	1,264,957
*	PHI, Inc. Voting	200	7,651
*	Pioneer Drilling Co.	91,526	1,533,976
* #	PowerSecure International, Inc.	30,026	242,610
* #	Quest Resource Corp.	110,423	531,135
* #	Royale Energy, Inc.	27,715	198,717
	RPC, Inc.	106,131	1,934,768
	Smith International, Inc.	20,166	1,405,595
	St. Mary Land & Exploration Co.	5,300	223,766
*	Stone Energy Corp.	60,914	2,903,785
* #	SulphCo, Inc.	137,582	401,739
* #	Superior Well Services, Inc.	61,075	2,013,032
*	Swift Energy Corp.	58,184	2,717,775
* #	T-3 Energy Services, Inc.	31,080	1,735,196
* #	Teton Energy Corp.	69,287	280,612
*	TETRA Technologies, Inc.	32,446	718,354
*	TGC Industries, Inc.	53,895	392,356
*	Toreador Resources Corp.	65,243	564,352
* #	Trico Marine Services, Inc.	40,273	956,484
* #	Tri-Valley Corp.	77,580	544,612
* #	TXCO Resources, Inc.	105,722	1,280,293
*	Union Drilling, Inc.	76,051	1,081,445
*	Unit Corp.	25,200	1,706,796
* #	Uranium Energy Corp.	50,900	101,291
* #	Uranium Resources, Inc.	88,783	204,201
#	USEC, Inc.	13,063	75,243
*	VAALCO Energy, Inc.	200,200	1,567,566
* #	VeraSun Energy Corp.	37,900	218,304
* #	Verenium Corp.	33,498	75,705
	W&T Offshore, Inc.	12,200	428,952
*	Warren Resources, Inc.	76,888	868,066
*	Westmoreland Coal Co.	30,603	617,569
*	Whiting Petroleum Corp.	39,464	3,798,015
	World Fuel Services Corp.	45,300	1,305,093
Total Energy			140,843,816

Financials — (11.8%)
	1st Independence Financial Group, Inc.	200	3,688
	1st Source Corp.	72,676	1,579,249
	21st Century Holding Co.	21,799	146,271
	Abigail Adams National Bancorp, Inc.	1,600	9,200
	Abington Bancorp, Inc.	74,472	736,528
	Access National Corp.	2,900	17,342
	Advance America Cash Advance Centers, Inc.	81,674	401,836
	Advanta Corp. Class A	40,194	262,065

12

	Advanta Corp. Class B	107,149	817,547
	Affirmative Insurance Holdings, Inc.	34,457	207,776
	Alliance Bancorp, Inc. of Pennsylvania	1,300	11,687
	Alliance Financial Corp.	300	7,494
*	Alphatec Holdings, Inc.	146,899	703,646
*	AmComp, Inc.	36,019	432,228
	Amcore Financial, Inc.	62,250	547,186
	American Bancorp of New Jersey, Inc.	32,291	341,316
	American Equity Investment Life Holding Co.	109,578	1,007,022
*	American Independence Corp.	4,724	31,462
	American Physicians Capital, Inc.	18,750	793,125
#	American River Bankshares	7,660	79,970
#	American West Bancorporation	44,203	76,029
* #	AmeriCredit Corp.	155,700	1,647,306
	Ameris Bancorp	11,586	139,264
*	Amerisafe, Inc.	62,227	1,150,577
*	AmeriServe Financial, Inc.	66,783	188,996
#	Anchor Bancorp Wisconsin, Inc.	52,298	401,649
*	Appalachian Bancshares, Inc.	8,025	51,761
	Arrow Financial Corp.	30,590	754,961
#	Asset Acceptance Capital Corp.	91,017	986,624
	ASTA Funding, Inc.	4,800	39,744
*	Atlantic American Corp.	5,300	7,923
	Atlantic Coast Federal Corp.	25,426	200,865
#	Atlantic Southern Financial Group, Inc.	1,100	15,125
	Auburn National Bancorporation, Inc.	300	6,819
*	B of I Holding, Inc.	24,157	151,948
	Baldwin & Lyons, Inc. Class A	250	5,635
	Baldwin & Lyons, Inc. Class B	11,975	255,307
	BancFirst Corp.	40,128	1,931,762
	Bancorp Rhode Island, Inc.	2,393	71,000
	BancorpSouth, Inc.	61,904	1,425,030
	BancTrust Financial Group, Inc.	14,700	124,068
	Bank Mutual Corp.	165,456	1,993,745
	Bank of Commerce Holdings	1,200	7,800
*	Bank of Florida Corp.	24,447	194,109
	Bank of Granite Corp.	35,437	271,447
#	Bank of the Ozarks, Inc.	19,754	441,897
	BankAtlantic Bancorp, Inc. Class A	13,815	25,696
	BankFinancial Corp.	71,010	1,059,469
#	BankUnited Financial Corp. Class A	1,358	1,616
	Banner Corp.	16,988	179,563
	Bar Harbor Bankshares	2,900	84,738
	BCB Bancorp, Inc.	300	4,200
*	Beach First National Bancshares, Inc.	7,905	65,374
	Benjamin Franklin Bancorp, Inc.	17,113	206,212
	Berkshire Bancorp, Inc.	350	4,375
	Berkshire Hills Bancorp, Inc.	34,595	920,227
	Beverly Hills Bancorp, Inc.	48,621	66,611
*	BGC Partners, Inc. Class A	124,487	820,369
*	BNCCORP, Inc.	2,000	20,100
#	Boston Private Financial Holdings, Inc.	6,512	58,217
*	Bridge Capital Holdings	1,044	13,102
* #	Broadopoint Securities Group, Inc.	66,960	224,316
	Brooke Corp.	2,150	1,376

13

	Brookline Bancorp, Inc.	116,099	1,193,498
	Brooklyn Federal Bancorp, Inc.	8,079	121,185
	Bryn Mawr Bank Corp.	5,840	129,414
	C&F Financial Corp.	200	4,400
	Cadence Financial Corp.	37,220	342,052
	California First National Bancorp	2,400	27,624
	Camco Financial Corp.	1,400	14,910
	Camden National Corp.	16,700	540,913
	Capital Bank Corp.	3,409	34,772
#	Capital City Bank Group, Inc.	57,542	1,394,243
#	Capital Corp. of the West	25,954	82,534
	Capital Properties, Inc.	550	13,750
	Capital Southwest Corp.	12,560	1,683,542
	CapitalSouth Bancorp	3,106	7,843
	Capitol Bancorp, Ltd.	39,200	602,504
	Cardinal Financial Corp.	72,173	612,749
	Carver Bancorp, Inc.	900	6,885
	Cascade Financial Corp.	9,178	84,254
	Cash America International, Inc.	32,600	1,349,314
#	Cathay General Bancorp	14,406	278,900
	Center Bancorp, Inc.	36,539	386,217
	Center Financial Corp.	60,503	814,975
#	Centerstate Banks of Florida, Inc.	900	12,861
	Central Bancorp, Inc.	300	3,858
*	Central Jersey Bancorp	8,423	65,615
	Central Pacific Financial Corp.	45,277	538,796
	Centrue Financial Corp.	1,000	12,730
	Century Bancorp, Inc. Class A	1,160	20,010
	CFS Bancorp, Inc.	7,141	68,125
	Chemical Financial Corp.	34,057	981,863
*	Chicopee Bancorp, Inc.	600	8,028
	Citizens Community Bancorp, Inc.	17,882	141,983
	Citizens First Bancorp, Inc.	8,909	38,843
	Citizens Holding Co.	300	5,853
#	Citizens Republic Bancorp, Inc.	47,886	175,742
	Citizens South Banking Corp.	2,100	16,800
* #	Citizens, Inc.	136,284	970,342
	City Holding Co.	39,259	1,641,419
	Clifton Savings Bancorp, Inc.	47,062	518,623
*	CNA Surety Corp.	67,359	1,082,459
	CNB Financial Corp.	2,500	33,450
#	CoBiz Financial, Inc.	2,475	26,557
	Codorus Valley Bancorp, Inc.	630	7,535
#	Cohen & Steers, Inc.	29,800	867,180
	Colony Bankcorp, Inc.	3,600	38,736
	Columbia Banking System, Inc.	49,302	690,228
	Comm Bancorp, Inc.	762	32,789
*	Command Security Corp.	34,246	121,231
	Commercial National Financial Corp.	700	9,107
	Commonwealth Bankshares, Inc.	1,500	20,625
* #	Community Bancorp	4,380	23,039
	Community Bank System, Inc.	42,000	949,200
	Community Bankshares, Inc.	100	2,074
	Community Trust Bancorp, Inc.	48,423	1,624,107
#	Community West Bancshares	2,300	9,200

14

	Compass Diversified Holdings	90,520	1,162,277
* #	CompuCredit Corp.	41,800	216,942
	Consolidated-Tokoma Land Co.	16,541	682,978
*	Consumer Portfolio Services, Inc.	28,634	61,563
	Cooperative Bankshares, Inc.	700	4,690
*	Core-Mark Holding Co., Inc.	37,096	1,094,332
#	Corus Bankshares, Inc.	129,323	513,412
*	Cowen Group, Inc.	28,000	257,040
*	Cowlitz Bancorporation	300	1,761
	Crawford & Co. Class A	1,900	19,969
#	Crawford & Co. Class B	800	11,784
*	Crescent Financial Corp.	26,020	167,309
#	CVB Financial Corp.	77,436	832,437
*	Dearborn Bancorp, Inc.	14,046	64,612
	Delphi Financial Group, Inc. Class A	65,146	1,747,867
* #	Diamond Hill Investment Group, Inc.	6,962	633,124
	Dime Community Bancshares	88,316	1,450,149
* #	Dollar Financial Corp.	19,300	352,804
	Donegal Group, Inc. Class A	63,675	1,144,876
	Donegal Group, Inc. Class B	870	16,521
* #	E*TRADE Financial Corp.	13,900	44,480
	Eastern Insurance Holdings, Inc.	28,244	430,439
	Eastern Virginia Bankshares, Inc.	300	4,800
	ECB Bancorp, Inc.	100	2,400
	EMC Insurance Group, Inc.	20,428	496,400
	Employers Holdings, Inc.	5,100	88,638
*	Encore Bancshares, Inc.	2,300	38,111
*	Encore Capital Group, Inc.	71,256	904,951
	Enterprise Bancorp, Inc.	600	7,125
#	Enterprise Financial Services Corp.	38,028	713,405
	ESB Financial Corp.	2,937	31,367
	ESSA Bancorp, Inc.	50,251	672,358
	Evans Bancorp, Inc.	300	4,995
*	Exlservice Holdings, Inc.	37,002	403,322
*	EZCORP, Inc. Class A	3,000	46,770
	F.N.B. Corp.	101,877	1,190,942
	Farmers Capital Bank Corp.	2,001	59,770
	FBL Financial Group, Inc. Class A	18,400	422,280
* #	FCStone Group, Inc.	1,200	25,092
#	Federal Agriculture Mortgage Corp. Class A	300	6,075
	Federal Agriculture Mortgage Corp. Class C	15,600	457,080
	Fidelity Bancorp, Inc.	692	7,958
	Fidelity Southern Corp.	21,390	84,490
#	Fifth Third Bancorp	1,011	15,954
	Financial Federal Corp.	23,600	589,292
	Financial Institutions, Inc.	7,350	129,139
*	First Acceptance Corp.	143,321	470,093
	First Bancorp	46,992	704,880
#	First Bancorp, Inc.	1,100	19,987
	First Bancshares, Inc. (318687100)	400	6,712
	First Bancshares, Inc. (318916103)	300	4,650
#	First Busey Corp.	59,601	843,950
	First Business Financial Services, Inc.	700	11,613
*	First Cash Financial Services, Inc.	82,113	1,521,554
	First Citizens BancShares, Inc.	686	101,816

15

#	First Commonwealth Financial Corp.	116,633	1,333,115
	First Community Bancshares, Inc.	21,028	671,424
	First Defiance Financial Corp.	14,995	245,768
	First Federal Bancshares of Arkansas, Inc.	3,700	28,453
	First Federal Bankshares, Inc.	200	1,200
	First Federal of Northern Michigan Bancorp, Inc.	2,300	11,270
	First Financial Bancorp	109,912	1,431,054
	First Financial Bankshares, Inc.	16,665	817,752
	First Financial Corp.	43,176	1,790,940
	First Financial Holdings, Inc.	34,201	746,950
	First Financial Service Corp.	1,790	36,033
*	First Keystone Financial, Inc.	200	1,920
	First M&F Corp.	300	3,201
* #	First Mariner Bancorp, Inc.	1,900	4,674
	First Merchants Corp.	27,942	539,001
*	First Mercury Financial Corp.	57,186	842,350
	First Midwest Bancorp, Inc.	14,710	329,210
	First Niagara Financial Group, Inc.	166,063	2,484,302
	First PacTrust Bancorp, Inc.	1,449	18,257
	First Place Financial Corp.	26,258	266,781
* #	First Regional Bancorp	32,825	168,064
	First Security Group, Inc.	6,347	50,078
#	First South Bancorp, Inc.	28,117	496,827
	First State Bancorporation	46,505	265,544
	First State Financial Corp.	1,081	6,291
	First United Corp.	1,100	22,088
	First West Virginia Bancorp, Inc.	400	5,900
	Firstbank Corp.	2,116	19,199
*	FirstCity Financial Corp.	23,572	147,089
	FirstMerit Corp.	95,640	1,935,754
#	Flagstar Bancorp, Inc.	233,295	1,033,497
	Flushing Financial Corp.	70,053	1,218,222
	FNB United Corp.	31,216	234,744
*	Forestar Real Estate Group, Inc.	800	16,128
*	Fox Chase Bancorp, Inc.	1,100	13,365
*	FPIC Insurance Group, Inc.	15,502	800,833
* #	Franklin Bank Corp.	376	215
#	Frontier Financial Corp.	3,582	39,939
*	GAINSCO, Inc.	47,311	141,933
	GAMCO Investors, Inc.	6,400	303,360
#	Gateway Financial Holdings, Inc.	37,104	255,647
	German American Bancorp, Inc.	31,480	408,925
	Glacier Bancorp, Inc.	53,645	1,143,711
*	Golfsmith International Holdings, Inc.	3,232	10,763
#	Great Southern Bancorp, Inc.	5,391	55,905
	Greene Bancshares, Inc.	41,109	635,134
	Greenhill & Co., Inc.	400	26,440
	Grubb & Ellis Co.	137,198	476,077
	GS Financial Corp.	500	7,750
*	Guaranty Bancorp	89,900	506,137
	Guaranty Federal Bancshares, Inc.	3,366	48,066
*	Hallmark Financial Services, Inc.	59,911	552,979
	Hancock Holding Co.	33,699	1,652,936
#	Hanmi Financial Corp.	22,400	114,464
	Harleysville Group, Inc.	38,668	1,402,488

16

	Harleysville National Corp.	104,224	1,532,093
#	Harrington West Financial Group, Inc.	1,200	4,260
* #	Harris & Harris Group, Inc.	71,889	526,227
	Heartland Financial USA, Inc.	49,263	1,060,632
	Heritage Commerce Corp.	14,398	173,064
	Heritage Financial Corp.	12,199	172,250
	Heritage Financial Group	27,550	291,754
	HF Financial Corp.	1,457	22,380
*	HFF, Inc.	9,300	46,314
	Hilb Rogal Hamilton Co.	30,028	1,367,775
*	Hilltop Holdings, Inc.	84,200	876,522
	Hingham Institution for Savings	559	16,490
	HMN Financial, Inc.	4,571	65,091
	Home Bancshares, Inc.	67,295	1,617,120
	Home Federal Bancorp, Inc.	51,501	566,511
	HopFed Bancorp, Inc.	2,137	25,836
	Horace Mann Educators Corp.	38,700	576,630
	Horizon Bancorp	300	6,663
#	Horizon Financial Corp.	23,964	195,307
*	HouseValues, Inc.	70,335	198,345
	IBERIABANK Corp.	25,574	1,386,878
#	Imperial Capital Bancorp, Inc.	7,800	69,732
	Independence Holding Co.	47,184	619,998
	Independent Bank Corp. (MA)	58,027	1,605,027
#	Independent Bank Corp. (MI)	14,329	106,178
	Indiana Community Bancorp	900	13,545
	Infinity Property & Casualty Corp.	17,500	813,750
	Integra Bank Corp.	46,882	300,514
*	International Assets Holding Corp.	22,328	634,115
	International Bancshares Corp.	70,814	1,829,834
	Intervest Bancshares Corp.	5,664	45,085
*	Investment Technology Group, Inc.	33,800	1,081,600
*	Investors Bancorp, Inc.	109,623	1,603,784
	Investors Title Co.	1,100	48,345
	Irwin Financial Corp.	8,190	32,023
#	Jones Lang LaSalle, Inc.	21,100	1,050,780
* #	KBW, Inc.	26,200	773,948
	Kearny Financial Corp.	59,505	826,524
	Kentucky First Federal Bancorp	800	7,600
	K-Fed Bancorp	41,245	418,224
*	Knight Capital Group, Inc.	124,700	2,149,828
*	LaBranche & Co., Inc.	5,300	34,079
	Lakeland Bancorp, Inc.	82,631	975,046
	Lakeland Financial Corp.	36,679	747,151
	LandAmerica Financial Group, Inc.	8,400	143,976
	Landmark Bancorp, Inc.	1,838	39,517
	Legacy Bancorp, Inc.	26,142	360,498
	Life Partners Holdings, Inc.	14,243	412,477
*	Liquidity Services, Inc.	93,419	1,023,872
	LNB Bancorp, Inc.	18,962	162,884
* #	Loopnet, Inc.	126,716	1,350,793
	LSB Corp.	2,084	30,739
#	Macatawa Bank Corp.	25,023	202,436
	MainSource Financial Group, Inc.	62,261	1,127,547
*	MarketAxess Holdings, Inc.	1,800	18,090

17

* #	Marlin Business Services, Inc.	1,186	9,061
	MASSBANK Corp.	1,660	66,085
	Mayflower Bancorp, Inc.	100	985
	MB Financial, Inc.	52,688	1,466,307
#	MBT Financial Corp.	42,655	194,080
	MCG Capital Corp.	9,770	34,000
	Meadowbrook Insurance Group, Inc.	103,900	696,130
	Medallion Financial Corp.	29,647	307,736
#	Mercantile Bancorp, Inc.	550	9,336
	Mercantile Bank Corp.	2,450	21,094
	Mercer Insurance Group, Inc.	19,272	319,915
	Merchants Bancshares, Inc.	11,342	260,866
* #	Meridian Interstate Bancorp, Inc.	1,500	14,460
	Meta Financial Group, Inc.	2,200	40,920
	MetroCorp Bancshares, Inc.	4,776	60,942
	MicroFinancial, Inc.	14,000	60,480
	Mid Penn Bancorp, Inc.	531	13,302
	MidSouth Bancorp, Inc.	1,193	21,176
#	Midwest Banc Holdings, Inc.	22,700	126,439
	Monroe Bancorp	400	4,684
*	Move, Inc.	473,136	1,277,467
	MutualFirst Financial, Inc.	3,388	35,811
#	Nara Bancorp, Inc.	76,515	837,839
#	National Interstate Corp.	26,741	519,578
	National Penn Bancshares, Inc.	139,592	1,993,374
	National Security Group, Inc.	1,000	13,660
	National Western Life Insurance Co. Class A	1,800	430,992
*	Navigators Group, Inc.	26,922	1,410,713
	NBT Bancorp, Inc.	21,161	530,929
	Nelnet, Inc. Class A	104,634	1,644,846
*	New Century Bancorp, Inc.	1,300	12,051
	New England Bancshares, Inc.	19,897	206,033
	New Hampshire Thrift Bancshares, Inc.	2,320	22,504
	New Westfield Financial, Inc.	99,890	1,020,876
	NewAlliance Bancshares, Inc.	195,136	2,675,315
	NewBridge Bancorp	10,172	60,930
*	Newport Bancorp, Inc.	700	8,452
*	Newstar Financial, Inc.	20,037	176,326
*	Newtek Business Services, Inc.	19,682	13,384
*	NexCen Brands, Inc.	72,960	27,017
*	Nexity Financial Corp.	15,026	31,404
	North Central Bancshares, Inc.	400	7,800
	North Valley Bancorp	400	2,740
	Northeast Community Bancorp, Inc.	34,790	351,379
	Northrim Bancorp, Inc.	6,813	112,891
	Northwest Bancorp, Inc.	42,368	1,175,288
	Norwood Financial Corp.	515	15,836
#	NYMAGIC, Inc.	11,000	238,480
	OceanFirst Financial Corp.	35,941	648,735
*	Ocwen Financial Corp.	5,600	39,032
	Ohio Valley Banc Corp.	600	13,500
#	Old National Bancorp	94,500	1,647,135
	optionsXpress Holding, Inc.	29,801	687,509
*	Oritani Financial Corp.	1,600	26,976
#	PAB Bankshares, Inc.	1,224	9,131

18

#	Pacific Capital Bancorp	67,923	999,147
	Pacific Continental Corp.	10,146	124,897
	Pacific Mercantile Bancorp	10,280	69,904
*	Pacific Premier Bancorp, Inc.	4,220	22,239
*	Pacific State Bancorp	1,600	11,080
	PacWest Bancorp	5,572	126,373
	Pamrapo Bancorp, Inc.	2,750	37,840
	Park Bancorp, Inc.	200	2,390
	Park National Corp.	7,600	465,880
	Parkvale Financial Corp.	1,380	30,457
	Patriot National Bancorp	700	9,625
#	Peapack-Gladstone Financial Corp.	18,769	550,495
*	Penn Treaty American Corp.	63,069	141,275
	Penns Woods Bancorp, Inc.	2,500	73,875
*	Pennsylvania Commerce Bancorp, Inc.	9,450	264,222
*	Penson Worldwide, Inc.	92,855	1,564,607
	Peoples Bancorp of North Carolina	450	5,017
	Peoples Bancorp, Inc.	32,152	660,402
	Peoples Community Bancorp	1,100	2,046
*	Pico Holdings, Inc.	29,377	1,399,520
* #	Pinnacle Financial Partners, Inc.	77,266	1,956,375
*	Piper Jaffray Companies, Inc.	16,400	623,364
*	PMA Capital Corp. Class A	71,500	678,535
#	PMI Group, Inc.	17,700	63,543
	Porter Bancorp, Inc.	1,341	24,956
* #	Portfolio Recovery Associates, Inc.	14,900	633,846
#	Preferred Bank	10,947	106,952
	Premier Financial Bancorp, Inc.	900	8,550
	Presidential Life Corp.	26,736	481,248
	Princeton National Bancorp, Inc.	2,000	54,500
#	PrivateBancorp, Inc.	27,586	845,235
*	ProAssurance Corp.	7,973	429,745
	Prosperity Bancshares, Inc.	83,723	2,676,624
	Providence Community Bancshares, Inc.	300	3,963
#	Provident Bankshares Corp.	2,658	20,573
	Provident Financial Holdings, Inc.	6,750	42,795
	Provident Financial Services, Inc.	84,453	1,287,908
	Provident New York Bancorp	106,326	1,471,552
	Pulaski Financial Corp.	10,693	103,722
	QC Holdings, Inc.	13,951	88,310
	Rainier Pacific Financial Group, Inc.	17,628	129,390
	Renasant Corp.	57,377	1,084,999
	Republic Bancorp, Inc. Class A	26,363	781,136
*	Republic First Bancorp, Inc.	3,506	31,519
	Resource America, Inc.	25,774	318,309
*	Rewards Network, Inc.	32,702	165,145
	Riverview Bancorp, Inc.	16,569	107,864
	RLI Corp.	18,700	1,045,517
	Rockville Financial, Inc.	59,873	866,362
#	Roma Financial Corp.	39,914	606,294
	Rome Bancorp, Inc.	26,000	280,800
	Royal Bancshares of Pennsylvania, Inc. Class A	1,200	5,724
	S&T Bancorp, Inc.	25,799	865,814
	S.Y. Bancorp, Inc.	21,494	606,991
	Safety Insurance Group, Inc.	41,390	1,779,770

19

	Salisbury Bancorp, Inc.	200	5,900
	Sanders Morris Harris Group, Inc.	50,026	525,273
	Sandy Spring Bancorp, Inc.	32,372	579,459
	SCBT Financial Corp.	29,943	1,012,972
*	Seabright Insurance Holdings	68,823	835,511
	Seacoast Banking Corp. of Florida	48,540	426,181
#	Security Bank Corp.	38,160	144,626
*	Security National Financial Corp. Class A	2,144	5,360
	Selective Insurance Group, Inc.	42,400	1,023,536
	Shore Bancshares, Inc.	7,469	171,115
	SI Financial Group, Inc.	40,359	387,446
	Siebert Financial Corp.	7,500	23,512
#	Sierra Bancorp	24,353	384,777
*	Signature Bank	4,300	127,151
	Simmons First National Corp. Class A	46,812	1,330,397
	Smithtown Bancorp, Inc.	35,279	670,654
	Somerset Hills Bancorp	15,789	142,890
	South Financial Group, Inc.	154	1,047
*	Southcoast Financial Corp.	2,027	23,361
	Southern Community Financial Corp.	47,441	231,038
*	Southern Connecticut Bancorp, Inc.	100	685
*	Southern First Bancshares, Inc.	2,130	24,005
	Southern Missouri Bancorp, Inc.	400	5,928
#	Southside Bancshares, Inc.	45,492	989,451
	Southwest Bancorp, Inc.	35,338	595,092
	Southwest Georgia Financial Corp.	1,320	22,506
*	Specialty Underwriters’ Alliance, Inc.	2,200	11,550
	State Auto Financial Corp.	64,895	2,003,309
	State Bancorp, Inc.	47,691	708,211
	StellarOne Corp.	36,495	612,751
	Sterling Bancorp	47,336	737,968
	Sterling Bancshares, Inc.	104,005	1,023,409
	Sterling Financial Corp.	19,984	203,637
	Stewart Information Services Corp.	32,600	609,946
*	Stifel Financial Corp.	32,700	1,336,449
*	Stratus Properties, Inc.	8,665	251,545
	Suffolk Bancorp	31,068	1,103,846
* #	Sun American Bancorp	9,916	20,030
*	Sun Bancorp, Inc.	54,290	640,622
* #	Superior Bancorp	10,613	71,319
	Susquehanna Bancshares, Inc.	122,823	1,962,712
* #	Susser Holdings Corp.	14,600	273,166
* #	SVB Financial Group	36,200	2,029,010
	SWS Group, Inc.	72,356	1,460,144
	Teche Holding Co.	1,200	39,900
* #	Tejon Ranch Co.	13,337	456,259
#	Temecula Valley Bancorp, Inc.	11,076	57,152
*	Tennessee Commerce Bancorp, Inc.	13,817	219,552
*	Texas Capital Bancshares, Inc.	87,623	1,367,795
	TF Financial Corp.	800	17,248
*	The Bancorp, Inc.	42,211	194,171
	The Phoenix Companies, Inc.	42,600	507,366
	The Savannah Bancorp, Inc.	300	4,365
	The Wilber Corp.	1,000	8,400
	Thomas Properties Group, Inc.	70,717	681,005

20

#	TIB Financial Corp.	3,921	27,447
*	Tidelands Bancshares, Inc.	800	6,064
#	TierOne Corp.	20,031	113,175
	Timberland Bancorp, Inc.	8,559	67,103
	Tompkins Financial Corp.	28,170	1,275,538
	Tower Group, Inc.	19,380	406,011
#	TowneBank	1,400	27,342
*	Tradestation Group, Inc.	130,180	1,307,007
	Trico Bancshares	29,264	481,100
	Trustmark Corp.	81,319	1,560,512
	UCBH Holdings, Inc.	31,600	184,860
	UMB Financial Corp.	46,627	2,426,003
#	Umpqua Holdings Corp.	89,664	1,251,709
*	Unico American Corp.	4,300	35,905
	Union Bankshares Corp.	29,095	660,747
	United Bankshares, Inc.	61,407	1,581,230
*	United Capital Corp.	600	14,868
	United Community Financial Corp.	87,490	315,839
	United Financial Bancorp, Inc.	51,600	659,964
	United Fire & Casualty Co.	48,804	1,451,431
*	United PanAm Financial Corp.	30,798	114,261
#	United Security Bancshares (CA)	37,078	536,519
	United Western Bancorp, Inc.	9,475	102,993
	Unity Bancorp, Inc.	3,604	20,651
*	Universal American Corp.	59,200	779,664
	Universal Insurance Holdings, Inc.	15,883	59,244
	Univest Corporation of Pennsylvania	38,250	1,105,042
	Valley National Bancorp	35	700
	ViewPoint Financial Group	73,476	1,204,272
#	Vineyard National Bancorp Co.	5,613	3,761
	Washington Banking Co.	7,528	69,258
#	Washington Federal, Inc.	82,770	1,426,127
	Washington Trust Bancorp, Inc.	27,040	664,373
* #	Waterstone Financial, Inc.	88,830	873,199
	Webster Financial Corp.	9,531	203,201
	Wesbanco, Inc.	85,435	2,117,079
	West Bancorporation	51,828	628,674
	West Coast Bancorp	6,660	73,127
#	Westamerica Bancorporation	24,183	1,238,170
	Westwood Holdings Group, Inc.	19,592	942,375
*	White River Capital, Inc.	300	4,725
#	Whitney Holding Corp.	94,090	2,037,048
	Willow Financial Bancorp, Inc.	41,274	409,438
#	Wilshire Bancorp, Inc.	85,532	1,160,669
*	Wilshire Enterprises, Inc.	10,900	40,112
	Wintrust Financial Corp.	33,811	786,106
* #	World Acceptance Corp.	41,570	1,622,061
* #	WSB Financial Group, Inc.	500	585
	WSB Holdings, Inc.	800	3,920
	WVS Financial Corp.	500	7,975
	Yadkin Valley Financial Corp.	33,423	546,466
	Zenith National Insurance Corp.	66,489	2,539,215
* #	ZipRealty, Inc.	63,000	285,390
Total Financials			235,382,356

21

Health Care — (11.4%)
*	A.D.A.M., Inc.	21,160	137,328
* #	Abaxis, Inc.	38,865	773,025
* #	Abiomed, Inc.	87,350	1,574,047
* #	Acadia Pharmaceuticals, Inc.	101,071	257,731
*	Accelrys, Inc.	79,976	410,277
*	Adolor Corp.	150,724	491,360
* #	Advanced Medical Optics, Inc.	76,917	1,663,715
*	Affymax, Inc.	17,936	336,121
*	Air Methods Corp.	30,998	894,912
* #	Akorn, Inc.	85,555	414,942
*	Albany Molecular Research, Inc.	84,143	1,466,612
* #	Alexza Pharmaceuticals, Inc.	51,405	272,961
* #	Align Technology, Inc.	62,100	809,784
*	Alkermes, Inc.	5,348	71,503
*	Alliance Imaging, Inc.	142,590	1,655,470
*	Allied Healthcare International, Inc.	113,530	257,713
*	Allied Healthcare Products, Inc.	1,200	7,590
*	Allion Healthcare, Inc.	56,813	392,578
* #	Allos Therapeutics, Inc.	157,223	1,466,891
* #	Allscripts Healthcare Solutions, Inc.	49,088	703,922
*	Almost Family, Inc.	23,986	1,084,407
* #	Alnylam Pharmaceuticals, Inc.	36,000	1,067,400
#	Alpharma, Inc. Class A	62,400	2,227,680
*	Altus Pharmaceuticals, Inc.	600	954
* #	Amag Pharmaceuticals, Inc.	8,200	317,258
* #	Amedisys, Inc.	33,734	1,795,323
*	America Services Group, Inc.	31,080	336,907
*	American Caresource Holding, Inc.	28,344	228,736
*	American Dental Partners, Inc.	42,350	529,375
*	American Medical Systems Holdings, Inc.	38,700	688,860
*	American Shared Hospital Services	2,600	7,280
*	AMERIGROUP Corp.	50,700	1,312,116
*	AMICAS, Inc.	132,509	388,251
*	AMN Healthcare Services, Inc.	60,600	1,151,400
*	Amsurg Corp.	44,500	1,206,395
*	Anadys Pharmaceuticals, Inc.	53,729	141,845
	Analogic Corp.	14,800	1,001,960
*	Anesiva, Inc.	50,964	111,611
*	AngioDynamics, Inc.	35,648	585,697
*	Anika Therapeutics, Inc.	12,300	104,919
* #	Antigenics, Inc.	181,886	316,482
*	APP Pharmaceuticals, Inc.	16,182	383,028
*	Apria Healthcare Group, Inc.	64,740	1,280,557
*	Ardea Biosciences, Inc.	12,368	164,742
* #	Arena Pharmaceuticals, Inc.	112,402	682,280
* #	Ariad Pharmaceuticals, Inc.	40,417	125,697
* #	Arqule, Inc.	120,160	422,963
*	Array BioPharma, Inc.	89,430	730,643
*	Arrhythmia Research Technology, Inc.	6,700	34,538
* #	Arthrocare Corp.	16,549	424,316
* #	Aspect Medical Systems, Inc.	15,059	78,759
*	Assisted Living Concepts, Inc.	159,575	1,129,791
*	AtriCure, Inc.	41,081	421,080
	Atrion Corp.	2,899	334,197

22

*	ATS Medical, Inc.	206,182	610,299
* #	Auxilium Pharmaceuticals, Inc.	11,000	432,410
*	Avalon Pharmaceuticals, Inc.	41,387	22,767
* #	AVANIR Pharmaceuticals Class A	24,152	21,278
* #	AVANT Immunotherapeutics, Inc.	49,907	690,214
* #	AVI BioPharma, Inc.	122,289	136,964
*	Avigen, Inc.	70,405	287,252
*	Bioanalytical Systems, Inc.	2,800	13,608
* #	BioCryst Pharmaceuticals, Inc.	3,817	12,863
*	Bio-Imaging Technologies, Inc.	49,975	395,302
*	BioLase Technology, Inc.	78,589	201,188
* #	BioMarin Pharmaceutical, Inc.	60,100	1,811,414
*	BioMimetic Therapeutics, Inc.	57,554	663,022
*	Bio-Reference Laboratories, Inc.	39,973	1,132,435
* #	BioSante Pharmaceuticals, Inc.	91,837	474,797
*	BioScrip, Inc.	94,397	379,476
*	BioSphere Medical, Inc.	28,951	121,305
* #	Bovie Medical Corp.	44,608	325,638
*	Bruker BioSciences Corp.	20,705	319,685
* #	BSD Medical Corp.	64,930	516,193
* #	Cadence Pharmaceuticals, Inc.	54,841	543,474
*	Caliper Life Sciences, Inc.	26,000	77,740
	Cambrex Corp.	62,906	408,260
*	Candela Corp.	12,400	37,944
*	Cantel Medical Corp.	50,697	486,184
*	Capital Senior Living Corp.	83,716	658,845
*	Caraco Pharmaceutical Laboratories, Ltd.	78,108	1,257,539
*	Cardiac Science Corp.	62,339	638,975
* #	Cardica, Inc.	46,514	378,624
* #	Cardium Therapeutics, Inc.	21,486	44,046
*	CAS Medical Systems, Inc.	16,119	53,676
*	Celera Corp.	119,638	1,674,932
* #	Cell Genesys, Inc.	221,061	216,640
*	Centene Corp.	26,700	602,886
* #	Cepheid, Inc.	87,850	1,634,010
*	Cerus Corp.	69,725	310,973
	Chemed Corp.	20,520	897,545
* #	Cleveland Biolabs, Inc.	15,316	76,274
* #	Clinical Data, Inc.	41,620	687,979
* #	Columbia Laboratories, Inc.	166,135	606,393
* #	Combimatrix Corp.	16,339	234,628
* #	Combinatorx, Inc.	43,698	138,086
	Computer Programs & Systems, Inc.	22,296	604,890
* #	Conceptus, Inc.	62,439	1,055,219
*	Conmed Corp.	55,350	1,768,986
*	Continucare Corp.	65,652	166,756
#	Cooper Companies, Inc.	15,400	567,182
*	Corvel Corp.	48,112	1,400,540
* #	CPEX Pharmaceuticals, Inc.	6,088	100,513
*	Cross Country Healthcare, Inc.	62,610	981,099
*	CryoLife, Inc.	75,221	1,186,987
*	Cubist Pharmaceuticals, Inc.	20,421	449,875
* #	CV Therapeutics, Inc.	171,746	1,973,362
* #	Cyberonics, Inc.	81,049	1,738,501
* #	Cyclacel Pharmaceuticals, Inc.	61,563	103,426

23

*	Cynosure, Inc. Class A	23,400	579,852
* #	Cypress Bioscience, Inc.	131,560	902,502
*	Cytokinetics, Inc.	153,841	799,973
*	Cytomedix, Inc.	50,764	39,088
* #	Cytori Therapeutics, Inc.	85,555	546,696
	Datascope Corp.	39,986	1,999,300
	Daxor Corp.	2,500	46,000
* #	Dendreon Corp.	157,700	927,276
* #	DepoMed, Inc.	146,965	642,237
* #	Dexcom, Inc.	86,670	596,290
*	Dialysis Corporation of America	29,234	230,072
*	Digirad Corp.	41,443	65,480
* #	Dionex Corp.	9,700	632,343
* #	Discovery Laboratories, Inc.	137,078	274,156
*	Durect Corp.	170,643	904,408
*	DUSA Pharmaceuticals, Inc.	66,633	110,611
*	Dyax Corp.	162,166	778,397
*	Dynacq Healthcare, Inc.	7,129	34,576
* #	Dynavax Technologies Corp.	6,125	10,045
* #	Eclipsys Corp.	4,700	104,857
*	Emageon, Inc.	5,035	12,134
*	Emergent Biosolutions, Inc.	89,164	1,235,813
* #	Emeritus Corp.	25,468	565,899
*	Emisphere Technologies, Inc.	10,200	37,230
*	Encision, Inc.	18,121	30,806
*	Endologix, Inc.	124,248	337,955
* #	Enzo Biochem, Inc.	121,771	1,576,934
* #	Enzon Pharmaceuticals, Inc.	55,700	504,085
*	eResearch Technology, Inc.	120,375	1,623,859
*	etrials Worldwide, Inc.	20,065	30,097
* #	ev3, Inc.	132,699	1,620,255
*	Evotec AG Sponsored ADR	23,684	95,920
*	Exact Sciences Corp.	8,103	8,670
*	Exactech, Inc.	40,594	1,050,167
* #	Farville, Inc.	5,572	295
* #	Five Star Quality Care, Inc.	92,203	370,656
* #	Genomic Health, Inc.	16,614	371,323
*	Gentiva Health Services, Inc.	40,703	1,132,764
*	GenVec, Inc.	12,185	16,693
*	Geron Corp.	6,071	27,866
*	Greatbatch, Inc.	49,497	1,208,717
* #	GTx, Inc.	52,871	936,345
*	Haemonetics Corp.	28,300	1,774,976
* #	Halozyme Therapeutics, Inc.	36,600	285,480
*	Hanger Orthopedic Group, Inc.	34,011	575,806
*	Harvard Bioscience, Inc.	95,132	435,705
*	Health Grades, Inc.	83,155	276,906
*	Health Management Associates, Inc.	5,000	29,050
*	HealthExtras, Inc.	21,600	704,160
*	HEALTHSOUTH Corp.	48,780	877,552
*	Healthspring, Inc.	63,300	1,257,138
*	HealthStream, Inc.	65,393	187,678
*	HealthTronics, Inc.	114,025	481,185
*	Healthways, Inc.	14,500	276,225
#	Hill-Rom Holdings, Inc.	15,100	452,094

24

*	Hi-Tech Pharmacal Co., Inc.	34,161	320,089
* #	HMS Holdings Corp.	51,647	1,280,329
*	Home Diagnostics, Inc.	37,355	385,877
	Hooper Holmes, Inc.	97,959	149,877
*	Human Genome Sciences, Inc.	32,107	237,913
*	Hythiam, Inc.	25,486	55,050
*	IBioPharma, Inc.	26,066	41,706
* #	ICU Medical, Inc.	21,012	638,134
*	Idenix Pharmaceuticals, Inc.	179,331	1,457,961
* #	Idera Pharmaceuticals, Inc.	65,969	964,467
* #	IDM Pharma, Inc.	78,407	283,833
*	I-Flow Corp.	65,474	642,300
* #	Illumina, Inc.	58,641	5,050,749
*	ImmunoGen, Inc.	62,435	335,900
* #	Immunomedics, Inc.	249,000	537,840
*	Incyte Corp.	165,440	1,692,451
* #	Indevus Pharmaceuticals, Inc.	21,131	46,488
*	Infinity Pharmaceuticals, Inc.	27,075	199,543
* #	Inspire Pharmaceuticals, Inc.	164,652	740,934
* #	Integra LifeSciences Holdings	9,487	460,025
*	IntegraMed America, Inc.	21,325	174,225
*	Interleukin Genetics, Inc.	998	998
* #	InterMune, Inc.	92,859	1,761,535
* #	Introgen Therapeutics, Inc.	75,164	69,903
	Invacare Corp.	54,900	1,396,107
*	Inventiv Health, Inc.	30,636	676,137
*	Inverness Medical Innovations, Inc.	820	29,126
*	Iridex Corp.	20,215	80,860
* #	IRIS International, Inc.	47,862	886,404
* #	Isis Pharmaceuticals, Inc.	78,600	1,389,648
* #	Kendle International, Inc.	35,429	1,751,964
* #	Kensey Nash Corp.	34,907	1,257,001
	Kewaunee Scientific Corp.	2,000	27,940
*	Kindred Healthcare, Inc.	54,100	1,673,313
* #	K-V Pharmaceutical Co. Class A	1,350	30,442
*	K-V Pharmaceutical Co. Class B	5,699	128,797
*	La Jolla Pharmaceutical Co.	57,957	102,584
	Landauer, Inc.	21,506	1,403,482
*	Langer, Inc.	25,914	25,914
*	Lannet Co., Inc.	49,333	170,199
#	LCA-Vision, Inc.	15,000	84,600
*	Lexicon Pharmaceuticals, Inc.	42,119	78,341
*	LHC Group, Inc.	53,417	1,556,037
*	LifePoint Hospitals, Inc.	80,849	2,727,845
*	Ligand Pharmaceuticals, Inc. Class B	4,186	14,149
*	Luminex Corp.	47,513	1,211,106
*	Magellan Health Services, Inc.	14,600	635,976
*	Magyar Bancorp, Inc.	1,700	15,725
* #	Martek Biosciences Corp.	60,200	2,011,282
*	Matrixx Initiatives, Inc.	33,439	592,539
*	Maxygen, Inc.	34,226	168,734
* #	Medarex, Inc.	62,034	457,811
*	MedCath Corp.	58,829	1,251,293
*	Medical Action Industries, Inc.	31,121	409,864
*	Medical Staffing Network Holdings, Inc.	80,210	215,765

25

#	Medicis Pharmaceutical Corp. Class A	27,800	575,738
* #	Medivation, Inc.	42,594	1,055,905
*	MEDTOX Scientific, Inc.	28,510	498,355
*	Memry Corp.	93,337	233,342
	Meridian Bioscience, Inc.	42,654	1,212,227
*	Merit Medical Systems, Inc.	81,603	1,579,834
*	Metabasis Therapeutics, Inc.	63,863	95,794
*	Metropolitan Health Networks, Inc.	134,159	297,833
* #	Micromet, Inc.	95,087	592,392
*	Micrus Endovascular Corp.	63,842	804,409
* #	MiddleBrook Pharmaceuticals, Inc.	109,930	228,654
* #	Minrad International, Inc.	106,442	178,823
* #	Molecular Insight Pharmaceuticals, Inc.	15,369	131,251
* #	Molina Healthcare, Inc.	13,400	421,698
* #	Momenta Pharmaceuticals, Inc.	99,384	1,425,167
*	MTS Medication Technologies	8,370	46,663
* #	MWI Veterinary Supply, Inc.	35,997	1,417,922
*	Nabi Biopharmaceuticals	163,932	944,248
*	National Dentex Corp.	3,100	29,326
	National Healthcare Corp.	20,524	1,025,584
	National Research Corp.	11,809	377,888
*	Natus Medical, Inc.	61,669	1,517,057
*	Nektar Therapeutics	18,800	74,636
* #	Neogen Corp.	43,756	1,140,719
*	Neurocrine Biosciences, Inc.	32,195	166,448
* #	Neurogen Corp.	10,965	3,289
*	Neurometric, Inc.	34,893	39,429
*	NMT Medical, Inc.	28,017	109,266
*	Novacea, Inc.	77,298	181,650
* #	NovaMed, Inc.	71,681	321,131
*	Novavax, Inc.	201,058	554,920
* #	Noven Pharmaceuticals, Inc.	86,340	1,066,299
*	NPS Pharmaceuticals, Inc.	153,197	1,240,896
*	Nutraceutical International Corp.	31,526	387,139
* #	NuVasive, Inc.	34,084	1,624,443
* #	NxStage Medical, Inc.	19,852	75,438
* #	Odyssey Healthcare, Inc.	109,710	1,068,575
*	Omnicell, Inc.	15,902	244,096
*	Omrix Biopharmaceuticals, Inc.	1,300	29,900
* #	Onyx Pharmaceuticals, Inc.	14,700	600,789
* #	Optimer Pharmaceuticals, Inc.	68,507	545,316
*	Orchid Cellmark, Inc.	50,080	163,762
* #	Oscient Pharmaceuticals Corp.	31,976	36,453
* #	Osiris Therapeutics, Inc.	62,065	953,318
*	Osteotech, Inc.	53,553	280,082
	Owens & Minor, Inc.	36,200	1,669,544
*	Oxigene, Inc.	52,994	68,892
* #	Pain Therapeutics, Inc.	101,493	948,960
*	Par Pharmaceutical Companies, Inc.	51,519	733,631
*	Parexel International Corp.	79,400	2,522,538
*	PDI, Inc.	31,066	231,442
	PDL BioPharma, Inc.	33,800	407,966
*	Pharmacopia, Inc.	66,215	139,051
*	Pharmanet Development Group, Inc.	35,037	914,466
*	Phase Forward, Inc.	11,915	230,198

26

*	PHC, Inc.	49,591	122,986
*	Pipex Pharmaceuticals, Inc.	343	223
* #	Pozen, Inc.	78,561	905,023
* #	Progenics Pharmaceuticals, Inc.	90,842	1,248,169
*	Prospect Medical Holdings, Inc.	32,343	72,772
*	Providence Service Corp.	37,972	486,421
* #	ProxyMed, Inc.	680	14
* #	PSS World Medical, Inc.	61,220	1,118,489
	Psychemedics Corp.	14,899	229,445
* #	Psychiatric Solutions, Inc.	5,800	218,950
*	QuadraMed Corp.	22,224	199,794
*	Questcor Pharmaceuticals, Inc.	25,598	139,765
*	Quidel Corp.	67,260	1,314,933
* #	Quigley Corp.	30,506	158,936
* #	RadNet, Inc.	42,515	264,443
*	Regeneration Technologies, Inc.	145,073	1,360,785
*	Regeneron Pharmaceuticals, Inc.	29,200	634,224
*	RehabCare Group, Inc.	48,970	898,110
*	Repligen Corp.	106,645	572,684
* #	Repros Therapeutics, Inc.	43,465	362,063
*	Res-Care, Inc.	70,802	1,362,230
*	Retractable Technologies, Inc.	44,059	67,410
* #	Rigel Pharmaceuticals, Inc.	66,166	1,565,488
* #	Rochester Medical Corp.	39,589	534,056
* #	Rockwell Medical Technologies, Inc.	42,182	210,488
* #	Salix Pharmaceuticals, Ltd.	150,867	1,025,896
* #	Sangamo BioSciences, Inc.	103,868	1,037,641
*	Santarus, Inc.	169,244	396,031
* #	Savient Pharmaceuticals, Inc.	90,300	2,052,519
*	SciClone Pharmaceuticals, Inc.	117,173	174,588
#	Sciele Pharma, Inc.	47,500	915,325
*	Seattle Genetics, Inc.	70,899	790,524
*	SenoRx, Inc.	12,870	78,121
* #	Sequenom, Inc.	100,258	2,278,864
* #	Sirona Dental Systems, Inc.	36,800	1,011,632
*	Somanetics Corp.	38,697	959,686
* #	Somaxon Pharmaceuticals, Inc.	54,585	253,274
*	Sonic Innovations, Inc.	54,858	164,025
* #	SonoSite, Inc.	45,704	1,544,795
	Span-American Medical System, Inc.	4,963	63,725
*	Spectranetics Corp.	63,594	511,296
* #	Spectrum Pharmaceuticals, Inc.	3,489	5,966
*	SRI/Surgical Express, Inc.	3,745	14,418
* #	Staar Surgical Co.	97,450	533,051
*	StemCells, Inc.	144,550	176,351
	Steris Corp.	57,563	2,116,592
*	Strategic Diagnostics, Inc.	58,203	140,269
*	Sun Healthcare Group, Inc.	37,157	638,729
*	Sunesis Pharmaceuticals, Inc.	6,035	9,535
*	SunLink Health Systems, Inc.	2,600	7,540
*	Sunrise Senior Living, Inc.	33,800	687,154
* #	SuperGen, Inc.	8,007	13,372
* #	SurModics, Inc.	18,300	713,151
*	Symmetry Medical, Inc.	119,820	2,062,102
*	Synovis Life Technologies, Inc.	36,700	805,932

27

*	Targacept, Inc.	53,001	484,959
* #	Telik, Inc.	115,312	77,259
*	Tercica, Inc.	135,581	1,210,738
* #	The Medicines Co.	21,600	526,176
*	Theragenics Corp.	61,900	207,365
*	Thoratec Corp.	66,058	1,759,785
*	Titan Pharmaceuticals, Inc.	50,834	20,334
*	Torreypines Therapeutics, Inc.	13,035	7,560
*	Transcend Services, Inc.	3,815	48,565
#	Trimeris, Inc.	66,668	270,672
*	U.S. Physical Therapy, Inc.	35,876	710,704
*	Urologix, Inc.	423	749
*	Uroplasty, Inc.	38,770	104,679
	Utah Medical Products, Inc.	7,282	206,809
#	Valeant Pharmaceuticals International	15,900	291,129
* #	Vanda Pharmaceuticals, Inc.	8,400	9,408
*	Varian, Inc.	19,500	969,345
*	Vascular Solutions, Inc.	51,919	433,524
* #	Vical, Inc.	62,406	200,323
*	ViroPharma, Inc.	110,326	1,616,276
* #	Vital Images, Inc.	49,630	779,191
	Vital Signs, Inc.	19,775	1,460,384
*	Vivus, Inc.	159,336	1,346,389
* #	Vnus Medical Technologies	50,781	1,125,815
*	Volcano Corp.	40,040	735,535
#	West Pharmaceutical Services, Inc.	25,600	1,249,536
*	Wright Medical Group, Inc.	37,630	1,158,628
*	Xenoport, Inc.	22,100	1,079,143
*	XOMA, Ltd.	49,172	101,786
	Young Innovations, Inc.	22,502	461,066
* #	Zoll Medical Corp.	53,446	1,858,317
Total Health Care			227,035,683

Industrials — (14.7%)
* #	3-D Systems Corp.	13,807	168,722
*	A. T. Cross Co. Class A	25,898	184,912
	A.O. Smith Corp.	32,800	1,350,376
	AAON, Inc.	59,187	1,264,234
* #	AAR Corp.	49,100	779,217
	ABM Industries, Inc.	53,709	1,411,473
*	Acco Brands Corp.	84,700	719,103
*	Accuride Corp.	100,559	146,816
	Aceto Corp.	23,731	202,663
	Actuant Corp.	18,240	575,472
	Administaff, Inc.	27,000	739,800
*	AeroCentury Corp.	400	5,104
*	Aerosonic Corp.	8,258	19,819
*	Aerovironment, Inc.	16,418	549,346
*	Airtran Holdings, Inc.	5,110	12,264
	Alamo Group, Inc.	29,500	617,435
*	Alaska Air Group, Inc.	42,388	890,572
	Albany International Corp. Class A	42,664	1,308,505
* #	Allegiant Travel Co.	46,248	1,434,150
*	Allied Defense Group, Inc.	23,266	166,352
*	Altra Holdings, Inc.	88,860	1,598,591

28

*	Amerco, Inc.	33,178	1,382,859
	American Ecology Corp.	40,597	1,317,779
#	American Railcar Industries, Inc.	65,989	1,069,682
*	American Reprographics Co.	35,900	635,789
#	American Science & Engineering, Inc.	26,999	1,803,533
* #	American Superconductor Corp.	62,800	1,542,996
#	American Woodmark Corp.	46,172	1,097,047
	Ameron International Corp.	18,360	2,145,550
	Ampco-Pittsburgh Corp.	29,922	1,299,812
* #	AMR Corp.	14,190	146,583
* #	Amrep Corp.	19,250	1,039,500
*	APAC Customer Services, Inc.	34,402	77,060
	Apogee Enterprises, Inc.	91,004	1,820,080
* #	Applied Energetics, Inc.	183,238	263,863
	Applied Industrial Technologies, Inc.	28,275	823,085
	Applied Signal Technologies, Inc.	40,368	668,090
*	Argan, Inc.	33,925	576,725
*	Argon ST, Inc.	60,841	1,519,200
#	Arkansas Best Corp.	42,100	1,457,502
*	Arotech Corp.	37,312	54,476
*	Astec Industries, Inc.	27,800	956,320
*	Astronics Corp.	2,937	71,340
*	Atlas Air Worldwide Holding, Inc.	23,758	1,371,787
*	Avalon Holding Corp. Class A	1,400	6,020
* #	Avis Budget Group, Inc.	121,600	926,592
*	Axsys Technologies, Inc.	32,169	2,185,240
* #	AZZ, Inc.	36,011	1,564,678
	Badger Meter, Inc.	24,736	1,138,845
* #	Baker (Michael) Corp.	22,386	775,003
	Baldor Electric Co.	36,200	1,290,168
*	Baldwin Technology Co., Inc. Class A	33,174	104,830
	Barnes Group, Inc.	57,483	1,386,490
*	Beacon Roofing Supply, Inc.	134,700	2,192,916
	Belden, Inc.	63,800	2,344,012
*	Blount International, Inc.	101,803	1,284,754
#	BlueLinx Holdings, Inc.	104,406	752,767
	Bowne & Co., Inc.	20,864	252,454
*	Breeze-Eastern Corp.	14,858	157,792
	Briggs & Stratton Corp.	6,257	93,855
*	BTU International, Inc.	27,313	267,394
* #	Builders FirstSource, Inc.	120,003	608,415
#	C&D Technologies, Inc.	75,000	576,750
* #	Cano Petroleum, Inc.	108,835	345,007
* #	Capstone Turbine Corp.	398,416	1,083,692
	Cascade Corp.	31,635	1,641,224
*	Casella Waste Systems, Inc. Class A	80,312	1,068,953
* #	CBIZ, Inc.	184,416	1,567,536
	CDI Corp.	62,737	1,574,699
*	CECO Environmental Corp.	7,962	37,899
*	Celadon Group, Inc.	70,805	911,260
* #	Cenveo, Inc.	55,900	579,683
*	Ceradyne, Inc.	22,675	1,021,736
	Champion Industries, Inc.	9,061	42,405
*	Chart Industries, Inc.	26,197	1,209,777
	Chase Corp.	24,342	421,117

29

	CIRCOR International, Inc.	40,937	2,466,864
	Clarcor, Inc.	16,000	638,880
*	Clean Harbors, Inc.	14,400	1,168,416
* #	Coleman Cable, Inc.	52,902	621,599
*	Columbus McKinnon Corp.	65,640	1,791,316
	Comfort Systems USA, Inc.	111,923	1,705,707
*	Commercial Vehicle Group, Inc.	69,470	711,373
*	Competitive Technologies, Inc.	24,544	61,360
*	COMSYS IT Partners, Inc.	45,696	541,041
* #	Consolidated Graphics, Inc.	17,600	684,112
*	Cornell Companies, Inc.	51,907	1,408,237
* #	CoStar Group, Inc.	17,400	918,894
*	Covenant Transport Group Class A	3,763	16,520
*	CPI Aerostructures, Inc.	17,149	138,049
*	CRA International, Inc.	31,199	1,244,528
	Cubic Corp.	46,984	1,300,987
	Curtiss-Wright Corp.	10,800	581,796
	Deluxe Corp.	9,940	164,109
	Diamond Management & Technology Consultants, Inc.	83,188	497,464
* #	Document Securities Systems, Inc.	33,506	165,855
* #	Dollar Thrifty Automotive Group, Inc.	13,100	60,915
* #	Double Eagle Petroleum Co.	29,581	480,987
	Ducommun, Inc.	32,896	870,757
*	DXP Enterprises, Inc.	18,558	1,095,850
*	Dynamex, Inc.	29,552	871,193
#	Dynamic Materials Corp.	23,296	716,818
*	DynCorp International, Inc. Class A	6,000	94,740
	Eagle Bulk Shipping, Inc.	56,100	1,484,967
*	Eagle Test Systems, Inc.	63,792	904,571
	Eastern Co.	10,606	155,378
	Ecology & Environment, Inc. Class A	920	9,752
	Electro Rent Corp.	75,455	1,027,697
* #	EMCOR Group, Inc.	85,600	2,916,392
#	Encore Wire Corp.	67,665	1,290,372
* #	Ener1, Inc.	6,700	49,982
* #	Energy Conversion Devices, Inc.	36,330	2,730,926
*	EnerSys	68,799	1,934,628
* #	ENGlobal Corp.	71,586	1,239,154
	Ennis, Inc.	80,285	1,325,505
*	EnPro Industries, Inc.	40,000	1,686,000
	Equifax, Inc.	1	35
*	ESCO Technologies, Inc.	27,190	1,294,516
	Espey Manufacturing & Electronics Corp.	3,927	85,216
*	Esterline Technologies Corp.	54,297	3,067,238
* #	Evergreen Solar, Inc.	108,160	1,019,949
* #	Exide Technologies	125,923	1,553,890
*	Exponent, Inc.	43,227	1,329,663
*	ExpressJet Holdings, Inc.	50,335	10,067
	Federal Signal Corp.	120,806	1,936,520
*	First Advantage Corp.	19,108	319,677
* #	Flanders Corp.	74,881	524,916
* #	Flow International Corp.	117,769	799,652
	Flowserve Corp.	45,400	5,998,248
	Forward Air Corp.	15,597	550,418
	Franklin Electric Co., Inc.	14,180	613,994

30

	Freightcar America, Inc.	40,934	1,513,330
	Frozen Food Express Industries, Inc.	33,400	202,070
*	FTI Consulting, Inc.	54,350	3,989,290
* #	Fuel Tech, Inc.	54,544	1,000,337
* #	FuelCell Energy, Inc.	57,344	397,967
*	Furmanite Corp.	106,493	1,268,332
	G & K Services, Inc. Class A	23,148	798,375
*	Gardner Denver Machinery, Inc.	28,449	1,284,188
	GATX Corp.	26,800	1,174,644
* #	Gehl Co.	27,057	407,749
	Gencorp, Inc.	66,681	520,779
*	General Cable Corp.	1,100	54,142
*	Genesee & Wyoming, Inc.	47,252	2,032,309
*	GeoEye, Inc.	22,319	552,395
*	GeoPetro Resources Co.	63,509	146,071
*	Global Cash Access, Inc.	248,930	1,491,091
	Gorman-Rupp Co.	45,007	1,810,632
*	GP Strategies Corp.	50,994	465,575
*	Graftech International, Ltd.	102,200	2,076,704
	Graham Corp.	10,765	1,005,451
*	Great Lakes Dredge & Dock Corp.	52,964	396,700
	Greenbrier Companies, Inc.	47,740	957,187
* #	Griffon Corp.	89,788	1,099,903
	Hardinge, Inc.	33,110	534,395
*	Hawaiian Holdings, Inc.	154,051	1,391,081
	Healthcare Services Group, Inc.	36,825	717,351
#	Heartland Express, Inc.	49,934	824,910
#	Heico Corp.	13,097	466,646
	Heico Corp. Class A	19,577	563,818
#	Heidrick & Struggles International, Inc.	57,216	1,737,078
*	Henry Bros. Electronics, Inc.	15,919	102,678
*	Herley Industries, Inc.	17,600	337,920
* #	Hill International, Inc.	96,818	1,863,747
	Hi-Shear Technology Corp.	19,972	232,674
#	HNI Corp.	39,200	907,088
* #	Hoku Scientific, Inc.	19,170	115,403
#	Houston Wire & Cable Co.	52,199	880,075
* #	HQ Sustainable Maritime Industries, Inc.	37,871	270,020
*	Hub Group, Inc. Class A	51,200	2,044,928
*	Hudson Highland Group, Inc.	72,957	671,934
*	Hurco Companies, Inc.	22,058	715,341
*	Huttig Building Products, Inc.	47,805	103,737
*	ICF International, Inc.	400	7,388
*	ICT Group, Inc.	49,269	399,079
*	II-VI, Inc.	47,000	2,063,770
	IKON Office Solutions, Inc.	173,900	3,010,209
*	Innerworkings, Inc.	1,400	16,604
*	Innotrac Corp.	1,100	4,070
* #	Innovative Solutions & Support, Inc.	45,440	272,186
*	Insituform Technologies, Inc. Class A	95,291	1,749,543
	Insteel Industries, Inc.	58,878	1,006,814
*	Integrated Electrical Services, Inc.	45,206	967,860
* #	InterDigital, Inc.	27,200	721,888
*	Interline Brands, Inc.	104,390	1,675,460
*	International Shipholding Corp.	7,800	157,950

31

*	Intersections, Inc.	50,430	541,114
*	Kadant, Inc.	21,892	513,367
	Kaman Corp. Class A	34,600	1,043,190
*	Kansas City Southern	42,800	2,201,204
	Kaydon Corp.	23,000	1,281,790
	Kelly Services, Inc. Class A	56,252	1,087,914
*	Kenexa Corp.	67,986	1,572,516
*	Key Technology, Inc.	18,371	524,676
*	Kforce, Inc.	130,063	1,389,073
*	Kirby Corp.	6,044	276,755
	Knight Transportation, Inc.	74,724	1,336,812
*	Korn/Ferry International	40,900	727,202
* #	K-Tron International, Inc.	5,072	754,663
	L.S. Starrett Co. Class A	4,700	123,328
*	LaBarge, Inc.	53,687	792,957
*	Ladish Co., Inc.	19,559	521,443
	Lawson Products, Inc.	11,211	337,675
*	Layne Christensen Co.	30,600	1,679,328
* #	Learning Tree International, Inc.	53,874	802,184
*	LECG Corp.	13,446	109,585
*	LGL Group, Inc.	1,000	6,300
#	Lindsay Corp.	25,764	2,110,329
*	LMI Aerospace, Inc.	34,127	805,056
	LSI Industries, Inc.	69,060	595,988
*	Lydall, Inc.	40,600	474,614
*	M&F Worldwide Corp.	38,000	1,672,760
*	Mac-Gray Corp.	25,399	294,374
*	Magnetek, Inc.	91,516	420,974
* ●	MAIR Holdings, Inc.	23,464	34,961
* ●	MAIR Holdings, Inc. Escrow Shares	23,464	—
*	Manitex International, Inc.	9,868	38,880
*	Marten Transport, Ltd.	70,818	1,412,111
	McGrath Rentcorp.	48,058	1,369,653
* #	Medialink Worldwide, Inc.	5,624	1,125
*	Merrimac Industries, Inc.	1,920	10,349
* #	Mesa Air Group, Inc.	32,594	14,667
* #	Metalline Mining Co.	24,400	27,816
	Met-Pro Corp.	47,468	692,083
*	MFRI, Inc.	21,738	244,987
* #	Microvision, Inc.	136,748	355,545
* #	Middleby Corp.	9,000	480,240
*	Miller Industries, Inc.	34,600	289,602
	Mine Safety Appliances Co.	20,996	762,785
*	Misonix, Inc.	15,145	41,346
* #	Mobile Mini, Inc.	60,585	1,295,307
*	Moog, Inc. Class A	28,057	1,329,902
*	Moog, Inc. Class B	491	23,391
	Mueller Industries, Inc.	43,122	1,209,572
#	Mueller Water Products, Inc.	56,800	617,416
	Mueller Water Products, Inc. Class B	133,392	1,384,609
	Multi-Color Corp.	36,759	857,955
	NACCO Industries, Inc. Class A	11,654	1,369,811
*	Nashua Corp.	1,700	15,827
	National Technical Systems, Inc.	26,331	131,392
*	Navigant Consulting, Inc.	54,300	939,933

32

* #	NCI Building Systems, Inc.	36,670	1,403,728
	Nordson Corp.	14,900	799,087
*	North America Galvanizing & Coatings, Inc.	37,200	380,928
*	Old Dominion Freight Line, Inc.	40,080	1,333,462
#	Omega Flex, Inc.	27,845	600,060
*	On Assignment, Inc.	107,765	1,018,379
*	Orbital Sciences Corp.	75,335	1,991,857
*	P.A.M. Transportation Services, Inc.	19,802	291,683
	Pacer International, Inc.	6,300	132,804
*	Paragon Technologies, Inc.	7,563	43,109
*	Park-Ohio Holdings Corp.	23,690	462,192
*	Patrick Industries, Inc.	2,334	16,105
*	Patriot Transportation Holding, Inc.	5,500	434,885
*	Pemco Aviation Group Inc	600	1,044
*	Perini Corp.	34,800	929,508
*	PGT, Inc.	12,000	61,200
*	PHH Corp.	90,298	1,377,045
*	Pike Electric Corp.	90,000	1,696,500
* #	Pinnacle Airlines Corp.	37,600	178,976
* #	Plug Power, Inc.	255,224	691,657
*	PMFG, Inc.	24,148	646,200
	Portec Rail Products, Inc.	30,522	334,521
*	Powell Industries, Inc.	32,090	1,417,736
* #	Power-One, Inc.	84,720	190,620
	Preformed Line Products Co.	3,900	213,486
*	PRG-Schultz International, Inc.	48,295	569,398
* #	Protection One, Inc.	41,427	294,132
	Providence & Worcester Railroad Co.	1,600	31,040
	Quanex Building Products Corp.	38,575	634,945
	Quixote Corp.	10,955	86,545
	Raven Industries, Inc.	17,500	791,525
*	RBC Bearings, Inc.	600	23,964
*	RCM Technologies, Inc.	28,699	77,774
	Regal-Beloit Corp.	32,872	1,543,340
*	Republic Airways Holdings, Inc.	25,923	223,975
*	Resources Connection, Inc.	22,452	542,889
	Robbins & Myers, Inc.	60,800	2,726,880
	Rollins, Inc.	40,775	724,572
*	Rush Enterprises, Inc. Class A	56,951	751,184
*	Rush Enterprises, Inc. Class B	20,502	266,321
*	Saia, Inc.	20,290	391,191
	Schawk, Inc.	86,920	1,369,859
*	School Specialty, Inc.	22,310	680,455
	Servidyne, Inc.	9,240	38,993
	Servotronics, Inc.	4,259	51,960
*	Shaw Group, Inc.	25,131	1,244,990
*	SIFCO Industries, Inc.	12,208	124,522
#	Simpson Manufacturing Co., Inc.	46,600	1,295,480
	Skywest, Inc.	36,242	619,376
*	SL Industries, Inc.	15,983	210,976
*	SmartPros, Ltd.	1,008	3,871
*	Sparton Corp.	8,722	36,196
*	Spherion Corp.	47,900	248,122
*	Spherix, Inc.	27,593	16,832
*	Spire Corp.	19,426	216,017

33

*	Standard Parking Corp.	42,480	927,338
	Standard Register Co.	68,186	771,866
	Standex International Corp.	36,616	915,400
*	Sterling Construction Co., Inc.	44,604	822,944
#	Sun Hydraulics, Inc.	38,832	1,284,951
	Supreme Industries, Inc.	4,906	19,257
	Sypris Solutions, Inc.	47,472	106,812
#	TAL International Group, Inc.	37,434	920,128
*	Taleo Corp. Class A	53,385	1,292,451
* #	Team, Inc.	19,900	758,389
*	TeamStaff, Inc.	193	533
	Tech/Ops Sevcon, Inc.	5,762	36,301
	Technology Research Corp.	16,535	38,857
	Tecumseh Products Co. Class A	29,154	769,374
*	Tecumseh Products Co. Class B	400	10,124
*	Teledyne Technologies, Inc.	33,700	2,100,521
*	TeleTech Holdings, Inc.	23,759	366,364
	Tennant Co.	33,700	1,049,755
*	Tetra Tech, Inc.	45,085	1,288,529
* #	The Advisory Board Co.	5,800	179,278
* #	The Geo Group, Inc.	66,100	1,462,793
	Thomas Group, Inc.	1,894	6,061
#	Titan International, Inc.	37,125	992,723
	Todd Shipyards Corp.	10,541	157,272
*	Trailer Bridge, Inc.	15,029	95,434
*	TRC Companies, Inc.	44,933	158,613
	Tredegar Industries, Inc.	33,800	669,240
* #	Trex Co., Inc.	46,235	857,659
#	Trinity Industries, Inc.	1,250	44,975
	Triumph Group, Inc.	17,600	963,424
*	TrueBlue, Inc.	39,700	658,623
*	Tufco Technologies, Inc.	1,800	10,350
*	TurboChef Technologies, Inc.	167	1,019
	Twin Disc, Inc.	33,176	609,443
*	U.S. Home Systems, Inc.	11,670	46,563
*	Ultralife Corp.	52,612	608,721
*	United Rentals, Inc.	102,600	1,661,094
*	United Stationers, Inc.	27,666	1,371,680
	Universal Forest Products, Inc.	47,357	1,555,677
* #	Universal Security Instruments, Inc.	2,963	19,008
*	Universal Truckload Services, Inc.	49,262	1,213,323
*	UQM Technologies, Inc.	20,400	46,920
*	US Airways Group, Inc.	23,175	196,756
*	USA Truck, Inc.	25,733	473,487
	Valmont Industries, Inc.	24,400	2,604,456
*	Valpey Fisher Corp.	1,200	5,040
*	Versar, Inc.	29,467	163,542
	Viad Corp.	35,250	1,102,620
	Vicor Corp.	102,401	1,031,178
*	Volt Information Sciences, Inc.	17,750	248,855
	VSE Corp.	17,870	655,293
	Wabash National Corp.	108,250	940,693
	Wabtec Corp.	32,294	1,907,607
	Walter Industries, Inc.	35,000	3,283,000
#	Watsco, Inc. Class A	24,700	1,264,393

34

	Watsco, Inc. Class B	900	45,909
	Watts Water Technologies, Inc.	24,800	705,064
*	WCA Waste Corp.	48,746	243,730
#	Werner Enterprises, Inc.	99,042	2,259,148
*	Westaff, Inc.	42,696	33,730
*	Willdan Group, Inc.	1,000	3,670
*	Willis Lease Finance Corp.	5,900	73,042
	Woodward Governor Co.	37,851	1,753,637
* #	YRC Worldwide, Inc.	96,212	1,741,437
Total Industrials			293,794,709

Information Technology — (14.6%)
*	3Com Corp.	281,165	596,070
* #	Acacia Research-Acacia Technologies	44,552	177,762
*	Access Integrated Technologies, Inc.	15,981	26,688
* #	ACI Worldwide, Inc.	21,500	389,580
*	Acme Packet, Inc.	5,617	35,893
*	Actel Corp.	38,200	526,396
*	ActivIdentity Corp.	134,992	361,779
*	Actuate Corp.	130,268	556,244
	Acxiom Corp.	87,300	1,261,485
*	Adaptec, Inc.	302,926	1,148,090
*	ADC Telecommunications, Inc.	34,200	350,550
*	ADDvantage Technologies Group, Inc.	15,888	49,888
* #	Adept Technology, Inc.	24,841	192,518
	Adtran, Inc.	33,300	759,240
*	Advanced Analogic Technologies, Inc.	93,343	426,578
*	Advanced Energy Industries, Inc.	66,300	1,069,419
* #	Advanced Photonix, Inc.	55,300	105,070
* #	Advent Software, Inc.	23,367	1,080,724
*	Aehr Test Systems	26,387	115,311
*	Aetrium, Inc.	21,921	82,204
	Agilysys, Inc.	26,200	340,862
* ●	Allen Organ Co.	700	6,361
	American Software, Inc. Class A	24,993	148,458
* #	Amkor Technology, Inc.	113,200	850,132
*	Amtech Systems, Inc.	29,114	326,368
* #	Anadigics, Inc.	94,765	319,358
*	Analysts International Corp.	18,818	23,334
*	Anaren, Inc.	51,200	543,744
*	Ansys, Inc.	27,482	1,218,827
*	Applied Micro Circuits Corp.	70,059	557,670
*	Ariba, Inc.	147,334	2,170,230
*	Arris Group, Inc.	215,057	2,034,439
* #	Art Technology Group, Inc.	346,501	1,420,654
* #	Aruba Networks, Inc.	225,013	1,415,332
	Astro-Med, Inc.	3,786	35,437
*	Asyst Technologies, Inc.	165,909	683,545
* #	Atheros Communications	17,800	580,458
	Atlantic Tele-Network, Inc.	45,061	1,508,192
*	ATMI, Inc.	30,900	753,651
*	Autobytel, Inc.	72,208	84,483
*	Avanex Corp.	8,600	53,750
* #	Avid Technology, Inc.	47,800	1,110,872
*	Avocent Corp.	64,890	1,522,968

35

*	Aware, Inc.	52,391	165,556
*	Axcelis Technologies, Inc.	242,669	1,147,824
*	AXT, Inc.	86,201	311,186
* #	Bankrate, Inc.	17,941	578,777
*	BearingPoint, Inc.	12,795	14,586
	Bel Fuse, Inc. Class A	4,356	128,633
	Bel Fuse, Inc. Class B	28,781	801,263
*	Benchmark Electronics, Inc.	130,180	2,146,668
* #	BigBand Networks, Inc.	205,207	720,277
	Black Box Corp.	33,592	1,203,937
* #	Blackboard, Inc.	2,500	99,900
*	Blue Coat Systems, Inc.	48,600	903,960
*	Bookham, Inc.	208,013	351,542
*	Borland Software Corp.	132,966	247,317
*	Bottomline Technologies, Inc.	67,354	775,918
*	Brightpoint, Inc.	64,467	555,061
*	Brocade Communications Systems, Inc.	100,005	742,037
*	Brooks Automation, Inc.	39,757	382,065
*	BSQUARE Corp.	32,399	120,848
* #	Cabot Microelectronics Corp.	27,966	1,080,047
* #	CACI International, Inc. Class A	28,995	1,468,597
*	CalAmp Corp.	70,074	140,148
*	California Micro Devices Corp.	30,639	99,270
* #	Callidus Software, Inc.	90,260	428,735
*	CallWave, Inc.	46,876	109,221
*	Captaris, Inc.	73,277	293,108
*	Cascade Microtech, Inc.	7,360	43,645
	Cass Information Systems, Inc.	31,465	1,145,955
*	Catalyst Semiconductor, Inc.	43,885	297,101
*	Catapult Communications Corp.	39,833	302,332
*	Centillium Communications, Inc.	10,154	7,514
*	CEVA, Inc.	68,191	647,815
*	Checkpoint Systems, Inc.	69,100	1,471,139
*	Cherokee International Corp.	35,879	104,049
*	Chordiant Software, Inc.	57,926	344,660
*	Chyron International Corp.	4,500	26,550
*	Ciber, Inc.	72,351	566,508
*	Ciprico, Inc.	2,888	118
*	Cirrus Logic, Inc.	250,812	1,557,543
*	CMGI, Inc.	168,157	1,982,571
* #	Cogent, Inc.	43,805	481,855
	Cognex Corp.	35,415	716,445
	Cohu, Inc.	69,079	1,153,619
*	Comarco, Inc.	12,602	29,741
# ●	Commerce One, Inc.	1,966	—
* #	CommScope, Inc.	44,900	2,198,753
	Communications Systems, Inc.	9,218	98,172
* #	Comtech Telecommunications Corp.	37,058	1,694,292
*	Concur Technologies, Inc.	39,600	1,740,420
* #	Concurrent Computer Corp.	7,290	51,686
* #	Convera Corp.	118,300	127,764
*	CPI International, Inc.	28,171	402,845
*	Cray, Inc.	50,612	283,933
*	Credence Systems Corp.	216,991	245,200
* #	Cree, Inc.	15,400	358,974

36

*	CSG Systems International, Inc.	51,140	966,546
*	CSP, Inc.	1,770	10,744
	CTS Corp.	29,900	395,876
*	Cyberoptics Corp.	26,263	237,418
*	Cybersource Corp.	149,267	2,564,407
* #	Cymer, Inc.	23,000	688,620
#	Daktronics, Inc.	22,000	385,660
*	Datalink Corp.	37,285	220,354
	Dataram Corp.	22,642	54,567
*	DDi Corp.	31,242	177,455
*	Digi International, Inc.	57,529	679,417
* #	Digital River, Inc.	11,400	498,750
* #	Diodes, Inc.	40,345	959,808
*	Ditech Networks, Inc.	72,280	112,034
*	Dot Hill Systems Corp.	146,107	318,513
*	Double-Take Software, Inc.	66,342	869,744
* #	DTS, Inc.	46,625	1,499,926
*	Dycom Industries, Inc.	46,934	752,352
*	Dynamics Research Corp.	28,001	251,169
*	EarthLink, Inc.	69,200	644,944
* #	Ebix, Inc.	10,819	1,185,330
* #	Echelon Corp.	105,795	1,376,393
*	EDCI Holdings, Inc.	3,731	15,524
*	EDGAR Online, Inc.	62,355	140,922
*	Edgewater Technology, Inc.	6,458	31,967
*	EFJohnson Technologies, Inc.	24,609	44,296
*	Elecsys Corp.	3,000	20,415
*	Electro Scientific Industries, Inc.	70,905	1,013,232
*	Electroglas, Inc.	51,205	76,295
*	Electronics for Imaging, Inc.	38,900	645,351
* #	Elixir Gaming Technologies, Inc.	184,586	77,526
* #	eLoyalty Corp.	2,924	14,357
* #	EMCORE Corp.	79,390	491,424
*	EMS Technologies, Inc.	46,720	1,097,453
*	Emulex Corp.	83,100	1,115,202
*	Endwave Corp.	30,937	185,622
*	Entegris, Inc.	197,620	1,217,339
*	Entorian Technologies, Inc.	79,220	57,831
*	Entrust, Inc.	196,060	460,741
*	Epicor Software Corp.	12,900	110,037
*	EPIQ Systems, Inc.	124,020	1,400,186
*	Euronet Worldwide, Inc.	27,370	514,282
*	Exar Corp.	38,414	297,324
*	Extreme Networks, Inc.	316,054	1,106,189
	Fair Isaac Corp.	11,400	263,340
*	Fairchild Semiconductor Corp. Class A	198,300	2,486,682
* #	FalconStor Software, Inc.	99,518	748,375
*	Faro Technologies, Inc.	62,038	1,465,338
* #	FEI Co.	46,600	1,261,928
* #	Finisar Corp.	90,050	130,573
* #	Flir Systems, Inc.	83,800	2,991,660
*	FormFactor, Inc.	88,300	1,694,477
*	Forrester Research, Inc.	61,842	2,139,115
*	FortuNet, Inc.	30,740	147,552
	Frequency Electronics, Inc.	16,853	77,187

37

*	FSI International, Inc.	54,127	61,705
*	Gerber Scientific, Inc.	81,900	730,548
	Gevity HR, Inc.	79,743	657,880
*	Globecomm Systems, Inc.	68,874	702,515
* #	Glu Mobile, Inc.	8,996	32,116
*	Goldleaf Financial Solutions, Inc.	30,498	52,457
*	Greenfield Online, Inc.	83,616	1,450,738
* #	GSE Systems, Inc.	53,519	430,828
*	GSI Technology, Inc.	56,561	214,932
*	GTSI Corp.	19,287	133,080
*	Guidance Software, Inc.	50,918	324,348
*	Hackett Group, Inc.	122,508	784,051
*	Harmonic, Inc.	110,837	975,366
*	Harris Stratex Networks, Inc. Class A	20,080	187,949
*	Hauppauge Digital, Inc.	28,591	40,027
*	hi/fn, Inc.	41,890	166,303
*	Hutchinson Technology, Inc.	37,220	539,318
*	Hypercom Corp.	163,228	742,687
*	I.D. Systems, Inc.	3,401	30,575
* #	i2 Technologies, Inc.	45,148	650,583
	iBasis, Inc.	2,060	7,540
*	iGATE Capital Corp.	114,139	1,284,064
*	iGo, Inc.	77,006	87,017
*	Ikanos Communications	30,584	79,518
*	I-many, Inc.	109,671	76,221
	Imation Corp.	61,400	1,304,136
#	Imergent, Inc.	39,110	442,334
* #	Immersion Corp.	65,382	434,790
*	InFocus Corp.	60,516	88,353
	InfoGROUP, Inc.	42,620	281,292
*	Informatica Corp.	46,300	781,081
	InfoSpace, Inc.	62,616	732,607
*	Innodata Isogen, Inc.	57,015	165,914
*	Insight Enterprises, Inc.	33,300	554,112
	Integral Systems, Inc.	28,600	1,286,714
*	Integrated Silicon Solution, Inc.	80,532	317,296
*	Intelli-Check, Inc.	25,969	58,430
*	Intelligent Systems Corp.	10,570	33,824
*	Interactive Intelligence, Inc.	34,942	350,468
*	Intermec, Inc.	54,900	1,102,941
* #	Internet Brands, Inc.	9,200	64,308
*	Internet Capital Group, Inc.	79,500	671,775
*	Interphase Corp.	11,487	38,596
*	Intervoice, Inc.	111,220	914,228
*	Interwoven, Inc.	141,129	2,077,419
*	Intest Corp.	21,254	28,693
*	Intevac, Inc.	76,400	777,752
*	IntriCon Corp.	17,118	99,798
*	INX, Inc.	25,210	233,193
*	iPass, Inc.	16,409	37,248
*	iPCS, Inc.	53,032	1,060,640
* #	Isilon Systems, Inc.	48,463	245,223
*	Iteris, Inc.	107,650	240,060
* #	Itron, Inc.	23,700	2,454,846
*	Ixia	225,510	1,959,682

38

*	IXYS Corp.	93,108	1,185,265
*	j2 Global Communications, Inc.	28,700	708,029
*	JDA Software Group, Inc.	53,168	969,253
*	Jupitermedia Corp.	57,801	67,627
	Keithley Instruments, Inc.	45,783	435,396
* #	Kemet Corp.	66,238	107,306
*	Key Tronic Corp.	28,993	97,416
*	Keynote Systems, Inc.	46,850	656,837
*	Kopin Corp.	218,105	649,953
*	Kratos Defense & Security Solutions, Inc.	223,577	453,861
*	Kulicke & Soffa Industries, Inc.	175,813	903,679
*	KVH Industries, Inc.	45,400	410,416
*	L-1 Identity Solutions, Inc.	143,587	2,366,314
*	Lantronix, Inc.	17	9
*	LaserCard Corp.	5,234	29,834
*	Lattice Semiconductor Corp.	390,261	913,211
*	Lawson Software, Inc.	159,300	1,288,737
*	Leadis Technolgies, Inc.	31,464	30,835
*	LeCroy Corp.	33,923	282,579
*	Lionbridge Technologies, Inc.	45,700	145,783
*	Littlefuse, Inc.	22,500	798,300
*	Logility, Inc.	19,976	136,436
*	LoJack Corp.	2,322	16,835
*	LookSmart, Ltd.	61,358	198,800
*	Loral Space & Communications, Inc.	1,048	19,252
*	LTX Corp.	209,414	374,851
* #	Luna Innovations, Inc.	21,063	131,222
*	Macrovision Solutions Corp.	55,300	858,256
*	Magma Design Automation, Inc.	3,974	20,188
*	Management Network Group, Inc.	99,886	107,877
*	Manhattan Associates, Inc.	26,000	637,260
*	ManTech International Corp. Class A	14,400	848,016
#	Marchex, Inc. Class B	87,410	985,111
*	Mastec, Inc.	121,708	1,718,517
*	Mattson Technology, Inc.	35,707	182,106
	Maximus, Inc.	26,500	980,500
* #	Maxwell Technologies, Inc.	63,141	780,423
*	Measurement Specialties, Inc.	31,738	567,475
* #	Mentor Graphics Corp.	102,800	1,254,160
*	Mercury Computer Systems, Inc.	22,458	207,737
*	Merix Corp.	18,671	34,728
	Mesa Laboratories, Inc.	5,853	122,854
	Methode Electronics, Inc.	141,000	1,549,590
	Micrel, Inc.	17,276	159,112
*	Microsemi Corp.	1,400	38,500
*	Microtune, Inc.	141,886	526,397
* #	Midway Games, Inc.	191,179	433,976
* #	Mindspeed Technologies, Inc.	61,375	224,019
*	MIPS Technologies, Inc.	78,514	312,486
*	MIVA, Inc.	71,931	74,089
*	MKS Instruments, Inc.	76,051	1,714,190
	Mocon, Inc.	10,068	107,023
* #	Monolithic Power Systems	78,220	1,906,221
*	MoSys, Inc.	92,950	422,923
*	MPS Group, Inc.	137,586	1,584,991

39

*	MRV Communications, Inc.	27,600	37,536
*	MSC. Software Corp.	136,634	1,773,509
	MTS Systems Corp.	16,100	667,828
* #	Multi-Fineline Electronix, Inc.	76,952	1,312,801
*	Nanometrics, Inc.	53,079	192,677
*	Napco Security Systems, Inc.	56,873	233,748
*	Napster, Inc.	600	804
*	NCI, Inc.	24,122	646,470
*	NETGEAR, Inc.	41,000	690,850
* #	Netlogic Microsystems, Inc.	54,189	1,881,984
*	NetScout Systems, Inc.	115,858	1,726,284
*	Network Engines, Inc.	33,326	31,993
* #	Network Equipment Technologies, Inc.	7,787	25,386
*	Newport Corp.	68,678	643,513
	NIC, Inc.	146,123	1,011,171
*	NMS Communications Corp.	800	456
*	Novatel Wireless, Inc.	47,100	293,433
*	Nu Horizons Electronics Corp.	55,740	268,109
*	Nuance Communications, Inc.	22,929	362,278
*	NumereX Corp. Class A	25,034	130,677
	O.I. Corp.	2,700	32,859
*	Oculus Innovative Sciences, Inc.	18,368	52,532
* #	Omniture, Inc.	9,100	162,162
* #	OmniVision Technologies, Inc.	93,000	1,086,240
*	Online Resources Corp.	93,877	817,669
*	Onvia, Inc.	17,501	83,130
	Openwave Systems, Inc.	74,296	106,986
*	Oplink Communications, Inc.	20,450	268,713
*	OPNET Technologies, Inc.	64,310	852,108
*	Opnext, Inc.	47,336	300,110
*	Optelecom-NKF, Inc.	4,341	35,726
*	Optical Cable Corp.	17,761	122,906
* #	Orbcomm, Inc.	134,883	776,926
*	Orthovita, Inc.	225,727	688,467
*	OSI Systems, Inc.	62,490	1,450,393
* #	OYO Geospace Corp.	20,114	986,793
*	Palm, Inc.	104,038	885,363
*	PAR Technology Corp.	44,110	354,644
	Park Electrochemical Corp.	42,099	1,179,614
* #	Parkervision, Inc.	67,771	731,927
*	PC Connection, Inc.	74,444	565,030
	PC-Tel, Inc.	64,190	648,961
*	PDF Solutions, Inc.	7,900	50,165
	Pegasystems, Inc.	113,468	1,663,441
*	Perceptron, Inc.	30,364	224,997
*	Perficient, Inc.	40,491	321,499
*	Performance Technologies, Inc.	35,788	178,224
*	Pericom Semiconductor Corp.	87,506	1,193,582
*	Perot Systems Corp.	140,200	2,495,560
*	Pervasive Software, Inc.	52,635	233,173
*	Phoenix Technologies, Ltd.	72,134	796,359
*	Photronics, Inc.	102,270	334,423
*	Physicians Formula Holdings, Inc.	37,989	223,755
*	Pinnacle Data Systems, Inc.	200	182
*	Planar Systems, Inc.	30,666	84,945

40

*	PlanetOut, Inc.	729	1,837
	Plantronics, Inc.	48,200	1,243,560
*	PLATO Learning, Inc.	53,426	99,372
*	Plexus Corp.	59,400	1,664,982
*	PLX Technology, Inc.	86,012	489,408
* #	PMC-Sierra, Inc.	204,276	1,838,484
*	Power Integrations, Inc.	31,097	915,185
*	Powerwave Technologies, Inc.	180,179	909,904
* #	Presstek, Inc.	109,962	590,496
* ●	Price Communications Liquidation Trust	68,586	9,367
* #	Procera Networks, Inc.	24,700	36,556
*	Progress Software Corp.	40,600	1,185,926
	QAD, Inc.	84,710	557,392
	Quality Systems, Inc.	14,800	633,736
	Qualstar Corp.	700	2,240
*	Quantum Corp.	294,350	521,000
*	Quest Software, Inc.	78,738	1,164,535
*	QuickLogic Corp.	68,662	105,053
*	Rackable Systems, Inc.	101,454	1,051,063
*	Radiant Systems, Inc.	105,227	959,670
*	RadiSys Corp.	65,696	727,255
*	RAE Systems, Inc.	137,582	276,540
*	Rambus, Inc.	6,200	109,058
*	Ramtron International Corp.	77,686	271,124
*	RealNetworks, Inc.	253,581	1,681,242
	Relm Wireless Corp.	27,146	39,362
	Renaissance Learning, Inc.	54,154	687,214
*	RF Industries, Ltd.	800	6,880
* #	RF Micro Devices, Inc.	388,057	1,505,661
*	RF Monolithics, Inc.	22,842	22,842
	Richardson Electronics, Ltd.	25,009	167,810
*	RightNow Technologies, Inc.	63,161	946,783
*	Rimage Corp.	13,000	207,220
*	Riverbed Technology, Inc.	1,100	18,711
*	Rofin-Sinar Technologies, Inc.	38,910	1,572,742
*	Rogers Corp.	44,462	1,778,925
*	Rudolph Technologies, Inc.	20,556	173,493
*	S1 Corp.	195,531	1,491,902
*	Saba Software, Inc.	48,259	174,698
*	Safeguard Scientifics, Inc.	89,052	127,344
*	Sanmina-SCI Corp.	1,040,676	2,445,589
*	Sapient Corp.	165,228	1,531,664
*	ScanSource, Inc.	22,419	674,588
*	Scientific Learning Corp.	41,582	171,318
*	SCM Microsystems, Inc.	43,654	110,008
*	Seachange International, Inc.	108,657	932,277
*	Secure Computing Corp.	122,431	524,005
*	Selectica, Inc.	20,641	23,324
*	Semitool, Inc.	100,068	964,656
*	Semtech Corp.	77,340	1,143,859
*	SI International, Inc.	45,288	1,414,344
* #	Sigma Designs, Inc.	23,061	395,035
*	Silicon Image, Inc.	245,149	1,698,883
* #	Silicon Laboratories, Inc.	12,400	418,004
*	Silicon Storage Technology, Inc.	299,857	980,532

41

*	Skyworks Solutions, Inc.	296,472	2,875,778
*	SM&A	55,018	182,110
* #	Smith Micro Software, Inc.	54,321	411,210
*	Soapstone Networks, Inc.	25,982	101,849
* #	SoftBrands, Inc.	94,916	88,272
* #	Sonic Solutions, Inc.	73,441	341,501
*	SonicWALL, Inc.	142,626	932,774
* #	Sonus Networks, Inc.	154,450	522,041
* #	Sourcefire, Inc.	14,300	112,255
* #	SourceForge, Inc.	29,652	40,327
*	Spansion, Inc.	68,319	153,718
*	Spectrum Control, Inc.	24,030	198,488
*	SPSS, Inc.	36,170	1,142,249
*	SRA International, Inc.	37,733	885,971
*	SRS Labs, Inc.	53,468	321,343
*	Standard Microsystems Corp.	33,727	985,503
	StarTek, Inc.	46,013	415,958
* #	STEC, Inc.	163,007	1,651,261
* #	Stratasys, Inc.	60,526	1,008,363
*	SumTotal Systems, Inc.	105,024	507,266
*	Sunair Electronics, Inc.	400	810
*	Supertex, Inc.	47,156	1,400,533
*	SupportSoft, Inc.	116,035	404,962
*	Switch and Data Facilities Co.	59,718	864,717
*	Sycamore Networks, Inc.	503,690	1,762,915
*	Sykes Enterprises, Inc.	84,415	1,700,118
*	Symmetricom, Inc.	107,661	529,692
* #	Synaptics, Inc.	43,400	2,271,556
*	SYNNEX Corp.	63,659	1,463,520
#	Syntel, Inc.	29,368	971,200
*	Take-Two Interactive Software, Inc.	66,600	1,669,662
	Technitrol, Inc.	41,800	660,858
*	Technology Solutions Co.	6,104	24,599
*	TechTeam Global, Inc.	34,391	293,355
*	Techwell, Inc.	62,300	690,284
*	Tekelec	55,376	908,720
* #	TeleCommunication Systems, Inc.	107,626	904,058
*	Telular Corp.	57,544	159,972
*	Teradyne, Inc.	6,300	58,779
* #	Terremark Worldwide, Inc.	159,498	1,153,171
*	Tessco Technologies, Inc.	12,694	186,856
* #	The Knot, Inc.	45,819	417,411
	TheStreet.com, Inc.	33,313	236,522
*	Think Partnership, Inc.	31,660	16,463
*	THQ, Inc.	35,362	541,746
*	TIBCO Software, Inc.	220,300	1,804,257
*	Tier Technologies, Inc. Class B	30,501	234,858
*	TNS, Inc.	46,500	1,064,850
*	Tollgrade Communications, Inc.	7,400	49,728
*	Track Data Corp.	20,390	37,722
*	Transact Technologies, Inc.	27,535	337,304
* #	Travelzoo, Inc.	12,235	95,800
*	Trident Microsystems, Inc.	68,891	217,007
	Trio-Tech International	3,100	16,430
*	Triquint Semiconductor, Inc.	318,895	2,005,850

42

	TSR, Inc.	1,984	5,357
* #	TTM Technologies, Inc.	139,011	1,665,352
*	Tumbleweed Communications Corp.	114,713	292,518
*	Tyler Technologies, Inc.	60,580	982,002
* #	Ultimate Software Group, Inc.	17,500	490,700
*	Ultra Clean Holdings, Inc.	61,499	447,713
*	Ultratech, Inc.	76,710	1,139,144
* #	Unica Corp.	58,006	514,513
	United Online, Inc.	148,096	1,559,458
* #	Universal Display Corp.	55,382	785,317
* #	UTStarcom, Inc.	246,999	805,217
*	ValueClick, Inc.	18,400	237,176
*	Veeco Instruments, Inc.	110,115	1,851,033
* #	VeriFone Holdings, Inc.	34,800	701,568
*	Viasat, Inc.	33,800	886,574
*	Vicon Industries, Inc.	12,667	68,718
*	Video Display Corp.	29,656	239,620
*	Vignette Corp.	51,600	703,308
*	Virage Logic Corp.	68,537	452,344
*	Vishay Intertechnology, Inc.	18,690	166,154
*	Vocus, Inc.	32,628	1,163,188
* #	Volterra Semiconductor Corp.	67,406	1,059,622
	Wayside Technology Group, Inc.	13,753	105,073
*	Websense, Inc.	25,100	568,264
*	Website Pros, Inc.	59,490	359,320
*	Westell Technologies, Inc.	109,543	98,797
*	Western Digital Corp.	2,719	74,120
*	White Electronics Designs Corp.	54,763	268,886
*	Wind River Systems, Inc.	82,787	914,796
*	Winland Electronics, Inc.	500	690
* #	Wireless Ronin Technologies, Inc.	48,950	186,010
*	Wireless Telecom Group, Inc.	55,486	63,809
*	Wizzard Software Corp.	35,882	45,570
* #	WPCS International, Inc.	14,060	81,126
*	Wright Express Corp.	3,800	113,050
*	ZILOG, Inc.	40,982	142,617
* #	Zix Corp.	189,927	527,997
*	Zones, Inc.	41,444	345,643
*	Zoran Corp.	64,733	576,124
*	Zygo Corp.	55,048	576,903
Total Information Technology			290,140,585

Materials — (5.3%)
	A. Schulman, Inc.	30,700	743,554
	A.M. Castle & Co.	82,640	1,659,411
*	AEP Industries, Inc.	10,400	193,752
	AK Steel Holding Corp.	100,772	5,301,615
	AMCOL International Corp.	31,600	1,152,136
*	American Pacific Corp.	24,253	417,637
#	American Vanguard Corp.	58,280	864,875
	Aptargroup, Inc.	2,600	105,014
	Arch Chemicals, Inc.	23,840	874,928
* #	Arrowhead Research Corp.	80,758	141,327
	Balchem Corp.	54,382	1,484,085
* #	Basin Water, Inc.	23,100	40,425

43

*	Brush Engineered Materials, Inc.	61,882	1,813,143
*	Buckeye Technologies, Inc.	54,700	503,787
*	BWAY Holding Co.	1,300	16,510
	Cabot Corp.	6,300	174,321
#	Calgon Carbon Corp.	91,140	1,944,016
*	Caraustar Industries, Inc.	49,449	97,909
*	Century Aluminum Co.	7,300	355,948
	CF Industries Holdings, Inc.	7,724	1,177,138
	Chemtura Corp.	228,700	1,507,133
	Cleveland-Cliffs, Inc.	45,240	4,579,193
* #	Coeur d’Alene Mines Corp.	39,800	71,242
	Commercial Metals Co.	35,855	933,306
	Compass Minerals International, Inc.	28,760	1,992,205
*	Constar International, Inc.	28,571	49,999
*	Continental Materials Corp.	1,000	20,650
*	Core Molding Technologies, Inc.	24,700	177,840
	Deltic Timber Corp.	14,900	913,966
#	Eagle Materials, Inc.	39,832	1,216,071
	Empire Resources, Inc.	27,945	97,808
	Ferro Corp.	44,350	977,474
*	Flight Safety Technologies, Inc.	5,850	3,042
* #	Flotek Industries, Inc.	63,154	1,064,145
	Friedman Industries, Inc.	21,732	204,281
	General Maritime Corp.	12,500	308,750
* #	General Moly, Inc.	136,202	928,898
	Georgia Gulf Corp.	20,200	68,074
	Gibraltar Industries, Inc.	102,133	2,196,881
	Glatfelter Co.	77,900	1,142,793
*	Graphic Packaging Holding Co.	195,646	557,591
* #	H&E Equipment Services, Inc.	109,365	1,543,140
	H.B. Fuller Co.	51,100	1,332,177
	Hawkins, Inc.	18,860	298,365
* #	Headwaters, Inc.	112,142	1,725,865
* #	Hecla Mining Co.	103,300	725,166
*	ICO, Inc.	77,600	449,304
	Innophos Holdings, Inc.	44,779	1,678,765
*	Ion Geophysical Corp.	109,300	1,761,916
	Kaiser Aluminum Corp.	32,888	1,777,925
	KMG Chemicals, Inc.	32,047	341,621
	Koppers Holdings, Inc.	24,696	1,131,324
	Kronos Worldwide, Inc.	49,058	806,023
*	Landec Corp.	65,621	616,181
	Louisiana-Pacific Corp.	60,940	593,556
*	LSB Industries, Inc.	48,292	1,165,769
*	Material Sciences Corp.	33,601	255,368
*	Maxxam, Inc.	6,698	127,262
* #	Metalico, Inc.	95,430	1,229,138
	Minerals Technologies, Inc.	15,900	1,044,312
* #	Mines Management, Inc.	76,678	160,257
*	Mod-Pac Corp.	5,715	23,546
	Myers Industries, Inc.	45,170	594,437
* #	Nanophase Technologies Corp.	62,671	110,928
	Neenah Paper, Inc.	24,899	483,539
	Nevada Chemicals, Inc.	11,200	111,440
	NewMarket Corp.	28,300	1,922,702

44

	NL Industries, Inc.	148,938	1,566,828
	NN, Inc.	17,800	292,276
*	Northern Technologies International Corp.	6,826	89,967
*	Northwest Pipe Co.	22,100	1,280,253
	Olin Corp.	74,900	2,015,559
	Olympic Steel, Inc.	16,455	783,423
*	OM Group, Inc.	44,900	1,665,790
*	OMNOVA Solutions, Inc.	97,067	280,524
*	Owens-Illinois, Inc.	1,352	60,299
	Penford Corp.	34,748	577,164
*	PolyOne Corp.	181,640	1,491,264
	Quaker Chemical Corp.	36,466	1,079,394
*	Ready Mix, Inc.	8,021	36,897
*	Rock of Ages Corp.	626	1,239
	Rock-Tenn Co. Class A	36,900	1,353,492
*	Rockwood Holdings, Inc.	17,200	651,020
*	Rosetta Resources, Inc.	98,392	2,287,614
	Royal Gold, Inc.	29,659	1,029,464
*	RTI International Metals, Inc.	27,200	919,632
	Schnitzer Steel Industries, Inc. Class A	19,050	1,303,211
	Schweitzer-Maudoit International, Inc.	18,291	346,797
	Sensient Technologies Corp.	57,870	1,690,383
*	Solitario Exploration & Royalty Corp.	28,625	112,496
	Spartech Corp.	23,177	244,054
	Steel Dynamics, Inc.	124,368	3,088,057
	Stepan Co.	30,599	1,800,139
* #	Stillwater Mining Co.	64,600	481,270
*	Symyx Technologies, Inc.	130,066	1,437,229
	Synalloy Corp.	20,100	307,731
	Temple-Inland, Inc.	95,400	1,594,134
	Terra Industries, Inc.	156,690	7,856,437
	Texas Industries, Inc.	3,800	200,146
*	U.S. Concrete, Inc.	122,133	510,516
*	U.S. Gold Corp.	105,420	132,829
*	United States Lime & Minerals, Inc.	18,512	717,895
*	Universal Stainless & Alloy Products, Inc.	20,400	737,460
	Valhi, Inc.	4,505	82,577
*	W.R. Grace & Co.	50,100	1,317,129
	Wausau Paper Corp.	102,697	884,221
	Westlake Chemical Corp.	111,200	2,110,576
	Worthington Industries, Inc.	77,420	1,362,592
	Zep, Inc.	100	1,959
* #	Zoltek Companies, Inc.	29,100	495,573
Total Materials			106,360,409

Other — (0.0%)
* ●	DMRC Corp.	17,785	207,284
* ●	ePresence, Inc. Escrow Shares	8,100	—
* ●	Petrocorp, Inc. Escrow Shares	5,200	312
Total Other			207,596

Telecommunication Services — (0.6%)
#	Alaska Communications Systems Group, Inc.	84,035	884,048
	Arbinet-thexchange, Inc.	57,780	224,764
*	Cbeyond, Inc.	4,800	81,264

45

*	Centennial Communications Corp.	29,600	225,552
*	Cincinnati Bell, Inc.	201,546	786,029
* #	Cogent Communications Group, Inc.	53,694	494,522
	Consolidated Communications Holdings, Inc.	86,285	1,303,766
	D&E Communications, Inc.	29,031	271,440
*	General Communications, Inc. Class A	152,086	1,542,152
	Hickory Tech Corp.	38,853	272,748
* #	ICO Global Communications (Holdings), Ltd.	80,299	235,276
	IDT Corp.	2,264	3,509
	IDT Corp. Class B	35,700	55,335
#	Iowa Telecommunications Services, Inc.	85,550	1,573,265
*	LCC International, Inc. Class A	57,130	33,707
* #	Level 3 Communications, Inc.	403	1,382
*	Nexstar Broadcasting Group, Inc.	38,854	140,263
* #	Nextwave Wireless, Inc.	278,895	270,528
*	Occam Networks, Inc.	50,164	222,227
* #	PAETEC Holding Corp.	45,750	150,975
*	Premiere Global Services, Inc.	96,000	1,451,520
	Shenandoah Telecommunications Co.	3,900	67,392
*	Spark Networks, Inc.	58,986	252,460
	SureWest Communications	553	6,575
*	Syniverse Holdings, Inc.	73,854	1,225,238
* #	Vonage Holdings Corp.	64,220	95,046
	Warwick Valley Telephone Co.	1,100	12,056
*	Xeta Corp.	28,334	92,369
Total Telecommunication Services			11,975,408

Utilities — (1.9%)
	ALLETE, Inc.	34,371	1,451,144
#	American States Water Co.	30,659	1,211,337
	Artesian Resources Corp. Class A	19,548	341,113
	Avista Corp.	58,891	1,313,269
	Black Hills Corp.	36,698	1,240,759
* #	Cadiz, Inc.	27,672	539,881
	California Water Service Group	21,553	846,817
	Central Vermont Public Service Corp.	17,475	424,643
	CH Energy Group, Inc.	13,905	553,419
	Chesapeake Utilities Corp.	20,205	611,807
	Cleco Corp.	45,290	1,141,761
	Connecticut Water Services, Inc.	26,293	702,286
	Delta Natural Gas Co., Inc.	9,356	255,512
*	El Paso Electric Co.	55,900	1,190,111
	Empire District Electric Co.	35,050	739,555
	Energen Corp.	19,071	1,064,925
	Energy West, Inc.	14,274	142,026
	EnergySouth, Inc.	17,934	1,098,458
	Florida Public Utilities Co.	19,174	250,221
	Great Plains Energy, Inc.	38,066	892,648
	IDACORP, Inc.	34,240	1,020,352
	Laclede Group, Inc.	37,663	1,692,199
*	Maine & Maritimes Corp.	1,000	44,350
	MGE Energy, Inc.	31,592	1,070,969
	Middlesex Water Co.	36,004	637,991
	New Jersey Resources Corp.	44,243	1,600,712
#	Nicor, Inc.	31,400	1,440,946

46

	Northwest Natural Gas Co.	27,940	1,361,516
	NorthWestern Corp.	22,508	591,960
	Otter Tail Corp.	34,511	1,370,432
	PNM Resources, Inc.	8,000	94,320
	Portland General Electric Co.	61,428	1,573,785
	RGC Resources, Inc.	5,794	167,447
	SJW Corp.	60,590	1,688,643
	South Jersey Industries, Inc.	33,687	1,201,615
	Southern Union Co.	1	14
	Southwest Gas Corp.	46,500	1,411,275
#	Southwest Water Co.	75,014	886,665
	UIL Holdings Corp.	25,593	834,332
	Unisource Energy Corp.	36,540	1,174,030
	Unitil Corp.	1,500	39,885
	WGL Holdings, Inc.	48,899	1,574,548
	York Water Co.	33,436	471,448
Total Utilities			37,961,126

TOTAL COMMON STOCKS			1,647,821,996

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	577	—
*	Valley National Bancorp Warrants 06/30/15	3	15
* ●	Mossimo, Inc. Contingent Rights	2,300	—
* ●	Tengasco, Inc. Warrants 09/12/08	512	—
TOTAL RIGHTS/WARRANTS			15

TEMPORARY CASH INVESTMENTS — (0.5%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,900,537	10,900,537

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (16.8%)
§ @	DFA Short Term Investment Fund LP	$313,603	313,603,463

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $32,631,181 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 04/01/20 to 06/01/38, valued at $21,463,614) to be repurchased at $20,843,415	20,838	20,838,460

TOTAL SECURITIES LENDING COLLATERAL			334,441,923

TOTAL INVESTMENTS - (100.0%)
(Cost $1,680,189,631) ##			$1,993,164,471

47

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value ††

AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
Amcor, Ltd.	752,112	$3,529,978
APN News & Media, Ltd.	178,333	504,742
Australia & New Zealand Banking Group, Ltd.	530,539	7,470,855
AXA Asia Pacific Holdings, Ltd.	821,200	3,621,456
Bank of Queensland, Ltd.	32,017	432,802
Bendigo Bank, Ltd.	68,678	675,956
BlueScope Steel, Ltd.	459,870	3,615,980
Boral, Ltd.	457,327	2,512,600
Caltex Australia, Ltd.	144,422	1,544,800
Commonwealth Bank of Australia	605,740	21,800,064
CSR, Ltd.	815,827	1,851,314
Downer EDI, Ltd.	253,819	1,605,792
Fairfax Media, Ltd.	1,219,069	2,931,418
Foster’s Group, Ltd.	1,222,942	5,836,895
Insurance Australia Group, Ltd.	777,010	2,626,552
# Macquarie Group, Ltd.	113,708	4,216,471
Metcash, Ltd.	174,813	588,288
National Australia Bank, Ltd.	857,573	17,794,751
Onesteel, Ltd.	746,880	4,363,779
Origin Energy, Ltd.	566,946	7,820,995
Qantas Airways, Ltd.	400,972	1,154,359
Seven Network, Ltd.	21,595	144,499
Suncorp-Metway, Ltd.	394,961	3,834,659
TABCORP Holdings, Ltd.	57,341	418,878
Toll Holdings, Ltd.	550,904	3,261,800
Washington H. Soul Pattinson & Co., Ltd.	47,047	451,728
TOTAL — AUSTRALIA		104,611,411

AUSTRIA — (0.9%)
COMMON STOCKS — (0.9%)
Erste Group Bank AG	82,900	4,954,111
OMV AG	123,370	7,903,889
Voestalpine AG	121,999	6,603,927
TOTAL — AUSTRIA		19,461,927

BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
* Cumerio NV SA-Strip	720	—
Delhaize Group	55,030	3,550,207
# Delhaize Group Sponsored ADR	10,600	679,778

1

UCB SA	99,152	3,877,322
TOTAL COMMON STOCKS		8,107,307

RIGHTS/WARRANTS — (0.0%)
* Umicore	3,600	106
TOTAL — BELGIUM		8,107,413

CANADA — (6.0%)
COMMON STOCKS — (6.0%)
AGF Management, Ltd. Class B	12,073	278,232
Astral Media, Inc. Class A	22,250	696,544
Bank of Montreal	168,565	7,386,824
Barrick Gold Corp.	304,400	10,592,936
BCE, Inc.	190,214	7,206,921
Canadian Pacific Railway, Ltd.	131,403	8,016,845
Canadian Tire Corp. Class A	60,353	3,067,669
Canadian Utilities, Ltd. Class A	13,500	547,985
* CGI Group, Inc.	222,961	2,433,714
Empire Co., Ltd. Class A	19,858	872,832
EnCana Corp.	405	30,442
Fairfax Financial Holdings, Inc.	9,700	2,128,555
George Weston, Ltd.	38,500	1,708,895
Gerdau Ameristeel Corp.	100,289	1,416,778
Goldcorp, Inc.	304,900	10,371,998
Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,503,334
ING Canada, Inc.	21,200	798,644
Jean Coutu Group PJC, Inc. Class A	12,600	100,273
Loblaw Companies, Ltd.	83,187	2,373,078
Magna International, Inc. Class A	76,804	4,410,913
Manitoba Telecom Services, Inc.	13,600	534,112
Manulife Financial Corp.	63,000	2,261,189
Metro, Inc. Class A	54,800	1,522,509
National Bank of Canada	90,500	4,263,336
Onex Corp.	42,400	1,140,064
* OPTI Canada, Inc.	63,800	1,156,668
Petro-Canada	330,700	14,622,683
Power Corp. of Canada, Ltd.	215,199	6,663,913
Quebecor, Inc. Class B	24,000	640,347
* Saskatchewan Wheat Pool, Inc.	152,927	1,764,321
Sherritt International Corp.	150,200	1,350,923
Sun Life Financial, Inc.	488,350	18,833,992
Teck Cominco Class B	9,700	405,248
Telus Corp.	4,900	196,821
# The Thomson Corp.	77,000	2,592,532
TransCanada Corp.	257,673	9,772,548
TOTAL — CANADA		133,664,618

2

DENMARK — (1.2%)
COMMON STOCKS — (1.2%)
A P Moller - Maersk A.S.	855	9,565,514
Carlsberg A.S. Series B	31,787	2,821,797
Dampskibsselsk Torm A.S.	8,600	295,341
Danisco A.S.	54,620	3,667,238
Danske Bank A.S.	276,426	7,778,528
* GN Great Nordic A.S.	102,000	569,793
* Jyske Bank A.S.	29,350	1,643,470
Sydbank A.S.	22,100	720,085
TOTAL — DENMARK		27,061,766

FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
Kesko Oyj	68,400	2,107,081
Outokumpu Oyj Series A	121,900	2,918,985
Pohjola Bank P.L.C.	28,900	466,412
Rautaruukki Oyj Series K	16,100	546,094
Sampo Oyj	113,752	2,861,706
Stora Enso Oyj Series R	584,456	5,855,983
UPM-Kymmene Oyj	522,500	8,927,228
TOTAL — FINLAND		23,683,489

FRANCE — (9.1%)
COMMON STOCKS — (9.1%)
Air France-KLM	157,437	3,787,774
Atos Origin SA	8,888	477,667
AXA SA	948,963	30,278,997
BNP Paribas SA	522,726	46,891,224
Capgemini SA	59,817	3,531,618
Casino Guichard Perrachon SA	32,944	3,228,307
Ciments Francais SA	10,168	1,401,392
CNP Assurances	18,745	2,250,024
Compagnie de Saint-Gobain	216,412	13,221,891
Compagnie Generale des Establissements Michelin Series B	38,368	2,487,013
Credit Agricole SA	536,943	11,383,575
Credit Industriel et Commercial	3,905	715,015
Esso Ste Anonyme Francaise	2,900	582,099
Euler Hermes SA	5,839	467,301
# European Aeronautic Defence & Space Co.	164,356	3,679,350
France Telecom SA	53,400	1,574,498
Lafarge SA	74,824	9,026,627
Lagardere S.C.A.	86,944	4,853,366
Nexans SA	4,485	565,160
Peugeot SA	114,893	5,458,742
PPR SA	57,987	6,743,249
Renault SA	121,842	10,174,203
# Rexel SA	33,227	502,663
Safran SA	113,785	2,022,153
Schneider Electric SA	44,375	4,460,526
SCOR SE (4797364)	4	12
SCOR SE (B1LB9P6)	75,940	1,749,547

3

Societe Generale Paris	57,776	5,573,218
Valeo SA	25,322	902,878
Vivendi SA	653,602	25,250,614
TOTAL — FRANCE		203,240,703

GERMANY — (13.5%)
COMMON STOCKS — (13.5%)
Allianz SE	205,697	34,290,864
AMB Generali Holding AG	11,546	1,949,022
Bayerische Motoren Werke AG	233,480	9,551,748
Bilfinger Berger AG	9,900	694,849
Commerzbank AG	326,218	9,584,116
Daimler AG Sponsored ADR	68,600	4,004,868
Daimler Chrysler AG	585,691	34,140,178
Deutsche Bank AG	296,673	25,195,458
Deutsche Lufthansa AG	141,492	3,038,313
Deutsche Telekom AG	1,440,584	23,726,655
Deutsche Telekom AG Sponsored ADR	419,500	6,909,165
E.ON AG	1,190,538	69,404,967
Fraport AG	23,273	1,496,810
Hannover Rueckversicherung AG	25,951	1,100,807
Heidelberger Zement AG	15,121	1,693,217
Hypo Real Estate Holding AG	9,256	222,827
* Infineon Technologies AG	256,929	2,193,916
Lanxess AG	15,337	588,166
Linde AG	42,499	5,332,656
Munchener Rueckversicherungs-Gesellschaft AG	128,600	19,966,036
Salzgitter AG	3,377	517,120
Suedzucker AG	49,006	830,660
ThyssenKrupp AG	142,023	7,071,141
# TUI AG	82,681	1,643,129
# Volkswagen AG	120,728	36,053,335
TOTAL — GERMANY		301,200,023

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
EFG Eurobank Ergasias S.A.	156,318	3,144,585
Hellenic Petroleum S.A.	133,623	1,678,910
TOTAL — GREECE		4,823,495

HONG KONG — (2.9%)
COMMON STOCKS — (2.9%)
# Cathay Pacific Airways, Ltd.	789,000	1,463,116
Cheung Kong Holdings, Ltd.	974,000	13,844,391
Cheung Kong Infrastructure Holdings, Ltd.	157,000	680,910
Dah Sing Financial Holdings, Ltd.	32,800	200,982
* Galaxy Entertainment Group, Ltd.	250,000	96,515
Great Eagle Holdings, Ltd.	155,395	430,490
Hang Lung Group, Ltd.	560,000	2,385,480
Henderson Land Development Co., Ltd.	551,000	3,321,432

4

Hong Kong and Shanghai Hotels, Ltd.	349,201	497,508
Hopewell Holdings, Ltd.	352,000	1,341,277
Hutchison Whampoa, Ltd.	1,486,000	13,795,198
Hysan Development Co., Ltd.	473,192	1,293,136
Kingboard Chemical Holdings, Ltd.	13,000	58,500
Kowloon Development Co., Ltd.	100,000	154,406
MTR Corp., Ltd.	1,044,570	3,362,978
# New World China Land, Ltd.	185,600	68,170
New World Development Co., Ltd.	1,489,259	2,260,329
Sino Land Co., Ltd.	1,656,484	2,899,585
Sun Hung Kai & Co., Ltd.	35,000	26,450
Sun Hung Kai Properties, Ltd.	657,000	8,958,495
Tsim Sha Tsui Properties, Ltd.	249,333	853,544
Wharf Holdings, Ltd.	866,925	3,133,054
Wheelock and Co., Ltd.	1,073,000	2,544,861
Wheelock Properties, Ltd.	445,000	326,544
TOTAL — HONG KONG		63,997,351

IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
Allied Irish Banks P.L.C.	337,665	4,287,364
Allied Irish Banks P.L.C. Sponsored ADR	800	20,520
Irish Life & Permanent P.L.C.	119,026	1,105,586
TOTAL — IRELAND		5,413,470

ITALY — (1.9%)
COMMON STOCKS — (1.9%)
Banca Monte Dei Paschi di Siena SpA	518,125	1,361,002
Banca Popolare di Milano Scarl	379,940	3,783,978
Banco Popolare Scarl	156,080	2,973,104
Fondiaria - Sai SpA	57,183	1,584,406
Intesa Sanpaolo SpA	1,539,805	8,265,453
Italcementi SpA	94,820	1,327,957
Italmobiliare SpA	10,544	760,244
Pirelli & Co. SpA	1,912,164	1,291,251
Telecom Italia SpA	2,185,120	3,514,465
Telecom Italia SpA Sponsored ADR	190,300	3,071,442
UniCredito Italiano SpA	1,665,264	8,960,218
Unione di Banche Italiane ScpA	229,515	5,130,469
Unipol Gruppo Finanziario SpA	481,660	1,200,863
TOTAL — ITALY		43,224,852

JAPAN — (12.2%)
COMMON STOCKS — (12.2%)
Aioi Insurance Co., Ltd.	342,700	1,687,138
Aisin Seiki Co., Ltd.	51,000	1,342,635
Alps Electric Co., Ltd.	104,600	945,376
Amada Co., Ltd.	234,000	1,417,344
Aoyama Trading Co., Ltd.	25,100	454,346
Asatsu-Dk, Inc.	15,800	410,389

5

	Bridgestone Corp.	363,800	6,120,277
	Canon Marketing Japan, Inc.	39,500	648,269
	Chudenko Corp.	21,400	308,139
	Citizen Holdings Co., Ltd.	144,000	994,426
	Coca-Cola West Japan Co., Ltd.	36,199	837,170
	Comsys Holdings Corp.	46,000	407,397
	Cosmo Oil Co., Ltd.	342,000	998,887
	CSK Holdings Corp.	29,800	470,148
	Dai Nippon Printing Co., Ltd.	429,000	6,056,839
	Dai Nippon Sumitomo Pharma Co., Ltd.	89,000	788,692
	Daicel Chemical Industries, Ltd.	173,000	877,288
	Dainippon Ink & Chemicals, Inc.	361,000	800,052
	Daiwa House Industry Co., Ltd.	318,200	3,126,839
	Dentsu, Inc.	216	434,357
*	Elpida Memory, Inc.	66,900	1,440,526
	Fuji Electric Holdings Co., Ltd.	195,000	459,221
	Fuji Heavy Industries, Ltd.	423,000	2,418,126
	FUJIFILM Holdings Corp.	326,000	8,970,211
	Fujikura, Ltd.	195,000	907,676
	Fukuoka Financial Group, Inc.	416,000	1,463,296
	Futaba Industrial Co., Ltd.	24,000	386,148
	Glory, Ltd.	37,500	800,017
	Gunze, Ltd.	87,000	368,095
	H20 Retailing Corp.	68,000	418,348
	Hakuhodo Dy Holdings, Inc.	13,520	689,081
	Hankyu Hanshin Holdings, Inc.	329,000	1,449,078
	Hino Motors, Ltd.	157,000	764,680
	Hitachi Cable, Ltd.	128,000	461,027
	Hitachi Transport System, Ltd.	24,000	324,884
	Hitachi, Ltd.	2,287,000	16,843,627
	Hitachi, Ltd. Sponsored ADR	21,300	1,560,864
	House Foods Corp.	41,000	667,347
*	Idemitsu Kosan Co., Ltd.	13,000	1,154,496
	INPEX Holdings, Inc.	1	436
	JS Group Corp.	191,440	2,598,852
	Juroku Bank, Ltd.	127,000	526,200
	Kajima Corp.	221,000	680,314
	Kamigumi Co., Ltd.	158,000	1,219,481
	Kandenko Co., Ltd.	69,000	414,884
	Kaneka Corp.	180,000	1,130,488
	Kansai Paint Co., Ltd.	57,000	359,602
	Kinden Corp.	86,000	821,546
	Kissei Pharmaceutical Co., Ltd.	21,000	456,840
	Kokuyo Co., Ltd.	16,000	129,063
	Komori Corp.	27,000	393,963
	Kuraray Co., Ltd.	111,000	1,156,700
	Kyocera Corp.	80,500	6,746,722
	MARUI GROUP CO., Ltd.	109,800	802,399
	Matsushita Electric Industrial Co., Ltd.	548,998	11,284,021
	Matsushita Electric Works, Ltd.	271,000	2,504,893
	Meiji Dairies Corp.	69,000	394,018
	Meiji Seika Kaisha, Ltd.	122,000	574,440

6

	Mitsubishi Heavy Industries, Ltd.	1,280,000	6,113,228
	Mitsubishi Logistics Corp.	69,000	782,528
	Mitsubishi Rayon Co., Ltd.	310,000	836,578
	Mitsui Chemicals, Inc.	456,000	2,250,661
	Mitsui Mining and Smelting Co., Ltd.	347,000	924,577
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	327,900	10,754,828
	Musashino Bank, Ltd.	13,600	396,736
	Nagase & Co., Ltd.	41,000	388,262
	NEC Corp.	1,389,000	6,401,132
	NGK Spark Plug Co., Ltd.	99,000	1,094,028
	Nippon Express Co., Ltd.	574,000	2,683,873
	Nippon Kayaku Co., Ltd.	68,000	432,731
	Nippon Meat Packers, Inc.	102,000	1,656,000
	Nippon Mining Holdings, Inc.	636,500	3,535,497
	Nippon Mitsubishi Oil Corp.	706,800	4,408,246
	Nippon Paper Group, Inc.	512	1,462,205
	Nippon Sheet Glass Co., Ltd.	343,000	1,756,504
	Nippon Shokubai Co., Ltd.	58,000	371,962
	Nippon Television Network Corp.	2,660	264,697
	Nipponkoa Insurance Co., Ltd.	358,000	2,348,812
	Nishi-Nippon Bank, Ltd.	319,000	833,353
	Nissan Motor Co., Ltd.	901,600	6,848,636
	Nissay Dowa General Insurance Co., Ltd.	101,000	526,081
	Nisshin Seifun Group, Inc.	105,200	1,451,518
	Nisshin Steel Co., Ltd.	363,000	969,835
	Nisshinbo Industries, Inc.	80,000	880,812
	NOK Corp.	68,200	977,355
	Obayashi Corp.	384,000	1,776,201
	Oji Paper Co., Ltd.	480,000	2,507,588
	Onward Holdings Co., Ltd.	84,000	912,236
	Pioneer Electronic Corp.	10,400	78,943
	Q.P. Corp.	69,200	655,050
	Rengo Co., Ltd.	157,000	1,133,912
	Resona Holdings, Inc.	167	194,665
	RICOH COMPANY, Ltd.	136,000	2,244,901
	Rohm Co., Ltd.	72,800	4,191,319
	Sanwa Holdings Corp.	48,000	178,710
	Sapporo Hokuyo Holdings, Inc.	131	705,085
	Sega Sammy Holdings, Inc.	30,400	288,342
	Seiko Epson Corp.	68,500	1,976,199
	Seino Holdings Co., Ltd.	65,000	380,057
	Sekisui Chemical Co., Ltd.	257,000	1,591,731
	Sekisui House, Ltd.	307,000	2,901,429
	Shiga Bank, Ltd.	93,000	610,971
	Shimachu Co., Ltd.	19,100	459,277
	Shimizu Corp.	359,000	1,514,458
	Shinko Securities Co., Ltd.	282,000	819,411
	Shizuoka Bank, Ltd.	307,000	3,075,960
	Showa Shell Sekiyu K.K.	46,600	526,817
	Sojitz Corp.	732,700	2,090,587
	Sompo Japan Insurance, Inc.	452,840	4,083,033
	Sumitomo Bakelite Co., Ltd.	125,000	644,880

7

Sumitomo Corp.	530,900	6,614,374
Sumitomo Electric Industries, Ltd.	539,600	6,192,214
Sumitomo Forestry Co., Ltd.	50,000	357,144
Sumitomo Mitsui Financial Group, Inc.	1	4,843
Sumitomo Rubber Industries, Ltd.	72,500	578,385
Sumitomo Trust & Banking Co., Ltd.	341,000	2,035,512
Suzuken Co., Ltd.	28,100	1,009,439
Taiheiyo Cement Corp.	514,000	842,941
Taisei Corp.	546,000	1,242,907
Taisho Pharmaceutical Co., Ltd.	66,000	1,399,957
Taiyo Yuden Co., Ltd.	27,000	297,570
Takashimaya Co., Ltd.	181,000	1,547,310
Teijin, Ltd.	567,000	1,816,797
The 77 Bank, Ltd.	160,000	913,126
The Awa Bank, Ltd.	64,000	338,484
The Bank of Kyoto, Ltd.	154,000	1,606,138
The Bank of Nagoya, Ltd.	64,000	348,391
The Chiba Bank, Ltd.	316,000	1,731,644
The Chugoku Bank, Ltd.	77,400	1,012,001
The Daishi Bank, Ltd.	155,000	617,413
The Fuji Fire & Marine Insurance Co., Ltd.	128,000	348,157
The Gunma Bank, Ltd.	184,000	1,035,742
The Hachijuni Bank, Ltd.	215,000	1,246,843
The Higo Bank, Ltd.	91,000	525,563
The Hiroshima Bank, Ltd.	231,000	864,980
The Hokkoku Bank, Ltd.	108,000	396,137
The Hyakugo Bank, Ltd.	105,000	591,729
The Hyakujishi Bank, Ltd.	120,000	633,712
The Iyo Bank, Ltd.	115,000	1,220,337
The Joyo Bank, Ltd.	351,000	1,616,035
The Kagoshima Bank, Ltd.	62,000	410,366
The Keiyo Bank, Ltd.	108,000	504,621
The Nanto Bank, Ltd.	81,000	436,957
The Ogaki Kyoritsu Bank, Ltd.	68,000	349,095
The San-in Godo Bank, Ltd.	53,000	409,971
Toda Corp.	120,000	431,847
Tokai Tokyo Securities Co., Ltd.	81,000	287,138
Tokio Marine Holdings, Inc.	374,240	12,693,185
Tokyo Steel Manufacturing Co., Ltd.	67,000	707,404
Tokyo Tatemono Co., Ltd.	83,000	398,516
Toppan Printing Co., Ltd.	378,000	3,406,969
Toshiba TEC Corp.	60,000	301,430
Toyo Seikan Kaisha, Ltd.	116,900	2,118,652
Toyobo Co., Ltd.	40,000	66,601
Toyota Auto Body Co., Ltd.	32,000	560,777
TV Asahi Corp.	54	77,100
UNY Co., Ltd.	104,000	1,146,495
Wacoal Corp.	54,000	635,015
Yamaguchi Financial Group, Inc.	98,000	1,125,012
Yamaha Corp.	101,600	1,783,743
Yamaha Motor Co., Ltd.	144,400	2,224,507
Yamanashi Chuo Bank, Ltd.	55,000	291,003

8

Yamazaki Baking Co., Ltd.	99,000	1,167,983
Yokogawa Electric Corp.	138,500	1,006,366
Yokohama Rubber Co., Ltd.	127,000	664,455
TOTAL — JAPAN		271,951,088

NETHERLANDS — (6.4%)
COMMON STOCKS — (6.4%)
Aegon NV	1,006,167	11,852,665
ArcelorMittal	546,681	42,883,831
Heineken Holding NV	9,860	437,337
ING Groep NV	1,067,775	33,265,829
ING Groep NV Sponsored ADR	111,900	3,485,685
Koninklijke Ahold NV	273,884	3,424,313
Koninklijke DSM NV	125,320	7,212,751
Koninklijke Philips Electronics NV	1,048,711	34,072,757
Randstad Holdings NV	1	12
SNS Reaal	76,937	1,278,478
STMicroelectronics NV	335,115	4,377,138
TOTAL — NETHERLANDS		142,290,796

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Auckland International Airport, Ltd.	168,196	249,082
Contact Energy, Ltd.	164,010	957,533
Fletcher Building, Ltd.	137,581	716,598
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	5,000	55,800
TOTAL — NEW ZEALAND		1,979,013

NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
DNB Nor ASA Series A	640,000	7,419,879
* Marine Harvest	1,738,000	1,210,534
Norsk Hydro ASA	319,200	3,401,584
Orkla ASA	812,300	10,420,558
Storebrand ASA	255,400	1,985,137
Wilh. Wilhelmsen ASA	7,150	223,637
TOTAL — NORWAY		24,661,329

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Banco BPI SA	170,417	572,678
Banco Comercial Portugues SA	114,799	198,337
Banco Espirito Santo SA	142,013	1,834,985
TOTAL — PORTUGAL		2,606,000

SINGAPORE — (1.7%)
COMMON STOCKS — (1.7%)
DBS Group Holdings, Ltd.	964,600	12,196,878

9

Fraser & Neave, Ltd.	773,550	2,372,156
Jardine Cycle & Carriage, Ltd.	47,050	586,803
# Neptune Orient Lines, Ltd.	283,000	445,994
Overseas Chinese Banking Corp., Ltd.	1,237,200	7,010,961
Singapore Airlines, Ltd.	582,400	6,228,322
Singapore Land, Ltd.	123,000	475,577
United Industrial Corp., Ltd.	335,000	568,285
United Overseas Bank, Ltd.	532,400	7,086,392
UOL Group, Ltd.	335,600	678,509
Venture Corp., Ltd.	81,000	568,910
TOTAL — SINGAPORE		38,218,787

SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
Abertis Infraestructuras SA	88,000	1,817,658
Acciona SA	22,208	4,416,157
# Acerinox SA	138,400	2,615,749
Banco Bilbao Vizcaya SA	200,370	3,381,011
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	131,000	2,204,730
Banco de Sabadell SA	662,647	5,159,381
Banco Espanol de Credito SA	51,687	706,340
# Banco Pastor SA	49,502	479,337
Banco Popular Espanol SA	285,706	3,019,189
Banco Santander Central Hispano SA	3,419,617	58,131,384
Banco Santander SA Sponsored ADR	235,200	3,993,696
Fomento de Construcciones y Contratas SA	32,393	1,622,628
Grupo Catalana Occidente SA	28,791	820,599
# Grupo Ferrovial SA	42,747	2,135,886
Iberia Lineas Aereas de Espana SA	459,257	1,361,550
Mapfre SA	493,525	2,360,206
Repsol YPF SA	567,226	17,544,580
Repsol YPF SA Sponsored ADR	251,300	7,752,605
Sacyr Vallehermoso SA	51,158	925,311
TOTAL — SPAIN		120,447,997

SWEDEN — (2.6%)
COMMON STOCKS — (2.6%)
# Electrolux AB Series B	96,600	1,239,409
Holmen AB Series B	42,700	1,362,187
Nordea Bank AB	1,387,996	18,436,928
Skandinaviska Enskilda Banken AB Series A	197,530	3,532,192
SSAB Svenskt Stal AB Series A	102,500	2,498,974
SSAB Svenskt Stal AB Series B	37,800	819,413
Svenska Cellulosa AB Series B	496,100	5,635,837
Svenska Handelsbanken AB Series A	205,230	4,938,164
Swedbank AB Series A	136,900	2,405,722
Tele2 AB Series B	142,500	2,191,813
TeliaSonera AB	1,147,500	7,996,864
Volvo AB Series A	216,500	2,363,542
Volvo AB Series B	488,500	5,536,895
TOTAL — SWEDEN		58,957,940

10

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
	Adecco SA	120,390	5,648,933
	Baloise-Holding AG	24,988	2,137,802
	Banque Cantonale Vaudoise	4,955	1,499,771
	Compagnie Financiere Richemont AG Series A	393,600	22,901,574
	Credit Suisse Group	616,112	28,576,943
	Ems-Chemie Holding AG	5,277	648,816
	Givaudan SA	7,583	6,310,098
	Helvetia Holding AG	4,457	1,381,360
	Holcim, Ltd.	179,587	12,912,468
	Julius Baer Holdings, Ltd. AG	5,898	358,925
	Luzerner Kantonalbank AG	425	99,645
	PSP Swiss Property AG	30,000	1,816,953
	Sika AG	1,348	1,709,690
	St. Galler Kantonalbank	3,492	1,486,969
	Sulzer AG	3,010	369,838
	Swatch Group AG	11,500	2,702,849
	Swiss Life Holding AG	32,350	5,885,261
	Swiss Re	230,487	14,176,900
*	UBS AG ADR	84,058	1,840,030
	Valiant Holding AG	9,300	1,656,060
	Zurich Financial SVCS AG	87,564	22,860,011
TOTAL — SWITZERLAND			136,980,896

UNITED KINGDOM — (17.7%)
COMMON STOCKS — (17.7%)
	Alliance & Leicester P.L.C.	79,000	468,490
	Arriva P.L.C.	107,620	1,552,517
	Associated British Foods P.L.C.	412,413	6,050,366
	Aviva P.L.C.	1,865,012	17,409,110
	BAE Systems P.L.C.	1,413,859	12,339,637
#	Barclays P.L.C. Sponsored ADR	242,350	6,228,395
	BP P.L.C. Sponsored ADR	98,400	5,670,792
	British Airways P.L.C.	864,002	3,929,275
	Cable and Wireless P.L.C.	844,540	2,722,748
*	Cadbury P.L.C. Sponsored ADR	154,400	7,120,928
	Carnival P.L.C.	106,313	3,644,685
#	Carnival P.L.C. ADR	161,000	5,585,090
*	easyJet P.L.C.	205,323	1,225,500
	Friends Provident P.L.C.	912,000	1,636,152
	GKN P.L.C.	675,414	3,012,537
	HBOS P.L.C.	186,963	1,070,171
	HSBC Holdings P.L.C.	547,509	8,614,925
#	HSBC Holdings P.L.C. Sponsored ADR	538,550	42,389,271
	International Power P.L.C.	852,250	6,117,778
	Investec P.L.C.	223,068	1,630,862
	ITV P.L.C.	3,774,577	3,069,913

11

	Kingfisher P.L.C.	2,866,000	6,922,841
	Legal and General Group P.L.C.	3,937,049	7,182,965
#	Lloyds TSB Group P.L.C. Sponsored ADR	125,200	2,784,448
	Meggitt P.L.C.	321,692	1,344,942
	Millennium and Copthorne Hotels P.L.C.	146,148	822,300
	Mondi P.L.C.	409,863	2,433,298
	Pearson P.L.C.	506,432	6,255,076
	Pearson P.L.C. Sponsored ADR	474,900	5,888,760
	Rexam P.L.C.	779,982	5,756,566
*	Rolls-Royce Group P.L.C.	1,187,074	8,567,547
	Royal Dutch Shell P.L.C. ADR	464,048	31,921,862
	Royal Dutch Shell P.L.C. Series B	215,910	7,424,412
	RSA Insurance Group P.L.C.	2,295,700	6,285,008
	SABmiller P.L.C.	324,677	6,974,089
	Sainsbury (J.) P.L.C.	2,160,157	13,662,929
	Schroders P.L.C.	117,000	2,157,494
	Schroders P.L.C. Non-Voting	44,950	736,568
	Thomas Cook Group P.L.C.	551,907	2,298,254
	Vodafone Group P.L.C.	29,270,926	74,803,286
	Vodafone Group P.L.C. Sponsored ADR	971,000	24,809,050
	Whitbread P.L.C.	213,192	4,374,157
	William Morrison Supermarkets P.L.C.	3,029,886	15,554,731
	WPP Group P.L.C.	358,029	3,484,856
	Xstrata P.L.C.	182,213	10,158,975
	TOTAL — UNITED KINGDOM		394,093,556

		Face
		Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $21,525,000 FNMA 3.50%, 03/25/33, valued at $3,423,005) to be repurchased at $3,372,727	$3,372	3,372,000

	SECURITIES LENDING COLLATERAL — (4.2%)
§ @	DFA Short Term Investment Fund LP	89,191	89,191,222

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $6,901,573 FNMA 5.000%, 06/01/38, valued at $5,357,018) to be repurchased at $5,253,227	5,252	5,251,978
	TOTAL SECURITIES LENDING COLLATERAL		94,443,200

	TOTAL INVESTMENTS - (100.0%)
	(Cost $1,952,416,879)##		$2,228,493,120

12

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULES OF INVESTMENTS

TAX-MANAGED U.S. EQUITY PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Equity Series
of The DFA Investment Trust Company	$1,800,632,501
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,572,589,387)##	$1,800,632,501

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	7,564,340	$131,846,446
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $66,757,748)##		$131,846,446

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.9%)
	1st Source Corp.	7,680	$166,886
	21st Century Holding Co.	2,500	16,775
*	3Com Corp.	150,900	319,908
*	4Kids Entertainment, Inc.	3,800	34,504
*	99 Cents Only Stores	11,600	99,296
	A. Schulman, Inc.	8,700	210,714
*	A. T. Cross Co. Class A	1,675	11,959
*	A.C. Moore Arts & Crafts, Inc.	4,100	30,914
	A.M. Castle & Co.	1,800	36,144
	A.O. Smith Corp.	5,710	235,081
	Abington Bancorp, Inc.	8,624	85,291
*	AbitibiBowater Canada, Inc.	8,528	56,114
*	Accelrys, Inc.	3,539	18,155
*	Acco Brands Corp.	2,100	17,829
*	Accuride Corp.	9,400	13,724
	Aceto Corp.	7,800	66,612
*	Acme Communications, Inc.	5,900	6,726
*	Acorn Factor, Inc.	1,500	6,675
*	Actel Corp.	8,900	122,642
*	Active Power, Inc.	10,070	7,653
*	ActivIdentity Corp.	16,421	44,008
	Acxiom Corp.	7,600	109,820
*	Adaptec, Inc.	44,846	169,966
*	Adolor Corp.	5,884	19,182
*	Advanced Energy Industries, Inc.	1,700	27,421
	Advanta Corp. Class A	2,600	16,952
	Advanta Corp. Class B	6,200	47,306
*	Aehr Test Systems	120	524
*	Aetrium, Inc.	1,800	6,750
	Affirmative Insurance Holdings, Inc.	5,200	31,356
	Agilysys, Inc.	10,400	135,304
	Ah Belo Corp.	7,760	37,636
	Alamo Group, Inc.	3,675	76,918
*	Alaska Air Group, Inc.	13,600	285,736
	Albany International Corp. Class A	800	24,536
*	Albany Molecular Research, Inc.	12,600	219,618
	Aldila, Inc.	1,900	7,163
	Alexander & Baldwin, Inc.	1,600	71,568
	Alliance Semiconductor Corp.	4,600	4,462
*	Allied Defense Group, Inc.	2,800	20,020
*	Allied Healthcare International, Inc.	16,200	36,774
*	Allied Healthcare Products, Inc.	1,700	10,752

1

*	Allied Motion Technologies, Inc.	400	2,084
*	Allion Healthcare, Inc.	6,200	42,842
*	Allis-Chalmers Energy, Inc.	7,800	112,788
*	Alloy, Inc.	5,291	37,989
	Alpharma, Inc. Class A	13,700	489,090
*	Alphatec Holdings, Inc.	1,069	5,121
*	Altus Pharmaceuticals, Inc.	100	159
*	AmComp, Inc.	3,787	45,444
	Amcore Financial, Inc.	7,872	69,198
*	Amerco, Inc.	6,865	286,133
	American Axle & Manufacturing Holdings, Inc.	20,300	98,658
	American Bancorp of New Jersey, Inc.	4,800	50,736
*	American Dental Partners, Inc.	250	3,125
	American Equity Investment Life Holding Co.	20,500	188,395
	American Financial Group, Inc.	1,600	45,648
	American Greetings Corp. Class A	19,000	305,520
#	American Italian Pasta Co.	5,500	72,050
*	American Oil & Gas, Inc.	4,000	11,480
*	American Pacific Corp.	700	12,054
	American Physicians Capital, Inc.	3,400	143,820
	American Physicians Services Group, Inc.	500	11,040
*	American Shared Hospital Services	400	1,120
	American Software, Inc. Class A	3,189	18,943
	American West Bancorporation	5,500	9,460
* #	America’s Car-Mart, Inc.	4,500	85,095
* #	AmeriCredit Corp.	22,900	242,282
	Ameris Bancorp	4,300	51,686
*	Amerisafe, Inc.	1,500	27,735
*	AmeriServe Financial, Inc.	8,400	23,772
*	AMICAS, Inc.	16,950	49,663
*	Amsurg Corp.	1,300	35,243
*	Anadys Pharmaceuticals, Inc.	600	1,584
*	Analysts International Corp.	5,600	6,944
*	Anaren, Inc.	6,200	65,844
	Anchor Bancorp Wisconsin, Inc.	7,600	58,368
*	AngioDynamics, Inc.	8,191	134,578
	Apogee Enterprises, Inc.	1,100	22,000
*	APP Pharmaceuticals, Inc.	2,818	66,702
*	Appalachian Bancshares, Inc.	662	4,270
	Applied Industrial Technologies, Inc.	12,825	373,336
*	Applied Micro Circuits Corp.	25,113	199,899
	Applied Signal Technologies, Inc.	4,600	76,130
	Arbinet-thexchange, Inc.	9,000	35,010
	Arch Chemicals, Inc.	800	29,360
	Arctic Cat, Inc.	4,500	46,485
*	Argo Group International Holdings, Ltd.	5,102	191,784
*	Argon ST, Inc.	3,100	77,407
#	Arkansas Best Corp.	9,500	328,890
*	Arotech Corp.	4,100	5,986
*	Arrhythmia Research Technology, Inc.	291	1,500
* #	Arris Group, Inc.	8,000	75,680
	Arrow Financial Corp.	1,185	29,246

2

#	ArvinMeritor, Inc.	27,500	412,775
	Asbury Automotive Group, Inc.	13,770	167,168
	Ashland, Inc.	600	24,558
*	Ashworth, Inc.	4,000	11,760
*	Aspen Technology, Inc.	5,900	84,960
#	Asset Acceptance Capital Corp.	8,800	95,392
*	Assisted Living Concepts, Inc.	2,200	15,576
*	Astea International, Inc.	40	121
	Astro-Med, Inc.	1,475	13,806
*	Atlantic American Corp.	1,900	2,840
*	Atlantis Plastics, Inc.	579	52
*	ATMI, Inc.	100	2,439
*	ATS Medical, Inc.	10,600	31,376
*	Audiovox Corp. Class A	5,000	48,800
*	Authentidate Holding Corp.	8,900	5,162
*	Autobytel, Inc.	15,600	18,252
*	AutoImmune, Inc.	100	160
*	Avalon Holding Corp. Class A	262	1,127
* #	Avanex Corp.	360	2,250
* #	Avatar Holdings, Inc.	3,200	101,728
*	Avid Technology, Inc.	10,700	248,668
*	Avis Budget Group, Inc.	19,500	148,590
*	Aviza Technology, Inc.	4,380	2,628
*	Avnet, Inc.	1,900	55,765
*	Avocent Corp.	13,077	306,917
*	Aware, Inc.	1,426	4,506
*	Axcelis Technologies, Inc.	36,600	173,118
*	AXT, Inc.	7,406	26,736
*	B of I Holding, Inc.	3,182	20,015
	Baldor Electric Co.	9,100	324,324
	Baldwin & Lyons, Inc. Class B	3,050	65,026
*	Baldwin Technology Co., Inc. Class A	3,076	9,720
*	Ballantyne of Omaha, Inc.	4,600	19,826
*	Bancinsurance Corp.	625	3,359
	BancorpSouth, Inc.	3,300	75,966
#	BancTrust Financial Group, Inc.	4,257	35,929
	Bank Mutual Corp.	3,800	45,790
*	Bank of Florida Corp.	4,593	36,468
	Bank of Granite Corp.	5,200	39,832
	BankAtlantic Bancorp, Inc. Class A	14,012	26,062
	BankFinancial Corp.	8,400	125,328
#	BankUnited Financial Corp. Class A	12,300	14,637
	Banner Corp.	6,125	64,741
#	Barnes & Noble, Inc.	3,300	81,609
	Barnes Group, Inc.	2,200	53,064
	Barrett Business Services, Inc.	2,000	29,000
*	Basic Energy Services, Inc.	9,700	283,531
	Bassett Furniture Industries, Inc.	4,200	43,176
*	Beacon Roofing Supply, Inc.	2,500	40,700
*	BearingPoint, Inc.	72,600	82,764
	Beasley Broadcast Group, Inc.	2,750	8,360
	Beazer Homes USA, Inc.	400	2,784

3

	Bebe Stores, Inc.	400	3,880
	Bel Fuse, Inc. Class B	1,283	35,719
*	Bell Industries, Inc.	1,860	279
*	Bell Microproducts, Inc.	9,750	21,450
	Belo Corp. Class A	38,800	284,404
*	Benchmark Electronics, Inc.	27,623	455,503
	Benjamin Franklin Bancorp, Inc.	3,100	37,355
	Berkshire Hills Bancorp, Inc.	3,700	98,420
	Beverly Hills Bancorp, Inc.	7,108	9,738
*	BFC Financial Corp.	1,525	1,098
*	BGC Partners, Inc. Class A	100	659
* ●	Big 4 Ranch, Inc.	300	—
*	BioScrip, Inc.	14,160	56,923
*	Birks & Mayors, Inc.	295	708
	Black Box Corp.	6,700	240,128
#	Blockbuster, Inc. Class A	29,419	70,606
*	Blockbuster, Inc. Class B	22,500	41,625
*	Bluegreen Corp.	10,480	119,891
	BlueLinx Holdings, Inc.	5,200	37,492
*	BNCCORP, Inc.	300	3,015
*	BNS Holding, Inc.	240	3,346
	Bob Evans Farms, Inc.	13,400	376,138
	Bogen Communications International, Inc.	1,000	4,875
	Bon-Ton Stores, Inc.	100	400
*	Bookham, Inc.	12,660	21,395
	Books-A-Million, Inc.	1,370	9,247
#	Borders Group, Inc.	2,400	16,800
*	Borland Software Corp.	27,600	51,336
#	Boston Private Financial Holdings, Inc.	13,300	118,902
	Bowne & Co., Inc.	300	3,630
*	Breeze-Eastern Corp.	215	2,283
#	Briggs & Stratton Corp.	18,800	282,000
*	Brigham Exploration Co.	16,400	222,548
* #	Bristow Group, Inc.	3,500	142,695
*	Bronco Drilling Co., Inc.	9,900	156,915
#	Brookfield Homes Corp.	7,000	89,810
	Brookline Bancorp, Inc.	22,100	227,188
*	Brooks Automation, Inc.	27,300	262,353
	Brown Shoe Company, Inc.	7,600	115,520
	Brunswick Corp.	16,021	220,930
*	Buca, Inc.	7,352	3,236
*	Buckeye Technologies, Inc.	14,923	137,441
* #	Builders FirstSource, Inc.	7,200	36,504
	Building Materials Holding Corp.	7,700	9,317
*	Butler International, Inc.	1,000	420
*	BWAY Holding Co.	200	2,540
* #	Cabela’s, Inc.	13,500	165,375
	Cabot Corp.	2,600	71,942
*	Cache, Inc.	2,000	23,420
* #	CACI International, Inc. Class A	1,200	60,780
	Cadence Financial Corp.	4,023	36,971
*	CalAmp Corp.	8,879	17,758

4

*	California Coastal Communities, Inc.	2,900	7,656
	California First National Bancorp	1,000	11,510
*	California Micro Devices Corp.	8,400	27,216
*	Caliper Life Sciences, Inc.	13,208	39,492
	Callaway Golf Co.	2,700	36,666
*	Callon Petroleum Co.	6,538	129,910
*	CallWave, Inc.	8,052	18,761
	Cambrex Corp.	1,200	7,788
*	Cano Petroleum, Inc.	2,000	6,340
*	Cantel Medical Corp.	6,149	58,969
#	Capital Corp. of the West	3,200	10,176
*	Capital Senior Living Corp.	6,400	50,368
#	Capitol Bancorp, Ltd.	4,500	69,165
*	Captaris, Inc.	7,946	31,784
*	Caraustar Industries, Inc.	7,400	14,652
*	Cardiac Science Corp.	8,630	88,457
	Cardinal Financial Corp.	8,700	73,863
*	Cardiotech International, Inc.	842	413
* #	Caribou Coffee Co.	2,694	8,432
	Carmike Cinemas, Inc.	4,500	23,715
*	Carriage Services, Inc.	6,800	29,580
	Cascade Financial Corp.	2,600	23,868
*	Cascade Microtech, Inc.	4,035	23,928
	Casey’s General Stores, Inc.	500	14,500
	Cash America International, Inc.	1,200	49,668
*	Casual Male Retail Group, Inc.	200	764
*	Catalina Lighting, Inc.	120	150
*	Catalyst Semiconductor, Inc.	6,200	41,974
*	Catalytica Energy Systems, Inc.	286	781
*	Catapult Communications Corp.	4,950	37,570
#	Cathay General Bancorp	17,600	340,736
	Cato Corp. Class A	300	5,283
*	Cavalier Homes, Inc.	7,000	16,450
*	Cavco Industries, Inc.	2,000	70,020
*	CBIZ, Inc.	1,200	10,200
	CDI Corp.	1,316	33,032
*	Celera Corp.	3,200	44,800
	Center Financial Corp.	4,900	66,003
*	Centillium Communications, Inc.	2,400	1,776
*	Central Garden & Pet Co.	8,400	47,124
*	Central Garden & Pet Co. Class A	13,800	73,140
*	Central Jersey Bancorp	2,678	20,862
	Central Pacific Financial Corp.	11,700	139,230
	CenturyTel, Inc.	1,100	42,493
*	CEVA, Inc.	7,082	67,279
	CFS Bancorp, Inc.	3,600	34,344
*	Champion Enterprises, Inc.	1,600	7,824
	Champion Industries, Inc.	1,800	8,424
*	Channell Commercial Corp.	100	38
*	Charming Shoppes, Inc.	20,312	109,685
* #	Charter Communications, Inc.	35,057	36,810
*	Checkpoint Systems, Inc.	1,600	34,064

5

*	Cheesecake Factory, Inc.	7,400	113,738
	Chemical Financial Corp.	9,080	261,776
	Chemtura Corp.	28,100	185,179
	Chesapeake Corp.	5,500	6,930
* #	Chicos FAS, Inc.	800	4,592
#	Chiquita Brands International, Inc.	14,800	217,264
*	Chromcraft Revington, Inc.	100	290
	Churchill Downs, Inc.	3,200	142,144
*	Ciber, Inc.	18,600	145,638
*	Cincinnati Bell, Inc.	15,500	60,450
	Cinemark Holdings, Inc.	600	8,814
*	Ciprico, Inc.	1,000	41
	CIRCOR International, Inc.	5,005	301,601
*	Cirrus Logic, Inc.	2,600	16,146
#	Citadel Broadcasting Co.	39,500	39,500
	Citizens Community Bancorp, Inc.	2,754	21,867
	Citizens First Bancorp, Inc.	2,700	11,772
#	Citizens Republic Bancorp, Inc.	22,724	83,397
* #	Citizens, Inc.	3,909	27,832
*	Clarus Corp.	4,500	24,525
*	Clearfield, Inc.	800	1,040
*	CMGI, Inc.	16,700	196,893
*	CNA Surety Corp.	15,930	255,995
	Coachmen Industries, Inc.	4,100	7,421
	Coast Distribution System, Inc.	800	2,560
	Cobra Electronics Corp.	1,000	2,910
* #	Coeur d’Alene Mines Corp.	4,900	8,771
	Cognex Corp.	100	2,023
*	Coherent, Inc.	10,797	387,288
	Cohu, Inc.	7,800	130,260
* #	Coldwater Creek, Inc.	6,400	46,592
*	Collective Brands, Inc.	5,000	72,600
	Collectors Universe, Inc.	2,700	21,060
	Columbia Banking System, Inc.	4,900	68,600
#	Columbia Sportswear Co.	1,400	56,546
*	Combinatorx, Inc.	1,345	4,250
*	Comforce Corp.	1,240	2,517
	Comfort Systems USA, Inc.	1,600	24,384
# ●	Commerce One, Inc.	4,310	—
*	Commercial Vehicle Group, Inc.	7,600	77,824
	Communications Systems, Inc.	1,500	15,975
* #	Community Bancorp	800	4,208
	Community Bank System, Inc.	10,100	228,260
	Community Trust Bancorp, Inc.	3,600	120,744
	Compass Diversified Holdings	6,500	83,460
*	Competitive Technologies, Inc.	2,300	5,750
*	Complete Production Services, Inc.	13,000	384,150
* #	CompuCredit Corp.	9,303	48,283
*	Computer Task Group, Inc.	6,200	43,028
	CompX International, Inc.	200	1,460
* #	Comstock Homebuilding Companies, Inc.	850	112
*	Comstock Resources, Inc.	300	19,482

6

*	Concord Camera Corp.	2,105	6,210
*	Conexant Systems, Inc.	33	194
*	Congoleum Corp. Class A	136	1
*	Conmed Corp.	9,700	310,012
	Connecticut Water Services, Inc.	400	10,684
* #	Conn’s, Inc.	3,000	57,360
*	Consumer Portfolio Services, Inc.	7,579	16,295
#	Cooper Companies, Inc.	13,500	497,205
	Cooper Tire & Rubber Co.	22,700	217,012
*	Core Molding Technologies, Inc.	1,192	8,582
*	Core-Mark Holding Co., Inc.	3,882	114,519
*	Cornell Companies, Inc.	3,652	99,079
*	Corrpro Companies, Inc.	275	360
#	Corus Bankshares, Inc.	19,682	78,138
* #	Cost Plus, Inc.	5,400	6,858
*	Covenant Transport Group Class A	3,300	14,487
*	Cowen Group, Inc.	5,600	51,408
*	Cox Radio, Inc.	13,400	149,410
*	CPI Aerostructures, Inc.	1,500	12,075
*	Craft Brewers Alliance, Inc.	3,112	10,861
*	Credence Systems Corp.	35,400	40,002
*	Crescent Financial Corp.	3,419	21,984
*	Cross Country Healthcare, Inc.	10,928	171,242
*	CSP, Inc.	66	401
	CSS Industries, Inc.	4,100	109,265
	CTS Corp.	9,000	119,160
	Cubic Corp.	200	5,538
*	Culp, Inc.	4,464	32,944
*	Cumulus Media, Inc. Class A	15,500	72,695
*	CuraGen Corp.	11,561	11,099
*	Curis, Inc.	2,700	4,698
*	Cutera, Inc.	400	4,468
	CVB Financial Corp.	3,300	35,475
*	Cyberoptics Corp.	3,400	30,736
*	Cybersource Corp.	2,488	42,744
*	Cybex International, Inc.	1,900	6,384
*	Cymer, Inc.	100	2,994
*	Cytokinetics, Inc.	200	1,040
*	CytRx Corp.	75	45
	D&E Communications, Inc.	5,508	51,500
*	Data I/O Corp.	1,500	9,915
	Dataram Corp.	3,283	7,912
*	DDi Corp.	4,900	27,832
*	Dearborn Bancorp, Inc.	1,979	9,103
*	DEI Holdings, Inc.	842	1,204
	Del Monte Foods Co.	31,571	268,985
*	dELiA*s, Inc.	4,300	10,707
	Delphi Financial Group, Inc. Class A	15,896	426,490
*	Delta Apparel, Inc.	1,040	7,228
#	Delta Financial Corp.	8,000	120
*	Design Within Reach, Inc.	1,100	4,543
*	Devcon International Corp.	400	280

7

*	Diedrich Coffee, Inc.	2,094	3,926
*	Digi International, Inc.	9,200	108,652
*	Digirad Corp.	6,600	10,428
*	Digital Angel Corp.	7,840	4,006
#	Dillards, Inc. Class A	15,300	195,381
	Dime Community Bancshares	8,200	134,644
#	Dineequity, Inc.	1,100	21,846
*	Ditech Networks, Inc.	11,500	17,825
*	Dixie Group, Inc.	3,900	29,835
* ●	DMRC Corp.	1,857	21,645
*	Dollar Thrifty Automotive Group, Inc.	8,100	37,665
	Donegal Group, Inc. Class A	7,473	134,365
	Donegal Group, Inc. Class B	592	11,242
*	Dorman Products, Inc.	2,900	37,091
*	Dot Hill Systems Corp.	17,300	37,714
	Dover Motorsports, Inc.	3,360	16,766
*	drugstore.com, Inc.	100	238
*	DSP Group, Inc.	9,700	75,175
*	Duckwall-ALCO Stores, Inc.	1,100	14,575
	Ducommun, Inc.	3,900	103,233
*	Dynamics Research Corp.	3,642	32,669
* #	E*TRADE Financial Corp.	17,600	56,320
	Eastern Co.	150	2,198
	Eastern Insurance Holdings, Inc.	3,764	57,363
*	Easylink Services International Corp.	400	1,508
	Ecology & Environment, Inc. Class A	210	2,226
*	EDCI Holdings, Inc.	1,611	6,703
*	Edge Petroleum Corp.	10,800	49,248
*	Edgewater Technology, Inc.	4,067	20,132
*	EFJohnson Technologies, Inc.	8,900	16,020
	Electro Rent Corp.	9,900	134,838
*	Electro Scientific Industries, Inc.	10,500	150,045
*	Electroglas, Inc.	4,512	6,723
*	Electronics for Imaging, Inc.	4,200	69,678
	EMC Insurance Group, Inc.	4,700	114,210
*	Emergent Biosolutions, Inc.	1,000	13,860
*	Emerson Radio Corp.	9,800	10,780
*	Emisphere Technologies, Inc.	200	730
	Emmis Communications Corp. Class A	11,700	25,623
*	EMS Technologies, Inc.	3,900	91,611
*	Encore Acquisition Co.	1,000	51,560
*	Encore Bancshares, Inc.	300	4,971
*	Encore Capital Group, Inc.	8,700	110,490
#	Encore Wire Corp.	6,400	122,048
*	Endeavour International Corp.	400	688
*	Endologix, Inc.	100	272
*	Endwave Corp.	3,700	22,200
*	EnerSys	15,860	445,983
	Ennis, Inc.	8,935	147,517
*	EnPro Industries, Inc.	3,807	160,465
*	Entegris, Inc.	48,700	299,992
	Entercom Communications Corp.	11,400	69,654

8

*	Entorian Technologies, Inc.	7,400	5,402
*	Entravision Communications Corp.	23,500	75,200
*	Epicept Corp.	407	256
*	EPIQ Systems, Inc.	9,100	102,739
*	ePlus, Inc.	2,500	33,875
	Epoch Holding Corp.	800	9,272
* ●	ePresence, Inc. Escrow Shares	2,300	—
* #	Escala Group, Inc.	8,400	23,016
	ESSA Bancorp, Inc.	1,900	25,422
*	Esterline Technologies Corp.	9,859	556,935
	Ethan Allen Interiors, Inc.	100	2,714
*	etrials Worldwide, Inc.	1,811	2,717
*	Evans & Sutherland Computer Corp.	900	1,035
*	Evotec AG Sponsored ADR	5,636	22,826
*	Exar Corp.	11,468	88,762
*	ExpressJet Holdings, Inc.	17,500	3,500
*	Exterran Holdings, Inc.	6,109	279,242
	F.N.B. Corp.	8,961	104,754
	Fair Isaac Corp.	458	10,580
*	Fairchild Semiconductor Corp. Class A	5,000	62,700
	Farmer Brothers Co.	5,500	143,330
#	Farmers Capital Bank Corp.	1,442	43,073
	FBL Financial Group, Inc. Class A	10,900	250,155
	Federal Agriculture Mortgage Corp. Class C	2,700	79,110
	Federal Signal Corp.	13,200	211,596
* ●	Federal-Mogul Corp.	5,000	—
*	FEI Co.	100	2,708
	Ferro Corp.	16,500	363,660
	Fidelity National Information Services, Inc.	6,200	135,470
	Fidelity Southern Corp.	1,200	4,740
	Financial Federal Corp.	5,085	126,972
	Financial Institutions, Inc.	950	16,692
	Finish Line, Inc. Class A	10,384	125,543
*	Finlay Enterprises, Inc.	2,700	810
*	First Acceptance Corp.	5,500	18,040
*	First Advantage Corp.	1,600	26,768
	First Bancorp	2,000	30,000
*	First Bank of Delaware	330	617
#	First Busey Corp.	9,462	133,982
	First Commonwealth Financial Corp.	15,300	174,879
	First Defiance Financial Corp.	1,650	27,044
	First Federal Bancshares of Arkansas, Inc.	700	5,383
	First Federal of Northern Michigan Bancorp, Inc.	200	980
	First Financial Bancorp	1,500	19,530
	First Financial Corp.	4,156	172,391
*	First Investors Financial Services Group, Inc.	500	2,400
*	First Keystone Financial, Inc.	100	960
* #	First Mariner Bancorp, Inc.	200	492
	First Merchants Corp.	6,300	121,527
	First Midwest Bancorp, Inc.	1,000	22,380
	First Niagara Financial Group, Inc.	40,583	607,122
	First Place Financial Corp.	6,075	61,722

9

* #	First Regional Bancorp	4,086	20,920
	First Security Group, Inc.	2,335	18,423
	First State Bancorporation	6,100	34,831
	Firstbank Corp.	105	952
*	FirstCity Financial Corp.	3,700	23,088
* #	FirstFed Financial Corp.	1,200	18,840
	FirstMerit Corp.	3,200	64,768
	Fisher Communications, Inc.	1,100	38,247
*	Five Star Quality Care, Inc.	600	2,412
#	Flagstar Bancorp, Inc.	19,200	85,056
* #	Flanders Corp.	3,367	23,603
	Flexsteel Industries, Inc.	600	6,660
	Flushing Financial Corp.	4,709	81,890
	FNB United Corp.	4,100	30,832
	Foot Locker, Inc.	7,400	120,546
	Footstar, Inc.	3,300	11,781
*	Forestar Real Estate Group, Inc.	100	2,016
*	Forgent Networks, Inc.	2,600	936
*	FPIC Insurance Group, Inc.	3,000	154,980
* #	Franklin Bank Corp.	6,000	3,426
*	Franklin Covey Co.	6,600	59,070
* #	Franklin Credit Management Corp.	2,400	960
*	Franklin Electronic Publishers, Inc.	3,000	5,250
	Fred’s, Inc.	13,420	188,148
	Frequency Electronics, Inc.	3,304	15,132
	Friedman Industries, Inc.	2,536	23,838
* #	Frontier Airlines Holdings, Inc.	10,900	3,052
	Frozen Food Express Industries, Inc.	5,100	30,855
*	FSI International, Inc.	8,800	10,032
#	Fulton Financial Corp.	4,200	44,772
	Furniture Brands International, Inc.	18,400	164,680
	G & K Services, Inc. Class A	8,200	282,818
*	Gander Mountain Co.	8,960	31,539
#	Gateway Financial Holdings, Inc.	4,501	31,012
	GATX Corp.	15,076	660,781
*	Gaylord Entertainment Co.	200	6,930
*	Gehl Co.	3,900	58,773
*	General Communications, Inc. Class A	5,000	50,700
*	Genitope Corp.	11,800	590
*	Gentiva Health Services, Inc.	8,100	225,423
*	Geomet, Inc.	6,300	43,974
#	Georgia Gulf Corp.	11,900	40,103
*	Gerber Scientific, Inc.	7,000	62,440
	German American Bancorp, Inc.	3,726	48,401
	Gevity HR, Inc.	1,900	15,675
	Gibraltar Industries, Inc.	10,700	230,157
*	G-III Apparel Group, Ltd.	3,100	57,381
	Glacier Bancorp, Inc.	2,200	46,904
	Glatfelter Co.	11,400	167,238
*	Globecomm Systems, Inc.	1,300	13,260
* #	Glu Mobile, Inc.	3,700	13,209
*	GoAmerica, Inc.	21	139

10

*	Golfsmith International Holdings, Inc.	1,700	5,661
*	Gottschalks, Inc.	4,600	6,762
*	GP Strategies Corp.	2,300	20,999
*	Graphic Packaging Holding Co.	77,400	220,590
	Gray Television, Inc.	11,939	29,370
	Gray Television, Inc. Class A	1,000	3,500
#	Great Southern Bancorp, Inc.	1,900	19,703
*	Great Wolf Resorts, Inc.	11,000	57,530
*	Greatbatch, Inc.	5,900	144,078
	Greenbrier Companies, Inc.	4,536	90,947
#	Greene Bancshares, Inc.	3,900	60,255
*	Grey Wolf, Inc.	7,400	64,454
*	Griffon Corp.	10,700	131,075
#	Group 1 Automotive, Inc.	7,650	161,874
*	GTC Biotherapeutics, Inc.	3,500	1,698
*	GTSI Corp.	3,196	22,052
*	Guaranty Bancorp	20,000	112,600
	Guaranty Federal Bancshares, Inc.	100	1,428
	Gulf Island Fabrication, Inc.	300	12,921
*	Gulfport Energy Corp.	5,200	69,368
	H.B. Fuller Co.	2,100	54,747
*	Hackett Group, Inc.	2,431	15,558
*	Hain Celestial Group, Inc.	13,200	343,068
*	Hallmark Financial Services, Inc.	6,106	56,358
*	Hampshire Group, Ltd.	900	7,650
#	Handleman Co.	4,791	9,247
*	Hanger Orthopedic Group, Inc.	7,700	130,361
#	Hanmi Financial Corp.	5,000	25,550
	Hanover Insurance Group, Inc.	700	33,061
	Hardinge, Inc.	2,569	41,464
	Harleysville Group, Inc.	10,793	391,462
#	Harleysville National Corp.	6,200	91,140
*	Harris Interactive, Inc.	18,800	31,772
*	Harris Stratex Networks, Inc. Class A	6,521	61,037
#	Harte-Hanks, Inc.	1,300	16,055
*	Hartmarx Corp.	12,500	31,000
*	Harvard Bioscience, Inc.	8,300	38,014
*	Harvest Natural Resources, Inc.	13,500	149,580
*	Hastings Entertainment, Inc.	3,300	26,235
	Haverty Furniture Co., Inc.	6,670	73,637
*	Hawaiian Holdings, Inc.	463	4,181
*	Hayes Lemmerz International, Inc.	23,288	58,919
* #	Headwaters, Inc.	14,800	227,772
*	Healthspring, Inc.	2,300	45,678
*	HealthTronics, Inc.	11,755	49,606
*	Helen of Troy, Ltd.	8,000	192,400
*	Henry Bros. Electronics, Inc.	1,200	7,740
	Hercules Technology Growth Capital, Inc.	10,959	114,083
	Heritage Commerce Corp.	4,300	51,686
*	Herley Industries, Inc.	4,300	82,560
	HF Financial Corp.	363	5,576
*	hi/fn, Inc.	4,100	16,277

11

*	Hilltop Holdings, Inc.	600	6,246
*	Hirsch International Corp. Class A	600	720
*	Hi-Tech Pharmacal Co., Inc.	3,930	36,824
*	HKN, Inc.	3,300	31,086
	HMN Financial, Inc.	750	10,680
#	HNI Corp.	1,800	41,652
*	Hollywood Media Corp.	3,600	9,864
	Home Bancshares, Inc.	3,564	85,643
	Home Federal Bancorp, Inc.	4,500	49,500
	Hooper Holmes, Inc.	21,300	32,589
	HopFed Bancorp, Inc.	657	7,943
	Horace Mann Educators Corp.	14,766	220,013
#	Horizon Financial Corp.	1,700	13,855
*	Hot Topic, Inc.	700	4,347
*	HouseValues, Inc.	2,300	6,486
*	Hovnanian Enterprises, Inc. Class A	300	2,142
*	Hudson Highland Group, Inc.	5,000	46,050
*	Hutchinson Technology, Inc.	8,900	128,961
*	Huttig Building Products, Inc.	8,000	17,360
*	Hypercom Corp.	14,300	65,065
*	I.D. Systems, Inc.	1,100	9,889
	IBERIABANK Corp.	4,305	233,460
*	Ibis Technology Corp.	1,800	90
*	ICF International, Inc.	64	1,182
*	ICT Group, Inc.	3,800	30,780
	IDT Corp.	6,300	9,765
	IDT Corp. Class B	22,700	35,185
*	Ikanos Communications	10,776	28,018
	IKON Office Solutions, Inc.	45,300	784,143
	ILX Resorts, Inc.	800	1,720
*	Image Entertainment, Inc.	4,600	5,382
*	I-many, Inc.	4,000	2,780
	Imation Corp.	12,300	261,252
	Imperial Capital Bancorp, Inc.	1,500	13,410
	Imperial Sugar Co.	4,529	63,542
	Independence Holding Co.	5,757	75,647
	Independent Bank Corp. (MI)	7,900	58,539
*	Infinity Pharmaceuticals, Inc.	254	1,872
	Infinity Property & Casualty Corp.	6,600	306,900
*	Infinity, Inc.	6,400	5,440
*	InFocus Corp.	11,900	17,374
	InfoGROUP, Inc.	5,000	33,000
	InfoSpace, Inc.	13,100	153,270
	Ingles Market, Inc. Class A	100	2,471
*	Innotrac Corp.	900	3,330
* #	Innovative Solutions & Support, Inc.	1,900	11,381
*	Innovex, Inc.	5,562	3,727
*	Insight Enterprises, Inc.	17,564	292,265
*	Insituform Technologies, Inc. Class A	10,400	190,944
* #	Insmed, Inc.	242	116
*	InsWeb Corp.	333	2,135
	Integra Bank Corp.	6,992	44,819

12

*	IntegraMed America, Inc.	123	1,005
*	Integrated Silicon Solution, Inc.	9,260	36,484
*	Intelligent Systems Corp.	500	1,600
	International Bancshares Corp.	1,400	36,176
*	International Rectifier Corp.	4,200	87,780
*	International Shipholding Corp.	400	8,100
* #	Internet Brands, Inc.	1,000	6,990
*	Internet Capital Group, Inc.	13,300	112,385
*	Intersections, Inc.	6,500	69,745
*	Interstate Hotels & Resorts, Inc.	11,191	29,432
	Intervest Bancshares Corp.	1,700	13,532
*	Interwoven, Inc.	5,939	87,422
*	Intest Corp.	3,234	4,366
*	IntriCon Corp.	700	4,081
	Invacare Corp.	9,100	231,413
*	Investors Bancorp, Inc.	1,600	23,408
*	iPass, Inc.	23,900	54,253
*	Iridex Corp.	2,000	8,000
	Irwin Financial Corp.	11,200	43,792
*	Ixia	7,300	63,437
*	IXYS Corp.	11,100	141,303
	J. Alexander’s Corp.	2,399	14,658
*	Jaco Electronics, Inc.	550	721
*	Jakks Pacific, Inc.	10,700	266,965
*	Jarden Corp.	12,266	314,868
*	JDA Software Group, Inc.	100	1,823
*	JetBlue Airways Corp.	9,900	60,093
*	Jo-Ann Stores, Inc.	8,900	222,233
	Johnson Outdoors, Inc.	2,777	42,821
	Jones Apparel Group, Inc.	22,000	436,920
	Journal Communications, Inc. Class A	15,134	77,335
	Journal Register Co.	12,300	129
*	JPS Industries, Inc.	1,000	7,250
*	Jupitermedia Corp.	7,900	9,243
*	Kadant, Inc.	4,800	112,560
	Kaman Corp. Class A	3,600	108,540
*	Katy Industries, Inc.	800	1,400
#	KB Home	15,500	322,400
	Keithley Instruments, Inc.	3,734	35,510
	Kelly Services, Inc. Class A	11,300	218,542
*	Kemet Corp.	24,912	40,357
	Kenneth Cole Productions, Inc. Class A	4,100	65,846
*	Key Technology, Inc.	987	28,189
*	Key Tronic Corp.	3,598	12,089
*	Keynote Systems, Inc.	4,100	57,482
*	Kforce, Inc.	9,600	102,528
	Kimball International, Inc. Class B	7,471	78,670
*	Kindred Healthcare, Inc.	15,400	476,322
*	Kirkland’s, Inc.	6,000	13,680
*	Knight Capital Group, Inc.	23,905	412,122
*	Kopin Corp.	23,100	68,838
*	Kratos Defense & Security Solutions, Inc.	24,606	49,950

13

	Kronos Worldwide, Inc.	200	3,286
	L.S. Starrett Co. Class A	200	5,248
*	L-1 Identity Solutions, Inc.	27,677	456,117
*	La Jolla Pharmaceutical Co.	300	531
*	LaBranche & Co., Inc.	14,530	93,428
	LaCrosse Footwear, Inc.	900	14,850
	Lakeland Bancorp, Inc.	8,014	94,565
*	Lakeland Industries, Inc.	2,120	27,115
*	Lakes Entertainment, Inc.	7,350	48,216
#	LandAmerica Financial Group, Inc.	6,200	106,268
#	Landry’s Restaurants, Inc.	7,200	138,672
*	Langer, Inc.	2,800	2,800
*	Lannet Co., Inc.	6,599	22,767
*	Lantronix, Inc.	2,311	1,202
*	Lattice Semiconductor Corp.	41,300	96,642
*	Lawson Software, Inc.	3,500	28,315
*	Lazare Kaplan International, Inc.	2,900	23,345
	La-Z-Boy, Inc.	18,067	136,767
*	LCC International, Inc. Class A	5,400	3,186
*	Leadis Technolgies, Inc.	4,735	4,640
*	Lear Corp.	6,600	82,896
*	LECG Corp.	3,800	30,970
*	LeCroy Corp.	4,152	34,586
#	Lee Enterprises, Inc.	14,300	53,625
	Legacy Bancorp, Inc.	3,500	48,265
*	Lenox Group, Inc.	5,000	800
*	LifePoint Hospitals, Inc.	11,400	384,636
#	Lifetime Brands, Inc.	4,800	46,512
*	LightPath Technologies, Inc.	287	408
*	Lin TV Corp.	10,500	64,575
*	Lionbridge Technologies, Inc.	11,500	36,685
#	Lithia Motors, Inc. Class A	5,052	24,502
*	Live Nation, Inc.	1,500	24,075
	LNB Bancorp, Inc.	2,597	22,308
*	Lodgian, Inc.	8,606	72,807
*	Logic Devices, Inc.	1,100	1,227
*	LogicVision, Inc.	400	476
*	LookSmart, Ltd.	6,700	21,708
*	Loral Space & Communications, Inc.	7,200	132,264
	Louisiana-Pacific Corp.	25,700	250,318
*	Luby’s, Inc.	8,900	66,038
*	Lydall, Inc.	3,900	45,591
*	M&F Worldwide Corp.	6,100	268,522
	M/I Homes, Inc.	3,540	63,401
#	Macatawa Bank Corp.	4,400	35,596
*	Mace Security International, Inc.	4,900	7,791
*	Mac-Gray Corp.	4,000	46,360
*	Magnetek, Inc.	6,800	31,280
	MainSource Financial Group, Inc.	6,528	118,222
* ●	MAIR Holdings, Inc.	4,800	7,152
* ●	MAIR Holdings, Inc. Escrow Shares	4,800	—
*	Management Network Group, Inc.	12,850	13,878

14

	Mannatech, Inc.	26,200	116,066
* #	MarineMax, Inc.	6,400	50,688
*	Mariner Energy, Inc.	22,800	663,252
*	Marlin Business Services, Inc.	4,200	32,088
* #	Martek Biosciences Corp.	7,800	260,598
*	Marten Transport, Ltd.	7,800	155,532
*	Mastec, Inc.	1,300	18,356
*	Material Sciences Corp.	5,234	39,778
*	Maui Land & Pineapple Co., Inc.	2,900	77,807
*	Maxxam, Inc.	1,000	19,000
	MB Financial, Inc.	12,800	356,224
	MBT Financial Corp.	5,800	26,390
	MCG Capital Corp.	20,500	71,340
	McRae Industries, Inc. Class A	200	3,600
	MDC Holdings, Inc.	5,000	207,250
*	Meade Instruments Corp.	5,400	2,700
	Meadowbrook Insurance Group, Inc.	20,452	137,028
	Medallion Financial Corp.	6,000	62,280
*	MedCath Corp.	6,764	143,870
#	Media General, Inc. Class A	8,000	98,400
*	Medialink Worldwide, Inc.	1,902	380
*	Medical Staffing Network Holdings, Inc.	10,900	29,321
	Medicis Pharmaceutical Corp. Class A	600	12,426
	MedQuist, Inc.	1,842	8,971
	Mercantile Bank Corp.	1,015	8,739
	Mercer Insurance Group, Inc.	2,391	39,691
*	Mercury Computer Systems, Inc.	6,300	58,275
	Merge Healthcare, Inc.	10,947	13,793
*	Meridian Interstate Bancorp, Inc.	200	1,928
*	Meridian Resource Corp.	32,168	87,175
*	Merix Corp.	7,000	13,020
*	Merrimac Industries, Inc.	200	1,078
* #	Mesa Air Group, Inc.	10,500	4,725
	Methode Electronics, Inc.	7,900	86,821
*	Metro One Telecommunications, Inc.	925	296
	MGP Ingredients, Inc.	4,000	19,720
	MicroFinancial, Inc.	2,400	10,368
#	Midwest Banc Holdings, Inc.	8,293	46,192
* #	Milacron, Inc.	1,132	1,415
*	Miller Industries, Inc.	1,900	15,903
	Minerals Technologies, Inc.	6,500	426,920
* #	Mines Management, Inc.	2,500	5,225
*	Misonix, Inc.	2,200	6,006
*	MKS Instruments, Inc.	20,600	464,324
*	Mobile Mini, Inc.	9,000	192,420
	Modine Manufacturing Co.	11,503	181,977
*	Mod-Pac Corp.	962	3,963
*	Modtech Holdings, Inc.	3,163	253
* #	Mohawk Industries, Inc.	2,200	151,910
	Monaco Coach Corp.	10,200	24,378
*	Monogram Biosciences, Inc.	13,770	11,429
*	Monterey Pasta Co.	5,200	10,764

15

*	Morton’s Restaurant Group, Inc.	3,500	25,235
*	Mothers Work, Inc.	1,800	27,378
	Movado Group, Inc.	3,300	76,527
*	Move, Inc.	163	440
*	MPS Group, Inc.	36,900	425,088
*	MRV Communications, Inc.	13,300	18,088
*	MTR Gaming Group, Inc.	5,500	22,495
	Mueller Water Products, Inc.	9,300	101,091
	Mueller Water Products, Inc. Class B	22,800	236,664
*	Multimedia Games, Inc.	8,900	45,034
*	Nabi Biopharmaceuticals	1,000	5,760
	NACCO Industries, Inc. Class A	2,390	280,921
* #	Nanogen, Inc.	9,600	3,168
*	Nanometrics, Inc.	6,400	23,232
*	Napster, Inc.	200	268
	Nara Bancorp, Inc.	400	4,380
#	Nash Finch Co.	4,036	164,346
*	Nashua Corp.	500	4,655
*	National Patent Development Corp.	1,500	3,450
#	National Penn Bancshares, Inc.	18,842	269,064
	National Presto Industries, Inc.	800	61,856
	National Technical Systems, Inc.	3,198	15,958
*	Natural Alternatives International, Inc.	1,600	12,384
*	Natural Gas Services Group	300	7,782
* #	Natural Health Trends Corp.	3,100	2,139
	Nautilus Group, Inc.	11,000	58,520
*	Navarre Corp.	8,000	12,960
*	Navidec Financial, Inc.	38	63
*	Navigators Group, Inc.	6,000	314,400
*	NCI Building Systems, Inc.	5,900	225,852
	Neenah Paper, Inc.	5,000	97,100
	Nelnet, Inc. Class A	13,000	204,360
*	Neose Technologies, Inc.	2,900	1,015
*	Network Engines, Inc.	1,300	1,248
*	Neurocrine Biosciences, Inc.	13,300	68,761
*	Neurogen Corp.	18	5
	New Hampshire Thrift Bancshares, Inc.	200	1,940
	New Jersey Resources Corp.	8	289
*	New Motion, Inc.	2,907	11,628
	New Westfield Financial, Inc.	5,100	52,122
	NewAlliance Bancshares, Inc.	42,279	579,645
	NewBridge Bancorp	1,900	11,381
*	Newpark Resources, Inc.	30,700	263,406
*	Newport Corp.	11,200	104,944
*	Newtek Business Services, Inc.	7,600	5,168
*	Nexity Financial Corp.	2,500	5,225
* #	Nextwave Wireless, Inc.	10,400	10,088
	NL Industries, Inc.	17,500	184,100
*	NMS Communications Corp.	1,600	912
	NN, Inc.	5,500	90,310
*	Nobel Learning Communities, Inc.	100	1,548
	Noble International, Ltd.	6,249	37,494

16

*	North American Scientific, Inc.	360	158
	Northeast Community Bancorp, Inc.	4,700	47,470
*	Northwest Pipe Co.	2,813	162,957
*	NOVT Corp.	1,000	1,350
*	Nu Horizons Electronics Corp.	6,600	31,746
*	Nutraceutical International Corp.	2,700	33,156
*	NYFIX, Inc.	6,300	19,782
	NYMAGIC, Inc.	3,249	70,438
	O.I. Corp.	400	4,868
*	Ocwen Financial Corp.	18,089	126,080
	Odyssey Re Holdings Corp.	700	26,432
	OfficeMax, Inc.	11,300	138,312
	Oil-Dri Corp. of America	125	2,300
#	Old National Bancorp	700	12,201
* #	OmniVision Technologies, Inc.	1,100	12,848
*	On Assignment, Inc.	2,895	27,358
	Openwave Systems, Inc.	41,800	60,192
*	Oplink Communications, Inc.	7,457	97,985
*	OPNET Technologies, Inc.	600	7,950
*	OPTi, Inc.	1,000	2,300
*	Optical Cable Corp.	1,600	11,072
*	Orchid Cellmark, Inc.	2,100	6,867
*	Ore Pharmaceuticals, Inc.	1,740	2,158
#	Orleans Homebuilders, Inc.	5,600	27,440
*	Orthologic Corp.	8,300	6,972
* #	Oscient Pharmaceuticals Corp.	280	319
*	OSI Systems, Inc.	3,500	81,235
*	Osteotech, Inc.	5,900	30,857
	O’Charleys, Inc.	9,029	90,380
*	Outdoor Channel Holdings, Inc.	5,400	43,146
*	Overland Storage, Inc.	4,000	3,200
	Overseas Shipholding Group, Inc.	400	28,696
	Oxford Industries, Inc.	6,100	139,385
*	P.A.M. Transportation Services, Inc.	3,545	52,218
*	P.F. Chang’s China Bistro, Inc.	100	2,598
#	Pacific Capital Bancorp	7,400	108,854
	Pacific Mercantile Bancorp	2,964	20,155
*	Pacific Premier Bancorp, Inc.	800	4,216
	PacWest Bancorp	10,300	233,604
* #	Palm Harbor Homes, Inc.	8,207	73,863
* #	Palm, Inc.	2,737	23,292
*	Pantry, Inc.	7,500	137,550
*	Par Pharmaceutical Companies, Inc.	2,500	35,600
*	PAR Technology Corp.	5,200	41,808
*	Paragon Technologies, Inc.	781	4,452
#	Park National Corp.	200	12,260
*	Parker Drilling Co.	2,300	21,321
*	Park-Ohio Holdings Corp.	4,100	79,991
	Parkvale Financial Corp.	100	2,207
*	Parlux Fragrances, Inc.	6,953	48,880
*	Patrick Industries, Inc.	1,000	6,900
	Patriot Capital Funding, Inc.	815	6,047

17

	PAULA Financial	300	605
*	PC Connection, Inc.	8,100	61,479
	PC-Tel, Inc.	7,638	77,220
*	PDF Solutions, Inc.	3,000	19,050
*	PDI, Inc.	4,100	30,545
	Pegasystems, Inc.	1	15
	Penford Corp.	900	14,949
*	Penn Treaty American Corp.	8,125	18,200
#	Penske Automotive Group, Inc.	27,670	366,628
	Peoples Bancorp, Inc.	3,800	78,052
*	Peoplesupport, Inc.	6,000	72,900
*	Perceptron, Inc.	73	541
*	Performance Technologies, Inc.	4,600	22,908
*	Pericom Semiconductor Corp.	2,192	29,899
*	Perot Systems Corp.	8,000	142,400
*	Perry Ellis International, Inc.	4,350	74,211
*	Pervasive Software, Inc.	7,700	34,111
* ●	Petrocorp, Inc. Escrow Shares	1,700	102
*	Petroleum Development Corp.	4,960	301,518
*	PGT, Inc.	300	1,530
*	Pharmanet Development Group, Inc.	1,800	46,980
*	PharMerica Corp.	5,429	128,504
*	PHH Corp.	17,000	259,250
*	PHI, Inc.	4,500	172,845
*	Phoenix Footwear Group, Inc.	2,700	2,862
*	Photon Dynamics, Inc.	1,700	25,874
*	Photronics, Inc.	10,900	35,643
*	Pico Holdings, Inc.	6,804	324,143
	Pier 1 Imports, Inc.	25,207	111,415
#	Pilgrim’s Pride Corp.	9,300	119,412
*	Pinnacle Airlines Corp.	400	1,904
	Pinnacle Bancshares, Inc.	200	1,752
* #	Pinnacle Entertainment, Inc.	11,600	128,644
*	Pinnacle Financial Partners, Inc.	7,600	192,432
*	Pioneer Drilling Co.	14,053	235,528
*	Piper Jaffray Companies, Inc.	3,700	140,637
*	Planar Systems, Inc.	6,072	16,819
*	PlanetOut, Inc.	340	857
*	PLATO Learning, Inc.	7,600	14,136
*	Plug Power, Inc.	29,890	81,002
*	PMA Capital Corp. Class A	10,451	99,180
#	PMI Group, Inc.	2,300	8,257
*	Point.360	400	556
*	PolyOne Corp.	33,700	276,677
*	Pomeroy IT Solutions, Inc.	3,800	19,760
	Portec Rail Products, Inc.	342	3,748
*	Powerwave Technologies, Inc.	46,944	237,067
	Preferred Bank	300	2,931
	Preformed Line Products Co.	600	32,844
	Presidential Life Corp.	7,200	129,600
*	Presstek, Inc.	200	1,074
*	Prestige Brands Holdings, Inc.	18,000	171,000

18

*	PreVu, Inc.	11,750	47
* ●	Price Communications Liquidation Trust	16,900	2,308
	PriceSmart, Inc.	614	13,048
*	ProAssurance Corp.	11,400	614,460
*	Proliance International, Inc.	5,474	6,459
*	Prospect Medical Holdings, Inc.	2,880	6,480
	Prosperity Bancshares, Inc.	15,000	479,550
* #	Protection One, Inc.	2,146	15,237
	Protective Life Corp.	1,100	39,919
	Providence & Worcester Railroad Co.	200	3,880
#	Provident Bankshares Corp.	11,000	85,140
	Provident Financial Holdings, Inc.	2,100	13,314
	Provident Financial Services, Inc.	24,000	366,000
	Provident New York Bancorp	15,000	207,600
	Quaker Chemical Corp.	247	7,311
*	Quaker Fabric Corp.	4,050	18
*	Quantum Corp.	29,600	52,392
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	15,000	26,400
*	QuickLogic Corp.	3,884	5,943
*	Quiksilver, Inc.	11,100	85,581
* #	R.H. Donnelley Corp.	300	1,125
*	Rackable Systems, Inc.	8,800	91,168
*	Radio One, Inc. Class D	31,100	29,545
*	RadiSys Corp.	8,000	88,560
* #	RadNet, Inc.	2,300	14,306
	Rainier Pacific Financial Group, Inc.	2,200	16,148
*	RC2 Corp.	5,553	139,769
*	RCM Technologies, Inc.	4,279	11,596
*	Reading International, Inc. Class A	1,086	8,221
*	Reading International, Inc. Class B	60	540
*	Ready Mix, Inc.	923	4,246
*	RealNetworks, Inc.	48,764	323,305
*	Red Lion Hotels Corp.	6,700	57,151
	Regal-Beloit Corp.	9,706	455,697
*	Regeneration Technologies, Inc.	1,100	10,318
*	Regent Communications, Inc.	12,500	9,750
	Regis Corp.	13,290	364,943
*	RehabCare Group, Inc.	5,900	108,206
	Relm Wireless Corp.	1,500	2,175
	REMEC, Inc.	6,227	4,203
	Renasant Corp.	7,550	142,771
*	Rent-A-Center, Inc.	900	20,394
*	Republic Airways Holdings, Inc.	15,000	129,600
*	Republic First Bancorp, Inc.	225	2,023
*	Res-Care, Inc.	5,200	100,048
	Resource America, Inc.	6,400	79,040
*	Retail Ventures, Inc.	900	4,212
*	Rewards Network, Inc.	8,700	43,935
*	Rex Stores Corp.	2,450	31,654
*	RF Micro Devices, Inc.	38,515	149,438
*	RF Monolithics, Inc.	3,300	3,300
	Richardson Electronics, Ltd.	4,600	30,866

19

	Riverview Bancorp, Inc.	4,200	27,342
*	Rock of Ages Corp.	500	990
*	Rockford Corp.	2,200	2,288
	Rock-Tenn Co. Class A	9,400	344,792
*	Rocky Brands, Inc.	1,900	9,899
	Rome Bancorp, Inc.	3,000	32,400
*	Rosetta Resources, Inc.	17,367	403,783
* #	Royale Energy, Inc.	2,090	14,985
*	Rudolph Technologies, Inc.	10,100	85,244
*	Rural/Metro Corp.	1,300	2,535
*	Rush Enterprises, Inc. Class A	9,000	118,710
*	Rush Enterprises, Inc. Class B	1,650	21,434
	Russ Berrie & Co., Inc.	4,600	34,914
*	RXi Pharmaceuticals Corp.	3	20
	Ryder System, Inc.	700	45,164
#	Ryland Group, Inc.	12,600	292,068
*	S&K Famous Brands, Inc.	300	1,088
*	S1 Corp.	9,300	70,959
*	Safeguard Scientifics, Inc.	43,500	62,205
	Safety Insurance Group, Inc.	5,800	249,400
*	Saga Communications, Inc. Class A	6,450	40,571
*	Saia, Inc.	3,700	71,336
	Salem Communications Corp.	6,200	11,780
	Sanders Morris Harris Group, Inc.	8,900	93,450
	Sandy Spring Bancorp, Inc.	3,998	71,564
*	Sanfilippo (John B.) & Son, Inc.	2,900	27,666
*	Sanmina-SCI Corp.	104,400	245,340
*	SatCon Technology Corp.	1,300	2,938
*	Scheid Vineyards, Inc.	40	1,345
*	Schiff Nutrition International, Inc.	500	3,345
	Scholastic Corp.	13,900	362,790
*	School Specialty, Inc.	7,600	231,800
	Schweitzer-Maudoit International, Inc.	5,409	102,555
#	Sciele Pharma, Inc.	200	3,854
*	SCM Microsystems, Inc.	5,400	13,608
	Seaboard Corp.	200	259,400
*	Seabright Insurance Holdings	7,500	91,050
*	Seachange International, Inc.	9,300	79,794
#	Seacoast Banking Corp. of Florida	2,700	23,706
*	Secure Computing Corp.	24,200	103,576
#	Security Bank Corp.	4,571	17,324
*	Selectica, Inc.	9,800	11,074
	Selective Insurance Group, Inc.	19,700	475,558
	Sensient Technologies Corp.	8,700	254,127
	Servidyne, Inc.	1,260	5,317
* #	Sharper Image Corp.	4,271	81
	Shiloh Industries, Inc.	5,891	50,191
*	Shoe Carnival, Inc.	3,000	48,960
	SI Financial Group, Inc.	1,327	12,739
*	SI International, Inc.	4,500	140,535
*	SIFCO Industries, Inc.	161	1,642
*	Silicon Image, Inc.	1,500	10,395

20

*	Silicon Storage Technology, Inc.	36,200	118,374
*	Silverleaf Resorts, Inc.	12,000	22,680
	Simmons First National Corp. Class A	4,800	136,416
	Sinclair Broadcast Group, Inc. Class A	1,100	7,799
* #	Six Flags, Inc.	22,600	22,600
	Skyline Corp.	3,000	68,610
	Skywest, Inc.	23,200	396,488
*	Skyworks Solutions, Inc.	52,900	513,130
* #	Smart Balance, Inc.	100	640
	Smithtown Bancorp, Inc.	1,400	26,614
*	Soapstone Networks, Inc.	3,000	11,760
	Sonic Automotive, Inc.	12,687	136,512
*	Sonic Foundry, Inc.	1,700	1,292
*	Sonic Innovations, Inc.	4,828	14,436
*	SonicWALL, Inc.	11,909	77,885
* #	Source Interlink Companies, Inc.	16,600	20,750
#	South Financial Group, Inc.	25,400	172,720
	Southern Community Financial Corp.	6,200	30,194
*	Southern Connecticut Bancorp, Inc.	100	685
*	Southern First Bancshares, Inc.	200	2,254
	Southwest Bancorp, Inc.	4,864	81,910
*	Spanish Broadcasting System, Inc.	13,700	5,617
	Spartech Corp.	10,300	108,459
*	Sparton Corp.	2,336	9,694
*	Specialty Underwriters’ Alliance, Inc.	1,900	9,975
*	Spectrum Control, Inc.	3,500	28,910
*	Spectrum Pharmaceuticals, Inc.	3,900	6,669
	Speedway Motorsports, Inc.	13,100	289,903
*	Spherion Corp.	15,600	80,808
*	Sport Chalet, Inc. Class A	4,484	15,470
*	Sport Chalet, Inc. Class B	150	473
*	SRA International, Inc.	200	4,696
*	SRI/Surgical Express, Inc.	900	3,465
	Stage Stores, Inc.	15,625	248,750
	Standard Motor Products, Inc.	6,400	44,224
	Standard Pacific Corp.	18,200	58,240
	Standex International Corp.	4,509	112,725
	Stanley Furniture, Inc.	2,500	20,625
	StarTek, Inc.	5,200	47,008
	State Auto Financial Corp.	14,000	432,180
#	State Bancorp, Inc.	100	1,485
*	Steinway Musical Instruments, Inc.	1,600	46,256
#	StellarOne Corp.	135	2,267
	Stepan Co.	500	29,415
	Stephan Co.	200	620
	Sterling Bancshares, Inc.	900	8,856
*	Sterling Construction Co., Inc.	380	7,011
	Sterling Financial Corp.	10,300	104,957
	Stewart Enterprises, Inc.	21,307	199,434
	Stewart Information Services Corp.	6,200	116,002
*	Stillwater Mining Co.	1,900	14,155
*	Stone Energy Corp.	6,736	321,105

21

*	Stoneridge, Inc.	6,900	87,630
*	Stratus Properties, Inc.	650	18,870
	Sturm Ruger & Co., Inc.	600	4,380
*	SumTotal Systems, Inc.	4,993	24,116
*	Sun American Bancorp	1,160	2,343
*	Sun Bancorp, Inc.	7,680	90,624
*	Sunair Electronics, Inc.	600	1,215
*	SunLink Health Systems, Inc.	887	2,572
*	Sunrise Senior Living, Inc.	1,000	20,330
*	Sunrise Telecom, Inc.	6,000	6,000
* #	Superior Bancorp	2,625	17,640
#	Superior Industries International, Inc.	8,500	149,345
	Superior Uniform Group, Inc.	2,395	24,812
*	SupportSoft, Inc.	14,050	49,035
	Supreme Industries, Inc.	1,244	4,884
	SureWest Communications	4,700	55,883
	Susquehanna Bancshares, Inc.	26,797	428,216
*	Swift Energy Corp.	10,800	504,468
	SWS Group, Inc.	2,700	54,486
*	Sycamore Networks, Inc.	100,500	351,750
*	Symmetricom, Inc.	16,400	80,688
*	Syms Corp.	4,986	83,366
*	SYNNEX Corp.	11,400	262,086
*	Synovis Life Technologies, Inc.	233	5,117
* #	Syntax-Brillian Corp.	1,350	12
	Sypris Solutions, Inc.	6,800	15,300
	Systemax, Inc.	200	3,084
	Talbots, Inc.	200	2,734
*	Talon International, Inc.	340	85
	Tandy Brand Accessories, Inc.	2,500	14,250
*	Tarragon Corp.	9,800	9,408
*	Tarrant Apparel Group	3,400	2,346
	Tasty Baking Co.	2,500	10,500
	Taylor Capital Group, Inc.	3,600	38,988
*	TeamStaff, Inc.	550	1,518
*	Tech Data Corp.	13,700	467,718
	Technology Research Corp.	2,000	4,700
*	Technology Solutions Co.	800	3,224
*	TechTeam Global, Inc.	3,500	29,855
	Tecumseh Products Co. Class A	4,000	105,560
*	Tecumseh Products Co. Class B	100	2,531
*	Telular Corp.	4,000	11,120
	Temple-Inland, Inc.	1,300	21,723
*	Tessco Technologies, Inc.	600	8,832
*	Texas Roadhouse, Inc.	300	2,694
*	The Bancorp, Inc.	1,706	7,848
*	The Dress Barn, Inc.	300	4,878
	The Marcus Corp.	4,500	77,310
#	The Men’s Wearhouse, Inc.	500	10,950
	The Pep Boys - Manny, Moe & Jack	17,200	151,360
	The Phoenix Companies, Inc.	24,100	287,031
*	The Sports Club Co., Inc.	1,900	2,090

22

* #	The Steak n Shake Co.	10,200	79,356
*	Theragenics Corp.	11,300	37,855
*	Thomas Weisel Partners Group, Inc.	7,106	43,489
*	THQ, Inc.	200	3,064
	TIB Financial Corp.	707	4,949
*	TIBCO Software, Inc.	17,400	142,506
*	Tidelands Bancshares, Inc.	200	1,516
*	Tier Technologies, Inc. Class B	6,000	46,200
	TierOne Corp.	5,100	28,815
*	TII Network Technologies, Inc.	1,200	1,476
	Timberland Bancorp, Inc.	400	3,136
*	Timberland Co. Class A	1,000	16,860
*	Titan Pharmaceuticals, Inc.	5,600	2,240
	Todd Shipyards Corp.	600	8,952
*	Tollgrade Communications, Inc.	4,700	31,584
*	Track Data Corp.	2,300	4,255
*	Trailer Bridge, Inc.	1,000	6,350
*	Trans World Entertainment Corp.	8,600	24,854
	Transatlantic Holdings, Inc.	900	54,090
*	TRC Companies, Inc.	6,900	24,357
	Tredegar Industries, Inc.	14,219	281,536
*	TreeHouse Foods, Inc.	9,100	252,616
* #	Trenwick Group, Ltd.	1,225	—
*	Trex Co., Inc.	4,900	90,895
* #	Triad Guaranty, Inc.	3,497	5,350
* #	Trico Marine Services, Inc.	5,100	121,125
*	Triple Crown Media, Inc.	1,393	111
* ●	Tripos Escrow Shares	100	9
*	Triquint Semiconductor, Inc.	49,500	311,355
	Triumph Group, Inc.	2,800	153,272
*	TRM Corp.	5,250	1,444
	Tronox, Inc. Class A	4,300	2,580
	Tronox, Inc. Class B	1,400	686
* #	Trump Entertainment Resorts, Inc.	9,891	12,067
	Trustmark Corp.	10,300	197,657
*	TTM Technologies, Inc.	6,700	80,266
*	Tumbleweed Communications Corp.	400	1,020
*	U.S. Concrete, Inc.	14,100	58,938
*	U.S. Gold Corp.	18,900	23,814
*	Ulticom, Inc.	13,900	97,995
	UMB Financial Corp.	1,806	93,966
#	Umpqua Holdings Corp.	18,900	263,844
*	Unico American Corp.	1,400	11,690
*	Unifi, Inc.	21,800	86,982
	Unifirst Corp.	5,100	219,453
	Union Bankshares Corp.	4,404	100,015
*	Union Drilling, Inc.	7,200	102,384
*	United America Indemnity, Ltd.	2,653	40,379
*	United American Healthcare Corp.	600	1,206
*	United Capital Corp.	700	17,346
#	United Community Banks, Inc.	12,700	149,352
	United Community Financial Corp.	9,700	35,017

23

	United Financial Bancorp, Inc.	4,288	54,844
	United Fire & Casualty Co.	9,946	295,794
	United Online, Inc.	22,018	231,853
*	United PanAm Financial Corp.	5,400	20,034
*	United Rentals, Inc.	6,600	106,854
	United Western Bancorp, Inc.	2,600	28,262
*	Universal American Corp.	100	1,317
	Universal Corp.	2,500	129,800
	Universal Forest Products, Inc.	6,400	210,240
	Univest Corporation of Pennsylvania	1,035	29,901
*	Urologix, Inc.	4,900	8,673
*	US Airways Group, Inc.	500	4,245
*	USA Truck, Inc.	3,200	58,880
#	USEC, Inc.	31,430	181,037
* #	UTStarcom, Inc.	41,002	133,667
*	Valassis Communications, Inc.	400	3,764
*	ValueVision Media, Inc. Class A	8,200	19,188
*	Vanda Pharmaceuticals, Inc.	1,100	1,232
*	Veeco Instruments, Inc.	100	1,681
*	VeraSun Energy Corp.	2,300	13,248
*	VeriFone Holdings, Inc.	4,500	90,720
	Viad Corp.	4,400	137,632
*	Vicon Industries, Inc.	1,400	7,595
*	Vignette Corp.	9,650	131,530
#	Vineyard National Bancorp Co.	3,600	2,412
*	Virage Logic Corp.	7,850	51,810
	Virco Manufacturing Corp.	4,600	20,056
*	ViroPharma, Inc.	1,400	20,510
*	Vishay Intertechnology, Inc.	6,100	54,229
*	Vital Images, Inc.	2,700	42,390
* #	Vitesse Semiconductor, Inc.	31,100	26,435
*	Volt Information Sciences, Inc.	7,550	105,851
*	Voyager Learning Co.	9,600	45,600
	W. R. Berkley Corp.	5,300	124,868
	Wabash National Corp.	11,600	100,804
	Washington Federal, Inc.	2,201	37,923
#	Watts Water Technologies, Inc.	11,300	321,259
	Wausau Paper Corp.	17,129	147,481
*	WCA Waste Corp.	6,200	31,000
* #	WCI Communities, Inc.	13,300	2,394
*	Webco Industries, Inc.	100	12,100
*	Website Pros, Inc.	4,414	26,661
	Webster Financial Corp.	18,800	400,816
	Weis Markets, Inc.	8,600	325,510
*	Wells-Gardner Electronics Corp.	2,818	3,649
	Werner Enterprises, Inc.	26,500	604,465
	Wesbanco, Inc.	8,568	212,315
#	West Bancorporation	2,500	30,325
*	West Marine, Inc.	6,879	34,051
*	Westaff, Inc.	5,700	4,503
*	Westell Technologies, Inc.	19,300	17,407
	Westlake Chemical Corp.	13,100	248,638

24

*	White Electronics Designs Corp.	7,900	38,789
*	Whiting Petroleum Corp.	9,800	943,152
#	Whitney Holding Corp.	14,900	322,585
*	Willis Lease Finance Corp.	800	9,904
	Willow Financial Bancorp, Inc.	5,940	58,925
	Wilshire Bancorp, Inc.	3,800	51,566
*	Wilshire Enterprises, Inc.	515	1,895
*	Winland Electronics, Inc.	1,100	1,518
*	Winn-Dixie Stores, Inc.	18,800	265,456
	Wintrust Financial Corp.	8,700	202,275
*	Wireless Telecom Group, Inc.	9,300	10,695
*	Woodbridge Holdings Corp.	2,800	1,904
	World Fuel Services Corp.	400	11,524
	Worthington Industries, Inc.	12,590	221,584
*	WPCS International, Inc.	1,947	11,234
	Xerium Technologies, Inc.	4,800	37,008
*	Xeta Corp.	3,600	11,736
	Yadkin Valley Financial Corp.	3,382	55,296
* #	YRC Worldwide, Inc.	10,300	186,430
* #	Zale Corp.	17,200	469,732
*	Zapata Corp.	1,840	12,696
	Zenith National Insurance Corp.	11,900	454,461
*	Zhone Technologies, Inc.	37,411	11,650
*	ZILOG, Inc.	5,000	17,400
* #	ZipRealty, Inc.	1,329	6,020
*	Zones, Inc.	500	4,170
*	Zoran Corp.	18,131	161,366
*	Zygo Corp.	6,300	66,024
TOTAL COMMON STOCKS			95,360,478

RIGHTS/WARRANTS — (0.0%)
*	Federal-Mogul Corp. Warrants 12/27/14	378	234
*	PGT, Inc. Rights 09/04/08	75	68
TOTAL RIGHTS/WARRANTS			302

		Face
		Amount
		(000)

SECURITIES LENDING COLLATERAL — (10.1%)
§ @	DFA Short Term Investment Fund LP	$9,272	9,272,257

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $2,042,914 FNMA 5.500%, 10/01/35, valued at $1,472,550) to be repurchased at $1,430,000	1,430	1,429,660
TOTAL SECURITIES LENDING COLLATERAL			10,701,917

TOTAL INVESTMENTS - (100.0%)
(Cost $130,658,835) ##			$106,062,697

25

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (92.4%)
* #	Advanced Micro Devices, Inc.	13,313	$83,739
	Alcoa, Inc.	12,976	416,919
*	Allegheny Corp.	1,181	377,920
*	Allied Waste Industries, Inc.	33,300	447,552
	Allstate Corp.	34,900	1,575,037
#	American Capital, Ltd.	8,210	178,485
	American Financial Group, Inc.	10,200	291,006
	American International Group, Inc.	53,000	1,138,970
	American National Insurance Co.	2,584	246,643
	Anadarko Petroleum Corp.	42,700	2,635,871
	Apache Corp.	26,954	3,082,998
	Archer-Daniels-Midland Co.	14,783	376,375
*	Arrow Electronics, Inc.	7,300	242,287
	Ashland, Inc.	6,400	261,952
	AT&T, Inc.	148,541	4,751,827
*	Avnet, Inc.	12,900	378,615
	Bank of America Corp.	142,180	4,427,485
	Bank of New York Mellon Corp.	700	24,227
	Bemis Co., Inc.	2,700	75,384
	Burlington Northern Santa Fe Corp.	27,227	2,924,180
#	Capital One Financial Corp.	25,153	1,110,253
	CBS Corp. Class A	1,000	16,190
	CBS Corp. Class B	66,043	1,068,576
	CenturyTel, Inc.	4,000	154,520
	Chubb Corp.	28,200	1,353,882
	Cimarex Energy Co.	6,700	372,118
	Cincinnati Financial Corp.	17,883	530,052
	Citigroup, Inc.	22,900	434,871
	CNA Financial Corp.	22,006	617,048
	Coca-Cola Enterprises, Inc.	43,207	737,543
	Comcast Corp. Class A	141,028	2,986,973
	Comcast Corp. Special Class A Non-Voting	40,350	852,999
#	Comerica, Inc.	5,200	146,068
*	Community Health Systems, Inc.	2,000	69,020
*	Computer Sciences Corp.	16,963	797,770
	ConocoPhillips	57,413	4,737,147
*	Constellation Brands, Inc. Class A	7,400	156,214
	Corn Products International, Inc.	6,900	309,051
	CSX Corp.	50,900	3,292,212
	Cytec Industries, Inc.	1,600	81,280
	Devon Energy Corp.	31,615	3,226,311
	Discover Financial Services	17,677	290,787

1

*	Discovery Holding Co. Class A	14,210	287,468
	Disney (Walt) Co.	9,155	296,164
*	Domtar Corp.	16,243	92,748
	Dow Chemical Co.	23,100	788,403
*	Expedia, Inc.	16,550	292,273
#	Federal National Mortgage Association	21,600	147,744
	Fidelity National Financial, Inc.	15,720	220,552
	Fidelity National Information Services, Inc.	7,380	161,253
	First American Corp.	9,300	235,011
	Foot Locker, Inc.	5,300	86,337
* #	Ford Motor Co.	140,319	625,823
*	Forest Oil Corp.	6,000	341,520
	Fortune Brands, Inc.	5,400	317,628
	Gannett Co., Inc.	15,900	282,861
	GATX Corp.	6,000	262,980
	Genworth Financial, Inc.	13,859	222,437
*	Goodyear Tire & Rubber Co.	7,700	150,997
	Hanover Insurance Group, Inc.	5,201	245,643
	Hartford Financial Services Group, Inc.	21,550	1,359,374
	HCC Insurance Holdings, Inc.	3,300	83,094
*	HSN, Inc.	6,274	91,914
*	IAC/InterActiveCorp.	15,686	260,388
*	Ingram Micro, Inc.	17,972	339,850
	International Paper Co.	34,863	943,044
	Intersil Corp.	10,988	257,449
*	Interval Leisure Group, Inc.	6,274	81,499
	J.C. Penney Co., Inc.	4,900	190,953
	J.M. Smucker Co.	5,650	306,399
	Jabil Circuit, Inc.	8,000	134,880
* #	JDS Uniphase Corp.	7,586	77,074
	JPMorgan Chase & Co.	123,703	4,761,328
*	Kansas City Southern	346	17,795
	Kennametal, Inc.	1,700	59,891
	KeyCorp	21,700	260,617
*	King Pharmaceuticals, Inc.	9,400	107,536
	Kraft Foods, Inc.	59,100	1,862,241
	Legg Mason, Inc.	4,600	204,838
#	Leggett & Platt, Inc.	6,000	133,860
#	Lehman Brothers Holdings, Inc.	18,500	297,665
*	Lender Processing Services, Inc.	3,090	102,897
*	Liberty Global, Inc. Class A	6,890	242,390
*	Liberty Global, Inc. Series C	8,890	295,326
*	Liberty Media Corp. - Entertainment Class A	49,792	1,383,720
*	Liberty Media Holding Corp. Interactive Class A	49,699	675,409
	Lincoln National Corp.	21,700	1,101,492
	Loews Corp.	49,700	2,158,471
	Lubrizol Corp.	2,000	105,980
#	M&T Bank Corp.	4,200	299,628
	Macy’s, Inc.	28,232	587,790
	Marathon Oil Corp.	20,595	928,217
*	Mariner Energy, Inc.	3,318	96,521
	Marsh & McLennan Companies, Inc.	10,723	342,385

2

#	Marshall & Ilsley Corp.	6,936	106,814
	Masco Corp.	11,900	226,814
	MeadWestavco Corp.	21,241	562,462
	Mercury General Corp.	3,900	198,666
	Merrill Lynch & Co., Inc.	22,300	632,205
#	MetLife, Inc.	69,000	3,739,800
*	Micron Technology, Inc.	52,000	220,480
* #	Mohawk Industries, Inc.	5,650	390,132
	Molson Coors Brewing Co.	11,200	533,680
	Morgan Stanley	36,630	1,495,603
#	National City Corp.	22,500	113,400
	Nationwide Financial Services, Inc.	5,300	272,632
	New York Community Bancorp, Inc.	34,500	568,905
*	Newfield Exploration Co.	9,200	416,024
	Norfolk Southern Corp.	46,400	3,411,792
	Northrop Grumman Corp.	40,423	2,783,124
	Odyssey Re Holdings Corp.	8,300	313,408
	Old Republic International Corp.	23,459	256,407
	Omnicare, Inc.	4,000	129,000
	Overseas Shipholding Group, Inc.	5,100	365,874
	Patterson-UTI Energy, Inc.	850	24,157
	Pentair, Inc.	2,100	77,175
	PepsiAmericas, Inc.	10,300	241,329
	PerkinElmer, Inc.	2,900	82,389
	Pioneer Natural Resources Co.	4,412	278,706
*	Pride International, Inc.	3,644	139,966
	Principal Financial Group, Inc.	16,083	736,441
	Protective Life Corp.	6,500	235,885
	Prudential Financial, Inc.	21,800	1,606,878
	R. R. Donnelley & Sons Co.	7,400	206,312
	Raytheon Co.	2,568	154,054
#	Reinsurance Group of America, Inc.	5,800	279,328
	Reliance Steel & Aluminum Co.	1,900	108,319
*	Reliant Energy, Inc.	11,100	189,033
	Reynolds American, Inc.	6,500	344,370
*	Rockwood Holdings, Inc.	2,400	90,840
	Rowan Companies, Inc.	4,100	151,454
	Royal Caribbean Cruises, Ltd.	4,700	127,746
	Ryder System, Inc.	6,100	393,572
	SAFECO Corp.	7,800	527,280
*	Sandisk Corp.	2,000	28,920
* #	Sears Holdings Corp.	3,900	358,605
	Service Corp. International	10,300	105,163
* #	Smithfield Foods, Inc.	13,000	261,430
	Southwest Airlines Co.	73,600	1,120,928
	Sovereign Bancorp, Inc.	33,585	324,431
	Sprint Nextel Corp.	63,141	550,589
	StanCorp Financial Group, Inc.	3,800	186,238
*	Sun Microsystems, Inc.	5,500	49,500
	SunTrust Banks, Inc.	11,200	469,168
	SUPERVALU, Inc.	16,703	387,343
*	Symantec Corp.	27,677	617,474

3

#	Synovus Financial Corp.	7,300	67,160
	Telephone & Data Systems, Inc.	6,000	230,400
	Telephone & Data Systems, Inc. Special Shares	3,000	112,050
	The Travelers Companies, Inc.	61,868	2,732,091
*	Ticketmaster	6,274	134,452
	Tidewater, Inc.	4,000	242,680
	Time Warner, Inc.	262,000	4,288,940
	Timken Co.	2,200	71,104
*	Toll Brothers, Inc.	10,707	266,390
	Torchmark Corp.	2,800	167,272
	Transatlantic Holdings, Inc.	4,100	246,410
*	Tree.com, Inc.	1,045	7,942
	Tyco Electronics, Ltd.	15,320	504,181
	Tyson Foods, Inc. Class A	22,881	332,232
	Union Pacific Corp.	63,200	5,302,480
	UnionBanCal Corp.	3,246	239,165
*	Unit Corp.	1,300	88,049
*	United States Cellular Corp.	3,700	193,510
	Unum Group	31,512	800,720
*	URS Corp.	2,800	134,288
	Valero Energy Corp.	17,156	596,343
	Verizon Communications, Inc.	102,200	3,589,264
	W. R. Berkley Corp.	6,100	143,716
*	Watson Pharmaceuticals, Inc.	9,800	297,038
*	WellPoint, Inc.	18,859	995,567
	Wesco Financial Corp.	400	148,400
	Weyerhaeuser Co.	19,532	1,083,831
#	Whirlpool Corp.	2,318	188,592
	Wyndham Worldwide Corp.	14,600	281,488
	Xerox Corp.	37,304	519,645
#	Zions Bancorporation	2,300	61,732
TOTAL COMMON STOCKS			123,747,491

		Face
		Amount
		(000)

TEMPORARY CASH INVESTMENTS — (0.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $1,470,000 FNMA 6.50%, 09/01/36, valued at $1,257,276) to be repurchased at $1,237,267	$1,237	1,237,000

SECURITIES LENDING COLLATERAL — (6.6%)
§ @	DFA Short Term Investment Fund LP	8,456	8,456,161

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $619,645 FNMA 5.500%, 10/01/35, valued at $446,645) to be repurchased at $433,739	434	433,636
TOTAL SECURITIES LENDING COLLATERAL			8,889,797

TOTAL INVESTMENTS - (100.0%)
(Cost $128,398,284) ##			$133,874,288

4

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.3%)
COMMON STOCKS — (4.3%)
	Amcor, Ltd.	17,729	$83,210
	Australia & New Zealand Banking Group, Ltd.	40,316	567,715
	AXA Asia Pacific Holdings, Ltd.	28,500	125,684
#	Bendigo Bank, Ltd.	4,596	45,236
	BlueScope Steel, Ltd.	17,555	138,036
#	Boral, Ltd.	16,814	92,378
#	Caltex Australia, Ltd.	5,940	63,537
	Commonwealth Bank of Australia	23,346	840,203
	Crown, Ltd.	6,575	51,394
	CSR, Ltd.	17,194	39,017
	Downer EDI, Ltd.	8,133	51,454
#	Fairfax Media, Ltd.	23,376	56,211
	Foster’s Group, Ltd.	45,221	215,832
	Goodman Fielder, Ltd.	25,914	32,675
	Insurance Australia Group, Ltd.	23,103	78,096
	Lend Lease Corp., Ltd.	11,507	94,591
#	Macquarie Group, Ltd.	5,475	203,022
	Metcash, Ltd.	11,496	38,687
	Mirvac, Ltd.	18,325	44,961
	National Australia Bank, Ltd.	35,036	727,001
	Onesteel, Ltd.	17,897	104,566
	Origin Energy, Ltd.	14,533	200,482
	OZ Minerals, Ltd.	21,572	32,116
	Qantas Airways, Ltd.	18,058	51,987
#	Seven Network, Ltd.	2,558	17,116
	Suncorp-Metway, Ltd.	13,622	132,255
	TABCORP Holdings, Ltd.	12,446	90,918
TOTAL — AUSTRALIA			4,218,380

AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
#	Erste Group Bank AG	3,995	238,741
	OMV AG	5,156	330,327
	Voestalpine AG	1,890	102,308
#	Wienerberger AG	3,869	101,529
TOTAL — AUSTRIA			772,905

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
*	Cumerio NV SA- Strip	30	—

1

	Delhaize Group	3,186	205,542
#	Dexia SA	24,255	342,781
	UCB SA	2,114	82,668
TOTAL COMMON STOCKS			630,991

RIGHTS/WARRANTS — (0.0%)
*	Umicore	150	4
TOTAL — BELGIUM			630,995

CANADA — (5.9%)
COMMON STOCKS — (5.9%)
	Astral Media, Inc. Class A	700	21,914
#	Bank of Montreal	7,900	346,192
	Barrick Gold Corp.	18,600	647,269
	BCE, Inc.	5,588	211,721
	Canadian Pacific Railway, Ltd.	3,200	195,231
#	Canadian Tire Corp. Class A	800	40,663
*	CGI Group, Inc.	5,000	54,577
*	Domtar Corp.	8,000	45,734
	Empire Co., Ltd. Class A	1,200	52,744
#	Fairfax Financial Holdings, Inc.	300	65,832
#	George Weston, Ltd.	1,600	71,019
#	Gerdau Ameristeel Corp.	4,200	59,333
	Goldcorp, Inc.	19,700	670,149
	Industrial Alliance Insurance & Financial Services, Inc.	2,800	97,438
	ING Canada, Inc.	500	18,836
	Jean Coutu Group PJC, Inc.	1,700	13,529
	Loblaw Companies, Ltd.	1,700	48,496
*	Lundin Mining Corp.	7,100	33,969
	Magna International, Inc. Class A	2,515	144,438
#	Manulife Financial Corp.	17,350	622,724
*	MDS, Inc.	1,608	24,639
	Metro, Inc. Class A	1,800	50,009
#	National Bank of Canada	3,000	141,326
	Onex Corp.	1,700	45,710
	Petro-Canada	10,600	468,704
#	Power Corp. of Canada, Ltd.	5,400	167,218
*	Saskatchewan Wheat Pool, Inc.	3,800	43,841
	Sherritt International Corp.	6,700	60,261
#	Sun Life Financial, Inc.	17,008	655,940
#	The Thomson Corp.	3,000	101,008
#	TransCanada Corp.	12,979	492,244
	Yamana Gold, Inc.	13,300	144,424
TOTAL — CANADA			5,857,132

DENMARK — (1.2%)
COMMON STOCKS — (1.2%)
	A.P. Moller- Maersk Group	42	469,885
	Carlsberg A.S. Series B	1,600	142,035

2

# Danisco A.S.	1,570	105,411
Danske Bank A.S.	12,100	340,490
* Jyske Bank A.S.	3,000	167,987
TOTAL — DENMARK		1,225,808

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Kesko Oyj	3,300	101,657
Outokumpu Oyj Series A	5,000	119,729
Sampo Oyj	6,418	161,460
# Stora Enso Oyj Series R	19,093	191,303
UPM-Kymmene Oyj	15,465	264,229
TOTAL — FINLAND		838,378

FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
Air France-KLM	4,757	114,449
AXA SA	36,997	1,180,480
BNP Paribas SA	19,418	1,741,895
Capgemini SA	1,927	113,771
Casino Guichard Perrachon SA	855	83,785
Ciments Francais SA	500	68,912
CNP Assurances	750	90,025
Compagnie de Saint-Gobain	8,653	528,663
Compagnie Generale des Establissements Michelin Series B	2,607	168,986
Credit Agricole SA	13,900	294,690
# European Aeronautic Defence & Space Co.	8,265	185,024
France Telecom SA	14,340	422,814
Lafarge SA	3,900	470,489
Lagardere S.C.A.	3,576	199,619
Peugeot SA	4,558	216,558
PPR SA	2,116	246,067
Renault SA	5,526	461,439
# Safran SA	3,754	66,715
SCOR SE (4797364)	1	3
SCOR SE (B1LB9P6)	1,207	27,807
Societe Generale Paris	2,500	241,156
Vivendi SA	30,477	1,177,418
TOTAL — FRANCE		8,100,765

GERMANY — (10.8%)
COMMON STOCKS — (10.8%)
Allianz SE	937	156,203
Allianz SE Sponsored ADR	72,836	1,214,904
AMB Generali Holding AG	434	73,261
Bayerische Motoren Werke AG	10,122	414,095
Commerzbank AG	10,095	296,586
Daimler AG	17,468	1,018,217
Daimler AG Sponsored ADR	8,400	490,392
# Deutsche Bank AG	10,577	898,270

3

Deutsche Lufthansa AG	6,846	147,007
Deutsche Telekom AG Sponsored ADR	86,100	1,418,067
E.ON AG	9,303	542,338
E.ON AG Sponsored ADR	27,800	1,628,143
Hannover Rueckversicherung AG	596	25,282
# Hypo Real Estate Holding AG	479	11,531
* Infineon Technologies AG	10,406	88,857
* Infineon Technologies AG ADR	4,000	34,040
Lanxess AG	584	22,396
Linde AG	1,713	214,942
Munchener Rueckversicherungs-Gesellschaft AG	3,975	617,146
Suedzucker AG	2,196	37,223
# TUI AG	3,928	78,062
# Volkswagen AG	4,282	1,278,745
TOTAL — GERMANY		10,705,707

GREECE — (0.1%)
COMMON STOCKS — (0.1%)
Alpha Bank A.E.	1,100	27,990
Hellenic Petroleum S.A.	6,311	79,295
TOTAL — GREECE		107,285

HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cathay Pacific Airways, Ltd.	45,000	83,448
Cheung Kong Holdings, Ltd.	33,000	469,061
Great Eagle Holdings, Ltd.	8,229	22,797
Hang Lung Group, Ltd.	20,000	85,196
Henderson Land Development Co., Ltd.	13,000	78,364
Hong Kong and Shanghai Hotels, Ltd.	19,052	27,143
Hopewell Holdings, Ltd.	14,000	53,346
Hutchison Whampoa, Ltd.	74,000	686,975
Hysan Development Co., Ltd.	20,056	54,809
MTR Corp., Ltd.	44,610	143,621
New World Development Co., Ltd.	139,053	211,048
Sino Land Co., Ltd.	43,990	77,002
Sun Hung Kai Properties, Ltd.	27,000	368,157
Wharf Holdings, Ltd.	59,014	213,276
Wheelock and Co., Ltd.	55,000	130,445
TOTAL — HONG KONG		2,704,688

IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
Allied Irish Banks P.L.C.	6,430	81,642
Allied Irish Banks P.L.C. Sponsored ADR	1,100	28,215
Bank of Ireland P.L.C.	7,396	58,925
Bank of Ireland P.L.C. Sponsored ADR	600	19,590
TOTAL — IRELAND		188,372

4

ITALY — (1.8%)
COMMON STOCKS — (1.8%)
Banca Popolare di Milano Scarl	7,333	73,032
Banco Popolare Scarl	3,698	70,442
Fondiaria - Sai SpA	2,059	57,050
Intesa Sanpaolo SpA	64,553	346,511
Italcementi SpA	1,768	24,761
Pirelli & Co. SpA	53,332	36,014
Telecom Italia SpA Sponsored ADR	24,800	400,272
UniCredito Italiano SpA	105,932	569,984
Unione di Banche Italiane ScpA	6,822	152,496
Unipol Gruppo Finanziario SpA	28,275	70,495
TOTAL — ITALY		1,801,057

JAPAN — (11.1%)
COMMON STOCKS — (11.1%)
Aioi Insurance Co., Ltd.	8,500	41,846
Aisin Seiki Co., Ltd.	5,100	134,264
Ajinomoto Co., Inc.	16,000	145,784
Alps Electric Co., Ltd.	4,200	37,960
Amada Co., Ltd.	8,000	48,456
Aoyama Trading Co., Ltd.	1,100	19,912
Bridgestone Corp.	17,400	292,724
Canon Marketing Japan, Inc.	2,000	32,824
Chuo Mitsui Trust Holdings, Inc.	12,000	66,158
Citizen Holdings Co., Ltd.	3,000	20,717
Coca-Cola West Japan Co., Ltd.	1,000	23,127
Cosmo Oil Co., Ltd.	10,000	29,207
# CSK Holdings Corp.	2,200	34,709
Dai Nippon Printing Co., Ltd.	13,000	183,541
Dai Nippon Sumitomo Pharma Co., Ltd.	7,000	62,032
Daicel Chemical Industries, Ltd.	4,000	20,284
Daiwa House Industry Co., Ltd.	11,000	108,093
# Ebara Corp.	8,000	18,716
Fuji Electric Holdings Co., Ltd.	12,000	28,260
Fuji Heavy Industries, Ltd.	6,000	34,300
FUJIFILM Holdings Corp.	14,300	393,479
Fujikura, Ltd.	11,000	51,202
Fukuoka Financial Group, Inc.	11,000	38,693
Futaba Industrial Co., Ltd.	2,300	37,006
Gunze, Ltd.	4,000	16,924
Hankyu Hanshin Holdings, Inc.	28,000	123,326
Heiwa Corp.	1,800	16,039
Hitachi Cable, Ltd.	5,000	18,009
Hitachi Maxell, Ltd.	2,300	25,693
Hitachi Transport System, Ltd.	2,000	27,074
Hitachi, Ltd.	76,000	559,736
Hitachi, Ltd. Sponsored ADR	1,700	124,576
House Foods Corp.	2,000	32,553
JS Group Corp.	4,848	65,813
Juroku Bank, Ltd.	5,000	20,717

5

	Kajima Corp.	18,000	55,410
	Kamigumi Co., Ltd.	4,000	30,873
#	Kandenko Co., Ltd.	3,000	18,038
	Kaneka Corp.	8,000	50,244
	Kinden Corp.	2,000	19,106
	Kiyo Holdings, Inc.	5,000	7,760
	Kokuyo Co., Ltd.	2,000	16,133
	Komori Corp.	1,000	14,591
	Kyocera Corp.	3,700	310,098
	Mabuchi Motor Co., Ltd.	400	18,677
	MARUI GROUP CO., Ltd.	6,000	43,847
	Matsushita Electric Works, Ltd.	7,000	64,702
	Meiji Dairies Corp.	6,000	34,262
#	Meiji Seika Kaisha, Ltd.	6,000	28,251
	Mitsubishi Heavy Industries, Ltd.	87,000	415,508
#	Mitsubishi Logistics Corp.	4,000	45,364
#	Mitsubishi Rayon Co., Ltd.	16,000	43,178
	Mitsubishi UFJ Financial Group, Inc. ADR	60,500	462,220
	Mitsui Chemicals, Inc.	14,000	69,099
	Mitsui Mining and Smelting Co., Ltd.	16,000	42,632
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	8,250	270,593
	Nagase & Co., Ltd.	2,000	18,940
	NEC Corp.	48,000	221,205
#	NGK Spark Plug Co., Ltd.	4,000	44,203
	Nippon Express Co., Ltd.	16,000	74,812
	Nippon Kayaku Co., Ltd.	4,000	25,455
	Nippon Meat Packers, Inc.	5,000	81,176
	Nippon Mining Holdings, Inc.	16,500	91,651
	Nippon Mitsubishi Oil Corp.	36,100	225,152
	Nippon Paper Group, Inc.	20	57,117
	Nippon Sheet Glass Co., Ltd.	7,000	35,847
	Nipponkoa Insurance Co., Ltd.	11,000	72,170
	Nishi-Nippon Bank, Ltd.	18,000	47,023
#	Nissan Motor Co., Ltd.	66,700	506,659
	Nisshin Seifun Group, Inc.	3,300	45,532
	Nisshin Steel Co., Ltd.	23,000	61,450
	Nisshinbo Industries, Inc.	3,000	33,030
	Obayashi Corp.	9,000	41,630
	Oji Paper Co., Ltd.	19,000	99,259
#	Onward Holdings Co., Ltd.	2,000	21,720
	Pioneer Electronic Corp.	2,900	22,013
	Q.P. Corp.	2,300	21,772
	Rengo Co., Ltd.	6,000	43,334
#	Resona Holdings, Inc.	70	81,474
	RICOH COMPANY, Ltd.	8,000	132,053
	Rohm Co., Ltd.	2,400	138,175
	Sanwa Holdings Corp.	3,000	11,169
	Sapporo Hokuyo Holdings, Inc.	6	32,294
#	Sega Sammy Holdings, Inc.	3,800	36,043
#	Seiko Epson Corp.	2,300	66,354
	Seino Holdings Co., Ltd.	2,000	11,694
	Sekisui Chemical Co., Ltd.	11,000	68,129

6

	Sekisui House, Ltd.	13,000	122,862
	Shiga Bank, Ltd.	4,000	26,278
#	Shimachu Co., Ltd.	1,200	28,855
	Shimizu Corp.	12,000	50,623
	Shinko Securities Co., Ltd.	11,000	31,963
	Shinsei Bank, Ltd.	4,000	13,601
	Shizuoka Bank, Ltd.	9,000	90,175
	Sojitz Corp.	26,870	76,667
	Sompo Japan Insurance, Inc.	12,000	108,198
	Sony Corp.	6,800	259,950
	Sumitomo Bakelite Co., Ltd.	9,000	46,431
	Sumitomo Corp.	11,800	147,014
	Sumitomo Electric Industries, Ltd.	17,000	195,085
	Sumitomo Forestry Co., Ltd.	3,000	21,429
	Sumitomo Mitsui Financial Group, Inc.	1	4,843
	Sumitomo Rubber Industries, Ltd.	6,600	52,653
	Sumitomo Trust & Banking Co., Ltd.	23,000	137,293
	Taiheiyo Cement Corp.	11,600	19,024
	Taisei Corp.	18,000	40,975
	Taisho Pharmaceutical Co., Ltd.	3,000	63,634
	Taiyo Yuden Co., Ltd.	1,000	11,021
	TDK Corp.	900	52,137
	Teijin, Ltd.	12,000	38,451
	The 77 Bank, Ltd.	9,000	51,363
	The Bank of Iwate, Ltd.	300	16,965
	The Bank of Kyoto, Ltd.	5,000	52,147
	The Bank of Nagoya, Ltd.	3,000	16,331
	The Chiba Bank, Ltd.	10,000	54,799
	The Chugoku Bank, Ltd.	5,400	70,605
	The Daishi Bank, Ltd.	5,000	19,917
	The Gunma Bank, Ltd.	12,000	67,548
	The Hachijuni Bank, Ltd.	9,000	52,193
	The Higo Bank, Ltd.	3,000	17,326
	The Hiroshima Bank, Ltd.	11,000	41,189
	The Hokkoku Bank, Ltd.	5,000	18,340
	The Hyakugo Bank, Ltd.	4,000	22,542
	The Hyakujishi Bank, Ltd.	3,000	15,843
	The Iyo Bank, Ltd.	7,000	74,281
	The Joyo Bank, Ltd.	20,000	92,082
	The Kagoshima Bank, Ltd.	5,000	33,094
	The Nanto Bank, Ltd.	3,000	16,184
	The Ogaki Kyoritsu Bank, Ltd.	4,000	20,535
	The San-in Godo Bank, Ltd.	3,000	23,206
#	Toda Corp.	4,000	14,395
	Tokio Marine Holdings, Inc.	13,200	447,707
	Tokio Marine Holdings, Inc. ADR	2,700	90,423
	Tokyo Steel Manufacturing Co., Ltd.	1,500	15,837
	Toppan Printing Co., Ltd.	16,000	144,210
	Toyo Seikan Kaisha, Ltd.	5,100	92,430
	Toyota Auto Body Co., Ltd.	2,000	35,049
	TV Asahi Corp.	9	12,850
	UNY Co., Ltd.	2,000	22,048

7

#	Wacoal Corp.	2,000	23,519
	Yamaguchi Financial Group, Inc.	2,000	22,959
	Yamaha Corp.	2,000	35,113
	Yamaha Motor Co., Ltd.	3,000	46,215
	Yamanashi Chuo Bank, Ltd.	3,000	15,873
#	Yamazaki Baking Co., Ltd.	5,000	58,989
	Yokohama Rubber Co., Ltd.	8,000	41,855
TOTAL — JAPAN			10,997,999

NETHERLANDS — (6.4%)
COMMON STOCKS — (6.4%)
Aegon NV	41,089	484,029
ArcelorMittal	26,580	2,085,041
ING Groep NV	37,531	1,169,254
ING Groep NV Sponsored ADR	8,600	267,890
Koninklijke Ahold NV	21,065	263,371
Koninklijke DSM NV	4,506	259,341
Koninklijke Philips Electronics NV	46,544	1,512,220
Randstad Holdings NV	1	8
SNS Reaal	4,485	74,528
STMicroelectronics NV	14,282	186,546
TOTAL — NETHERLANDS		6,302,228

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Contact Energy, Ltd.	18,151	105,970
Fletcher Building, Ltd.	9,890	51,513
TOTAL — NEW ZEALAND		157,483

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
	DNB Nor ASA Series A	18,000	208,684
# *	Marine Harvest	72,000	50,149
	Norsk Hydro ASA	21,300	226,985
	Orkla ASA	32,950	422,698
	Storebrand ASA	10,400	80,835
TOTAL — NORWAY			989,351

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Banco Comercial Portugues SA	23,860	41,223
Banco Espirito Santo SA	8,000	103,370
TOTAL — PORTUGAL		144,593

SINGAPORE — (1.6%)
COMMON STOCKS — (1.6%)
DBS Group Holdings, Ltd.	28,000	354,046
Fraser & Neave, Ltd.	40,500	124,197

8

	Jardine Cycle & Carriage, Ltd.	3,155	39,349
#	Neptune Orient Lines, Ltd.	19,000	29,943
	Overseas Chinese Banking Corp., Ltd.	60,000	340,008
	Singapore Airlines, Ltd.	17,800	190,357
	United Industrial Corp., Ltd.	43,000	72,944
	United Overseas Bank, Ltd.	29,000	385,998
	UOL Group, Ltd.	12,400	25,070
TOTAL — SINGAPORE			1,561,912

SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
	Acciona SA	679	135,022
#	Acerinox SA	10,000	188,999
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	17,100	287,793
#	Banco de Sabadell SA	30,076	234,172
	Banco Espanol de Credito SA	2,157	29,477
#	Banco Pastor SA	4,800	46,479
#	Banco Popular Espanol SA	10,136	107,112
	Banco Santander Central Hispano SA	108,190	1,839,164
	Banco Santander SA Sponsored ADR	61,400	1,042,572
	Ebro Puleva SA	1,846	31,841
	Grupo Ferrovial SA	3,298	164,787
	Iberia Lineas Aereas de Espana SA	10,900	32,315
	Mapfre SA	10,750	51,410
	Repsol YPF SA	21,824	675,027
	Repsol YPF SA Sponsored ADR	15,200	468,920
TOTAL — SPAIN			5,335,090

SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
#	Electrolux AB Series B	8,100	103,926
#	Holmen AB Series B	2,300	73,373
	Nordea Bank AB	56,330	748,239
	Skandinaviska Enskilda Banken AB Series A	7,800	139,478
	Svenska Cellulosa AB Series B	17,300	196,533
	Svenska Handelsbanken AB Series A	7,700	185,275
#	Swedbank AB Series A	6,100	107,194
	Tele2 AB Series B	6,400	98,439
	Telefonaktiebolaget LM Erricson Sponsored ADR	15,470	176,668
	TeliaSonera AB	20,500	142,863
	Volvo AB Series A	6,000	65,502
	Volvo AB Series B	15,700	177,951
TOTAL — SWEDEN			2,215,441

SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
Adecco SA	2,599	121,950
Baloise-Holding AG	3,031	259,311
Banque Cantonale Vaudoise	110	33,295
Credit Suisse Group AG	22,276	1,033,221

9

	Credit Suisse Group AG Sponsored ADR	7,600	352,488
#	Ems-Chemie Holding AG	350	43,033
	Givaudan SA	252	209,699
	Helvetia Holding AG	133	41,221
	Holcim, Ltd.	7,515	540,335
	Sulzer AG	1,080	132,699
	Swatch Group AG	485	113,990
	Swiss Life Holding AG	1,200	218,309
	Swiss Re	12,359	760,183
*	UBS AG	14,146	307,479
	Valiant Holding AG	600	106,843
	Zurich Financial SVCS AG	3,371	880,055
TOTAL — SWITZERLAND			5,154,111

UNITED KINGDOM — (19.0%)
COMMON STOCKS — (19.0%)
	Alliance & Leicester P.L.C.	5,000	29,651
	Amlin P.L.C.	10,618	56,008
	Associated British Foods P.L.C.	16,991	249,269
	Aviva P.L.C.	75,472	704,500
	Barclays P.L.C.	293	1,875
#	Barclays P.L.C. Sponsored ADR	33,200	853,240
	British Airways P.L.C.	30,103	136,901
	Cable and Wireless P.L.C.	27,991	90,241
	Carnival P.L.C.	3,722	127,600
#	Carnival P.L.C. ADR	5,700	197,733
*	easyJet P.L.C.	6,000	35,812
	Enterprise Inns P.L.C.	11,654	64,116
	Friends Provident P.L.C.	39,000	69,967
	GKN P.L.C.	25,760	114,897
	HBOS P.L.C.	110,116	630,301
	HSBC Holdings P.L.C.	26,506	417,066
	HSBC Holdings P.L.C. Sponsored ADR	43,133	3,394,998
	International Power P.L.C.	50,042	359,221
	ITV P.L.C.	124,146	100,969
	Kingfisher P.L.C.	90,519	218,649
	Ladbrokes P.L.C.	14,936	61,389
	Legal and General Group P.L.C.	152,444	278,127
	Meggitt P.L.C.	25,537	106,766
	Millennium and Copthorne Hotels P.L.C.	3,776	21,246
	Mondi P.L.C.	16,202	96,189
	Old Mutual P.L.C.	121,977	215,728
	Pearson P.L.C.	19,974	246,704
	Pearson P.L.C. Sponsored ADR	15,400	190,960
	Rexam P.L.C.	24,810	183,107
*	Rolls-Royce Group P.L.C.	21,355	154,127
	Royal Bank of Scotland Group P.L.C.	274,459	1,167,297
	Royal Dutch Shell P.L.C. ADR	34,665	2,384,605
	RSA Insurance Group P.L.C.	71,020	194,434
	SABmiller P.L.C.	10,174	218,538
	Sainsbury (J.) P.L.C.	48,518	306,875

10

Schroders P.L.C.	5,000	92,201
Schroders P.L.C. Non-Voting	931	15,256
Thomas Cook Group P.L.C.	22,842	95,119
Tomkins P.L.C. Sponsored ADR	1,700	18,598
Vodafone Group P.L.C.	873,842	2,233,146
Vodafone Group P.L.C. Sponsored ADR	67,125	1,715,044
Whitbread P.L.C.	8,177	167,771
William Morrison Supermarkets P.L.C.	97,778	501,969
WPP Group P.L.C.	21,749	211,693
TOTAL — UNITED KINGDOM		18,729,903

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $555,000 FNMA 6.50%, 09/01/36, valued at $474,456) to be repurchased at $467,101	$467	467,000

SECURITIES LENDING COLLATERAL — (9.7%)
§ @	DFA Short Term Investment Fund LP	8,571	8,571,086

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $1,134,824 FNMA 7.000%, 04/01/38, valued at $1,003,100) to be repurchased at $983,665	983	983,431
TOTAL SECURITIES LENDING COLLATERAL			9,554,517

TOTAL INVESTMENTS - (100.0%)
(Cost $98,421,108)##			$98,761,100

11

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (7.1%)
COMMON STOCKS — (7.1%)
#	ABB Grain, Ltd.	12,604	$88,823
	Adelaide Brighton, Ltd.	18,856	58,281
#	AED Oil, Ltd.	4,139	6,953
#	Alesco Corp., Ltd.	6,088	35,896
*	Alliance Resources, Ltd.	19,046	14,578
	Amalgamated Holdings, Ltd.	4,611	18,576
# *	Andean Resources, Ltd.	22,721	24,847
	Ansell, Ltd.	7,288	76,754
#	APA Group	19,864	61,741
#	APN News & Media, Ltd.	17,202	48,687
*	Aquila Resources, Ltd.	13,188	182,806
# *	ARC Energy, Ltd.	16,640	18,432
*	Arrow Energy NL	47,912	142,076
	Ausdrill, Ltd.	14,039	30,619
*	Austar United Communications, Ltd.	47,280	47,638
	Austereo Group, Ltd.	21,665	32,517
#	Australian Agricultural Co., Ltd.	17,898	48,151
	Australian Infrastructure Fund	24,150	54,588
# *	Australian Pharmaceutical Industries, Ltd.	11,702	6,898
#	Australian Wealth Management, Ltd.	37,606	46,161
*	Australian Worldwide Exploration, Ltd.	23,174	69,191
	AVJennings, Ltd.	21,460	11,568
#	AWB, Ltd.	21,272	53,265
#	Babcock & Brown Communities, Ltd.	55,963	21,493
	Babcock & Brown Wind Partners	14,000	16,022
	Bank of Queensland, Ltd.	10,788	145,831
	Beach Petroleum, Ltd.	60,736	59,527
	Becton Property Group	6,791	4,350
*	Bendigo Mining, Ltd.	12,000	1,796
#	Boom Logistics, Ltd.	8,744	8,922
#	Bradken, Ltd.	7,933	74,342
	Brickworks, Ltd.	4,237	43,170
#	Cabcharge Australia, Ltd.	9,538	56,336
	Campbell Brothers, Ltd.	3,813	114,493
# *	CBH Resources, Ltd. (6727905)	39,097	3,492
*	CBH Resources, Ltd. (CH4215813)	4,110	—
*	Centamin Egypt, Ltd.	47,703	44,569
#	Centennial Coal Co., Ltd.	17,513	85,301
*	Ceramic Fuel Cells, Ltd.	23,600	8,977
	Charter Hall Group	17,492	13,232
*	Chemeq, Ltd.	5,304	378

1

# *	Citigold Corp., Ltd.	58,895	8,840
*	Clough, Ltd.	17,664	12,015
*	Coal of Africa, Ltd.	22,474	58,581
# *	Compass Resources, Ltd.	4,831	2,605
	ConnectEast Group	65,365	45,677
#	Corporate Express Australia, Ltd.	5,746	24,549
#	Count Financial, Ltd.	11,804	16,415
#	Crane Group, Ltd.	6,324	74,957
#	David Jones, Ltd.	41,185	152,560
*	Deep Yellow, Ltd.	47,823	10,190
	Downer EDI, Ltd.	18,234	115,358
#	DUET Group	39,933	101,890
#	Energy Developments, Ltd.	5,890	14,839
*	Energy World Corp., Ltd.	50,545	41,132
	Envestra, Ltd.	43,775	26,164
	Felix Resources, Ltd.	6,236	106,892
#	FKP Property Group	14,528	55,627
	Fleetwood Corp., Ltd.	5,228	41,084
#	Flight Centre, Ltd.	3,898	63,459
	Funtastic, Ltd.	14,805	5,257
#	Futuris Corp., Ltd.	36,067	42,529
# *	Graincorp, Ltd. Series A	3,876	29,105
#	GRD, Ltd.	12,374	7,865
#	Great Southern, Ltd.	15,627	7,872
#	GUD Holdings, Ltd.	3,179	18,157
#	Gunns, Ltd.	26,278	37,796
#	GWA International, Ltd.	13,074	31,754
#	Healthscope, Ltd.	13,454	48,360
#	Hills Industries, Ltd.	20,416	74,176
*	Horizon Oil, Ltd.	65,914	17,977
# *	IBA Health Group, Ltd.	55,647	33,432
	iiNet, Ltd.	8,275	12,475
#	Iluka Resources, Ltd.	11,044	42,102
	Independence Group NL	5,844	16,407
#	Invocare, Ltd.	6,309	28,442
#	IOOF Holdings, Ltd.	3,603	16,717
#	Iress Market Technology, Ltd.	6,392	34,956
# *	Jabiru Metals, Ltd.	19,707	6,384
#	JB Hi-Fi, Ltd.	7,902	93,131
#	Just Group, Ltd.	12,100	35,450
#	Kagara, Ltd.	13,881	36,933
# *	Kings Minerals NL	37,407	7,023
# *	Kingsgate Consolidated, Ltd.	8,435	35,733
# *	Linc Energy, Ltd.	7,300	21,763
# *	Lynas Corp., Ltd.	26,000	25,421
#	MacMahon Holdings, Ltd.	33,397	49,966
	Macquarie Communications Infrastructure Group	10,000	25,522
#	Macquarie Media Group, Ltd.	18,151	55,054
# *	McGuigan Simeon Wines, Ltd.	10,169	8,386
	McMillan Shakespeare, Ltd	6,700	16,087
	Mincor Resources NL	14,047	22,651
*	Mineral Deposits, Ltd.	41,200	18,192

2

#	Monadelphous Group, Ltd.	6,085	85,219
	Mortgage Choice, Ltd.	10,500	9,440
# *	Murchison Metals, Ltd.	8,000	15,105
	MYOB, Ltd.	3,278	3,140
# *	Nexus Energy, Ltd.	10,855	12,824
# *	Novogen, Ltd.	884	1,179
#	Oakton, Ltd.	7,474	25,040
*	Oceana Gold Corp.	6,035	3,284
#	Pacific Brands, Ltd.	23,695	44,985
*	PanAust, Ltd.	102,340	75,653
	Panoramic Resources, Ltd.	7,300	13,608
	Paperlinx, Ltd.	18,526	30,798
	Peet, Ltd.	5,900	12,403
#	Perilya, Ltd.	10,303	4,633
#	Perpetual Trustees Australia, Ltd.	1,660	63,395
# *	Petsec Energy, Ltd.	4,391	1,512
*	Pharmaxis, Ltd.	12,478	23,524
#	Platinum Asset Mangement, Ltd.	8,627	26,465
# *	Platinum Australia, Ltd.	17,167	36,719
#	PMP, Ltd.	17,571	18,718
*	Portman, Ltd.	3,425	54,679
	Primary Health Care, Ltd.	6,226	27,909
	Prime Media Group, Ltd.	2,214	4,518
	Programmed Maintenance Service, Ltd.	832	2,780
#	Ramsay Health Care, Ltd.	8,764	80,941
#	RCR Tomlinson, Ltd.	10,693	10,868
	Reece Australia, Ltd.	1,000	17,137
# *	Resolute Mining, Ltd.	14,432	19,729
#	Ridley Corp., Ltd.	30,638	29,616
*	Riversdale Mining, Ltd.	13,000	115,190
# *	Roc Oil Co., Ltd.	17,083	17,363
#	SAI Global, Ltd.	8,203	21,435
#	Salmat, Ltd.	12,046	34,939
#	Seek, Ltd.	4,000	17,933
#	Select Harvests, Ltd.	2,438	11,802
#	Service Stream, Ltd.	13,279	11,219
	Seven Network, Ltd.	6,684	44,725
#	Sigma Pharmaceuticals, Ltd.	54,024	59,970
*	Silex System, Ltd.	7,191	44,061
# *	Sino Gold Mining, Ltd.	11,269	41,090
#	SMS Management & Technology, Ltd.	6,207	20,473
	SP Telemedia, Ltd.	25,871	3,536
	Spark Infrastructure Group	36,194	47,947
	Specialty Fashion Group, Ltd.	19,600	12,819
#	Spotless Group, Ltd.	11,651	36,178
# *	St. Barbara, Ltd.	44,036	8,072
	Straits Resources, Ltd.	11,702	55,214
#	STW Communications Group, Ltd.	15,518	18,292
#	Sunland Group, Ltd.	14,139	28,953
	Super Cheap Auto Group, Ltd.	6,900	15,627
*	Tap Oil, Ltd.	12,796	12,514
	Tassal Group, Ltd.	7,655	15,359

3

	Technology One, Ltd.	23,020	17,744
#	Ten Network Holdings, Ltd.	50,990	73,520
	Thakral Holdings Group	87,685	56,428
#	Timbercorp, Ltd.	31,392	22,771
	Tower Australia Group, Ltd.	33,631	85,448
	Transfield Services, Ltd.	6,136	44,108
	Trust Co., Ltd.	639	4,204
#	UXC, Ltd.	13,190	11,707
	Village Roadshow, Ltd.	11,681	17,028
	Virgin Blue Holdings, Ltd.	13,547	6,644
	Washington H. Soul Pattinson & Co., Ltd.	7,330	70,380
#	Watpac, Ltd.	4,747	10,901
#	Wattyl, Ltd.	8,527	9,840
#	West Australian Newspapers Holdings, Ltd.	2,000	15,537
# *	Western Areas NL	7,047	55,922
	WHK Group, Ltd.	9,562	8,956
TOTAL COMMON STOCKS			5,778,856

RIGHTS/WARRANTS — (0.0%)
# *	Beach Petroleum, Ltd. Rights 06/30/10	6,073	516
*	Oceana Gold Corp. Options 01/01/09	157	—
TOTAL RIGHTS/WARRANTS			516

TOTAL — AUSTRALIA			5,779,372

AUSTRIA — (1.0%)
COMMON STOCKS — (1.0%)
#	Agrana Beteiligungs AG	319	25,023
	Andritz AG	1,712	104,991
# *	Austrian Airlines AG	1,367	11,988
*	BWIN Interactive Entertainment AG	1,406	38,984
	BWT AG	472	14,073
*	Christ Water Techology AG	472	3,749
	Constantia Packaging AG	275	18,981
	Flughafen Wien AG	543	44,043
*	Intercell AG	2,073	90,718
	Lenzing AG	106	48,674
	Mayr-Melnhof Karton AG	840	66,160
	Oberbank AG	984	67,783
#	Palfinger AG	904	20,159
*	RHI AG	833	37,734
	Schoeller-Bleckmann Oilfield Equipment AG	838	69,614
#	Uniqa Versicherungen AG	4,023	116,372
TOTAL COMMON STOCKS			779,046

RIGHTS/WARRANTS — (0.0%)
* Austrian Airlines AG Rights 09/08/08	1,367	—
TOTAL — AUSTRIA		779,046

4

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & Van Haaren	1,200	118,937
*	Agfa Gevaert NV	1,661	13,228
	Banque Nationale de Belgique	9	39,584
	Barco NV	500	23,348
	Bekaert SA	644	112,303
#	Compagnie d’Entreprises CFE	280	29,385
	Compagnie Immobiliere de Belgique SA	200	11,701
#	Compagnie Maritime Belge SA	1,500	79,808
*	Cumerio NV SA- Strip	25	—
#	Deceuninck NV	1,300	14,046
	D’Ieteren NV SA	185	46,545
	Econocom Group SA	1,771	21,774
#	Elia System Operator SA NV	1,000	38,561
	Euronav SA	1,500	63,455
#	Exmar NV	1,500	39,512
	Ion Beam Application	675	15,249
#	Melexis NV	1,058	16,197
	Omega Pharma SA	1,200	60,736
# *	Option NV	1,584	7,834
	Recticel SA	1,421	17,410
	Roularta Media Group NV	455	16,300
	Sipef NV	46	26,995
*	Spector Photo Group SA	188	275
*	Telenet Group Holding NV	1,247	28,403
	Tessenderlo Chemie NV	1,459	80,675
	Van De Velde NV	393	15,512
TOTAL COMMON STOCKS			937,773

RIGHTS/WARRANTS — (0.0%)
*	Umicore	125	4
TOTAL — BELGIUM			937,777

CANADA — (8.3%)
COMMON STOCKS — (8.3%)
*	Aastra Technologies, Ltd.	1,100	16,037
*	Absolute Software Corp.	2,400	30,062
# *	AEterna Zentaris, Inc.	4,000	4,596
	Akita Drilling, Ltd.	1,200	13,957
*	Alamos Gold, Inc.	3,100	17,955
*	Allen-Vanguard Corp.	7,200	7,662
# *	Altius Minerals Corp.	1,000	6,206
	Amerigo Resources, Ltd.	7,200	10,104
*	Anderson Energy, Ltd.	5,100	18,252
# *	Angiotech Pharmaceuticals, Inc.	7,800	14,545
*	Antrim Energy, Inc.	6,500	17,202
*	Anvil Mining, Ltd.	4,200	28,678
*	Aquiline Resources, Inc.	2,600	15,500
*	Arawak Energy, Ltd.	5,152	6,793
	Astral Media, Inc. Class A	2,900	90,785

5

*	Atrium Innovations, Inc.	831	12,248
*	ATS Automation Tooling System, Inc.	5,060	41,412
# *	Aurelian Resources, Inc.	6,200	35,327
*	Aurizon Mines, Ltd.	12,400	38,538
# *	Aurora Energy Resources, Inc.	2,300	4,939
# *	AXIA NetMedia Corp.	4,000	9,041
*	Ballard Power Systems, Inc.	3,700	17,144
*	Bankers Petroleum, Ltd.	13,466	61,509
*	BioteQ Environmental Technologies, Inc.	5,300	15,224
#	Biovail Corp.	4,100	44,792
*	Birchcliff Energy, Ltd.	4,800	57,728
	BMTC Group, Inc.	700	12,361
*	BNK Petroleum, Inc.	4,040	6,659
*	Boralex, Inc. Class A	2,200	29,940
*	Bow Valley Energy, Ltd.	3,500	14,800
*	Breaker Energy, Ltd.	3,200	31,885
*	Breakwater Resources, Ltd.	18,500	5,924
*	Cadence Energy, Inc.	3,300	20,979
	Calfrac Well Services, Ltd.	1,100	26,438
*	Calvalley Petroleum, Inc.	3,100	7,416
	Canaccord Capital, Inc.	2,200	19,062
	Canada Bread Co., Ltd.	800	45,206
*	Canadian Hydro Developers, Inc.	8,100	35,625
*	Canadian Superior Energy, Inc.	10,100	38,714
#	Canadian Western Bank	2,800	63,025
	Canam Group, Inc. Class A	2,100	18,512
*	Canfor Corp.	7,200	73,641
*	Cangene Corp.	2,500	10,925
# *	CanWest Global Communications Corp.	2,400	6,849
*	Cardiome Pharma Corp.	2,500	22,062
	Cascades, Inc.	3,900	25,674
*	Catalyst Paper Corp.	24,005	27,355
	CCL Industries, Inc. Class B	1,500	49,656
*	Celestica, Inc.	16,300	138,008
*	Celtic Exploration, Ltd.	1,500	22,391
*	Certicom Corp.	3,300	5,035
	CHC Helicopter Corp. Class A	800	22,935
# *	Coalcorp Mining, Inc.	5,214	6,531
	Cogeco Cable, Inc.	1,400	58,015
*	COM DEV International, Ltd.	4,500	13,774
*	Compton Petroleum Corp.	7,200	61,300
# *	Connacher Oil & Gas, Ltd.	18,200	70,277
	Corby Distilleries, Ltd.	900	16,868
*	Corridor Resources, Inc.	2,900	15,841
	Corus Entertainment, Inc. Class B	5,400	99,324
*	Cott Corp.	3,000	5,707
# *	Crew Energy, Inc.	1,900	26,841
# *	Crystallex International Corp.	14,000	18,327
	Dalsa Corp.	500	4,521
# *	Denison Mines Corp.	13,884	78,586
	Dorel Industries, Inc. Class B	1,600	50,917
	DundeeWealth, Inc.	4,400	62,159

6

*	Eastern Platinum, Ltd.	39,900	58,997
	Emera, Inc.	2,900	64,347
	Empire Co., Ltd. Class A	200	8,791
*	Equinox Minerals, Ltd.	30,500	114,899
	Equitable Group, Inc.	400	7,953
# *	Etruscan Resources, Inc.	6,200	5,547
*	Euro Goldfields, Ltd.	5,700	22,761
#	Evertz Technologies, Ltd.	3,700	70,216
*	Fairborne Energy, Ltd.	600	7,674
# *	First Calgary Petroleums, Ltd. Class A	9,000	21,360
*	Flint Energy Services, Ltd.	2,500	41,298
*	FNX Mining Co., Inc.	4,197	61,267
# *	Forsys Metals Corp.	2,500	11,655
	Forzani Group, Ltd. Class A	2,300	30,326
# *	Fronteer Development Group, Inc.	7,600	26,197
*	Frontera Copper Corp.	4,300	8,504
*	Galleon Energy, Inc. Class A	5,400	71,912
# *	Garda World Security Corp. Class A	1,750	20,964
	Gennum Corp.	1,400	12,750
*	Glacier Media, Inc.	1,800	6,527
# *	Gold Eagle Mines, Ltd.	4,600	52,204
# *	Golden Star Resources, Ltd.	13,100	19,617
# *	Grande Cache Coal Corp.	3,400	16,779
*	Great Basin Gold, Ltd.	11,200	28,902
*	Great Canadian Gaming Corp.	3,200	25,798
*	Greystar Resources, Ltd.	2,300	4,874
*	Hanfeng Evergreen, Inc.	2,400	21,970
	Harry Winston Diamond Corp.	3,200	62,686
*	Heroux-Devtek, Inc.	2,400	15,822
*	High River Gold Mines, Ltd.	12,300	7,993
*	Highpine Oil & Gas, Ltd.	2,400	30,740
	Home Capital Group, Inc.	1,400	45,555
# *	HudBay Minerals, Inc.	2,332	23,588
	IAMGOLD Corp.	18,764	123,703
*	Imperial Metals Corp.	2,500	17,894
*	Intermap Technologies, Ltd.	3,500	15,657
*	International Forest Products, Ltd. Series A	3,600	18,139
	International Royalty Corp.	5,100	16,091
*	Intertape Polymer Group, Inc.	2,400	6,781
*	Iteration Energy, Ltd.	7,378	43,498
*	Ivanhoe Energy, Inc.	10,100	22,544
*	Jinshan Gold Mines, Inc.	9,700	12,150
# *	Kaboose, Inc.	3,100	2,102
	Kingsway Financial Services, Inc.	2,400	21,247
# *	Kirkland Lake Gold, Inc.	3,200	22,362
*	Labopharm, Inc.	2,500	3,084
# *	Laramide Resources, Ltd.	1,600	4,521
	Laurentian Bank of Canada	1,400	53,004
	Le Chateau, Inc.	1,200	15,596
	Leon’s Furniture, Ltd.	2,400	27,011
	Linamar Corp.	3,100	34,480
*	Lions Gate Entertainment Corp.	2,100	21,126

7

*	MacDonald Dettweiler & Associates, Ltd.	1,700	47,792
*	Magellan Aerospace Corp.	1,580	6,220
*	Mahalo Energy, Ltd.	5,000	10,595
*	Major Drilling Group International, Inc.	1,200	48,597
	Maple Leaf Foods, Inc.	5,400	44,500
*	Martinrea International, Inc.	3,500	24,063
*	MAXIM Power Corp.	1,300	6,305
*	MDC Partners, Inc. Class A	1,500	12,008
*	MDS, Inc.	8,500	130,246
*	MEGA Brands, Inc.	1,200	3,108
*	Mega Uranium, Ltd.	2,800	4,298
	Mosaid Technologies, Inc.	1,000	15,041
# *	Neurochem, Inc.	1,600	1,959
#	Norbord, Inc.	4,900	21,690
# *	North American Palladium, Ltd.	1,900	8,052
	Northbridge Financial Corp.	1,500	40,403
*	Northgate Minerals Corp.	22,300	34,653
#	Nova Chemicals Corp.	800	23,206
*	Nuvista Energy, Ltd.	4,124	58,260
# *	Open Text Corp.	2,900	103,103
# *	Pacific Rubiales Energy Corp.	2,533	24,667
*	Pan Amer Silver Corp.	2,700	72,471
*	Paramount Resources, Ltd. Class A	2,300	33,315
	Pason Systems, Inc.	3,100	45,195
*	Patheon, Inc.	3,300	10,785
*	Petrolifera Petroleum, Ltd.	1,200	5,820
*	ProEx Energy, Ltd.	2,500	47,796
*	Q9 Networks, Inc.	900	14,206
*	QLT, Inc.	5,800	21,850
# *	Quadra Mining, Ltd.	4,500	71,836
	Quebecor, Inc. Class B	3,900	104,056
	Quest Capital Corp.	6,900	11,177
#	Reitmans Canada, Ltd.	4,500	69,293
# *	Resverlogix Corp.	1,300	10,860
	Richelieu Hardware, Ltd.	1,000	17,988
	Ritchie Brothers Auctioneers, Inc.	4,200	111,942
*	RONA, Inc.	6,400	81,371
	Rothmans, Inc.	3,700	103,843
#	Russel Metals, Inc.	4,900	141,721
	Samuel Manu-Tech, Inc.	1,800	18,631
	Savanna Energy Services Corp.	2,900	54,788
*	Saxon Energy Services, Inc.	2,700	17,800
*	SEMAFO, Inc.	12,700	15,669
	ShawCor, Ltd.	3,000	83,321
*	Shore Gold, Inc.	15,000	21,049
# *	Sierra Wireless, Inc.	1,200	15,348
# *	Silver Standard Resources, Inc.	4,000	101,601
	Silvercorp Metals, Inc.	8,700	36,380
*	Stantec, Inc.	2,400	69,392
	Stella-Jones, Inc.	700	19,712
*	Storm Exploration, Inc.	2,700	41,423
*	SunOpta, Inc.	3,300	21,756

8

*	Suramina Resources, Inc.	1,700	1,761
*	SXC Health Solutions Corp.	1,200	18,320
# *	Tanzanian Royalty Exploration Corp.	3,400	14,057
*	Taseko Mines, Ltd.	7,000	21,294
*	Tesco Corp.	1,600	54,352
*	The Descartes Systems Group, Ltd.	5,100	17,291
*	Theratechnologies, Inc.	1,400	7,568
*	Thompson Creek Metals Company, Inc.	5,300	83,109
# *	Timminco, Ltd.	6,400	89,810
*	TLC Vision Corp.	3,300	3,357
	Toromont Industries, Ltd.	3,900	119,373
#	Torstar Corp. Class B	3,700	53,315
	Transcontinental, Inc. Class A	3,600	55,943
*	Transglobe Energy Corp.	4,200	15,980
# *	Treasury Metals, Inc.	421	285
*	TriStar Oil and Gas, Ltd.	4,843	97,106
*	Tundra Semiconductor Corp.	1,800	6,696
	TVA Group, Inc. Class B	1,200	14,895
*	UEX Corp.	6,400	18,685
	Uni-Select, Inc.	800	18,083
# *	Uranium Participation Corp.	3,800	30,921
*	Vitran Corp., Inc.	1,100	18,989
*	West Energy, Ltd.	6,000	20,795
	West Fraser Timber Co., Ltd.	2,500	92,296
	Western Financial Group, Inc.	3,800	11,953
*	Western Forest Products, Inc.	9,100	7,371
*	Westjet Airlines, Ltd.	5,000	70,964
*	Wi-LAN, Inc.	4,600	8,881
	Winpak, Ltd.	2,400	10,284
*	Xantrex Technology, Inc.	2,600	36,485
*	Xtreme Coil Drilling Corp.	1,900	15,657
# *	Zarlink Semiconductor, Inc.	9,600	6,600
TOTAL — CANADA			6,721,401

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	Aktieselskabet Ringkjoebing Bank A.S.	120	8,971
#	Aktieselskabet Roskilde Bank A.S.	385	76
*	Alm. Brand A.S.	778	24,286
#	Amagerbanken A.S.	310	7,056
	Auriga Industries A.S. Series B	400	15,048
#	Bang & Olufsen Holding A.S. Series B	990	45,078
*	Bavarian Nordic A.S.	200	8,257
*	Capinordic A.S.	5,000	11,083
	Dalhoff, Larson & Horneman A.S. Series B	1,100	11,683
	DFDS A.S.	384	40,693
	East Asiatic Co., Ltd. A.S.	1,200	72,586
#	Fionia Bank A.S.	750	11,852
#	Forstaedernes Bank A.S.	400	5,929
*	Greentech Energy Systems A.S.	2,200	29,171
# *	NeuroSearch A.S.	855	45,279

9

	Nordjyske Bank A.S.	422	10,297
# *	Parken Sport & Entertainment A.S.	100	24,914
	Per Aarsleff A.S. Series B	150	18,124
	Ringkjoebing Landbobank Aktieselskab	130	15,781
	Royal Unibrew A.S.	250	21,591
	Sanistal A.S. Series B	150	10,905
#	Schouw & Co.	1,700	56,614
	SimCorp A.S.	200	29,423
#	Sjaelso Gruppen A.S.	1,000	16,544
	Spar Nord Bank A.S.	1,650	24,496
	Sparbank	225	10,026
*	TK Development A.S.	1,700	19,519
	Vestjysk Bank A.S.	425	16,520
TOTAL — DENMARK			611,802

FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
*	Ahlstrom Oyj	225	4,785
#	Alma Media	4,469	58,967
#	Amer Sports Oyj Series A	5,277	71,059
	Aspo Oyj	2,350	19,554
	Cargotec Oyj Series B	300	9,197
#	Cramo Oyj	1,300	15,700
*	Elcoteq SE	500	3,201
#	Elektrobit Corp.	7,600	9,580
	Elisa Oyj	7,037	150,112
#	Finnair Oyj	3,800	29,958
#	Finnlines Oyj	1,800	35,392
	Fiskars Oyj Abp Series A	800	11,939
	F-Secure Oyj	5,200	19,685
	Glaston Oyj Abp	4,200	15,506
	HKScan Oyj Series A	1,550	14,617
	Huhtamaki Oyj	4,350	43,801
	KCI Konecranes Oyj	3,871	127,766
#	Kemira Oyj	4,600	57,493
#	Lassila & Tikanoja Oyj	2,281	51,651
	Lemminkainen Oyj	500	16,455
#	M-Real Oyj Series B	6,143	11,136
	Olvi Oyj Series A	639	20,155
	Oriola-KD Oyj Class B	3,288	11,556
	Orion Oyj Series A	1,626	30,612
	Orion Oyj Series B	5,451	102,600
*	Outotec Oyj	956	43,429
	PKC Group Oyj	1,500	17,800
	Pohjola Bank P.L.C.	7,700	124,269
	Ponsse Oyj	1,180	18,297
	Poyry Oyj	3,314	80,420
	Raisio P.L.C.	4,000	10,150
	Ramirent Oyj	2,800	19,464
	Rapala VMC Oyj	1,900	12,585
#	SanomaWSOY Oyj	2,906	57,671

10

	Stockmann Oyj Abp Series A	1,299	38,298
#	Stockmann Oyj Abp Series B	1,709	48,178
*	Stonesoft Oyj	2,191	1,478
	Tecnomen Oyj	5,600	8,692
	TietoEnator Oyj	2,180	42,802
#	Uponor Oyj Series A	3,000	41,250
	Vacon Oyj	695	28,837
	Vaisala Oyj Series A	700	28,528
	YIT Oyj	5,375	83,608
TOTAL — FINLAND			1,648,233

FRANCE — (4.3%)
COMMON STOCKS — (4.3%)
	Ales Groupe SA	1,070	25,814
*	Alten	2,004	77,719
*	Altran Technologies SA	3,544	30,958
	April Group SA	1,417	77,957
	Arkema	356	17,172
	Assystem	808	12,670
	Atos Origin SA	1,742	93,620
	Beneteau SA	2,000	33,931
	Boiron SA	1,200	34,273
	Bonduelle SCA	536	50,953
	Bongrain SA	669	53,907
#	Bourbon SA	2,784	158,614
*	Bull SA	1,837	6,627
	Canal Plus SA	2,031	20,923
	Carbone Lorraine SA	986	56,136
	CBo Territoria	887	3,431
	Cegid Group	250	6,131
#	Clarins SA	777	63,151
*	Club Mediterranee SA	600	27,064
	CS Communication & Systemes	321	7,937
	Damartex SA	300	6,591
	Delachaux SA	516	51,805
	Derichebourg	4,536	32,018
*	Dollfus Mieg & Cie SA	600	1,021
	Electricite de Strasbourg	300	53,569
	Esso Ste Anonyme Francaise	197	39,543
	Establissements Maurel et Prom	6,429	132,892
	Etam Developpement SA	525	14,313
# *	Faurecia SA	568	21,563
#	Fimalac SA	506	39,532
	Gaumont SA	411	35,165
	GFI Informatique SA	1,729	10,807
#	GL Events	619	16,334
	Groupe Crit	450	11,802
#	Groupe Steria SCA	502	13,488
#	Guerbet SA	122	21,977
	Guyenne et Gascogne SA	300	35,786
#	Haulotte Group SA	1,014	14,427

11

	Havas SA	26,436	102,480
	IMS International Metal Service SA	775	17,473
# *	Infogrames Entertainment SA	43	848
	Ingenico SA	1,262	36,876
	Ipsos SA	1,795	60,350
	Laurent-Perrier	195	27,143
	Lisi SA	500	40,316
#	Manitou BF SA	1,600	43,144
	Manutan International SA	598	38,547
	Nexans SA	1,331	167,721
	Nexity	600	13,871
	Norbert Dentressangle	600	49,275
#	NRJ Group	2,200	23,736
	Oberthur Card Systems SA	1,300	9,223
	Orco Property Group	471	17,576
*	Orpea	686	39,802
	Pierre & Vacances	387	34,071
	Plastic Omnium SA	372	11,062
	Rallye SA	975	44,288
*	Recylex SA	1,500	16,342
*	Remy Cointreau SA	1,502	79,156
*	Rodriguez Group SA	600	7,557
	Rubis SA	427	34,111
	Saft Groupe SA	600	26,109
	SAMSE SA	132	11,411
	SCOR SE (4797364)	8	24
	SCOR SE (B1LB9P6)	3,434	79,114
	SEB SA	1,761	95,561
	Sechilienne SA	1,275	93,325
	Societe BIC SA	2,253	135,929
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	21	20,314
#	Societe Industrielle D’Aviations Latecoere SA	468	5,404
# *	Soitec SA	1,018	7,470
	Somfy SA	300	68,124
	Sopra Group SA	500	39,215
	Sperian Protection	164	19,746
#	Stallergenes SA	534	44,151
	STEF-TFE	287	17,675
	Sucriere de Pithiviers Le Vieil	23	18,199
	Teleperformance SA	2,889	103,178
# *	Theolia SA	1,341	28,409
	Toupargel Groupe	390	8,331
#	Trigano SA	1,363	19,749
	Valeo SA	1,459	52,022
	Viel et Compagnie	3,926	22,051
	Vilmorin et Cie SA	268	40,822
	Virbac SA	328	28,798
	VM Materiaux SA	186	13,543
#	Zodiac SA	2,571	128,920
TOTAL COMMON STOCKS			3,454,183

12

RIGHTS/WARRANTS — (0.0%)
*	Infogrames Entertainment SA Warrants 12/31/09	1,082	111
TOTAL — FRANCE			3,454,294

GERMANY — (4.9%)
COMMON STOCKS — (4.9%)
#	Aareal Bank AG	1,300	31,166
# *	Adlink Internet Media AG	1,033	11,042
# *	ADVA AG Optical Networking	1,887	4,886
	Aixtron AG	5,535	57,859
	Altana AG	4,044	64,453
	Baader Bank AG	2,200	9,866
# *	Balda AG	916	2,170
# *	Beate Uhse AG	2,550	3,999
	Bechtle AG	929	27,783
	Bilfinger Berger AG	2,000	140,374
	Boewe Systec AG	249	6,269
# *	CENTROTEC Sustainable AG	1,248	26,223
#	Cewe Color Holding AG	476	15,354
#	Comdirect Bank AG	2,500	25,776
# *	Conergy AG	1,173	17,079
	CTS Eventim AG	679	23,211
#	Curanum AG	2,004	11,438
*	Demag Cranes AG	707	38,334
*	Deutsche Wohnen AG	300	4,447
#	Deutz AG	4,400	27,310
	Douglas Holding AG	1,917	84,983
	Drillisch AG	1,695	10,047
	Duerr AG	500	16,927
	DVB Bank AG	2,260	88,577
# *	EM. Sports Media AG	3,300	11,909
	Epcos AG	4,175	107,713
*	Escada AG	660	12,339
*	Evotec AG	4,738	9,773
	Fielmann AG	1,400	106,616
# *	Freenet AG	1,478	21,542
	Fuchs Petrolub AG	401	33,689
*	Gerresheimer AG	390	19,662
	Gerry Weber International AG	1,079	30,282
	GFK AG	1,560	56,407
# *	GPC Biotech AG	1,550	3,269
	Grammer AG	863	18,999
	Grenkeleasing AG	327	10,916
#	Heidelberger Druckmaschinen AG	3,471	70,754
	Indus Holding AG	494	13,578
*	Integralis AG	400	2,938
	INTERSEROH AG	586	47,788
	IVG Immobilien AG	3,497	64,444
*	Jenoptik AG	3,249	22,784
	Kloeckner & Co. SE	2,329	91,931
	Kontron AG	2,224	28,338

13

	Krones AG	792	57,945
	KSB AG	31	21,481
	Kuka AG	1,166	27,028
	KWS Saat AG	150	26,022
	Lanxess AG	3,992	153,091
	Leoni AG	1,605	71,301
*	Manz Automation AG	20	4,193
	Medion AG	1,579	27,317
#	MLP AG	2,235	45,240
*	Morphosys AG	361	26,312
	MTU Aero Engines Holding AG	2,453	85,057
	MVV Energie AG	1,304	62,044
	Nemetschek AG	707	17,063
	Norddeutsche Affinerie AG	2,266	104,419
*	Nordex AG	1,260	45,636
	Paragon AG	1,157	10,717
	Pfeiffer Vacuum Technology AG	432	37,905
#	Pfleiderer AG	3,100	46,509
# *	Plambeck Neue Energien AG	3,909	15,689
# *	Premiere AG	5,669	104,180
*	QIAGEN NV	8,190	173,215
# *	QSC AG	2,060	6,145
	Rational AG	151	26,486
	Renk AG	457	42,265
# *	REpower Systems AG	62	20,336
	Rheinmetall AG	1,941	123,442
	Rhoen-Klinikum AG	4,271	142,653
#	Sartorius AG	335	9,473
*	Senator Entertainment AG	140	208
*	SGL Carbon AG	2,674	160,478
*	Singulus Technologies AG	700	6,931
	Sixt AG	900	27,325
	Software AG	1,081	79,721
# *	Solon AG fuer Solartechnik	370	22,867
	Stada Arzneimittel AG	2,639	144,296
	STINAG Stuttgarter Invest AG	1,000	36,279
	Suedzucker AG	2,038	34,544
	Symrise AG	2,628	45,504
	Takkt AG	1,500	25,213
	Technotrans AG	637	7,185
	Utimaco Safeware AG	1,336	28,265
*	Versatel AG	1,439	33,559
#	Vivacon AG	637	9,106
	Vossloh AG	800	103,818
*	WCM Beteiligungs-und Grundbesitz AG	11,166	1,176
	Wincor Nixdorf AG	1,480	108,373
*	Wirecard AG	3,020	36,944
TOTAL — GERMANY			3,980,200

14

GREECE — (1.4%)
COMMON STOCKS — (1.4%)
	Alapis Holdings Industrial & Commercial S.A.	39,868	99,466
	Anek Lines S.A.	6,610	18,166
*	Astir Palace Hotels S.A.	2,100	13,847
	Bank of Attica S.A.	3,175	16,125
	Bank of Greece	1,143	105,089
	Ellaktor S.A.	9,312	91,330
	EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	23,352
*	Forthnet S.A.	5,680	20,649
	Fourlis Holdings S.A.	2,390	50,600
	Frigoglass S.A.	750	13,846
	GEK Group of Cos S.A.	2,520	25,308
*	Geniki Bank	3,515	18,449
	Greek Postal Savings Bank	5,197	69,783
	Halkor S.A.	2,770	6,308
	Heracles General Cement Co. S.A.	5,400	97,091
	Iaso S.A.	3,087	31,198
*	Intracom Holdings S.A.	5,500	13,204
	J&P-Avax S.A.	3,100	17,400
	Lambrakis Press S.A.	6,399	29,657
*	M.J. Mailis S.A.	4,270	4,594
	Metka S.A.	1,850	34,349
	Michaniki S.A.	3,160	14,037
	Minoan Lines S.A.	5,200	31,969
	Motor Oil (Hellas) Corinth Refineries S.A.	903	17,147
	Mytilineos Holdings S.A.	4,200	48,307
*	Technical Olympic S.A.	6,875	6,052
	Terna Tourist Technical & Maritime S.A.	1,650	15,168
	Titan Cement Co. S.A.	3,511	130,022
	Viohalco S.A.	9,200	75,324
TOTAL — GREECE			1,137,837

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
	Alco Holdings, Ltd.	68,000	13,948
	Allied Group, Ltd.	27,600	92,346
	Asia Financial Holdings, Ltd.	54,874	19,037
	Asia Satellite Telecommunications Holdings, Ltd.	11,500	16,303
	Asia Standard International Group, Ltd.	240,913	2,945
*	Associated International Hotels	48,000	105,032
	Cafe de Coral Holdings, Ltd.	18,000	34,602
	Century City International Holdings, Ltd	394,000	3,709
	Champion Technology Holdings, Ltd.	30,027	3,135
	Chen Hsong Holdings, Ltd.	30,000	9,073
	Chevalier International Holdings, Ltd.	4,000	3,576
*	China Grand Forestry Green Resources Group, Ltd.	90,000	7,198
	China Hong Kong Photo Products Holdings, Ltd.	90,000	6,325
	China Resources Logic, Ltd.	17,600	7,775
*	China Solar Energy Holdings, Ltd.	220,000	3,780
	Chong Hing Bank, Ltd.	11,000	26,690
	Chow Sang Sang Holdings	18,000	15,799
	City Telecom, Ltd.	31,464	7,011

15

	Coastal Greenland, Ltd.	230,000	12,373
	COL Capital, Ltd.	20,720	8,724
#	Coslight Technology International Group, Ltd.	24,000	11,951
	Cross-Harbour Holdings, Ltd.	30,658	26,061
*	CSMC Technologies Corp.	316,800	7,622
	Daphne International Holdings, Ltd.	50,000	25,113
	Dickson Concepts International, Ltd.	14,500	8,488
*	Digitalhongong.com	329	15
	DVN Holdings, Ltd.	68,000	3,882
	Dynamic Holdings, Ltd.	20,000	4,342
*	EganaGoldpfeil Holdings, Ltd.	85,130	7,199
	Emperor International Holdings, Ltd.	86,000	23,993
	EPI (Holdings), Ltd.	7,132	130
*	Extrawell Pharmaceutical Holdings, Ltd.	10,000	2,524
#	Far East Consortium	48,560	10,582
	Fountain Set Holdings, Ltd.	28,000	2,775
	Four Seas Food Investment Holdings, Ltd.	22,620	3,300
	Four Seas Mercantile Holdings, Ltd.	60,000	22,295
#	Fubon Bank Hong Kong, Ltd.	34,000	18,494
	Giordano International, Ltd.	66,000	23,947
	Glorious Sun Enterprises, Ltd.	48,000	22,525
	Gold Peak Industries (Holdings), Ltd.	81,250	9,585
	Golden Resorts Group, Ltd.	244,000	6,369
	Goldlion Holdings, Ltd.	37,000	5,659
	Grande Holdings, Ltd.	28,000	5,587
	Hang Ten Group Holdings, Ltd.	93	8
	Harbour Centre Development, Ltd.	9,000	13,001
*	Hi Sun Technology (China), Ltd.	63,000	11,372
	HKR International, Ltd.	34,533	16,407
	Hung Hing Printing Group, Ltd.	29,815	8,773
	Integrated Distribution Services Group, Ltd.	8,000	11,485
*	Interchina Holdings Co., Ltd.	280,000	1,282
#	K Wah International Holdings, Ltd.	62,078	18,976
*	Lai Sun Development Co., Ltd.	625,000	7,736
	Liu Chong Hing Investment, Ltd.	18,000	18,077
#	Luks Industrial Group, Ltd.	28,000	12,626
	Lung Kee (Bermuda) Holdings, Ltd.	26,000	12,567
*	Matsunichi Communications Holdings, Ltd.	30,000	21,526
	Melco International Development, Ltd.	32,000	18,944
	Midland Holdings, Ltd.	34,000	17,230
	Miramar Hotel & Investment	20,000	24,844
*	Moulin Global Eyecare Holdings	21,998	—
*	Nan Hai Corp., Ltd.	2,650,000	18,897
	Natural Beauty Bio-Technology, Ltd.	110,000	23,412
	Next Media, Ltd.	38,000	11,694
	Norstar Founders Group, Ltd.	56,000	10,721
	Oriental Press Group	74,000	9,530
	Pacific Century Premium Developments, Ltd.	60,000	21,349
	Playmates Holdings, Ltd.	10,800	4,309
#	Poly Hong Kong Investment, Ltd.	90,000	26,252
	Public Financial Holdings, Ltd.	24,000	13,218
	PYI Corp., Ltd.	56,613	5,497

16

	Regal Hotels International Holdings, Ltd.	290,000	11,103
	Road King Infrastructure, Ltd.	16,000	12,423
	Sa Sa International Holdings, Ltd.	46,000	18,033
	Sea Holdings, Ltd.	38,000	22,451
	Shell Electric Manufacturing Co., Ltd.	3,725	1,164
	Shui On Construction & Materials, Ltd.	6,000	10,789
	Silver Grant International	40,000	5,791
	Sing Tao News Corp., Ltd.	92,000	10,136
#	Singamas Container Holdings, Ltd.	30,000	7,232
*	Sino-i Technology, Ltd.	1,240,000	10,425
	Smartone Telecommunications Holdings, Ltd.	18,000	16,766
	Solomon Systech International, Ltd.	58,000	1,790
	Sun Hung Kai & Co., Ltd.	12,040	9,099
	Tai Cheung Holdings	25,000	11,464
*	TCC International Holdings, Ltd.	26,000	9,360
	Texwinca Holdings, Ltd.	30,000	25,726
	Truly International Holdings	6,000	5,148
	Upbest Group, Ltd.	74,000	5,584
	Varitronix International, Ltd.	20,009	10,024
	Vitasoy International Holdings, Ltd.	56,000	26,591
*	VODone, Ltd.	4,000	120
*	Vongroup, Ltd.	190,000	4,339
	Vtech Holdings, Ltd.	2,000	11,934
	Wai Kee Holdings, Ltd.	52,000	9,822
	Wing On Co. International, Ltd.	18,000	31,529
TOTAL COMMON STOCKS			1,300,395

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	4,260	955
*	Asia Standard International Group, Ltd. Rights 09/06/08	31,678	—
*	Asia Standard International Group, Ltd. Warrants 08/27/08	48,183	—
*	COL Capital, Ltd. Warrants 07/27/09	20,720	531
*	Golden Resorts Group, Ltd. Rights 06/10/10	48,800	128
TOTAL RIGHTS/WARRANTS			1,614
TOTAL — HONG KONG			1,302,009

IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
*	Aer Lingus Group P.L.C.	12,225	26,617
*	Aryzta AG	3,052	166,216
*	C&C Group P.L.C.	13,842	49,922
	DCC P.L.C.	3,673	88,719
*	DCC P.L.C.	862	20,851
*	Dragon Oil P.L.C.	10,017	56,410
*	Dragon Oil P.L.C.	3,577	20,151
	FBD Holdings P.L.C.	1,308	27,227
	Glanbia P.L.C.	12,578	82,989
*	Grafton Group P.L.C.	3,440	19,277
	Greencore Group P.L.C.	7,524	21,856
	Independent News & Media P.L.C.	26,731	58,244

17

	Irish Continental Group P.L.C.	1,483	40,954
*	Irish Life & Permanent P.L.C.	4,180	38,920
*	Kenmare Resources P.L.C.	27,736	17,818
	Kingspan Group P.L.C.	7,161	81,565
	McInerney Holdings P.L.C.	9,825	3,736
	Paddy Power P.L.C. (0258810)	1,777	41,540
*	Paddy Power P.L.C. (4828974)	765	17,901
	United Drug P.L.C.	18,067	104,682
*	Waterford Wedgwood P.L.C.	70,325	616
TOTAL — IRELAND			986,211

ITALY — (2.5%)
COMMON STOCKS — (2.5%)
	ACEA SpA	3,393	59,791
	Acegas-APS SpA	1,710	13,383
#	Actelios SpA	1,592	16,323
# *	Aedes SpA	2,841	4,113
	Amplifon SpA	2,320	6,923
*	Ansaldo STS SpA	1,323	20,262
	Astaldi SpA	3,158	24,763
#	Azimut Holding SpA	8,768	76,644
	Banca Intermobiliare SpA	5,000	30,362
	Banca Piccolo Credito Valtellinese Scarl SpA	3,375	33,365
#	Banca Popolare dell’Etruria e del Lazio Scarl	2,881	28,465
	Banca Profilo SpA	5,968	9,447
	Banco di Desio e della Brianza SpA	5,000	43,097
	Benetton Group SpA	3,983	41,777
	Brembo SpA	1,837	20,955
#	Bulgari SpA	4,883	49,937
	C.I.R. SpA - Compagnie Industriali Riunite	17,000	43,378
	Caltagirone Editore SpA	3,000	16,199
	Caltagirone SpA	1,103	8,001
	Carraro SpA	1,070	6,958
	Cementir SpA	2,366	14,002
*	Cirio Finanziaria SpA	45,000	—
#	Class Editore SpA	3,300	4,542
	Credito Artigiano SpA	3,415	13,275
	Credito Bergamasco SpA	555	21,726
#	Credito Emiliano SpA	5,091	47,777
	Danieli & Co. SpA	2,142	63,919
	Davide Campari - Milano SpA	8,496	70,918
	De Longhi SpA	8,000	32,207
#	ERG SpA	3,547	72,023
	Esprinet SpA	1,098	5,361
*	Gemina SpA	34,444	42,789
#	Gewiss SpA	6,000	32,730
*	Greenergycapital SpA	51	52
*	Gruppo Coin SpA	2,813	13,173
	Gruppo Editoriale L’Espresso SpA	7,849	19,599
	Hera SpA	14,277	48,045
	Immsi SpA	8,658	11,283

18

# *	Impregilo SpA	11,844	63,215
#	Indesit Co. SpA	2,500	28,505
	Industria Macchine Automatique SpA	1,436	30,443
#	Intek SpA	16,174	13,242
	Interpump Group SpA	2,893	25,025
	Iride SpA	16,820	45,488
	Italmobiliare SpA	273	19,684
	KME Group SpA	5,166	5,895
#	Mariella Burani SpA	758	17,083
	Marr SpA	2,435	20,460
	Meliorbanca SpA	4,173	19,373
	Milano Assicurazioni SpA	11,050	56,290
#	Mondadori (Arnoldo) Editore SpA	7,418	40,597
	Navigazione Montanari SpA	4,987	22,504
	Permasteelisa SpA	913	18,710
#	Pirelli & C.Real Estate SpA	1,000	19,488
	Premafin Finanziaria SpA	21,959	43,118
	Recordati SpA	9,617	67,293
# *	Risanamento Napoli SpA	3,493	6,236
	SAES Getters SpA	616	12,940
*	Snia SpA	530	335
	Societe Cattolica di Assicurazoni Scrl SpA	2,365	111,983
	Sogefi SpA	3,015	10,888
#	Sol SpA	2,651	15,661
*	Sorin SpA	10,530	12,656
# *	Telecom Italia Media SpA	34,412	6,506
# *	Tiscali SpA	18,065	40,214
#	Tod’s SpA	1,030	62,957
	Trevi Finanziaria SpA	999	23,031
	Vianini Lavori SpA	5,720	74,631
	Vittoria Assicurazioni SpA	1,424	21,274
TOTAL — ITALY			2,023,289

JAPAN — (18.3%)
COMMON STOCKS — (18.3%)
	Achilles Corp.	6,000	8,566
	Adeka Corp.	2,000	14,481
#	Aderans Holdings Co., Ltd.	2,400	38,098
#	Advan Co., Ltd.	2,000	11,299
	Aeon Fantasy Co., Ltd.	1,152	11,180
	Ahresty Corp.	700	5,073
#	Ai Holdings Corp.	3,200	9,396
	Aica Kogyo Co., Ltd.	3,000	26,488
	Aichi Machine Industry Co., Ltd.	5,000	14,176
#	Aichi Steel Corp.	7,000	28,618
	Aichi Tokei Denki Co., Ltd.	3,000	6,819
	Aida Engineering, Ltd.	4,000	17,960
#	Aiphone Co., Ltd.	1,100	17,410
	Airport Facilities Co., Ltd.	4,000	23,397
#	Akebono Brake Industry Co., Ltd.	4,000	26,778
	Aloka Co., Ltd.	2,000	25,068

19

#	Alpha Systems, Inc.	1,000	25,488
	Alpine Electronics, Inc.	2,900	29,204
	Alps Logistics Co., Ltd.	1,000	11,061
	Amano Corp.	3,000	25,832
	Ando Corp.	7,000	10,198
#	Anritsu Corp.	5,000	13,700
#	AOC Holdings, Inc.	1,800	18,697
	AOI Electronics Co., Ltd.	900	9,705
	AOKI Holdings, Inc.	1,600	21,065
	Arakawa Chemical Industries, Ltd.	1,800	19,043
#	Ariake Japan Co., Ltd.	900	17,150
	Arisawa Manufacturing Co., Ltd.	1,000	6,359
	Aronkasei Co., Ltd.	4,000	14,322
	As One Corp.	990	21,126
	Asahi Diamond Industrial Co., Ltd.	5,000	33,778
	Asahi Kogyosha Co., Ltd.	3,000	10,685
	Asahi Organic Chemicals Industry Co., Ltd.	3,000	8,631
	Asahi Pretec Corp.	1,100	27,924
# *	Asahi Tec Corp.	13,000	7,212
	Ashimori Industry Co., Ltd.	3,000	5,397
	ASKA Pharmaceutical Co., Ltd.	2,000	18,491
	Asunaro Aoki Construction Co., Ltd.	4,000	18,662
	Atsugi Co., Ltd.	15,000	16,736
	Autobacs Seven Co., Ltd.	800	22,231
	Avex Group Holdings, Inc.	1,300	13,375
#	Azel Corp.	2,000	948
#	Bando Chemical Industries, Ltd.	5,000	14,981
#	Bank of the Ryukyus, Ltd.	900	7,190
	Belluna Co., Ltd.	1,400	7,096
#	Best Denki Co., Ltd.	2,500	11,958
#	Bookoff Corp.	1,000	6,459
#	CAC Corp.	1,700	15,757
	Calsonic Kansei Corp.	6,000	19,949
	Canon Electronics, Inc.	1,500	27,351
	Canon Finetech, Inc.	2,000	24,232
	Cawachi, Ltd.	800	16,901
#	Central Finance Co., Ltd.	4,000	8,394
	Central Glass Co., Ltd.	5,000	19,488
	Century Leasing System, Inc.	1,600	16,505
#	Chiyoda Co., Ltd.	1,700	24,808
	Chofu Seisakusho Co., Ltd.	2,400	43,253
*	Chori Co., Ltd.	5,000	5,444
	Chudenko Corp.	1,500	21,599
	Chuetsu Pulp and Paper Co., Ltd.	8,000	14,596
*	Chugai Mining Co., Ltd.	5,000	916
#	Chugai Ro Co., Ltd.	7,000	33,453
	Chugoku Marine Paints, Ltd.	4,000	29,123
	Chuo Spring Co., Ltd.	5,000	15,525
#	Circle K Sunkus Co., Ltd.	2,000	32,762
#	CKD Corp.	2,000	9,778
#	Clarion Co., Ltd.	13,000	18,577
#	Cleanup Corp.	2,000	7,603

20

#	CMK Corp.	2,000	12,340
	Coca-Cola Central Japan Co., Ltd.	3	20,377
*	cocokara fine HOLDINGS, Inc.	879	13,162
#	Colowide Co., Ltd.	4,200	21,502
# *	Columbia Music Entertainment, Inc.	3,000	1,580
	Computer Engineering & Consulting, Ltd.	1,500	13,296
	Comsys Holdings Corp.	3,000	26,569
	Corona Corp.	1,300	16,800
#	Cosel Co., Ltd.	1,600	14,393
#	Creed Corp.	14	13,127
	CSK Holdings Corp.	1,058	16,692
#	Culture Convenience Club Co., Ltd.	3,500	21,781
	Cybozu, Inc.	41	11,212
#	D&M Holdings, Inc.	5,000	23,195
#	Dai Nippon Screen Mfg. Co., Ltd.	8,000	33,895
	Dai Nippon Toryo, Ltd.	11,000	12,514
	Dai-Dan Co., Ltd.	3,000	15,192
#	Daido Metal Co., Ltd.	3,000	12,285
	Daifuku Co., Ltd.	2,000	16,370
	Daihen Corp.	11,000	42,604
#	Daiichi Jitsugyo Co., Ltd.	4,000	15,981
#	Daiken Corp.	9,000	17,007
#	Daiki Aluminium Industry Co., Ltd.	3,000	7,856
	Daiko Clearing Services Corp.	1,000	5,900
	Daikoku Denki Co., Ltd.	900	10,692
	Daikyo, Inc.	6,000	8,473
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	13,647
#	Daio Paper Corp.	6,000	51,744
#	Daiseki Co., Ltd.	1,430	46,279
	Daisyo Corp.	1,600	17,383
	Daiwa Industries, Ltd.	3,000	10,483
	Daiwa Seiko, Inc.	10,000	15,861
#	Daiwabo Co., Ltd.	8,000	19,696
#	Daiwabo Information System Co., Ltd.	1,000	17,261
#	DCM Japan Holdings Co., Ltd.	7,300	53,278
	Denki Kogyo Co., Ltd.	3,000	17,505
#	Denyo Co., Ltd.	2,000	16,080
#	Descente, Ltd.	5,000	27,726
*	DIA Kensetsu Co., Ltd.	7,400	678
#	Don Quijote Co., Ltd.	1,100	19,307
#	DOUTOR NICHIRES Holdings Co., Ltd.	2,212	36,407
	DTS Corp.	1,200	16,771
#	DyDo Drinco, Inc.	500	14,385
	eAccess, Ltd.	40	23,430
#	Eagle Industry Co., Ltd.	2,000	9,664
#	Edion Corp.	1,600	12,587
	Eiken Chemical Co., Ltd.	2,000	15,665
	Eizo Nanao Corp.	600	12,145
	Enplas Corp.	700	6,759
	Epson Toyocom Corp.	4,000	12,807
#	ESPEC Corp.	2,000	14,013
	Exedy Corp.	1,400	31,612

21

#	Fancl Corp.	2,700	31,916
# *	FDK Corp.	7,000	8,924
#	Foster Electric Co., Ltd.	2,000	39,327
#	FP Corp.	700	19,020
	France Bed Holdings Co., Ltd.	13,000	18,927
	Fuji Co., Ltd.	1,500	23,975
	Fuji Corp., Ltd.	3,000	6,029
# *	Fuji Kosan Co., Ltd.	6,000	5,571
	Fuji Kyuko Co., Ltd.	5,000	19,341
	Fuji Oil Co., Ltd.	2,000	21,434
#	Fuji Soft, Inc.	2,700	48,342
	Fujibo Holdings, Inc.	4,000	6,274
	Fujicco Co., Ltd.	2,400	28,136
#	Fujikura Kasei Co., Ltd.	2,000	15,032
	Fujita Corp.	2,100	2,247
#	Fujita Kanko, Inc.	5,000	36,922
	Fujitsu Frontech, Ltd.	2,000	18,837
#	Fujitsu General, Ltd.	6,000	18,179
# *	Fujiya Co., Ltd.	10,000	12,203
	Fukuda Corp.	3,000	4,792
	Fukushima Bank, Ltd.	14,000	10,599
#	Fukuyama Transporting Co., Ltd.	7,000	23,821
	Funai Electric Co., Ltd.	1,100	23,683
# *	Furukawa Battery Co., Ltd.	3,000	23,086
	Furukawa Co., Ltd.	18,000	30,563
	Furusato Industries, Ltd.	1,000	9,102
#	Fuso Pharmaceutical Industries, Ltd.	5,000	14,546
	Futaba Corp.	1,200	20,152
#	Future Architect, Inc.	26	14,215
	Fuyo General Lease Co., Ltd.	1,000	29,777
#	Gakken Co., Ltd.	3,000	8,033
	Gecoss Corp.	3,500	15,056
	GEO Co., Ltd.	18	17,526
# *	GMO Internet, Inc.	1,500	6,636
	Godo Steel, Ltd.	6,000	17,940
#	Gulliver International Co., Ltd.	220	4,309
#	Gun-Ei Chemical Industry Co., Ltd.	7,000	14,498
	Gunze, Ltd.	9,000	38,079
	Hakuto Co., Ltd.	1,400	12,345
	Hanwa Co., Ltd.	10,000	44,721
	Happinet Corp.	900	13,143
	Harashin Narus Holdings Co., Ltd.	1,200	12,252
	Haruyama Trading Co., Ltd.	1,400	6,240
#	Heiwado Co., Ltd.	2,500	39,815
	Hibiya Engineering, Ltd.	3,000	25,198
	Higashi-Nippon Bank, Ltd.	4,000	12,882
	Hiroshima Electric Railway Co., Ltd	6,000	18,592
#	HIS Co., Ltd.	700	8,626
	Hitachi Information Systems, Ltd.	1,100	23,957
	Hitachi Kokusai Electric, Inc.	4,320	29,810
	Hitachi Maxell, Ltd.	2,200	24,576
	Hitachi Medical Corp.	2,000	15,632

22

#	Hitachi Plant Technologies, Ltd.	6,000	18,622
	Hitachi Software Engineering Co., Ltd.	2,300	46,766
	Hitachi Systems & Services, Ltd.	1,000	14,960
	Hitachi Transport System, Ltd.	3,000	40,611
# *	Hitachi Zosen Corp.	34,500	36,895
#	Hodogaya Chemical Co., Ltd.	4,000	8,910
	Hogy Medical Co., Ltd.	1,100	52,824
	Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	16,463
	Hokkaido Gas Co., Ltd.	4,000	9,833
	Hokkan Holdings, Ltd.	6,000	15,600
	Hokuetsu Paper Mills, Ltd.	7,000	30,457
	Hokuriku Electric Industry Co., Ltd.	4,000	6,545
	Hokuto Corp.	1,000	22,579
#	Hosiden Corp.	2,400	39,931
	Howa Machinery, Ltd.	5,000	4,223
#	Ichikoh Industries, Ltd.	4,000	9,052
#	Ichiyoshi Securities Co., Ltd.	2,000	19,541
	Icom, Inc.	700	16,418
	Iino Kaiun Kaisha, Ltd.	7,300	55,710
	Imperial Hotel, Ltd.	550	13,431
*	Impress Holdings, Inc.	31	5,092
	Inaba Denki Sangyo Co., Ltd.	1,000	25,320
	Inaba Seisakusho Co., Ltd.	1,200	12,509
	Inabata and Co., Ltd.	4,000	17,544
#	Inageya Co., Ltd.	2,000	16,638
*	Ines Corp.	3,600	16,769
	Inui Steamship Co., Ltd.	1,500	19,106
#	Invoice, Inc.	311	2,625
# *	Iseki & Co., Ltd.	14,000	37,013
*	Ishihara Sangyo Kaisha, Ltd.	24,000	40,070
# *	IT Holdings Corp.	3,380	53,182
	Itochu Enex Co., Ltd.	4,000	24,713
	Itochu-Shokuhin Co., Ltd.	900	29,704
#	Itoham Foods, Inc.	5,000	26,081
	Itoki Corp.	3,000	10,914
	Iwasaki Electric Co., Ltd.	4,000	6,560
#	IWATANI Corp.	11,000	30,022
#	Iwatsu Electric Co., Ltd.	3,000	3,249
#	Izumiya Co., Ltd.	7,000	39,663
# *	J Bridge Corp.	1,000	228
#	Jamco Corp.	2,000	12,245
#	Janome Sewing Machine Co., Ltd.	14,000	8,779
#	Japan Aviation Electronics Industry, Ltd.	2,000	12,421
	Japan Business Computer Co., Ltd.	2,000	15,987
#	Japan Cash Machine Co., Ltd.	1,700	14,637
	Japan Digital Laboratory Co., Ltd.	2,300	28,057
#	Japan Medical Dynamic Marketing, Inc.	770	2,030
	Japan Pulp & Paper Co., Ltd.	5,000	17,221
#	Japan Radio Co., Ltd.	7,000	15,957
#	Japan Transcity Corp.	3,000	10,751
#	Japan Vilene Co., Ltd.	3,000	11,920
#	Jeol, Ltd.	5,000	17,986

23

#	J-Oil Mills, Inc.	6,000	28,602
#	Joint Corp.	1,500	2,625
#	Joshin Denki Co., Ltd.	2,000	16,131
	JSP Corp.	1,900	12,904
#	Juki Corp.	7,000	12,880
#	Kadokawa Holdings, Inc.	700	16,483
	Kaga Electronics Co., Ltd.	900	11,136
#	Kakaku.com, Inc.	14	40,664
	Kaken Pharmaceutical Co., Ltd.	7,000	62,700
#	Kamagai Gumi Co., Ltd.	8,000	4,581
	Kameda Seika Co., Ltd.	2,000	27,086
	Kamei Corp.	2,000	7,847
	Kanaden Corp.	3,000	15,110
	Kanagawa Chuo Kotsu Co., Ltd.	4,000	18,617
	Kanamoto Co., Ltd.	2,000	9,632
*	Kanematsu Corp.	11,025	12,412
*	Kanematsu-NNK Corp.	3,000	2,322
	Kanto Auto Works, Ltd.	2,900	37,343
#	Kanto Denka Kogyo Co., Ltd.	4,000	18,177
#	Kanto Natural Gas Development Co., Ltd.	4,000	26,259
	Kato Sangyo Co., Ltd.	2,000	26,770
	Kato Works Co., Ltd.	4,000	11,263
*	Kawada Industries, Inc.	2,000	2,392
	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	5,918
	Kayaba Industry Co., Ltd.	16,000	58,442
	Keihin Corp.	1,200	19,886
#	Keiyo Co., Ltd.	2,000	9,973
#	Kenedix, Inc.	15	8,544
#	Kentucky Fried Chicken Japan, Ltd.	1,000	15,881
#	Kenwood Corp.	10,000	8,707
	Key Coffee, Inc.	1,400	19,966
	Kikkoman Corp.	940	11,631
# *	Kinki Nippon Tourist Co., Ltd.	6,000	11,162
	Kintetsu World Express, Inc.	1,200	21,787
	Kioritz Corp.	5,000	11,048
	Kirayaka Holdings, Inc.	10,000	13,860
#	Kisoji Co., Ltd.	1,200	23,994
	Kissei Pharmaceutical Co., Ltd.	1,000	21,754
	Kitagawa Iron Works Co., Ltd.	7,000	11,356
#	Kitz Corp.	4,000	17,983
	Kiyo Holdings, Inc.	27,000	41,903
	Koa Corp.	1,500	8,640
	Koatsu Gas Kogyo Co., Ltd.	4,000	22,502
	Kobayashi Pharmaceutical Co., Ltd.	1,300	44,055
	Koei Co., Ltd.	1,200	16,857
#	Kohnan Shoji Co., Ltd.	2,000	26,821
	Koike Sanso Kogyo Co., Ltd.	4,000	11,990
#	Kojima Co., Ltd.	2,300	10,901
	Kokuyo Co., Ltd.	5,900	47,592
	Komatsu Seiren Co., Ltd.	4,000	15,494
	Komeri Co., Ltd.	800	23,358
#	Konaka Co., Ltd.	1,760	7,124

24

	Konishi Co., Ltd.	2,000	17,900
#	Kosei Securities Co., Ltd.	4,000	4,218
	Kurabo Industries, Ltd.	13,000	22,029
#	Kureha Corp.	12,000	67,341
	Kurimoto, Ltd.	11,000	10,516
	Kuroda Electric Co., Ltd.	1,200	13,842
	K’s Holdings Corp.	1,900	34,498
	Kyoden Co., Ltd.	3,000	4,077
	Kyodo Printing Co., Ltd.	9,000	24,213
#	Kyodo Shiryo Co., Ltd.	5,000	5,814
	Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	10,756
	Kyokuyo Co., Ltd.	9,000	16,398
	Kyosan Electric Manufacturing Co., Ltd.	5,000	17,561
	Kyowa Exeo Corp.	4,000	39,108
*	Laox Co., Ltd.	6,000	1,264
#	Life Corp.	2,000	30,524
	Lion Corp.	9,000	43,677
	Macnica, Inc.	800	10,045
#	Maeda Corp.	6,000	18,297
	Maeda Road Construction Co., Ltd.	10,000	64,067
#	Maezawa Kaisei Industries Co., Ltd.	1,200	12,303
#	Maezawa Kyuso Industries Co., Ltd.	1,200	21,282
	Makino Milling Machine Co., Ltd.	4,000	18,296
	Mandom Corp.	800	21,434
	Mars Engineering Corp.	700	14,533
	Marubun Corp.	1,900	11,952
	Marudai Food Co., Ltd.	5,000	12,391
#	Maruha Nichiro Holdings, Inc.	22,525	41,348
	Marukyu Co., Ltd.	2,000	18,326
#	Marusan Securities Co., Ltd.	6,000	34,260
#	Maruwa Co., Ltd.	700	8,407
#	Maruyama Manufacturing Co., Inc.	3,000	5,795
# *	Maruzen Co., Ltd.	4,000	3,568
	Maruzen Showa Unyu Co., Ltd.	6,000	17,119
#	Matsuda Sangyo Co., Ltd.	1,225	27,068
# *	Matsuo Bridge Co., Ltd.	3,000	2,807
#	Matsuya Co., Ltd.	2,000	35,765
#	Matsuya Foods Co., Ltd.	1,000	11,903
	Max Co., Ltd.	2,000	19,159
	Maxvalu Tokai Co., Ltd.	1,000	13,953
#	Megachips Corp.	1,900	28,323
#	Meidensha Corp.	14,000	37,065
	Meitec Corp.	800	22,079
	Meito Sangyo Co., Ltd.	2,000	41,833
#	Meiwa Estate Co., Ltd.	1,700	6,575
*	Meiwa Trading Co., Ltd.	3,000	5,461
#	Melco Holdings, Inc.	1,400	31,802
	Mikuni Coca-Cola Bottling Co., Ltd.	3,000	28,120
	Mimasu Semiconductor Industry Co., Ltd.	1,219	17,612
#	Ministop Co., Ltd.	1,500	28,986
	Miraca Holdings, Inc.	1,500	33,455
# *	Misawa Homes Co., Inc.	2,000	9,031

25

#	Misawa Resort Co., Ltd.	4,000	10,327
	Mitani Corp.	1,200	7,765
#	Mitsubishi Cable Industries, Ltd.	14,000	15,515
	Mitsubishi Paper Mills, Ltd.	13,000	30,960
#	Mitsubishi Steel Manufacturing Co., Ltd.	5,000	18,614
#	Mitsuboshi Belting, Ltd.	8,000	41,562
	Mitsui High-Tec, Inc.	3,300	22,534
	Mitsui Home Co., Ltd.	4,000	20,146
	Mitsui Mining Co., Ltd.	12,500	42,619
#	Mitsui-Soko Co., Ltd.	10,000	49,186
	Mitsuuroko Co., Ltd.	3,000	19,172
	Miura Co., Ltd.	2,000	43,927
#	Mizuno Corp.	9,000	45,066
	Mochida Pharmaceutical Co., Ltd.	4,000	48,605
#	Modec, Inc.	800	25,348
#	Morinaga & Co., Ltd.	16,000	30,474
	Morinaga Milk Industry Co., Ltd.	6,000	17,635
	Morita Corp.	4,000	15,967
#	MOS Food Services, Inc.	2,000	25,194
	Nachi-Fujikoshi Corp.	13,000	41,437
	Nagatanien Co., Ltd.	2,000	15,901
	Nakamuraya Co., Ltd.	3,000	13,696
	Nakayama Steel Works, Ltd.	5,000	16,043
	NEC Fielding, Ltd.	1,200	13,103
	NEC Mobiling, Ltd.	1,100	16,854
# *	NEC Tokin Corp.	7,000	23,533
	Net One Systems Co., Ltd.	31	41,405
*	Netmarks, Inc.	7	1,406
	New Japan Radio Co., Ltd.	3,000	9,349
	Nichia Steel Works, Ltd.	4,000	13,649
*	Nichias Corp.	4,000	11,242
	Nichicon Corp.	1,900	15,463
#	Nichii Gakkan Co.	800	10,224
#	Nichimo Co., Ltd.	5,000	7,922
	Nichirei Corp.	14,000	79,860
	Nichireki Co., Ltd.	2,000	5,409
	Nidec Copal Corp.	1,800	22,468
#	Nidec Sankyo Corp.	3,000	15,938
#	Nidec Tosok Corp.	1,600	12,472
	Nifco, Inc.	2,000	43,109
#	Nihon Dempa Kogyo Co., Ltd.	600	12,594
#	Nihon Eslead Corp.	1,000	6,185
	Nihon Kohden Corp.	2,000	43,608
#	Nihon Nohyaku Co., Ltd.	5,000	45,359
	Nihon Parkerizing Co., Ltd.	2,000	27,901
	Nikkiso Co., Ltd.	4,000	24,568
	Nippo Corp.	4,000	21,229
	Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	11,907
	Nippon Carbon Co., Ltd.	5,000	23,395
#	Nippon Ceramic Co., Ltd.	1,000	10,812
	Nippon Chemical Industrial Co., Ltd.	2,000	5,081
#	Nippon Chemi-Con Corp.	5,000	17,671

26

#	Nippon Chemiphar Co., Ltd.	3,000	13,389
	Nippon Concrete Industries Co., Ltd.	3,000	3,898
	Nippon Denko Co., Ltd.	6,000	51,636
	Nippon Densetsu Kogyo Co., Ltd.	2,000	16,082
	Nippon Denwa Shisetu Co., Ltd.	5,000	12,704
	Nippon Filcon Co., Ltd.	2,000	9,491
	Nippon Flour Mills Co., Ltd.	11,000	52,585
#	Nippon Gas Co., Ltd.	2,000	19,423
	Nippon Kasei Chemical Co., Ltd.	5,000	7,736
	Nippon Kayaku Co., Ltd.	5,000	31,818
#	Nippon Kinzoku Co., Ltd.	3,000	6,318
	Nippon Koei Co., Ltd.	5,000	12,930
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	20,255
	Nippon Koshuha Steel Co., Ltd.	10,000	14,485
	Nippon Light Metal Co., Ltd.	31,000	46,772
#	Nippon Metal Industry Co., Ltd.	8,000	18,934
#	Nippon Paint Co., Ltd.	8,000	28,752
	Nippon Paper Group, Inc.	1	2,399
	Nippon Pillar Packing Co., Ltd.	2,000	9,877
#	Nippon Piston Ring Co., Ltd.	7,000	10,761
	Nippon Seiki Co., Ltd.	1,000	12,501
	Nippon Sharyo, Ltd.	8,000	24,765
	Nippon Shinyaku Co., Ltd.	3,000	37,377
	Nippon Signal Co., Ltd.	3,000	15,825
	Nippon Soda Co., Ltd.	8,000	38,944
	Nippon Suisan Kaisha, Ltd.	10,500	36,429
	Nippon Thompson Co., Ltd.	3,000	15,872
	Nippon Valqua Industries, Ltd.	6,000	16,870
#	Nippon Yakin Kogyo Co., Ltd.	4,000	19,694
#	Nipro Corp.	1,000	18,251
# *	NIS Group Co., Ltd.	2,639	3,225
	Nishimatsu Construction Co., Ltd.	11,000	24,321
	Nishi-Nippon Railroad Co., Ltd.	6,000	20,881
	Nissan Shatai Co., Ltd.	3,000	22,336
#	Nissei Corp.	1,000	9,642
#	Nissen Holdings Co., Ltd.	1,600	6,360
#	Nisshin Fudosan Co., Ltd.	1,400	4,608
#	Nittan Valve Co., Ltd.	2,000	8,546
	Nittetsu Mining Co., Ltd.	3,000	10,983
#	Nitto Boseki Co., Ltd.	18,000	35,464
#	Nitto Electric Works, Ltd.	3,000	27,910
	Nitto Seiko Co., Ltd.	3,000	9,872
*	Niws Co. HQ, Ltd.	20	17
	NOF Corp.	7,000	29,124
	Nohmi Bosai, Ltd.	3,000	19,727
	Nomura Co., Ltd.	4,000	12,373
	Noritake Co., Ltd.	8,000	30,115
	Noritsu Koki Co., Ltd.	1,200	17,420
#	Noritz Corp.	2,600	24,317
	NSD Co., Ltd.	2,400	26,537
*	Oak Capital Corp.	9,900	1,263
#	Oenon Holdings, Inc.	5,000	13,033

27

	Oiles Corp.	1,440	24,849
	Okabe Co., Ltd.	4,000	18,973
	Okamoto Industries, Inc.	9,000	33,120
#	Okamura Corp.	3,000	19,090
	Okasan Holdings, Inc.	10,000	49,564
	Okinawa Electric Power Co., Ltd.	877	46,601
	OKK Corp.	5,000	7,233
#	Okumura Corp.	4,000	14,404
	Okura Industrial Co., Ltd.	4,000	9,044
	Okuwa Co., Ltd.	3,000	48,162
	Olympic Corp.	1,800	11,233
# *	OMC Card, Inc.	486	1,253
	Ono Sokki Co., Ltd.	3,000	15,011
#	Onoken Co., Ltd.	2,000	29,790
#	Organo Corp.	4,000	28,687
	Origin Electric Co., Ltd.	3,000	16,474
	Osaka Steel Co., Ltd.	2,100	26,817
#	Osaki Electric Co., Ltd.	3,000	17,092
#	OSG Corp.	2,000	17,136
	Pacific Industrial Co., Ltd.	4,000	14,889
#	Paramount Bed Co., Ltd.	1,700	23,927
#	Parco Co., Ltd.	2,000	22,838
#	Paris Miki, Inc.	1,000	8,420
# *	Pasco Corp.	1,000	1,674
# *	Penta-Ocean Construction Co., Ltd.	18,000	20,568
#	Pigeon Corp.	1,300	30,252
	Piolax, Inc.	1,000	18,243
	Press Kogyo Co., Ltd.	9,000	34,741
*	Prima Meat Packers, Ltd.	5,000	5,418
	Q.P. Corp.	2,300	21,772
#	Raito Kogyo Co., Ltd.	2,400	5,588
#	Rasa Industries, Ltd.	3,000	4,905
*	Renown, Inc.	3,000	8,402
#	Resorttrust, Inc.	1,008	10,853
	Rheon Automatic Machinery Co., Ltd.	2,000	6,571
#	Rhythm Watch Co., Ltd.	10,000	11,924
#	Ricoh Leasing Co., Ltd.	1,000	20,020
#	Right On Co., Ltd.	1,125	12,438
#	Riken Corp.	7,000	23,788
	Riken Technos Corp.	5,000	11,239
	Riken Vitamin Co., Ltd.	2,000	58,238
#	Ringer Hut Co., Ltd.	1,800	22,574
#	RISA Partners, Inc.	19	16,763
	Rock Field Co., Ltd.	300	4,210
	Rohto Pharmaceutical Co., Ltd.	4,000	47,749
	Roland Corp.	2,000	32,536
#	Roland DG Corp.	900	15,270
#	Round One Corp.	12	9,840
#	Royal Co., Ltd.	2,000	18,048
	Ryobi, Ltd.	11,000	36,309
	Ryoden Trading Co., Ltd.	3,000	17,972
	Ryosan Co., Ltd.	1,500	32,227

28

#	Ryoshoku, Ltd.	1,100	20,893
	Ryoyo Electro Corp.	2,000	19,303
#	S Foods, Inc.	2,000	13,550
#	S.T. Chemical Co., Ltd.	2,000	23,808
	Sagami Chain Co., Ltd.	2,000	16,402
*	Sagami Co., Ltd.	3,000	2,566
	Saibu Gas Co., Ltd.	12,000	28,020
#	Saizeriya Co., Ltd.	1,700	16,960
	Sakata INX Corp.	3,000	9,141
#	Sakata Seed Corp.	2,000	29,741
	Sala Corp.	4,000	18,278
	San-Ai Oil Co., Ltd.	4,000	15,679
	Sanden Corp.	7,000	27,084
	Sanei-International Co., Ltd.	500	6,506
	Sankei Building Co., Ltd.	2,000	9,573
#	Sanken Electric Co., Ltd.	3,000	15,446
#	Sanki Engineering Co., Ltd.	5,000	36,659
#	Sankyo Seiko Co., Ltd.	4,000	8,525
	Sankyo-Tateyama Holdings, Inc.	16,000	17,758
	Sanoh Industrial Co., Ltd.	3,000	14,904
#	Sanrio Co., Ltd.	2,100	23,891
	Sanshin Electronics Co., Ltd.	2,000	17,812
*	Sansui Electric Co., Ltd.	28,000	2,052
	Sanwa Holdings Corp.	5,000	18,616
	Sanyo Chemical Industries, Ltd.	7,000	34,259
	Sanyo Denki Co., Ltd.	4,000	15,101
#	Sanyo Shokai, Ltd.	4,000	19,062
	Sanyo Special Steel Co., Ltd.	6,000	32,965
#	Sasebo Heavy Industries Co., Ltd.	7,000	14,313
	Sato Corp.	2,100	27,905
	Sato Shoji Corp.	2,000	15,475
	Satori Electric Co., Ltd.	1,000	6,282
	Saxa Holdings, Inc.	4,000	5,841
	Secom Joshinetsu Co., Ltd.	900	19,371
#	Secom Techno Service Co., Ltd.	500	13,332
	Seika Corp.	8,000	15,498
	Seikagaku Corp.	1,700	17,711
#	Seiko Holdings Corp.	3,307	12,340
	Seiren Co., Ltd.	2,000	10,555
	Sekisui Jushi Co., Ltd.	4,000	28,355
	Sekisui Plastics Co., Ltd.	7,000	19,352
	Senko Co., Ltd.	6,000	22,234
#	Senshu Electric Co., Ltd.	1,000	14,829
#	Senshukai Co., Ltd.	3,000	17,861
#	Shibaura Mechatronics Corp.	4,000	16,323
#	Shibusawa Warehouse Co., Ltd.	6,000	32,751
	Shibuya Kogyo Co., Ltd.	2,100	16,327
	Shikibo, Ltd.	9,000	10,275
	Shikoku Bank, Ltd.	10,000	35,099
	Shikoku Chemicals Corp.	3,000	12,233
	Shikoku Coca-Cola Bottling Co., Ltd.	1,500	15,818
#	Shimachu Co., Ltd.	800	19,237

29

	Shimizu Bank, Ltd.	400	15,275
	Shinagawa Refractories Co., Ltd.	5,000	10,827
	Shindengen Electric Manufacturing Co., Ltd.	3,000	6,328
#	Shin-Etsu Polymer Co., Ltd.	5,000	26,616
#	Shinkawa, Ltd.	1,000	12,294
*	Shinki Co., Ltd.	3,000	2,857
#	Shinko Electric Co., Ltd.	6,000	15,322
	Shinko Plantech Co., Ltd.	3,000	30,470
	Shinko Shoji Co., Ltd.	2,000	16,282
#	Shin-Kobe Electric Machinery Co., Ltd.	4,000	28,443
	Shinmaywa Industries, Ltd.	5,000	16,525
#	Shinnihon Corp.	4,000	3,022
	Shiroki Co., Ltd.	7,000	19,595
	Shizuoka Gas Co., Ltd.	3,000	10,057
	Sho-Bond Corp.	2,000	35,202
	Shobunsha Publications, Inc.	1,300	7,002
#	Shochiku Co., Ltd.	4,000	22,159
	Showa Corp.	1,400	9,958
	Showa Sangyo Co., Ltd.	10,000	28,152
	Siix Corp.	2,400	13,713
	Sinanen Co., Ltd.	3,000	11,877
	SKY Perfect JSAT Holdings, Inc.	36	13,571
	SMK Corp.	5,000	21,567
#	Snow Brand Milk Products Co., Ltd.	6,500	19,755
#	Sorun Corp.	2,000	10,344
	SRA Holdings, Inc.	1,000	9,796
#	SSP Co., Ltd.	8,000	39,929
#	Star Micronics Co., Ltd.	2,000	24,881
	Starzen Corp.	4,000	8,964
#	Stella Chemifa Corp.	900	17,579
	Sumida Corp.	1,100	10,176
	Suminoe Textile Co., Ltd.	5,000	8,209
	Sumisho Computer Systems Corp.	1,100	19,577
# *	Sumitomo Coal Mining Co., Ltd.	11,500	7,826
	Sumitomo Forestry Co., Ltd.	9,000	64,286
#	Sumitomo Light Metal Industries, Ltd.	11,000	11,783
# *	Sumitomo Mitsui Construction Co., Ltd.	9,660	7,043
	Sumitomo Osaka Cement Co., Ltd.	18,000	30,229
	Sumitomo Pipe & Tube Co., Ltd.	3,000	20,530
#	Sumitomo Precision Products Co., Ltd.	2,000	6,787
	Sumitomo Seika Chemicals Co., Ltd.	4,000	13,751
	Sumitomo Warehouse Co., Ltd.	11,000	40,411
*	Sun Wave Corp.	2,000	2,699
	SUNX, Ltd.	2,700	12,386
#	SWCC Showa Holdings Co., Ltd.	12,000	16,004
*	SxL Corp.	3,000	1,776
#	T.Hasegawa Co., Ltd.	1,600	23,680
	Tachi-S Co., Ltd.	2,100	24,218
#	Taihei Dengyo Kaisha, Ltd.	3,000	24,330
	Taiho Kogyo Co., Ltd.	1,900	18,961
	Taikisha, Ltd.	2,000	27,192
#	Taisei Rotec Corp.	3,000	5,295

30

	Taiyo Yuden Co., Ltd.	3,000	33,063
	Takagi Securities Co., Ltd.	5,000	9,599
	Takamatsu Corp.	1,600	22,346
#	Takaoka Electric Manufacturing Co., Ltd.	4,000	5,207
#	Takara Holdings, Inc.	5,000	34,391
	Takara Standard Co., Ltd.	5,000	24,827
	Takasago International Corp.	3,000	16,693
#	Takasago Thermal Engineering Co., Ltd.	6,000	58,717
# *	Takashima & Co., Ltd.	4,000	6,530
#	Takiron Co., Ltd.	3,000	8,364
#	Takuma Co., Ltd.	6,000	18,459
	Tamura Corp.	4,000	10,793
#	Tasaki Shinju Co., Ltd.	2,000	3,400
	TCM Corp.	5,000	10,353
# *	Teac Corp.	5,000	3,182
	Techno Associe Co., Ltd.	1,800	14,680
#	Tecmo, Ltd.	2,000	14,639
	Teikoku Tsushin Kogyo Co., Ltd.	4,000	11,518
*	Tekken Corp.	11,000	11,487
	Tenma Corp.	2,000	30,219
	The Aichi Bank, Ltd.	300	20,656
	The Akita Bank, Ltd.	7,000	26,956
	The Aomori Bank, Ltd.	6,000	23,008
	The Awa Bank, Ltd.	10,000	52,888
#	The Bank of Ikeda, Ltd.	700	24,117
	The Bank of Iwate, Ltd.	700	39,586
	The Bank of Nagoya, Ltd.	8,000	43,549
	The Bank of Okinawa, Ltd.	1,100	38,613
	The Bank of Saga, Ltd.	6,000	17,274
*	The Chiba Kogyo Bank, Ltd.	800	9,618
	The Chukyo Bank, Ltd.	7,000	19,338
	The Daisan Bank, Ltd.	7,000	23,491
	The Daito Bank, Ltd.	10,000	8,020
	The Ehime Bank, Ltd.	6,000	17,513
	The Eighteenth Bank, Ltd.	6,000	15,879
#	The Fukui Bank, Ltd.	6,000	18,819
	The Hokkoku Bank, Ltd.	4,000	14,672
	The Hokuetsu Bank, Ltd.	7,000	15,046
#	The Japan General Estate Co., Ltd.	1,900	4,144
	The Japan Wool Textile Co., Ltd.	6,000	49,490
	The Kagawa Bank, Ltd.	3,000	15,555
	The Kanto Tsukuba Bank, Ltd.	1,700	7,399
	The Kita-Nippon Bank, Ltd.	400	12,425
*	The Maruetsu, Inc.	5,000	44,214
	The Michinoku Bank, Ltd.	5,000	12,083
#	The Minato Bank, Ltd.	21,000	31,257
	The Miyazaki Bank, Ltd.	6,000	15,370
	The Nagano Bank, Ltd.	6,000	11,722
	The Nanto Bank, Ltd.	10,000	53,945
	The Nippon Synthetic Chemical Industry Co., Ltd.	3,000	11,673
	The Nisshin Oillio Group, Ltd.	10,000	55,420
	The Oita Bank, Ltd.	5,000	26,303

31

	The San-in Godo Bank, Ltd.	8,000	61,882
	The Yasuda Warehouse Co., Ltd.	2,000	16,994
	TKC Corp.	1,200	21,363
*	Toa Corp.	12,000	13,990
#	Toa Doro Kogyo Co., Ltd.	3,000	4,391
#	Toabo Corp.	6,000	4,860
	Toagosei Co., Ltd.	20,000	75,432
# *	Tobishima Corp.	12,000	2,073
#	TOC Co., Ltd.	5,000	19,331
	Tocalo Co., Ltd.	1,000	15,212
	Tochigi Bank, Ltd.	7,000	38,348
#	Toda Corp.	2,000	7,197
	Toei Co., Ltd.	9,000	49,244
	Toenec Corp.	3,000	15,283
	Tohcello Co., Ltd.	2,000	8,767
	Toho Bank, Ltd.	6,000	23,988
	Toho Real Estate Co., Ltd.	4,000	20,087
	Toho Zinc Co., Ltd.	4,000	13,316
	Tohoku Bank, Ltd.	8,000	12,491
	Tokai Corp.	5,000	28,007
#	Tokai Tokyo Securities Co., Ltd.	7,000	24,814
*	Toko, Inc.	8,000	11,259
	Tokushima Bank, Ltd.	7,000	29,244
	Tokushu Tokai Holdings Co., Ltd.	5,189	10,208
	Tokyo Dome Corp.	5,000	22,857
	Tokyo Energy & Systems, Inc.	2,000	11,212
#	Tokyo Kikai Seisakusho, Ltd.	6,000	13,139
#	Tokyo Leasing Co., Ltd.	2,200	20,651
	Tokyo Ohka Kogyo Co., Ltd.	1,200	21,751
	Tokyo Rakutenchi Co., Ltd.	5,000	17,378
	Tokyo Rope Manufacturing Co., Ltd.	4,000	11,152
#	Tokyo Seimitsu Co., Ltd.	1,000	12,989
	Tokyo Style Co., Ltd.	4,000	33,284
	Tokyo Tekko Co., Ltd.	3,000	8,439
#	Tokyo Theatres Co., Inc.	6,000	11,020
	Tokyo Tomin Bank, Ltd.	1,000	16,095
	Tokyotokeiba Co., Ltd.	7,000	11,325
	Tokyu Community Corp.	1,000	18,785
#	Tokyu Construction Co., Ltd.	5,880	17,154
#	Tokyu Livable, Inc.	1,800	11,535
	Tokyu Recreation Co., Ltd.	3,000	15,843
	Toli Corp.	6,000	10,268
	Tomato Bank, Ltd.	9,000	17,497
#	Tomen Electronics Corp.	800	9,187
#	Tomy Co., Ltd.	1,317	8,669
	Tonami Transportation Co., Ltd.	3,000	6,344
# *	Tonichi Carlife Group, Inc.	3,000	2,058
	Toppan Forms Co., Ltd.	1,800	21,636
	Topy Industries, Ltd.	16,000	45,368
#	Torishima Pump Manufacturing Co., Ltd.	2,000	39,959
	Toshiba Machine Co., Ltd.	5,000	21,934
#	Toshiba Plant Kensetsu Co., Ltd.	4,000	36,290

32

	Tosho Printing Co., Ltd.	5,000	12,730
	Totetsu Kogyo Co., Ltd.	3,000	15,500
# *	Totoku Electric Co., Ltd.	3,000	3,753
#	Tottori Bank, Ltd.	6,000	15,534
#	Touei Housing Corp.	900	1,519
# *	Towa Bank, Ltd.	10,000	9,590
#	Towa Pharmaceutical Co., Ltd.	900	34,343
#	Towa Real Estate Development Co., Ltd.	6,000	4,497
# *	Toyo Construction Co., Ltd.	18,000	7,669
#	Toyo Corp.	3,000	32,170
	Toyo Electric Co., Ltd.	5,000	14,723
	Toyo Engineering Corp.	11,000	57,339
	Toyo Ink Manufacturing Co., Ltd.	15,000	49,148
	Toyo Kanetsu K.K.	12,000	22,134
	Toyo Kohan Co., Ltd.	3,000	15,422
	Toyo Radiator Co., Ltd.	5,000	24,613
	Toyo Securities Co., Ltd.	5,000	15,551
#	Toyo Tire & Rubber Co., Ltd.	8,000	20,660
#	Trans Cosmos, Inc.	1,100	7,986
	Trusco Nakayama Corp.	2,300	31,438
	Tsubakimoto Chain Co.	9,000	45,826
	Tsukishima Kikai Co., Ltd.	3,000	24,309
	Tsurumi Manufacturing Co., Ltd.	2,000	15,177
	Tsutsumi Jewelry Co., Ltd.	2,000	38,921
#	Ube Material Industries, Ltd.	6,000	12,453
	Uchida Yoko Co., Ltd.	4,000	15,178
	Uniden Corp.	2,000	8,695
	Unimat Offisco Corp.	1,700	15,277
#	Unitika, Ltd.	33,000	30,026
	UNY Co., Ltd.	2,324	25,620
	U-Shin, Ltd.	2,000	16,584
	Valor Co., Ltd.	2,000	17,715
# *	Venture Link Co., Ltd.	8,600	2,503
*	Victor Co. of Japan, Ltd.	5,000	8,407
	Vital-Net, Inc.	2,800	18,750
*	Wakachiku Construction Co., Ltd.	4,000	1,887
	Warabeya Nichiyo Co., Ltd.	1,200	16,836
#	Watami Food Service Co., Ltd.	1,400	23,024
	Wood One Co., Ltd.	3,000	16,174
	Xebio Co., Ltd.	1,500	27,636
	Yamagata Bank, Ltd.	11,000	58,117
	Yamaichi Electronics Co., Ltd.	1,600	7,366
	Yamamura Glass Co., Ltd.	8,000	14,425
	Yamanashi Chuo Bank, Ltd.	11,000	58,201
	Yamazen Co., Ltd.	3,000	10,348
	Yaoko Co., Ltd.	900	31,168
	Yellow Hat, Ltd.	1,800	6,880
	Yodogawa Steel Works, Ltd.	9,000	45,969
	Yokohama Reito Co., Ltd.	3,000	21,823
#	Yokowo Co., Ltd.	1,700	10,302
#	Yomeishu Seizo Co., Ltd.	2,000	18,946
#	Yomiuri Land Co., Ltd.	3,000	9,149

33

	Yondenko Corp.	2,100	10,375
	Yonekyu Corp.	2,000	22,683
#	Yorozu Corp.	1,900	23,919
	Yoshimoto Kogyo Co., Ltd.	2,000	19,893
#	Yoshinoya Holdings Co., Ltd.	23	24,472
	Yuraku Real Estate Co., Ltd.	3,000	6,863
	Yurtec Corp.	4,000	18,608
#	Yushiro Chemical Industry Co., Ltd.	1,000	16,285
#	Zenrin Co., Ltd.	1,800	26,373
#	Zensho Co., Ltd.	2,100	7,778
#	Zeria Pharmaceutical Co., Ltd.	2,000	20,068
#	Zuken, Inc.	2,000	16,734
TOTAL — JAPAN			14,808,465

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Promet Berhad	23,000	—

NETHERLANDS — (1.7%)
COMMON STOCKS — (1.7%)
	Aalberts Industries NV	5,782	88,915
#	Accell Group NV	795	28,788
*	AFC Ajax NV	864	9,550
#	Arcadis NV	2,418	51,308
# *	ASM International NV	2,535	62,821
# *	BE Semiconductor Industries NV	1,100	4,879
#	Beter Bed Holding NV	1,357	18,841
	Brunel International NV	1,355	31,361
# *	Crucell NV	2,983	48,065
#	Draka Holding NV	762	22,795
	Eriks Group NV	272	16,744
	Exact Holding NV	619	18,786
	Gamma Holding NV	304	10,855
	Grontmij NV	824	29,458
#	Heijmans NV	819	15,823
	Imtech NV	3,855	98,902
	Innoconcepts NV	1,056	16,735
*	Jetix Europe NV	783	19,647
	Kas Bank NV	488	16,876
	Kendrion NV	133	3,135
	Koninklijke Bam Groep NV	4,222	74,471
	Koninklijke Ten Cate NV	1,361	53,625
	Koninklijke Vopak NV	1,141	67,181
*	Laurus NV	4,820	26,280
#	Macintosh Retail Group NV	879	15,618
	Nutreco Holding NV	1,565	96,613
#	Oce NV	3,355	32,576
	OPG Groep NV	3,387	56,620

34

	Ordina NV	772	8,249
# *	Pharming Group NV	3,806	4,886
	RSDB NV	354	18,455
*	Samas NV	3,291	11,783
	Sligro Food Group NV	924	31,852
	Smit Internationale NV	564	43,457
#	Telegraaf Media Groep NV	1,554	41,069
	TKH Group NV	2,708	60,840
	Unit 4 Agresso NV	982	21,260
	USG People NV	3,335	60,358
*	Van der Moolen Holding NV	995	7,342
TOTAL — NETHERLANDS			1,346,819

NEW ZEALAND — (0.6%)
COMMON STOCKS — (0.6%)
	Air New Zealand, Ltd.	23,770	19,068
	Briscoe Group, Ltd.	15,371	9,895
	Cavalier Corp., Ltd.	8,600	16,843
	Fisher & Paykel Appliances Holdings, Ltd.	23,260	28,562
	Fisher & Paykel Healthcare Corp.	17,357	38,166
	Freightways, Ltd.	7,082	16,631
	Hallenstein Glassons Holdings, Ltd.	5,327	10,774
	Infratil, Ltd.	16,437	26,380
	Mainfreight, Ltd.	3,992	19,694
	New Zealand Refining Co., Ltd.	11,600	60,011
	Nuplex Industries, Ltd.	4,806	21,469
	Port of Tauranga, Ltd.	7,100	34,842
	Pumpkin Patch, Ltd.	7,400	8,219
	Pyne Gould Guinness, Ltd.	13,881	26,606
	Ryman Healthcare, Ltd.	31,115	37,318
	Sanford, Ltd.	6,562	27,139
	Sky City Entertainment Group, Ltd.	19,664	49,470
	Steel & Tube Holdings, Ltd.	5,579	13,580
	Tower, Ltd.	7,965	12,292
TOTAL — NEW ZEALAND			476,959

NORWAY — (1.6%)
COMMON STOCKS — (1.6%)
#	Acta Holding ASA	5,000	4,598
# *	Aker Yards ASA	5,785	66,938
	Austevoll Seafood ASA	2,800	12,480
*	Awilco Offshore ASA	4,000	61,946
# *	Blom ASA	4,000	27,599
	Bonheur ASA	400	17,515
	Camillo Eitze & Co. ASA	1,600	15,779
#	Cermaq ASA	3,800	36,777
*	Det Norske Oljeselskap ASA	56,000	89,941
#	DOF ASA	2,500	25,079
	EDB Business Partner ASA	2,200	11,928
# *	Eitzen Chemical ASA	5,000	17,675

35

	Ekornes ASA	1,600	26,133
# *	Eltek ASA	1,920	8,118
*	Ementor ASA	5,000	30,308
	Farstad Shipping ASA	800	21,039
	Ganger Rolf ASA	1,960	75,781
# *	Kongsberg Automotive ASA	2,200	6,233
	Kongsberg Gruppen ASA	300	20,156
#	Leroy Seafood Group ASA	1,200	17,793
# *	Norse Energy Corp. ASA	14,000	14,183
# *	Norske Skogindustrier ASA Series A	7,000	38,166
	Odfjell ASA Series A	1,000	10,041
*	ODIM ASA	1,200	18,832
# *	Petrolia Drilling ASA	55,000	21,294
	Prosafe ASA	10,360	93,283
*	Revus Energy ASA	1,400	21,470
	Rieber and Son ASA Series A	3,600	29,190
	Schibsted ASA	2,350	60,355
# *	Sevan Marine ASA	3,600	36,986
	Solstad Offshore ASA	1,000	21,455
*	Songa Offshore ASA	2,200	31,001
	SpareBanken 1 SMN	5,179	44,853
*	TGS Nopec Geophysical Co. ASA	4,820	64,363
#	Tomra Systems ASA	9,200	62,272
	TTS Marine ASA	1,100	14,081
	Veidekke ASA	4,900	31,311
	Wilh. Wilhelmsen ASA	2,050	64,120
TOTAL — NORWAY			1,271,072

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	15,318	51,475
*	Impresa Sociedade Gestora de Participacoes SA	6,108	11,089
	Mota-Engil SGPS SA	4,552	24,285
#	Portucel-Empresa Produtora de Pasta de Papel SA	20,700	61,548
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,074	39,865
	Sociedade de Investimento e Gestao SGPS SA	6,200	69,760
	Sonae Industria SGPS SA	2,500	9,695
# *	Sonaecom SGPS SA	8,301	23,716
TOTAL — PORTUGAL			291,433

SINGAPORE — (1.5%)
COMMON STOCKS — (1.5%)
	Allgreen Properties, Ltd.	34,000	19,129
*	Asia Food and Properties, Ltd.	70,000	24,026
	Bukit Sembawang Estates, Ltd.	4,500	21,805
	Cerebos Pacific, Ltd.	15,000	39,291
	CH Offshore, Ltd.	17,400	6,932
# *	Chartered Semiconductor Manufacturing, Ltd.	54,000	18,376
	China Aviation Oil (Singapore) Corp.	34,473	25,749
	Chuan Hup Holdings, Ltd.	87,000	21,139

36

	Creative Technology Co., Ltd.	2,650	11,389
#	Delong Holdings, Ltd.	17,000	36,190
	Ezra Holdings Pte, Ltd.	14,000	17,725
*	Fu Yu Corp., Ltd.	78,750	4,966
	GK Goh Holdings, Ltd.	17,000	9,365
	Goodpack, Ltd.	14,000	13,988
#	Hi-P International, Ltd.	23,000	8,905
	Ho Bee Investment, Ltd.	14,000	6,632
	Hong Leong Asia, Ltd.	18,000	16,395
	Hotel Grand Central, Ltd.	29,203	16,440
	Hotel Plaza, Ltd.	37,500	37,210
	Hotel Properties, Ltd.	17,200	21,472
	Hwa Hong Corp., Ltd.	85,000	34,311
	Hyflux, Ltd.	11,000	21,925
	Jaya Holdings, Ltd.	22,000	19,156
	K1 Ventures, Ltd.	120,000	20,644
	Keppel Telecommunications and Transportation, Ltd.	60,000	223,416
	Kim Eng Holdings, Ltd.	16,200	14,573
	Lafe Corp., Ltd.	39,200	1,655
	Metro Holdings, Ltd.	41,000	19,550
	Midas Holdings, Ltd.	21,000	7,719
	MobileOne, Ltd.	14,000	18,875
	Orchard Parade Holdings, Ltd.	11,239	6,766
*	Osim International, Ltd.	16,000	2,827
	Parkway Holdings, Ltd.	23,466	36,768
	Petra Foods, Ltd.	20,000	12,351
	Raffles Education Corp., Ltd.	58,000	34,089
	SBS Transit, Ltd.	23,000	33,867
	Singapore Food Industries, Ltd.	35,000	19,454
	Singapore Post, Ltd.	58,000	41,584
	SMRT Corp., Ltd.	39,000	50,425
	Tat Hong Holdings, Ltd.	17,000	14,909
	Tuan Sing Holdings, Ltd.	44,000	6,026
	Unisteel Technology, Ltd.	15,000	20,415
	United Engineers, Ltd.	11,000	20,842
	UOB-Kay Hian Holdings, Ltd.	30,000	27,355
	WBL Corp., Ltd.	22,000	74,055
	Wheelock Properties, Ltd.	20,000	18,413
	Wing Tai Holdings, Ltd.	19,000	17,908
TOTAL COMMON STOCKS			1,197,002

RIGHTS/WARRANTS — (0.0%)
*	Goodpack, Ltd. Rights 07/16/09	1,750	173
*	Metro Holdings, Ltd. Rights 09/11/08	4,100	101
TOTAL RIGHTS/WARRANTS			274
TOTAL — SINGAPORE			1,197,276

SPAIN — (2.0%)
COMMON STOCKS — (2.0%)
	Abengoa SA	2,121	56,725

37

	Adolfo Dominguez SA	425	7,805
#	Amper SA	1,600	16,564
# *	Avanzit SA	13,800	28,755
*	Azkoyen SA	2,080	15,488
	Banco de Andalucia SA	224	15,446
	Banco de Credito Balear SA	573	9,874
	Banco Guipuzcoano SA	4,310	48,023
#	Banco Pastor SA	5,312	51,437
*	Baron de Ley SA	67	4,351
	Campofrio Alimentacion SA	1,577	21,483
	Cementos Portland Valderrivas SA	849	46,629
	Construcciones y Auxiliar de Ferrocarriles SA	169	70,322
*	Corporacion Dermoestetica	1,600	10,068
	Duro Felguera SA	1,768	15,463
	Ebro Puleva SA	5,324	91,830
	Electnor SA	711	27,889
*	Ercros SA	30,270	9,722
#	Faes Farma SA	7,525	61,432
*	General de Alquiler de Maquinaria	1,055	19,686
	Grupo Catalana Occidente SA	2,042	58,201
#	Grupo Empresarial Ence SA	6,000	43,183
	Iberia Lineas Aereas de Espana SA	34,690	102,845
	Iberpapel Gestion SA	936	17,647
#	La Seda de Barcelona SA	39,580	54,345
	Mecalux SA	742	19,178
	Miquel y Costas & Miquel SA	555	7,383
*	Natraceutical SA	15,014	15,819
#	NH Hoteles SA	3,495	42,619
	Obrascon Huarte Lain SA	1,613	45,511
	Papeles y Cartones de Europa SA	2,299	14,462
	Pescanova SA	479	21,370
	Promotora de Informaciones SA	5,034	43,839
	Prosegur Cia de Seguridad SA	2,200	87,811
#	Service Point Solutions SA	5,069	11,985
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	4,714	11,254
	Sol Melia SA	4,123	35,400
#	SOS Cuetara SA	2,659	53,071
	Tubacex SA	5,465	46,692
	Tubos Reunidos SA	8,287	46,814
	Unipapel SA	733	13,491
*	Urbas Guadahermosa SA	4,591	1,479
*	Vertice Trescientos Sesenta Grados SA	651	1,235
	Vidrala SA	1,053	29,895
	Viscofan SA	3,593	71,900
# *	Zeltia SA, Madrid	12,166	95,230
TOTAL — SPAIN			1,621,651

SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
#	Addtech AB Series B	2,500	50,027
	AF AB Series B	900	24,638

38

# *	Anoto Group AB	7,000	4,575
	Axfood AB	1,800	56,540
#	Axis Communications AB	2,100	25,859
#	B&B Tools AB	2,500	53,239
*	BE Group AB	2,600	23,660
	Bilia AB Series A	2,975	19,926
	Billerud AB	2,100	16,556
*	Brostrom AB Series B	1,020	8,962
	Cantena AB	1,487	23,058
#	Cardo AB	1,700	45,164
*	Carl Lamm Holding AB	342	1,856
#	Clas Ohlson AB Series B	1,200	16,170
	Cloetta AB Series B	500	17,817
#	D. Carnegie & Co. AB	5,750	72,019
	Elekta AB Series B	5,600	118,867
#	Eniro AB	4,800	20,856
	G & L Beijer AB Series B	800	17,134
#	Gunnebo AB	1,800	10,333
	Hakon Invest AB	1,563	22,239
#	Haldex AB	1,680	24,083
*	Hexpol AB	135	1,130
	Hoganas AB Series B	1,300	24,828
#	Holmen AB Series B	2,100	66,993
*	IBS AB Series B	5,000	5,656
*	Indutrade AB	200	3,919
	Intrum Justitia AB	5,500	85,850
#	JM AB	5,312	63,618
*	KappAhl Holding AB	2,000	13,852
# *	Lagercrantz Group AB Series B	2,500	12,354
#	Meda AB Series A	3,100	38,103
# *	Micronic Laser Systems AB	1,600	5,647
	Munters AB	2,250	18,097
	NCC AB Series B	2,275	29,761
	New Wave Group AB Series B	2,000	8,405
#	NIBE Industrier AB	1,900	12,990
	Nobia AB	5,100	27,363
	Nolato AB Series B	1,100	10,043
*	Pa Resources AB	9,100	70,380
	Peab AB Series B	3,200	21,687
	Peab Industri AB	1,600	12,960
	Q-Med AB	1,500	8,358
*	Rezidor Hotel Group AB	3,516	14,350
# *	Rottneros Bruk AB	11,700	3,778
*	Scribona AB Series B	900	757
	Skistar AB	1,500	20,237
	SWECO AB Series B	1,500	11,771
# *	Teleca AB Series B	8,000	5,919
#	Trelleborg AB Series B	4,669	80,933
TOTAL — SWEDEN			1,353,317

39

SWITZERLAND — (3.5%)
COMMON STOCKS — (3.5%)
	AFG Arbonia-Forster Holding AG	75	16,008
	Allreal Holding AG	372	43,224
*	Ascom Holding AG	1,474	14,410
	Bachem Holdings AG	343	28,593
	Bank Coop AG	531	37,600
	Bank Sarasin & Cie Series B	2,000	86,190
	Banque Cantonale de Geneve	85	18,609
	Banque Cantonale Vaudoise	144	43,586
	Banque Privee Edmond de Rothschild SA	2	65,994
*	Basilea Pharmaceutica AG	201	30,934
	Belimo Holdings AG	34	31,954
	Bellevue Group AG	298	15,536
	Berner Kantonalbank	264	55,837
	Bobst Group AG	800	56,345
	Bucher Industries AG	416	85,293
	Burckhardt Compression Holding AG	80	20,532
	Charles Voegele Holding AG	750	38,943
#	Ciba Specialty Chemicals AG	2,141	52,735
	Clariant AG	15,895	142,756
	Conzzeta AG	27	64,075
	Daetwyler Holding AG	296	18,217
	Dufry Group	187	13,547
	Emmi AG	111	12,951
#	Ems-Chemie Holding AG	529	65,041
	Energiedienst Holding AG	1,000	61,676
	Flughafen Zuerich AG	262	95,407
	Forbo Holding AG	82	34,556
	Galenica Holding AG	362	143,357
	George Fisher AG	232	88,064
	Gurit Holding AG	25	22,439
	Helvetia Holding AG	192	59,507
	Jelmoli Holding AG	16	39,136
	Kaba Holding AG	90	24,271
*	Kardex AG	430	23,363
	Komax Holding AG	205	24,997
	Kudelski SA	1,700	21,737
	Kuoni Reisen Holding AG	200	95,075
	Luzerner Kantonalbank AG	200	46,892
	Medisize Holding AG	250	16,737
*	Micronas Semiconductor Holding AG	800	5,038
	Phoenix Mecano AG	50	22,378
*	Precious Woods Holding AG	190	15,188
	PubliGroupe SA	70	14,481
	Rieters Holdings AG	254	82,282
	Romande Energie Holding SA	50	131,540
	Schulthess Group AG	434	24,380
	Schweiter Technology AG	80	30,765
	Schweizerhall Holding AG	184	37,576
	Schweizerische National Versicherungs Gesellschaft	30	19,324
	SIA Abrasives Holding AG	78	27,331
	Societe Generale d’Affichage	64	10,523

40

	St. Galler Kantonalbank	137	58,338
*	Swisslog Holding AG	16,104	14,435
	Swissquote Group Holding SA	538	18,998
	Tecan Group AG	607	34,398
*	Temenos Group AG	3,482	91,366
	Valartis Group AG	200	8,167
	Valiant Holding AG	781	139,073
	Valora Holding AG	224	53,098
	Vontobel Holdings AG	1,700	56,577
*	Ypsomed Holdings AG	227	18,336
	Zehnder Holding AG	12	13,505
	Zuger Kantonalbank	8	26,147
TOTAL COMMON STOCKS			2,809,368

RIGHTS/WARRANTS — (0.0%)
*	Berner Kantonalbank Rights 08/19/08	264	1,275
*	Precious Woods Holding AG Rights 10/31/08	190	86
TOTAL RIGHTS/WARRANTS			1,361
TOTAL — SWITZERLAND			2,810,729

UNITED KINGDOM — (14.3%)
COMMON STOCKS — (14.3%)
	Aberdeen Asset Management P.L.C.	38,814	101,392
*	Acambis P.L.C.	3,063	10,481
	Aegis Group P.L.C.	33,093	67,390
	Aga Rangemaster Group P.L.C.	7,312	26,331
	Aggreko P.L.C.	14,299	187,353
*	Alba P.L.C.	1,765	1,742
	Alexon Group P.L.C.	3,118	3,376
*	Alizyme P.L.C.	8,514	1,009
*	Alphameric P.L.C.	12,452	5,584
	Amlin P.L.C.	33,505	176,734
	Anglo Pacific Group P.L.C.	9,858	32,579
	Anite P.L.C.	7,470	5,305
	Arena Leisure P.L.C.	8,000	4,224
*	Aricom P.L.C.	47,713	40,250
	ARM Holdings P.L.C.	81,209	164,036
	Arriva P.L.C.	13,563	195,659
	Ashtead Group P.L.C.	13,374	18,464
	Atkins WS P.L.C.	4,902	82,797
	Aveva Group P.L.C.	3,072	81,970
*	Avis Europe P.L.C.	21,462	4,286
*	Axis-Shield P.L.C.	3,456	20,323
	Axon Group P.L.C.	1,245	13,805
	Babcock International Group P.L.C.	10,808	117,957
	Barr (A.G.) P.L.C.	1,130	24,137
	BBA Aviation P.L.C.	32,911	79,558
	Beazley Group P.L.C.	30,219	61,120
	Bellway P.L.C.	5,288	58,956
#	Benfield Group, Ltd. P.L.C.	14,835	92,728

41

*	Biocompatibles International P.L.C.	927	2,804
#	Blacks Leisure Group P.L.C.	2,366	4,394
	Bloomsbury Publishing P.L.C.	3,174	9,833
	Bodycote P.L.C.	25,799	109,049
#	Bovis Homes Group P.L.C.	9,037	71,826
	BPP Holdings P.L.C.	2,800	22,972
	Brammer P.L.C.	1,933	9,035
	Brewin Dolphin Holdings P.L.C.	18,429	37,546
	Brit Insurance Holdings P.L.C.	19,204	67,621
	British Polythene Industries P.L.C.	2,000	8,394
	Britvic P.L.C.	6,174	26,352
	BSS Group P.L.C.	5,876	33,802
*	BTG P.L.C.	8,348	35,905
	Capital & Regional P.L.C.	6,402	21,529
	Care UK P.L.C.	2,594	16,487
	Carillion P.L.C.	26,436	157,981
	Carpetright P.L.C.	4,000	49,383
	Castings P.L.C.	4,744	23,129
	Catlin Group, Ltd.	20,635	122,661
	Charter P.L.C.	8,148	140,786
	Chemring Group P.L.C.	2,294	97,262
	Chesnara P.L.C.	3,500	8,677
	Chloride Group P.L.C.	12,218	55,614
*	Chrysalis Group P.L.C.	2,000	3,515
	Clinton Cards P.L.C.	13,538	9,544
	Close Brothers Group P.L.C.	6,551	75,068
	Collins Stewart P.L.C.	4,982	8,953
	Communisis P.L.C.	4,553	5,165
	Computacenter P.L.C.	6,654	15,192
	Connaught P.L.C.	7,237	52,610
	Consort Medical P.L.C.	1,360	13,599
	Cookson Group P.L.C.	7,723	91,165
	Corin Group P.L.C.	2,986	7,644
	Cranswick P.L.C.	1,977	22,555
	Croda International P.L.C.	5,591	70,410
*	CSR P.L.C.	5,290	31,616
	Dairy Crest Group P.L.C.	10,341	88,094
*	Dana Petroleum P.L.C.	5,619	153,832
*	Danka Business Systems P.L.C.	7,000	144
	Davis Service Group P.L.C.	12,354	76,560
	Dawson Holdings P.L.C.	6,455	7,692
	De La Rue P.L.C.	7,044	112,708
	Delta P.L.C.	6,000	12,594
	Detica Group P.L.C.	6,235	50,073
	Development Securities P.L.C.	1,186	7,791
	Devro P.L.C.	8,000	11,890
	Dialight P.L.C.	2,792	8,708
	Dicom Group P.L.C.	4,824	17,897
	Dignity P.L.C.	4,751	64,543
	Dimension Data Holdings P.L.C.	78,371	75,324
	Diploma P.L.C.	7,500	21,949
	Domino Printing Sciences P.L.C.	6,574	35,270

42

	DS Smith P.L.C.	31,526	73,592
	DSG International P.L.C.	80,930	72,721
	DTZ Holdings P.L.C.	4,629	8,398
	Dyson Group P.L.C.	3,052	5,667
	E2V Technologies P.L.C.	2,700	13,149
	Electrocomponents P.L.C.	25,911	81,428
	Elementis P.L.C.	23,267	35,669
	Ennstone P.L.C.	46,777	12,985
	Enodis P.L.C.	16,913	98,952
*	Erinaceous Group P.L.C.	4,077	123
	Euromoney Institutional Investor P.L.C.	3,960	26,542
	Evolution Group P.L.C.	7,200	12,758
	F&C Asset Management P.L.C.	30,246	53,443
	Fenner P.L.C.	7,389	30,610
	Fidessa Group P.L.C.	2,121	36,246
	Filtrona P.L.C.	7,745	25,434
	Filtronic P.L.C.	3,555	5,596
	Findel P.L.C.	3,443	11,536
	Forth Ports P.L.C.	2,313	72,518
	French Connection Group P.L.C.	2,765	3,117
*	Full Circle Future, Ltd.	3,000	—
	Fuller Smith & Turner P.L.C.	3,070	24,319
	Future P.L.C.	13,448	6,562
	Galiform P.L.C.	31,043	18,895
	Galliford Try P.L.C.	13,505	15,901
	Game Group P.L.C.	17,436	85,568
*	Games Workshop Group P.L.C.	510	2,269
*	Genus P.L.C.	3,377	49,104
	Go-Ahead Group P.L.C.	2,000	70,787
	Greene King P.L.C.	10,256	99,881
	Greggs P.L.C.	640	41,325
	Halfords Group P.L.C.	8,640	46,249
	Halma P.L.C.	18,397	67,442
	Headlam Group P.L.C.	3,793	22,942
	Helical Bar P.L.C.	4,115	23,982
#	Helphire P.L.C.	6,555	10,177
	Henderson Group P.L.C.	38,295	90,432
	Henry Boot P.L.C.	3,595	6,196
	Hikma Pharmaceuticals P.L.C.	6,026	45,829
	Hill & Smith Holdings P.L.C.	7,437	45,425
	Hiscox, Ltd.	24,784	111,670
	HMV Group P.L.C.	23,197	55,790
	Hochschild Mining P.L.C.	6,698	30,683
	Holidaybreak P.L.C.	2,376	18,429
	Homeserve P.L.C.	3,150	82,624
	Hunting P.L.C.	6,453	104,692
	Huntsworth P.L.C.	1,679	1,904
	Hyder Consulting P.L.C.	2,034	13,522
	IG Group Holdings P.L.C.	16,273	102,377
	IMI P.L.C.	18,222	165,551
*	Imperial Energy Corp. P.L.C.	2,778	59,112
	Innovation Group P.L.C.	44,854	13,088

43

	Intermediate Capital Group P.L.C.	4,353	109,369
	International Personal Finance P.L.C.	14,134	79,724
	Interserve P.L.C.	9,249	70,677
	Intertek Group P.L.C.	8,663	154,852
	ITE Group P.L.C.	10,838	32,784
	J.D. Wetherspoon P.L.C.	7,000	33,607
	James Fisher & Sons P.L.C.	3,436	36,635
	Jardine Lloyd Thompson Group P.L.C.	6,949	57,171
	JJB Sports P.L.C.	12,000	27,801
	JKX Oil and Gas P.L.C.	6,993	55,144
	John Menzies P.L.C.	3,000	19,317
	Johnston Press P.L.C.	34,674	29,572
	Kcom Group P.L.C.	15,853	11,283
	Keller Group P.L.C.	3,959	56,886
	Kesa Electricals P.L.C.	31,742	93,219
	Kier Group P.L.C.	3,314	69,590
	Laird P.L.C.	10,782	74,487
	Lavendon Group P.L.C.	1,578	7,865
	Liontrust Asset Management P.L.C.	2,728	12,630
	Lookers P.L.C.	5,753	5,834
	Low & Bonar P.L.C.	7,500	14,044
	Luminar Group Holdings P.L.C.	2,328	10,122
	Macfarlane Group P.L.C.	6,000	2,946
	Management Consulting Group P.L.C.	21,891	13,374
	Marshalls P.L.C.	5,652	17,151
	Marston’s P.L.C.	14,576	51,969
	Mcbride P.L.C.	6,500	13,754
	Meggitt P.L.C.	15,662	65,480
*	Melrose P.L.C.	14,247	41,922
	Melrose Resources P.L.C.	5,289	39,373
	Michael Page International P.L.C.	21,322	142,060
	Micro Focus International P.L.C.	5,660	31,523
	Millennium and Copthorne Hotels P.L.C.	7,444	41,884
*	Minerva P.L.C.	5,000	11,359
	Misys P.L.C.	31,196	95,026
	Mitie Group P.L.C.	12,853	52,307
	Molins P.L.C.	1,360	1,813
	Morgan Crucible Co. P.L.C.	10,153	42,434
	Morgan Sindall P.L.C.	1,492	16,070
	Morse P.L.C.	9,635	6,831
	Mothercare P.L.C.	3,573	26,417
	Mouchel Group P.L.C.	5,135	37,187
	N Brown Group P.L.C.	9,038	34,564
	National Express Group P.L.C.	7,300	137,879
	Nestor Healthcare Group P.L.C.	4,757	2,811
*	Nord Anglia Education P.L.C.	3,216	26,987
	Northern Foods P.L.C.	23,834	28,230
	Northgate P.L.C.	3,863	24,228
*	NXT P.L.C.	3,360	704
	OPD Group P.L.C.	2,139	5,136
*	Oxford Biomedica P.L.C.	29,875	5,985
	Oxford Instruments P.L.C.	4,604	18,685

44

*	Parity Group P.L.C.	225	111
	PayPoint P.L.C.	1,573	18,231
	Pendragon P.L.C.	28,408	4,936
#	Photo-Me International P.L.C.	11,000	2,911
	Pinewood Shepperton P.L.C.	3,450	12,129
	Premier Farnell P.L.C.	10,889	38,688
	Premier Foods P.L.C.	20,212	31,943
*	Premier Oil P.L.C.	4,000	91,501
*	Protherics P.L.C.	20,338	17,761
	Provident Financial P.L.C.	7,567	124,924
	Psion P.L.C.	6,000	10,081
	PZ Cussons P.L.C.	14,129	44,823
	Qinetiq P.L.C.	31,363	128,206
	Rathbone Brothers P.L.C.	3,114	51,263
	Raven Mount P.L.C.	13,000	18,294
	Redrow P.L.C.	11,802	36,773
	Regus Group P.L.C.	52,449	71,024
	Renishaw P.L.C.	2,904	44,268
	Rensburg Sheppards P.L.C.	1,080	9,496
	Restaurant Group P.L.C.	8,444	21,396
	Rightmove P.L.C.	2,008	11,177
	RM P.L.C.	5,970	18,528
	Robert Wiseman Dairies P.L.C.	1,877	10,500
	ROK P.L.C.	11,035	17,680
	Rotork P.L.C.	4,906	97,793
	RPC Group P.L.C.	4,083	11,349
	RPS Group P.L.C.	9,770	53,285
	Savills P.L.C.	5,508	28,737
*	SDL P.L.C.	3,813	25,305
	Senior P.L.C.	14,400	28,943
	Severfield-Rowen P.L.C.	1,808	8,000
	Shanks Group P.L.C.	14,724	58,800
	Shore Capital Group P.L.C.	11,089	7,548
	SIG P.L.C.	5,999	59,119
	Signet Group P.L.C.	99,747	113,882
*	Skyepharma P.L.C.	28,800	2,106
*	SMG P.L.C.	10,000	1,699
	Smiths News P.L.C.	10,824	15,844
*	Soco International P.L.C.	3,613	99,015
	Spectris P.L.C.	5,378	81,201
	Speedy Hire P.L.C.	1,564	13,304
	Spirax-Sarco Engineering P.L.C.	6,100	122,979
	Spirent Communications P.L.C.	42,716	61,888
	SSL International P.L.C.	8,710	75,022
	St Ives Group P.L.C.	3,000	9,119
	ST Modwen Properties P.L.C.	11,500	63,354
	St. Jame’s Place P.L.C.	5,007	20,293
*	Stanelco P.L.C.	51,229	567
	Sthree P.L.C.	2,791	10,152
	T. Clarke P.L.C.	3,989	11,879
	Taylor Nelson Sofres P.L.C.	17,457	87,044
	TDG P.L.C.	4,126	18,542

45

	Ted Baker P.L.C.	1,617	10,461
	The Berkeley Group Holdings P.L.C.	2,535	39,122
	The Vitec Group P.L.C.	2,000	14,555
*	THUS Group P.L.C.	5,300	17,266
	Tomkins P.L.C.	41,311	111,596
	Topps Tiles P.L.C.	5,775	6,226
	Travis Perkins P.L.C.	9,381	114,244
	Trinity Mirror P.L.C.	6,899	13,477
	TT electronics P.L.C.	6,965	12,937
	Tullett Prebon P.L.C.	10,034	80,567
*	UK Coal P.L.C.	7,301	57,398
	Ultra Electronics Holdings P.L.C.	2,783	69,936
	Uniq P.L.C.	7,440	12,122
	United Business Media P.L.C.	16,744	180,970
	UTV Media P.L.C.	2,430	6,280
	Venture Production P.L.C.	5,663	85,014
	Victrex P.L.C.	3,288	48,745
	VT Group P.L.C.	11,026	123,773
*	Wembley P.L.C.	1,429	260
	WH Smith P.LC.	9,800	68,487
	White Young Green P.L.C.	2,244	9,893
	William Hill P.L.C.	4,953	25,479
	Wilmington Group P.L.C.	6,879	25,236
	Wincanton P.L.C.	5,790	27,231
*	Wolfson Microelectronics P.L.C.	7,866	16,930
	Woolworths Group P.L.C.	71,508	9,442
	WSP Group P.L.C.	4,191	39,522
	Xaar P.L.C.	5,056	10,313
*	Xchanging P.L.C.	4,936	22,817
	Yule Catto & Co. P.L.C.	6,673	17,769
TOTAL COMMON STOCKS			11,578,087

RIGHTS/WARRANTS — (0.0%)
*	Helphire P.L.C. Rights 09/05/08	1,927	—

TOTAL — UNITED KINGDOM			11,578,087

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $50,000 FNMA 6.50%, 08/01/36, valued at $38,915) to be repurchased at $38,008	$38	38,000

46

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (18.1%)
§ @	DFA Short Term Investment Fund LP	$13,549	$13,548,762

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $2,334,577 FNMA, rates ranging from 4.888%(r) to 7.000%, maturities ranging from 07/01/33 to 07/01/37, valued at $1,110,813) to be repurchased at $1,089,291	1,089	1,089,032
TOTAL SECURITIES LENDING COLLATERAL			14,637,794

TOTAL INVESTMENTS - (100.0%)
(Cost $84,242,305)##			$80,793,073

47

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Face
		Amount	Value †
		(000)

AGENCY OBLIGATIONS — (40.7%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	$1,200	$1,194,644
	Federal Home Loan Bank
	2.750%, 03/12/10	2,000	1,990,920
	2.375%, 04/30/10	2,400	2,372,753
	4.875%, 05/14/10	4,000	4,117,388
	4.250%, 06/11/10	4,000	4,078,632
	2.750%, 06/18/10	3,900	3,876,074
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	4,000	3,978,060
	Federal National Mortgage Association
	4.125%, 05/15/10	3,900	3,959,709
	2.375%, 05/20/10	6,000	5,927,250
	7.125%, 06/15/10	4,200	4,489,846
TOTAL AGENCY OBLIGATIONS			35,985,276

BONDS — (24.0%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	1,700	1,687,398
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	2,000	1,994,414
	BP Capital Markets P.L.C.
	4.875%, 03/15/10	2,000	2,053,404
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	1,900	1,866,915
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	1,000	999,048
	Deutsche Bank AG Floating Rate Note
(r)	2.909%, 06/18/10	2,200	2,197,507
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	1,900	1,893,196
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	2,100	2,096,266
	Wachovia Corp. Floating Rate Note
(r)	5.465%, 11/24/09	2,000	1,963,326
	Wal-Mart Stores, Inc.
	6.875%, 08/10/09	2,200	2,281,770
	Wells Fargo & Co. Floating Rate Note
(r)	5.091%, 09/15/09	2,200	2,200,416
TOTAL BONDS			21,233,660

1

CERTIFICATES OF DEPOSIT INTEREST BEARING — (6.5%)
ABN-AMRO Bank NV
3.070%, 01/28/09	700	699,826
Barclays Bank P.L.C.
3.430%, 07/10/09	2,400	2,400,282
Royal Bank of Scotland P.L.C.
3.110%, 01/23/09	2,200	2,200,000
UBS AG
3.390%, 07/13/09	400	399,912
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		5,700,020

COMMERCIAL PAPER — (28.1%)
AstraZeneca P.L.C.
2.670%, 11/12/08	2,400	2,386,375
Bank of America Corp.
2.660%, 11/03/08	2,400	2,388,261
Bank of Scotland P.L.C.
2.950%, 12/04/08	1,000	992,313
3.055%, 01/15/09	1,200	1,185,873
Barton Capital LLC
2.570%, 09/08/08	1,822	1,820,573
BNP Paribas Finance, Inc.
2.595%, 10/14/08	2,000	1,993,613
Danske Corp.
2.470%, 09/02/08	400	399,902
2.695%, 11/13/08	2,000	1,988,469
Dexia Delaware LLC
2.675%, 10/06/08	2,200	2,194,327
Nordea North America, Inc.
2.540%, 10/06/08	2,400	2,393,811
Rabobank USA Financial Corp.
2.540%, 10/03/08	2,300	2,294,582
Societe Generale North America
2.910%, 01/26/09	2,500	2,467,708
Svenska Handelsbanken
2.700%, 11/13/08	1,300	1,292,505
UBS Finance Delaware LLC
3.020%, 12/15/08	1,000	991,288
TOTAL COMMERCIAL PAPER		24,789,600

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $760,000 FNMA 6.50%, 09/01/36, valued at $650,020) to be repurchased at $638,138	638	638,000

TOTAL INVESTMENTS - (100.0%) (Cost $88,422,026)##		$88,346,556

2

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRIA — (3.0%)
BONDS — (3.0%)
Austria Government International Bond
(f) 3.000%, 08/21/09	1,200	$1,089,789
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	200,000	1,863,943
TOTAL — AUSTRIA		2,953,732

DENMARK — (1.6%)
BONDS — (1.6%)
Kommunekredit
(f) 3.000%, 11/19/08	1,670	1,517,713

FRANCE — (1.6%)
BONDS — (1.6%)
Total Capital SA
(u) 5.000%, 05/22/12	1,500	1,554,098

GERMANY — (6.2%)
BONDS — (6.2%)
Kreditanstalt fuer Wiederaufbau
(s) 3.750%, 01/28/09	400	61,546
(j) 1.750%, 03/23/10	20,000	186,483
(j) 1.850%, 09/20/10	150,000	1,404,966
Landesbank Baden-Wuerttemberg
(f) 3.000%, 12/22/08	2,000	1,816,693
Norddeutsche Landesbank Girozentrale AG
(j) 0.900%, 02/08/10	280,000	2,572,995
TOTAL — GERMANY		6,042,683

JAPAN — (3.1%)
BONDS — (3.1%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 02/21/12	225,000	2,113,381
Japan Financial Corp. Small and Medium Enterprises
1.100%, 09/20/11	100,000	923,083
TOTAL — JAPAN		3,036,464

1

NETHERLANDS — (2.6%)
BONDS — (2.6%)
Rabobank Nederland
(s) 2.250%, 05/08/09	2,000	303,522
(j) 0.800%, 02/03/11	250,000	2,275,150
TOTAL — NETHERLANDS		2,578,672

NORWAY — (2.3%)
BONDS — (2.3%)
Eksportfinans
(j) 1.800%, 06/21/10	243,000	2,267,627

SPAIN — (2.5%)
BONDS — (2.5%)
Instituto de Credito Oficial
(j) 1.500%, 09/20/12	255,000	2,383,927

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.0%)
BONDS — (3.0%)
African Development Bank
(j) 1.950%, 03/23/10	230,000	2,144,917
European Investment Bank
(j) 1.250%, 09/20/12	50,000	463,645
Oresundsbro Konsortiet
(s) 6.000%, 04/20/09	2,000	310,917
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		2,919,479

SWEDEN — (1.6%)
BONDS — (1.6%)
Kommuninvest
4.100%, 05/11/09	6,000	921,803
(f) 2.250%, 12/14/09	740	666,116
TOTAL — SWEDEN		1,587,919

UNITED KINGDOM — (3.5%)
BONDS — (3.5%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12	1,400	1,398,827
BP Capital Markets P.L.C.
(f) 1.250%, 12/29/09	2,300	2,042,813
TOTAL — UNITED KINGDOM		3,441,640

UNITED STATES — (68.2%)
AGENCY OBLIGATIONS — (0.8%)
Federal National Mortgage Association
5.375%, 11/15/11	700	737,037

BONDS — (22.9%)
Bank of America Floating Rate Note
(r) 3.316%, 05/12/10	1,800	1,789,655
Bank of New York Co., Inc. Floating Rate Note
(r) 2.711%, 06/29/10	1,000	990,212
General Electric Capital Corp.
4.800%, 05/01/13	2,500	2,472,015

2

	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	2,000	1,992,838
	Hewlett-Packard Co. Floating Rate Note
(r)	5.051%, 06/15/10	2,200	2,194,641
	John Deere Capital Corp. Floating Rate Note
(r)	3.530%, 02/26/10	2,200	2,203,166
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	2,300	2,295,911
	Paccar Financial Corp. Floating Rate Note
(r)	5.494%, 12/03/10	2,100	2,093,652
	Pfizer, Inc.
(j)	1.200%, 02/22/11	150,000	1,369,686
	Toyota Motor Credit Corp.
(j)	1.300%, 03/16/12	290,000	2,679,651
	Wells Fargo Bank & Co.
	5.250%, 10/23/12	2,300	2,298,689
TOTAL BONDS			22,380,116

U.S. TREASURY OBLIGATIONS — (44.5%)
	U.S. Treasury Notes
	4.500%, 03/31/12	7,000	7,405,783
	4.500%, 04/30/12	7,500	7,942,380
	4.750%, 05/31/12	3,300	3,523,007
	4.875%, 06/30/12	3,800	4,075,796
	4.625%, 07/31/12	6,200	6,603,483
	4.375%, 08/15/12	700	740,742
	4.125%, 08/31/12	8,400	8,790,466
	4.250%, 09/30/12	4,100	4,313,647
TOTAL U.S. TREASURY OBLIGATIONS			43,395,304

TOTAL — UNITED STATES			66,512,457

	TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $1,005,000 FNMA 6.50%, 08/01/36, valued at $782,193) to be repurchased at $770,166	770	770,000

TOTAL INVESTMENTS - (100.0%) (Cost $94,833,301)##			$97,566,411

3

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At August 31, 2008, the Fund consists of fifty-six operational portfolios, all of which are included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors Inc.  Some of the portfolios of the Fund are feeder funds in a master-feeder structure.  The Master Funds are part of other entities that are also advised by Dimensional Fund Advisors Inc.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund, with the exception of the International Small Company Portfolio and DFA Global Real Estate Securities Portfolio (which invests in the funds indicated on the Schedule of Investments), invests solely in a corresponding Master Fund.  Master Fund shares held by the following Feeder Funds: (Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, Emerging Markets Value Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, and LWAS/DFA International High Book to Market Portfolio) are valued at their respective Master Fund’s daily net asset values.  For the other following Feeder Funds (U.S. Large Company Portfolio,  International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, and Tax-Managed U.S. Equity Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, and VA U.S. Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, DFA International Value ex Tobacco Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq

1

Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA

2

California Short-Term Municipal Bond Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the “Fixed Income Portfolios”) are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of August 31, 2008 are listed below.

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$3,405,520,751	—	—	$3,405,520,751	—	—	—	—
Enhanced U.S. Large Company Portfolio	256,187,545	—	—	256,187,545	—	—	—	—
U.S. Large Cap Value Portfolio	7,270,927,506	—	—	7,270,927,506	—	—	—	—
U.S. Targeted Value Portfolio	1,045,058,116	229,243,976	—	1,274,302,092	—	—	—	—
U.S. Small Cap Value Portfolio	7,725,632,332	—	—	7,725,632,332	—	—	—	—
U.S. Core Equity 1 Portfolio	1,650,209,517	241,971,370	—	1,892,180,887	—	—	—	—
U.S. Core Equity 2 Portfolio	3,125,028,550	503,063,465	—	3,628,092,015	—	—	—	—
U.S. Vector Equity Portfolio	1,137,721,040	208,847,884	—	1,346,568,924	—	—	—	—
T.A. U.S. Core Equity 2 Portfolio	562,279,249	43,357,619	—	605,636,868	—	—	—	—

3

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Small Cap Portfolio	$2,824,842,668	—	—	$2,824,842,668	—	—	—	—
U.S. Micro Cap Portfolio	4,147,335,765	—	—	4,147,335,765	—	—	—	—
DFA Real Estate Securities Portfolio	2,583,817,294	621,365,350	—	3,205,182,644	—	—	—	—
Large Cap International Portfolio	340,752,556	1,673,538,378	—	2,014,290,934	—	—	—	—
International Core Equity Portfolio	701,455,200	2,297,718,477	—	2,999,173,677	—	—	—	—
T.A.World ex U.S. Core Equity Portfolio	43,208,816	135,485,551	—	178,694,367	—	—	—	—
International Small Company Portfolio	4,812,778,029	4,911,000	—	4,817,689,029	—	—	—	—
Japanese Small Company Portfolio	173,688,930	—	—	173,688,930	—	—	—	—
Asia Pacific Small Company Portfolio	117,257,056	—	—	117,257,056	—	—	—	—
United Kingdom Small Company Portfolio	40,172,281	—	—	40,172,281	—	—	—	—
Continental Small Company Portfolio	156,576,875	—	—	156,576,875	—	—	—	—
DFA International Real Estate Securities Portfolio	30,877,667	643,343,798	—	674,221,465	—	—	—	—
DFA Global Real Estate Securities Portfolio	101,071,150	—	—	101,071,150	—	—	—	—
DFA International Small Cap Value Portfolio	709,218,720	7,696,141,466	—	8,405,360,186	—	—	—	—
DFA International Value ex Tobacco Portfolio	12,487,268	37,403,927	—	49,891,195	—	—	—	—
International Vector Equity Portfolio	4,228,566	23,848,149	—	28,076,715	—	—	—	—
Emerging Markets Portfolio	2,411,650,321	—	—	2,411,650,321	—	—	—	—
Emerging Markets Value Portfolio	6,539,360,777	—	—	6,539,360,777	—	—	—	—
Emerging Markets Small Cap Portfolio	939,541,728	—	—	939,541,728	—	—	—	—
Emerging Markets Core Equity Portfolio	638,041,024	1,370,058,155	—	2,008,099,179	—	—	—	—
DFA One-Year Fixed Income Portfolio	3,464,726,705	—	—	3,464,726,705	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	3,224,525,059	—	—	3,224,525,059	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	253,133,521	—	253,133,521	—	$(2,519)	—	$(2,519)
DFA Five-Year Government Portfolio	—	1,180,887,263	—	1,180,887,263	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	3,622,612,266	—	3,622,612,266	—	(6,823,341)	—	(6,823,341)
DFA Intermediate Government Fixed Income Portfolio	—	1,420,262,102	—	1,420,262,102	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	410,215,884	—	410,215,884	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	9,194,786	1,038,143,668	—	1,047,338,454	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	5,866,715	180,658,086	—	186,524,801	—	—	—	—
U.S. Social Core Equity 2 Portfolio	38,864,440	3,176,776	—	42,041,216	—	—	—	—
Emerging Markets Social Core Equity Portfolio	125,716,408	268,506,265	—	394,222,673	—	—	—	—
CSTG&E U.S. Social Core Equity 2 Portfolio	91,245,362	8,647,836	—	99,893,198	—	—	—	—
CSTG&E International Social Core Equity Portfolio	21,643,214	65,402,589	—	87,045,803	—	—	—	—
U.S. Sustainability Core 1 Portfolio	60,411,129	3,832,578	—	64,243,707	—	—	—	—
International Sustainability Core 1 Portfolio	10,512,435	29,980,731	—	40,493,166	—	—	—	—
Tax-Managed U.S. Marketwide Value Portfolio	2,376,374,433	—	—	2,376,374,433	—	—	—	—
Tax-Managed U.S. Targeted Value Portfolio	2,601,350,218	374,939,566	—	2,976,289,784	—	—	—	—
Tax-Managed U.S. Small Cap Portfolio	1,658,464,262	334,700,209	—	1,993,164,471	—	—	—	—
Tax-Managed DFA International Value Portfolio	301,642,502	1,926,850,618	—	2,228,493,120	—	—	—	—
Tax-Managed U.S. Equity Portfolio	1,800,632,501	—	—	1,800,632,501	—	—	—	—
LWAS/DFA International High Book to Market Portfolio	131,846,446	—	—	131,846,446	—	—	—	—
VA U.S. Targeted Value Portfolio	95,329,496	10,733,201	—	106,062,697	—	—	—	—
VA U.S. Large Value Portfolio	123,747,491	10,126,797	—	133,874,288	—	—	—	—
VA International Value Portfolio	23,119,488	75,641,612	—	98,761,100	—	—	—	—
VA International Small Portfolio	6,883,693	73,909,380	—	80,793,073	—	—	—	—
VA Short-Term Fixed Portfolio	—	88,346,556	—	88,346,556	—	—	—	—
VA Global Bond Portfolio	—	97,566,411	—	97,566,411	—	(169,112)	—	(169,112)

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

4

Federal Tax Cost Note

At August 31, 2008, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio	$3,067,533,145
Enhanced U.S. Large Company Portfolio	287,971,121
U.S. Large Cap Value Portfolio	7,067,211,133
U.S. Targeted Value Portfolio	1,344,461,170
U.S. Small Cap Value Portfolio	8,410,654,226
U.S. Core Equity 1 Portfolio	1,965,763,514
U.S. Core Equity 2 Portfolio	3,888,410,417
U.S. Vector Equity Portfolio	1,449,421,022
T.A. U.S. Core Equity 2 Portfolio	628,284,666
U.S. Small Cap Portfolio	2,837,584,278
U.S. Micro Cap Portfolio	4,146,856,736
DFA Real Estate Securities Portfolio	2,987,904,887
Large Cap International Portfolio	1,739,701,814
International Core Equity Portfolio	3,423,000,068
T.A.World ex U.S. Core Equity Portfolio	193,284,974
International Small Company Portfolio	4,813,266,610
Japanese Small Company Portfolio	297,861,648
Asia Pacific Small Company Portfolio	133,941,632
United Kingdom Small Company Portfolio	40,025,645
Continental Small Company Portfolio	156,070,994
DFA International Real Estate Securities Portfolio	862,258,401
DFA Global Real Estate Securities Portfolio	100,178,298
DFA International Small Cap Value Portfolio	8,824,260,817
DFA International Value ex Tobacco Portfolio	52,439,430
International Vector Equity Portfolio	27,949,174
Emerging Markets Portfolio	1,484,249,669
Emerging Markets Value Portfolio	5,378,246,937
Emerging Markets Small Cap Portfolio	896,460,393
Emerging Markets Core Equity Portfolio	1,891,795,902
DFA One-Year Fixed Income Portfolio	3,462,957,331
DFA Two-Year Global Fixed Income Portfolio	3,099,052,839
DFA Selectively Hedged Global Fixed Income Portfolio	264,691,665
DFA Five-Year Government Portfolio	1,191,019,754
DFA Five-Year Global Fixed Income Portfolio	3,544,436,771
DFA Intermediate Government Fixed Income Portfolio	1,362,878,422
DFA Inflation-Protected Securities Portfolio	384,994,808
DFA Short-Term Municipal Bond Portfolio	1,044,018,578
DFA California Short-Term Municipal Bond Portfolio	185,505,464
U.S. Social Core Equity 2 Portfolio	48,140,894
Emerging Markets Social Core Equity Portfolio	364,032,749
CSTG&E U.S. Social Core Equity 2 Portfolio	111,109,504
CSTG&E International Social Core Equity Portfolio	107,872,143
U.S. Sustainability Core 1 Portfolio	64,157,952
International Sustainability Core 1 Portfolio	44,268,811
Tax-Managed U.S. Marketwide Value Portfolio	2,131,412,744
Tax-Managed U.S. Targeted Value Portfolio	2,649,835,618
Tax-Managed U.S. Small Cap Portfolio	1,680,964,012
Tax-Managed DFA International Value Portfolio	1,953,855,450
Tax-Managed U.S. Equity Portfolio	1,573,047,024
LWAS/DFA International High Book to Market Portfolio	71,729,270
VA U.S. Targeted Value Portfolio	130,673,009
VA U.S. Large Value Portfolio	128,398,687
VA International Value Portfolio	98,421,110
VA International Small Portfolio	84,252,977
VA Short-Term Fixed Portfolio	88,422,026
VA Global Bond Portfolio	94,833,301

5

Subsequent Event Note

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Funds listed below. As a result, PFPC Trust as Securities Lending Agent, took possession of the collateral and repurchased the securities in the Funds through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the criteria for sales accounting has been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Funds at replacement value, the following Funds had a realized gain/loss, which did not have a material impact on the financial statement or net asset value of the Funds:

Fund	Gain/(Loss)
U.S. Targeted Value Portfolio	$(1,019,910)
U.S. Core Equity 1 Portfolio	(580,402)
U.S. Core Equity 2 Portfolio	(3,560,086)
U.S. Vector Equity Portfolio	(1,196,118)
T.A. U.S. Core Equity 2 Portfolio	24,196
DFA Real Estate Securities Portfolio	(628,297)
Emerging Markets Core Equity Portfolio	(1,089,927)
U.S. Social Core Equity 2 Portfolio	(13,009)
Emerging Markets Social Core Equity Portfolio	(39,074)
CSTG&E U.S. Social Core Equity 2 Portfolio	(32,488)
U.S. Sustainability Core 1 Portfolio	4,474
Tax-Managed U.S. Targeted Value Portfolio	(443,861)
Tax-Managed U.S. Small Cap Portfolio	(595,938)
VA U.S. Targeted Value Portfolio	(891,531)

6

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.1%)
Consumer Discretionary — (7.7%)
#	Abercrombie & Fitch Co.	33,357	$1,749,575
# *	Amazon.com, Inc.	118,626	9,586,167
*	Apollo Group, Inc. Class A	49,888	3,176,868
# *	AutoNation, Inc.	51,391	583,288
# *	Autozone, Inc.	16,499	2,264,158
# *	Bed Bath and Beyond, Inc.	99,375	3,046,837
	Best Buy Co., Inc.	132,759	5,943,620
# *	Big Lots, Inc.	31,329	926,399
	Black & Decker Corp.	23,462	1,483,972
	Carnival Corp.	167,632	6,212,442
	CBS Corp. Class B	261,375	4,229,048
	Centex Corp.	47,392	768,698
*	Coach, Inc.	130,991	3,797,429
	Comcast Corp. Class A	1,136,407	24,069,100
#	D.R. Horton, Inc.	105,471	1,314,169
#	Darden Restaurants, Inc.	53,750	1,574,338
#	Dillards, Inc. Class A	21,958	280,404
	Disney (Walt) Co.	731,211	23,654,676
#	Eastman Kodak Co.	110,616	1,790,873
*	Expedia, Inc.	80,200	1,416,332
#	Family Dollar Stores, Inc.	53,615	1,336,086
# *	Ford Motor Co.	860,487	3,837,772
	Fortune Brands, Inc.	58,985	3,469,498
*	GameStop Corp. Class A	62,064	2,722,748
#	Gannett Co., Inc.	87,770	1,561,428
#	Gap, Inc.	172,270	3,350,652
#	General Motors Corp.	217,290	2,172,900
#	Genuine Parts Co.	62,873	2,667,073
*	Goodyear Tire & Rubber Co.	92,328	1,810,552
	H&R Block, Inc.	124,877	3,189,359
	Harley-Davidson, Inc.	90,790	3,611,626
	Harman International Industries, Inc.	22,330	759,890
	Hasbro, Inc.	53,209	1,990,017
#	Home Depot, Inc.	651,318	17,663,744
#	International Game Technology	118,824	2,546,398
# *	Interpublic Group of Companies, Inc.	181,133	1,702,650
	J.C. Penney Co., Inc.	85,218	3,320,945
	Johnson Controls, Inc.	227,754	7,042,154
#	Jones Apparel Group, Inc.	33,234	660,027
#	KB Home	29,566	614,973
*	Kohl’s Corp.	117,720	5,788,292
#	Leggett & Platt, Inc.	63,837	1,424,203
#	Lennar Corp. Class A	53,674	705,813

1

	Limited Brands, Inc.	114,947	2,390,898
#	Liz Claiborne, Inc.	36,377	589,671
	Lowe’s Companies, Inc.	561,796	13,842,653
	Macy’s, Inc.	161,379	3,359,911
	Marriott International, Inc. Class A	115,336	3,253,629
	Mattel, Inc.	138,904	2,685,014
	McDonald’s Corp.	435,048	26,994,728
#	McGraw-Hill Companies, Inc.	123,315	5,282,815
#	Meredith Corp.	14,206	403,166
#	Newell Rubbermaid, Inc.	106,274	1,923,559
	News Corp. Class A	883,882	12,515,769
	NIKE, Inc. Class B	145,609	8,825,361
#	Nordstrom, Inc.	67,429	2,097,042
*	Office Depot, Inc.	104,817	737,912
	Omnicom Group, Inc.	122,931	5,211,045
#	Polo Ralph Lauren Corp.	22,130	1,679,224
#	Pulte Homes, Inc.	81,988	1,189,646
#	RadioShack Corp.	50,353	957,211
	Scripps Networks Interactive	12,400	515,096
# *	Sears Holdings Corp.	26,853	2,469,133
#	Sherwin-Williams Co.	37,938	2,221,270
	Snap-On, Inc.	22,126	1,261,625
	Staples, Inc.	269,475	6,521,295
*	Starbucks Corp.	279,407	4,347,573
#	Starwood Hotels & Resorts Worldwide, Inc.	71,652	2,597,385
#	Target Corp.	298,789	15,841,793
# *	The DIRECTV Group, Inc.	272,660	7,691,739
#	The New York Times Co. Class A	55,181	716,801
#	The Stanley Works	30,083	1,442,480
#	The TJX Companies, Inc.	163,000	5,907,120
#	Tiffany & Co.	48,348	2,135,531
	Time Warner, Inc.	1,373,370	22,482,067
	Tyco Electronics, Ltd.	183,466	6,037,866
#	V.F. Corp.	33,507	2,655,430
*	Viacom, Inc. Class B	242,859	7,159,483
	Washington Post Co.	2,230	1,330,195
	Wendy’s International, Inc.	33,640	816,443
#	Whirlpool Corp.	28,833	2,345,853
	Wyndham Worldwide Corp.	67,885	1,308,823
	Yum! Brands, Inc.	181,818	6,487,266
Total Consumer Discretionary			370,048,714

Consumer Staples — (10.1%)
	Altria Group, Inc.	803,807	16,904,061
	Anheuser-Busch Companies, Inc.	273,679	18,571,857
	Archer-Daniels-Midland Co.	247,138	6,292,133
	Avon Products, Inc.	163,790	7,015,126
#	Brown-Forman Corp. Class B	32,371	2,331,036
	Campbell Soup Co.	82,701	3,044,224
	Clorox Co.	52,903	3,126,567
	Coca-Cola Co.	766,686	39,921,340
	Coca-Cola Enterprises, Inc.	110,409	1,884,682
	Colgate-Palmolive Co.	194,897	14,818,019
	ConAgra, Inc.	174,610	3,713,955
*	Constellation Brands, Inc. Class A	74,990	1,583,039

2

	Costco Wholesale Corp.	166,284	11,151,005
	CVS Caremark Corp.	548,597	20,078,650
*	Dean Foods Co.	58,315	1,467,789
	Estee Lauder Companies, Inc.	43,898	2,184,803
#	General Mills, Inc.	128,587	8,509,888
	Heinz (H.J.) Co.	120,954	6,086,405
	Kellogg Co.	97,413	5,303,164
	Kimberly-Clark Corp.	160,595	9,905,500
#	Kraft Foods, Inc.	581,855	18,334,251
	Lorillard, Inc.	66,751	4,822,092
	McCormick & Co., Inc.	49,199	1,990,100
	Molson Coors Brewing Co.	53,712	2,559,377
	Pepsi Bottling Group, Inc.	51,958	1,536,918
	PepsiCo, Inc.	608,743	41,686,721
	Philip Morris International, Inc.	809,557	43,473,211
	Procter & Gamble Co.	1,171,739	81,752,230
#	Reynolds American, Inc.	65,739	3,482,852
#	Safeway, Inc.	168,105	4,427,886
	Sara Lee Corp.	271,081	3,659,594
	SUPERVALU, Inc.	81,473	1,889,359
	Sysco Corp.	230,525	7,337,611
	The Hershey Co.	64,483	2,327,191
	The Kroger Co.	253,923	7,013,353
	Tyson Foods, Inc. Class A	104,940	1,523,729
#	UST, Inc.	56,740	3,040,697
	Walgreen Co.	380,138	13,848,427
	Wal-Mart Stores, Inc.	893,027	52,751,105
#	Whole Foods Market, Inc.	53,812	985,298
	Wrigley (Wm.) Jr. Co.	82,398	6,548,993
Total Consumer Staples			488,884,238

Energy — (12.3%)
	Anadarko Petroleum Corp.	179,666	11,090,782
	Apache Corp.	128,031	14,644,186
#	Baker Hughes, Inc.	118,218	9,458,622
	BJ Services Co.	112,788	3,028,358
#	Cabot Oil & Gas Corp.	39,668	1,762,846
*	Cameron International Corp.	83,155	3,874,191
	Chesapeake Energy Corp.	184,589	8,934,108
	Chevron Corp.	793,849	68,525,046
	ConocoPhillips	591,993	48,845,342
#	CONSOL Energy, Inc.	70,147	4,749,653
	Devon Energy Corp.	171,237	17,474,736
#	El Paso Corp.	269,553	4,517,708
#	ENSCO International, Inc.	55,400	3,755,012
#	EOG Resources, Inc.	95,300	9,951,226
	Exxon Mobil Corp.	2,027,889	162,251,399
	Halliburton Co.	334,818	14,711,903
	Hess Corp.	107,839	11,291,822
	Marathon Oil Corp.	271,709	12,245,925
	Massey Energy Co.	30,892	2,037,636
#	Murphy Oil Corp.	72,914	5,725,936
# *	Nabors Industries, Ltd.	108,047	3,849,715
*	National-Oilwell, Inc.	159,344	11,748,433
	Noble Corp.	103,151	5,187,464

3

	Noble Energy, Inc.	66,095	4,740,994
#	Occidental Petroleum Corp.	314,996	24,998,083
	Peabody Energy Corp.	104,206	6,559,768
#	Range Resources Corp.	59,302	2,752,799
	Rowan Companies, Inc.	43,219	1,596,510
#	Schlumberger, Ltd.	457,908	43,144,092
#	Smith International, Inc.	77,104	5,374,149
*	Southwestern Energy Co.	131,245	5,035,871
	Spectra Energy Corp.	242,929	6,427,901
#	Sunoco, Inc.	44,848	1,990,354
#	Tesoro Petroleum Corp.	52,860	980,553
#	The Williams Companies, Inc.	224,297	6,928,534
*	Transocean, Inc.	122,383	15,567,118
	Valero Energy Corp.	202,840	7,050,718
# *	Weatherford International, Ltd.	260,825	10,062,629
#	XTO Energy, Inc.	205,993	10,384,107
Total Energy			593,256,229

Financials — (12.5%)
	AFLAC, Inc.	182,435	10,344,065
	Allstate Corp.	211,386	9,539,850
#	American Capital, Ltd.	77,872	1,692,937
#	American Express Co.	444,600	17,641,728
	American International Group, Inc.	1,031,954	22,176,691
	Ameriprise Financial, Inc.	85,262	3,832,527
	AON Corp.	114,651	5,444,776
	Assurant, Inc.	36,754	2,147,536
	Bank of America Corp.	1,749,776	54,488,025
#	Bank of New York Mellon Corp.	438,998	15,193,721
#	BB&T Corp.	209,879	6,296,370
#	Capital One Financial Corp.	143,999	6,356,116
*	CB Richard Ellis Group, Inc.	66,728	872,135
	Chubb Corp.	140,274	6,734,555
	Cincinnati Financial Corp.	62,622	1,856,116
	CIT Group, Inc.	108,469	1,118,315
	Citigroup, Inc.	2,089,476	39,679,149
	CME Group, Inc.	25,738	8,632,010
#	Comerica, Inc.	57,759	1,622,450
	Discover Financial Services	183,964	3,026,208
# *	E*TRADE Financial Corp.	206,186	659,795
#	Federal Home Loan Mortgage Corporation	248,212	1,119,436
#	Federal National Mortgage Association	408,487	2,794,051
	Federated Investors, Inc.	33,257	1,112,114
#	Fifth Third Bancorp	220,598	3,481,036
#	First Horizon National Corp.	71,688	805,056
	Franklin Resources, Inc.	59,874	6,256,833
	Genworth Financial, Inc.	166,134	2,666,451
	Hartford Financial Services Group, Inc.	120,786	7,619,181
	Hudson City Bancorp, Inc.	199,243	3,674,041
#	Huntington Bancshares, Inc.	140,551	1,028,833
*	IntercontinentalExchange, Inc.	27,084	2,384,205
	Janus Capital Group, Inc.	56,232	1,516,577
	JPMorgan Chase & Co.	1,325,296	51,010,643
	KeyCorp	186,345	2,238,003
	Legg Mason, Inc.	54,165	2,411,967

4

#	Lehman Brothers Holdings, Inc.	267,373	4,302,032
	Leucadia National Corp.	67,878	3,142,073
	Lincoln National Corp.	99,520	5,051,635
	Loews Corp.	138,960	6,035,033
#	M&T Bank Corp.	29,582	2,110,380
	Marsh & McLennan Companies, Inc.	196,345	6,269,296
#	Marshall & Ilsley Corp.	99,477	1,531,946
#	Mastercard, Inc.	27,945	6,778,060
#	MBIA, Inc.	81,462	1,321,314
	Merrill Lynch & Co., Inc.	587,816	16,664,584
#	MetLife, Inc.	272,616	14,775,787
#	MGIC Investment Corp.	47,999	403,672
#	Moody’s Corp.	77,950	3,169,447
	Morgan Stanley	424,928	17,349,810
#	National City Corp.	291,811	1,470,727
#	Northern Trust Corp.	73,505	5,909,067
	NYSE Euronext	101,707	4,128,287
	PNC Financial Services Group	132,737	9,550,427
	Principal Financial Group, Inc.	99,365	4,549,923
	Progressive Corp.	260,029	4,802,736
	Prudential Financial, Inc.	167,337	12,334,410
#	Regions Financial Corp.	266,668	2,472,012
	SAFECO Corp.	34,507	2,332,673
	Schwab (Charles) Corp.	356,408	8,550,228
# *	SLM Corp.	179,173	2,958,146
	Sovereign Bancorp, Inc.	183,876	1,776,242
	State Street Corp.	163,739	11,080,218
#	SunTrust Banks, Inc.	135,119	5,660,135
#	T. Rowe Price Group, Inc.	99,673	5,916,589
#	The Goldman Sachs Group, Inc.	151,295	24,807,841
	The Travelers Companies, Inc.	232,085	10,248,874
	Torchmark Corp.	34,466	2,058,999
#	U.S. Bancorp	668,031	21,283,468
	Unum Group	132,929	3,377,726
#	Wachovia Corp.	820,472	13,037,300
#	Washington Mutual, Inc.	569,589	2,306,835
	Wells Fargo & Co.	1,267,552	38,368,799
#	XL Capital, Ltd.	116,690	2,345,469
#	Zions Bancorporation	41,278	1,107,902
Total Financials			600,813,604

Health Care — (11.4%)
	Abbott Laboratories	592,319	34,016,880
	Aetna, Inc.	186,066	8,026,887
#	Allergan, Inc.	118,023	6,593,945
	AmerisourceBergen Corp.	61,797	2,534,295
*	Amgen, Inc.	417,843	26,261,433
	Applied Biosystems, Inc.	64,733	2,362,107
#	Bard (C.R.), Inc.	38,102	3,560,632
*	Barr Laboratories, Inc.	41,474	2,801,154
	Baxter International, Inc.	240,788	16,315,795
	Becton Dickinson & Co.	93,672	8,185,059
# *	Biogen Idec, Inc.	112,462	5,727,690
*	Boston Scientific Corp.	516,839	6,491,498
	Bristol-Myers Squibb Co.	759,772	16,213,534

5

	Cardinal Health, Inc.	136,964	7,530,281
*	Celgene Corp.	167,285	11,592,851
	Cigna Corp.	107,776	4,513,659
*	Coventry Health Care, Inc.	58,210	2,038,514
	Covidien, Ltd.	191,736	10,367,166
*	DaVita, Inc.	40,185	2,306,217
	Eli Lilly & Co.	379,644	17,710,393
*	Express Scripts, Inc.	96,389	7,075,916
*	Forest Laboratories, Inc.	116,966	4,174,517
*	Genzyme Corp.	102,595	8,033,189
# *	Gilead Sciences, Inc.	354,044	18,651,038
# *	Hospira, Inc.	61,060	2,464,382
*	Humana, Inc.	64,943	3,013,355
#	IMS Health, Inc.	69,597	1,546,445
*	Intuitive Surgical, Inc.	14,854	4,385,941
	Johnson & Johnson	1,081,626	76,178,919
*	King Pharmaceuticals, Inc.	94,652	1,082,819
*	Laboratory Corp. of America Holdings	42,717	3,124,749
	McKesson Corp.	106,420	6,148,948
*	Medco Health Solutions, Inc.	194,456	9,110,264
	Medtronic, Inc.	431,019	23,533,637
	Merck & Co., Inc.	823,840	29,386,373
# *	Millipore Corp.	21,144	1,586,011
# *	Mylan, Inc.	116,847	1,506,158
*	Patterson Companies, Inc.	46,568	1,515,323
	PerkinElmer, Inc.	45,439	1,290,922
	Pfizer, Inc.	2,596,492	49,618,962
	Quest Diagnostics, Inc.	60,567	3,273,646
	Schering-Plough Corp.	622,300	12,072,620
# *	St. Jude Medical, Inc.	130,054	5,960,375
	Stryker Corp.	91,667	6,159,106
*	Tenet Healthcare Corp.	183,888	1,108,845
# *	Thermo Fisher Scientific, Inc.	160,509	9,720,425
	UnitedHealth Group, Inc.	471,578	14,359,550
*	Varian Medical Systems, Inc.	48,213	3,045,133
*	Waters Corp.	38,420	2,622,165
*	Watson Pharmaceuticals, Inc.	40,084	1,214,946
*	WellPoint, Inc.	201,947	10,660,782
	Wyeth	511,737	22,147,977
*	Zimmer Holdings, Inc.	88,846	6,431,562
Total Health Care			547,354,990

Industrials — (10.2%)
	3M Co.	270,306	19,353,910
*	Allied Waste Industries, Inc.	129,460	1,739,942
#	Avery Dennison Corp.	40,867	1,971,424
	B.F. Goodrich Co.	48,003	2,460,154
	Boeing Co.	288,408	18,908,028
	Burlington Northern Santa Fe Corp.	112,526	12,085,292
	C.H. Robinson Worldwide, Inc.	65,502	3,413,309
	Caterpillar, Inc.	235,949	16,688,673
	Cintas Corp.	50,136	1,544,189
	Cooper Industries, Ltd.	66,786	3,181,685
	CSX Corp.	155,396	10,051,013
#	Cummins, Inc.	77,956	5,079,613

6

#	Danaher Corp.	97,771	7,975,180
	Deere & Co.	165,398	11,672,137
#	Dover Corp.	72,682	3,589,037
	Eaton Corp.	63,173	4,623,000
	Emerson Electric Co.	299,659	14,024,041
	Equifax, Inc.	49,710	1,756,254
#	Expeditors International of Washington, Inc.	81,862	2,954,400
#	FedEx Corp.	119,003	9,855,828
#	Fluor Corp.	68,088	5,455,891
	General Dynamics Corp.	152,941	14,116,454
	General Electric Co.	3,825,502	107,496,606
	Honeywell International, Inc.	284,597	14,278,231
#	Illinois Tool Works, Inc.	152,489	7,564,979
	Ingersoll-Rand Co., Ltd. Class A	121,970	4,504,352
#	ITT Industries, Inc.	69,730	4,445,288
*	Jacobs Engineering Group, Inc.	46,748	3,450,937
	L-3 Communications Holdings, Inc.	47,077	4,893,183
	Lockheed Martin Corp.	129,641	15,095,398
	Masco Corp.	138,820	2,645,909
# *	Monster Worldwide, Inc.	47,702	932,097
	Norfolk Southern Corp.	144,215	10,604,129
	Northrop Grumman Corp.	131,281	9,038,697
	Paccar, Inc.	140,145	6,034,644
	Pall Corp.	46,008	1,868,385
	Parker Hannifin Corp.	64,375	4,124,506
	Pitney Bowes, Inc.	79,667	2,720,628
	Precision Castparts Corp.	53,462	5,520,486
	R. R. Donnelley & Sons Co.	81,481	2,271,690
	Raytheon Co.	162,349	9,739,317
	Robert Half International, Inc.	60,953	1,560,397
	Rockwell Automation, Inc.	56,320	2,658,867
	Rockwell Collins, Inc.	61,693	3,244,435
	Ryder System, Inc.	22,067	1,423,763
	Southwest Airlines Co.	280,849	4,277,330
*	Terex Corp.	38,495	1,935,914
	Textron, Inc.	95,658	3,931,544
	The Manitowoc Co., Inc.	49,899	1,256,457
	Tyco International, Ltd.	185,084	7,936,402
#	Union Pacific Corp.	198,328	16,639,719
	United Parcel Service, Inc.	391,806	25,122,601
	United Technologies Corp.	373,517	24,498,980
#	W.W. Grainger, Inc.	24,958	2,246,969
	Waste Management, Inc.	188,322	6,625,168
Total Industrials			493,087,462

Information Technology — (14.5%)
# *	Adobe Systems, Inc.	204,114	8,742,203
# *	Advanced Micro Devices, Inc.	232,812	1,464,387
*	Affiliated Computer Services, Inc. Class A	36,994	1,969,561
*	Agilent Technologies, Inc.	138,209	4,804,145
*	Akamai Technologies, Inc.	64,570	1,478,653
#	Altera Corp.	115,060	2,604,958
	Analog Devices, Inc.	111,348	3,113,290
# *	Apple, Inc.	338,368	57,363,527
	Applied Materials, Inc.	520,221	9,322,360

7

*	Autodesk, Inc.	85,951	3,053,839
#	Automatic Data Processing, Inc.	198,969	8,830,244
*	BMC Software, Inc.	73,307	2,386,876
# *	Broadcom Corp.	171,659	4,130,116
	CA, Inc.	149,848	3,582,866
# *	Ciena Corp.	34,601	601,365
*	Cisco Sytems, Inc.	2,267,167	54,525,366
*	Citrix Systems, Inc.	70,440	2,132,219
# *	Cognizant Technology Solutions Corp.	110,873	3,250,796
*	Computer Sciences Corp.	58,007	2,728,069
*	Compuware Corp.	100,423	1,147,835
*	Convergys Corp.	47,423	699,489
	Corning, Inc.	604,450	12,415,403
# *	Dell, Inc.	775,642	16,854,701
# *	eBay, Inc.	424,257	10,576,727
# *	Electronic Arts, Inc.	122,209	5,965,021
*	EMC Corp.	793,408	12,123,274
	Fidelity National Information Services, Inc.	65,899	1,439,893
# *	Fiserv, Inc.	62,918	3,262,927
*	Google, Inc.	89,206	41,328,248
	Hewlett-Packard Co.	946,527	44,411,047
	Intel Corp.	2,198,414	50,277,728
	International Business Machines Corp.	527,143	64,169,117
*	Intuit, Inc.	123,203	3,704,714
	Jabil Circuit, Inc.	80,279	1,353,504
# *	JDS Uniphase Corp.	88,209	896,203
# *	Juniper Networks, Inc.	201,476	5,177,933
	KLA-Tencor Corp.	65,269	2,418,869
*	Lexmark International, Inc.	33,768	1,214,635
	Linear Technology Corp.	85,151	2,779,329
*	LSI Corp.	244,653	1,626,942
*	MEMC Electronic Materials, Inc.	87,408	4,290,859
#	Microchip Technology, Inc.	70,984	2,272,198
*	Micron Technology, Inc.	292,009	1,238,118
	Microsoft Corp.	3,074,031	83,890,306
#	Molex, Inc.	53,431	1,288,756
	Motorola, Inc.	865,558	8,153,556
#	National Semiconductor Corp.	82,838	1,775,218
*	NetApp, Inc.	131,844	3,359,385
*	Novell, Inc.	135,815	873,290
*	Novellus Systems, Inc.	38,327	868,873
*	Nvidia Corp.	212,907	2,691,144
# *	Oracle Corp.	1,522,415	33,386,561
#	Paychex, Inc.	123,092	4,194,975
# *	QLogic Corp.	50,878	950,401
#	QUALCOMM, Inc.	621,255	32,709,076
*	Sandisk Corp.	86,255	1,247,247
*	Sun Microsystems, Inc.	300,049	2,700,441
*	Symantec Corp.	322,440	7,193,636
*	Tellabs, Inc.	152,530	794,681
*	Teradata Corp.	68,969	1,694,568
# *	Teradyne, Inc.	65,852	614,399
#	Texas Instruments, Inc.	507,667	12,442,918
	Total System Services, Inc.	76,063	1,515,175
*	Unisys Corp.	136,730	559,226

8

*	VeriSign, Inc.	74,728	2,389,054
	Western Union Co.	284,002	7,844,135
	Xerox Corp.	345,086	4,807,048
	Xilinx, Inc.	107,181	2,784,562
*	Yahoo!, Inc.	528,047	10,233,551
Total Information Technology			698,691,736

Materials — (3.2%)
	Air Products & Chemicals, Inc.	80,852	7,426,256
	AK Steel Holding Corp.	42,990	2,261,704
	Alcoa, Inc.	312,830	10,051,228
#	Allegheny Technologies, Inc.	38,803	1,901,347
	Ashland, Inc.	21,496	879,831
#	Ball Corp.	37,527	1,723,240
	Bemis Co., Inc.	38,245	1,067,800
	Dow Chemical Co.	357,097	12,187,721
#	duPont (E.I.) de Nemours & Co., Inc.	345,692	15,362,552
#	Eastman Chemical Co.	29,259	1,764,903
#	Ecolab, Inc.	67,349	3,080,543
#	Freeport-McMoRan Copper & Gold, Inc. Class B	147,080	13,137,186
#	Hercules, Inc.	43,412	935,529
	International Flavors & Fragrances, Inc.	30,897	1,242,368
	International Paper Co.	164,123	4,439,527
	MeadWestavco Corp.	66,675	1,765,554
	Monsanto Co.	210,618	24,063,107
#	Newmont Mining Corp.	174,255	7,858,901
#	Nucor Corp.	120,344	6,318,060
*	Pactiv Corp.	50,195	1,348,740
#	PPG Industries, Inc.	62,980	3,958,923
#	Praxair, Inc.	120,174	10,796,432
	Rohm & Haas Co.	48,141	3,612,982
#	Sealed Air Corp.	61,462	1,489,224
	Sigma-Aldrich Corp.	49,477	2,808,315
#	Titanium Metals Corp.	37,517	540,620
	United States Steel Corp.	45,178	6,011,836
#	Vulcan Materials Co.	42,003	3,143,505
	Weyerhaeuser Co.	81,080	4,499,129
Total Materials			155,677,063

Real Estate Investment Trusts — (1.1%)
	Apartment Investment & Management Co. Class A	34,443	1,220,660
	AvalonBay Communities, Inc.	29,543	2,954,300
	Boston Properties, Inc.	45,941	4,707,574
	Developers Diversified Realty Corp.	45,972	1,540,522
	Equity Residential	103,819	4,381,162
	General Growth Properties, Inc.	102,664	2,662,078
	HCP, Inc.	95,143	3,446,079
	Host Marriott Corp.	200,430	2,866,149
	Kimco Realty Corp.	97,373	3,616,433
#	Plum Creek Timber Co., Inc.	65,671	3,258,595
	ProLogis	100,614	4,332,439
	Public Storage	47,391	4,185,573
	Simon Property Group, Inc.	86,261	8,184,444
	Vornado Realty Trust	51,876	5,159,587
Total Real Estate Investment Trusts			52,515,595

Telecommunication Services — (2.8%)

9

# *	American Tower Corp.	152,205	6,290,633
	AT&T, Inc.	2,280,164	72,942,446
	CenturyTel, Inc.	40,471	1,563,395
	Embarq Corp.	56,627	2,670,529
#	Frontier Communications Corp.	124,444	1,564,261
#	Qwest Communications International, Inc.	583,968	2,207,399
	Sprint Nextel Corp.	1,094,219	9,541,590
	Verizon Communications, Inc.	1,094,075	38,423,914
	Windstream Corp.	171,667	2,132,104
Total Telecommunication Services			137,336,271

Utilities — (3.3%)
# *	AES Corp.	257,842	3,934,669
	Allegheny Energy, Inc.	64,490	2,923,332
	Ameren Corp.	80,396	3,365,377
	American Electric Power Co., Inc.	154,131	6,017,274
	CenterPoint Energy, Inc.	125,988	2,000,689
	CMS Energy Corp.	86,463	1,173,303
	Consolidated Edison, Inc.	104,637	4,279,653
	Constellation Energy Group	68,462	4,567,100
#	Dominion Resources, Inc.	221,835	9,656,478
	DTE Energy Co.	62,616	2,639,891
	Duke Energy Corp.	485,361	8,464,696
*	Dynegy, Inc.	190,690	1,136,512
#	Edison International	125,046	5,742,112
#	Entergy Corp.	73,499	7,599,062
	Exelon Corp.	251,774	19,124,753
	FirstEnergy Corp.	116,996	8,498,589
	FPL Group, Inc.	156,637	9,407,618
	Integrys Energy Group, Inc.	29,331	1,533,131
#	Nicor, Inc.	17,324	794,998
	NiSource, Inc.	105,241	1,734,372
#	Pepco Holdings, Inc.	77,296	1,959,454
#	PG&E Corp.	137,116	5,667,004
#	Pinnacle West Capital Corp.	38,623	1,359,143
	PPL Corp.	143,172	6,266,638
	Progress Energy, Inc.	100,295	4,380,886
	Public Service Enterprise Group, Inc.	195,164	7,956,836
#	Questar Corp.	66,508	3,451,100
	Sempra Energy	96,081	5,565,012
#	Southern Co.	294,457	11,045,082
	TECO Energy, Inc.	80,888	1,443,042
	Xcel Energy, Inc.	165,363	3,391,595
Total Utilities			157,079,401

TOTAL COMMON STOCKS			4,294,745,303

10

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $117,545,000 FHLMC 6.50%, 08/01/37 & FNMA 6.00%, 12/01/37, valued at $109,788,071) to be repurchased at $106,531,959	$106,509	106,509,000

SECURITIES LENDING COLLATERAL — (8.7%)
§ @	DFA Short Term Investment Fund LP	359,185	359,185,066

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $75,047,495 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/23 to 06/01/38, valued at $59,453,617) to be repurchased at $57,735,683	57,722	57,721,958

TOTAL SECURITIES LENDING COLLATERAL			416,907,024

TOTAL INVESTMENTS - (100.0%) (Cost $4,020,768,006)##			$4,818,161,327

11

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRALIA — (1.7%)
BONDS — (1.7%)
General Electric Capital Australia
6.250%, 03/30/09	5,000	$4,263,149

AUSTRIA — (2.2%)
BONDS — (2.2%)
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	6,200	5,634,030

GERMANY — (9.6%)
BONDS — (9.6%)
Landesbank Baden-Wuerttemberg
(f) 3.000%, 12/22/08	3,700	3,360,883
Landwirtschaftliche Rentenbank
(j) 0.650%, 09/30/08	1,130,000	10,382,179
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	1,200,000	11,012,676
TOTAL — GERMANY		24,755,738

SWEDEN — (2.5%)
BONDS — (2.5%)
Kommuninvest
5.050%, 10/28/08	1,000	855,068
(t) 5.000%, 11/25/08	2,300	1,963,556
Svensk Exportkredit AB
(u) 4.000%, 06/15/10	3,700	3,759,559
TOTAL — SWEDEN		6,578,183

UNITED KINGDOM — (1.0%)
BONDS — (1.0%)
BP Capital Markets P.L.C.
(u) 4.875%, 03/15/10	2,500	2,566,755

UNITED STATES — (83.0%)
AGENCY OBLIGATIONS — (46.3%)
Federal Farm Credit Bank
2.750%, 05/04/10	27,600	27,476,821
Federal Home Loan Bank
4.375%, 03/17/10	6,100	6,219,969

1

	2.375%, 04/30/10	14,400	14,236,517
	4.875%, 05/14/10	5,800	5,970,212
	4.250%, 06/11/10	6,900	7,035,640
	3.500%, 07/16/10	3,800	3,826,098
	3.375%, 08/13/10	9,900	9,944,817
	Federal Home Loan Bank Discount Notes
	2.695%, 01/07/09	17,000	16,835,083
	Federal Home Loan Mortgage Corporation
	2.375%, 05/28/10	8,000	7,900,904
	Federal National Mortgage Association
	2.500%, 04/09/10	5,500	5,450,230
	4.125%, 05/15/10	6,100	6,193,391
	2.375%, 05/20/10	8,500	8,396,937
TOTAL AGENCY OBLIGATIONS			119,486,619

BONDS — (24.1%)
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	9,000	8,843,283
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	7,000	6,993,336
	General Electric Capital Corp.
(j)	0.550%, 10/14/08	1,000,000	9,178,406
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	6,500	6,476,723
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	3,400	3,411,421
	John Deere Capital Corp. Floating Rate Note
(r)	3.530%, 02/26/10	7,000	7,010,073
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	6,800	6,787,910
	Paccar Financial Corp. Floating Rate Note
(r)	4.966%, 09/21/09	2,500	2,490,465
	Wal-Mart Stores, Inc.
	6.875%, 08/10/09	7,500	7,778,760
	Wells Fargo Bank & Co.
	4.625%, 08/09/10	3,000	3,037,338
TOTAL BONDS			62,007,715

CERTIFICATES OF DEPOSIT INTEREST BEARING — (2.7%)
	Royal Bank of Scotland P.L.C.
	3.110%, 01/23/09	7,000	7,000,356

COMMERCIAL PAPER — (9.3%)
	Eaton Corp.
	2.100%, 09/02/08	7,000	6,998,258
	Eksportfinans
	2.030%, 09/02/08	2,000	1,999,509
	Rockwell Automation, Inc.
	2.050%, 09/02/08	6,200	6,198,388
	Sheffield Receivables Corp.
	2.170%, 09/02/08	1,900	1,899,403

2

Societe Generale North America
3.100%, 05/01/09	3,000	2,934,912
UBS Finance Delaware LLC
3.130%, 01/22/09	4,000	3,950,019
TOTAL COMMERCIAL PAPER		23,980,489

	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,487,727	1,487,727

TOTAL INVESTMENTS - (100.0%)
(Cost $254,434,472)##		$257,760,761

3

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.6%)
Consumer Discretionary — (13.2%)
* #	AutoNation, Inc.	1,441,658	$16,362,818
#	Belo Corp. Class A	16,644	122,001
	CBS Corp. Class B	5,687,606	92,025,465
#	Comcast Corp. Class A	12,429,142	263,249,228
#	Comcast Corp. Special Class A Non-Voting	2,899,710	61,299,869
*	Discovery Holding Co. Class A	1,017,390	20,581,800
	Disney (Walt) Co.	415,720	13,448,542
*	Expedia, Inc.	1,156,951	20,431,755
#	Foot Locker, Inc.	554,663	9,035,460
* #	Ford Motor Co.	11,047,826	49,273,304
	Fortune Brands, Inc.	585,610	34,445,580
#	Gannett Co., Inc.	931,585	16,572,897
*	Goodyear Tire & Rubber Co.	556,502	10,913,004
#	Hearst-Argyle Television, Inc.	316,700	6,270,660
*	HSN, Inc.	419,450	6,144,942
* #	Interval Leisure Group, Inc.	419,450	5,448,655
	J.C. Penney Co., Inc.	517,600	20,170,872
#	Leggett & Platt, Inc.	441,800	9,856,558
* #	Liberty Global, Inc. Class A	309,505	10,888,386
* #	Liberty Global, Inc. Series C	339,005	11,261,746
*	Liberty Media Corp. - Entertainment Class A	3,931,872	109,266,723
*	Liberty Media Holding Corp. Capital Class A	845,855	13,745,144
*	Liberty Media Holding Corp. Interactive Class A	4,235,162	57,555,852
	Macy’s, Inc.	1,739,930	36,225,343
#	MDC Holdings, Inc.	298,104	12,356,411
* #	Mohawk Industries, Inc.	404,517	27,931,899
	News Corp. Class A	35,876	508,004
*	Radio One, Inc. Class D	8,157	7,749
#	Royal Caribbean Cruises, Ltd.	320,400	8,708,472
#	Saks, Inc.	2,710	30,894
* #	Sears Holdings Corp.	350,614	32,238,957
	Service Corp. International	398,500	4,068,685
* #	Ticketmaster	419,450	8,988,813
#	Time Warner, Inc.	18,688,980	305,938,603
* #	Toll Brothers, Inc.	919,700	22,882,136
*	TRW Automotive Holdings Corp.	238,137	4,567,468
	Tyco Electronics, Ltd.	1,108,632	36,485,079
#	Whirlpool Corp.	186,215	15,150,452
#	Wyndham Worldwide Corp.	797,860	15,382,741
Total Consumer Discretionary			1,389,842,967

Consumer Staples — (4.0%)
	Archer-Daniels-Midland Co.	1,240,260	31,577,020

1

	Coca-Cola Enterprises, Inc.	3,580,472	61,118,657
*	Constellation Brands, Inc. Class A	846,137	17,861,952
	Corn Products International, Inc.	483,600	21,660,444
	Del Monte Foods Co.	730,063	6,220,137
	J.M. Smucker Co.	397,802	21,572,802
#	Kraft Foods, Inc.	4,530,190	142,746,287
	Molson Coors Brewing Co.	642,790	30,628,943
	PepsiAmericas, Inc.	449,925	10,541,743
* #	Smithfield Foods, Inc.	799,600	16,079,956
#	SUPERVALU, Inc.	1,536,742	35,637,047
	Tyson Foods, Inc. Class A	2,025,659	29,412,569
Total Consumer Staples			425,057,557

Energy — (14.8%)
	Anadarko Petroleum Corp.	3,481,656	214,922,625
	Apache Corp.	2,319,190	265,268,952
#	Chesapeake Energy Corp.	3,199,938	154,876,999
	Cimarex Energy Co.	361,347	20,069,212
	ConocoPhillips	4,036,857	333,081,071
#	Devon Energy Corp.	1,997,042	203,798,136
* #	Forest Oil Corp.	475,600	27,071,152
#	Marathon Oil Corp.	2,034,046	91,674,453
*	Mariner Energy, Inc.	362,280	10,538,725
*	Newfield Exploration Co.	674,465	30,499,307
	Noble Energy, Inc.	233,800	16,770,474
	Overseas Shipholding Group, Inc.	286,600	20,560,684
	Patterson-UTI Energy, Inc.	274,100	7,789,922
	Pioneer Natural Resources Co.	786,498	49,683,079
*	Pride International, Inc.	312,040	11,985,456
	Rowan Companies, Inc.	464,466	17,157,374
* #	SEACOR Holdings, Inc.	114,440	10,087,886
#	Tidewater, Inc.	431,200	26,160,904
*	Unit Corp.	147,500	9,990,175
	Valero Energy Corp.	1,239,275	43,077,199
Total Energy			1,565,063,785

Financials — (27.7%)
* #	Allegheny Corp.	36,722	11,751,040
#	Allstate Corp.	2,584,815	116,652,701
#	American Capital, Ltd.	472,547	10,273,172
	American Financial Group, Inc.	883,300	25,200,549
#	American International Group, Inc.	3,921,610	84,275,399
	American National Insurance Co.	71,652	6,839,183
#	Associated Banc-Corp.	242,510	4,243,925
	Assurant, Inc.	113,400	6,625,962
	Bank of America Corp.	6,946,274	216,306,972
	Bank of New York Mellon Corp.	214,845	7,435,785
#	Capital One Financial Corp.	1,606,984	70,932,274
	Chubb Corp.	1,648,373	79,138,388
#	Cincinnati Financial Corp.	1,328,489	39,376,414
#	CIT Group, Inc.	244,220	2,517,908
	Citigroup, Inc.	674,900	12,816,351
	CNA Financial Corp.	1,929,282	54,097,067
#	Comerica, Inc.	334,100	9,384,869
	Discover Financial Services	2,007,330	33,020,578

2

#	Federal National Mortgage Association	601,639	4,115,211
#	Fidelity National Financial, Inc.	952,159	13,358,791
#	Fifth Third Bancorp	455,000	7,179,900
#	First American Corp.	722,800	18,265,156
	First Citizens BancShares, Inc.	7,495	1,112,408
#	Fulton Financial Corp.	8,369	89,214
	Genworth Financial, Inc.	1,094,723	17,570,304
	Hanover Insurance Group, Inc.	388,766	18,361,418
	Hartford Financial Services Group, Inc.	1,281,850	80,859,098
	HCC Insurance Holdings, Inc.	315,257	7,938,171
#	Hudson City Bancorp, Inc.	610,361	11,255,057
#	Janus Capital Group, Inc.	705,391	19,024,395
	JPMorgan Chase & Co.	8,113,033	312,270,640
#	KeyCorp	928,500	11,151,285
#	Legg Mason, Inc.	294,947	13,133,990
#	Lehman Brothers Holdings, Inc.	943,839	15,186,370
	Leucadia National Corp.	50,352	2,330,794
	Lincoln National Corp.	1,244,573	63,174,525
	Loews Corp.	3,874,202	168,256,593
#	M&T Bank Corp.	447,652	31,935,494
	Marsh & McLennan Companies, Inc.	322,300	10,291,039
#	Marshall & Ilsley Corp.	596,000	9,178,400
#	Mercury General Corp.	159,125	8,105,827
	Merrill Lynch & Co., Inc.	1,433,140	40,629,519
#	MetLife, Inc.	5,587,198	302,826,132
	Morgan Stanley	3,052,197	124,621,204
#	National City Corp.	1,962,794	9,892,482
#	Nationwide Financial Services, Inc.	393,102	20,221,167
#	New York Community Bancorp, Inc.	2,262,500	37,308,625
#	Odyssey Re Holdings Corp.	351,255	13,263,389
	Old Republic International Corp.	1,782,254	19,480,036
#	Principal Financial Group, Inc.	1,186,779	54,342,610
#	Protective Life Corp.	547,200	19,857,888
	Prudential Financial, Inc.	1,861,400	137,203,794
#	Reinsurance Group of America, Inc.	479,000	23,068,640
	SAFECO Corp.	530,900	35,888,840
#	Sovereign Bancorp, Inc.	2,013,036	19,445,928
	StanCorp Financial Group, Inc.	222,900	10,924,329
#	SunTrust Banks, Inc.	813,260	34,067,461
#	Synovus Financial Corp.	745,500	6,858,600
	The Travelers Companies, Inc.	5,164,209	228,051,469
#	Torchmark Corp.	174,800	10,442,552
	Transatlantic Holdings, Inc.	168,207	10,109,241
* #	Tree.com, Inc.	69,908	531,301
#	UnionBanCal Corp.	333,700	24,587,016
	Unitrin, Inc.	377,911	9,648,068
#	Unum Group	2,446,189	62,157,662
	W. R. Berkley Corp.	679,240	16,002,894
	Wesco Financial Corp.	19,000	7,049,000
#	Zions Bancorporation	237,920	6,385,773
Total Financials			2,919,898,237

Health Care — (1.2%)
* #	Community Health Systems, Inc.	143,326	4,946,180
*	Health Management Associates, Inc.	560,097	3,254,164

3

*	King Pharmaceuticals, Inc.	575,500	6,583,720
#	Omnicare, Inc.	492,323	15,877,417
#	PerkinElmer, Inc.	65,900	1,872,219
*	Tenet Healthcare Corp.	552,220	3,329,887
* #	Watson Pharmaceuticals, Inc.	676,800	20,513,808
* #	WellPoint, Inc.	1,265,843	66,823,852
Total Health Care			123,201,247

Industrials — (14.4%)
	Alexander & Baldwin, Inc.	123,415	5,520,353
*	Allied Waste Industries, Inc.	2,728,976	36,677,437
	Burlington Northern Santa Fe Corp.	2,216,173	238,016,980
	CSX Corp.	3,367,404	217,803,691
	DRS Technologies, Inc.	91,850	7,313,097
#	GATX Corp.	390,900	17,133,147
#	IKON Office Solutions, Inc.	41,430	717,153
* #	Kansas City Southern	210,473	10,824,626
	Kennametal, Inc.	107,985	3,804,312
#	Masco Corp.	1,209,279	23,048,858
	Norfolk Southern Corp.	3,209,002	235,957,917
	Northrop Grumman Corp.	2,635,484	181,453,073
#	Pentair, Inc.	164,120	6,031,410
	R. R. Donnelley & Sons Co.	740,098	20,633,932
	Raytheon Co.	482,645	28,953,874
#	Ryder System, Inc.	466,600	30,105,032
#	Southwest Airlines Co.	5,164,520	78,655,640
	Timken Co.	346,652	11,203,793
#	Trinity Industries, Inc.	180,545	6,496,009
#	Union Pacific Corp.	4,137,400	347,127,860
* #	United Rentals, Inc.	249,961	4,046,869
*	URS Corp.	224,235	10,754,311
* #	YRC Worldwide, Inc.	124,289	2,249,631
Total Industrials			1,524,529,005

Information Technology — (3.8%)
* #	Advanced Micro Devices, Inc.	825,230	5,190,697
*	Arrow Electronics, Inc.	456,200	15,141,278
*	Avnet, Inc.	1,074,500	31,536,575
#	AVX Corp.	493,517	5,665,575
*	Computer Sciences Corp.	1,385,243	65,147,978
*	Compuware Corp.	371,363	4,244,679
* #	Convergys Corp.	101,416	1,495,886
	Fidelity National Information Services, Inc.	794,123	17,351,588
* #	IAC/InterActiveCorp.	1,048,625	17,407,183
*	Ingram Micro, Inc.	1,339,168	25,323,667
*	Integrated Device Technology, Inc.	1,230,107	13,026,833
*	International Rectifier Corp.	8,528	178,235
	Intersil Corp.	1,048,598	24,568,651
	Jabil Circuit, Inc.	823,885	13,890,701
* #	JDS Uniphase Corp.	610,462	6,202,294
*	Lender Processing Services, Inc.	201,231	6,700,992
* #	Micron Technology, Inc.	3,907,157	16,566,346
* #	NCR Corp.	184,100	4,871,286
* #	Novellus Systems, Inc.	162,992	3,695,029
*	Sandisk Corp.	138,300	1,999,818

4

* #	Sun Microsystems, Inc.	528,425	4,755,825
* #	Symantec Corp.	2,187,634	48,806,115
* #	Tech Data Corp.	338,303	11,549,664
*	Tellabs, Inc.	1,964,818	10,236,702
* #	Vishay Intertechnology, Inc.	451,723	4,015,817
#	Xerox Corp.	3,242,229	45,164,250
Total Information Technology			404,733,664

Materials — (3.2%)
	Alcoa, Inc.	964,763	30,997,835
#	Ashland, Inc.	532,611	21,799,768
	Bemis Co., Inc.	230,900	6,446,728
	Cytec Industries, Inc.	223,325	11,344,910
*	Domtar Corp.	3,324,036	18,980,246
#	Dow Chemical Co.	1,806,689	61,662,296
	International Paper Co.	1,615,245	43,692,377
	Louisiana-Pacific Corp.	83,460	812,900
	Lubrizol Corp.	179,500	9,511,705
	MeadWestavco Corp.	1,393,431	36,898,053
#	Reliance Steel & Aluminum Co.	116,900	6,664,469
*	Rockwood Holdings, Inc.	134,930	5,107,100
	Tronox, Inc. Class B	66,034	32,357
#	Valhi, Inc.	115,611	2,119,150
	Weyerhaeuser Co.	1,440,429	79,929,405
Total Materials			335,999,299

Telecommunication Services — (6.2%)
	AT&T, Inc.	8,701,918	278,374,357
#	CenturyTel, Inc.	456,003	17,615,396
#	Sprint Nextel Corp.	4,815,686	41,992,782
#	Telephone & Data Systems, Inc.	413,797	15,889,805
	Telephone & Data Systems, Inc. Special Shares	177,000	6,610,950
*	United States Cellular Corp.	268,725	14,054,318
	Verizon Communications, Inc.	7,931,577	278,556,984
Total Telecommunication Services			653,094,592

Utilities — (0.1%)
*	Reliant Energy, Inc.	927,751	15,799,600

TOTAL COMMON STOCKS			9,357,219,953

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $115,575,000 FHLMC 6.584%(r), 03/01/37 & FNMA 5.11%(r), 01/01/36, valued at $81,574,106) to be repurchased at $78,585,936	$78,569	78,569,000

5

SECURITIES LENDING COLLATERAL — (10.6%)
§ @	DFA Short Term Investment Fund LP	1,013,717	1,013,716,620

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $163,567,165 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 12/01/32 to 09/01/37, valued at $113,553,681) to be repurchased at $110,272,506	110,246	110,246,292

TOTAL SECURITIES LENDING COLLATERAL			1,123,962,912

TOTAL INVESTMENTS - (100.0%) (Cost $9,974,526,829)##			$10,559,751,865

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (83.3%)
Consumer Discretionary — (15.3%)
*	4Kids Entertainment, Inc.	426,141	$3,869,360
* #	99 Cents Only Stores	1,223,863	10,476,267
*	A.C. Moore Arts & Crafts, Inc.	367,818	2,773,348
* #	AbitibiBowater Canada, Inc.	317,836	2,091,361
*	Acme Communications, Inc.	470,621	536,508
	Ah Belo Corp.	368,818	1,788,767
	Aldila, Inc.	109,817	414,010
*	Alloy, Inc.	461,743	3,315,315
*	Ambassadors International, Inc.	14,878	32,732
#	American Axle & Manufacturing Holdings, Inc.	1,968,362	9,566,239
*	American Biltrite, Inc.	59,229	257,646
	American Greetings Corp. Class A	1,809,500	29,096,760
* #	America’s Car-Mart, Inc.	50,978	963,994
#	Arctic Cat, Inc.	182,689	1,887,177
#	ArvinMeritor, Inc.	3,035,862	45,568,289
	Asbury Automotive Group, Inc.	1,093,802	13,278,756
*	Ashworth, Inc.	421,289	1,238,590
*	Audiovox Corp. Class A	643,817	6,283,654
* #	Avatar Holdings, Inc.	187,591	5,963,518
*	Bakers Footwear Group, Inc.	6,159	19,339
*	Ballantyne of Omaha, Inc.	85,155	367,018
#	Barnes & Noble, Inc.	30,594	756,590
	Bassett Furniture Industries, Inc.	334,865	3,442,412
	Beasley Broadcast Group, Inc.	118,309	359,659
#	Beazer Homes USA, Inc.	220,172	1,532,397
	Belo Corp. Class A	2,125,623	15,580,817
*	Benihana, Inc. Class A	6,500	46,410
* #	Big Lots, Inc.	936,739	27,699,372
*	Birks & Mayors, Inc.	25,119	60,286
#	Blockbuster, Inc. Class A	2,684,758	6,443,419
*	Blockbuster, Inc. Class B	952,400	1,761,940
*	Bluegreen Corp.	982,198	11,236,345
	Bob Evans Farms, Inc.	1,381,208	38,770,509
#	Bon-Ton Stores, Inc.	267,429	1,069,716
	Books-A-Million, Inc.	47,962	323,743
#	Borders Group, Inc.	122,157	855,099
	Bowl America, Inc. Class A	31,040	419,040
#	Brookfield Homes Corp.	362,325	4,648,630
	Brown Shoe Company, Inc.	553,723	8,416,590
#	Brunswick Corp.	2,156,278	29,735,074
*	Buca, Inc.	602,329	265,085
* #	Cabela’s, Inc.	781,585	9,574,416
*	Cache, Inc.	15	176

1

* #	California Coastal Communities, Inc.	259,274	684,483
#	Carmike Cinemas, Inc.	415,429	2,189,311
*	Carriage Services, Inc.	497,347	2,163,459
* #	Casual Male Retail Group, Inc.	128,266	489,976
*	Catalina Lighting, Inc.	21,540	26,925
*	Cavalier Homes, Inc.	437,188	1,027,392
*	Cavco Industries, Inc.	146,331	5,123,048
* ●	Championship Auto Racing Teams, Inc.	4,800	—
*	Charlotte Russe Holding, Inc.	13,400	158,254
* #	Charming Shoppes, Inc.	3,075,915	16,609,941
* #	Charter Communications, Inc.	114,100	119,805
* #	Chicos FAS, Inc.	157,074	901,605
*	Chromcraft Revington, Inc.	34,836	101,024
	Churchill Downs, Inc.	46,441	2,062,909
#	Cinemark Holdings, Inc.	26,228	385,289
#	Citadel Broadcasting Co.	2,803,287	2,803,287
	Coachmen Industries, Inc.	518,600	938,666
	Coast Distribution System, Inc.	131,995	422,384
	Cobra Electronics Corp.	107,747	313,544
#	Collectors Universe, Inc.	179,801	1,402,448
* #	Comstock Homebuilding Companies, Inc.	98,964	13,034
*	Concord Camera Corp.	189,954	560,364
*	Congoleum Corp. Class A	90,400	814
* #	Conn’s, Inc.	189,318	3,619,760
#	Cooper Tire & Rubber Co.	2,195,656	20,990,471
* #	Cost Plus, Inc.	291,934	370,756
* #	Cox Radio, Inc.	1,392,008	15,520,889
	Craftmade International, Inc.	1,758	7,384
	CSS Industries, Inc.	270,150	7,199,497
*	Culp, Inc.	349,518	2,579,443
* #	Cumulus Media, Inc. Class A	1,669,142	7,828,276
*	Cybex International, Inc.	23,589	79,259
	Decorator Industries, Inc.	34,374	82,498
* #	DEI Holdings, Inc.	101,053	144,506
* #	dELiA*s, Inc.	32,453	80,808
*	Delta Apparel, Inc.	224,389	1,559,504
*	Design Within Reach, Inc.	39,620	163,631
*	DG Fastchannel, Inc.	1	24
*	Diedrich Coffee, Inc.	31,478	59,021
#	Dillards, Inc. Class A	473,484	6,046,391
#	Dineequity, Inc.	208,830	4,147,364
*	Dixie Group, Inc.	358,599	2,743,282
*	Dorman Products, Inc.	416,449	5,326,383
	Dover Motorsports, Inc.	339,898	1,696,091
*	Duckwall-ALCO Stores, Inc.	109,500	1,450,875
#	E.W. Scripps Co.	63,900	464,553
*	ELXSI Corp.	27,300	53,235
*	EMAK Worldwide, Inc.	50	45
*	Emerson Radio Corp.	254,361	279,797
	Emmis Communications Corp. Class A	1,121,945	2,457,060
#	Entercom Communications Corp.	1,381,227	8,439,297
*	Entravision Communications Corp.	2,330,020	7,456,064
* #	Escala Group, Inc.	312,991	857,595
	Escalade, Inc.	46,818	138,113
	Federal Screw Works	3,125	15,469

2

* # ●	Federal-Mogul Corp.	823,500	—
	Finish Line, Inc. Class A	1,136,186	13,736,489
*	Finlay Enterprises, Inc.	218,041	65,412
	Fisher Communications, Inc.	17,473	607,536
*	Flanigan’s Enterprises, Inc.	4,132	27,684
	Flexsteel Industries, Inc.	162,919	1,808,401
	Foot Locker, Inc.	366,149	5,964,567
	Footstar, Inc.	468,700	1,673,259
*	Franklin Covey Co.	384,354	3,439,968
*	Franklin Electronic Publishers, Inc.	135,104	236,432
#	Fred’s, Inc.	1,128,867	15,826,715
	Frisch’s Restaurants, Inc.	24,171	561,976
#	Furniture Brands International, Inc.	1,999,950	17,899,552
*	GameTech International, Inc.	8,895	34,602
* #	Gander Mountain Co.	548,366	1,930,248
*	Gaylord Entertainment Co.	300	10,395
*	G-III Apparel Group, Ltd.	32,985	610,552
*	Gottschalks, Inc.	293,879	432,002
#	Gray Television, Inc.	1,437,350	3,535,881
	Gray Television, Inc. Class A	41,706	145,971
* #	Great Wolf Resorts, Inc.	441,903	2,311,153
#	Group 1 Automotive, Inc.	759,600	16,073,136
*	Hampshire Group, Ltd.	41,080	349,180
#	Handleman Co.	659,277	1,272,405
*	Harris Interactive, Inc.	1,702,256	2,876,813
*	Hartmarx Corp.	963,400	2,389,232
*	Hastings Entertainment, Inc.	351,070	2,791,006
#	Haverty Furniture Co., Inc.	547,000	6,038,880
*	Hayes Lemmerz International, Inc.	1,920,371	4,858,539
#	Hearst-Argyle Television, Inc.	110,384	2,185,603
*	Heelys, Inc.	11,341	57,499
*	Helen of Troy, Ltd.	569,357	13,693,036
*	Hollywood Media Corp.	272,700	747,198
*	Hot Topic, Inc.	216,482	1,344,353
* #	Hovnanian Enterprises, Inc. Class A	390,999	2,791,733
	ILX Resorts, Inc.	97,633	209,911
*	Image Entertainment, Inc.	48,050	56,218
*	International Textile Group, Inc.	129	39
*	Interstate Hotels & Resorts, Inc.	708,746	1,864,002
	J. Alexander’s Corp.	127,237	777,418
*	Jaclyn, Inc.	40,909	242,386
*	Jakks Pacific, Inc.	863,920	21,554,804
* #	Jarden Corp.	1,584,533	40,674,962
* #	Jo-Ann Stores, Inc.	753,900	18,824,883
	Johnson Outdoors, Inc.	179,241	2,763,896
#	Jones Apparel Group, Inc.	1,584,259	31,463,384
	Journal Communications, Inc. Class A	315,678	1,613,115
#	Journal Register Co.	996,800	10,466
#	KB Home	1,248,789	25,974,811
	Kenneth Cole Productions, Inc. Class A	253,696	4,074,358
	Kimball International, Inc. Class B	735,352	7,743,257
* #	Kirkland’s, Inc.	196,079	447,060
	LaCrosse Footwear, Inc.	38,467	634,705
*	Lakeland Industries, Inc.	137,068	1,753,100
* #	Lakes Entertainment, Inc.	241,159	1,582,003

3

#	Landry’s Restaurants, Inc.	658,635	12,685,310
*	Lazare Kaplan International, Inc.	150,261	1,209,601
#	La-Z-Boy, Inc.	1,787,639	13,532,427
* #	Lear Corp.	863,557	10,846,276
#	Lee Enterprises, Inc.	895,833	3,359,374
* #	Lenox Group, Inc.	440,800	70,528
#	Libbey, Inc.	316,697	2,945,282
#	Lifetime Brands, Inc.	309,094	2,995,121
*	Lin TV Corp.	953,190	5,862,118
#	Lithia Motors, Inc. Class A	459,091	2,226,591
* #	Live Nation, Inc.	545,256	8,751,359
* #	Lodgenet Entertainment Corp.	25,800	102,942
*	Lodgian, Inc.	710,947	6,014,612
*	Luby’s, Inc.	518,059	3,843,998
#	M/I Homes, Inc.	420,519	7,531,495
*	Mace Security International, Inc.	187,474	298,084
* #	Magna Entertainment Corp.	6,419	47,501
* #	MarineMax, Inc.	659,419	5,222,598
*	McCormick & Schmick’s Seafood Restaurants, Inc.	32,950	323,239
	McRae Industries, Inc. Class A	30,453	548,154
#	MDC Holdings, Inc.	297,970	12,350,856
*	Meade Instruments Corp.	640,020	320,010
#	Media General, Inc. Class A	988,866	12,163,052
*	Merisel, Inc.	3,600	5,688
* #	Meritage Homes Corp.	334,186	7,826,636
	Modine Manufacturing Co.	1,321,003	20,898,267
	Monaco Coach Corp.	976,100	2,332,879
*	Morton’s Restaurant Group, Inc.	105,018	757,180
*	Mothers Work, Inc.	130,183	1,980,083
	Movado Group, Inc.	180,688	4,190,155
* #	MTR Gaming Group, Inc.	44,016	180,025
* #	Multimedia Games, Inc.	624,425	3,159,590
	National Presto Industries, Inc.	117,965	9,121,054
*	Nature Vision, Inc.	2,100	1,911
#	Nautilus Group, Inc.	304,869	1,621,903
*	Navarre Corp.	252,150	408,483
* #	New Motion, Inc.	200,927	803,708
* #	Nitches, Inc.	12,141	14,084
*	Nobel Learning Communities, Inc.	21,394	331,179
#	Noble International, Ltd.	64,609	387,654
	OfficeMax, Inc.	379,605	4,646,365
#	Orleans Homebuilders, Inc.	240,815	1,179,993
	O’Charleys, Inc.	761,367	7,621,284
*	Outdoor Channel Holdings, Inc.	284	2,269
	Oxford Industries, Inc.	475,531	10,865,883
*	P & F Industries, Inc. Class A	13,672	35,684
* #	Palm Harbor Homes, Inc.	544,540	4,900,860
#	Penske Automotive Group, Inc.	2,863,983	37,947,775
* #	Perry Ellis International, Inc.	484,316	8,262,431
*	Phoenix Footwear Group, Inc.	216,337	229,317
#	Pier 1 Imports, Inc.	1,298,152	5,737,832
* #	Pinnacle Entertainment, Inc.	540,950	5,999,135
*	Pomeroy IT Solutions, Inc.	407,504	2,119,021
*	PreVu, Inc.	682,051	2,728
*	Proliance International, Inc.	362,891	428,211

4

*	QEP Co., Inc.	41,814	250,466
* #	Quaker Fabric Corp.	545,528	2,455
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	682,183	1,200,642
*	Quiksilver, Inc.	34,500	265,995
* #	R.H. Donnelley Corp.	57,800	216,750
*	Radio One, Inc. Class D	1,952,773	1,855,134
*	Rainmaker Systems, Inc.	7,480	22,440
*	RC2 Corp.	574,715	14,465,577
	RCN Corp.	600,576	8,323,983
* #	Reading International, Inc. Class A	198,322	1,501,298
*	Reading International, Inc. Class B	14,460	130,140
*	Red Lion Hotels Corp.	546,302	4,659,956
*	Regent Communications, Inc.	1,314,367	1,025,206
	Regis Corp.	812,155	22,301,776
*	Retail Ventures, Inc.	135,700	635,076
*	Rex Stores Corp.	333,450	4,308,174
* #	Riviera Holdings Corp.	16,400	189,584
* #	Rockford Corp.	250,500	260,520
* #	Rocky Brands, Inc.	180,983	942,921
*	Rubio’s Restaurants, Inc.	2,690	15,844
	Ruby Tuesday, Inc.	299,501	2,093,512
#	Russ Berrie & Co., Inc.	322,138	2,445,027
#	Ryland Group, Inc.	1,356,171	31,436,044
*	S&K Famous Brands, Inc.	76,900	278,762
*	Saga Communications, Inc. Class A	312,589	1,966,185
	Salem Communications Corp.	169,884	322,780
*	Schieb (Earl), Inc.	73,900	189,184
#	Scholastic Corp.	1,773,991	46,301,165
* #	Sharper Image Corp.	367,246	6,978
	Shiloh Industries, Inc.	388,852	3,313,019
*	Shoe Carnival, Inc.	355,724	5,805,416
*	Silverleaf Resorts, Inc.	121,800	230,202
#	Sinclair Broadcast Group, Inc. Class A	996,428	7,064,675
* #	Six Flags, Inc.	2,636,000	2,636,000
	Skyline Corp.	200,900	4,594,583
#	Sonic Automotive, Inc.	1,282,597	13,800,744
* #	Source Interlink Companies, Inc.	1,566,006	1,957,507
*	Spanish Broadcasting System, Inc.	774,108	317,384
*	SPAR Group, Inc.	3,200	3,200
	Speedway Motorsports, Inc.	200,255	4,431,643
*	Sport Chalet, Inc. Class A	127,528	439,972
*	Sport Chalet, Inc. Class B	13,869	43,687
*	Sport-Haley, Inc.	61,900	127,204
	Stage Stores, Inc.	1,567,797	24,959,328
	Standard Motor Products, Inc.	649,750	4,489,772
#	Standard Pacific Corp.	903,228	2,890,330
	Stanley Furniture, Inc.	51,045	421,121
	Star Buffet, Inc.	7,100	29,678
*	Steinway Musical Instruments, Inc.	185,753	5,370,119
#	Stewart Enterprises, Inc.	2,915,242	27,286,665
*	Stoneridge, Inc.	352,700	4,479,290
	Strattec Security Corp.	31,539	901,700
#	Superior Industries International, Inc.	936,600	16,456,062
	Superior Uniform Group, Inc.	137,800	1,427,608
* #	Syms Corp.	338,705	5,663,148

5

* #	Syntax-Brillian Corp.	174,642	1,572
*	Talon International, Inc.	7,800	1,950
	Tandy Brand Accessories, Inc.	200,326	1,141,858
* #	Tarragon Corp.	60,142	57,736
*	Tarrant Apparel Group	281,000	193,890
*	The Hallwood Group, Inc.	159	11,334
	The Marcus Corp.	595,520	10,231,034
#	The Men’s Wearhouse, Inc.	27,100	593,490
#	The Pep Boys - Manny, Moe & Jack	1,872,600	16,478,880
*	The Sports Club Co., Inc.	113,300	124,630
* #	The Steak n Shake Co.	757,175	5,890,821
*	Trans World Entertainment Corp.	1,045,274	3,020,842
*	Triple Crown Media, Inc.	152,303	12,184
* #	Trump Entertainment Resorts, Inc.	446,526	544,762
*	TRW Automotive Holdings Corp.	281,246	5,394,298
*	Tuesday Morning Corp.	80,539	339,069
*	Unifi, Inc.	1,705,064	6,803,205
	Unifirst Corp.	379,200	16,316,976
* #	Valassis Communications, Inc.	8,000	75,280
*	ValueVision Media, Inc. Class A	380,038	889,289
	Virco Manufacturing Corp.	24,084	105,006
	Visteon Corp.	2,219,439	7,146,594
*	Voyager Learning Co.	103,000	489,250
* #	Warnaco Group, Inc.	273,755	14,117,545
* #	WCI Communities, Inc.	1,453,300	261,594
*	Wells-Gardner Electronics Corp.	95,631	123,842
* #	West Marine, Inc.	603,978	2,989,691
*	Woodbridge Holdings Corp.	154,700	105,196
#	Xerium Technologies, Inc.	16,600	127,986
* #	Zale Corp.	1,349,084	36,843,484
Total Consumer Discretionary			1,408,170,576

Consumer Staples — (2.8%)
*	Alliance One International, Inc.	1,123,515	4,516,530
#	American Italian Pasta Co.	580,800	7,608,480
*	Bridgford Foods Corp.	10,631	63,254
*	Cagle’s, Inc. Class A	3,992	19,261
* #	Caribou Coffee Co.	1,700	5,321
*	Central Garden & Pet Co.	791,638	4,441,089
*	Central Garden & Pet Co. Class A	1,333,456	7,067,317
#	Chiquita Brands International, Inc.	1,537,940	22,576,959
*	Collective Brands, Inc.	280,502	4,072,889
* #	Craft Brewers Alliance, Inc.	170,019	593,366
	Del Monte Foods Co.	1,077,714	9,182,123
#	Farmer Brothers Co.	134,422	3,503,037
	Golden Enterprises, Inc.	16,900	35,321
	Griffin Land & Nurseries, Inc. Class A	41,061	1,415,783
* #	Hain Celestial Group, Inc.	1,334,074	34,672,583
#	Imperial Sugar Co.	297,727	4,177,110
	Ingles Market, Inc. Class A	34,743	858,500
*	Katy Industries, Inc.	130,300	228,025
	MGP Ingredients, Inc.	116,347	573,591
*	Monterey Pasta Co.	463,402	959,242
#	Nash Finch Co.	243,533	9,916,664
*	Natural Alternatives International, Inc.	102,829	795,896

6

* #	Natural Health Trends Corp.	89,192	61,542
	Oil-Dri Corp. of America	121,850	2,242,040
*	Omega Protein Corp.	268,618	3,647,832
*	Pantry, Inc.	233,400	4,280,556
*	Parlux Fragrances, Inc.	523,810	3,682,384
#	Pilgrim’s Pride Corp.	274,797	3,528,393
*	Prestige Brands Holdings, Inc.	782,575	7,434,462
	PriceSmart, Inc.	353,626	7,514,552
*	Sanfilippo (John B.) & Son, Inc.	246,021	2,347,040
*	Scheid Vineyards, Inc.	6,720	225,960
*	Schiff Nutrition International, Inc.	101,961	682,119
	Scope Industries	8,100	688,500
	Seaboard Corp.	16,149	20,945,253
*	Seneca Foods Corp. Class A	7,224	146,214
*	Seneca Foods Corp. Class B	21,341	448,374
* #	Smart Balance, Inc.	11,800	75,520
* #	Spectrum Brands, Inc.	167,100	284,070
	Stephan Co.	54,595	169,244
	Tasty Baking Co.	229,200	962,640
*	TreeHouse Foods, Inc.	524,085	14,548,600
#	Universal Corp.	809,359	42,021,919
	Weis Markets, Inc.	92,800	3,512,480
* #	Winn-Dixie Stores, Inc.	1,098,440	15,509,973
*	Zapata Corp.	380,030	2,622,207
Total Consumer Staples			254,864,215

Energy — (6.8%)
	Adams Resources & Energy, Inc.	33,137	929,161
* #	Allis-Chalmers Energy, Inc.	495,768	7,168,805
*	Basic Energy Services, Inc.	380,998	11,136,572
*	Brigham Exploration Co.	1,003,587	13,618,676
* #	Bristow Group, Inc.	569,377	23,213,500
*	Bronco Drilling Co., Inc.	806,960	12,790,316
*	Callon Petroleum Co.	601,900	11,959,753
*	Catalytica Energy Systems, Inc.	33,158	90,521
*	Complete Production Services, Inc.	146,277	4,322,485
*	Comstock Resources, Inc.	748,167	48,585,965
* #	Edge Petroleum Corp.	480,938	2,193,077
*	Encore Acquisition Co.	1,146,986	59,138,598
* #	EXCO Resources, Inc.	1,000,653	26,497,291
* #	Exterran Holdings, Inc.	1,328,725	60,736,020
*	Geokinetics, Inc.	9,356	183,190
*	Geomet, Inc.	135,897	948,561
* #	Grey Wolf, Inc.	426,958	3,718,804
	Gulf Island Fabrication, Inc.	669	28,814
* #	Harvest Natural Resources, Inc.	1,049,897	11,632,859
*	HKN, Inc.	79,588	749,719
*	Infinity, Inc.	60,963	51,819
*	Mariner Energy, Inc.	942,992	27,431,637
*	Meridian Resource Corp.	3,153,742	8,546,641
*	Natural Gas Services Group	5,123	132,891
*	Newpark Resources, Inc.	1,372,808	11,778,693
	Overseas Shipholding Group, Inc.	9,100	652,834
* #	Parker Drilling Co.	673,943	6,247,452
*	Petroleum Development Corp.	413,640	25,145,176

7

*	PHI, Inc. Non-Voting	294,221	11,301,029
*	Pioneer Drilling Co.	1,596,445	26,756,418
* #	Royale Energy, Inc.	3,893	27,913
*	SEACOR Holdings, Inc.	153,669	13,545,922
*	Stone Energy Corp.	933,039	44,477,993
*	Swift Energy Corp.	1,008,548	47,109,277
* #	Trico Marine Services, Inc.	442,190	10,502,012
*	Union Drilling, Inc.	166,371	2,365,796
#	USEC, Inc.	3,185,602	18,349,068
* #	VeraSun Energy Corp.	329,949	1,900,506
*	Whiting Petroleum Corp.	752,735	72,443,216
	World Fuel Services Corp.	1,000	28,810
Total Energy			628,437,790

Financials — (18.8%)
	1st Independence Financial Group, Inc.	5,052	93,159
	1st Source Corp.	610,780	13,272,249
	21st Century Holding Co.	117,755	790,136
	Abigail Adams National Bancorp, Inc.	14,977	86,118
#	Abington Bancorp, Inc.	269,342	2,663,792
	Access National Corp.	11,361	67,939
	Advanta Corp. Class A	364,938	2,379,396
#	Advanta Corp. Class B	712,221	5,434,246
	Affirmative Insurance Holdings, Inc.	139,923	843,736
	Alliance Financial Corp.	24,831	620,278
* #	AmComp, Inc.	307,318	3,687,816
#	Amcore Financial, Inc.	223,653	1,965,912
	Ameriana Bancorp	33,851	279,271
	American Bancorp of New Jersey, Inc.	126,448	1,336,555
	American Equity Investment Life Holding Co.	1,776,391	16,325,033
*	American Independence Corp.	28,537	190,056
	American National Bankshares, Inc.	20,580	346,567
	American Physicians Capital, Inc.	337,062	14,257,723
	American Physicians Services Group, Inc.	35,600	786,048
#	American West Bancorporation	277,922	478,026
* #	AmeriCredit Corp.	1,450,581	15,347,147
	Ameris Bancorp	156,112	1,876,466
*	Amerisafe, Inc.	5,361	99,125
*	AmeriServe Financial, Inc.	526,771	1,490,762
#	Anchor Bancorp Wisconsin, Inc.	204,044	1,567,058
*	Appalachian Bancshares, Inc.	4,318	27,851
*	Argo Group International Holdings, Ltd.	663,596	24,944,574
	ASB Financial Corp.	10,400	159,900
#	Asset Acceptance Capital Corp.	67,131	727,700
*	Atlantic American Corp.	80,034	119,651
	Atlantic Coast Federal Corp.	514	4,061
#	Atlantic Southern Financial Group, Inc.	2,567	35,296
*	B of I Holding, Inc.	31,620	198,890
	Baldwin & Lyons, Inc. Class B	357,665	7,625,418
*	Bancinsurance Corp.	75,970	408,339
	Bancorp Rhode Island, Inc.	12,919	383,307
#	BancorpSouth, Inc.	64,200	1,477,884
#	BancTrust Financial Group, Inc.	50,368	425,106
	Bank Mutual Corp.	138,476	1,668,636
* #	Bank of Florida Corp.	153,801	1,221,180

8

	Bank of Granite Corp.	23,139	177,245
#	BankAtlantic Bancorp, Inc. Class A	1,000,623	1,861,159
	BankFinancial Corp.	481,110	7,178,161
#	BankUnited Financial Corp. Class A	1,124,660	1,338,345
#	Banner Corp.	412,556	4,360,717
	Bar Harbor Bankshares	5,890	172,106
	BCB Bancorp, Inc.	3,746	52,444
*	Beach First National Bancshares, Inc.	500	4,135
	Benjamin Franklin Bancorp, Inc.	44,278	533,550
	Berkshire Bancorp, Inc.	16,710	208,875
	Berkshire Hills Bancorp, Inc.	336,087	8,939,914
	Beverly Hills Bancorp, Inc.	528,495	724,038
*	BFC Financial Corp.	33,229	23,925
* #	BGC Partners, Inc. Class A	1,973	13,002
*	BNCCORP, Inc.	30,988	311,429
*	BNS Holding, Inc.	45,855	639,219
#	Boston Private Financial Holdings, Inc.	1,303,000	11,648,820
	Brookline Bancorp, Inc.	2,246,869	23,097,813
	Brunswick Bancorp	1,200	9,000
#	Cadence Financial Corp.	99,561	914,966
	California First National Bancorp	107,558	1,237,993
	Camco Financial Corp.	73,966	787,738
#	Camden National Corp.	3,636	117,770
	Capital Bank Corp.	35,866	365,833
#	Capital Corp. of the West	15,490	49,258
#	Capital Southwest Corp.	23,982	3,214,547
#	Capitol Bancorp, Ltd.	279,241	4,291,934
	Cardinal Financial Corp.	545,097	4,627,874
	Carrollton Bancorp	8,046	87,380
#	Cascade Financial Corp.	31,152	285,975
#	Cathay General Bancorp	393,568	7,619,476
	Center Financial Corp.	122,596	1,651,368
#	Centerstate Banks of Florida, Inc.	16,489	235,628
	Central Bancorp, Inc.	3,611	46,437
*	Central Jersey Bancorp	9,109	70,959
#	Central Pacific Financial Corp.	1,025,463	12,203,010
	Central Virginia Bankshares, Inc.	900	12,514
	Centrue Financial Corp.	50,023	636,793
	CFS Bancorp, Inc.	369,685	3,526,795
#	Chemical Financial Corp.	837,675	24,150,170
	Citizens Community Bancorp, Inc.	22,618	179,587
	Citizens First Bancorp, Inc.	284,349	1,239,762
	Citizens First Corp.	2,650	19,345
#	Citizens Republic Bancorp, Inc.	989,661	3,632,056
	Citizens South Banking Corp.	89,628	717,024
* #	Citizens, Inc.	336,298	2,394,442
*	CNA Surety Corp.	1,194,032	19,188,094
	Codorus Valley Bancorp, Inc.	3,047	36,442
	Columbia Banking System, Inc.	294,765	4,126,710
	Commercial National Financial Corp.	2,564	33,358
	Commonwealth Bankshares, Inc.	41,645	572,619
* #	Community Bancorp	115,449	607,262
#	Community Bank System, Inc.	834,593	18,861,802
	Community Bankshares, Inc.	10,509	217,957
	Community Capital Corp.	17,290	165,120

9

	Community Central Bank Corp.	1,568	4,939
	Community Trust Bancorp, Inc.	56,213	1,885,384
#	Community West Bancshares	2,977	11,908
	Compass Diversified Holdings	29,767	382,208
* #	CompuCredit Corp.	577,127	2,995,289
*	Conseco, Inc.	385,402	3,457,056
* #	Consumer Portfolio Services, Inc.	165,769	356,403
	Cooperative Bankshares, Inc.	23,206	155,480
*	Core-Mark Holding Co., Inc.	205,891	6,073,785
#	Corus Bankshares, Inc.	916,224	3,637,409
* #	Cowen Group, Inc.	159,182	1,461,291
*	Cowlitz Bancorporation	10,908	64,030
	Crawford & Co. Class A	779	8,187
#	Crawford & Co. Class B	34,346	505,917
*	Crescent Financial Corp.	43,157	277,500
*	Dearborn Bancorp, Inc.	118,782	546,397
	Delphi Financial Group, Inc. Class A	1,497,269	40,171,727
#	Delta Financial Corp.	418,907	6,284
	Dime Community Bancshares	84,178	1,382,203
	Donegal Group, Inc. Class A	613,943	11,038,695
	Donegal Group, Inc. Class B	63,148	1,199,181
* #	E*TRADE Financial Corp.	1,120,573	3,585,834
	Eastern Insurance Holdings, Inc.	91,598	1,395,954
	Eastern Virginia Bankshares, Inc.	10,050	160,800
	ECB Bancorp, Inc.	4,723	113,352
#	EMC Insurance Group, Inc.	411,279	9,994,080
*	Encore Bancshares, Inc.	50,900	843,413
*	Encore Capital Group, Inc.	471,510	5,988,177
	Enterprise Bancorp, Inc.	850	10,094
#	Epoch Holding Corp.	103,300	1,197,247
	ESB Financial Corp.	53,102	567,129
#	ESSA Bancorp, Inc.	131,365	1,757,664
#	F.N.B. Corp.	566,727	6,625,039
#	Farmers Capital Bank Corp.	22,917	684,531
	FBL Financial Group, Inc. Class A	1,003,211	23,023,692
	Federal Agriculture Mortgage Corp. Class A	2,000	40,500
#	Federal Agriculture Mortgage Corp. Class C	238,500	6,988,050
	Fidelity Bancorp, Inc.	14,372	165,278
	Fidelity Southern Corp.	16,395	64,760
#	Financial Federal Corp.	146,388	3,655,308
	Financial Institutions, Inc.	193,717	3,403,608
*	First Acceptance Corp.	36,269	118,962
*	First Advantage Bancorp	7,850	87,920
	First Bancorp of Indiana, Inc.	5,430	54,409
#	First Bancorp, Inc.	19,161	348,155
	First Bancshares, Inc.	23,243	390,018
*	First Bank of Delaware	70,003	130,906
#	First Busey Corp.	166,686	2,360,274
	First Business Financial Services, Inc.	14,100	233,919
	First Citizens BancShares, Inc.	31,444	4,666,918
#	First Commonwealth Financial Corp.	250,273	2,860,620
	First Defiance Financial Corp.	213,267	3,495,446
#	First Federal Bancshares of Arkansas, Inc.	139,916	1,075,954
	First Federal Bankshares, Inc.	6,384	38,304
	First Federal of Northern Michigan Bancorp, Inc.	61,984	303,722

10

#	First Financial Bancorp	12,781	166,409
	First Financial Corp.	337,193	13,986,766
	First Financial Holdings, Inc.	18,428	402,468
	First Financial Service Corp.	5,436	109,427
	First Franklin Corp.	7,705	61,640
*	First Investors Financial Services Group, Inc.	118,400	568,320
*	First Keystone Financial, Inc.	43,412	416,755
	First M&F Corp.	50,623	540,147
* #	First Mariner Bancorp, Inc.	33,344	82,026
	First Merchants Corp.	555,739	10,720,205
	First Niagara Financial Group, Inc.	3,713,255	55,550,295
	First PacTrust Bancorp, Inc.	41,916	528,142
	First Place Financial Corp.	539,434	5,480,649
* #	First Regional Bancorp	134,386	688,056
	First Security Group, Inc.	90,600	714,834
#	First State Bancorporation	226,974	1,296,022
	First United Corp.	54,410	1,092,553
	First West Virginia Bancorp, Inc.	6,275	92,556
	Firstbank Corp.	71,910	652,232
* #	FirstCity Financial Corp.	202,677	1,264,704
* #	FirstFed Financial Corp.	146,742	2,303,849
#	Flagstar Bancorp, Inc.	1,930,400	8,551,672
	Flushing Financial Corp.	337,455	5,868,342
	FNB United Corp.	76,913	578,386
*	FPIC Insurance Group, Inc.	323,040	16,688,246
* #	Franklin Bank Corp.	552,493	315,474
* #	Franklin Credit Management Corp.	57,350	22,940
#	Fulton Financial Corp.	696,038	7,419,765
#	Gateway Financial Holdings, Inc.	276,787	1,907,062
	German American Bancorp, Inc.	127,880	1,661,161
#	Great Southern Bancorp, Inc.	17,767	184,244
#	Greene Bancshares, Inc.	134,863	2,083,633
	GS Financial Corp.	400	6,200
* #	Guaranty Bancorp	692,335	3,897,846
	Guaranty Federal Bancshares, Inc.	14,450	206,346
#	Habersham Bancorp	4,180	27,212
*	Hallmark Financial Services, Inc.	31,166	287,662
#	Hanmi Financial Corp.	74,797	382,213
	Harleysville Group, Inc.	1,104,553	40,062,137
#	Harleysville National Corp.	125,430	1,843,821
	Harleysville Savings Financial Corp.	17,595	241,755
#	Harrington West Financial Group, Inc.	35,656	126,579
* #	Harris & Harris Group, Inc.	38,522	281,981
	Hawthorn Bancshares, Inc.	14,224	338,673
#	Heartland Financial USA, Inc.	11,475	247,057
	Hercules Technology Growth Capital, Inc.	819,257	8,528,465
	Heritage Commerce Corp.	111,114	1,335,590
	Heritage Financial Corp.	11,313	159,740
	HF Financial Corp.	97,405	1,496,141
*	Hilltop Holdings, Inc.	157,556	1,640,158
	Hingham Institution for Savings	236	6,962
	HMN Financial, Inc.	122,256	1,740,925
	Home Federal Bancorp, Inc.	130,172	1,431,892
	HopFed Bancorp, Inc.	1,300	15,717
	Horace Mann Educators Corp.	1,658,308	24,708,789

11

#	Horizon Financial Corp.	52,489	427,785
*	HouseValues, Inc.	12,446	35,098
	IBERIABANK Corp.	282,324	15,310,431
#	Imperial Capital Bancorp, Inc.	145,988	1,305,133
#	Independence Holding Co.	190,158	2,498,676
#	Independent Bank Corp. (MI)	283,384	2,099,875
	Indiana Community Bancorp	25,002	376,280
	Infinity Property & Casualty Corp.	614,512	28,574,808
	Integra Bank Corp.	380,118	2,436,556
	Intervest Bancshares Corp.	42,757	340,346
	Investors Title Co.	29,505	1,296,745
#	Irwin Financial Corp.	949,742	3,713,491
	Jefferson Bancshares, Inc.	26,294	243,220
*	Knight Capital Group, Inc.	1,431,332	24,676,164
*	LaBranche & Co., Inc.	1,285,140	8,263,450
#	Lakeland Bancorp, Inc.	186,040	2,195,272
#	LandAmerica Financial Group, Inc.	622,580	10,671,021
	Landmark Bancorp, Inc.	11,460	246,390
	Legacy Bancorp, Inc.	128,750	1,775,463
	Lincoln Bancorp	31,720	314,662
#	LNB Bancorp, Inc.	42,326	363,580
	LSB Corp.	61,311	904,337
	LSB Financial Corp.	9,400	173,900
#	Macatawa Bank Corp.	134,740	1,090,047
#	MainSource Financial Group, Inc.	479,726	8,687,838
* #	Marlin Business Services, Inc.	64,265	490,985
	MASSBANK Corp.	86,847	3,457,379
	Mayflower Bancorp, Inc.	4,974	48,994
	MB Financial, Inc.	1,108,248	30,842,542
#	MBT Financial Corp.	113,311	515,565
#	MCG Capital Corp.	2,988,123	10,398,668
	Meadowbrook Insurance Group, Inc.	1,438,944	9,640,925
	Medallion Financial Corp.	538,699	5,591,696
#	Mercantile Bancorp, Inc.	8,044	136,547
#	Mercantile Bank Corp.	25,871	222,749
	Mercer Insurance Group, Inc.	212,983	3,535,518
* #	Meridian Interstate Bancorp, Inc.	32,800	316,192
#	Meta Financial Group, Inc.	33,100	615,660
	MetroCorp Bancshares, Inc.	60,192	768,050
	MicroFinancial, Inc.	214,996	928,783
#	Midwest Banc Holdings, Inc.	192,085	1,069,913
	MidWestOne Financial Group, Inc.	10,936	153,213
*	Move, Inc.	2,305	6,224
	MutualFirst Financial, Inc.	118,594	1,253,539
#	Nara Bancorp, Inc.	77,768	851,560
#	National Penn Bancshares, Inc.	1,947,592	27,811,614
	National Security Group, Inc.	6,037	82,465
	National Western Life Insurance Co. Class A	47,949	11,480,909
*	Navidec Financial, Inc.	5,188	8,560
*	Navigators Group, Inc.	570,373	29,887,545
	Nelnet, Inc. Class A	258,964	4,070,914
*	New Century Bancorp, Inc.	27,814	257,836
	New Hampshire Thrift Bancshares, Inc.	77,047	747,356
	New Westfield Financial, Inc.	237,549	2,427,751
#	NewAlliance Bancshares, Inc.	3,366,310	46,152,110

12

	NewBridge Bancorp	95,579	572,518
*	Newport Bancorp, Inc.	1,824	22,025
*	Newstar Financial, Inc.	5,305	46,684
*	Newtek Business Services, Inc.	143,080	97,294
* #	NexCen Brands, Inc.	454,113	168,158
*	Nexity Financial Corp.	10,105	21,119
	North Central Bancshares, Inc.	39,100	762,450
	Northeast Bancorp	25,460	283,879
	Northeast Community Bancorp, Inc.	26,486	267,509
	Northrim Bancorp, Inc.	83,236	1,379,221
	Northway Financial, Inc.	6,704	87,822
#	NYMAGIC, Inc.	193,716	4,199,763
	OceanFirst Financial Corp.	5,615	101,351
* #	Ocwen Financial Corp.	1,396,959	9,736,804
#	Pacific Capital Bancorp	249,909	3,676,161
	Pacific Mercantile Bancorp	10,779	73,297
*	Pacific Premier Bancorp, Inc.	80,543	424,462
#	PacWest Bancorp	1,223,722	27,754,015
	Pamrapo Bancorp, Inc.	3,950	54,352
	Park Bancorp, Inc.	4,725	56,464
#	Park National Corp.	17,226	1,055,954
	Parkvale Financial Corp.	78,950	1,742,427
#	Patriot Capital Funding, Inc.	95,611	709,434
	Patriot National Bancorp	19,333	265,829
	PAULA Financial	88,600	178,529
*	Penn Treaty American Corp.	613,274	1,373,734
*	Pennsylvania Commerce Bancorp, Inc.	2,489	69,592
*	Penson Worldwide, Inc.	65,861	1,109,758
	Peoples Bancorp of North Carolina	12,707	141,683
	Peoples Bancorp, Inc. (709788202)	14,576	187,666
	Peoples Bancorp, Inc. (709789101)	300,103	6,164,116
	Peoples Community Bancorp	5,084	9,456
*	Pico Holdings, Inc.	553,594	26,373,218
	Pinnacle Bancshares, Inc.	17,681	154,886
* #	Pinnacle Financial Partners, Inc.	167,492	4,240,897
*	Piper Jaffray Companies, Inc.	545,661	20,740,575
*	PMA Capital Corp. Class A	1,039,565	9,865,472
#	PMI Group, Inc.	386,500	1,387,535
	Porter Bancorp, Inc.	10,949	203,761
#	Preferred Bank	46,400	453,328
	Premier Financial Bancorp, Inc.	49,662	471,789
	Presidential Life Corp.	932,637	16,787,466
	Princeton National Bancorp, Inc.	7,520	204,920
*	ProAssurance Corp.	307,373	16,567,405
#	Prosperity Bancshares, Inc.	1,106,919	35,388,200
#	Provident Bankshares Corp.	265,299	2,053,414
#	Provident Financial Holdings, Inc.	209,247	1,326,626
	Provident Financial Services, Inc.	2,524,606	38,500,242
#	Provident New York Bancorp	1,229,119	17,011,007
	Pulaski Financial Corp.	17,461	169,372
	Rainier Pacific Financial Group, Inc.	170,086	1,248,431
#	Renasant Corp.	377,644	7,141,248
	Republic Bancorp, Inc. Class A	12,831	380,183
* #	Republic First Bancorp, Inc.	71,084	639,045
#	Resource America, Inc.	159,972	1,975,654

13

* #	Rewards Network, Inc.	586,487	2,961,759
	Riverview Bancorp, Inc.	228,219	1,485,706
	RLI Corp.	160,079	8,950,017
	Rome Bancorp, Inc.	141,505	1,528,254
	Royal Bancshares of Pennsylvania, Inc. Class A	3,200	15,264
	Rurban Financial Corp.	16,394	163,612
	Safety Insurance Group, Inc.	391,732	16,844,476
#	Sanders Morris Harris Group, Inc.	192,297	2,019,119
#	Sandy Spring Bancorp, Inc.	117,490	2,103,071
*	Seabright Insurance Holdings	657,934	7,987,319
#	Seacoast Banking Corp. of Florida	177,839	1,561,426
#	Security Bank Corp.	152,340	577,369
	Selective Insurance Group, Inc.	1,945,426	46,962,584
	SI Financial Group, Inc.	184	1,766
	Simmons First National Corp. Class A	340,259	9,670,161
#	South Financial Group, Inc.	1,208,902	8,220,534
#	South Street Financial Corp.	11,002	61,886
*	Southcoast Financial Corp.	47,336	545,547
	Southern Community Financial Corp.	255,483	1,244,202
*	Southern Connecticut Bancorp, Inc.	34,303	234,976
*	Southern First Bancshares, Inc.	34,455	388,308
	Southwest Bancorp, Inc.	221,548	3,730,868
*	Specialty Underwriters’ Alliance, Inc.	2,765	14,516
	State Auto Financial Corp.	810,752	25,027,914
#	StellarOne Corp.	105,667	1,774,149
#	Sterling Financial Corp.	336,874	3,432,746
	Stewart Information Services Corp.	586,200	10,967,802
* #	Stratus Properties, Inc.	85,711	2,488,190
*	Sun American Bancorp	3,836	7,749
*	Sun Bancorp, Inc.	823,260	9,714,468
* #	Superior Bancorp	50,253	337,700
#	Susquehanna Bancshares, Inc.	2,051,230	32,778,655
	Sussex Bancorp	19,788	152,368
	SWS Group, Inc.	265,600	5,359,808
	Taylor Capital Group, Inc.	161,262	1,746,467
	Team Financial, Inc.	900	3,564
	Teche Holding Co.	11,165	371,236
	TF Financial Corp.	63,821	1,375,981
*	The Bancorp, Inc.	18,948	87,161
#	The Colonial BancGroup, Inc.	16,500	104,280
	The Phoenix Companies, Inc.	3,130,300	37,281,873
#	The Wilber Corp.	1,861	15,632
* #	Thomas Weisel Partners Group, Inc.	126,872	776,457
#	TIB Financial Corp.	8,963	62,741
* #	Tidelands Bancshares, Inc.	22,435	170,057
#	TierOne Corp.	82,777	467,690
	Timberland Bancorp, Inc.	232,548	1,823,176
	Tower Financial Corp.	16,032	155,831
* #	Trenwick Group, Ltd.	199,776	60
* #	Triad Guaranty, Inc.	328,784	503,040
	Trico Bancshares	34	559
#	Trustmark Corp.	661,935	12,702,533
#	UCBH Holdings, Inc.	149,737	875,961
#	UMB Financial Corp.	208,689	10,858,089
#	Umpqua Holdings Corp.	1,519,138	21,207,166

14

*	Unico American Corp.	145,800	1,217,430
#	Union Bankshares Corp.	104,751	2,378,895
*	United America Indemnity, Ltd.	245,876	3,742,233
#	United Bankshares, Inc.	200	5,150
*	United Capital Corp.	106,255	2,632,999
#	United Community Banks, Inc.	197,792	2,326,034
	United Community Financial Corp.	851,383	3,073,493
	United Financial Bancorp, Inc.	184,493	2,359,665
#	United Fire & Casualty Co.	1,086,348	32,307,990
*	United PanAm Financial Corp.	157,259	583,431
	United Western Bancorp, Inc.	125,181	1,360,717
	Unity Bancorp, Inc.	17,120	98,098
*	Universal American Corp.	48,243	635,360
#	Univest Corporation of Pennsylvania	2,085	60,236
#	Vineyard National Bancorp Co.	5,968	3,999
	VIST Financial Corp.	33,781	456,044
	Wainwright Bank & Trust Co.	21,908	195,200
#	Washington Federal, Inc.	474,976	8,183,836
	Wayne Savings Bancshares, Inc.	13,010	125,807
	Webster Financial Corp.	618,888	13,194,692
	Wesbanco, Inc.	656,238	16,261,578
#	West Bancorporation	1,010	12,251
	West Coast Bancorp	22,715	249,411
#	Whitney Holding Corp.	906,837	19,633,021
	Willow Financial Bancorp, Inc.	461,395	4,577,038
*	Wilshire Enterprises, Inc.	103,903	382,363
#	Wintrust Financial Corp.	672,702	15,640,322
	WSB Holdings, Inc.	26,549	130,090
	WVS Financial Corp.	12,136	193,569
#	Yadkin Valley Financial Corp.	74,118	1,211,829
	Zenith National Insurance Corp.	526,172	20,094,509
* #	ZipRealty, Inc.	32,792	148,548
Total Financials			1,729,446,664

Health Care — (4.6%)
*	Accelrys, Inc.	482,386	2,474,640
* #	Acusphere, Inc.	100	43
*	Adolor Corp.	189,754	618,598
*	Albany Molecular Research, Inc.	1,138,286	19,840,325
*	Allied Healthcare International, Inc.	1,214,352	2,756,579
*	Allied Healthcare Products, Inc.	136,444	863,008
*	Allion Healthcare, Inc.	407,570	2,816,309
#	Alpharma, Inc. Class A	1,472,500	52,568,250
*	American Dental Partners, Inc.	139,948	1,749,350
*	American Shared Hospital Services	81,144	227,203
*	AMICAS, Inc.	1,214,003	3,557,029
*	AngioDynamics, Inc.	604,303	9,928,698
* #	APP Pharmaceuticals, Inc.	87,926	2,081,208
*	Apria Healthcare Group, Inc.	25,600	506,368
*	Aradigm Corp.	580	377
*	Arrhythmia Research Technology, Inc.	2,792	14,393
*	Assisted Living Concepts, Inc.	66,200	468,696
*	ATS Medical, Inc.	228,794	677,230
*	Avigen, Inc.	479,070	1,954,606
*	Bioanalytical Systems, Inc.	31,600	153,576

15

*	BioScrip, Inc.	1,172,992	4,715,428
#	Brookdale Senior Living, Inc.	56,337	1,242,231
* #	Caliper Life Sciences, Inc.	939,864	2,810,193
	Cambrex Corp.	21,189	137,517
*	Cantel Medical Corp.	465,508	4,464,222
*	Capital Senior Living Corp.	663,026	5,218,015
*	Cardiac Science Corp.	683,182	7,002,616
*	Cardiotech International, Inc.	40,691	19,943
* #	Celera Corp.	65,400	915,600
* #	Conmed Corp.	890,514	28,460,827
#	Cooper Companies, Inc.	332,534	12,247,227
*	Cross Country Healthcare, Inc.	1,049,932	16,452,434
*	CuraGen Corp.	1,206,336	1,158,083
*	Curis, Inc.	20	35
*	Cutera, Inc.	62,895	702,537
* #	CytRx Corp.	86	52
	Daxor Corp.	10,227	188,177
*	Del Global Technologies Corp.	135,934	203,901
*	Digirad Corp.	198,199	313,154
*	Dyax Corp.	13,434	64,483
*	Dynacq Healthcare, Inc.	2,151	10,432
* #	Emisphere Technologies, Inc.	73,632	268,757
*	Endologix, Inc.	75,780	206,122
* #	Epicept Corp.	36,099	22,742
*	etrials Worldwide, Inc.	1,423	2,135
* #	ev3, Inc.	65,565	800,549
* #	Evotec AG Sponsored ADR	372,697	1,509,423
* #	Genitope Corp.	342,312	17,116
*	Gentiva Health Services, Inc.	495,682	13,794,830
*	Greatbatch, Inc.	461,687	11,274,397
* #	GTC Biotherapeutics, Inc.	314,169	152,372
* #	Hanger Orthopedic Group, Inc.	696,200	11,786,666
*	Harvard Bioscience, Inc.	350,081	1,603,371
*	HealthTronics, Inc.	855,209	3,608,982
* #	Hi-Tech Pharmacal Co., Inc.	252,827	2,368,989
	Hooper Holmes, Inc.	2,006,300	3,069,639
*	Incyte Corp.	309,078	3,161,868
*	Infinity Pharmaceuticals, Inc.	165,032	1,216,286
* #	Insmed, Inc.	9,725	4,668
*	IntegraMed America, Inc.	152,607	1,246,799
	Invacare Corp.	593,866	15,102,012
* #	Iridex Corp.	2,938	11,752
	Kewaunee Scientific Corp.	44,203	617,516
* #	Kindred Healthcare, Inc.	1,758,075	54,377,260
* #	La Jolla Pharmaceutical Co.	2,411	4,267
*	Langer, Inc.	61,059	61,059
*	Lannet Co., Inc.	15,450	53,303
* #	LifePoint Hospitals, Inc.	773,019	26,081,661
* #	Lipid Sciences, Inc.	82,902	29,016
* #	Magyar Bancorp, Inc.	22,020	203,685
* #	Martek Biosciences Corp.	43,828	1,464,293
*	Maxygen, Inc.	453,073	2,233,650
*	MedCath Corp.	577,624	12,286,062
*	Medical Staffing Network Holdings, Inc.	465,042	1,250,963
* #	MediciNova, Inc.	3,262	12,559

16

#	Merge Healthcare, Inc.	378,290	476,645
* #	Monogram Biosciences, Inc.	715,025	593,471
* #	Nanogen, Inc.	338,160	111,593
*	National Dentex Corp.	40,336	381,579
*	Neose Technologies, Inc.	19,426	6,799
* #	Neurocrine Biosciences, Inc.	1,125,303	5,817,817
* #	Neurogen Corp.	14,361	4,308
*	North American Scientific, Inc.	24,259	10,674
*	NOVT Corp.	2,900	3,915
*	Nutraceutical International Corp.	49,571	608,732
* # ●	OCA, Inc.	573,971	5,740
* #	Occulogix, Inc.	26,805	3,214
*	Orchid Cellmark, Inc.	235,073	768,689
*	Ore Pharmaceuticals, Inc.	204,810	253,964
*	Orthologic Corp.	368,515	309,553
* #	Oscient Pharmaceuticals Corp.	3,036	3,461
*	Osteotech, Inc.	452,229	2,365,158
*	Par Pharmaceutical Companies, Inc.	17,600	250,624
*	PDI, Inc.	440,241	3,279,795
* #	Pharmanet Development Group, Inc.	195,238	5,095,712
* #	PharMerica Corp.	457,951	10,839,700
*	Prospect Medical Holdings, Inc.	9,700	21,825
* #	RadNet, Inc.	121,546	756,016
*	Regeneration Technologies, Inc.	94,414	885,603
*	RehabCare Group, Inc.	587,778	10,779,849
*	Res-Care, Inc.	435,532	8,379,636
* #	Rotech Healthcare, Inc.	3,627	254
* #	Rural/Metro Corp.	131,700	256,815
*	RXi Pharmaceuticals Corp.	4	27
*	Sonic Innovations, Inc.	161,914	484,123
* #	Spectrum Pharmaceuticals, Inc.	38,844	66,423
*	SRI/Surgical Express, Inc.	145,853	561,534
*	SunLink Health Systems, Inc.	63,900	185,310
*	Synovis Life Technologies, Inc.	54,463	1,196,007
*	Theragenics Corp.	1,046,300	3,505,105
*	Threshold Pharmaceuticals, Inc.	6,310	11,674
* #	Titan Pharmaceuticals, Inc.	295,998	118,399
*	United American Healthcare Corp.	15,300	30,753
*	Urologix, Inc.	176,958	313,216
*	Via Pharmaceuticals, Inc.	42	67
* #	Vical, Inc.	163,792	525,772
* #	ViroPharma, Inc.	65,078	953,393
*	Vital Images, Inc.	203,304	3,191,873
Total Health Care			422,903,179

Industrials — (14.4%)
*	A. T. Cross Co. Class A	192,860	1,377,020
	A.O. Smith Corp.	543,749	22,386,146
*	Acco Brands Corp.	241,500	2,050,335
*	Accuride Corp.	551,492	805,178
	Aceto Corp.	685,287	5,852,351
*	Active Power, Inc.	916,326	696,408
*	AeroCentury Corp.	24,560	313,386
	Alamo Group, Inc.	235,076	4,920,141
* #	Alaska Air Group, Inc.	1,487,489	31,252,144

17

	Albany International Corp. Class A	2,500	76,675
	Alexander & Baldwin, Inc.	274,070	12,259,151
* #	Allied Defense Group, Inc.	168,968	1,208,121
*	Amerco, Inc.	236,175	9,843,774
#	American Railcar Industries, Inc.	19,250	312,043
	Ameron International Corp.	14,263	1,666,774
	Ampco-Pittsburgh Corp.	4,093	177,800
#	Applied Industrial Technologies, Inc.	1,498,850	43,631,524
	Applied Signal Technologies, Inc.	23,485	388,677
*	Argon ST, Inc.	13,223	330,178
#	Arkansas Best Corp.	897,990	31,088,414
* #	Arotech Corp.	245,137	357,900
*	Avalon Holding Corp. Class A	80,395	345,699
* #	Avis Budget Group, Inc.	86,238	657,134
*	Axsys Technologies, Inc.	29,393	1,996,666
#	Baldor Electric Co.	14,716	524,478
*	Baldwin Technology Co., Inc. Class A	228,333	721,532
	Barrett Business Services, Inc.	40,740	590,730
*	Beacon Roofing Supply, Inc.	24,939	406,007
#	BlueLinx Holdings, Inc.	142,847	1,029,927
	Bowne & Co., Inc.	855,136	10,347,146
*	Breeze-Eastern Corp.	67,371	715,480
#	Briggs & Stratton Corp.	1,942,465	29,136,975
* #	Builders FirstSource, Inc.	189,761	962,088
*	Butler International, Inc.	79,500	33,390
#	C&D Technologies, Inc.	533,700	4,104,153
	CDI Corp.	10,890	273,339
	Champion Industries, Inc.	291,361	1,363,569
*	Channell Commercial Corp.	23,536	8,944
	Chicago Rivet & Machine Co.	15,000	314,250
	CIRCOR International, Inc.	230,025	13,861,307
*	Comforce Corp.	41,900	85,057
*	Commercial Vehicle Group, Inc.	562,105	5,755,955
*	Competitive Technologies, Inc.	2,491	6,228
	CompX International, Inc.	45,668	333,376
* #	Continental Airlines, Inc.	654,667	10,638,339
*	Cornell Companies, Inc.	399,648	10,842,450
*	Corrpro Companies, Inc.	85,375	111,841
*	Covenant Transport Group Class A	385,887	1,694,044
*	CPI Aerostructures, Inc.	27,313	219,870
*	Devcon International Corp.	51,420	35,994
* #	Distributed Energy Systems Corp.	548,664	17,557
* #	Dollar Thrifty Automotive Group, Inc.	878,400	4,084,560
	Ducommun, Inc.	280,879	7,434,867
#	Eastern Co.	34,950	512,018
	Ecology & Environment, Inc. Class A	42,516	450,670
	Electro Rent Corp.	596,057	8,118,296
#	Encore Wire Corp.	108,950	2,077,677
* #	EnerSys	1,309,940	36,835,513
	Ennis, Inc.	590,028	9,741,362
*	EnPro Industries, Inc.	403,813	17,020,718
#	Espey Manufacturing & Electronics Corp.	8,341	181,000
*	Esterline Technologies Corp.	1,050,823	59,360,991
*	ExpressJet Holdings, Inc.	1,756,460	351,292
	Federal Signal Corp.	1,107,814	17,758,258

18

*	First Advantage Corp.	386,146	6,460,223
*	First Aviation Services, Inc.	8,900	15,931
* #	Frontier Airlines Holdings, Inc.	1,128,414	315,956
	Frozen Food Express Industries, Inc.	564,349	3,414,311
* #	Furmanite Corp.	25,697	306,051
#	G & K Services, Inc. Class A	817,408	28,192,402
	GATX Corp.	352,157	15,435,041
* #	Gehl Co.	422,896	6,373,043
*	GP Strategies Corp.	176,991	1,615,928
#	Greenbrier Companies, Inc.	308,336	6,182,137
* #	Griffon Corp.	659,482	8,078,655
	Hardinge, Inc.	253,723	4,095,089
*	Hawaiian Holdings, Inc.	43,978	397,121
*	Henry Bros. Electronics, Inc.	1,100	7,095
*	Herley Industries, Inc.	476,578	9,150,307
*	Hudson Highland Group, Inc.	36,477	335,953
*	Hudson Technologies, Inc.	38,600	90,324
*	Huttig Building Products, Inc.	376,121	816,183
*	ICT Group, Inc.	81,478	659,972
	IKON Office Solutions, Inc.	3,449,107	59,704,042
*	Innotrac Corp.	109,597	405,509
* #	Insituform Technologies, Inc. Class A	250,256	4,594,700
*	Interline Brands, Inc.	40,621	651,967
*	International Shipholding Corp.	212,392	4,300,938
*	Intersections, Inc.	184,076	1,975,135
* #	JetBlue Airways Corp.	316,407	1,920,590
*	JPS Industries, Inc.	42,300	306,675
*	Kadant, Inc.	412,260	9,667,497
*	Kansas City Southern	343,715	17,677,262
#	Kelly Services, Inc. Class A	1,160,297	22,440,144
*	Key Technology, Inc.	30,303	865,454
*	Kforce, Inc.	158,419	1,691,915
	L.S. Starrett Co. Class A	150,098	3,938,572
	Lawson Products, Inc.	2,654	79,938
*	LECG Corp.	205,150	1,671,973
*	LGL Group, Inc.	13,417	84,527
#	LSI Industries, Inc.	17,369	149,894
*	Lydall, Inc.	486,300	5,684,847
* #	M&F Worldwide Corp.	556,176	24,482,868
*	Mac-Gray Corp.	319,000	3,697,210
*	Magnetek, Inc.	747,737	3,439,590
* ●	MAIR Holdings, Inc.	593,484	884,291
* ●	MAIR Holdings, Inc. Escrow Shares	593,484	—
*	Marten Transport, Ltd.	656,904	13,098,666
* # ●	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	15,066
* #	Medialink Worldwide, Inc.	164,396	32,879
*	Merrimac Industries, Inc.	50,726	273,413
* #	Mesa Air Group, Inc.	1,086,146	488,766
* #	Milacron, Inc.	112,476	140,595
*	Miller Industries, Inc.	67,753	567,093
*	Misonix, Inc.	194,882	532,028
* #	Mobile Mini, Inc.	437,940	9,363,157
* #	Modtech Holdings, Inc.	452,314	36,185
*	Moore Handley, Inc.	2,000	4,000

19

#	Mueller Water Products, Inc.	388,338	4,221,234
	Mueller Water Products, Inc. Class B	670,815	6,963,060
#	NACCO Industries, Inc. Class A	142,820	16,787,063
*	Nashua Corp.	138,861	1,292,796
*	National Patent Development Corp.	230,265	529,610
	National Technical Systems, Inc.	169,871	847,656
* #	NCI Building Systems, Inc.	474,418	18,160,721
*	P.A.M. Transportation Services, Inc.	135,971	2,002,853
*	Paragon Technologies, Inc.	3,056	17,419
*	Park-Ohio Holdings Corp.	211,413	4,124,668
*	Patrick Industries, Inc.	139,779	964,475
*	PGT, Inc.	112,337	572,919
* #	PHH Corp.	1,935,310	29,513,478
* #	Pinnacle Airlines Corp.	72,300	344,148
* #	Plug Power, Inc.	1,043,067	2,826,712
	Portec Rail Products, Inc.	1,806	19,794
#	Preformed Line Products Co.	61,342	3,357,861
* #	Protection One, Inc.	43,556	309,248
	Providence & Worcester Railroad Co.	63,820	1,238,108
* #	Quanta Services, Inc.	1,200,739	38,351,604
*	RCM Technologies, Inc.	243,572	660,080
#	Regal-Beloit Corp.	992,313	46,589,095
*	Republic Airways Holdings, Inc.	1,429,215	12,348,418
*	Rush Enterprises, Inc. Class A	861,983	11,369,556
*	Rush Enterprises, Inc. Class B	280,568	3,644,578
*	Saia, Inc.	486,632	9,382,265
	Schawk, Inc.	91,481	1,441,741
* #	School Specialty, Inc.	759,065	23,151,483
	Servidyne, Inc.	21,203	89,477
	Servotronics, Inc.	1,140	13,908
*	SIFCO Industries, Inc.	47,144	480,869
	Skywest, Inc.	1,624,941	27,770,242
*	SPACEHAB, Inc.	8,254	3,797
*	Sparton Corp.	213,750	887,063
*	Spherion Corp.	2,012,589	10,425,211
	Standex International Corp.	314,340	7,858,500
	Supreme Industries, Inc.	195,126	765,870
	Sypris Solutions, Inc.	544,737	1,225,658
*	TeamStaff, Inc.	19,325	53,337
	Technology Research Corp.	167,069	392,612
#	Tecumseh Products Co. Class A	439,770	11,605,530
*	Tecumseh Products Co. Class B	33,491	847,657
	Todd Shipyards Corp.	96,425	1,438,661
*	Trailer Bridge, Inc.	103,964	660,171
* #	TRC Companies, Inc.	681,088	2,404,241
#	Tredegar Industries, Inc.	1,297,386	25,688,243
* #	Trex Co., Inc.	22,891	424,628
#	Trinity Industries, Inc.	1,524,225	54,841,616
#	Triumph Group, Inc.	459,880	25,173,831
* #	TRM Corp.	352,024	96,807
*	Tufco Technologies, Inc.	32,772	188,439
* #	United Rentals, Inc.	1,638,407	26,525,809
	Universal Forest Products, Inc.	558,441	18,344,787
*	US Airways Group, Inc.	81,500	691,935
*	USA Truck, Inc.	256,962	4,728,101

20

* #	Valence Technology, Inc.	4,800	17,232
*	Valpey Fisher Corp.	14,889	62,534
#	Viad Corp.	226,414	7,082,230
*	Volt Information Sciences, Inc.	514,613	7,214,874
#	Wabash National Corp.	921,764	8,010,129
#	Watts Water Technologies, Inc.	909,616	25,860,383
*	WCA Waste Corp.	527,219	2,636,095
#	Werner Enterprises, Inc.	2,977,501	67,916,798
*	Westaff, Inc.	309,665	244,635
*	Willis Lease Finance Corp.	223,493	2,766,843
* #	YRC Worldwide, Inc.	1,051,998	19,041,164
Total Industrials			1,324,376,555

Information Technology — (14.8%)
*	3Com Corp.	2,915,804	6,181,504
* #	Access Integrated Technologies, Inc.	2,733	4,564
*	Acorn Factor, Inc.	89,400	397,830
*	Actel Corp.	786,619	10,839,610
*	ActivIdentity Corp.	1,463,921	3,923,308
*	Adaptec, Inc.	4,004,457	15,176,892
*	Aehr Test Systems	18,632	81,422
*	Aetrium, Inc.	51,248	192,180
#	Agilysys, Inc.	741,334	9,644,755
* ●	Allen Organ Co.	4,900	44,529
	Alliance Semiconductor Corp.	574,401	557,169
*	Allied Motion Technologies, Inc.	44,400	231,324
*	Amtech Systems, Inc.	10,658	119,476
*	Analysts International Corp.	536,181	664,864
*	Anaren, Inc.	519,340	5,515,391
*	Applied Micro Circuits Corp.	2,438,518	19,410,603
*	Arris Group, Inc.	2,427,058	22,959,969
*	Aspen Technology, Inc.	326,227	4,697,669
*	Astea International, Inc.	12,900	38,958
	Astro-Med, Inc.	83,801	784,377
* #	Atari, Inc.	856	1,412
*	Authentidate Holding Corp.	52,694	30,563
*	Autobytel, Inc.	1,304,135	1,525,838
* #	Avanex Corp.	22,726	142,038
* #	Avid Technology, Inc.	789,712	18,352,907
*	Aviza Technology, Inc.	108,403	65,042
*	Avocent Corp.	627,792	14,734,278
	AVX Corp.	179,500	2,060,660
*	Aware, Inc.	485,776	1,535,052
*	Axcelis Technologies, Inc.	3,309,575	15,654,290
*	AXT, Inc.	629,038	2,270,827
* #	BearingPoint, Inc.	2,499,894	2,849,879
	Bel Fuse, Inc. Class A	1,379	40,722
	Bel Fuse, Inc. Class B	38,497	1,071,756
*	Bell Industries, Inc.	158,363	23,754
* #	Bell Microproducts, Inc.	938,970	2,065,734
*	Benchmark Electronics, Inc.	2,702,860	44,570,161
#	Black Box Corp.	642,132	23,014,011
*	Blonder Tongue Laboratories, Inc.	22,100	25,968
	Bogen Communications International, Inc.	43,800	213,525
* #	Bookham, Inc.	641,838	1,084,706

21

*	Borland Software Corp.	2,221,652	4,132,273
*	Brooks Automation, Inc.	3,036,541	29,181,159
*	CalAmp Corp.	787,034	1,574,068
*	California Micro Devices Corp.	499,463	1,618,260
*	CallWave, Inc.	386,595	900,766
*	Captaris, Inc.	641,918	2,567,672
*	Cascade Microtech, Inc.	50,472	299,299
*	Catalyst Semiconductor, Inc.	481,025	3,256,539
*	Catapult Communications Corp.	405,206	3,075,514
*	Centillium Communications, Inc.	100,829	74,613
*	CEVA, Inc.	375,239	3,564,771
*	Ciber, Inc.	1,905,000	14,916,150
*	Ciprico, Inc.	113,410	4,650
*	Clarus Corp.	371,800	2,026,310
*	Clearfield, Inc.	154,000	200,200
#	CLST Holdings, Inc.	370,669	133,441
*	CMGI, Inc.	1,052,379	12,407,548
*	Coherent, Inc.	1,114,220	39,967,071
	Cohu, Inc.	592,382	9,892,779
*	Comarco, Inc.	20,234	47,752
# ●	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	109,734	1,168,667
*	Computer Task Group, Inc.	215,500	1,495,570
*	Conexant Systems, Inc.	24,293	143,086
*	Convergys Corp.	775,747	11,442,268
*	Credence Systems Corp.	3,318,558	3,749,971
*	CSP, Inc.	107,178	650,570
	CTS Corp.	1,230,500	16,291,820
*	Cyberoptics Corp.	227,687	2,058,290
*	Data I/O Corp.	84,600	559,206
	Dataram Corp.	124,323	299,618
*	DDi Corp.	382,907	2,174,912
* #	Delphax Technologies, Inc.	72,125	14,425
*	Digi International, Inc.	718,561	8,486,205
*	Digital Angel Corp.	478,670	244,600
*	Ditech Networks, Inc.	853,849	1,323,466
*	Dot Hill Systems Corp.	1,490,910	3,250,184
*	DSP Group, Inc.	355,936	2,758,504
*	Dynamics Research Corp.	157,616	1,413,816
* #	Easylink Services International Corp.	48,700	183,599
*	EDCI Holdings, Inc.	122,643	510,196
*	Edgewater Technology, Inc.	307,460	1,521,927
*	EFJohnson Technologies, Inc.	198,233	356,819
*	Electro Scientific Industries, Inc.	917,461	13,110,518
* #	Electroglas, Inc.	461,533	687,684
*	Electronics for Imaging, Inc.	138,985	2,305,761
*	EMS Technologies, Inc.	288,605	6,779,331
*	En Pointe Technologies, Inc.	38,700	84,366
*	Endwave Corp.	173,378	1,040,268
*	Entegris, Inc.	5,110,889	31,483,076
*	Entorian Technologies, Inc.	489,193	357,111
* #	EPIQ Systems, Inc.	188,695	2,130,367
*	ePlus, Inc.	245,232	3,322,894
*	Euronet Worldwide, Inc.	66,020	1,240,516
*	Evans & Sutherland Computer Corp.	180,800	207,920

22

*	Exar Corp.	1,562,642	12,094,849
*	Fairchild Semiconductor Corp. Class A	402,459	5,046,836
* #	Forgent Networks, Inc.	354,464	127,607
	Frequency Electronics, Inc.	225,170	1,031,279
*	FSI International, Inc.	859,162	979,445
*	Gerber Scientific, Inc.	498,430	4,445,996
	Gevity HR, Inc.	73,872	609,444
*	Giga-Tronics, Inc.	28,200	29,892
*	Globecomm Systems, Inc.	67,865	692,223
* #	Glu Mobile, Inc.	8,580	30,631
*	GTSI Corp.	303,830	2,096,427
* #	Hackett Group, Inc.	15,513	99,283
*	Halifax Corp.	23,500	17,625
*	Harris Stratex Networks, Inc. Class A	113,685	1,064,092
*	hi/fn, Inc.	403,097	1,600,295
* #	Hutchinson Technology, Inc.	855,715	12,399,310
*	Hypercom Corp.	1,608,400	7,318,220
*	I.D. Systems, Inc.	1,154	10,374
* #	Ibis Technology Corp.	49,840	2,492
*	iGATE Capital Corp.	35	394
*	Ikanos Communications	395,934	1,029,428
*	I-many, Inc.	377,500	262,363
#	Imation Corp.	1,430,395	30,381,590
*	InFocus Corp.	1,358,287	1,983,099
	InfoGROUP, Inc.	66,940	441,804
	InfoSpace, Inc.	1,170,292	13,692,416
*	Innovex, Inc.	405,239	271,510
*	Insight Enterprises, Inc.	1,868,356	31,089,444
* #	InsWeb Corp.	22,666	145,289
*	Integrated Device Technology, Inc.	931,538	9,864,987
*	Integrated Silicon Solution, Inc.	727,263	2,865,416
*	Intelli-Check, Inc.	100	225
*	Intelligent Systems Corp.	49,103	157,130
*	Intelligroup, Inc.	70,500	162,150
*	International Rectifier Corp.	289,951	6,059,976
* #	Internet Brands, Inc.	98,800	690,612
*	Internet Capital Group, Inc.	1,271,297	10,742,460
*	Interwoven, Inc.	1,144,072	16,840,740
*	Intest Corp.	37,677	50,864
*	Intevac, Inc.	46,378	472,128
*	IntriCon Corp.	61,798	360,282
*	iPass, Inc.	785,660	1,783,448
*	IXYS Corp.	273,674	3,483,870
*	Jaco Electronics, Inc.	120,680	158,091
*	JDA Software Group, Inc.	8,210	149,668
*	Jupitermedia Corp.	162,824	190,504
	Keithley Instruments, Inc.	36,046	342,797
* #	Kemet Corp.	2,885,784	4,674,970
*	Key Tronic Corp.	238,425	801,108
*	Keynote Systems, Inc.	440,972	6,182,427
*	Kopin Corp.	346,476	1,032,498
*	Kratos Defense & Security Solutions, Inc.	444,073	901,468
* #	L-1 Identity Solutions, Inc.	3,144,969	51,829,089
*	Lantronix, Inc.	136,115	70,780
*	Lattice Semiconductor Corp.	3,569,938	8,353,655

23

*	Leadis Technolgies, Inc.	23,682	23,208
* #	LeCroy Corp.	370,268	3,084,332
* #	LightPath Technologies, Inc.	30,600	43,452
*	Lionbridge Technologies, Inc.	315,576	1,006,687
*	Logic Devices, Inc.	90,700	101,131
*	LogicVision, Inc.	60,000	71,400
*	LookSmart, Ltd.	240,819	780,254
*	Loral Space & Communications, Inc.	255,467	4,692,929
*	Management Network Group, Inc.	307,249	331,829
*	Mattson Technology, Inc.	89,092	454,369
*	MDI, Inc.	133,992	84,415
	MedQuist, Inc.	119,652	582,705
*	Mercury Computer Systems, Inc.	627,656	5,805,818
*	Merix Corp.	657,778	1,223,467
	Methode Electronics, Inc.	965,444	10,610,230
*	MIPS Technologies, Inc.	171,370	682,053
* #	MKS Instruments, Inc.	2,122,573	47,842,795
*	MPS Group, Inc.	3,687,992	42,485,668
*	MRV Communications, Inc.	653,500	888,760
*	MTM Technologies, Inc.	386	645
*	Nanometrics, Inc.	488,438	1,773,030
*	Napster, Inc.	20,300	27,202
*	Network Engines, Inc.	18,100	17,376
*	Newport Corp.	1,352,769	12,675,446
*	NMS Communications Corp.	189,400	107,958
*	Nu Horizons Electronics Corp.	553,071	2,660,272
* #	NYFIX, Inc.	464,427	1,458,301
	O.I. Corp.	57,459	699,276
* #	OmniVision Technologies, Inc.	944,715	11,034,271
*	Omtool, Ltd.	52,214	86,153
	Openwave Systems, Inc.	1,190,109	1,713,757
*	Oplink Communications, Inc.	398,169	5,231,941
*	Opnext, Inc.	12,028	76,258
*	Optelecom-NKF, Inc.	8,825	72,630
*	OPTi, Inc.	164,800	379,040
*	Optical Cable Corp.	117,741	814,768
*	OSI Systems, Inc.	235,834	5,473,707
*	Overland Storage, Inc.	364,605	291,684
* #	Palm, Inc.	2,287,204	19,464,106
*	PAR Technology Corp.	106,202	853,864
*	PC Connection, Inc.	696,724	5,288,135
	PC-Tel, Inc.	644,360	6,514,480
*	PDF Solutions, Inc.	800	5,080
	Pegasystems, Inc.	114,364	1,676,576
*	Perceptron, Inc.	90,617	671,472
*	Performance Technologies, Inc.	253,171	1,260,792
* #	Pericom Semiconductor Corp.	333,887	4,554,219
*	Perot Systems Corp.	136,400	2,427,920
*	Pervasive Software, Inc.	525,323	2,327,181
*	Photon Dynamics, Inc.	556,549	8,470,676
*	Photronics, Inc.	1,451,416	4,746,130
*	Physicians Formula Holdings, Inc.	18,270	107,610
* #	Planar Systems, Inc.	514,003	1,423,788
* #	PlanetOut, Inc.	39,420	99,338
*	PLATO Learning, Inc.	548,538	1,020,281

24

*	PLX Technology, Inc.	32,467	184,737
* #	Powerwave Technologies, Inc.	3,343,718	16,885,776
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	Qualstar Corp.	62,621	200,387
*	Quantum Corp.	1,258,685	2,227,872
*	QuickLogic Corp.	393,317	601,775
* #	Rackable Systems, Inc.	645,326	6,685,577
*	RadiSys Corp.	448,959	4,969,976
*	RealNetworks, Inc.	3,014,426	19,985,644
	REMEC, Inc.	491,423	331,711
* #	RF Micro Devices, Inc.	2,398,246	9,305,194
*	RF Monolithics, Inc.	42,940	42,940
	Richardson Electronics, Ltd.	472,036	3,167,362
*	Rudolph Technologies, Inc.	995,434	8,401,463
*	S1 Corp.	1,437,719	10,969,796
*	Safeguard Scientifics, Inc.	2,532,791	3,621,891
*	Sanmina-SCI Corp.	594,983	1,398,210
* #	SatCon Technology Corp.	94,200	212,892
*	SCM Microsystems, Inc.	378,413	953,601
*	Seachange International, Inc.	918,972	7,884,780
*	Secure Computing Corp.	2,132,854	9,128,615
*	Selectica, Inc.	884,002	998,922
*	SI International, Inc.	350,417	10,943,523
*	Sigmatron International, Inc.	16,500	113,025
*	Silicon Storage Technology, Inc.	3,391,171	11,089,129
* #	Skyworks Solutions, Inc.	5,780,070	56,066,679
*	Soapstone Networks, Inc.	262,500	1,029,000
* #	Sonic Foundry, Inc.	22,300	16,948
*	SonicWALL, Inc.	1,261,137	8,247,836
*	Spansion, Inc.	29,473	66,314
*	Spectrum Control, Inc.	249,663	2,062,216
	StarTek, Inc.	206,695	1,868,523
*	SteelCloud, Inc.	5,800	7,018
*	SumTotal Systems, Inc.	1,297	6,265
*	Sunair Electronics, Inc.	21,572	43,683
*	Sunrise Telecom, Inc.	187,300	187,300
*	SupportSoft, Inc.	603,981	2,107,894
*	Sycamore Networks, Inc.	7,141,045	24,993,658
*	Symmetricom, Inc.	703,014	3,458,829
* #	SYNNEX Corp.	1,057,645	24,315,259
	Taitron Components, Inc.	6,400	5,792
*	Tech Data Corp.	823,746	28,122,688
*	Technical Communications Corp.	6,200	38,595
*	Technology Solutions Co.	69,968	281,971
*	TechTeam Global, Inc.	244,460	2,085,244
*	Tellabs, Inc.	411,144	2,142,060
*	Telular Corp.	55,939	155,510
*	Tessco Technologies, Inc.	32,507	478,503
*	ThinkEngine Networks, Inc.	12,500	750
*	Tier Technologies, Inc. Class B	581,598	4,478,305
*	TII Network Technologies, Inc.	96,200	118,326
*	Tollgrade Communications, Inc.	434,677	2,921,029
* #	Track Data Corp.	83,172	153,868
*	Transcat, Inc.	58,700	414,422
*	Trans-Lux Corp.	9,271	24,568

25

*	Trident Microsystems, Inc.	5,100	16,065
*	Triquint Semiconductor, Inc.	3,656,044	22,996,517
	TSR, Inc.	32,194	86,924
*	TTM Technologies, Inc.	74,808	896,200
*	Tumbleweed Communications Corp.	36,400	92,820
*	Ulticom, Inc.	208,419	1,469,354
* #	Ultra Clean Holdings, Inc.	15,971	116,269
	United Online, Inc.	186,533	1,964,197
* #	UTStarcom, Inc.	878,326	2,863,343
*	Vicon Industries, Inc.	103,164	559,665
*	Vignette Corp.	901,990	12,294,124
*	Virage Logic Corp.	59,785	394,581
*	Vishay Intertechnology, Inc.	2,960,320	26,317,245
* #	Vitesse Semiconductor, Inc.	6,500	5,525
* #	Vyyo, Inc.	29,614	5,034
*	Website Pros, Inc.	228,094	1,377,688
*	Westell Technologies, Inc.	297,223	268,065
*	White Electronics Designs Corp.	752,684	3,695,678
*	Winland Electronics, Inc.	37,800	52,164
*	Wireless Telecom Group, Inc.	255,888	294,271
* #	WPCS International, Inc.	41,151	237,441
*	Zhone Technologies, Inc.	619,202	192,820
*	ZILOG, Inc.	7,584	26,392
*	Zones, Inc.	163,038	1,359,737
*	Zoran Corp.	1,358,076	12,086,876
*	Zygo Corp.	381,201	3,994,986
Total Information Technology			1,359,076,219

Materials — (5.1%)
	A. Schulman, Inc.	1,000,791	24,239,158
	A.M. Castle & Co.	87,289	1,752,763
*	American Pacific Corp.	135,848	2,339,303
* #	Atlantis Plastics, Inc.	46,200	4,158
*	Buckeye Technologies, Inc.	1,259,277	11,597,941
*	BWAY Holding Co.	35,383	449,364
	Cabot Corp.	46,234	1,279,295
#	Calgon Carbon Corp.	194,490	4,148,472
*	Caraustar Industries, Inc.	903,028	1,787,995
	Chemtura Corp.	2,086,505	13,750,068
	Chesapeake Corp.	659,906	831,482
* #	Coeur d’Alene Mines Corp.	603,455	1,080,184
*	Continental Materials Corp.	10,200	210,630
*	Core Molding Technologies, Inc.	23,193	166,990
*	Detrex Corp.	12,700	100,330
	Empire Resources, Inc.	3,992	13,972
	Ferro Corp.	759,218	16,733,165
	Friedman Industries, Inc.	144,027	1,353,854
#	Georgia Gulf Corp.	579,017	1,951,287
#	Gibraltar Industries, Inc.	924,090	19,877,176
	Glatfelter Co.	1,435,000	21,051,450
*	Graphic Packaging Holding Co.	4,909,047	13,990,784
* #	Headwaters, Inc.	1,259,741	19,387,414
*	Impreso, Inc.	6,400	17,920
	Kaiser Aluminum Corp.	147,049	7,949,469
#	Louisiana-Pacific Corp.	2,838,829	27,650,194

26

*	Material Sciences Corp.	428,967	3,260,149
* #	Maxxam, Inc.	103,300	1,962,700
	Minerals Technologies, Inc.	376,299	24,715,318
*	Mod-Pac Corp.	46,051	189,730
#	Myers Industries, Inc.	309,588	4,074,178
	Neenah Paper, Inc.	162,255	3,150,992
#	NL Industries, Inc.	344,490	3,624,035
	NN, Inc.	504,296	8,280,540
*	Northern Technologies International Corp.	5,316	70,065
* #	Northwest Pipe Co.	232,142	13,447,986
*	OM Group, Inc.	200,851	7,451,572
	Penford Corp.	104,811	1,740,911
*	Peoplesupport, Inc.	242,801	2,950,032
*	PolyOne Corp.	3,344,238	27,456,194
	Quaker Chemical Corp.	8,673	256,721
*	Ready Mix, Inc.	10,563	48,590
*	Rock of Ages Corp.	114,193	226,102
	Rock-Tenn Co. Class A	837,402	30,715,905
*	Rosetta Resources, Inc.	666,620	15,498,915
	Schweitzer-Maudoit International, Inc.	502,000	9,517,920
	Sensient Technologies Corp.	811,503	23,704,003
	Spartech Corp.	1,120,400	11,797,812
	Stepan Co.	49,744	2,926,440
#	Temple-Inland, Inc.	83,500	1,395,285
	Terra Industries, Inc.	733,769	36,791,178
#	Tronox, Inc. Class A	569,400	341,640
	Tronox, Inc. Class B	162,699	79,723
*	U.S. Concrete, Inc.	1,201,854	5,023,750
* #	U.S. Energy Corp.	25,300	78,683
* #	U.S. Gold Corp.	920,105	1,159,332
	Valspar Corp.	82,130	1,943,196
	Vulcan International Corp.	11,100	634,365
	Wausau Paper Corp.	1,534,199	13,209,453
*	Webco Industries, Inc.	9,290	1,124,090
	Wellman, Inc.	658,869	2,635
#	Westlake Chemical Corp.	1,165,731	22,125,574
*	Williams Industries, Inc.	3,400	5,474
Total Materials			474,696,006

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	DMRC Corp.	101,390	1,181,710
* ●	ePresence, Inc. Escrow Shares	312,600	—
* ●	Noel Group, Inc.	95,400	620
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
* ●	Tripos Escrow Shares	200	18
Total Other			1,188,504

Telecommunication Services — (0.2%)
	Arbinet-thexchange, Inc.	353,526	1,375,216
*	Cincinnati Bell, Inc.	121,200	472,680
	D&E Communications, Inc.	452,877	4,234,400
*	General Communications, Inc. Class A	53,835	545,887
*	GoAmerica, Inc.	559	3,695
	IDT Corp.	663,448	1,028,344

27

#	IDT Corp. Class B	2,150,600	3,333,430
* #	LCC International, Inc. Class A	583,015	343,979
*	Metro One Telecommunications, Inc.	88,279	28,249
* #	Nextwave Wireless, Inc.	98,787	95,823
*	Point.360	73,147	101,674
	SureWest Communications	458,335	5,449,603
*	Xeta Corp.	117,579	383,308
Total Telecommunication Services			17,396,288

Utilities — (0.5%)
	Black Hills Corp.	3	101
#	Connecticut Water Services, Inc.	198,890	5,312,352
	Delta Natural Gas Co., Inc.	24,866	679,090
#	Empire District Electric Co.	8,312	175,383
	Energy West, Inc.	2,551	25,382
	Florida Public Utilities Co.	590	7,700
*	Maine & Maritimes Corp.	34,443	1,527,547
#	New Jersey Resources Corp.	319,386	11,555,385
	South Jersey Industries, Inc.	739,882	26,391,591
	Southwest Gas Corp.	1,300	39,455
	Unitil Corp.	69,903	1,858,721
Total Utilities			47,572,707

TOTAL COMMON STOCKS			7,668,128,703

RIGHTS/WARRANTS — (0.0%)
*	PGT, Inc. Rights 09/04/08	19,850	17,865
* ●	CSF Holding, Inc. Litigation Rights	40,500	—
*	Federal-Mogul Corp. Warrants 12/27/14	62,197	38,562
TOTAL RIGHTS/WARRANTS			56,427

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $28,745,000 FHLMC 5.875%, 05/15/16, valued at $16,739,607) to be repurchased at $16,485,553	$16,482	16,482,000

SECURITIES LENDING COLLATERAL — (16.5%)
§ @	DFA Short Term Investment Fund LP	1,335,390	1,335,390,198

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $218,433,959 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 08/01/23 to 07/01/38, valued at $187,534,630) to be repurchased at $182,115,749	182,072	182,072,456

TOTAL SECURITIES LENDING COLLATERAL			1,517,462,654

TOTAL INVESTMENTS - (100.0%) (Cost $10,454,813,907)##			$9,202,129,784

28

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (78.4%)
Consumer Discretionary — (11.9%)
*	1-800-FLOWERS.COM, Inc.	77,320	$474,745
*	4Kids Entertainment, Inc.	39,000	354,120
* #	99 Cents Only Stores	152,365	1,304,244
*	A.C. Moore Arts & Crafts, Inc.	62,900	474,266
	Aaron Rents, Inc.	126,600	3,615,696
	Aaron Rents, Inc. Class A	10,550	254,413
*	AbitibiBowater Canada, Inc.	80,238	527,966
*	Acme Communications, Inc.	49,602	56,546
	Acme United Corp.	10,400	143,000
* #	Aeropostale, Inc.	120,475	4,199,758
*	AFC Enterprises, Inc.	54,097	490,660
	Ah Belo Corp.	38,160	185,076
	Aldila, Inc.	18,033	67,984
*	Alloy, Inc.	44,605	320,264
	Ambassadors Group, Inc.	55,767	943,578
* #	Ambassadors International, Inc.	29,510	64,922
	AMCON Distributing Co.	669	20,739
* #	AMDL, Inc.	30,239	87,693
	American Axle & Manufacturing Holdings, Inc.	151,477	736,178
*	American Biltrite, Inc.	3,955	17,204
	American Greetings Corp. Class A	152,700	2,455,416
* #	America’s Car-Mart, Inc.	30,685	580,253
#	Ameristar Casinos, Inc.	152,722	2,526,022
*	AnnTaylor Stores Corp.	121,785	2,956,940
	Arbitron, Inc.	86,399	4,143,696
#	Arctic Cat, Inc.	34,954	361,075
	Ark Restaurants Corp.	12,435	285,881
#	ArvinMeritor, Inc.	203,700	3,057,537
	Asbury Automotive Group, Inc.	121,200	1,471,368
*	Ashworth, Inc.	39,618	116,477
*	ATC Technology Corp.	62,578	1,515,639
*	Audiovox Corp. Class A	49,850	486,536
* #	Avatar Holdings, Inc.	24,027	763,818
*	Bakers Footwear Group, Inc.	19,612	61,582
*	Ballantyne of Omaha, Inc.	45,721	197,058
*	Bally Technologies, Inc.	49,876	1,707,255
#	Barnes & Noble, Inc.	118,610	2,933,225
*	Barry (R.G.) Corp.	31,470	235,710
	Bassett Furniture Industries, Inc.	24,004	246,761
	Beasley Broadcast Group, Inc.	22,457	68,269
	Beazer Homes USA, Inc.	16,519	114,972
	Bebe Stores, Inc.	177,735	1,724,029
	Belo Corp. Class A	182,300	1,336,259

1

*	Benihana, Inc.	21,047	147,329
*	Benihana, Inc. Class A	25,973	185,447
#	Big 5 Sporting Goods Corp.	38,600	346,628
* #	Big Lots, Inc.	2,774	82,027
*	Birks & Mayors, Inc.	1,765	4,236
* #	BJ’s Restaurants, Inc.	74,592	868,251
#	Blockbuster, Inc. Class A	259,934	623,842
*	Blockbuster, Inc. Class B	217,300	402,005
* #	Blue Nile, Inc.	40,600	1,690,178
*	Bluegreen Corp.	83,365	953,696
	Blyth, Inc.	108,900	1,721,709
	Bob Evans Farms, Inc.	101,538	2,850,172
#	Bon-Ton Stores, Inc.	43,714	174,856
	Books-A-Million, Inc.	50,305	339,559
#	Borders Group, Inc.	31,476	220,332
	Bowl America, Inc. Class A	5,828	78,678
	Brinker International, Inc.	133,271	2,521,487
*	Broadview Institute, Inc.	200	330
#	Brookfield Homes Corp.	42,900	550,407
	Brown Shoe Company, Inc.	123,375	1,875,300
#	Brunswick Corp.	156,900	2,163,651
*	Buca, Inc.	67,647	29,771
	Buckle, Inc.	87,100	4,529,200
* #	Buffalo Wild Wings, Inc.	36,884	1,330,775
*	Build-A-Bear-Workshop, Inc.	35,000	259,700
#	Building Materials Holding Corp.	70,842	85,719
* #	Cabela’s, Inc.	180,716	2,213,771
*	Cache, Inc.	48,855	572,092
*	California Coastal Communities, Inc.	35,562	93,884
*	California Pizza Kitchen, Inc.	83,103	1,195,021
	Callaway Golf Co.	209,000	2,838,220
	Canterbury Park Holding Corp.	13,883	135,359
* #	Capella Education Co.	33,273	1,654,001
* #	Career Education Corp.	140,233	2,629,369
	Carmike Cinemas, Inc.	38,328	201,989
*	Carriage Services, Inc.	56,700	246,645
*	Carrols Restaurant Group, Inc.	8,102	46,181
*	Carter’s, Inc.	168,780	3,107,240
* #	Casual Male Retail Group, Inc.	114,425	437,103
*	Catalina Lighting, Inc.	1,760	2,200
	Cato Corp. Class A	88,250	1,554,082
*	Cavalier Homes, Inc.	56,249	132,185
*	Cavco Industries, Inc.	19,066	667,501
	CBRL Group, Inc.	86,981	2,247,589
* #	CEC Entertainment, Inc.	97,077	3,325,858
* #	Champion Enterprises, Inc.	219,000	1,070,910
* ●	Championship Auto Racing Teams, Inc.	1,697	—
* #	Charles and Colvard, Ltd.	54,978	34,636
*	Charlotte Russe Holding, Inc.	76,600	904,646
*	Charming Shoppes, Inc.	293,386	1,584,284
* #	Charter Communications, Inc.	1,293,154	1,357,812
* #	Cheesecake Factory, Inc.	204,833	3,148,283
#	Cherokee, Inc.	31,199	687,314
* #	Chicos FAS, Inc.	14,800	84,952
	Choice Hotels International, Inc.	111,800	3,017,482

2

#	Christopher & Banks Corp.	97,513	938,075
*	Chromcraft Revington, Inc.	5,600	16,240
	Churchill Downs, Inc.	41,093	1,825,351
#	Cinemark Holdings, Inc.	101,747	1,494,663
#	Citadel Broadcasting Co.	354,690	354,690
* #	Citi Trends, Inc.	41,002	845,461
	CKE Restaurants, Inc.	110,400	1,410,912
	Coachmen Industries, Inc.	39,900	72,219
	Coast Distribution System, Inc.	9,251	29,603
	Cobra Electronics Corp.	7,978	23,216
*	Coinstar, Inc.	79,516	2,617,667
* #	Coldwater Creek, Inc.	195,930	1,426,370
	Collectors Universe, Inc.	26,472	206,482
#	Columbia Sportswear Co.	70,231	2,836,630
* #	Comstock Homebuilding Companies, Inc.	9,304	1,225
*	Concord Camera Corp.	19,474	57,449
*	Congoleum Corp. Class A	3,200	29
* #	Conn’s, Inc.	69,984	1,338,094
	Cooper Tire & Rubber Co.	175,300	1,675,868
*	Corinthian Colleges, Inc.	256,698	3,406,382
* #	Cosi, Inc.	56,401	140,438
* #	Cost Plus, Inc.	48,773	61,942
	Courier Corp.	40,626	869,407
* #	Cox Radio, Inc.	102,100	1,138,415
#	CPI Corp.	19,148	257,349
	Craftmade International, Inc.	15,198	63,832
* #	Crown Media Holdings, Inc.	220,135	1,107,279
	CSS Industries, Inc.	29,800	794,170
*	Culp, Inc.	34,401	253,879
* #	Cumulus Media, Inc. Class A	139,080	652,285
*	Cybex International, Inc.	57,125	191,940
*	Cycle Country Accessories Corp.	15,600	15,366
*	Daily Journal Corp.	200	8,102
*	Deckers Outdoor Corp.	37,600	4,274,744
	Decorator Industries, Inc.	2,862	6,869
* #	DEI Holdings, Inc.	7,999	11,439
*	dELiA*s, Inc.	46,257	115,180
*	Delta Apparel, Inc.	14,180	98,551
*	Design Within Reach, Inc.	44,748	184,809
* #	DG Fastchannel, Inc.	47,812	1,125,016
*	Diedrich Coffee, Inc.	5,225	9,797
#	Dillards, Inc. Class A	133,678	1,707,068
#	Dineequity, Inc.	54,414	1,080,662
*	Dixie Group, Inc.	34,700	265,455
*	Domino’s Pizza, Inc.	143,500	1,922,900
*	Dorman Products, Inc.	35,700	456,603
	Dover Downs Gaming & Entertainment, Inc.	46,915	375,789
	Dover Motorsports, Inc.	58,912	293,971
* #	Drew Industries, Inc.	62,196	997,002
*	drugstore.com, Inc.	262,879	625,652
	DRYCLEAN USA, Inc.	300	267
* #	DSW, Inc.	25,900	376,327
*	Duckwall-ALCO Stores, Inc.	4,953	65,627
#	E.W. Scripps Co.	12,200	88,694
*	Eddie Bauer Holdings, Inc.	9,800	61,152

3

	Educational Development Corp.	6,857	36,274
*	Einstein Noah Restaurant Group, Inc.	26,046	307,082
*	ELXSI Corp.	1,800	3,510
*	EMAK Worldwide, Inc.	10,146	9,233
*	Emerson Radio Corp.	84,322	92,754
#	Emmis Communications Corp. Class A	94,399	206,734
* #	Empire Resorts, Inc.	40,593	158,313
* #	Enova Systems, Inc.	17,062	44,361
#	Entercom Communications Corp.	93,000	568,230
*	Entravision Communications Corp.	181,517	580,854
* #	Escala Group, Inc.	80,070	219,392
	Escalade, Inc.	18,296	53,973
#	Ethan Allen Interiors, Inc.	97,234	2,638,931
*	Famous Dave’s of America, Inc.	30,683	285,352
	Federal Screw Works	1,562	7,732
* ●	Federal-Mogul Corp.	57,900	—
	Finish Line, Inc. Class A	115,530	1,396,758
*	Finlay Enterprises, Inc.	23,300	6,990
	Fisher Communications, Inc.	14,040	488,171
*	Flanigan’s Enterprises, Inc.	5,680	38,056
* #	Fleetwood Enterprises, Inc.	198,900	425,646
	Flexsteel Industries, Inc.	12,333	136,896
* #	Foamex International, Inc.	8,939	3,307
	Foot Locker, Inc.	98,659	1,607,155
	Footstar, Inc.	22,800	81,396
* #	Fountain Powerboat Industries, Inc.	9,475	8,433
*	Franklin Covey Co.	58,896	527,119
*	Franklin Electronic Publishers, Inc.	8,700	15,225
*	Frederick’s of Hollywood Group	26,486	24,500
#	Fred’s, Inc.	95,150	1,334,003
	Frisch’s Restaurants, Inc.	7,500	174,375
*	Fuel Systems Solutions, Inc.	45,301	2,347,951
*	Full House Resorts, Inc.	24,850	40,381
	Furniture Brands International, Inc.	131,600	1,177,820
* #	Gaiam, Inc.	4,800	61,104
*	GameTech International, Inc.	41,660	162,057
*	Gaming Partners International Corp.	24,086	124,525
* #	Gander Mountain Co.	56,647	199,397
* #	Gaylord Entertainment Co.	46,973	1,627,614
* #	Genesco, Inc.	71,200	2,606,632
* #	Gentek, Inc.	30,283	877,601
*	G-III Apparel Group, Ltd.	50,439	933,626
*	Gottschalks, Inc.	42,902	63,066
	Gray Television, Inc.	122,460	301,252
	Gray Television, Inc. Class A	6,500	22,750
* #	Great Wolf Resorts, Inc.	47,459	248,211
#	Group 1 Automotive, Inc.	64,900	1,373,284
* #	GSI Commerce, Inc.	132,322	2,127,738
*	Gymboree Corp.	87,800	3,446,150
*	Hampshire Group, Ltd.	8,000	68,000
#	Handleman Co.	56,645	109,325
*	Harris Interactive, Inc.	182,695	308,755
#	Harte-Hanks, Inc.	151,183	1,867,110
*	Hartmarx Corp.	95,200	236,096
*	Hastings Entertainment, Inc.	23,020	183,009

4

	Haverty Furniture Co., Inc.	43,700	482,448
	Haverty Furniture Co., Inc. Class A	400	4,466
*	Hawk Corp.	21,800	523,200
*	Hayes Lemmerz International, Inc.	274,901	695,500
#	Hearst-Argyle Television, Inc.	52,160	1,032,768
*	Heelys, Inc.	6,600	33,462
*	Helen of Troy, Ltd.	50,760	1,220,778
* #	Hibbett Sporting Goods, Inc.	92,555	2,212,064
*	Hollywood Media Corp.	113,045	309,743
* #	Home Solutions of America, Inc.	116,900	74,816
	Hooker Furniture Corp.	24,488	412,378
*	Hot Topic, Inc.	81,045	503,289
*	Hovnanian Enterprises, Inc. Class A	156,220	1,115,411
* #	Iconix Brand Group, Inc.	186,442	2,410,695
	ILX Resorts, Inc.	7,063	15,185
*	Image Entertainment, Inc.	69,502	81,317
* #	Infosonics Corp.	41,850	25,110
*	Insignia Systems, Inc.	16,051	34,028
	Interface, Inc. Class A	155,306	2,045,380
#	International Speedway Corp. Class A	18,901	749,803
*	International Textile Group, Inc.	14	4
*	Interstate Hotels & Resorts, Inc.	81,340	213,924
* #	iRobot Corp.	63,139	883,315
* #	Isle of Capri Casinos, Inc.	102,724	735,504
	J. Alexander’s Corp.	16,782	102,538
*	Jack in the Box, Inc.	119,131	2,826,979
	Jackson Hewitt Tax Service, Inc.	99,300	1,704,981
*	Jaclyn, Inc.	2,235	13,242
*	Jakks Pacific, Inc.	73,275	1,828,211
*	Jarden Corp.	123,164	3,161,620
*	Jennifer Convertibles, Inc.	17,391	21,739
*	Jo-Ann Stores, Inc.	69,106	1,725,577
	Johnson Outdoors, Inc.	12,048	185,780
	Jones Apparel Group, Inc.	151,460	3,007,996
* #	Jos. A. Bank Clothiers, Inc.	52,650	1,368,373
#	Journal Communications, Inc. Class A	62,900	321,419
#	Journal Register Co.	125,500	1,318
#	KB Home	126,300	2,627,040
	Kenneth Cole Productions, Inc. Class A	41,950	673,717
	Kimball International, Inc. Class B	85,110	896,208
*	Kirkland’s, Inc.	47,014	107,192
*	Knology, Inc.	89,900	907,990
*	Kona Grill, Inc.	12,744	88,571
	Koss Corp.	9,816	142,626
* #	Krispy Kreme Doughnuts, Inc.	124,100	524,943
	KSW, Inc.	19,682	97,229
	K-Swiss, Inc. Class A	71,400	1,224,510
	LaCrosse Footwear, Inc.	11,922	196,713
*	Lakeland Industries, Inc.	13,418	171,616
* #	Lakes Entertainment, Inc.	64,706	424,471
#	Landry’s Restaurants, Inc.	60,800	1,171,008
*	Lazare Kaplan International, Inc.	9,600	77,280
#	La-Z-Boy, Inc.	142,730	1,080,466
* #	Leapfrog Enterprises, Inc.	74,236	631,006
*	Lear Corp.	84,700	1,063,832

5

#	Lee Enterprises, Inc.	114,200	428,250
#	Lennar Corp. Class A	116,500	1,531,975
	Lennar Corp. Class B	4,229	47,703
*	Lenox Group, Inc.	38,403	6,144
#	Libbey, Inc.	43,100	400,830
	Liberty Homes, Inc. Class A	200	635
*	Liberty Media Holding Corp. Capital Class A	147,724	2,400,515
*	Liberty Media Holding Corp. Capital Class B	1,593	26,492
* #	LIFE TIME FITNESS, Inc.	93,900	3,319,365
#	Lifetime Brands, Inc.	37,398	362,387
*	Lin TV Corp.	81,500	501,225
*	Lincoln Educational Services	49,165	738,950
#	Lithia Motors, Inc. Class A	41,997	203,685
* #	Live Nation, Inc.	189,526	3,041,892
	Liz Claiborne, Inc.	124,003	2,010,089
*	LKQ Corp.	66,050	1,237,116
* #	Lodgenet Entertainment Corp.	65,134	259,885
*	Lodgian, Inc.	72,006	609,171
*	LOUD Technologies, Inc.	2,380	8,592
*	Luby’s, Inc.	78,300	580,986
*	Lumber Liquidators, Inc.	14,361	185,401
#	M/I Homes, Inc.	31,200	558,792
*	Mace Security International, Inc.	45,800	72,822
* #	Magna Entertainment Corp.	860	6,364
*	Maidenform Brands, Inc.	67,100	1,013,210
#	Marine Products Corp.	106,073	862,373
* #	MarineMax, Inc.	52,275	414,018
* #	Martha Stewart Living Omnimedia, Inc.	81,960	665,515
	Matthews International Corp. Class A	95,367	4,793,145
*	McCormick & Schmick’s Seafood Restaurants, Inc.	7,812	76,636
	McRae Industries, Inc. Class A	2,500	45,000
#	MDC Holdings, Inc.	71,733	2,973,333
*	Meade Instruments Corp.	49,732	24,866
#	Media General, Inc. Class A	65,700	808,110
* #	Mediacom Communications Corp.	234,136	1,966,742
*	Meritage Homes Corp.	52,900	1,238,918
*	Midas, Inc.	44,590	640,758
	Modine Manufacturing Co.	91,395	1,445,869
	Monaco Coach Corp.	81,750	195,382
* #	Monarch Casino & Resort, Inc.	54,679	732,152
	Monro Muffler Brake, Inc.	61,434	1,273,527
* #	Morgans Hotel Group	66,800	1,142,280
*	Morgan’s Foods, Inc.	800	4,000
*	Morton’s Restaurant Group, Inc.	20,620	148,670
*	Mothers Work, Inc.	15,354	233,534
*	Motorcar Parts of America, Inc.	2,400	16,896
	Movado Group, Inc.	56,300	1,305,597
*	MTR Gaming Group, Inc.	82,351	336,816
* #	Multimedia Games, Inc.	83,281	421,402
*	Nathan’s Famous, Inc.	18,305	292,148
#	National CineMedia, Inc.	62,912	703,985
*	National Lampoon, Inc.	15,000	20,550
	National Presto Industries, Inc.	13,019	1,006,629
*	Nature Vision, Inc.	500	455
#	Nautilus Group, Inc.	96,080	511,146

6

*	Navarre Corp.	78,760	127,591
* #	Netflix, Inc.	204,982	6,321,645
*	Nevada Gold & Casinos, Inc.	35,850	43,020
	New Frontier Media, Inc.	72,664	281,210
*	New Motion, Inc.	32,788	131,152
*	New York & Co., Inc.	102,000	1,203,600
*	Nitches, Inc.	2,592	3,007
*	Nobel Learning Communities, Inc.	16,425	254,259
	Nobility Homes, Inc.	13,765	200,969
	Noble International, Ltd.	49,485	296,910
*	NTN Communications, Inc.	127,793	34,504
#	Nutri/System, Inc.	80,774	1,604,979
	OfficeMax, Inc.	61,500	752,760
*	Orange 21, Inc.	1,559	5,456
#	Orleans Homebuilders, Inc.	58,200	285,180
	O’Charleys, Inc.	66,446	665,124
*	Outdoor Channel Holdings, Inc.	95,100	759,849
* #	Overstock.com, Inc.	68,760	1,453,586
	Oxford Industries, Inc.	49,400	1,128,790
*	P & F Industries, Inc. Class A	3,000	7,830
* #	P.F. Chang’s China Bistro, Inc.	69,036	1,793,555
*	Pacific Sunwear of California, Inc.	193,820	1,226,881
* #	Palm Harbor Homes, Inc.	68,721	618,489
* #	Panera Bread Co.	59,025	3,172,003
*	Papa John’s International, Inc.	90,962	2,539,659
*	PC Mall, Inc.	35,617	340,855
#	Penske Automotive Group, Inc.	171,631	2,274,111
* #	Perfumania Holdings, Inc.	2,175	51,613
*	Perry Ellis International, Inc.	38,400	655,104
* #	PetMed Express, Inc.	68,565	976,366
	Phillips-Van Heusen Corp.	61,000	2,321,660
*	Phoenix Footwear Group, Inc.	18,100	19,186
#	Pier 1 Imports, Inc.	254,958	1,126,914
* #	Pinnacle Entertainment, Inc.	126,300	1,400,667
*	Playboy Enterprises, Inc. Class A	5,400	24,813
*	Playboy Enterprises, Inc. Class B	82,400	351,024
* #	PokerTek, Inc.	11,600	46,864
#	Polaris Industries, Inc.	79,500	3,584,655
*	Pomeroy IT Solutions, Inc.	37,837	196,752
#	Pool Corp.	74,611	1,810,063
* #	Premier Exhibitions, Inc.	74,041	262,105
#	Pre-Paid Legal Services, Inc.	41,550	1,854,792
*	PreVu, Inc.	111,210	445
#	PRIMEDIA, Inc.	132,856	385,282
* #	Princeton Review, Inc.	106,256	824,547
*	Progressive Gaming International Corp.	109,830	83,471
*	Proliance International, Inc.	46,849	55,282
*	QEP Co., Inc.	10,314	61,781
*	Quaker Fabric Corp.	41,650	187
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	142,596	250,969
*	Quiksilver, Inc.	333,600	2,572,056
* #	R.H. Donnelley Corp.	6,000	22,500
*	Radio One, Inc. Class D	259,749	246,762
#	RadioShack Corp.	209,894	3,990,085
*	Rainmaker Systems, Inc.	51,489	154,467

7

*	RC2 Corp.	62,591	1,575,415
	RCN Corp.	114,504	1,587,025
*	Reading International, Inc. Class A	24,549	185,836
*	Reading International, Inc. Class B	1,060	9,540
*	Red Lion Hotels Corp.	58,900	502,417
* #	Red Robin Gourmet Burgers, Inc.	45,949	1,226,838
* #	RedEnvelope, Inc.	27,448	329
*	Regent Communications, Inc.	107,377	83,754
	Regis Corp.	139,100	3,819,686
*	Rent-A-Center, Inc.	126,745	2,872,042
*	Rentrak Corp.	31,013	469,847
*	Retail Ventures, Inc.	141,489	662,169
*	Rex Stores Corp.	22,800	294,576
* #	Rick’s Cabaret International, Inc.	23,800	332,486
*	Riviera Holdings Corp.	10,000	115,600
*	Rockford Corp.	25,270	26,281
*	Rocky Brands, Inc.	16,191	84,355
*	Rubio’s Restaurants, Inc.	31,595	186,095
#	Ruby Tuesday, Inc.	105,400	736,746
	Russ Berrie & Co., Inc.	52,904	401,541
* #	Ruth’s Hospitality Group, Inc.	43,700	198,835
#	Ryland Group, Inc.	99,236	2,300,290
*	S&K Famous Brands, Inc.	2,100	7,612
*	Saga Communications, Inc. Class A	53,625	337,301
	Salem Communications Corp.	57,369	109,001
* #	Sally Beauty Holdings, Inc.	151,228	1,291,487
	Sauer-Danfoss, Inc.	133,499	4,374,762
*	Schieb (Earl), Inc.	2,200	5,632
	Scholastic Corp.	119,733	3,125,031
#	Sealy Corp.	82,205	549,951
	Shiloh Industries, Inc.	51,278	436,889
*	Shoe Carnival, Inc.	31,379	512,105
* #	Shuffle Master, Inc.	92,674	465,223
*	Silverleaf Resorts, Inc.	16,000	30,240
	Sinclair Broadcast Group, Inc. Class A	144,300	1,023,087
* #	Six Flags, Inc.	190,705	190,705
*	Skechers U.S.A., Inc. Class A	90,700	1,734,184
	Skyline Corp.	25,300	578,611
* #	Smith & Wesson Holding Corp.	115,471	654,721
	Sonesta International Hotels Corp. Class A	5,614	134,736
	Sonic Automotive, Inc.	87,400	940,424
* #	Sonic Corp.	249,402	3,613,835
#	Sotheby’s Class A	121,200	3,265,128
* #	Source Interlink Companies, Inc.	137,152	171,440
*	Spanish Broadcasting System, Inc.	109,363	44,839
*	SPAR Group, Inc.	2,083	2,083
	Spartan Motors, Inc.	90,525	428,183
	Speedway Motorsports, Inc.	86,930	1,923,761
*	Sport Chalet, Inc. Class A	4,625	15,956
*	Sport Chalet, Inc. Class B	3,666	11,548
#	Sport Supply Group, Inc.	29,400	358,680
*	Sport-Haley, Inc.	2,900	5,959
	Stage Stores, Inc.	121,280	1,930,778
*	Stamps.com, Inc.	60,523	830,981
	Standard Motor Products, Inc.	52,400	362,084

8

#	Standard Pacific Corp.	137,600	440,320
	Stanley Furniture, Inc.	10,388	85,701
	Star Buffet, Inc.	2,700	11,286
	Stein Mart, Inc.	104,907	414,383
*	Steinway Musical Instruments, Inc.	19,700	569,527
*	Steven Madden, Ltd.	55,999	1,408,375
#	Stewart Enterprises, Inc.	259,599	2,429,847
*	Stoneridge, Inc.	55,359	703,059
	Strattec Security Corp.	11,272	322,266
	Sturm Ruger & Co., Inc.	73,500	536,550
*	Sun-Times Media Group, Inc. Class A	208,500	62,550
#	Superior Industries International, Inc.	74,500	1,308,965
	Superior Uniform Group, Inc.	7,900	81,844
*	Syms Corp.	26,960	450,771
* #	Syntax-Brillian Corp.	202,787	1,825
#	Systemax, Inc.	110,668	1,706,501
#	Talbots, Inc.	117,471	1,605,829
*	Talon International, Inc.	13,500	3,375
	Tandy Brand Accessories, Inc.	14,300	81,510
*	Tandy Leather Factory, Inc.	34,562	96,774
* #	Tarragon Corp.	19,154	18,388
*	Tarrant Apparel Group	77,437	53,432
#	Tempur-Pedic International, Inc.	80,300	908,193
*	Tenneco Automotive, Inc.	126,800	1,852,548
*	Texas Roadhouse, Inc.	132,348	1,188,485
* #	The Children’s Place Retail Stores, Inc.	78,883	3,309,142
*	The Dress Barn, Inc.	177,904	2,892,719
*	The Hallwood Group, Inc.	656	46,763
	The Marcus Corp.	61,100	1,049,698
#	The Men’s Wearhouse, Inc.	84,700	1,854,930
#	The New York Times Co. Class A	143,400	1,862,766
#	The Pep Boys - Manny, Moe & Jack	151,100	1,329,680
*	The Sports Club Co., Inc.	19,000	20,900
* #	The Steak n Shake Co.	79,818	620,984
* #	The Walking Co Holdings, Inc.	7,926	33,289
* #	thinkorswim Group, Inc.	185,100	1,856,553
#	Thor Industries, Inc.	88,778	2,040,118
*	Timberland Co. Class A	172,100	2,901,606
* #	TiVo, Inc.	276,926	2,342,794
*	Town Sports International Holdings, Inc.	33,327	349,267
* #	Tractor Supply Co.	72,756	3,100,861
*	Trans World Entertainment Corp.	72,646	209,947
	Triarc Companies, Inc. Class A	58,090	338,665
#	Triarc Companies, Inc. Class B	113,613	660,092
*	Triple Crown Media, Inc.	16,355	1,308
* #	True Religion Apparel, Inc.	66,407	1,802,950
* #	Trump Entertainment Resorts, Inc.	76,349	93,146
*	TRW Automotive Holdings Corp.	51,200	982,016
*	Tuesday Morning Corp.	67,248	283,114
	Tupperware Corp.	138,600	4,950,792
*	Tween Brands, Inc.	90,400	981,744
* #	Under Armour, Inc. Class A	43,700	1,473,127
*	Unifi, Inc.	165,634	660,880
	Unifirst Corp.	39,726	1,709,410
*	Universal Electronics, Inc.	42,153	1,105,252

9

* #	Universal Technical Institute, Inc.	79,520	1,364,563
* #	Vail Resorts, Inc.	69,082	3,038,917
* #	Valassis Communications, Inc.	135,500	1,275,055
	Value Line, Inc.	22,145	846,160
*	ValueVision Media, Inc. Class A	109,845	257,037
* #	VCG Holding Corp.	53,110	191,196
	Virco Manufacturing Corp.	31,531	137,475
	Visteon Corp.	357,700	1,151,794
* #	Volcom, Inc.	47,921	854,911
*	Voyager Learning Co.	72,800	345,800
*	Warnaco Group, Inc.	140,517	7,246,462
#	Warner Music Group Corp.	374,746	3,215,321
*	Waxman Industries, Inc.	600	2,478
* #	WCI Communities, Inc.	105,700	19,026
*	Wells-Gardner Electronics Corp.	31,749	41,115
* #	West Marine, Inc.	53,968	267,142
*	Westwood One, Inc.	235,700	193,274
*	Wet Seal, Inc. Class A	214,194	1,008,854
	Weyco Group, Inc.	17,436	554,290
*	Williams Controls, Inc.	10,571	139,220
*	Winmark Corp.	17,186	316,136
#	Winnebago Industries, Inc.	89,434	1,015,076
* #	WisdomTree Investments, Inc.	4,500	9,450
*	WMS Industries, Inc.	150,494	5,056,598
	Wolverine World Wide, Inc.	154,100	4,057,453
*	Woodbridge Holdings Corp.	21,021	14,294
#	World Wrestling Entertainment, Inc.	66,600	1,083,582
* #	WorldSpace, Inc. Class A	17,300	25,258
* #	Xanadoo Co.	170	55,250
#	Xerium Technologies, Inc.	70,095	540,432
*	Young Broadcasting, Inc. Class A	64,811	7,129
* #	Zale Corp.	138,600	3,785,166
* #	Zumiez, Inc.	57,177	823,921
Total Consumer Discretionary			457,365,942

Consumer Staples — (3.2%)
#	Alico, Inc.	21,230	916,074
*	Alliance One International, Inc.	281,116	1,130,086
#	American Italian Pasta Co.	51,300	672,030
#	Andersons, Inc.	52,910	2,378,834
	Arden Group, Inc. Class A	804	134,067
*	Atlantic Premium Brands, Ltd.	1,900	1,244
	B&G Foods, Inc.	51,853	417,935
* #	Bare Escentuals, Inc.	155,253	1,931,347
*	BJ’s Wholesale Club, Inc.	61,600	2,342,648
*	Boston Beer Co., Inc. Class A	28,200	1,268,154
*	Bridgford Foods Corp.	12,453	74,095
*	Cagle’s, Inc. Class A	4,012	19,358
#	Calavo Growers, Inc.	47,281	574,464
#	Cal-Maine Foods, Inc.	62,165	2,454,896
* #	Caribou Coffee Co.	7,923	24,799
	Casey’s General Stores, Inc.	144,377	4,186,933
	CCA Industries, Inc.	19,366	123,749
*	Central Garden & Pet Co.	62,500	350,625
*	Central Garden & Pet Co. Class A	125,043	662,728

10

* #	Chattem, Inc.	57,484	4,030,778
#	Chiquita Brands International, Inc.	136,796	2,008,165
#	Coca-Cola Bottling Co. Consolidated	23,254	943,647
	Coffee Holding Co, Inc.	800	1,568
*	Collective Brands, Inc.	30,200	438,504
*	Craft Brewers Alliance, Inc.	24,893	86,877
*	Cuisine Solutions, Inc.	53,122	138,117
*	Darling International, Inc.	232,000	3,185,360
	Del Monte Foods Co.	250,765	2,136,518
	Diamond Foods, Inc.	39,286	988,829
*	Elizabeth Arden, Inc.	79,400	1,624,524
	Farmer Brothers Co.	31,856	830,167
	Flowers Foods, Inc.	194,205	5,134,780
#	Gatehouse Media, Inc.	39,600	23,760
*	Glacier Water Services, Inc.	3,500	171,500
	Golden Enterprises, Inc.	15,400	32,186
#	Great Atlantic & Pacific Tea, Inc.	144,217	2,353,621
* #	Green Mountain Coffee, Inc.	65,866	2,403,450
	Griffin Land & Nurseries, Inc. Class A	4,271	147,264
*	Hain Celestial Group, Inc.	112,695	2,928,943
*	IGI Labratories, Inc.	934	1,681
	Imperial Sugar Co.	24,520	344,016
	Ingles Market, Inc. Class A	35,759	883,605
*	Integrated Biopharma, Inc.	40,600	56,840
	Inter Parfums, Inc.	86,622	1,229,166
	J & J Snack Foods Corp.	53,017	1,786,143
*	Katy Industries, Inc.	11,399	19,948
	Lancaster Colony Corp.	90,332	3,141,747
	Lance, Inc.	88,574	1,814,881
* #	Lifeway Foods, Inc.	56,314	637,474
	Longs Drug Stores Corp.	97,300	6,971,545
#	Mannatech, Inc.	97,400	431,482
* #	Maui Land & Pineapple Co., Inc.	27,928	749,308
* #	Medifast, Inc.	37,600	311,704
	MGP Ingredients, Inc.	49,422	243,650
*	Monterey Pasta Co.	54,187	112,167
#	Nash Finch Co.	36,740	1,496,053
*	National Beverage Corp.	132,479	1,208,208
*	Natural Alternatives International, Inc.	20,009	154,870
* #	Natural Health Trends Corp.	18,077	12,473
	Nature’s Sunshine Products, Inc.	35,884	280,792
*	NBTY, Inc.	45,800	1,522,392
	Nu Skin Enterprises, Inc. Class A	189,300	3,170,775
	Oil-Dri Corp. of America	14,033	258,207
*	Omega Protein Corp.	39,323	534,006
*	Orchids Paper Products Co.	1,800	13,860
*	Overhill Farms, Inc.	30,040	195,260
*	Pantry, Inc.	61,200	1,122,408
*	Parlux Fragrances, Inc.	60,346	424,232
*	Peet’s Coffee & Tea, Inc.	39,457	1,035,352
#	Pilgrim’s Pride Corp.	118,500	1,521,540
*	Pizza Inn, Inc.	8,932	22,955
*	Prestige Brands Holdings, Inc.	96,910	920,645
	PriceSmart, Inc.	83,368	1,771,570
	Ralcorp Holdings, Inc.	72,200	4,433,080

11

#	Reddy Ice Holdings, Inc.	39,400	331,748
#	Reliv International, Inc.	48,147	253,735
*	Revlon, Inc.	1,265,843	1,759,522
	Rocky Mountain Chocolate Factory, Inc.	19,671	177,432
	Ruddick Corp.	133,292	4,244,017
	Sanderson Farms, Inc.	57,100	1,959,101
*	Sanfilippo (John B.) & Son, Inc.	23,090	220,279
*	Scheid Vineyards, Inc.	440	14,795
*	Schiff Nutrition International, Inc.	34,359	229,862
	Seaboard Corp.	1,390	1,802,830
*	Seneca Foods Corp. Class A	700	14,168
*	Seneca Foods Corp. Class B	1,800	37,818
* #	Smart Balance, Inc.	35,896	229,734
	Spartan Stores, Inc.	60,076	1,366,128
* #	Spectrum Brands, Inc.	145,000	246,500
* #	Star Scientific, Inc.	228,795	736,720
	Stephan Co.	3,400	10,540
	Tasty Baking Co.	22,300	93,660
*	Tofutti Brands, Inc.	18,030	49,763
#	Tootsie Roll Industries, Inc.	106,198	3,024,519
*	TreeHouse Foods, Inc.	60,052	1,667,044
* #	United Natural Foods, Inc.	114,513	2,200,940
	United-Guardian, Inc.	7,500	79,125
#	Universal Corp.	72,700	3,774,584
* #	USANA Health Services, Inc.	54,160	2,050,498
#	Vector Group, Ltd.	166,174	3,067,572
*	Vermont Pure Holdings, Ltd.	15,800	21,804
	Village Super Market, Inc.	8,942	401,764
#	WD-40 Co.	49,089	1,712,715
	Weis Markets, Inc.	75,003	2,838,864
*	Winn-Dixie Stores, Inc.	91,752	1,295,538
*	Zapata Corp.	28,092	193,835
Total Consumer Staples			124,213,813

Energy — (5.0%)
*	Abraxas Petroleum Corp.	118,900	429,229
	Adams Resources & Energy, Inc.	15,659	439,078
*	Allis-Chalmers Energy, Inc.	107,902	1,560,263
#	Alon USA Energy, Inc.	81,100	988,609
* #	American Oil & Gas, Inc.	135,171	387,941
* #	Arena Resources, Inc.	87,200	3,895,224
	Atlas America, Inc.	138,793	5,201,962
* #	ATP Oil & Gas Corp.	83,703	2,151,167
*	Aventine Renewable Energy Holdings, Inc.	62,432	399,565
	Barnwell Industries, Inc.	21,190	251,101
*	Basic Energy Services, Inc.	85,800	2,507,934
#	Berry Petroleum Corp. Class A	124,200	5,169,204
* #	Bill Barret Corp.	90,000	3,544,200
* #	Bolt Technology Corp.	25,100	483,175
*	Boots & Coots International Well Control, Inc.	191,600	584,380
* #	BPZ Resources, Inc.	148,544	2,926,317
*	Brigham Exploration Co.	135,913	1,844,339
* #	Bristow Group, Inc.	68,300	2,784,591
*	Bronco Drilling Co., Inc.	57,500	911,375
*	Cal Dive International, Inc.	211,524	2,443,102

12

*	Callon Petroleum Co.	62,462	1,241,120
#	CARBO Ceramics, Inc.	69,855	4,198,285
* #	Carrizo Oil & Gas, Inc.	90,096	4,472,365
*	Catalytica Energy Systems, Inc.	2,699	7,368
* #	Cheniere Energy, Inc.	92,800	348,928
	CKX Lands, Inc.	2,400	32,940
*	Clayton Williams Energy, Inc.	33,476	2,709,547
*	Complete Production Services, Inc.	165,660	4,895,253
*	Comstock Resources, Inc.	16,000	1,039,040
*	Contango Oil & Gas Co.	45,650	3,246,628
*	Credo Petroleum Corp.	15,442	165,384
#	Crosstex Energy, Inc.	87,833	2,860,721
*	Crusader Energy Group, Inc.	87,900	385,881
*	Dawson Geophysical Co.	21,700	1,361,241
	Delek US Holdings, Inc.	107,900	852,410
* #	Delta Petroleum Corp.	81,415	1,462,213
*	Dril-Quip, Inc.	122,100	6,716,721
* #	Dune Energy, Inc.	123,800	118,848
*	Edge Petroleum Corp.	58,793	268,096
*	Encore Acquisition Co.	8,259	425,834
* #	Endeavour International Corp.	282,600	486,072
*	Energy Partners, Ltd.	89,400	1,063,860
* #	Evergreen Energy, Inc.	205,900	370,620
*	Evolution Petroleum Corp.	46,323	170,005
*	EXCO Resources, Inc.	141,867	3,756,638
* #	Exterran Holdings, Inc.	22,250	1,017,047
* #	FieldPoint Petroleum Corp.	15,800	60,514
* #	FX Energy, Inc.	106,654	895,894
* #	Gasco Energy, Inc.	222,795	585,951
*	Geokinetics, Inc.	9,051	177,219
*	Geomet, Inc.	53,181	371,203
*	GeoResources, Inc.	31,346	515,642
* #	GMX Resources, Inc.	33,500	2,272,640
* #	Goodrich Petroleum Corp.	82,700	4,205,295
* #	Grey Wolf, Inc.	542,900	4,728,659
	Gulf Island Fabrication, Inc.	38,951	1,677,620
*	Gulfmark Offshore, Inc.	65,114	3,262,211
*	Gulfport Energy Corp.	129,818	1,731,772
* #	Harvest Natural Resources, Inc.	112,500	1,246,500
*	HKN, Inc.	16,091	151,577
	Holly Corp.	41,300	1,321,600
* #	Hornbeck Offshore Services, Inc.	73,100	3,220,786
#	Houston American Energy Corp.	92,016	783,976
* #	Hyperdynamics Corp.	49,600	80,352
*	Infinity, Inc.	50,811	43,189
* #	International Coal Group, Inc.	310,244	3,173,796
*	James River Coal Co.	44,797	1,889,089
* #	Key Energy Group, Inc.	113,700	1,910,160
*	Kodiak Oil & Gas Corp.	146,458	424,728
	Lufkin Industries, Inc.	41,912	3,889,014
*	Mariner Energy, Inc.	104,800	3,048,632
*	Matrix Service Co.	91,194	2,396,578
* #	McMoran Exploration Co.	119,364	3,264,605
*	Meridian Resource Corp.	256,200	694,302
* #	Mexco Energy Corp.	5,426	155,184

13

*	Mitcham Industries, Inc.	29,100	444,648
*	NATCO Group, Inc. Class A	48,600	2,463,534
* #	National Coal Corp.	61,920	515,174
*	Natural Gas Services Group	33,589	871,299
*	New Concept Energy, Inc.	674	3,943
* #	Newpark Resources, Inc.	249,300	2,138,994
* #	Northern Oil & Gas, Inc.	20,400	150,960
* #	OMNI Energy Services Corp.	56,500	248,600
* #	Pacific Ethanol, Inc.	121,672	250,644
#	Panhandle Royalty Co.	16,521	598,060
*	Parallel Petroleum Corp.	114,500	1,515,980
* #	Parker Drilling Co.	318,500	2,952,495
	Penn Virginia Corp.	58,800	3,891,384
*	Petroleum Development Corp.	42,733	2,597,739
* #	PetroQuest Energy, Inc.	132,900	2,457,321
*	PHI, Inc. (69336T106)	200	7,651
*	PHI, Inc. (69336T205)	34,100	1,309,781
*	Pioneer Drilling Co.	134,600	2,255,896
* #	PowerSecure International, Inc.	46,086	372,375
* #	Quest Resource Corp.	60,691	291,924
* #	Rentech, Inc.	411,800	971,848
* #	Royale Energy, Inc.	14,801	106,123
	RPC, Inc.	291,100	5,306,753
*	SEACOR Holdings, Inc.	4,500	396,675
*	Stone Energy Corp.	84,903	4,047,344
* #	SulphCo, Inc.	175,500	512,460
* #	Superior Well Services, Inc.	47,063	1,551,196
*	Swift Energy Corp.	83,700	3,909,627
*	Syntroleum Corp.	158,626	256,974
*	T-3 Energy Services, Inc.	24,712	1,379,671
* #	Teton Energy Corp.	47,886	193,938
*	TETRA Technologies, Inc.	149,100	3,301,074
*	TGC Industries, Inc.	60,758	442,318
*	Toreador Resources Corp.	48,118	416,221
* #	Transmeridian Exploration, Inc.	288,400	98,056
* #	Trico Marine Services, Inc.	42,319	1,005,076
* #	Tri-Valley Corp.	68,171	478,560
* #	TXCO Resources, Inc.	113,634	1,376,108
*	Union Drilling, Inc.	41,746	593,628
* #	Uranium Energy Corp.	22,380	44,536
*	Uranium Resources, Inc.	99,428	228,684
#	USEC, Inc.	246,431	1,419,443
*	VAALCO Energy, Inc.	165,700	1,297,431
* #	Venoco, Inc.	69,153	1,165,920
* #	VeraSun Energy Corp.	119,303	687,185
* #	Verenium Corp.	140,802	318,213
*	Warren Resources, Inc.	119,700	1,351,413
*	Westmoreland Coal Co.	25,400	512,572
	World Fuel Services Corp.	87,788	2,529,172
Total Energy			191,991,130

Financials — (10.4%)
*	1st Constitution Bancorp	1,461	17,094
	1st Independence Financial Group, Inc.	3,373	62,198
	1st Source Corp.	59,324	1,289,111

14

	21st Century Holding Co.	22,610	151,713
	Abigail Adams National Bancorp, Inc.	3,363	19,337
	Abington Bancorp, Inc.	43,274	427,980
	Access National Corp.	10,571	63,215
#	Advance America Cash Advance Centers, Inc.	157,300	773,916
	Advanta Corp. Class A	42,500	277,100
	Advanta Corp. Class B	87,212	665,428
	Affirmative Insurance Holdings, Inc.	15,242	91,909
	Alliance Bancorp, Inc. of Pennsylvania	2,151	19,337
	Alliance Financial Corp.	1,855	46,338
*	Alphatec Holdings, Inc.	99,103	474,703
*	AmComp, Inc.	29,400	352,800
#	Amcore Financial, Inc.	69,970	615,044
	Ameriana Bancorp	2,912	24,024
	American Bancorp of New Jersey, Inc.	26,364	278,667
	American Equity Investment Life Holding Co.	150,600	1,384,014
*	American Independence Corp.	8,100	53,946
	American National Bankshares, Inc.	2,555	43,026
	American Physicians Capital, Inc.	32,060	1,356,138
	American Physicians Services Group, Inc.	100	2,208
	American River Bankshares	19,841	207,140
*	American Spectrum Realty, Inc.	529	18,779
#	American West Bancorporation	50,006	86,010
* #	AmeriCredit Corp.	184,300	1,949,894
	Ameris Bancorp	36,750	441,735
*	Amerisafe, Inc.	45,529	841,831
*	AmeriServe Financial, Inc.	59,570	168,583
	AmTrust Financial Services, Inc.	119,954	1,686,553
	Anchor Bancorp Wisconsin, Inc.	64,417	494,723
*	Argo Group International Holdings, Ltd.	50,308	1,891,078
	Arrow Financial Corp.	35,699	881,051
	ASB Financial Corp.	900	13,837
#	Asset Acceptance Capital Corp.	109,827	1,190,525
#	ASTA Funding, Inc.	46,100	381,708
	Astoria Financial Corp.	96,101	2,099,807
*	Atlantic American Corp.	21,640	32,352
	Atlantic Coast Federal Corp.	14,375	113,562
#	Atlantic Southern Financial Group, Inc.	2,100	28,875
	Auburn National Bancorporation, Inc.	300	6,819
	Baldwin & Lyons, Inc. Class A	300	6,762
	Baldwin & Lyons, Inc. Class B	29,741	634,078
	BancFirst Corp.	44,744	2,153,976
*	Bancinsurance Corp.	5,600	30,100
	Bancorp Rhode Island, Inc.	8,678	257,476
#	BancorpSouth, Inc.	131,800	3,034,036
#	BancTrust Financial Group, Inc.	14,933	126,035
	Bank Mutual Corp.	86,790	1,045,819
	Bank of Commerce Holdings	4,954	32,201
*	Bank of Florida Corp.	27,028	214,602
	Bank of Granite Corp.	49,278	377,469
#	Bank of the Ozarks, Inc.	47,910	1,071,747
#	BankAtlantic Bancorp, Inc. Class A	120,395	223,935
	BankFinancial Corp.	70,154	1,046,698
#	BankUnited Financial Corp. Class A	98,675	117,423
#	Banner Corp.	37,343	394,716

15

	Bar Harbor Bankshares	6,458	188,703
	BCB Bancorp, Inc.	600	8,400
*	BCSB Bancorp, Inc.	500	5,485
*	Beach First National Bancshares, Inc.	12,342	102,068
	Benjamin Franklin Bancorp, Inc.	1,488	17,930
	Berkshire Bancorp, Inc.	400	5,000
	Berkshire Hills Bancorp, Inc.	25,769	685,455
	Beverly Hills Bancorp, Inc.	64,798	88,773
*	BFC Financial Corp.	57,988	41,751
*	BGC Partners, Inc. Class A	87,880	579,129
*	BNCCORP, Inc.	3,900	39,195
*	BNS Holding, Inc.	4,020	56,039
	Boston Private Financial Holdings, Inc.	110,200	985,188
*	Bridge Capital Holdings	2,333	29,279
*	Broadopoint Securities Group, Inc.	65,701	220,098
	Brooke Corp.	27,981	17,908
	Brookline Bancorp, Inc.	173,393	1,782,480
#	Brooklyn Federal Bancorp, Inc.	2,100	31,500
	Bryn Mawr Bank Corp.	12,652	280,368
	C&F Financial Corp.	1,452	31,944
#	Cadence Financial Corp.	17,416	160,053
	California First National Bancorp	11,500	132,365
	Camco Financial Corp.	9,661	102,890
	Camden National Corp.	24,334	788,178
	Capital Bank Corp.	1,960	19,992
#	Capital City Bank Group, Inc.	45,990	1,114,338
#	Capital Corp. of the West	33,319	105,954
	Capital Properties, Inc.	500	12,500
	Capital Southwest Corp.	1,200	160,848
#	Capitol Bancorp, Ltd.	52,774	811,136
	Cardinal Financial Corp.	79,186	672,289
	Carver Bancorp, Inc.	2,000	15,300
	Cascade Financial Corp.	9,511	87,311
	Cash America International, Inc.	84,990	3,517,736
#	Cathay General Bancorp	105,136	2,035,433
	Center Bancorp, Inc.	43,064	455,186
	Center Financial Corp.	52,938	713,075
#	Centerstate Banks of Florida, Inc.	7,148	102,145
	Central Bancorp, Inc.	1,600	20,576
#	Central Pacific Financial Corp.	87,300	1,038,870
	Central Virginia Bankshares, Inc.	3,498	48,640
	Centrue Financial Corp.	2,305	29,343
	Century Bancorp, Inc. Class A	3,369	58,115
	CFS Bancorp, Inc.	26,520	253,001
	Charter Financial Corp.	23,869	334,166
	Chemical Financial Corp.	70,363	2,028,565
*	Chicopee Bancorp, Inc.	1,929	25,810
	Citizens Community Bancorp, Inc.	100	794
	Citizens First Bancorp, Inc.	24,212	105,564
	Citizens First Corp.	400	2,920
	Citizens Holding Co.	300	5,853
#	Citizens Republic Bancorp, Inc.	205,849	755,466
	Citizens South Banking Corp.	17,129	137,032
* #	Citizens, Inc.	119,860	853,403
	City Holding Co.	49,930	2,087,573

16

#	Clifton Savings Bancorp, Inc.	33,058	364,299
*	CNA Surety Corp.	122,331	1,965,859
	CNB Financial Corp.	5,988	80,119
#	CoBiz Financial, Inc.	55,675	597,393
	Codorus Valley Bancorp, Inc.	767	9,173
#	Cohen & Steers, Inc.	108,900	3,168,990
	Colony Bankcorp, Inc.	9,572	102,995
	Columbia Banking System, Inc.	46,187	646,618
	Comm Bancorp, Inc.	532	22,892
*	Command Security Corp.	1,500	5,310
	Commercial National Financial Corp.	3,500	45,535
	Commonwealth Bankshares, Inc.	3,098	42,597
* #	Community Bancorp	11,448	60,216
	Community Bank System, Inc.	83,994	1,898,264
	Community Bankshares, Inc.	610	12,651
	Community Central Bank Corp.	1,764	5,557
	Community Trust Bancorp, Inc.	43,448	1,457,246
#	Community West Bancshares	6,650	26,600
	Compass Diversified Holdings	63,008	809,023
* #	CompuCredit Corp.	156,660	813,065
*	Conseco, Inc.	48,160	431,995
	Consolidated-Tokoma Land Co.	15,621	644,991
*	Consumer Portfolio Services, Inc.	67,396	144,901
	Cooperative Bankshares, Inc.	5,911	39,604
*	Core-Mark Holding Co., Inc.	20,257	597,581
#	Corus Bankshares, Inc.	99,310	394,261
*	Cowen Group, Inc.	48,399	444,303
*	Cowlitz Bancorporation	1,870	10,977
	Crawford & Co. Class A	31,295	328,910
#	Crawford & Co. Class B	24,520	361,180
#	CVB Financial Corp.	231,168	2,485,056
*	Dearborn Bancorp, Inc.	11,201	51,525
	Delphi Financial Group, Inc. Class A	92,475	2,481,104
#	Delta Financial Corp.	69,400	1,041
	Dime Community Bancshares	104,803	1,720,865
* #	Dollar Financial Corp.	47,253	863,785
	Donegal Group, Inc. Class A	55,859	1,004,345
	Donegal Group, Inc. Class B	5,380	102,166
* #	E*TRADE Financial Corp.	500,838	1,602,682
#	East West Bancorp, Inc.	135	1,683
	Eastern Insurance Holdings, Inc.	10,054	153,223
	Eastern Virginia Bankshares, Inc.	500	8,000
	ECB Bancorp, Inc.	600	14,400
* #	eHealth, Inc.	39,832	591,107
	EMC Insurance Group, Inc.	41,861	1,017,222
	Employers Holdings, Inc.	95,300	1,656,314
*	Encore Bancshares, Inc.	5,200	86,164
*	Encore Capital Group, Inc.	64,200	815,340
	Enterprise Bancorp, Inc.	1,242	14,749
#	Enterprise Financial Services Corp.	33,804	634,163
	Epoch Holding Corp.	7,537	87,354
	ESB Financial Corp.	13,762	146,978
	ESSA Bancorp, Inc.	28,834	385,799
	Evans Bancorp, Inc.	2,311	38,478
	Evercore Partners, Inc. Class A	3,000	39,780

17

*	Exlservice Holdings, Inc.	57,525	627,022
*	EZCORP, Inc. Class A	27,800	433,402
#	F.N.B. Corp.	248,309	2,902,732
#	Farmers Capital Bank Corp.	2,300	68,701
	FBL Financial Group, Inc. Class A	80,070	1,837,606
* #	FCStone Group, Inc.	44,550	931,540
	Federal Agriculture Mortgage Corp. Class A	1,100	22,275
#	Federal Agriculture Mortgage Corp. Class C	26,300	770,590
* #	Federal Trust Corp.	1,293	1,099
	Fidelity Bancorp, Inc.	1,096	12,604
	Fidelity Southern Corp.	8,600	33,970
	Financial Federal Corp.	86,500	2,159,905
#	Financial Institutions, Inc.	18,303	321,584
*	First Acceptance Corp.	140,847	461,978
*	First Advantage Bancorp	1,000	11,200
	First Bancorp	43,331	649,965
#	First Bancorp, Inc.	5,330	96,846
	First Bancshares, Inc.	1,345	22,569
	First Bancshares, Inc.	600	9,300
*	First Bank of Delaware	6,667	12,467
#	First Busey Corp.	73,286	1,037,730
	First Business Financial Services, Inc.	1,200	19,908
*	First Cash Financial Services, Inc.	97,962	1,815,236
	First Citizens BancShares, Inc.	3,907	579,877
#	First Commonwealth Financial Corp.	213,272	2,437,699
	First Community Bancshares, Inc.	32,787	1,046,889
	First Defiance Financial Corp.	15,687	257,110
#	First Federal Bancshares of Arkansas, Inc.	9,239	71,048
	First Federal Bankshares, Inc.	1,703	10,218
	First Federal of Northern Michigan Bancorp, Inc.	4,300	21,070
	First Financial Bancorp	111,748	1,454,959
#	First Financial Bankshares, Inc.	59,306	2,910,145
	First Financial Corp.	36,587	1,517,629
	First Financial Holdings, Inc.	35,284	770,603
	First Financial Service Corp.	5,202	104,716
	First Franklin Corp.	700	5,600
*	First Investors Financial Services Group, Inc.	5,300	25,440
*	First Keystone Financial, Inc.	2,200	21,120
	First M&F Corp.	8,514	90,844
* #	First Mariner Bancorp, Inc.	6,000	14,760
	First Merchants Corp.	52,901	1,020,460
*	First Mercury Financial Corp.	21,328	314,161
#	First Midwest Bancorp, Inc.	97,556	2,183,303
	First Niagara Financial Group, Inc.	320,149	4,789,429
	First PacTrust Bancorp, Inc.	8,200	103,320
	First Place Financial Corp.	49,258	500,461
* #	First Regional Bancorp	36,300	185,856
	First Security Group, Inc.	4,800	37,872
#	First South Bancorp, Inc.	18,346	324,174
	First State Bancorporation	56,176	320,765
	First State Financial Corp.	4,000	23,280
	First United Corp.	7,829	157,206
	Firstbank Corp.	9,682	87,817
*	FirstCity Financial Corp.	35,400	220,896
* #	FirstFed Financial Corp.	11,100	174,270

18

	FirstMerit Corp.	160,987	3,258,377
#	Flagstar Bancorp, Inc.	157,700	698,611
#	Flushing Financial Corp.	61,294	1,065,903
	FNB United Corp.	4,880	36,698
*	Forestar Real Estate Group, Inc.	19,792	399,007
*	Fox Chase Bancorp, Inc.	3,404	41,359
*	FPIC Insurance Group, Inc.	25,446	1,314,540
* #	Franklin Bank Corp.	48,857	27,897
* #	Franklin Credit Management Corp.	3,100	1,240
#	Frontier Financial Corp.	127,465	1,421,235
#	Fulton Financial Corp.	186,810	1,991,395
*	GAINSCO, Inc.	1,100	3,300
#	GAMCO Investors, Inc.	21,800	1,033,320
#	Gateway Financial Holdings, Inc.	34,461	237,436
	German American Bancorp, Inc.	5,600	72,744
#	Glacier Bancorp, Inc.	153,298	3,268,313
*	Golfsmith International Holdings, Inc.	1,000	3,330
	Gouverneur Bancorp, Inc.	995	7,652
#	Great Southern Bancorp, Inc.	40,132	416,169
#	Greene Bancshares, Inc.	29,522	456,115
#	Greenhill & Co., Inc.	53,700	3,549,570
	Grubb & Ellis Co.	133,374	462,808
	GS Financial Corp.	1,313	20,351
*	Guaranty Bancorp	100,441	565,483
	Guaranty Federal Bancshares, Inc.	7,720	110,242
*	Hallmark Financial Services, Inc.	45,083	416,116
#	Hancock Holding Co.	79,429	3,895,992
#	Hanmi Financial Corp.	136,147	695,711
	Harleysville Group, Inc.	90,735	3,290,958
#	Harleysville National Corp.	77,948	1,145,836
#	Harrington West Financial Group, Inc.	2,000	7,100
* #	Harris & Harris Group, Inc.	31,579	231,158
#	Heartland Financial USA, Inc.	28,137	605,790
	Hercules Technology Growth Capital, Inc.	26,722	278,176
	Heritage Commerce Corp.	35,056	421,373
	Heritage Financial Corp.	23,297	328,954
	Heritage Financial Group	200	2,118
	HF Financial Corp.	6,835	104,986
*	HFF, Inc.	17,500	87,150
	Hilb Rogal Hamilton Co.	102,200	4,655,210
*	Hilltop Holdings, Inc.	44,095	459,029
	Hingham Institution for Savings	1,609	47,465
	HMN Financial, Inc.	8,793	125,212
#	Home Bancshares, Inc.	39,281	943,941
	Home Federal Bancorp, Inc.	27,081	297,891
	HopFed Bancorp, Inc.	2,100	25,389
	Horace Mann Educators Corp.	113,138	1,685,756
	Horizon Bancorp	300	6,663
#	Horizon Financial Corp.	36,767	299,651
*	HouseValues, Inc.	14,653	41,321
	IBERIABANK Corp.	33,457	1,814,373
#	Imperial Capital Bancorp, Inc.	12,300	109,962
	Independence Holding Co.	23,216	305,058
	Independent Bank Corp. (MA)	41,423	1,145,760
	Independent Bank Corp. (MI)	62,924	466,267

19

	Indiana Community Bancorp	5,236	78,802
	Infinity Property & Casualty Corp.	53,446	2,485,239
	Integra Bank Corp.	50,038	320,744
*	International Assets Holding Corp.	9,827	279,087
	International Bancshares Corp.	137,223	3,545,842
	Intervest Bancshares Corp.	22,100	175,916
*	Investment Technology Group, Inc.	112,000	3,584,000
*	Investors Bancorp, Inc.	216,142	3,162,157
	Investors Capital Holdings, Ltd.	100	479
	Investors Title Co.	3,853	169,339
#	Irwin Financial Corp.	86,700	338,997
*	Jesup & Lamont, Inc.	1,972	2,130
	Jones Lang LaSalle, Inc.	28,700	1,429,260
* #	KBW, Inc.	53,000	1,565,620
	Kearny Financial Corp.	126,855	1,762,016
*	Kennedy-Wilson, Inc.	8,400	365,400
	Kentucky First Federal Bancorp	4,050	38,475
#	K-Fed Bancorp	24,392	247,335
*	Knight Capital Group, Inc.	270,123	4,656,921
*	LaBranche & Co., Inc.	98,800	635,284
	Lakeland Bancorp, Inc.	48,489	572,170
	Lakeland Financial Corp.	34,176	696,165
#	LandAmerica Financial Group, Inc.	51,800	887,852
	Landmark Bancorp, Inc.	2,940	63,210
	Legacy Bancorp, Inc.	15,822	218,185
#	Life Partners Holdings, Inc.	26,353	763,183
	Lincoln Bancorp	1,800	17,856
*	Liquidity Services, Inc.	55,873	612,368
	LNB Bancorp, Inc.	2,359	20,264
* #	Loopnet, Inc.	63,547	677,411
	LSB Corp.	6,062	89,414
#	Macatawa Bank Corp.	46,415	375,497
#	MainSource Financial Group, Inc.	46,730	846,280
*	MarketAxess Holdings, Inc.	87,025	874,601
* #	Marlin Business Services, Inc.	36,233	276,820
	MASSBANK Corp.	7,100	282,651
	Mayflower Bancorp, Inc.	700	6,895
*	Mays (J.W.), Inc.	200	3,368
	MB Financial, Inc.	102,093	2,841,248
#	MBT Financial Corp.	46,125	209,869
	MCG Capital Corp.	173,134	602,506
	Meadowbrook Insurance Group, Inc.	135,422	907,327
	Medallion Financial Corp.	54,066	561,205
#	Mercantile Bancorp, Inc.	1,227	20,828
	Mercantile Bank Corp.	18,345	157,950
	Mercer Insurance Group, Inc.	17,900	297,140
	Merchants Bancshares, Inc.	21,481	494,063
* #	Meridian Interstate Bancorp, Inc.	3,400	32,776
	Meta Financial Group, Inc.	6,002	111,637
	MetroCorp Bancshares, Inc.	16,401	209,277
	MicroFinancial, Inc.	23,300	100,656
	Mid Penn Bancorp, Inc.	1,110	27,805
	MidSouth Bancorp, Inc.	3,028	53,747
#	Midwest Banc Holdings, Inc.	67,520	376,086
	MidWestOne Financial Group, Inc.	281	3,937

20

	Monroe Bancorp	2,000	23,420
*	Move, Inc.	451,820	1,219,914
	MSB Financial Corp.	500	5,385
	MutualFirst Financial, Inc.	8,104	85,659
#	Nara Bancorp, Inc.	73,911	809,325
#	National Interstate Corp.	36,402	707,291
#	National Penn Bancshares, Inc.	230,697	3,294,353
	National Western Life Insurance Co. Class A	1,700	407,048
*	Navidec Financial, Inc.	644	1,063
*	Navigators Group, Inc.	47,784	2,503,882
	NBT Bancorp, Inc.	94,799	2,378,507
	Nelnet, Inc. Class A	59,271	931,740
*	New Century Bancorp, Inc.	2,400	22,248
	New England Bancshares, Inc.	1,999	20,700
	New Hampshire Thrift Bancshares, Inc.	3,200	31,040
	New Westfield Financial, Inc.	51,670	528,067
	NewAlliance Bancshares, Inc.	264,728	3,629,421
	NewBridge Bancorp	16,983	101,728
*	Newport Bancorp, Inc.	1,400	16,905
*	Newstar Financial, Inc.	13,253	116,626
*	Newtek Business Services, Inc.	86,988	59,152
* #	NexCen Brands, Inc.	151,003	55,916
*	Nexity Financial Corp.	500	1,045
	North Central Bancshares, Inc.	1,700	33,150
	North Valley Bancorp	2,455	16,817
	Northeast Bancorp	900	10,035
	Northeast Community Bancorp, Inc.	4,800	48,480
	Northrim Bancorp, Inc.	15,945	264,209
	Northway Financial, Inc.	5,000	65,500
	Northwest Bancorp, Inc.	142,905	3,964,185
	Norwood Financial Corp.	200	6,150
#	NYMAGIC, Inc.	25,056	543,214
	Ocean Shore Holding Co.	402	4,032
	OceanFirst Financial Corp.	34,880	629,584
* #	Ocwen Financial Corp.	174,718	1,217,784
	Ohio Valley Banc Corp.	3,027	68,107
#	Old National Bancorp	192,700	3,358,761
#	Old Second Bancorp, Inc.	30,673	519,294
	optionsXpress Holding, Inc.	134,092	3,093,502
* #	Oritani Financial Corp.	68,889	1,161,469
#	PAB Bankshares, Inc.	6,964	51,951
#	Pacific Capital Bancorp	131,069	1,928,025
#	Pacific Continental Corp.	24,959	307,245
	Pacific Mercantile Bancorp	26,820	182,376
*	Pacific Premier Bancorp, Inc.	5,105	26,903
*	Pacific State Bancorp	4,100	28,392
	PacWest Bancorp	85,097	1,930,000
	Pamrapo Bancorp, Inc.	10,711	147,383
	Park Bancorp, Inc.	1,650	19,717
#	Park National Corp.	26,007	1,594,229
	Parkvale Financial Corp.	7,104	156,785
	Patriot Capital Funding, Inc.	194	1,439
	Patriot National Bancorp	1,700	23,375
	PAULA Financial	5,900	11,888
#	Peapack-Gladstone Financial Corp.	18,850	552,870

21

* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	65,600	146,944
	Penns Woods Bancorp, Inc.	6,423	189,800
*	Pennsylvania Commerce Bancorp, Inc.	20,318	568,091
*	Penson Worldwide, Inc.	47,577	801,672
	Peoples Bancorp of North Carolina	3,281	36,583
	Peoples Bancorp, Inc. (709788202)	555	7,146
	Peoples Bancorp, Inc. (709789101)	29,318	602,192
#	PFF Bancorp, Inc.	36,700	44,774
*	Pico Holdings, Inc.	64,310	3,063,728
	Pinnacle Bancshares, Inc.	35	307
* #	Pinnacle Financial Partners, Inc.	41,935	1,061,794
*	Piper Jaffray Companies, Inc.	43,900	1,668,639
*	PMA Capital Corp. Class A	91,908	872,207
#	PMI Group, Inc.	39,800	142,882
	Porter Bancorp, Inc.	3,500	65,135
* #	Portfolio Recovery Associates, Inc.	45,305	1,927,275
#	Preferred Bank	16,485	161,058
	Premier Financial Bancorp, Inc.	5,800	55,100
	Presidential Life Corp.	64,887	1,167,966
	Princeton National Bancorp, Inc.	3,501	95,402
#	PrivateBancorp, Inc.	63,220	1,937,061
*	ProAssurance Corp.	95,850	5,166,315
	Prosperity Bancshares, Inc.	121,211	3,875,116
	Providence Community Bancshares, Inc.	400	5,284
#	Provident Bankshares Corp.	89,493	692,676
	Provident Financial Holdings, Inc.	19,558	123,998
	Provident Financial Services, Inc.	184,653	2,815,958
	Provident New York Bancorp	121,047	1,675,290
#	Pulaski Financial Corp.	29,961	290,622
	QC Holdings, Inc.	36,280	229,652
	Rainier Pacific Financial Group, Inc.	20,266	148,752
	Renasant Corp.	40,760	770,772
	Republic Bancorp, Inc. Class A	61,097	1,810,304
*	Republic First Bancorp, Inc.	12,871	115,710
#	Resource America, Inc.	51,153	631,740
*	Rewards Network, Inc.	85,870	433,643
	Riverview Bancorp, Inc.	33,183	216,021
	RLI Corp.	67,800	3,790,698
#	Rockville Financial, Inc.	35,227	509,735
#	Roma Financial Corp.	29,094	441,938
	Rome Bancorp, Inc.	17,600	190,080
	Royal Bancshares of Pennsylvania, Inc. Class A	6,712	32,016
	Rurban Financial Corp.	790	7,884
#	S&T Bancorp, Inc.	74,471	2,499,247
#	S.Y. Bancorp, Inc.	39,829	1,124,771
	Safety Insurance Group, Inc.	32,989	1,418,527
	Salisbury Bancorp, Inc.	152	4,484
	Sanders Morris Harris Group, Inc.	50,839	533,809
#	Sandy Spring Bancorp, Inc.	43,650	781,335
#	SCBT Financial Corp.	19,313	653,359
*	Seabright Insurance Holdings	48,700	591,218
#	Seacoast Banking Corp. of Florida	51,753	454,391
#	Security Bank Corp.	41,383	156,842
	Selective Insurance Group, Inc.	170,995	4,127,819

22

#	Shore Bancshares, Inc.	2,600	59,566
	Siebert Financial Corp.	21,700	68,030
#	Sierra Bancorp	27,607	436,191
*	Signature Bank	59,677	1,764,649
	Simmons First National Corp. Class A	40,238	1,143,564
#	Smithtown Bancorp, Inc.	30,866	586,763
#	South Financial Group, Inc.	137,000	931,600
#	South Street Financial Corp.	400	2,250
*	Southcoast Financial Corp.	8,156	93,998
	Southern Banc Co., Inc.	200	2,160
	Southern Community Financial Corp.	18,584	90,504
*	Southern Connecticut Bancorp, Inc.	2,000	13,700
*	Southern First Bancshares, Inc.	6,125	69,029
	Southside Bancshares, Inc.	26,236	570,633
	Southwest Bancorp, Inc.	42,876	722,032
	Southwest Georgia Financial Corp.	653	11,134
*	Specialty Underwriters’ Alliance, Inc.	2,986	15,677
	State Auto Financial Corp.	114,012	3,519,550
#	State Bancorp, Inc.	34,660	514,701
#	StellarOne Corp.	31,217	524,133
	Sterling Bancorp	52,743	822,263
	Sterling Bancshares, Inc.	199,782	1,965,855
#	Sterling Financial Corp.	137,207	1,398,139
	Stewart Information Services Corp.	46,300	866,273
*	Stifel Financial Corp.	62,250	2,544,158
*	Stratus Properties, Inc.	20,345	590,615
	Suffolk Bancorp	29,032	1,031,507
*	Sun American Bancorp	2,560	5,171
*	Sun Bancorp, Inc.	64,225	757,855
* #	Superior Bancorp	24,557	165,023
#	Susquehanna Bancshares, Inc.	170,328	2,721,841
*	Susser Holdings Corp.	4,100	76,711
	Sussex Bancorp	600	4,620
* #	SVB Financial Group	93,186	5,223,075
	SWS Group, Inc.	77,707	1,568,127
	Taylor Capital Group, Inc.	32,243	349,192
#	TCF Financial Corp.	101,200	1,593,900
#	Team Financial, Inc.	2,751	10,894
	Teche Holding Co.	2,022	67,232
* #	Tejon Ranch Co.	46,700	1,597,607
#	Temecula Valley Bancorp, Inc.	27,541	142,112
*	Texas Capital Bancshares, Inc.	59,712	932,104
	TF Financial Corp.	4,100	88,396
*	The Bancorp, Inc.	41,146	189,272
*	The Intergroup Corp.	1,960	32,742
	The Phoenix Companies, Inc.	256,500	3,054,915
	The Savannah Bancorp, Inc.	2,325	33,829
#	The Wilber Corp.	4,666	39,194
	Thomas Properties Group, Inc.	44,362	427,206
*	Thomas Weisel Partners Group, Inc.	42,001	257,046
#	TIB Financial Corp.	9,499	66,493
*	Tidelands Bancshares, Inc.	3,700	28,046
#	TierOne Corp.	55,312	312,513
	Timberland Bancorp, Inc.	25,454	199,559
	Tompkins Financial Corp.	19,256	871,912

23

	Tower Financial Corp.	2,600	25,272
#	Tower Group, Inc.	46,756	979,538
#	TowneBank	3,550	69,332
*	Tradestation Group, Inc.	117,687	1,181,577
* #	Trenwick Group, Ltd.	11,975	4
* #	Triad Guaranty, Inc.	29,202	44,679
	Trico Bancshares	43,500	715,140
#	TrustCo Bank Corp. (NY)	199,202	1,948,196
#	Trustmark Corp.	108,153	2,075,456
#	UCBH Holdings, Inc.	203,969	1,193,219
	UMB Financial Corp.	127,501	6,633,877
#	Umpqua Holdings Corp.	160,026	2,233,963
*	Unico American Corp.	12,100	101,035
#	Union Bankshares Corp.	37,052	841,451
	Union Bankshares, Inc.	1,008	20,130
*	United America Indemnity, Ltd.	19,106	290,793
	United Bancshares, Inc.	300	3,414
#	United Bankshares, Inc.	109,801	2,827,376
*	United Capital Corp.	11,750	291,165
#	United Community Banks, Inc.	123,312	1,450,149
	United Community Financial Corp.	80,179	289,446
	United Financial Bancorp, Inc.	29,146	372,777
	United Fire & Casualty Co.	76,486	2,274,694
*	United PanAm Financial Corp.	52,952	196,452
#	United Security Bancshares (CA)	23,223	336,037
	United Western Bancorp, Inc.	14,231	154,691
	Unity Bancorp, Inc.	8,914	51,077
*	Universal American Corp.	150,488	1,981,927
	Universal Insurance Holdings, Inc.	74,080	276,318
	Univest Corporation of Pennsylvania	36,652	1,058,876
	Valley National Bancorp	1,852	37,059
	ViewPoint Financial Group	47,768	782,918
#	Vineyard National Bancorp Co.	35,043	23,479
*	Virginia Commerce Bancorp, Inc.	76,351	403,133
	VIST Financial Corp.	3,437	46,400
*	Waccamaw Bankshares, Inc.	1,300	8,450
	Wainwright Bank & Trust Co.	605	5,391
	Washington Banking Co.	23,182	213,274
#	Washington Federal, Inc.	149,312	2,572,646
	Washington Trust Bancorp, Inc.	38,297	940,957
* #	Waterstone Financial, Inc.	48,258	474,376
	Wayne Savings Bancshares, Inc.	1,800	17,406
	Webster Financial Corp.	116,123	2,475,742
	Wesbanco, Inc.	73,148	1,812,607
#	West Bancorporation	57,458	696,966
	West Coast Bancorp	45,395	498,437
#	Westamerica Bancorporation	85,557	4,380,518
* #	Western Alliance Bancorp	90,897	1,181,661
	Westwood Holdings Group, Inc.	23,797	1,144,636
*	White River Capital, Inc.	400	6,300
#	Whitney Holding Corp.	123,033	2,663,664
	Willow Financial Bancorp, Inc.	43,686	433,365
#	Wilmington Trust Corp.	62,731	1,472,297
	Wilshire Bancorp, Inc.	79,650	1,080,851
*	Wilshire Enterprises, Inc.	7,207	26,522

24

	Wintrust Financial Corp.	68,119	1,583,767
*	World Acceptance Corp.	54,709	2,134,745
* #	WSB Financial Group, Inc.	600	702
	WSB Holdings, Inc.	3,500	17,150
	WVS Financial Corp.	482	7,688
	Yadkin Valley Financial Corp.	7,563	123,655
	Zenith National Insurance Corp.	90,604	3,460,167
* #	ZipRealty, Inc.	47,934	217,141
Total Financials			398,789,139

Health Care — (11.6%)
*	A.D.A.M., Inc.	9,300	60,357
* #	Abaxis, Inc.	71,370	1,419,549
* #	Abiomed, Inc.	81,680	1,471,874
* #	Acadia Pharmaceuticals, Inc.	112,904	287,905
*	Accelr8 Technology Corp.	2,280	8,858
*	Accelrys, Inc.	91,198	467,846
* #	Accentia Biopharmaceuticals, Inc.	60,209	47,565
* #	Access Pharmaceuticals, Inc.	5,300	16,430
*	Achillion Pharmaceuticals, Inc.	727	1,905
*	Acorda Therapeutics, Inc.	65,354	1,839,715
* #	Acusphere, Inc.	66,431	28,632
*	Adolor Corp.	128,100	417,606
* #	Advanced Life Sciences Holdings, Inc.	91,900	102,928
* #	Advanced Medical Optics, Inc.	121,625	2,630,749
*	ADVENTRX Pharmaceuticals, Inc.	161,900	45,348
*	Affymax, Inc.	11,425	214,105
* #	Affymetrix, Inc.	230,299	1,975,965
*	Air Methods Corp.	38,330	1,106,587
* #	Akorn, Inc.	241,310	1,170,354
*	Albany Molecular Research, Inc.	100,956	1,759,663
* #	Alexza Pharmaceuticals, Inc.	63,794	338,746
* #	Align Technology, Inc.	188,140	2,453,346
*	Alkermes, Inc.	288,901	3,862,606
*	Alliance Imaging, Inc.	150,000	1,741,500
*	Allied Healthcare International, Inc.	140,851	319,732
*	Allied Healthcare Products, Inc.	11,045	69,860
*	Allion Healthcare, Inc.	39,821	275,163
*	Allos Therapeutics, Inc.	210,838	1,967,119
* #	Allscripts Healthcare Solutions, Inc.	165,624	2,375,048
*	Almost Family, Inc.	13,308	601,655
* #	Alnylam Pharmaceuticals, Inc.	114,905	3,406,933
#	Alpharma, Inc. Class A	123,388	4,404,952
*	Alteon, Inc.	1,136	1,818
*	Altus Pharmaceuticals, Inc.	19,900	31,641
* #	Amag Pharmaceuticals, Inc.	43,424	1,680,075
* #	Amedisys, Inc.	80,834	4,301,985
*	America Services Group, Inc.	29,845	323,520
*	American Caresource Holding, Inc.	14,308	115,466
*	American Claims Evaluation, Inc.	1,000	1,140
*	American Dental Partners, Inc.	37,992	474,900
* #	American Medical Systems Holdings, Inc.	205,460	3,657,188
*	American Shared Hospital Services	9,244	25,883
*	AMERIGROUP Corp.	164,300	4,252,084
*	AMICAS, Inc.	126,264	369,954

25

*	AMN Healthcare Services, Inc.	99,100	1,882,900
*	Amsurg Corp.	90,113	2,442,963
*	Anadys Pharmaceuticals, Inc.	19,854	52,415
	Analogic Corp.	40,065	2,712,401
*	Anesiva, Inc.	64,845	142,011
*	Angeion Corp.	215	1,107
*	AngioDynamics, Inc.	55,557	912,802
*	Anika Therapeutics, Inc.	33,386	284,783
* #	Antigenics, Inc.	139,379	242,519
*	AP Pharma, Inc.	10,290	15,126
*	APP Pharmaceuticals, Inc.	59,627	1,411,371
*	Apria Healthcare Group, Inc.	128,200	2,535,796
*	Aradigm Corp.	13,657	8,877
*	Arcadia Resources, Inc.	123,472	33,337
* #	Ardea Biosciences, Inc.	19,200	255,744
* #	Arena Pharmaceuticals, Inc.	174,716	1,060,526
* #	Ariad Pharmaceuticals, Inc.	213,568	664,196
*	Arqule, Inc.	107,399	378,044
* #	Array BioPharma, Inc.	132,903	1,085,818
*	Arrhythmia Research Technology, Inc.	8,700	44,849
* #	Arthrocare Corp.	78,910	2,023,252
* #	Aspect Medical Systems, Inc.	67,623	353,668
*	Assisted Living Concepts, Inc.	102,822	727,980
* #	AtheroGenics, Inc.	113,700	73,905
*	AtriCure, Inc.	28,499	292,115
#	Atrion Corp.	6,330	729,722
*	ATS Medical, Inc.	119,797	354,599
* #	Auxilium Pharmaceuticals, Inc.	89,101	3,502,560
*	Avalon Pharmaceuticals, Inc.	35,161	19,342
* #	AVANIR Pharmaceuticals Class A	91,935	80,995
* #	AVANT Immunotherapeutics, Inc.	29,345	405,841
* #	AVI BioPharma, Inc.	155,300	173,936
*	Avigen, Inc.	97,151	396,376
*	Bioanalytical Systems, Inc.	5,617	27,299
* #	BioCryst Pharmaceuticals, Inc.	102,436	345,209
*	Bio-Imaging Technologies, Inc.	52,220	413,060
* #	BioLase Technology, Inc.	74,688	191,201
*	BioMimetic Therapeutics, Inc.	36,687	422,634
*	Bio-Reference Laboratories, Inc.	39,186	1,110,139
*	BioSante Pharmaceuticals, Inc.	75,556	390,625
*	BioScrip, Inc.	121,967	490,307
*	BioSphere Medical, Inc.	57,953	242,823
* #	Bovie Medical Corp.	54,492	397,792
#	Brookdale Senior Living, Inc.	29,100	641,655
*	Bruker BioSciences Corp.	322,519	4,979,693
* #	BSD Medical Corp.	69,146	549,711
* #	Cadence Pharmaceuticals, Inc.	55,244	547,468
* #	Caliper Life Sciences, Inc.	153,974	460,382
	Cambrex Corp.	84,680	549,573
*	Candela Corp.	76,010	232,591
*	Cantel Medical Corp.	46,460	445,551
*	Capital Senior Living Corp.	86,010	676,899
*	Caraco Pharmaceutical Laboratories, Ltd.	79,592	1,281,431
*	Cardiac Science Corp.	63,623	652,136
*	Cardica, Inc.	30,842	251,054

26

*	CardioDynamics International Corp.	12,700	17,399
*	Cardiotech International, Inc.	55,063	26,986
* #	Cardium Therapeutics, Inc.	2,100	4,305
*	CAS Medical Systems, Inc.	106	353
*	Celera Corp.	510,795	7,151,130
* #	Cell Genesys, Inc.	214,620	210,328
* #	Cell Therapeutics, Inc.	39,625	9,153
*	Centene Corp.	129,100	2,915,078
* #	Cepheid, Inc.	178,706	3,323,932
*	Cerus Corp.	86,832	387,271
*	Chad Therapeutics, Inc.	9,065	1,858
	Chemed Corp.	76,165	3,331,457
*	Clarient, Inc.	19,000	40,850
* #	Cleveland Biolabs, Inc.	8,704	43,346
* #	Clinical Data, Inc.	48,239	797,391
* #	Columbia Laboratories, Inc.	140,151	511,551
* #	Combimatrix Corp.	10,313	148,095
* #	Combinatorx, Inc.	89,773	283,683
	Computer Programs & Systems, Inc.	30,201	819,353
* #	Conceptus, Inc.	84,064	1,420,682
*	Conmed Corp.	77,642	2,481,438
*	Continucare Corp.	6,598	16,759
#	Cooper Companies, Inc.	81,450	2,999,804
*	Corcept Therapeutics, Inc.	63,406	117,935
*	Cortex Pharmaceuticals, Inc.	83,000	76,360
*	Corvel Corp.	41,673	1,213,101
*	CPEX Pharmaceuticals, Inc.	6,125	101,124
* #	Critical Therapeutics, Inc.	92,403	24,025
*	Cross Country Healthcare, Inc.	88,958	1,393,972
*	CryoLife, Inc.	74,900	1,181,922
*	Cubist Pharmaceuticals, Inc.	157,497	3,469,659
*	CuraGen Corp.	172,103	165,219
*	Curis, Inc.	120,759	210,121
*	Cutera, Inc.	43,085	481,259
* #	CV Therapeutics, Inc.	160,805	1,847,649
* #	Cyberonics, Inc.	74,636	1,600,942
*	Cyclacel Pharmaceuticals, Inc.	69,644	117,002
*	Cynosure, Inc. Class A	17,800	441,084
* #	Cypress Bioscience, Inc.	104,863	719,360
*	Cytokinetics, Inc.	75,528	392,746
*	Cytomedix, Inc.	36,200	27,874
* #	Cytori Therapeutics, Inc.	55,237	352,964
* #	CytRx Corp.	1,700	1,020
	Datascope Corp.	44,121	2,206,050
	Daxor Corp.	8,978	165,195
*	Del Global Technologies Corp.	21,254	31,881
* #	Dendreon Corp.	247,479	1,455,177
* #	DepoMed, Inc.	149,214	652,065
* #	Dexcom, Inc.	81,264	559,096
*	Dialysis Corporation of America	17,204	135,395
*	Digirad Corp.	28,926	45,703
*	Dionex Corp.	56,015	3,651,618
* #	Discovery Laboratories, Inc.	248,926	497,852
* #	Durect Corp.	204,316	1,082,875
*	DUSA Pharmaceuticals, Inc.	62,661	104,017

27

*	Dyadic International, Inc.	21,100	2,427
*	Dyax Corp.	179,149	859,915
* #	Dynacq Healthcare, Inc.	21,151	102,582
* #	Dynavax Technologies Corp.	117,492	192,687
*	Eclipsys Corp.	97,890	2,183,926
*	Elite Pharmaceuticals, Inc.	64,000	14,720
*	Emageon, Inc.	38,606	93,040
* #	Emergency Medical Services Corp. Class A	18,690	622,003
*	Emergent Biosolutions, Inc.	45,500	630,630
* #	Emeritus Corp.	75,951	1,687,631
*	Emisphere Technologies, Inc.	84,542	308,578
*	Encision, Inc.	2,013	3,422
* #	Endocare, Inc.	8,166	20,007
*	Endologix, Inc.	133,985	364,439
* #	Entremed, Inc.	175,076	82,286
*	Enzo Biochem, Inc.	107,004	1,385,702
* #	Enzon Pharmaceuticals, Inc.	129,700	1,173,785
* #	Epicept Corp.	11,901	7,498
* #	EPIX Pharmaceuticals, Inc.	97,783	173,076
*	eResearch Technology, Inc.	167,069	2,253,761
*	Escalon Medical Corp.	3,000	8,310
*	etrials Worldwide, Inc.	41,371	62,057
* #	ev3, Inc.	219,432	2,679,265
*	Evotec AG Sponsored ADR	47,616	192,845
*	Exact Sciences Corp.	86,068	92,093
*	Exactech, Inc.	29,897	773,435
* #	Exelixis, Inc.	281,150	1,599,744
* #	Farville, Inc.	10,420	552
*	Five Star Quality Care, Inc.	97,800	393,156
*	Genaera Corp.	3,716	4,199
* #	Genitope Corp.	106,550	5,328
*	Genomic Health, Inc.	57,056	1,275,202
* #	Genta, Inc.	43,765	14,880
*	Gentiva Health Services, Inc.	79,163	2,203,106
* #	GenVec, Inc.	242,589	332,347
* #	Geron Corp.	208,109	955,220
*	Greatbatch, Inc.	63,988	1,562,587
* #	GTC Biotherapeutics, Inc.	47,267	22,925
* #	GTx, Inc.	82,441	1,460,030
*	Haemonetics Corp.	78,447	4,920,196
* #	Halozyme Therapeutics, Inc.	146,348	1,141,514
* #	Hana Biosciences, Inc.	6,554	3,474
*	Hanger Orthopedic Group, Inc.	53,352	903,249
*	Harvard Bioscience, Inc.	101,036	462,745
*	Health Grades, Inc.	69,856	232,620
*	Health Management Associates, Inc.	578,450	3,360,795
*	HealthAxis, Inc.	750	345
*	HealthExtras, Inc.	119,940	3,910,044
* #	HEALTHSOUTH Corp.	175,755	3,161,832
*	Healthspring, Inc.	177,570	3,526,540
*	HealthStream, Inc.	70,972	203,690
*	HealthTronics, Inc.	100,136	422,574
*	Healthways, Inc.	82,200	1,565,910
* #	Hemispherx Biopharma, Inc.	173,100	112,515
#	Hill-Rom Holdings, Inc.	81,033	2,426,128

28

* #	Hi-Tech Pharmacal Co., Inc.	34,325	321,625
*	HMS Holdings Corp.	68,234	1,691,521
*	Hollis-Eden Pharmaceuticals, Inc.	76,053	127,769
*	Home Diagnostics, Inc.	22,009	227,353
	Hooper Holmes, Inc.	221,494	338,886
*	Human Genome Sciences, Inc.	361,508	2,678,774
* #	Hythiam, Inc.	71,290	153,986
*	IBioPharma, Inc.	40,600	64,960
*	Icagen, Inc.	5,800	8,236
*	ICU Medical, Inc.	41,450	1,258,837
*	Idenix Pharmaceuticals, Inc.	110,835	901,089
* #	Idera Pharmaceuticals, Inc.	62,058	907,288
* #	IDM Pharma, Inc.	43,569	157,720
*	I-Flow Corp.	68,500	671,985
*	Immtech International, Inc.	42,717	28,620
*	Immucor, Inc.	119,529	3,850,029
*	Immunicon Corp.	82,243	4,935
* #	ImmunoGen, Inc.	125,253	673,861
* #	Immunomedics, Inc.	188,800	407,808
*	IMPATH Bankruptcy Liquidating Trust	21,200	5,512
* # ●	Impax Laboratories, Inc.	123,844	990,876
*	Implant Sciences Corp.	37,100	37,842
*	Incyte Corp.	241,715	2,472,744
* #	Indevus Pharmaceuticals, Inc.	204,990	450,978
*	Infinity Pharmaceuticals, Inc.	63,284	466,403
*	Inhibitex, Inc.	30,600	18,666
*	Inovio Biomedical Corp.	120,190	115,382
*	Insite Vision, Inc.	9,715	5,246
* #	Insmed, Inc.	35,318	16,953
* #	Inspire Pharmaceuticals, Inc.	137,320	617,940
* #	Integra LifeSciences Holdings	79,758	3,867,465
*	IntegraMed America, Inc.	25,260	206,374
*	Interleukin Genetics, Inc.	42,433	42,433
* #	InterMune, Inc.	98,500	1,868,545
* #	Interpharm Holdings, Inc.	59,000	767
* #	Introgen Therapeutics, Inc.	123,093	114,476
	Invacare Corp.	104,500	2,657,435
*	Inventiv Health, Inc.	83,677	1,846,751
*	Iridex Corp.	24,249	96,996
* #	IRIS International, Inc.	55,624	1,030,156
* #	Isis Pharmaceuticals, Inc.	251,513	4,446,750
* #	Isolagen, Inc.	114,700	153,698
*	IsoRay, Inc.	4,000	3,600
*	Ista Pharmaceuticals, Inc.	91,545	164,781
*	IVAX Diagnostics, Inc.	15,500	9,300
*	Javelin Pharmaceuticals, Inc.	119,300	332,847
* #	Kendle International, Inc.	42,903	2,121,553
*	Kensey Nash Corp.	33,602	1,210,008
*	Keryx Biopharmaceuticals, Inc.	123,650	65,535
	Kewaunee Scientific Corp.	6,665	93,110
*	Kindred Healthcare, Inc.	130,878	4,048,057
*	K-V Pharmaceutical Co. Class A	105,848	2,386,872
*	K-V Pharmaceutical Co. Class B	23,286	526,264
* #	La Jolla Pharmaceutical Co.	113,751	201,339
	Landauer, Inc.	26,200	1,709,812

29

*	Langer, Inc.	8,100	8,100
*	Lannet Co., Inc.	76,065	262,424
#	LCA-Vision, Inc.	59,928	337,994
*	Lexicon Pharmaceuticals, Inc.	267,710	497,941
* #	LHC Group, Inc.	43,643	1,271,321
*	LifePoint Hospitals, Inc.	88,300	2,979,242
* #	Ligand Pharmaceuticals, Inc. Class B	203,300	687,154
*	Lipid Sciences, Inc.	62,830	21,991
* #	Luminex Corp.	86,443	2,203,432
*	Magellan Health Services, Inc.	92,701	4,038,056
*	Magyar Bancorp, Inc.	1,800	16,650
* #	Mannkind Corp.	139,493	453,352
* #	Martek Biosciences Corp.	98,720	3,298,235
*	Matrixx Initiatives, Inc.	28,775	509,893
*	Maxygen, Inc.	111,352	548,965
* #	MDRNA, Inc.	68,033	51,705
*	Medarex, Inc.	344,765	2,544,366
*	MedCath Corp.	60,549	1,287,877
*	Medical Action Industries, Inc.	46,340	610,298
*	Medical Staffing Network Holdings, Inc.	74,400	200,136
*	MediciNova, Inc.	1,300	5,005
#	Medicis Pharmaceutical Corp. Class A	132,800	2,750,288
* #	Medivation, Inc.	55,414	1,373,713
*	MEDTOX Scientific, Inc.	23,945	418,559
*	Memory Pharmaceuticals Corp.	151,207	49,913
*	Memry Corp.	83,300	208,250
#	Mentor Corp.	68,470	1,689,840
	Merge Healthcare, Inc.	64,793	81,639
	Meridian Bioscience, Inc.	113,134	3,215,268
*	Merit Medical Systems, Inc.	77,876	1,507,679
*	Metabasis Therapeutics, Inc.	97,817	146,726
*	Metropolitan Health Networks, Inc.	142,700	316,794
* #	Micromet, Inc.	68,731	428,194
*	Micrus Endovascular Corp.	33,198	418,295
* #	MiddleBrook Pharmaceuticals, Inc.	131,301	273,106
* #	Milestone Scientific, Inc.	17,200	12,040
* #	Minrad International, Inc.	160,286	269,280
* #	Molecular Insight Pharmaceuticals, Inc.	9,854	84,153
* #	Molina Healthcare, Inc.	75,700	2,382,279
* #	Momenta Pharmaceuticals, Inc.	69,947	1,003,040
*	Monogram Biosciences, Inc.	285,665	237,102
*	MTS Medication Technologies	19,492	108,668
* #	MWI Veterinary Supply, Inc.	28,360	1,117,100
* #	Nabi Biopharmaceuticals	185,850	1,070,496
* #	Nanogen, Inc.	94,714	31,256
*	National Dentex Corp.	5,917	55,975
	National Healthcare Corp.	34,108	1,704,377
#	National Research Corp.	23,274	744,768
* #	Natus Medical, Inc.	62,300	1,532,580
* #	Nektar Therapeutics	220,283	874,524
*	Neogen Corp.	40,256	1,049,474
*	Neopharm, Inc.	83,817	33,527
*	Neose Technologies, Inc.	137,143	48,000
*	Nephros, Inc.	1,209	556
*	Neurobiological Technologies, Inc.	385	462

30

*	Neurocrine Biosciences, Inc.	135,000	697,950
* #	Neurogen Corp.	128,649	38,595
* #	Neurometric, Inc.	31,830	35,968
* #	Nighthawk Radiology Holdings, Inc.	66,509	567,322
* #	NitroMed, Inc.	119,157	95,326
*	NMT Medical, Inc.	40,499	157,946
*	North American Scientific, Inc.	6,894	3,033
* #	Northfield Laboratories, Inc.	80,185	39,291
*	Northstar Neuroscience, Inc.	53,275	91,100
*	Novacea, Inc.	33,400	78,490
* #	NovaMed, Inc.	68,461	306,705
*	Novavax, Inc.	195,471	539,500
* #	Noven Pharmaceuticals, Inc.	72,228	892,016
*	NOVT Corp.	6,450	8,708
*	NPS Pharmaceuticals, Inc.	134,020	1,085,562
*	Nutraceutical International Corp.	32,881	403,779
* #	Nutrition 21, Inc.	500	220
* #	NuVasive, Inc.	101,952	4,859,032
* #	Nuvelo, Inc.	153,281	75,874
* #	NxStage Medical, Inc.	89,205	338,979
*	Odyssey Healthcare, Inc.	100,900	982,766
*	Omnicell, Inc.	83,173	1,276,706
* #	Omrix Biopharmaceuticals, Inc.	40,400	929,200
* #	OncoGenex Pharmaceutical, Inc.	252	1,469
* #	Onyx Pharmaceuticals, Inc.	29,153	1,191,483
*	Opexa Therapeutics, Inc.	1,600	3,312
* #	Optimer Pharmaceuticals, Inc.	51,708	411,596
*	OraSure Technologies, Inc.	128,350	640,467
*	Orchid Cellmark, Inc.	88,489	289,359
* #	Ore Pharmaceuticals, Inc.	16,675	20,677
*	Orthologic Corp.	103,463	86,909
* #	Oscient Pharmaceuticals Corp.	33,498	38,188
* #	Osiris Therapeutics, Inc.	50,981	783,068
*	Osteotech, Inc.	52,239	273,210
	Owens & Minor, Inc.	124,900	5,760,388
*	Oxigene, Inc.	93,567	121,637
* #	Pain Therapeutics, Inc.	122,622	1,146,516
* #	PainCare Holdings, Inc.	122,196	2,566
*	Palatin Technologies, Inc.	129,518	18,133
*	Palomar Medical Technologies, Inc.	54,994	795,763
*	Panacos Pharmaceuticals, Inc.	139,664	71,229
*	Par Pharmaceutical Companies, Inc.	101,300	1,442,512
*	Parexel International Corp.	163,924	5,207,865
*	PDI, Inc.	43,259	322,280
#	PDL BioPharma, Inc.	222,867	2,690,005
* #	Penwest Pharmaceuticals Co.	69,500	256,455
*	Pharmacopia, Inc.	32,550	68,355
*	Pharmanet Development Group, Inc.	52,518	1,370,720
* #	PharMerica Corp.	50,210	1,188,471
*	Phase Forward, Inc.	81,182	1,568,436
*	PHC, Inc.	26,048	64,599
*	PhotoMedex, Inc.	53,717	27,396
*	Pipex Pharmaceuticals, Inc.	9,851	6,403
* #	Poniard Pharmaceuticals, Inc.	2,913	13,982
* #	Pozen, Inc.	83,667	963,844

31

*	Progenics Pharmaceuticals, Inc.	73,000	1,003,020
*	Prospect Medical Holdings, Inc.	18,500	41,625
*	Providence Service Corp.	32,753	419,566
* #	ProxyMed, Inc.	40,279	806
* #	PSS World Medical, Inc.	186,900	3,414,663
	Psychemedics Corp.	14,625	225,225
* #	Psychiatric Solutions, Inc.	103,913	3,922,716
*	QuadraMed Corp.	26,842	241,310
*	Questcor Pharmaceuticals, Inc.	151,692	828,238
*	Quidel Corp.	91,235	1,783,644
* #	Quigley Corp.	27,442	142,973
* #	RadNet, Inc.	70,027	435,568
*	Regeneration Technologies, Inc.	99,211	930,599
*	Regeneron Pharmaceuticals, Inc.	176,237	3,827,868
*	RegeneRx Biopharmaceuticals, Inc.	16,060	20,075
*	RehabCare Group, Inc.	53,000	972,020
*	Repligen Corp.	109,038	585,534
* #	Repros Therapeutics, Inc.	37,170	309,626
*	Res-Care, Inc.	77,930	1,499,373
*	Retractable Technologies, Inc.	11,000	16,830
* #	Rigel Pharmaceuticals, Inc.	71,522	1,692,211
* #	Rochester Medical Corp.	26,138	352,602
* #	Rockwell Medical Technologies, Inc.	22,782	113,682
* #	Rotech Healthcare, Inc.	12,574	880
* #	Rural/Metro Corp.	12,052	23,501
*	RXi Pharmaceuticals Corp.	84	562
* #	Salix Pharmaceuticals, Ltd.	139,257	946,948
* #	Sangamo BioSciences, Inc.	103,397	1,032,936
*	Santarus, Inc.	172,265	403,100
* #	Savient Pharmaceuticals, Inc.	155,946	3,544,653
*	SciClone Pharmaceuticals, Inc.	142,976	213,034
#	Sciele Pharma, Inc.	99,619	1,919,658
*	SCOLR Pharma, Inc.	25,800	26,316
*	Seattle Genetics, Inc.	157,435	1,755,400
*	Senesco Technologies, Inc.	15,300	19,890
*	Senomyx, Inc.	84,798	356,152
*	SenoRx, Inc.	5,289	32,104
* #	Sequenom, Inc.	103,058	2,342,508
*	SeraCare Life Sciences, Inc.	42,521	159,454
* #	Signalife, Inc.	3,100	186
* #	Sirona Dental Systems, Inc.	104,044	2,860,170
*	Somanetics Corp.	38,279	949,319
* #	Somaxon Pharmaceuticals, Inc.	32,978	153,018
*	Sonic Innovations, Inc.	85,084	254,401
* #	SonoSite, Inc.	46,645	1,576,601
	Span-American Medical System, Inc.	9,442	121,235
*	Spectranetics Corp.	84,472	679,155
* #	Spectrum Pharmaceuticals, Inc.	82,008	140,234
*	SRI/Surgical Express, Inc.	12,700	48,895
*	Staar Surgical Co.	75,100	410,797
*	StemCells, Inc.	235,825	287,707
* #	Stereotaxis, Inc.	95,609	656,834
	Steris Corp.	175,100	6,438,427
*	Strategic Diagnostics, Inc.	64,014	154,274
*	Sun Healthcare Group, Inc.	120,692	2,074,695

32

*	Sunesis Pharmaceuticals, Inc.	10,542	16,656
*	SunLink Health Systems, Inc.	1,048	3,039
*	Sunrise Senior Living, Inc.	131,030	2,663,840
* #	SuperGen, Inc.	176,232	294,307
* #	SurModics, Inc.	54,092	2,107,965
*	Symmetry Medical, Inc.	87,200	1,500,712
*	Synovis Life Technologies, Inc.	35,439	778,240
* #	Synta Pharmaceuticals Corp.	54,716	484,784
*	Targacept, Inc.	18,658	170,721
* #	Telik, Inc.	145,638	97,577
* #	Tercica, Inc.	109,738	979,960
*	The Medicines Co.	160,792	3,916,893
*	Theragenics Corp.	96,500	323,275
* #	Theravance, Inc.	88,041	1,199,999
*	Thoratec Corp.	147,043	3,917,226
*	Threshold Pharmaceuticals, Inc.	10,400	19,240
*	Titan Pharmaceuticals, Inc.	125,683	50,273
*	Torreypines Therapeutics, Inc.	1,446	839
*	Transcend Services, Inc.	1,798	22,889
#	Trimeris, Inc.	62,478	253,661
*	U.S. Physical Therapy, Inc.	41,461	821,342
*	United Therapeutics Corp.	32,468	3,445,829
*	Urologix, Inc.	44,142	78,131
*	Uroplasty, Inc.	24,291	65,586
	Utah Medical Products, Inc.	13,529	384,224
#	Valeant Pharmaceuticals International	262,887	4,813,461
* #	Vanda Pharmaceuticals, Inc.	35,350	39,592
*	Varian, Inc.	80,699	4,011,547
*	Vascular Solutions, Inc.	45,239	377,746
*	Vaxgen, Inc.	7,600	5,358
*	Vermillion, Inc.	7,108	10,307
*	Via Pharmaceuticals, Inc.	102	163
* #	Vical, Inc.	113,923	365,693
* #	ViroPharma, Inc.	195,274	2,860,764
*	Vision-Sciences, Inc.	4,525	18,507
*	Vital Images, Inc.	48,092	755,044
	Vital Signs, Inc.	36,740	2,713,249
*	Vivus, Inc.	198,465	1,677,029
*	Vnus Medical Technologies	29,484	653,660
*	Volcano Corp.	89,468	1,643,527
* #	WebMD Health Corp. Class A	15,937	504,565
	West Pharmaceutical Services, Inc.	91,700	4,475,877
*	Wright Medical Group, Inc.	99,926	3,076,722
*	Xenoport, Inc.	70,751	3,454,771
*	XOMA, Ltd.	147,210	304,725
	Young Innovations, Inc.	5,477	112,224
* #	Zila, Inc.	75,929	25,057
* #	Zoll Medical Corp.	56,424	1,961,862
* #	Zymogenetics, Inc.	194,614	1,623,081
Total Health Care			444,092,119

Industrials — (14.4%)
* #	3-D Systems Corp.	54,136	661,542
*	A. T. Cross Co. Class A	48,813	348,525
	A.O. Smith Corp.	64,250	2,645,173

33

	AAON, Inc.	54,083	1,155,213
* #	AAR Corp.	118,483	1,880,325
	ABM Industries, Inc.	139,789	3,673,655
*	Acco Brands Corp.	170,079	1,443,971
*	Accuride Corp.	78,512	114,628
	Aceto Corp.	72,575	619,791
* #	Active Power, Inc.	141,686	107,681
	Actuant Corp.	156,556	4,939,342
#	Acuity Brands, Inc.	70,399	3,063,060
	Administaff, Inc.	83,300	2,282,420
*	AeroCentury Corp.	1,200	15,312
*	Aerosonic Corp.	10,400	24,960
*	Aerovironment, Inc.	38,302	1,281,585
*	Air Transport Services Group, Inc.	175,716	173,959
* #	Airtran Holdings, Inc.	265,329	636,790
	Alamo Group, Inc.	27,905	584,052
*	Alaska Air Group, Inc.	117,407	2,466,721
	Albany International Corp. Class A	86,188	2,643,386
	Alexander & Baldwin, Inc.	43,764	1,957,564
* #	Allegiant Travel Co.	21,974	681,414
*	Allied Defense Group, Inc.	17,800	127,270
*	Altra Holdings, Inc.	52,859	950,933
*	Amerco, Inc.	38,085	1,587,383
	American Ecology Corp.	57,950	1,881,057
*	American Locker Group, Inc.	300	998
#	American Railcar Industries, Inc.	41,910	679,361
* #	American Reprographics Co.	95,834	1,697,220
	American Science & Engineering, Inc.	26,300	1,756,840
* #	American Superconductor Corp.	103,499	2,542,970
#	American Woodmark Corp.	45,822	1,088,731
	Ameron International Corp.	25,302	2,956,792
	Ampco-Pittsburgh Corp.	30,315	1,316,884
*	Amrep Corp.	20,070	1,083,780
*	APAC Customer Services, Inc.	164,301	368,034
	Apogee Enterprises, Inc.	81,011	1,620,220
* #	Applied Energetics, Inc.	248,886	358,396
	Applied Industrial Technologies, Inc.	102,825	2,993,236
	Applied Signal Technologies, Inc.	40,737	674,197
*	Argan, Inc.	8,415	143,055
*	Argon ST, Inc.	63,425	1,583,722
#	Arkansas Best Corp.	68,300	2,364,546
* #	Arotech Corp.	37,820	55,217
	Art’s-Way Manufacturing Co., Inc.	400	5,252
*	Astec Industries, Inc.	62,395	2,146,388
*	Astronics Corp.	23,286	565,617
*	Atlas Air Worldwide Holding, Inc.	77,065	4,449,733
*	Avalon Holding Corp. Class A	4,950	21,285
* #	Avis Budget Group, Inc.	5,000	38,100
*	Axsys Technologies, Inc.	34,573	2,348,544
*	AZZ, Inc.	37,400	1,625,030
#	Badger Meter, Inc.	41,895	1,928,846
* #	Baker (Michael) Corp.	25,400	879,348
#	Baldor Electric Co.	122,833	4,377,768
*	Baldwin Technology Co., Inc. Class A	28,039	88,603
	Barnes Group, Inc.	154,669	3,730,616

34

	Barrett Business Services, Inc.	34,726	503,527
*	Beacon Roofing Supply, Inc.	87,769	1,428,879
#	Belden, Inc.	151,150	5,553,251
*	Blount International, Inc.	137,000	1,728,940
#	BlueLinx Holdings, Inc.	76,100	548,681
	Bowne & Co., Inc.	68,860	833,206
	Brady Co. Class A	76,176	2,796,421
*	Breeze-Eastern Corp.	29,596	314,310
#	Briggs & Stratton Corp.	141,200	2,118,000
*	BTU International, Inc.	28,642	280,405
* #	Builders FirstSource, Inc.	105,846	536,639
*	Butler International, Inc.	8,000	3,360
#	C&D Technologies, Inc.	84,668	651,097
* #	CAI International, Inc.	3,810	56,388
*	Cano Petroleum, Inc.	86,018	272,677
* #	Capstone Turbine Corp.	303,200	824,704
	Carlisle Companies, Inc.	87,688	2,840,214
	Cascade Corp.	35,700	1,852,116
*	Casella Waste Systems, Inc. Class A	76,289	1,015,407
*	CBIZ, Inc.	206,495	1,755,208
	CDI Corp.	57,200	1,435,720
*	CECO Environmental Corp.	35,213	167,614
*	Celadon Group, Inc.	68,301	879,034
* #	Cenveo, Inc.	153,300	1,589,721
* #	Ceradyne, Inc.	77,636	3,498,278
	Champion Industries, Inc.	29,129	136,324
*	Channell Commercial Corp.	7,000	2,660
*	Chart Industries, Inc.	56,497	2,609,031
	Chase Corp.	28,581	494,451
	Chicago Rivet & Machine Co.	200	4,190
	CIRCOR International, Inc.	45,390	2,735,201
	Clarcor, Inc.	146,600	5,853,738
*	Clean Harbors, Inc.	58,564	4,751,883
* #	Coleman Cable, Inc.	27,644	324,817
*	Columbus McKinnon Corp.	53,995	1,473,524
*	Comforce Corp.	8,877	18,020
	Comfort Systems USA, Inc.	116,319	1,772,702
*	Commercial Vehicle Group, Inc.	65,056	666,173
*	Competitive Technologies, Inc.	25,772	64,430
	CompX International, Inc.	5,400	39,420
*	COMSYS IT Partners, Inc.	58,256	689,751
*	Conrad Industries, Inc.	6,900	86,250
* #	Consolidated Graphics, Inc.	38,682	1,503,569
	Con-way, Inc.	51,982	2,552,316
*	Cornell Companies, Inc.	33,100	898,003
	Corporate Executive Board Co.	67,421	2,454,124
*	Corrpro Companies, Inc.	6,875	9,006
* #	CoStar Group, Inc.	54,783	2,893,090
*	Covenant Transport Group Class A	29,155	127,990
*	CPI Aerostructures, Inc.	14,666	118,061
*	CRA International, Inc.	33,600	1,340,304
	Cubic Corp.	76,295	2,112,609
	Curtiss-Wright Corp.	121,900	6,566,753
	Deluxe Corp.	172,530	2,848,470
*	Devcon International Corp.	3,500	2,450

35

	Diamond Management & Technology Consultants, Inc.	94,450	564,811
*	Distributed Energy Systems Corp.	94,400	3,021
* #	Document Securities Systems, Inc.	45,540	225,423
* #	Dollar Thrifty Automotive Group, Inc.	67,500	313,875
* #	Double Eagle Petroleum Co.	18,341	298,225
	Ducommun, Inc.	30,296	801,935
*	DXP Enterprises, Inc.	15,400	909,370
*	Dynamex, Inc.	31,816	937,936
	Dynamic Materials Corp.	34,950	1,075,412
*	DynCorp International, Inc. Class A	109,619	1,730,884
#	Eagle Bulk Shipping, Inc.	121,867	3,225,819
*	Eagle Test Systems, Inc.	45,870	650,437
	Eastern Co.	20,160	295,344
	Ecology & Environment, Inc. Class A	3,936	41,722
	Electro Rent Corp.	72,456	986,851
*	EMCOR Group, Inc.	184,900	6,299,543
#	Encore Wire Corp.	66,069	1,259,936
* #	Ener1, Inc.	141,400	1,054,844
* #	Energy Conversion Devices, Inc.	10,960	823,863
* #	Energy Focus, Inc.	33,400	82,498
*	EnerSys	135,500	3,810,260
* #	ENGlobal Corp.	79,900	1,383,069
	Ennis, Inc.	74,400	1,228,344
*	EnPro Industries, Inc.	57,000	2,402,550
*	Environmental Tectonics Corp.	7,400	16,650
*	ESCO Technologies, Inc.	74,100	3,527,901
	Espey Manufacturing & Electronics Corp.	7,866	170,692
*	Esterline Technologies Corp.	73,200	4,135,068
*	Evercel, Inc.	466	382
* #	Evergreen Solar, Inc.	290,129	2,735,916
* #	Exide Technologies	142,956	1,764,077
*	Exponent, Inc.	42,910	1,319,912
*	ExpressJet Holdings, Inc.	152,700	30,540
	Federal Signal Corp.	137,000	2,196,110
*	First Advantage Corp.	38,726	647,886
*	First Aviation Services, Inc.	6,000	10,740
* #	Flanders Corp.	82,897	581,108
* #	Flow International Corp.	101,278	687,678
* ●	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	522
#	Forward Air Corp.	86,900	3,066,701
#	Franklin Electric Co., Inc.	65,020	2,815,366
	Freightcar America, Inc.	26,900	994,493
* #	Frontier Airlines Holdings, Inc.	84,304	23,605
	Frozen Food Express Industries, Inc.	50,882	307,836
* #	Fuel Tech, Inc.	41,400	759,276
* #	FuelCell Energy, Inc.	188,825	1,310,446
* #	Furmanite Corp.	101,370	1,207,317
	G & K Services, Inc. Class A	61,302	2,114,306
*	Gardner Denver Machinery, Inc.	25,876	1,168,043
	GATX Corp.	52,690	2,309,403
* #	Gehl Co.	35,350	532,725
#	Genco Shipping & Trading, Ltd.	57,160	3,586,218
	Gencorp, Inc.	162,611	1,269,992
	General Employment Enterprises, Inc.	4,817	2,938

36

*	Genesee & Wyoming, Inc.	108,675	4,674,112
*	GeoEye, Inc.	36,948	914,463
*	GeoPetro Resources Co.	2,861	6,580
*	Global Cash Access, Inc.	139,524	835,749
*	Global Payment Technologies, Inc.	3,600	1,152
#	Gorman-Rupp Co.	47,868	1,925,730
*	GP Strategies Corp.	48,452	442,367
*	Graftech International, Ltd.	272,400	5,535,168
#	Graham Corp.	8,995	840,133
	Granite Construction, Inc.	127,100	4,662,028
*	Great Lakes Dredge & Dock Corp.	3,211	24,050
	Greenbrier Companies, Inc.	49,200	986,460
* #	Griffon Corp.	85,280	1,044,680
	Hardinge, Inc.	31,360	506,150
*	Hawaiian Holdings, Inc.	139,175	1,256,750
#	Healthcare Services Group, Inc.	121,163	2,360,255
	Heartland Express, Inc.	277,941	4,591,585
#	Heico Corp.	61,600	2,194,808
	Heico Corp. Class A	43,263	1,245,974
#	Heidrick & Struggles International, Inc.	50,907	1,545,537
*	Henry Bros. Electronics, Inc.	13,944	89,939
*	Herley Industries, Inc.	39,662	761,510
#	Herman Miller, Inc.	113,270	3,187,418
* #	Hexcel Corp.	258,613	5,373,978
*	Hill International, Inc.	110,619	2,129,416
*	Hirsch International Corp. Class A	3,200	3,840
	Hi-Shear Technology Corp.	21,962	255,857
#	HNI Corp.	95,359	2,206,607
* #	Hoku Scientific, Inc.	31,465	189,419
#	Horizon Lines, Inc. Class A	70,596	916,336
	Houston Wire & Cable Co.	32,302	544,612
* #	HQ Sustainable Maritime Industries, Inc.	28,077	200,189
*	Hub Group, Inc. Class A	111,376	4,448,357
*	Hudson Highland Group, Inc.	75,100	691,671
*	Hudson Technologies, Inc.	3,900	9,126
* #	Hurco Companies, Inc.	18,760	608,387
* #	Huron Consulting Group, Inc.	38,410	2,476,677
*	Huttig Building Products, Inc.	65,980	143,177
*	ICF International, Inc.	800	14,776
*	ICT Group, Inc.	45,473	368,331
*	II-VI, Inc.	84,004	3,688,616
	IKON Office Solutions, Inc.	312,160	5,403,490
* #	Innerworkings, Inc.	87,315	1,035,556
*	Innotrac Corp.	16,000	59,200
* #	Innovative Solutions & Support, Inc.	55,430	332,026
*	Insituform Technologies, Inc. Class A	77,119	1,415,905
	Insteel Industries, Inc.	50,900	870,390
*	Integrated Electrical Services, Inc.	45,733	979,144
* #	InterDigital, Inc.	142,197	3,773,908
*	Interline Brands, Inc.	64,930	1,042,127
*	International Shipholding Corp.	17,200	348,300
*	Intersections, Inc.	50,270	539,397
*	JetBlue Airways Corp.	80,468	488,441
*	JPS Industries, Inc.	8,700	63,075
*	Kadant, Inc.	30,780	721,791

37

	Kaman Corp. Class A	70,600	2,128,590
	Kaydon Corp.	78,212	4,358,755
	Kelly Services, Inc. Class A	87,766	1,697,394
*	Kenexa Corp.	70,109	1,621,621
*	Key Technology, Inc.	14,902	425,601
*	Kforce, Inc.	113,255	1,209,563
#	Knight Transportation, Inc.	238,279	4,262,811
	Knoll, Inc.	97,400	1,604,178
*	Korn/Ferry International	122,020	2,169,516
*	K-Tron International, Inc.	10,740	1,598,005
*	L.B. Foster Co. Class A	9,200	354,752
	L.S. Starrett Co. Class A	11,108	291,474
*	LaBarge, Inc.	45,910	678,091
*	Ladish Co., Inc.	41,600	1,109,056
	Lawson Products, Inc.	25,474	767,277
*	Layne Christensen Co.	44,028	2,416,257
*	Learning Tree International, Inc.	50,681	754,640
*	LECG Corp.	73,900	602,285
#	Lennox International, Inc.	90,599	3,352,163
*	LGL Group, Inc.	4,660	29,358
#	Lindsay Corp.	34,200	2,801,322
*	LMI Aerospace, Inc.	33,541	791,232
	LSI Industries, Inc.	59,670	514,952
*	Lydall, Inc.	36,100	422,009
* #	M&F Worldwide Corp.	55,800	2,456,316
*	Mac-Gray Corp.	25,646	297,237
*	Magnetek, Inc.	93,178	428,619
* ●	MAIR Holdings, Inc.	51,616	76,908
* ●	MAIR Holdings, Inc. Escrow Shares	51,616	—
*	Manitex International, Inc.	6,890	27,147
*	Marten Transport, Ltd.	60,882	1,213,987
*	Maxco, Inc.	3,000	10,050
	McGrath Rentcorp.	72,714	2,072,349
*	Meadow Valley Corp.	2,300	24,403
*	Media Sciences International, Inc.	2,800	5,446
*	Medialink Worldwide, Inc.	20,206	4,041
*	Merrimac Industries, Inc.	2,960	15,954
* #	Mesa Air Group, Inc.	102,335	46,051
* #	Metalline Mining Co.	7,345	8,373
	Met-Pro Corp.	49,457	721,083
*	MFRI, Inc.	19,687	221,872
* #	Microvision, Inc.	135,419	352,089
* #	Middleby Corp.	37,974	2,026,293
* #	Milacron, Inc.	14,030	17,538
*	Millennium Cell, Inc.	39,488	32
*	Miller Industries, Inc.	34,904	292,146
#	Mine Safety Appliances Co.	103,000	3,741,990
*	Misonix, Inc.	21,400	58,422
* #	Mobile Mini, Inc.	98,930	2,115,123
*	Modtech Holdings, Inc.	49,050	3,924
*	Moog, Inc. Class A	102,846	4,874,900
*	Moog, Inc. Class B	7,758	369,591
	Mueller Industries, Inc.	102,145	2,865,167
#	Mueller Water Products, Inc.	48,500	527,195
	Mueller Water Products, Inc. Class B	136,679	1,418,728

38

	Multi-Color Corp.	35,280	823,435
	NACCO Industries, Inc. Class A	10,345	1,215,951
*	Nashua Corp.	7,100	66,101
*	National Patent Development Corp.	13,860	31,878
	National Technical Systems, Inc.	20,700	103,293
*	Navigant Consulting, Inc.	152,300	2,636,313
*	NCI Building Systems, Inc.	54,100	2,070,948
	Nordson Corp.	96,650	5,183,340
*	North America Galvanizing & Coatings, Inc.	34,443	352,696
* #	Odyssey Marine Exploration, Inc.	140,567	701,429
*	Old Dominion Freight Line, Inc.	103,422	3,440,850
	Omega Flex, Inc.	24,600	530,130
*	On Assignment, Inc.	107,814	1,018,842
*	Orbit International Corp.	1,977	9,717
*	Orbital Sciences Corp.	170,552	4,509,395
*	P.A.M. Transportation Services, Inc.	29,819	439,234
	Pacer International, Inc.	64,699	1,363,855
*	Paragon Technologies, Inc.	9,200	52,440
*	Park-Ohio Holdings Corp.	31,335	611,346
*	Patrick Industries, Inc.	8,995	62,066
*	Patriot Transportation Holding, Inc.	10,778	852,216
*	Pemco Aviation Group Inc	2,150	3,741
*	Perini Corp.	73,400	1,960,514
*	PGT, Inc.	5,300	27,030
* #	PHH Corp.	139,700	2,130,425
*	Pike Electric Corp.	68,670	1,294,430
*	Pinnacle Airlines Corp.	64,200	305,592
* #	Plug Power, Inc.	196,443	532,361
* #	PMFG, Inc.	51,872	1,388,095
*	Point Blank Solutions, Inc.	116,800	321,200
	Portec Rail Products, Inc.	18,625	204,130
*	Powell Industries, Inc.	33,383	1,474,861
* #	Power-One, Inc.	268,380	603,855
	Preformed Line Products Co.	11,414	624,802
*	PRG-Schultz International, Inc.	36,959	435,747
* #	Protection One, Inc.	13,795	97,945
	Providence & Worcester Railroad Co.	3,900	75,660
* #	Quality Distribution, Inc.	57,500	258,750
	Quanex Building Products Corp.	98,872	1,627,433
	Quixote Corp.	25,340	200,186
#	Raven Industries, Inc.	51,630	2,335,225
* #	RBC Bearings, Inc.	42,375	1,692,458
*	RCM Technologies, Inc.	36,854	99,874
	Regal-Beloit Corp.	88,304	4,145,873
*	Republic Airways Holdings, Inc.	123,334	1,065,606
*	Resources Connection, Inc.	137,136	3,315,948
	Robbins & Myers, Inc.	101,100	4,534,335
	Rollins, Inc.	306,575	5,447,838
*	Rush Enterprises, Inc. Class A	73,216	965,719
*	Rush Enterprises, Inc. Class B	38,231	496,621
*	Saia, Inc.	33,054	637,281
	Schawk, Inc.	73,460	1,157,730
*	School Specialty, Inc.	59,658	1,819,569
*	Schuff International, Inc.	6,700	180,900
	Servidyne, Inc.	346	1,460

39

	Servotronics, Inc.	7,820	95,404
*	SIFCO Industries, Inc.	18,330	186,966
*	Simclar, Inc.	6,300	24,948
#	Simpson Manufacturing Co., Inc.	133,541	3,712,440
	Skywest, Inc.	171,073	2,923,638
*	SL Industries, Inc.	10,946	144,487
*	SmartPros, Ltd.	10,300	39,552
*	SPACEHAB, Inc.	1,822	838
*	Sparton Corp.	11,727	48,667
*	Spherion Corp.	139,620	723,232
*	Spherix, Inc.	46,095	28,118
* #	Spire Corp.	24,326	270,505
*	Standard Parking Corp.	54,871	1,197,834
	Standard Register Co.	70,400	796,928
	Standex International Corp.	35,700	892,500
*	Stanley, Inc.	41,200	1,403,272
	Steelcase, Inc. Class A	173,091	1,921,310
*	Sterling Construction Co., Inc.	32,600	601,470
#	Sun Hydraulics, Inc.	45,203	1,495,767
	Supreme Industries, Inc.	15,920	62,487
	Sypris Solutions, Inc.	52,947	119,131
#	TAL International Group, Inc.	65,150	1,601,387
*	Taleo Corp. Class A	49,282	1,193,117
* #	Taser International, Inc.	178,500	1,160,250
*	Team, Inc.	43,700	1,665,407
*	TeamStaff, Inc.	4,425	12,213
	Tech/Ops Sevcon, Inc.	11,024	69,451
	Technology Research Corp.	18,750	44,063
	Tecumseh Products Co. Class A	36,840	972,208
*	Tecumseh Products Co. Class B	1,200	30,372
*	Teledyne Technologies, Inc.	100,500	6,264,165
*	TeleTech Holdings, Inc.	132,881	2,049,025
	Tennant Co.	52,000	1,619,800
*	Tetra Tech, Inc.	160,796	4,595,550
* #	The Advisory Board Co.	59,897	1,851,416
*	The Geo Group, Inc.	142,900	3,162,377
	Thomas Group, Inc.	8,400	26,880
#	Titan International, Inc.	93,625	2,503,533
	Todd Shipyards Corp.	20,398	304,338
#	Toro Co.	76,854	3,141,023
*	Trailer Bridge, Inc.	8,400	53,340
* #	TransDigm Group, Inc.	79,582	2,989,100
*	TRC Companies, Inc.	57,796	204,020
	Tredegar Industries, Inc.	91,191	1,805,582
* #	Trex Co., Inc.	45,600	845,880
	Triumph Group, Inc.	43,975	2,407,192
*	TRM Corp.	53,100	14,603
*	TrueBlue, Inc.	147,800	2,452,002
*	Tufco Technologies, Inc.	4,700	27,025
*	TurboChef Technologies, Inc.	87,238	532,152
	Twin Disc, Inc.	33,180	609,517
*	U.S. Home Systems, Inc.	26,949	107,527
* #	Ultralife Corp.	43,430	502,485
*	United Rentals, Inc.	104,160	1,686,350
*	United Stationers, Inc.	79,909	3,961,888

40

	Universal Forest Products, Inc.	52,405	1,721,504
*	Universal Power Group, Inc.	1,700	5,916
*	Universal Security Instruments, Inc.	7,249	46,502
*	Universal Truckload Services, Inc.	30,600	753,678
*	UQM Technologies, Inc.	81,800	188,140
*	US Airways Group, Inc.	8,400	71,316
*	USA Truck, Inc.	30,535	561,844
* #	Valence Technology, Inc.	19,099	68,565
	Valmont Industries, Inc.	17,025	1,817,249
*	Valpey Fisher Corp.	8,710	36,582
*	Versar, Inc.	24,600	136,530
	Viad Corp.	64,799	2,026,913
	Vicor Corp.	78,212	787,595
*	Volt Information Sciences, Inc.	73,759	1,034,101
	VSE Corp.	17,700	649,059
	Wabash National Corp.	90,200	783,838
	Wabtec Corp.	28,300	1,671,681
*	Waste Connections, Inc.	96,050	3,487,576
#	Watsco, Inc. Class A	67,100	3,434,849
	Watsco, Inc. Class B	3,000	153,030
	Watson Wyatt Worldwide, Inc.	58,500	3,427,515
#	Watts Water Technologies, Inc.	86,680	2,464,312
*	WCA Waste Corp.	51,195	255,975
#	Werner Enterprises, Inc.	213,184	4,862,727
*	WESCO International, Inc.	80,064	3,077,660
*	Westaff, Inc.	43,832	34,627
*	Willdan Group, Inc.	5,300	19,451
*	Willis Lease Finance Corp.	18,495	228,968
	Woodward Governor Co.	131,614	6,097,677
#	WSI Industries, Inc.	1,900	14,763
* #	YRC Worldwide, Inc.	94,800	1,715,880
*	Zareba Systems, Inc.	300	719
Total Industrials			551,328,706

Information Technology — (14.8%)
*	3Com Corp.	371,557	787,701
*	8X8, Inc.	16,900	17,407
* #	Acacia Research-Acacia Technologies	82,560	329,414
*	Access Integrated Technologies, Inc.	67,000	111,890
* #	ACI Worldwide, Inc.	104,139	1,886,999
* #	Acme Packet, Inc.	47,659	304,541
*	Acorn Factor, Inc.	6,600	29,370
*	Actel Corp.	77,235	1,064,298
*	ActivIdentity Corp.	146,125	391,615
*	Actuate Corp.	184,566	788,097
#	Acxiom Corp.	181,479	2,622,372
*	Adaptec, Inc.	351,400	1,331,806
*	ADC Telecommunications, Inc.	200,042	2,050,431
*	ADDvantage Technologies Group, Inc.	22,174	69,626
*	Adept Technology, Inc.	15,103	117,048
#	Adtran, Inc.	220,532	5,028,130
*	Advanced Analogic Technologies, Inc.	135,729	620,282
*	Advanced Energy Industries, Inc.	128,364	2,070,511
* #	Advanced Photonix, Inc.	20,800	39,520
* #	Advent Software, Inc.	80,615	3,728,444

41

*	Aehr Test Systems	18,519	80,928
*	Aetrium, Inc.	32,893	123,349
	Agilysys, Inc.	43,729	568,914
*	Airspan Networks, Inc.	124,100	58,327
* ●	Allen Organ Co.	800	7,270
	Alliance Semiconductor Corp.	47,150	45,736
*	Allied Motion Technologies, Inc.	2,800	14,588
*	American Commercial Lines, Inc.	142,183	1,750,273
	American Software, Inc. Class A	77,749	461,829
*	Amkor Technology, Inc.	365,211	2,742,735
*	Ampex Corp. Class A	5,725	573
*	Amtech Systems, Inc.	24,270	272,067
* #	Anadigics, Inc.	168,200	566,834
*	Analysts International Corp.	58,605	72,670
*	Anaren, Inc.	50,097	532,030
*	Ansys, Inc.	27,217	1,207,074
*	Apogee Technology, Inc.	3,600	2,916
*	Applied Micro Circuits Corp.	200,114	1,592,907
*	Ariba, Inc.	220,857	3,253,224
* #	Arris Group, Inc.	377,119	3,567,546
* #	Art Technology Group, Inc.	406,364	1,666,092
*	Aruba Networks, Inc.	51,815	325,916
*	ASA International, Ltd.	640	2,432
* #	Ascendia Brands, Inc.	32,095	96
*	Aspen Technology, Inc.	279,189	4,020,322
*	Astea International, Inc.	2,800	8,456
	Astro-Med, Inc.	14,982	140,232
*	Asyst Technologies, Inc.	156,000	642,720
* #	Atari, Inc.	26,708	44,068
* #	Atheros Communications	156,996	5,119,640
	Atlantic Tele-Network, Inc.	30,383	1,016,919
*	Atmel Corp.	599,111	2,510,275
*	ATMI, Inc.	100,833	2,459,317
*	Authentidate Holding Corp.	97,700	56,666
*	Autobytel, Inc.	132,745	155,312
* #	Avanex Corp.	26,723	167,019
* #	Avid Technology, Inc.	122,163	2,839,068
*	Aviza Technology, Inc.	67,330	40,398
*	Avocent Corp.	137,465	3,226,304
	AVX Corp.	31,000	355,880
*	Aware, Inc.	78,492	248,035
*	Axcelis Technologies, Inc.	307,496	1,454,456
*	Axesstel, Inc.	35,283	32,496
*	AXS-One, Inc.	74,400	21,576
*	AXT, Inc.	98,090	354,105
* #	Bankrate, Inc.	56,957	1,837,433
* #	BearingPoint, Inc.	586,461	668,566
	Bel Fuse, Inc. Class A	8,710	257,206
	Bel Fuse, Inc. Class B	27,943	777,933
*	Bell Industries, Inc.	8,500	1,275
* #	Bell Microproducts, Inc.	94,771	208,496
*	Benchmark Electronics, Inc.	192,292	3,170,895
*	BigBand Networks, Inc.	107,072	375,823
*	Bitstream, Inc.	7,200	43,128
	Black Box Corp.	47,702	1,709,640

42

	Blackbaud, Inc.	90,052	1,818,150
* #	Blackboard, Inc.	90,064	3,598,957
*	Blonder Tongue Laboratories, Inc.	9,200	10,810
*	Blue Coat Systems, Inc.	85,172	1,584,199
	Bogen Communications International, Inc.	11,900	58,013
*	Bookham, Inc.	231,616	391,431
*	Borland Software Corp.	224,887	418,290
*	Bottomline Technologies, Inc.	71,639	825,281
*	Brightpoint, Inc.	182,720	1,573,219
* #	BroadVision, Inc.	460,206	331,348
*	Brooks Automation, Inc.	216,134	2,077,048
*	BSQUARE Corp.	31,968	119,241
*	Cabot Microelectronics Corp.	68,424	2,642,535
* #	CACI International, Inc. Class A	59,446	3,010,940
*	CalAmp Corp.	71,958	143,916
*	California Micro Devices Corp.	75,197	243,638
*	Callidus Software, Inc.	59,604	283,119
*	CallWave, Inc.	64,800	150,984
*	Captaris, Inc.	89,978	359,912
*	Cascade Microtech, Inc.	17,139	101,634
#	Cass Information Systems, Inc.	17,415	634,254
*	Catalyst Semiconductor, Inc.	52,102	352,731
*	Catapult Communications Corp.	45,691	346,795
* #	Cavium Networks, Inc.	71,285	1,218,261
*	Centillium Communications, Inc.	114,489	84,722
*	CEVA, Inc.	64,567	613,387
*	Checkpoint Systems, Inc.	113,800	2,422,802
*	Cherokee International Corp.	62,569	181,450
*	Chordiant Software, Inc.	101,200	602,140
*	Chyron International Corp.	12,632	74,529
*	Ciber, Inc.	154,712	1,211,395
* #	Ciena Corp.	121,777	2,116,484
*	Ciprico, Inc.	11,397	467
*	Cirrus Logic, Inc.	250,090	1,553,059
*	Clarus Corp.	32,100	174,945
*	Clearfield, Inc.	11,200	14,560
	CLST Holdings, Inc.	23,918	8,610
*	CMGI, Inc.	87,321	1,029,515
* #	Cogent, Inc.	177,116	1,948,276
	Cognex Corp.	127,840	2,586,203
*	Coherent, Inc.	81,993	2,941,089
	Cohu, Inc.	65,598	1,095,487
*	Comarco, Inc.	24,656	58,188
# ●	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	13,550	144,308
* #	Commvault Systems, Inc.	72,695	1,225,638
*	Computer Task Group, Inc.	47,700	331,038
*	Comtech Telecommunications Corp.	68,300	3,122,676
* #	Concur Technologies, Inc.	112,683	4,952,418
* #	Concurrent Computer Corp.	18,990	134,639
*	Conexant Systems, Inc.	62,287	366,870
* #	Convera Corp.	125,374	135,404
*	Convergys Corp.	172,915	2,550,496
*	CPI International, Inc.	39,368	562,962
*	Cray, Inc.	50,604	283,888

43

*	Credence Systems Corp.	333,398	376,740
* #	Cree, Inc.	51,086	1,190,815
*	CSG Systems International, Inc.	129,232	2,442,485
*	CSP, Inc.	8,385	50,897
	CTS Corp.	82,559	1,093,081
*	CVD Equipment Corp.	11,029	46,873
*	Cyberoptics Corp.	27,611	249,603
*	Cybersource Corp.	197,588	3,394,562
*	Cymer, Inc.	118,986	3,562,441
#	Daktronics, Inc.	114,316	2,003,959
*	Data I/O Corp.	7,300	48,253
*	Datalink Corp.	31,600	186,756
	Dataram Corp.	27,130	65,383
*	DataTRAK International, Inc.	6,800	3,196
*	Datawatch Corp.	3,832	7,013
*	DDi Corp.	38,136	216,612
*	DealerTrack Holdings, Inc.	77,922	1,436,102
*	Delphax Technologies, Inc.	6,100	1,220
*	Digi International, Inc.	76,826	907,315
*	Digital Angel Corp.	171,192	87,479
* #	Digital River, Inc.	74,260	3,248,875
*	Diodes, Inc.	108,058	2,570,700
*	Ditech Networks, Inc.	109,212	169,279
*	Dot Hill Systems Corp.	129,578	282,480
* #	Double-Take Software, Inc.	23,182	303,916
*	DSP Group, Inc.	83,000	643,250
* #	DTS, Inc.	53,089	1,707,873
*	Dycom Industries, Inc.	119,366	1,913,437
*	Dynamics Research Corp.	27,808	249,438
*	EarthLink, Inc.	365,297	3,404,568
*	Easylink Services International Corp.	3,800	14,326
* #	Ebix, Inc.	300	32,868
* #	Echelon Corp.	120,810	1,571,738
*	EDCI Holdings, Inc.	20,657	85,936
*	EDGAR Online, Inc.	83,111	187,831
*	Edgewater Technology, Inc.	39,155	193,817
*	EFJohnson Technologies, Inc.	73,494	132,289
*	Elecsys Corp.	8,401	57,169
*	Electro Scientific Industries, Inc.	83,396	1,191,729
*	Electroglas, Inc.	60,300	89,847
*	Electronics for Imaging, Inc.	162,317	2,692,839
* #	Elixir Gaming Technologies, Inc.	282,714	118,740
* #	eLoyalty Corp.	29,189	143,318
* #	EMCORE Corp.	154,350	955,427
*	EMS Technologies, Inc.	44,168	1,037,506
* #	Emulex Corp.	241,300	3,238,246
*	En Pointe Technologies, Inc.	6,100	13,298
*	Endwave Corp.	36,900	221,400
* #	Enliven Marketing Technologies Corp.	83,787	56,137
*	Entegris, Inc.	371,794	2,290,251
*	Entorian Technologies, Inc.	145,395	106,138
*	Entrust, Inc.	180,989	425,324
*	Epicor Software Corp.	165,222	1,409,344
*	EPIQ Systems, Inc.	84,049	948,913
*	ePlus, Inc.	24,690	334,550

44

*	Euronet Worldwide, Inc.	110,036	2,067,576
*	Evans & Sutherland Computer Corp.	11,943	13,734
*	Evolving Systems, Inc.	11,000	20,350
*	Exar Corp.	118,838	919,806
*	Extreme Networks, Inc.	340,314	1,191,099
#	Fair Isaac Corp.	87,173	2,013,696
*	Fairchild Semiconductor Corp. Class A	218,272	2,737,131
* #	FalconStor Software, Inc.	140,405	1,055,846
* #	Faro Technologies, Inc.	41,970	991,331
* #	FEI Co.	99,154	2,685,090
* #	Finisar Corp.	915,918	1,328,081
*	Forgent Networks, Inc.	67,680	24,365
* #	FormFactor, Inc.	95,834	1,839,054
*	Forrester Research, Inc.	65,587	2,268,654
*	FortuNet, Inc.	13,648	65,510
*	Foundry Networks, Inc.	165,853	3,050,037
	Frequency Electronics, Inc.	18,800	86,104
*	FSI International, Inc.	90,939	103,670
*	Gartner Group, Inc.	44,700	1,180,527
*	Gerber Scientific, Inc.	63,000	561,960
	Gevity HR, Inc.	80,810	666,683
*	Giga-Tronics, Inc.	4,500	4,770
*	Globecomm Systems, Inc.	47,853	488,101
* #	Glu Mobile, Inc.	2,000	7,140
*	Goldleaf Financial Solutions, Inc.	57,085	98,186
*	Greenfield Online, Inc.	74,200	1,287,370
* #	GSE Systems, Inc.	38,896	313,113
*	GSI Technology, Inc.	23,587	89,631
*	GTSI Corp.	31,222	215,432
*	Guidance Software, Inc.	37,774	240,620
*	Hackett Group, Inc.	139,433	892,371
*	Halifax Corp.	1,000	750
*	Harmonic, Inc.	232,347	2,044,654
*	Harris Stratex Networks, Inc. Class A	72,616	679,686
*	Hauppauge Digital, Inc.	32,457	45,440
#	Heartland Payment Systems, Inc.	107,197	2,418,364
	Henry Jack & Associates, Inc.	78,767	1,577,703
*	hi/fn, Inc.	45,100	179,047
* #	Hittite Microwave Corp.	90,710	3,210,227
*	Hughes Communications, Inc.	38,738	1,710,283
*	Hutchinson Technology, Inc.	77,500	1,122,975
*	Hypercom Corp.	168,500	766,675
*	I.D. Systems, Inc.	33,870	304,491
* #	i2 Technologies, Inc.	62,200	896,302
	iBasis, Inc.	126,663	463,587
*	Ibis Technology Corp.	27,000	1,350
*	iCAD, Inc.	3,500	14,980
*	iGATE Capital Corp.	151,665	1,706,231
* #	iGo, Inc.	96,612	109,172
*	Ikanos Communications	49,350	128,310
* #	ImageWare Systems, Inc.	45,400	20,430
*	I-many, Inc.	110,892	77,070
	Imation Corp.	99,072	2,104,289
#	Imergent, Inc.	37,362	422,564
* #	Immersion Corp.	75,600	502,740

45

*	InFocus Corp.	123,013	179,599
	InfoGROUP, Inc.	128,949	851,063
*	Informatica Corp.	257,957	4,351,735
	InfoSpace, Inc.	89,946	1,052,368
*	Innodata Isogen, Inc.	70,793	206,008
*	Innovex, Inc.	51,200	34,304
*	InPlay Technologies, Inc.	9,800	2,254
*	Insight Enterprises, Inc.	130,041	2,163,882
*	Insightful Corp.	6,100	11,285
*	InsWeb Corp.	1,533	9,827
	Integral Systems, Inc.	32,175	1,447,553
*	Integrated Device Technology, Inc.	222,345	2,354,634
*	Integrated Silicon Solution, Inc.	74,354	292,955
*	Intelli-Check, Inc.	39,587	89,071
*	Intelligent Systems Corp.	14,381	46,019
*	Intelligroup, Inc.	29,800	68,540
* #	Interactive Intelligence, Inc.	49,241	493,887
*	Interlink Electronics, Inc.	33,400	15,030
*	Intermec, Inc.	177,800	3,572,002
* #	Internap Network Services Corp.	140,500	434,145
*	International Rectifier Corp.	56,500	1,180,850
* #	Internet Brands, Inc.	17,300	120,927
*	Internet Capital Group, Inc.	112,131	947,507
*	Interphase Corp.	19,339	64,979
*	Intervoice, Inc.	112,807	927,274
*	Interwoven, Inc.	139,023	2,046,419
*	Intest Corp.	27,232	36,763
*	Intevac, Inc.	62,436	635,598
*	IntriCon Corp.	15,310	89,257
*	INX, Inc.	13,160	121,730
*	iPass, Inc.	146,989	333,665
*	iPCS, Inc.	32,602	652,040
*	IPG Photonics Corp.	75,244	1,532,720
* #	Isilon Systems, Inc.	41,050	207,713
*	Iteris, Inc.	65,196	145,387
*	Ixia	190,428	1,654,819
*	IXYS Corp.	98,524	1,254,211
*	j2 Global Communications, Inc.	139,864	3,450,445
*	Jaco Electronics, Inc.	6,475	8,483
*	JDA Software Group, Inc.	71,012	1,294,549
*	Jupitermedia Corp.	105,569	123,516
	Keithley Instruments, Inc.	45,870	436,224
*	Kemet Corp.	204,523	331,327
*	Key Tronic Corp.	29,877	100,387
*	Keynote Systems, Inc.	33,400	468,268
*	Kopin Corp.	223,010	664,570
*	Kratos Defense & Security Solutions, Inc.	226,934	460,676
*	Kulicke & Soffa Industries, Inc.	169,286	870,130
*	KVH Industries, Inc.	40,428	365,469
* #	L-1 Identity Solutions, Inc.	206,539	3,403,763
*	Lantronix, Inc.	14,065	7,314
*	LaserCard Corp.	35,724	203,627
*	Lattice Semiconductor Corp.	331,183	774,968
*	Lawson Software, Inc.	562,760	4,552,728
*	Leadis Technolgies, Inc.	6,400	6,272

46

*	LeCroy Corp.	36,864	307,077
*	LightPath Technologies, Inc.	1,850	2,627
*	Lionbridge Technologies, Inc.	163,546	521,712
*	Littlefuse, Inc.	65,856	2,336,571
*	Logic Devices, Inc.	6,400	7,136
*	LogicVision, Inc.	19,976	23,771
*	Logility, Inc.	40,957	279,736
*	LoJack Corp.	54,500	395,125
*	LookSmart, Ltd.	74,072	239,993
*	Loral Space & Communications, Inc.	61,243	1,125,034
*	LTX Corp.	186,096	333,112
* #	Lumera Corp.	60,684	41,265
* #	Luna Innovations, Inc.	21,588	134,493
*	Macrovision Solutions Corp.	272,623	4,231,109
*	Magma Design Automation, Inc.	111,283	565,318
*	Management Network Group, Inc.	72,722	78,540
*	Manhattan Associates, Inc.	78,562	1,925,555
*	ManTech International Corp. Class A	55,900	3,291,951
#	Marchex, Inc. Class B	85,831	967,315
*	Mastec, Inc.	189,250	2,672,210
*	Mattson Technology, Inc.	164,545	839,180
	Maximus, Inc.	62,100	2,297,700
* #	Maxwell Technologies, Inc.	47,979	593,020
*	MDI, Inc.	9,933	6,258
*	Measurement Specialties, Inc.	8,388	149,977
* #	Mechanical Technology, Inc.	10,758	23,560
	MedQuist, Inc.	15,960	77,725
* #	Mentor Graphics Corp.	242,586	2,959,549
*	Mercury Computer Systems, Inc.	64,100	592,925
*	Merix Corp.	55,793	103,775
	Mesa Laboratories, Inc.	11,438	240,084
	Methode Electronics, Inc.	109,638	1,204,922
	Micrel, Inc.	217,157	2,000,016
*	Microsemi Corp.	202,902	5,579,805
*	MicroStrategy, Inc.	27,500	1,764,400
*	Microtune, Inc.	156,747	581,531
* #	Midway Games, Inc.	279,700	634,919
* #	Mindspeed Technologies, Inc.	70,754	258,252
*	MIPS Technologies, Inc.	133,600	531,728
*	MIVA, Inc.	107,512	110,737
*	MKS Instruments, Inc.	163,107	3,676,432
	Mocon, Inc.	19,009	202,066
*	Monolithic Power Systems	89,119	2,171,830
* #	MoSys, Inc.	101,524	461,934
*	Motive, Inc.	22,900	50,838
*	MPS Group, Inc.	279,900	3,224,448
*	MRV Communications, Inc.	416,011	565,775
*	MSC. Software Corp.	125,777	1,632,585
*	MTM Technologies, Inc.	306	511
	MTS Systems Corp.	52,187	2,164,717
* #	Multi-Fineline Electronix, Inc.	67,572	1,152,778
*	Nanometrics, Inc.	44,426	161,266
*	Napco Security Systems, Inc.	58,560	240,682
*	Napster, Inc.	3,129	4,193
*	NCI, Inc.	21,183	567,704

47

* #	NeoMagic Corp.	43,418	15,639
* #	Neonode, Inc.	680	129
*	NETGEAR, Inc.	99,193	1,671,402
* #	Netlogic Microsystems, Inc.	58,678	2,037,887
*	NetScout Systems, Inc.	90,350	1,346,215
*	Network Engines, Inc.	117,477	112,778
* #	Network Equipment Technologies, Inc.	84,300	274,818
*	Newport Corp.	115,412	1,081,410
	NIC, Inc.	184,065	1,273,730
*	NMS Communications Corp.	149,300	85,101
*	Novatel Wireless, Inc.	86,502	538,907
*	Nu Horizons Electronics Corp.	42,055	202,285
*	NumereX Corp. Class A	47,751	249,260
*	NYFIX, Inc.	69,114	217,018
	O.I. Corp.	6,140	74,724
*	Oculus Innovative Sciences, Inc.	24,568	70,264
* #	Omniture, Inc.	121,725	2,169,140
* #	OmniVision Technologies, Inc.	134,900	1,575,632
*	Omtool, Ltd.	3,470	5,726
* #	On2 Technologies, Inc.	262,300	112,789
*	Online Resources Corp.	73,670	641,666
*	Onvia, Inc.	15,469	73,478
	Openwave Systems, Inc.	294,252	423,723
*	Oplink Communications, Inc.	61,500	808,110
*	OPNET Technologies, Inc.	64,111	849,471
*	Opnext, Inc.	64,200	407,028
*	OPTi, Inc.	11,000	25,300
*	Optical Cable Corp.	13,800	95,496
* #	Optium Corp.	5,920	53,221
* #	Orbcomm, Inc.	79,522	458,047
*	Orthovita, Inc.	70,360	214,598
*	OSI Systems, Inc.	43,500	1,009,635
*	Overland Storage, Inc.	39,267	31,414
* #	OYO Geospace Corp.	19,011	932,680
* #	Palm, Inc.	241,996	2,059,386
*	PAR Technology Corp.	30,269	243,363
*	Parametric Technology Corp.	220,413	4,425,893
	Park Electrochemical Corp.	56,150	1,573,323
* #	Parkervision, Inc.	72,886	787,169
*	PC Connection, Inc.	81,741	620,414
	PC-Tel, Inc.	64,900	656,139
*	PDF Solutions, Inc.	85,956	545,821
*	Peerless Systems Corp.	22,500	42,300
	Pegasystems, Inc.	98,767	1,447,924
*	Perceptron, Inc.	21,468	159,078
* #	Perficient, Inc.	86,237	684,722
*	Performance Technologies, Inc.	36,600	182,268
*	Pericom Semiconductor Corp.	68,136	929,375
*	Perot Systems Corp.	180,137	3,206,439
*	Pervasive Software, Inc.	66,787	295,866
*	Pfsweb, Inc.	6,817	21,610
*	Phoenix Technologies, Ltd.	69,036	762,157
*	Photon Dynamics, Inc.	47,489	722,783
*	Photronics, Inc.	116,926	382,348
*	Physicians Formula Holdings, Inc.	24,622	145,024

48

*	Pinnacle Data Systems, Inc.	4,400	4,004
*	Pixelworks, Inc.	14,800	23,828
*	Planar Systems, Inc.	47,000	130,190
*	PlanetOut, Inc.	3,410	8,593
#	Plantronics, Inc.	152,000	3,921,600
*	PLATO Learning, Inc.	71,069	132,188
*	Plexus Corp.	111,561	3,127,055
*	PLX Technology, Inc.	89,838	511,178
* #	PMC-Sierra, Inc.	623,954	5,615,586
*	Power Integrations, Inc.	72,100	2,121,903
* #	Powerwave Technologies, Inc.	289,994	1,464,470
* #	Presstek, Inc.	106,298	570,820
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	113,203	3,306,660
	QAD, Inc.	93,818	617,322
#	Quality Systems, Inc.	76,418	3,272,219
	Qualstar Corp.	6,057	19,382
*	Quantum Corp.	543,200	961,464
*	Quest Software, Inc.	311,330	4,604,571
*	QuickLogic Corp.	92,095	140,905
*	Rackable Systems, Inc.	65,400	677,544
*	Radiant Systems, Inc.	85,934	783,718
*	RadiSys Corp.	69,262	766,730
*	RAE Systems, Inc.	167,000	335,670
* #	Rambus, Inc.	191,900	3,375,521
*	Ramtron International Corp.	74,932	261,513
*	RealNetworks, Inc.	393,619	2,609,694
	Relm Wireless Corp.	41,566	60,271
	REMEC, Inc.	62,445	42,150
#	Renaissance Learning, Inc.	81,575	1,035,187
* #	Research Frontiers, Inc.	4,300	22,145
*	RF Industries, Ltd.	4,641	39,913
* #	RF Micro Devices, Inc.	789,745	3,064,211
*	RF Monolithics, Inc.	26,389	26,389
	Richardson Electronics, Ltd.	43,425	291,382
*	RightNow Technologies, Inc.	91,308	1,368,707
*	Rimage Corp.	28,840	459,710
*	Riverbed Technology, Inc.	84,221	1,432,599
* #	Rofin-Sinar Technologies, Inc.	87,154	3,522,765
*	Rogers Corp.	46,000	1,840,460
*	Rudolph Technologies, Inc.	84,699	714,860
*	S1 Corp.	184,911	1,410,871
* #	Saba Software, Inc.	83,436	302,038
*	Safeguard Scientifics, Inc.	360,500	515,515
*	Sanmina-SCI Corp.	341,458	802,426
*	Sapient Corp.	356,607	3,305,747
* #	SatCon Technology Corp.	101,496	229,381
*	ScanSource, Inc.	70,300	2,115,327
*	Schmitt Industries, Inc.	2,366	15,024
*	Scientific Learning Corp.	22,339	92,037
*	SCM Microsystems, Inc.	50,472	127,189
*	Seachange International, Inc.	83,573	717,056
*	Secure Computing Corp.	185,442	793,692
*	Selectica, Inc.	74,960	84,705
*	Semitool, Inc.	93,667	902,950

49

*	Semtech Corp.	200,457	2,964,759
*	SI International, Inc.	34,343	1,072,532
* #	Sigma Designs, Inc.	63,600	1,089,468
*	Sigmatron International, Inc.	2,200	15,070
*	Silicon Image, Inc.	227,005	1,573,145
*	Silicon Laboratories, Inc.	97,424	3,284,163
*	Silicon Storage Technology, Inc.	293,000	958,110
* #	Simulations Plus, Inc.	36,778	66,568
*	SiRF Technology Holdings, Inc.	87,224	161,364
*	Skyworks Solutions, Inc.	489,193	4,745,172
*	SM&A	52,900	175,099
* #	Smith Micro Software, Inc.	86,209	652,602
*	Soapstone Networks, Inc.	42,048	164,828
*	Sonic Foundry, Inc.	111,300	84,588
* #	Sonic Solutions, Inc.	75,692	351,968
*	SonicWALL, Inc.	172,700	1,129,458
* #	Sonus Networks, Inc.	723,270	2,444,653
* #	Sourcefire, Inc.	24,200	189,970
*	SourceForge, Inc.	216,271	294,129
*	Spansion, Inc.	60,423	135,952
*	Spectrum Control, Inc.	38,422	317,366
*	SPSS, Inc.	54,742	1,728,752
*	SRA International, Inc.	120,300	2,824,644
*	SRS Labs, Inc.	52,083	313,019
*	Stamford Industrial Group, Inc.	22,200	36,741
*	Standard Microsystems Corp.	63,117	1,844,279
	StarTek, Inc.	40,300	364,312
* #	STEC, Inc.	138,215	1,400,118
*	SteelCloud, Inc.	11,500	13,915
* #	Stratasys, Inc.	58,900	981,274
*	SumTotal Systems, Inc.	78,717	380,203
*	Sunair Electronics, Inc.	7,600	15,390
*	Sunrise Telecom, Inc.	18,500	18,500
* #	Supertex, Inc.	37,700	1,119,690
*	SupportSoft, Inc.	149,271	520,956
*	Switch and Data Facilities Co.	62,600	906,448
*	Sycamore Networks, Inc.	769,388	2,692,858
*	Sykes Enterprises, Inc.	121,187	2,440,706
*	Symmetricom, Inc.	155,467	764,898
* #	Synaptics, Inc.	74,100	3,878,394
* #	Synchronoss Technologies, Inc.	66,209	838,206
*	SYNNEX Corp.	80,100	1,841,499
#	Syntel, Inc.	114,082	3,772,692
	Taitron Components, Inc.	4,900	4,435
*	Take-Two Interactive Software, Inc.	219,901	5,512,918
*	Tech Data Corp.	84,576	2,887,425
*	Technical Communications Corp.	400	2,490
	Technitrol, Inc.	113,100	1,788,111
*	Technology Solutions Co.	1,500	6,045
*	TechTeam Global, Inc.	28,452	242,696
*	Techwell, Inc.	39,996	443,156
*	Tekelec	191,792	3,147,307
* #	TeleCommunication Systems, Inc.	102,399	860,152
* #	Telkonet, Inc.	173,200	56,290
*	Tellabs, Inc.	199,032	1,036,957

50

*	Telular Corp.	57,375	159,503
*	Teradyne, Inc.	251,935	2,350,554
* #	Terremark Worldwide, Inc.	157,945	1,141,942
*	Tessco Technologies, Inc.	18,503	272,364
* #	Tessera Technologies, Inc.	130,745	3,042,436
* #	The Knot, Inc.	51,645	470,486
	TheStreet.com, Inc.	80,325	570,308
*	Think Partnership, Inc.	221,259	115,055
*	ThinkEngine Networks, Inc.	7,700	462
*	THQ, Inc.	126,334	1,935,437
*	TIBCO Software, Inc.	497,773	4,076,761
*	Tier Technologies, Inc. Class B	54,800	421,960
*	TII Network Technologies, Inc.	10,660	13,112
*	TNS, Inc.	62,110	1,422,319
*	Tollgrade Communications, Inc.	42,413	285,015
*	Track Data Corp.	21,535	39,840
*	Transact Technologies, Inc.	28,418	348,121
*	Transcat, Inc.	5,900	41,654
* #	Transwitch Corp.	194,405	151,636
* #	Travelzoo, Inc.	47,700	373,491
*	Trident Microsystems, Inc.	161,664	509,242
	Trio-Tech International	8,869	47,006
*	Triquint Semiconductor, Inc.	386,519	2,431,205
*	Troy Group, Inc.	13,200	42,768
	TSR, Inc.	10,113	27,305
*	TTM Technologies, Inc.	106,400	1,274,672
*	Tumbleweed Communications Corp.	167,495	427,112
*	Tyler Technologies, Inc.	115,200	1,867,392
*	Ulticom, Inc.	111,530	786,287
* #	Ultimate Software Group, Inc.	69,799	1,957,164
*	Ultra Clean Holdings, Inc.	50,349	366,541
*	Ultratech, Inc.	67,299	999,390
* #	Unica Corp.	42,893	380,461
*	Unisys Corp.	595,617	2,436,074
	United Online, Inc.	248,135	2,612,866
* #	Universal Display Corp.	90,416	1,282,099
* #	UTStarcom, Inc.	330,357	1,076,964
* #	ValueClick, Inc.	165,679	2,135,602
*	Veeco Instruments, Inc.	86,500	1,454,065
* #	VeriFone Holdings, Inc.	78,400	1,580,544
*	Verint Systems, Inc.	88,434	1,962,350
* #	Vertical Communications, Inc.	1,200	48
*	Viasat, Inc.	80,291	2,106,033
*	Vicon Industries, Inc.	14,400	78,120
*	Video Display Corp.	11,784	95,215
*	Vignette Corp.	84,776	1,155,497
*	Virage Logic Corp.	64,827	427,858
*	Vishay Intertechnology, Inc.	375,900	3,341,751
* #	Vitesse Semiconductor, Inc.	274,653	233,455
*	Vocus, Inc.	35,216	1,255,450
* #	Volterra Semiconductor Corp.	56,076	881,515
* #	Vyyo, Inc.	59,599	10,132
	Wayside Technology Group, Inc.	6,376	48,713
* #	Websense, Inc.	124,272	2,813,518
*	Website Pros, Inc.	63,604	384,168

51

*	Westell Technologies, Inc.	168,119	151,627
*	White Electronics Designs Corp.	75,793	372,144
*	Wind River Systems, Inc.	230,683	2,549,047
*	Winland Electronics, Inc.	5,100	7,038
*	Wireless Ronin Technologies, Inc.	24,685	93,803
*	Wireless Telecom Group, Inc.	66,460	76,429
*	Wireless Xcessories Group, Inc.	9,500	9,833
* #	Wizzard Software Corp.	1,000	1,270
*	WPCS International, Inc.	11,970	69,067
*	Wright Express Corp.	78,450	2,333,888
* #	X-Rite, Inc.	90,763	364,867
*	Zhone Technologies, Inc.	321,806	100,210
*	ZILOG, Inc.	54,368	189,201
* #	Zix Corp.	140,098	389,472
*	Zones, Inc.	14,371	119,854
*	Zoran Corp.	150,035	1,335,312
*	Zygo Corp.	53,680	562,566
Total Information Technology			567,734,085

Materials — (4.0%)
	A. Schulman, Inc.	73,755	1,786,346
	A.M. Castle & Co.	65,096	1,307,128
*	AEP Industries, Inc.	23,117	430,670
	AMCOL International Corp.	85,875	3,131,003
*	American Pacific Corp.	25,833	444,844
#	American Vanguard Corp.	74,889	1,111,353
* #	Amerigon, Inc.	45,720	316,840
	Arch Chemicals, Inc.	69,942	2,566,871
* #	Arrowhead Research Corp.	67,776	118,608
*	Atlantis Plastics, Inc.	4,300	387
*	Atna Resources, Ltd.	11,410	6,806
	Balchem Corp.	49,337	1,346,407
* #	Basin Water, Inc.	39,173	68,553
*	Brush Engineered Materials, Inc.	58,223	1,705,934
*	Buckeye Technologies, Inc.	104,883	965,972
*	BWAY Holding Co.	3,515	44,641
	Cabot Corp.	107,803	2,982,909
#	Calgon Carbon Corp.	129,600	2,764,368
*	Caraustar Industries, Inc.	87,585	173,418
*	Century Aluminum Co.	13,643	665,233
	Chemtura Corp.	383,200	2,525,288
	Chesapeake Corp.	54,002	68,043
* #	Coeur d’Alene Mines Corp.	880,100	1,575,379
	Compass Minerals International, Inc.	74,600	5,167,542
*	Constar International, Inc.	40,577	71,010
*	Continental Materials Corp.	300	6,195
*	Core Molding Technologies, Inc.	34,384	247,565
	Deltic Timber Corp.	35,733	2,191,862
*	Detrex Corp.	500	3,950
#	Eagle Materials, Inc.	86,080	2,628,022
	Empire Resources, Inc.	29,305	102,568
	Ferro Corp.	123,330	2,718,193
	Flamemaster Corp.	189	1,002
* #	Flotek Industries, Inc.	52,572	885,838
	Friedman Industries, Inc.	21,781	204,741

52

#	General Maritime Corp.	62,446	1,542,416
* #	General Moly, Inc.	120,610	822,560
#	Georgia Gulf Corp.	99,752	336,164
	Gibraltar Industries, Inc.	91,804	1,974,704
	Glatfelter Co.	96,900	1,421,523
*	Graphic Packaging Holding Co.	640,100	1,824,285
* #	H&E Equipment Services, Inc.	70,503	994,797
	H.B. Fuller Co.	170,218	4,437,583
	Hawkins, Inc.	36,660	579,961
*	Haynes International, Inc.	22,107	1,292,375
* #	Headwaters, Inc.	115,900	1,783,701
* #	Hecla Mining Co.	349,800	2,455,596
#	Hercules, Inc.	194,000	4,180,700
* #	ICO, Inc.	73,742	426,966
*	Impreso, Inc.	5,200	14,560
	Innophos Holdings, Inc.	37,635	1,410,936
*	Ion Geophysical Corp.	241,100	3,886,532
	Kaiser Aluminum Corp.	57,421	3,104,179
	KMG Chemicals, Inc.	21,365	227,751
	Koppers Holdings, Inc.	41,700	1,910,277
#	Kronos Worldwide, Inc.	47,740	784,368
*	Landec Corp.	76,700	720,213
#	Louisiana-Pacific Corp.	214,603	2,090,233
* #	LSB Industries, Inc.	41,600	1,004,224
*	Material Sciences Corp.	42,535	323,266
*	Maxxam, Inc.	13,888	263,872
* #	Metalico, Inc.	63,700	820,456
	Minerals Technologies, Inc.	52,700	3,461,336
* #	Mines Management, Inc.	64,100	133,969
*	Mod-Pac Corp.	7,627	31,423
	Myers Industries, Inc.	106,996	1,408,067
*	Nanophase Technologies Corp.	55,148	97,612
	Neenah Paper, Inc.	23,315	452,777
	Nevada Chemicals, Inc.	19,380	192,831
	NewMarket Corp.	45,600	3,098,064
#	NL Industries, Inc.	129,090	1,358,027
	NN, Inc.	50,975	837,010
*	Northern Technologies International Corp.	12,774	168,361
*	Northwest Pipe Co.	25,164	1,457,751
	Olin Corp.	210,352	5,660,572
	Olympic Steel, Inc.	22,800	1,085,508
*	OM Group, Inc.	91,000	3,376,100
*	OMNOVA Solutions, Inc.	126,094	364,412
	Penford Corp.	25,900	430,199
*	Peoplesupport, Inc.	36,100	438,615
*	PolyOne Corp.	238,200	1,955,622
	Quaker Chemical Corp.	30,120	891,552
*	Rock of Ages Corp.	4,400	8,712
	Rock-Tenn Co. Class A	111,200	4,078,816
*	Rosetta Resources, Inc.	97,142	2,258,552
#	Royal Gold, Inc.	80,035	2,778,015
*	RTI International Metals, Inc.	57,500	1,944,075
	Schweitzer-Maudoit International, Inc.	43,300	820,968
	Scotts Miracle-Gro Co. Class A	102,900	2,751,546
	Sensient Technologies Corp.	131,600	3,844,036

53

	Silgan Holdings, Inc.	97,469	5,101,527
*	Solitario Exploration & Royalty Corp.	100	393
	Spartech Corp.	86,900	915,057
	Stepan Co.	25,500	1,500,165
* #	Stillwater Mining Co.	261,300	1,946,685
*	Symyx Technologies, Inc.	86,200	952,510
	Synalloy Corp.	14,936	228,670
#	Temple-Inland, Inc.	23,600	394,356
#	Texas Industries, Inc.	62,100	3,270,807
#	Tronox, Inc. Class A	39,100	23,460
	Tronox, Inc. Class B	13,100	6,419
*	U.S. Concrete, Inc.	113,800	475,684
* #	U.S. Energy Corp.	10,000	31,100
* #	U.S. Gold Corp.	133,000	167,580
*	UFP Technologies, Inc.	3,500	37,170
*	United States Lime & Minerals, Inc.	19,296	748,299
*	Universal Stainless & Alloy Products, Inc.	18,824	680,488
#	Valhi, Inc.	13,478	247,052
	Valspar Corp.	9,264	219,186
	Vulcan International Corp.	700	40,005
*	W.R. Grace & Co.	107,476	2,825,544
	Wausau Paper Corp.	140,626	1,210,790
*	Webco Industries, Inc.	600	72,600
#	Westlake Chemical Corp.	116,471	2,210,620
*	Williams Industries, Inc.	1,200	1,932
#	Worthington Industries, Inc.	165,729	2,916,830
* #	Zoltek Companies, Inc.	75,800	1,290,874
Total Materials			153,870,018

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	—
* # ●	EquiMed, Inc.	2,250	—
* ●	iGo, Inc. Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	52
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
* ●	Tripos Escrow Shares	220	20
Total Other			486

Telecommunication Services — (0.7%)
#	Alaska Communications Systems Group, Inc.	121,343	1,276,528
	Arbinet-thexchange, Inc.	57,612	224,111
* #	Cbeyond, Inc.	66,118	1,119,378
*	Centennial Communications Corp.	320,352	2,441,082
*	Cincinnati Bell, Inc.	706,500	2,755,350
* #	Cogent Communications Group, Inc.	142,913	1,316,229
#	Consolidated Communications Holdings, Inc.	76,080	1,149,569
	D&E Communications, Inc.	46,806	437,636
#	FairPoint Communications, Inc.	91,100	806,235
*	FiberTower Corp.	280,972	365,264
*	General Communications, Inc. Class A	155,451	1,576,273
*	GoAmerica, Inc.	56	370
	Hickory Tech Corp.	39,345	276,202
* #	ICO Global Communications (Holdings), Ltd.	73,189	214,444

54

	IDT Corp.	38,578	59,796
#	IDT Corp. Class B	187,900	291,245
#	Iowa Telecommunications Services, Inc.	75,200	1,382,928
* #	LCC International, Inc. Class A	69,875	41,226
*	Metro One Telecommunications, Inc.	5,337	1,708
*	NeuStar, Inc.	117,000	2,809,170
*	Nexstar Broadcasting Group, Inc.	25,227	91,069
* #	Nextwave Wireless, Inc.	161,642	156,793
*	Occam Networks, Inc.	35,183	155,861
*	PAETEC Holding Corp.	251,286	829,244
*	Point.360	12,424	17,269
*	Premiere Global Services, Inc.	209,137	3,162,151
	Shenandoah Telecommunications Co.	2,726	47,105
*	Spark Networks, Inc.	29,158	124,796
	SureWest Communications	40,512	481,688
*	Syniverse Holdings, Inc.	129,822	2,153,747
* #	Terrestar Corp.	36,311	100,945
* #	USA Mobility, Inc.	36,200	407,974
* #	Vonage Holdings Corp.	20,215	29,918
	Warwick Valley Telephone Co.	3,796	41,604
*	Xeta Corp.	17,017	55,475
Total Telecommunication Services			26,400,383

Utilities — (2.4%)
#	ALLETE, Inc.	87,066	3,675,927
*	AMEN Properties, Inc.	1,975	16,639
#	American States Water Co.	48,831	1,929,313
	Artesian Resources Corp. Class A	6,222	108,574
	Avista Corp.	150,550	3,357,265
	Black Hills Corp.	107,658	3,639,917
*	Cadiz, Inc.	22,197	433,063
#	California Water Service Group	59,195	2,325,772
	Central Vermont Public Service Corp.	31,550	766,665
#	CH Energy Group, Inc.	45,350	1,804,930
	Chesapeake Utilities Corp.	21,210	642,239
	Cleco Corp.	165,087	4,161,843
	Connecticut Water Services, Inc.	24,971	666,975
	Delta Natural Gas Co., Inc.	7,020	191,716
*	El Paso Electric Co.	131,500	2,799,635
#	Empire District Electric Co.	86,800	1,831,480
	Energy West, Inc.	6,200	61,690
	EnergySouth, Inc.	22,804	1,396,745
* #	Environmental Power Corp.	29,836	95,475
	Florida Public Utilities Co.	6,733	87,866
	Great Plains Energy, Inc.	90,975	2,133,364
#	Hawaiian Electric Industries, Inc.	147,100	3,890,795
	IDACORP, Inc.	117,900	3,513,420
	Laclede Group, Inc.	63,300	2,844,069
*	Maine & Maritimes Corp.	3,400	150,790
	MGE Energy, Inc.	60,027	2,034,915
	Middlesex Water Co.	38,108	675,274
	New Jersey Resources Corp.	116,550	4,216,779
#	Nicor, Inc.	72,226	3,314,451
	Northwest Natural Gas Co.	80,700	3,932,511
	NorthWestern Corp.	73,299	1,927,764

55

#	Ormat Technologies, Inc.	78,000	3,910,920
#	Otter Tail Corp.	84,460	3,353,907
#	Piedmont Natural Gas Co.	92,500	2,668,625
#	PNM Resources, Inc.	146,771	1,730,430
	Portland General Electric Co.	134,400	3,443,328
	RGC Resources, Inc.	3,464	100,110
#	SJW Corp.	51,850	1,445,060
	South Jersey Industries, Inc.	83,728	2,986,578
	Southern Union Co.	1	19
	Southwest Gas Corp.	116,500	3,535,775
#	Southwest Water Co.	71,467	844,740
	UIL Holdings Corp.	67,566	2,202,652
	Unisource Energy Corp.	99,085	3,183,601
	Unitil Corp.	8,610	228,940
	WGL Holdings, Inc.	136,772	4,404,058
	York Water Co.	4,569	64,423
Total Utilities			92,731,027

TOTAL COMMON STOCKS			3,008,516,848

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	5,766	—
*	PGT, Inc. Rights 09/04/08	575	518
*	Valley National Bancorp Warrants 06/30/15	616	3,022
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	18
* ●	CSF Holding, Inc. Litigation Rights	3,250	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Federal-Mogul Corp. Warrants 12/27/14	4,373	2,711
* ●	Mossimo, Inc. Contingent Rights	16,100	—
* ●	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			6,269

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $14,475,000 FNMA 6.50%, 08/01/36, valued at $11,271,364) to be repurchased at $11,100,392	$11,098	11,098,000

SECURITIES LENDING COLLATERAL — (21.3%)
§ @	DFA Short Term Investment Fund LP	734,631	734,630,669

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $95,764,545 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 01/01/23 to 03/01/38, valued at $85,784,198) to be repurchased at $83,305,432	83,286	83,285,629

TOTAL SECURITIES LENDING COLLATERAL			817,916,298

TOTAL INVESTMENTS - (100.0%) (Cost $3,993,690,788)##			$3,837,537,415

56

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (80.5%)
Consumer Discretionary — (11.6%)
*	1-800-FLOWERS.COM, Inc.	251,448	$1,543,891
*	4Kids Entertainment, Inc.	123,488	1,121,271
* #	99 Cents Only Stores	377,975	3,235,466
*	A.C. Moore Arts & Crafts, Inc.	199,506	1,504,275
*	Acme Communications, Inc.	145,810	166,223
	Acme United Corp.	31,807	437,346
*	AFC Enterprises, Inc.	171,110	1,551,968
	Aldila, Inc.	53,836	202,962
*	Alloy, Inc.	134,453	965,373
#	Ambassadors Group, Inc.	146,170	2,473,196
* #	Ambassadors International, Inc.	97,569	214,652
	AMCON Distributing Co.	3,482	107,942
* #	AMDL, Inc.	59,854	173,577
	American Axle & Manufacturing Holdings, Inc.	117,100	569,106
*	American Biltrite, Inc.	57,750	251,212
* #	America’s Car-Mart, Inc.	105,056	1,986,609
#	Arctic Cat, Inc.	114,789	1,185,770
	Ark Restaurants Corp.	35,874	824,743
#	ArvinMeritor, Inc.	110,600	1,660,106
	Asbury Automotive Group, Inc.	322,198	3,911,484
*	Ashworth, Inc.	133,600	392,784
*	ATC Technology Corp.	216,255	5,237,696
*	Audiovox Corp. Class A	165,885	1,619,038
* #	Avatar Holdings, Inc.	80,366	2,554,835
*	Bakers Footwear Group, Inc.	60,195	189,012
*	Ballantyne of Omaha, Inc.	134,735	580,708
*	Barry (R.G.) Corp.	163,435	1,224,128
	Bassett Furniture Industries, Inc.	90,500	930,340
	Beasley Broadcast Group, Inc.	65,543	199,251
	Beazer Homes USA, Inc.	76,730	534,041
*	Benihana, Inc.	68,364	478,548
*	Benihana, Inc. Class A	82,390	588,265
#	Big 5 Sporting Goods Corp.	127,259	1,142,786
*	Birks & Mayors, Inc.	13,946	33,470
* #	BJ’s Restaurants, Inc.	248,236	2,889,467
#	Blockbuster, Inc. Class A	747,928	1,795,027
*	Blockbuster, Inc. Class B	269,832	499,189
* #	Blue Nile, Inc.	50,002	2,081,583
*	Bluegreen Corp.	277,229	3,171,500
	Blyth, Inc.	236,700	3,742,227
#	Bon-Ton Stores, Inc.	133,472	533,888
	Books-A-Million, Inc.	171,700	1,158,975
	Bowl America, Inc. Class A	55,406	747,981

1

*	Broadview Institute, Inc.	15,800	26,070
#	Brookfield Homes Corp.	67,300	863,459
	Brown Shoe Company, Inc.	120,028	1,824,426
*	Buca, Inc.	180,840	79,588
* #	Buffalo Wild Wings, Inc.	156,089	5,631,691
*	Build-A-Bear-Workshop, Inc.	103,900	770,938
* #	Cabela’s, Inc.	205,540	2,517,865
*	Cache, Inc.	159,586	1,868,752
* #	California Coastal Communities, Inc.	107,476	283,737
*	California Pizza Kitchen, Inc.	287,596	4,135,630
	Callaway Golf Co.	102,600	1,393,308
	Canterbury Park Holding Corp.	40,397	393,871
	Carmike Cinemas, Inc.	126,443	666,355
*	Carriage Services, Inc.	168,400	732,540
*	Carrols Restaurant Group, Inc.	893	5,090
*	Carter’s, Inc.	126,890	2,336,045
* #	Casual Male Retail Group, Inc.	369,462	1,411,345
*	Catalina Lighting, Inc.	11,080	13,850
	Cato Corp. Class A	304,890	5,369,113
*	Cavalier Homes, Inc.	169,400	398,090
*	Cavco Industries, Inc.	56,747	1,986,712
	CBRL Group, Inc.	151,989	3,927,396
* #	CEC Entertainment, Inc.	128,411	4,399,361
* #	Champion Enterprises, Inc.	758,260	3,707,891
* #	Charles and Colvard, Ltd.	164,798	103,823
*	Charlotte Russe Holding, Inc.	250,547	2,958,960
#	Cherokee, Inc.	89,099	1,962,851
	Christopher & Banks Corp.	230,438	2,216,814
*	Chromcraft Revington, Inc.	97,750	283,475
	Churchill Downs, Inc.	112,024	4,976,106
* #	Citi Trends, Inc.	135,311	2,790,113
#	CKE Restaurants, Inc.	225,499	2,881,877
	Coachmen Industries, Inc.	117,100	211,951
	Coast Distribution System, Inc.	41,382	132,422
	Cobra Electronics Corp.	114,900	334,359
* #	Coinstar, Inc.	260,062	8,561,241
* #	Coldwater Creek, Inc.	381,807	2,779,555
	Collectors Universe, Inc.	79,356	618,977
* #	Comstock Homebuilding Companies, Inc.	29,500	3,885
*	Concord Camera Corp.	49,560	146,203
*	Congoleum Corp. Class A	33,700	303
* #	Conn’s, Inc.	235,758	4,507,693
#	Cooper Tire & Rubber Co.	94,500	903,420
* #	Cosi, Inc.	125,284	311,957
* #	Cost Plus, Inc.	148,999	189,229
	Courier Corp.	141,318	3,024,205
#	CPI Corp.	63,379	851,814
	Craftmade International, Inc.	61,350	257,670
* #	Crown Media Holdings, Inc.	493,733	2,483,477
	CSS Industries, Inc.	53,050	1,413,782
*	Culp, Inc.	152,480	1,125,302
* #	Cumulus Media, Inc. Class A	138,366	648,937
*	Cybex International, Inc.	156,350	525,336
*	Cycle Country Accessories Corp.	60,200	59,297
* #	Daily Journal Corp.	200	8,102

2

	Decorator Industries, Inc.	20,587	49,409
* #	DEI Holdings, Inc.	25,913	37,056
* #	dELiA*s, Inc.	142,905	355,833
*	Delta Apparel, Inc.	77,280	537,096
*	Design Within Reach, Inc.	119,594	493,923
* #	DG Fastchannel, Inc.	171,899	4,044,783
*	Diedrich Coffee, Inc.	28,625	53,672
#	Dineequity, Inc.	71,400	1,418,004
*	Dixie Group, Inc.	104,300	797,895
* #	Domino’s Pizza, Inc.	321,600	4,309,440
*	Dorman Products, Inc.	151,892	1,942,699
	Dover Downs Gaming & Entertainment, Inc.	154,879	1,240,581
	Dover Motorsports, Inc.	168,371	840,171
* #	Drew Industries, Inc.	215,100	3,448,053
* #	drugstore.com, Inc.	855,582	2,036,285
* #	DSW, Inc.	42,300	614,619
*	Duckwall-ALCO Stores, Inc.	41,000	543,250
#	E.W. Scripps Co.	29,100	211,557
*	Eddie Bauer Holdings, Inc.	9,778	61,015
	Educational Development Corp.	30,515	161,424
*	Einstein Noah Restaurant Group, Inc.	33,714	397,488
*	ELXSI Corp.	7,100	13,845
*	EMAK Worldwide, Inc.	58,100	52,871
*	Emerson Radio Corp.	243,478	267,826
	Emmis Communications Corp. Class A	303,222	664,056
* #	Empire Resorts, Inc.	15,100	58,890
* #	Enova Systems, Inc.	46,409	120,663
* #	Escala Group, Inc.	245,312	672,155
	Escalade, Inc.	62,320	183,844
#	Ethan Allen Interiors, Inc.	182,131	4,943,035
*	Famous Dave’s of America, Inc.	100,330	933,069
	Federal Screw Works	33,750	167,062
	Finish Line, Inc. Class A	346,634	4,190,805
*	Finlay Enterprises, Inc.	80,106	24,032
	Fisher Communications, Inc.	17,519	609,136
*	Flanigan’s Enterprises, Inc.	20,600	138,020
* #	Fleetwood Enterprises, Inc.	614,206	1,314,401
	Flexsteel Industries, Inc.	61,300	680,430
* #	Foamex International, Inc.	30,369	11,237
	Footstar, Inc.	81,000	289,170
*	Fountain Powerboat Industries, Inc.	38,965	34,679
*	Franklin Covey Co.	189,294	1,694,181
*	Franklin Electronic Publishers, Inc.	81,300	142,275
* #	Frederick’s of Hollywood Group	54,215	50,149
#	Fred’s, Inc.	304,496	4,269,034
	Frisch’s Restaurants, Inc.	63,868	1,484,931
* #	Fuel Systems Solutions, Inc.	149,650	7,756,359
*	Full House Resorts, Inc.	61,910	100,604
	Furniture Brands International, Inc.	169,712	1,518,922
* #	Gaiam, Inc.	3,551	45,204
*	GameTech International, Inc.	123,000	478,470
* #	Gaming Partners International Corp.	78,434	405,504
* #	Gander Mountain Co.	186,898	657,881
* #	Genesco, Inc.	147,400	5,396,314
*	Gentek, Inc.	102,584	2,972,884

3

*	G-III Apparel Group, Ltd.	157,405	2,913,567
*	Global Entertainment Corp.	585	775
*	Gottschalks, Inc.	130,400	191,688
	Gray Television, Inc.	352,972	868,311
	Gray Television, Inc. Class A	41,200	144,200
*	Great Wolf Resorts, Inc.	171,847	898,760
#	Group 1 Automotive, Inc.	97,100	2,054,636
* #	GSI Commerce, Inc.	312,741	5,028,875
*	Hampshire Group, Ltd.	25,800	219,300
#	Handleman Co.	75,205	145,146
*	Harris Interactive, Inc.	559,304	945,224
#	Harte-Hanks, Inc.	136,027	1,679,933
*	Hartmarx Corp.	323,000	801,040
*	Hastings Entertainment, Inc.	95,270	757,396
	Haverty Furniture Co., Inc.	141,600	1,563,264
	Haverty Furniture Co., Inc. Class A	13,500	150,727
*	Hawk Corp.	80,416	1,929,984
*	Hayes Lemmerz International, Inc.	920,489	2,328,837
*	Heelys, Inc.	4,500	22,815
*	Helen of Troy, Ltd.	97,920	2,354,976
* #	Hibbett Sporting Goods, Inc.	205,898	4,920,962
*	Hollywood Media Corp.	332,328	910,579
* #	Home Solutions of America, Inc.	344,546	220,509
#	Hooker Furniture Corp.	73,012	1,229,522
*	Hot Topic, Inc.	176,888	1,098,474
* #	Hovnanian Enterprises, Inc. Class A	390,834	2,790,555
* #	Iconix Brand Group, Inc.	93,483	1,208,735
	ILX Resorts, Inc.	26,797	57,614
*	Image Entertainment, Inc.	202,118	236,478
*	Infosonics Corp.	127,200	76,320
*	Insignia Systems, Inc.	51,150	108,438
	Interface, Inc. Class A	282,073	3,714,901
*	International Textile Group, Inc.	132	40
*	Interstate Hotels & Resorts, Inc.	267,685	704,012
* #	iRobot Corp.	172,821	2,417,766
* #	Isle of Capri Casinos, Inc.	294,889	2,111,405
	J. Alexander’s Corp.	104,550	638,800
#	Jackson Hewitt Tax Service, Inc.	229,200	3,935,364
*	Jaclyn, Inc.	20,127	119,252
*	Jakks Pacific, Inc.	227,958	5,687,552
*	Jennifer Convertibles, Inc.	62,220	77,775
*	Jo-Ann Stores, Inc.	231,900	5,790,543
	Johnson Outdoors, Inc.	65,333	1,007,435
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,589,262
#	Journal Communications, Inc. Class A	29,735	151,946
#	Journal Register Co.	379,100	3,981
	Kenneth Cole Productions, Inc. Class A	120,200	1,930,412
	Kimball International, Inc. Class B	256,195	2,697,733
*	Kirkland’s, Inc.	132,751	302,672
* #	Knology, Inc.	240,472	2,428,767
*	Kona Grill, Inc.	45,085	313,341
	Koss Corp.	83,900	1,219,067
* #	Krispy Kreme Doughnuts, Inc.	387,704	1,639,988
	KSW, Inc.	59,720	295,017
#	K-Swiss, Inc. Class A	170,279	2,920,285

4

	LaCrosse Footwear, Inc.	33,999	560,983
*	Lakeland Industries, Inc.	40,544	518,558
* #	Lakes Entertainment, Inc.	176,333	1,156,744
#	Landry’s Restaurants, Inc.	34,900	672,174
*	Lazare Kaplan International, Inc.	68,200	549,010
#	La-Z-Boy, Inc.	475,991	3,603,252
*	Leapfrog Enterprises, Inc.	144,205	1,225,742
#	Lee Enterprises, Inc.	63,153	236,824
*	Lenox Group, Inc.	123,650	19,784
#	Libbey, Inc.	140,891	1,310,286
	Liberty Homes, Inc. Class A	200	635
#	Lifetime Brands, Inc.	124,920	1,210,475
*	Lin TV Corp.	258,800	1,591,620
*	Lincoln Educational Services	123,921	1,862,533
#	Lithia Motors, Inc. Class A	108,443	525,949
*	Live Nation, Inc.	39,100	627,555
* #	Lodgenet Entertainment Corp.	212,244	846,854
*	Lodgian, Inc.	229,691	1,943,186
*	LOUD Technologies, Inc.	22,580	81,514
*	Luby’s, Inc.	251,150	1,863,533
*	Lumber Liquidators, Inc.	39,069	504,381
#	M/I Homes, Inc.	100,700	1,803,537
*	Mace Security International, Inc.	136,938	217,731
* #	Magna Entertainment Corp.	557	4,122
*	Maidenform Brands, Inc.	225,200	3,400,520
#	Marine Products Corp.	322,455	2,621,559
* #	MarineMax, Inc.	171,676	1,359,674
* #	Martha Stewart Living Omnimedia, Inc.	96,520	783,742
*	McCormick & Schmick’s Seafood Restaurants, Inc.	12,491	122,537
	McRae Industries, Inc. Class A	8,800	158,400
*	Meade Instruments Corp.	152,660	76,330
#	Media General, Inc. Class A	27,400	337,020
* #	Mediacom Communications Corp.	755,583	6,346,897
*	Merisel, Inc.	5	8
* #	Meritage Homes Corp.	107,900	2,527,018
*	Midas, Inc.	147,200	2,115,264
	Modine Manufacturing Co.	107,801	1,705,412
	Monaco Coach Corp.	276,700	661,313
*	Monarch Casino & Resort, Inc.	186,899	2,502,578
	Monro Muffler Brake, Inc.	210,604	4,365,821
* #	Morgans Hotel Group	264,353	4,520,436
*	Morgan’s Foods, Inc.	500	2,500
*	Morton’s Restaurant Group, Inc.	53,567	386,218
*	Mothers Work, Inc.	43,319	658,882
*	Motorcar Parts of America, Inc.	24,500	172,480
	Movado Group, Inc.	192,300	4,459,437
* #	MTR Gaming Group, Inc.	269,508	1,102,288
* #	Multimedia Games, Inc.	266,909	1,350,560
*	Nathan’s Famous, Inc.	57,075	910,917
#	National CineMedia, Inc.	44,954	503,035
*	National Lampoon, Inc.	27,520	37,702
	National Presto Industries, Inc.	22,564	1,744,648
*	Nature Vision, Inc.	500	455
#	Nautilus Group, Inc.	310,614	1,652,466
*	Navarre Corp.	246,157	398,774

5

*	Nevada Gold & Casinos, Inc.	117,950	141,540
	New Frontier Media, Inc.	237,806	920,309
*	New Motion, Inc.	96,610	386,440
*	New York & Co., Inc.	194,099	2,290,368
*	Nitches, Inc.	33,639	39,021
*	Nobel Learning Communities, Inc.	71,144	1,101,309
	Nobility Homes, Inc.	43,800	639,480
#	Noble International, Ltd.	165,366	992,196
*	NTN Communications, Inc.	354,291	95,659
#	Nutri/System, Inc.	140,660	2,794,914
*	Ohio Art Co.	3,600	21,060
*	Orange 21, Inc.	12,926	45,241
#	Orleans Homebuilders, Inc.	169,600	831,040
	O’Charleys, Inc.	221,831	2,220,528
*	Outdoor Channel Holdings, Inc.	271,749	2,171,275
* #	Overstock.com, Inc.	210,331	4,446,397
	Oxford Industries, Inc.	141,900	3,242,415
*	P & F Industries, Inc. Class A	4,983	13,006
*	P.F. Chang’s China Bistro, Inc.	98,647	2,562,849
*	Pacific Sunwear of California, Inc.	158,594	1,003,900
* #	Palm Harbor Homes, Inc.	206,034	1,854,306
*	Papa John’s International, Inc.	217,257	6,065,815
*	PC Mall, Inc.	121,582	1,163,540
* #	Perfumania Holdings, Inc.	10,825	256,877
*	Perry Ellis International, Inc.	119,400	2,036,964
* #	PetMed Express, Inc.	237,313	3,379,337
*	Phoenix Footwear Group, Inc.	62,100	65,826
#	Pier 1 Imports, Inc.	759,929	3,358,886
*	Playboy Enterprises, Inc. Class A	9,139	41,994
* #	Playboy Enterprises, Inc. Class B	277,942	1,184,033
* #	PokerTek, Inc.	36,300	146,652
*	Pomeroy IT Solutions, Inc.	114,040	593,008
* #	Premier Exhibitions, Inc.	250,935	888,310
#	Pre-Paid Legal Services, Inc.	139,400	6,222,816
*	PreVu, Inc.	346,520	1,386
#	PRIMEDIA, Inc.	334,861	971,097
* #	Princeton Review, Inc.	313,009	2,428,950
*	Progressive Gaming International Corp.	348,423	264,801
*	Proliance International, Inc.	92,420	109,056
*	QEP Co., Inc.	33,487	200,587
* #	Quaker Fabric Corp.	147,150	662
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	808,866
* #	R.H. Donnelley Corp.	17,000	63,750
*	Radio One, Inc. Class D	253,017	240,366
*	Rainmaker Systems, Inc.	138,932	416,796
*	RC2 Corp.	194,880	4,905,130
	RCN Corp.	154,744	2,144,752
*	Reading International, Inc. Class A	154,512	1,169,656
*	Reading International, Inc. Class B	10,320	92,880
*	Red Lion Hotels Corp.	168,696	1,438,977
* #	Red Robin Gourmet Burgers, Inc.	156,691	4,183,650
* #	RedEnvelope, Inc.	85,748	1,029
*	Regent Communications, Inc.	482,407	376,277
*	Rentrak Corp.	104,800	1,587,720
* #	Retail Ventures, Inc.	429,956	2,012,194

6

*	Rex Stores Corp.	141,475	1,827,857
* #	Rick’s Cabaret International, Inc.	65,095	909,377
* #	Riviera Holdings Corp.	66,300	766,428
*	Rockford Corp.	80,475	83,694
*	Rocky Brands, Inc.	50,100	261,021
*	Rubio’s Restaurants, Inc.	95,838	564,486
	Ruby Tuesday, Inc.	3,100	21,669
	Russ Berrie & Co., Inc.	184,100	1,397,319
* #	Ruth’s Hospitality Group, Inc.	156,041	709,987
*	S&K Famous Brands, Inc.	24,600	89,175
*	Saga Communications, Inc. Class A	144,761	910,547
	Salem Communications Corp.	170,251	323,477
*	Schieb (Earl), Inc.	71,500	183,040
* #	Sharper Image Corp.	102,874	1,955
	Shiloh Industries, Inc.	145,400	1,238,808
*	Shoe Carnival, Inc.	105,320	1,718,822
*	Shuffle Master, Inc.	239,588	1,202,732
*	Silverleaf Resorts, Inc.	30,700	58,023
	Sinclair Broadcast Group, Inc. Class A	146,920	1,041,663
* #	Six Flags, Inc.	450,500	450,500
	Skyline Corp.	74,794	1,710,539
* #	Smith & Wesson Holding Corp.	377,134	2,138,350
	Sonesta International Hotels Corp. Class A	16,932	406,368
* #	Source Interlink Companies, Inc.	470,569	588,211
*	Spanish Broadcasting System, Inc.	368,786	151,202
*	SPAR Group, Inc.	191	191
#	Spartan Motors, Inc.	313,585	1,483,257
*	Sport Chalet, Inc. Class A	107,975	372,514
*	Sport Chalet, Inc. Class B	15,525	48,904
#	Sport Supply Group, Inc.	94,800	1,156,560
*	Sport-Haley, Inc.	32,100	65,965
	Stage Stores, Inc.	354,974	5,651,186
*	Stamps.com, Inc.	204,998	2,814,623
	Standard Motor Products, Inc.	172,400	1,191,284
#	Standard Pacific Corp.	188,448	603,034
	Stanley Furniture, Inc.	32,000	264,000
	Star Buffet, Inc.	16,400	68,552
#	Stein Mart, Inc.	342,095	1,351,275
*	Steinway Musical Instruments, Inc.	79,000	2,283,890
*	Steven Madden, Ltd.	191,350	4,812,452
	Stewart Enterprises, Inc.	472,798	4,425,389
*	Stoneridge, Inc.	196,900	2,500,630
	Strattec Security Corp.	40,900	1,169,331
	Sturm Ruger & Co., Inc.	244,900	1,787,770
* #	Sun-Times Media Group, Inc. Class A	600,400	180,120
#	Superior Industries International, Inc.	250,100	4,394,257
	Superior Uniform Group, Inc.	86,600	897,176
*	Syms Corp.	143,200	2,394,304
* #	Syntax-Brillian Corp.	615,653	5,541
#	Systemax, Inc.	351,300	5,417,046
#	Talbots, Inc.	266,761	3,646,623
*	Talon International, Inc.	16,300	4,075
	Tandy Brand Accessories, Inc.	60,077	342,439
*	Tandy Leather Factory, Inc.	101,294	283,623
*	Tarragon Corp.	14,800	14,208

7

*	Tarrant Apparel Group	232,085	160,139
* #	Texas Roadhouse, Inc.	290,257	2,606,508
* #	The Children’s Place Retail Stores, Inc.	62,987	2,642,305
* #	The Dress Barn, Inc.	156,601	2,546,332
*	The Hallwood Group, Inc.	5,717	407,536
	The Marcus Corp.	204,760	3,517,777
	The Pep Boys - Manny, Moe & Jack	61,800	543,840
*	The Sports Club Co., Inc.	142,200	156,420
* #	The Steak n Shake Co.	268,600	2,089,708
* #	The Walking Co Holdings, Inc.	22,012	92,450
* #	thinkorswim Group, Inc.	463,467	4,648,574
* #	TiVo, Inc.	939,095	7,944,744
*	Town Sports International Holdings, Inc.	18,888	197,946
*	Trans World Entertainment Corp.	218,126	630,384
	Triarc Companies, Inc. Class A	37,576	219,068
#	Triarc Companies, Inc. Class B	79,373	461,157
*	Triple Crown Media, Inc.	51,065	4,085
* #	True Religion Apparel, Inc.	215,705	5,856,391
* #	Trump Entertainment Resorts, Inc.	96,651	117,914
*	Tuesday Morning Corp.	219,349	923,459
*	Tween Brands, Inc.	99,031	1,075,477
*	Unifi, Inc.	496,400	1,980,636
	Unifirst Corp.	139,982	6,023,425
*	Universal Electronics, Inc.	139,890	3,667,916
* #	Universal Technical Institute, Inc.	276,017	4,736,452
* #	Valassis Communications, Inc.	392,700	3,695,307
	Value Line, Inc.	69,499	2,655,557
*	ValueVision Media, Inc. Class A	366,543	857,711
* #	VCG Holding Corp.	151,800	546,480
	Virco Manufacturing Corp.	155,131	676,371
	Visteon Corp.	431,691	1,390,045
* #	Volcom, Inc.	102,288	1,824,818
*	Voyager Learning Co.	27,100	128,725
*	Waxman Industries, Inc.	975	4,027
* #	WCI Communities, Inc.	300,400	54,072
*	Wells-Gardner Electronics Corp.	95,143	123,210
* #	West Marine, Inc.	180,202	892,000
*	Westwood One, Inc.	516,600	423,612
* #	Wet Seal, Inc. Class A	691,614	3,257,502
#	Weyco Group, Inc.	56,297	1,789,682
*	Williams Controls, Inc.	16,592	218,517
*	Winmark Corp.	54,688	1,005,986
#	Winnebago Industries, Inc.	183,486	2,082,566
* #	WisdomTree Investments, Inc.	6,700	14,070
*	Woodbridge Holdings Corp.	73,100	49,708
* #	WorldSpace, Inc. Class A	18,300	26,718
* #	Xanadoo Co.	566	183,950
	Xerium Technologies, Inc.	90,228	695,658
*	Young Broadcasting, Inc. Class A	196,237	21,586
* #	Zale Corp.	141,100	3,853,441
*	Zumiez, Inc.	93,793	1,351,557
Total Consumer Discretionary			592,936,071

Consumer Staples — (3.4%)
#	Alico, Inc.	69,000	2,977,350

8

*	Alliance One International, Inc.	877,124	3,526,038
#	American Italian Pasta Co.	166,700	2,183,770
#	Andersons, Inc.	176,200	7,921,952
#	Arden Group, Inc. Class A	7,425	1,238,119
*	Atlantic Premium Brands, Ltd.	23,300	15,261
	B&G Foods, Inc.	68,325	550,699
*	Boston Beer Co., Inc. Class A	131,700	5,922,549
*	Bridgford Foods Corp.	91,667	545,419
*	Cagle’s, Inc. Class A	94,800	457,410
#	Calavo Growers, Inc.	134,756	1,637,285
#	Cal-Maine Foods, Inc.	207,719	8,202,823
* #	Caribou Coffee Co.	10,142	31,744
	CCA Industries, Inc.	56,230	359,310
*	Central Garden & Pet Co.	38,726	217,253
*	Central Garden & Pet Co. Class A	39,201	207,765
#	Chiquita Brands International, Inc.	414,500	6,084,860
	Coca-Cola Bottling Co. Consolidated	66,440	2,696,135
	Coffee Holding Co, Inc.	400	784
*	Collective Brands, Inc.	51,800	752,136
* #	Craft Brewers Alliance, Inc.	72,600	253,374
*	Cuisine Solutions, Inc.	130,816	340,122
*	Darling International, Inc.	644,425	8,847,955
	Diamond Foods, Inc.	111,745	2,812,622
*	Elizabeth Arden, Inc.	277,862	5,685,057
	Farmer Brothers Co.	47,007	1,225,002
*	Glacier Water Services, Inc.	24,500	1,200,500
	Golden Enterprises, Inc.	81,746	170,849
* #	Green Mountain Coffee, Inc.	229,200	8,363,508
	Griffin Land & Nurseries, Inc. Class A	27,541	949,614
*	IGI Labratories, Inc.	30,339	54,610
	Imperial Sugar Co.	92,680	1,300,300
	Ingles Market, Inc. Class A	113,498	2,804,536
*	Integrated Biopharma, Inc.	116,875	163,625
#	Inter Parfums, Inc.	300,470	4,263,669
	J & J Snack Foods Corp.	181,697	6,121,372
*	Katy Industries, Inc.	76,100	133,175
	Lancaster Colony Corp.	9,667	336,218
	Lance, Inc.	302,509	6,198,409
* #	Lifeway Foods, Inc.	157,957	1,788,073
#	Mannatech, Inc.	257,570	1,141,035
* #	Maui Land & Pineapple Co., Inc.	80,810	2,168,132
* #	Medifast, Inc.	123,000	1,019,670
#	MGP Ingredients, Inc.	152,173	750,213
*	Monterey Pasta Co.	162,493	336,361
#	Nash Finch Co.	126,284	5,142,284
* #	National Beverage Corp.	450,402	4,107,666
*	Natural Alternatives International, Inc.	61,798	478,317
* #	Natural Health Trends Corp.	59,195	40,845
	Nature’s Sunshine Products, Inc.	153,100	1,198,007
	Oil-Dri Corp. of America	70,375	1,294,900
*	Omega Protein Corp.	145,547	1,976,528
*	Orchids Paper Products Co.	9,173	70,632
*	Overhill Farms, Inc.	66,327	431,125
*	Pantry, Inc.	42,694	783,008
*	Parlux Fragrances, Inc.	184,900	1,299,847

9

* #	Peet’s Coffee & Tea, Inc.	135,649	3,559,430
*	Pizza Inn, Inc.	39,700	102,029
*	Prestige Brands Holdings, Inc.	248,517	2,360,911
	PriceSmart, Inc.	271,921	5,778,321
#	Reddy Ice Holdings, Inc.	60,800	511,936
#	Reliv International, Inc.	160,559	846,146
	Rocky Mountain Chocolate Factory, Inc.	79,954	721,185
#	Sanderson Farms, Inc.	197,109	6,762,810
*	Sanfilippo (John B.) & Son, Inc.	75,747	722,626
*	Scheid Vineyards, Inc.	2,900	97,512
*	Schiff Nutrition International, Inc.	110,872	741,734
	Scope Industries	16,650	1,415,250
*	Seneca Foods Corp. Class A	4,565	92,396
*	Seneca Foods Corp. Class B	8,911	187,220
* #	Smart Balance, Inc.	9,500	60,800
	Spartan Stores, Inc.	211,866	4,817,833
* #	Spectrum Brands, Inc.	482,600	820,420
* #	Star Scientific, Inc.	716,798	2,308,090
	Stephan Co.	33,500	103,850
	Tasty Baking Co.	80,500	338,100
*	Tofutti Brands, Inc.	53,404	147,395
*	TreeHouse Foods, Inc.	138,000	3,830,880
*	United Natural Foods, Inc.	16,416	315,516
	United-Guardian, Inc.	39,320	414,826
* #	USANA Health Services, Inc.	174,170	6,594,076
*	Vermont Pure Holdings, Ltd.	20,600	28,428
	Village Super Market, Inc.	28,993	1,302,655
	WD-40 Co.	165,858	5,786,786
	Weis Markets, Inc.	3,574	135,276
*	Winn-Dixie Stores, Inc.	136,032	1,920,772
*	Zapata Corp.	127,644	880,744
Total Consumer Staples			174,485,775

Energy — (4.2%)
*	Abraxas Petroleum Corp.	486,100	1,754,821
	Adams Resources & Energy, Inc.	68,250	1,913,730
*	Allis-Chalmers Energy, Inc.	341,724	4,941,329
* #	American Oil & Gas, Inc.	417,207	1,197,384
*	Arena Resources, Inc.	2,572	114,891
*	Aventine Renewable Energy Holdings, Inc.	13,400	85,760
	Barnwell Industries, Inc.	75,026	889,058
*	Basic Energy Services, Inc.	135,400	3,957,742
* #	Bolt Technology Corp.	83,130	1,600,252
*	Boots & Coots International Well Control, Inc.	567,362	1,730,454
*	Brigham Exploration Co.	411,871	5,589,089
*	Bronco Drilling Co., Inc.	144,216	2,285,824
*	Callon Petroleum Co.	195,500	3,884,585
*	Catalytica Energy Systems, Inc.	8,358	22,817
	CKX Lands, Inc.	10,104	138,677
*	Clayton Williams Energy, Inc.	111,180	8,998,909
*	Contango Oil & Gas Co.	27,762	1,974,433
*	Credo Petroleum Corp.	18,942	202,869
*	Crusader Energy Group, Inc.	198,498	871,406
*	Dawson Geophysical Co.	75,050	4,707,886
* #	Dune Energy, Inc.	372,110	357,226

10

* #	Edge Petroleum Corp.	215,974	984,841
*	Endeavour International Corp.	781,460	1,344,111
*	Energy Partners, Ltd.	134,012	1,594,743
*	Evolution Petroleum Corp.	46,497	170,644
* #	FieldPoint Petroleum Corp.	32,914	126,061
* #	FX Energy, Inc.	352,192	2,958,413
* #	Gasco Energy, Inc.	757,800	1,993,014
*	Geokinetics, Inc.	5,000	97,900
*	Geomet, Inc.	34,900	243,602
* #	GeoResources, Inc.	59,543	979,482
* #	Goodrich Petroleum Corp.	99,800	5,074,830
	Gulf Island Fabrication, Inc.	138,349	5,958,691
* #	Gulfport Energy Corp.	388,542	5,183,150
*	Harvest Natural Resources, Inc.	487,800	5,404,824
*	HKN, Inc.	25,195	237,337
#	Houston American Energy Corp.	266,977	2,274,644
* #	Hyperdynamics Corp.	11,100	17,982
*	Infinity, Inc.	136,487	116,014
*	James River Coal Co.	97,873	4,127,304
*	Kodiak Oil & Gas Corp.	290,498	842,444
	Lufkin Industries, Inc.	76,698	7,116,807
*	Matrix Service Co.	252,394	6,632,914
* #	McMoran Exploration Co.	161,187	4,408,464
*	Meridian Resource Corp.	810,972	2,197,734
* #	Mexco Energy Corp.	16,248	464,693
*	Mitcham Industries, Inc.	94,300	1,440,904
*	NATCO Group, Inc. Class A	170,198	8,627,337
* #	National Coal Corp.	145,689	1,212,132
*	Natural Gas Services Group	103,600	2,687,384
*	New Concept Energy, Inc.	8,773	51,322
*	Newpark Resources, Inc.	880,469	7,554,424
*	Northern Oil & Gas, Inc.	9,000	66,600
*	OMNI Energy Services Corp.	171,145	753,038
* #	Pacific Ethanol, Inc.	394,786	813,259
#	Panhandle Royalty Co.	55,492	2,008,810
*	Parallel Petroleum Corp.	346,786	4,591,447
* #	Parker Drilling Co.	440,400	4,082,508
*	Petroleum Development Corp.	80,720	4,906,969
* #	PetroQuest Energy, Inc.	458,562	8,478,811
*	PHI, Inc. (69336T106)	2,314	88,522
*	PHI, Inc. (69336T205)	114,859	4,411,734
*	Pioneer Drilling Co.	378,705	6,347,096
* #	PowerSecure International, Inc.	151,500	1,224,120
* #	Pyramid	5,720	78,307
* #	Quest Resource Corp.	142,239	684,170
* #	Rentech, Inc.	1,286,825	3,036,907
* #	Royale Energy, Inc.	52,230	374,489
* #	SulphCo, Inc.	647,100	1,889,532
*	Superior Well Services, Inc.	167,894	5,533,786
* #	Syntroleum Corp.	463,596	751,026
*	T-3 Energy Services, Inc.	76,295	4,259,550
* #	Teton Energy Corp.	148,193	600,182
*	TGC Industries, Inc.	173,766	1,265,016
* #	Toreador Resources Corp.	158,909	1,374,563
* #	Transmeridian Exploration, Inc.	831,700	282,778

11

* #	Trico Marine Services, Inc.	145,226	3,449,117
* #	Tri-Valley Corp.	225,222	1,581,058
* #	TXCO Resources, Inc.	326,057	3,948,550
*	Union Drilling, Inc.	141,054	2,005,788
* #	Uranium Energy Corp.	2,300	4,577
* #	Uranium Resources, Inc.	209,172	481,096
#	USEC, Inc.	84,200	484,992
*	VAALCO Energy, Inc.	534,600	4,185,918
* #	Venoco, Inc.	28,400	478,824
* #	VeraSun Energy Corp.	29,800	171,648
* #	Verenium Corp.	476,046	1,075,864
* #	Warren Resources, Inc.	477,074	5,386,165
* #	Westmoreland Coal Co.	86,167	1,738,850
	World Fuel Services Corp.	132,519	3,817,872
Total Energy			216,056,827

Financials — (12.2%)
* #	1st Constitution Bancorp	8,846	103,498
	1st Independence Financial Group, Inc.	6,285	115,895
*	1st Pacific Bancorp	3,264	22,179
	1st Source Corp.	204,017	4,433,289
	21st Century Holding Co.	74,434	499,452
	Abigail Adams National Bancorp, Inc.	15,312	88,044
	Abington Bancorp, Inc.	47,085	465,671
	Access National Corp.	45,572	272,521
	Advance America Cash Advance Centers, Inc.	109,597	539,217
	Advanta Corp. Class A	19,594	127,753
	Advanta Corp. Class B	109,375	834,531
	Affirmative Insurance Holdings, Inc.	41,908	252,705
	Alliance Bancorp, Inc. of Pennsylvania	10,220	91,878
	Alliance Financial Corp.	10,944	273,381
* #	Alphatec Holdings, Inc.	176,970	847,686
*	AmComp, Inc.	11,764	141,168
#	Amcore Financial, Inc.	241,938	2,126,641
	Ameriana Bancorp	20,650	170,362
	American Bancorp of New Jersey, Inc.	78,536	830,126
	American Equity Investment Life Holding Co.	509,800	4,685,062
*	American Independence Corp.	18,018	120,000
	American National Bankshares, Inc.	10,488	176,618
	American Physicians Capital, Inc.	98,047	4,147,388
	American Physicians Services Group, Inc.	36,700	810,336
	American River Bankshares	57,206	597,231
*	American Spectrum Realty, Inc.	2,711	96,240
#	American West Bancorporation	138,113	237,554
	Ameris Bancorp	121,250	1,457,425
*	Amerisafe, Inc.	129,699	2,398,135
*	AmeriServe Financial, Inc.	189,054	535,023
	AmTrust Financial Services, Inc.	69,184	972,727
#	Anchor Bancorp Wisconsin, Inc.	216,528	1,662,935
	Arrow Financial Corp.	106,228	2,621,707
	ASB Financial Corp.	4,400	67,650
#	Asset Acceptance Capital Corp.	288,037	3,122,321
#	ASTA Funding, Inc.	136,969	1,134,103
*	Atlantic American Corp.	159,332	238,201
	Atlantic Coast Federal Corp.	55,512	438,545

12

#	Atlantic Southern Financial Group, Inc.	6,530	89,787
#	Auburn National Bancorporation, Inc.	4,282	97,330
*	B of I Holding, Inc.	100	629
	Baldwin & Lyons, Inc. Class A	1,834	41,338
	Baldwin & Lyons, Inc. Class B	89,282	1,903,492
	BancFirst Corp.	152,633	7,347,753
*	Bancinsurance Corp.	39,480	212,205
	Bancorp Rhode Island, Inc.	29,823	884,848
#	BancTrust Financial Group, Inc.	8,258	69,698
	Bank Mutual Corp.	106,508	1,283,421
	Bank of Commerce Holdings	25,399	165,093
* #	Bank of Florida Corp.	83,250	661,005
#	Bank of Granite Corp.	144,524	1,107,054
#	Bank of the Ozarks, Inc.	158,935	3,555,376
	BankAtlantic Bancorp, Inc. Class A	155,800	289,788
	BankFinancial Corp.	212,776	3,174,618
#	Banner Corp.	127,956	1,352,495
	Bar Harbor Bankshares	21,811	637,317
	BCB Bancorp, Inc.	6,578	92,092
*	BCSB Bancorp, Inc.	4,921	53,983
*	Beach First National Bancshares, Inc.	46,850	387,449
	Benjamin Franklin Bancorp, Inc.	8,197	98,774
	Berkshire Bancorp, Inc.	3,505	43,812
	Berkshire Hills Bancorp, Inc.	83,135	2,211,391
	Beverly Hills Bancorp, Inc.	193,155	264,622
	Beverly National Corp.	1,000	19,500
*	BFC Financial Corp.	166,730	120,046
*	BGC Partners, Inc. Class A	181,675	1,197,238
*	BNCCORP, Inc.	12,585	126,479
*	BNS Holding, Inc.	26,480	369,131
	Boston Private Financial Holdings, Inc.	36,394	325,362
*	Bridge Capital Holdings	25,359	318,255
*	Broadopoint Securities Group, Inc.	114,506	383,595
	Brooke Corp.	90,649	58,015
	Brookline Bancorp, Inc.	459,669	4,725,397
#	Brooklyn Federal Bancorp, Inc.	17,788	266,820
	Brunswick Bancorp	120	900
#	Bryn Mawr Bank Corp.	49,995	1,107,889
#	C&F Financial Corp.	11,925	262,350
#	Cadence Financial Corp.	20,689	190,132
	California First National Bancorp	80,050	921,375
	Camco Financial Corp.	26,162	278,625
#	Camden National Corp.	71,594	2,318,930
	Capital Bank Corp.	10,743	109,579
#	Capital City Bank Group, Inc.	150,073	3,636,269
#	Capital Corp. of the West	98,018	311,697
	Capital Properties, Inc.	3,690	92,250
	Capital Southwest Corp.	4,918	659,209
#	Capitol Bancorp, Ltd.	157,890	2,426,769
	Cardinal Financial Corp.	228,985	1,944,083
	Carrollton Bancorp	1,700	18,462
	Carver Bancorp, Inc.	8,643	66,119
	Cascade Financial Corp.	33,664	309,036
#	Center Bancorp, Inc.	127,896	1,351,861
	Center Financial Corp.	152,154	2,049,514

13

#	Centerstate Banks of Florida, Inc.	20,546	293,602
	Central Bancorp, Inc.	10,000	128,600
	Central Pacific Financial Corp.	45,600	542,640
	Central Virginia Bankshares, Inc.	11,891	165,344
	Centrue Financial Corp.	15,686	199,683
	Century Bancorp, Inc. Class A	13,723	236,722
	CFS Bancorp, Inc.	101,673	969,960
	Charter Financial Corp.	750	10,500
	Chemical Financial Corp.	235,414	6,786,986
*	Chicopee Bancorp, Inc.	7,576	101,367
	Citizens Community Bancorp, Inc.	900	7,146
	Citizens First Bancorp, Inc.	79,838	348,094
	Citizens First Corp.	1,300	9,490
	Citizens Holding Co.	2,417	47,156
	Citizens South Banking Corp.	56,037	448,296
* #	Citizens, Inc.	388,983	2,769,559
	City Holding Co.	174,419	7,292,458
#	Clifton Savings Bancorp, Inc.	19,645	216,488
*	CNA Surety Corp.	334,342	5,372,876
	CNB Financial Corp.	24,191	323,676
#	CoBiz Financial, Inc.	191,894	2,059,023
	Codorus Valley Bancorp, Inc.	9,033	108,035
*	Colonial Bankshares, Inc.	4,265	44,910
#	Colony Bankcorp, Inc.	36,293	390,513
	Columbia Banking System, Inc.	159,361	2,231,054
	Comm Bancorp, Inc.	3,845	165,450
*	Command Security Corp.	600	2,124
	Commercial National Financial Corp.	3,800	49,438
	Commonwealth Bankshares, Inc.	16,966	233,282
* #	Community Bancorp	41,480	218,185
	Community Bank System, Inc.	282,197	6,377,652
	Community Bankshares, Inc.	6,030	125,062
	Community Capital Corp.	3,442	32,871
	Community Trust Bancorp, Inc.	150,480	5,047,099
#	Community West Bancshares	26,455	105,820
	Compass Diversified Holdings	115,147	1,478,487
* #	CompuCredit Corp.	20,300	105,357
	Consolidated-Tokoma Land Co.	51,100	2,109,919
*	Consumer Portfolio Services, Inc.	208,967	449,279
	Cooperative Bankshares, Inc.	24,250	162,475
*	Core-Mark Holding Co., Inc.	41,875	1,235,312
#	Corus Bankshares, Inc.	181,767	721,615
*	Cowen Group, Inc.	99,876	916,862
*	Cowlitz Bancorporation	9,403	55,196
	Crawford & Co. Class A	109,739	1,153,357
#	Crawford & Co. Class B	139,412	2,053,539
#	CVB Financial Corp.	298,379	3,207,574
*	Dearborn Bancorp, Inc.	21,086	96,996
#	Delta Financial Corp.	219,200	3,288
	Dime Community Bancshares	346,112	5,683,159
* #	Dollar Financial Corp.	219,451	4,011,564
	Donegal Group, Inc. Class A	180,377	3,243,178
	Donegal Group, Inc. Class B	34,692	658,801
	Eastern Insurance Holdings, Inc.	10,570	161,087
	Eastern Virginia Bankshares, Inc.	5,635	90,160

14

	ECB Bancorp, Inc.	3,122	74,928
*	eHealth, Inc.	45,528	675,636
	EMC Insurance Group, Inc.	133,763	3,250,441
	Employers Holdings, Inc.	200	3,476
*	Encore Bancshares, Inc.	15,000	248,550
*	Encore Capital Group, Inc.	207,755	2,638,488
	Enterprise Bancorp, Inc.	7,493	88,979
#	Enterprise Financial Services Corp.	82,695	1,551,358
#	Epoch Holding Corp.	75,975	880,550
	ESB Financial Corp.	97,688	1,043,308
	ESSA Bancorp, Inc.	26,400	353,232
	Evans Bancorp, Inc.	8,715	145,105
	Evercore Partners, Inc. Class A	2,200	29,172
*	Exlservice Holdings, Inc.	110,968	1,209,551
*	EZCORP, Inc. Class A	275,700	4,298,163
#	F.N.B. Corp.	335,207	3,918,570
#	Farmers Capital Bank Corp.	6,700	200,129
	Federal Agriculture Mortgage Corp. Class A	3,700	74,925
#	Federal Agriculture Mortgage Corp. Class C	86,200	2,525,660
* #	Federal Trust Corp.	5,930	5,040
	Fidelity Bancorp, Inc.	5,416	62,284
	Fidelity Southern Corp.	82,500	325,875
	Financial Federal Corp.	272,250	6,798,082
	Financial Institutions, Inc.	58,777	1,032,712
*	First Acceptance Corp.	442,702	1,452,063
*	First Advantage Bancorp	4,853	54,354
	First Bancorp	143,984	2,159,760
	First Bancorp of Indiana, Inc.	1,400	14,028
#	First Bancorp, Inc.	23,203	421,599
	First Bancshares, Inc. (318687100)	4,398	73,798
	First Bancshares, Inc. (318916103)	3,956	61,318
*	First Bank of Delaware	50,014	93,526
#	First Busey Corp.	241,633	3,421,523
	First Business Financial Services, Inc.	4,659	77,293
*	First California Financial Group, Inc.	4,595	39,333
*	First Cash Financial Services, Inc.	318,654	5,904,659
#	First Commonwealth Financial Corp.	284,400	3,250,692
#	First Community Bancshares, Inc.	109,410	3,493,461
	First Defiance Financial Corp.	68,992	1,130,779
#	First Federal Bancshares of Arkansas, Inc.	46,800	359,892
	First Federal Bankshares, Inc.	1,350	8,100
	First Federal of Northern Michigan Bancorp, Inc.	13,700	67,130
#	First Financial Bancorp	375,426	4,888,047
#	First Financial Bankshares, Inc.	145,421	7,135,808
	First Financial Corp.	122,845	5,095,611
	First Financial Holdings, Inc.	122,500	2,675,400
	First Financial Service Corp.	17,764	357,589
	First Franklin Corp.	2,153	17,224
*	First Investors Financial Services Group, Inc.	43,200	207,360
*	First Keystone Financial, Inc.	16,800	161,280
	First M&F Corp.	18,289	195,144
* #	First Mariner Bancorp, Inc.	23,940	58,892
	First Merchants Corp.	167,116	3,223,668
*	First Mercury Financial Corp.	8,327	122,657
* #	First National Bancshares, Inc.	2,956	18,253

15

	First PacTrust Bancorp, Inc.	20,212	254,671
	First Place Financial Corp.	158,911	1,614,536
* #	First Regional Bancorp	116,849	598,267
	First Security Group, Inc.	19,211	151,575
#	First South Bancorp, Inc.	59,911	1,058,627
#	First State Bancorporation	179,336	1,024,009
	First State Financial Corp.	17,196	100,081
	First United Corp.	26,172	525,534
	First West Virginia Bancorp, Inc.	1,000	14,750
	Firstbank Corp.	35,127	318,602
*	FirstCity Financial Corp.	106,795	666,401
#	Flagstar Bancorp, Inc.	298,800	1,323,684
	Flushing Financial Corp.	201,469	3,503,546
	FNB United Corp.	19,043	143,203
*	Forestar Real Estate Group, Inc.	54,708	1,102,913
*	Fox Chase Bancorp, Inc.	14,142	171,825
*	FPIC Insurance Group, Inc.	93,997	4,855,885
* #	Franklin Bank Corp.	155,974	89,061
* #	Franklin Credit Management Corp.	18,500	7,400
#	Frontier Financial Corp.	117,577	1,310,984
#	Gateway Financial Holdings, Inc.	103,567	713,577
	German American Bancorp, Inc.	35,365	459,391
*	Golfsmith International Holdings, Inc.	1,000	3,330
	Gouverneur Bancorp, Inc.	3,570	27,453
#	Great Southern Bancorp, Inc.	135,067	1,400,645
*	Greater Atlantic Financial Corp.	200	460
#	Greene Bancshares, Inc.	98,331	1,519,214
	Grubb & Ellis Co.	281,049	975,240
	GS Financial Corp.	9,668	149,854
* #	Guaranty Bancorp	222,959	1,255,259
	Guaranty Federal Bancshares, Inc.	25,814	368,624
#	Habersham Bancorp	740	4,817
*	Hallmark Financial Services, Inc.	85,120	785,658
#	Hanmi Financial Corp.	92,906	474,750
	Harleysville Group, Inc.	32	1,161
#	Harleysville National Corp.	264,106	3,882,358
	Harleysville Savings Financial Corp.	3,362	46,194
#	Harrington West Financial Group, Inc.	9,629	34,183
* #	Harris & Harris Group, Inc.	26,503	194,002
	Hawthorn Bancshares, Inc.	2,859	68,073
#	Heartland Financial USA, Inc.	48,642	1,047,262
#	Hercules Technology Growth Capital, Inc.	133,455	1,389,267
	Heritage Commerce Corp.	114,368	1,374,703
	Heritage Financial Corp.	87,885	1,240,936
	Heritage Financial Group	1,675	17,738
	HF Financial Corp.	33,592	515,973
*	HFF, Inc.	49,900	248,502
*	Hilltop Holdings, Inc.	18,000	187,380
	Hingham Institution for Savings	9,194	271,223
	HMN Financial, Inc.	37,346	531,807
#	Home Bancshares, Inc.	73,317	1,761,808
	Home Federal Bancorp, Inc.	29,990	329,890
	HopFed Bancorp, Inc.	4,655	56,279
	Horace Mann Educators Corp.	23,400	348,660
	Horizon Bancorp	6,017	133,638

16

#	Horizon Financial Corp.	117,723	959,442
*	HouseValues, Inc.	13,449	37,926
	IBERIABANK Corp.	108,162	5,865,625
#	Imperial Capital Bancorp, Inc.	51,800	463,092
	Independence Holding Co.	46,258	607,830
	Independent Bank Corp. (MA)	140,701	3,891,790
#	Independent Bank Corp. (MI)	214,800	1,591,668
	Indiana Community Bancorp	37,400	562,870
	Infinity Property & Casualty Corp.	159,371	7,410,751
	Integra Bank Corp.	161,455	1,034,927
*	International Assets Holding Corp.	9,833	279,257
	Intervest Bancshares Corp.	70,600	561,976
	Investors Title Co.	21,702	953,803
#	Irwin Financial Corp.	280,400	1,096,364
*	Jacksonville Bancorp, Inc.	1,193	18,641
	Jefferson Bancshares, Inc.	5,911	54,677
*	Jesup & Lamont, Inc.	2,025	2,187
* #	KBW, Inc.	70,650	2,087,001
	Kearny Financial Corp.	89,858	1,248,128
*	Kennedy-Wilson, Inc.	76,600	3,332,100
*	Kent Financial Services, Inc.	49,712	90,973
	Kentucky First Federal Bancorp	17,951	170,534
#	K-Fed Bancorp	33,755	342,276
*	LaBranche & Co., Inc.	166,500	1,070,595
#	Lakeland Bancorp, Inc.	101,006	1,191,871
	Lakeland Financial Corp.	85,808	1,747,909
	Landmark Bancorp, Inc.	9,792	210,528
	Legacy Bancorp, Inc.	34,925	481,616
#	Life Partners Holdings, Inc.	69,663	2,017,440
	Lincoln Bancorp	7,057	70,005
*	Liquidity Services, Inc.	102,074	1,118,731
	LNB Bancorp, Inc.	16,004	137,474
* #	Loopnet, Inc.	132,145	1,408,666
	LSB Corp.	25,632	378,072
	LSB Financial Corp.	2,423	44,825
#	Macatawa Bank Corp.	154,898	1,253,125
#	MainSource Financial Group, Inc.	126,766	2,295,732
*	MarketAxess Holdings, Inc.	292,095	2,935,555
* #	Marlin Business Services, Inc.	118,674	906,669
	MASSBANK Corp.	34,072	1,356,406
	Mayflower Bancorp, Inc.	2,950	29,057
*	Mays (J.W.), Inc.	2,700	45,468
	MB Financial, Inc.	72,994	2,031,423
#	MBT Financial Corp.	168,253	765,551
	MCG Capital Corp.	212,452	739,333
	Meadowbrook Insurance Group, Inc.	444,384	2,977,379
	Medallion Financial Corp.	161,000	1,671,180
#	Mercantile Bancorp, Inc.	11,389	193,328
	Mercantile Bank Corp.	34,131	293,868
	Mercer Insurance Group, Inc.	59,656	990,290
	Merchants Bancshares, Inc.	62,524	1,438,052
* #	Meridian Interstate Bancorp, Inc.	9,700	93,508
	Meta Financial Group, Inc.	22,423	417,068
	MetroCorp Bancshares, Inc.	61,406	783,541
	MicroFinancial, Inc.	69,540	300,413

17

	Mid Penn Bancorp, Inc.	4,957	124,173
#	MidSouth Bancorp, Inc.	18,707	332,049
#	Midwest Banc Holdings, Inc.	216,843	1,207,816
	MidWestOne Financial Group, Inc.	2,154	30,178
	Monroe Bancorp	12,000	140,520
*	Move, Inc.	1,396,321	3,770,067
#	MSB Financial Corp.	1,796	19,343
	MutualFirst Financial, Inc.	37,037	391,481
#	Nara Bancorp, Inc.	255,746	2,800,419
#	National Interstate Corp.	106,747	2,074,094
#	National Penn Bancshares, Inc.	200,718	2,866,253
	National Security Group, Inc.	12,602	172,143
	National Western Life Insurance Co. Class A	5,951	1,424,907
	Naugatuck Valley Financial Corp.	3,639	34,534
*	Navidec Financial, Inc.	3,516	5,801
*	Navigators Group, Inc.	150,925	7,908,470
	NBT Bancorp, Inc.	335,433	8,416,014
	Nelnet, Inc. Class A	57,463	903,318
*	New Century Bancorp, Inc.	7,759	71,926
	New England Bancshares, Inc.	2,680	27,751
	New Hampshire Thrift Bancshares, Inc.	19,518	189,325
	New Westfield Financial, Inc.	70,796	723,535
	NewBridge Bancorp	78,909	472,665
*	Newport Bancorp, Inc.	5,777	69,757
*	Newstar Financial, Inc.	9,091	80,001
*	Newtek Business Services, Inc.	243,027	165,258
* #	NexCen Brands, Inc.	493,934	182,904
*	Nexity Financial Corp.	680	1,421
	North Central Bancshares, Inc.	17,500	341,250
	North Valley Bancorp	9,800	67,130
	Northeast Bancorp	13,100	146,065
	Northeast Community Bancorp, Inc.	5,798	58,560
	Northrim Bancorp, Inc.	57,536	953,372
	Northway Financial, Inc.	982	12,864
#	Norwood Financial Corp.	3,598	110,638
#	NYMAGIC, Inc.	81,344	1,763,538
	Ocean Shore Holding Co.	12,131	121,674
	OceanFirst Financial Corp.	112,791	2,035,878
* #	Ocwen Financial Corp.	353,332	2,462,724
	Ohio Valley Banc Corp.	8,083	181,867
#	Old Second Bancorp, Inc.	99,705	1,688,006
*	Optimumbank Holdings, Inc.	2,586	16,292
* #	Oritani Financial Corp.	48,375	815,602
	Osage Bancshares, Inc.	3,503	34,067
#	PAB Bankshares, Inc.	26,693	199,130
#	Pacific Capital Bancorp	83,125	1,222,769
#	Pacific Continental Corp.	81,461	1,002,785
	Pacific Mercantile Bancorp	92,217	627,076
*	Pacific Premier Bancorp, Inc.	30,012	158,163
*	Pacific State Bancorp	14,502	100,426
	Pamrapo Bancorp, Inc.	43,227	594,804
	Park Bancorp, Inc.	3,302	39,459
#	Park National Corp.	14,126	865,924
	Parkvale Financial Corp.	50,795	1,121,046
	Patriot Capital Funding, Inc.	14,627	108,532

18

	Patriot National Bancorp	7,461	102,589
	PAULA Financial	49,300	99,339
#	Peapack-Gladstone Financial Corp.	66,781	1,958,687
*	Penn Treaty American Corp.	198,867	445,462
	Penns Woods Bancorp, Inc.	22,140	654,237
* #	Pennsylvania Commerce Bancorp, Inc.	59,182	1,654,729
*	Penson Worldwide, Inc.	105,265	1,773,715
	Peoples Bancorp of North Carolina	14,205	158,386
	Peoples Bancorp, Inc. (709788202)	3,331	42,887
	Peoples Bancorp, Inc. (709789101)	96,416	1,980,385
	Peoples Community Bancorp	900	1,674
#	PFF Bancorp, Inc.	116,500	142,130
*	Pico Holdings, Inc.	170,271	8,111,710
	Pinnacle Bancshares, Inc.	2,000	17,520
* #	Pinnacle Financial Partners, Inc.	139,835	3,540,622
*	PMA Capital Corp. Class A	303,756	2,882,644
#	PMI Group, Inc.	113,700	408,183
	Porter Bancorp, Inc.	11,558	215,094
* #	Portfolio Recovery Associates, Inc.	156,728	6,667,209
#	Preferred Bank	38,549	376,624
	Premier Financial Bancorp, Inc.	18,300	173,850
	Presidential Life Corp.	226,349	4,074,282
	Princeton National Bancorp, Inc.	14,057	383,053
#	PrivateBancorp, Inc.	107,404	3,290,859
	Providence Community Bancshares, Inc.	2,961	39,115
#	Provident Bankshares Corp.	40,500	313,470
#	Provident Financial Holdings, Inc.	72,400	459,016
	Provident Financial Services, Inc.	120,774	1,841,803
	Provident New York Bancorp	413,654	5,724,971
	Prudential Bancorp, Inc. of Pennsylvania	1,732	18,082
	PSB Holdings, Inc.	599	4,972
	Pulaski Financial Corp.	93,234	904,370
#	QC Holdings, Inc.	120,144	760,512
	Rainier Pacific Financial Group, Inc.	51,047	374,685
	Renasant Corp.	144,153	2,725,933
#	Republic Bancorp, Inc. Class A	179,255	5,311,326
*	Republic First Bancorp, Inc.	71,317	641,140
	Resource America, Inc.	172,380	2,128,893
*	Rewards Network, Inc.	261,950	1,322,847
	Riverview Bancorp, Inc.	96,249	626,581
#	Rockville Financial, Inc.	46,555	673,651
#	Roma Financial Corp.	11,928	181,186
	Rome Bancorp, Inc.	53,296	575,597
	Royal Bancshares of Pennsylvania, Inc. Class A	25,954	123,801
	Rurban Financial Corp.	2,810	28,044
#	S&T Bancorp, Inc.	180,905	6,071,172
#	S.Y. Bancorp, Inc.	131,985	3,727,256
	Safety Insurance Group, Inc.	68,016	2,924,688
	Salisbury Bancorp, Inc.	1,631	48,114
	Sanders Morris Harris Group, Inc.	183,086	1,922,403
#	Sandy Spring Bancorp, Inc.	152,497	2,729,696
#	SCBT Financial Corp.	77,631	2,626,257
*	Seabright Insurance Holdings	165,630	2,010,748
#	Seacoast Banking Corp. of Florida	173,713	1,525,200
#	Security Bank Corp.	82,743	313,596

19

*	Security National Financial Corp. Class A	11,461	28,652
#	Shore Bancshares, Inc.	13,327	305,322
	SI Financial Group, Inc.	600	5,760
	Siebert Financial Corp.	42,300	132,610
#	Sierra Bancorp	89,538	1,414,700
*	Signature Bank	121,734	3,599,674
	Simmons First National Corp. Class A	138,653	3,940,518
#	Smithtown Bancorp, Inc.	90,817	1,726,431
#	South Street Financial Corp.	2,945	16,566
*	Southcoast Financial Corp.	28,688	330,629
	Southern Community Financial Corp.	45,516	221,663
*	Southern Connecticut Bancorp, Inc.	7,638	52,320
*	Southern First Bancshares, Inc.	22,127	249,371
	Southern Missouri Bancorp, Inc.	1,343	19,903
	SouthFirst Bancshares, Inc.	100	822
	Southside Bancshares, Inc.	87,842	1,910,563
	Southwest Bancorp, Inc.	139,840	2,354,906
	Southwest Georgia Financial Corp.	10,065	171,608
#	State Bancorp, Inc.	107,076	1,590,079
#	StellarOne Corp.	64,855	1,088,915
	Sterling Bancorp	309,669	4,827,740
	Sterling Bancshares, Inc.	632,637	6,225,148
	Sterling Financial Corp.	11,300	115,147
	Stewart Information Services Corp.	56,300	1,053,373
*	Stifel Financial Corp.	206,374	8,434,505
*	Stratus Properties, Inc.	69,398	2,014,624
#	Suffolk Bancorp	99,389	3,531,291
*	Sun American Bancorp	7,880	15,918
*	Sun Bancorp, Inc.	216,484	2,554,511
* #	Superior Bancorp	75,613	508,119
	Sussex Bancorp	5,160	39,732
	SWS Group, Inc.	268,623	5,420,812
	Taylor Capital Group, Inc.	71,940	779,110
	Team Financial, Inc.	3,892	15,412
	Teche Holding Co.	7,515	249,874
* #	Tejon Ranch Co.	164,529	5,628,537
#	Temecula Valley Bancorp, Inc.	73,925	381,453
*	Texas Capital Bancshares, Inc.	171,944	2,684,046
	TF Financial Corp.	18,751	404,272
*	The Bancorp, Inc.	135,100	621,460
*	The Intergroup Corp.	6,500	108,582
	The Savannah Bancorp, Inc.	12,616	183,563
	The Wilber Corp.	19,763	166,009
	Thomas Properties Group, Inc.	78,564	756,571
*	Thomas Weisel Partners Group, Inc.	39,221	240,033
#	TIB Financial Corp.	30,230	211,610
*	Tidelands Bancshares, Inc.	10,102	76,573
#	TierOne Corp.	163,324	922,781
#	Timberland Bancorp, Inc.	75,326	590,556
	Tompkins Financial Corp.	82,112	3,718,031
	Tower Financial Corp.	4,050	39,366
#	Tower Group, Inc.	194,624	4,077,373
#	TowneBank	8,808	172,020
*	Tradestation Group, Inc.	410,037	4,116,771
* #	Trenwick Group, Ltd.	12,662	4

20

* #	Triad Guaranty, Inc.	95,939	146,787
	Trico Bancshares	150,603	2,475,913
#	TrustCo Bank Corp. (NY)	535,137	5,233,640
#	Umpqua Holdings Corp.	182,880	2,553,005
*	Unico American Corp.	114,100	952,735
	Union Bankshares Corp.	120,442	2,735,238
	Union Bankshares, Inc.	9,882	197,344
*	United America Indemnity, Ltd.	54,564	830,464
	United Bancshares, Inc.	4,692	53,395
*	United Capital Corp.	90,008	2,230,398
#	United Community Banks, Inc.	18,500	217,560
	United Community Financial Corp.	263,953	952,870
	United Financial Bancorp, Inc.	51,584	659,759
	United Fire & Casualty Co.	81,501	2,423,840
*	United PanAm Financial Corp.	150,147	557,045
#	United Security Bancshares (CA)	88,454	1,279,929
	United Western Bancorp, Inc.	35,127	381,830
	Unity Bancorp, Inc.	31,871	182,621
	Universal Insurance Holdings, Inc.	106,081	395,682
#	Univest Corporation of Pennsylvania	99,127	2,863,779
	ViewPoint Financial Group	54,276	889,584
#	Vineyard National Bancorp Co.	91,127	61,055
* #	Virginia Commerce Bancorp, Inc.	257,461	1,359,394
	VIST Financial Corp.	8,627	116,464
*	Waccamaw Bankshares, Inc.	9,973	64,824
	Wainwright Bank & Trust Co.	12,087	107,695
	Washington Banking Co.	71,095	654,074
	Washington Trust Bancorp, Inc.	132,221	3,248,670
*	Waterstone Financial, Inc.	64,480	633,838
	Wayne Savings Bancshares, Inc.	1,789	17,300
	Wesbanco, Inc.	244,944	6,069,712
#	West Bancorporation	169,596	2,057,199
	West Coast Bancorp	149,461	1,641,082
* #	Western Alliance Bancorp	16,500	214,500
	Westwood Holdings Group, Inc.	68,070	3,274,167
*	White River Capital, Inc.	2,922	46,021
	Willow Financial Bancorp, Inc.	146,353	1,451,822
#	Wilshire Bancorp, Inc.	264,376	3,587,582
*	Wilshire Enterprises, Inc.	130,375	479,780
	Wintrust Financial Corp.	96,528	2,244,276
*	World Acceptance Corp.	177,000	6,906,540
#	WSB Holdings, Inc.	44,668	218,873
	WSFS Financial Corp.	12,200	652,334
	WVS Financial Corp.	3,295	52,555
#	Yadkin Valley Financial Corp.	16,400	268,140
* #	ZipRealty, Inc.	117,880	533,996
Total Financials			626,703,664

Health Care — (12.8%)
*	A.D.A.M., Inc.	11,300	73,337
* #	Abaxis, Inc.	200,562	3,989,178
* #	Abiomed, Inc.	269,889	4,863,400
* #	Acadia Pharmaceuticals, Inc.	342,908	874,415
*	Accelr8 Technology Corp.	27,482	106,768
*	Accelrys, Inc.	265,239	1,360,676

21

* #	Accentia Biopharmaceuticals, Inc.	56,286	44,466
* #	Access Pharmaceuticals, Inc.	15,200	47,120
* #	Achillion Pharmaceuticals, Inc.	147,200	385,664
* #	Acorda Therapeutics, Inc.	31,787	894,804
* #	Acusphere, Inc.	150,891	65,034
*	Adolor Corp.	294,513	960,112
* #	Advanced Life Sciences Holdings, Inc.	280,200	313,824
* #	ADVENTRX Pharmaceuticals, Inc.	511,200	143,187
*	Affymax, Inc.	8,129	152,337
* #	Air Methods Corp.	117,580	3,394,535
* #	Akorn, Inc.	714,437	3,465,019
*	Albany Molecular Research, Inc.	326,551	5,691,784
* #	Alexza Pharmaceuticals, Inc.	78,576	417,239
* #	Align Technology, Inc.	73,468	958,023
*	Alliance Imaging, Inc.	473,700	5,499,657
*	Allied Healthcare International, Inc.	352,871	801,017
*	Allied Healthcare Products, Inc.	65,800	416,185
*	Allion Healthcare, Inc.	75,516	521,816
*	Allos Therapeutics, Inc.	651,602	6,079,447
*	Allscripts Healthcare Solutions, Inc.	54,667	783,925
* #	Almost Family, Inc.	29,219	1,320,991
* #	Alteon, Inc.	4,418	7,069
*	Altus Pharmaceuticals, Inc.	22,200	35,298
* #	Amag Pharmaceuticals, Inc.	119,140	4,609,527
*	America Services Group, Inc.	99,692	1,080,661
*	American Caresource Holding, Inc.	5,254	42,400
*	American Claims Evaluation, Inc.	3,100	3,534
*	American Dental Partners, Inc.	123,120	1,539,000
*	American Shared Hospital Services	35,563	99,576
*	AMICAS, Inc.	434,714	1,273,712
*	AMN Healthcare Services, Inc.	332,900	6,325,100
*	Amsurg Corp.	297,081	8,053,866
*	Anadys Pharmaceuticals, Inc.	8,196	21,637
	Analogic Corp.	128,346	8,689,024
*	Anesiva, Inc.	107,121	234,595
*	Angeion Corp.	1,294	6,664
*	AngioDynamics, Inc.	170,383	2,799,393
*	Anika Therapeutics, Inc.	104,533	891,666
* #	Antigenics, Inc.	429,428	747,205
*	AP Pharma, Inc.	48,350	71,074
*	Apria Healthcare Group, Inc.	67,515	1,335,447
*	Aradigm Corp.	29,208	18,985
* #	Arcadia Resources, Inc.	126,700	34,209
* #	Ardea Biosciences, Inc.	50,457	672,087
* #	Arena Pharmaceuticals, Inc.	598,979	3,635,803
* #	Ariad Pharmaceuticals, Inc.	631,834	1,965,004
* #	Arqule, Inc.	388,417	1,367,228
* #	Array BioPharma, Inc.	395,379	3,230,246
*	Arrhythmia Research Technology, Inc.	26,575	136,994
* #	Aspect Medical Systems, Inc.	216,544	1,132,525
*	Assisted Living Concepts, Inc.	192,260	1,361,201
* #	AtheroGenics, Inc.	358,831	233,240
*	AtriCure, Inc.	38,486	394,481
#	Atrion Corp.	18,901	2,178,907
*	ATS Medical, Inc.	226,618	670,789

22

*	Avalon Pharmaceuticals, Inc.	74,342	40,896
*	AVANIR Pharmaceuticals Class A	314,452	277,032
* #	AVANT Immunotherapeutics, Inc.	63,273	875,066
* #	AVI BioPharma, Inc.	482,772	540,705
*	Avigen, Inc.	262,088	1,069,319
*	Bioanalytical Systems, Inc.	30,040	145,994
* #	BioCryst Pharmaceuticals, Inc.	285,900	963,483
*	Bio-Imaging Technologies, Inc.	150,975	1,194,212
* #	BioLase Technology, Inc.	230,885	591,066
*	BioMimetic Therapeutics, Inc.	77,565	893,549
*	Bio-Reference Laboratories, Inc.	134,668	3,815,144
* #	BioSante Pharmaceuticals, Inc.	227,470	1,176,020
*	BioScrip, Inc.	356,462	1,432,977
*	BioSphere Medical, Inc.	173,307	726,156
*	Bovie Medical Corp.	158,799	1,159,233
*	Bruker BioSciences Corp.	56,381	870,523
* #	BSD Medical Corp.	208,291	1,655,913
* #	Cadence Pharmaceuticals, Inc.	59,929	593,896
*	Caliper Life Sciences, Inc.	463,931	1,387,154
	Cambrex Corp.	279,840	1,816,162
*	Candela Corp.	224,956	688,365
*	Cantel Medical Corp.	149,670	1,435,335
*	Capital Senior Living Corp.	261,688	2,059,485
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	4,214,368
*	Cardiac Science Corp.	187,226	1,919,066
* #	Cardica, Inc.	51,583	419,886
*	CardioDynamics International Corp.	34,800	47,676
*	Cardiotech International, Inc.	174,860	85,699
* #	Cardium Therapeutics, Inc.	2,100	4,305
*	CAS Medical Systems, Inc.	997	3,320
* #	Catalyst Pharmaceutical Partners, Inc.	9,756	40,097
* #	Cell Genesys, Inc.	632,533	619,882
* #	Cell Therapeutics, Inc.	118,819	27,447
*	Centene Corp.	9,200	207,736
*	Cerus Corp.	283,024	1,262,287
*	Chad Therapeutics, Inc.	23,000	4,715
*	Clarient, Inc.	44,200	95,030
* #	Cleveland Biolabs, Inc.	4,100	20,418
* #	Clinical Data, Inc.	140,074	2,315,423
* #	Columbia Laboratories, Inc.	434,462	1,585,786
* #	Combimatrix Corp.	20,245	290,718
*	Combinatorx, Inc.	277,918	878,221
	Computer Programs & Systems, Inc.	100,981	2,739,615
* #	Conceptus, Inc.	282,206	4,769,281
*	Conmed Corp.	266,279	8,510,277
*	Continucare Corp.	10,250	26,035
* #	Corcept Therapeutics, Inc.	199,501	371,072
* #	Cortex Pharmaceuticals, Inc.	243,740	224,241
*	Corvel Corp.	139,347	4,056,391
*	CPEX Pharmaceuticals, Inc.	20,495	338,372
* #	Critical Therapeutics, Inc.	279,384	72,640
*	Cross Country Healthcare, Inc.	304,069	4,764,761
*	CryoLife, Inc.	247,429	3,904,430
*	CuraGen Corp.	533,496	512,156
*	Curis, Inc.	404,216	703,336

23

* #	Cutera, Inc.	129,828	1,450,179
* #	CV Therapeutics, Inc.	523,992	6,020,668
* #	Cyberonics, Inc.	250,000	5,362,500
* #	Cyclacel Pharmaceuticals, Inc.	196,819	330,656
*	Cynosure, Inc. Class A	70,655	1,750,831
* #	Cypress Bioscience, Inc.	340,354	2,334,828
*	Cytokinetics, Inc.	88,442	459,898
*	Cytomedix, Inc.	66,200	50,974
* #	Cytori Therapeutics, Inc.	144,413	922,799
* #	CytRx Corp.	6,400	3,840
	Datascope Corp.	151,010	7,550,500
	Daxor Corp.	46,300	851,920
*	Del Global Technologies Corp.	157,042	235,563
* #	Dendreon Corp.	687,460	4,042,265
* #	DepoMed, Inc.	453,448	1,981,568
* #	Dexcom, Inc.	229,688	1,580,253
*	Dialysis Corporation of America	36,951	290,804
*	Digirad Corp.	75,285	118,950
* #	Discovery Laboratories, Inc.	733,463	1,466,926
*	Durect Corp.	661,389	3,505,362
*	DUSA Pharmaceuticals, Inc.	158,876	263,734
* #	Dyax Corp.	580,767	2,787,682
*	Dynacq Healthcare, Inc.	67,234	326,085
* #	Dynavax Technologies Corp.	369,482	605,950
* #	Elite Pharmaceuticals, Inc.	170,713	39,264
*	Emageon, Inc.	122,926	296,252
*	Emergent Biosolutions, Inc.	84,404	1,169,839
* #	Emeritus Corp.	209,968	4,665,489
*	Emisphere Technologies, Inc.	254,928	930,487
*	Encision, Inc.	3,700	6,290
* #	Endocare, Inc.	23,766	58,227
*	Endologix, Inc.	411,756	1,119,976
*	Entremed, Inc.	493,456	231,924
* #	Enzo Biochem, Inc.	337,687	4,373,047
* #	Enzon Pharmaceuticals, Inc.	226,800	2,052,540
* #	Epicept Corp.	35,693	22,487
*	EPIX Pharmaceuticals, Inc.	298,596	528,515
*	eResearch Technology, Inc.	532,178	7,179,081
*	etrials Worldwide, Inc.	92,049	138,073
*	Evotec AG Sponsored ADR	140,285	568,154
* #	Exact Sciences Corp.	264,863	283,403
*	Exactech, Inc.	100,152	2,590,932
* #	Exelixis, Inc.	465,852	2,650,698
* #	Farville, Inc.	12,443	659
*	Five Star Quality Care, Inc.	316,616	1,272,796
* #	Genaera Corp.	29,683	33,542
* #	Genitope Corp.	336,125	16,806
* #	Genomic Health, Inc.	192,364	4,299,335
* #	Genta, Inc.	141,120	47,981
*	Gentiva Health Services, Inc.	273,736	7,618,073
* #	GenVec, Inc.	701,062	960,455
* #	Geron Corp.	721,387	3,311,166
*	Greatbatch, Inc.	219,343	5,356,356
*	GTC Biotherapeutics, Inc.	134,253	65,113
* #	GTx, Inc.	169,636	3,004,254

24

* #	Halozyme Therapeutics, Inc.	329,900	2,573,220
* #	Hana Biosciences, Inc.	37,579	19,917
*	Hanger Orthopedic Group, Inc.	178,800	3,027,084
*	Harvard Bioscience, Inc.	302,596	1,385,890
*	Health Grades, Inc.	139,095	463,186
*	HealthAxis, Inc.	5,710	2,627
*	HealthStream, Inc.	212,266	609,203
*	HealthTronics, Inc.	325,205	1,372,365
* #	Hemispherx Biopharma, Inc.	550,400	357,760
*	Hi-Tech Pharmacal Co., Inc.	109,775	1,028,592
* #	HMS Holdings Corp.	231,922	5,749,346
* #	Hollis-Eden Pharmaceuticals, Inc.	227,168	381,642
*	Home Diagnostics, Inc.	12,983	134,114
	Hooper Holmes, Inc.	672,769	1,029,337
*	Human Genome Sciences, Inc.	56,023	415,130
* #	Hythiam, Inc.	120,071	259,353
*	IBioPharma, Inc.	116,875	187,000
* #	Icagen, Inc.	19,600	27,832
*	ICU Medical, Inc.	137,591	4,178,639
* #	Idenix Pharmaceuticals, Inc.	195,142	1,586,504
* #	Idera Pharmaceuticals, Inc.	154,651	2,260,998
* #	IDM Pharma, Inc.	91,812	332,359
*	I-Flow Corp.	233,186	2,287,555
*	Immtech International, Inc.	141,446	94,769
*	Immunicon Corp.	251,597	15,096
* #	ImmunoGen, Inc.	412,276	2,218,045
* #	Immunomedics, Inc.	663,327	1,432,786
* #	IMPATH Bankruptcy Liquidating Trust	70,200	18,252
*	Implant Sciences Corp.	99,817	101,813
*	Incyte Corp.	823,007	8,419,362
* #	Indevus Pharmaceuticals, Inc.	681,291	1,498,840
*	Infinity Pharmaceuticals, Inc.	148,385	1,093,597
*	Inhibitex, Inc.	97,500	59,475
*	Inovio Biomedical Corp.	366,304	351,652
*	Insite Vision, Inc.	99,217	53,577
* #	Insmed, Inc.	119,993	57,597
*	Inspire Pharmaceuticals, Inc.	427,333	1,922,998
*	IntegraMed America, Inc.	76,638	626,132
*	Interleukin Genetics, Inc.	91,221	91,221
* #	InterMune, Inc.	309,720	5,875,388
* #	Interpharm Holdings, Inc.	139,900	1,819
* #	Introgen Therapeutics, Inc.	401,004	372,934
	Invacare Corp.	256,974	6,534,849
* #	Iridex Corp.	75,054	300,216
*	IRIS International, Inc.	177,276	3,283,152
* #	Isolagen, Inc.	338,100	453,054
*	IsoRay, Inc.	4,000	3,600
* #	Ista Pharmaceuticals, Inc.	292,733	526,919
*	IVAX Diagnostics, Inc.	44,400	26,640
* #	Javelin Pharmaceuticals, Inc.	395,170	1,102,524
* #	Kendle International, Inc.	141,840	7,013,988
*	Kensey Nash Corp.	122,700	4,418,427
*	Keryx Biopharmaceuticals, Inc.	397,094	210,460
	Kewaunee Scientific Corp.	22,706	317,203
*	La Jolla Pharmaceutical Co.	363,497	643,390

25

	Landauer, Inc.	89,595	5,846,970
*	Langer, Inc.	18,400	18,400
*	Lannet Co., Inc.	208,170	718,186
#	LCA-Vision, Inc.	122,391	690,285
*	Lexicon Pharmaceuticals, Inc.	1,096,915	2,040,262
*	LHC Group, Inc.	120,710	3,516,282
*	Ligand Pharmaceuticals, Inc. Class B	352,139	1,190,230
*	Lipid Sciences, Inc.	188,800	66,080
*	Luminex Corp.	292,726	7,461,586
*	Magyar Bancorp, Inc.	15,118	139,841
* #	Mannkind Corp.	58,738	190,899
* #	Martek Biosciences Corp.	36,497	1,219,365
*	Matrixx Initiatives, Inc.	93,800	1,662,136
*	Maxygen, Inc.	359,381	1,771,748
* #	MDRNA, Inc.	197,420	150,039
*	MedCath Corp.	219,005	4,658,236
*	Medical Action Industries, Inc.	154,955	2,040,757
*	Medical Staffing Network Holdings, Inc.	227,000	610,630
* #	MediciNova, Inc.	300	1,155
* #	Medivation, Inc.	127,336	3,156,659
*	MEDTOX Scientific, Inc.	79,672	1,392,667
*	Memory Pharmaceuticals Corp.	270,823	89,399
*	Memry Corp.	287,100	717,750
	Merge Healthcare, Inc.	221,137	278,633
*	Merit Medical Systems, Inc.	262,180	5,075,805
*	Metabasis Therapeutics, Inc.	290,653	435,980
*	Metropolitan Health Networks, Inc.	468,252	1,039,519
* #	Micromet, Inc.	144,972	903,176
*	Micrus Endovascular Corp.	117,071	1,475,095
* #	MiddleBrook Pharmaceuticals, Inc.	391,623	814,576
* #	Milestone Scientific, Inc.	27,100	18,970
* #	Minrad International, Inc.	434,568	730,074
* #	Molecular Insight Pharmaceuticals, Inc.	2,758	23,553
* #	Molina Healthcare, Inc.	105,756	3,328,141
* #	Momenta Pharmaceuticals, Inc.	154,542	2,216,132
* #	Monogram Biosciences, Inc.	789,657	655,415
*	MTS Medication Technologies	43,048	239,993
* #	MWI Veterinary Supply, Inc.	96,120	3,786,167
*	Nabi Biopharmaceuticals	598,665	3,448,310
* #	Nanogen, Inc.	298,367	98,461
*	National Dentex Corp.	42,932	406,137
#	National Healthcare Corp.	103,884	5,191,083
#	National Research Corp.	66,313	2,122,016
* #	Natus Medical, Inc.	212,592	5,229,763
* #	Nektar Therapeutics	172,154	683,451
*	Neogen Corp.	135,771	3,539,550
* #	Neopharm, Inc.	252,632	101,053
*	Neose Technologies, Inc.	374,618	131,116
*	Neurobiological Technologies, Inc.	2,085	2,502
*	Neurocrine Biosciences, Inc.	368,927	1,907,353
* #	Neurogen Corp.	358,098	107,429
*	Neurometric, Inc.	109,772	124,042
* #	Nighthawk Radiology Holdings, Inc.	193,227	1,648,226
* #	NitroMed, Inc.	365,125	292,100
*	NMT Medical, Inc.	118,700	462,930

26

*	North American Scientific, Inc.	19,900	8,756
* #	Northfield Laboratories, Inc.	243,732	119,429
*	Northstar Neuroscience, Inc.	68,280	116,759
* #	Novacea, Inc.	32,536	76,460
* #	NovaMed, Inc.	219,315	982,531
* #	Novavax, Inc.	556,245	1,535,236
* #	Noven Pharmaceuticals, Inc.	240,127	2,965,568
*	NOVT Corp.	19,302	26,058
* #	NPS Pharmaceuticals, Inc.	440,805	3,570,521
*	Nutraceutical International Corp.	107,037	1,314,414
* #	Nutrition 21, Inc.	1,085	477
* #	Nuvelo, Inc.	354,782	175,617
* #	NxStage Medical, Inc.	231,040	877,952
*	Occulogix, Inc.	12,798	1,534
*	Odyssey Healthcare, Inc.	330,171	3,215,866
* #	Omnicell, Inc.	284,303	4,364,051
* #	Omrix Biopharmaceuticals, Inc.	113,586	2,612,478
* #	OncoGenex Pharmaceutical, Inc.	720	4,183
*	Opexa Therapeutics, Inc.	21,985	45,509
* #	Optimer Pharmaceuticals, Inc.	58,401	464,872
* #	OraSure Technologies, Inc.	452,018	2,255,570
*	Orchid Cellmark, Inc.	287,604	940,465
*	Ore Pharmaceuticals, Inc.	51,932	64,396
*	Orthologic Corp.	336,100	282,324
* #	Oscient Pharmaceuticals Corp.	95,072	108,382
* #	Osiris Therapeutics, Inc.	69,652	1,069,855
*	Osteotech, Inc.	170,725	892,892
*	Oxigene, Inc.	276,040	358,852
* #	Pain Therapeutics, Inc.	410,909	3,841,999
* #	PainCare Holdings, Inc.	372,904	7,831
*	Palatin Technologies, Inc.	325,781	45,609
* #	Palomar Medical Technologies, Inc.	177,971	2,575,240
* #	Panacos Pharmaceuticals, Inc.	456,566	232,849
*	Par Pharmaceutical Companies, Inc.	270,260	3,848,502
*	PDI, Inc.	131,394	978,885
* #	Penwest Pharmaceuticals Co.	209,134	771,704
*	Pharmacopia, Inc.	107,800	226,380
*	Pharmanet Development Group, Inc.	181,781	4,744,484
*	Phase Forward, Inc.	177,674	3,432,662
*	PHC, Inc.	26,839	66,561
* #	PhotoMedex, Inc.	152,162	77,603
*	Pipex Pharmaceuticals, Inc.	9,600	6,240
* #	Poniard Pharmaceuticals, Inc.	16	77
* #	Pozen, Inc.	288,796	3,326,930
* #	Progenics Pharmaceuticals, Inc.	252,425	3,468,320
*	Prospect Medical Holdings, Inc.	32,100	72,225
*	Providence Service Corp.	108,845	1,394,304
* #	ProxyMed, Inc.	121,529	2,431
	Psychemedics Corp.	50,095	771,463
*	QuadraMed Corp.	83,301	748,876
* #	Questcor Pharmaceuticals, Inc.	343,109	1,873,375
*	Quidel Corp.	307,000	6,001,850
*	Quigley Corp.	72,152	375,912
* #	RadNet, Inc.	195,206	1,214,181
*	Regeneration Technologies, Inc.	302,085	2,833,557

27

* #	RegeneRx Biopharmaceuticals, Inc.	16,459	20,574
*	RehabCare Group, Inc.	158,700	2,910,558
*	Repligen Corp.	323,173	1,735,439
* #	Repros Therapeutics, Inc.	106,040	883,313
*	Res-Care, Inc.	263,391	5,067,643
*	Retractable Technologies, Inc.	33,500	51,255
* #	Rigel Pharmaceuticals, Inc.	240,963	5,701,185
* #	Rochester Medical Corp.	101,576	1,370,260
* #	Rockwell Medical Technologies, Inc.	23,956	119,540
* #	Rotech Healthcare, Inc.	10,968	768
* #	Rural/Metro Corp.	110,300	215,085
*	RXi Pharmaceuticals Corp.	319	2,134
* #	Salix Pharmaceuticals, Ltd.	452,529	3,077,197
* #	Sangamo BioSciences, Inc.	343,507	3,431,635
*	Santarus, Inc.	497,219	1,163,492
* #	Savient Pharmaceuticals, Inc.	185,995	4,227,666
* #	SciClone Pharmaceuticals, Inc.	452,990	674,955
#	Sciele Pharma, Inc.	344,976	6,647,688
* #	SCOLR Pharma, Inc.	84,300	85,986
*	Seattle Genetics, Inc.	557,925	6,220,864
*	Senesco Technologies, Inc.	23,100	30,030
*	Senomyx, Inc.	278,963	1,171,645
*	SenoRx, Inc.	1,900	11,533
* #	Sequenom, Inc.	220,491	5,011,760
*	SeraCare Life Sciences, Inc.	127,485	478,069
* #	Signalife, Inc.	25,700	1,542
*	Somanetics Corp.	124,105	3,077,804
* #	Somaxon Pharmaceuticals, Inc.	98,416	456,650
*	Sonic Innovations, Inc.	257,476	769,853
* #	SonoSite, Inc.	161,570	5,461,066
	Span-American Medical System, Inc.	36,600	469,944
*	Spectranetics Corp.	286,611	2,304,352
* #	Spectrum Pharmaceuticals, Inc.	255,548	436,987
*	SRI/Surgical Express, Inc.	46,400	178,640
* #	Staar Surgical Co.	227,575	1,244,835
* #	StemCells, Inc.	764,823	933,084
* #	Stereotaxis, Inc.	288,784	1,983,946
*	Strategic Diagnostics, Inc.	204,017	491,681
*	Sun Healthcare Group, Inc.	420,360	7,225,988
*	Sunesis Pharmaceuticals, Inc.	23,900	37,762
*	SunLink Health Systems, Inc.	33,465	97,049
* #	SuperGen, Inc.	545,346	910,728
* #	SurModics, Inc.	180,264	7,024,888
*	Symmetry Medical, Inc.	269,982	4,646,390
*	Synovis Life Technologies, Inc.	119,202	2,617,676
* #	Synta Pharmaceuticals Corp.	19,520	172,947
*	Targacept, Inc.	31,229	285,745
* #	Telik, Inc.	142,343	95,370
*	Tercica, Inc.	234,266	2,091,995
*	Theragenics Corp.	280,300	939,005
*	Thoratec Corp.	229,282	6,108,072
*	Threshold Pharmaceuticals, Inc.	33,753	62,443
*	Titan Pharmaceuticals, Inc.	382,520	153,008
*	Torreypines Therapeutics, Inc.	1,500	870
*	Transcend Services, Inc.	1,462	18,611

28

#	Trimeris, Inc.	205,654	834,955
*	U.S. Physical Therapy, Inc.	118,606	2,349,585
*	Urologix, Inc.	123,100	217,887
*	Uroplasty, Inc.	41,537	112,150
	Utah Medical Products, Inc.	53,100	1,508,040
*	Vanda Pharmaceuticals, Inc.	53,900	60,368
*	Vascular Solutions, Inc.	150,435	1,256,132
*	Vaxgen, Inc.	59,100	41,666
*	Vermillion, Inc.	19,960	28,942
*	Via Pharmaceuticals, Inc.	240	384
* #	Vical, Inc.	383,982	1,232,582
* #	ViroPharma, Inc.	267,832	3,923,739
* #	Vision-Sciences, Inc.	23,250	95,093
* #	Vital Images, Inc.	166,379	2,612,150
	Vital Signs, Inc.	129,553	9,567,489
*	Vivus, Inc.	585,337	4,946,098
*	Vnus Medical Technologies	66,469	1,473,618
* #	Volcano Corp.	178,364	3,276,547
*	Wright Medical Group, Inc.	240,961	7,419,189
*	XOMA, Ltd.	17,000	35,190
	Young Innovations, Inc.	77,342	1,584,738
* #	Zila, Inc.	237,599	78,408
*	Zoll Medical Corp.	196,158	6,820,414
* #	Zymogenetics, Inc.	288,541	2,406,432
Total Health Care			656,708,227

Industrials — (14.3%)
* #	3-D Systems Corp.	176,164	2,152,724
*	A. T. Cross Co. Class A	140,470	1,002,956
#	AAON, Inc.	212,587	4,540,858
*	Acco Brands Corp.	177,655	1,508,291
*	Accuride Corp.	301,683	440,457
	Aceto Corp.	228,797	1,953,926
*	Active Power, Inc.	442,143	336,029
	Administaff, Inc.	113,778	3,117,517
*	AeroCentury Corp.	7,766	99,094
*	Aerosonic Corp.	34,700	83,280
*	Aerovironment, Inc.	76,348	2,554,604
*	Air Transport Services Group, Inc.	581,006	575,196
* #	Airtran Holdings, Inc.	507,303	1,217,527
	Alamo Group, Inc.	90,749	1,899,377
*	Alaska Air Group, Inc.	57,500	1,208,075
	Albany International Corp. Class A	900	27,603
*	Allegiant Travel Co.	16,968	526,178
* #	Allied Defense Group, Inc.	51,940	371,371
*	Altra Holdings, Inc.	91,980	1,654,720
	American Ecology Corp.	176,798	5,738,863
*	American Locker Group, Inc.	32,200	107,065
#	American Railcar Industries, Inc.	77,657	1,258,820
*	American Reprographics Co.	132,051	2,338,623
#	American Science & Engineering, Inc.	89,984	6,010,931
* #	American Superconductor Corp.	264,474	6,498,126
#	American Woodmark Corp.	154,920	3,680,899
	Ameron International Corp.	79,595	9,301,472
	Ampco-Pittsburgh Corp.	86,200	3,744,528

29

* #	Amrep Corp.	65,210	3,521,340
*	APAC Customer Services, Inc.	495,143	1,109,120
	Apogee Enterprises, Inc.	280,770	5,615,400
* #	Applied Energetics, Inc.	781,939	1,125,992
	Applied Signal Technologies, Inc.	122,704	2,030,751
*	Argan, Inc.	6,919	117,623
*	Argon ST, Inc.	216,502	5,406,055
#	Arkansas Best Corp.	162,953	5,641,433
* #	Arotech Corp.	99,723	145,596
	Art’s-Way Manufacturing Co., Inc.	200	2,626
* #	Astec Industries, Inc.	198,740	6,836,656
*	Astronics Corp.	67,236	1,633,162
*	Avalon Holding Corp. Class A	20,575	88,473
*	Axsys Technologies, Inc.	101,363	6,885,589
* #	AZZ, Inc.	119,452	5,190,189
#	Badger Meter, Inc.	249,540	11,488,822
*	Baker (Michael) Corp.	85,237	2,950,905
*	Baldwin Technology Co., Inc. Class A	131,900	416,804
	Barrett Business Services, Inc.	110,289	1,599,191
*	Beacon Roofing Supply, Inc.	188,843	3,074,364
*	Blount International, Inc.	456,000	5,754,720
#	BlueLinx Holdings, Inc.	260,684	1,879,532
	Bowne & Co., Inc.	214,283	2,592,824
*	Breeze-Eastern Corp.	94,300	1,001,466
#	Briggs & Stratton Corp.	69,100	1,036,500
*	BTU International, Inc.	86,300	844,877
* #	Builders FirstSource, Inc.	326,290	1,654,290
*	Butler International, Inc.	69,690	29,270
#	C&D Technologies, Inc.	230,400	1,771,776
* #	CAI International, Inc.	9,142	135,302
* #	Cano Petroleum, Inc.	213,572	677,023
* #	Capstone Turbine Corp.	905,071	2,461,793
#	Cascade Corp.	123,134	6,388,192
*	Casella Waste Systems, Inc. Class A	238,977	3,180,784
* #	CBIZ, Inc.	681,623	5,793,796
	CDI Corp.	198,022	4,970,352
*	CECO Environmental Corp.	121,676	579,178
*	Celadon Group, Inc.	225,065	2,896,587
* #	Cenveo, Inc.	78,500	814,045
	Champion Industries, Inc.	96,894	453,464
*	Channell Commercial Corp.	24,400	9,272
	Chase Corp.	82,025	1,419,033
	Chicago Rivet & Machine Co.	20,000	419,000
	CIRCOR International, Inc.	106,080	6,392,381
* #	Coleman Cable, Inc.	12,316	144,713
*	Columbus McKinnon Corp.	184,400	5,032,276
*	Comforce Corp.	80,066	162,534
	Comfort Systems USA, Inc.	400,300	6,100,572
*	Commercial Vehicle Group, Inc.	211,435	2,165,094
*	Competitive Technologies, Inc.	102,100	255,250
	CompX International, Inc.	12,016	87,717
*	COMSYS IT Partners, Inc.	190,136	2,251,210
*	Conrad Industries, Inc.	18,700	233,750
* #	Consolidated Graphics, Inc.	123,797	4,811,989
*	Cornell Companies, Inc.	106,200	2,881,206

30

*	Corrpro Companies, Inc.	42,175	55,249
* #	CoStar Group, Inc.	53,889	2,845,878
*	Covanta Holding Corp.	1	21
*	Covenant Transport Group Class A	91,000	399,490
*	CPI Aerostructures, Inc.	47,933	385,861
*	CRA International, Inc.	115,855	4,621,456
	Cubic Corp.	76,997	2,132,047
*	Devcon International Corp.	29,000	20,300
	Diamond Management & Technology Consultants, Inc.	311,934	1,865,365
*	Distributed Energy Systems Corp.	270,111	8,644
* #	Document Securities Systems, Inc.	132,096	653,875
* #	Double Eagle Petroleum Co.	32,973	536,141
	Ducommun, Inc.	99,023	2,621,139
*	DXP Enterprises, Inc.	33,666	1,987,977
*	Dynamex, Inc.	104,998	3,095,341
	Dynamic Materials Corp.	111,300	3,424,701
*	Eagle Test Systems, Inc.	121,798	1,727,096
	Eastern Co.	58,220	852,923
	Ecology & Environment, Inc. Class A	19,432	205,979
	Electro Rent Corp.	238,205	3,244,352
#	Encore Wire Corp.	219,225	4,180,621
* #	Ener1, Inc.	83,406	622,209
* #	Energy Focus, Inc.	103,463	255,554
*	EnerSys	17,948	504,698
* #	ENGlobal Corp.	247,000	4,275,570
	Ennis, Inc.	252,058	4,161,478
*	EnPro Industries, Inc.	197,900	8,341,485
*	Environmental Tectonics Corp.	60,400	135,900
	Espey Manufacturing & Electronics Corp.	41,000	889,700
*	Evercel, Inc.	2,566	2,104
* #	Exide Technologies	163,098	2,012,629
*	Exponent, Inc.	145,900	4,487,884
*	ExpressJet Holdings, Inc.	497,400	99,480
*	EXX, Inc. Class A	16,814	50,022
*	EXX, Inc. Class B	3,405	10,556
	Federal Signal Corp.	467,647	7,496,381
*	First Aviation Services, Inc.	1,700	3,043
* #	Flanders Corp.	254,700	1,785,447
* #	Flow International Corp.	338,092	2,295,645
* ●	FLYi, Inc.	1,195	—
*	Fortune Industries, Inc.	3,200	3,680
	Forward Air Corp.	180,225	6,360,140
#	Franklin Electric Co., Inc.	97,027	4,201,269
	Freightcar America, Inc.	76,750	2,837,448
* #	Frontier Airlines Holdings, Inc.	278,557	77,996
	Frozen Food Express Industries, Inc.	161,875	979,344
* #	Fuel Tech, Inc.	85,639	1,570,619
* #	FuelCell Energy, Inc.	625,050	4,337,847
*	Furmanite Corp.	332,038	3,954,573
	G & K Services, Inc. Class A	149,828	5,167,568
* #	Gehl Co.	114,303	1,722,546
#	Gencorp, Inc.	555,400	4,337,674
	General Employment Enterprises, Inc.	21,900	13,359
*	GeoEye, Inc.	146,037	3,614,416
*	GeoPetro Resources Co.	2,826	6,500

31

*	Global Cash Access, Inc.	243,824	1,460,506
*	Global Payment Technologies, Inc.	35,300	11,296
#	Gorman-Rupp Co.	165,285	6,649,416
*	GP Strategies Corp.	152,856	1,395,575
#	Graham Corp.	32,600	3,044,840
*	Great Lakes Dredge & Dock Corp.	6,771	50,715
#	Greenbrier Companies, Inc.	149,800	3,003,490
*	Griffon Corp.	295,450	3,619,263
	Hardinge, Inc.	102,200	1,649,508
*	Hawaiian Holdings, Inc.	588,481	5,313,983
#	Healthcare Services Group, Inc.	410,100	7,988,748
	Heico Corp. Class A	125,402	3,611,578
#	Heidrick & Struggles International, Inc.	165,119	5,013,013
*	Henry Bros. Electronics, Inc.	29,514	190,365
*	Herley Industries, Inc.	127,372	2,445,542
*	Hill International, Inc.	328,448	6,322,624
*	Hirsch International Corp. Class A	4,550	5,460
	Hi-Shear Technology Corp.	65,001	757,262
#	HNI Corp.	89,500	2,071,030
* #	Hoku Scientific, Inc.	58,424	351,712
#	Horizon Lines, Inc. Class A	49,533	642,938
	Houston Wire & Cable Co.	68,674	1,157,844
* #	HQ Sustainable Maritime Industries, Inc.	61,028	435,130
*	Hudson Highland Group, Inc.	248,195	2,285,876
*	Hudson Technologies, Inc.	20,484	47,933
* #	Hurco Companies, Inc.	63,300	2,052,819
*	Huttig Building Products, Inc.	161,870	351,258
*	ICF International, Inc.	2,400	44,328
*	ICT Group, Inc.	147,645	1,195,925
*	II-VI, Inc.	197,482	8,671,435
* #	Innerworkings, Inc.	178,664	2,118,955
*	Innotrac Corp.	156,400	578,680
* #	Innovative Solutions & Support, Inc.	167,303	1,002,145
*	Insituform Technologies, Inc. Class A	258,860	4,752,670
#	Insteel Industries, Inc.	168,144	2,875,262
* #	Integrated Electrical Services, Inc.	151,776	3,249,524
*	Interline Brands, Inc.	249,015	3,996,691
*	International Shipholding Corp.	62,725	1,270,181
*	Intersections, Inc.	163,946	1,759,141
*	JPS Industries, Inc.	24,500	177,625
*	Kadant, Inc.	108,100	2,534,945
	Kaman Corp. Class A	237,610	7,163,942
	Kelly Services, Inc. Class A	115,467	2,233,132
	Kelly Services, Inc. Class B	118	2,364
*	Kenexa Corp.	247,427	5,722,987
*	Key Technology, Inc.	49,705	1,419,575
*	Kforce, Inc.	401,879	4,292,068
#	Knoll, Inc.	203,329	3,348,829
*	Korn/Ferry International	253,000	4,498,340
* #	K-Tron International, Inc.	54,706	8,139,706
*	L.B. Foster Co. Class A	120,700	4,654,192
	L.S. Starrett Co. Class A	47,611	1,249,313
*	LaBarge, Inc.	211,950	3,130,502
* #	Ladish Co., Inc.	142,155	3,789,852
	Lawson Products, Inc.	71,565	2,155,538

32

* #	Layne Christensen Co.	159,000	8,725,920
*	Learning Tree International, Inc.	161,606	2,406,313
*	LECG Corp.	222,675	1,814,801
*	LGL Group, Inc.	39,334	247,804
*	LMI Aerospace, Inc.	107,266	2,530,405
	LSI Industries, Inc.	260,130	2,244,922
*	Lydall, Inc.	141,300	1,651,797
*	M&F Worldwide Corp.	85,330	3,756,227
*	Mac-Gray Corp.	116,200	1,346,758
*	Magnetek, Inc.	298,299	1,372,175
* ●	MAIR Holdings, Inc.	151,940	226,391
* ●	MAIR Holdings, Inc. Escrow Shares	151,940	—
*	Manitex International, Inc.	6,450	25,413
*	Marten Transport, Ltd.	206,500	4,117,610
*	Maxco, Inc.	18,800	62,980
	McGrath Rentcorp.	246,518	7,025,763
* # ●	MCSi, Inc.	2,000	—
*	Meadow Valley Corp.	22,900	242,969
*	Media Sciences International, Inc.	11,400	22,173
* #	Medialink Worldwide, Inc.	60,009	12,002
*	Merrimac Industries, Inc.	20,512	110,560
* #	Mesa Air Group, Inc.	331,800	149,310
* #	Metalline Mining Co.	9,600	10,944
#	Met-Pro Corp.	260,261	3,794,605
*	MFRI, Inc.	63,151	711,712
* #	Microvision, Inc.	461,801	1,200,683
* #	Middleby Corp.	200	10,672
* #	Milacron, Inc.	42,943	53,679
*	Millennium Cell, Inc.	118,277	95
*	Miller Industries, Inc.	114,093	954,958
*	Misonix, Inc.	62,750	171,308
* #	Mobile Mini, Inc.	128,085	2,738,457
*	Modtech Holdings, Inc.	156,574	12,526
*	Moore Handley, Inc.	1,500	3,000
	Mueller (Paul) Co.	26,300	1,315,000
#	Multi-Color Corp.	101,404	2,366,769
	NACCO Industries, Inc. Class A	13,080	1,537,423
*	Nashua Corp.	54,500	507,395
*	National Patent Development Corp.	109,400	251,620
	National Technical Systems, Inc.	83,600	417,164
*	Navigant Consulting, Inc.	183,927	3,183,776
* #	NCI Building Systems, Inc.	130,500	4,995,540
*	North America Galvanizing & Coatings, Inc.	112,700	1,154,048
* #	Odyssey Marine Exploration, Inc.	448,045	2,235,745
#	Omega Flex, Inc.	115,650	2,492,258
*	On Assignment, Inc.	350,304	3,310,373
*	Orbit International Corp.	14,582	71,671
*	P.A.M. Transportation Services, Inc.	96,745	1,425,054
	Pacer International, Inc.	142,866	3,011,615
*	Paragon Technologies, Inc.	39,425	224,723
*	Park-Ohio Holdings Corp.	125,525	2,448,993
*	Patrick Industries, Inc.	47,400	327,060
*	Patriot Transportation Holding, Inc.	31,700	2,506,519
*	Pemco Aviation Group Inc	8,074	14,049
*	Perini Corp.	96,230	2,570,303

33

*	PGT, Inc.	25,600	130,560
*	PHH Corp.	61,100	931,775
*	Pike Electric Corp.	146,360	2,758,886
* #	Pinnacle Airlines Corp.	217,187	1,033,810
* #	Plug Power, Inc.	677,284	1,835,440
* #	PMFG, Inc.	129,632	3,468,952
*	Point Blank Solutions, Inc.	399,000	1,097,250
	Portec Rail Products, Inc.	65,593	718,899
*	Powell Industries, Inc.	110,356	4,875,528
* #	Power-One, Inc.	787,298	1,771,421
	Preformed Line Products Co.	33,855	1,853,223
*	PRG-Schultz International, Inc.	53,380	629,350
* #	Protection One, Inc.	26,663	189,307
	Providence & Worcester Railroad Co.	14,952	290,069
* #	Quality Distribution, Inc.	172,513	776,309
	Quixote Corp.	87,303	689,694
#	Raven Industries, Inc.	349,469	15,806,483
*	RBC Bearings, Inc.	163,625	6,535,183
*	RCM Technologies, Inc.	112,993	306,211
*	Republic Airways Holdings, Inc.	386,391	3,338,418
*	Rush Enterprises, Inc. Class A	239,334	3,156,815
*	Rush Enterprises, Inc. Class B	119,386	1,550,824
*	Saia, Inc.	112,832	2,175,401
	Schawk, Inc.	254,089	4,004,443
*	School Specialty, Inc.	207,467	6,327,744
*	Schuff International, Inc.	53,200	1,436,400
	Servidyne, Inc.	19,750	83,345
	Servotronics, Inc.	24,804	302,609
*	SIFCO Industries, Inc.	52,483	535,327
*	Simclar, Inc.	23,400	92,664
*	SL Industries, Inc.	88,385	1,166,682
*	SmartPros, Ltd.	38,973	149,656
*	SPACEHAB, Inc.	6,182	2,844
*	Sparton Corp.	93,971	389,980
*	Spherion Corp.	474,893	2,459,946
*	Spherix, Inc.	135,435	82,615
* #	Spire Corp.	102,842	1,143,603
*	Standard Parking Corp.	190,180	4,151,629
	Standard Register Co.	232,340	2,630,089
	Standex International Corp.	116,377	2,909,425
*	Stanley, Inc.	54,783	1,865,909
*	Sterling Construction Co., Inc.	106,071	1,957,010
#	Sun Hydraulics, Inc.	160,570	5,313,261
	Supreme Industries, Inc.	95,760	375,861
	Sypris Solutions, Inc.	167,114	376,007
	TAL International Group, Inc.	217,127	5,336,982
*	Taleo Corp. Class A	135,254	3,274,499
* #	Taser International, Inc.	595,694	3,872,011
*	Team, Inc.	156,000	5,945,160
*	TeamStaff, Inc.	3,862	10,659
	Tech/Ops Sevcon, Inc.	60,800	383,040
	Technology Research Corp.	57,021	133,999
	Tecumseh Products Co. Class A	123,298	3,253,834
*	Tecumseh Products Co. Class B	4,698	118,906
	Tennant Co.	184,600	5,750,290

34

* #	The Advisory Board Co.	11,844	366,098
	Thomas Group, Inc.	37,879	121,213
#	Titan International, Inc.	325,861	8,713,523
	Todd Shipyards Corp.	56,106	837,102
*	Trailer Bridge, Inc.	42,500	269,875
*	TRC Companies, Inc.	179,330	633,035
	Tredegar Industries, Inc.	337,450	6,681,510
* #	Trex Co., Inc.	144,000	2,671,200
	Triumph Group, Inc.	14,909	816,119
* #	TRM Corp.	153,686	42,264
*	TrueBlue, Inc.	179,721	2,981,571
*	Tufco Technologies, Inc.	6,498	37,364
* #	TurboChef Technologies, Inc.	284,090	1,732,949
	Twin Disc, Inc.	164,400	3,020,028
*	U.S. Home Systems, Inc.	80,559	321,430
* #	Ultralife Corp.	141,146	1,633,059
*	United Stationers, Inc.	61	3,024
	Universal Forest Products, Inc.	76,978	2,528,727
*	Universal Power Group, Inc.	7,810	27,179
*	Universal Security Instruments, Inc.	23,362	149,867
*	Universal Truckload Services, Inc.	71,381	1,758,114
*	UQM Technologies, Inc.	247,770	569,871
*	US Airways Group, Inc.	23,900	202,911
*	USA Truck, Inc.	100,052	1,840,957
* #	Valence Technology, Inc.	67,400	241,966
*	Valpey Fisher Corp.	36,360	152,712
*	Versar, Inc.	79,581	441,675
	Viad Corp.	208,359	6,517,470
#	Vicor Corp.	273,354	2,752,675
*	Volt Information Sciences, Inc.	230,256	3,228,189
	VSE Corp.	50,620	1,856,235
	Wabash National Corp.	301,940	2,623,859
*	WCA Waste Corp.	140,080	700,400
*	Westaff, Inc.	152,017	120,093
*	Willdan Group, Inc.	16,126	59,182
*	Willis Lease Finance Corp.	74,807	926,111
* #	YRC Worldwide, Inc.	42,100	762,010
*	Zareba Systems, Inc.	750	1,796
Total Industrials			729,769,390

Information Technology — (16.0%)
* #	8X8, Inc.	84,000	86,520
* #	Acacia Research-Acacia Technologies	280,483	1,119,127
*	Access Integrated Technologies, Inc.	186,582	311,592
* #	ACI Worldwide, Inc.	130,997	2,373,666
* #	Acme Packet, Inc.	14,894	95,173
*	Acorn Factor, Inc.	86,500	384,925
*	Actel Corp.	247,416	3,409,392
*	ActivIdentity Corp.	433,354	1,161,389
*	Actuate Corp.	598,987	2,557,674
*	Adaptec, Inc.	1,028,638	3,898,538
* #	ADDvantage Technologies Group, Inc.	62,629	196,655
* #	Adept Technology, Inc.	23,888	185,132
*	Advanced Analogic Technologies, Inc.	386,278	1,765,290
*	Advanced Energy Industries, Inc.	407,372	6,570,910

35

* #	Advanced Photonix, Inc.	82,398	156,556
*	Aehr Test Systems	67,700	295,849
*	Aetrium, Inc.	94,699	355,121
	Agilysys, Inc.	169,595	2,206,431
*	Airspan Networks, Inc.	404,222	189,984
* ●	Allen Organ Co.	4,700	42,711
	Alliance Semiconductor Corp.	151,255	146,717
*	Allied Motion Technologies, Inc.	34,580	180,162
*	American Commercial Lines, Inc.	121,037	1,489,965
	American Software, Inc. Class A	277,700	1,649,538
* #	Ampex Corp. Class A	7,565	757
*	Amtech Systems, Inc.	72,344	810,976
* #	Anadigics, Inc.	564,960	1,903,915
*	Analysts International Corp.	190,092	235,714
*	Anaren, Inc.	162,146	1,721,991
*	Ansys, Inc.	84,889	3,764,827
*	Apogee Technology, Inc.	3,300	2,673
* #	Ariba, Inc.	168,785	2,486,203
*	Art Technology Group, Inc.	1,043,954	4,280,211
*	Aruba Networks, Inc.	68,100	428,349
* #	Ascendia Brands, Inc.	109,895	330
*	Astea International, Inc.	21,160	63,903
	Astro-Med, Inc.	68,027	636,733
*	Asyst Technologies, Inc.	476,594	1,963,567
* #	Atari, Inc.	81,814	134,993
	Atlantic Tele-Network, Inc.	65,445	2,190,444
*	ATMI, Inc.	100,140	2,442,415
*	Authentidate Holding Corp.	295,902	171,623
*	Autobytel, Inc.	391,202	457,706
* #	Avanex Corp.	81,059	506,619
* #	Avid Technology, Inc.	66,615	1,548,133
*	Aviza Technology, Inc.	116,068	69,641
*	Avocent Corp.	63,488	1,490,063
*	Aware, Inc.	218,179	689,446
*	Axcelis Technologies, Inc.	1,005,230	4,754,738
*	Axesstel, Inc.	97,500	89,798
*	AXS-One, Inc.	149,900	43,471
*	AXT, Inc.	289,963	1,046,766
* #	Bankrate, Inc.	179,072	5,776,863
	Bel Fuse, Inc. Class A	42,550	1,256,502
	Bel Fuse, Inc. Class B	93,150	2,593,296
*	Bell Industries, Inc.	88,500	13,275
* #	Bell Microproducts, Inc.	228,950	503,690
*	BigBand Networks, Inc.	158,798	557,381
*	Bitstream, Inc.	81,600	488,784
	Black Box Corp.	160,930	5,767,731
*	Blonder Tongue Laboratories, Inc.	76,300	89,653
*	Blue Coat Systems, Inc.	239,874	4,461,656
	Bogen Communications International, Inc.	64,200	312,975
* #	Bookham, Inc.	692,066	1,169,592
*	Borland Software Corp.	698,336	1,298,905
*	Bottomline Technologies, Inc.	243,096	2,800,466
*	Brightpoint, Inc.	9,808	84,447
* #	BroadVision, Inc.	1,336,825	962,514
*	BSQUARE Corp.	95,225	355,189

36

* #	Cabot Microelectronics Corp.	234,301	9,048,705
*	CalAmp Corp.	221,484	442,968
*	California Micro Devices Corp.	209,700	679,428
*	Callidus Software, Inc.	199,706	948,604
*	CallWave, Inc.	182,541	425,321
*	Captaris, Inc.	271,921	1,087,684
*	Cascade Microtech, Inc.	9,900	58,707
#	Cass Information Systems, Inc.	36,620	1,333,700
*	Catalyst Semiconductor, Inc.	149,542	1,012,399
*	Catapult Communications Corp.	127,358	966,647
* #	Cavium Networks, Inc.	133,314	2,278,336
*	Centillium Communications, Inc.	351,310	259,969
*	CEVA, Inc.	187,703	1,783,179
*	Checkpoint Systems, Inc.	83,355	1,774,628
*	Cherokee International Corp.	190,958	553,778
*	Chordiant Software, Inc.	316,181	1,881,277
*	Chyron International Corp.	38,859	229,268
*	Ciber, Inc.	487,964	3,820,758
*	Ciprico, Inc.	49,200	2,017
*	Cirrus Logic, Inc.	866,516	5,381,064
*	Clarus Corp.	138,650	755,643
*	Clearfield, Inc.	41,400	53,820
	CLST Holdings, Inc.	852	307
*	CMGI, Inc.	148,778	1,754,093
#	Cognex Corp.	231,298	4,679,159
	Cohu, Inc.	221,068	3,691,836
*	Comarco, Inc.	72,455	170,994
# ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	1,260,960
* #	Commvault Systems, Inc.	61,223	1,032,220
*	Computer Task Group, Inc.	178,200	1,236,708
* #	Concurrent Computer Corp.	62,799	445,245
*	Conexant Systems, Inc.	2,900	17,081
* #	Convera Corp.	415,272	448,494
*	CPI International, Inc.	109,756	1,569,511
*	Cray, Inc.	76,752	430,579
*	Credence Systems Corp.	993,702	1,122,883
*	CSG Systems International, Inc.	146,655	2,771,780
*	CSP, Inc.	78,328	475,451
	CTS Corp.	280,819	3,718,044
*	CVD Equipment Corp.	31,867	135,435
*	Cyberoptics Corp.	86,095	778,299
*	Cybersource Corp.	214,748	3,689,371
* #	Cymer, Inc.	72,380	2,167,057
#	Daktronics, Inc.	169,614	2,973,333
*	Data I/O Corp.	77,000	508,970
*	Datalink Corp.	102,131	603,594
	Dataram Corp.	83,150	200,392
*	DataTRAK International, Inc.	43,350	20,375
*	Datawatch Corp.	18,488	33,833
*	DDi Corp.	83,350	473,428
*	Delphax Technologies, Inc.	51,200	10,240
*	Digi International, Inc.	239,351	2,826,735
*	Digital Angel Corp.	535,300	273,538
*	Ditech Networks, Inc.	316,660	490,823

37

*	DivX, Inc.	3,104	28,495
*	Dot Hill Systems Corp.	415,566	905,934
*	Double-Take Software, Inc.	62,278	816,465
*	DSP Group, Inc.	275,627	2,136,109
* #	DTS, Inc.	179,451	5,772,939
*	Dycom Industries, Inc.	38,322	614,302
*	Dynamics Research Corp.	82,812	742,824
* #	EarthLink, Inc.	780,292	7,272,321
*	Easylink Services International Corp.	13,900	52,403
* #	Ebix, Inc.	100	10,956
* #	Echelon Corp.	399,433	5,196,623
*	EDCI Holdings, Inc.	62,230	258,881
*	EDGAR Online, Inc.	230,999	522,058
*	Edgewater Technology, Inc.	87,868	434,947
*	EFJohnson Technologies, Inc.	228,174	410,713
*	Elecsys Corp.	29,355	199,761
*	Electro Scientific Industries, Inc.	285,786	4,083,882
*	Electroglas, Inc.	192,800	287,272
*	Electronics for Imaging, Inc.	9,840	163,246
	Electro-Sensors, Inc.	3,450	16,560
* #	Elixir Gaming Technologies, Inc.	827,744	347,652
* #	eLoyalty Corp.	84,791	416,324
* #	EMCORE Corp.	459,541	2,844,559
*	EMS Technologies, Inc.	151,599	3,561,061
*	En Pointe Technologies, Inc.	57,200	124,696
*	Endwave Corp.	111,900	671,400
* #	Enliven Marketing Technologies Corp.	231,455	155,075
*	Entorian Technologies, Inc.	445,218	325,009
*	Entrust, Inc.	597,298	1,403,650
*	Epicor Software Corp.	560,873	4,784,247
*	EPIQ Systems, Inc.	289,576	3,269,313
*	ePlus, Inc.	71,645	970,790
*	Evans & Sutherland Computer Corp.	99,891	114,875
*	Evolving Systems, Inc.	71,600	132,460
*	Exar Corp.	395,970	3,064,808
*	Extreme Networks, Inc.	1,170,472	4,096,652
* #	FalconStor Software, Inc.	489,952	3,684,439
*	Faro Technologies, Inc.	145,602	3,439,119
* #	FEI Co.	92,776	2,512,374
* #	Finisar Corp.	78,506	113,834
*	Forgent Networks, Inc.	263,300	94,788
*	Forrester Research, Inc.	224,649	7,770,609
*	FortuNet, Inc.	7,048	33,830
	Frequency Electronics, Inc.	89,100	408,078
*	FSI International, Inc.	276,071	314,721
*	Gerber Scientific, Inc.	213,989	1,908,782
	Gevity HR, Inc.	245,268	2,023,461
*	Giga-Tronics, Inc.	49,100	52,046
*	Globecomm Systems, Inc.	161,300	1,645,260
* #	Glu Mobile, Inc.	500	1,785
*	Goldleaf Financial Solutions, Inc.	170,531	293,313
*	Greenfield Online, Inc.	254,623	4,417,709
* #	GSE Systems, Inc.	117,306	944,313
*	GSI Technology, Inc.	10,701	40,664
*	GTSI Corp.	88,426	610,139

38

*	Guidance Software, Inc.	43,617	277,840
*	Hackett Group, Inc.	399,644	2,557,722
*	Halifax Corp.	8,650	6,488
*	Harmonic, Inc.	768,602	6,763,698
*	Harris Stratex Networks, Inc. Class A	207,241	1,939,776
*	Hauppauge Digital, Inc.	96,300	134,820
	Heartland Payment Systems, Inc.	17,800	401,568
*	hi/fn, Inc.	127,506	506,199
*	Hutchinson Technology, Inc.	240,529	3,485,265
*	Hypercom Corp.	538,300	2,449,265
*	I.D. Systems, Inc.	101,679	914,094
* #	i2 Technologies, Inc.	205,275	2,958,013
#	iBasis, Inc.	345,562	1,264,757
*	Ibis Technology Corp.	80,230	4,012
*	iCAD, Inc.	37,500	160,500
*	iGATE Capital Corp.	525,324	5,909,895
*	iGo, Inc.	283,590	320,457
*	Ikanos Communications	35,141	91,367
* #	ImageWare Systems, Inc.	129,400	58,230
*	I-many, Inc.	320,660	222,859
	Imation Corp.	75,538	1,604,427
#	Imergent, Inc.	113,382	1,282,350
* #	Immersion Corp.	249,810	1,661,237
*	InFocus Corp.	357,788	522,370
	InfoGROUP, Inc.	382,889	2,527,067
	InfoSpace, Inc.	302,720	3,541,824
*	Innodata Isogen, Inc.	231,328	673,164
*	Innovex, Inc.	156,900	105,123
*	InPlay Technologies, Inc.	8,800	2,024
*	Insight Enterprises, Inc.	104,444	1,737,948
*	Insightful Corp.	40,100	74,185
*	InsWeb Corp.	12,966	83,112
	Integral Systems, Inc.	118,700	5,340,313
*	Integrated Silicon Solution, Inc.	209,476	825,335
* #	Intelli-Check, Inc.	120,742	271,670
*	Intelligent Systems Corp.	42,582	136,262
*	Intelligroup, Inc.	116,800	268,640
*	Interactive Intelligence, Inc.	169,465	1,699,734
*	Interlink Electronics, Inc.	56,180	25,281
* #	Internap Network Services Corp.	472,118	1,458,845
* #	Internet Brands, Inc.	49,400	345,306
*	Internet Capital Group, Inc.	368,125	3,110,656
*	Interphase Corp.	62,700	210,672
*	Intervoice, Inc.	378,755	3,113,366
*	Interwoven, Inc.	434,529	6,396,267
*	Intest Corp.	84,141	113,590
*	Intevac, Inc.	209,510	2,132,812
*	IntriCon Corp.	47,772	278,511
*	INX, Inc.	43,500	402,375
*	iPass, Inc.	380,440	863,599
* #	iPCS, Inc.	66,730	1,334,600
*	IPG Photonics Corp.	54,512	1,110,409
* #	Isilon Systems, Inc.	37,095	187,701
*	Iteris, Inc.	120,175	267,990
*	Ixia	390,636	3,394,627

39

*	IXYS Corp.	322,323	4,103,172
*	Jaco Electronics, Inc.	63,009	82,542
*	JDA Software Group, Inc.	266,911	4,865,788
*	Jupitermedia Corp.	316,551	370,365
	Keithley Instruments, Inc.	140,995	1,340,862
* #	Kemet Corp.	666,900	1,080,378
*	Key Tronic Corp.	96,300	323,568
*	Keynote Systems, Inc.	113,450	1,590,569
*	Kopin Corp.	672,020	2,002,620
*	Kratos Defense & Security Solutions, Inc.	715,815	1,453,104
* #	Kulicke & Soffa Industries, Inc.	563,563	2,896,714
*	KVH Industries, Inc.	134,800	1,218,592
*	Lantronix, Inc.	15,065	7,834
*	LaserCard Corp.	115,990	661,143
*	Lattice Semiconductor Corp.	1,053,119	2,464,298
*	Leadis Technolgies, Inc.	4,837	4,740
*	LeCroy Corp.	115,888	965,347
*	LightPath Technologies, Inc.	8,650	12,283
*	Lionbridge Technologies, Inc.	544,210	1,736,030
*	Littlefuse, Inc.	204,498	7,255,589
*	Logic Devices, Inc.	45,800	51,067
*	LogicVision, Inc.	60,980	72,566
*	Logility, Inc.	135,800	927,514
*	LoJack Corp.	184,140	1,335,015
*	LookSmart, Ltd.	225,420	730,361
*	Loral Space & Communications, Inc.	72,281	1,327,802
*	LTX Corp.	608,826	1,089,799
* #	Lumera Corp.	196,504	133,623
* #	Luna Innovations, Inc.	45,791	285,278
*	Magma Design Automation, Inc.	376,370	1,911,960
*	Management Network Group, Inc.	107,667	116,280
* #	Manhattan Associates, Inc.	267,770	6,563,043
#	Marchex, Inc. Class B	279,201	3,146,595
*	Mastec, Inc.	636,600	8,988,792
*	Mattson Technology, Inc.	504,517	2,573,037
#	Maximus, Inc.	212,800	7,873,600
* #	Maxwell Technologies, Inc.	160,332	1,981,704
*	MDI, Inc.	64,298	40,508
*	Measurement Specialties, Inc.	2,500	44,700
* #	Mechanical Technology, Inc.	32,010	70,102
	MedQuist, Inc.	34,644	168,716
* #	Mentor Graphics Corp.	40,841	498,260
*	Mercury Computer Systems, Inc.	196,106	1,813,981
*	Merix Corp.	185,600	345,216
	Mesa Laboratories, Inc.	31,485	660,870
	Methode Electronics, Inc.	362,114	3,979,633
	Micrel, Inc.	527,371	4,857,087
*	MicroStrategy, Inc.	38,257	2,454,569
*	Microtune, Inc.	524,888	1,947,334
* #	Midway Games, Inc.	155,300	352,531
* #	Mindspeed Technologies, Inc.	208,596	761,375
*	MIPS Technologies, Inc.	433,092	1,723,706
*	MIVA, Inc.	320,469	330,083
	Mocon, Inc.	72,775	773,598
* #	Monolithic Power Systems	283,490	6,908,651

40

* #	MoSys, Inc.	303,966	1,383,045
*	Motive, Inc.	79,300	176,046
*	MRV Communications, Inc.	1,232,392	1,676,053
*	MSC. Software Corp.	398,108	5,167,442
*	MTM Technologies, Inc.	2,780	4,643
	MTS Systems Corp.	188,648	7,825,119
* #	Multi-Fineline Electronix, Inc.	101,298	1,728,144
*	Nanometrics, Inc.	126,071	457,638
*	Napco Security Systems, Inc.	323,601	1,330,000
*	Napster, Inc.	4,500	6,030
*	NCI, Inc.	50,704	1,358,867
* #	NeoMagic Corp.	118,974	42,854
*	Neonode, Inc.	6,920	1,315
*	NETGEAR, Inc.	120,320	2,027,392
* #	Netlogic Microsystems, Inc.	199,008	6,911,548
*	NetScout Systems, Inc.	320,068	4,769,013
*	Network Engines, Inc.	348,071	334,148
* #	Network Equipment Technologies, Inc.	247,610	807,209
*	Newport Corp.	389,742	3,651,883
	NIC, Inc.	618,030	4,276,768
*	NMS Communications Corp.	452,908	258,158
*	Novatel Wireless, Inc.	296,494	1,847,158
*	Nu Horizons Electronics Corp.	129,666	623,693
*	NumereX Corp. Class A	139,160	726,415
* #	NYFIX, Inc.	214,349	673,056
	O.I. Corp.	25,700	312,769
*	Oculus Innovative Sciences, Inc.	27,024	77,289
* #	OmniVision Technologies, Inc.	215,200	2,513,536
*	Omtool, Ltd.	30,770	50,771
* #	On2 Technologies, Inc.	785,500	337,765
*	Online Resources Corp.	247,131	2,152,511
*	Onvia, Inc.	45,911	218,077
	Openwave Systems, Inc.	232,009	334,093
*	Oplink Communications, Inc.	200,513	2,634,741
*	OPNET Technologies, Inc.	204,034	2,703,451
*	Opnext, Inc.	24,271	153,878
*	OPTi, Inc.	118,200	271,860
*	Optical Cable Corp.	48,605	336,347
* #	Orbcomm, Inc.	90,245	519,811
*	Orthovita, Inc.	70,551	215,181
*	OSI Systems, Inc.	156,242	3,626,377
*	Overland Storage, Inc.	122,200	97,760
*	OYO Geospace Corp.	57,140	2,803,288
* #	Palm, Inc.	388,916	3,309,675
*	PAR Technology Corp.	132,150	1,062,486
	Park Electrochemical Corp.	191,800	5,374,236
* #	Parkervision, Inc.	238,960	2,580,768
*	PC Connection, Inc.	254,559	1,932,103
	PC-Tel, Inc.	217,017	2,194,042
*	PDF Solutions, Inc.	270,546	1,717,967
*	Peerless Systems Corp.	101,700	191,196
	Pegasystems, Inc.	342,478	5,020,727
*	Perceptron, Inc.	76,350	565,754
*	Perficient, Inc.	267,417	2,123,291
*	Performance Technologies, Inc.	131,275	653,750

41

*	Pericom Semiconductor Corp.	241,295	3,291,264
*	Pervasive Software, Inc.	225,700	999,851
*	Pfsweb, Inc.	24,219	76,774
*	Phoenix Technologies, Ltd.	222,419	2,455,506
*	Photon Dynamics, Inc.	159,100	2,421,502
*	Photronics, Inc.	396,926	1,297,948
*	Physicians Formula Holdings, Inc.	19,947	117,488
*	Pinnacle Data Systems, Inc.	10,249	9,327
*	Pixelworks, Inc.	37,800	60,858
*	Planar Systems, Inc.	136,502	378,111
*	PlanetOut, Inc.	9,920	24,998
*	PLATO Learning, Inc.	196,730	365,918
* #	PLX Technology, Inc.	275,101	1,565,325
*	Power Integrations, Inc.	260,001	7,651,829
* #	Powerwave Technologies, Inc.	858,986	4,337,879
* #	Presstek, Inc.	343,215	1,843,065
	QAD, Inc.	299,569	1,971,164
#	Quality Systems, Inc.	3,469	148,543
	Qualstar Corp.	11,134	35,629
*	Quantum Corp.	1,920,823	3,399,857
*	QuickLogic Corp.	259,468	396,986
*	Rackable Systems, Inc.	209,695	2,172,440
*	Radiant Systems, Inc.	303,201	2,765,193
*	RadiSys Corp.	210,368	2,328,774
*	RAE Systems, Inc.	551,500	1,108,515
*	Ramtron International Corp.	241,261	842,001
*	RealNetworks, Inc.	37,800	250,614
	Relm Wireless Corp.	115,041	166,809
	REMEC, Inc.	212,010	143,107
#	Renaissance Learning, Inc.	269,886	3,424,853
* #	Research Frontiers, Inc.	6,000	30,900
*	RF Industries, Ltd.	13,669	117,553
*	RF Micro Devices, Inc.	792,222	3,073,821
*	RF Monolithics, Inc.	83,700	83,700
	Richardson Electronics, Ltd.	131,104	879,708
*	RightNow Technologies, Inc.	318,982	4,781,540
*	Rimage Corp.	97,543	1,554,835
*	Rofin-Sinar Technologies, Inc.	34,458	1,392,792
*	Rogers Corp.	104,247	4,170,922
*	Rudolph Technologies, Inc.	267,647	2,258,941
*	S1 Corp.	638,990	4,875,494
* #	Saba Software, Inc.	280,253	1,014,516
*	Safeguard Scientifics, Inc.	1,183,600	1,692,548
*	Sapient Corp.	823,307	7,632,056
* #	SatCon Technology Corp.	315,637	713,340
* #	ScanSource, Inc.	237,698	7,152,333
*	Schmitt Industries, Inc.	17,800	113,030
*	Scientific Learning Corp.	89,170	367,380
*	SCM Microsystems, Inc.	127,744	321,915
*	Seachange International, Inc.	265,482	2,277,836
*	Secure Computing Corp.	643,355	2,753,559
*	Selectica, Inc.	261,300	295,269
*	Semitool, Inc.	310,427	2,992,516
*	Semtech Corp.	157,597	2,330,860
*	SI International, Inc.	119,583	3,734,577

42

*	Sigmatron International, Inc.	18,200	124,670
*	Silicon Image, Inc.	309,135	2,142,306
*	Silicon Storage Technology, Inc.	1,014,948	3,318,880
*	Simulations Plus, Inc.	123,672	223,846
*	SM&A	179,751	594,976
* #	Smith Micro Software, Inc.	266,703	2,018,942
*	Soapstone Networks, Inc.	138,942	544,653
* #	Sonic Foundry, Inc.	346,008	262,966
* #	Sonic Solutions, Inc.	254,917	1,185,364
*	SonicWALL, Inc.	597,182	3,905,570
* #	Sourcefire, Inc.	76,900	603,665
* #	SourceForge, Inc.	662,665	901,224
*	Spansion, Inc.	35,600	80,100
*	Spectrum Control, Inc.	130,127	1,074,849
*	SPSS, Inc.	194,669	6,147,647
*	SRS Labs, Inc.	164,100	986,241
*	Stamford Industrial Group, Inc.	13,400	22,177
*	Standard Microsystems Corp.	214,865	6,278,355
	StarTek, Inc.	131,600	1,189,664
* #	STEC, Inc.	446,325	4,521,272
*	SteelCloud, Inc.	75,500	91,355
* #	Stratasys, Inc.	200,026	3,332,433
*	SumTotal Systems, Inc.	265,874	1,284,171
* #	Sunair Electronics, Inc.	46,583	94,331
*	Sunrise Telecom, Inc.	275,600	275,600
* #	Supertex, Inc.	128,300	3,810,510
*	SupportSoft, Inc.	451,419	1,575,452
*	Switch and Data Facilities Co.	124,147	1,797,649
*	Sykes Enterprises, Inc.	403,892	8,134,385
*	Symmetricom, Inc.	455,290	2,240,027
* #	Synaptics, Inc.	24,583	1,286,674
* #	SYNNEX Corp.	278,000	6,391,220
	Taitron Components, Inc.	15,500	14,028
*	Technical Communications Corp.	7,300	45,443
	Technitrol, Inc.	24,800	392,088
*	Technology Solutions Co.	22,600	91,078
*	TechTeam Global, Inc.	89,657	764,774
*	Techwell, Inc.	88,283	978,176
*	Tekelec	332,876	5,462,495
* #	TeleCommunication Systems, Inc.	326,415	2,741,886
* #	Telkonet, Inc.	558,600	181,545
*	Telular Corp.	177,284	492,850
* #	Terremark Worldwide, Inc.	519,821	3,758,306
*	Tessco Technologies, Inc.	80,250	1,181,280
* #	The Knot, Inc.	207,664	1,891,819
	TheStreet.com, Inc.	274,595	1,949,625
*	Think Partnership, Inc.	637,978	331,749
*	ThinkEngine Networks, Inc.	82,975	4,979
*	Tier Technologies, Inc. Class B	169,900	1,308,230
*	TII Network Technologies, Inc.	57,160	70,307
*	TNS, Inc.	214,400	4,909,760
*	Tollgrade Communications, Inc.	128,895	866,174
*	Track Data Corp.	18,673	34,545
*	Transact Technologies, Inc.	91,000	1,114,750
*	Transcat, Inc.	42,500	300,050

43

*	Trans-Lux Corp.	7,545	19,994
* #	Transwitch Corp.	339,260	264,623
* #	Travelzoo, Inc.	149,470	1,170,350
*	Trident Microsystems, Inc.	53,107	167,287
	Trio-Tech International	27,575	146,148
*	Triquint Semiconductor, Inc.	1,347,578	8,476,266
*	Troy Group, Inc.	14,400	46,656
	TSR, Inc.	100,400	271,080
*	TTM Technologies, Inc.	388,141	4,649,929
*	Tumbleweed Communications Corp.	498,605	1,271,443
*	Tyler Technologies, Inc.	388,250	6,293,533
*	Ulticom, Inc.	386,764	2,726,686
*	Ultimate Software Group, Inc.	243,491	6,827,488
*	Ultra Clean Holdings, Inc.	176,428	1,284,396
*	Ultratech, Inc.	227,787	3,382,637
* #	Unica Corp.	98,069	869,872
	United Online, Inc.	732,564	7,713,905
* #	Universal Display Corp.	316,031	4,481,320
* #	UTStarcom, Inc.	218,739	713,089
* #	Veeco Instruments, Inc.	305,293	5,131,975
* #	Vertical Communications, Inc.	20,016	801
*	Viasat, Inc.	257,152	6,745,097
*	Vicon Industries, Inc.	45,650	247,651
*	Video Display Corp.	96,880	782,790
*	Vignette Corp.	283,065	3,858,176
*	Virage Logic Corp.	208,635	1,376,991
* #	Vitesse Semiconductor, Inc.	940,737	799,626
* #	Vocus, Inc.	150,219	5,355,307
* #	Volterra Semiconductor Corp.	125,916	1,979,400
* #	Vyyo, Inc.	177,401	30,158
	Wayside Technology Group, Inc.	48,200	368,248
*	Websense, Inc.	190,286	4,308,075
*	Website Pros, Inc.	165,110	997,264
*	Westell Technologies, Inc.	507,227	457,468
*	White Electronics Designs Corp.	224,456	1,102,079
*	Wind River Systems, Inc.	256,842	2,838,104
*	Winland Electronics, Inc.	20,500	28,290
* #	Wireless Ronin Technologies, Inc.	44,732	169,982
*	Wireless Telecom Group, Inc.	225,386	259,194
*	Wireless Xcessories Group, Inc.	13,300	13,766
* #	Wizzard Software Corp.	100	127
* #	WPCS International, Inc.	14,126	81,507
* #	X-Rite, Inc.	281,730	1,132,555
*	Zhone Technologies, Inc.	859,441	267,630
*	ZILOG, Inc.	152,239	529,792
* #	Zix Corp.	340,495	946,576
*	Zones, Inc.	147,800	1,232,652
*	Zoran Corp.	205,084	1,825,248
*	Zygo Corp.	180,963	1,896,492
Total Information Technology			821,049,886

Materials — (3.7%)
	A. Schulman, Inc.	248,233	6,012,203
	A.M. Castle & Co.	192,612	3,867,649
*	AEP Industries, Inc.	78,051	1,454,090

44

#	AMCOL International Corp.	271,602	9,902,609
*	American Pacific Corp.	74,238	1,278,378
#	American Vanguard Corp.	258,715	3,839,331
* #	Amerigon, Inc.	135,242	937,227
	Arch Chemicals, Inc.	231,263	8,487,352
* #	Arrowhead Research Corp.	106,521	186,412
*	Atlantis Plastics, Inc.	35,150	3,164
*	Atna Resources, Ltd.	34,808	20,763
#	Balchem Corp.	158,512	4,325,792
* #	Basin Water, Inc.	97,289	170,256
* #	Brush Engineered Materials, Inc.	132,685	3,887,671
*	Buckeye Technologies, Inc.	269,390	2,481,082
*	BWAY Holding Co.	10,203	129,578
#	Calgon Carbon Corp.	385,472	8,222,118
*	Caraustar Industries, Inc.	258,224	511,284
	Chesapeake Corp.	166,322	209,566
* #	Constar International, Inc.	124,477	217,835
*	Continental Materials Corp.	14,900	307,685
*	Core Molding Technologies, Inc.	101,972	734,198
	Deltic Timber Corp.	123,292	7,562,731
*	Detrex Corp.	10,200	80,580
#	Empire Resources, Inc.	95,500	334,250
	Ferro Corp.	300,005	6,612,110
	Flamemaster Corp.	189	1,002
* #	Flotek Industries, Inc.	178,400	3,006,040
	Friedman Industries, Inc.	145,488	1,367,587
#	General Maritime Corp.	130,569	3,225,054
* #	General Moly, Inc.	400,000	2,728,000
#	Georgia Gulf Corp.	230,383	776,391
	Gibraltar Industries, Inc.	286,490	6,162,400
	Glatfelter Co.	338,800	4,970,196
*	Graphic Packaging Holding Co.	732,129	2,086,568
* #	H&E Equipment Services, Inc.	83,343	1,175,970
	Hawkins, Inc.	102,252	1,617,627
*	Haynes International, Inc.	35,035	2,048,146
* #	Headwaters, Inc.	176,400	2,714,796
* #	Hecla Mining Co.	142,924	1,003,326
*	ICO, Inc.	240,599	1,393,068
*	Impreso, Inc.	31,500	88,200
	Innophos Holdings, Inc.	79,344	2,974,607
	KMG Chemicals, Inc.	75,103	800,598
	Koppers Holdings, Inc.	118,208	5,415,108
#	Kronos Worldwide, Inc.	1,000	16,430
*	Landec Corp.	250,749	2,354,533
* #	LSB Industries, Inc.	171,054	4,129,244
*	Material Sciences Corp.	138,299	1,051,072
*	Maxxam, Inc.	39,088	742,672
* #	Metalico, Inc.	134,424	1,731,381
* #	Mines Management, Inc.	200,217	418,454
*	Mod-Pac Corp.	26,617	109,662
	Myers Industries, Inc.	326,847	4,301,307
* #	Nanophase Technologies Corp.	177,915	314,910
	Neenah Paper, Inc.	58,067	1,127,661
	Nevada Chemicals, Inc.	63,750	634,313
	NewMarket Corp.	19,620	1,332,983

45

#	NL Industries, Inc.	234,189	2,463,668
	NN, Inc.	162,400	2,666,608
*	Northern Technologies International Corp.	36,846	485,630
* #	Northwest Pipe Co.	84,859	4,915,882
	Olympic Steel, Inc.	78,200	3,723,102
*	OMNOVA Solutions, Inc.	412,100	1,190,969
	Penford Corp.	85,554	1,421,052
*	Peoplesupport, Inc.	145,612	1,769,186
*	PolyOne Corp.	696,452	5,717,871
	Quaker Chemical Corp.	98,329	2,910,538
*	Rock of Ages Corp.	34,100	67,518
	Royal Gold, Inc.	53,114	1,843,587
	Schweitzer-Maudoit International, Inc.	146,820	2,783,707
*	Solitario Exploration & Royalty Corp.	3,137	12,328
	Spartech Corp.	290,589	3,059,902
	Stepan Co.	85,071	5,004,727
* #	Stillwater Mining Co.	29,575	220,334
*	Symyx Technologies, Inc.	120,192	1,328,122
	Synalloy Corp.	87,058	1,332,858
#	Tronox, Inc. Class A	129,900	77,940
	Tronox, Inc. Class B	42,100	20,629
*	U.S. Concrete, Inc.	375,166	1,568,194
* #	U.S. Energy Corp.	71,870	223,516
*	U.S. Gold Corp.	481,181	606,288
*	UFP Technologies, Inc.	11,800	125,316
*	United States Lime & Minerals, Inc.	61,645	2,390,593
*	Universal Stainless & Alloy Products, Inc.	64,399	2,328,024
	Vulcan International Corp.	8,251	471,545
	Wausau Paper Corp.	482,100	4,150,881
*	Webco Industries, Inc.	3,750	453,750
*	Williams Industries, Inc.	5,800	9,338
Total Materials			188,938,823

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	DMRC Corp.	60,380	703,729
* ●	ePresence, Inc. Escrow Shares	191,500	—
* # ●	EquiMed, Inc.	6,533	1
* ●	iGo, Inc. Escrow Shares	11,200	—
* ●	Noel Group, Inc.	43,600	283
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
* ●	Tripos Escrow Shares	1,300	117
Total Other			706,356

Telecommunication Services — (0.8%)
#	Alaska Communications Systems Group, Inc.	419,255	4,410,563
	Arbinet-thexchange, Inc.	150,786	586,558
* #	Cbeyond, Inc.	11,106	188,025
*	Centennial Communications Corp.	271,766	2,070,857
* #	Cogent Communications Group, Inc.	57,078	525,688
#	Consolidated Communications Holdings, Inc.	262,201	3,961,857
	D&E Communications, Inc.	133,862	1,251,610
#	FairPoint Communications, Inc.	243,200	2,152,320
* #	FiberTower Corp.	460,843	599,096

46

*	General Communications, Inc. Class A	500,575	5,075,831
*	GoAmerica, Inc.	117	773
	Hickory Tech Corp.	124,300	872,586
*	ICO Global Communications (Holdings), Ltd.	85,622	250,872
#	Iowa Telecommunications Services, Inc.	251,477	4,624,662
*	LCC International, Inc. Class A	209,180	123,416
*	Lynch Interactive Corp.	1	2,860
*	Metro One Telecommunications, Inc.	18,385	5,883
*	Nexstar Broadcasting Group, Inc.	75,560	272,772
* #	Nextwave Wireless, Inc.	150,854	146,328
*	Occam Networks, Inc.	36,891	163,427
* #	PAETEC Holding Corp.	284,421	938,589
*	Point.360	84,700	117,733
*	Premiere Global Services, Inc.	690,525	10,440,738
	Shenandoah Telecommunications Co.	12,500	216,000
*	Spark Networks, Inc.	40,700	174,196
	SureWest Communications	132,297	1,573,011
*	Terrestar Corp.	49,225	136,846
	Warwick Valley Telephone Co.	13,891	152,245
*	Xeta Corp.	85,800	279,708
Total Telecommunication Services			41,315,050

Utilities — (1.5%)
*	AMEN Properties, Inc.	12,375	104,259
#	American States Water Co.	165,279	6,530,173
	Artesian Resources Corp. Class A	3,800	66,310
*	Cadiz, Inc.	42,803	835,087
	California Water Service Group	204,531	8,036,023
#	Central Vermont Public Service Corp.	140,100	3,404,430
	CH Energy Group, Inc.	151,294	6,021,501
	Chesapeake Utilities Corp.	65,850	1,993,938
	Connecticut Water Services, Inc.	93,287	2,491,696
	Delta Natural Gas Co., Inc.	20,000	546,200
#	Empire District Electric Co.	300,150	6,333,165
	Energy West, Inc.	17,912	178,224
#	EnergySouth, Inc.	76,425	4,681,031
* #	Environmental Power Corp.	95,593	305,898
	Florida Public Utilities Co.	38,597	503,691
#	Laclede Group, Inc.	210,599	9,462,213
*	Maine & Maritimes Corp.	29,300	1,299,455
	MGE Energy, Inc.	205,779	6,975,908
	Middlesex Water Co.	115,548	2,047,511
	NorthWestern Corp.	30,700	807,410
	RGC Resources, Inc.	4,698	135,772
#	SJW Corp.	179,225	4,995,001
#	Southwest Water Co.	238,602	2,820,276
	UIL Holdings Corp.	191,201	6,233,153
	Unitil Corp.	44,528	1,184,000
	York Water Co.	26,326	371,197
Total Utilities			78,363,522

TOTAL COMMON STOCKS			4,127,033,591

47

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	16,751	—
*	PGT, Inc. Rights 09/04/08	4,950	4,455
*	Valley National Bancorp Warrants 06/30/15	974	4,777
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	47
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* ●	Mossimo, Inc. Contingent Rights	149,150	—
* ●	Tengasco, Inc. Warrants 09/12/08	2,306	—
TOTAL RIGHTS/WARRANTS			9,279

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,552,851	10,552,851

		Face Amount
		(000)
SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	$928,715	928,714,878

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $69,885,605 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 08/01/23 to 08/01/37, valued at $60,577,890) to be repurchased at $58,827,470	58,813	58,813,485

TOTAL SECURITIES LENDING COLLATERAL			987,528,363

TOTAL INVESTMENTS - (100.0%) (Cost $5,410,887,048)##			$5,125,124,084

48

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.3%)
COMMON STOCKS — (4.3%)
	Amcor, Ltd.	1,425,611	$6,690,991
	Amcor, Ltd. Sponsored ADR	77,103	1,460,824
#	APN News & Media, Ltd.	509,371	1,441,691
#	Australia & New Zealand Banking Group, Ltd.	3,401,389	47,897,111
#	AXA Asia Pacific Holdings, Ltd.	2,171,146	9,574,660
#	Bendigo Bank, Ltd.	191,751	1,887,288
	BlueScope Steel, Ltd.	1,743,215	13,706,984
#	Boral, Ltd.	1,169,855	6,427,300
#	Caltex Australia, Ltd.	265,507	2,839,978
	Commonwealth Bank of Australia	2,106,388	75,807,101
	Crown, Ltd.	171,766	1,342,633
	CSR, Ltd.	1,601,348	3,633,856
	Downer EDI, Ltd.	513,783	3,250,460
#	Fairfax Media, Ltd.	1,957,597	4,707,309
	Foster’s Group, Ltd.	4,479,598	21,380,364
	Goodman Fielder, Ltd.	2,290,858	2,888,583
	Insurance Australia Group, Ltd.	2,748,860	9,292,062
	Lend Lease Corp., Ltd.	662,249	5,443,878
#	Macquarie Group, Ltd.	71,639	2,656,486
	Metcash, Ltd.	400,000	1,346,097
#	National Australia Bank, Ltd.	3,179,770	65,980,639
	Onesteel, Ltd.	1,529,133	8,934,232
	Origin Energy, Ltd.	1,952,182	26,930,264
	OZ Minerals, Ltd.	1,588,602	2,365,116
#	Publishing and Broadcasting, Ltd.	190,851	530,187
	Qantas Airways, Ltd.	2,105,647	6,061,951
	QBE Insurance Group, Ltd.	40,687	827,495
#	Seven Network, Ltd.	195,723	1,309,648
#	Suncorp-Metway, Ltd.	1,329,287	12,905,988
	TABCORP Holdings, Ltd.	1,246,164	9,103,261
	Toll Holdings, Ltd.	202,500	1,198,965
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	1,092,674
TOTAL — AUSTRALIA			360,916,076

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
#	Erste Group Bank AG	270,644	16,173,707
	OMV AG	457,110	29,285,455
	Voestalpine AG	185,665	10,050,231
#	Wienerberger AG	221,811	5,820,670
TOTAL — AUSTRIA			61,330,063

1

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
*	Cumerio NV SA- Strip	2,009	—
	Delhaize Group	208,895	13,476,659
	Delhaize Group Sponsored ADR	52,900	3,392,477
#	Dexia SA	1,535,241	21,696,639
	UCB SA	287,217	11,231,573
TOTAL COMMON STOCKS			49,797,348

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	295
TOTAL — BELGIUM			49,797,643

CANADA — (5.7%)
COMMON STOCKS — (5.7%)
	Astral Media, Inc. Class A	40,138	1,256,533
#	Bank of Montreal	375,400	16,450,708
	Barrick Gold Corp.	1,398,132	48,654,151
	BCE, Inc.	589,125	22,321,057
#	Canadian Pacific Railway, Ltd.	339,597	20,718,679
#	Canadian Tire Corp. Class A	171,547	8,719,525
	Canadian Utilities, Ltd. Class A	1,600	64,946
*	CGI Group, Inc.	589,389	6,433,432
*	Domtar Corp.	315,000	1,800,763
	E-L Financial Corp., Ltd.	600	306,563
	Empire Co., Ltd. Class A	65,500	2,878,965
#	EnCana Corp.	577,298	43,392,497
#	Fairfax Financial Holdings, Inc.	47,800	10,489,169
#	George Weston, Ltd.	138,400	6,143,146
#	Gerdau Ameristeel Corp.	440,461	6,222,372
	Goldcorp, Inc.	529,200	18,002,170
	Industrial Alliance Insurance & Financial Services, Inc.	144,400	5,025,033
	ING Canada, Inc.	132,500	4,991,524
	Jean Coutu Group PJC, Inc. Class A	307,800	2,449,529
	Loblaw Companies, Ltd.	189,413	5,403,390
# *	Lundin Mining Corp.	411,100	1,966,837
#	Magna International, Inc. Class A	291,268	16,727,748
	Manitoba Telecom Services, Inc.	40,500	1,590,554
#	Manulife Financial Corp.	794,400	28,512,511
*	MDS, Inc.	316,264	4,846,125
	Methanex Corp.	23,300	592,046
	Metro, Inc. Class A	141,400	3,928,518
#	National Bank of Canada	262,300	12,356,608
#	Onex Corp.	168,200	4,522,613
*	OPTI Canada, Inc.	24,400	442,362
	Petro-Canada	1,022,400	45,207,836
#	Power Corp. of Canada, Ltd.	470,296	14,563,319

2

#	Quebecor, Inc. Class B	70,700	1,886,354
*	Saskatchewan Wheat Pool, Inc.	381,473	4,401,059
	Sherritt International Corp.	590,000	5,306,555
#	Sun Life Financial, Inc.	1,300,100	50,140,417
#	The Thomson Corp.	416,700	14,029,973
#	TransCanada Corp.	424,602	16,103,525
	Yamana Gold, Inc.	1,033,700	11,224,864
TOTAL — CANADA			470,073,976

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
	A P Moller - Maersk A.S.	3,225	36,080,446
*	Alm. Brand A.S.	11,571	361,198
	Carlsberg A.S. Series B	137,700	12,223,908
#	Dampskibsselsk Torm A.S.	29,600	1,016,524
	Dampskibsselskabet Torm A.S. ADR	15,086	520,467
#	Danisco A.S.	110,980	7,451,301
	Danske Bank A.S.	993,853	27,966,665
*	Jyske Bank A.S.	95,900	5,369,976
	Sydbank A.S.	71,200	2,319,913
TOTAL — DENMARK			93,310,398

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	401,786	16,491,634
	Kesko Oyj	157,000	4,836,428
	Outokumpu Oyj Series A	343,267	8,219,781
	Pohjola Bank P.L.C.	117,000	1,888,244
	Sampo Oyj	506,274	12,736,543
#	Stora Enso Oyj Series R	1,024,210	10,262,117
	Stora Enso Oyj Sponsored ADR	91,500	924,122
	UPM-Kymmene Oyj	975,122	16,660,549
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,193,720
TOTAL — FINLAND			73,213,138

FRANCE — (8.7%)
COMMON STOCKS — (8.7%)
	Air France-KLM	257,734	6,200,818
	Atos Origin SA	30,931	1,662,323
	AXA SA	2,905,543	92,708,490
	AXA SA Sponsored ADR	90,300	2,881,473
	BNP Paribas SA	1,666,604	149,502,992
	Capgemini SA	266,832	15,753,861
	Casino Guichard Perrachon SA	93,493	9,161,732
	Ciments Francais SA	29,707	4,094,329
	CNP Assurances	74,461	8,937,798
	Compagnie de Saint-Gobain	598,264	36,551,491
	Compagnie Generale des Establissements Michelin Series B	218,241	14,146,379
	Credit Agricole SA	1,487,640	31,539,031
	Esso Ste Anonyme Francaise	2,114	424,330

3

	Euler Hermes SA	10,758	860,973
#	European Aeronautic Defence & Space Co.	696,957	15,602,403
	France Telecom SA	857,969	25,297,195
	France Telecom SA Sponsored ADR	123,605	3,636,459
	Lafarge SA	329,225	39,717,085
	Lagardere S.C.A.	245,851	13,723,834
	Nexans SA	23,976	3,021,241
	Peugeot SA	335,527	15,941,402
	PPR SA	161,039	18,727,060
	Renault SA	394,997	32,983,535
#	Rexel SA	123,451	1,867,586
#	Safran SA	321,769	5,718,382
	Schneider Electric SA	296,939	29,847,984
	SCOR SE (4797364)	6	18
	SCOR SE (B1LB9P6)	193,766	4,464,087
	Societe Generale Paris	366,910	35,393,062
	Vivendi SA	2,556,392	98,761,123
TOTAL — FRANCE			719,128,476

GERMANY — (10.6%)
COMMON STOCKS — (10.6%)
	Allianz SE	464,749	77,476,311
#	Allianz SE Sponsored ADR	2,772,640	46,247,635
	AMB Generali Holding AG	36,508	6,162,732
	Bayerische Motoren Werke AG	730,223	29,873,677
	Bilfinger Berger AG	21,332	1,497,225
	Celesio AG	135,910	5,224,864
	Commerzbank AG	1,122,000	32,963,780
	Daimler AG	1,734,297	101,092,912
#	Daimler AG Sponsored ADR	163,964	9,572,218
#	Deutsche Bank AG	801,377	68,058,301
	Deutsche Bank AG ADR	128,363	10,894,168
	Deutsche Lufthansa AG	407,381	8,747,851
	Deutsche Postbank AG	14,003	912,831
	Deutsche Telekom AG	2,621,866	43,182,563
	Deutsche Telekom AG Sponsored ADR	2,860,650	47,114,905
	E.ON AG	1,867,737	108,883,735
	E.ON AG Sponsored ADR	1,091,708	63,937,298
#	Fraport AG	41,329	2,658,088
	Hannover Rueckversicherung AG	110,141	4,672,035
	Heidelberger Zement AG	28,931	3,239,631
	Hochtief AG	8,774	738,560
#	Hypo Real Estate Holding AG	39,305	946,219
*	Infineon Technologies AG	1,247,436	10,651,852
*	Infineon Technologies AG ADR	98,600	839,086
	Lanxess AG	44,897	1,721,776
	Linde AG	137,956	17,310,334
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	62,187,993
	Salzgitter AG	47,551	7,281,481
	SCA Hygiene Products AG	3,195	1,461,935
#	Suedzucker AG	102,666	1,740,206

4

	ThyssenKrupp AG	405,612	20,194,896
#	TUI AG	329,789	6,553,934
#	Volkswagen AG	268,652	80,228,288
TOTAL — GERMANY			884,269,320

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
	Agricultural Bank of Greece S.A.	350,994	1,217,483
	Alpha Bank A.E.	183,632	4,672,679
	EFG Eurobank Ergasias S.A.	60,000	1,206,995
	Hellenic Petroleum S.A.	598,147	7,515,437
	National Bank of Greece S.A. ADR	637,630	5,617,520
	Piraeus Bank S.A.	74,113	1,997,563
TOTAL — GREECE			22,227,677

HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
#	C C Land Holdings, Ltd.	900,000	379,539
#	Cathay Pacific Airways, Ltd.	2,783,000	5,160,776
	Cheung Kong Holdings, Ltd.	3,320,000	47,190,328
	Cheung Kong Infrastructure Holdings, Ltd.	610,000	2,645,574
# *	CITIC International Financial Holdings, Ltd.	1,425,000	1,143,056
	Dah Sing Banking Group, Ltd.	306,964	429,662
	Dah Sing Financial Holdings, Ltd.	194,400	1,191,183
# *	Galaxy Entertainment Group, Ltd.	1,318,000	508,829
	Great Eagle Holdings, Ltd.	521,233	1,443,970
	Hang Lung Group, Ltd.	2,267,000	9,656,935
	Henderson Land Development Co., Ltd.	1,910,000	11,513,494
	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	1,634,166
	Hopewell Holdings, Ltd.	1,455,000	5,544,200
	Hutchison Whampoa, Ltd.	5,635,000	52,312,208
	Hysan Development Co., Ltd.	1,973,191	5,392,323
	Kingboard Chemical Holdings, Ltd.	450,000	2,025,010
	MTR Corp., Ltd.	3,437,040	11,065,500
#	New World China Land, Ltd.	1,963,600	721,220
	New World Development Co., Ltd.	4,064,065	6,168,252
	Sino Land Co., Ltd.	2,559,315	4,479,941
	Sun Hung Kai Properties, Ltd.	2,603,000	35,493,093
	Wharf Holdings, Ltd.	3,613,740	13,060,000
	Wheelock and Co., Ltd.	3,774,000	8,950,890
	Wheelock Properties, Ltd.	1,565,000	1,148,408
TOTAL — HONG KONG			229,258,557

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C. (0019783)	932,956	11,845,829
	Allied Irish Banks P.L.C. (4020684)	347,250	4,376,211
	Allied Irish Banks P.L.C. Sponsored ADR	391,037	10,030,099
	Bank of Ireland P.L.C.	1,247,876	9,941,974
	Bank of Ireland P.L.C. Sponsored ADR	8,000	261,200
	Irish Life & Permanent P.L.C.	740,650	6,879,612
TOTAL — IRELAND			43,334,925

5

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	6,743,578
	Banca Popolare di Milano Scarl	1,011,678	10,075,715
	Banco Popolare Scarl	227,880	4,340,793
	Fondiaria - Sai SpA	167,605	4,643,939
	Intesa Sanpaolo SpA	2,911,755	15,629,884
#	Italcementi SpA	324,346	4,542,475
	Italmobiliare SpA	29,210	2,106,099
	Pirelli & Co. SpA	6,030,909	4,072,569
	Telecom Italia SpA	1,211,763	1,948,954
	Telecom Italia SpA Sponsored ADR	1,853,000	29,907,420
	UniCredito Italiano SpA	10,390,107	55,905,623
	Unione di Banche Italiane ScpA	962,044	21,505,075
	Unipol Gruppo Finanziario SpA	1,822,774	4,544,498
TOTAL — ITALY			165,966,622

JAPAN — (11.3%)
COMMON STOCKS — (11.3%)
	AEON Co., Ltd.	320,300	3,673,351
	Aioi Insurance Co., Ltd.	1,277,735	6,290,387
	Aisin Seiki Co., Ltd.	192,200	5,059,892
	Ajinomoto Co., Inc.	1,163,000	10,596,705
	Alps Electric Co., Ltd.	263,100	2,377,901
	Amada Co., Ltd.	631,000	3,821,984
	Aoyama Trading Co., Ltd.	105,500	1,909,703
#	Asatsu-Dk, Inc.	32,500	844,154
	Bridgestone Corp.	1,512,700	25,448,442
	Calsonic Kansei Corp.	190,000	631,713
	Canon Marketing Japan, Inc.	124,900	2,049,843
	Chudenko Corp.	41,100	591,801
	Chuo Mitsui Trust Holdings, Inc.	637,000	3,511,899
	Citizen Holdings Co., Ltd.	415,800	2,871,406
	Coca-Cola West Japan Co., Ltd.	76,700	1,773,832
#	Comsys Holdings Corp.	149,000	1,319,611
	Cosmo Oil Co., Ltd.	980,000	2,862,309
#	CSK Holdings Corp.	100,600	1,587,143
	Dai Nippon Printing Co., Ltd.	1,125,000	15,883,318
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,844,608
	Daicel Chemical Industries, Ltd.	485,000	2,459,450
	Dainippon Ink & Chemicals, Inc.	596,000	1,320,862
	Daiwa House Industry Co., Ltd.	943,000	9,266,527
	Denso Corp.	7,500	194,426
#	Dentsu, Inc.	527	1,059,750
#	Ebara Corp.	253,000	591,880
# *	Elpida Memory, Inc.	112,900	2,431,023
	Fuji Electric Holdings Co., Ltd.	781,780	1,841,077

6

	Fuji Heavy Industries, Ltd.	1,017,000	5,813,791
	FUJIFILM Holdings Corp.	1,109,400	30,526,232
	Fujikura, Ltd.	609,000	2,834,742
	Fukuoka Financial Group, Inc.	1,368,000	4,811,991
	Futaba Industrial Co., Ltd.	85,600	1,377,262
	Glory, Ltd.	75,400	1,608,567
	Gunze, Ltd.	248,000	1,049,282
	H20 Retailing Corp.	198,000	1,218,132
#	Hakuhodo Dy Holdings, Inc.	12,670	645,759
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,363,949
	Heiwa Corp.	81,500	726,222
	Hino Motors, Ltd.	217,000	1,056,915
	Hitachi Cable, Ltd.	364,000	1,311,044
	Hitachi Transport System, Ltd.	111,000	1,502,589
	Hitachi, Ltd.	6,815,000	50,192,095
	Hitachi, Ltd. Sponsored ADR	140,900	10,325,152
	House Foods Corp.	117,000	1,904,380
# *	Idemitsu Kosan Co., Ltd.	25,800	2,291,230
	INPEX Holdings, Inc.	1	2,613
	JS Group Corp.	564,600	7,664,604
	Juroku Bank, Ltd.	400,000	1,657,323
	Kajima Corp.	1,436,000	4,420,505
	Kamigumi Co., Ltd.	488,000	3,766,499
#	Kandenko Co., Ltd.	129,000	775,652
	Kaneka Corp.	560,000	3,517,073
	Kansai Paint Co., Ltd.	111,000	700,277
	Kinden Corp.	240,000	2,292,685
	Kissei Pharmaceutical Co., Ltd.	41,000	891,925
	Komori Corp.	101,100	1,475,172
	Kuraray Co., Ltd.	107,000	1,115,017
	Kyocera Corp.	338,100	28,336,234
	Kyocera Corp. Sponsored ADR	13,600	1,138,456
	Mabuchi Motor Co., Ltd.	36,300	1,694,942
#	MARUI GROUP CO., Ltd.	498,500	3,642,948
	Matsushita Electric Industrial Co., Ltd.	981,135	20,166,100
	Matsushita Electric Works, Ltd.	634,000	5,860,155
	Meiji Dairies Corp.	88,000	502,516
#	Meiji Seika Kaisha, Ltd.	408,000	1,921,078
	Mitsubishi Gas Chemical Co., Inc.	95,000	538,068
#	Mitsubishi Heavy Industries, Ltd.	6,202,000	29,620,499
#	Mitsubishi Logistics Corp.	146,000	1,655,784
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,731,022
	Mitsubishi UFJ Financial Group, Inc. ADR	882,500	6,742,300
#	Mitsui Chemicals, Inc.	1,281,800	6,326,528
#	Mitsui Mining and Smelting Co., Ltd.	915,000	2,438,006
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	776,100	25,455,388
	Musashino Bank, Ltd.	37,500	1,093,940
	Nagase & Co., Ltd.	196,000	1,856,081
	NEC Corp.	4,527,101	20,862,904
#	NGK Spark Plug Co., Ltd.	254,000	2,806,900
	Nippon Express Co., Ltd.	1,403,000	6,560,059
	Nippon Kayaku Co., Ltd.	128,000	814,552

7

	Nippon Meat Packers, Inc.	326,000	5,292,705
	Nippon Mining Holdings, Inc.	1,783,000	9,903,836
	Nippon Mitsubishi Oil Corp.	2,813,050	17,544,733
	Nippon Paper Group, Inc.	1,609	4,595,094
#	Nippon Sheet Glass Co., Ltd.	1,039,000	5,320,721
	Nippon Shokubai Co., Ltd.	231,000	1,481,435
	Nippon Suisan Kaisha, Ltd.	254,000	881,244
	Nippon Television Network Corp.	9,400	935,395
	Nipponkoa Insurance Co., Ltd.	873,000	5,727,690
#	Nipro Corp.	42,000	766,537
	Nishi-Nippon Bank, Ltd.	1,123,000	2,933,716
	Nishi-Nippon Railroad Co., Ltd.	78,000	271,452
#	Nissan Motor Co., Ltd.	2,878,100	21,862,310
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,994,943
	Nisshin Seifun Group, Inc.	335,500	4,629,130
	Nisshin Steel Co., Ltd.	1,226,000	3,275,531
#	Nisshinbo Industries, Inc.	305,000	3,358,096
	NOK Corp.	112,600	1,613,638
	Obayashi Corp.	973,000	4,500,633
#	Oji Paper Co., Ltd.	1,808,000	9,445,249
#	Onward Holdings Co., Ltd.	251,000	2,725,849
#	Pioneer Electronic Corp.	272,600	2,069,226
	Q.P. Corp.	156,800	1,484,275
	Rengo Co., Ltd.	384,000	2,773,390
	RICOH COMPANY, Ltd.	802,000	13,238,312
	Rohm Co., Ltd.	176,900	10,184,674
	Sanwa Holdings Corp.	238,000	886,105
	Sapporo Hokuyo Holdings, Inc.	428	2,303,635
#	Sega Sammy Holdings, Inc.	373,300	3,540,725
	Seiko Epson Corp.	257,000	7,414,352
	Seino Holdings Co., Ltd.	295,000	1,724,875
	Sekisui Chemical Co., Ltd.	689,000	4,267,326
	Sekisui House, Ltd.	1,164,000	11,000,860
	Shiga Bank, Ltd.	301,000	1,977,442
#	Shimachu Co., Ltd.	70,700	1,700,045
	Shimizu Corp.	1,131,000	4,771,176
	Shinko Securities Co., Ltd.	819,000	2,379,778
#	Shinsei Bank, Ltd.	394,000	1,339,735
	Shizuoka Bank, Ltd.	971,000	9,728,850
#	Showa Shell Sekiyu K.K.	36,200	409,244
#	Sohgo Security Services Co., Ltd.	101,300	1,152,821
	Sojitz Corp.	1,875,200	5,350,443
	Sompo Japan Insurance, Inc.	1,937,000	17,464,966
	Sony Corp.	679,600	25,979,672
	Sony Corp. Sponsored ADR	260,616	9,955,531
	Sumitomo Bakelite Co., Ltd.	347,000	1,790,188
	Sumitomo Corp.	964,100	12,011,524
	Sumitomo Electric Industries, Ltd.	1,130,100	12,968,535
	Sumitomo Forestry Co., Ltd.	158,000	1,128,574
	Sumitomo Rubber Industries, Ltd.	256,500	2,046,288
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	17,048,162
	Suzuken Co., Ltd.	25,000	898,078

8

	Taiheiyo Cement Corp.	1,638,800	2,687,571
	Taisei Corp.	1,740,000	3,960,913
	Taisho Pharmaceutical Co., Ltd.	262,000	5,557,405
	Taiyo Yuden Co., Ltd.	184,000	2,027,887
#	Takashimaya Co., Ltd.	299,000	2,556,053
	TDK Corp.	105,700	6,123,151
	Teijin, Ltd.	1,881,000	6,027,152
	The 77 Bank, Ltd.	494,000	2,819,278
	The Awa Bank, Ltd.	246,600	1,304,222
#	The Bank of Iwate, Ltd.	19,600	1,108,407
	The Bank of Kyoto, Ltd.	363,400	3,790,069
	The Bank of Nagoya, Ltd.	213,000	1,159,488
	The Chiba Bank, Ltd.	847,000	4,641,463
	The Chugoku Bank, Ltd.	247,800	3,239,973
	The Daishi Bank, Ltd.	427,000	1,700,873
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	807,832
	The Gunma Bank, Ltd.	529,000	2,977,758
	The Hachijuni Bank, Ltd.	695,000	4,030,492
	The Higo Bank, Ltd.	278,000	1,605,567
	The Hiroshima Bank, Ltd.	719,000	2,692,297
	The Hokkoku Bank, Ltd.	394,000	1,445,166
	The Hyakugo Bank, Ltd.	303,000	1,707,562
	The Hyakujishi Bank, Ltd.	329,000	1,737,427
	The Iyo Bank, Ltd.	350,000	3,714,070
	The Joyo Bank, Ltd.	1,554,000	7,154,755
	The Kagoshima Bank, Ltd.	273,000	1,806,935
	The Keiyo Bank, Ltd.	317,000	1,481,156
	The Nanto Bank, Ltd.	317,000	1,710,068
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,714,674
	The San-in Godo Bank, Ltd.	241,000	1,864,208
#	Toda Corp.	385,000	1,385,510
	Tokai Tokyo Securities Co., Ltd.	155,000	549,462
	Tokio Marine Holdings, Inc.	1,629,300	55,261,346
	Tokyo Steel Manufacturing Co., Ltd.	186,800	1,972,285
	Toppan Forms Co., Ltd.	48,500	582,970
	Toppan Printing Co., Ltd.	1,188,000	10,707,617
	Toshiba TEC Corp.	181,000	909,312
	Toyo Ink Manufacturing Co., Ltd.	213,000	697,899
	Toyo Seikan Kaisha, Ltd.	344,700	6,247,213
#	Toyobo Co., Ltd.	743,000	1,237,106
	Toyota Auto Body Co., Ltd.	105,100	1,841,801
	TV Asahi Corp.	931	1,329,263
	UNY Co., Ltd.	309,000	3,406,413
#	Wacoal Corp.	135,000	1,587,539
	Yamaguchi Financial Group, Inc.	313,000	3,593,149
#	Yamaha Corp.	285,400	5,010,632
	Yamaha Motor Co., Ltd.	255,300	3,932,941
	Yamanashi Chuo Bank, Ltd.	241,000	1,275,120
#	Yamazaki Baking Co., Ltd.	155,000	1,828,659
	Yokogawa Electric Corp.	116,500	846,510
	Yokohama Rubber Co., Ltd.	410,000	2,145,092
TOTAL — JAPAN			936,268,591

9

	MALAYSIA — (0.0%)
	COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

	NETHERLANDS — (5.7%)
	COMMON STOCKS — (5.7%)
	Aegon NV	3,298,073	38,851,359
	ArcelorMittal	1,934,081	151,717,002
	Heineken Holding NV	74,614	3,309,482
#	ING Groep NV	3,203,383	99,799,293
	ING Groep NV Sponsored ADR	538,200	16,764,930
	Koninklijke Ahold NV	1,358,233	16,981,698
#	Koninklijke DSM NV	397,767	22,893,348
	Koninklijke Philips Electronics NV	3,292,546	106,975,247
	Koninklijke Philips Electronics NV ADR	133,700	4,333,217
	SNS Reaal	194,551	3,232,894
	STMicroelectronics NV	643,493	8,405,048
	TOTAL — NETHERLANDS		473,263,518

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
#	Contact Energy, Ltd.	1,423,493	8,310,722
#	Fletcher Building, Ltd.	594,072	3,094,256
	TOTAL — NEW ZEALAND		11,404,978

	NORWAY — (1.2%)
	COMMON STOCKS — (1.2%)
	DNB Nor ASA Series A	2,582,094	29,935,665
# *	Marine Harvest	5,652,000	3,936,673
	Norsk Hydro ASA	1,819,214	19,386,623
	Norsk Hydro ASA Sponsored ADR	59,900	642,326
	Orkla ASA	2,780,950	35,675,304
	Storebrand ASA	713,900	5,548,901
	Wilh. Wilhelmsen ASA	11,850	370,643
	TOTAL — NORWAY		95,496,135

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
	Banco BPI SA	275,646	926,296
#	Banco Comercial Portugues SA	2,008,205	3,469,550
#	Banco Espirito Santo SA	320,446	4,140,562
#	Cimpor Cimentos de Portugal SA	129,009	810,283
	TOTAL — PORTUGAL		9,346,691

10

SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	481,851
	DBS Group Holdings, Ltd.	3,365,500	42,555,040
	Fraser & Neave, Ltd.	2,421,450	7,425,580
	Jardine Cycle & Carriage, Ltd.	179,324	2,236,514
#	Neptune Orient Lines, Ltd.	609,000	959,755
	Overseas Chinese Banking Corp., Ltd.	3,178,000	18,009,079
	Singapore Airlines, Ltd.	1,489,600	15,930,132
	Singapore Land, Ltd.	687,000	2,656,270
	United Industrial Corp., Ltd.	1,391,000	2,359,653
	United Overseas Bank, Ltd.	543,000	7,227,481
	UOL Group, Ltd.	1,740,600	3,519,108
	Venture Corp., Ltd.	85,000	597,004
#	Wheelock Properties, Ltd.	605,000	557,007
TOTAL — SINGAPORE			104,514,474

SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
	Abertis Infraestructuras SA	81,400	1,681,334
	Acciona SA	70,229	13,965,340
#	Acerinox SA	629,295	11,893,627
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	391,100	6,582,213
#	Banco de Sabadell SA	2,504,343	19,498,857
#	Banco Espanol de Credito SA	363,460	4,966,942
#	Banco Pastor SA	320,162	3,100,190
#	Banco Popular Espanol SA	481,719	5,090,551
#	Banco Santander Central Hispano SA	7,329,732	124,600,933
#	Banco Santander SA Sponsored ADR	3,044,700	51,699,006
#	Bankinter SA	210,353	2,233,723
#	Fomento de Construcciones y Contratas SA	46,530	2,330,777
	Gas Natural SDG SA	218,361	10,116,261
#	Grupo Catalana Occidente SA	125,781	3,585,001
#	Grupo Ferrovial SA	242,463	12,114,844
#	Iberia Lineas Aereas de Espana SA	617,500	1,830,689
#	Mapfre SA	732,775	3,504,381
	Repsol YPF SA	1,537,866	47,566,954
	Repsol YPF SA Sponsored ADR	1,285,700	39,663,845
#	Sacyr Vallehermoso SA	68,588	1,240,573
TOTAL — SPAIN			367,266,041

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
#	Boliden AB	497,200	3,132,255
#	Electrolux AB Series B	533,100	6,839,845
	Holmen AB Series A	6,300	209,001
#	Holmen AB Series B	150,400	4,797,960
	Nordea Bank AB	4,374,518	58,107,282
	Skandinaviska Enskilda Banken AB Series A	743,500	13,295,119
	Skandinaviska Enskilda Banken AB Series C	9,800	164,185

11

#	Skanska AB Series B	462,800	5,822,890
	SSAB Svenskt Stal AB Series A	271,300	6,614,357
	SSAB Svenskt Stal AB Series B	131,700	2,854,939
	Svenska Cellulosa AB	57,000	652,395
	Svenska Cellulosa AB Series B	1,308,500	14,864,932
	Svenska Handelsbanken AB Series A	762,000	18,334,946
#	Swedbank AB Series A	349,300	6,138,194
	Tele2 AB Series B	490,700	7,547,526
	Telefonaktiebolaget LM Erricson Sponsored ADR	1,086,526	12,408,127
	TeliaSonera AB	3,903,500	27,203,275
	Volvo AB Series A	227,400	2,482,538
TOTAL — SWEDEN			191,469,766

SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
	Adecco SA	250,003	11,730,627
	Baloise-Holding AG	206,141	17,636,008
	Banque Cantonale Vaudoise	9,461	2,863,640
	Compagnie Financiere Richemont AG Series A	1,125,900	65,510,372
#	Credit Suisse Group AG	1,826,488	84,717,459
	Credit Suisse Group AG Sponsored ADR	591,859	27,450,420
	Givaudan SA	13,960	11,616,638
	Holcim, Ltd.	448,025	32,213,404
	Julius Baer Holdings, Ltd. AG	38,097	2,318,407
	PSP Swiss Property AG	98,640	5,974,142
	St. Galler Kantonalbank	9,132	3,888,603
	Sulzer AG	15,000	1,843,045
	Swiss Life Holding AG	127,247	23,149,359
	Swiss Re	747,678	45,988,521
	Syngenta AG	95,564	25,640,739
*	UBS AG	793,947	17,257,327
	Zurich Financial SVCS AG	309,213	80,725,098
TOTAL COMMON STOCKS			460,523,809

RIGHTS/WARRANTS — (0.0%)
*	UBS AG Rights 06/12/08 (B2QTJ29)	754,250	1,109,645
TOTAL — SWITZERLAND			461,633,454

UNITED KINGDOM — (17.3%)
COMMON STOCKS — (17.3%)
#	Alliance & Leicester P.L.C.	448,296	2,658,511
	Anglo American P.L.C.	1,369,125	72,777,001
	Arriva P.L.C.	105,930	1,528,137
	Associated British Foods P.L.C.	1,320,465	19,372,076
	Aviva P.L.C.	6,768,276	63,179,038
	Barclays P.L.C. Sponsored ADR	2,263,390	58,169,123
#	British Airways P.L.C.	2,481,713	11,286,238
	Cable and Wireless P.L.C.	3,342,769	10,776,895
*	Cadbury P.L.C. Sponsored ADR	56,000	2,582,720

12

	Carnival P.L.C.	685,658	23,506,132
	Carnival P.L.C. ADR	218,000	7,562,420
	Cookson Group P.L.C.	529,282	6,247,809
#	DSG International P.L.C.	2,744,891	2,466,466
*	easyJet P.L.C.	708,463	4,228,565
	Enterprise Inns P.L.C.	1,212,242	6,669,296
	Friends Provident P.L.C.	4,365,221	7,831,322
	GKN P.L.C.	2,597,068	11,583,655
	HBOS P.L.C.	8,458,158	48,414,238
	HSBC Holdings P.L.C. Sponsored ADR	2,241,143	176,400,366
	International Power P.L.C.	2,272,744	16,314,629
	ITV P.L.C.	11,443,244	9,306,940
	Kingfisher P.L.C.	7,751,726	18,724,343
	Ladbrokes P.L.C.	1,091,195	4,484,969
	Legal and General Group P.L.C.	14,896,697	27,178,339
	Meggitt P.L.C.	2,425,171	10,139,242
	Mondi P.L.C.	1,134,110	6,733,050
	Old Mutual P.L.C.	7,500,690	13,265,683
	Pearson P.L.C.	901,901	11,139,618
	Pearson P.L.C. Sponsored ADR	1,763,809	21,871,232
	Rexam P.L.C.	2,502,227	18,467,395
*	Rolls-Royce Group P.L.C.	2,198,250	15,865,574
	Royal Bank of Scotland Group P.L.C.	26,156,343	111,245,143
	Royal Dutch Shell P.L.C. ADR	1,265,345	87,043,083
	RSA Insurance Group P.L.C.	13,325,551	36,481,766
	SABmiller P.L.C.	1,209,147	25,972,577
	Sainsbury (J.) P.L.C.	4,948,615	31,299,843
	Schroders P.L.C.	123,678	2,280,637
	Schroders P.L.C. Non-Voting	63,155	1,034,882
#	Thomas Cook Group P.L.C.	1,606,317	6,689,035
	Tomkins P.L.C. Sponsored ADR	330,800	3,618,952
	Vodafone Group P.L.C.	63,241,202	161,615,992
	Vodafone Group P.L.C. Sponsored ADR	6,329,818	161,726,850
	Whitbread P.L.C.	647,323	13,281,419
	William Morrison Supermarkets P.L.C.	7,113,159	36,517,305
	WPP Group P.L.C.	1,301,269	12,665,833
	WPP Group P.L.C. Sponsored ADR	24,445	1,192,672
	Xstrata P.L.C.	661,917	36,904,053
TOTAL — UNITED KINGDOM			1,440,301,064

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $21,080,000 FNMA 5.50%, 02/25/36, valued at $16,017,513) to be repurchased at $15,782,401	$15,779	15,779,000

SECURITIES LENDING COLLATERAL — (12.3%)
§ @	DFA Short Term Investment Fund LP	897,185	897,184,640

@	Repurchase Agreement, Barclays Capital, Inc. 2.14%, 09/02/08 (Collateralized by $37,262,000 FHLMC 3.050%, 04/28/10, valued at $37,509,471) to be repurchased at $36,781,766	36,773	36,773,022

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $231,318,655 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 06/01/19 to 06/01/38 & FNMA, rates ranging from 4.419%(r) to 7.000%, maturities ranging from 06/01/20 to 08/01/38, valued at $93,757,573) to be repurchased at $91,941,045	91,919	91,919,189

TOTAL SECURITIES LENDING COLLATERAL			1,025,876,851

TOTAL INVESTMENTS - (100.0%)
(Cost $8,274,920,170) ##			$8,305,447,434

13

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (74.6%)
Consumer Discretionary — (15.5%)
* #	ABILIT Corp.	110,900	$154,969
#	Aeon Fantasy Co., Ltd.	62,032	601,997
#	Ahresty Corp.	77,200	559,502
	Aichi Machine Industry Co., Ltd.	292,000	827,884
	Aigan Co., Ltd.	63,200	381,182
	Aisan Industry Co., Ltd.	191,300	1,428,116
#	Akebono Brake Industry Co., Ltd.	386,000	2,584,032
#	Akindo Sushiro Co., Ltd.	20,500	373,755
	Alpha Corp.	31,700	225,492
	Alpine Electronics, Inc.	231,700	2,333,305
#	Amiyaki Tei Co., Ltd.	245	303,764
#	Amuse, Inc.	25,000	338,644
#	Anrakutei Co., Ltd.	50,000	243,402
#	AOI Advertising Promotion, Inc.	39,000	211,501
	AOKI Holdings, Inc.	166,900	2,197,358
	Aoyama Trading Co., Ltd.	97,500	1,764,891
* #	Asahi Tec Corp.	854,000	473,779
	Ashimori Industry Co., Ltd.	193,000	347,192
	Asti Corp.	50,000	123,957
#	Atom Corp.	133,200	484,379
#	Atsugi Co., Ltd.	719,000	802,191
	Autobacs Seven Co., Ltd.	45,300	1,258,855
#	Avex Group Holdings, Inc.	155,500	1,599,859
#	Belluna Co., Ltd.	194,060	983,627
#	Best Denki Co., Ltd.	280,500	1,341,675
#	Bookoff Corp.	65,000	419,807
	Calsonic Kansei Corp.	520,000	1,728,897
* #	Carchs Holdings Co., Ltd.	710,600	228,796
	Catena Corp.	92,000	198,867
#	Chiyoda Co., Ltd.	145,000	2,115,935
#	Chofu Seisakusho Co., Ltd.	127,700	2,301,430
*	Chori Co., Ltd.	675,000	734,956
	Chuo Spring Co., Ltd.	210,000	652,052
#	Clarion Co., Ltd.	933,000	1,333,243
#	Cleanup Corp.	160,000	608,232
#	Colowide Co., Ltd.	205,450	1,051,819
* #	Columbia Music Entertainment, Inc.	477,000	251,236
	Corona Corp.	101,200	1,307,843
	Cross Plus, Inc.	22,000	199,624
#	Culture Convenience Club Co., Ltd.	463,900	2,886,916
#	Cybozu, Inc.	1,538	420,584
#	D&M Holdings, Inc.	314,000	1,456,661
	Daido Kogyo Co., Ltd.	145,000	299,100

1

#	Daidoh, Ltd.	129,000	1,303,607
	Daifuku Co., Ltd.	197,500	1,616,553
#	Daikoku Denki Co., Ltd.	50,700	602,299
#	Daikyo, Inc.	657,236	928,148
	Daimaruenawin Co., Ltd.	400	2,282
	Dainichi Co., Ltd.	59,200	307,671
#	Daisyo Corp.	74,200	806,117
*	Daito Woolen Spinning & Weaving Co., Ltd.	40,000	29,043
#	Daiwa Seiko, Inc.	444,000	704,237
#	Daiwabo Co., Ltd.	478,000	1,176,828
	DCM Japan Holdings Co., Ltd.	247,900	1,809,248
#	Descente, Ltd.	270,000	1,497,215
*	DIA Kensetsu Co., Ltd.	484,600	44,427
#	Don Quijote Co., Ltd.	57,900	1,016,271
#	Doshisha Co., Ltd.	66,600	942,945
#	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	2,964,016
	Dynic Corp.	127,000	277,464
#	Eagle Industry Co., Ltd.	170,000	821,421
* #	Econach Co., Ltd.	177,000	96,996
#	Edion Corp.	273,800	2,153,932
	Eikoh, Inc.	41,800	145,736
	Exedy Corp.	123,700	2,793,117
#	F&A Aqua Holdings, Inc.	62,238	400,380
	Fine Sinter Co., Ltd.	49,000	139,598
#	Foster Electric Co., Ltd.	84,100	1,653,696
#	France Bed Holdings Co., Ltd.	826,000	1,202,560
	Fuji Co., Ltd.	120,400	1,924,356
	Fuji Corp., Ltd.	117,000	235,116
#	Fuji Kiko Co., Ltd.	151,000	260,205
#	Fuji Kyuko Co., Ltd.	378,000	1,462,199
	Fuji Oozx, Inc.	6,000	22,462
#	Fujibo Holdings, Inc.	332,000	520,747
*	Fujii & Co., Ltd.	44,000	404
	Fujikura Rubber, Ltd.	74,000	284,733
#	Fujita Kanko, Inc.	412,100	3,043,077
	Fujitsu Business Systems, Ltd.	90,900	1,193,996
#	Fujitsu General, Ltd.	348,000	1,054,367
	Funai Electric Co., Ltd.	39,900	859,050
* #	Furukawa Battery Co., Ltd.	89,000	684,879
	G-7 Holdings, Inc.	29,200	128,107
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	363,000	972,003
	Genki Sushi Co., Ltd.	19,200	218,612
#	GEO Co., Ltd.	1,289	1,255,041
#	Goldcrest Co., Ltd.	57,410	940,323
* #	Goldwin, Inc.	175,000	365,673
	Gourmet Kineya Co., Ltd.	68,000	498,080
	Gro-BeLS Co., Ltd.	177,000	85,452
* #	GSI Creos Corp.	194,000	298,438
#	Gulliver International Co., Ltd.	36,120	707,456
	Gunze, Ltd.	641,000	2,712,055
#	Hakuyosha Co., Ltd.	88,000	230,115
#	Happinet Corp.	37,000	540,333
#	Haruyama Trading Co., Ltd.	49,900	222,419
	Haseko Corp.	251,500	255,269

2

	Heiwa Corp.	48,100	428,604
	Himaraya Co., Ltd.	38,300	187,222
#	HIS Co., Ltd.	118,200	1,456,616
	Horipro, Inc.	48,200	469,466
	I Metal Technology Co., Ltd.	153,000	315,511
	Ichikawa Co., Ltd.	63,000	198,556
#	Ichikoh Industries, Ltd.	296,000	669,852
* #	Image Holdings Co., Ltd.	41,000	144,494
	Imasen Electric Industrial Co., Ltd.	55,800	761,721
	Imperial Hotel, Ltd.	7,900	192,923
*	Impress Holdings, Inc.	1,124	184,622
	Inaba Seisakusho Co., Ltd.	62,400	650,449
	Ishizuka Glass Co., Ltd.	109,000	174,641
*	Izuhakone Railway Co., Ltd.	300	14,886
* #	Izutsuya Co., Ltd.	350,000	248,477
#	Janome Sewing Machine Co., Ltd.	707,000	443,359
#	Japan Vilene Co., Ltd.	229,000	909,913
#	Jeans Mate Corp.	38,208	206,477
	Jidosha Buhin Kogyo Co., Ltd.	82,000	247,217
	Joban Kosan Co., Ltd.	226,000	351,141
#	Joint Corp.	106,500	186,403
#	Joshin Denki Co., Ltd.	201,000	1,621,157
#	Juki Corp.	455,000	837,186
	Juntendo Co., Ltd.	35,000	42,011
#	Jyomo Co., Ltd.	186,000	121,891
	Kabuki-Za Co., Ltd.	39,000	1,684,190
#	Kadokawa Holdings, Inc.	94,400	2,222,820
	Kanto Auto Works, Ltd.	243,500	3,135,497
	Kasai Kogyo Co., Ltd.	119,000	335,662
	Kato Sangyo Co., Ltd.	130,700	1,749,400
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	311,299
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	274,501
	Kayaba Industry Co., Ltd.	745,000	2,721,193
	Keihin Corp.	36,200	599,899
#	Keiyo Co., Ltd.	200,400	999,280
#	Kentucky Fried Chicken Japan, Ltd.	80,000	1,270,447
#	Kenwood Corp.	1,294,000	1,126,694
* #	Kinki Nippon Tourist Co., Ltd.	304,000	565,537
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	487,657
#	Kisoji Co., Ltd.	89,300	1,785,553
	Koekisha Co., Ltd.	13,600	249,651
#	Kohnan Shoji Co., Ltd.	94,100	1,261,926
#	Kojima Co., Ltd.	130,100	616,626
	Komatsu Seiren Co., Ltd.	148,000	573,289
	Komeri Co., Ltd.	43,700	1,275,936
#	Konaka Co., Ltd.	107,760	436,166
*	Kosugi Sangyo Co., Ltd.	416,000	45,631
	Ku Holdings Co., Ltd.	68,200	233,199
	Kura Corp.	221	405,416
	Kurabo Industries, Ltd.	879,000	1,489,511
	Kuraudia Co., Ltd.	4,800	49,673
	Kuroganeya Co., Ltd.	14,000	47,573
#	K’s Holdings Corp.	134,372	2,439,798
#	Kyoritsu Maintenance Co., Ltd.	50,960	878,133
	Kyoto Kimono Yuzen Co., Ltd.	572	431,534

3

	Kyowa Leather Cloth Co., Ltd.	75,400	360,728
* #	Laox Co., Ltd.	206,000	43,411
#	Look, Inc.	102,000	123,542
#	Maezawa Kyuso Industries Co., Ltd.	51,700	916,882
*	Magara Construction Co., Ltd.	135,000	1,241
* #	Mamiya-Op Co., Ltd.	285,000	130,189
	Marche Corp.	23,000	152,542
#	Mars Engineering Corp.	77,900	1,617,294
#	Maruei Department Store Co., Ltd.	145,000	418,689
*	Maruishi Holdings Co., Ltd.	214,000	1,966
* #	Maruzen Co., Ltd. (6569583)	375,000	334,543
	Maruzen Co., Ltd. (6573498)	46,000	187,687
#	Matsuya Co., Ltd.	184,600	3,301,118
#	Matsuya Foods Co., Ltd.	66,600	792,771
	Meiwa Industry Co., Ltd.	38,000	73,204
#	Mikuni Corp.	114,000	236,257
* #	Misawa Homes Co., Inc.	128,100	578,463
#	Misawa Resort Co., Ltd.	194,000	500,839
	Mitsuba Corp.	155,690	970,918
	Mitsui Home Co., Ltd.	228,000	1,148,315
	Miyuki Keori Co., Ltd.	106,000	250,868
#	Mizuno Corp.	462,000	2,313,375
#	MOS Food Services, Inc.	113,000	1,423,480
	MR Max Corp.	127,200	418,804
	Mutow Co., Ltd.	79,400	412,127
* #	Naigai Co., Ltd.	236,000	96,937
	Nexyz Corp.	3,700	128,774
#	Nice Holdings, Inc.	409,000	696,486
#	Nichimo Corp.	667,000	96,887
	Nidec Copal Corp.	202,800	2,531,347
#	Nidec Tosok Corp.	62,600	487,949
#	Nihon Eslead Corp.	53,048	328,103
	Nihon Tokushu Toryo Co., Ltd.	56,000	213,955
	Nikko Travel Co., Ltd.	12,200	34,158
	Nippon Felt Co., Ltd.	69,000	336,507
#	Nippon Piston Ring Co., Ltd.	301,000	462,714
	Nippon Seiki Co., Ltd.	151,400	1,892,621
#	Nishimatsuya Chain Co., Ltd.	228,900	2,032,686
	Nissan Shatai Co., Ltd.	524,300	3,903,640
#	Nissen Holdings Co., Ltd.	213,100	847,087
	Nissin Kogyo Co., Ltd.	56,100	1,001,919
	Nittan Valve Co., Ltd.	85,000	363,196
	Nitto Kako Co., Ltd.	98,000	72,766
	Noritsu Koki Co., Ltd.	121,100	1,757,987
#	Omikenshi Co., Ltd.	176,000	109,502
*	Orient Watch Co., Ltd.	12,000	4,521
	Pacific Industrial Co., Ltd.	187,000	696,052
	PanaHome Corp.	533,200	3,112,547
#	Parco Co., Ltd.	278,300	3,177,859
#	Paris Miki, Inc.	191,900	1,615,831
* #	PIA Corp.	29,500	334,382
	Piolax, Inc.	45,600	831,869
	Press Kogyo Co., Ltd.	385,000	1,486,146
*	Renown, Inc.	179,800	503,580
#	Resorttrust, Inc.	174,508	1,878,889

4

#	Rhythm Watch Co., Ltd.	454,000	541,345
#	Right On Co., Ltd.	103,225	1,141,213
#	Riken Corp.	368,000	1,250,563
#	Ringer Hut Co., Ltd.	76,800	963,141
	Roland Corp.	90,700	1,475,526
#	Round One Corp.	1,227	1,006,128
#	Royal Co., Ltd.	142,000	1,281,407
	Sagami Chain Co., Ltd.	78,000	639,666
*	Sagami Co., Ltd.	80,000	68,439
	Sagami Rubber Industries Co., Ltd.	15,000	37,167
#	Saint Marc Holdings Co., Ltd.	38,300	1,357,574
#	Saizeriya Co., Ltd.	176,900	1,764,800
#	Sakai Ovex Co., Ltd.	205,000	252,127
#	Sanden Corp.	499,000	1,930,701
#	Sanei-International Co., Ltd.	61,800	804,148
#	Sankyo Seiko Co., Ltd.	209,000	445,444
	Sanoh Industrial Co., Ltd.	118,000	586,223
#	Sanrio Co., Ltd.	291,900	3,320,796
*	Sansui Electric Co., Ltd.	4,135,000	303,073
	Sanyo Housing Nagoya Co., Ltd.	363	290,045
#	Sanyo Shokai, Ltd.	474,000	2,258,834
#	Seiko Holdings Corp.	401,407	1,497,890
	Seiren Co., Ltd.	221,000	1,166,283
#	Senshukai Co., Ltd.	164,000	976,408
* #	Seven Seas Holdings Co., Ltd.	194,000	97,225
#	Shikibo, Ltd.	510,000	582,233
#	Shimachu Co., Ltd.	44,900	1,079,661
	Shinyei Kaisha	96,000	166,547
#	Shiroki Co., Ltd.	310,000	867,783
#	Shobunsha Publications, Inc.	56,900	306,474
#	Shochiku Co., Ltd.	438,400	2,428,655
	Showa Corp.	254,100	1,807,362
* #	Silver Seiko, Ltd.	1,091,000	198,185
	SKY Perfect JSAT Holdings, Inc.	4,196	1,581,743
#	SNT Corp.	96,300	487,183
#	Sofmap Co., Ltd.	43,100	80,750
	Soft99 Corp.	73,400	365,686
	Sotoh Co., Ltd.	51,000	512,995
#	SPK Corp.	16,800	176,751
#	Suminoe Textile Co., Ltd.	267,000	438,355
	Sumitomo Forestry Co., Ltd.	452,966	3,235,477
* #	Suzutan Co., Ltd.	26,200	61,358
* #	SxL Corp.	493,000	291,929
	Tachikawa Corp.	50,800	207,962
	Tachi-S Co., Ltd.	122,640	1,414,329
#	Takamatsu Corp.	135,500	1,892,439
#	Taka-Q Co., Ltd.	73,500	107,464
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	115,801
#	Tasaki Shinju Co., Ltd.	116,000	197,187
	Taya Co., Ltd.	5,000	35,417
	TBK Co., Ltd.	90,000	293,868
	TDF Corp.	27,000	61,040
#	Tecmo, Ltd.	79,800	584,101
#	Teikoku Piston Ring Co., Ltd.	111,000	715,337
	Teikoku Sen-I Co., Ltd.	80,000	291,223

5

	Telepark Corp.	146	177,333
* #	Ten Allied Co., Ltd.	50,000	154,814
* #	The Daiei, Inc.	230,100	1,818,970
#	The Japan General Estate Co., Ltd.	121,900	265,851
	The Japan Wool Textile Co., Ltd.	316,000	2,606,495
	Tigers Polymer Corp.	59,000	226,649
	Toabo Corp.	219,000	177,403
	Toei Co., Ltd.	438,000	2,396,530
* #	Tohoku Misawa Homes Co., Ltd.	37,500	91,286
#	Tokai Kanko Co., Ltd.	505,999	194,924
	Tokai Rubber Industries, Ltd.	109,200	1,217,948
#	Tokai Senko K.K.	102,000	97,570
#	Tokyo Dome Corp.	655,200	2,995,127
	Tokyo Kaikan Co., Ltd.	12,000	54,813
	Tokyo Soir Co., Ltd.	49,000	119,356
	Tokyo Style Co., Ltd.	345,700	2,876,568
#	Tokyotokeiba Co., Ltd.	971,000	1,571,001
	Tokyu Recreation Co., Ltd.	77,000	406,638
#	Tomy Co., Ltd.	321,793	2,118,218
* #	Tonichi Carlife Group, Inc.	189,000	129,648
	Topre Corp.	185,000	1,529,173
	Totenko Co., Ltd.	57,000	97,888
#	Touei Housing Corp.	92,440	156,035
#	Towa Real Estate Development Co., Ltd.	610,000	457,189
#	Toyo Radiator Co., Ltd.	260,000	1,279,858
#	Toyo Tire & Rubber Co., Ltd.	730,000	1,885,244
#	Toyobo Co., Ltd.	1,029,000	1,713,300
	Tsukamoto Co., Ltd.	67,000	54,358
#	Tsutsumi Jewelry Co., Ltd.	69,300	1,348,629
#	Unitika, Ltd.	1,673,000	1,522,208
	U-Shin, Ltd.	97,000	804,303
* #	Victor Co. of Japan, Ltd.	626,000	1,052,532
	Watabe Wedding Corp.	29,500	283,831
#	Watami Food Service Co., Ltd.	144,800	2,381,375
	Wondertable, Ltd.	97,000	101,388
	Xebio Co., Ltd.	54,200	998,575
#	Yamatane Corp.	338,000	493,651
	Yamato International, Inc.	43,000	206,345
	Yellow Hat, Ltd.	75,600	288,979
	Yokohama Reito Co., Ltd.	179,000	1,302,091
#	Yomiuri Land Co., Ltd.	276,000	841,740
#	Yonex Co., Ltd.	41,000	254,571
#	Yorozu Corp.	75,400	949,211
	Yoshimoto Kogyo Co., Ltd.	120,000	1,193,601
#	Yoshinoya Holdings Co., Ltd.	2,227	2,369,494
#	Zenrin Co., Ltd.	130,900	1,917,906
#	Zensho Co., Ltd.	372,900	1,381,209
Total Consumer Discretionary			267,670,003

Consumer Staples — (8.3%)
#	Aderans Holdings Co., Ltd.	146,350	2,323,201
*	Aeon Hokkaido Corp.	58,800	162,789
	Ahjikan Co., Ltd.	10,500	70,522
#	Ariake Japan Co., Ltd.	116,800	2,225,745
	Cawachi, Ltd.	83,400	1,761,955

6

	CFS Corp.	125,000	773,672
#	Chubu Shiryo Co., Ltd.	91,000	585,986
	Chuo Gyorui Co., Ltd.	93,000	201,354
#	Circle K Sunkus Co., Ltd.	64,100	1,050,025
	Coca-Cola Central Japan Co., Ltd.	311	2,112,433
*	cocokara fine HOLDINGS, Inc.	36,960	553,452
	CVS Bay Area, Inc.	55,000	82,059
#	DyDo Drinco, Inc.	57,200	1,645,601
	Echo Trading Co., Ltd.	11,000	91,715
	Ensuiko Sugar Refining Co., Ltd.	103,000	170,232
#	Ezaki Glico Co., Ltd.	22,074	222,799
#	Fancl Corp.	244,600	2,891,340
* #	First Baking Co., Ltd.	183,000	209,345
	Fuji Oil Co., Ltd.	304,700	3,265,526
	Fujicco Co., Ltd.	121,600	1,425,539
* #	Fujiya Co., Ltd.	564,000	688,276
	Hagoromo Foods Corp.	41,000	389,088
	Harashin Narus Holdings Co., Ltd.	63,100	644,233
* #	Hayashikane Sangyo Co., Ltd.	336,000	293,262
	Heiwado Co., Ltd.	204,100	3,250,511
*	Hohsui Corp.	120,000	141,312
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	488,390
	Hokuto Corp.	113,300	2,558,242
#	Inageya Co., Ltd.	179,000	1,489,143
#	ITO EN, Ltd.	165,300	2,529,625
	Itochu-Shokuhin Co., Ltd.	44,300	1,462,092
	Itoham Foods, Inc.	711,800	3,712,944
#	Izumiya Co., Ltd.	300,000	1,699,843
#	J-Oil Mills, Inc.	563,000	2,683,798
	Kameda Seika Co., Ltd.	71,800	972,372
#	Kasumi Co., Ltd.	216,000	1,310,853
#	Key Coffee, Inc.	78,700	1,122,393
	Kikkoman Corp.	66,300	820,363
	Kirindo Co., Ltd.	32,800	178,689
	Kose Corp.	81,300	2,210,449
#	Kyodo Shiryo Co., Ltd.	362,000	420,920
	Kyokuyo Co., Ltd.	380,000	692,365
#	Life Corp.	188,900	2,883,031
#	Lion Corp.	306,000	1,485,028
#	Mandom Corp.	84,400	2,261,310
	Marudai Food Co., Ltd.	454,000	1,125,074
#	Maruha Nichiro Holdings, Inc.	1,696,069	3,113,355
*	Maruya Co., Ltd.	14,000	22,046
#	Matsumotokiyoshi Holdings Co., Ltd.	37,400	789,318
*	Maxvalu Tohok Co., Ltd.	18,200	119,832
	Maxvalu Tokai Co., Ltd.	61,000	851,109
#	Meito Sangyo Co., Ltd.	79,900	1,671,240
	Mercian Corp.	424,000	927,050
#	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	1,771,583
	Milbon Co., Ltd.	43,940	944,261
#	Ministop Co., Ltd.	100,000	1,932,376
#	Mitsui Sugar Co., Ltd.	477,850	1,831,083
	Miyoshi Oil & Fat Co., Ltd.	268,000	397,275
#	Morinaga & Co., Ltd.	933,000	1,777,026
	Morinaga Milk Industry Co., Ltd.	875,000	2,571,811

7

	Morishita Jinton Co., Ltd.	47,800	110,062
	Morozoff, Ltd.	110,000	330,656
#	Nagatanien Co., Ltd.	121,000	962,039
#	Nakamuraya Co., Ltd.	208,000	949,602
#	Nichimo Co., Ltd.	112,000	177,454
	Nichirei Corp.	514,000	2,931,989
#	Nihon Chouzai Co., Ltd.	23,000	379,753
	Niitaka Co., Ltd.	7,260	47,596
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,254,998
	Nippon Flour Mills Co., Ltd.	620,000	2,963,876
	Nippon Formula Feed Manufacturing Co., Ltd.	274,000	322,824
	Nippon Suisan Kaisha, Ltd.	528,700	1,834,307
	Nissin Sugar Manufacturing Co., Ltd.	152,000	335,986
	Nitto Flour Milling Co., Ltd.	64,000	190,369
#	Oenon Holdings, Inc.	253,000	659,458
	Oie Sangyo Co., Ltd.	20,900	147,516
	Okuwa Co., Ltd.	156,000	2,504,397
	Olympic Corp.	66,700	416,249
	Oriental Yeast Co., Ltd.	103,000	559,517
	Pietro Co., Ltd.	10,300	84,071
#	Pigeon Corp.	69,600	1,619,622
	Poplar Co., Ltd.	25,760	146,401
*	Prima Meat Packers, Ltd.	724,000	784,508
	Q.P. Corp.	109,900	1,040,318
#	Riken Vitamin Co., Ltd.	81,400	2,370,288
	Rock Field Co., Ltd.	47,800	670,860
#	Ryoshoku, Ltd.	153,600	2,917,422
#	S Foods, Inc.	106,500	721,536
#	Sakata Seed Corp.	175,600	2,611,263
	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	863,661
	Shoei Foods Corp.	44,000	185,803
	Showa Sangyo Co., Ltd.	620,000	1,745,414
#	Snow Brand Milk Products Co., Ltd.	924,500	2,809,706
	Sogo Medical Co., Ltd.	23,500	592,834
	Sonton Food Industry Co., Ltd.	43,000	279,329
#	Sotetsu Rosen Co., Ltd.	70,000	288,753
#	Starzen Corp.	286,000	640,891
#	T.Hasegawa Co., Ltd.	142,700	2,111,929
#	Takara Holdings, Inc.	365,000	2,510,534
* #	The Maruetsu, Inc.	428,000	3,784,713
#	The Nisshin Oillio Group, Ltd.	601,000	3,330,754
#	Three F Co., Ltd.	17,700	114,605
#	Tobu Store Co., Ltd.	220,000	798,575
	Toho Co., Ltd.	162,000	482,601
#	Tohto Suisan Co., Ltd.	120,000	192,285
	Torigoe Co., Ltd.	86,800	662,142
* #	Toyo Sugar Refining Co., Ltd.	157,000	187,690
	Tsukiji Uoichiba Co., Ltd.	57,000	83,452
	Tsuruha Holdings, Inc.	46,400	1,535,893
	Unicafe, Inc.	14,260	166,383
	Unicharm Petcare Corp.	100,000	3,189,244
	Unimat Offisco Corp.	87,400	785,424
	UNY Co., Ltd.	39,788	438,622
#	Valor Co., Ltd.	178,400	1,580,150
	Warabeya Nichiyo Co., Ltd.	52,760	740,241

8

	Yaizu Suisankagaku Industry Co., Ltd.	42,100	403,813
	Yaoko Co., Ltd.	70,900	2,455,358
#	Yomeishu Seizo Co., Ltd.	102,000	966,238
	Yonekyu Corp.	100,500	1,139,815
	Yuasa Funashoku Co., Ltd.	112,000	236,020
	Yukiguni Maitake Co., Ltd.	89,180	302,520
	Yutaka Foods Corp.	6,000	84,773
Total Consumer Staples			143,793,363

Energy — (1.1%)
#	AOC Holdings, Inc.	143,400	1,489,533
#	BP Castrol K.K.	69,800	185,566
* #	Fuji Kosan Co., Ltd.	264,000	245,110
	Itochu Enex Co., Ltd.	330,300	2,040,669
	Japan Oil Transportation Co., Ltd.	79,000	146,715
#	Kanto Natural Gas Development Co., Ltd.	202,000	1,326,099
#	Kyoei Tanker Co., Ltd.	115,000	334,779
	Mitsuuroko Co., Ltd.	234,200	1,496,689
#	Modec, Inc.	127,400	4,036,667
#	Nippon Gas Co., Ltd.	153,000	1,485,836
	Nippon Seiro Co., Ltd.	64,000	116,273
	Sala Corp.	133,000	607,730
	San-Ai Oil Co., Ltd.	266,000	1,042,666
	Shinko Plantech Co., Ltd.	159,000	1,614,889
	Sinanen Co., Ltd.	266,000	1,053,064
#	Toa Oil Co., Ltd.	369,000	444,721
#	Toyo Kanetsu K.K.	478,000	881,687
Total Energy			18,548,693

Financials — (7.0%)
#	Arealink Co., Ltd.	3,000	138,297
#	Azel Corp.	214,000	101,387
	Bank of the Ryukyus, Ltd.	125,080	999,301
#	Central Finance Co., Ltd.	341,000	715,627
	Century Leasing System, Inc.	186,200	1,920,712
#	Chuo Corp.	81,000	76,469
#	Creed Corp.	597	559,762
#	Daiko Clearing Services Corp.	51,000	300,900
	Fukushima Bank, Ltd.	858,000	649,592
	Fuyo General Lease Co., Ltd.	108,000	3,215,918
	Higashi-Nippon Bank, Ltd.	643,000	2,070,852
#	Ichiyoshi Securities Co., Ltd.	165,000	1,612,119
*	Kakuei (L.) Corp.	100,000	919
#	Kenedix, Inc.	2,090	1,190,421
	Kirayaka Holdings, Inc.	98,000	135,828
	Kiyo Holdings, Inc.	2,193,900	3,404,885
#	Kobayashi Yoko Co., Ltd.	30,400	78,758
#	Kosei Securities Co., Ltd.	295,000	311,073
#	Marusan Securities Co., Ltd.	263,000	1,501,726
#	Meiwa Estate Co., Ltd.	89,300	345,406
#	Mito Securities Co., Ltd.	278,000	883,921
#	Mizuho Investors Securities Co., Ltd.	149,000	155,270
#	Monex Group, Inc.	1,041	515,447
	Musashino Bank, Ltd.	70,400	2,053,691
*	New Real Property K.K.	43,900	—

9

*	Nichiboshin, Ltd.	1,190	1,093
* #	NIS Group Co., Ltd.	346,925	423,995
#	Nisshin Fudosan Co., Ltd.	81,100	266,939
#	Okasan Holdings, Inc.	562,000	2,785,514
* #	OMC Card, Inc.	218,300	562,792
#	Ricoh Leasing Co., Ltd.	107,900	2,160,205
#	RISA Partners, Inc.	701	618,471
	Sankei Building Co., Ltd.	235,000	1,124,839
	Shikoku Bank, Ltd.	762,000	2,674,564
	Shimizu Bank, Ltd.	32,900	1,256,404
*	Shinki Co., Ltd.	457,000	435,275
#	Sumitomo Real Estate Sales Co., Ltd.	34,110	1,002,451
	Takagi Securities Co., Ltd.	208,000	399,303
	The Aichi Bank, Ltd.	35,000	2,409,875
	The Akita Bank, Ltd.	684,400	2,635,491
	The Aomori Bank, Ltd.	627,000	2,404,310
	The Awa Bank, Ltd.	271,000	1,433,269
#	The Bank of Ikeda, Ltd.	70,300	2,422,082
#	The Bank of Iwate, Ltd.	65,000	3,675,841
	The Bank of Nagoya, Ltd.	214,297	1,166,548
	The Bank of Okinawa, Ltd.	76,500	2,685,354
	The Bank of Saga, Ltd.	599,000	1,724,491
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,094,356
	The Chukyo Bank, Ltd.	751,000	2,074,641
	The Daisan Bank, Ltd.	637,000	2,137,644
	The Daishi Bank, Ltd.	137,000	545,713
	The Daito Bank, Ltd.	511,000	409,810
	The Ehime Bank, Ltd.	609,000	1,777,567
	The Eighteenth Bank, Ltd.	630,000	1,667,284
	The Fuji Fire & Marine Insurance Co., Ltd.	540,000	1,468,785
#	The Fukui Bank, Ltd.	864,000	2,709,961
	The Higo Bank, Ltd.	52,000	300,322
	The Hokkoku Bank, Ltd.	819,000	3,004,037
#	The Hokuetsu Bank, Ltd.	898,000	1,930,215
	The Hyakugo Bank, Ltd.	312,182	1,759,308
	The Kagawa Bank, Ltd.	276,350	1,432,918
	The Kagoshima Bank, Ltd.	260,500	1,724,200
#	The Kanto Tsukuba Bank, Ltd.	193,900	843,910
	The Kita-Nippon Bank, Ltd.	30,506	947,584
	The Michinoku Bank, Ltd.	538,000	1,300,118
#	The Minato Bank, Ltd.	1,470,000	2,188,012
	The Miyazaki Bank, Ltd.	507,000	1,298,773
	The Nagano Bank, Ltd.	322,000	629,080
	The Nanto Bank, Ltd.	284,000	1,532,048
	The Oita Bank, Ltd.	504,900	2,656,077
	The San-in Godo Bank, Ltd.	198,000	1,531,590
#	TOC Co., Ltd.	433,550	1,676,214
	Tochigi Bank, Ltd.	396,000	2,169,399
	Toho Bank, Ltd.	780,200	3,119,250
	Toho Real Estate Co., Ltd.	195,000	979,254
	Tohoku Bank, Ltd.	400,000	624,547
	Tokai Tokyo Securities Co., Ltd.	680,000	2,410,544
	Tokushima Bank, Ltd.	274,200	1,145,514
	Tokyo Rakutenchi Co., Ltd.	227,000	788,967
#	Tokyo Theatres Co., Inc.	307,000	563,861

10

	Tokyo Tomin Bank, Ltd.	113,100	1,820,396
	Tokyu Community Corp.	49,400	927,958
#	Tokyu Livable, Inc.	132,300	847,834
	Tomato Bank, Ltd.	407,000	791,261
#	Tottori Bank, Ltd.	336,000	869,900
* #	Towa Bank, Ltd.	899,000	862,157
	Toyo Securities Co., Ltd.	315,000	979,738
	Yamagata Bank, Ltd.	600,500	3,172,662
	Yamanashi Chuo Bank, Ltd.	248,000	1,312,157
	Yuraku Real Estate Co., Ltd.	212,000	484,951
Total Financials			120,717,904

Health Care — (4.0%)
	Aloka Co., Ltd.	104,000	1,303,558
	As One Corp.	71,368	1,522,935
	ASKA Pharmaceutical Co., Ltd.	103,000	952,264
	Create Medic Co., Ltd.	28,000	227,800
	Eiken Chemical Co., Ltd.	81,000	634,443
	FALCO biosystems, Ltd.	35,200	255,596
#	Fuso Pharmaceutical Industries, Ltd.	330,000	960,004
#	Green Hospital Supply, Inc.	940	494,654
	Hitachi Medical Corp.	138,000	1,078,634
	Hogy Medical Co., Ltd.	56,000	2,689,204
#	Iwaki & Co., Ltd.	55,000	95,374
#	Japan Medical Dynamic Marketing, Inc.	44,900	118,391
#	Jeol, Ltd.	275,000	989,228
	JMS Co., Ltd.	129,000	372,313
	Kaken Pharmaceutical Co., Ltd.	397,000	3,555,971
	Kawamoto Corp.	4,000	15,505
	Kawanishi Holdings, Ltd.	7,400	60,242
	Kawasumi Laboratories, Inc.	45,000	243,602
#	Kissei Pharmaceutical Co., Ltd.	191,500	4,165,944
	Kobayashi Pharmaceutical Co., Ltd.	76,100	2,578,930
	Kyorin Co., Ltd.	203,000	2,727,402
	Miraca Holdings, Inc.	152,400	3,399,050
	Mochida Pharmaceutical Co., Ltd.	419,900	5,102,324
#	Nichii Gakkan Co.	124,500	1,591,143
	Nihon Kohden Corp.	155,300	3,386,122
	Nikkiso Co., Ltd.	243,000	1,492,477
#	Nippon Chemiphar Co., Ltd.	134,000	598,043
	Nippon Shinyaku Co., Ltd.	243,000	3,027,565
#	Nipro Corp.	206,100	3,761,506
	Nissui Pharmaceutical Co., Ltd.	67,800	456,569
#	Paramount Bed Co., Ltd.	109,400	1,539,758
	Rion Co., Ltd.	5,000	28,189
	Rohto Pharmaceutical Co., Ltd.	389,600	4,650,767
	Seikagaku Corp.	203,900	2,124,318
#	SSP Co., Ltd.	436,000	2,176,143
	Sundrug Co., Ltd.	96,500	2,000,667
#	Topcon Corp.	125,000	830,752
	Torii Pharmaceutical Co., Ltd.	98,900	1,540,753
#	Towa Pharmaceutical Co., Ltd.	57,800	2,205,607
	Tsumura & Co.	48,600	1,354,700
	Vital-Net, Inc.	146,300	979,696

11

#	Wakamoto Pharmaceutical Co., Ltd.	102,000	332,543
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,635,559
Total Health Care			69,256,245

Industrials — (20.7%)
#	A&A Material Corp.	235,000	215,097
#	Advan Co., Ltd.	102,100	576,832
* #	ADVANEX, Inc.	121,000	192,242
	Aeon Delight Co., Ltd.	142,800	3,004,965
	Aica Kogyo Co., Ltd.	243,000	2,145,527
	Aichi Corp.	267,800	1,255,642
	Aida Engineering, Ltd.	273,000	1,225,798
	Airport Facilities Co., Ltd.	190,970	1,117,026
	Airtech Japan, Ltd.	26,700	134,853
	Alps Logistics Co., Ltd.	53,900	596,186
#	Altech Co., Ltd.	23,000	54,131
	Altech Corp.	38,150	361,864
#	Amano Corp.	276,400	2,379,955
	Ando Corp.	264,000	384,613
#	Anest Iwata Corp.	152,000	525,604
* #	AOMI Construction Co., Ltd.	211,000	75,459
#	ART Corp.	38,000	405,372
	Asahi Diamond Industrial Co., Ltd.	251,000	1,695,642
	Asahi Kogyosha Co., Ltd.	101,000	359,730
	Asahi Pretec Corp.	123,650	3,138,880
*	Asanuma Corp.	234,000	174,551
	Asia Air Survey Co., Ltd.	32,000	120,432
	Asunaro Aoki Construction Co., Ltd.	171,000	797,813
	Ataka Construction & Engineering Co., Ltd.	60,000	134,974
#	Bando Chemical Industries, Ltd.	349,000	1,045,663
* #	Banners Co., Ltd.	86,000	3,963
	Biken Techno Corp.	14,100	57,430
	Bunka Shutter Co., Ltd.	245,000	903,345
	Central Glass Co., Ltd.	617,000	2,404,852
#	Central Security Patrols Co., Ltd.	45,800	403,778
	Chudenko Corp.	214,900	3,094,354
#	Chugai Ro Co., Ltd.	335,000	1,600,958
#	Chuo Denki Kogyo Co., Ltd.	92,000	1,036,929
	CKD Corp.	236,000	1,153,805
	Commuture Corp.	157,202	927,798
#	Comsys Holdings Corp.	145,000	1,284,186
#	Cosel Co., Ltd.	147,100	1,323,265
	CTI Engineering Co., Ltd.	45,100	273,027
	Dai-Dan Co., Ltd.	160,000	810,230
#	Daido Metal Co., Ltd.	147,000	601,942
#	Daihen Corp.	471,000	1,824,233
	Daiho Corp.	202,000	141,556
#	Daiichi Jitsugyo Co., Ltd.	198,000	791,041
#	Daimei Telecom Engineering Corp.	143,000	1,112,698
#	Daiseki Co., Ltd.	151,263	4,895,336
*	Daisue Construction Co., Ltd.	316,500	106,128
	Daiwa Industries, Ltd.	173,000	604,536
	Danto Holdings Corp.	92,000	107,510
	Denyo Co., Ltd.	93,000	747,703
	DMW Corp.	4,800	92,558

12

* #	Dream Incubator, Inc.	168	127,561
#	Ebara Corp.	847,000	1,981,513
#	Enshu, Ltd.	215,000	277,402
#	Freesia Macross Corp.	1,355,000	209,764
#	Fudo Tetra Corp.	619,800	506,290
*	Fujisash Co., Ltd.	106,300	52,323
#	Fujita Corp.	115,010	123,085
	Fujitec Co., Ltd.	312,000	1,600,963
	Fukuda Corp.	136,000	217,232
	Fukusima Industries Corp.	30,500	262,742
#	Fukuyama Transporting Co., Ltd.	936,400	3,186,570
#	Funai Consulting, Co., Ltd.	102,000	587,348
	Furukawa Co., Ltd.	1,428,000	2,424,647
	Furusato Industries, Ltd.	52,000	473,327
	Futaba Corp.	163,800	2,750,696
#	Gecoss Corp.	116,700	502,022
#	GS Yuasa Corp.	1,120,000	5,727,092
#	Hamai Co., Ltd.	97,000	128,287
	Hanwa Co., Ltd.	745,000	3,331,678
	Hazama Corp.	293,600	246,933
	Hibiya Engineering, Ltd.	133,000	1,117,122
	Hitachi Cable, Ltd.	400,000	1,440,708
	Hitachi Metals Techno, Ltd.	57,500	255,197
#	Hitachi Plant Technologies, Ltd.	681,570	2,115,367
	Hitachi Tool Engineering, Ltd.	96,500	1,139,843
	Hitachi Transport System, Ltd.	349,600	4,732,479
* #	Hitachi Zosen Corp.	1,548,000	1,655,450
	Hokuetsu Industries Co., Ltd.	96,000	244,976
	Hokuriku Electrical Construction Co., Ltd.	56,000	178,782
#	Hosokawa Micron Corp.	147,000	677,238
#	Howa Machinery, Ltd.	389,000	328,518
	IBJ Leasing Co., Ltd.	127,800	2,353,761
	Ichiken Co., Ltd.	105,000	119,872
	Ichinen Co., Ltd.	73,000	395,182
#	Idec Corp.	135,500	1,528,058
#	Iino Kaiun Kaisha, Ltd.	346,700	2,645,853
	i-Logistics Corp.	91,000	218,287
	Inaba Denki Sangyo Co., Ltd.	88,300	2,235,797
	Inabata and Co., Ltd.	226,000	991,263
* #	Inoue Kogyo Co., Ltd.	425,000	54,009
	Inui Steamship Co., Ltd.	83,000	1,057,189
* #	Iseki & Co., Ltd.	779,000	2,059,498
* #	Ishikawa Seisakusho, Ltd.	154,000	94,126
*	Ishikawajima Construction Materials Co., Ltd.	43,000	39,001
	Ishikawajima Transport Machinery Co., Ltd.	73,000	247,770
#	Itoki Corp.	179,000	651,177
	Iwasaki Electric Co., Ltd.	266,000	436,263
#	IWATANI Corp.	870,000	2,374,499
* #	J Bridge Corp.	276,000	62,969
#	Jalux, Inc.	44,400	597,948
#	Jamco Corp.	84,000	514,270
* #	Japan Bridge Corp.	44,350	79,852
#	Japan Cash Machine Co., Ltd.	102,115	879,226
#	Japan Foundation Engineering Co., Ltd.	95,600	208,016
#	Japan Kenzai Co., Ltd.	95,940	539,428

13

	Japan Pulp & Paper Co., Ltd.	514,000	1,770,331
	Japan Servo Co., Ltd.	80,000	550,186
	Japan Steel Tower Co., Ltd.	44,000	201,351
#	Japan Transcity Corp.	236,000	845,706
	K.R.S. Corp.	39,200	323,232
#	Kamagai Gumi Co., Ltd.	583,800	334,295
	Kamei Corp.	121,000	474,759
	Kanaden Corp.	121,000	609,452
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	912,243
	Kanamoto Co., Ltd.	114,000	549,035
#	Kandenko Co., Ltd.	164,000	986,100
*	Kanematsu Corp.	1,481,625	1,668,080
* #	Kanematsu-NNK Corp.	125,000	96,756
#	Katakura Industries Co., Ltd.	119,000	1,484,181
#	Kato Works Co., Ltd.	202,000	568,768
* #	Kawada Industries, Inc.	158,000	188,977
	Kawagishi Bridge Works Co., Ltd.	38,000	98,370
	Kawaguchi Metal Industries Co., Ltd.	11,000	33,457
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	349,297
#	Kimura Chemical Plants Co., Ltd.	61,000	470,742
#	Kinki Sharyo Co., Ltd.	212,000	1,031,430
	Kintetsu World Express, Inc.	117,300	2,129,684
	Kioritz Corp.	239,000	528,086
#	Kitagawa Iron Works Co., Ltd.	344,000	558,063
#	Kitano Construction Corp.	258,000	526,366
	Kitazawa Sangyo Co., Ltd.	57,000	100,370
#	Kitz Corp.	420,000	1,888,256
#	Koike Sanso Kogyo Co., Ltd.	155,000	464,614
	Koito Industries, Ltd.	102,000	326,443
#	Kokuyo Co., Ltd.	126,325	1,018,992
#	Komai Tekko, Inc.	109,000	193,712
	Komatsu Wall Industry Co., Ltd.	33,700	381,802
	Komori Corp.	100,700	1,469,336
	Kondotec, Inc.	40,500	221,293
#	Kosaido Co., Ltd.	79,000	295,850
#	Kuroda Electric Co., Ltd.	112,900	1,302,323
#	Kyodo Printing Co., Ltd.	311,000	836,683
#	Kyoei Sangyo Co., Ltd.	97,000	258,621
	Kyokuto Boeki Kaisha, Ltd.	82,000	144,372
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	703,334
	Kyosan Electric Manufacturing Co., Ltd.	218,000	765,678
#	Kyowa Exeo Corp.	354,000	3,461,034
	Kyudenko Corp.	281,000	1,824,079
* #	Link Consulting Associates - Japan Corp.	63,500	14,553
* #	Lonseal Corp.	127,000	218,159
#	Maeda Corp.	641,000	1,954,746
	Maeda Road Construction Co., Ltd.	327,000	2,095,006
#	Maezawa Industries, Inc.	59,300	140,999
#	Maezawa Kaisei Industries Co., Ltd.	54,700	560,790
	Makino Milling Machine Co., Ltd.	330,000	1,509,383
	Marubeni Construction Material Lease Co., Ltd.	78,000	113,534
	Maruka Machinery Co., Ltd.	28,100	256,210
	Maruwn Corp.	66,000	166,973
#	Maruyama Manufacturing Co., Inc.	150,000	289,742
	Maruzen Showa Unyu Co., Ltd.	335,000	955,838

14

#	Matsuda Sangyo Co., Ltd.	99,583	2,199,703
	Matsui Construction Co., Ltd.	98,600	291,816
*	Matsuo Bridge Co., Ltd.	72,000	67,367
#	Max Co., Ltd.	188,000	1,800,938
#	Meidensha Corp.	785,050	2,078,400
*	Meiji Machine Co., Ltd.	213,000	110,194
#	Meiji Shipping Co., Ltd.	109,000	511,857
	Meisei Industrial Co., Ltd.	29,000	73,393
	Meitec Corp.	135,600	3,742,366
	Meito Transportation Co., Ltd.	22,000	154,194
* #	Meiwa Trading Co., Ltd.	140,000	254,837
	MISUMI Group, Inc.	76,300	1,320,229
	Mitani Corp.	54,000	349,421
#	Mitsubishi Cable Industries, Ltd.	736,000	815,649
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	632,558
#	Mitsubishi Pencil Co., Ltd.	121,500	1,557,542
#	Mitsuboshi Belting, Ltd.	281,000	1,459,869
#	Mitsui Matsushima Co., Ltd.	347,000	1,017,030
#	Mitsui-Soko Co., Ltd.	487,000	2,395,360
	Mitsumura Printing Co., Ltd.	95,000	295,807
#	Miura Co., Ltd.	145,200	3,189,090
	Miura Printing Corp.	19,000	44,508
#	Miyairi Valve Manufacturing Co., Ltd.	43,000	16,147
* #	Miyaji Engineering Group	203,000	142,276
* #	Miyakoshi Corp.	48,400	320,465
*	Mori Denki Mfg. Co., Ltd.	628,000	46,307
	Morita Corp.	163,000	650,670
	Moshi Moshi Hotline, Inc.	122,700	3,299,727
	Mystar Engineering Corp.	15,600	63,863
	NAC Co., Ltd.	28,900	210,093
	Nachi-Fujikoshi Corp.	604,000	1,925,246
	Naikai Zosen Corp.	75,000	242,007
#	Nakano Corp.	103,000	170,469
	Narasaki Sangyo Co., Ltd.	68,000	57,669
	NEC Leasing, Ltd.	72,600	919,276
#	NEC System Integration & Construction, Ltd.	172,100	2,236,714
	New Tachikawa Aircraft Co., Ltd.	10,100	379,431
* #	Nichias Corp.	435,000	1,222,553
	Nichiban Co., Ltd.	125,000	414,592
#	Nichiha Corp.	126,180	934,736
	Nihon Spindle Manufacturing Co., Ltd.	115,000	251,810
	Nikko Co., Ltd.	127,000	317,688
#	Nippo Corp.	409,000	2,170,701
#	Nippon Carbon Co., Ltd.	406,000	1,899,691
* #	Nippon Conveyor Co., Ltd.	168,000	128,124
#	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,809,232
	Nippon Denwa Shisetu Co., Ltd.	208,000	528,483
	Nippon Filcon Co., Ltd.	75,000	355,910
	Nippon Hume Corp.	91,000	238,112
	Nippon Jogesuido Sekkei Co., Ltd.	289	215,759
#	Nippon Kanzai Co., Ltd.	71,000	1,910,122
	Nippon Koei Co., Ltd.	279,000	721,480
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	2,562,210
#	Nippon Parking Development Co., Ltd.	10,609	329,617
	Nippon Seisen Co., Ltd.	107,000	369,812

15

	Nippon Sharyo, Ltd.	506,000	1,566,379
#	Nippon Shindo Co., Ltd.	50,000	73,732
	Nippon Signal Co., Ltd.	216,000	1,139,431
#	Nippon Steel Trading Co., Ltd.	399,000	1,072,002
	Nippon Thompson Co., Ltd.	262,000	1,386,115
	Nippon Tungsten Co., Ltd.	82,000	153,409
	Nippon Yusoki Co., Ltd.	141,000	382,458
#	Nishimatsu Construction Co., Ltd.	979,000	2,164,595
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,204,133
	Nishishiba Electric Co., Ltd.	101,000	164,736
#	Nissei Corp.	107,400	1,035,515
	Nissei Plastic Industrial Co., Ltd.	68,000	254,843
	Nissin Corp.	351,000	1,012,558
	Nitchitsu Co., Ltd.	60,000	147,493
	Nitta Corp.	104,200	1,592,055
#	Nitto Boseki Co., Ltd.	870,000	1,714,115
#	Nitto Electric Works, Ltd.	154,800	1,440,161
	Nitto Kohki Co., Ltd.	78,300	1,519,682
	Nitto Seiko Co., Ltd.	143,000	470,577
*	Nittoc Construction Co., Ltd.	286,000	111,799
	Noda Corp.	33,800	69,801
	Nomura Co., Ltd.	210,000	649,572
	Noritake Co., Ltd.	557,000	2,096,747
#	Noritz Corp.	177,100	1,656,361
* #	Oak Capital Corp.	753,354	96,134
	Obayashi Road Corp.	106,000	149,649
	Odakyu Construction Co., Ltd.	63,500	134,863
	Oiles Corp.	101,952	1,759,313
	Okabe Co., Ltd.	192,000	910,702
	Okamoto Machine Tool Works, Ltd.	164,000	263,449
#	Okamura Corp.	379,900	2,417,442
	Okano Valve Manufacturing Co.	58,000	338,342
	Oki Electric Cable Co., Ltd.	117,000	190,300
#	OKK Corp.	262,000	378,998
#	Okumura Corp.	770,400	2,774,271
#	O-M, Ltd.	107,000	552,478
#	Onoken Co., Ltd.	72,800	1,084,359
#	Organo Corp.	203,000	1,455,865
	Oriental Shiraishi Corp.	73,400	125,449
	Original Engineering Consultants Co., Ltd.	9,000	18,220
#	OSG Corp.	119,900	1,027,290
#	Oyo Corp.	110,400	1,288,597
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	196,505
#	Park24 Co., Ltd.	150,100	780,644
* #	Pasco Corp.	242,500	405,863
#	Pasona Group, Inc.	1,474	1,042,245
* #	Penta-Ocean Construction Co., Ltd.	864,000	987,275
#	Pilot Corp.	780	1,736,549
#	PRONEXUS, Inc.	137,000	1,049,799
#	Raito Kogyo Co., Ltd.	199,000	463,321
#	Rasa Industries, Ltd.	277,000	452,904
	Rheon Automatic Machinery Co., Ltd.	64,000	210,266
	Ryobi, Ltd.	573,200	1,892,042
	Sagami Railway Co., Ltd.	364,000	1,355,212
*	Sailor Pen Co., Ltd.	127,000	86,130

16

#	Sakai Heavy Industries, Ltd.	126,000	255,172
*	Sakurada Co., Ltd.	225,000	24,653
* #	Sanix, Inc.	161,700	420,595
#	Sanki Engineering Co., Ltd.	268,000	1,964,920
#	Sanko Metal Industrial Co., Ltd.	118,000	383,025
	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,256,383
	Sanritsu Corp.	17,800	122,050
	Sanwa Holdings Corp.	242,000	900,997
	Sanyo Denki Co., Ltd.	219,000	826,753
	Sanyo Engineering & Construction, Inc.	48,000	161,403
	SANYO INDUSTRIES, Ltd.	102,000	188,320
#	Sasebo Heavy Industries Co., Ltd.	561,000	1,147,102
*	Sata Construction Co., Ltd.	100,000	35,692
	Sato Corp.	111,500	1,481,624
	Sato Shoji Corp.	67,000	518,409
	Sawafuji Electric Co., Ltd.	48,000	106,102
	Secom Joshinetsu Co., Ltd.	34,800	749,005
#	Secom Techno Service Co., Ltd.	44,500	1,186,519
	Seibu Electric Industry Co., Ltd.	67,000	311,658
#	Seika Corp.	274,000	530,815
*	Seikitokyu Kogyo Co., Ltd.	335,000	179,882
	Seino Holdings Co., Ltd.	204,000	1,192,795
	Sekisui Jushi Co., Ltd.	166,000	1,176,739
#	Senko Co., Ltd.	381,000	1,411,862
#	Senshu Electric Co., Ltd.	37,300	553,113
#	Shibaura Mechatronics Corp.	175,000	714,121
#	Shibusawa Warehouse Co., Ltd.	266,000	1,451,939
	Shibuya Kogyo Co., Ltd.	84,500	656,968
#	Shima Seiki Manufacturing Co., Ltd.	61,200	1,424,092
#	Shin Nippon Air Technologies Co., Ltd.	87,280	713,993
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	585,715
#	Shinko Electric Co., Ltd.	509,000	1,299,822
#	Shin-Kobe Electric Machinery Co., Ltd.	178,000	1,265,698
#	Shinmaywa Industries, Ltd.	413,000	1,364,937
#	Shinnihon Corp.	215,900	163,130
	Shinsho Corp.	291,000	790,421
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,066,317
	Sho-Bond Corp.	100,800	1,774,167
#	Shoko Co., Ltd.	324,000	404,474
	Showa Aircraft Industry Co., Ltd.	114,000	758,361
	Showa KDE Co., Ltd.	124,000	137,249
	Sintokogio, Ltd.	197,000	1,548,911
	Soda Nikka Co., Ltd.	67,000	226,471
	Sodick Co., Ltd.	187,000	752,549
#	Sohgo Security Services Co., Ltd.	97,400	1,108,438
	Space Co., Ltd.	75,320	425,982
	Subaru Enterprise Co., Ltd.	59,000	169,583
	Sugimoto & Co., Ltd.	35,000	402,297
* #	Sumitomo Coal Mining Co., Ltd.	851,500	579,431
#	Sumitomo Densetsu Co., Ltd.	107,400	529,819
* #	Sumitomo Mitsui Construction Co., Ltd.	999,060	728,430
#	Sumitomo Precision Products Co., Ltd.	180,000	610,840
	Sumitomo Warehouse Co., Ltd.	300,000	1,102,109
*	Sun Wave Corp.	155,000	209,182
	Suzuki Metal Industry Co., Ltd.	71,000	129,800

17

#	SWCC Showa Holdings Co., Ltd.	853,000	1,137,584
	Tadano, Ltd.	161,579	1,243,296
#	Taihei Dengyo Kaisha, Ltd.	155,000	1,257,052
#	Taihei Kogyo Co., Ltd.	264,000	862,972
* #	Taiheiyo Kaiun Co., Ltd.	167,000	218,121
* #	Taiheiyo Kouhatsu, Inc.	198,000	148,631
	Taiho Kogyo Co., Ltd.	97,700	974,999
	Taikisha, Ltd.	129,000	1,753,885
#	Taisei Rotec Corp.	271,000	478,300
	Takada Kiko Co., Ltd.	48,000	79,431
#	Takano Co., Ltd.	53,400	371,241
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	469,891
	Takara Printing Co., Ltd.	39,055	391,099
#	Takara Standard Co., Ltd.	529,000	2,626,689
#	Takasago Thermal Engineering Co., Ltd.	299,000	2,926,084
* #	Takashima & Co., Ltd.	137,000	223,645
	Takigami Steel Construction Co., Ltd.	50,000	150,940
#	Takisawa Machine Tool Co., Ltd.	191,000	221,407
#	Takuma Co., Ltd.	305,000	938,345
	Tanseisha Co., Ltd.	74,000	158,177
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	585,401
	TCM Corp.	359,000	743,326
	Techno Associe Co., Ltd.	59,900	488,516
	Techno Ryowa, Ltd.	66,600	351,620
#	Teikoku Electric Manufacturing Co., Ltd.	32,900	591,920
*	Tekken Corp.	535,000	558,699
	Teraoka Seisakusho Co., Ltd.	55,000	249,306
* #	The Goodwill Group, Inc.	4,635	155,129
	The Keihin Co., Ltd.	204,000	283,086
	The Kodensha Co., Ltd.	25,000	50,827
	The Nippon Road Co., Ltd.	333,000	427,868
	The Yasuda Warehouse Co., Ltd.	100,900	857,328
*	Toa Corp.	764,000	890,709
#	Toa Doro Kogyo Co., Ltd.	155,000	226,872
* #	Tobishima Corp.	1,548,500	267,469
#	Tocalo Co., Ltd.	53,000	806,234
	Toda Corp.	639,000	2,299,587
	Todentu Corp.	121,000	225,898
	Toenec Corp.	324,000	1,650,574
	Tokai Lease Co., Ltd.	86,000	132,783
	Tokimec, Inc.	272,000	500,408
	Toko Electric Corp.	88,000	202,699
	Tokyo Biso Kogyo Corp.	19,000	124,355
	Tokyo Energy & Systems, Inc.	129,000	723,162
#	Tokyo Kikai Seisakusho, Ltd.	312,000	683,237
#	Tokyo Leasing Co., Ltd.	223,800	2,100,723
	Tokyo Sangyo Co., Ltd.	78,000	215,967
#	Tokyu Construction Co., Ltd.	366,290	1,068,624
	Toli Corp.	212,000	362,811
#	Tomoe Corp.	115,500	186,984
#	Tonami Transportation Co., Ltd.	340,000	719,009
	Toppan Forms Co., Ltd.	90,700	1,090,215
* #	Tori Holdings Co., Ltd.	2,969,000	189,744
#	Torishima Pump Manufacturing Co., Ltd.	105,000	2,097,850
	Toshiba Machine Co., Ltd.	183,000	802,767

18

#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,057,453
	Tosho Printing Co., Ltd.	249,000	633,950
	Totetsu Kogyo Co., Ltd.	125,000	645,823
* #	Toyo Construction Co., Ltd.	1,005,000	428,207
#	Toyo Electric Co., Ltd.	159,000	468,205
	Toyo Engineering Corp.	645,400	3,364,234
	Toyo Machinery & Metal Co., Ltd.	61,000	180,221
	Toyo Shutter Co., Ltd.	11,800	99,015
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	499,742
	Trusco Nakayama Corp.	114,100	1,559,603
	Tsubakimoto Chain Co.	594,700	3,028,054
	Tsubakimoto Kogyo Co., Ltd.	97,000	266,131
#	Tsudakoma Corp.	204,000	366,668
#	Tsugami Corp.	272,000	754,985
#	Tsukishima Kikai Co., Ltd.	152,000	1,231,679
	Tsurumi Manufacturing Co., Ltd.	96,000	728,484
	Tsuzuki Denki Co., Ltd.	75,000	264,046
	TTK Co., Ltd.	62,000	313,019
	Uchida Yoko Co., Ltd.	175,000	664,028
#	Ueki Corp.	47,000	51,720
#	Union Tool Co.	79,000	1,901,320
	Utoc Corp.	99,000	343,268
* #	Venture Link Co., Ltd.	405,500	118,015
*	Wakachiku Construction Co., Ltd.	395,000	186,314
	Wavelock Holdings Co., Ltd.	31,500	128,157
	Weathernews, Inc.	27,400	377,441
	Yahagi Construction Co., Ltd.	154,000	682,056
	Yamato Corp.	82,000	185,176
	Yamaura Corp.	40,500	72,202
	Yamazen Co., Ltd.	315,000	1,086,560
	Yokogawa Bridge Holdings Corp.	142,400	844,200
	Yondenko Corp.	136,800	675,882
#	Yuasa Trading Co., Ltd.	800,000	967,539
	Yuken Kogyo Co., Ltd.	156,000	383,015
	Yurtec Corp.	285,000	1,325,840
#	Yushin Precision Equipment Co., Ltd.	54,934	870,874
Total Industrials			358,233,474

Information Technology — (8.6%)
#	Ai Holdings Corp.	187,600	550,839
	Aichi Tokei Denki Co., Ltd.	113,000	256,841
#	Aiphone Co., Ltd.	72,800	1,152,255
*	Allied Telesis Holdings K.K.	470,700	214,007
#	Alpha Systems, Inc.	43,500	1,108,717
#	Anritsu Corp.	446,000	1,222,016
	AOI Electronics Co., Ltd.	38,400	414,095
	Apic Yamada Corp.	36,000	79,439
#	Arisawa Manufacturing Co., Ltd.	139,400	886,401
#	CAC Corp.	70,900	657,171
	Canon Electronics, Inc.	70,000	1,276,369
	Canon Finetech, Inc.	151,070	1,830,354
#	Chino Corp.	162,000	374,354
#	CMK Corp.	216,000	1,332,685
	Computer Engineering & Consulting, Ltd.	63,100	559,318
	Core Corp.	45,700	267,111

19

	Cresco, Ltd.	11,600	95,152
#	CSK Holdings Corp.	65,274	1,029,813
#	Dai Nippon Screen Mfg. Co., Ltd.	654,000	2,770,952
*	Daiko Denshi Tsushin, Ltd.	23,000	39,955
#	Daiwabo Information System Co., Ltd.	62,000	1,070,170
#	Denki Kogyo Co., Ltd.	243,000	1,417,903
#	Disco Corp.	6,700	249,170
	DKK TOA Corp.	31,000	128,424
	DTS Corp.	87,200	1,218,675
#	Dwango Co., Ltd.	230	359,307
#	eAccess, Ltd.	4,747	2,780,561
	Eizo Nanao Corp.	77,600	1,570,690
	Elna Co., Ltd.	97,000	160,941
	Enplas Corp.	72,200	697,111
#	Epson Toyocom Corp.	437,000	1,399,176
#	ESPEC Corp.	82,000	574,551
* #	FDK Corp.	436,000	555,853
#	Fuji Soft, Inc.	131,400	2,352,640
	Fujitsu Component, Ltd.	177	138,426
	Fujitsu Frontech, Ltd.	80,700	760,064
	Fuso Dentsu Co., Ltd.	16,000	50,639
#	Future Architect, Inc.	1,504	822,300
* #	GMO Internet, Inc.	242,500	1,072,751
	Hakuto Co., Ltd.	82,500	727,454
#	Hitachi Business Solution Co., Ltd.	43,200	258,624
	Hitachi Information Systems, Ltd.	147,100	3,203,701
#	Hitachi Kokusai Electric, Inc.	311,500	2,149,465
	Hitachi Maxell, Ltd.	158,100	1,766,124
	Hitachi Software Engineering Co., Ltd.	190,300	3,869,390
	Hitachi Systems & Services, Ltd.	86,000	1,286,578
	Hochiki Corp.	99,000	668,873
	Hokuriku Electric Industry Co., Ltd.	316,000	517,022
	Horiba, Ltd.	33,100	653,318
#	Hosiden Corp.	249,600	4,152,871
#	Icom, Inc.	51,000	1,196,149
* #	Ikegami Tsushinki Co., Ltd.	174,000	212,623
*	Ines Corp.	177,200	825,400
	I-Net Corp.	47,800	248,476
	Information Services International-Dentsu, Ltd.	106,600	802,678
#	Invoice, Inc.	40,368	340,718
#	Ishii Hyoki Co., Ltd.	24,300	448,725
*	IT Holdings Corp.	300,901	4,734,439
#	Iwatsu Electric Co., Ltd.	311,000	336,833
#	Japan Aviation Electronics Industry, Ltd.	308,600	1,916,537
	Japan Business Computer Co., Ltd.	76,900	614,692
	Japan Digital Laboratory Co., Ltd.	116,500	1,421,156
	Japan Radio Co., Ltd.	446,000	1,016,660
	Jastec Co., Ltd.	63,000	368,437
	JBIS Holdings, Inc.	81,700	325,761
	JIEC Co., Ltd.	199	155,946
	Kaga Electronics Co., Ltd.	100,000	1,237,281
#	Kakaku.com, Inc.	430	1,248,968
	Kanematsu Electronics, Ltd.	85,300	671,914
* #	Kasuga Electric Works, Ltd.	44,000	75,248
	Kawatetsu Systems, Inc.	174	161,138

20

	Koa Corp.	152,800	880,162
#	Koei Co., Ltd.	238,700	3,353,204
* #	Kubotek Corp.	407	142,575
	Kyoden Co., Ltd.	160,000	217,435
	Kyowa Electronic Instruments Co., Ltd.	52,000	166,779
	Macnica, Inc.	62,500	784,767
	Marubun Corp.	98,700	620,857
#	Maruwa Co., Ltd.	37,400	449,186
	Maspro Denkoh Corp.	62,600	500,970
#	Megachips Corp.	89,600	1,335,670
* #	Meisei Electric Co., Ltd.	359,000	268,348
#	Melco Holdings, Inc.	9,000	204,442
	Mimasu Semiconductor Industry Co., Ltd.	114,581	1,655,453
#	Miroku Jyoho Service Co., Ltd.	107,000	239,772
	Mitsui High-Tec, Inc.	145,700	994,913
	Mitsui Knowledge Industry Co., Ltd.	3,790	805,136
	Moritex Corp.	35,100	135,079
* #	Mutoh Holdings Co., Ltd.	164,000	393,147
*	Nagano Japan Radio Co., Ltd.	85,000	106,234
	Nakayo Telecommunications, Inc.	49,000	109,909
	NEC Fielding, Ltd.	194,800	2,127,063
	NEC Mobiling, Ltd.	50,900	779,903
* #	NEC Tokin Corp.	392,000	1,317,852
#	Net One Systems Co., Ltd.	1,941	2,592,489
*	Netmarks, Inc.	523	105,061
#	New Japan Radio Co., Ltd.	112,000	349,026
	Nichicon Corp.	272,300	2,216,133
#	Nidec Sankyo Corp.	205,000	1,089,076
#	Nihon Dempa Kogyo Co., Ltd.	70,800	1,486,036
#	Nihon Inter Electronics Corp.	104,700	233,927
#	Nihon Unisys, Ltd.	73,500	1,148,322
	Nippon Avionics Co., Ltd.	83,000	178,760
#	Nippon Ceramic Co., Ltd.	89,000	962,283
#	Nippon Chemi-Con Corp.	478,000	1,689,368
	Nippon Systemware Co., Ltd.	30,000	122,439
	Nissho Electronics Corp.	81,600	436,452
	Nohmi Bosai, Ltd.	191,000	1,255,942
	NS Solutions Corp.	46,500	748,365
	NSD Co., Ltd.	178,600	1,974,822
	Okaya Electric Industries Co., Ltd.	73,000	300,003
* #	Oki Electric Industry Co., Ltd.	1,850,000	2,508,893
	Ono Sokki Co., Ltd.	105,000	525,400
	Origin Electric Co., Ltd.	107,000	587,585
#	Osaki Electric Co., Ltd.	131,000	746,361
	PCA Corp.	17,500	168,829
* #	Pixela Corp.	33,000	59,505
*	Pulstec Industrial Co., Ltd.	21,200	19,176
	RICOH COMPANY, Ltd.	28,500	470,439
	Rikei Corp.	22,500	20,372
	Riken Keiki Co., Ltd.	79,900	503,792
#	Roland DG Corp.	61,400	1,041,751
	Ryoden Trading Co., Ltd.	155,000	928,553
	Ryosan Co., Ltd.	125,300	2,692,016
#	Ryoyo Electro Corp.	110,900	1,070,348
#	Sanken Electric Co., Ltd.	308,000	1,585,796

21

	Sanko Co., Ltd.	22,000	90,053
	Sanshin Electronics Co., Ltd.	111,000	988,568
#	Satori Electric Co., Ltd.	57,880	363,603
	Saxa Holdings, Inc.	194,000	283,296
	Sekonic Corp.	36,000	68,885
	Shindengen Electric Manufacturing Co., Ltd.	304,000	641,276
#	Shinkawa, Ltd.	70,200	863,024
	Shinko Shoji Co., Ltd.	78,000	634,989
	Shizuki Electric Co., Inc.	103,000	348,058
	Siix Corp.	86,000	491,388
	SMK Corp.	272,000	1,173,259
#	Sorun Corp.	95,100	491,870
* #	SPC Electronics Corp.	48,200	76,048
	SRA Holdings, Inc.	51,000	499,589
#	Star Micronics Co., Ltd.	136,600	1,699,381
#	Sumida Corp.	67,949	628,600
	Sumisho Computer Systems Corp.	172,700	3,073,525
#	SUNX, Ltd.	120,600	553,247
#	SystemPro Co., Ltd.	676	317,369
	Tachibana Eletech Co., Ltd.	64,100	534,452
	Taiyo Yuden Co., Ltd.	205,000	2,259,331
	Tamura Corp.	260,000	701,512
* #	Teac Corp.	872,000	554,897
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	506,775
	TKC Corp.	103,300	1,839,024
*	Toko, Inc.	340,000	478,526
	Tokyo Denpa Co., Ltd.	24,900	207,493
	Tokyo Electron Device, Ltd.	361	565,872
#	Tokyo Seimitsu Co., Ltd.	107,100	1,391,164
#	Tomen Electronics Corp.	51,900	596,011
	Tose Co., Ltd.	23,100	170,786
* #	Totoku Electric Co., Ltd.	129,000	161,363
	Toukei Computer Co., Ltd.	28,410	340,820
#	Towa Corp.	74,800	523,671
#	Toyo Corp.	113,600	1,218,174
#	Trans Cosmos, Inc.	167,900	1,218,966
	Trinity Industrial Corp.	56,000	280,700
	Tsuzuki Densan Co., Ltd.	22,500	72,337
#	Uniden Corp.	221,000	960,846
* #	Union Holdings Co., Ltd.	148,000	10,861
	XNET Corp.	91	99,387
	Yamaichi Electronics Co., Ltd.	64,400	296,469
	Yaskawa Information Systems Corp.	40,000	124,250
	Ye Data, Inc.	43,000	76,413
#	Yokowo Co., Ltd.	71,300	432,077
#	Zuken, Inc.	97,700	817,466
Total Information Technology			148,242,242

Materials — (8.8%)
	Achilles Corp.	688,000	982,215
	Adeka Corp.	350,600	2,538,475
	Agro-Kanesho Co., Ltd.	7,000	43,403
#	Aichi Steel Corp.	376,000	1,537,191
	Arakawa Chemical Industries, Ltd.	69,500	735,284
	Araya Industrial Co., Ltd.	209,000	452,527

22

	Aronkasei Co., Ltd.	127,000	454,732
#	Asahi Organic Chemicals Industry Co., Ltd.	343,000	986,818
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	738,904
* #	Chugai Mining Co., Ltd.	875,900	160,385
	Chugoku Marine Paints, Ltd.	238,000	1,732,801
* #	Chugokukogyo Co., Ltd.	105,000	120,943
#	Co-Op Chemical Co., Ltd.	163,000	399,678
#	Dai Nippon Toryo, Ltd.	501,000	569,975
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	223,787
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	248,447
#	Daiken Corp.	450,000	850,368
#	Daiki Aluminium Industry Co., Ltd.	148,000	387,559
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,091,794
#	Daio Paper Corp.	435,500	3,755,750
#	Daiso Co., Ltd.	383,000	1,125,480
	DC Co., Ltd.	117,000	329,938
	Dijet Industrial Co., Ltd.	81,000	184,154
	Dynapac Co., Ltd.	25,000	91,805
#	FP Corp.	77,300	2,100,335
#	Fujikura Kasei Co., Ltd.	97,000	729,033
	Fumakilla, Ltd.	87,000	305,970
	Godo Steel, Ltd.	556,000	1,662,432
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	590,266
	Harima Chemicals, Inc.	80,000	343,643
#	Hodogaya Chemical Co., Ltd.	288,000	641,517
	Hokkan Holdings, Ltd.	215,000	559,014
	Hokko Chemical Industry Co., Ltd.	90,000	283,512
#	Hokuetsu Paper Mills, Ltd.	642,500	2,795,539
	Hokushin Co., Ltd.	64,000	98,431
	Honshu Chemical Industry Co., Ltd.	35,000	220,361
#	Ihara Chemical Industry Co., Ltd.	155,000	423,416
#	ISE Chemicals Corp.	88,000	481,139
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,216,384
#	Ishii Iron Works Co., Ltd.	110,000	163,307
	Japan Carlit Co., Ltd.	59,800	247,651
	JSP Corp.	109,600	744,375
#	Kanto Denka Kogyo Co., Ltd.	198,000	899,757
	Kasei (C.I.) Co., Ltd.	119,000	285,985
	Katakura Chikkarin Co., Ltd.	43,000	112,727
	Kawasaki Kasei Chemicals, Ltd.	121,000	186,141
* #	Kishu Paper Co., Ltd.	267,000	342,886
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,091,366
	Kohsoku Corp.	64,500	335,859
	Konishi Co., Ltd.	69,300	620,220
#	Kumiai Chemical Industry Co., Ltd.	296,000	867,672
	Kureha Corp.	644,500	3,616,766
	Kurimoto, Ltd.	458,000	437,866
#	Kurosaki Harima Corp.	293,000	639,567
	Lintec Corp.	89,700	1,588,339
#	MEC Co., Ltd.	62,800	517,999
	Mesco, Inc.	30,000	175,939
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,676,889
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	1,999,164
	Mitsui Mining Co., Ltd.	793,500	2,705,440
	Mory Industries, Inc.	154,000	444,299

23

#	Nakabayashi Co., Ltd.	185,000	318,808
#	Nakayama Steel Works, Ltd.	454,000	1,456,723
	Neturen Co., Ltd.	158,000	1,168,807
	Nichia Steel Works, Ltd.	179,900	613,851
#	Nichireki Co., Ltd.	96,000	259,629
	Nifco, Inc.	167,100	3,601,714
	Nihon Kagaku Sangyo Co., Ltd.	81,000	512,850
	Nihon Matai Co., Ltd.	111,000	192,599
#	Nihon Nohyaku Co., Ltd.	224,000	2,032,096
	Nihon Parkerizing Co., Ltd.	235,000	3,278,359
	Nihon Seiko Co., Ltd.	18,000	39,630
*	Nippon Carbide Industries Co., Inc.	201,000	268,424
	Nippon Chemical Industrial Co., Ltd.	288,000	731,637
#	Nippon Chutetsukan K.K.	97,000	123,455
#	Nippon Chuzo K.K.	136,000	158,225
#	Nippon Concrete Industries Co., Ltd.	157,000	203,975
	Nippon Denko Co., Ltd.	382,000	3,287,492
	Nippon Fine Chemical Co., Ltd.	93,000	514,324
	Nippon Foil Manufacturing Co., Ltd.	51,000	73,113
#	Nippon Kasei Chemical Co., Ltd.	364,000	563,169
	Nippon Kayaku Co., Ltd.	254,000	1,616,377
#	Nippon Kinzoku Co., Ltd.	227,000	478,095
#	Nippon Koshuha Steel Co., Ltd.	449,000	650,377
	Nippon Light Metal Co., Ltd.	1,145,000	1,727,557
#	Nippon Metal Industry Co., Ltd.	608,000	1,439,014
#	Nippon Paint Co., Ltd.	779,200	2,800,407
	Nippon Pigment Co., Ltd.	43,000	119,014
#	Nippon Pillar Packing Co., Ltd.	85,000	419,792
	Nippon Shokubai Co., Ltd.	257,000	1,648,177
	Nippon Soda Co., Ltd.	539,000	2,623,855
	Nippon Valqua Industries, Ltd.	321,000	902,541
#	Nippon Yakin Kogyo Co., Ltd.	406,000	1,998,946
	Nittetsu Mining Co., Ltd.	288,000	1,054,379
	Nitto FC Co., Ltd.	72,000	337,063
#	NOF Corp.	719,000	2,991,419
	Okamoto Industries, Inc.	412,000	1,516,176
#	Okura Industrial Co., Ltd.	216,000	488,396
	Osaka Organic Chemical Industry, Ltd.	67,700	328,830
	Osaka Steel Co., Ltd.	151,000	1,928,287
	Riken Technos Corp.	202,000	454,052
#	S Science Co., Ltd.	3,265,000	238,072
#	S.T. Chemical Co., Ltd.	102,700	1,222,538
	Sakai Chemical Industry Co., Ltd.	364,000	1,109,068
	Sakata INX Corp.	219,000	667,296
	Sanyo Chemical Industries, Ltd.	410,000	2,006,624
#	Sanyo Special Steel Co., Ltd.	568,300	3,122,332
	Sekisui Plastics Co., Ltd.	352,000	973,138
	Shikoku Chemicals Corp.	207,000	844,061
	Shinagawa Refractories Co., Ltd.	229,000	495,857
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,522,959
	Shinko Wire Co., Ltd.	189,000	384,132
	Showa Tansan Co., Ltd.	13,000	42,509
	Somar Corp.	43,000	108,128
#	Stella Chemifa Corp.	43,200	843,808
	Sumitomo Bakelite Co., Ltd.	94,000	484,950
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,373,221

24

#	Sumitomo Osaka Cement Co., Ltd.	636,000	1,068,079
	Sumitomo Pipe & Tube Co., Ltd.	111,000	759,619
	Sumitomo Seika Chemicals Co., Ltd.	244,000	838,825
#	Taisei Lamick Co., Ltd.	18,900	432,902
	Takasago International Corp.	348,000	1,936,440
#	Takiron Co., Ltd.	249,000	694,181
	Tayca Corp.	154,000	445,314
	Tenma Corp.	111,000	1,677,151
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,330,693
	The Pack Corp.	67,900	841,490
* #	Titan Kogyo K.K.	59,000	92,676
	Toagosei Co., Ltd.	921,000	3,473,643
#	Toda Kogyo Corp.	162,000	549,274
	Tohcello Co., Ltd.	119,000	521,627
#	Toho Titanium Co., Ltd.	67,100	992,750
#	Toho Zinc Co., Ltd.	436,000	1,451,419
#	Tokushu Tokai Holdings Co., Ltd.	518,580	1,020,188
	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,082,646
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,594,775
	Tokyo Tekko Co., Ltd.	162,000	455,727
#	Tomoegawa Paper Co., Ltd.	125,000	301,602
	Tomoku Co., Ltd.	302,000	634,654
	Topy Industries, Ltd.	768,000	2,177,685
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,818,469
	Toyo Kohan Co., Ltd.	335,000	1,722,099
#	TYK Corp.	145,000	295,078
#	Ube Material Industries, Ltd.	282,000	585,305
#	Wood One Co., Ltd.	173,000	932,717
	Yamamura Glass Co., Ltd.	369,000	665,347
	Yodogawa Steel Works, Ltd.	641,500	3,276,572
	Yuki Gosei Kogyo Co., Ltd.	60,000	212,288
#	Yushiro Chemical Industry Co., Ltd.	53,000	863,088
	Zeon Corp.	516,000	2,074,544
Total Materials			152,072,813

Utilities — (0.6%)
	Hokkaido Gas Co., Ltd.	215,000	528,541
	Hokuriku Gas Co., Ltd.	99,000	278,010
#	Okinawa Electric Power Co., Ltd.	61,171	3,250,425
#	Saibu Gas Co., Ltd.	1,331,000	3,107,935
	Shizuoka Gas Co., Ltd.	265,000	888,354
#	Tokai Corp.	265,000	1,484,345
Total Utilities			9,537,610

TOTAL COMMON STOCKS			1,288,072,347

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

25

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $225,000 FNMA 6.00%, 05/01/38, valued at $226,893) to be repurchased at $221,048	$221	221,000

SECURITIES LENDING COLLATERAL — (25.4%)
§ @	DFA Short Term Investment Fund LP	397,883	397,882,625

@	Repurchase Agreement, Barclays Capital, Inc. 2.14%, 09/02/08 (Collateralized by $21,211,000 FHLMC 3.050%, 04/28/10, valued at $21,351,871) to repurchased at $20,937,508	20,933	20,932,531

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $31,723,803 FNMA 5.500%, 04/01/35 & 5.500%, 11/01/35, valued at $20,412,652) to be repurchased at $20,017,163	20,012	20,012,404

TOTAL SECURITIES LENDING COLLATERAL			438,827,560

TOTAL INVESTMENTS - (100.0%)
(Cost $2,059,948,567) ##			$1,727,120,907

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (46.7%)
COMMON STOCKS — (46.7%)
#	ABB Grain, Ltd.	779,957	$5,496,498
#	ABC Learning Centres, Ltd.	575,970	267,076
*	Adacel Technologies, Ltd.	113,249	25,772
*	Adamus Resources, Ltd.	532,491	136,720
	ADCorp Australia, Ltd.	229,411	91,566
	Adelaide Brighton, Ltd.	1,665,138	5,146,669
*	Aditya Birla Minerals, Ltd.	235,119	326,702
# *	Admiralty Resources NL	3,945,183	435,158
	Adtrans Group, Ltd.	32,808	101,094
#	AED Oil, Ltd.	417,895	701,972
	Aevum, Ltd.	414,598	633,426
*	Agenix, Ltd.	707,478	10,631
# *	Aim Resources, Ltd.	4,675,484	95,002
*	Ainsworth Game Technology, Ltd.	393,653	38,566
#	AJ Lucas Group, Ltd.	228,401	1,210,167
# *	Alchemia, Ltd.	565,630	140,152
#	Alesco Corp., Ltd.	443,148	2,612,855
*	Alkane Resources, Ltd.	938,520	264,641
# *	Alliance Resources, Ltd.	1,027,029	786,111
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	69,472
*	Amadeus Energy, Ltd.	819,137	339,665
	Amalgamated Holdings, Ltd.	382,671	1,541,677
	Amcom Telecommunications, Ltd.	1,135,725	190,173
	Ammtec, Ltd.	8,165	32,001
# *	Andean Resources, Ltd.	1,541,141	1,685,318
*	Anglo Australian Resources NL	1,799,335	53,646
	Ansell, Ltd.	722,409	7,608,085
*	Antares Energy, Ltd.	627,352	42,722
# *	Anzon Australia, Ltd.	1,313,500	1,085,029
	AP Eagers, Ltd.	35,308	301,659
#	APA Group	1,904,626	5,919,922
#	APN News & Media, Ltd.	1,130,739	3,200,372
*	Aquila Resources, Ltd.	416,780	5,777,214
# *	Arana Therapeutics, Ltd.	917,911	878,396
	ARB Corporation, Ltd.	311,295	1,039,356
# *	ARC Energy, Ltd.	1,469,549	1,627,855
	Ariadne Australia, Ltd.	291,838	84,662
# *	Arrow Energy NL	2,791,043	8,276,405
	ASG Group, Ltd.	170,464	133,627
	Aspen Group	14,198	16,087

1

#	Astron, Ltd.	81,870	125,324
	Atlas Group Holding, Ltd.	469,001	277,245
*	Atlas Iron, Ltd.	13,839	26,800
	Atlas South Sea Pearl, Ltd.	82,585	26,932
*	Aurora Oil and Gas, Ltd.	589,181	158,049
	Ausdrill, Ltd.	680,074	1,483,229
	Ausmelt, Ltd.	44,782	40,305
#	Austal, Ltd.	679,358	1,385,667
# *	Austar United Communications, Ltd.	4,263,702	4,295,978
	Austereo Group, Ltd.	1,439,384	2,160,372
*	Austpac Resources NL	2,595,102	177,707
#	Australian Agricultural Co., Ltd.	964,393	2,594,496
#	Australian Infrastructure Fund	2,125,826	4,805,169
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	632,875
#	Australian Wealth Management, Ltd.	447,949	549,848
# *	Australian Worldwide Exploration, Ltd.	2,316,376	6,916,047
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	7,444
	Automotive Holdings Group, Ltd.	171,487	280,035
# *	Autron Corporation, Ltd.	989,247	25,484
# *	Avexa, Ltd.	167,778	41,686
*	Aviva Corp., Ltd.	26,838	14,936
	AVJennings, Ltd.	935,484	504,277
*	Avoca Resources, Ltd.	19,813	31,384
#	AWB, Ltd.	1,677,100	4,199,465
#	Babcock & Brown Communities, Ltd.	3,404,555	1,307,558
#	Babcock & Brown Infrastructure Group	313,918	145,520
#	Babcock & Brown Wind Partners	2,627,064	3,006,433
*	Ballarat South Gold, Ltd.	1,996	15,467
#	Bank of Queensland, Ltd.	646,450	8,738,626
#	Beach Petroleum, Ltd.	4,928,687	4,830,623
*	Beaconsfield Gold NL	89,078	10,903
#	Becton Property Group	759,888	486,741
# *	Bendigo Mining, Ltd.	2,274,874	340,422
	Beyond International, Ltd.	61,256	29,982
# *	Biota Holdings, Ltd.	940,673	603,473
#	Blackmores, Ltd.	69,580	1,089,314
*	Blina Diamonds, Ltd.	15,073	720
#	Boom Logistics, Ltd.	859,852	877,403
*	Boulder Steel, Ltd.	1,667,795	228,364
*	BQT Solutions, Ltd.	94,271	14,369
#	Bradken, Ltd.	531,126	4,977,284
*	Breakaway Resporces, Ltd.	755,280	175,436
#	Brickworks, Ltd.	112,846	1,149,774
*	Brockman Resources, Ltd.	276,703	404,963
	BSA, Ltd.	502,867	89,212
#	Cabcharge Australia, Ltd.	530,107	3,131,096
*	Calliden Group, Ltd.	633,393	216,914
	Campbell Brothers, Ltd.	239,070	7,178,567
*	Cape Range Wireless, Ltd.	7,260	—
# *	Capral Aluminium, Ltd.	743,515	95,001
*	Carbon Energy, Ltd.	232,348	96,977

2

#	Cardno, Ltd.	235,175	1,101,995
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,110,072
*	Carnegie Corp., Ltd.	935,760	131,663
*	Carpentaria Exploration, Ltd.	102,749	7,219
#	Cash Converters International, Ltd.	1,086,054	277,746
# *	CBH Resources, Ltd. (6727905)	3,882,884	346,769
*	CBH Resources, Ltd. (CH4215813)	408,220	—
*	CDS Technologies, Ltd.	13,276	10,830
	CEC Group, Ltd.	181,927	27,943
	Cedar Woods Properties, Ltd.	92,313	174,036
# *	Cellestis, Ltd.	395,742	751,753
*	Cellnet Group, Ltd.	216,083	55,536
*	Centamin Egypt, Ltd.	2,123,131	1,983,638
#	Centennial Coal Co., Ltd.	1,514,337	7,375,914
*	Ceramic Fuel Cells, Ltd.	1,152,980	438,577
#	Challenger Financial Services Group, Ltd.	725,067	1,675,281
	Chandler Macleod, Ltd.	88,156	18,917
#	Charter Hall Group	1,590,378	1,203,051
*	Chemeq, Ltd.	166,742	11,884
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	490,484
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,475
*	Circadian Technologies, Ltd.	64,591	48,401
*	Citadel Resource Group, Ltd.	719,372	178,358
# *	Citigold Corp., Ltd.	3,315,377	497,631
#	City Pacific, Ltd.	664,428	139,124
# *	Cityview Corp., Ltd.	1,346,533	105,839
#	Clarius Group, Ltd.	260,229	323,369
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	289,437
#	Clive Peeters, Ltd.	23,012	8,467
# *	Clough, Ltd.	2,540,571	1,728,095
*	Clover Corp., Ltd.	269,348	46,263
*	CMI, Ltd.	81,810	59,530
*	CO2 Group, Ltd.	844,559	252,894
# *	Coal of Africa, Ltd.	1,014,048	2,643,227
#	Codan, Ltd.	142,942	89,298
#	Coffey International, Ltd.	555,260	1,148,313
#	Collection House, Ltd.	385,044	201,614
*	Comdek, Ltd.	63,000	12,121
# *	Commander Communications, Ltd.	929,503	65,450
# *	Compass Resources, Ltd.	523,704	282,349
*	ComTel Corp., Ltd.	120,514	5,762
*	Coneco, Ltd.	27,850	1,435
#	ConnectEast Group	6,563,560	4,586,648
# *	Conquest Mining, Ltd.	1,039,761	256,942
	Consolidated Rutile, Ltd.	1,468,122	452,776
*	Coplex Resources NL	231,400	—
# *	Copperco, Ltd.	1,811,991	615,855
#	Corporate Express Australia, Ltd.	611,408	2,612,179
#	Count Financial, Ltd.	1,080,892	1,503,090
*	Coventry Group, Ltd.	136,019	232,852
	CP1, Ltd.	471,500	28,341
	CPI Group, Ltd.	68,585	16,196

3

#	Crane Group, Ltd.	318,130	3,770,707
#	Credit Corp. Group, Ltd.	50,711	33,643
*	Crescent Gold, Ltd.	1,124,856	95,965
# *	CuDeco, Ltd.	419,252	967,941
# *	Cue Energy Resources, Ltd.	452,354	83,376
# *	Customers, Ltd.	5,543,725	463,362
*	Cytopia, Ltd.	187,724	32,871
	Danks Holdings, Ltd.	10,425	55,815
	Data#3, Ltd.	5,572	29,765
#	David Jones, Ltd.	2,494,873	9,241,672
# *	Deep Yellow, Ltd.	5,006,288	1,066,705
	Devine, Ltd.	824,548	614,027
# *	Dioro Exploration NL	178,367	62,550
	DKN Financial Group, Ltd.	927	622
#	Dominion Mining, Ltd.	448,179	959,933
	Downer EDI, Ltd.	1,575,768	9,969,134
# *	Dragon Mining, Ltd.	1,665,100	98,628
*	Drillsearch Energy, Ltd.	4,394,338	165,768
#	DUET Group	2,870,207	7,323,421
# *	Eastern Star Gas, Ltd.	2,538,208	1,243,082
*	Ellex Medical Lasers, Ltd.	162,000	40,103
*	Emeco Holdings, Ltd.	805,114	687,217
#	Energy Developments, Ltd.	630,531	1,588,496
# *	Energy World Corp., Ltd.	4,711,617	3,834,162
*	engin, Ltd.	1,214,591	23,834
*	Entellect Solutions, Ltd.	2,132,080	18,250
#	Envestra, Ltd.	3,833,124	2,291,035
	Envirozel, Ltd.	611,875	120,534
# *	ERG, Ltd.	3,388,940	60,945
*	Espreon, Ltd.	178,000	85,977
	Euroz, Ltd.	4,019	10,139
# *	Extract Resources, Ltd.	10,600	8,677
# *	Falcon Minerals, Ltd.	595,369	83,867
#	Fantastic Holdings, Ltd.	363,333	779,606
	Felix Resources, Ltd.	534,961	9,169,793
*	Ferraus, Ltd.	134,381	105,333
*	Fig Tree Developments, Ltd.	20,365	436
*	First Australian Resources, Ltd.	1,464,976	100,264
#	FKP Property Group	1,187,789	4,547,979
#	Fleetwood Corp., Ltd.	219,800	1,727,283
*	FlexiGroup, Ltd.	50,000	21,682
#	Flight Centre, Ltd.	275,063	4,478,024
*	Flinders Mines, Ltd.	3,074,654	313,636
	Forest Enterprises Australia, Ltd.	1,513,062	688,460
*	Forge Group, Ltd.	170,828	75,917
	Funtastic, Ltd.	678,385	240,905
*	Fusion Resources, Ltd.	7,950	2,786
#	Futuris Corp., Ltd.	3,075,420	3,626,470
*	Gale Pacific, Ltd.	125,851	24,138
	Gazal Corp., Ltd.	104,542	164,996
*	Genetic Technologies, Ltd.	830,383	63,722
# *	Geodynamics, Ltd.	902,956	982,731

4

# *	Gindalbie Metals, Ltd.	1,817,381	1,400,827
# *	Giralia Resources NL	625,030	694,609
*	Glengarry Resources, Ltd.	768,955	30,316
*	Globe International, Ltd.	88,283	40,037
*	Golden Gate Petroleum, Ltd.	797,686	269,868
*	Goldsearch, Ltd.	423,975	14,425
	Goodman Fielder, Ltd.	4,592,874	5,791,235
	Gowing Bros., Ltd.	79,311	220,507
# *	Graincorp, Ltd. Series A	248,113	1,863,123
# *	Grange Resources, Ltd.	451,979	742,092
	GRD, Ltd.	868,801	552,245
#	Great Southern, Ltd.	1,553,042	782,328
#	GUD Holdings, Ltd.	333,245	1,903,316
#	Gunns, Ltd.	2,048,449	2,946,333
#	GWA International, Ltd.	1,012,287	2,458,655
	Hastie Group, Ltd.	509,307	1,196,000
*	Havilah Resources NL	280,570	211,148
#	Healthscope, Ltd.	1,043,521	3,750,913
# *	Heron Resources, Ltd.	673,833	193,476
*	HFA Holdings, Ltd.	915,491	899,910
	HGL, Ltd.	108,137	154,454
# *	Highlands Pacific, Ltd.	2,651,500	191,936
#	Hills Industries, Ltd.	740,995	2,692,193
*	Horizon Oil, Ltd.	3,227,717	880,296
#	Housewares International, Ltd.	598,466	663,539
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	173,408
*	Hyro, Ltd.	1,500,097	50,970
# *	IBA Health Group, Ltd.	2,111,065	1,268,285
*	ICSGlobal, Ltd.	249,107	44,964
	IDT Australia, Ltd.	82,205	151,478
#	iiNet, Ltd.	500,339	754,279
#	Iluka Resources, Ltd.	1,969,862	7,509,485
#	Imdex, Ltd.	812,684	1,349,266
*	Imugene, Ltd.	474,785	26,434
*	IMX Resources Mining NL	606,340	244,122
	Incitec Pivot, Ltd.	32,667	4,444,124
#	Independence Group NL	518,674	1,456,189
*	Independent Practitioner Network, Ltd.	457,414	104,712
*	Indo Mines, Ltd.	108,199	75,954
# *	Indophil Resources NL	1,738,038	1,802,313
	Industrea, Ltd.	2,956,173	1,370,933
#	Infomedia, Ltd.	1,458,074	467,284
# *	Innamincka Petroleum, Ltd.	799,831	353,846
	Integrated Research, Ltd.	261,513	80,370
*	Intellect Holdings, Ltd.	48,362	1,495
*	Intermoco, Ltd.	2,462,900	30,886
# *	Intrepid Mines, Ltd.	622,389	122,689
#	Invocare, Ltd.	489,256	2,205,663
#	IOOF Holdings, Ltd.	412,114	1,912,077
#	Iress Market Technology, Ltd.	467,059	2,554,203
*	Ixla, Ltd.	89,921	1,776
# *	Jabiru Metals, Ltd.	1,854,281	600,654

5

	James Hardie Industries NL	911,328	3,613,033
#	JB Hi-Fi, Ltd.	456,439	5,379,467
*	Jumbuck Entertainment, Ltd.	7,000	3,429
#	Just Group, Ltd.	729,200	2,136,401
	K&S Corp., Ltd.	153,380	406,424
#	Kagara, Ltd.	831,710	2,212,935
*	Karoon Gas Australia, Ltd.	256,790	910,668
*	Keycorp, Ltd.	215,466	58,140
# *	Kings Minerals NL	1,634,196	306,809
# *	Kingsgate Consolidated, Ltd.	396,444	1,679,429
	Kresta Holdings, Ltd.	507,262	97,916
*	Lafayette Mining, Ltd.	1,963,956	25,297
*	Lednium, Ltd.	195,019	13,397
	Lemarne Corp., Ltd.	30,790	102,967
*	Leyshon Resources, Ltd.	103,357	37,720
*	Life Therapeutics, Ltd.	393,649	23,547
# *	Linc Energy, Ltd.	228,906	682,410
*	Lodestar Minerals, Ltd.	96,976	4,314
*	Longreach Group, Ltd.	92,007	1,692
	Lycopodium, Ltd.	45,700	176,078
# *	Lynas Corp., Ltd.	2,473,985	2,418,906
*	MAC Services Group, Ltd.	1,743	3,802
	MacArthur Coal, Ltd.	612,476	6,997,076
#	MacMahon Holdings, Ltd.	2,663,027	3,984,248
*	Macmin Silver, Ltd.	2,087,514	111,004
#	Macquarie Communications Infrastructure Group	1,651,050	4,213,814
#	Macquarie Media Group, Ltd.	803,130	2,435,965
*	Macquarie Telecom Group, Ltd.	35,019	24,173
*	Mantra Resources, Ltd.	10,296	19,668
# *	Marion Energy, Ltd.	1,207,208	892,950
	Maryborough Sugar Factory, Ltd.	2,560	4,973
	MaxiTRANS Industries, Ltd.	851,039	421,937
# *	McGuigan Simeon Wines, Ltd.	528,112	435,510
	McMillan Shakespeare, Ltd	194,418	466,820
	McPherson’s, Ltd.	303,441	784,977
#	Melbourne IT, Ltd.	381,170	994,449
*	Mercury Mobility, Ltd.	232,538	25,574
#	Mermaid Marine Australia, Ltd.	671,857	953,266
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	37,379
# *	Metal Storm, Ltd.	2,280,892	78,190
*	Mikoh Corp., Ltd.	611,820	93,423
	Minara Resources, Ltd.	196,626	259,704
#	Mincor Resources NL	966,747	1,558,881
# *	Mineral Deposits, Ltd.	1,817,366	802,466
#	Mitchell Communications Group, Ltd.	1,143,213	674,556
# *	Molopo Australia, Ltd.	738,668	853,628
#	Monadelphous Group, Ltd.	375,483	5,258,530
*	Morning Star Gold NL	25,000	4,180
	Mortgage Choice, Ltd.	722,000	649,087
*	Mosaic Oil NL	2,081,400	212,957
*	Mount Gibson Iron, Ltd.	3,182,221	6,513,141
# *	Murchison Metals, Ltd.	1,501,421	2,834,809

6

# *	Murchison United NL	850,000	58,170
	MYOB, Ltd.	1,540,742	1,475,819
	Namoi Cotton Cooperative, Ltd.	196,490	50,568
*	Natasa Mining, Ltd.	3,500	4,791
	National Can Industries, Ltd.	97,017	118,298
#	Navitas, Ltd.	1,153,075	2,353,714
	New Hope Corp., Ltd.	3,186,443	12,701,723
# *	Nexus Energy, Ltd.	2,385,311	2,817,899
# *	Nido Petroleum, Ltd.	3,907,766	999,297
*	North Australian Diamonds, Ltd.	3,646,488	24,947
# *	Novogen, Ltd.	391,594	522,116
*	NuSep, Ltd.	17,442	974
# *	Nylex, Ltd.	173,801	72,248
#	Oakton, Ltd.	386,916	1,296,258
# *	Orbital Corp., Ltd.	2,045,099	138,261
#	OrotonGroup, Ltd.	79,968	226,109
*	Otto Energy, Ltd.	100,000	29,775
	Over Fifty Group, Ltd.	38,567	29,451
	Pacific Brands, Ltd.	2,599,981	4,936,097
# *	Pan Pacific Petroleum NL	2,798,114	573,632
# *	PanAust, Ltd.	7,257,513	5,365,003
	Panoramic Resources, Ltd.	921,464	1,717,687
	Paperlinx, Ltd.	2,219,854	3,690,310
*	Payce Consolidated, Ltd.	29,670	49,681
#	Peet, Ltd.	995,660	2,093,162
#	Perilya, Ltd.	921,802	414,516
#	Perpetual Trustees Australia, Ltd.	128,880	4,921,871
*	Petra Diamonds, Ltd.	65,193	211,049
# *	Petsec Energy, Ltd.	702,084	241,727
# *	Pharmaxis, Ltd.	708,984	1,336,601
#	Photon Group, Ltd.	270,932	682,699
*	Planet Gas, Ltd.	735,200	67,019
*	Plantcorp NL	4,329	—
#	Platinum Asset Mangement, Ltd.	304,534	934,233
# *	Platinum Australia, Ltd.	866,470	1,853,341
#	PMP, Ltd.	1,967,166	2,095,558
*	Polartechnics, Ltd.	475,707	36,213
# *	Port Bouvard, Ltd.	726,582	279,403
*	Portman, Ltd.	605,902	9,672,970
# *	Poseidon Nickel, Ltd.	670,939	401,048
	PPK Group, Ltd.	99,965	60,053
*	Prana Biotechnology, Ltd.	195,424	70,481
	Primary Health Care, Ltd.	924,538	4,144,399
#	Prime Media Group, Ltd.	421,327	859,856
# *	Progen Pharmaceuticals, Ltd.	190,880	107,952
	Programmed Maintenance Service, Ltd.	434,830	1,452,852
# *	pSivida Corp.	68,086	187,090
*	Pure Energy Resources, Ltd.	76,000	107,108
# *	Queensland Gas Co., Ltd.	37,004	133,886
#	Ramsay Health Care, Ltd.	505,098	4,664,924
	Raptis Group, Ltd.	12,000	8,244
#	RCR Tomlinson, Ltd.	594,680	604,418

7

#	Reckon, Ltd.	141,500	140,757
#	Redflex Holdings, Ltd.	370,671	830,146
#	Reece Australia, Ltd.	244,737	4,194,069
*	Repcol, Ltd.	554,848	9,767
*	Resolute Mining, Ltd.	1,474,032	2,015,082
#	Reverse Corp., Ltd.	236,664	378,912
#	Ridley Corp., Ltd.	1,264,597	1,222,403
*	Riversdale Mining, Ltd.	789,786	6,998,133
# *	Roc Oil Co., Ltd.	1,623,511	1,650,170
	Rock Building Society, Ltd.	25,912	67,735
	Ross Human Directions, Ltd.	143,511	51,534
#	Ruralco Holdings, Ltd.	73,456	280,053
#	SAI Global, Ltd.	678,767	1,773,703
*	Salinas Energy, Ltd.	1,097,665	280,997
#	Salmat, Ltd.	781,249	2,265,965
# *	Samson Oil & Gas, Ltd.	677,329	60,907
	Schaffer Corp., Ltd.	33,766	206,264
	SDI, Ltd.	374,482	64,381
*	Sedgman, Ltd.	1,600	3,691
#	Seek, Ltd.	819,598	3,674,419
#	Select Harvests, Ltd.	185,462	897,774
# *	Senetas Corp., Ltd.	1,846,596	72,834
#	Servcorp, Ltd.	307,250	967,741
#	Service Stream, Ltd.	901,843	761,919
	Seven Network, Ltd.	452,752	3,029,516
*	Shield Mining, Ltd.	72,292	7,518
#	Sigma Pharmaceuticals, Ltd.	3,412,180	3,787,711
# *	Silex System, Ltd.	590,711	3,619,399
# *	Sino Gold Mining, Ltd.	991,696	3,615,996
*	Sino Strategic International, Ltd.	130,864	137,448
*	Sipa Resources International NL	250,000	10,686
*	Sirtex Medical, Ltd.	216,786	445,647
#	Skilled Group, Ltd.	419,400	1,036,890
#	SMS Management & Technology, Ltd.	292,441	964,599
	SP Telemedia, Ltd.	1,669,898	228,264
	Spark Infrastructure Group	3,122,426	4,136,326
#	Specialty Fashion Group, Ltd.	807,082	527,839
# *	Sphere Investments, Ltd. (6162272)	560,515	773,624
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	953,547	2,960,866
*	ST Synergy, Ltd.	33,420	3,444
# *	St. Barbara, Ltd.	3,302,450	605,340
	Staging Connections Group, Ltd.	307,232	49,948
*	Starpharma Holdings, Ltd.	497,958	104,596
	Straits Resources, Ltd.	897,132	4,233,016
*	Strategic Minerals Corp. NL	358,100	15,451
*	Strike Resources, Ltd.	278,159	328,755
	Structural Systems, Ltd.	177,188	365,444
*	Stuart Petroleum, Ltd.	201,731	212,615
#	STW Communications Group, Ltd.	1,308,098	1,541,969
# *	Sundance Resources, Ltd.	5,993,157	1,288,781
#	Sunland Group, Ltd.	871,391	1,784,371

8

# *	Sunshine Gas, Ltd.	557,947	1,351,336
	Super Cheap Auto Group, Ltd.	734,658	1,663,872
*	Symex Holdings, Ltd.	355,611	141,823
	Talent2 International, Ltd.	474,826	646,506
# *	Tamaya Resources, Ltd.	5,021,812	132,931
*	Tandou, Ltd.	10,230	1,416
*	Tap Oil, Ltd.	721,216	705,318
#	Tassal Group, Ltd.	572,660	1,148,965
	Technology One, Ltd.	1,346,767	1,038,111
#	Ten Network Holdings, Ltd.	2,220,272	3,201,325
	TFS Corp., Ltd.	871,061	1,028,015
#	Thakral Holdings Group	2,562,142	1,648,813
#	The Reject Shop, Ltd.	114,737	1,060,098
*	Thor Mining P.L.C.	32,186	1,913
#	Timbercorp, Ltd.	1,623,429	1,177,610
*	TNG, Ltd.	721,686	43,812
*	Tooth & Co., Ltd.	153,000	4,598
	Tower Australia Group, Ltd.	1,413,642	3,591,717
# *	Tox Free Solutions, Ltd.	303,107	455,980
# *	Transfield Services Infrastructure Fund	319,209	391,746
#	Transfield Services, Ltd.	502,277	3,610,573
# *	Transpacific Industries Group, Ltd.	15,596	93,441
#	Troy Resources NL	269,313	369,612
	Trust Co., Ltd.	80,260	528,069
*	Unilife Medical Solutions, Ltd.	544,389	134,899
*	Union Resources, Ltd.	1,290,000	13,239
#	United Group, Ltd.	468,000	5,492,979
# *	United Minerals Corp. NL	371,631	612,200
#	UXC, Ltd.	898,950	797,892
# *	Ventracor, Ltd.	1,048,486	183,741
*	View Resources, Ltd.	1,283,369	143,264
	Village Roadshow, Ltd.	609,437	888,435
#	Virgin Blue Holdings, Ltd.	905,222	443,969
	Vision Group Holdings, Ltd.	312,902	476,997
	Washington H. Soul Pattinson & Co., Ltd.	27,451	263,574
#	Watpac, Ltd.	483,685	1,110,720
#	Wattyl, Ltd.	423,342	488,525
	Webjet, Ltd.	373,212	448,258
	Webster, Ltd.	150,895	136,633
*	Wedgetail Mining, Ltd.	904,454	53,325
*	Wentworth Holdings, Ltd.	316,666	21,054
#	West Australian Newspapers Holdings, Ltd.	606,715	4,713,347
# *	Western Areas NL	694,336	5,509,950
*	White Energy Co., Ltd.	48,200	156,396
#	Whitehaven Coal, Ltd.	298,905	926,154
#	WHK Group, Ltd.	1,156,359	1,083,073
#	Wide Bay Australia, Ltd.	54,518	434,057
	Willmott Forests, Ltd.	51,672	62,368
# *	Windimurra Vanadium, Ltd.	537,429	1,103,667
*	Zinc Co. Australia, Ltd.	60,894	4,396
TOTAL COMMON STOCKS			550,215,424

9

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	408,983

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Beach Petroleum, Ltd. Rights 06/30/10	492,868	41,899
*	Chrome Corp., Ltd. Options 09/30/09	1,600	6
*	Havilah Resources NL Warrants 04/30/10	2,017	520
*	Macmin Silver, Ltd. Rights 09/19/08	695,837	—
TOTAL RIGHTS/WARRANTS			42,425

TOTAL — AUSTRALIA			550,666,832

HONG KONG — (12.3%)
COMMON STOCKS — (12.3%)
	ABC Communications (Holdings), Ltd.	930,000	46,945
	Aeon Credit Service (Asia) Co., Ltd.	740,000	749,552
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	448,335
	Alco Holdings, Ltd.	1,468,000	301,123
	Allan International Holdings	592,000	80,472
#	Allied Group, Ltd.	683,200	2,285,896
#	Allied Properties, Ltd.	10,756,000	1,754,425
*	Amax Entertainment Holdings, Ltd.	1,650,000	71,268
*	Applied Development Holdings, Ltd.	1,243,000	48,751
*	APT Satellite Holdings, Ltd.	850,000	86,980
	Arts Optical International Holdings	730,000	252,306
	Asia Commercial Holdings, Ltd.	131,040	11,664
#	Asia Financial Holdings, Ltd.	2,600,908	902,304
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,392,829
	Asia Standard Hotel	26,194,087	186,885
	Asia Standard International Group, Ltd.	24,409,324	298,432
*	Asia TeleMedia, Ltd.	2,832,000	36,286
*	Asian Union New Media Group, Ltd.	33,420,000	339,766
*	Associated International Hotels	974,000	2,131,271
	Automated Systems Holdings, Ltd.	340,000	86,854
*	Bal Holdings, Ltd.	48	1
#	Beijing Development (Hong Kong), Ltd.	166,000	28,396
*	Bossini International Holdings, Ltd.	3,871,500	152,354
*	Burwill Holdings, Ltd.	7,148,960	152,756
	C C Land Holdings, Ltd.	660,000	278,329
#	Cafe de Coral Holdings, Ltd.	1,440,000	2,768,132
*	Capital Estate, Ltd.	28,570,000	157,120
	Capital Strategic Investment, Ltd.	13,882,500	373,290
	CASH Financial Services Group, Ltd.	119,565	28,543
*	Casil Energine International (Holdings), Ltd.	1,988,000	103,989
# *	CATIC International Holdings, Ltd.	5,332,000	108,881
	CCT Telecom Holdings, Ltd.	1,724,970	180,945
	Celestial Asia Securities Holdings, Ltd.	343,810	77,076
#	Century City International Holdings, Ltd	43,326,000	407,848
	Champion Technology Holdings, Ltd.	4,466,629	466,359

10

	Chen Hsong Holdings, Ltd.	1,576,000	476,645
	Cheuk Nang (Holdings), Ltd.	497,472	193,818
	Chevalier International Holdings, Ltd.	733,482	655,705
	Chevalier Pacific Holdings, Ltd.	355,250	57,658
*	China Best Group Holding, Ltd.	22,749,000	240,124
*	China Digicontent Co., Ltd.	2,710,000	3,472
*	China Electronics Corp. Holdings Co., Ltd.	890,250	169,841
# *	China Grand Forestry Green Resources Group, Ltd.	19,854,000	1,587,918
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	134,151
*	China Infrastructure Investment, Ltd.	6,280,000	184,253
*	China Investments Holdings, Ltd.	210,000	6,160
	China Metal International Holdings, Ltd.	2,844,000	581,798
*	China Motion Telecom International, Ltd.	5,080,000	122,203
	China Motor Bus Co.	74,000	551,852
# *	China Oil & Gas Group, Ltd.	1,573,200	51,963
*	China Properties Investment Holdings, Ltd.	880,000	36,471
# *	China Renji Medical Group, Ltd.	26,682,000	200,395
	China Resources Logic, Ltd.	708,600	313,046
*	China Rise International Holdings, Ltd.	2,988,000	50,919
*	China Sciences Conservational Power, Ltd.	210,400	19,410
*	China Sci-Tech Holdings, Ltd.	28,646,600	272,581
# *	China Seven Star Shopping, Ltd.	12,410,000	121,849
# *	China Solar Energy Holdings, Ltd.	11,802,905	202,797
*	China Star Entertainment, Ltd.	66,043	1,982
*	China Strategic Holdings, Ltd.	1,670,000	97,772
	China Timber Resources Group, Ltd.	17,751,680	160,081
*	China WindPower Group, Ltd.	183,400	9,692
#	China Wireless Technologies, Ltd.	5,152,000	271,221
*	China Yunnan Tin Minerals Group	6,088,000	193,956
*	China Zenith Chemical Group, Ltd.	8,037,500	454,718
	China Zirconium, Ltd.	116,400	97,417
# *	Chinese People Holdings Co., Ltd.	8,960,000	130,464
	Chinney Investments, Ltd.	1,144,000	117,756
#	Chong Hing Bank, Ltd.	1,137,000	2,758,811
	Chow Sang Sang Holdings	1,477,680	1,297,025
#	Chu Kong Shipping Development	1,584,000	208,209
	Chuang’s China Investments, Ltd.	3,082,500	140,296
	Chuang’s Consortium International, Ltd.	3,558,930	289,045
#	Chun Wo Development Holdings, Ltd.	2,002,926	176,022
	Chung Tai Printing Holdings, Ltd.	14,710,000	224,821
	City e-Solutions, Ltd.	186,000	22,841
	City Telecom, Ltd.	1,470,497	327,642
# *	Clear Media, Ltd.	1,135,000	776,143
*	Climax International Co., Ltd.	40,700	746
*	CNT Group, Ltd.	3,182,693	71,227
#	Coastal Greenland, Ltd.	6,588,000	354,419
	COL Capital, Ltd.	553,240	232,937
*	Compass Pacific Holdings, Ltd.	1,248,000	24,545
	Computer & Technologies Holdings, Ltd.	432,000	52,218
	Continental Holdings, Ltd.	98,825	15,144
	Convenience Retail Asia, Ltd.	64,000	19,096
#	Coslight Technology International Group, Ltd.	1,134,000	564,696

11

	Cosmos Machinery Enterprises, Ltd.	1,616,400	91,649
#	Cross-Harbour Holdings, Ltd.	591,520	502,827
*	CSMC Technologies Corp.	12,754,800	306,884
*	Culturecom Holdings, Ltd.	12,299,000	112,879
	Daisho Microline Holdings, Ltd.	1,236,000	78,988
*	Dan Form Holdings Co., Ltd.	2,866,600	204,721
#	Daphne International Holdings, Ltd.	4,538,000	2,279,288
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	178,082
#	Dickson Concepts International, Ltd.	850,630	497,968
*	Dragon Hill Wuling Automobile	112,500	15,422
#	DVN Holdings, Ltd.	2,398,516	136,940
*	Dynamic Global Holdings, Ltd.	3,522,000	25,986
	Dynamic Holdings, Ltd.	384,000	83,364
	Eagle Nice (International) Holdings, Ltd.	238,000	46,494
	EcoGreen Fine Chemical Group	1,112,000	238,665
*	Eforce Holdings, Ltd.	3,480,000	118,161
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	348,558
*	E-Kong Group, Ltd.	620,000	46,083
	Emperor Capital Group, Ltd.	749,672	39,609
	Emperor Entertainment Hotel, Ltd.	2,410,000	329,237
	Emperor International Holdings, Ltd.	4,076,360	1,137,276
*	Enerchina Holdings, Ltd.	3,068,800	82,391
*	ENM Holdings, Ltd.	3,816,000	108,028
	EPI (Holdings), Ltd.	157,951	2,880
# *	eSun Holdings, Ltd.	3,251,400	608,813
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,438,767
*	Ezcom Holdings, Ltd.	72,576	446
#	Fairwood Holdings, Ltd.	316,600	328,646
#	Far East Consortium	4,398,517	958,487
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	4,121
#	First Natural Foods Holdings, Ltd.	2,365,000	208,098
	First Sign International Holdings, Ltd.	1,424,000	331,576
	Fong’s Industries Co., Ltd.	1,470,000	481,953
*	Foundation Group, Ltd.	5,675,000	171,045
	Fountain Set Holdings, Ltd.	2,150,000	213,117
	Four Seas Food Investment Holdings, Ltd.	202,184	29,492
	Four Seas Mercantile Holdings, Ltd.	592,000	219,973
*	Frasers Property China, Ltd.	16,477,000	370,729
*	Freeman Corp., Ltd.	8,033,094	196,441
#	Fubon Bank Hong Kong, Ltd.	2,338,000	1,271,721
*	Fujian Holdings, Ltd.	237,800	13,254
	Fujikon Industrial Holdings, Ltd.	912,000	168,685
# *	Fushan International Energy Group, Ltd.	4,954,000	2,686,189
*	Genesis Energy Holdings, Ltd.	8,175,000	210,410
	Get Nice Holdings, Ltd.	5,970,000	331,209
	Giordano International, Ltd.	4,322,000	1,568,154
*	Global Green Tech Group, Ltd.	2,807,600	313,932
*	Global Tech (Holdings), Ltd.	5,612,000	21,394
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,293,289
	Gold Peak Industries (Holdings), Ltd.	1,059,250	124,953
#	Golden Resorts Group, Ltd.	16,420,000	428,616
	Golden Resources Development International, Ltd.	2,848,500	138,350

12

*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	358,336
	Golik Holdings, Ltd.	930,500	30,941
*	GR Vietnam Holdings, Ltd.	620,000	8,501
#	Grande Holdings, Ltd.	882,000	175,999
*	Group Sense (International), Ltd.	2,448,000	64,877
	Guangnan Holdings, Ltd.	1,779,600	249,321
#	Hang Fung Gold Technology, Ltd.	1,980,482	496,412
	Hang Ten Group Holdings, Ltd.	1,705,850	154,618
	Hanny Holdings, Ltd.	7,440,000	68,978
*	Hans Energy Co., Ltd.	7,556,000	258,733
	Harbour Centre Development, Ltd.	593,000	856,644
# *	Heng Tai Consumables Group, Ltd.	3,173,000	367,928
# *	Hi Sun Technology (China), Ltd.	4,959,000	895,129
	High Fashion International, Ltd.	268,000	81,077
#	HKR International, Ltd.	3,715,936	1,765,444
	Hon Kwok Land Investment Co., Ltd	1,132,535	331,572
*	Hong Fok Land, Ltd.	1,210,000	1,550
	Hong Kong Catering Management, Ltd.	542,796	48,597
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	720,415
*	Hong Kong Parkview Group, Ltd.	1,130,000	143,627
	Hongkong Chinese, Ltd.	4,482,000	502,592
	Hop Fung Group Holdings, Ltd.	888,000	129,219
*	Hop Hing Group Holdings, Ltd.	660,265	38,504
	Hsin Chong Construction Group, Ltd.	1,569,658	254,233
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	364,627
	Huafeng Group Holdings, Ltd.	1,571,220	53,054
# *	Hualing Holdings, Ltd.	12,708,000	323,693
	Hung Hing Printing Group, Ltd.	1,603,275	471,773
	Hutchison Harbour Ring, Ltd.	16,156,000	1,340,561
*	HyComm Wireless, Ltd.	941,800	6,034
#	I.T., Ltd.	2,734,000	418,208
	I-Cable Communications, Ltd.	4,440,000	501,249
*	IDT International, Ltd.	6,240,183	222,001
*	Imagi International Holdings, Ltd.	3,037,000	253,156
#	Integrated Distribution Services Group, Ltd.	775,000	1,112,627
*	Interchina Holdings Co., Ltd.	32,405,000	148,351
	IPE Group, Ltd.	1,740,000	220,070
	ITC Corp., Ltd.	5,774,585	136,788
*	ITC Properties Group, Ltd.	21,843,680	139,408
	Jinhui Holdings Co., Ltd.	1,348,000	724,516
	Jiuzhou Development Co., Ltd.	2,632,000	128,621
	Joyce Boutique Holdings, Ltd.	1,530,000	35,226
*	Junefield Department Store Group, Ltd.	256,000	5,595
#	K Wah International Holdings, Ltd.	5,799,405	1,772,787
*	Kai Yuan Holdings, Ltd.	3,640,000	78,115
	Kantone Holdings, Ltd.	8,206,742	556,302
*	Karl Thomson Holdings, Ltd.	1,238,000	218,592
	Karrie International Holdings, Ltd.	1,433,600	102,881
	Keck Seng Investments	924,600	437,540
	Kee Shing Holdings	886,000	93,986
	Kin Yat Holdings, Ltd.	586,000	115,684

13

	King Fook Holdings	1,000,000	84,218
*	King Pacific International Holdings, Ltd.	1,404,200	21,950
#	Kingdee International Software Group Co., Ltd.	2,552,000	585,252
	Kingmaker Footwear Holdings, Ltd.	1,476,955	136,173
*	Kong Sun Holdings, Ltd.	2,198,000	7,041
*	KPI Co., Ltd.	396,000	21,878
*	KTP Holdings, Ltd.	560,400	45,033
	Kwoon Chung Bus Holdings, Ltd.	556,000	64,050
	Lai Fung Holdings, Ltd.	18,003,000	336,638
*	Lai Sun Development Co., Ltd.	36,841,000	455,979
*	Lai Sun Garment International, Ltd.	4,010,000	163,255
	Lam Soon (Hong Kong), Ltd.	302,310	157,090
	Le Saunda Holdings, Ltd.	1,424,000	163,728
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,960
	Lee & Man Holdings, Ltd.	1,780,000	262,277
	Lee & Man Paper Manufacturing, Ltd.	90,800	90,672
	Lerado Group Holding Co.	1,602,000	103,847
	Lippo, Ltd.	1,464,700	710,207
#	Liu Chong Hing Investment, Ltd.	829,200	832,724
	Luen Thai Holdings, Ltd.	1,345,000	136,173
	Luk Fook Holdings (International), Ltd.	1,192,000	622,157
#	Luks Industrial Group, Ltd.	1,301,555	586,919
*	Lung Cheong International Holdings, Ltd.	2,426,000	48,830
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	788,782
*	M Dream Inworld, Ltd.	305	13
# *	Macau Success, Ltd.	5,560,000	639,926
	MACRO-LINK International Holdings, Ltd.	1,036,250	86,436
	Magnificent Estates, Ltd.	12,744,000	224,644
	Mainland Headwear Holdings, Ltd.	765,600	86,073
	Man Yue International Holdings, Ltd.	1,084,000	171,359
	Matrix Holdings, Ltd.	1,067,414	76,436
*	Matsunichi Communications Holdings, Ltd.	1,914,000	1,373,344
*	Mei Ah Entertainment Group, Ltd.	1,732,000	85,907
	Melbourne Enterprises	45,500	397,924
#	Melco International Development, Ltd.	1,483,000	877,929
	Midas International Holdings, Ltd.	1,161,000	27,349
#	Midland Holdings, Ltd.	2,510,000	1,272,005
#	Min Xin Holdings	1,137,200	395,198
# *	Minmetals Holdings, Ltd.	1,780,000	188,010
#	Miramar Hotel & Investment	788,000	978,838
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	286,250
*	Nan Hai Corp., Ltd.	129,572,743	923,973
	Nanyang Holdings	137,500	275,415
	National Electronics Holdings	2,156,000	129,496
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,059,943
*	New Century Group Hong Kong, Ltd.	13,351,464	209,307
	New Island Printing Holdings	176,000	8,908
*	New Smart Energy Group, Ltd.	432,800	4,972
	New World China Land, Ltd.	96,400	35,407
*	New World Mobile Holdings, Ltd.	22,140	17,275
#	Next Media, Ltd.	6,236,000	1,918,966

14

	Ngai Lik Industrial Holdings, Ltd.	1,730,000	53,684
	Norstar Founders Group, Ltd.	3,256,000	623,361
*	Orient Power Holdings, Ltd.	804,000	19,367
	Oriental Press Group	6,256,000	805,696
	Oriental Watch Holdings	610,000	182,782
#	Pacific Andes International Holdings, Ltd.	4,743,970	640,954
	Pacific Century Premium Developments, Ltd.	6,470,000	2,302,180
	Paliburg Holdings, Ltd.	23,488,300	449,163
*	Paradise Entertainment, Ltd.	3,969,000	30,458
	Paul Y Engineering Group, Ltd.	67,212	7,760
#	Peace Mark Holdings, Ltd.	2,738,022	526,232
*	Pearl Oriental Innovation, Ltd.	775,200	33,390
	Pegasus International Holdings, Ltd.	226,000	40,586
	Pico Far East Holdings, Ltd.	3,864,000	445,853
#	Playmates Holdings, Ltd.	504,700	201,357
# *	Playmates Toys, Ltd.	504,700	10,751
*	PME Group, Ltd.	950,000	27,725
	Pokfulam Development Co., Ltd.	234,000	179,953
*	Pokphand (C.P.) Co., Ltd.	5,970,000	217,936
*	Polyard Petroleum International	1,220,000	11,724
	Ports Design, Ltd.	867,500	2,168,397
*	Premium Land, Ltd.	990,000	44,835
	Proview International Holdings, Ltd.	1,584,884	96,708
#	Public Financial Holdings, Ltd.	2,462,000	1,355,921
#	PYI Corp., Ltd.	4,482,477	435,256
*	Pyxis Group, Ltd.	1,936,000	53,333
#	Qin Jia Yuan Media Services Co., Ltd.	1,414,392	697,838
*	QPL International Holdings, Ltd.	2,009,000	53,569
	Quality Healthcare Asia, Ltd.	478,995	152,986
	Raymond Industrial, Ltd.	675,400	72,395
#	Regal Hotels International Holdings, Ltd.	28,918,000	1,107,131
	Rivera Holdings, Ltd.	5,710,000	177,876
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,718,000	1,333,876
	Roadshow Holdings, Ltd.	1,456,000	117,289
	Royale Furniture Holdings, Ltd.	550,000	51,066
	S.A.S. Dragon Holdings, Ltd.	1,456,000	143,699
#	Sa Sa International Holdings, Ltd.	2,768,000	1,085,109
	Safety Godown Co., Ltd.	408,000	250,503
	Samson Paper Holdings, Ltd.	666,000	60,126
*	San Miguel Brewery	612,800	115,888
*	Sanyuan Group, Ltd.	415,000	7,976
	Sea Holdings, Ltd.	1,138,000	672,361
*	SEEC Media Group, Ltd.	2,550,000	129,237
*	Shanghai Allied Cement, Ltd.	1,402,080	117,526
*	Shanghai Zenghai Property, Ltd.	14,702,000	294,578
#	Shaw Brothers Hong Kong, Ltd.	756,000	1,645,799
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	391,775
#	Shenyin Wanguo, Ltd.	1,212,500	540,255
	Shougang Concord Century Holdings, Ltd.	3,916,000	239,103
*	Shougang Concord Grand (Group), Ltd.	2,451,000	158,996
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	229,080

15

#	Shui On Construction & Materials, Ltd.	720,000	1,294,633
*	Shun Ho Resources Holdings, Ltd.	483,000	103,830
*	Shun Ho Technology Holdings, Ltd.	1,037,452	103,223
	Shun Tak Holdings, Ltd.	220,000	128,045
	Silver Grant International	5,033,000	728,710
*	Sincere Co., Ltd.	505,500	22,649
	Sing Tao News Corp., Ltd.	1,842,000	202,930
#	Singamas Container Holdings, Ltd.	1,838,000	443,063
	Sino Biopharmaceutical, Ltd.	5,880,000	1,064,072
*	Sino Gas Group, Ltd.	3,277,600	68,814
*	Sinocan Holdings, Ltd.	350,000	1,749
*	Sino-i Technology, Ltd.	51,703,158	434,692
# *	Skyfame Realty Holdings, Ltd.	2,737,750	256,111
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,222,993
*	SMI Publishing Group, Ltd.	250,511	481
#	Solomon Systech International, Ltd.	9,330,000	287,934
	South China (China), Ltd.	5,620,000	271,213
	South China Financial Holdings, Ltd.	4,872,000	44,492
	Southeast Asia Properties & Finance, Ltd.	263,538	64,157
	Starlight International Holdings	1,903,792	99,472
	Stelux Holdings International, Ltd.	1,307,702	112,568
*	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	156,297
	Sun Hung Kai & Co., Ltd.	27,000	20,404
	Sunway International Holdings, Ltd.	866,000	30,184
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	74,149
	Symphony Holdings, Ltd.	4,305,000	192,163
# *	Tack Fat Group	4,448,000	227,968
#	Tai Cheung Holdings	1,837,000	842,410
#	Tai Fook Securities Group, Ltd.	1,924,494	557,017
	Tai Sang Land Development, Ltd.	576,984	269,485
# *	Tak Shun Technology Group, Ltd.	24,016,000	306,754
	Tak Sing Alliance Holdings	2,909,865	389,859
	Tan Chong International, Ltd.	1,212,000	291,717
*	TCC International Holdings, Ltd.	1,691,789	609,027
*	Technology Venture Holdings, Ltd.	586,000	7,060
#	Techtronic Industries Co., Ltd.	4,788,500	4,457,926
*	Termbray Industries International	2,304,900	326,866
	Tern Properties	61,200	30,370
	Texhong Textile Group, Ltd.	1,930,000	190,309
	Texwinca Holdings, Ltd.	3,428,000	2,939,608
*	The Sun’s Group, Ltd.	25,506	6,706
#	Tian An China Investments	3,975,430	2,232,048
	Tian Teck Land	1,098,000	997,686
*	Titan Petrochemicals Group, Ltd.	11,740,000	307,491
*	Tomorrow International Holdings, Ltd.	1,296,420	29,602
	Tongda Group Holdings, Ltd.	8,210,000	159,021
#	Top Form International, Ltd.	2,760,000	207,796
*	Topsearch International (Holdings), Ltd.	234,000	7,624
	Tristate Holdings, Ltd.	188,000	42,155
	Truly International Holdings	1,096,000	940,286
	Tungtex (Holdings) Co., Ltd.	910,000	186,612

16

	Tysan Holdings, Ltd.	1,040,773	89,004
*	United Power Investment, Ltd.	5,696,000	140,439
	Upbest Group, Ltd.	3,280,000	247,513
*	U-Right International Holdings, Ltd.	4,746,000	54,121
	USI Holdings, Ltd.	1,452,999	479,564
	Van Shung Chong Holdings, Ltd.	359,335	27,569
	Varitronix International, Ltd.	1,093,293	547,711
	Vedan International (Holdings), Ltd.	640,000	49,051
	Veeko International Holdings, Ltd.	1,532,981	33,963
#	Victory City International Holdings	1,839,457	435,864
*	Vital Biotech Holdings, Ltd.	470,000	12,920
#	Vitasoy International Holdings, Ltd.	2,805,000	1,331,947
# *	VODone, Ltd.	3,374,000	100,956
# *	Vongroup, Ltd.	10,865,000	248,132
*	VST Holdings, Ltd.	2,202,000	291,007
	Vtech Holdings, Ltd.	495,000	2,953,557
	Wah Ha Realty Co., Ltd.	278,600	79,247
	Wai Kee Holdings, Ltd.	2,057,738	388,680
	Wang On Group, Ltd.	12,416,460	89,962
*	Warderly International Holdings, Ltd.	520,000	31,981
*	Willie International Holdings, Ltd.	3,438,080	66,045
*	Winfoong International, Ltd.	1,210,000	21,705
	Wing On Co. International, Ltd.	802,000	1,404,787
	Wing Shan International	896,000	41,587
	Wong’s International (Holdings), Ltd.	737,641	53,873
	Wong’s Kong King International (Holdings), Ltd.	120,000	14,855
*	Wonson International Holdings, Ltd.	21,880,000	183,356
	Xinyi Glass Holding Co., Ltd.	120,000	63,167
*	Xpress Group, Ltd.	3,464,000	50,739
	Y. T. Realty Group, Ltd.	965,000	149,383
	Yangtzekiang Garment, Ltd.	607,500	135,816
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	53,036
	YGM Trading	284,000	193,741
	Yip’s Chemical Holdings, Ltd.	1,176,000	672,206
	Yugang International, Ltd.	23,540,000	212,339
*	Yunnan Enterprises Holdings, Ltd.	240,000	14,792
TOTAL COMMON STOCKS			145,199,190

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	45,769
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 09/06/08	3,470,259	—
*	Asia Standard International Group, Ltd. Warrants 08/27/08	4,881,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,503
*	COL Capital, Ltd. Warrants 07/27/09	110,648	2,835
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	3,469
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,598
*	Lippo, Ltd. Rights 07/04/11	122,470	15,692
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	694
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—

17

*	South China (China), Ltd. Rights 09/06/10	1,124,000	28,804
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	1,248
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
*	Willie International Holdings, Ltd. Rights 04/14/09	8,595,200	—
TOTAL RIGHTS/WARRANTS			106,642

TOTAL — HONG KONG			145,305,832

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,801
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—
TOTAL — MALAYSIA			3,801

NEW ZEALAND — (3.8%)
COMMON STOCKS — (3.8%)
	Abano Healthcare Group, Ltd.	31,300	109,610
*	AFFCO Holdings, Ltd.	1,806,887	729,899
	Air New Zealand, Ltd.	490,044	393,101
	Cavalier Corp., Ltd.	283,674	555,561
	CDL Investments New Zealand, Ltd.	395,965	80,051
	Colonial Motor Co., Ltd.	126,795	279,065
	Ebos Group, Ltd.	153,656	531,221
#	Fisher & Paykel Appliances Holdings, Ltd.	1,517,018	1,862,797
#	Fisher & Paykel Healthcare Corp.	2,557,184	5,622,913
#	Freightways, Ltd.	643,710	1,511,675
#	Hallenstein Glassons Holdings, Ltd.	241,638	488,702
	Hellaby Holdings, Ltd.	232,243	308,818
	Horizon Energy Distribution, Ltd.	40,420	98,609
	Infratil, Ltd.	1,778,499	2,854,401
#	Mainfreight, Ltd.	473,039	2,333,628
	Methven, Ltd.	10,000	11,620
	Michael Hill International, Ltd.	1,567,460	918,158
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	544,309
	New Zealand Exchange, Ltd.	57,282	274,872
	New Zealand Oil & Gas, Ltd.	1,265,327	1,396,167
	New Zealand Refining Co., Ltd.	499,493	2,584,063
	Northland Port Corp. (New Zealand), Ltd.	219,997	445,420
	Nuplex Industries, Ltd.	444,628	1,986,242
	Port of Tauranga, Ltd.	579,252	2,842,606
*	ProvencoCadmus, Ltd.	524,201	65,894
#	Pumpkin Patch, Ltd.	606,913	674,061
	Pyne Gould Guinness, Ltd.	1,042,177	1,997,590
	Restaurant Brand New Zealand, Ltd.	369,175	185,892
*	Richina Pacific, Ltd.	309,644	86,174
*	Rubicon, Ltd.	995,760	660,470
#	Ryman Healthcare, Ltd.	2,404,707	2,884,109
	Sanford, Ltd.	418,047	1,728,953
	Scott Technology, Ltd.	60,843	57,149
*	Seafresh Fisheries, Ltd.	80,520	1,578

18

*	Skellerup Holdings, Ltd.	156,486	98,357
	Sky City Entertainment Group, Ltd.	1,915,616	4,819,294
	South Port New Zealand, Ltd.	30,744	45,837
#	Steel & Tube Holdings, Ltd.	404,138	983,759
	Taylors Group, Ltd.	29,646	27,809
*	Tenon, Ltd.	19,132	9,367
#	Tourism Holdings, Ltd.	402,452	424,969
	Tower, Ltd.	530,655	818,923
	Trustpower, Ltd.	3,300	18,238
*	Vector, Ltd.	35,000	56,698
	Warehouse Group, Ltd.	357,417	833,136
TOTAL — NEW ZEALAND			45,241,765

SINGAPORE — (8.9%)
COMMON STOCKS — (8.9%)
*	Addvalue Technologies, Ltd.	1,043,000	47,397
	Advanced Holdings, Ltd.	691,000	89,101
*	AEM Holdings, Ltd.	558,000	19,841
	Allgreen Properties, Ltd.	3,244,000	1,825,171
	Apollo Enterprises, Ltd.	302,000	314,968
	Aqua-Terra Supply Co., Ltd.	641,000	89,435
	Armstrong Industrial Corp., Ltd.	1,460,000	215,549
*	ASA Group Holdings, Ltd.	586,000	20,589
#	Asia Environment Holdings, Ltd.	528,792	96,088
*	Asia Food and Properties, Ltd.	5,248,000	1,801,292
*	Asia-Pacific Strategic Investments, Ltd.	1,410	253
	ASL Marine Holdings, Ltd.	497,000	362,486
	A-Sonic Aerospace, Ltd.	626,996	32,931
	Aussino Group, Ltd.	967,000	158,821
*	Ban Joo - Company, Ltd.	928,000	19,333
	Best World International, Ltd.	307,500	87,799
	Beyonics Technology, Ltd.	1,945,800	238,669
	Bonvests Holdings, Ltd.	990,000	635,950
	BRC Asia, Ltd.	794,000	59,566
	Broadway Industrial Group, Ltd.	461,000	252,016
	Brothers (Holdings), Ltd.	504,628	63,551
#	Bukit Sembawang Estates, Ltd.	348,003	1,686,288
	CEI Contract Manufacturing, Ltd.	432,000	41,931
	Cerebos Pacific, Ltd.	539,000	1,411,869
#	CH Offshore, Ltd.	1,568,200	624,721
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	1,718,125
	Chemical Industries (Far East), Ltd.	105,910	50,823
*	China Auto Corp., Ltd.	3,040,700	106,372
	China Dairy Group, Ltd.	1,502,000	162,818
#	China Merchants Holdings Pacific, Ltd.	809,000	404,821
#	Chip Eng Seng Corp., Ltd.	1,775,000	303,194
	Chosen Holdings, Ltd.	1,284,000	122,757
#	Chuan Hup Holdings, Ltd.	4,385,000	1,065,465
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	6,499
*	Compact Metal Industries, Ltd.	643,000	9,031
#	Creative Technology Co., Ltd.	262,900	1,129,875

19

	CSC Holdings, Ltd.	1,829,000	204,715
#	CSE Global, Ltd.	1,893,000	1,287,775
#	CWT, Ltd.	1,384,500	653,569
#	Delong Holdings, Ltd.	1,287,000	2,739,764
*	Digiland International, Ltd.	12,033,000	42,432
*	Eagle Brand Holdings, Ltd.	5,158,000	166,018
*	Ellipsiz, Ltd.	453,000	28,487
	Eng Wah Organization, Ltd.	265,000	178,599
	Engro Corp., Ltd.	354,000	216,508
*	Enviro-Hub Holdings, Ltd.	1,445,666	208,496
	Eu Yan Sang International, Ltd.	182,000	61,457
*	Eucon Holdings, Ltd.	755,000	27,848
#	Ezra Holdings Pte, Ltd.	1,462,000	1,850,995
#	F.J. Benjamin Holdings, Ltd.	1,095,000	215,850
#	Federal International (2000), Ltd.	657,000	172,403
*	Fischer Tech, Ltd.	244,000	16,358
	Food Empire Holdings, Ltd.	1,094,400	419,855
#	Freight Links Express Holdings, Ltd.	3,893,000	176,738
*	Fu Yu Corp., Ltd.	2,273,750	143,386
	GK Goh Holdings, Ltd.	1,494,000	823,055
# *	Global Voice Group, Ltd.	2,054,000	71,663
#	Goodpack, Ltd.	1,592,000	1,590,661
	GP Industries, Ltd.	3,120,209	778,268
	Grand Banks Yachts, Ltd.	250,000	165,766
#	Guocoland, Ltd.	434,500	579,572
	Hersing Corp., Ltd.	1,285,000	198,244
#	Hi-P International, Ltd.	1,973,000	763,923
#	Ho Bee Investment, Ltd.	1,471,000	696,861
#	Hong Fok Corp., Ltd.	1,975,600	737,723
#	Hong Leong Asia, Ltd.	868,000	790,602
	Hotel Grand Central, Ltd.	1,060,514	597,009
	Hotel Plaza, Ltd.	1,723,500	1,710,172
#	Hotel Properties, Ltd.	1,715,600	2,141,745
	Hour Glass, Ltd.	622,744	349,847
# *	HTL International Holdings, Ltd.	1,691,843	237,887
	Huan Hsin Holdings, Ltd.	1,138,400	440,116
#	HupSteel, Ltd.	1,687,875	372,217
	Hwa Hong Corp., Ltd.	2,488,000	1,004,293
#	Hyflux, Ltd.	1,067,000	2,126,745
#	IDT Holdings, Ltd.	718,000	155,812
	IFS Capital, Ltd.	348,000	173,342
*	Informatics Education, Ltd.	1,339,000	32,779
#	InnoTek, Ltd.	931,000	372,483
*	Innovalues, Ltd.	630,000	64,238
	Intraco, Ltd.	292,500	61,967
	IPC Corp., Ltd.	700,000	51,717
	Isetan (Singapore), Ltd.	122,500	334,551
	Jadason Enterprises, Ltd.	1,108,000	46,371
*	Jasper Investments, Ltd.	90,680	19,161
#	Jaya Holdings, Ltd.	2,313,000	2,013,954
*	JK Yaming International Holdings, Ltd.	907,000	232,023
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	390,934

20

	K1 Ventures, Ltd.	5,340,500	918,725
#	Keppel Telecommunications and Transportation, Ltd.	1,982,800	7,383,148
	Khong Guan Flour Milling, Ltd.	38,000	36,211
	Kian Ann Engineering, Ltd.	1,302,000	141,232
	Kian Ho Bearings, Ltd.	781,500	111,999
#	Kim Eng Holdings, Ltd.	1,123,620	1,010,794
#	Koh Brothers Group, Ltd.	1,494,000	187,854
#	KS Energy Services, Ltd.	800,000	927,517
*	L & M Group Investments, Ltd.	7,107,100	25,077
#	Lafe Corp., Ltd.	1,234,800	52,131
*	LanTroVision (S), Ltd.	5,028,750	105,638
#	LC Development, Ltd.	2,041,254	233,958
	Lee Kim Tah Holdings, Ltd.	1,600,000	606,836
	Lion Asiapac, Ltd.	473,000	65,089
	Low Keng Huat Singapore, Ltd.	2,232,000	297,780
	Lum Chang Holdings, Ltd.	1,134,030	162,826
# *	Manhattan Resources, Ltd.	668,000	318,422
	Manufacturing Integration Technology, Ltd.	588,000	46,681
*	MDR, Ltd.	2,040,000	14,310
# *	Mediaring.Com, Ltd.	4,262,500	297,196
	Memtech International, Ltd.	1,322,000	106,772
	Metro Holdings, Ltd.	2,036,960	971,263
#	Midas Holdings, Ltd.	1,342,000	493,278
*	Mirach Energy, Ltd.	460,000	45,048
#	Miyoshi Precision, Ltd.	553,500	36,770
	MobileOne, Ltd.	2,025,000	2,730,168
	Multi-Chem, Ltd.	1,263,000	147,063
	Natsteel, Ltd.	414,000	411,319
#	Nera Telecommunications, Ltd.	1,272,000	308,540
	New Toyo International Holdings, Ltd.	1,043,000	199,391
#	Orchard Parade Holdings, Ltd.	956,022	575,563
# *	Osim International, Ltd.	1,965,600	347,251
	Ossia International, Ltd.	750,554	111,928
	Pan-United Corp., Ltd.	2,104,000	833,573
	Parkway Holdings, Ltd.	2,084,133	3,265,515
	PCI, Ltd.	734,000	193,799
	Penguin International, Ltd.	320,000	28,000
	Pertama Holdings, Ltd.	459,750	97,332
#	Petra Foods, Ltd.	881,000	544,043
	Popular Holdings, Ltd.	1,813,000	312,443
	PSC Corp., Ltd.	1,973,419	346,271
	QAF, Ltd.	881,000	208,274
*	Qian Hu Corp., Ltd.	674,600	59,105
	Raffles Education Corp., Ltd.	4,076,000	2,395,631
	Rotary Engineering, Ltd.	1,703,600	639,442
	San Teh, Ltd.	838,406	278,174
#	SBS Transit, Ltd.	983,000	1,447,427
#	SC Global Developments, Ltd.	935,850	528,453
	Seksun Corp., Ltd.	530,000	18,502
	Sim Lian Group, Ltd.	1,380,000	451,854
	Sing Holdings, Ltd.	36,666	6,798
	Sing Investments & Finance, Ltd.	198,450	189,908

21

	Singapore Food Industries, Ltd.	1,707,000	948,806
	Singapore Land, Ltd.	171,000	661,168
	Singapore Post, Ltd.	6,425,900	4,607,144
	Singapore Reinsurance Corp., Ltd	1,864,530	341,678
	Singapore Shipping Corp., Ltd.	1,765,000	384,575
	Singapura Finance, Ltd.	174,062	185,997
# *	Sinomem Technology, Ltd.	902,000	240,934
	Sinwa, Ltd.	259,000	43,580
	SMB United, Ltd.	2,010,000	275,915
	SMRT Corp., Ltd.	3,293,000	4,257,689
	SP Chemicals, Ltd.	1,219,500	489,181
*	SP Corp., Ltd.	454,000	22,427
	SSH Corp., Ltd.	1,307,000	183,314
#	Stamford Land Corp., Ltd.	3,009,000	991,984
	Straco Corp., Ltd.	130,000	10,321
#	Sunningdale Tech, Ltd.	1,332,000	107,229
	Sunright, Ltd.	378,000	50,942
	Superbowl Holdings, Ltd.	980,000	132,960
	Superior Multi-Packaging, Ltd.	490,500	38,941
	Tat Hong Holdings, Ltd.	1,194,000	1,047,118
# *	Thakral Corp., Ltd.	6,028,000	209,951
	Tiong Woon Corp. Holding, Ltd.	1,359,000	342,187
	Trek 2000 International, Ltd.	1,004,000	160,342
*	TT International, Ltd.	2,742,480	241,454
	Tuan Sing Holdings, Ltd.	3,362,000	460,453
	UMS Holdings, Ltd.	941,000	131,060
#	Unisteel Technology, Ltd.	1,521,875	2,071,252
	United Engineers, Ltd.	846,666	1,604,217
	United Envirotech, Ltd.	352,000	47,062
	United Overseas Insurance, Ltd.	188,250	419,261
	United Pulp & Paper Co., Ltd.	708,000	90,433
	UOB-Kay Hian Holdings, Ltd.	1,619,000	1,476,254
	UOL Group, Ltd.	120,000	242,613
	Venture Corp., Ltd.	95,000	667,240
	Vicom, Ltd.	120,000	150,077
#	WBL Corp., Ltd.	612,000	2,060,076
	Wheelock Properties, Ltd.	1,232,000	1,134,269
	Wing Tai Holdings, Ltd.	2,264,800	2,134,603
#	Xpress Holdings, Ltd.	3,079,000	161,505
	Yellow Pages (Singapore), Ltd.	299,000	97,706
	YHI International, Ltd.	1,174,000	173,202
	Yoma Strategic Holdings, Ltd.	132,000	13,572
# *	Yongnam Holdings, Ltd.	1,970,000	185,277
*	Zhongguo Jilong, Ltd.	249,876	7,799
TOTAL COMMON STOCKS			104,788,439

RIGHTS/WARRANTS — (0.0%)
*	Metro Holdings, Ltd. Rights 09/11/08	203,696	5,031
*	Qian Hu Corp, Ltd. Rights 09/19/10	204,100	15,123
TOTAL RIGHTS/WARRANTS			20,154

TOTAL — SINGAPORE			104,808,593

22

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $990,000 FNMA 5.00%, 04/01/23, valued at $959,491) to be repurchased at $942,203	$942	942,000

SECURITIES LENDING COLLATERAL — (28.2%)
§ @	DFA Short Term Investment Fund LP	318,699	318,698,611

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $24,116,526 FNMA 5.500%, maturities ranging from 10/01/34 to 10/01/35, valued at $14,121,758) to be repurchased at $13,848,153	13,845	13,844,861

TOTAL SECURITIES LENDING COLLATERAL			332,543,472

TOTAL INVESTMENTS - (100.0%) (Cost $1,181,676,751) ##			$1,179,512,295

23

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (94.0%)
Consumer Discretionary — (16.4%)
	4imprint Group P.L.C.	96,735	$270,382
	Aegis Group P.L.C.	3,078,129	6,268,262
	Aga Rangemaster Group P.L.C.	296,443	1,067,497
	Airea P.L.C.	22,000	5,051
	Alexandra P.L.C.	124,343	121,514
	Alexon Group P.L.C.	183,490	198,677
	Arena Leisure P.L.C.	1,411,547	745,367
	Avesco Group P.L.C.	44,438	47,584
	Avon Rubber P.L.C.	126,434	195,922
	Barratt Developments P.L.C.	24,509	65,354
	Bellway P.L.C.	418,246	4,663,027
#	Blacks Leisure Group P.L.C.	181,058	336,216
	Bloomsbury Publishing P.L.C.	281,545	872,197
#	Bovis Homes Group P.L.C.	488,520	3,882,759
	BPP Holdings P.L.C.	222,896	1,828,676
	Caffyns P.L.C.	6,000	57,420
	Carpetright P.L.C.	172,049	2,124,069
	Centaur Media P.L.C.	617,725	809,330
	Chime Communications P.L.C.	211,086	423,188
# *	Chrysalis Group P.L.C.	210,567	370,082
	Churchill China P.L.C.	30,000	122,551
#	Clinton Cards P.L.C.	740,506	522,040
	Colefax Group P.L.C.	60,000	177,089
	Cosalt P.L.C.	82,921	390,776
	Creston P.L.C.	213,773	180,508
	Daily Mail & General Trust P.L.C. Series A	263,542	1,779,223
	Dawson Holdings P.L.C.	253,045	301,521
#	Debenhams P.L.C.	1,434,477	1,294,595
	Dignity P.L.C.	262,886	3,571,363
#	DSG International P.L.C.	5,482,843	4,926,697
	Dunelm Group P.L.C.	17,747	50,252
*	Entertainment Rights P.L.C.	2,258,940	378,668
	Euromoney Institutional Investor P.L.C.	360,841	2,418,542
	Findel P.L.C.	388,514	1,301,769
*	Forminster P.L.C.	43,333	2,962
#	French Connection Group P.L.C.	384,233	433,137
	Fuller Smith & Turner P.L.C.	132,742	1,051,521
	Future P.L.C.	1,363,027	665,130
	Galiform P.L.C.	2,349,090	1,429,843
	Game Group P.L.C.	1,483,227	7,278,988
# *	Games Workshop Group P.L.C.	104,823	466,447
	Gaskell P.L.C.	36,000	—
	Greene King P.L.C.	436,140	4,247,487

1

	Halfords Group P.L.C.	939,332	5,028,171
	Haynes Publishing Group P.L.C.	14,703	47,975
	Headlam Group P.L.C.	339,900	2,055,909
	Henry Boot P.L.C.	439,079	756,749
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	4,026,364
	Holidaybreak P.L.C.	211,067	1,637,119
#	Hornby P.L.C.	154,220	421,512
	HR Owen P.L.C.	71,542	132,523
	Huntsworth P.L.C.	818,058	927,613
*	Impellam Group P.L.C.	35,258	38,562
	Inchcape P.L.C.	798,903	3,750,508
#	J.D. Wetherspoon P.L.C.	552,111	2,650,649
	JD Sports Fashion P.L.C.	126,388	645,041
	JJB Sports P.L.C.	949,037	2,198,718
	John Menzies P.L.C.	244,534	1,574,558
#	Johnston Press P.L.C.	1,237,386	1,055,320
	Kesa Electricals P.L.C.	2,090,187	6,138,403
*	Lambert Howarth Group P.L.C.	43,203	—
	Laura Ashley Holdings P.L.C.	2,887,571	1,051,718
	Lookers P.L.C.	709,211	719,160
#	Luminar Group Holdings P.L.C.	268,448	1,167,192
	Mallett P.L.C.	46,337	68,449
#	Manganese Bronze Holdings P.L.C.	68,818	465,504
	Marchpole Holdings P.L.C.	81,635	21,413
*	Mice Group P.L.C.	844,000	—
	Millennium and Copthorne Hotels P.L.C.	588,951	3,313,727
	Moss Bros Group P.L.C.	234,511	119,747
	Mothercare P.L.C.	333,825	2,468,169
	N Brown Group P.L.C.	1,002,689	3,834,571
	Next Fifteen Communications P.L.C.	25,000	20,505
*	Nord Anglia Education P.L.C.	130,842	1,097,953
*	Pace P.L.C.	769,447	1,251,480
	Pendragon P.L.C.	2,285,154	397,060
#	Photo-Me International P.L.C.	1,340,534	354,750
	Pinewood Shepperton P.L.C.	187,350	658,631
*	Pittards P.L.C.	60,985	2,223
	Portmeirion Group P.L.C.	22,856	86,292
*	Pressac P.L.C.	78,129	1,068
	Rank Group P.L.C.	775,209	1,036,738
#	Redrow P.L.C.	644,914	2,009,418
	Restaurant Group P.L.C.	753,607	1,909,518
#	Rightmove P.L.C.	243,139	1,353,330
*	Shellshock, Ltd.	850	997
	Signet Group P.L.C.	6,369,431	7,272,044
*	SMG P.L.C.	965,594	164,056
	Smiths News P.L.C.	693,548	1,015,203
*	Southampton Leisure Holdings P.L.C.	19,615	9,617
*	Sportech P.L.C.	339,293	507,823
*	Sports Direct International P.L.C.	383,193	525,868
	St Ives Group P.L.C.	448,949	1,364,711
*	Stylo P.L.C.	64,096	28,625
	Taylor Nelson Sofres P.L.C.	1,742,993	8,690,914
	Ted Baker P.L.C.	161,948	1,047,703

2

	The Berkeley Group Holdings P.L.C.	244,968	3,780,505
	The Vitec Group P.L.C.	164,920	1,200,192
	Topps Tiles P.L.C.	783,092	844,296
# *	Torotrak P.L.C.	449,280	147,203
	Trinity Mirror P.L.C.	952,139	1,860,034
	United Business Media P.L.C.	772,750	8,351,910
	UTV Media P.L.C.	217,432	561,964
	Wagon P.L.C.	237,979	15,705
*	Wembley P.L.C.	68,694	12,522
*	Westcity P.L.C.	96,111	37,329
	WH Smith P.LC.	605,148	4,229,051
	William Hill P.L.C.	955,782	4,916,745
	Wilmington Group P.L.C.	356,207	1,306,750
#	Woolworths Group P.L.C.	5,587,422	737,736
Total Consumer Discretionary			162,467,496

Consumer Staples — (3.6%)
	Anglo-Eastern Plantations P.L.C.	111,453	1,008,094
	Barr (A.G.) P.L.C.	66,137	1,412,694
	Britvic P.L.C.	584,315	2,494,029
	Cranswick P.L.C.	179,621	2,049,229
	Dairy Crest Group P.L.C.	535,101	4,558,482
	Devro P.L.C.	623,198	926,204
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	2,884,204
	Marston’s P.L.C.	1,227,042	4,374,895
	Mcbride P.L.C.	935,102	1,978,725
	Northern Foods P.L.C.	2,096,761	2,483,518
	Premier Foods P.L.C.	2,248,218	3,553,062
	PZ Cussons P.L.C.	1,481,891	4,701,181
	R.E.A. Holdings P.L.C.	49,233	422,850
	Robert Wiseman Dairies P.L.C.	290,033	1,622,422
	Thorntons P.L.C.	313,060	655,598
#	Uniq P.L.C.	463,373	754,947
Total Consumer Staples			35,880,134

Energy — (6.7%)
	Anglo Pacific Group P.L.C.	438,936	1,450,598
*	Dana Petroleum P.L.C.	335,727	9,191,259
*	Emerald Energy P.L.C.	220,639	1,697,700
*	Fortune Oil P.L.C.	5,933,254	1,134,498
*	Hardy Oil & Gas P.L.C.	46,779	405,752
	Hunting P.L.C.	477,489	7,746,669
# *	Imperial Energy Corp. P.L.C.	289,203	6,153,889
	James Fisher & Sons P.L.C.	195,269	2,082,002
	JKX Oil and Gas P.L.C.	592,186	4,669,746
	Melrose Resources P.L.C.	388,991	2,895,798
*	Premier Oil P.L.C.	329,638	7,540,514
*	Salamander Energy P.L.C.	282,050	1,386,383
# *	Soco International P.L.C.	289,649	7,937,911
*	UK Coal P.L.C.	590,118	4,639,282
	Venture Production P.L.C.	455,259	6,834,434
*	Wellstream Holdings P.L.C.	11,266	256,011
Total Energy			66,022,446

3

Financials — (14.3%)
	A & J Mucklow Group P.L.C.	128,526	552,575
#	Aberdeen Asset Management P.L.C.	2,665,487	6,962,923
	Amlin P.L.C.	1,816,412	9,581,306
	Arbuthnot Banking Group P.L.C.	67,329	401,724
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	2,101,679
#	Benfield Group, Ltd. P.L.C.	581,201	3,632,877
#	BlueBay Asset Management P.L.C.	154,645	697,078
	Brewin Dolphin Holdings P.L.C.	895,086	1,823,606
	Brit Insurance Holdings P.L.C.	1,326,374	4,670,453
	Capital & Regional P.L.C.	279,419	939,642
	Catlin Group, Ltd.	1,005,529	5,977,163
	Charles Stanley Group P.L.C.	127,317	494,411
	Chesnara P.L.C.	146,915	364,237
	Close Brothers Group P.L.C.	495,555	5,678,553
*	CLS Holdings P.L.C.	262,590	1,747,835
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	427,861	768,863
	Daejan Holdings P.L.C.	43,621	2,096,740
	Development Securities P.L.C.	206,851	1,358,908
	DTZ Holdings P.L.C.	220,478	399,973
	Evolution Group P.L.C.	1,183,212	2,096,557
#	F&C Asset Management P.L.C.	1,643,383	2,903,786
#	Grainger P.L.C.	436,048	1,700,643
	Great Portland Estates P.L.C.	430,344	2,866,462
*	Hampton Trust P.L.C.	232,050	—
*	Hansard Global P.L.C.	163	480
	Hardy Underwriting Group P.L.C.	158,285	645,050
	Helical Bar P.L.C.	420,463	2,450,397
#	Henderson Group P.L.C.	3,020,595	7,133,022
	Highway Insurance Holdings P.L.C.	1,272,516	1,703,839
	Hiscox, Ltd.	1,579,968	7,118,914
	IG Group Holdings P.L.C.	1,189,807	7,485,363
*	Industrial & Commercial Holdings P.L.C.	5,000	137
	Intermediate Capital Group P.L.C.	335,898	8,439,430
	International Personal Finance P.L.C.	908,963	5,127,090
*	IP Group P.L.C.	122,602	245,642
	Jardine Lloyd Thompson Group P.L.C.	803,953	6,614,275
	Liontrust Asset Management P.L.C.	129,935	601,549
*	London Scottish Bank P.L.C.	392,753	48,587
# *	LSL Property Services P.L.C.	131,485	167,024
*	Minerva P.L.C.	601,226	1,365,878
*	MWB Group Holdings P.L.C.	379,622	695,456
*	New Star Asset Management Group P.L.C.	13,912	26,559
	Novae Group P.L.C.	241,427	1,312,746
	Paragon Group of Companies P.L.C.	15,320	28,999
	Park Group P.L.C.	166,600	40,538
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	152
	Provident Financial P.L.C.	461,464	7,618,324
	Quintain Estates & Development P.L.C.	296,826	1,022,362
	Rathbone Brothers P.L.C.	163,714	2,695,095
	Rensburg Sheppards P.L.C.	174,975	1,538,408
	S&U P.L.C.	21,140	142,280

4

	Savills P.L.C.	462,351	2,412,207
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
*	Shellproof, Ltd.	1,156	1,264
	Shore Capital Group P.L.C.	1,227,370	835,396
	St. Jame’s Place P.L.C.	664,647	2,693,750
	ST Modwen Properties P.L.C.	496,506	2,735,286
*	Terence Chapman Group P.L.C.	62,500	361
	Town Centre Securities P.L.C.	83,518	302,380
	Tullett Prebon P.L.C.	757,461	6,081,942
	Unite Group P.L.C.	457,428	1,910,499
	Warner Estate Holdings P.L.C.	152,919	292,378
Total Financials			141,358,332

Health Care — (2.9%)
*	Acambis P.L.C.	491,850	1,682,938
*	Alizyme P.L.C.	660,805	78,279
*	Antisoma P.L.C.	2,082,855	991,539
*	Ark Therapeutics Group P.L.C.	656,732	790,931
	Assura Group, Ltd.	24,511	36,661
# *	Axis-Shield P.L.C.	230,972	1,358,212
# *	Biocompatibles International P.L.C.	147,081	444,966
	Bioquell P.L.C.	90,893	272,875
*	BTG P.L.C.	599,767	2,579,622
	Care UK P.L.C.	205,547	1,306,398
*	Clinical Computing P.L.C.	46,666	1,914
	Consort Medical P.L.C.	119,619	1,196,102
	Corin Group P.L.C.	151,637	388,183
	Dechra Pharmaceuticals P.L.C.	206,999	1,561,552
	Genetix Group P.L.C.	151,246	147,499
*	Genus P.L.C.	161,581	2,349,503
*	Global Health Partner P.L.C.	800	1,780
	Goldshield Group P.L.C.	123,034	579,796
#	Hikma Pharmaceuticals P.L.C.	442,816	3,367,728
	Nestor Healthcare Group P.L.C.	443,850	262,235
*	Oxford Biomedica P.L.C.	2,123,042	425,319
*	Phytopharm P.L.C.	104,349	38,413
*	Prostrakan Group P.L.C.	38,359	73,280
*	Protherics P.L.C.	1,046,492	913,912
*	Provalis P.L.C.	796,584	4,356
# *	Skyepharma P.L.C.	2,745,363	200,743
	Southern Cross Healthcare, Ltd.	195,059	539,115
	SSL International P.L.C.	766,671	6,603,609
*	Vectura Group P.L.C.	953,207	932,566
*	Vernalis P.L.C.	1,131,506	92,463
*	William Ransom & Son P.L.C.	30,000	4,101
Total Health Care			29,226,590

Industrials — (33.8%)
*	AEA Technology P.L.C.	539,970	431,112
	Aggreko P.L.C.	573,239	7,510,898
	Air Partner P.L.C.	38,153	620,200
*	Airflow Streamline P.L.C.	20,500	21,861
	Alumasc Group P.L.C.	131,547	371,207
	Arriva P.L.C.	686,690	9,906,131

5

	Ashtead Group P.L.C.	2,033,828	2,807,944
	Atkins WS P.L.C.	437,924	7,396,702
*	Autologic Holdings P.L.C.	96,590	64,214
# *	Avis Europe P.L.C.	3,154,308	629,881
	Babcock International Group P.L.C.	877,825	9,580,479
*	BB Holdings, Ltd.	8,709	42,120
	BBA Aviation P.L.C.	1,238,820	2,994,669
	Bodycote P.L.C.	1,283,539	5,425,364
	Braemar Shipping Services P.L.C.	81,108	700,411
	Brammer P.L.C.	190,602	890,883
	BSS Group P.L.C.	503,242	2,894,911
	Business Post Group P.L.C.	204,928	1,150,527
*	C.H. Bailey P.L.C.	20,950	25,777
	Camellia P.L.C.	2,437	343,875
	Carillion P.L.C.	1,537,838	9,190,110
	Carr’s Milling Industries P.L.C.	35,330	429,323
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	167,445	816,363
	Charles Taylor Consulting P.L.C.	143,225	633,659
	Charter P.L.C.	626,781	10,829,883
	Chemring Group P.L.C.	132,581	5,621,238
	Chloride Group P.L.C.	1,054,622	4,800,408
	Clarkson P.L.C.	70,194	1,314,775
	Communisis P.L.C.	577,296	654,871
	Connaught P.L.C.	254,328	1,848,847
	Cookson Group P.L.C.	836,687	9,876,513
	Costain Group P.L.C.	1,306,155	617,677
*	Danka Business Systems P.L.C.	1,029,605	21,237
	Davis Service Group P.L.C.	689,742	4,274,442
	De La Rue P.L.C.	621,139	9,938,602
	Dewhurst P.L.C.	9,000	32,155
	Domino Printing Sciences P.L.C.	469,545	2,519,180
# *	easyJet P.L.C.	709,379	4,234,032
	Eleco P.L.C.	80,000	112,843
*	Eliza Tinsley Group P.L.C.	19,844	3,256
	Enodis P.L.C.	1,614,673	9,446,930
	Fenner P.L.C.	691,344	2,863,979
	Forth Ports P.L.C.	184,302	5,778,321
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,475,611	1,737,444
*	Garton Engineering P.L.C.	10,248	—
	Go-Ahead Group P.L.C.	175,345	6,206,045
	Hampson Industries P.L.C.	437,630	1,406,944
	Harvey Nash Group P.L.C.	261,144	175,362
	Havelock Europa P.L.C.	141,758	156,233
	Hays P.L.C.	4,768,794	8,273,325
#	Helphire P.L.C.	570,202	885,303
*	Heywood Williams Group P.L.C.	323,020	50,882
	Hogg Robinson Group P.L.C.	83,110	76,266
	Homeserve P.L.C.	234,574	6,152,823
	Hyder Consulting P.L.C.	173,144	1,151,035
	IMI P.L.C.	1,019,582	9,263,120
	Interserve P.L.C.	512,988	3,920,015
	Intertek Group P.L.C.	605,784	10,828,479
	ITE Group P.L.C.	1,377,768	4,167,679

6

	J. Smart & Co. (Contractors) P.L.C.	22,500	206,991
	Keller Group P.L.C.	285,825	4,106,922
	Kier Group P.L.C.	145,769	3,060,969
	Latchways P.L.C.	42,476	618,574
	Lavendon Group P.L.C.	180,585	900,111
	Lincat Group P.L.C.	14,452	150,064
	Low & Bonar P.L.C.	785,535	1,470,963
	Management Consulting Group P.L.C.	1,055,808	645,042
	Meggitt P.L.C.	871,784	3,644,786
*	Melrose P.L.C.	843,604	2,482,311
	Metalrax Group P.L.C.	508,719	146,287
	Michael Page International P.L.C.	1,271,159	8,469,243
	Mitie Group P.L.C.	1,243,034	5,058,691
	MJ Gleeson Group P.L.C.	195,875	572,109
	Molins P.L.C.	82,233	109,599
	Morgan Crucible Co. P.L.C.	1,192,285	4,983,133
	Morgan Sindall P.L.C.	175,758	1,893,019
	Mouchel Group P.L.C.	469,006	3,396,436
	MS International P.L.C.	50,000	191,231
	National Express Group P.L.C.	420,056	7,933,826
	Northgate P.L.C.	293,546	1,841,066
	OPD Group P.L.C.	102,094	245,145
	PayPoint P.L.C.	90,274	1,046,246
*	PV Crystalox Solar P.L.C.	33,334	107,513
	Qinetiq P.L.C.	1,799,700	7,356,828
	Regus Group P.L.C.	3,802,559	5,149,227
*	Renold P.L.C.	270,995	355,486
	Rentokil Initial P.L.C.	125,249	165,596
	Ricardo P.L.C.	222,000	1,166,149
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	394,333	932,133
	ROK P.L.C.	744,151	1,192,271
	RPS Group P.L.C.	811,331	4,424,910
*	Scott Wilson Group P.L.C.	22,060	75,484
	Senior P.L.C.	1,671,692	3,360,038
	Severfield-Rowen P.L.C.	362,090	1,602,212
	Shanks Group P.L.C.	1,014,008	4,049,414
	SIG P.L.C.	479,728	4,727,664
	Speedy Hire P.L.C.	183,252	1,558,796
	Spirax-Sarco Engineering P.L.C.	313,271	6,315,711
	Spring Group P.L.C.	596,238	423,364
	Sthree P.L.C.	277,315	1,008,693
	T. Clarke P.L.C.	148,717	442,879
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	697,981
	TDG P.L.C.	326,296	1,466,379
	The Weir Group P.L.C.	157,329	2,638,520
	Tomkins P.L.C.	2,683,318	7,248,624
*	Trafficmaster P.L.C.	553,279	284,703
	Travis Perkins P.L.C.	422,110	5,140,542
	Tribal Group P.L.C.	125,000	318,984
	Trifast P.L.C.	359,985	313,469
	Ultra Electronics Holdings P.L.C.	274,839	6,906,635
	Umeco P.L.C.	202,063	1,745,912
# *	Volex Group P.L.C.	241,088	263,001

7

	Vp P.L.C.	172,286	783,209
	VT Group P.L.C.	696,523	7,818,878
	Waterman Group P.L.C.	108,139	223,727
	White Young Green P.L.C.	183,454	808,775
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	14,015
	Wincanton P.L.C.	493,583	2,321,390
	WSP Group P.L.C.	270,216	2,548,171
	XP Power, Ltd.	73,546	324,382
	Young and Co.’s Brewery P.L.C. NV	40,000	338,725
#	Young and Co.’s Brewery P.L.C. Series A	20,936	199,964
Total Industrials			334,111,883

Information Technology — (11.1%)
	Abacus Group P.L.C.	285,469	112,090
	Acal P.L.C.	104,729	278,719
*	Alterian P.L.C.	179,139	401,543
	Anite P.L.C.	1,350,606	959,166
*	ARC International P.L.C.	623,793	208,677
#	ARM Holdings P.L.C.	4,706,465	9,506,695
	Aveva Group P.L.C.	283,341	7,560,373
	Axon Group P.L.C.	251,554	2,789,245
*	CML Microsystems P.L.C.	18,361	28,141
	Computacenter P.L.C.	435,997	995,411
*	CSR P.L.C.	352,374	2,105,971
	Detica Group P.L.C.	485,719	3,900,763
	Dialight P.L.C.	111,362	347,329
	Dicom Group P.L.C.	326,817	1,212,478
	Dimension Data Holdings P.L.C.	5,551,524	5,335,672
	Diploma P.L.C.	473,240	1,384,969
	E2V Technologies P.L.C.	254,720	1,240,458
	Electrocomponents P.L.C.	1,621,700	5,096,358
	Eurodis Electron P.L.C.	2,118,657	—
	Fidessa Group P.L.C.	134,098	2,291,617
	Filtronic P.L.C.	338,741	533,198
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	257,616
# *	Gresham Computing P.L.C.	204,631	244,466
	Halma P.L.C.	1,529,292	5,606,303
*	Imagination Technologies Group P.L.C.	908,378	1,178,286
	Innovation Group P.L.C.	2,537,718	740,479
*	Intec Telecom Systems P.L.C.	1,201,847	942,060
	Intelek P.L.C.	49,880	14,903
	Kewill P.L.C.	368,863	578,123
	Laird P.L.C.	717,459	4,956,559
	Macro 4 P.L.C.	68,736	155,990
	Micro Focus International P.L.C.	465,120	2,590,459
	Microgen P.L.C.	404,360	373,504
	Misys P.L.C.	2,039,600	6,212,842
	Morse P.L.C.	367,208	260,346
*	nCipher P.L.C.	110,961	581,873
	Netstore P.L.C.	143,737	83,097
	Oxford Instruments P.L.C.	199,440	809,434
*	Parity Group P.L.C.	7,621	3,747
	Phoenix IT Group, Ltd.	203,054	883,038

8

	Premier Farnell P.L.C.	1,419,676	5,043,976
	Psion P.L.C.	513,902	863,418
	Raymarine P.L.C.	289,080	653,073
	Renishaw P.L.C.	234,857	3,580,132
	RM P.L.C.	373,969	1,160,609
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	7,235,742
*	SCi Entertainment Group P.L.C.	541,315	322,853
*	Scipher P.L.C.	34,563	709
*	SDL P.L.C.	343,291	2,278,293
	Spectris P.L.C.	499,879	7,547,568
	Spirent Communications P.L.C.	3,268,201	4,735,080
	TT electronics P.L.C.	612,337	1,137,341
	Vislink P.L.C.	588,460	278,990
*	Wolfson Microelectronics P.L.C.	508,066	1,093,540
	Xaar P.L.C.	220,887	450,563
*	Xchanging P.L.C.	172,944	799,448
Total Information Technology			109,943,333

Materials — (3.7%)
*	Amberley Group P.L.C.	125,000	13,102
*	API Group P.L.C.	103,483	24,491
*	Aricom P.L.C.	2,980,164	2,514,013
	British Polythene Industries P.L.C.	102,332	429,508
	Carclo P.L.C.	214,230	337,766
*	Coral Products P.L.C.	50,000	4,101
	Croda International P.L.C.	498,679	6,280,049
	Delta P.L.C.	608,372	1,276,939
	DS Smith P.L.C.	1,637,788	3,823,138
	Dyson Group P.L.C.	127,757	237,209
	Elementis P.L.C.	1,911,621	2,930,544
	Ennstone P.L.C.	1,940,949	538,803
	Filtrona P.L.C.	724,553	2,379,407
*	Gem Diamonds, Ltd.	3,895	61,947
	Hill & Smith Holdings P.L.C.	283,025	1,728,728
	Hochschild Mining P.L.C.	194,546	891,211
*	Inveresk P.L.C.	125,000	16,611
	Macfarlane Group P.L.C.	378,287	185,712
	Marshalls P.L.C.	670,307	2,034,106
	Mondi P.L.C.	545,503	3,238,574
	Porvair P.L.C.	158,128	309,801
	RPC Group P.L.C.	415,931	1,156,159
	Victrex P.L.C.	331,151	4,909,395
	Yule Catto & Co. P.L.C.	543,055	1,446,058
	Zotefoams P.L.C.	96,852	190,863
Total Materials			36,958,235

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	1,248,382	2,932,247
	Kcom Group P.L.C.	2,576,599	1,833,814
	Telecom Plus P.L.C.	296,417	1,807,273
*	THUS Group P.L.C.	631,234	2,056,441
*	Vanco P.L.C.	232,704	272,539
Total Telecommunication Services			8,902,314

9

	Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	211,548
	Hydro International P.L.C.	27,669	78,196
	Northumbrian Water Group P.L.C.	927,166	5,201,548
	Total Utilities		5,491,292

	TOTAL COMMON STOCKS		930,362,055

	RIGHTS/WARRANTS — (0.0%)
*	Helphire P.L.C. Rights 09/05/08	167,706	—
*	Salamander Energy P.L.C. Rights 08/08/08	31,862	—
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		—

		Face
		Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $1,500,000 FHLMS 5.875%, 05/15/16, valued at $873,096) to be repurchased at $860,185	$860	860,000

	SECURITIES LENDING COLLATERAL — (5.9%)
§ @	DFA Short Term Investment Fund LP	47,995	47,995,348

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $11,344,075 FHLMC, rates ranging from 5.953%(r) to 6.000%, maturities ranging from 08/01/37 to 10/01/37 & FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 02/01/36 to 07/01/38, valued at $10,376,178) to be repurchased at $10,175,143	10,173	10,172,724

	TOTAL SECURITIES LENDING COLLATERAL		58,168,072

	TOTAL INVESTMENTS - (100.0%) (Cost $980,336,265) ##		$989,390,127

10

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.4%)
COMMON STOCKS — (2.4%)
#	Agrana Beteiligungs AG	17,295	$1,356,637
	Andritz AG	120,225	7,372,948
	Austria Email AG	715	5,212
# *	Austrian Airlines AG	133,921	1,174,420
	BKS Bank AG	520	85,441
# *	BWIN Interactive Entertainment AG	81,529	2,260,560
	BWT AG	28,425	847,531
*	CA Immobilien Anlagen AG	134,542	1,941,384
*	Christ Water Techology AG	24,819	197,144
	Constantia Packaging AG	35,486	2,449,287
*	Conwert Immobilien Invest AG	48,984	716,940
#	Flughafen Wien AG	41,141	3,336,965
	Frauenthal Holding AG	12,084	269,175
*	Intercell AG	107,859	4,720,072
*	Josef Manner & Co. AG	870	61,889
	Lenzing AG	5,108	2,345,531
	Mayr-Melnhof Karton AG	34,669	2,730,616
	Oberbank AG	36,807	2,535,473
	Oesterreichische Post AG	96,174	3,800,506
#	Palfinger AG	47,348	1,055,854
*	RHI AG	96,015	4,349,318
	Rosenbauer International AG	11,816	551,821
*	S&T System Integration & Technology Distribution AG	6,404	304,982
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,754,483
# *	Sparkassen Immobilien AG	58,185	468,046
	UBM Realitaetenentwicklung AG	1,440	103,304
#	Uniqa Versicherungen AG	180,069	5,208,816
	Wolford AG	11,165	333,854
	Zumtobel AG	57,072	919,997
TOTAL COMMON STOCKS			54,258,206

RIGHTS/WARRANTS — (0.0%)
*	Austrian Airlines AG Rights 09/08/08	133,921	—

TOTAL — AUSTRIA			54,258,206

BELGIUM — (3.6%)
COMMON STOCKS — (3.6%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	8,355,097
*	Agfa Gevaert NV	284,547	2,266,021

1

	Banque Nationale de Belgique	980	4,310,236
#	Barco NV	54,729	2,555,623
	Bekaert SA	58,440	10,190,943
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	241,256
*	Compagnie du Bois Sauvage SA	87	24
#	Compagnie d’Entreprises CFE	41,600	4,365,791
	Compagnie Immobiliere de Belgique SA	10,849	634,745
#	Compagnie Maritime Belge SA	63,197	3,362,431
#	Deceuninck NV	63,700	688,277
*	Devgen	219	3,461
	D’Ieteren NV SA	13,235	3,329,876
	Duvel Moorgat SA	9,169	555,656
	Econocom Group SA	67,440	829,148
#	Elia System Operator SA NV	115,749	4,463,341
	Euronav SA	89,385	3,781,299
	EVS Broadcast Equipment SA	5,500	475,305
#	Exmar NV	78,816	2,076,117
	Floridienne SA	2,033	350,018
	Henex	7,487	481,916
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	479,236
# *	Innogenetics NV	75,886	716,273
*	Integrated Production & Test Engineering NV	9,275	64,218
# *	International Brachtherapy SA	35,773	164,966
	Ion Beam Application	69,021	1,559,257
	Jensen-Group NV	12,030	145,188
	Kinepolis	16,788	592,733
	Lotus Bakeries SA	1,401	554,271
#	Melexis NV	88,696	1,357,837
	Omega Pharma SA	85,933	4,349,321
# *	Option NV	114,120	564,432
	Picanol	16,620	226,493
# *	Real Software NV	606,720	222,391
#	Recticel SA	52,387	641,829
*	Resilux	4,095	239,755
	Rosier SA	655	374,404
	Roularta Media Group NV	17,839	639,083
	Sapec SA	3,635	650,304
*	SAPEC SA	75	344
	Sioen Industries NV	52,140	558,464
	Sipef NV	2,481	1,455,990
*	Spector Photo Group SA	81,828	119,815
*	Systemat-Datarelay SA	26,232	199,137
*	Telenet Group Holding NV	153,336	3,492,536
	Ter Beke NV	2,281	168,779
	Tessenderlo Chemie NV	92,963	5,140,378
	Unibra SA	1,600	352,218
	Van De Velde NV	28,456	1,123,195
	VPK Packaging Group SA	13,446	490,616
*	Zenitel VVPR	28,851	51,214
TOTAL COMMON STOCKS			80,011,258

2

RIGHTS/WARRANTS — (0.0%)
*	Real Software NV STRIP VVPR	606,720	8,901
*	Zenitel VVPR Contingent Rights	8,654	127
TOTAL RIGHTS/WARRANTS			9,028

TOTAL — BELGIUM			80,020,286

DENMARK — (2.3%)
COMMON STOCKS — (2.3%)
	Aarhus Lokalbank A.S.	8,030	163,723
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	423,516
#	Aktieselskabet Roskilde Bank A.S.	32,685	6,433
	Aktieselskabet Skjern Bank A.S.	3,276	212,454
#	Alk-Abello A.S.	14,295	1,770,717
*	Alm. Brand A.S.	28,360	885,279
#	Amagerbanken A.S.	33,345	758,926
	Ambu A.S.	22,100	350,961
	Arkil Holdings A.S. Series B	780	148,117
	Auriga Industries A.S. Series B	47,407	1,783,441
#	Bang & Olufsen Holding A.S. Series B	31,337	1,426,886
# *	Bavarian Nordic A.S.	17,626	727,731
#	BoConcept Holding A.S.	5,650	304,931
	Bonusbanken A.S.	69,455	166,987
*	Brodrene Hartmann A.S. Series B	11,730	214,504
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	205,624
*	Capinordic A.S.	216,300	479,473
	D/S Norden A.S.	9,056	855,640
#	Dalhoff, Larson & Horneman A.S. Series B	32,000	339,858
*	Danionics A.S. Series A	32,000	41,126
	Dantherm Holding A.S.	13,100	272,541
	DFDS A.S.	11,910	1,262,115
	DiBa Bank A.S.	11,660	332,946
	Djursland Bank A.S.	8,970	555,345
	East Asiatic Co., Ltd. A.S.	54,237	3,280,714
	F.E. Bording A.S.	600	89,972
#	Fionia Bank A.S.	65,160	1,029,714
	Fluegger A.S. Series B	4,198	346,754
#	Forstaedernes Bank A.S.	65,613	972,615
# *	GN Great Nordic A.S.	90,407	505,032
*	GPV Industi A.S.	2,200	57,570
*	Greentech Energy Systems A.S.	23,655	313,652
	Gronlandsbanken	768	76,303
#	H&H International A.S. Series B	1,920	311,233
	Harboes Bryggeri A.S.	10,250	241,612
	Hojgaard Holding A.S. Series B	2,750	86,364
#	IC Companys A.S.	33,305	955,783
*	Incentive A.S.	3,575	13,010
	Lan & Spar Bank A.S.	5,150	408,173
*	Lastas A.S. Series B	11,200	220,785
	Lollands Bank A.S.	750	43,949
# *	Maconomy Corp. A.S.	63,000	128,622
	Mols-Linien A.S.	28,500	650,074

3

# *	NeuroSearch A.S.	43,254	2,290,640
	NKT Holding A.S.	44,180	2,506,862
	Nordjyske Bank A.S.	17,600	429,442
	Norresundby Bank A.S.	7,350	364,762
	Ostjydsk Bank A.S.	2,554	332,391
# *	Parken Sport & Entertainment A.S.	8,474	2,111,174
	Per Aarsleff A.S. Series B	6,145	742,483
*	Pharmexa A.S.	142,740	73,256
#	Ringkjoebing Landbobank Aktieselskab	15,330	1,860,984
	Roblon A.S. Series B	540	107,194
#	Royal Unibrew A.S.	12,815	1,106,732
# *	RTX Telecom A.S.	14,000	73,947
	Salling Bank A.S.	910	134,172
#	Sanistal A.S. Series B	4,436	322,512
#	Satair A.S.	8,525	353,687
#	Schouw & Co.	73,068	2,433,331
	SimCorp A.S.	16,940	2,492,129
#	Sjaelso Gruppen A.S.	68,030	1,125,467
	SKAKO Industries A.S.	5,130	118,200
*	Skandinavian Brake Systems A.S.	1,925	60,330
*	Solar Holdings A.S. Series B	1,237	92,546
*	Sondagsavisen A.S.	36,665	223,554
	Spar Nord Bank A.S.	118,769	1,763,270
	Sparbank	10,930	487,018
	Sparekassen Faaborg A.S.	2,027	573,994
	Sydbank A.S.	26,711	870,326
	Thrane & Thrane A.S.	9,883	583,689
	Tivoli A.S.	997	712,878
*	TK Development A.S.	91,681	1,052,662
# *	TopoTarget A.S.	151,600	345,618
	Vestfyns Bank A.S.	680	111,791
	Vestjysk Bank A.S.	29,755	1,156,630
TOTAL — DENMARK			50,434,876

FINLAND — (5.4%)
COMMON STOCKS — (5.4%)
*	Ahlstrom Oyj	3,026	64,353
	Alandsbanken AB Series B	18,190	658,929
# *	Aldata Solutions Oyj	194,535	310,477
#	Alma Media	286,800	3,784,237
	Amanda Capital Oyj	67,120	294,030
#	Amer Sports Oyj Series A	316,440	4,261,112
#	Aspo Oyj	70,175	583,928
	BasWare Oyj	34,550	385,768
*	Biotie Therapies Corp.	265,590	218,240
	Cargotec Oyj Series B	113,014	3,464,654
#	Componenta Oyj	34,400	581,385
#	Comptel P.L.C.	334,565	685,099
#	Cramo Oyj	107,300	1,295,888
#	Efore Oyj	129,540	179,380
# *	Elcoteq SE	66,810	427,691

4

#	Elektrobit Corp.	401,120	505,614
	Elisa Oyj	310,427	6,621,981
#	Etteplan Oyj	62,600	431,557
#	Finnair Oyj	191,942	1,513,194
#	Finnlines Oyj	110,260	2,167,936
	Fiskars Oyj Abp Series A	187,088	2,792,015
#	F-Secure Oyj	447,078	1,692,446
*	GeoSentric Oyj	225,900	16,570
	Glaston Oyj Abp	131,940	487,118
	HKScan Oyj Series A	74,560	703,115
	Huhtamaki Oyj	348,750	3,511,659
	Ilkka-Yhtyma Oyj	35,460	556,675
#	Ixonos P.L.C.	26,100	163,922
	KCI Konecranes Oyj	251,100	8,287,776
#	Kemira Oyj	256,300	3,203,373
	Laennen Tehtaat Oyj	18,920	442,673
#	Lassila & Tikanoja Oyj	121,476	2,750,685
	Lemminkainen Oyj	52,700	1,734,353
	Martela Oyj	1,060	12,700
#	M-Real Oyj Series B	775,393	1,405,621
	Neomarkka Oyj	16,652	240,959
#	Nokian Renkaat Oyj	377,280	13,435,946
	Nordic Aluminium Oyj	10,440	311,938
	Okmetic Oyj	54,904	233,502
#	Olvi Oyj Series A	32,290	1,018,452
	Oriola-KD Oyj Class A	26,000	91,518
	Oriola-KD Oyj Class B	31,639	111,201
	Orion Oyj Series A	89,752	1,689,734
	Orion Oyj Series B	261,298	4,918,231
*	Outotec Oyj	37,093	1,685,047
	PKC Group Oyj	48,390	574,216
	Pohjola Bank P.L.C.	254,211	4,102,669
#	Ponsse Oyj	82,280	1,275,824
	Poyry Oyj	186,140	4,516,985
	Raisio P.L.C.	476,433	1,208,900
#	Ramirent Oyj	308,660	2,145,631
	Rapala VMC Oyj	116,640	772,608
	Raute Oyj Series A	10,390	213,289
	Rocla Oyj	12,300	160,453
# *	Ruukki Group Oyj	171,468	475,998
	Scanfil Oyj	123,479	439,273
	Sponda Oyj	159,511	1,269,567
	Stockmann Oyj Abp Series A	45,225	1,333,368
#	Stockmann Oyj Abp Series B	102,904	2,900,916
*	Suominen Oyj	17,955	42,962
	SYSOPENDIGIA P.L.C.	55,020	254,842
	Talentum Oyj	133,500	559,057
#	Tecnomen Oyj	196,570	305,095
#	Teleste Oyi	53,559	352,567
	TietoEnator Oyj	285,929	5,613,970
#	Tiimari P.L.C.	18,880	97,084
	Trainers’ House P.L.C.	107,200	138,352

5

#	Tulikivi Oyj	79,440	156,929
	Turkistuottajat Oyj	8,490	110,110
#	Uponor Oyj Series A	212,400	2,920,482
#	Vacon Oyj	44,337	1,839,661
#	Vaisala Oyj Series A	40,300	1,642,388
	Viking Line AB	10,710	581,645
	YIT Oyj	368,321	5,729,253
TOTAL — FINLAND			121,666,776

FRANCE — (12.1%)
COMMON STOCKS — (12.1%)
	Akka Technologies SA	5,500	109,396
	Ales Groupe SA	33,613	810,911
*	Alten	62,436	2,421,402
# *	Altran Technologies SA	354,071	3,092,975
	April Group SA	72,959	4,013,875
# *	Archos	22,331	221,829
	Arkema	205,315	9,903,537
# *	Aryzta AG	51,336	2,671,346
#	Assystem	54,087	848,113
	Atos Origin SA	75,279	4,045,714
	Aubay	28,405	199,565
#	Audika SA	22,509	998,670
# *	Avanquest Software	19,360	108,599
*	Axorys SA	11,700	12,358
*	Baccarat SA	1,090	332,379
	Banque Tarneaud SA	1,430	255,715
#	Beneteau SA	182,095	3,089,366
*	Bigben Interactive	7,762	85,512
	bioMerieux	14,590	1,587,152
	Boiron SA	25,907	739,924
	Boizel Chanoine Champagne SA	6,304	645,295
	Bonduelle SCA	13,165	1,251,477
	Bongrain SA	15,098	1,216,574
#	Bourbon SA	151,879	8,653,042
*	Bull SA	298,028	1,075,182
	Burelle SA	4,030	605,966
	Cafom SA	5,092	86,877
#	Canal Plus SA	280,788	2,892,633
	Carbone Lorraine SA	56,469	3,214,963
#	CBo Territoria	28,320	109,538
#	Cegedim SA	11,509	1,004,065
	Cegid Group	22,866	560,726
*	Cesar SA	14,219	32,124
#	Clarins SA	44,302	3,600,676
# *	Club Mediterranee SA	46,578	2,100,967
	Compagnie Industrielle et Financiere D’Entreprises	300	116,190
	Compagnie International Andre Trigano SA	983	89,305
	CS Communication & Systemes	7,938	196,282
	Damartex SA	21,869	480,467
	Delachaux SA	28,440	2,855,313

6

#	Derichebourg	627,328	4,428,147
*	Dollfus Mieg & Cie SA	54,239	92,303
	EDF Energies Nouvelles SA	5,346	351,323
	Electricite de Strasbourg	23,384	4,175,519
	Esso Ste Anonyme Francaise	9,211	1,848,867
	Establissements Maurel et Prom	304,876	6,302,003
	Etam Developpement SA	23,815	649,245
#	Euler Hermes SA	22,466	1,797,976
*	Euro Disney SCA (4320878)	89	16
# *	Euro Disney SCA (B29QD14)	49,814	593,418
	Exel Industries SA	11,164	615,570
	Explosifs et de Produits Chimiques	524	261,058
*	Faurecia SA	60,033	2,279,052
#	Fimalac SA	30,857	2,410,722
	Finuchem SA	18,510	238,833
	Fleury Michon SA	4,694	202,128
	Francois Freres (Tonnellerie) SA	3,839	179,752
	Gascogne SA	7,112	594,172
	Gaumont SA	14,607	1,249,779
# *	GECI International	63,334	283,155
*	GECI International I07 Shares	10,786	2,057
	Gevelot SA	3,584	257,496
	GFI Informatique SA	126,539	790,912
	Gifi	7,579	466,421
	Ginger (Groupe Ingenierie Europe)	10,523	222,814
#	GL Events	38,586	1,018,204
	GPe Pizzorno	5,200	143,876
	Grands Moulins de Strasbourg	110	81,028
*	Groupe Ares	21,994	36,461
	Groupe Crit	24,673	647,079
#	Groupe Flo SA	22,019	169,027
*	Groupe Go Sport SA	2,740	128,581
	Groupe Guillin SA	1,200	101,318
#	Groupe Open	27,590	398,247
#	Groupe Steria SCA	67,611	1,816,557
#	Guerbet SA	5,997	1,080,295
	Guyenne et Gascogne SA	26,000	3,101,493
#	Haulotte Group SA	57,491	817,942
#	Havas SA	1,200,777	4,654,870
	Idsud	2,227	142,062
	IMS International Metal Service SA	55,060	1,241,392
# *	Infogrames Entertainment SA	22,492	443,481
	Ingenico SA	104,551	3,055,029
	Ipsen SA	15,549	842,255
	Ipsos SA	86,106	2,894,991
	Lafuma SA	6,384	247,144
#	Laurent-Perrier	12,172	1,694,261
# *	Lectra	85,992	378,884
	Lisi SA	16,534	1,333,159
# *	LVL Medical Groupe SA	24,346	380,662
	M6 Metropole Television	152,539	3,396,681
#	Maisons Franc	12,826	396,774

7

#	Manitou BF SA	48,280	1,301,879
#	Manutan International SA	13,920	897,280
	MGI Coutier SA	2,753	74,664
*	MoneyLine SA	11	—
	Montupet SA	32,450	320,851
	Mr. Bricolage SA	23,846	477,549
#	Naturex	6,954	289,714
	Neopost SA	59,263	6,178,501
	Nexans SA	95,135	11,988,063
#	Nexity	82,640	1,910,562
	Norbert Dentressangle	12,697	1,042,731
#	NRJ Group	177,024	1,909,896
	Oberthur Card Systems SA	146,029	1,036,075
*	Oeneo	102,487	238,159
	Orco Property Group	23,967	894,375
*	Orpea	100,822	5,849,804
*	Osiatis	1,400	6,146
	Paris Orleans et Cie SA	2,660	99,925
	Pierre & Vacances	16,031	1,411,350
#	Plastic Omnium SA	30,846	917,294
	Plastivaloire SA	4,552	157,803
	PSB Industries SA	8,438	314,935
	Radiall SA	5,387	579,368
	Rallye SA	79,415	3,607,335
*	Recylex SA	35,449	386,208
*	Remy Cointreau SA	75,348	3,970,880
#	Rexel SA	19,368	293,002
	Rhodia SA	201,262	3,913,539
	Robertet SA	3,167	404,058
# *	Rodriguez Group SA	27,733	349,313
	Rougier SA	6,120	491,414
#	Rubis SA	31,132	2,486,971
# *	S.T. Dupont SA	39,440	15,010
	Sabeton SA	13,500	244,241
	Saft Groupe SA	42,516	1,850,052
	SAMSE SA	8,800	760,746
	SCOR SE	276,843	6,378,060
	SEB SA	87,999	4,775,281
	Sechilienne SA	56,545	4,138,857
	Securidev SA	2,500	89,184
*	Seloger.com	2,853	73,293
#	Signaux Girod SA	894	87,026
*	Smoby SA	1,172	—
	Societe BIC SA	87,318	5,268,105
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,464,285
#	Societe Industrielle D’Aviations Latecoere SA	21,731	250,926
	Societe Marseillaise du Tunnel Prado Carenage	11,588	405,677
	Societe Pour l’Informatique Industrielle SA	40,908	333,771
	Societe Television Francaise 1	53,243	925,079
# *	Soitec SA	231,215	1,696,631
*	Solving International SA	9,949	40,473
	Somfy SA	22,500	5,109,320

8

	Sopra Group SA	23,668	1,856,269
	Sperian Protection	19,071	2,296,215
	Spir Communication SA	7,977	413,787
#	Stallergenes SA	33,674	2,784,146
	STEF-TFE	29,698	1,828,942
	Sucriere de Pithiviers Le Vieil	1,825	1,444,075
	Synergie SA	33,924	836,025
	Teleperformance SA	162,718	5,811,322
	Tessi SA	5,050	246,425
# *	Theolia SA	88,858	1,882,437
*	Thomson	36,984	171,568
	Toupargel Groupe	21,016	448,946
#	Trigano SA	59,181	857,484
*	UbiSoft Entertainment SA	100,941	9,415,753
#	Union Financiere de France Banque SA	16,369	753,709
	Valeo SA	239,919	8,554,523
*	Valtech	295,958	168,305
	Viel et Compagnie	162,852	914,689
	Vilmorin et Cie SA	19,383	2,952,428
	Virbac SA	16,735	1,469,298
	VM Materiaux SA	6,914	503,406
	Vranken Pommery Monopole	9,879	608,538
#	Zodiac SA	109,073	5,469,327
TOTAL COMMON STOCKS			269,663,769

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	2,422
*	Bigben Interactive Warrants 12/31/08	2,100	2,157
*	Cybergun Warrants Series A 07/15/09	1,136	283
*	Cybergun Warrants Series B 07/15/10	1,136	17
*	Groupe Ares Warrants 12/18/08	4,713	415
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	7,993
TOTAL RIGHTS/WARRANTS			13,287

TOTAL — FRANCE			269,677,056

GERMANY — (13.6%)
COMMON STOCKS — (13.6%)
*	3U Holding AG	101,855	104,327
	A.S. Creation Tapeton AG	6,853	328,730
*	AAP Implantate AG	47,250	155,405
#	Aareal Bank AG	119,547	2,865,976
	ADCapital AG	33,040	479,348
# *	Adlink Internet Media AG	71,772	767,193
# *	ADVA AG Optical Networking	96,672	250,319
	Agrob AG	5,800	94,811
#	Aixtron AG	266,763	2,788,530
	Altana AG	199,681	3,182,494
	Amadeus Fire AG	16,192	295,019
	Andreae-Noris Zahn AG	27,200	1,253,286

9

*	Arcandor AG	46,905	373,331
*	Artnet AG	16,292	143,098
*	Augusta Technologie AG	27,184	571,785
	Baader Bank AG	142,376	638,511
# *	Balda AG	155,088	367,341
	Bauer AG	4,607	386,814
# *	Beate Uhse AG	84,361	132,294
	Bechtle AG	40,189	1,201,915
	Bertrandt AG	23,282	895,069
*	Beta Systems Software AG	8,550	66,379
	Bilfinger Berger AG	134,277	9,424,472
*	Biolitec AG	26,843	192,371
#	Biotest AG	22,203	2,142,825
*	BKN International AG	35,508	124,816
	BMP AG	50,479	88,545
#	Boewe Systec AG	15,333	386,048
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	500,083
# *	Business Media China AG	15,212	309,918
*	Carl Zeiss Meditec AG	14,788	246,899
	Cenit AG	18,394	113,107
# *	CENTROTEC Sustainable AG	42,280	888,395
	Cewe Color Holding AG	13,917	448,912
#	ComBOTS AG	35,655	439,500
	Comdirect Bank AG	135,842	1,400,561
	Computerlinks AG	16,965	400,213
*	Condomi AG	1,800	—
# *	Conergy AG	94,598	1,377,349
	CTS Eventim AG	53,393	1,825,189
#	Curanum AG	83,165	474,681
*	D. Logistics AG	113,203	210,751
#	DAB Bank AG	133,926	942,092
	Data Modul AG	10,414	197,833
*	DEAG Deutsche Entertainment AG	46,661	77,157
*	Demag Cranes AG	14,647	794,173
	Deutsche Euroshop AG	87,386	3,025,815
*	Deutsche Wohnen AG	70,767	1,048,899
#	Deutz AG	257,064	1,595,568
	Dierig Holding AG	10,500	98,809
#	Douglas Holding AG	103,337	4,581,073
#	Dr. Hoenle AG	14,858	196,155
	Drillisch AG	92,184	546,438
	Duerr AG	38,845	1,315,081
	DVB Bank AG	178,650	7,001,879
*	Easy Software AG	13,167	83,791
	Elexis AG	32,938	770,968
*	Elmos Semiconductor AG	34,592	253,978
	ElreingKlinger AG	18,000	414,048
# *	EM. Sports Media AG	160,173	578,049
	Epcos AG	233,608	6,026,971
	Erlus AG	297	119,709
# *	Escada AG	40,309	753,565
	Euwax AG	18,514	1,280,402

10

# *	Evotec AG	196,039	404,360
	Fielmann AG	58,362	4,444,509
*	FJA AG	77,417	289,308
# *	Freenet AG	231,964	3,380,926
	Fuchs Petrolub AG	30,747	2,583,172
	GBW AG	28,417	614,915
	Gerry Weber International AG	49,579	1,391,418
	Gesco AG	9,455	715,659
	GFK AG	77,709	2,809,814
*	GFT Technologies AG	66,050	244,417
	Gildemeister AG	45,303	1,084,152
# *	GPC Biotech AG	106,084	223,759
	Grammer AG	5,985	131,757
#	Grenkeleasing AG	32,424	1,082,374
	Hamborner AG	63,000	711,566
*	Hansa Group AG	146,815	363,233
	Hawesko Holding AG	20,044	645,984
#	Heidelberger Druckmaschinen AG	158,748	3,235,975
*	Hoeft & Wessel AG	19,640	144,149
# *	IKB Deutsche Industriebank AG	21,843	75,294
	Indus Holding AG	41,345	1,136,439
	Innovation in Traffic Systems AG	23,949	269,041
*	Integralis AG	34,269	251,719
	INTERSEROH AG	22,803	1,859,567
# *	Intershop Communications AG	58,426	190,431
#	Isra Vision Systems AG	10,917	186,188
	IVG Immobilien AG	98,946	1,823,410
*	IVU Traffic Technologies AG	39,047	48,580
*	Jenoptik AG	157,826	1,106,795
	K&S AG	29,624	3,575,250
*	Kampa AG	35,505	157,032
	KERAMAG Keramische Werke AG	13,000	1,355,866
	Kloeckner & Co. SE	69,122	2,728,419
	Kontron AG	181,781	2,316,272
	Krones AG	74,790	5,471,808
	KSB AG	4,521	3,132,818
#	Kuka AG	85,711	1,986,773
	KWS Saat AG	24,461	4,243,485
	Lanxess AG	225,235	8,637,642
*	Leifheit AG	12,500	206,497
	Leoni AG	115,861	5,147,056
	Loewe AG	25,187	492,508
#	LPKF Laser & Electronics AG	28,874	129,185
*	Manz Automation AG	553	115,944
#	MasterFlex AG	10,531	172,592
*	Mediclin AG	79,703	332,548
# *	Medigene AG	90,111	765,413
#	Medion AG	84,110	1,455,097
	Mensch und Maschine Software AG	27,532	216,909
#	MLP AG	220,135	4,455,914
*	Mologen AG	22,062	224,343
*	Morphosys AG	19,723	1,437,531

11

	MTU Aero Engines Holding AG	168,097	5,828,693
	Muehlabauer Holdings AG & Co. KGAA	15,349	523,950
	MVV Energie AG	140,767	6,697,660
#	Nemetschek AG	23,340	563,281
*	Nexus AG	37,949	126,469
	Norddeutsche Affinerie AG	155,196	7,151,563
# *	Nordex AG	108,048	3,913,433
#	OHB Technology AG	37,069	491,587
	Oldenburgische Landesbank AG	4,234	332,045
*	P&I Personal & Informatik AG	17,889	458,997
*	Paion AG	34,834	62,489
	Paragon AG	22,134	205,013
#	PC-Ware AG	15,184	344,195
#	Pfeiffer Vacuum Technology AG	31,639	2,776,092
#	Pfleiderer AG	171,935	2,579,521
*	Pixelpark AG	89,712	47,932
# *	Plambeck Neue Energien AG	148,115	594,464
	Praktiker Bau- Und Heimwerkermaerkte AG	111,800	1,670,719
# *	Premiere AG	314,084	5,771,946
	Progress-Werk Oberkirch AG	6,250	305,213
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	272,544
*	Pulsion Medical Systems AG	26,674	138,757
*	PVATepla AG	51,882	528,497
# *	QIAGEN NV	566,184	11,974,578
# *	QSC AG	295,921	882,679
	R. Stahl AG	14,839	651,474
#	Rational AG	15,083	2,645,647
	REALTECH AG	13,541	279,715
	Renk AG	19,400	1,794,198
*	REpower Systems AG	21,093	6,918,658
	Rheinmetall AG	110,565	7,031,614
	Rhoen-Klinikum AG	293,208	9,793,249
	Ruecker AG	21,675	225,832
*	S.A.G. Solarstrom AG	47,672	167,574
	Sartorius AG	32,181	909,998
#	Schlott Sebaldus AG	15,429	296,636
	Sektkellerei Schloss Wachenheim AG	15,120	141,764
*	Senator Entertainment AG	980	1,457
*	SGL Carbon AG	224,335	13,463,274
	Silicon Sensor International AG	12,195	142,668
# *	Singulus Technologies AG	112,455	1,113,510
*	Sinner AG	2,660	74,076
	Sixt AG	38,312	1,163,193
	SM Wirtschaftsberatungs AG	18,841	268,042
	Software AG	72,145	5,320,535
# *	Solar Millennium AG	35,500	1,363,517
# *	Solon AG fuer Solartechnik	18,988	1,173,507
#	Stada Arzneimittel AG	178,386	9,753,852
	STINAG Stuttgarter Invest AG	36,048	1,307,790
*	Stoehr & Co. AG	16,000	93,653
#	Stratec Biomedical Systems AG	27,297	776,399
	Sued-Chemie AG	29,146	3,569,739

12

#	Suedzucker AG	54,163	918,072
# *	Suess Microtec AG	59,969	334,434
	Symrise AG	134,213	2,323,897
	Syzygy AG	30,656	142,610
	Takkt AG	146,687	2,465,576
*	TDS Informationstechnologie AG	89,063	482,419
#	Technotrans AG	21,735	245,149
	Telegate AG	20,500	321,201
*	Teles AG	37,274	152,697
	Textilgruppe Hof AG	12,170	138,935
# *	Tomorrow Focus AG	101,081	433,782
	Umweltbank AG	17,805	361,508
	United Internet AG	27,992	406,545
#	Utimaco Safeware AG	35,121	743,046
	VBH Holding AG	9,415	72,133
# *	Versatel AG	5,266	122,808
#	Vivacon AG	60,307	862,068
	Vossloh AG	37,005	4,802,210
*	Wanderer-Werke AG	7,903	137,681
*	Washtec AG	54,420	797,480
	Wincor Nixdorf AG	115,500	8,457,465
*	Wirecard AG	210,816	2,578,926
	Wuerttembergische Lebensversicherung AG	28,123	1,098,724
	Wuerttembergische Metallwarenfabrik AG	30,330	1,249,112
# *	Zapf Creation AG	29,235	128,552
TOTAL — GERMANY			304,705,794

GREECE — (3.7%)
COMMON STOCKS — (3.7%)
*	Aegek S.A.	437,330	171,091
	Agricultural Bank of Greece S.A.	36,344	126,065
	Alapis Holdings Industrial & Commercial S.A.	2,156,420	5,379,987
	Alco Hellas ABEE S.A.	103,281	130,409
*	Alfa Alfa Energy S.A.	3,810	7,769
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,146,572
*	Alte Technical Co.	85,048	9,982
*	Altec S.A. Information & Communication Systems	80,278	68,687
	Alumil Milonas Aluminum Industry S.A.	52,886	195,797
*	Alysida S.A.	2,376	6,940
	Anek Lines S.A.	639,521	1,757,612
	Aspis Bank S.A.	228,007	614,627
*	Astir Palace Hotels S.A.	98,660	650,550
	Athens Medical Center S.A.	150,874	439,643
*	Atlantic Supermarkets S.A.	35,080	86,904
	Atti-Kat S.A.	196,084	145,195
	Autohellas S.A.	83,520	290,271
*	Babis Vovos International Construction S.A.	61,592	1,774,945
*	Balafas S.A.	15,200	4,237
*	Balkan Real Estate S.A.	41,970	170,839
	Bank of Attica S.A.	208,497	1,058,893

13

	Bank of Greece	75,415	6,933,733
	Benrubi S.A.	27,741	158,440
	C. Rokas S.A.	44,569	1,038,458
	Centric Multimedia S.A.	51,942	201,973
*	Daios Plastics S.A.	16,350	216,248
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	183,016	907,903
*	Dynamic Life S.A.	16,440	—
*	Edrasis-C.Psalllidas Technical Co.	69,338	77,726
	Elastron S.A.	86,086	178,799
*	Elbisco Holding S.A.	28,098	24,622
	Elektrak S.A.	36,580	239,181
	Elektroniki Athinon S.A.	34,490	315,490
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	523,226	5,131,689
*	Empedos S.A.	15,974	1,875
*	Emporiki Bank of Greece S.A.	4,980	96,816
	ETEM S.A.	64,874	107,759
	Etma Rayon S.A.	11,242	23,254
	Euro Reliance General Insurance Co. S.A.	55,110	177,052
	Euromedica S.A.	64,900	506,143
*	European Technical S.A.	32,750	11,051
	EYDAP Athens Water Supply & Sewage Co. S.A.	50,909	682,055
	F.G. Europe S.A.	4,536	14,176
*	Forthnet S.A.	461,900	1,679,189
	Fourlis Holdings S.A.	132,326	2,801,519
	Frigoglass S.A.	88,060	1,625,651
	GEK Group of Cos S.A.	176,229	1,769,809
	General Commercial S.A.	64,410	59,049
*	Geniki Bank	241,630	1,268,249
	Greek Postal Savings Bank	332,327	4,462,315
	Halkor S.A.	226,556	515,950
*	Hatzioannou Holdings S.A.	157,062	182,130
	Hellenic Cables S.A.	65,236	256,365
	Hellenic Duty Free Shops S.A.	101,270	1,598,660
	Hellenic Exchanges S.A.	137,358	1,621,199
*	Hellenic Sugar Industry S.A.	78,005	302,763
	Heracles General Cement Co. S.A.	93,293	1,677,392
	Iaso S.A.	212,195	2,144,524
	Inform P. Lykos S.A.	35,570	181,201
*	Informatics S.A.	3,778	1,718
*	Intersat S.A.	19,392	—
*	Intracom Holdings S.A.	313,706	753,123
	Intracom Technical & Steel Constructions S.A.	105,050	125,082
*	Ionian Hotel Enterprises S.A.	16,914	407,890
*	Ipirotiki Software & Publications S.A.	22,110	62,927
	J&P-Avax S.A.	163,746	919,088
	Karelia Tobacco Co., Inc. S.A.	5,810	468,297
	Kathimerini Publishing S.A.	47,170	426,311
*	Katselis Sons S.A. Bread Industry	41,545	58,539
	Lambrakis Press S.A.	118,587	549,610
*	Lan-Net S.A.	126,887	22,338
*	Lavipharm S.A.	96,324	278,510

14

*	Loulis Mills S.A.	41,702	169,088
*	M.J. Mailis S.A.	154,984	166,755
*	Maritime Company of Lesvos S.A.	299,836	208,894
	Metka S.A.	100,500	1,865,986
	Michaniki S.A.	165,545	735,377
	Minoan Lines S.A.	248,689	1,528,931
	Motodynamic S.A.	5,118	28,719
	Motor Oil (Hellas) Corinth Refineries S.A.	133,220	2,529,758
*	Multirama S.A.	10,990	58,021
	Mytilineos Holdings S.A.	317,226	3,648,647
	Nirefs Acquaculture S.A.	143,700	376,660
*	Parnassos Enterprises S.A.	50,700	121,277
*	Pegasus Publishing S.A.	95,510	302,174
*	Petzetakis S.A.	49,310	39,277
	Piraeus Leasing S.A.	5,765	40,468
	Piraeus Port Authority S.A.	17,752	514,886
*	Promota Hellas S.A.	8,860	2,990
	Proton Bank S.A.	13,961	132,634
	Real Estate Development & Services S.A.	94,497	407,702
	S&B Industrial Minerals S.A.	56,301	768,549
	Sanyo Hellas S.A.	168,151	159,310
	Sarantis S.A.	77,120	1,094,485
*	Sato Office and Houseware	62,978	96,080
*	Selected Textile Industry Assoc. S.A.	87,690	47,185
	Sfakianakis S.A.	91,320	748,054
	Sidenor Steel Products Manufacturing Co. S.A.	64,637	788,564
*	Singularlogic S.A.	100,470	394,607
*	Spyroy Agricultural Products S.A.	61,348	152,929
*	Stabilton S.A.	27,530	3,231
*	Technical Olympic S.A.	298,025	262,331
*	Technodomi M.Travlos Brothers S.A.	13,910	4,285
	Teletypos S.A. Mega Channel	79,988	746,907
	Terna Tourist Technical & Maritime S.A.	101,190	930,190
*	Themeliodomi S.A.	37,422	20,313
	Thessaloniki Port Authority S.A.	6,936	280,931
	Thrace Plastics Co. S.A.	109,280	160,525
	Titan Cement Co. S.A.	78,812	2,918,625
	Viohalco S.A.	418,755	3,428,511
*	Vioter S.A.	167,883	144,039
TOTAL — GREECE			83,528,751

IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
	Abbey P.L.C.	86,889	484,618
*	Aer Lingus Group P.L.C.	43,504	94,720
*	Aminex P.L.C.	440,966	122,462
*	Aryzta AG	180,993	9,857,141
*	Blackrock International Land P.L.C.	897,420	170,760
	C&C Group P.L.C.	375,871	1,360,315
*	C&C Group P.L.C.	156,000	562,621
*	Datalex P.L.C.	248,822	131,149

15

	DCC P.L.C.	318,216	7,686,298
	Donegal Creameries P.L.C.	26,085	216,180
*	Dragon Oil P.L.C.	1,481,861	8,344,968
	FBD Holdings P.L.C.	130,021	2,706,446
	Fyffes P.L.C.	1,051,012	538,423
	Glanbia P.L.C.	788,830	5,204,664
*	Glanbia P.L.C.	1,000	6,593
	Greencore Group P.L.C.	618,747	1,797,387
	IFG Group P.L.C.	205,432	467,138
	Independent News & Media P.L.C.	1,051,795	2,291,740
*	IONA Technologies P.L.C.	100,946	381,697
	Irish Continental Group P.L.C.	93,833	2,591,257
*	Irish Life & Permanent P.L.C.	51,604	480,490
# *	Kenmare Resources P.L.C.	2,265,253	1,455,226
	Kingspan Group P.L.C.	362,142	4,124,864
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	249,877
	Paddy Power P.L.C.	185,965	4,347,188
*	Providence Resources P.L.C.	6,258,198	688,092
	Readymix P.L.C.	323,262	379,674
	Total Produce P.L.C.	897,420	703,743
	United Drug P.L.C.	813,952	4,716,129
*	Waterford Wedgwood P.L.C.	7,869,750	68,968
TOTAL COMMON STOCKS			62,230,828

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—
TOTAL — IRELAND			62,230,828

ITALY — (7.4%)
COMMON STOCKS — (7.4%)
*	A.S. Roma SpA	293,436	396,625
	ACEA SpA	183,885	3,240,383
	Acegas-APS SpA	114,287	894,429
	Actelios SpA	343,329	3,520,268
# *	Aedes SpA	324,161	469,277
	Aeroporto de Firenze SpA	17,918	470,459
#	Amplifon SpA	521,701	1,556,745
*	Ansaldo STS SpA	4,230	64,784
#	Astaldi SpA	222,877	1,747,653
	Autogrill SpA, Novara	238,166	2,963,798
#	Azimut Holding SpA	437,146	3,821,222
#	Banca Finnat Euramerica SpA	706,431	842,867
	Banca Generali SpA	21,809	150,578
	Banca Ifis SpA	54,527	674,058
	Banca Intermobiliare SpA	319,984	1,943,044
*	Banca Italease SpA	250,936	2,167,222
	Banca Piccolo Credito Valtellinese Scarl SpA	493,274	4,876,462
#	Banca Popolare dell’Etruria e del Lazio Scarl	392,484	3,877,888
	Banca Profilo SpA	253,156	400,744

16

	Banco di Desio e della Brianza SpA	293,962	2,533,801
#	Beghelli SpA	427,981	456,855
	Benetton Group SpA	215,540	2,260,732
	Beni Stabili SpA, Roma	1,309,500	1,418,842
	Biesse SpA	55,616	662,298
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	561,703
	Brembo SpA	145,288	1,657,348
#	Bulgari SpA	407,043	4,162,739
#	C.I.R. SpA - Compagnie Industriali Riunite	1,475,764	3,765,643
	Caltagirone Editore SpA	173,503	936,839
	Caltagirone SpA	255,879	1,856,120
	Cam Finanziaria SpA	36,527	41,132
	Carraro SpA	85,800	557,975
	Cembre SpA	40,330	279,936
	Cementir SpA	262,430	1,553,041
*	Ciccolella SpA	30,000	60,808
*	Cirio Finanziaria SpA	175,000	—
	Class Editore SpA	165,655	228,014
	Credito Artigiano SpA	371,969	1,445,931
	Credito Bergamasco SpA	137,120	5,367,792
#	Credito Emiliano SpA	234,927	2,204,689
	CSP International Fashion Group SpA	79,165	123,918
	Danieli & Co. SpA	97,048	2,895,972
	Davide Campari - Milano SpA	470,657	3,928,685
	De Longhi SpA	314,782	1,267,263
# *	Digital Multimedia Technologies SpA	25,000	788,846
#	Emak SpA	57,399	408,173
*	ERG Renew SpA	95,849	298,864
#	ERG SpA	195,275	3,965,135
	Ergo Previdenza SpA	128,343	686,895
#	Esprinet SpA	81,154	396,232
# *	Fiera Milano SpA	37,863	336,969
*	Fin.Part SpA	133,481	—
	Gefran SpA	31,849	200,170
*	Gemina SpA	1,222,209	1,518,336
#	Geox SpA	107,961	1,311,600
#	Gewiss SpA	249,008	1,358,331
	Granitifiandre SpA	82,117	771,337
*	Greenergycapital SpA	4,794	4,856
	Gruppo Ceramiche Ricchetti SpA	127,131	290,082
*	Gruppo Coin SpA	77,286	361,908
#	Gruppo Editoriale L’Espresso SpA	808,634	2,019,135
# *	Guala Closures SpA	100,675	631,104
	Hera SpA	844,353	2,841,394
	I Grandi Viaggi SpA	98,547	163,044
	Immsi SpA	717,616	935,216
# *	Impregilo SpA	1,215,577	6,487,852
#	Indesit Co. SpA	204,479	2,331,503
	Industria Macchine Automatique SpA	72,957	1,546,675
	Industria Romagnola Conduttori Elettrici SpA	43,452	159,475
	Intek SpA	661,259	541,404
	Interpump Group SpA	248,737	2,151,656

17

	Iride SpA	1,538,279	4,160,114
*	Isagro SpA	10,591	77,559
	Italmobiliare SpA	24,194	1,744,436
# *	Juventus Football Club SpA	403,805	612,739
	KME Group SpA	479,430	547,091
#	Mariella Burani SpA	58,212	1,311,953
	Marr SpA	131,000	1,100,722
#	Mediolanum SpA	121,382	526,482
	Meliorbanca SpA	249,443	1,158,051
	Milano Assicurazioni SpA	654,112	3,332,138
	Mirato SpA	36,779	381,892
#	Mondadori (Arnoldo) Editore SpA	372,799	2,040,223
*	Monrif SpA	315,834	323,059
*	Montefibre SpA	182,887	117,409
	Navigazione Montanari SpA	263,594	1,189,495
*	NGP SpA	17,891	9,186
*	Nice SpA	14,229	63,297
*	Opengate Group SpA	4,000	11,208
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	200,609
	Permasteelisa SpA	67,249	1,378,114
# *	Piaggio & C SpA	364,180	839,251
# *	Pininfarina SpA	31,285	299,643
#	Pirelli & C.Real Estate SpA	41,706	812,753
*	Poligrafici Editoriale SpA	257,869	244,580
	Premafin Finanziaria SpA	1,099,328	2,158,622
*	RDM Realty SpA	5,771	22,941
	Recordati SpA	402,035	2,813,162
*	Reno de Medici SpA	683,435	279,499
*	Richard-Ginori 1735 SpA	140,800	85,103
# *	Risanamento Napoli SpA	372,485	664,996
#	Sabaf SpA	23,325	607,547
	SAES Getters SpA	30,068	631,643
#	Safilo Group SpA	518,810	876,311
#	SAVE SpA	97,954	1,111,473
*	Schiapparelli 1824 SpA	1,053,848	73,325
	Smurfit Sisa SpA	69,977	225,781
*	Snia SpA	334,003	210,927
# *	Societa Partecipazioni Finanziarie SpA	959,063	561,767
#	Societe Cattolica di Assicurazoni Scrl SpA	163,286	7,731,610
# *	Socotherm SpA	66,740	392,146
	Sogefi SpA	324,310	1,171,167
	Sol SpA	194,092	1,146,588
*	Sorin SpA	1,111,854	1,336,377
# *	Stefanel SpA	216,413	106,484
*	Tecnodiffusione Italia SpA	3,332	—
# *	Telecom Italia Media SpA	6,317,650	1,194,453
# *	Tiscali SpA	1,176,229	2,618,345
#	Tod’s SpA	51,986	3,177,556
	Trevi Finanziaria SpA	125,441	2,891,924
*	Viaggi del Ventaglio SpA	93,237	47,920
	Vianini Industria SpA	59,070	238,756

18

	Vianini Lavori SpA	180,752	2,358,351
*	Vincenzo Zucchi SpA	144,350	522,639
	Vittoria Assicurazioni SpA	62,484	933,472
TOTAL COMMON STOCKS			165,485,663

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	25,281
*	Negri Bossi SpA Warrants 06/30/10	38,000	7,972
TOTAL RIGHTS/WARRANTS			33,253

TOTAL — ITALY			165,518,916

NETHERLANDS — (5.8%)
COMMON STOCKS — (5.8%)
	Aalberts Industries NV	365,614	5,622,398
#	Accell Group NV	34,374	1,244,716
*	AFC Ajax NV	18,134	200,434
	Amsterdam Commodities NV	60,689	372,886
#	Arcadis NV	186,219	3,951,429
# *	ASM International NV	202,031	5,006,609
*	Atag Group NV	4,630	1,970
	Batenburg Beheer NV	10,306	366,709
# *	BE Semiconductor Industries NV	142,819	633,413
#	Beter Bed Holding NV	69,403	963,597
	Boskalis Westminster CVA	137,027	8,093,587
	Brunel International NV	65,086	1,506,381
	Crown Van Gelder NV	18,307	251,361
# *	Crucell NV	237,868	3,832,751
# *	Crucell NV ADR	45,768	737,322
	DOCdata NV	22,463	204,278
#	Draka Holding NV	48,947	1,464,251
	Eriks Group NV	43,983	2,707,488
	Exact Holding NV	97,790	2,967,833
#	Fornix Biosciences NV	29,890	401,192
	Gamma Holding NV	21,255	758,937
*	Gemalto NV	148,359	6,341,076
	Grontmij NV	78,112	2,792,530
#	Heijmans NV	91,720	1,772,053
	ICT Automatisering NV	35,281	413,672
	Imtech NV	256,265	6,574,641
#	Innoconcepts NV	80,237	1,271,532
*	Jetix Europe NV	133,537	3,350,788
	Kas Bank NV	49,050	1,696,223
	Kendrion NV	41,018	966,888
	Koninklijke Bam Groep NV	428,118	7,551,497
	Koninklijke Ten Cate NV	98,255	3,871,369
	Koninklijke Vopak NV	73,543	4,330,161
*	Laurus NV	262,779	1,432,756
#	Macintosh Retail Group NV	99,784	1,772,899
*	Maverix Capital NV	1,500	—
	Nederlandsche Apparatenfabriek NV	29,670	1,043,650

19

*	Nedfield NV	47,757	183,132
	Nutreco Holding NV	143,491	8,858,202
	Oce NV	347,053	3,369,794
	OPG Groep NV	214,534	3,586,305
	Ordina NV	155,263	1,658,987
# *	Pharming Group NV	285,229	366,165
*	Punch Graphix NV	12,412	75,931
# *	Qurius NV	351,539	250,808
	Randstad Holdings NV	28,342	869,056
	Royal Reesink NV	2,050	272,936
	RSDB NV	12,436	648,327
*	Samas NV	114,215	408,939
	SBM Offshore NV	63,484	1,535,922
	Sligro Food Group NV	154,740	5,334,219
	Smit Internationale NV	45,380	3,496,629
	Stern Groep NV	1,258	43,046
#	Telegraaf Media Groep NV	173,335	4,580,866
*	Textielgroep Twenthe NV	1,000	3,668
	TKH Group NV	101,120	2,271,841
	Unit 4 Agresso NV	76,624	1,658,899
	USG People NV	192,665	3,486,908
# *	Van der Moolen Holding NV	117,201	864,862
*	Wavin NV	13,516	109,674
TOTAL — NETHERLANDS			130,406,393

NORWAY — (3.9%)
COMMON STOCKS — (3.9%)
#	Acta Holding ASA	584,100	537,109
# *	Aker Yards ASA	359,443	4,159,079
#	Aktiv Kapital ASA	78,617	1,020,895
	Arendals Fosse Kompani ASA	100	35,480
	Austevoll Seafood ASA	12,352	55,055
# *	Awilco Offshore ASA	275,012	4,258,982
# *	Birdstep Technology ASA	111,000	129,359
# *	Blom ASA	80,567	555,890
	Bonheur ASA	67,400	2,951,247
# *	BW Gas, Ltd.	83,929	793,207
*	BW Offshore, Ltd.	130,779	332,418
#	Camillo Eitze & Co. ASA	58,200	573,943
#	Cermaq ASA	253,442	2,452,874
# *	Det Norske Oljeselskap ASA	3,140,200	5,043,438
	DOF ASA	117,906	1,182,808
	EDB Business Partner ASA	153,154	830,364
*	Eitzen Chemical ASA	68	240
	Ekornes ASA	115,190	1,881,444
# *	Electromagnetic GeoServices AS	15,100	57,278
# *	Eltek ASA	148,239	626,739
*	Ementor ASA	218,164	1,322,431
	Farstad Shipping ASA	64,740	1,702,584
	Ganger Rolf ASA	54,353	2,101,493
*	Gregoire ASA	25,808	6,425

20

	Havila Shipping ASA	22,400	330,048
*	Ignis ASA	37,372	29,016
# *	IOT Holdings ASA	75,603	20,913
	Itera Consulting Group ASA	168,000	128,553
# *	Kongsberg Automotive ASA	145,800	413,089
	Kongsberg Gruppen ASA	49,500	3,325,810
*	Kverneland Group ASA	258,080	590,392
#	Leroy Seafood Group ASA	99,700	1,478,330
# *	Marine Harvest	1,735,400	1,208,723
*	Nordic Semiconductor ASA	51,200	235,133
# *	Norse Energy Corp. ASA	1,175,079	1,190,404
# *	Norske Skogindustrier ASA Series A	125,025	681,673
# *	Norwegian Air Shuttle ASA	49,007	431,753
	Odfjell ASA Series A	94,900	952,909
*	ODIM ASA	49,787	781,326
#	Olav Thon Eiendomsselskap ASA	13,360	1,853,823
# *	PCI Biotech AS	3,356	6,653
# *	Petrolia Drilling ASA	2,020,000	782,081
# *	Photocure ASA	33,562	211,121
	Prosafe ASA	550,130	4,953,436
# *	Q-Free ASA	85,000	148,788
*	Revus Energy ASA	62,449	957,699
	Rieber and Son ASA Series A	109,654	889,113
# *	Roxar ASA	111,454	103,038
	Scana Industrier ASA	294,078	766,788
	Schibsted ASA	52,065	1,337,181
# *	Sevan Marine ASA	494,909	5,084,569
*	Software Innovation ASA	51,795	84,485
	Solstad Offshore ASA	59,900	1,285,142
# *	Songa Offshore ASA	177,802	2,505,477
	SpareBanken 1 SMN	153,410	1,328,617
*	Synnove Finden ASA	27,317	96,280
#	Tandberg ASA Series A	311,410	6,736,518
*	Tandberg Data ASA	1,039	325
# *	TGS Nopec Geophysical Co. ASA	442,129	5,903,920
#	Tomra Systems ASA	604,728	4,093,236
	TTS Marine ASA	41,000	524,835
	Veidekke ASA	319,230	2,039,877
	Wilh. Wilhelmsen ASA	63,750	1,993,965
TOTAL — NORWAY			88,095,821

PORTUGAL — (1.2%)
COMMON STOCKS — (1.2%)
#	Altri SGPS SA	68,155	258,519
	Banco BPI SA	220,141	739,774
	Corticeira Amorim	230,410	437,824
	Finibanco Holdings SGPS SA	197,573	823,211
	Ibersol SGPS SA	20,401	219,073
# *	Impresa Sociedade Gestora de Participacoes SA	380,332	690,490
# *	Investimentos Participacoes e Gestao SA	319,480	290,353
	Jeronimo Martins SGPS SA	753,805	6,457,269

21

#	Mota-Engil SGPS SA	351,723	1,876,425
*	Novabase SGPS	67,691	493,538
# *	ParaRede SGPS SA	54,559	96,621
#	Portucel-Empresa Produtora de Pasta de Papel SA	851,940	2,533,085
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,961	2,356,720
#	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	737,888
	Sociedade de Investimento e Gestao SGPS SA	265,882	2,991,612
#	Sonae Industria SGPS SA	280,469	1,087,651
# *	Sonaecom SGPS SA	583,911	1,668,248
*	Sporting Sociedade Desportiva de Futebol	10,459	24,452
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	174,324
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,141,869
	Toyota Caetano Portugal SA	54,900	831,586
TOTAL — PORTUGAL			25,930,532

SPAIN — (5.0%)
COMMON STOCKS — (5.0%)
#	Abengoa SA	138,172	3,695,349
#	Adolfo Dominguez SA	20,351	373,753
#	Amper SA	90,745	939,435
#	Antena 3 de Television SA	247,218	2,221,264
# *	Avanzit SA	571,836	1,191,528
# *	Azkoyen SA	67,174	500,196
#	Banco de Andalucia SA	9,800	675,755
	Banco de Credito Balear SA	35,424	610,419
#	Banco Guipuzcoano SA	344,019	3,833,180
#	Banco Pastor SA	255,479	2,473,852
*	Baron de Ley SA	14,325	930,308
# *	Bolsas y Mercados Espanoles	71,165	2,123,309
#	Campofrio Alimentacion SA	99,887	1,360,730
#	Cementos Portland Valderrivas SA	31,558	1,733,223
	Compania Vinicola del Norte de Espana SA	16,600	396,777
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,120,785
# *	Corporacion Dermoestetica	65,100	409,651
# *	Dogi International Fabrics SA	111,418	99,664
#	Duro Felguera SA	177,786	1,554,877
	Ebro Puleva SA	313,900	5,414,237
#	Electnor SA	102,087	4,004,351
# *	Ercros SA	2,328,584	747,868
*	Espanola del Zinc SA	29,250	65,002
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	469,000	3,828,786
# *	General de Alquiler de Maquinaria	32,241	601,593
#	Gestevision Telecinco SA	84,182	1,082,963
	Grupo Catalana Occidente SA	165,288	4,711,027
#	Grupo Empresarial Ence SA	368,840	2,654,621
#	Iberia Lineas Aereas de Espana SA	1,381,661	4,096,181
	Iberpapel Gestion SA	26,621	501,905
# *	Inbesos SA	12,494	79,973
	Indra Sistemas SA	47,420	1,213,915

22

	Inmobiliaria del Sur SA	2,764	122,027
#	La Seda de Barcelona SA	1,981,134	2,720,158
	Mecalux SA	61,329	1,585,127
	Miquel y Costas & Miquel SA	26,111	347,368
#	Natra SA	88,094	817,329
# *	Natraceutical SA	746,798	786,836
#	NH Hoteles SA	260,195	3,172,908
	Nicolas Correa SA	26,994	235,385
	Obrascon Huarte Lain SA	133,899	3,777,964
#	Papeles y Cartones de Europa SA	199,144	1,252,748
	Pescanova SA	26,443	1,179,729
	Prim SA	35,840	493,667
#	Promotora de Informaciones SA	312,559	2,721,922
	Prosegur Cia de Seguridad SA	90,189	3,599,829
#	Service Point Solutions SA	474,916	1,122,879
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	527,086
#	Sol Melia SA	212,854	1,827,535
#	SOS Cuetara SA	356,909	7,123,555
# *	Tavex Algodonera SA	244,131	492,994
# *	Tecnocom Telecomunicaciones y Energia SA	124,371	658,374
#	Tubacex SA	439,949	3,758,885
	Tubos Reunidos SA	433,380	2,448,208
#	Unipapel SA	48,800	898,170
*	Urbas Guadahermosa SA	247,319	79,702
# *	Vertice Trescientos Sesenta Grados SA	57,183	108,477
	Vidrala SA	66,637	1,891,822
#	Viscofan SA	188,908	3,780,261
#	Vocento SA	199,226	2,188,722
# *	Zeltia SA, Madrid	573,453	4,488,742
TOTAL — SPAIN			111,454,886

SWEDEN — (4.4%)
COMMON STOCKS — (4.4%)
#	Aarhuskarlshamn AB	50,116	1,070,563
#	Acando AB	160,086	330,723
# *	Active Biotech AB	83,850	568,856
#	Addtech AB Series B	60,700	1,214,661
	AF AB Series B	48,500	1,327,704
# *	Anoto Group AB	261,833	171,119
	Aros Quality Group AB	41,400	249,456
*	Artimplant AB Series B	13,000	5,223
	Atrium Ljungberg AB Series B	15,200	151,766
	Axfood AB	92,000	2,889,822
#	Axis Communications AB	180,094	2,217,676
#	B&B Tools AB	80,150	1,706,837
*	BE Group AB	26,200	238,415
	Beiger Electronics AB	14,700	335,973
	Beijer Alma AB	58,800	727,798
	Bilia AB Series A	116,725	781,785
	Billerud AB	168,100	1,325,302
*	BioGaia AB Series B	38,000	274,316

23

*	Biotage AB	141,240	176,031
*	Biovitrum AB	3,390	31,207
	Boliden AB	140,674	886,216
	Bong Ljungdahl AB	24,800	133,291
*	Brostrom AB Series B	93,359	820,273
	Cantena AB	58,362	904,969
#	Cardo AB	63,000	1,673,707
*	Carl Lamm Holding AB	37,732	204,729
	Castellum AB	420,800	4,307,443
#	Clas Ohlson AB Series B	102,500	1,381,211
	Cloetta AB Series B	28,800	1,026,287
	Concordia Maritime AB Series B	70,300	212,432
	Consilium AB Series B	16,994	118,629
#	D. Carnegie & Co. AB	186,300	2,333,423
#	Elekta AB Series B	311,300	6,607,756
*	Enea Data AB Series B	56,200	291,390
#	Eniro AB	426,756	1,854,285
	Fabege AB	403,000	2,897,826
	Fagerhult AB	16,800	397,858
#	G & L Beijer AB Series B	28,200	603,967
	Geveko AB	10,800	134,602
#	Gunnebo AB	106,800	613,080
	Gunnebo Industrier AB	10,000	286,371
	Hakon Invest AB	9,999	142,272
	Haldex AB	74,500	1,067,974
	Heba Fastighets AB Series B	43,500	324,929
*	Hexpol AB	8,172	68,409
*	HIQ International AB	126,689	525,798
	HL Display AB Series B	57,600	347,912
	Hoganas AB Series B	88,300	1,686,386
#	Holmen AB Series B	18,200	580,604
*	Home Capital AB	25,400	250,035
#	Home Properties AB	25,400	364,031
# *	IBS AB Series B	150,000	169,683
	Industrial & Financial Systems AB Series B	50,260	433,623
	Intrum Justitia AB	181,300	2,829,933
#	JM AB	275,373	3,297,939
*	KappAhl Holding AB	75,659	523,996
	Klovern AB	303,476	1,005,599
#	Kungsleden AB	424,500	3,275,628
# *	Lagercrantz Group AB Series B	64,300	317,749
	Lammhults Design Group AB	19,547	189,995
*	LBI International AB	107,651	308,317
#	Lennart Wallenstam Byggnads AB Series B	123,900	1,966,381
*	Lindab International AB	48,685	797,366
*	Lundin Petroleum AB	34,020	371,094
#	Meda AB Series A	105,190	1,292,928
*	Medivir Series B	44,650	378,289
*	Mekonomen AB	11,450	155,010
# *	Micronic Laser Systems AB	105,400	371,997
*	Midelfart Sonesson AB Series B	4,160	5,292
	Munters AB	187,200	1,505,702

24

	NCC AB Series B	222,720	2,913,553
*	Net Insight AB Series B	924,000	729,122
	New Wave Group AB Series B	107,400	451,335
#	NIBE Industrier AB	198,220	1,355,209
	Nobia AB	433,500	2,325,893
	Nolato AB Series B	66,440	606,613
	OEM International AB Series B	44,400	307,933
#	ORC Software AB	36,300	668,246
*	Pa Resources AB	367,609	2,843,109
*	Partnertech AB	28,800	157,264
	Peab AB Series B	250,400	1,697,006
	Peab Industri AB	125,200	1,014,102
	Poolia AB Series B	33,150	175,600
*	Pricer AB Series B	1,711,500	148,244
	Proact It Group AB	29,000	163,570
# *	Proffice AB	215,400	566,004
	Profilgruppen AB	16,300	161,305
#	Q-Med AB	159,200	887,030
#	RaySearch Laboratories AB	38,100	103,918
# *	Readsoft AB Series B	48,800	83,782
	Rederi AB Transatlantic Series B	95,600	628,849
*	Rezidor Hotel Group AB	19,400	79,179
#	rnb Retail and Brands AB	130,200	262,027
*	Rottneros Bruk AB	400,600	129,339
*	SAS AB	35,000	250,375
*	Scribona AB Series B	226,140	190,299
*	Semcon AB	39,900	345,560
	Sigma AB Series B	25,800	20,772
# *	Sintercast AB	11,800	191,750
	Skanditek Industrifoervaltnings AB	156,975	466,895
	Skistar AB	94,800	1,279,008
	Studsvik AB	21,900	439,310
	SWECO AB Series B	188,700	1,480,791
*	Teleca AB Series B	157,200	116,302
	Ticket Travel Group AB	27,152	35,820
# *	TradeDoubler AB	26,400	230,598
#	Trelleborg AB Series B	301,555	5,227,190
#	Uniflex AB Series B	3,630	60,936
	VBG AB Series B	1,084	17,451
*	Vitrolife AB	41,500	187,950
*	Wedins Skor & Accessoarer AB	109,400	30,668
	Wihlborgs Fastigheter AB	65,658	1,134,653
TOTAL COMMON STOCKS			98,204,409

RIGHTS/WARRANTS — (0.0%)
*	rnb Retail and Brands AB Rights 09/18/08	130,200	140,278
TOTAL — SWEDEN			98,344,687

25

SWITZERLAND — (10.4%)
COMMON STOCKS — (10.3%)
*	Actelion, Ltd.	4,763	273,402
	AFG Arbonia-Forster Holding AG	4,799	1,024,303
	Allreal Holding AG	32,721	3,801,929
	Also Holding AG	16,678	817,084
*	Ascom Holding AG	92,504	904,358
	Bachem Holdings AG	26,438	2,203,933
	Bank Coop AG	31,715	2,245,725
	Bank Sarasin & Cie Series B	177,800	7,662,287
	Banque Cantonale de Geneve	4,141	906,578
	Banque Cantonale du Jura	4,500	256,666
	Banque Cantonale Vaudoise	9,267	2,804,920
	Banque Privee Edmond de Rothschild SA	161	5,312,497
	Barry Callebaut AG	5,017	3,293,564
	Basellandschaftliche Kantonalbank	600	529,993
*	Basilea Pharmaceutica AG	2,629	404,599
	Basler Kantonalbank	5,250	552,509
	Belimo Holdings AG	1,884	1,770,631
	Bellevue Group AG	27,315	1,424,013
	Berner Kantonalbank	25,110	5,310,892
	Bobst Group AG	36,682	2,583,540
	Bossard Holding AG	8,467	552,602
	Bucher Industries AG	33,489	6,866,263
	Calida Holding AG	396	152,344
*	Card Guard AG	32,013	291,430
	Carlo Gavazzi Holding AG	1,065	159,599
	Charles Voegele Holding AG	29,471	1,530,251
	Clariant AG	779,419	7,000,091
	Compagnie Financiere Tradition	5,202	740,002
	Conzzeta AG	1,415	3,357,998
	Daetwyler Holding AG	34,800	2,141,716
	Dufry Group	6,429	465,747
	Edipresse SA	1,572	497,505
*	Eichhof Holding AG	458	187,172
*	Eichhoff Getranke Holding AG	458	689,319
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,978,256
	ELMA Electronic AG	472	256,274
	Emmi AG	13,638	1,591,235
#	Ems-Chemie Holding AG	27,759	3,413,015
	Energiedienst Holding AG	82,650	5,097,547
	Feintol International Holding AG	1,601	461,017
	Flughafen Zuerich AG	13,445	4,895,992
#	Forbo Holding AG	5,990	2,524,284
	Fuchs Petrolub AG	19,809	1,653,224
	Galenica Holding AG	15,736	6,231,684
	George Fisher AG	11,318	4,296,140
	Gurit Holding AG	1,326	1,190,187
	Helvetia Holding AG	12,833	3,977,339
	Hexagon AB	81,720	1,333,166
	Implenia AG	49,554	1,307,421
	Industrieholding Cham AG	1,704	556,697
	Interroll-Holding SA	2,475	883,412
	Intershop Holding AG	3,444	1,001,688

26

	Jelmoli Holding AG (4382641)	1,521	3,720,402
#	Jelmoli Holding AG (4382652)	2,835	1,392,615
	Kaba Holding AG	10,381	2,799,469
*	Kardex AG	17,985	977,152
	Komax Holding AG	9,005	1,098,024
	Kudelski SA	106,944	1,367,430
	Kuoni Reisen Holding AG	13,594	6,462,228
	Lem Holdings SA	3,651	1,057,828
	Lonza Group AG	52,233	7,373,543
	Luzerner Kantonalbank AG	18,593	4,359,288
	Medisize Holding AG	13,260	887,718
	Metraux Services Holdings SA	1,853	247,846
*	Micronas Semiconductor Holding AG	78,808	496,327
*	Mikron Holding AG	43,452	392,085
	Mobilezone Holding AG	115,610	782,383
	Orell Fuessli Holding AG	5,076	919,125
*	Parco Industriale e Immobiliare SA	600	1,907
*	Petroplus Holdings AG	12,985	594,365
	Phoenix Mecano AG	3,041	1,361,025
	PSP Swiss Property AG	145,325	8,801,624
	PubliGroupe SA	6,325	1,308,454
	Rieters Holdings AG	15,690	5,082,707
	Romande Energie Holding SA	2,839	7,468,831
# *	Schaffner Holding AG	1,830	378,407
	Schulthess Group AG	14,570	818,467
	Schweiter Technology AG	4,193	1,612,497
	Schweizerhall Holding AG	8,648	1,766,096
	Schweizerische National Versicherungs Gesellschaft	1,881	1,211,607
	SIA Abrasives Holding AG	2,381	834,304
	Siegfried Holding AG	8,560	1,183,922
*	Sihl	150	409
	Sika AG	2,963	3,758,020
	Societa Elettrica Sopracenerina SA	2,409	609,980
	Societe Generale d’Affichage	5,872	965,486
	St. Galler Kantonalbank	9,217	3,924,798
	Sulzer AG	30,134	3,702,554
	Swiss Prime Site AG	79,934	4,708,269
*	Swisslog Holding AG	798,972	716,186
*	Swissmetal Holding AG	17,585	286,611
	Swissquote Group Holding SA	41,220	1,455,569
	Tamedia AG	15,322	1,806,682
	Tecan Group AG	40,139	2,274,620
*	Temenos Group AG	152,630	4,004,953
	Tornos SA	38,028	295,955
	Valartis Group AG	10,374	423,626
	Valiant Holding AG	59,231	10,547,325
	Valora Holding AG	12,004	2,845,503
	Vaudoise Assurances Holdings SA	3,233	557,508
	Villars Holding SA	150	71,959
	Vontobel Holdings AG	97,572	3,247,254
*	VZ Holding AG	266	17,650
	Walliser Kantonalbank	1,457	629,467

27

	WMH Walter Meier Holding AG	4,878	675,371
*	Ypsomed Holdings AG	2,419	195,395
	Zehnder Holding AG	786	884,606
	Zueblin Immobilien Holding AG	78,908	597,497
	Zuger Kantonalbank	630	2,059,069
	TOTAL COMMON STOCKS		231,384,038

	PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,448,145

	RIGHTS/WARRANTS — (0.0%)
*	Berner Kantonalbank Rights 08/19/08	25,110	121,314

	TOTAL — SWITZERLAND		232,953,497

		Face
		Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $2,115,000 FNMA 6.00%, 05/01/38, valued at $2,132,792) to be repurchased at $2,097,452	$2,097	2,097,000

	SECURITIES LENDING COLLATERAL — (15.9%)
§ @	DFA Short Term Investment Fund LP	351,643	351,643,117

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $22,359,410 FNMA STRIP Principal Only 0.000%, 01/01/33, valued at $4,863,128) to be repurchased at $4,768,906	4,768	4,767,772

	TOTAL SECURITIES LENDING COLLATERAL		356,410,889

	TOTAL INVESTMENTS - (100.0%) (Cost $1,940,733,126) ##		$2,237,735,194

28

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (82.6%)
Consumer Discretionary — (8.3%)
*	AlarmForce Industries, Inc.	700	$3,336
	Astral Media, Inc. Class A	178,147	5,576,951
* #	Azure Dynamics Corp.	339,950	72,037
* #	Ballard Power Systems, Inc.	330,452	1,531,196
	BMTC Group, Inc.	42,800	755,792
* #	CanWest Global Communications Corp.	132,500	378,108
*	Coastal Contacts, Inc.	146,900	113,447
	Cogeco Cable, Inc.	60,656	2,513,528
	Corus Entertainment, Inc. Class B	272,900	5,019,530
	Dorel Industries, Inc. Class B	97,600	3,105,956
	easyhome, Ltd.	3,600	55,858
	Forzani Group, Ltd. Class A	125,900	1,660,011
*	Glacier Media, Inc.	123,200	446,713
	Glentel, Inc.	14,800	133,810
*	Great Canadian Gaming Corp.	287,900	2,320,987
	Le Chateau, Inc.	75,000	974,760
	Leon’s Furniture, Ltd.	119,377	1,343,525
	Linamar Corp.	148,180	1,648,150
*	Mad Catz Interactive, Inc.	70,200	50,908
*	Martinrea International, Inc.	218,078	1,499,312
*	MDC Partners, Inc. Class A	73,100	585,186
*	MEGA Brands, Inc.	156,300	404,808
#	Quebecor, Inc. Class B	149,093	3,977,966
#	Reitmans Canada, Ltd.	188,300	2,899,515
* #	RONA, Inc.	420,985	5,352,512
#	Torstar Corp. Class B	160,300	2,309,842
	TVA Group, Inc. Class B	7,000	86,890
	Uni-Select, Inc.	52,100	1,177,623
	Wescast Industries, Inc.	9,900	43,775
*	West 49, Inc.	45,700	22,381
*	Westport Innovations, Inc.	84,239	1,059,138
Total Consumer Discretionary			47,123,551

Consumer Staples — (3.4%)
	Alimentation Couche-Taro, Inc. Class B	110,800	1,356,564
	Canada Bread Co., Ltd.	12,800	723,300
*	CoolBrands International, Inc.	38,200	25,543
	Corby Distilleries, Ltd.	45,408	851,026
*	Cott Corp.	378,700	720,450
	Empire Co., Ltd. Class A	5,700	250,536
	Jean Coutu Group PJC, Inc. Class A	465,100	3,701,351
	Maple Leaf Foods, Inc.	261,800	2,157,421
#	Rothmans, Inc.	191,200	5,366,133

1

*	Saskatchewan Wheat Pool, Inc.	289,900	3,344,580
* #	SunOpta, Inc.	128,000	843,850
	Sun-Rype Products, Ltd.	100	848
Total Consumer Staples			19,341,602

Energy — (20.3%)
*	Accrete Energy, Inc.	45,900	269,746
	Akita Drilling, Ltd.	36,500	424,538
*	Alberta Clipper Energy, Inc.	163,200	424,215
*	Anderson Energy, Ltd.	248,933	890,888
* #	Antrim Energy, Inc.	407,800	1,079,222
*	Arawak Energy, Ltd.	146,648	193,358
* #	Arsenal Energy, Inc.	124,600	83,317
* #	Aurora Energy Resources, Inc.	217,000	465,963
* #	Bankers Petroleum, Ltd.	505,033	2,306,848
	Baytex Energy Trust	15,570	476,573
*	Berens Energy, Ltd.	208,200	201,965
*	Birch Mountain Resources, Ltd.	21,051	3,965
*	Birchcliff Energy, Ltd.	310,900	3,739,116
* #	BNK Petroleum, Inc.	136,440	224,873
* #	Bow Valley Energy, Ltd.	255,500	1,080,425
*	Breaker Energy, Ltd.	117,800	1,173,784
*	Cadence Energy, Inc.	178,900	1,137,290
	Calfrac Well Services, Ltd.	85,464	2,054,098
*	Calvalley Petroleum, Inc.	287,939	688,797
*	Canadian Superior Energy, Inc.	432,056	1,656,120
*	Candax Energy, Inc.	495,000	317,009
*	Canyon Services Group, Inc.	19,000	55,830
*	Caspian Energy, Inc.	37,500	7,593
*	CE Franklin, Ltd.	20,400	201,733
*	Celtic Exploration, Ltd.	101,300	1,512,154
	CHC Helicopter Corp. Class A	34,100	977,589
*	Cinch Energy Corp.	147,000	256,122
* #	Coalcorp Mining, Inc.	281,371	352,442
*	Comaplex Minerals Corp.	74,200	419,288
*	Compton Petroleum Corp.	312,700	2,662,279
* #	Connacher Oil & Gas, Ltd.	711,500	2,747,363
*	Corridor Resources, Inc.	286,580	1,565,421
* #	Crew Energy, Inc.	219,836	3,105,613
*	Delphi Energy Corp.	196,400	462,422
* #	Denison Mines Corp.	622,931	3,525,914
* #	Ember Resources, Inc.	42,600	56,169
	Ensign Energy Services, Inc.	166,000	3,738,049
*	Fairborne Energy, Ltd.	213,000	2,724,185
* #	First Calgary Petroleums, Ltd. Class A	884,300	2,098,734
*	Flint Energy Services, Ltd.	126,700	2,092,972
*	Galleon Energy, Inc. Class A	235,437	3,135,317
*	Great Plains Exploration, Inc.	31,900	20,129
*	Grey Wolf Exploration, Inc.	102,628	227,139
*	Highpine Oil & Gas, Ltd.	200,309	2,565,645
*	Hillsborough Resources, Ltd.	212,800	168,348
*	Iteration Energy, Ltd.	575,700	3,394,125
* #	Ivanhoe Energy, Inc.	648,000	1,446,374
* #	Mahalo Energy, Ltd.	154,100	326,545
*	Midnight Oil Exploration, Ltd.	44,300	98,880

2

*	Nuvista Energy, Ltd.	240,521	3,397,829
*	Open Range Energy Corp.	96,600	411,219
* #	Pacific Rubiales Energy Corp.	92,005	895,969
*	Paramount Resources, Ltd. Class A	119,800	1,735,283
	Pason Systems, Inc.	190,200	2,772,929
	Penn West Energy Trust	1	18
*	Petrolifera Petroleum, Ltd.	163,800	794,472
*	ProEx Energy, Ltd.	174,200	3,330,439
*	Profound Energy, Inc.	114,900	402,550
*	ProspEx Resouces, Ltd.	150,468	437,885
	Pulse Data, Inc.	144,324	383,305
*	Pure Energy Services, Ltd.	20,800	104,118
* #	Questerre Energy Corp.	550,000	1,440,008
*	Rock Energy, Inc.	31,600	133,626
	Savanna Energy Services Corp.	206,813	3,907,204
*	Saxon Energy Services, Inc.	191,400	1,261,820
	ShawCor, Ltd.	163,100	4,529,873
*	Storm Cat Energy Corp.	25,400	15,549
*	Storm Exploration, Inc.	115,800	1,776,589
*	Technicoil Corp.	148,700	113,437
*	Tesco Corp.	87,700	2,979,169
*	Transglobe Energy Corp.	171,300	651,772
	Trican Well Service, Ltd.	233,271	4,710,238
* #	TriStar Oil and Gas, Ltd.	358,741	7,193,064
*	Turnkey E&P, Inc.	23,600	54,455
*	TUSK Energy Corp.	265,500	497,594
* #	UEX Corp.	462,888	1,351,434
* #	Uranium One, Inc.	985,100	4,221,327
*	Ur-Energy, Inc.	278,000	416,293
*	UTS Energy Corp.	636,800	2,458,919
* #	Verenex Energy, Inc.	97,100	747,134
*	Vero Energy, Inc.	88,000	779,054
*	West Energy, Ltd.	233,600	809,614
* #	Xtreme Coil Drilling Corp.	68,800	566,962
	ZCL Composite, Inc.	90,600	715,892
Total Energy			114,833,527

Financials — (5.4%)
#	AGF Management, Ltd. Class B	316,077	7,284,238
#	Canaccord Capital, Inc.	187,800	1,627,199
#	Canadian Western Bank	203,000	4,569,316
	Clairvest Group, Inc.	1,900	26,394
	DundeeWealth, Inc.	51,100	721,887
	EGI Financial Holdings, Inc.	14,650	147,631
	Equitable Group, Inc.	41,700	829,052
	Gluskin Shef & Associates, Inc.	40,100	726,241
	Home Capital Group, Inc.	104,200	3,390,573
	Kingsway Financial Services, Inc.	210,900	1,867,075
#	Laurentian Bank of Canada	84,300	3,191,618
#	Northbridge Financial Corp.	72,700	1,958,203
*	Pacific and Western Credit Corp.	9,000	42,381
	Quest Capital Corp.	691,401	1,119,994
	Rentcash, Inc.	41,800	248,013
	Sceptre Invesment Counsel, Ltd.	36,200	300,019
* #	Uranium Participation Corp.	251,200	2,044,046
	Western Financial Group, Inc.	161,500	508,015
*	Xceed Mortgage Corp.	32,800	33,053
Total Financials			30,634,948

3

Health Care — (4.3%)
*	AEterna Zentaris, Inc.	28,700	32,976
* #	Angiotech Pharmaceuticals, Inc.	338,300	630,848
* #	BioMS Medical Corp.	257,800	791,512
*	Bioniche Life Sciences, Inc.	54,400	27,154
#	Biovail Corp.	482,620	5,272,548
*	Cangene Corp.	174,700	763,428
* #	Cardiome Pharma Corp.	243,900	2,152,329
*	CryoCath Technologies, Inc.	129,800	543,991
*	DiagnoCure, Inc.	67,100	195,903
* #	Isotechnika, Inc.	276,900	61,284
*	Labopharm, Inc.	259,400	320,036
*	Logibec Group Informatique	1,200	23,349
*	MDS, Inc.	431,608	6,613,545
*	Microbix Biosystems, Inc.	27,900	17,342
* #	Neurochem, Inc.	71,500	87,540
*	Novadaq Technologies, Inc.	11,000	26,935
*	Oncolytics Biotech, Inc.	82,000	144,415
*	Oncothyreon, Inc. ADR	9,650	22,581
*	Ondine Biopharma Corp.	60,500	38,176
*	Paladin Labs, Inc.	33,600	338,278
*	Parkbridge Lifestyles Communities, Inc.	49,200	250,217
*	Patheon, Inc.	309,400	1,011,130
*	ProMetic Life Sciences, Inc.	861,300	275,798
*	QLT, Inc.	183,500	691,279
* #	Resverlogix Corp.	72,400	604,811
*	SemBioSys Genetics, Inc.	17,200	13,364
*	SXC Health Solutions Corp.	83,461	1,274,160
*	Theratechnologies, Inc.	198,200	1,071,452
* #	TLC Vision Corp.	97,500	99,171
*	Transition Therapeutics, Inc.	65,133	572,935
*	TSO3, Inc.	117,300	74,017
Total Health Care			24,042,504

Industrials — (6.6%)
	Aecon Group, Inc.	179,300	2,828,475
*	Alexco Resource Corp.	95,000	244,255
*	Allen-Vanguard Corp.	435,100	463,047
*	ATS Automation Tooling System, Inc.	264,017	2,160,772
*	Avcorp Industries, Inc.	24,100	28,372
	Buhler Industries, Inc.	1,468	8,019
*	Carmanah Technologies Corp.	12,200	12,294
*	Ceramic Protection Corp.	8,700	11,799
#	Clarke, Inc.	99,356	655,012
*	Discovery Air, Inc. Class A	307,100	187,997
	Exco Technologies, Ltd.	9,700	21,011
* #	Garda World Security Corp. Class A	100,300	1,201,560
*	GLV, Inc.	4,800	56,734
*	Heroux-Devtek, Inc.	78,200	515,540
* #	Hydrogenics Corp.	263,830	337,925
*	Intermap Technologies, Ltd.	113,894	509,509
*	Magellan Aerospace Corp.	35,120	138,257

4

	Marsulex, Inc.	46,500	564,061
*	Northstar Aerospace, Inc.	6,700	8,834
* #	Quebecor World, Inc.	74,800	7,749
	Richelieu Hardware, Ltd.	44,800	805,877
	Ritchie Brothers Auctioneers, Inc.	118,200	3,150,367
*	Royal Laser Corp.	138,300	95,083
#	Russel Metals, Inc.	201,900	5,839,470
*	Stantec, Inc.	145,500	4,206,866
*	The Churchill Corp.	47,413	714,455
	Toromont Industries, Ltd.	212,200	6,495,103
	Transat A.T., Inc. Class A	2,400	44,664
	Transcontinental, Inc. Class A	224,728	3,492,194
*	Vector Aerospace Corp.	55,600	337,747
*	Vitran Corp., Inc.	20,200	348,715
*	West Timmins Mining, Inc.	269,700	111,761
*	Xantrex Technology, Inc.	78,444	1,100,787
Total Industrials			36,704,311

Information Technology — (5.7%)
*	20-20 Technologies, Inc.	20,500	81,089
*	Aastra Technologies, Ltd.	55,600	810,593
*	Absolute Software Corp.	130,300	1,632,125
* #	AXIA NetMedia Corp.	143,467	324,280
*	Belzberg Techologies, Inc.	18,500	59,762
	Calian Technologies, Ltd.	9,100	106,958
*	Celestica, Inc.	704,707	5,966,581
*	Certicom Corp.	52,700	80,405
*	COM DEV International, Ltd.	190,300	582,478
	Computer Modelling Group, Ltd.	37,800	373,799
	Constellation Software, Inc.	19,400	538,990
	Dalsa Corp.	59,700	539,763
* #	Divestco, Inc.	73,700	127,715
	Enghouse Systems, Ltd.	25,950	133,807
#	Evertz Technologies, Ltd.	119,100	2,260,186
*	Exfo Electro-Optical Engineering, Inc.	119,900	504,759
	Gennum Corp.	91,300	831,485
*	Hemisphere GPS, Inc.	196,500	569,994
*	Intrinsyc Software International, Inc.	508,478	177,187
*	Kaboose, Inc.	390,800	264,999
*	MacDonald Dettweiler & Associates, Ltd.	99,800	2,805,641
*	March Networks Corp.	58,500	275,476
	Matrikon, Inc.	72,400	337,521
*	Miranda Technologies, Inc.	59,241	418,447
	MKS, Inc.	55,300	80,726
	Mosaid Technologies, Inc.	33,500	503,857
*	Norsat International, Inc.	5,700	6,496
* #	Open Text Corp.	171,400	6,093,756
*	Points International, Ltd.	311,581	237,691
*	Q9 Networks, Inc.	56,200	887,090
*	RDM Corp.	27,400	30,966
* #	Sierra Wireless, Inc.	109,100	1,395,346
*	SIRIT, Inc.	108,500	18,393
	Softchoice Corp.	49,571	521,247
*	The Descartes Systems Group, Ltd.	128,100	434,319

5

*	Tundra Semiconductor Corp.	60,650	225,624
*	Vecima Network, Inc.	31,808	146,788
* #	Webtech Wireless, Inc.	277,500	755,298
*	Wi-LAN, Inc.	320,200	618,205
* #	Zarlink Semiconductor, Inc.	399,086	274,376
Total Information Technology			32,034,218

Materials — (27.5%)
* #	Adanac Molybdenum Corp.	238,500	92,094
*	Alamos Gold, Inc.	325,500	1,885,313
*	Almaden Minerals, Ltd.	108,300	148,915
* #	Altius Minerals Corp.	116,000	719,947
	Amerigo Resources, Ltd.	383,965	538,809
*	Anvil Mining, Ltd.	209,340	1,429,379
* #	Apollo Gold Corp.	203,412	65,135
*	Aquiline Resources, Inc.	200,000	1,192,315
*	Atna Resource, Ltd.	126,947	76,517
*	Atrium Innovations, Inc.	47,100	694,213
* #	Augusta Resource Corp.	254,474	1,215,091
* #	Aurelian Resources, Inc.	338,680	1,929,755
*	Aurizon Mines, Ltd.	523,800	1,627,934
*	Baffinland Iron Mines Corp.	385,910	574,249
*	Baja Mining Corp.	385,400	319,412
*	Breakwater Resources, Ltd.	1,686,400	540,004
*	Caledonia Mining Corp.	463,100	63,241
*	Campbell Resources, Inc.	94,387	5,778
*	Canadian Gold Hunter, Corp.	142,936	218,752
* #	Canadian Royalties, Inc.	399,180	364,668
*	Canadian Zinc Corp.	237,200	103,878
	Canam Group, Inc. Class A	161,300	1,421,895
* #	Candente Resource Corp.	187,365	151,755
*	Canfor Corp.	304,074	3,110,043
*	Capstone Mining Corp.	237,165	694,654
* #	Cardero Resource Corp.	149,460	288,560
*	Carpathian Gold, Inc.	143,472	39,185
	Cascades, Inc.	242,276	1,594,942
*	Catalyst Paper Corp.	1,727,387	1,968,486
	CCL Industries, Inc. Class B	89,200	2,952,891
* #	Chariot Resouces, Ltd.	900,900	483,625
*	Claude Resources, Inc.	357,200	211,938
* #	Crew Gold Corp.	22,300	11,971
* #	Crystallex International Corp.	1,396,525	1,828,188
*	Dundee Precious Metals, Inc.	230,754	1,195,279
*	Eastern Platinum, Ltd.	2,258,890	3,340,043
* #	Eastmain Resources, Inc.	222,314	261,718
*	Eldorado Gold Corp.	779,895	6,199,203
* #	Endeavour Silver Corp.	147,700	333,848
*	Entree Gold, Inc.	250,400	497,593
* #	Equinox Minerals, Ltd.	1,478,190	5,568,619
*	Erdene Resource Development Corp.	113,089	85,205
* #	Etruscan Resources, Inc.	308,375	275,905
*	Euro Goldfields, Ltd.	484,660	1,935,354
*	Far West Mining, Ltd.	142,096	479,096
*	Farallon Resources, Ltd.	951,900	502,038
*	First Nickel, Inc.	177,300	35,066

6

	First Quantum Minerals, Ltd.	1	19
*	FNX Mining Co., Inc.	270,706	3,951,726
* #	Formation Capital Corp.	480,200	221,603
* #	Forsys Metals Corp.	205,102	956,164
*	Fortune Minerals, Ltd.	137,470	168,309
*	Fraser Papers, Inc.	39,800	61,473
* #	Fronteer Development Group, Inc.	335,800	1,157,495
*	Frontera Copper Corp.	173,500	343,144
*	GBS Gold International, Inc.	253,200	50,077
* #	Glencairn Gold Corp.	152,067	100,251
*	Globestar Mining Corp.	279,306	336,703
*	Globex Mining Enterprises, Inc.	3,100	6,131
* #	Gold Eagle Mines, Ltd.	312,100	3,541,915
*	Golden Peaks Resources	5,500	4,506
* #	Golden Star Resources, Ltd.	797,000	1,193,473
*	Grande Cache Coal Corp.	202,800	1,000,821
*	Great Basin Gold, Ltd.	754,690	1,947,495
*	Great Panther Resources, Inc.	242,310	187,130
* #	Greystar Resources, Ltd.	129,187	273,753
*	Guyana Goldfields, Inc.	148,752	474,919
*	Hanfeng Evergreen, Inc.	130,691	1,196,380
	Harry Winston Diamond Corp.	199,500	3,908,081
* #	High River Gold Mines, Ltd.	1,577,220	1,024,940
* #	HudBay Minerals, Inc.	454,320	4,595,404
	IAMGOLD Corp.	872,200	5,750,047
*	Imperial Metals Corp.	65,790	470,902
* #	Inter-Citic Minerals, Inc.	215,625	192,921
*	International Forest Products, Ltd. Series A	171,300	863,115
#	International Royalty Corp.	289,280	912,684
*	Intertape Polymer Group, Inc.	146,200	413,072
*	Ivernia, Inc.	407,460	211,059
* #	Jinshan Gold Mines, Inc.	440,200	551,390
*	Kimber Resources, Inc.	21,200	25,357
* #	Kirkland Lake Gold, Inc.	158,380	1,106,781
*	La Mancha Resources, Inc.	11,000	3,056
* #	Lake Shore Gold Corp.	401,100	494,859
* #	Laramide Resources, Ltd.	177,100	500,377
*	Linear Gold Corp.	78,035	106,565
*	Lundin Mining Corp.	730,900	3,496,866
*	Major Drilling Group International, Inc.	79,500	3,219,533
*	Malaga, Inc.	65,000	13,468
* #	MDN, Inc.	242,980	235,703
* #	Mega Uranium, Ltd.	543,600	834,496
*	Metallic Ventures Gold, Inc.	12,200	9,537
	Methanex Corp.	219,900	5,587,589
*	Migao Corp.	123,100	881,108
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	43,300	34,663
*	Minco Silver Corp.	82,700	132,407
*	Neo Material Technologies, Inc.	279,400	797,308
#	Norbord, Inc.	303,100	1,341,656
* #	North American Palladium, Ltd.	166,610	706,108
*	Northgate Minerals Corp.	836,600	1,300,047
#	Nova Chemicals Corp.	247,900	7,190,921
*	Nuinsco Resources, Ltd.	19,000	3,758

7

*	Olympus Pacific Minerals, Inc.	82,500	14,374
*	Orvana Minerals, Corp.	118,300	69,077
*	Pacific Rim Mining Corp.	237,232	65,910
*	Pan Amer Silver Corp.	154,500	4,146,967
*	Pelangio Mines, Inc.	200,000	598,983
* #	Petaquilla Minerals, Ltd.	256,880	285,476
* #	Platinum Group Metals Ltd.	162,787	417,009
* #	PolyMet Mining Corp.	368,277	1,213,948
*	Qgx, Ltd.	131,100	607,470
*	Quadra Mining, Ltd.	207,950	3,319,601
* #	Queenston Mining, Inc.	153,125	318,710
*	Redcorp Ventures, Ltd.	1,458,600	178,582
*	Resin Systems, Inc.	472,480	355,984
*	Richmont Mines, Inc.	22,200	57,497
* #	Rubicon Minerals Corp.	417,915	724,208
	Samuel Manu-Tech, Inc.	20,200	209,077
* #	Scorpio Mining Corp.	266,400	223,296
*	SEMAFO, Inc.	562,765	694,314
* #	Shore Gold, Inc.	862,813	1,210,766
* #	Silver Standard Resources, Inc.	204,092	5,183,991
#	Silvercorp Metals, Inc.	460,900	1,927,289
*	St. Andrew Goldfields, Ltd.	100,885	37,055
* #	Starfield Resources, Inc.	859,615	712,433
	Stella-Jones, Inc.	26,800	754,681
*	Stornoway Diamond Corp.	593,122	164,787
*	Suramina Resources, Inc.	5,700	5,905
* #	Tanzanian Royalty Exploration Corp.	275,813	1,140,346
*	Taseko Mines, Ltd.	470,200	1,430,350
*	Teal Exploration & Mining, Inc.	55,345	187,645
* #	Tembec, Inc.	23,304	60,795
* #	Thompson Creek Metals Company, Inc.	410,800	6,441,722
* #	Timminco, Ltd.	200,700	2,816,378
* #	Treasury Metals, Inc.	42,999	29,158
*	Vaaldiam Resources, Ltd. (2165606)	292,500	35,812
*	Vaaldiam Resources, Ltd. (B3CQ3Z2)	292,500	—
*	Virginia Mines, Inc.	17,700	68,680
*	Wesdome Gold Mines, Ltd.	86,000	75,325
	West Fraser Timber Co., Ltd.	116,716	4,308,973
*	Western Canadian Coal Corp.	289,208	1,726,859
	Winpak, Ltd.	52,998	227,106
*	Yukon-Nevada Gold Corp.	506,000	109,606
Total Materials			155,517,909

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	83,632

Utilities — (1.1%)
*	BioteQ Environmental Technologies, Inc.	166,900	479,417
*	Boralex, Inc. Class A	83,500	1,136,349
* #	Canadian Hydro Developers, Inc.	483,200	2,125,206
	Emera, Inc.	83,800	1,859,416
*	MAXIM Power Corp.	87,200	422,942
	Pacific Northern Gas, Ltd.	3,900	62,441
Total Utilities			6,085,771

TOTAL COMMON STOCKS			466,401,973

8

RIGHTS/WARRANTS — (0.0%)
*	EGI Financial Holdings, Inc. Rights 07/31/08	14,350	68
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	4,425
* #	Tembec, Inc. Warrants 03/03/12	7,566	3,420
TOTAL RIGHTS/WARRANTS			7,913

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $1,115,000 FNMA 6.00%, 12/01/37, valued at $1,059,571) to be repurchased at $1,042,225	$1,042	1,042,000

SECURITIES LENDING COLLATERAL — (17.2%)
§ @	DFA Short Term Investment Fund LP	89,211	89,211,111

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $23,489,668 FHLMC, rates ranging from 6.500% to 7.000%, maturities ranging from 02/01/37 to 12/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/20 to 07/01/36, valued at $8,281,947) to be repurchased at $8,121,487	8,120	8,119,556

TOTAL SECURITIES LENDING COLLATERAL			97,330,667

TOTAL INVESTMENTS - (100.0%)
(Cost $650,672,531) ##			$564,782,553

9

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
*	Alpargatas S.A.I.C.	1,078	$1,310
	Alto Palermo SA Series A	5,000	15,276
	BBVA Banco Frances SA	399,900	739,512
*	Capex SA Series A	158,679	305,235
*	Celulosa Argentina SA Series B	24,922	28,926
*	Central Puerto SA Series B	16,000	30,519
*	Endesa Costanera SA Series B	114,100	138,698
*	Gas Natural Ban SA	345,000	211,919
*	IRSA Inversiones y Representaciones SA	657,649	595,319
*	Juan Minetti SA	353,151	182,675
	Ledesma S.A.A.I.	242,632	333,376
*	MetroGas SA Series B	543,115	194,900
*	Molinos Rio de la Plata SA Series B	596,060	1,458,759
	Petrobras Energia Participacio	1,004,566	1,139,943
	Siderar S.A.I.C. Series A	649,191	5,267,976
	Solvay Indupa S.A.I.C.	555,366	687,663
	Transportadora de Gas del Sur SA Series B	445,280	306,627
TOTAL — ARGENTINA			11,638,633

BRAZIL — (10.7%)
COMMON STOCKS — (3.3%)
	Banco Bradesco SA	107,177	1,760,859
	Banco do Brasil SA	33,635	489,668
	Brasil Telecom Participacoes SA	59,520	1,960,874
	Companhia de Bebidas das Americas	85,924	4,638,842
	Companhia de Concessoes Radoviarias	157,300	2,877,721
	Companhia Siderurgica Nacional SA	502,476	17,509,593
	Companhia Vale do Rio Doce ADR	290,000	7,699,500
	CPFL Energia SA	1,935	40,362
	Petroleo Brasilerio SA ADR (71654V101)	641,440	27,562,677
	Petroleo Brasilerio SA ADR (71654V408)	455,050	23,999,337
	Souza Cruz SA	95,874	2,507,429
	Tele Norte Leste Participacoes SA	59,254	1,455,176
	Tractebel Energia SA	164,900	2,038,488
*	Vivo Participacoes SA	64,140	362,017
	Weg SA	310,566	3,410,510
TOTAL COMMON STOCKS			98,313,053

1

PREFERRED STOCKS — (7.4%)
	Aracruz Celulose SA Series B	102,635	564,807
#	Aracruz Celulose SA Sponsored ADR	48,400	2,676,036
	Banci Itau Holding Financeira SA	1,507,125	28,552,159
	Banco Bradesco SA	1,636,841	30,035,530
	Brasil Telecom Participacoes SA	222,326	2,865,687
	Brasil Telecom Participacoes SA ADR	10,165	666,214
	Brasil Telecom SA	234,762	2,413,872
	Companhia de Bebidas das Americas	83	5,108
	Companhia de Bebidas das Americas Preferred ADR	162,700	10,069,503
	Companhia Energetica de Minas Gerais	327,798	7,052,685
	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	479,939
	Companhia Vale do Rio Doce Series A	2,173,591	50,672,674
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	324,500	7,713,365
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	8,612
	Gerdau SA	756,268	14,243,821
	Metalurgica Gerdau SA	296,550	7,550,199
	Tele Norte Leste Participacoes SA	180,034	4,191,589
	Tele Norte Leste Participacoes SA ADR	137,000	3,181,140
	Telecomunicacoes de Sao Paulo SA	247,800	7,069,141
	Telemar Norte Leste SA	63,412	3,306,761
#	Tim Participacoes SA ADR	77,080	1,734,300
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	215,951
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	5,499,760
	Unibanco-Uniao de Bancos Brasileiros Units SA	878,094	10,402,451
	Usinas Siderurgicas de Minas Gerais SA Series A	337,962	11,859,771
	Usinas Siderurgicas de Minas Gerais SA Series B	730	23,221
*	Vivo Participacoes SA	531,418	2,745,116
#	Vivo Participacoes SA ADR	110,000	575,300
TOTAL PREFERRED STOCKS			216,374,712

TOTAL — BRAZIL			314,687,765

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
#	Banco de Chile Series F ADR	52,395	2,296,997
	Banco de Credito e Inversiones SA Series A	21,794	620,561
	Banco Santander Chile SA ADR	73,998	3,256,652
	CAP SA	116,535	4,215,942
*	Colbun SA	11,091,000	2,336,086
	Compania Cervecerias Unidas SA ADR	59,800	2,068,482
	Compania General de Electricidad SA	28,230	164,618
	Compania Telecomunicaciones de Chile SA Sponsored ADR	316,504	1,756,597
	Corpbanca SA	69,972,500	382,102
#	Distribucion y Servicio D&S SA ADR	208,828	4,750,837
#	Embotelladora Andina SA Series A ADR	77,468	1,275,123
	Embotelladora Andina SA Series B ADR	53,757	979,990
	Empresa Nacional de Electricidad SA Sponsored ADR	268,285	12,206,968
	Empresa Nacional de Telecomunicaciones SA	113,317	1,480,690
	Empresas CMPC SA	46,072	1,401,703
	Empresas Copec SA	298,855	3,619,541
	Enersis SA Sponsored ADR	424,303	7,272,553
#	Lan Airlines SA Sponsored ADR	299,002	3,507,293

2

	Madeco SA Sponsored ADR	4,350	39,629
	Masisa SA	1,927,650	313,913
	S.A.C.I. Falabella SA	480,511	1,863,005
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	13,381,152
#	Vina de Concha y Toro SA Sponsored ADR	58,550	2,331,754
TOTAL COMMON STOCKS			71,522,188

RIGHTS/WARRANTS — (0.0%)
*	Vapores SA Rights 09/17/08	557,551	5,602
TOTAL — CHILE			71,527,790

CHINA — (8.5%)
COMMON STOCKS — (8.5%)
#	Air China, Ltd.	1,798,000	916,648
	Aluminum Corp. of China, Ltd.	28,000	24,691
	Aluminum Corp. of China, Ltd. ADR	100,300	2,216,630
	Angang Steel Co., Ltd.	679,640	919,944
* #	Anhui Conch Cement Co., Ltd.	292,000	1,509,595
#	Bank of China, Ltd.	18,151,000	7,802,225
#	Bank of Communications Co., Ltd.	4,637,000	5,316,936
#	Beijing Capital International Airport Co., Ltd.	866,000	681,235
	Beijing Enterprises Holdings, Ltd.	259,500	963,248
#	Byd Co., Ltd.	272,900	312,979
	China Construction Bank Corp.	20,375,000	16,513,595
#	China COSCO Holdings Co., Ltd.	2,040,000	3,870,075
#	China Everbright, Ltd.	348,600	625,860
	China Insurance International Holdings Co., Ltd.	253,000	523,787
	China Life Insurance Co., Ltd.	9,000	34,208
#	China Life Insurance Co., Ltd. ADR	347,722	19,924,471
	China Mengniu Dairy Co., Ltd.	596,000	1,798,817
	China Merchants Holdings (International) Co., Ltd.	755,561	2,785,424
	China Mobile, Ltd.	4,500	51,084
	China Mobile, Ltd. Sponsored ADR	688,477	39,050,415
	China National Building Material Co., Ltd.	512,000	790,450
#	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	60,281	2,879,623
	China Oilfield Services, Ltd.	1,002,000	1,332,974
	China Petroleum and Chemical Corp. (Sinopec)	46,000	44,299
#	China Petroleum and Chemical Corp. (Sinopec) ADR	136,520	13,282,031
	China Resources Enterprise, Ltd.	782,000	2,116,258
	China Resources Power Holdings Co., Ltd.	956,000	2,350,070
	China Shenhua Energy Co., Ltd.	2,528,000	8,632,521
#	China Shipping Container Lines Co., Ltd.	2,280,550	556,723
	China Shipping Development Co., Ltd.	894,000	2,112,349
* #	China Southern Airlines Co., Ltd. ADR	15,500	245,675
#	China Telecom Corp., Ltd. ADR	114,739	5,855,131
	China Unicom, Ltd. ADR	294,822	4,681,773
	Citic Pacific, Ltd.	731,000	2,536,057
	CNOOC, Ltd.	45,000	69,966
#	CNOOC, Ltd. ADR	128,776	20,058,150
	COSCO Pacific, Ltd.	628,000	955,250

3

	Datang International Power Generation Co., Ltd.	2,216,000	1,458,410
	Denway Motors, Ltd.	2,694,000	959,808
	Dongfang Electric Co., Ltd.	94,000	291,230
	Dongfeng Motor Corp.	1,576,000	665,464
* #	Genting International P.L.C.	560,350	200,637
	GOME Electrical Appliances Holdings, Ltd.	3,928,000	1,612,907
	Guangshen Railway Co., Ltd. Sponsored ADR	19,988	447,731
#	Guangzhou R&F Properties Co., Ltd.	627,200	1,085,322
#	Hengan International Group Co., Ltd.	369,000	1,234,369
#	Huadian Power International Corp.	694,000	208,051
	Huaneng Power International, Inc. ADR	66,054	1,981,620
	Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	20,945,374
	Jiangsu Express Co., Ltd.	628,000	480,875
#	Jiangxi Copper Co., Ltd.	841,000	1,334,716
	Lenovo Group, Ltd.	2,106,000	1,430,157
	Maanshan Iron and Steel Co., Ltd.	994,000	444,812
	Nine Dragons Paper Holdings, Ltd.	747,000	457,370
#	PetroChina Co., Ltd. ADR	155,673	20,112,952
#	PICC Property and Casualty Co., Ltd.	1,534,000	866,113
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	7,880,894
* #	Shanghai Electric Group Co., Ltd.	1,846,000	760,017
	Shanghai Industrial Holdings, Ltd.	299,000	807,011
	Shimao Property Holdings, Ltd.	823,500	921,764
#	Sinofert Holdings, Ltd.	1,390,000	903,459
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	15,392	481,770
#	Tsingtao Brewery Co., Ltd.	194,000	439,139
	Weichai Power Co., Ltd.	61,000	278,498
	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	143,145	2,476,408
	Zhejiang Expressway Co., Ltd.	732,000	488,465
	Zijin Mining Group Co., Ltd.	2,610,000	1,765,596
#	ZTE Corp.	126,000	597,669
TOTAL — CHINA			248,359,775

CZECH REPUBLIC — (1.6%)
COMMON STOCKS — (1.6%)
	CEZ A.S.	381,144	28,667,718
	Komercni Banka A.S.	27,759	6,111,729
	Phillip Morris CR A.S.	954	313,922
#	Telefonica 02 Czech Republic A.S.	230,085	7,105,554
	Unipetrol A.S.	119,768	1,455,027
	Zentiva NV	38,106	2,427,158
TOTAL — CZECH REPUBLIC			46,081,108

HUNGARY — (1.3%)
COMMON STOCKS — (1.3%)
#	ELMU NYRT	185	25,280
	Magyar Telekom Telecommunications P.L.C.	714,375	3,662,242
#	MOL Hungarian Oil & Gas NYRT	127,325	13,677,863
* #	OTP Bank NYRT	320,801	14,387,378
#	Richter Gedeon NYRT	20,463	4,055,200
	Tiszai Vegyi Kombinat NYRT	63,988	1,824,076
TOTAL — HUNGARY			37,632,039

4

INDIA — (10.4%)
COMMON STOCKS — (10.4%)
*	Aban Offshore, Ltd.	16,521	775,155
*	Adani Enterprises, Ltd.	51,000	675,414
	Aditya Birla Nuvo, Ltd.	47,172	1,392,687
	Ambuja Cements, Ltd.	1,452,686	2,638,039
	Apollo Hospitals Enterprise, Ltd.	21,437	236,017
	Asea Brown Boveri India, Ltd.	121,615	2,414,857
	Asian Paints (India), Ltd.	81,536	2,261,171
	Aventis Pharma, Ltd.	8,241	155,913
	Axis Bank, Ltd.	349,044	5,680,241
	Bajaj Auto, Ltd. (6124142)	86,654	954,664
	Bajaj Auto, Ltd. (B2QKXW0)	98,754	1,320,766
	Bajaj Finserv, Ltd.	98,754	1,203,996
	Bharat Forge, Ltd.	174,384	1,050,115
*	Bharat Heavy Electricals, Ltd.	12,000	461,818
*	Bharti Airtel, Ltd.	61,000	1,153,069
	Biocon, Ltd.	64,444	572,099
	Cadila Healthcare, Ltd.	43,070	314,751
*	Cairn India, Ltd.	42,000	236,167
	Cipla, Ltd.	880,500	4,796,059
	Colgate-Palmolive (India), Ltd.	84,376	787,044
	Crompton Greaves, Ltd.	184,828	1,131,382
	Cummins India, Ltd.	135,892	977,978
	Dabur India, Ltd.	308,253	635,400
*	Dish TV India, Ltd.	304,209	254,023
	Divi’s Laboratories, Ltd.	31,510	1,083,586
*	DLF, Ltd.	8,800	97,729
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,290,514
	EIH, Ltd.	165,150	548,092
	Exide Industries, Ltd.	202,666	320,867
	Gail India, Ltd.	38,000	338,674
	GlaxoSmithKline Pharmaceuticals, Ltd.	63,067	1,671,933
	Glenmark Pharmaceuticals, Ltd.	140,860	2,008,674
	Godrej Consumer Products, Ltd.	109,632	327,749
	Godrej Industries, Ltd.	124,636	476,961
	Great Eastern Shipping Co., Ltd.	110,304	956,352
	Great Offshore, Ltd.	27,576	331,070
	HCL Infosystems, Ltd.	32,934	88,588
	HCL Technologies, Ltd.	378,241	1,991,216
	HDFC Bank, Ltd.	386,733	11,175,511
*	Hero Honda Motors, Ltd. Series B	231,442	4,321,319
	Hindustan Unilever, Ltd.	2,562,524	14,246,917
#	ICICI Bank, Ltd. Sponsored ADR	629,447	19,525,446
	IDBI Bank, Ltd.	608,098	1,146,258
*	Idea Cellular, Ltd.	120,000	223,827
	Indiabulls Financial Services, Ltd.	189,195	1,064,753
	Indiabulls Securities, Ltd.	189,195	274,041

5

	Indian Hotels Co., Ltd.	700,446	1,215,093
	Infosys Technologies, Ltd.	657,429	26,003,718
	Infrastructure Development Finance Co., Ltd.	70,000	144,697
	ITC, Ltd.	2,817,332	11,999,812
	Jaiprakash Associates, Ltd.	522,020	1,950,372
	Jammu & Kashmir Bank, Ltd.	9,547	108,758
	Jindal Steel & Power, Ltd.	104,510	4,494,507
	JSW Steel, Ltd.	106,526	1,842,947
	Jubilant Organosys, Ltd.	95,560	779,605
	Larsen & Toubro, Ltd.	216,588	12,674,578
	Lupin, Ltd.	65,216	1,082,873
	Madras Cements, Ltd.	2,261	128,698
	Mahindra & Mahindra, Ltd.	267,561	3,493,956
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,184,575
	Maruti Suzuki India, Ltd.	162,177	2,372,902
*	Matrix Laboratories, Ltd.	90,511	318,325
	Motor Industries Co., Ltd.	24,618	2,153,657
*	Nirma, Ltd.	88,836	267,665
	Pantaloon Retail India, Ltd.	58,580	448,621
	Petronet LNG, Ltd.	97,953	131,530
	Piramal Healthcare, Ltd.	76,008	580,813
*	Piramal Life Sciences, Ltd.	7,600	28,871
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	196,125
	Ranbaxy Laboratories, Ltd.	411,794	4,826,177
	Raymond, Ltd.	21,867	95,675
	Reliance Capital, Ltd.	86,097	2,667,037
*	Reliance Communications, Ltd.	1,071,955	9,574,168
	Reliance Energy, Ltd.	191,590	4,270,377
	Reliance Industries, Ltd.	1,030,847	49,858,494
*	Reliance Natural Resources, Ltd.	1,377,563	2,935,343
*	Reliance Petroleum, Ltd.	81,000	286,893
	Satyam Computer Services, Ltd.	772,898	7,312,845
	Sesa GOA, Ltd.	267,500	957,052
*	Sesa GOA, Ltd. Bonus Shares	267,500	968,687
	Shree Cement, Ltd.	9,772	130,454
	Siemens India, Ltd.	191,851	2,379,387
	Sterlite Industries (India), Ltd. Series A	431,495	6,101,314
*	Sun Pharma Advanced Research Co., Ltd.	162,432	347,281
	Sun Pharmaceuticals Industries, Ltd.	162,432	5,423,269
	Tata Chemicals, Ltd.	130,261	969,501
	Tata Consultancy Services, Ltd.	378,487	6,951,033
	Tata Motors, Ltd.	408,049	4,065,477
	Tata Power Co., Ltd.	170,018	4,017,566
	Tata Steel, Ltd.	400,001	5,410,640
	Tata Tea, Ltd.	8,903	142,472
*	Tata Teleservices Maharashtra, Ltd.	1,428,166	850,196
	Thermax, Ltd.	46,429	513,092
	Titan Industries, Ltd.	21,191	607,135
	Unitech, Ltd.	343,920	1,233,010
*	United Phosphorus, Ltd.	69,388	526,197
	United Spirits, Ltd.	55,453	1,692,868
	Videsh Sanchar Nigam, Ltd.	141,799	1,325,610

6

Wipro, Ltd.	440,456	4,287,301
* Wire & Wireless India, Ltd.	264,530	135,117
Zee Entertainment Enterprises, Ltd.	502,607	2,467,374
Zee News, Ltd.	239,188	229,061
TOTAL COMMON STOCKS		303,749,703

PREFERRED STOCKS — (0.0%)
Tata Steel, Ltd.	533,337	1,114,660
TOTAL — INDIA		304,864,363

INDONESIA — (1.9%)
COMMON STOCKS — (1.9%)
PT Astra Agro Lestari Tbk	456,500	888,569
PT Astra International Tbk	4,101,961	9,237,525
* PT Bakrie & Brothers Tbk	21,200,000	795,158
PT Bank Central Asia Tbk	15,260,000	5,246,403
PT Bank Danamon Indonesia Tbk	2,896,000	1,693,653
PT Bank Mandiri Persero Tbk	5,220,000	1,595,918
PT Bank Rakyat Indonesia Tbk	3,070,000	1,942,507
PT Bumi Resources Tbk	11,510,000	6,842,371
PT Global Mediacom Tbk	440,000	18,376
PT Gudang Garam Tbk	1,417,000	994,668
PT Indocement Tunggal Prakarsa Tbk	1,210,000	840,934
PT Indofood Sukses Makmur Tbk	2,543,500	619,428
PT Indosat Tbk	5,352,500	3,532,959
PT International Nickel Indonesia Tbk	3,310,000	1,337,248
* PT Panasia Indosyntec Tbk	75,100	3,283
PT Semen Gresik Tbk	3,194,500	1,402,668
PT Telekomunikasi Indonesia Tbk	15,037,640	13,177,615
PT Unilever Indonesia Tbk	4,002,500	3,153,374
PT United Tractors Tbk	2,206,000	2,473,775
TOTAL COMMON STOCKS		55,796,432

RIGHTS/WARRANTS — (0.0%)
* PT United Tractors Tbk Rights 09/08/08	367,666	114,519
TOTAL — INDONESIA		55,910,951

ISRAEL — (3.6%)
COMMON STOCKS — (3.6%)
Africa-Israel Investments, Ltd.	21,821	823,645
Bank Hapoalim B.M.	1,583,031	6,157,633
Bank Leumi Le-Israel	1,637,515	6,753,758
Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	3,910,789
Clal Industries, Ltd.	23,420	91,026
Clal Insurance Enterprise Holdings, Ltd.	1,996	34,464
Delek Automotive Systems, Ltd.	11,121	143,070
Delek Group, Ltd.	4,584	551,216
Discount Investment Corp.	43,272	967,825
Elbit Systems, Ltd.	51,399	2,822,673

7

*	First International Bank of Israel, Ltd. (6123804)	133,659	271,996
*	First International Bank of Israel, Ltd. (6123815)	36,426	378,192
	IDB Development Corp., Ltd. Series A	10,449	228,020
	IDB Holding Corp., Ltd.	36,578	691,816
	Israel Chemicals, Ltd.	837,943	13,909,522
*	Israel Discount Bank Series A	232,575	382,207
	Koor Industries, Ltd.	1	23
	Makhteshim-Agan Industries, Ltd.	545,196	3,681,071
	Migdal Insurance Holdings, Ltd.	495,258	609,371
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,411,010
	Ormat Industries, Ltd.	113,997	1,269,788
	Osem Investment, Ltd.	67,801	858,101
	Partner Communications Co., Ltd.	124,006	2,682,053
*	Strauss Group, Ltd.	55,697	685,849
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,103,025	52,217,203
	United Mizrahi Bank, Ltd.	284,543	1,809,237
TOTAL — ISRAEL			104,341,558

MALAYSIA — (4.3%)
COMMON STOCKS — (4.3%)
	Affin Holdings Berhad	747,600	405,954
*	Airasia Berhad	1,839,000	582,533
	Alliance Financial Group Berhad	1,164,400	926,966
	AMMB Holdings Berhad	2,636,359	2,364,834
	Asiatic Development Berhad	454,800	747,411
	Batu Kawan Berhad	170,000	414,371
	Berjaya Sports Toto Berhad	1,248,800	1,673,900
	Boustead Holdings Berhad	542,900	795,803
	British American Tobacco Berhad	265,700	3,085,216
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	11,114,082
	Digi.Com Berhad	582,762	3,944,054
	EON Capital Berhad	507,100	658,273
	Fraser & Neave Holdings Berhad	61,000	162,536
	Gamuda Berhad	2,662,000	2,015,198
	Genting Berhad	3,486,500	5,977,431
	Hong Leong Bank Berhad	930,550	1,572,028
	Hong Leong Financial Group Berhad	592,429	845,921
*	IJM Corp. Berhad	994,800	1,472,577
	IOI Corp. Berhad	5,861,295	8,773,661
	IOI Properties Berhad	302,600	416,314
	KLCC Property Holdings Berhad	778,600	619,864
	KNM Group Berhad	3,946,875	1,725,017
	Kuala Lumpur Kepong Berhad	857,100	2,995,398
	Lafarge Malayan Cement Berhad	626,280	845,927
	Malayan Banking Berhad	4,334,375	9,987,704
	Malaysian Airlines System Berhad	772,867	766,308
	Malaysian Bulk Carriers Berhad	437,200	447,116
	Malaysian Pacific Industries Berhad	160,400	332,842
	MISC Berhad	2,552,532	6,457,133
	MMC Corp. Berhad	1,503,800	925,919
	Nestle (Malaysia) Berhad	222,700	1,772,183

8

	Oriental Holdings Berhad	241,300	398,696
	Parkson Holdings Berhad	479,050	656,047
	Petronas Dagangan Berhad	647,000	1,274,302
	Petronas Gas Berhad	1,061,800	3,120,241
	Plus Expressways Berhad	3,046,800	2,555,499
	Pos Malaysia & Services Holdings Berhad	227,300	123,597
	PPB Group Berhad	935,900	2,583,350
	Public Bank Berhad	1,550,201	4,645,353
	Resorts World Berhad	5,603,500	4,451,094
	RHB Capital Berhad	525,900	644,839
	Sarawak Energy Berhad	430,200	288,479
	Shell Refining Co. Federation of Malaysia Berhad	227,000	735,035
	Sime Darby Berhad	3,961,909	7,907,317
	SP Setia Berhad	1,245,450	1,235,720
	Star Publications (Malaysia) Berhad	485,600	471,496
	Telekom Malaysia Berhad	2,691,100	2,827,317
	Tenaga Nasional Berhad	2,495,400	5,782,632
*	TM International Berhad	2,691,100	4,956,350
*	Transmile Group Berhad	50,000	16,698
*	UEM World Berhad	911,300	667,531
	UMW Holdings Berhad	729,066	1,317,286
	United Plantations Berhad	12,600	44,145
	YTL Corp. Berhad	1,578,966	2,966,515
	YTL Power International Berhad	3,372,332	1,866,094
TOTAL COMMON STOCKS			126,360,107

RIGHTS/WARRANTS — (0.0%)
*	IJM Land Berhad Warrants 09/05/08	99,480	108,465
TOTAL — MALAYSIA			126,468,572

MEXICO — (8.3%)
COMMON STOCKS — (8.3%)
	Alfa S.A.B. de C.V. Series A	90	469
#	America Movil S.A.B. de C.V. Series L	19,036,559	48,967,152
	America Movil S.A.B. de C.V. Series L ADR	376,240	19,331,211
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,318,171	6,717,285
	Cementos de Mexico S.A.B de C.V. Series B	4,505,312	9,030,121
#	Cemex S.A.B. de C.V. Sponsored ADR	799,194	16,023,840
#	Coca-Cola Femsa S.A.B. de C.V. Series L	584,500	3,330,986
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	50,462
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	833
	Corporativo Fragua S.A.B. de C.V. Series B	21	280
*	Dine S.A.B. de C.V.	116,965	89,065
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,100	1,648,878
	Embotelladora Arca S.A.B. de C.V., Mexico	182,600	628,630
*	Empresas ICA S.A.B. de C.V.	50	225
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	10,041,734
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	5,669,902
#	Grupo Carso S.A.B. de C.V. Series A-1	1,487,532	5,829,913
#	Grupo Elektra S.A. de C.V.	126,080	4,683,821

9

#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	9,119,016
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	9,321,937
	Grupo Gigante S.A.B. de C.V. Series B	87,382	135,967
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	4,493,034
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	200,433
*	Grupo Kuo S.A.B. de C.V. Series B	68	44
	Grupo Mexico S.A.B. de C.V. Series B	6,017,593	10,024,689
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	4,755,104
	Grupo Nutrisa S.A. de C.V.	129	151
*	Grupo Qumma S.A. de C.V. Series B	1,591	28
	Grupo Televisa S.A. (Certificate Representing Series A, Series B, Series D & Series L)	2,117,800	9,803,533
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	7,558,998
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	4,307,844
#	Industrias Penoles S.A.B. de C.V.	248,450	4,105,094
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	884,600	3,866,939
* #	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	6,216,858
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	5,777
*	Savia S.A. de C.V.	120,000	9,336
	Telefonos de Mexico S.A. de C.V. Series A	200,000	248,961
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	12,774,389
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	742,014
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	137,123
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	10,416,800	7,395,166
	Telmex Internacional S.A.B. de C.V. ADR	30,200	426,122
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	17,114,755
TOTAL — MEXICO			244,808,119

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	3,075,000	486,978
	Ayala Corp. Series A	391,813	2,539,546
	Ayala Land, Inc.	11,518,518	2,546,804
	Banco de Oro- EPCI, Inc.	1,292,908	1,159,124
	Bank of the Philippine Islands	2,900,456	2,911,062
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	166,322
	Metro Bank & Trust Co.	1,244,635	1,018,750
	Philippine Long Distance Telephone Co.	125,290	7,363,487
	Pilipino Telephone Corp.	876,000	163,283
	SM Prime Holdings, Inc.	7,903,168	1,384,342
TOTAL — PHILIPPINES			19,739,698

POLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Asseco Poland SA	6,365	173,164
	Bank Millennium SA	480,376	1,459,902
	Bank Pekao SA	163,030	12,952,961
*	Bank Przemyslowo Handlowy BPH SA	2,029	64,786
	Bank Zackodni WBK SA	37,228	2,865,317

10

	Browary Zywiec SA	13,855	3,588,955
*	Getin Holdings SA	444,619	1,894,128
*	Grupa Lotos SA	78,623	937,848
	Kredyt Bank SA	88,259	543,028
*	Mondi Packaging Paper Swiecie SA	26,883	435,872
*	PBG SA	3,132	326,393
	Polski Koncern Naftowy Orlen SA	449,310	6,492,120
	Polskie Gornictwo Naftowe I Gazownictwo SA	267,730	401,508
	Powszechna Kasa Oszczednosci Bank Polski SA	157,417	3,383,909
	Telekomunikacja Polska SA	1,112,400	11,160,858
	TVN SA	205,099	1,609,860
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	51,657
TOTAL — POLAND			48,342,266

SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
	ABSA Group, Ltd.	500,878	7,071,253
*	Adcock Ingram Holdings, Ltd.	253,166	1,233,352
	African Bank Investments, Ltd.	733,060	2,636,944
	African Rainbow Minerals, Ltd.	184,031	6,179,286
	Anglo American Platinum Corp., Ltd.	143,540	18,080,990
#	AngloGold Ashanti, Ltd.	426,621	11,468,418
	ArcelorMittal South Africa, Ltd.	459,163	10,816,300
	Aspen Pharmacare Holdings, Ltd.	390,295	2,365,779
	Aveng, Ltd.	564,485	4,849,986
	Barloworld, Ltd.	325,200	2,880,206
*	Bidvest Group, Ltd.	422,101	6,251,317
	Discovery Holdings, Ltd.	556,542	1,603,712
*	Eqstra Holdings, Ltd.	289,896	536,670
	Exxaro Resources, Ltd.	114,491	1,706,796
	FirstRand, Ltd.	5,239,052	11,156,544
	Freeworld Coatings, Ltd.	325,200	316,493
#	Gold Fields, Ltd.	306,889	2,808,155
	Gold Fields, Ltd. Sponsored ADR	442,200	4,024,020
*	Harmony Gold Mining Co., Ltd.	416,418	3,631,437
	Impala Platinum Holdings, Ltd.	749,481	21,147,015
	Imperial Holdings, Ltd.	289,896	2,029,200
	Investec, Ltd.	276,298	2,058,499
	Kumba Iron Ore, Ltd.	132,643	4,328,168
	Liberty Group, Ltd.	224,453	2,047,868
	Massmart Holdings, Ltd.	311,299	3,354,764
#	Mondi, Ltd.	63,861	413,620
	MTN Group, Ltd.	2,592,990	39,865,997
	Murray & Roberts Holdings, Ltd.	426,289	5,753,338
	Naspers, Ltd. Series N	585,271	14,698,307
	Nedbank Group, Ltd.	470,879	6,360,704
	Network Healthcare Holdings, Ltd.	1,992,016	2,220,858
	Pick’n Pay Stores, Ltd.	434,325	1,663,875
	Pretoria Portland Cement Co., Ltd.	970,260	4,277,471
	Reunert, Ltd.	272,528	2,054,122
	Sanlam, Ltd.	3,763,590	8,682,160

11

	Sappi, Ltd.	243,332	2,561,945
	Sappi, Ltd. Sponsored ADR	99,500	1,054,700
	Sasol, Ltd. Sponsored ADR	873,425	48,029,641
	Shoprite Holdings, Ltd.	702,735	4,189,175
	Standard Bank Group, Ltd.	1,797,036	20,965,740
	Steinhoff International Holdings, Ltd.	1,363,005	3,259,110
	Sun International, Ltd.	106,405	1,302,128
	Telkom South Africa, Ltd.	614,393	11,107,420
	Tiger Brands, Ltd.	253,166	4,452,829
	Truworths International, Ltd.	711,817	2,884,479
	Woolworths Holdings, Ltd.	1,313,650	2,141,733
TOTAL — SOUTH AFRICA			322,522,524

SOUTH KOREA — (9.4%)
COMMON STOCKS — (9.4%)
#	Amorepacific Corp.	3,527	2,093,135
	Cheil Industrial, Inc.	20,690	980,312
*	CJ Cheiljedang Corp.	3,287	714,240
	Daelim Industrial Co., Ltd.	18,800	1,158,743
#	Daewoo Engineering & Construction Co., Ltd.	218,088	2,316,145
#	Daewoo International Corp.	45,870	1,367,796
#	Daewoo Securities Co., Ltd.	103,195	1,546,341
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	4,501,426
#	DC Chemical Co., Ltd.	6,626	1,790,370
	Dong Bu Insurance Co., Ltd.	22,580	632,178
	Dongkuk Steel Mill Co., Ltd.	1,400	49,888
* #	Doosan Corp.	8,040	901,933
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	2,058,306
#	Doosan Infracore Co., Ltd.	97,520	1,883,899
#	GS Engineering & Construction Corp.	27,320	2,097,814
	GS Holdings Corp.	42,945	1,081,847
	Hana Financial Group, Inc.	112,261	3,976,899
#	Hanjin Heavy Industries and Construction Holdings Co., Ltd.	15,169	416,019
#	Hanjin Shipping Co., Ltd.	8,522	216,506
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,233,006
	Hanwha Corp.	22,240	754,422
* #	Hite Brewery Co., Ltd.	5,979	1,147,590
* #	Hynix Semiconductor, Inc.	118,050	2,077,623
	Hyundai Development Co.	37,270	1,407,645
	Hyundai Engineering & Construction Co., Ltd.	570	29,213
#	Hyundai Heavy Industries Co., Ltd.	49,890	10,843,145
#	Hyundai Merchant Marine Co., Ltd.	24,600	871,278
	Hyundai Mipo Dockyard Co., Ltd.	6,322	904,363
	Hyundai Mobis	53,070	4,406,784
#	Hyundai Motor Co., Ltd.	122,979	8,034,841
	Hyundai Securities Co., Ltd.	1	10
#	Hyundai Steel Co.	58,560	2,710,270
*	Industrial Bank of Korea	43,600	619,262
	Kangwon Land, Inc.	150,410	2,640,405
#	KCC Corp.	7,410	2,430,632
* #	Kia Motors Corp.	263,640	3,143,990

12

	Kookmin Bank	161,175	8,817,597
#	Kookmin Bank Sponsored ADR	117,300	6,428,040
	Korea Electric Power Corp.	295,290	8,934,280
	Korea Exchange Bank	200,200	2,507,296
	Korea Gas Corp.	35,793	2,576,904
#	Korea Zinc Co., Ltd.	4,366	504,698
	Korean Air Co., Ltd.	8,396	295,345
	KT Corp.	195,930	8,034,100
*	KT Freetel, Ltd.	47,030	1,233,943
	KT&G Corp.	103,590	8,706,779
	LG Chemical, Ltd.	36,776	3,183,660
#	LG Corp.	129,413	7,386,466
#	LG Electronics, Inc.	88,910	8,190,994
#	LG Household & Healthcare Co., Ltd.	5,120	885,208
#	LG Phillips LCD Co., Ltd.	106,110	2,614,706
*	Lotte Shopping Co., Ltd.	2,800	761,911
#	LS Corp.	8,728	632,478
#	Mirae Asset Securities Co., Ltd.	5,410	440,139
	POSCO	46,060	19,812,136
	POSCO ADR	73,100	7,829,010
	S1 Corp.	3,130	171,917
	Samsung Corp.	77,520	3,365,357
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,120,135
	Samsung Electronics Co., Ltd.	97,139	45,565,163
	Samsung Engineering Co., Ltd.	16,857	1,071,424
	Samsung Fire and Marine Insurance, Ltd.	27,229	4,945,068
#	Samsung Heavy Industries Co., Ltd.	126,000	3,583,645
* #	Samsung SDI Co., Ltd.	24,812	1,884,849
#	Samsung Securities Co., Ltd.	33,780	1,830,379
#	Samsung Techwin Co., Ltd.	28,393	810,039
	Shinhan Financial Group Co., Ltd.	190,952	8,663,425
	Shinhan Financial Group Co., Ltd. ADR	19,900	1,793,985
#	Shinsegae Co., Ltd.	10,460	5,194,003
	SK Co., Ltd.	21,194	2,111,020
	SK Energy Co., Ltd.	51,889	4,055,195
*	SK Networks Co., Ltd.	103,360	1,582,298
	SK Telecom Co., Ltd.	56,085	10,333,327
#	S-Oil Corp.	47,310	2,805,515
#	STX Corp.	12,839	356,730
	Woongjin Coway Co., Ltd.	13,260	403,621
#	Woori Investment & Securities Co., Ltd.	67,386	1,169,695
TOTAL — SOUTH KOREA			275,630,756

TAIWAN — (9.4%)
COMMON STOCKS — (9.4%)
	Acer, Inc.	1,964,494	3,919,428
	Advanced Semiconductor Engineering, Inc.	2,990,901	2,156,517
#	Advanced Semiconductor Engineering, Inc. ADR	155,996	556,907
	Advantech Co., Ltd.	353,244	794,493
	Asia Cement Corp.	2,380,693	2,624,216
	Asustek Computer, Inc.	2,954,960	6,793,389

13

	AU Optronics Corp.	5,263,912	6,249,689
	AU Optronics Corp. Sponsored ADR	239,183	2,855,851
	Catcher Co., Ltd.	249,116	836,011
	Cathay Financial Holdings Co., Ltd.	8,888,761	16,995,041
	Chang Hwa Commercial Bank	3,763,796	2,227,172
	Cheng Shin Rubber Industry Co., Ltd.	980,718	1,302,761
	Cheng Uei Precision Industry Co., Ltd.	236,659	495,606
	Chi Mei Optoelectronic Corp.	4,850,504	4,073,839
*	China Airlines	2,271,981	768,112
	China Development Financial Holding Corp.	8,738,526	2,754,171
	China Motor Co., Ltd.	1,014,196	591,918
	China Steel Corp.	8,387,027	10,265,594
	Chinatrust Financial Holdings Co., Ltd.	6,124,283	3,940,467
	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,193,079
*	CMC Magnetics Corp.	2,482,400	638,821
	Compal Electronics, Inc.	2,776,927	2,491,039
	Delta Electronics Industrial Co., Ltd.	1,669,831	4,472,536
	D-Link Corp.	459,440	553,635
	E.Sun Financial Holding Co., Ltd.	2,272,472	875,313
	Epistar Corp.	334,404	598,426
*	Eva Airways Corp.	2,096,444	767,406
	Evergreen Marine Corp., Ltd.	2,092,869	1,186,004
	Everlight Electronics Co., Ltd.	115,555	273,206
	Far East Textile, Ltd.	4,207,850	3,859,894
	Far Eastern Department Stores, Ltd.	115,500	84,658
	First Financial Holding Co., Ltd.	5,083,487	3,837,807
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,916,445
	Formosa Plastics Corp.	4,721,167	9,199,921
	Formosa Taffeta Co., Ltd.	484,000	365,783
*	Foxconn Technology Co., Ltd.	546,086	2,695,429
	Fubon Financial Holding Co., Ltd.	5,940,052	5,002,924
*	Hon Hai Precision Industry Co., Ltd.	5,183,007	26,000,735
	Hotai Motor Co., Ltd.	387,000	972,236
	HTC Corp.	502,095	9,303,238
	Hua Nan Financial Holding Co., Ltd.	5,559,124	4,131,210
	Inventec Corp.	1,575,202	924,124
	Kinsus Interconnect Technology Corp.	211,150	405,805
	Largan Precision Co., Ltd.	83,492	1,126,815
	Lite-On Technology Corp.	1,445,396	1,420,025
	Macronix International Co., Ltd.	1,369,329	542,881
	Media Tek, Inc.	876,059	10,059,464
	Mega Financial Holding Co., Ltd.	9,477,535	5,959,470
	Mitac International Corp.	1,125,282	630,810
	Nan Ya Plastic Corp.	6,878,218	10,760,578
*	Nanya Technology Co., Ltd.	3,664,634	1,233,576
*	Pacific Electric Wire & Cable Corp.	233,200	3,845
	Phoenix Precision Technology Corp.	910	508
	Pou Chen Corp.	1,911,758	1,454,977
	President Chain Store Corp.	776,260	2,280,620
	Qisda Corp.	1,278,709	643,694
	Quanta Computer, Inc.	3,206,832	4,819,620
	Realtek Semiconductor Corp.	274,783	555,179

14

	Richtek Technology Corp.	75,900	625,293
	Shin Kong Financial Holding Co., Ltd.	3,697,622	2,031,488
	Siliconware Precision Industries Co., Ltd.	2,347,324	3,209,795
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	3,474
	SinoPac Holdings Co., Ltd.	4,399,033	1,532,074
	Synnex Technology International Corp.	770,364	1,488,896
	Taishin Financial Holdings Co., Ltd.	3,774,225	1,158,326
*	Taiwan Business Bank	2,272,325	716,256
	Taiwan Cement Corp.	2,415,895	2,361,261
	Taiwan Cooperative Bank	1,452,634	1,069,554
	Taiwan Fertilizer Co., Ltd.	95,000	292,247
	Taiwan Glass Industrial Corp.	1,271,068	946,994
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,398	41,027,575
*	Tatung Co., Ltd.	2,839,000	1,035,912
	Teco Electric & Machinery Co., Ltd.	250,000	109,665
	Transcend Information, Inc.	203,999	530,795
	Tung Ho Steel Enterprise Corp.	503,000	662,319
	U-Ming Marine Transport Corp.	648,860	1,710,375
	Uni-President Enterprises Corp.	2,796,991	3,007,713
	United Microelectronics Corp.	12,115,912	5,050,985
*	Via Technologies, Inc.	813,000	558,439
	Walsin Lihwa Corp.	2,278,539	788,891
	Wan Hai Lines Co., Ltd.	1,707,209	924,560
	Wistron Corp.	1,081,694	1,566,131
*	Ya Hsin Industrial Co., Ltd.	738,018	—
	Yang Ming Marine Transport Corp.	2,245,135	1,089,677
	Yuanta Financial Holding Co., Ltd.	1,526,885	872,531
	Yulon Motor Co., Ltd.	1,257,714	1,009,055
TOTAL — TAIWAN			274,823,199

THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
	Advance Info Service PCL (Foreign)	1,654,700	4,301,060
#	Bangkok Bank PCL (Foreign)	274,400	945,654
	Bangkok Bank PCL (Foreign) NVDR	1,256,200	4,292,506
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	625,318
* #	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	2,779,900	1,664,368
*	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	258,000	154,468
	Banpu Coal, Ltd.	24,100	274,504
	Banpu PCL (Foreign)	123,500	1,413,902
#	BEC World PCL (Foreign)	1,178,000	770,654
	Big C Supercenter PCL (Foreign) NVDR	25,000	36,142
#	Bumrungrad Hospital PCL (Foreign)	297,000	325,277
	C.P. Seven Eleven PCL (Foreign)	2,614,700	824,730
	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	339,283
	Central Pattana PCL (Foreign)	888,500	529,363
#	Charoen Pokphand Foods PCL (Foreign)	4,487,600	511,146
#	Delta Electronics (Thailand) PCL (Foreign)	1,050,510	536,914
	Italian-Thai Development PCL (Foreign)	1,617,400	216,346
#	Kasikornbank PCL (Foreign)	1,730,300	3,638,481
	Kasikornbank PCL (Foreign) NVDR	164,500	345,911

15

#	Krung Thai Bank PCL (Foreign)	6,364,070	1,412,586
	Land & Houses PCL (Foreign)	559,510	111,935
	Land & Houses PCL (Foreign) NVDR	3,647,800	708,466
	Precious Shipping PCL	212,900	122,492
	Precious Shipping PCL (Foreign) NVDR	320,400	184,342
	PTT Aromatics & Refining PCL (Foreign)	1,381,437	871,467
	PTT Chemical PCL (Foreign)	818,560	1,804,944
	PTT Exploration & Production PCL (Foreign)	300,000	1,305,491
*	PTT PCL (Foreign)	250,000	1,942,173
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,016,000	1,134,988
	Siam Cement PCL (Foreign) (6609906)	125,700	620,424
#	Siam Cement PCL (Foreign) (6806387)	203,213	1,003,008
	Siam Commercial Bank PCL (Foreign)	1,074,766	2,464,052
	Siam Makro PCL (Foreign)	112,500	279,279
	Thai Oil PCL (Foreign)	1,124,600	1,634,020
	Thai Union Frozen Products PCL (Foreign)	574,020	311,822
	The Siam Cement PCL (Foreign) NVDR	377,100	1,817,217
#	Thoresen Thai Agencies PCL (Foreign)	276,000	304,293
* #	TMB Bank PCL (Foreign)	22,454,501	767,283
TOTAL — THAILAND			40,546,309

TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
	Akbank T.A.S.	1,278,133	6,557,985
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	4,441,649
	Arcelik A.S	148,889	577,213
*	Asya Katilim Bankasi A.S.	144,411	313,523
*	Aygaz A.S.	1	1
	BIM BirlesikMagazalar A.S.	9,033	348,916
	Coca-Cola Icecek A.S.	10,186	92,335
*	Dogan Sirketler Grubu Holding A.S.	787,928	1,145,375
*	Dogan Yayin Holding A.S.	2	4
	Enka Insaat ve Sanayi A.S.	275,905	2,445,792
	Eregli Demir ve Celik Fabrikalari Turk A.S.	917,982	6,166,291
	Ford Otomotiv Sanayi A.S.	114,792	884,884
*	Koc Holding A.S. Series B	615,835	2,130,392
	Migros Turk A.S.	120,891	2,191,301
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	316,852
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	6,790,049
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	655,854
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,704,681
#	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	2,426,230
*	Turkiye Garanti Bankasi A.S.	3,050,792	9,031,874
	Turkiye Is Bankasi A.S.	1,372,915	6,522,587
	Turkiye Vakiflar Bankasi T.A.O.	165,700	313,186
*	Yapi ve Kredi Bankasi A.S.	1,340,633	2,979,945
TOTAL — TURKEY			58,036,919

16

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (11.1%)
§ @	DFA Short Term Investment Fund LP	$306,092	306,092,389

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $31,062,962 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 07/01/27 to 08/01/38 & FNMA, rates ranging from 4.888%(r) to 7.000%, maturities ranging from 05/01/20 to 12/01/37, valued at $19,891,772) to be repurchased at $19,506,374	19,502	19,501,737

TOTAL SECURITIES LENDING COLLATERAL			325,594,126

TOTAL INVESTMENTS - (100.0%)
(Cost $1,994,265,392) ##			$2,931,556,470

17

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas S.A.I.C.	1,007	$1,224
	Banco Macro SA	213,986	422,002
*	Capex SA Series A	79,110	152,176
*	Carboclor SA	50,662	19,327
*	Celulosa Argentina SA Series B	8,473	9,835
*	Central Puerto SA Series B	61,000	116,354
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	219,427
	Dycasa SA Series B	23,052	30,928
*	Endesa Costanera SA Series B	50,000	60,779
	Ferrum SA de Ceramica y Metalurgica Series B	36,599	47,330
	Fiplasto SA	21,500	10,183
*	Grupo Estrella SA Series B	30,460	12,211
	Importadora y Exportadora de la Patagonia Series B	24,999	145,476
	Introductora de Buenos Aires SA Series A	9,832	4,450
*	IRSA Inversiones y Representaciones SA	379,635	343,654
*	Juan Minetti SA	131,531	68,037
	Ledesma S.A.A.I.	387,128	531,914
*	MetroGas SA Series B	90,000	32,297
*	Polledo SA Industria Constructora y FinancierA	88,891	15,806
	Solvay Indupa S.A.I.C.	440,500	545,434
TOTAL — ARGENTINA			2,788,844

BRAZIL — (9.3%)
COMMON STOCKS — (2.2%)
	Acos Villares SA Avil	166,000	121,190
	AES Tiete SA (2440693)	18,900	188,420
	AES Tiete SA (2441038)	20,528	192,308
*	American Banknote SA	6,600	66,607
*	Anhanguera Educacional Participacoes SA	8,100	139,141
*	B2W Cia Global Do Varejo	12,000	428,098
	Bematech SA	8,000	35,386
*	Bombril SA	2,800	15,718
*	Cia de Gas de Sao Paulo	4,100	107,229
	Cia de Saneamento do Parana	176,900	265,893
	Cia Energetica de Sao Paulo	39,300	629,764
#	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	16,100	721,280
*	Cosan SA Industria e Comercio	24,800	391,627
	Cremer SA	4,300	35,350
*	Cyrela Brazil Realty SA	79,800	1,003,130
	Datasul SA	3,000	15,552

1

*	Diagnosticos Da America SA	7,100	161,732
	Energias do Brazil SA	8,202	143,309
	Eternit SA	140,670	582,529
	Ferbasa-Ferro Ligas Da Bahia	4,300	41,417
	Fertilizantes Fosfatados SA	5,200	299,877
*	Global Village Telecom Holding SA	10,900	247,290
	Globex Utilidades SA	58,737	522,147
*	IdeiasNet SA	205,300	754,446
	Industrias Romi SA	12,600	104,742
*	JBS SA	47,700	194,019
*	JHSF Participacoes SA	8,200	33,706
*	Light SA	22,100	310,485
*	Localiza Rent a Car SA	15,500	155,951
*	Lojas Americanas SA	4,200	27,828
	Lojas Renner SA	25,200	456,074
*	LPS Brasila Consultoria de Imoveis SA	2,100	29,503
*	Lupatech SA	3,800	142,209
*	M Dias Branco SA	13,200	168,442
*	M&G Poliester SA	640,780	51,105
*	Magnesita Refratarios SA	441,455	5,335,377
	Mangels Industrial SA	14,600	134,356
*	Medial Saude SA	5,600	42,086
	Natura Cosmeticos SA	21,500	250,350
*	OdontoPrev SA	2,300	51,926
	Perdigao SA	202,274	5,064,296
#	Perdigao SA ADR	71,200	3,586,344
*	Positivo Informatica SA	5,200	37,644
*	Sao Martinho SA	6,000	95,706
	Sao Paulo Alpargatas SA	5,100	258,129
*	Tam SA	8,400	166,557
*	Totvs SA	1,700	59,417
*	Universo Online SA	7,200	29,816
TOTAL COMMON STOCKS			23,895,508

PREFERRED STOCKS — (7.1%)
	Banco Mercantil do Brasil SA	6,500	58,580
	Bardella SA Industrias Mecanicas	1,100	200,632
#	Braskem SA Preferred A Sponsored ADR	301,000	4,397,610
	Centrais Electricas de Santa Catarina SA	57,900	1,598,466
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,583,460
*	Companhia de Tecidos Norte de Minas	144,942	564,651
	Companhia de Transmissao de Energia Eletrica Paulista	52,202	1,474,466
	Companhia Energetica do Ceara Coelce Series A	63,400	816,810
	Companhia Paranaense de Energia-Copel Series B	403,700	6,934,724
	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	271,602
	Confab Industrial SA	431,028	1,679,161
	Duratex SA	245,400	4,201,910
	Eletropaulo Metropolita SA Preferred A	248,500	4,280,908
	Empressa Metropolitanade Aguas e Energia SA	24,000	189,865
	Energisa SA Prf NPV	27,760	153,276

2

	Forjas Taurus SA	164,620	658,480
	Fras-Le SA	20,200	58,245
	Gol Linhas Aereas Inteligentes SA	81,900	736,598
*	Industria de Bebidas Antarctica Polar SA	23,000	37,040
*	Inepar Industria e Construcoes SA	11,690	335,568
	Klabin SA	1,412,700	4,342,102
	Lojas Americanas SA	296,203	1,877,164
	Mahle-Metal Leve SA Industria e Comercio	28,666	606,646
	Marcopolo SA	271,000	1,029,135
	Metalurgica Gerdau SA	58	1,477
*	Net Servicos de Comunicacao SA	400,902	4,623,900
#	Net Servicos de Comunicacao SA Preferred ADR	176,445	2,032,646
*	Paranapanema SA	322,525	969,554
	Petroquimica Uniao SA	33,872	303,393
	Randon e Participacoes SA	213,000	1,737,975
	Rasip Agro-Pastoril SA	51,000	15,644
*	SA Fabrica de Produtos Alimenticios Vigor	209,000	352,607
	Sadia SA	238,000	1,572,552
	Sadia SA ADR	300,000	5,982,000
	Sao Paulo Alpargatas SA	24,300	1,088,431
	Saraiva Livreiros Editores	36,700	619,172
*	Sharp SA Equipamentos Eletronicos	30,200,000	371
	Suzano Papel e Celullose SA	390,634	4,960,812
	Telemig Celular Participacoes SA	86,801	2,215,289
	Ultrapar Participacoes SA	263,040	9,446,848
	Uniao de Industrias Petroquimicas SA Series B	968,679	826,052
	Votorantim Celulose e Papel SA	12,623	270,504
	Votorantim Celulose e Papel SA Sponsored ADR	155,700	3,288,384
	Whirlpool SA	301,516	571,586
TOTAL PREFERRED STOCKS			78,966,296

RIGHTS/WARRANTS — (0.0%)
*	Totvs SA Rights 09/18/08	4	—
TOTAL — BRAZIL			102,861,804

CHILE — (1.2%)
COMMON STOCKS — (1.2%)
	Banmedica SA	1,312,094	1,295,461
	Cementos Bio-Bio SA	452,622	937,905
	Cintac SA	324,650	161,454
	Compania de Consumidores de Gas Santiago SA	71,374	278,397
	Compania SudAmericana de Vapores SA	1,048,511	1,410,965
	Corpbanca SA	327,140,907	1,786,435
	Cristalerias de Chile SA	159,630	1,463,210
	Empresas Iansa SA	4,176,187	158,821
	Farmacias Ahumada SA	242,158	566,728
	Industrias Forestales SA	20,000	4,291
	Madeco SA	5,444,501	509,675
#	Madeco SA Sponsored ADR	22,200	202,242
	Masisa SA	5,065,669	824,931

3

	Parque Arauco SA	1,055,338	946,768
	Soquimic Comercial SA	562,478	320,045
	Vina de Concha y Toro SA	1,108,893	2,216,705
#	Vina de Concha y Toro SA Sponsored ADR	7,386	294,147
	Vina San Pedro SA	40,113,498	289,459
TOTAL COMMON STOCKS			13,667,639

RIGHTS/WARRANTS — (0.0%)
*	Vapores SA Rights 09/17/08	1,048,511	10,536
TOTAL — CHILE			13,678,175

CHINA — (8.9%)
COMMON STOCKS — (9.1%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	13,763
	AMVIG Holdings, Ltd.	1,365,100	1,221,767
	Anhui Expressway Co., Ltd.	834,000	522,285
* #	AviChina Industry and Technology Co., Ltd.	2,340,000	390,173
	Baoye Group Co., Ltd.	400,000	133,369
#	Beijing Capital Land, Ltd.	1,622,000	320,361
	Beijing Enterprises Holdings, Ltd.	96,000	356,346
*	Brilliance China Automotive Holdings, Ltd.	9,784,000	1,008,851
#	Byd Co., Ltd.	1,102,000	1,263,843
	Catic Shenzhen Holdings, Ltd.	494,000	243,428
#	Chaoda Modern Agriculture	6,897,631	7,325,173
*	China Aerospace International Holdings, Ltd.	4,553,900	393,940
	China Banking Corp.	1,500	18,066
	China Ecotek Corp.	170,000	255,759
#	China Everbright International, Ltd.	5,281,800	1,090,237
#	China Foods, Ltd.	3,419,200	1,354,711
#	China Gas Holdings, Ltd.	5,841,500	1,382,462
#	China Green (Holdings), Ltd.	1,392,800	1,232,344
*	China Haidian Holdings, Ltd.	2,455,000	109,550
	China Hi-Ment Corp.	396,348	504,293
#	China Infrastructure Machinery Holdings, Ltd.	1,662,000	1,442,705
	China Insurance International Holdings Co., Ltd.	333,000	689,411
*	China Life Insurance Co., Ltd.	1,647,177	866,983
*	China Metal Products Co., Ltd.	388,772	499,828
* #	China Mining Resources Group, Ltd.	9,903,900	548,783
#	China Pharmaceutical Group, Ltd.	2,898,000	953,060
#	China Power International Development, Ltd.	6,515,200	1,998,116
	China Rare Earth Holdings, Ltd.	2,736,300	418,305
#	China Shineway Pharmaceutical Group, Ltd.	460,200	327,715
#	China State Construction International Holdings, Ltd.	3,984,000	929,617
	China Steel Chemical Corp.	412,554	958,821

4

	China Travel International Investment Hong Kong, Ltd.	5,900,000	1,286,980
#	China Yurun Food Group, Ltd.	2,622,000	4,473,930
	Chinese Maritime Transport, Ltd.	446,850	1,286,117
#	Chongqing Iron and Steel Co., Ltd.	856,000	258,194
*	CITIC 21CN Co., Ltd.	4,363,200	134,367
* #	CITIC Resources Holdings, Ltd.	8,560,600	2,036,474
	CNPC (Hong Kong), Ltd.	6,830,000	2,618,264
#	Comba Telecom Systems Holdings, Ltd.	1,551,600	390,764
	COSCO International Holdings, Ltd.	2,411,000	866,382
#	Dalian Port (PDA) Co., Ltd.	3,280,000	1,793,831
	Digital China Holdings, Ltd.	443,800	224,950
#	Dynasty Fine Wines Group, Ltd.	2,274,600	310,234
*	Enerchina Holdings, Ltd.	1,881,945	50,527
	First Tractor Co., Ltd.	706,000	129,897
*	Founder Holdings, Ltd.	562,900	20,034
#	FU JI Food & Catering Services	910,800	1,041,799
#	Geely Automobile Holdings, Ltd.	9,466,900	832,796
	Global Bio-Chem Technology Group Co., Ltd.	6,287,400	2,387,731
#	Golden Eagle Retail Group, Ltd.	3,066,000	2,837,474
	Great Wall Motor Co., Ltd.	698,500	329,551
*	Great Wall Technology Co., Ltd.	652,000	86,220
	Guangdong Investment, Ltd.	5,402,000	1,834,150
#	Guangzhou Pharmaceutical Co., Ltd.	346,000	171,619
#	Guangzhou Shipyard International Co., Ltd.	280,000	484,195
	GZI Transport, Ltd.	2,027,300	923,958
	Hainan Meilan International Airport Co., Ltd.	364,000	286,102
	Harbin Power Equipment Co., Ltd.	1,244,000	1,532,626
#	Hengan International Group Co., Ltd.	79,000	264,269
#	HKC (Holdings), Ltd.	12,319,657	2,068,693
#	Hopson Development Holdings, Ltd.	1,282,000	1,270,739
#	Hunan Non-Ferrous Metal Corp., Ltd.	5,610,000	947,405
#	Jingwei Textile Machinery Co., Ltd.	234,000	32,777
* #	Kingway Brewery Holdings, Ltd.	1,595,800	162,120
#	Li Ning Co., Ltd.	2,389,000	5,934,728
	Lianhua Supermarket Holdings Co., Ltd.	364,000	622,654
	Lingbao Gold Co., Ltd.	478,000	135,053
#	Mingyuan Medicare Development Co., Ltd.	4,861,900	569,408
	Minmetals Resources, Ltd.	3,294,000	754,640
	Nanjing Panda Electronics Co., Ltd.	284,000	51,212
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,039,590
	Qingling Motors Co., Ltd.	2,390,000	375,347
*	Semiconductor Manufacturing International Corp.	48,537,000	2,266,379
#	Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	144,837
#	Shanghai Prime Machinery Co., Ltd.	1,214,000	202,307
	Shenji Kunming Machine Tool Co., Ltd.	195,000	131,179
#	Shenzhen Expressway Co., Ltd.	2,570,000	1,257,673
	Shenzhen International Holdings, Ltd.	24,914,300	1,963,392
	Shenzhen Investment, Ltd.	7,172,000	1,905,993

5

	Shenzhou International Group	1,095,000	232,828
#	Shougang Concord International Enterprises Co., Ltd.	11,314,100	2,680,415
#	Sichuan Expressway Co., Ltd.	1,552,000	352,317
	SinoCom Software Group, Ltd.	1,439,200	168,945
	Sinolink Worldwide Holdings, Ltd.	5,475,300	732,915
#	Sinopec Kantons Holdings, Ltd.	1,368,300	198,811
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,600,000	293,108
	Sinotrans, Ltd.	5,913,000	1,335,664
	Skyworth Digital Holdings, Ltd.	3,774,300	407,629
	SRE Group, Ltd.	4,586,000	437,221
*	Stone Group Holdings, Ltd.	2,896,000	140,251
* #	TCL Communication Technology Holdings, Ltd.	9,301,000	177,861
* #	TCL Multimedia Technology Holdings, Ltd.	11,188,700	305,429
#	Tianjin Capital Environmental Protection	622,000	113,788
	Tianjin Development Holdings, Ltd.	1,845,800	1,021,253
* #	Towngas China Co., Ltd.	3,173,000	1,232,183
	TPV Technology, Ltd.	5,356,000	2,594,320
#	Travelsky Technology, Ltd.	2,083,000	1,265,196
	Weiqiao Textile Co., Ltd.	1,359,000	1,077,251
#	Xiamen International Port Co., Ltd.	1,860,000	326,465
#	Xinao Gas Holdings, Ltd.	2,178,000	3,455,193
#	Xiwang Sugar Holdings Co., Ltd.	1,624,000	488,213
*	Zhejiang Glass Co., Ltd.	445,000	220,089
TOTAL COMMON STOCKS			98,760,970

RIGHTS/WARRANTS — (0.0%)
* #	China State Construction International Holdings, Ltd. Rights 02/27/09	96,857	496
TOTAL — CHINA			98,761,466

HUNGARY — (0.4%)
COMMON STOCKS — (0.4%)
*	Danubius Hotel & Spa NYRT	47,091	1,746,143
* #	Fotex NYRT	119,895	444,132
* #	Pannonplast NYRT	194,795	1,455,281
* #	RABA Automotive Holding NYRT	73,839	650,510
* #	Synergon Information Systems	37,006	187,387
	Zwack Unicum NYRT	1,100	98,984
TOTAL — HUNGARY			4,582,437

INDIA — (10.4%)
COMMON STOCKS — (10.4%)
*	3M India, Ltd.	4,899	179,346
*	Abhishek Industries, Ltd.	216,492	72,078
	Adlabs Films, Ltd.	66,472	734,359
	Ador Welding, Ltd.	17,588	51,591
	Aftek, Ltd.	125,900	111,401
*	Agro Tech Foods, Ltd.	39,674	116,645
	Ajmera Realty & Infra India	111,700	239,674
	Alembic, Ltd.	329,290	313,254

6

	Alfa Laval (India), Ltd.	7,075	129,000
	Alok Industries, Ltd.	315,146	289,914
	Ansal Properties & Infrastructure, Ltd.	196,315	443,628
	Apollo Hospitals Enterprise, Ltd.	124,821	1,374,256
	Apollo Tyres, Ltd.	880,050	780,153
*	Aptech, Ltd.	69,254	330,234
*	Arvind Mills, Ltd.	279,573	185,317
*	Asahi India Glass, Ltd.	307,030	415,520
	Ashapura Minechem, Ltd.	134,220	353,906
	Asian Hotels, Ltd.	26,208	261,613
	Aurobindo Pharma, Ltd.	108,294	769,274
	Automotive Axles, Ltd.	19,185	126,415
	Avaya GlobalConnect, Ltd.	27,160	82,944
	Aventis Pharma, Ltd.	23,466	443,957
	Bajaj Auto Finance, Ltd.	54,772	165,807
	Bajaj Hindusthan, Ltd.	81,444	313,032
	Balaji Telefilms, Ltd.	131,073	499,003
	Ballarpur Industries, Ltd.	1,021,629	765,907
	Balmer Lawrie & Co., Ltd.	23,290	206,255
*	Balrampur Chini Mills, Ltd.	876,659	1,828,439
	Bank of Maharashtra, Ltd.	660,031	517,908
	Bank of Rajasthan, Ltd.	215,182	387,915
	Bannari Amman Sugars, Ltd.	15,919	331,476
	Bata India, Ltd.	86,199	324,442
	Berger Paints India, Ltd.	577,884	516,435
*	Bharati Shipyard, Ltd.	44,652	300,049
	Bhushan Steel & Strips, Ltd.	82,431	1,560,917
	Birla Corp., Ltd.	124,628	457,458
	Blue Dart Express, Ltd.	16,011	232,055
	Blue Star, Ltd.	130,203	1,255,021
	Bombay Burmah Trading Co.	10,000	73,679
	Bombay Dyeing & Manufacturing Co., Ltd.	56,142	684,145
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	352,842
	Britannia Industries, Ltd.	30,375	994,290
	Cadila Healthcare, Ltd.	65,306	477,250
*	Cambridge Solutions, Ltd.	130,152	149,609
	Carborundum Universal, Ltd.	152,175	447,161
	Ceat, Ltd.	76,619	130,850
	Century Enka, Ltd.	37,178	82,161
	CESC, Ltd.	164,998	1,240,945
	Chambal Fertilizers & Chemicals, Ltd.	637,986	1,046,487
*	Chemplast Sanmar, Ltd.	79,745	12,747
	Chennai Petroleum Corp., Ltd.	231,113	1,343,515
*	Chi Investments, Ltd.	27,539	19,808
	Cholamandalam DBS Finance, Ltd.	42,010	95,663
	City Union Bank, Ltd.	504,250	307,100
	Clariant Chemicals (India), Ltd.	25,417	130,813
	CMC, Ltd.	29,521	390,709
	Coromandel Fertilisers, Ltd.	236,478	947,750
	Cranes Software International, Ltd.	182,944	514,428
	CRISIL, Ltd.	10,145	846,453
	Dalmia Cement (Bharat), Ltd.	60,289	296,689

7

	DCM Shriram Consolidated, Ltd.	258,455	343,550
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	355,353
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,207,560
	E.I.D. - Parry (India), Ltd.	178,726	918,650
	Eicher Motors, Ltd.	51,963	333,717
	EIH, Ltd.	136,145	451,832
	Elder Pharmaceuticals, Ltd.	45,749	345,846
	Electrosteel Casings, Ltd.	384,060	277,161
	Elgi Equipments, Ltd.	112,237	126,156
	Esab India, Ltd.	31,753	313,019
*	Escorts, Ltd.	105,268	192,393
	Essel Propack, Ltd.	229,455	129,241
*	Eveready Industries (India), Ltd.	149,446	134,998
	Exide Industries, Ltd.	1,026,382	1,624,999
	FAG Bearings (India), Ltd.	26,817	225,298
	FDC, Ltd.	423,054	320,180
	Federal Bank, Ltd.	279,298	1,352,944
	Finolex Cables, Ltd.	253,437	290,029
	Finolex Industries, Ltd.	229,394	284,440
	Gammon India, Ltd.	141,799	702,332
	Geodesic Information Systems, Ltd.	144,811	573,479
	Geometric, Ltd.	103,884	137,273
*	GHCL, Ltd.	159,986	309,666
	Gillette India, Ltd.	8,591	176,216
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	840,353
	Godfrey Phillips India, Ltd.	2,778	92,908
	Godrej Consumer Products, Ltd.	295,660	883,887
*	Goetze (India), Ltd.	60,504	80,173
	Graphite India, Ltd.	221,802	294,229
	Greaves Cotton, Ltd.	123,608	451,638
*	GTL Infrastructure, Ltd.	516,486	467,105
	GTL, Ltd.	172,195	778,029
	Gujarat Alkalies & Chemicals, Ltd.	135,835	499,882
	Gujarat Ambuja Exports, Ltd.	180,510	157,021
	Gujarat Fluorochemicals, Ltd.	164,960	762,078
	Gujarat Gas Co., Ltd.	85,660	562,361
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	652,199
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	486,813
	H.E.G., Ltd.	76,619	413,802
	HCL Infosystems, Ltd.	280,963	755,750
*	Helios & Matheson Information Technology, Ltd.	8,779	10,701
	Hexaware Technologies, Ltd.	195,745	207,740
	Hikal, Ltd.	17,498	192,324
*	Himachal Futuristic Communications, Ltd.	705,174	244,685
*	Himatsingka Seide, Ltd.	115,558	132,445
	Hinduja Ventures, Ltd.	36,075	165,127
	Hindustan Construction Co., Ltd.	512,201	1,097,843
*	Hindustan Motors, Ltd.	280,005	154,276
	Hindustan Oil Exploration Co., Ltd.	68,322	186,897
	Hindustan Sanitaryware & Industries, Ltd.	69,904	57,771
	Honeywell Automation India, Ltd.	6,781	195,870
	Hotel Leelaventure, Ltd.	580,370	419,733

8

	HTMT Global Solutions, Ltd.	36,075	204,781
	ICI India, Ltd.	50,985	575,701
	India Glycols, Ltd.	47,189	219,008
	Indo Rama Synthetics (India), Ltd.	136,867	73,728
	Indoco Remedies, Ltd.	12,300	72,308
*	IndusInd Bank, Ltd.	447,357	605,349
	INEIS ABS India, Ltd.	23,441	77,128
*	Infomedia India, Ltd.	23,790	73,755
	Infotech Enterprises, Ltd.	87,418	431,634
	Ipca Laboratories, Ltd.	55,746	734,249
*	Ispat Industries, Ltd.	930,933	524,537
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	134,959
	Jain Irrigation Systems, Ltd.	111,368	1,058,285
	Jammu & Kashmir Bank, Ltd.	74,481	848,478
*	JBF Industries, Ltd.	99,101	193,582
	Jindal Poly Films, Ltd.	29,404	173,769
	Jindal Saw, Ltd.	73,518	964,834
	Jindal Stainless, Ltd.	232,194	644,519
	JK Tyre and Industries, Ltd.	67,734	134,637
	Jubilant Organosys, Ltd.	91,504	746,515
	Jyoti Structures, Ltd.	116,466	338,748
	K.S.B. Pumps, Ltd.	15,895	110,619
	Kajaria Ceram	52,155	40,340
	Karnataka Bank, Ltd.	198,190	627,027
	Karur Vysya Bank, Ltd.	103,349	797,113
	KEC International, Ltd.	50,258	442,723
	Kesoram Industries, Ltd.	83,108	501,205
	Kirloskar Oil Engines, Ltd.	374,592	764,175
	KPIT Cummins Infosystems, Ltd.	107,009	138,736
	Lakshmi Machine Works, Ltd.	5,560	135,119
*	Landmark Property Development Co., Ltd.	168,582	69,835
	LIC Housing Finance, Ltd.	148,431	1,096,841
	Macmillan India, Ltd.	8,169	26,258
	Madras Cements, Ltd.	1,770	100,750
	Maharashtra Scooters, Ltd.	4,550	21,044
	Maharashtra Seamless, Ltd.	99,628	648,661
	Mahindra Lifespace Developers, Ltd.	56,900	597,214
	Mahindra Ugine Steel Co., Ltd.	21,140	24,331
	Mangalam Cement, Ltd.	49,704	101,079
	Marico, Ltd.	901,020	1,224,432
	Mastek, Ltd.	59,764	483,658
*	Matrix Laboratories, Ltd.	400,039	1,406,926
*	MAX India, Ltd.	261,485	1,191,796
	Megasoft, Ltd.	21,301	34,758
	Mercator Lines, Ltd.	350,017	630,201
	Merck, Ltd.	20,256	159,653
	Micro Inks, Ltd.	11,233	48,815
	MIRC Electronics, Ltd.	36,585	13,401
	Monnet Ispat, Ltd.	67,091	768,340
	Monsanto India, Ltd.	11,378	425,446
	Moser Baer (India), Ltd.	372,370	853,877
	Motherson Sumi Systems, Ltd.	666,405	1,234,708

9

	Mphasis, Ltd.	214,746	1,173,381
	MRF, Ltd.	7,798	624,374
	Mukand, Ltd.	111,752	201,696
	Mukta Arts, Ltd.	1,572	3,042
*	Mysore Cements, Ltd.	274,729	182,581
	Nagarjuna Construction Co., Ltd.	309,858	874,246
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	718,454
*	Nahar Capital & Financial Services, Ltd.	31,896	29,098
*	Nahar Poly Films, Ltd.	45,938	18,732
	Nahar Spinning Mills, Ltd.	67,990	64,395
	Navneet Publications (India), Ltd.	67,988	102,672
*	NELCO, Ltd.	40,558	62,286
*	Netflier Finco, Ltd.	16,933	9,666
	NIIT Technologies, Ltd.	114,330	296,114
	NIIT, Ltd.	340,635	689,603
*	Nirma, Ltd.	28,800	86,775
	NOCIL, Ltd.	201,948	111,748
	Nucleus Software Exports, Ltd.	42,062	156,914
*	OCL India, Ltd.	56,194	125,098
*	OCL Iron & Steel, Ltd.	168,582	55,254
*	Octav Investments, Ltd.	4,020	5,326
*	Omax Autos, Ltd.	40,939	36,899
	Opto Circuits India, Ltd.	192,637	1,383,542
*	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	632,004
	Orient Paper & Industries, Ltd.	296,620	233,217
	Panacea Biotec, Ltd.	119,514	791,436
	Pantaloon Retail India, Ltd.	2,575	19,720
	Patel Engineering, Ltd.	97,383	904,238
	Petronet LNG, Ltd.	624,101	838,033
	Pfizer, Ltd.	71,204	944,912
	Pidilite Industries, Ltd.	481,710	1,513,206
	Polaris Software Lab, Ltd.	157,531	359,838
	Praj Industries, Ltd.	268,545	1,040,300
	Pricol, Ltd.	132,536	49,377
	Prism Cements, Ltd.	596,393	470,874
	PSL, Ltd.	63,467	452,291
	PTC India, Ltd.	264,901	467,135
	Punjab Tractors, Ltd.	28,848	118,774
*	PVP Ventures, Ltd.	13,697	32,974
	Radico Khaitan, Ltd.	156,080	249,220
	Rain Commodities, Ltd.	76,883	375,604
	Rallis India, Ltd.	19,769	243,922
*	Rama Newsprint & Papers, Ltd.	83,017	53,524
	Raymond, Ltd.	98,113	429,274
*	REI Agro, Ltd.	102,217	3,248,171
	Reliance Industrial Infrastructure, Ltd.	24,104	497,249
*	Rico Auto Industries, Ltd.	202,391	82,895
	Rolta India, Ltd.	266,216	1,964,025
	Ruchi Soya Industries, Ltd.	371,710	655,642
	Sakthi Sugars, Ltd.	61,507	149,618
	Saregama India, Ltd.	27,039	61,366
*	SEAMEC, Ltd.	58,658	152,628

10

	Shanthi Gears, Ltd.	79,510	132,391
	Shriram Transport Finance Co., Ltd.	301,310	2,320,094
*	Sicagen India, Ltd.	41,648	12,276
*	Sical Logistics, Ltd.	41,648	82,258
	SKF India, Ltd.	95,810	508,785
*	Solectron Centum Electronics, Ltd.	18,865	31,824
*	Solectron EMS India, Ltd.	9,432	19,873
	Sona Koyo Steering Systems, Ltd.	174,060	111,328
	Sonata Software, Ltd.	155,438	99,441
	South India Bank, Ltd.	131,024	332,455
*	SREI Infrastructure Finance, Ltd.	165,360	412,429
	SRF, Ltd.	101,277	303,316
	Sterling Biotech, Ltd.	469,728	1,854,367
	Sterlite Technologies, Ltd.	95,694	394,250
*	Strides Arcolab, Ltd.	64,472	283,983
	Subros, Ltd.	109,780	76,736
	Sundaram-Clayton, Ltd.	3,890	16,764
	Sundram Fastners, Ltd.	465,052	279,960
	Supreme Industries, Ltd.	22,265	108,329
	Supreme Petrochem, Ltd.	144,830	64,043
	Swaraj Engines, Ltd.	3,100	13,100
	Syndicate Bank	375,000	500,129
	Taj GVK Hotels and Resorts, Ltd.	83,666	167,997
	Tata Elxsi, Ltd.	51,574	190,869
	Tata Investment Corp., Ltd.	50,540	547,307
	Tata Metaliks, Ltd.	42,871	135,989
*	Teledata Marine Solutions, Ltd.	152,395	118,801
*	Teledata Technology Solution	152,395	118,801
	Texmaco, Ltd.	21,569	613,791
	Thomas Cook (India), Ltd.	99,630	213,695
	Torrent Pharmaceuticals, Ltd.	194,766	861,009
	Trent, Ltd.	18,895	218,972
	Tube Investments of India, Ltd.	338,984	366,548
	TVS Motor Co., Ltd.	162,814	119,298
	Unichem Laboratories, Ltd.	52,347	236,866
	Usha Martin, Ltd.	433,015	756,643
*	Uttam Galva Steels, Ltd.	127,929	115,232
	Vardhman Textiles, Ltd.	76,291	147,357
	Varun Shipping Co.	261,746	397,993
	Vesuvius India, Ltd.	12,502	50,881
*	Wabco-TVs	3,890	34,194
*	Welspun India, Ltd.	92,659	80,025
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	2,106,476
	Wockhardt, Ltd.	52,983	238,369
	Wyeth, Ltd.	40,457	403,531
	Zensar Technologies, Ltd.	41,117	128,040
	Zuari Industries, Ltd.	55,762	404,677
TOTAL COMMON STOCKS			114,746,104

11

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	63,849

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 05/06/09	9,548	2,293
TOTAL — INDIA			114,812,246

INDONESIA — (3.4%)
COMMON STOCKS — (3.4%)
	PT Apexindo Pratama Tbk	2,187,000	517,891
	PT Asahimas Flat Glass Tbk	1,012,000	278,751
	PT Astra Graphia Tbk	4,549,000	204,825
*	PT Bakrieland Development Tbk	40,345,750	1,525,031
	PT Bank CIMB Niaga Tbk	26,487,500	2,551,807
*	PT Bank Pan Indonesia Tbk	26,324,875	2,651,007
*	PT Batu Buana Tbk	77,715	884
	PT Berlian Laju Tanker Tbk	9,636,700	1,842,687
	PT Bhakti Investama Tbk	23,921,100	1,037,099
	PT Budi Acid Jaya Tbk	7,007,000	220,612
*	PT Charoen Pokphand Indonesia Tbk	6,960,500	679,535
*	PT Ciputra Surya Tbk	4,402,000	223,861
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	998,632
*	PT Clipan Finance Indonesia Tbk	3,133,000	107,092
*	PT Davomas Adabi Tbk	41,920,000	799,191
*	PT Delta Dunia Petronda Tbk	12,220,000	1,011,269
*	PT Dynaplast Tbk	1,038,000	90,754
*	PT Energi Mega Persada Tbk	21,237,000	1,634,574
	PT Enseval Putera Megatrading Tbk	6,380,000	343,598
*	PT Ever Shine Textile Tbk	4,029,640	29,947
	PT Global Mediacom Tbk	8,180,000	341,631
	PT Gudang Garam Tbk	75,000	52,646
*	PT Hanson International Tbk	5,038,000	38,842
*	PT Hero Supermarket Tbk	33,000	14,426
*	PT Holcim Indonesia Tbk	16,152,500	2,016,084
	PT Indo-Rama Synthetics Tbk	2,211,000	172,911
*	PT Intiland Development Tbk	2,097,400	98,566
	PT Jaya Real Property Tbk	1,967,500	201,411
	PT Kalbe Farma Tbk	20,522,238	1,670,935
*	PT Kawasan Industry Jababeka Tbk	30,726,000	395,459
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,913
	PT Lippo Karawaci Tbk	35,036,250	2,941,357
	PT Matahari Putra Prima Tbk	10,021,500	609,412
	PT Mayorah Indah Tbk	2,473,500	388,971
*	PT Medco Energi International Tbk	5,922,500	3,144,202
	PT Mitra Adiperkasa Tbk	3,295,000	189,796
*	PT Modern Photo Tbk	40,000	1,399
	PT Mustika Ratu Tbk	193,000	4,835
*	PT Pakuwon Jati Tbk	409,500	21,708
*	PT Panasia Indosyntec Tbk	79,000	3,454
*	PT Panin Insurance Tbk	9,119,500	327,068
*	PT Panin Life Tbk	48,653,500	1,267,187
	PT Petrosea Tbk	15,000	9,590

12

*	PT Pioneerindo Gourmet International Tbk	29,000	1,268
*	PT Polychem Indonesia Tbk	7,963,500	194,827
*	PT Prasidha Aneka Niaga Tbk	84,000	689
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,044
	PT Ramayana Lestari Sentosa Tbk	14,295,000	1,211,687
	PT Samudera Indonesia Tbk	223,000	132,944
	PT Selamat Semp Tbk	1,920,000	180,459
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	419,343
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	178,742
	PT Summarecon Agung Tbk	20,684,532	739,805
*	PT Sunson Textile Manufacturer Tbk	2,325,500	63,538
*	PT Suparma Tbk	2,400,000	61,021
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,410
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	295,958
*	PT Suryamas Dutamakmur Tbk	125,000	1,913
	PT Tempo Scan Pacific Tbk	524,000	30,623
*	PT Texmaco Jaya Tbk	93,000	29,984
	PT Timah Tbk	8,795,000	2,456,815
	PT Trias Sentosa Tbk	9,198,400	215,332
	PT Trimegah Sec Tbk	9,961,000	248,672
	PT Tunas Ridean Tbk	3,838,000	417,895
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	25,613
	PT Unggul Indah Cahaya Tbk	48,239	13,510
TOTAL COMMON STOCKS			37,585,942

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrie & Brothers Tbk Rights 04/01/11	177,626,837	—
TOTAL — INDONESIA			37,585,942

ISRAEL — (2.0%)
COMMON STOCKS — (2.0%)
	Africa Israel Industries, Ltd.	2,031	108,374
	Alony Hetz Properties & Investments, Ltd.	229,186	656,374
*	Alvarion, Ltd.	185,133	1,182,155
	Analyst IMS Investment Management Services, Ltd.	16,892	160,580
*	AudioCodes, Ltd.	95,696	379,048
	Azorim Investment Development & Construction Co., Ltd.	58,001	430,904
	Baran Group, Ltd.	26,753	334,562
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square Chain Investments and Properties, Ltd.	32,902	162,764
	Blue Square-Israel, Ltd.	100,987	976,203
	Clal Industries, Ltd.	211,165	820,727
*	Compugen, Ltd.	11,938	24,073
	Dan Vehicle & Transportation	49,939	321,221
*	Danya Cebus, Ltd.	23,610	104,222
	Delek Automotive Systems, Ltd.	30,881	397,280
	Delek Drilling LP, Ltd.	799,658	447,127
*	Delta-Galil Industries, Ltd.	31,300	142,289
	Direct Insurance - I.D.I. Insurance Co., Ltd.	92,764	267,875

13

	Elbit Medical Imaging, Ltd.	37,507	1,066,395
*	Electra (Israel), Ltd.	5,396	609,615
*	Elron Electronic Industries, Ltd.	53,470	348,630
*	Feuchtwanger Investments, Ltd.	4,200	14
*	First International Bank of Israel, Ltd.	138,621	282,094
*	FMS Enterprises Migun, Ltd.	10,169	283,331
	Formula Systems, Ltd.	18,238	194,761
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,515,006
*	Granite Hacarmel Investments, Ltd.	19,200	50,188
*	Hadera Paper, Ltd.	8,541	566,614
*	Hamlet (Israel-Canada), Ltd.	22,675	190,258
*	Hot-Cable Systems Media, Ltd.	68,469	729,928
*	Housing & Construction Holding Co., Ltd.	815,326	946,890
	IBI Investment House, Ltd.	12,775	106,163
	Industrial Building Corp., Ltd.	276,524	529,126
*	Israel Petrochemical Enterprises, Ltd.	30,827	159,440
	Ituran Location & Control, Ltd.	45,195	542,211
*	Jerusalem Oil Exploration, Ltd.	14,516	141,625
*	Knafaim Arkia Holdings, Ltd.	27,233	170,201
	Leader Holding & Investments, Ltd.	74,777	88,204
*	Magal Security Systems, Ltd.	18,398	150,784
*	Magic Software Enterprises, Ltd.	43,946	98,742
	Medtechnica, Ltd.	10,336	50,891
*	Metalink, Ltd.	32,556	32,795
*	Metis Capital, Ltd.	1,079	2,778
	Middle East Tube Co., Ltd.	13,500	28,938
	Mivtach Shamir Holdings, Ltd.	16,251	494,824
*	Naphtha Israel Petroleum Corp.	324,951	116,585
*	Neto M.E. Holdings, Ltd.	6,938	175,490
*	Nisko Industries, Ltd.	5,929	23,313
	O.R.T. Technologies, Ltd.	6,000	34,513
*	OCIF Investments and Development, Ltd.	5,002	72,013
*	Orckit Communications, Ltd.	20,800	134,199
	Osem Investment, Ltd.	1	8
	Property and Building Corp., Ltd.	13,195	918,616
*	RADVision, Ltd.	36,193	239,245
*	Retalix, Ltd.	52,825	629,466
	Scailex Corp., Ltd.	60,694	439,616
	Spectronix, Ltd.	9,752	38,619
*	Suny Electronic Inc., Ltd.	24,470	78,809
	Super-Sol, Ltd. Series B	449,336	2,073,275
*	The Israel Land Development Co., Ltd.	34,759	164,745
*	Tower Semiconductor, Ltd.	248,882	176,404
*	TTI Team Telecom International, Ltd. ADR	3,220	5,410
*	Union Bank of Israel, Ltd.	77,000	329,716
	Urdan Industries, Ltd.	303,535	393,711
*	VeriFone Holdings, Inc.	1	7
TOTAL — ISRAEL			22,339,984

14

MALAYSIA — (5.4%)
COMMON STOCKS — (5.4%)
	A&M Realty Berhad	130,000	18,070
	Acoustech Berhad	170,200	44,696
	Aeon Co. Berhad	974,200	1,095,812
*	AMBD Berhad	2,148,100	100,793
	Amway (Malaysia) Holdings Berhad	396,700	799,418
	Ancom Berhad	400,500	99,480
	Ann Joo Resources Berhad	981,750	939,826
*	Anson Perdana Berhad	10,000	133
	APM Automotive Holdings Berhad	215,100	126,673
*	Asas Dunia Berhad	173,000	37,139
*	Asia Pacific Land Berhad	1,888,600	166,027
	Bandar Raya Developments Berhad	1,190,200	533,312
	Berjaya Corp. Berhad	4,994,500	1,119,708
	Berjaya Land Berhad	1,089,000	1,406,063
	Bernas Padiberas Nasional Berhad	1,175,200	482,936
	Bimb Holdings Berhad	894,600	281,193
	Bolton Properties Berhad	674,600	162,660
	Boustead Holdings Berhad	644,100	944,146
	Cahya Mata Sarawak Berhad	823,600	422,988
	Carlsberg Brewery Malaysia Berhad	655,600	747,651
	Cement Industries of Malaysia Berhad	359,000	606,484
	Chemical Co. of Malaysia Berhad	472,600	403,396
	Chin Teck Plantations Berhad	33,000	67,278
	Choo Bee Metal Industries Berhad	26,000	15,864
	Cycle & Carriage Bintang Berhad	15,000	9,057
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	46,630
	DNP Holdings Berhad	696,000	192,460
	DRB-Hicom Berhad	2,006,700	582,004
	Dreamgate Corp. Berhad	2,386,200	203,159
	Dutch Lady Milk Industries Berhad	125,700	439,983
	Eastern & Oriental Berhad (6468754)	1,095,600	328,414
	Eastern & Oriental Berhad (B19ZLW1)	36,000	11,669
	Eastern Pacific Industrial Corp. Berhad	441,100	178,984
	ECM Libra Avenue Berhad	1,592,777	251,739
	Encorp BHD	196,700	38,194
	Eng Kah Corp. Berhad	32,000	26,688
	Esso Malaysia Berhad	420,600	321,621
	Faber Group Berhad	692,300	179,301
	Far East Holdings Berhad	61,500	122,050
*	Fountain View Development Berhad	808,200	52,395
	Fraser & Neave Holdings Berhad	376,000	1,001,861
	General Corp. Berhad	279,100	74,383
*	George Kent (Malaysia) Berhad	124,200	19,371
	GHL Systems Berhad	308,767	23,235
	Globetronics Technology Berhad	3,567,800	230,499
	Glomac Berhad	670,500	145,631
	Gold IS Berhad	279,600	118,234
*	Golden Plus Holdings Berhad	216,000	104,388
	Grand United Holdings Berhad	787,000	138,599
	Guiness Anchor Berhad	897,100	1,412,712

15

	GuocoLand (Malaysia) Berhad	1,359,800	561,316
	Hap Seng Consolidated Berhad	1,171,900	870,179
	HLG Capital Berhad	100,400	37,499
	Hock Seng Lee Berhad	1,010,300	189,131
	Hong Leong Industries Berhad	605,900	699,910
	Hovid Berhad	1,803,300	134,846
	Hume Industries (Malaysia) Berhad	412,267	451,065
	Hunza Properties Berhad	500,400	205,714
	Hwang-DBS (Malaysia) Berhad	308,500	146,571
*	IJM Land Berhad	1,421,000	459,053
	IJM Plantations Berhad	1,188,700	871,977
*	Insas Berhad	1,642,200	168,265
	Integrated Logistics Berhad	544,300	127,813
*	Jaks Resources Berhad	800,700	136,680
	Java, Inc. Berhad	37	14
	Jaya Tiasa Holdings Berhad	516,390	482,839
*	Johan Holdings Berhad	190,600	10,228
	JT International Berhad	550,600	698,601
	K & N Kenanga Holdings Berhad	890,000	172,654
*	Karambunai Corp. Berhad	5,564,900	114,274
	Keck Seng (Malaysia) Berhad	552,100	658,502
	KFC Holdings (Malaysia) Berhad	562,000	1,123,031
	Kian Joo Can Factory Berhad	1,091,080	403,561
	Kim Hin Industry Berhad	52,000	18,379
	Kim Loong Resources Berhad	221,760	129,852
	KPJ Healthcare Berhad	327,700	316,024
	KrisAssets Holdings Berhad	88,863	69,769
	KSL Holdings Berhad	688,666	187,056
*	Kub Malaysia Berhad	1,353,500	122,685
	Kuchai Development Berhad	87,100	20,695
	Kulim Malaysia Berhad	536,050	1,194,897
*	Kumpulan Europlus Berhad	1,228,800	88,575
*	Kumpulan Hartanah Selangor Berhad	978,600	137,223
*	Kurnia Asia Berhad	2,485,800	435,927
	Kwantas Corp. Berhad	343,600	287,788
*	Land & General Berhad	2,560,400	209,248
	Landmarks Berhad	923,400	367,947
*	LBS Bina Group Berhad	680,600	66,882
	Leader Universal Holdings Berhad	1,018,700	184,705
	Leong Hup Holdings Berhad	427,700	127,370
	Lingkaran Trans Kota Holdings Berhad	915,600	467,751
*	Lion Corp Berhad	800,300	115,766
	Lion Diversified Holdings Berhad	250,000	60,015
	Lion Industries Corp. Berhad	1,287,800	775,817
*	MAA Holdings Berhad	626,666	120,440
*	Malaysia Aica Berhad	48,200	8,844
	Malaysia Building Society Berhad	362,700	154,302
	Malaysian Mosaics Berhad	71,460	20,912
	Malaysian Pacific Industries Berhad	339,500	704,487
	Malaysian Resources Corp. Berhad	1,794,366	403,234
*	Mancon Berhad	12,000	3,076
	Manulife Insurance (M) Berhad	100,800	91,787

16

	Marco Holdings Berhad	2,835,400	90,516
*	Matrix International Berhad	684,000	76,291
	MBM Resources Berhad	322,366	227,464
*	Measat Global Berhad	176,800	74,333
	Media Prima Berhad	1,554,133	690,056
	Mega First Corp. Berhad	394,700	124,647
*	MEMS Technology Berhad	1,917,000	61,594
	Metro Kajang Holdings Berhad	138,900	43,192
*	Minho (M) Berhad	181,100	23,096
	MK Land Holdings Berhad	2,369,500	124,791
	MNRB Holdings Berhad	497,100	624,026
	MTD ACPI Engineering Berhad	601,000	87,515
*	Muhibbah Engineering Berhad	750,150	434,300
*	Mulpha International Berhad	2,268,650	779,620
	Multi-Purpose Holdings Berhad	457,000	195,513
	Naim Cendera Berhad	622,300	508,551
*	Narra Industries Berhad	16,000	2,405
	NCB Holdings Berhad	1,147,200	1,012,283
	New Straits Times Press (Malaysia) Berhad	749,600	330,109
*	Nikko Electronics Berhad	36,600	380
	Notion VTEC Berhad	1,311,600	119,349
	NTPM Holdings Berhad	550,600	81,244
	NV Multi Corp. Berhad	430,900	88,455
*	NWP Holdings Berhad	112,000	4,621
*	Nylex (Malaysia) Berhad	551,000	180,894
	OKS Property Holdings Berhad	6,786	1,216
	Oriental Holdings Berhad	10,500	17,349
	OSK Holdings Berhad	1,375,271	584,851
	OSK Ventures Interantional Berhad	8,700	3,277
	P.I.E. Industrial Berhad	140,100	192,087
*	Pan Malaysia Cement Works Berhad	766,600	43,696
*	Pan Malaysian Industries Berhad	1,389,000	32,489
	Panasonic Manufacturing Malaysia Berhad	157,184	541,346
*	Panglobal Berhad	14,000	7,797
	Paramount Corp. Berhad	24,000	16,226
	PBA Holdings Berhad	274,100	75,864
	Pelikan International Corp. Berhad	599,560	441,673
	PJ Development Holdings Berhad	1,394,900	229,619
	Pos Malaysia & Services Holdings Berhad	510,000	277,319
*	Prime Utilities Berhad	3,000	256
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	120,197
*	Proton Holdings Berhad	110,800	97,588
	Puncak Niaga Holdings Berhad	749,520	677,933
*	QL Resources Berhad	673,050	543,863
	QSR Brand Berhad	37,333	26,302
*	Ramunia Holdings Berhad	695,447	345,726
	Ranhill Berhad	1,234,580	372,191
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	668,600	92,980
	Sarawak Oil Palms Berhad	179,660	151,086
	Scientex Inc. Berhad	344,862	118,711

17

	Scomi Group Berhad	2,003,900	390,052
	Selangor Dredging Berhad	1,118,200	200,428
	Shangri-La Hotels (Malaysia) Berhad	273,200	139,919
	SHL Consolidated Berhad	277,400	110,355
	Sime Darby Berhad	488	974
*	South East Asia Lumber, Inc. Berhad	662,000	60,978
	Southern Acids (Malaysia) Berhad	41,000	19,825
	Southern Steel Berhad	502,800	404,826
*	SPK Sentosa Corp. Berhad	274,000	60,301
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	532,472
	Subur Tiasa Holdings Berhad	386,085	318,621
	Sunrise Berhad	836,008	375,790
	Sunway City Berhad	877,900	631,344
*	Sunway Holdings Berhad	1,046,000	274,160
	Supermax Corp. Berhad	708,700	225,175
	Suria Capital Holdings Berhad	704,800	382,761
	Ta Ann Holdings Berhad	409,380	727,596
	TA Enterprise Berhad	2,890,300	703,178
	Tahp Group Berhad	6,000	5,635
*	Talam Corp. Berhad	1,716,350	90,151
	Tamco Corp. Holdings Berhad	83,000	8,552
	Tan Chong Motor Holdings Berhad	1,344,900	649,640
	Tasek Corp. Berhad	87,600	97,873
	TDM Berhad	355,500	179,632
*	Tebrau Teguh Berhad	1,016,400	145,468
	TH Group Berhad	907,000	134,014
	Thong Guan Industries Berhad	215,100	63,416
*	Time Dotcom Berhad	2,539,400	256,139
	Top Glove Corp. Berhad	555,880	663,715
	Tradewinds (Malaysia) Berhad	371,600	391,874
	TRC Synergy Berhad	64,800	23,971
	UAC Berhad	44,715	46,362
	Uchi Technologies Berhad	930,700	405,342
	UEM Builders Berhad	1,763,600	682,714
	Unico-Desa Plantations Berhad	1,853,775	506,005
	Unisem (M) Berhad	921,800	393,887
	United Malacca Rubber Estates Berhad	267,400	558,520
	United Malayan Land Berhad	13,000	4,560
	United Plantations Berhad	535,700	1,876,872
*	Utama Banking Group Berhad	554,800	411,161
	Utusan Melayu (Malaysia) Berhad	144,500	33,253
	VADS Berhad	165,800	287,400
	VS Industry Berhad	464,826	242,450
	Wah Seong Corp. Berhad	1,157,250	578,111
	WTK Holdings Berhad	1,165,000	585,822
	Yeo Hiap Seng (Malaysia) Berhad	56,760	24,497
	YTL e-Solutions Berhad	3,546,600	420,579
	Yu Neh Huat Berhad	816,500	374,312
	Zelan Berhad	1,146,600	584,132
TOTAL COMMON STOCKS			59,771,884

18

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	9,126
*	Malayan United Industries Berhad A2	176,957	9,386
TOTAL PREFERRED STOCKS			18,512

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	82,353
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	—
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	237
*	OSK Property Warrants 04/05/09	1,696	97
*	Ramunia Holdings BHD Warrants 12/20/09	1,840	799
*	Salcon Berhad Warrants 05/17/14	286,200	16,868
	Symphony House Berhad Warrants 2009	269,840	21,374
TOTAL RIGHTS/WARRANTS			121,728

TOTAL — MALAYSIA			59,912,124

MEXICO — (6.0%)
COMMON STOCKS — (6.0%)
* #	Alsea de Mexico S.A.B. de C.V.	92,500	101,471
* #	Banco Compartamos S.A. de C.V.	17,900	58,316
* #	Carso Infraestructura y Construccion S.A.B. de CV	116,400	101,766
#	Cia Minera Autlan S.A.B. de C.V.	66,400	472,683
	Consorcio ARA S.A.B. de C.V.	3,729,100	2,937,513
* #	Consorcio Hogar S.A.B. de C.V. Series B	425,370	126,998
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	1,650,300	4,119,832
* #	Corporacion GEO S.A.B. de C.V. Series B	1,905,900	5,579,012
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	1,681,135
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	1,222
	Corporacion Moctezuma S.A.B. de C.V.	227,100	520,114
	Corporativo Fragua S.A.B. de C.V. Series B	31	413
*	Corporativo GBM S.A.B de C.V.	20,900	15,122
*	Desarrolladora Homex S.A.B. de CV	257,700	2,184,351
*	Dine S.A.B. de C.V.	196,367	149,527
	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	6,572,380
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	18,030
* #	Empresas ICA S.A.B. de C.V.	1,463,608	6,575,934
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	57,600	1,035,072
*	Gruma S.A.B. de C.V. ADR	58,800	670,908
* #	Gruma S.A.B. de C.V. Series B	1,253,434	3,541,101
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	3,056,977
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	717,978
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	2,971,250
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	3,604,604
#	Grupo Continental S.A.B. de C.V.	1,035,980	2,518,733
	Grupo Herdez S.A.B. de C.V.	107,000	145,681
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	506,421
	Grupo Industrial Saltillo S.A.B. de C.V.	250,152	347,881
* #	Grupo Iusacell S.A.B. de C.V.	145,310	1,413,143
*	Grupo Kuo S.A.B. de C.V. Series B	222,767	145,150

19

	Grupo Nutrisa S.A. de C.V.	188	219
	Grupo Posadas S.A. de C.V. Series L	199,000	290,292
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,844
*	Grupo Simec, S.A. de C.V.	124,200	549,571
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	375,020
*	Industrias CH S.A.B. de C.V. Series B	1,476,348	6,877,253
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	100,088	277,310
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,284
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	3,973
*	SARE Holding S.A. de C.V.	123,300	95,928
*	Savia S.A. de C.V.	610,700	47,513
#	TV Azteca S.A. de C.V. Series A	6,581,300	4,281,821
* #	Urbi, Desarrollos Urbanos, S.A. de C.V.	245,800	688,916
	Vitro S.A.B. de C.V.	736,702	909,884
#	Vitro S.A.B. de C.V. Sponsored ADR	89,607	329,754
TOTAL — MEXICO			66,621,300

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	A. Soriano Corp.	3,430,211	217,047
	Aboitiz Equity Ventures, Inc.	6,767,000	1,071,669
	Alaska Milk Corp.	1,404,000	151,031
*	Bacnotan Consolidated Industries, Inc.	185,549	42,432
*	Belle Corp.	20,937,000	336,257
*	Benpres Holdings Corp.	5,821,000	160,069
	Cebu Holdings, Inc.	2,284,000	113,720
*	Digital Telecommunications Phils., Inc.	20,973,000	653,813
	DMCI Holdings, Inc.	3,446,000	373,312
	EEI Corp.	1,929,000	93,117
*	Empire East Land Holdings, Inc.	12,140,000	113,033
	Filinvest Development Corp.	4,664,500	198,563
	Filinvest Land, Inc.	34,109,452	581,065
	First Philippines Holdings Corp.	828,000	492,335
	Ginebra San Miguel, Inc.	1,003,200	416,835
*	House of Investments, Inc.	732,000	25,071
*	Ionics, Inc.	769,825	15,006
	Jollibee Food Corp.	792,000	746,840
*	Lepanto Consolidated Mining Co. Series B	2,970,000	16,046
*	Mabuhay Holdings Corp.	516,000	2,697
	Macroasia Corp.	2,617,500	230,260
	Manila Jockey Club, Inc.	163,277	14,580
*	Manila Mining Corp.	149,300,000	48,631
	Megaworld Properties & Holdings, Inc.	7,300,000	228,841
*	Metro Pacific Corp. Series A	1,827,193	82,774
*	Paxys, Inc.	1,464,400	100,935
	Philex Mining Corp.	2,688,400	442,404
*	Philippine Bank of Communications	14,726	9,862
*	Philippine National Bank	948,793	656,262
*	Philippine National Construction Corp.	173,000	18,462
	Philippine Savings Bank	356,863	349,751
	Philippine Stock Exchange, Inc.	9,900	156,159

20

*	Philippine Townships, Inc.	216,266	435
*	PhilWeb Corp.	33,000,000	31,413
	Republic Glass Holding Corp.	507,500	15,474
	RFM Corp.	4,757,868	46,212
	Rizal Commercial Banking Corp.	1,323,749	486,194
	Robinson’s Land Corp. Series B	2,849,870	467,978
	Security Bank Corp.	606,642	782,019
	Semirara Mining Corp.	266,900	291,393
	Shang Properties, Inc.	1,759,970	64,889
	SM Development Corp.	7,811,320	368,573
	Union Bank of the Philippines	145,852	99,613
*	Universal Rightfield Property Holdings, Inc.	1,062,000	648
	Universal Robina Corp.	3,594,015	817,173
*	Victorias Milling Co., Inc.	139,680	2,647
	Vista Land & Lifescapes, Inc.	647,700	30,863
*	Yehey! Corp.	29,670	—
TOTAL — PHILIPPINES			11,664,403

POLAND — (3.1%)
COMMON STOCKS — (3.1%)
	Agora SA	156,140	1,997,519
*	Alchemia SA	113,938	375,516
*	Amica Wronki SA	24,082	113,508
	Apator SA	24,153	132,855
	Asseco Poland SA	15,528	422,449
*	Bank Przemyslowo Handlowy BPH SA	12,274	391,912
*	Barlinek SA	15,043	49,412
*	Bioton SA	2,362,149	434,140
*	Boryszew SA	87,261	117,365
*	Budimex SA	37,430	1,422,683
*	Cersanit SA	144,105	1,013,327
	Ciech SA	8,204	203,264
	Debica SA	29,862	971,812
	Decora SA	9,066	64,463
*	Echo Investment SA	1,181,980	2,324,346
	Elektrobudowa SA	10,608	838,737
*	Elstar Oils SA	47,937	113,000
	Eurocash SA	160,686	830,790
*	Fabryki Mebli Forte SA	55,216	138,357
*	Farmacol SA	61,368	836,081
*	Ferrum SA	309	1,225
	Grupa Kety SA	39,137	1,275,985
	Impexmetal SA	599,390	567,425
*	Koelner SA	25,516	166,954
*	Kroscienskie Huty Szkla Krosno SA	43,176	28,050
*	Lentex SA	28,914	206,885
*	LPP SA	1,283	791,641
*	MNI SA	253,024	322,216
*	Mondi Packaging Paper Swiecie SA	30,048	487,188
*	Mostostal Export SA	107,385	101,995
	Mostostal Plock SA	3,877	133,737

21

	Mostostal Siedlce SA	677,652	1,538,592
*	Mostostal Warszawa SA	37,200	894,659
*	Mostostal Zabrze Holding SA	364,901	982,585
*	Netia Holdings SA	1,021,505	1,342,457
*	NG2 SA	64,565	1,175,453
*	Ocean Company SA	8,530	451
	Orbis SA	137,403	3,257,638
	Pekaes SA	24,538	133,659
	Pfleiderer Grajewo SA	52,123	305,709
*	Polska Grupa Farmaceutyczna SA	33,497	803,957
*	Polski Koncern Miesny Duda SA	324,492	504,129
*	Raciborska Fabryka Kotlow SA	245,241	728,937
	Sniezka SA	5,612	78,021
*	Stalexport SA	666,131	681,069
	Ster-Projekt SA	122,099	324,720
*	Sygnity SA	33,221	330,292
*	Synthos SA	1,813,162	720,614
*	Vistula SA	232,490	399,414
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	2,201,659
*	Zaklady Azotowe Pulawy SA	11,032	480,853
	Zaklady Tluszcowe Kruszwica SA	37,250	789,375
	Zelmer SA	12,580	248,599
TOTAL — POLAND			34,797,679

SOUTH AFRICA — (9.1%)
COMMON STOCKS — (9.1%)
	Adcorp Holdings, Ltd.	188,275	719,871
	Advtech, Ltd.	1,424,481	757,666
	Aeci, Ltd.	489,937	4,262,439
	Afgri, Ltd.	1,697,880	1,256,662
*	Aflease Gold, Ltd.	195,228	52,832
	African Oxygen, Ltd.	734,706	2,574,515
*	AG Industries, Ltd.	307,400	34,753
	Allied Electronics Corp., Ltd.	94,507	447,810
	Allied Technologies, Ltd.	196,345	1,305,303
	Amalgamated Appliance Holdings, Ltd.	9,909	1,472
	Argent Industrial, Ltd.	360,896	502,142
	AST Group, Ltd.	873,528	94,049
	Astral Foods, Ltd.	172,561	2,304,074
	AVI, Ltd.	1,303,258	2,594,038
*	Avusa, Ltd. (6049494)	325,845	530,062
*	Avusa, Ltd. (B2QHHR4)	392,940	1,261,808
	Bell Equipment, Ltd.	158,539	657,323
	Business Connexion Group	229,687	162,563
	Capitec Bank Holdings, Ltd.	119,189	456,986
	Cashbuild, Ltd.	74,257	483,127
	Caxton & CTP Publishers & Printers, Ltd.	813,024	1,209,507
	Ceramic Industries, Ltd.	31,493	286,708
	City Lodge Hotels, Ltd.	120,352	1,180,084
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	17,870

22

	Data Tec, Ltd.	676,451	2,570,689
	Datacentrix Holdings, Ltd.	375,906	175,268
	Delta Electrical Industries, Ltd.	83,032	107,519
	Dimension Data Holdings P.L.C.	3,458,471	3,342,982
	Distell Group, Ltd.	297,735	1,821,475
	Distribution & Warehousing Network, Ltd.	452,561	783,005
*	Dorbyl, Ltd.	38,250	33,909
*	Durban Roodeport Deep, Ltd.	1,267,728	712,565
*	Enaleni Pharmaceuticals, Ltd.	1,576,343	532,435
	Enviroserv Holdings, Ltd.	291,414	614,463
	Famous Brands, Ltd.	215,752	448,105
	Foschini, Ltd.	365,613	2,014,550
	Gold Reef Resorts, Ltd.	345,549	806,898
	Grindrod, Ltd.	330,159	1,072,540
	Group Five, Ltd.	396,982	2,885,241
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	3,913,181
	Hudaco Industries, Ltd.	67,696	679,306
	Hulamin, Ltd.	230,678	596,670
	Iliad Africa, Ltd.	266,887	299,277
	Illovo Sugar, Ltd.	1,027,149	3,403,608
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	62,555	244,081
*	JSE, Ltd.	53,811	366,936
	Kap International Holdings, Ltd.	627,285	162,713
	Lewis Group, Ltd.	162,926	812,783
*	M Cubed Holdings, Ltd.	385,000	10,003
	Medi-Clinic Corp., Ltd.	885,461	2,112,259
*	Merafe Resources, Ltd.	4,526,666	1,638,647
	Metair Investments, Ltd.	583,301	606,844
*	Metorex, Ltd.	1,453,388	3,084,372
	Metropolitan Holdings, Ltd.	2,557,923	4,250,097
#	Mr. Price Group, Ltd.	752,447	2,168,050
	Mustek, Ltd.	264,223	120,666
	Mvelaphanda Group, Ltd.	941,554	793,869
	Nampak, Ltd.	1,451,047	2,768,185
	New Clicks Holdings, Ltd.	1,364,572	2,741,798
	Nu-World Holdings, Ltd.	28,894	61,789
	Oceana Group, Ltd.	182,711	446,004
	Omnia Holdings, Ltd.	155,143	1,631,324
	Palabora Mining Co., Ltd.	124,131	1,669,468
	Peregrine Holdings, Ltd.	681,138	1,118,440
*	Product Co.	65,013	—
	PSG Group, Ltd.	519,986	1,240,150
*	Randgold & Exploration Co., Ltd.	60,670	—
	Raubex Group, Ltd.	50,781	249,236
	Redefine Income Fund, Ltd.	34,692	31,038
	Reunert, Ltd.	492,805	3,714,414
	Santam, Ltd.	18,334	190,470
*	SecureData Holdings, Ltd.	339,582	57,303
	Sentula Mining, Ltd.	825,428	1,037,613
*	Simmer & Jack Mines, Ltd.	220,229	112,265
	Spur Corp., Ltd.	267,501	225,712

23

	Sun International, Ltd.	163,962	2,006,480
	Super Group, Ltd.	1,418,105	681,187
	The Spar Group, Ltd.	622,960	4,369,041
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	225,092	2,279,668
	Tourism Investment Corp., Ltd.	1,286,533	342,618
	Trans Hex Group, Ltd.	153,546	163,960
	Trencor, Ltd.	486,312	1,508,956
	UCS Group, Ltd.	650,134	180,833
	Value Group, Ltd.	321,111	93,631
*	Wesizwe Platinum, Ltd.	243,454	156,602
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	2,956,817
	Woolworths Holdings, Ltd.	1,327,606	2,164,486
TOTAL — SOUTH AFRICA			100,538,158

SOUTH KOREA — (9.7%)
COMMON STOCKS — (9.7%)
#	Aekyung Petrochemical Co., Ltd.	7,150	157,624
	Asia Cement Manufacturing Co., Ltd.	3,603	191,541
	Asia Paper Manufacturing Co., Ltd.	8,880	68,880
	AUK Corp.	8,160	14,899
	Baek Kwang Mineral Products Co., Ltd.	1,860	28,849
#	Bing Grae Co., Ltd.	9,540	318,605
	Bohae Brewery Co., Ltd.	2,680	40,489
#	Boo Kook Securities Co., Ltd.	7,410	163,937
	Boryung Pharmaceutical Co., Ltd.	3,514	85,176
*	Brain Technology Industries Co., Ltd.	2,340	9,705
#	Bu Kwang Pharmaceutical Co., Ltd.	26,171	396,286
	BYC Co., Ltd.	710	142,885
	Byuck San Corp.	5,300	79,457
#	Byuck San Engineering and Construction Co., Ltd.	38,300	137,338
* #	C & Heavy Industries Co., Ltd.	22,433	48,343
*	C&Woobang Construction Co., Ltd.	12,350	14,695
	Cambridge Members Co., Ltd.	2,280	25,168
* #	Capro Corp.	38,750	347,438
#	Celrun Co., Ltd.	22,630	60,767
	Cheil Worldwide, Inc.	5,487	1,166,175
	Cho Kwang Leather Co., Ltd.	10,640	63,349
	Cho Kwang Paint Co., Ltd.	12,070	24,636
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	56,551
	Chon Bang Co., Ltd.	130	4,001
#	Chong Kun Dang Pharmaceutical Corp.	11,862	200,199
* #	Choongwae Holdings Co., Ltd.	5,482	42,136
	Choongwae Pharmaceutical Corp.	9,906	136,626
	Chosun Refractories Co., Ltd.	2,210	181,239
#	Chungho Comnet Co., Ltd.	2,320	38,575
	Chunil Express Co., Ltd.	606	24,092
#	CJ CGV Co., Ltd.	19,000	297,188
* #	CJ Corp.	26,223	1,372,879
* #	Comtec Systems Co., Ltd.	25,030	33,764
* #	Cosmochemical Co., Ltd.	14,640	77,716

24

#	Crown Confectionery Co., Ltd.	1,360	65,106
	Dae Chang Industrial Co., Ltd.	63,900	44,288
	Dae Dong Industrial Co., Ltd.	6,090	100,357
*	Dae Ho Corp.	543	65
	Dae Hyun Co., Ltd.	51,280	25,793
#	Dae Sang Corp.	34,350	288,910
#	Dae Won Kang Up Co., Ltd.	80,800	137,441
* #	Dae Young Packaging Co., Ltd.	147,692	47,913
#	Daeduck Electronics Co., Ltd.	36,917	117,653
#	Daeduck Industries Co., Ltd.	21,536	129,676
	Daegu Bank Co., Ltd.	166,150	1,841,954
	Daehan City Gas Co., Ltd.	11,541	348,731
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	344,978
#	Daehan Flour Mills Co., Ltd.	2,110	384,075
*	Daehan Pulp Co., Ltd.	7,772	26,774
	Daehan Synthetic Fiber Co., Ltd.	1,750	166,069
#	Daekyo Co., Ltd.	9,840	557,446
* #	Daekyung Machinery & Engineering Co., Ltd.	54,200	123,684
	Daelim Trading Co., Ltd.	17,730	71,235
	Daesang Farmsco Co., Ltd.	13,210	18,043
#	Daesang Holdings Co., Ltd.	7,072	28,317
#	Daesung Industrial Co., Ltd.	6,130	535,017
	Daewon Pharmaceutical Co., Ltd.	9,120	34,385
*	Daewoo Electronic Components Co., Ltd.	184,910	43,002
#	Daewoo Motor Sales Corp.	31,830	552,403
	Daewoong Co., Ltd.	6,546	149,503
	Daewoong Pharmaceutical Co., Ltd.	9,753	589,167
	Dahaam E-Tec Co., Ltd.	2,200	64,383
#	Daishin Securities Co., Ltd.	68,700	1,110,547
#	Daiyang Metal Co., Ltd.	22,400	61,351
#	Daou Technology, Inc.	56,480	255,039
#	DI Corp.	30,950	40,074
	Digital Power Communications Co., Ltd.	50,540	60,708
	Dong Ah Tire Industrial Co., Ltd.	22,245	178,683
	Dong IL Rubber Belt Co., Ltd.	12,866	27,893
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	362,806
* #	Dong Won Co., Ltd.	6,100	56,762
#	Dong-A Pharmaceutical Co., Ltd.	14,036	1,432,944
	Dongbang Agro Co., Ltd.	19,470	116,126
	Dongbang Transport Logistics Co., Ltd.	26,000	107,003
#	Dongbu Corp.	25,950	253,768
* #	Dongbu HiTek Co., Ltd.	32,873	251,621
#	Dongbu Securities Co., Ltd.	35,541	223,990
#	Dongbu Steel Co., Ltd.	30,980	315,372
	Dong-Il Corp.	3,048	189,433
	Dongil Paper Manufacturing Co., Ltd.	37,700	31,595
	Dongkook Industrial Co., Ltd.	8,500	10,537
	Dongsung Chemical Co., Ltd.	1,115	13,516
*	Dongsung Holdings Co., Ltd.	3,504	28,350
	Dongsung Pharmaceutical Co., Ltd.	4,190	30,551
#	Dongwon F&B Co., Ltd.	3,360	112,717
	Dongwon Industries Co., Ltd.	2,350	240,419

25

#	Dongwon Systems Corp.	138,447	227,423
	Dongyang Engineering & Construction Corp.	2,200	62,418
#	Dongyang Mechatronics Corp.	29,591	129,548
#	Doosan Construction & Engineering Co., Ltd.	83,770	456,229
	DPI Co., Ltd.	8,565	50,273
#	Ducsung Co., Ltd.	12,680	20,199
*	DuzonBIzon Co., Ltd.	29,690	28,353
#	E1 Corp.	7,720	673,427
*	Eagon Industrial Co., Ltd.	3,120	28,623
*	En Paper Manufacturing Co., Ltd.	23,440	83,600
	Enex Co., Ltd.	34,400	24,639
	e-Starco Co., Ltd.	59,320	39,165
	F&F Co., Ltd.	21,060	76,322
* #	First Fire & Marine Insurance Co., Ltd.	23,310	151,043
* #	Firstech Co., Ltd.	29,829	41,206
#	Foosung Co., Ltd.	46,809	163,781
	Fursys, Inc.	13,170	295,437
	Gaon Cable Co., Ltd.	4,470	132,825
	GIIR, Inc.	14,410	116,396
#	Global & Yuasa Battery Co., Ltd.	12,280	191,289
	Green Cross Corp. (6497134)	1,825	137,229
#	Green Cross Corp. (6771708)	2,050	180,970
#	Green Non-Life Insurance Co., Ltd.	4,877	36,536
#	Gwangju Shinsegae Co., Ltd.	1,820	211,125
#	Hae In Co., Ltd.	10,894	37,403
#	Halla Climate Control Corp.	106,070	987,901
#	Halla Engineering & Construction Corp.	13,160	246,601
* #	Han All Pharmaceutical Co., Ltd.	34,948	85,803
#	Han Kuk Carbon Co., Ltd.	28,623	130,849
#	Han Yang Securities Co., Ltd.	12,760	130,313
#	Handok Pharmaceuticals Co., Ltd.	12,760	205,761
#	Handsome Corp.	34,799	353,296
#	Hanil Cement Manufacturing Co., Ltd.	8,558	573,995
	Hanil Construction Co., Ltd.	8,938	53,908
	Hanil E-Wha Co., Ltd.	38,970	81,450
	Hanil Iron & Steel Co., Ltd.	2,450	61,060
#	Hanjin Transportation Co., Ltd.	13,211	480,705
	Hankook Cosmetics Co., Ltd.	25,320	82,912
	Hankook Shell Oil Co., Ltd.	1,620	141,281
*	Hankook Synthetics, Inc.	550	48
	Hankook Tire Manufacturing Co., Ltd.	33,000	481,985
	Hankuk Glass Industries, Inc.	12,660	329,965
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	199,184
#	Hanmi Pharm Co., Ltd.	10,493	1,143,142
	Hansae Co., Ltd.	22,080	66,291
#	Hansol Chemical Co., Ltd.	12,170	96,824
#	Hansol CSN Co., Ltd.	65,160	81,512
#	Hansol LCD, Inc.	5,777	92,853
* #	Hansol Paper Co., Ltd.	53,310	747,637
#	Hanssem Co., Ltd.	22,380	191,065
*	Hansung Enterprise Co., Ltd.	5,340	21,948
#	Hanwha Chemical Corp.	107,857	1,016,722

26

* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	274,458
	Hanwha Securities Co., Ltd.	65,931	433,688
	Hanwha Timeworld Co., Ltd.	5,120	57,778
#	Heung-A Shipping Co., Ltd.	16,400	32,427
#	HMC Investment Securities Co., Ltd.	11,094	182,218
#	Hotel Shilla Co., Ltd.	60,958	1,203,318
	HS R&A Co., Ltd.	6,360	48,270
#	Huchems Fine Chemical Corp.	31,846	623,141
* #	Huneed Technologies	7,121	31,894
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	79,818	571,047
#	Husteel Co., Ltd.	7,220	156,140
#	Hwa Sung Industrial Co., Ltd.	12,520	77,526
	Hwacheon Machinery Works Co., Ltd.	2,200	32,632
#	Hwashin Co., Ltd.	22,220	56,451
#	Hyundai Auton Co., Ltd.	134,030	469,294
	Hyundai Cement Co., Ltd.	10,020	167,777
* #	Hyundai Corp.	21,801	476,489
	Hyundai Department Store Co., Ltd.	19,244	1,571,571
	Hyundai DSF Co., Ltd.	7,510	68,951
#	Hyundai Elevator Co., Ltd.	7,294	558,917
#	Hyundai H & S Co., Ltd.	6,210	418,143
#	Hyundai Hysco	91,740	890,407
	Hyundai Marine & Fire Insurance Co., Ltd.	113,290	1,866,673
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	44,198
*	IB Sports, Inc.	14,500	31,852
*	IHQ, Inc.	22,450	34,736
	Il Dong Pharmaceutical Co., Ltd.	7,553	207,874
	Il Sung Construction Co., Ltd.	4,300	26,847
	Il Yang Pharmaceutical Co., Ltd.	18,270	496,865
	Iljin Diamond Co., Ltd.	2,172	27,773
*	Iljin Display Co., Ltd.	2,568	29,329
* #	Iljin Electric Co., Ltd.	26,650	116,131
#	Iljin Holdings Co., Ltd.	27,632	110,401
* #	Ilkyung Co., Ltd.	1,142	2,444
	Ilshin Spinning Co., Ltd.	1,730	109,171
#	Ilsung Pharmaceutical Co., Ltd.	2,040	217,528
#	InziControls Co., Ltd.	14,290	50,130
	IS Dongseo Co., Ltd.	7,558	136,165
#	ISU Chemical Co., Ltd.	7,920	101,607
#	IsuPetasys Co., Ltd.	39,800	52,934
#	Jahwa Electronics Co., Ltd.	16,460	73,013
	Jeil Mutual Savings Bank	7,990	33,928
	Jeil Pharmaceutical Co.	18,840	182,439
#	Jeonbuk Bank, Ltd.	51,866	305,462
#	Jinheung Mutual Savings Bank Co., Ltd.	24,579	101,036
* #	Joongang Construction Co., Ltd.	6,890	56,035
#	K.C. Tech Co., Ltd.	25,512	107,759
#	Keangnam Enterprises, Ltd.	21,653	252,526
* #	KEC Corp.	54,690	50,754
#	KEC Holdings Co., Ltd.	18,229	22,478
* #	Kedcom Co., Ltd.	42,071	32,032
	Keyang Electric Machinery Co., Ltd.	40,210	71,274

27

* #	KG Chemical Corp.	8,410	68,318
* #	KIRIN Co., Ltd.	61,710	97,334
#	KISWIRE, Ltd.	12,848	484,790
	Kodenshi Korea Corp.	25,020	48,842
#	Kolon Engineering & Construction Co., Ltd.	21,890	176,185
* #	Kolon Industries, Inc.	23,890	744,578
	Korea Cast Iron Pipe Co., Ltd.	26,090	126,409
*	Korea Circuit Co., Ltd.	19,330	59,967
#	Korea Cottrell Co., Ltd.	14,960	133,269
#	Korea Development Co., Ltd.	14,820	118,504
	Korea Development Leasing Corp.	4,545	163,779
#	Korea Electric Terminal Co., Ltd.	14,990	228,584
#	Korea Export Packing Industries Co., Ltd.	3,990	40,394
#	Korea Fine Chemical Co., Ltd.	3,171	163,398
#	Korea Flange Co., Ltd.	6,900	69,960
	Korea Iron & Steel Co., Ltd.	14,150	602,944
#	Korea Kolmar Co., Ltd.	18,210	47,421
#	Korea Komho Petrochemical Co., Ltd.	26,400	734,886
#	Korea Line Corp.	8,700	1,393,490
#	Korea Mutual Savings Bank	6,040	112,902
#	Korea Petrochemical Industry Co., Ltd.	10,960	267,729
	Korea Polyol Co., Ltd.	3,250	173,546
#	Korea Reinsurance Co., Ltd.	112,673	1,034,003
*	Korea Schnell Pharma Co., Ltd.	38,600	10,699
	Korean Air Terminal Service Co., Ltd.	3,350	125,820
	Korean French Banking Corp.	66,958	73,642
* #	KP Chemical Corp.	121,051	690,039
	KPC Holdings Corp.	3,008	164,909
* #	KTB Securities Co., Ltd.	59,730	342,367
#	Kukdo Chemical Co., Ltd.	8,450	181,876
	Kukdong Oil & Chemicals Co., Ltd.	3,623	32,375
	Kukje Pharm Ind. Co., Ltd.	13,468	33,773
	Kumbi Corp.	670	28,690
#	Kumho Electronics Co., Ltd.	7,292	157,358
#	Kumho Industrial Co., Ltd.	31,570	424,195
#	Kumho Investment Bank	101,210	92,019
#	Kumho Tire Co., Inc.	90,000	677,217
	Kumkang Industrial Co., Ltd.	5,810	54,258
	Kunsul Chemical Industrial Co., Ltd.	7,190	104,753
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	224,212
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	35,565
#	Kyeryong Construction Industrial Co., Ltd.	10,770	210,573
#	Kyobo Securities Co., Ltd.	44,300	441,161
	Kyung Dong Navien Co., Ltd.	1,740	41,988
* #	Kyungbang Co., Ltd.	1,100	126,927
	Kyungdong City Gas Co., Ltd.	2,270	109,181
	Kyung-in Synthetic Corp.	2,517	51,244
	Kyungnam Energy Co., Ltd.	28,770	83,999
	Lee Ku Industrial Co., Ltd.	35,635	35,602
	LG Dacom Corp.	60,620	1,135,071
#	LG Fashion Corp.	26,035	680,467
#	LG International Corp.	65,552	1,368,942

28

* #	LG Life Sciences, Ltd.	15,845	734,620
#	LIG Insurance Co., Ltd.	63,770	1,188,141
	Lotte Chilsung Beverage Co., Ltd.	1,112	993,428
#	Lotte Confectionary Co., Ltd.	990	1,190,063
* #	Lotte Midopa Co., Ltd.	61,160	473,528
#	Lotte Sam Kang Co., Ltd.	1,770	311,268
#	LS Industrial Systems Co., Ltd.	28,250	1,203,952
* #	Manho Rope & Wire Co., Ltd.	3,950	46,623
#	Meritz Fire Marine Insurance Co., Ltd.	80,248	692,116
#	Meritz Securities Co., Ltd.	278,555	275,607
	Mi Chang Oil Industrial Co., Ltd.	1,790	45,818
	Miwon Commercial Co., Ltd.	1,280	56,790
	MonAmi Co., Ltd.	3,240	23,056
#	Moorim Paper Co., Ltd.	21,778	228,300
	Motonic Corp.	20,900	149,477
#	Namhae Chemical Corp.	63,074	1,359,093
* #	Namkwang Engineering & Construction Co., Ltd.	16,682	952,959
	Namyang Dairy Products Co., Ltd.	745	472,681
	Nasan Co., Ltd.	35,400	57,458
	National Plastic Co., Ltd.	3,250	30,831
#	NCsoft Corp.	22,620	1,078,342
	Nexen Corp.	3,320	88,958
#	NH Investment & Securities Co., Ltd.	59,219	348,590
#	Nong Shim Co., Ltd.	4,490	903,681
#	Nong Shim Holdings Co., Ltd.	5,210	331,492
	Noroo Paint Co., Ltd.	14,277	44,941
* #	Orientbio, Inc.	89,550	59,171
#	ORION Corp.	5,470	1,096,736
	Ottogi Corp.	3,910	588,545
	Pacific Corp.	6,730	809,516
	Pacific Pharmaceutical Co., Ltd.	2,030	56,418
	Pang Rim Co., Ltd.	4,800	68,457
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	69,888
	Pohang Coated Steel Co., Ltd.	6,320	128,434
#	Poong Lim Industrial Co., Ltd.	31,880	134,898
* #	Poongsan Corp.	34,932	346,468
#	Poongsan Holdings Corp.	6,567	107,791
* #	Prime Entertainment Co., Ltd.	2,676	4,105
#	Pulmuone Co., Ltd. (6702957)	2,918	99,805
* #	Pulmuone Co., Ltd. (B3BG803)	4,562	111,462
	Pum Yang Construction Co., Ltd.	8,260	131,384
	Pusan Bank	162,320	1,805,146
#	Pusan City Gas Co., Ltd.	14,730	294,348
*	Pyung Hwa Anti-Vibration System Co., Ltd.	4,807	9,051
	Pyung Hwa Holdings Co., Ltd. (6161804)	10,456	25,818
*	Pyung Hwa Holdings Co., Ltd. (B156Z82)	3,205	3,821
* #	RNL BIO Co., Ltd.	33,430	35,743
#	S&T Corp.	12,394	171,170
#	S&T Daewoo Co., Ltd.	12,330	332,098
#	S&T Dynamics Co., Ltd.	29,822	298,641

29

* #	S&T Motors Co., Inc.	92,190	45,401
#	S1 Corp.	28,972	1,591,306
*	Saehan Industries, Inc.	65,180	479,928
*	Saehan Media Corp.	15,530	30,343
* #	Sajo Industries Co., Ltd.	5,990	127,322
* #	Sajo O&F Corp.	1,696	9,000
*	Sajodaerim Corp.	4,770	88,596
#	Sam Jin Pharmaceutical Co., Ltd.	24,895	265,330
#	Sam Kwang Glass Industrial Co., Ltd.	4,820	117,327
	Sam Whan Camus Co., Ltd.	5,270	48,904
	Sam Yung Trading Co., Ltd.	13,450	52,345
	Sambu Construction Co., Ltd.	10,690	346,297
	Samchully Co., Ltd.	4,720	750,383
*	Samho F&G, Inc.	32,880	24,648
#	Samho International Co., Ltd.	12,681	91,565
	Samhwa Crown and Closure Co., Ltd.	2,400	38,358
	Samhwa Paints Industrial Co., Ltd.	26,400	76,992
* #	Samick Musical Instruments Co., Ltd.	146,160	95,489
	Samil Pharmaceutical Co., Ltd.	2,680	26,313
*	Samsung Climate Control Co., Ltd.	6,810	44,216
	Samsung Fine Chemicals Co., Ltd.	29,280	1,426,924
#	Samwhan Corp.	13,660	210,875
#	Samyang Corp.	8,990	348,721
* #	Samyang Foods Co., Ltd.	7,360	126,234
#	Samyang Genex Co., Ltd.	4,026	224,419
	Samyang Tongsang Co., Ltd.	1,760	47,259
#	Samyoung Electronics Co., Ltd.	17,870	162,786
*	SandT Corp	3,294	240,552
	SC Engineering Co., Ltd.	4,248	17,595
#	Seah Besteel Corp.	16,050	367,601
	SEAH Holdings Corp.	4,160	438,575
	SEAH Steel Corp.	5,500	318,680
	Sebang Co., Ltd.	15,655	176,996
	Sejong Industrial Co., Ltd.	21,610	102,646
#	Seondo Electric Co., Ltd.	13,050	32,716
#	Seoul City Gas Co., Ltd.	3,590	279,324
#	Seoul Securities Co., Ltd.	447,434	437,975
* #	Serim Paper Manufacturing Co., Ltd.	24,240	211,086
* #	Seshin Co., Ltd.	19,902	22,859
#	Sewon Cellontech Co., Ltd.	14,221	89,904
*	SGWICUS Corp.	16,060	27,348
*	SH Chemical Co., Ltd.	148,722	124,804
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	42,701
#	Shin Won Corp.	60,100	106,783
	Shin Young Securities Co., Ltd.	10,600	398,924
* #	Shinhan Engineering & Construction Co., Ltd.	3,676	30,195
	Shinil Engineering Co., Ltd.	4,010	33,926
	Shinpoong Pharmaceutical Co., Ltd.	4,680	83,764
	Shinsegae Engineering & Construction Co., Ltd.	2,990	53,291
#	Shinsung Engineering Co., Ltd.	30,420	144,990
*	Shinsung Tongsang Co., Ltd.	8,700	18,536
	Sindo Ricoh Co., Ltd.	11,169	626,334

30

#	SJM Co., Ltd.	22,510	95,830
#	SK Chemicals Co., Ltd.	22,820	651,911
	SK Energy Co., Ltd.	12	938
	SK Gas Co., Ltd.	9,960	639,082
#	SKC Co., Ltd.	34,460	588,514
#	SL Corp.	19,820	100,072
	Solomon Mutual Savings Bank	11,267	77,307
*	Songwon Industrial Co., Ltd.	12,420	38,569
#	Soosan Heavy Industries Co., Ltd.	40,700	33,810
* #	Ssangyong Cement Industry Co., Ltd.	79,381	681,389
*	Ssangyong Corp.	8,372	62,381
* #	Ssangyong Motor Co.	137,030	326,516
#	STX Corp.	16,247	451,421
#	STX Engine Co., Ltd.	28,692	549,096
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	45,770
	Suheung Capsule Co., Ltd.	16,030	87,297
	Sung Bo Chemicals Co., Ltd.	1,930	57,505
	Sung Chang Enterprise Co., Ltd.	6,150	103,482
* #	Sung Shin Cement Co., Ltd.	16,490	91,051
#	Sungjee Construction Co., Ltd.	4,690	46,237
#	Sungwon Corp.	49,310	290,817
	Sunjin Co., Ltd.	2,840	55,826
#	Sunkyong Securities Co., Ltd.	268,610	434,515
#	Sunwoo Shipping & Technology Co., Ltd.	85,930	68,567
	Tae Kwang Industrial Co., Ltd.	880	768,963
	Tae Kyung Industrial Co., Ltd.	29,140	122,908
	Taegu Department Store	13,040	129,974
#	Taeyoung Engineering & Construction	90,740	388,442
	Tai Lim Packaging Industries Co., Ltd.	62,000	48,959
	TCC Steel	3,016	55,051
	Telcoware Co., Ltd.	9,000	57,744
*	The Will-Bes & Co., Ltd.	11,120	31,163
* #	Tong Yang Major Corp.	70,586	337,677
#	Tong Yang Moolsan Co., Ltd.	5,500	39,585
	Tong Yang Securities, Inc.	130,266	1,167,155
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc. (6837213)	25,071	90,714
* #	TRYBRANDS, Inc. (B2R8YN1)	13,298	47,386
	TS Corp.	5,500	326,485
#	Uangel Corp.	12,280	63,747
*	Uni Chem Co., Ltd.	56,800	32,905
#	Unid Co., Ltd.	6,000	188,562
* #	Union Steel Manufacturing Co., Ltd.	13,912	297,680
#	Uniquest Corp.	11,050	42,039
*	VGX International, Inc.	16,954	28,228
* #	Wealth Bridge Co., Ltd.	41,460	14,599
#	Whanin Pharmaceutical Co., Ltd.	13,650	175,159
	Wiscom Co., Ltd.	7,880	28,776
	Woongjin Coway Co., Ltd.	60,700	1,847,646
	Woongjin Thinkbig Co., Ltd.	22,329	477,241
#	Woongjin.Com Co., Ltd.	32,907	396,442
#	Woori Financial Co., Ltd.	20,620	182,484

31

	WooSung Feed Co., Ltd.	17,000	25,261
	YESCO Co., Ltd.	5,950	167,133
#	Yoosung Enterprise Co., Ltd.	33,540	87,271
#	Youlchon Chemical Co., Ltd.	32,710	182,679
*	Young Poong Mining & Construction Corp.	1,580	80
	Young Poong Paper Manufacturing Co., Ltd.	2,170	59,702
	Youngbo Chemical Co., Ltd.	12,640	22,928
	Youngone Corp.	68,080	538,099
	Youngpoong Corp.	2,040	895,711
#	Yuhan Corp.	10,444	2,144,640
#	YuHwa Securities Co., Ltd.	12,910	222,780
* #	Yungjin Pharm Co., Ltd.	95,136	102,679
*	Yuyang Telecom Co., Ltd.	5,530	31,180
*	ZeroOne Interactive Co., Ltd.	32,840	10,498
TOTAL — SOUTH KOREA			107,116,307

TAIWAN — (10.8%)
COMMON STOCKS — (10.6%)
*	A.G.V. Products Corp.	741,782	171,843
	Aaeon Technology, Inc.	169,313	306,884
	Ability Enterprise Co., Ltd.	730,170	751,669
*	Abocom Systems, Inc.	115,640	40,987
	Acbel Polytech, Inc.	773,731	326,991
*	Accton Technology Corp.	876,000	275,768
	Allis Electric Co., Ltd.	273,000	68,183
	Altek Corp.	499,202	638,902
	Ampoc Far East Co., Ltd.	158,444	50,174
	Amtran Technology Co., Ltd.	1,045,501	626,538
	Apex Biotechnology Corp.	178,592	326,393
*	Apex Science & Engineering Corp.	124,000	26,399
*	Arima Communication Corp.	593,809	278,708
*	Arima Computer Corp.	1,453,000	226,095
*	Arima Optoelectronics Corp.	325,594	133,539
*	Asia Chemical Corp.	559,000	266,312
	Asia Polymer Corp.	495,936	319,293
*	Asia Vital Components Co., Ltd.	358,980	244,207
	Aten International Co., Ltd.	184,561	308,185
	Audix Co., Ltd.	263,775	143,858
	Aurora Corp.	541,499	445,565
	Aurora Systems Corp.	244,244	123,544
	Avermedia Technologies, Inc.	358,858	478,202
	Avision, Inc.	334,763	137,031
	Awea Mechantronic Co., Ltd.	126,945	179,683
	Bank of Kaohsiung Co., Ltd.	782,044	310,474
*	Basso Industry Corp., Ltd.	279,537	218,282
*	Behavior Tech Computer Corp.	193,975	43,663
*	Bes Engineering Corp.	2,691,750	618,143
	Biostar Microtech International Corp.	231,975	96,086
*	C Sun Manufacturing, Ltd.	241,485	115,116
*	Carnival Industrial Corp.	656,000	136,225
	Cathay Chemical Works, Inc.	229,000	75,412

32

	Cathay Real Estate Development Co., Ltd.	9,000	3,801
	Central Reinsurance Co., Ltd.	826,402	347,905
	Chain Qui Development Co., Ltd.	226,083	145,465
	Champion Building Materials Co., Ltd.	519,771	195,149
	Charoen Pokphand Enterprises Co., Ltd.	351,000	155,948
	Cheng Loong Corp.	1,760,330	509,255
	Chenming Mold Industrial Corp.	276,437	93,767
*	Chia Her Industrial Co., Ltd.	539,000	31,253
*	Chia Hsin Cement Corp.	1,068,303	692,615
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,805
	Chicony Electronics Co., Ltd.	609,652	1,094,626
*	Chien Shing Stainless Steel Co., Ltd.	480,000	99,041
	Chilisin Electronics Corp.	207,535	85,136
*	Ching Feng Home Fashions Industries Co., Ltd.	192,474	73,441
	Chin-Poon Industrial Co., Ltd.	558,649	318,203
	China Chemical & Pharmaceutical Co.	408,000	184,571
	China Electric Manufacturing Co., Ltd.	694,900	350,927
*	China General Plastics Corp.	665,000	214,322
	China Glaze Co., Ltd.	329,423	99,511
*	China Man-Made Fiber Co., Ltd.	2,399,879	528,252
*	China Rebar Co., Ltd.	55,174	7,908
	China Steel Structure Co., Ltd.	232,000	127,610
	China Synthetic Rubber Corp.	712,954	716,091
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	123,298
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	553,532	886,278
	Chun Yu Works & Co., Ltd.	469,000	147,996
	Chun Yuan Steel Industrial Co., Ltd.	1,016,055	409,353
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	460,835
	Chung Hwa Pulp Corp.	843,594	422,071
	Collins Co., Ltd.	661,000	208,950
	Compeq Manufacturing Co., Ltd.	2,207,000	713,891
	Continental Engineering Corp.	1,297,067	586,115
	Cosmo Electronics Corp.	207,900	230,572
*	Cosmos Bank Taiwan	1,746,500	103,002
	CTCI Corp.	950,012	630,106
	CX Technology Co., Ltd.	108,368	35,807
	Cybertan Technology, Inc.	424,372	614,218
	Cyntec Co., Ltd.	319,325	441,675
	Da-Cin Construction Co., Ltd.	482,711	261,208
*	De Licacy Industries Co., Ltd.	100,000	18,788
*	Delpha Construction Co., Ltd.	462,000	88,049
*	Depo Auto Parts Industrial Co., Ltd.	270,000	655,962
*	Der Pao Construction Co., Ltd.	476,000	12,376
	Diamond Flower Electric Instrument Co., Ltd.	201,509	438,398
	D-Link Corp.	568,304	684,817
	Eastern Media International	2,002,128	602,899
	Eclat Textile Co., Ltd.	229,317	81,890
	Edom Technology Co., Ltd.	238,776	91,717
	Elan Microelectronics Corp.	598,728	712,486
*	E-Lead Electronic Co., Ltd.	79,000	51,060
	Elite Material Co., Ltd.	337,702	118,677
	Elite Semiconductor Memory Technology, Inc.	366,200	454,437
*	Elitegroup Computer Systems Co., Ltd.	2,035,335	712,466
	Enlight Corp.	149,899	14,224
*	EnTie Commercial Bank	656,246	114,237
	Eten Information Systems, Ltd.	258,039	464,729
	Eternal Chemical Co., Ltd.	429,000	329,200
	Everest Textile Co., Ltd.	830,562	155,788
	Evergreen International Storage & Transport Corp.	1,691,000	1,097,230
	Everlight Chemical Industrial Corp.	655,000	345,197

33

*	Everspring Industry Co., Ltd.	184,530	36,860
*	Evertop Wire Cable Corp.	290,461	71,120
	Excel Cell Electronics Co., Ltd.	143,000	54,597
*	Far Eastern International Bank	3,163,048	802,119
	Federal Corp.	742,244	367,820
	Feng Hsin Iron & Steel Co., Ltd.	98	188
	Feng Tay Enterprise Co., Ltd.	791,561	501,726
*	FIC Global, Inc.	27,289	4,527
	First Copper Technology Co., Ltd.	703,000	195,408
	First Hotel	351,203	308,499
*	First Steamship Co., Ltd.	443,000	846,360
	Flytech Technology Co., Ltd.	123,750	277,963
	Formosa Epitaxy, Inc.	226,759	180,558
	Formosan Rubber Group, Inc.	841,000	424,955
*	Fortune Electric Co., Ltd.	396,000	547,756
*	Fu I Industrial Co., Ltd.	97,900	22,530
	Fwuson Industry Co., Ltd.	466,590	150,416
	G Shank Enterprise Co., Ltd.	325,256	262,801
	G.T.M. Corp.	338,000	179,489
	Gem Terminal Industries Co., Ltd.	293,579	230,730
	Giant Manufacture Co., Ltd.	528,328	1,533,632
*	Giga Storage Corp.	501,859	91,161
	Giga-Byte Technology Co., Ltd.	1,390,800	964,524
	Globe Union Industrial Corp.	426,942	312,358
	Gold Circuit Electronics, Ltd.	839,056	428,647
	Goldsun Development & Construction Co., Ltd.	2,083,478	875,242
	Good Will Instrument Co., Ltd.	141,120	84,876
*	Grand Pacific Petrochemical Corp.	1,130,000	284,834
	Grape King, Inc.	183,000	102,301
	Great China Metal Industry Co., Ltd.	462,000	205,717
	Great Taipei Gas Co., Ltd.	776,000	446,044
	Great Wall Enterprise Co., Ltd.	753,988	829,142
	Greatek Co., Ltd.	815,020	870,929
	Hanpin Co., Ltd.	151,000	76,772
	Hey Song Corp.	765,000	312,295
	Highwealth Construction Corp.	992,301	833,812
*	Hitron Technologies, Inc.	169,000	39,787
*	Ho Tung Holding Corp.	951,486	313,028
	Hocheng Corp.	542,700	162,571
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	89,895
	Hong Tai Electric Industrial Co., Ltd.	567,000	281,683
	Hong Yi Fiber Industry Co., Ltd.	216,000	46,158
*	Honmyue Enterprise Co., Ltd.	252,000	49,384
*	Hota Industrial Manufacturing Co., Ltd.	210,200	193,170
	Hsin Kuang Steel Co., Ltd.	395,497	371,614
	Hsing Ta Cement Co., Ltd.	620,000	191,009
	Hua Eng Wire & Cable Co., Ltd.	988,565	254,362
*	Huang Hsiang Construction Corp.	361,000	438,915
	Hung Ching Development & Construction Co., Ltd.	449,000	168,671
	Hung Poo Construction Corp.	490,658	572,855
	Hung Sheng Construction Co., Ltd.	887,000	450,644
*	Hwa Fong Rubber Co., Ltd.	471,670	102,242

34

	Ichia Technologies, Inc.	485,459	299,088
	I-Chiun Precision Industry Co., Ltd.	247,018	256,511
*	Inernational Semiconductor Technology, Ltd.	476,065	126,463
	Infortrend Technology, Inc.	422,273	425,737
	ITE Technology, Inc.	186,408	437,673
*	Jean Co., Ltd.	288,000	46,533
	Johnson Health Tech Co., Ltd.	127,500	172,395
*	Jui Li Enterprise Co., Ltd.	336,000	89,734
*	K Laser Technology, Inc.	273,343	160,625
	Kang Na Hsiung Co., Ltd.	302,000	148,646
*	Kao Hsing Chang Iron & Steel Corp.	784,000	224,561
	Kaulin Manufacturing Co., Ltd.	242,770	147,170
	Kee Tai Properties Co., Ltd.	791,422	309,466
*	Kenda Rubber Industrial Co., Ltd.	792,144	505,631
	King Yuan Electronics Co., Ltd.	2,111,700	924,900
	Kingdom Construction Co., Ltd.	889,000	392,468
*	King’s Town Bank	1,795,701	498,888
*	King’s Town Construction Co., Ltd.	494,995	420,302
	Kinpo Electronics, Inc.	2,658,157	738,322
	Knowledge-Yield-Excellence Systems Corp.	420,473	418,441
	Kung Long Batteries Industrial Co., Ltd.	64,000	60,884
*	Kuoyang Construction Co., Ltd.	687,000	349,453
*	Kwong Fong Industries Corp.	996,000	214,762
	Lan Fa Textile Co., Ltd.	618,423	117,031
*	Lead Data Co., Ltd.	617,920	69,641
	Leader Electronics, Inc.	96,477	27,577
*	Leadtek Research, Inc.	8,961	2,161
*	Lealea Enterprise Co., Ltd.	1,198,050	225,318
	Lee Chang Yung Chemical Industry Corp.	1,206,157	1,081,712
	Lee Chi Enterprises Co., Ltd.	326,000	111,105
	Lelon Co., Ltd.	76,170	18,662
*	Leofoo Development Co., Ltd.	507,000	306,641
	Les Enphants Co., Ltd.	297,944	214,805
*	Li Peng Enterprise Co., Ltd.	967,824	177,398
	Lian Hwa Foods Corp.	34,000	11,470
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	39,013
	Lien Hwa Industrial Corp.	1,143,749	519,793
	Lingsen Precision Industries, Ltd.	496,575	169,819
	Lite-On Technology Corp.	1	—
	Long Bon Development Co., Ltd.	759,062	347,107
*	Long Chen Paper Co., Ltd.	866,062	249,432
*	Lucky Cement Corp.	620,000	157,769
	Makalot Industrial Co., Ltd.	237,202	268,885
	Mayer Steel Pipe Corp.	256,584	191,529
	Maywufa Co., Ltd.	67,632	27,142
	Meiloon Co., Ltd.	399,054	156,474
	Mercuries & Associates, Ltd.	987,477	403,538
*	Mercuries Data Co., Ltd.	285,292	65,379
	Merida Industry Co., Ltd.	375,800	817,802
	Merry Electronics Co., Ltd.	238,363	428,398
	Microelectronics Technology, Inc.	665,000	354,017
	Micro-Star International Co., Ltd.	1,716,348	1,190,819

35

*	Microtek International, Inc.	387,000	43,728
	Min Aik Technology Co., Ltd.	195,058	258,663
	Mirle Automation Corp.	250,568	247,637
	Mitac Technology Corp.	679,360	374,546
	Mobiletron Electronics Co., Ltd.	135,000	73,570
	Mospec Seminconductor Corp.	131,000	95,912
*	Mustek Systems, Inc.	591,708	76,021
	Nak Sealing Technologies Corp.	121,954	132,676
*	Namchow Chemical Industrial Co., Ltd.	473,000	107,096
	Nankang Rubber Tire Co., Ltd.	1,011,622	937,273
	Nantex Industry Co., Ltd.	383,110	325,760
	National Petroleum Co., Ltd.	455,824	335,145
*	New Asia Construction & Development Co., Ltd.	133,618	20,596
	Nien Hsing Textile Co., Ltd.	981,000	376,185
*	Ocean Plastics Co., Ltd.	342,200	210,373
*	Optimax Technology Corp.	968,674	147,864
	Opto Tech Corp.	714,886	494,121
*	Orient Semiconductor Electronics, Ltd.	129,974	22,513
	Oriental Union Chemical Corp.	1,095,788	798,896
*	Pacific Construction Co., Ltd.	1,054,000	145,032
*	Pacific Electric Wire & Cable Corp.	726,000	11,970
	Pan Jit International, Inc.	440,846	302,073
*	Pan-International Industrial Corp.	114,000	207,142
*	PC Home Online	49,000	40,136
	Phihong Technology Co., Ltd.	585,001	239,897
	Phoenix Precision Technology Corp.	236,606	132,088
*	Picvue Electronics, Ltd.	72,760	—
*	Pihsiang Machinery Mfg. Co., Ltd.	262,534	414,647
*	Potrans Electrical Corp.	228,000	31,520
	Prince Housing & Development Corp.	1,569,319	528,194
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	80,656
	Promise Technology, Inc.	217,223	166,270
*	Protop Technology Co., Ltd.	192,000	5,357
*	Quintain Steel Co., Ltd.	613,000	198,325
	Radium Life Tech Corp.	805,771	580,599
	Ralec Electronic Corp.	91,717	70,282
*	Rectron, Ltd.	185,496	17,815
	Reward Wool Industry Corp.	204,000	41,422
*	Rexon Industrial Corp., Ltd.	469,000	78,883
*	Ritek Corp.	4,755,000	927,154
	Ruentex Development Co., Ltd.	1,163,000	923,799
	Ruentex Industries, Ltd.	1,279,000	1,029,658
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	249,704
	San Fang Chemical Industry Co., Ltd.	280,108	202,574
	Sanyang Industrial Co., Ltd.	1,402,043	532,337
	Sanyo Electric Co., Ltd.	503,000	408,133
	SDI Corp.	274,000	175,204
	Senao International Co., Ltd.	375,539	482,227
	Shan-Loong Transportation Co., Ltd.	135,385	60,127
	Sheng Yu Steel Co., Ltd.	552,980	399,678

36

	Shihlin Electric & Engineering Corp.	895,000	963,836
*	Shihlin Paper Corp.	418,000	394,533
*	Shin Shin Co., Ltd.	49,000	34,702
	Shinkong Co., Ltd.	516,316	253,119
*	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	553,671
	Shuttle, Inc.	290,152	118,315
	Sigurd Microelectronics Corp.	424,973	195,625
*	Silicon Integrated Systems Corp.	2,346,137	576,562
	Silitech Technology Corp.	221,303	639,607
	Sincere Navigation Corp.	786	1,043
	Sinkang Industries Co., Ltd.	259,805	117,049
	Sinkong Spinning Co., Ltd.	469,542	299,631
	Sinon Corp.	551,000	201,684
*	Sintek Photronics Corp.	1,439,463	413,161
	Sinyi Realty, Inc.	453,473	885,547
	Sitronix Technology Corp.	157,413	386,889
	Siward Crystal Technology Co., Ltd.	191,441	103,211
*	Solelytex Enterprise Corp.	216,342	119,748
	Solomon Technology Corp.	351,091	144,590
	South East Soda Manufacturing Co., Ltd.	279,250	464,191
	Southeast Cement Co., Ltd.	899,700	307,840
	SPI Electronic Co., Ltd.	274,689	217,962
	Spirox Corp.	272,926	136,573
	Springsoft, Inc.	312,334	330,738
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	139,339
	Standard Foods Taiwan, Ltd.	531,000	491,713
	Stark Technology, Inc.	378,100	170,203
	Sunonwealth Electric Machine Industry Co., Ltd.	323,382	209,817
*	Sunplus Technology Co., Ltd.	599,000	525,257
*	Sunrex Technology Corp.	557,033	611,340
*	Syscom Computer Engineering Co.	140,000	38,439
	Sysware Systex Corp.	290,432	245,251
*	T JOIN Transportation Co.	802,000	492,064
	Ta Chen Stainless Pipe Co., Ltd.	757,197	633,364
*	Ta Chong Bank, Ltd.	3,172,212	823,924
	Ta Ya Electric Wire & Cable Co., Ltd.	871,578	220,411
	Ta Yih Industrial Co., Ltd.	194,000	95,671
	Tah Hsin Industrial Corp.	447,000	263,005
	Ta-I Technology Co., Ltd.	232,639	160,748
*	Taichung Commercial Bank	2,187,112	820,623
	Tainan Enterprises Co., Ltd.	250,829	180,230
	Tainan Spinning Co., Ltd.	2,480,000	849,458
*	Taisun Enterprise Co., Ltd.	542,000	131,450
	Taita Chemical Co., Ltd.	452,170	122,746
	Taiwan Acceptance Corp.	229,480	146,996
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	375,424
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	16,630
	Taiwan Fu Hsing Industrial Co., Ltd.	260,300	117,365
	Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	284,474
	Taiwan Kai Yih Industrial Co., Ltd.	235,336	95,096
*	Taiwan Kolin Co., Ltd.	1,356,000	51,355
	Taiwan Life Insurance Co., Ltd.	800,165	804,403

37

	Taiwan Line Tek Electronic Co., Ltd.	71,658	33,223
	Taiwan Mask Corp.	528,720	244,105
	Taiwan Navigation Co., Ltd.	598,777	1,166,992
	Taiwan Paiho Co., Ltd.	438,253	261,130
*	Taiwan Pulp & Paper Corp.	618,000	257,119
	Taiwan Sakura Corp.	415,182	131,148
	Taiwan Secom Co., Ltd.	710,332	1,235,697
	Taiwan Sogo Shinkong Security Co., Ltd.	538,278	425,993
	Taiwan Styrene Monomer Corp.	958,547	309,925
*	Taiwan Tea Corp.	1,241,714	632,020
*	Taiyen Biotech Co., Ltd.	438,000	243,794
*	Teapo Electronic Corp.	712,000	113,729
*	Tecom, Ltd.	447,114	226,169
	Ten Ren Tea Co., Ltd.	123,980	110,311
	Test-Rite International Co., Ltd.	782,698	445,265
	Tex-Ray Industrial Co., Ltd.	188,000	43,373
	The Ambassador Hotel	597,000	850,247
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	531,179	204,524
	Thinking Electronic Industrial Co., Ltd.	184,204	128,335
	Thye Ming Industrial Co., Ltd.	267,015	242,812
	Ton Yi Industrial Corp.	2,487,280	1,102,036
	Tong Yang Industry Co., Ltd.	687,795	484,817
	Tsann Kuen Enterprise Co., Ltd.	590,642	479,407
	TTET Union Corp.	264,000	267,138
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	33,511
*	Twinhead International Corp.	27,504	3,101
*	TYC Brother Industrial Co., Ltd.	472,886	246,249
*	Tycoons Group Enterprise Co., Ltd.	719,000	212,635
	Tyntek Corp.	436,250	328,863
*	Tze Shin International Co., Ltd.	298,920	161,981
*	Uniform Industrial Corp.	84,530	54,601
*	Union Bank of Taiwan	3,105,488	569,340
*	Union Insurance Co., Ltd.	79,732	27,339
	Unitech Electronics Co., Ltd.	313,505	143,077
	Unitech Printed Circuit Board Corp.	660,300	375,387
	United Integration Service Co., Ltd.	446,439	318,805
	Unity Opto Technology Co., Ltd.	347,505	205,843
*	Universal Cement Corp.	944,191	614,299
	Universal Microelectronics Co., Ltd.	162,005	47,083
	Universal Scientific Industrial Co., Ltd.	1,735,836	903,191
	Universal, Inc.	123,000	42,530
	UPC Technology Corp.	1,364,071	616,616
	USI Corp.	1,203,000	547,959
	U-TECH Media Corp.	317,000	79,128
*	Ve Wong Corp.	311,000	178,512
*	Veutron Corp.	145,000	34,022
*	Via Technologies, Inc.	2,179,000	1,496,726
*	Visual Photonics Epitacy Co., Ltd.	182,812	204,403
*	Walsin Technology Corp., Ltd.	982,682	486,891
	Wan Hwa Enterprise Co., Ltd.	451,913	198,175
*	Waterland Financial Holdings	3,593,260	1,032,479

38

*	Wei Chih Steel Industrial Co., Ltd.	433,000	162,625
*	Wei Chuan Food Corp.	737,000	470,318
	Weltrend Semiconductor, Inc.	374,833	301,197
	Wistron NeWeb Corp.	298,288	379,134
	WPG Holdings Co., Ltd.	398,904	429,266
*	Wus Printed Circuit Co., Ltd.	836,205	150,569
*	Ya Hsin Industrial Co., Ltd.	1,032,578	—
	Yageo Corp.	4,968,000	1,471,926
*	Yeung Cyang Industrial Co., Ltd.	436,142	327,910
*	Yi Jinn Industrial Co., Ltd.	238,300	43,213
	Yieh Phui Enterprise Co., Ltd.	2,301,035	923,584
	Yosun Industrial Corp.	485,062	365,270
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	952,392
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,870	319,825
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	392,735
	Yung Tay Engineering Co., Ltd.	729,000	406,227
	Zig Sheng Industrial Co., Ltd.	795,442	143,638
	Zinwell Corp.	373,586	703,558
	Zippy Technology Corp.	217,948	109,773
*	Zyxel Communication Corp.	960,030	782,748
TOTAL COMMON STOCKS			119,054,809

RIGHTS/WARRANTS — (0.0%)
*	Pan Jit International, Inc. Rights 09/18/08	22,476	3,492
TOTAL — TAIWAN			119,058,301

THAILAND — (2.5%)
COMMON STOCKS — (2.5%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	70,429
*	Adkinson Securities PCL (Foreign)	7,671,400	116,505
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	133,178
#	Amata Corp. PCL (Foreign)	1,818,700	584,279
*	Apex Development PCL (Foreign)	3,536	2,224
	Asia Plus Securities PCL (Foreign)	2,598,950	173,061
#	Asian Property Development PCL (Foreign)	2,158,000	340,339
	Asian Property Development PCL (Foreign) NVDR	1,911,600	301,479
*	Bangchak Petroleum PCL (Foreign)	82,000	24,427
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	205,989
	Bangkok Chain Hospital PCL (Foreign)	1,667,500	360,383
#	Bangkok Expressway PCL (Foreign)	1,245,800	644,003
	Bangkok First Investment & Trust PCL (Foreign)	702,200	102,541
	Bangkok Insurance PCL (Foreign)	84,734	638,475
*	Bangkok Land PCL (Foreign)	6,896,170	90,633
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	287,292
*	Bangkok Rubber PCL (Foreign)	14,600	1,057
	Big C Supercenter PCL (Foreign)	32,000	46,262
	Bualuang Securities PCL (Foreign)	240,000	102,336
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	518,660
	Capital Nomura Securities PCL (Foreign)	46,000	29,153
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	28,519

39

*	Central Paper Industry PCL (Foreign)	20	1,227
	Central Plaza Hotel PCL (Foreign)	916,100	128,960
#	Ch. Karnchang PCL (Foreign)	2,162,000	286,667
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	121,755
	Dynasty Ceramic PCL (Foreign)	882,400	422,645
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	250,516
	Erawan Group PCL (Foreign) (B014970)	3,710,340	368,433
	Erawan Group PCL (Foreign) (B014981)	335,930	33,357
*	G J Steel PCL (Foreign)	42,252,000	407,218
	GMM Grammy PCL (Foreign)	928,000	365,888
	Golden Land Property PCL (Foreign)	485,616	78,714
	Golden Land Property PCL (Foreign) NVDR	41,200	6,678
#	Hana Microelectronics PCL (Foreign)	1,281,796	670,098
	Hermraj Land & Development PCL (Foreign)	16,126,900	555,775
	Home Product Center PCL (Foreign)	3,358,470	462,967
	ICC International PCL (Foreign)	204,600	236,031
	Indorama Polymers PCL (Foreign)	274,000	77,222
*	ITV PCL (Foreign)	2,785,600	85,423
*	Jasmine International PCL (Foreign)	12,713,300	152,233
	Kang Yong Electric PCL (Foreign)	7,200	8,096
	KGI Securities One PCL (Foreign)	3,429,546	142,230
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	36,132
	Kiatnakin Finance PCL (Foreign)	764,800	440,028
	Kim Eng Securities Thailand PCL (Foreign)	896,800	429,542
	Krungthai Card PCL (Foreign)	576,700	306,540
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	845,952
	Laguna Resorts & Hotels PCL (Foreign)	80,500	94,042
	Lalin Property PCL (Foreign)	1,650,500	85,803
	Lanna Resources PCL (Foreign)	548,800	166,692
*	Loxley PCL (Foreign)	3,228,020	237,576
	Major Cineplex Group PCL (Foreign)	1,494,300	554,253
	MBK Development PCL (Foreign)	330,900	661,993
	Minor Corp. PCL (Foreign)	350,180	136,022
	MK Real Estate Development PCL (Foreign)	1,960,260	115,646
*	Muang Thai Insurance PCL	19,588	34,039
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	56,600
*	Nation Multimedia Group PCL (Foreign)	146,259	26,163
	Noble Development PCL (Foreign)	573,600	44,896
	Padaeng Industry PCL (Foreign) NVDR (6362351)	588,500	372,969
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	46,772
	Patum Rice Mill & Granary PCL (Foreign)	5,500	7,329
	Polyplex PCL (Foreign)	1,057,800	205,443
	Power Line Engineering PCL (Foreign)	327,500	23,721
	Pranda Jewelry PCL (Foreign)	118,000	24,468
	Property Perfect PCL (Foreign)	1,745,800	178,455
	Quality Houses PCL (Foreign)	11,876,300	627,807
#	Regional Container Lines PCL (Foreign)	1,112,300	529,512
	Robinson Department Store PCL (Foreign)	1,875,025	558,565
#	Rojana Industrial Park PCL (Foreign)	1,122,800	393,505
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	192,684
	Saha-Union PCL (Foreign)	636,600	332,802

40

	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	654,193
	Samart Corporation PCL (Foreign)	1,676,200	337,786
	Samart I-Mobile PCL (Foreign)	9,503,000	571,734
	Sammakorn PCL (Foreign)	75,000	3,866
	Sansiri PCL (Foreign)	2,621,166	182,195
	SC Asset Corp. PCL (Foreign)	580,100	130,455
*	Seamico Securities PCL (Foreign)	1,149,022	73,827
	SE-Education PCL (Foreign)	253,600	65,548
	Serm Suk PCL (Foreign)	10,000	3,899
	Serm Suk PCL (Foreign) NVDR	39,000	15,206
*	Shinawatra Satellite PCL (Foreign)	1,847,900	310,322
	Siam Future Development PCL (Foreign)	220,000	63,610
	Siam Industrial Credit PCL (Foreign)	178,162	15,090
#	Siam Makro PCL (Foreign)	373,600	927,453
*	Sino-Thai Engineering & Construction PCL (Foreign)	1,279,000	132,980
	Sri Trang Agro Industry PCL (Foreign)	370,998	160,361
	Srithai Superware PCL (Foreign)	439,300	80,188
	Supalai PCL (Foreign)	2,640,533	217,474
	SVOA PCL (Foreign)	1,007,100	27,060
	Tata Steel (Thailand) PCL (Foreign)	8,945,300	504,218
	Thai Carbon Black PCL (Foreign)	87,900	59,045
	Thai Plastic & Chemicals PCL (Foreign)	1,357,900	809,029
	Thai Reinsurance PCL (Foreign)	1,484,700	260,169
*	Thai Rung Union Car PCL (Foreign)	759,600	58,124
	Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	447,196
#	Thai Union Frozen Products PCL (Foreign)	713,000	387,319
	Thai Vegetable Oil PCL (Foreign)	1,087,875	676,745
	Thai Wacoal PCL (Foreign)	78,000	75,175
#	Thanachart Capital PCL (Foreign)	2,034,100	701,004
#	Ticon Industrial Connection PCL (Foreign)	1,026,600	443,741
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	45,472
	Tipco Asphalt PCL (Foreign)	352,190	170,746
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	124,518
	Tisco Bank PCL (Foreign) NVDR	167,800	88,703
#	TISCO Finance PCL (Foreign)	655,900	346,723
#	TPI Polene PCL (Foreign)	799,400	97,590
*	TT&T PCL (Foreign)	5,394,500	116,587
*	Tuntex (Thailand) PCL (Foreign)	8,196	7,107
*	Tycoons Worldwide Group PCL (Foreign)	804,700	162,162
*	Union Mosaic Industry PCL (Foreign)	681,900	14,140
	United Palm Oil Industry PCL (Foreign)	21,000	41,706
	Univentures PCL (Foreign)	1,801,100	129,401
	Vanachai Group PCL (Foreign)	2,859,066	250,502
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	107,107
	Vinythai PCL (Foreign)	2,273,034	487,932
TOTAL COMMON STOCKS			28,014,716

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	8,472,752	17,322
*	Bangkok Land PCL Warrants 05/02/13	217,333	381
*	Tuntex (Thailand) PCL (Foreign) Rights 09/10/08	295,710	—
TOTAL RIGHTS/WARRANTS			17,703

TOTAL — THAILAND			28,032,419

41

TURKEY — (3.5%)
COMMON STOCKS — (3.5%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	1	3
	Adana Cimento Sanayi Ticaret A.S.	338,592	141,905
	Afyon Cimento Sanayii Ticaret A.S.	201	155,756
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,264,278
*	Akenerji Elektrik Uretim A.S.	80,193	731,187
*	Aksa Akrilik Kimya Sanayii A.S.	206,894	351,544
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	46,851
	Alarko Holding A.S.	737,262	1,628,756
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	61,140
	Alkim Alkali Kimya A.S.	37,197	256,386
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,742	266,436
	Anadolu Anonim Turk Sigorta Sirketi A.S.	788,789	838,480
*	Anadolu Cam Sanayii A.S.	633,719	1,110,042
	Anadolu Hayat Sigorta A.S.	299,133	781,532
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,813	182,192
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	55,044	223,567
*	Ayen Enerji A.S.	133,075	250,969
*	Aygaz A.S.	21,750	58,000
	Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	865,059
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,501	322,232
	Bati Anabolu Cimento A.S.	110,525	722,537
	Bati Soeke Cimento Sanayi A.S.	67,601	87,874
*	Beko Elektronik A.S.	117,449	68,880
	Bolu Cimento Sanayii A.S.	354,094	504,188
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	285,366
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1,787	104,899
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	145,181	162,089
*	Boyner Buyuk Magazacilik A.S.	189,233	207,196
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	4,675	202,424
	BSH ev Aletleri Sanayi ve Ticaret A.S.	13,152	279,306
	Bursa Cimento Fabrikasi A.S.	181,296	777,473
	Celebi Hava Servisi A.S.	36,194	262,124
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	146,321
	Cimsa Cimento Sanayi ve Ticaret A.S.	246,173	1,185,735
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	129,047	1,300,809
*	Dogan Gazetecilik A.S.	110,565	229,219
	Dogus Otomotiv Servis ve Ticaret A.S.	356,270	1,174,253
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	411,870	158,614
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	883,221	998,404
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	90,854	178,934
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	55,722

42

	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	15,801	185,073
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	128,135
*	Global Yatirim Holding A.S.	553,230	420,059
*	Goldas Kuyumculuk Sanayi A.S.	223,653	274,254
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	233,483
*	Goodyear Lastikleri T.A.S.	19,591	204,724
*	GSD Holding A.S.	924,152	1,058,890
	Gubre Fabrikalari Ticaret A.S.	11,759	441,503
	Gunes Sigorta A.S.	143,245	358,083
	Hektas Ticaret T.A.S.	130,556	120,131
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	493,979	693,967
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	94,341	248,033
*	Ihlas Holding A.S.	1,237,042	632,211
	Izmir Demir Celik Sanayii A.S.	450,069	1,130,582
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	522,726
	Karton Sanayi ve Ticaret A.S.	4,287	204,466
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	107,621
	Konya Cimento Sanayii A.S.	5,645	195,023
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	303,732	491,267
	Mardin Cimento Sanayii ve Ticaret A.S.	192,535	806,830
*	Marmari Marti Otel Isletmeleri A.S.	121,890	69,488
	Marshall Boya ve Vernik Sanayii A.S.	11,878	104,761
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,859	145,651
	Migros Turk A.S.	1	13
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	47,893
*	Mudurnu Tavukculuk A.S.	1,740	661
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	151,781
*	Nergis Holding A.S.	1,784	5,572
*	Net Holding A.S.	1,239,663	684,520
*	Net Turizm Ticaret ve Sanayi A.S.	216,417	119,562
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	115,684
	Otobus Karoseri Sanayi A.S.	39,067	477,878
*	Parsan Makina Parcalari Sanayii A.S.	102,576	200,568
	Pinar Entegre Et ve Un Sanayi A.S.	87,173	238,247
	Pinar Sut Mamulleri Sanayii A.S.	83,887	334,891
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,821
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	111,048
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	176,148	404,586
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	134,330
*	Sekerbank TAS	30,000	56,855
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	17,500	24,194
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	459,015	962,218
*	Tekstil Bankasi A.S.	503,039	747,678
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	410,116
	Tofas Turk Otomobil Fabrikasi A.S.	1	3
*	Trakya Cam Sanayii A.S.	865,180	1,175,518
	Turcas Petrol A.S.	87,824	404,892
*	Turk Demir Dokum Fabrikalari A.S.	1	4

43

*	Turk Ekonomi Bankasi A.S.	1	1
*	Turk Hava Yollari Anonim Ortakligi A.S.	105,671	575,741
*	Turkiye Sinai Kalkinma Bankasi A.S.	145,000	134,811
	Ulker Biskuvi Sanayi A.S.	394,961	1,010,944
*	USAS Ucak Servisi A.S.	71,628	82,807
*	Uzel Makina Sanayii A.S.	172,635	113,672
*	Vakif Finansal Kiralama A.S.	1	2
*	Vestel Elektronik Sanayi ve Ticaret A.S.	113,019	183,593
	Yapi Kredi Finansal Kiralama A.S.	15,000	28,840
	Yapi Kredi Sigorta A.S.	102,412	1,299,084
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	495,598
TOTAL — TURKEY			38,141,271

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $2,625,000 FNMA 6.26%(r), 09/01/37, valued at $2,579,419) to be repurchased at $2,537,547	$2,537	2,537,000

SECURITIES LENDING COLLATERAL — (12.7%)
§ @	DFA Short Term Investment Fund LP	139,514	139,514,038

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $28,752,531 FHLMC 6.913%(r), 11/01/32, valued at $964,382) to be repurchased at $945,698	945	945,473

TOTAL SECURITIES LENDING COLLATERAL			140,459,511

TOTAL INVESTMENTS - (100.0%) (Cost $1,047,523,480) ##			$1,106,289,371

44

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Face
		Amount	Value †
		(000)

AGENCY OBLIGATIONS — (39.6%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	$118,300	$117,772,027
	Federal Home Loan Bank
	2.750%, 03/12/10	20,980	20,884,751
	4.375%, 03/17/10	55,000	56,081,685
	2.375%, 04/30/10	112,000	110,728,464
	4.875%, 05/14/10	108,200	111,375,345
	4.250%, 06/11/10	134,100	136,736,138
	2.750%, 06/18/10	76,200	75,732,513
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	136,000	135,254,040
	2.375%, 05/28/10	106,300	104,983,262
	2.875%, 06/28/10	75,000	74,665,350
	Federal National Mortgage Association
	2.500%, 04/09/10	100,000	99,095,100
	4.125%, 05/15/10	102,500	104,069,275
	2.375%, 05/20/10	124,500	122,990,437
	7.125%, 06/15/10	98,500	105,297,584
TOTAL AGENCY OBLIGATIONS			1,375,665,971

BONDS — (20.0%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	91,700	91,020,228
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	89,000	88,751,423
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	85,400	83,912,930
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	100,000	99,904,800
	Deutsche Bank AG Floating Rate Note
(r)	2.909%, 06/18/10	100,000	99,886,700
	General Electric Capital Corp. Floating Rate Note
(r)	5.390%, 01/05/09	10,385	10,387,908
(r)	2.776%, 05/10/10	10,200	10,136,464
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	92,000	91,836,424
	Province of Manitoba
	4.450%, 04/12/10	5,450	5,567,486
	Wachovia Corp. Floating Rate Note
(r)	5.465%, 11/24/09	93,000	91,294,659

1

Wal-Mart Stores, Inc.
(r) 4.125%, 07/01/10	19,343	19,708,331
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	5,000	4,998,790
TOTAL BONDS		697,406,143

CERTIFICATES OF DEPOSIT INTEREST BEARING — (11.4%)
ABN-AMRO Bank NV
3.070%, 01/28/09	43,000	42,989,323
3.035%, 02/13/09	60,000	60,000,000
Barclays Bank P.L.C.
3.430%, 07/10/09	80,000	80,009,384
3.430%, 08/07/09	22,000	21,984,312
BNP Paribas Finance, Inc.
3.040%, 01/20/09	47,000	46,983,089
3.130%, 08/06/09	53,000	52,815,995
Royal Bank of Scotland P.L.C.
3.110%, 01/23/09	45,000	45,000,000
UBS AG
3.390%, 07/13/09	45,000	44,990,086
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		394,772,189

COMMERCIAL PAPER — (28.2%)
AstraZeneca P.L.C.
2.670%, 11/12/08	100,000	99,432,290
Australia & New Zealand Bank
3.111%, 07/31/09	10,000	9,698,533
Bank of America Corp.
2.980%, 03/09/09	100,000	98,326,400
Bank of Nova Scotia
2.570%, 10/17/08	15,300	15,247,376
2.680%, 11/12/08	14,650	14,566,830
Bank of Scotland P.L.C.
2.950%, 12/04/08	100,000	99,231,280
3.055%, 01/15/09	6,000	5,929,365
Danske Corp.
2.695%, 11/13/08	78,000	77,550,299
2.960%, 02/09/09	25,000	24,646,375
Dexia Delaware LLC
2.815%, 11/10/08	80,000	79,560,056
2.815%, 11/12/08	23,000	22,869,427
National Australia Funding
2.900%, 12/16/08	9,000	8,920,730
Nordea North America, Inc.
3.000%, 05/11/09	43,000	42,023,810
2.900%, 05/22/09	15,000	14,642,784
Royal Bank of Canada
2.660%, 11/13/08	102,000	101,411,929
Royal Bank of Scotland P.L.C.
3.040%, 01/05/09	24,000	23,741,827
3.000%, 02/04/09	34,000	33,534,033
Societe Generale North America
2.600%, 10/20/08	26,000	25,904,044
3.005%, 02/12/09	15,000	14,783,874
3.100%, 05/01/09	19,000	18,587,774

2

3.145%, 05/01/09	44,000	43,045,372
Svenska Handelsbanken
2.700%, 11/13/08	51,025	50,730,820
UBS Finance Delaware LLC
3.130%, 01/22/09	27,000	26,662,630
3.180%, 05/01/09	15,000	14,674,559
3.225%, 05/22/09	17,000	16,595,155
TOTAL COMMERCIAL PAPER		982,317,572

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $32,240,000 FNMA 5.00%, 06/01/22, valued at $26,328,474) to be repurchased at $25,942,591	25,937	25,937,000

TOTAL INVESTMENTS - (100.0%)
(Cost $3,480,943,835)##		$3,476,098,875

3

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRIA — (1.5%)
BONDS — (1.5%)

PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	54,575	$49,593,095

CANADA — (1.8%)
BONDS — (1.8%)
Export Development Canada
(j) 0.880%, 09/22/08	6,750,000	62,030,407

FRANCE — (0.2%)
BONDS — (0.2%)
Reseau Ferre de France
(f) 3.250%, 09/12/08	6,000	5,449,841

GERMANY — (7.2%)
BONDS — (7.2%)
DSL Bank AG
(j) 1.750%, 10/07/09	5,760,000	53,440,785
Landesbank Baden-Wurttemberg
(f) 3.000%, 12/22/08	5,000	4,541,734
Landwirtschaftliche Rentenbank
(j) 0.650%, 09/30/08	9,715,000	89,259,179
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	10,718,000	98,361,546
TOTAL — GERMANY		245,603,244

NETHERLANDS — (3.0%)
BONDS — (3.0%)
Bank Nederlandse Gemeenten
(j) 0.800%, 09/22/08	9,300,000	85,457,023
(f) 2.000%, 12/30/08	4,000	3,624,512
Rabobank Nederland
(f) 3.500%, 12/29/08	15,500	14,106,035
TOTAL — NETHERLANDS		103,187,570

SPAIN — (1.5%)
BONDS — (1.5%)
Instituto de Credito Oficial
(j) 0.800%, 09/28/09	5,638,000	51,782,200

1

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
BONDS — (1.4%)
Inter-American Development Bank
(j) 1.900%, 07/08/09	5,000,000	46,352,952

SWEDEN — (0.2%)
BONDS — (0.2%)
Kommuninvest
(t) 5.000%, 11/25/08	9,900	8,451,831

UNITED KINGDOM — (1.6%)
BONDS — (1.6%)
Bank of Scotland P.L.C.
(j) 0.800%, 10/02/08	5,922,000	54,378,952

UNITED STATES — (80.6%)
AGENCY OBLIGATIONS — (27.8%)
Federal Farm Credit Bank
2.750%, 05/04/10	20,100	20,010,294
Federal Home Loan Bank
4.875%, 05/14/10	89,200	91,817,752
4.250%, 06/11/10	125,100	127,559,216
2.750%, 06/18/10	103,400	102,765,641
3.500%, 07/16/10	20,000	20,137,360
3.375%, 08/13/10	102,300	102,763,112
Federal Home Loan Mortgage Corporation
2.875%, 04/30/10	23,000	22,873,845
2.375%, 05/28/10	50,000	49,380,650
2.875%, 06/28/10	115,000	114,486,870
Federal National Mortgage Association
4.125%, 05/15/10	105,400	107,013,674
2.375%, 05/20/10	80,000	79,030,000
7.125%, 06/15/10	100,000	106,901,100
TOTAL AGENCY OBLIGATIONS		944,739,514

BONDS — (23.1%)
American Express Centurion Floating Rate Note
(r) 5.561%, 06/12/09	84,000	83,377,308
Bank of America Corp.
4.500%, 08/01/10	5,092	5,123,178
Bank of New York Mellon Corp. Floating Rate Note
(r) 3.495%, 02/05/10	97,400	97,127,962
Citigroup, Inc.
(j) 0.800%, 10/30/08	2,263,000	20,748,107
CME Group, Inc. Floating Rate Note
(r) 3.300%, 08/06/10	25,000	24,976,200
Deutche Bank AG Floating Rate Note
(r) 3.565%, 02/16/10	90,000	90,024,300

2

	General Electric Capital Corp.
(j)	0.550%, 10/14/08	3,688,000	33,849,960
(j)	0.750%, 02/05/09	4,497,000	41,164,048
(f)	2.250%, 02/09/09	21,000	19,011,565
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	67,500	67,258,282
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,839,980
	Toyota Motor Credit Corp.
(t)	4.940%, 09/22/08	25,000	21,433,901
	Wachovia Corp. Floating Rate Note
(r)	5.500%, 02/23/09	45,000	44,844,255
(r)	5.465%, 11/24/09	50,000	49,083,150
	Wells Fargo Bank & Co.
	4.625%, 08/09/10	6,500	6,580,899
	Wells Fargo Bank & Co. Floating Rate Note
(r)	5.380%, 09/23/09	90,000	90,073,710
TOTAL BONDS			784,516,805

CERTIFICATES OF DEPOSIT INTEREST BEARING — (13.9%)
	ABN-AMRO Bank NV
	3.070%, 01/28/09	77,000	76,980,881
	Barclays Bank P.L.C.
	3.430%, 07/10/09	60,000	60,007,038
	3.430%, 08/07/09	40,000	39,971,476
	BNP Paribas Finance, Inc.
	3.040%, 01/20/09	23,000	22,991,725
	3.190%, 08/14/09	76,000	76,000,000
	Royal Bank of Scotland P.L.C.
	3.110%, 01/23/09	94,000	94,000,000
	UBS AG
	3.390%, 07/13/09	100,000	99,977,970
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING			469,929,090

COMMERCIAL PAPER — (15.8%)
	Abbey National North America
	2.970%, 01/12/09	33,000	32,621,635
	2.970%, 02/09/09	20,000	19,717,100
	2.990%, 02/20/09	14,000	13,788,484
	Australia & New Zealand Bank
	2.710%, 09/12/08	15,000	14,986,548
	3.111%, 07/31/09	60,000	58,191,198
	Bank of America Corp.
	2.775%, 10/06/08	10,000	9,974,213
	2.755%, 10/10/08	85,000	84,755,055
	Bank of Scotland P.L.C.
	2.950%, 12/04/08	20,000	19,846,256
	3.045%, 01/12/09	17,000	16,805,085
	Fortis Banque Luxembourg
	2.710%, 10/07/08	93,000	92,750,137

3

National Australia Funding
3.000%, 01/02/09	10,000	9,895,420
Nordea North America, Inc.
2.855%, 01/28/09	44,000	43,423,904
3.030%, 05/05/09	25,000	24,447,533
3.000%, 05/11/09	4,000	3,909,192
Societe Generale North America
3.005%, 02/12/09	35,000	34,495,706
3.100%, 05/01/09	34,000	33,262,333
3.100%, 05/08/09	12,000	11,731,200
3.030%, 05/18/09	13,000	12,695,636
TOTAL COMMERCIAL PAPER		537,296,635

TOTAL — UNITED STATES		2,736,482,044

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)

Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $38,545,000 FNMA 5.150%(r), 09/01/37, valued at $33,476,348) to be repurchased at $32,988,109	$32,981	32,981,000

TOTAL INVESTMENTS - (100.0%)
(Cost $3,343,120,285)##		$3,396,293,136

4

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.4%)
Consumer Discretionary — (12.8%)
*	4Kids Entertainment, Inc.	842	$7,645
* #	99 Cents Only Stores	143,220	1,225,963
*	A.C. Moore Arts & Crafts, Inc.	800	6,032
	Aaron Rents, Inc.	26,200	748,272
*	Acme Communications, Inc.	23,312	26,576
	Aldila, Inc.	10,299	38,827
*	Alloy, Inc.	17,245	123,819
	American Axle & Manufacturing Holdings, Inc.	96,005	466,584
#	American Greetings Corp. Class A	73,700	1,185,096
* #	America’s Car-Mart, Inc.	25,396	480,238
	Arctic Cat, Inc.	18,844	194,659
#	ArvinMeritor, Inc.	129,930	1,950,249
	Asbury Automotive Group, Inc.	50,300	610,642
*	Ashworth, Inc.	12,200	35,868
*	Audiovox Corp. Class A	23,689	231,205
* #	AutoNation, Inc.	311,900	3,540,065
* #	Avatar Holdings, Inc.	1,900	60,401
*	Ballantyne of Omaha, Inc.	7,332	31,601
	Barnes & Noble, Inc.	63,600	1,572,828
	Bassett Furniture Industries, Inc.	8,939	91,893
	Beasley Broadcast Group, Inc.	11,000	33,440
#	Beazer Homes USA, Inc.	46,461	323,369
#	Belo Corp. Class A	148,448	1,088,124
*	Benihana, Inc. Class A	300	2,142
* #	Big Lots, Inc.	22,600	668,282
#	Blockbuster, Inc. Class A	218,800	525,120
*	Blockbuster, Inc. Class B	90,602	167,614
* #	Bluegreen Corp.	21,700	248,248
	Bob Evans Farms, Inc.	56,700	1,591,569
#	Bon-Ton Stores, Inc.	14,849	59,396
	Books-A-Million, Inc.	21,400	144,450
#	Borders Group, Inc.	7,800	54,600
#	Brookfield Homes Corp.	39,865	511,468
	Brown Shoe Company, Inc.	74,175	1,127,460
#	Brunswick Corp.	112,200	1,547,238
	Building Materials Holding Corp.	17,800	21,538
* #	Cabela’s, Inc.	120,700	1,478,575
*	Cache, Inc.	9,000	105,390
* #	California Coastal Communities, Inc.	10,209	26,952
	Callaway Golf Co.	12,400	168,392
	Canterbury Park Holding Corp.	2,833	27,622
	Carmike Cinemas, Inc.	8,200	43,214
	Carnival Corp.	106,900	3,961,714

1

*	Carriage Services, Inc.	19,056	82,894
* #	Casual Male Retail Group, Inc.	14,667	56,028
*	Cavalier Homes, Inc.	23,813	55,961
*	Cavco Industries, Inc.	10,095	353,426
	CBS Corp. Class B	493,166	7,979,426
*	Charlotte Russe Holding, Inc.	10,800	127,548
* #	Chicos FAS, Inc.	7,700	44,198
*	Chromcraft Revington, Inc.	100	290
	Churchill Downs, Inc.	81	3,598
#	Cinemark Holdings, Inc.	62,043	911,412
	Circuit City Stores, Inc.	9,700	17,460
#	Citadel Broadcasting Co.	442	442
	Coachmen Industries, Inc.	6,900	12,489
	Coast Distribution System, Inc.	400	1,280
	Cobra Electronics Corp.	1,200	3,492
	Collectors Universe, Inc.	14,288	111,446
#	Columbia Sportswear Co.	21,213	856,793
	Comcast Corp. Class A	3,753,475	79,498,600
	Comcast Corp. Special Class A Non-Voting	1,537,588	32,504,610
*	Concord Camera Corp.	9,362	27,618
* #	Conn’s, Inc.	38,000	726,560
	Cooper Tire & Rubber Co.	97,000	927,320
* #	Cox Radio, Inc.	61,500	685,725
	Craftmade International, Inc.	3,099	13,016
	CSS Industries, Inc.	18,850	502,352
*	Culp, Inc.	21,913	161,718
* #	Cumulus Media, Inc. Class A	22,400	105,056
*	Cybex International, Inc.	30,133	101,247
*	Cycle Country Accessories Corp.	3,220	3,172
* #	DEI Holdings, Inc.	1,368	1,956
* #	dELiA*s, Inc.	1,200	2,988
*	Delta Apparel, Inc.	879	6,109
*	Design Within Reach, Inc.	24,371	100,652
* #	Diedrich Coffee, Inc.	9,452	17,722
#	Dillards, Inc. Class A	125,800	1,606,466
#	Dineequity, Inc.	55,683	1,105,864
*	Discovery Holding Co. Class A	80,960	1,637,821
* #	Discovery Holding Co. Class B	7,874	211,378
* #	Dixie Group, Inc.	11,800	90,270
*	Dorman Products, Inc.	7,549	96,552
	Dover Motorsports, Inc.	16,800	83,832
*	DSW, Inc.	2,000	29,060
*	Duckwall-ALCO Stores, Inc.	700	9,275
	Educational Development Corp.	1,000	5,290
*	Emerson Radio Corp.	29,540	32,494
*	Entravision Communications Corp.	67,000	214,400
	Escalade, Inc.	600	1,770
*	Expedia, Inc.	109,511	1,933,964
*	Famous Dave’s of America, Inc.	200	1,860
	Finish Line, Inc. Class A	110,609	1,337,263
	Fisher Communications, Inc.	8,231	286,192
*	Flanigan’s Enterprises, Inc.	865	5,795
	Flexsteel Industries, Inc.	1,719	19,081
	Foot Locker, Inc.	201,364	3,280,220
* #	Ford Motor Co.	3,834,761	17,103,034

2

	Fortune Brands, Inc.	151,674	8,921,465
*	Franklin Covey Co.	10,916	97,698
*	Franklin Electronic Publishers, Inc.	15,050	26,337
	Fred’s, Inc.	60,080	842,322
	Frisch’s Restaurants, Inc.	300	6,975
* #	Fuel Systems Solutions, Inc.	1,973	102,261
	Furniture Brands International, Inc.	71,463	639,594
*	GameTech International, Inc.	16,810	65,391
* #	Gander Mountain Co.	52,026	183,132
	Gannett Co., Inc.	267,300	4,755,267
* #	Gaylord Entertainment Co.	23,382	810,186
#	General Motors Corp.	12,752	127,520
*	G-III Apparel Group, Ltd.	24,200	447,942
*	Goodyear Tire & Rubber Co.	152,323	2,987,054
* #	Gottschalks, Inc.	12,151	17,862
	Gray Television, Inc.	22,379	55,052
* #	Great Wolf Resorts, Inc.	1,800	9,414
	Group 1 Automotive, Inc.	41,700	882,372
*	Harris Interactive, Inc.	47,700	80,613
*	Hartmarx Corp.	2,000	4,960
*	Hastings Entertainment, Inc.	1,572	12,497
	Haverty Furniture Co., Inc.	36,299	400,741
*	Hawk Corp.	600	14,400
*	Hayes Lemmerz International, Inc.	8,881	22,469
#	Hearst-Argyle Television, Inc.	90,553	1,792,949
*	Heelys, Inc.	4,600	23,322
*	Helen of Troy, Ltd.	64,389	1,548,555
*	Hollywood Media Corp.	30,308	83,044
*	Hot Topic, Inc.	12,657	78,600
* #	Hovnanian Enterprises, Inc. Class A	97,900	699,006
*	HSN, Inc.	68,956	1,010,205
*	Iconix Brand Group, Inc.	9,157	118,400
	ILX Resorts, Inc.	900	1,935
* #	Infosonics Corp.	100	60
*	Interstate Hotels & Resorts, Inc.	52,524	138,138
*	Interval Leisure Group, Inc.	68,956	895,738
	J. Alexander’s Corp.	9,296	56,799
	J.C. Penney Co., Inc.	183,815	7,163,271
* #	Jakks Pacific, Inc.	18,275	455,961
* #	Jarden Corp.	105,350	2,704,334
* #	Jo-Ann Stores, Inc.	47,950	1,197,311
	Johnson Outdoors, Inc.	12,128	187,014
#	Jones Apparel Group, Inc.	13,700	272,082
	Journal Communications, Inc. Class A	17,629	90,084
#	KB Home	125,677	2,614,082
	Kenneth Cole Productions, Inc. Class A	17,774	285,450
	Kimball International, Inc. Class B	28,687	302,074
	K-Swiss, Inc. Class A	30,500	523,075
	LaCrosse Footwear, Inc.	495	8,167
*	Lakeland Industries, Inc.	11,757	150,372
* #	Lakes Entertainment, Inc.	2,300	15,088
#	Landry’s Restaurants, Inc.	25,100	483,426
*	Lazare Kaplan International, Inc.	13,180	106,099
#	La-Z-Boy, Inc.	48,700	368,659
* #	Leapfrog Enterprises, Inc.	100	850

3

* #	Lear Corp.	47,300	594,088
#	Lee Enterprises, Inc.	35,511	133,166
	Leggett & Platt, Inc.	236,744	5,281,759
*	Liberty Media Corp. - Entertainment Class A	625,764	17,389,982
*	Liberty Media Corp. - Entertainment Class B	14,088	393,478
*	Liberty Media Holding Corp. Capital Class A	217,289	3,530,946
*	Liberty Media Holding Corp. Capital Class B	6,041	100,462
*	Liberty Media Holding Corp. Interactive Class A	880,363	11,964,133
*	Liberty Media Holding Corp. Interactive Class B	31,518	428,014
	Lifetime Brands, Inc.	3,357	32,529
*	Lin TV Corp.	28,200	173,430
#	Lithia Motors, Inc. Class A	6,649	32,248
* #	Live Nation, Inc.	130,962	2,101,940
*	Lodgian, Inc.	21,628	182,973
*	Luby’s, Inc.	48,862	362,556
#	M/I Homes, Inc.	30,930	553,956
*	Mace Security International, Inc.	9,231	14,677
	Macy’s, Inc.	372,300	7,751,286
* #	MarineMax, Inc.	1,200	9,504
*	McCormick & Schmick’s Seafood Restaurants, Inc.	8,812	86,446
	MDC Holdings, Inc.	77,434	3,209,639
*	Meade Instruments Corp.	7,514	3,757
* #	Meritage Homes Corp.	61,660	1,444,077
	Modine Manufacturing Co.	42,200	667,604
* #	Mohawk Industries, Inc.	102,340	7,066,577
#	Monaco Coach Corp.	11,200	26,768
#	Monro Muffler Brake, Inc.	1,919	39,781
*	Morton’s Restaurant Group, Inc.	7,166	51,667
*	Mothers Work, Inc.	11,618	176,710
#	Movado Group, Inc.	31,700	735,123
* #	MTR Gaming Group, Inc.	35,575	145,502
* #	Multimedia Games, Inc.	34,788	176,027
#	Nautilus Group, Inc.	45,100	239,932
*	Navarre Corp.	179	290
	New Frontier Media, Inc.	22,735	87,984
*	New Motion, Inc.	200	800
*	New York & Co., Inc.	32,600	384,680
	News Corp. Class A	1,550	21,948
* #	Office Depot, Inc.	233,937	1,646,916
#	OfficeMax, Inc.	71,100	870,264
#	Orleans Homebuilders, Inc.	20,371	99,818
	O’Charleys, Inc.	28,308	283,363
* #	Outdoor Channel Holdings, Inc.	49,315	394,027
#	Oxford Industries, Inc.	35,285	806,262
* #	Palm Harbor Homes, Inc.	1,200	10,800
*	PC Mall, Inc.	4,708	45,056
#	Penske Automotive Group, Inc.	161,280	2,136,960
* #	Perry Ellis International, Inc.	31,523	537,782
*	Phoenix Footwear Group, Inc.	8,400	8,904
* #	Pinnacle Entertainment, Inc.	9,100	100,919
* #	Playboy Enterprises, Inc. Class B	45,100	192,126
*	Pomeroy IT Solutions, Inc.	10,282	53,466
*	Proliance International, Inc.	18,596	21,943
*	QEP Co., Inc.	5,300	31,747
*	Quiksilver, Inc.	137,900	1,063,209

4

* #	R.H. Donnelley Corp.	3,100	11,625
*	RC2 Corp.	6,900	173,673
*	Red Lion Hotels Corp.	28,076	239,488
*	Regent Communications, Inc.	9,238	7,206
	Regis Corp.	73,400	2,015,564
* #	Rent-A-Center, Inc.	40,770	923,848
*	Retail Ventures, Inc.	65,700	307,476
*	Rex Stores Corp.	4,050	52,326
*	Rocky Brands, Inc.	6,664	34,719
	Royal Caribbean Cruises, Ltd.	333,800	9,072,684
	Ruby Tuesday, Inc.	8,900	62,211
#	Russ Berrie & Co., Inc.	15,100	114,609
#	Ryland Group, Inc.	73,900	1,713,002
*	Saga Communications, Inc. Class A	24,780	155,866
	Salem Communications Corp.	19,181	36,444
	Sauer-Danfoss, Inc.	6,000	196,620
#	Scholastic Corp.	38,300	999,630
* #	Sears Holdings Corp.	148,945	13,695,493
	Service Corp. International	245,551	2,507,076
	Shiloh Industries, Inc.	24,611	209,686
*	Shoe Carnival, Inc.	26,682	435,450
	Sinclair Broadcast Group, Inc. Class A	103,923	736,814
* #	Skechers U.S.A., Inc. Class A	20,200	386,224
	Skyline Corp.	13,023	297,836
	Snap-On, Inc.	41,800	2,383,436
	Sonic Automotive, Inc.	55,200	593,952
* #	Source Interlink Companies, Inc.	16,430	20,537
*	Spanish Broadcasting System, Inc.	21,995	9,018
	Speedway Motorsports, Inc.	74,817	1,655,700
*	Sport Chalet, Inc. Class A	15,382	53,068
*	Sport Chalet, Inc. Class B	500	1,575
#	Sport Supply Group, Inc.	5,733	69,943
	Stage Stores, Inc.	60,550	963,956
	Standard Motor Products, Inc.	23,500	162,385
#	Standard Pacific Corp.	133,900	428,480
	Stanley Furniture, Inc.	11,599	95,692
*	Steinway Musical Instruments, Inc.	10,438	301,763
#	Stewart Enterprises, Inc.	25,202	235,891
* #	Stoneridge, Inc.	23,350	296,545
	Strattec Security Corp.	5,656	161,705
#	Superior Industries International, Inc.	38,900	683,473
	Superior Uniform Group, Inc.	9,178	95,084
* #	Syms Corp.	3,500	58,520
#	Systemax, Inc.	29,000	447,180
	Tandy Brand Accessories, Inc.	10,432	59,462
* #	Tarragon Corp.	936	899
	The Marcus Corp.	42,210	725,168
	The Men’s Wearhouse, Inc.	1,500	32,850
#	The Pep Boys - Manny, Moe & Jack	81,600	718,080
* #	The Steak n Shake Co.	600	4,668
*	Ticketmaster	68,956	1,477,727
	Time Warner, Inc.	5,159,956	84,468,480
* #	Toll Brothers, Inc.	257,599	6,409,063
*	Trans World Entertainment Corp.	24,866	71,863
* #	Trump Entertainment Resorts, Inc.	600	732

5

*	TRW Automotive Holdings Corp.	168,375	3,229,432
* #	Tuesday Morning Corp.	32,332	136,118
	Tyco Electronics, Ltd.	232,498	7,651,509
* #	Unifi, Inc.	172,580	688,594
	Unifirst Corp.	20,100	864,903
* #	Valassis Communications, Inc.	48,600	457,326
*	ValueVision Media, Inc. Class A	47,800	111,852
	Virco Manufacturing Corp.	12,501	54,504
* #	Warnaco Group, Inc.	35,758	1,844,040
#	Washington Post Co.	12,001	7,158,596
*	West Marine, Inc.	13,323	65,949
	Whirlpool Corp.	88,001	7,159,761
	Wyndham Worldwide Corp.	244,516	4,714,268
#	Xerium Technologies, Inc.	43,860	338,161
* #	Zale Corp.	75,640	2,065,728
Total Consumer Discretionary			474,051,746

Consumer Staples — (4.5%)
	Archer-Daniels-Midland Co.	457,265	11,641,967
*	Bridgford Foods Corp.	100	595
*	Cagle’s, Inc. Class A	600	2,895
#	Cal-Maine Foods, Inc.	27,317	1,078,748
* #	Caribou Coffee Co.	3,400	10,642
*	Central Garden & Pet Co.	48,200	270,402
*	Central Garden & Pet Co. Class A	110,693	586,673
#	Chiquita Brands International, Inc.	48,500	711,980
#	Coca-Cola Bottling Co. Consolidated	6,321	256,506
	Coca-Cola Enterprises, Inc.	804,540	13,733,498
* #	Collective Brands, Inc.	45,200	656,304
*	Constellation Brands, Inc. Class A	134,854	2,846,768
*	Constellation Brands, Inc. Class B	4,025	85,451
	Corn Products International, Inc.	93,300	4,178,907
* #	Craft Brewers Alliance, Inc.	11,301	39,440
#	CVS Caremark Corp.	726,214	26,579,432
	Del Monte Foods Co.	359,370	3,061,832
	Farmer Brothers Co.	34,214	891,617
	Griffin Land & Nurseries, Inc. Class A	1,500	51,720
* #	Hain Celestial Group, Inc.	46,600	1,211,134
#	Imperial Sugar Co.	8,419	118,119
	Ingles Market, Inc. Class A	3,338	82,482
	J.M. Smucker Co.	92,382	5,009,876
	Kraft Foods, Inc.	1,178,778	37,143,295
#	MGP Ingredients, Inc.	40,300	198,679
	Molson Coors Brewing Co.	246,248	11,733,717
	Molson Coors Brewing Co. Class A	391	18,438
*	Monterey Pasta Co.	15,479	32,042
#	Nash Finch Co.	20,900	851,048
	Oil-Dri Corp. of America	3,066	56,414
* #	Omega Protein Corp.	35,725	485,145
* #	Orchids Paper Products Co.	700	5,390
* #	Parlux Fragrances, Inc.	48,809	343,127
	PepsiAmericas, Inc.	144,800	3,392,664
	Pilgrim’s Pride Corp.	98,100	1,259,604
*	Prestige Brands Holdings, Inc.	101,900	968,050
	Reynolds American, Inc.	152,190	8,063,026

6

#	Sanderson Farms, Inc.	23,200	795,992
* #	Sanfilippo (John B.) & Son, Inc.	9,100	86,814
#	Seaboard Corp.	2,041	2,647,177
*	Seneca Foods Corp. Class B	300	6,303
* #	Smart Balance, Inc.	600	3,840
* #	Smithfield Foods, Inc.	249,373	5,014,891
* #	Spectrum Brands, Inc.	67,400	114,580
	SUPERVALU, Inc.	339,545	7,874,049
	Tasty Baking Co.	2,699	11,336
*	TreeHouse Foods, Inc.	53,970	1,498,207
	Tyson Foods, Inc. Class A	405,030	5,881,036
#	Universal Corp.	900	46,728
	Weis Markets, Inc.	44,681	1,691,176
* #	Winn-Dixie Stores, Inc.	92,300	1,303,276
*	Zapata Corp.	3,064	21,142
Total Consumer Staples			164,654,174

Energy — (15.7%)
	Adams Resources & Energy, Inc.	6,758	189,494
* #	Allis-Chalmers Energy, Inc.	73,600	1,064,256
	Anadarko Petroleum Corp.	844,668	52,141,356
	Apache Corp.	487,346	55,742,635
	Barnwell Industries, Inc.	3,790	44,911
*	Basic Energy Services, Inc.	79,746	2,330,976
* #	Bill Barret Corp.	1,140	44,893
* #	Brigham Exploration Co.	97,094	1,317,566
* #	Bristow Group, Inc.	38,200	1,557,414
* #	Bronco Drilling Co., Inc.	40,781	646,379
#	Cabot Oil & Gas Corp.	3,300	146,652
*	Callon Petroleum Co.	21,700	431,179
	Chesapeake Energy Corp.	620,500	30,032,200
	Cimarex Energy Co.	125,500	6,970,270
* #	Clayton Williams Energy, Inc.	18,190	1,472,299
*	Complete Production Services, Inc.	95,200	2,813,160
* #	Comstock Resources, Inc.	85,299	5,539,317
	ConocoPhillips	1,665,246	137,399,447
* #	Delta Petroleum Corp.	8,728	156,755
	Devon Energy Corp.	617,500	63,015,875
* #	Edge Petroleum Corp.	15,735	71,752
*	Encore Acquisition Co.	65,400	3,372,024
* #	Endeavour International Corp.	57,117	98,241
*	Energy Partners, Ltd.	8,200	97,580
	ENSCO International, Inc.	55,847	3,785,310
#	EOG Resources, Inc.	20,900	2,182,378
* #	EXCO Resources, Inc.	162,510	4,303,265
* #	Exterran Holdings, Inc.	26,789	1,224,525
* #	Forest Oil Corp.	150,189	8,548,758
*	Geokinetics, Inc.	12,504	244,828
* #	Geomet, Inc.	65,104	454,426
* #	Grey Wolf, Inc.	248,298	2,162,676
*	Gulfmark Offshore, Inc.	17,147	859,065
* #	Harvest Natural Resources, Inc.	28,700	317,996
* #	Helix Energy Solutions Group, Inc.	3,100	95,387
	Helmerich & Payne, Inc.	86,900	4,963,728
* #	Hercules Offshore, Inc.	92,800	2,048,096

7

	Hess Corp.	301,400	31,559,594
*	HKN, Inc.	19,023	179,197
* #	Hornbeck Offshore Services, Inc.	12,900	568,374
	Marathon Oil Corp.	442,123	19,926,484
*	Mariner Energy, Inc.	150,441	4,376,329
	Massey Energy Co.	33,400	2,203,064
*	Meridian Resource Corp.	154,985	420,009
*	Natural Gas Services Group	15,260	395,844
*	Newfield Exploration Co.	221,365	10,010,125
*	Newpark Resources, Inc.	130,700	1,121,406
	Noble Energy, Inc.	242,940	17,426,086
	Occidental Petroleum Corp.	4,200	333,312
* #	Oil States International, Inc.	39,000	2,169,570
*	OMNI Energy Services Corp.	6,800	29,920
	Overseas Shipholding Group, Inc.	52,000	3,730,480
* #	Parker Drilling Co.	87,100	807,417
	Patterson-UTI Energy, Inc.	111,625	3,172,382
*	Petrohawk Energy Corp.	182,762	6,325,393
*	Petroleum Development Corp.	16,500	1,003,035
* #	PHI, Inc. Non-Voting	24,417	937,857
* #	PHI, Inc. Voting	200	7,651
*	Pioneer Drilling Co.	83,080	1,392,421
	Pioneer Natural Resources Co.	199,821	12,622,693
*	Plains Exploration & Production Co.	162,830	8,776,537
*	Pride International, Inc.	30,126	1,157,140
* #	Quest Resource Corp.	18,037	86,758
*	SEACOR Holdings, Inc.	40,633	3,581,799
* #	Stone Energy Corp.	51,287	2,444,881
*	Swift Energy Corp.	48,099	2,246,704
	Tesoro Petroleum Corp.	54,600	1,012,830
	Tidewater, Inc.	1,200	72,804
* #	Trico Marine Services, Inc.	41,694	990,232
*	Union Drilling, Inc.	34,327	488,130
*	Unit Corp.	57,000	3,860,610
#	USEC, Inc.	79,300	456,768
	Valero Energy Corp.	738,360	25,665,394
* #	VeraSun Energy Corp.	158,300	911,808
	W&T Offshore, Inc.	65,800	2,313,528
*	Whiting Petroleum Corp.	70,255	6,761,341
	World Fuel Services Corp.	21,911	631,256
Total Energy			580,064,232

Financials — (27.8%)
	1st Independence Financial Group, Inc.	100	1,844
	1st Source Corp.	51,101	1,110,425
	21st Century Holding Co.	21,667	145,386
	Abigail Adams National Bancorp, Inc.	900	5,175
#	Abington Bancorp, Inc.	49,812	492,641
	Access National Corp.	600	3,588
	Advanta Corp. Class A	28,983	188,969
#	Advanta Corp. Class B	63,916	487,679
	Affirmative Insurance Holdings, Inc.	7,456	44,960
* #	Allegheny Corp.	14,742	4,717,440
	Alliance Bancorp, Inc. of Pennsylvania	700	6,293
	Allstate Corp.	701,000	31,636,130

8

* #	AmComp, Inc.	15,343	184,116
	Amcore Financial, Inc.	43,411	381,589
	American Bancorp of New Jersey, Inc.	22,486	237,677
#	American Capital, Ltd.	319,685	6,949,952
#	American Equity Investment Life Holding Co.	88,700	815,153
	American Financial Group, Inc.	206,800	5,900,004
*	American Independence Corp.	866	5,768
	American International Group, Inc.	1,566,561	33,665,396
	American National Insurance Co.	48,061	4,587,422
#	American Physicians Capital, Inc.	4,950	209,385
#	American West Bancorporation	30,946	53,227
* #	AmeriCredit Corp.	151,900	1,607,102
	Ameris Bancorp	36,345	436,867
*	Amerisafe, Inc.	39,216	725,104
* #	AmeriServe Financial, Inc.	33,134	93,769
#	Anchor Bancorp Wisconsin, Inc.	34,430	264,422
* #	Appalachian Bancshares, Inc.	1,797	11,591
#	Asset Acceptance Capital Corp.	12,821	138,980
#	Associated Banc-Corp.	152,800	2,674,000
	Assurant, Inc.	8,200	479,126
	Atlantic Coast Federal Corp.	3,455	27,294
#	Atlantic Southern Financial Group, Inc.	1,000	13,750
*	B of I Holding, Inc.	12,754	80,223
	Baldwin & Lyons, Inc. Class A	300	6,762
	Baldwin & Lyons, Inc. Class B	8,113	172,969
	Bancorp Rhode Island, Inc.	1,300	38,571
	BancorpSouth, Inc.	35,800	824,116
	BancTrust Financial Group, Inc.	14,204	119,882
	Bank Mutual Corp.	94,800	1,142,340
	Bank of America Corp.	2,357,288	73,405,948
* #	Bank of Florida Corp.	23,916	189,893
#	Bank of Granite Corp.	32,753	250,888
#	BankAtlantic Bancorp, Inc. Class A	14,300	26,598
	BankFinancial Corp.	46,664	696,227
#	BankUnited Financial Corp. Class A	225	268
#	Banner Corp.	666	7,040
	Bar Harbor Bankshares	2,000	58,440
#	BB&T Corp.	165,800	4,974,000
* #	Beach First National Bancshares, Inc.	7,596	62,819
	Benjamin Franklin Bancorp, Inc.	5,074	61,142
	Berkshire Hills Bancorp, Inc.	25,284	672,554
#	Beverly Hills Bancorp, Inc.	30,525	41,819
	Blackrock, Inc.	53,268	11,572,473
* #	BNCCORP, Inc.	494	4,965
	Brookline Bancorp, Inc.	77,125	792,845
	Cadence Financial Corp.	27,281	250,712
#	Camden National Corp.	637	20,632
#	Capital City Bank Group, Inc.	14,054	340,528
#	Capital Corp. of the West	9,068	28,836
#	Capital One Financial Corp.	654,079	28,871,047
#	Capital Southwest Corp.	8,539	1,144,568
	CapitalSouth Bancorp	100	252
#	Capitol Bancorp, Ltd.	35,999	553,305
	Cardinal Financial Corp.	63,270	537,162
	Carver Bancorp, Inc.	600	4,590

9

#	Cascade Financial Corp.	12,500	114,750
#	Cathay General Bancorp	68,257	1,321,456
	Center Bancorp, Inc.	837	8,847
	Center Financial Corp.	40,876	550,600
#	Centerstate Banks of Florida, Inc.	400	5,716
*	Central Jersey Bancorp	5,901	45,969
#	Central Pacific Financial Corp.	14,800	176,120
	Centrue Financial Corp.	1,000	12,730
	Century Bancorp, Inc. Class A	906	15,629
	CFS Bancorp, Inc.	14,248	135,926
	Chemical Financial Corp.	34,775	1,002,563
*	Chicopee Bancorp, Inc.	600	8,028
	Chubb Corp.	587,928	28,226,423
	Cincinnati Financial Corp.	273,147	8,096,077
	Citizens Community Bancorp, Inc.	10,355	82,219
	Citizens Holding Co.	300	5,853
#	Citizens Republic Bancorp, Inc.	12,539	46,018
	Citizens South Banking Corp.	1,842	14,736
	City Holding Co.	1,577	65,934
	City National Corp.	73,100	3,617,719
	CNA Financial Corp.	366,800	10,285,072
*	CNA Surety Corp.	59,978	963,846
	Codorus Valley Bancorp, Inc.	315	3,767
	Colony Bankcorp, Inc.	300	3,228
	Columbia Banking System, Inc.	39,247	549,458
	Comerica, Inc.	201,512	5,660,472
	Commonwealth Bankshares, Inc.	800	11,000
* #	Community Bancorp	2,900	15,254
	Community Bank System, Inc.	31,500	711,900
	Community Trust Bancorp, Inc.	26,863	900,985
#	Community West Bancshares	400	1,600
* #	CompuCredit Corp.	51,918	269,454
*	Conseco, Inc.	246,095	2,207,472
* #	Consumer Portfolio Services, Inc.	19,578	42,093
* #	Core-Mark Holding Co., Inc.	22,071	651,095
#	Corus Bankshares, Inc.	10,197	40,482
*	Cowen Group, Inc.	2,400	22,032
	Crawford & Co. Class A	1,200	12,612
*	Crescent Financial Corp.	18,540	119,212
*	Dearborn Bancorp, Inc.	7,013	32,260
	Delphi Financial Group, Inc. Class A	73,650	1,976,030
	Discover Financial Services	719,953	11,843,227
	Donegal Group, Inc. Class A	40,892	735,238
	Donegal Group, Inc. Class B	300	5,697
* #	E*TRADE Financial Corp.	123,406	394,899
#	East West Bancorp, Inc.	29,363	366,157
	Eastern Insurance Holdings, Inc.	22,090	336,652
	Eastern Virginia Bankshares, Inc.	300	4,800
	EMC Insurance Group, Inc.	24,800	602,640
*	Encore Bancshares, Inc.	2,700	44,739
* #	Encore Capital Group, Inc.	37,672	478,434
	Enterprise Bancorp, Inc.	600	7,125
#	Enterprise Financial Services Corp.	17,061	320,064
	ESB Financial Corp.	1,000	10,680
	ESSA Bancorp, Inc.	21,670	289,945

10

	Evans Bancorp, Inc.	400	6,660
	F.N.B. Corp.	30,495	356,487
	Farmers Capital Bank Corp.	900	26,883
	FBL Financial Group, Inc. Class A	49,686	1,140,294
#	Federal Agriculture Mortgage Corp. Class A	277	5,609
	Federal Agriculture Mortgage Corp. Class C	13,100	383,830
	Fidelity Bancorp, Inc.	400	4,600
	Fidelity National Financial, Inc.	316,027	4,433,859
	Fidelity Southern Corp.	7,035	27,788
#	Fifth Third Bancorp	1,011,926	15,968,192
#	Financial Federal Corp.	26,591	663,977
	Financial Institutions, Inc.	4,550	79,944
* #	First Acceptance Corp.	17,700	58,056
	First American Corp.	155,240	3,922,915
#	First Bancorp	15,362	230,430
#	First Bancorp, Inc.	870	15,808
	First Bancshares, Inc. (318687100)	400	6,712
	First Bancshares, Inc. (318916103)	300	4,650
#	First Busey Corp.	62,749	888,526
	First Business Financial Services, Inc.	300	4,977
	First Citizens BancShares, Inc.	18,938	2,810,778
#	First Commonwealth Financial Corp.	104,690	1,196,607
	First Community Bancshares, Inc.	2,977	95,056
	First Defiance Financial Corp.	10,977	179,913
#	First Federal Bancshares of Arkansas, Inc.	1,300	9,997
	First Federal of Northern Michigan Bancorp, Inc.	1,100	5,390
	First Financial Bancorp	56,678	737,948
#	First Financial Corp.	27,466	1,139,290
	First Financial Holdings, Inc.	3,086	67,398
	First Financial Service Corp.	900	18,117
	First M&F Corp.	300	3,201
	First Merchants Corp.	31,341	604,568
*	First Mercury Financial Corp.	27,414	403,808
	First Niagara Financial Group, Inc.	191,382	2,863,075
	First PacTrust Bancorp, Inc.	900	11,340
	First Place Financial Corp.	24,803	251,998
* #	First Regional Bancorp	16,720	85,606
	First Security Group, Inc.	9,508	75,018
#	First State Bancorporation	22,200	126,762
	First United Corp.	300	6,024
	Firstbank Corp.	210	1,905
* #	FirstCity Financial Corp.	705	4,399
#	Flagstar Bancorp, Inc.	33,000	146,190
	Flushing Financial Corp.	37,996	660,750
	FNB United Corp.	21,631	162,665
*	FPIC Insurance Group, Inc.	10,600	547,596
* #	Franklin Bank Corp.	92	53
	Fulton Financial Corp.	210,553	2,244,495
#	Gateway Financial Holdings, Inc.	23,241	160,130
	Genworth Financial, Inc.	705,238	11,319,070
	German American Bancorp, Inc.	16,936	219,999
*	Golfsmith International Holdings, Inc.	177	589
#	Great Southern Bancorp, Inc.	500	5,185
	Greene Bancshares, Inc.	3,500	54,075
	GS Financial Corp.	400	6,200

11

* #	Guaranty Bancorp	113,605	639,596
	Guaranty Federal Bancshares, Inc.	1,684	24,048
*	Guaranty Financial Group, Inc.	11,566	55,401
*	Hallmark Financial Services, Inc.	20,100	185,523
	Hancock Holding Co.	1,500	73,575
#	Hanmi Financial Corp.	6,300	32,193
	Hanover Insurance Group, Inc.	96,080	4,537,858
	Harleysville Group, Inc.	47,300	1,715,571
	Harleysville National Corp.	67,517	992,500
#	Harrington West Financial Group, Inc.	400	1,420
* #	Harris & Harris Group, Inc.	57,901	423,835
	Hartford Financial Services Group, Inc.	349,109	22,021,796
	HCC Insurance Holdings, Inc.	166,823	4,200,603
	Heartland Financial USA, Inc.	13,489	290,418
	Heritage Commerce Corp.	37,423	449,824
	Heritage Financial Corp.	11,918	168,282
	HF Financial Corp.	400	6,144
*	Hilltop Holdings, Inc.	6,627	68,987
	Hingham Institution for Savings	500	14,750
	HMN Financial, Inc.	4,096	58,327
	Home Bancshares, Inc.	29,170	700,974
	Home Federal Bancorp, Inc.	20,386	224,246
	HopFed Bancorp, Inc.	1,719	20,783
	Horace Mann Educators Corp.	68,828	1,025,537
	Horizon Bancorp	300	6,663
#	Horizon Financial Corp.	17,341	141,329
#	Hudson City Bancorp, Inc.	685,228	12,635,604
	Huntington Bancshares, Inc.	94,200	689,544
	IBERIABANK Corp.	21,918	1,188,613
#	Imperial Capital Bancorp, Inc.	359	3,209
#	Independence Holding Co.	25,070	329,420
	Independent Bank Corp. (MA)	21,300	589,158
	Independent Bank Corp. (MI)	42,610	315,740
	Infinity Property & Casualty Corp.	32,000	1,488,000
	Integra Bank Corp.	43,752	280,450
	Intervest Bancshares Corp.	1,136	9,043
	Investors Title Co.	1,100	48,345
#	Irwin Financial Corp.	3,095	12,101
	JPMorgan Chase & Co.	3,491,094	134,372,208
	Kentucky First Federal Bancorp	800	7,600
	KeyCorp	634,041	7,614,832
	K-Fed Bancorp	107	1,085
*	Knight Capital Group, Inc.	79,507	1,370,701
*	LaBranche & Co., Inc.	2,500	16,075
#	Lakeland Bancorp, Inc.	43,159	509,276
	LandAmerica Financial Group, Inc.	11,300	193,682
#	Landmark Bancorp, Inc.	1,470	31,605
	Legacy Bancorp, Inc.	22,879	315,501
	Legg Mason, Inc.	145,493	6,478,803
	Lehman Brothers Holdings, Inc.	175,200	2,818,968
	Leucadia National Corp.	246,600	11,415,114
	Lincoln National Corp.	463,782	23,541,574
#	LNB Bancorp, Inc.	12,489	107,281
	Loews Corp.	784,497	34,070,705
	LSB Corp.	800	11,800

12

	M&T Bank Corp.	122,692	8,752,847
#	Macatawa Bank Corp.	33,567	271,557
	MainSource Financial Group, Inc.	39,983	724,092
	Marshall & Ilsley Corp.	339,980	5,235,692
	MB Financial, Inc.	59,049	1,643,334
#	MBT Financial Corp.	24,831	112,981
	MCG Capital Corp.	7,747	26,960
	Meadowbrook Insurance Group, Inc.	113,375	759,613
	Medallion Financial Corp.	20,360	211,337
#	Mercantile Bancorp, Inc.	400	6,790
	Mercantile Bank Corp.	716	6,165
	Mercer Insurance Group, Inc.	14,397	238,990
* #	Meridian Interstate Bancorp, Inc.	1,700	16,388
	Merrill Lynch & Co., Inc.	188,916	5,355,769
	Meta Financial Group, Inc.	1,601	29,779
#	MetLife, Inc.	1,133,200	61,419,440
	MetroCorp Bancshares, Inc.	2,200	28,072
	MicroFinancial, Inc.	4,100	17,712
#	Midwest Banc Holdings, Inc.	50,922	283,636
	Morgan Stanley	621,449	25,373,763
*	Move, Inc.	3,840	10,368
	MutualFirst Financial, Inc.	2,300	24,311
#	Nara Bancorp, Inc.	50,285	550,621
#	National Penn Bancshares, Inc.	139,707	1,995,016
#	National Western Life Insurance Co. Class A	800	191,552
	Nationwide Financial Services, Inc.	77,000	3,960,880
*	Navigators Group, Inc.	28,893	1,513,993
#	Nelnet, Inc. Class A	35,100	551,772
*	New Century Bancorp, Inc.	600	5,562
	New Hampshire Thrift Bancshares, Inc.	2,300	22,310
	New Westfield Financial, Inc.	41,439	423,507
	New York Community Bancorp, Inc.	513,824	8,472,958
#	NewAlliance Bancshares, Inc.	185,060	2,537,173
	NewBridge Bancorp	5,501	32,951
*	Newport Bancorp, Inc.	700	8,453
*	Newstar Financial, Inc.	1,000	8,800
* #	Newtek Business Services, Inc.	1,257	855
* #	NexCen Brands, Inc.	310	115
*	Nexity Financial Corp.	5,159	10,782
	Northeast Community Bancorp, Inc.	18,337	185,204
	Northrim Bancorp, Inc.	6,315	104,640
#	NYMAGIC, Inc.	13,520	293,114
	OceanFirst Financial Corp.	12,175	219,759
	Odyssey Re Holdings Corp.	126,009	4,758,100
#	Old National Bancorp	65,900	1,148,637
	Old Republic International Corp.	407,212	4,450,827
	PAB Bankshares, Inc.	306	2,283
#	Pacific Capital Bancorp	75,280	1,107,369
	Pacific Continental Corp.	4,430	54,533
	Pacific Mercantile Bancorp	15,114	102,775
*	Pacific Premier Bancorp, Inc.	300	1,581
#	PacWest Bancorp	1,100	24,948
	Pamrapo Bancorp, Inc.	2,200	30,272
#	Park National Corp.	19,846	1,216,560
	Parkvale Financial Corp.	500	11,035

13

	Patriot National Bancorp	400	5,500
# ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	58,628	131,327
*	Pennsylvania Commerce Bancorp, Inc.	3,131	87,543
*	Penson Worldwide, Inc.	32,500	547,625
	Peoples Bancorp of North Carolina	300	3,345
	Peoples Bancorp, Inc.	21,610	443,869
*	Pico Holdings, Inc.	37,338	1,778,782
* #	Pinnacle Financial Partners, Inc.	38,859	983,910
*	Piper Jaffray Companies, Inc.	3,100	117,831
*	PMA Capital Corp. Class A	38,757	367,804
#	PMI Group, Inc.	20,600	73,954
	Porter Bancorp, Inc.	1,500	27,915
#	Preferred Bank	2,500	24,425
	Premier Financial Bancorp, Inc.	900	8,550
	Presidential Life Corp.	23,958	431,244
	Princeton National Bancorp, Inc.	1,100	29,975
	Principal Financial Group, Inc.	13,157	602,459
*	ProAssurance Corp.	54,633	2,944,719
#	Prosperity Bancshares, Inc.	75,055	2,399,508
	Protective Life Corp.	125,973	4,571,560
	Provident Financial Holdings, Inc.	9,189	58,258
	Provident Financial Services, Inc.	68,965	1,051,716
	Provident New York Bancorp	84,300	1,166,712
	Prudential Financial, Inc.	469,238	34,587,533
#	Pulaski Financial Corp.	9,672	93,818
	Rainier Pacific Financial Group, Inc.	15,717	115,363
	Regions Financial Corp.	8,501	78,804
#	Reinsurance Group of America, Inc.	101,590	4,892,574
#	Renasant Corp.	44,612	843,613
	Republic Bancorp, Inc. Class A	1,900	56,297
* #	Republic First Bancorp, Inc.	744	6,689
	Resource America, Inc.	22,388	276,492
* #	Rewards Network, Inc.	14,250	71,963
#	Riverview Bancorp, Inc.	15,371	100,065
	RLI Corp.	35,020	1,957,968
	Rockville Financial, Inc.	14,403	208,411
	Rome Bancorp, Inc.	16,195	174,906
	Royal Bancshares of Pennsylvania, Inc. Class A	900	4,293
	SAFECO Corp.	6,900	466,440
	Safety Insurance Group, Inc.	29,335	1,261,405
#	Sanders Morris Harris Group, Inc.	59,090	620,445
	Sandy Spring Bancorp, Inc.	35,765	640,194
	SCBT Financial Corp.	2,860	96,754
*	Seabright Insurance Holdings	44,350	538,409
	Seacoast Banking Corp. of Florida	18,176	159,585
#	Security Bank Corp.	25,768	97,661
	Selective Insurance Group, Inc.	82,800	1,998,792
	Shore Bancshares, Inc.	1,200	27,492
	SI Financial Group, Inc.	5,417	52,003
#	Simmons First National Corp. Class A	13,221	375,741
	Somerset Hills Bancorp	1,201	10,869
#	South Financial Group, Inc.	308	2,094
*	Southcoast Financial Corp.	700	8,068
	Southern Community Financial Corp.	30,490	148,486

14

* #	Southern First Bancshares, Inc.	900	10,143
	Southwest Bancorp, Inc.	30,600	515,304
	Sovereign Bancorp, Inc.	213,466	2,062,082
*	Specialty Underwriters’ Alliance, Inc.	2,510	13,178
	State Auto Financial Corp.	75,393	2,327,382
#	StellarOne Corp.	14,774	248,055
	Sterling Bancshares, Inc.	29,924	294,452
#	Sterling Financial Corp.	6,509	66,327
#	Stewart Information Services Corp.	25,500	477,105
* #	Stratus Properties, Inc.	2,802	81,342
*	Sun American Bancorp	560	1,131
*	Sun Bancorp, Inc.	31,881	376,196
	SunTrust Banks, Inc.	498,164	20,868,090
* #	Superior Bancorp	1,527	10,261
#	Susquehanna Bancshares, Inc.	153,978	2,460,568
* #	Susser Holdings Corp.	9,900	185,229
	SWS Group, Inc.	41,145	830,306
#	Synovus Financial Corp.	511,500	4,705,800
	Taylor Capital Group, Inc.	2,735	29,620
	Teche Holding Co.	600	19,950
#	Temecula Valley Bancorp, Inc.	2,718	14,025
* #	Texas Capital Bancshares, Inc.	40,316	629,333
	TF Financial Corp.	600	12,936
*	The Bancorp, Inc.	9,634	44,316
	The Phoenix Companies, Inc.	88,600	1,055,226
	The Travelers Companies, Inc.	943,158	41,649,857
	The Wilber Corp.	600	5,040
* #	Thomas Weisel Partners Group, Inc.	7,655	46,849
#	TIB Financial Corp.	1,538	10,766
* #	Tidelands Bancshares, Inc.	400	3,032
	Timberland Bancorp, Inc.	3,000	23,520
	Transatlantic Holdings, Inc.	91,903	5,523,370
*	Tree.com, Inc.	11,492	87,339
	Trico Bancshares	2,200	36,168
	Trustmark Corp.	63,121	1,211,292
	UMB Financial Corp.	46,740	2,431,882
#	Umpqua Holdings Corp.	70,705	987,042
*	Unico American Corp.	1,900	15,865
#	Union Bankshares Corp.	28,291	642,489
	UnionBanCal Corp.	154,113	11,355,046
*	United Capital Corp.	300	7,434
#	United Community Banks, Inc.	35,176	413,670
	United Community Financial Corp.	63,001	227,434
	United Financial Bancorp, Inc.	36,681	469,150
	United Fire & Casualty Co.	47,123	1,401,438
*	United PanAm Financial Corp.	953	3,536
	United Western Bancorp, Inc.	18,229	198,149
	Unitrin, Inc.	104,046	2,656,294
	Unity Bancorp, Inc.	2,925	16,760
* #	Universal American Corp.	46,291	609,652
	Univest Corporation of Pennsylvania	17,567	507,511
	Unum Group	543,200	13,802,712
#	Vineyard National Bancorp Co.	5,610	3,759
	W. R. Berkley Corp.	206,690	4,869,616
	Wachovia Corp.	1,056,454	16,787,054

15

#	Washington Federal, Inc.	115,632	1,992,339
#	Webster Financial Corp.	51,670	1,101,604
	Wesbanco, Inc.	41,466	1,027,527
	Wesco Financial Corp.	12,923	4,794,433
#	West Bancorporation	22,100	268,073
	West Coast Bancorp	3,775	41,450
* #	Western Alliance Bancorp	25,600	332,800
#	White Mountains Insurance Group, Ltd.	19,185	9,072,587
*	White River Capital, Inc.	300	4,725
	Whitney Holding Corp.	111,605	2,416,248
	Willow Financial Bancorp, Inc.	28,055	278,306
#	Wilshire Bancorp, Inc.	17,744	240,786
	Wintrust Financial Corp.	40,447	940,393
* #	WSB Financial Group, Inc.	1,004	1,175
	WSB Holdings, Inc.	100	490
#	Yadkin Valley Financial Corp.	13,525	221,134
#	Zenith National Insurance Corp.	63,800	2,436,522
#	Zions Bancorporation	161,212	4,326,930
* #	ZipRealty, Inc.	13,033	59,039
Total Financials			1,027,010,119

Health Care — (1.9%)
*	Adolor Corp.	6,302	20,545
* #	Advanced Medical Optics, Inc.	35,678	771,715
	Aetna, Inc.	57,795	2,493,276
*	Albany Molecular Research, Inc.	34,810	606,738
*	Allied Healthcare International, Inc.	57,915	131,467
*	Allied Healthcare Products, Inc.	1,000	6,325
*	Allion Healthcare, Inc.	27,600	190,716
#	Alpharma, Inc. Class A	78,205	2,791,919
*	Altus Pharmaceuticals, Inc.	700	1,113
*	American Dental Partners, Inc.	21,149	264,363
*	AMICAS, Inc.	99,113	290,401
*	Anadys Pharmaceuticals, Inc.	4,584	12,102
*	AngioDynamics, Inc.	48,717	800,420
*	APP Pharmaceuticals, Inc.	34,028	805,443
*	Apria Healthcare Group, Inc.	66,300	1,311,414
*	Arqule, Inc.	2,100	7,392
*	Arrhythmia Research Technology, Inc.	1,200	6,186
*	Assisted Living Concepts, Inc.	74,765	529,336
*	ATS Medical, Inc.	8,800	26,048
*	Avigen, Inc.	5,009	20,437
*	BioScrip, Inc.	65,100	261,702
*	Boston Scientific Corp.	232,917	2,925,438
#	Brookdale Senior Living, Inc.	112,800	2,487,240
* #	Caliper Life Sciences, Inc.	33,998	101,654
	Cambrex Corp.	5,500	35,695
*	Cantel Medical Corp.	30,908	296,408
*	Capital Senior Living Corp.	49,723	391,320
*	Cardiac Science Corp.	37,674	386,159
* #	Celera Corp.	100,190	1,402,660
* #	Community Health Systems, Inc.	151,474	5,227,368
* #	Conmed Corp.	49,672	1,587,517
*	Continucare Corp.	20,028	50,871
#	Cooper Companies, Inc.	77,156	2,841,655

16

* #	Cross Country Healthcare, Inc.	36,400	570,388
* #	Cutera, Inc.	3,400	37,978
	Daxor Corp.	600	11,040
*	Digirad Corp.	38,479	60,797
* #	ev3, Inc.	30,193	368,657
*	Gentiva Health Services, Inc.	42,124	1,172,311
* #	Greatbatch, Inc.	47,900	1,169,718
* #	Hanger Orthopedic Group, Inc.	9,000	152,370
*	Healthspring, Inc.	86,917	1,726,172
*	HealthTronics, Inc.	54,699	230,830
#	Hill-Rom Holdings, Inc.	82,955	2,483,673
* #	Hi-Tech Pharmacal Co., Inc.	12,055	112,955
*	Hologic, Inc.	44,000	933,680
*	Home Diagnostics, Inc.	16,023	165,518
	Hooper Holmes, Inc.	6,114	9,354
	Invacare Corp.	49,400	1,256,242
*	Inverness Medical Innovations, Inc.	16,700	593,184
* #	Iridex Corp.	4,807	19,228
	Kewaunee Scientific Corp.	1,631	22,785
* #	Kindred Healthcare, Inc.	43,700	1,351,641
*	King Pharmaceuticals, Inc.	426,520	4,879,389
*	Langer, Inc.	11,347	11,347
* #	Lannet Co., Inc.	8,400	28,980
*	Lexicon Pharmaceuticals, Inc.	24,800	46,128
* #	LifePoint Hospitals, Inc.	82,208	2,773,698
* #	Magyar Bancorp, Inc.	500	4,625
* #	Martek Biosciences Corp.	4,700	157,027
*	Maxygen, Inc.	10,167	50,123
*	MedCath Corp.	39,208	833,954
*	Medical Staffing Network Holdings, Inc.	30,839	82,957
* #	MediciNova, Inc.	300	1,155
* #	Nabi Biopharmaceuticals	12,200	70,272
*	National Dentex Corp.	400	3,784
* #	Neurogen Corp.	398	119
* #	Novacea, Inc.	10,743	25,246
* #	NovaMed, Inc.	40,006	179,227
*	Nutraceutical International Corp.	25,992	319,182
	Omnicare, Inc.	201,470	6,497,408
*	Orchid Cellmark, Inc.	3,350	10,955
*	Osteotech, Inc.	25,510	133,417
* #	Par Pharmaceutical Companies, Inc.	46,800	666,432
*	PDI, Inc.	15,476	115,296
* #	Pharmanet Development Group, Inc.	8,875	231,638
*	Prospect Medical Holdings, Inc.	14,274	32,117
* #	Regeneration Technologies, Inc.	30,452	285,640
*	RehabCare Group, Inc.	27,481	504,002
*	Res-Care, Inc.	32,560	626,454
* #	Spectrum Pharmaceuticals, Inc.	184	315
*	SRI/Surgical Express, Inc.	1,600	6,160
*	SunLink Health Systems, Inc.	500	1,450
*	Symmetry Medical, Inc.	15,300	263,313
*	Synovis Life Technologies, Inc.	1,836	40,319
*	Theragenics Corp.	32,183	107,813
* #	ViroPharma, Inc.	121,567	1,780,957
* #	Vital Images, Inc.	36,373	571,056

17

*	Watson Pharmaceuticals, Inc.	102,900	3,118,899
*	WellPoint, Inc.	97,678	5,156,422
	Young Innovations, Inc.	1,990	40,775
Total Health Care			71,189,615

Industrials — (11.4%)
*	A. T. Cross Co. Class A	9,197	65,667
#	A.O. Smith Corp.	34,400	1,416,248
*	Acco Brands Corp.	86,046	730,531
*	Accuride Corp.	72,600	105,996
	Aceto Corp.	31,800	271,572
	Alamo Group, Inc.	20,383	426,616
*	Alaska Air Group, Inc.	78,900	1,657,689
#	Albany International Corp. Class A	28,323	868,666
	Alexander & Baldwin, Inc.	75,919	3,395,857
* #	Allied Defense Group, Inc.	17,161	122,701
*	Allied Waste Industries, Inc.	590,256	7,933,041
* #	Amerco, Inc.	31,616	1,317,755
#	American Railcar Industries, Inc.	10,700	173,447
#	American Woodmark Corp.	25,023	594,546
	Ameron International Corp.	7,300	853,078
	Ampco-Pittsburgh Corp.	251	10,903
* #	AMR Corp.	2,200	22,726
* #	Amrep Corp.	1,419	76,626
	Applied Industrial Technologies, Inc.	53,325	1,552,291
	Applied Signal Technologies, Inc.	17,902	296,278
*	Argon ST, Inc.	21,980	548,841
#	Arkansas Best Corp.	38,800	1,343,256
* #	Arotech Corp.	24,120	35,215
* #	Avis Budget Group, Inc.	152,218	1,159,901
*	Axsys Technologies, Inc.	12,900	876,297
*	Baldwin Technology Co., Inc. Class A	17,977	56,807
	Barrett Business Services, Inc.	16,000	232,000
* #	Beacon Roofing Supply, Inc.	72,525	1,180,707
	Belden, Inc.	46,850	1,721,269
#	BlueLinx Holdings, Inc.	56,806	409,571
	Bowne & Co., Inc.	19,714	238,539
#	Briggs & Stratton Corp.	31,661	474,915
* #	Builders FirstSource, Inc.	54,493	276,280
	Burlington Northern Santa Fe Corp.	493,950	53,050,230
#	C&D Technologies, Inc.	37,377	287,429
	CDI Corp.	29,909	750,716
*	Celadon Group, Inc.	43,033	553,835
	Champion Industries, Inc.	5,186	24,270
	CIRCOR International, Inc.	18,850	1,135,901
*	Commercial Vehicle Group, Inc.	34,696	355,287
*	Cornell Companies, Inc.	3,700	100,381
*	Covenant Transport Group Class A	4,818	21,151
*	CPI Aerostructures, Inc.	5,926	47,704
	CSX Corp.	703,520	45,503,674
	Cubic Corp.	32,800	908,232
* #	Dollar Thrifty Automotive Group, Inc.	300	1,395
	DRS Technologies, Inc.	8,650	688,713
	Ducommun, Inc.	19,878	526,171
	Eastern Co.	10,296	150,836

18

	Ecology & Environment, Inc. Class A	1,000	10,600
	Electro Rent Corp.	54,504	742,344
#	Encore Wire Corp.	35,480	676,604
* #	EnerSys	60,639	1,705,169
	Ennis, Inc.	48,199	795,765
* #	EnPro Industries, Inc.	27,955	1,178,303
	Espey Manufacturing & Electronics Corp.	3,050	66,185
*	Esterline Technologies Corp.	51,094	2,886,300
*	ExpressJet Holdings, Inc.	27,700	5,540
	Federal Signal Corp.	81,590	1,307,888
*	First Advantage Corp.	14,062	235,257
* #	Flanders Corp.	18,900	132,489
	Frozen Food Express Industries, Inc.	6,500	39,325
	G & K Services, Inc. Class A	32,639	1,125,719
*	Gardner Denver Machinery, Inc.	4,005	180,786
	GATX Corp.	73,797	3,234,523
* #	Gehl Co.	13,520	203,746
#	Greenbrier Companies, Inc.	33,734	676,367
* #	Griffon Corp.	26,170	320,583
	Hardinge, Inc.	26,515	427,952
* #	Henry Bros. Electronics, Inc.	8,600	55,470
*	Herley Industries, Inc.	5,800	111,360
*	Hudson Highland Group, Inc.	35,619	328,051
*	Huttig Building Products, Inc.	4,100	8,897
*	ICF International, Inc.	400	7,388
*	ICT Group, Inc.	9,123	73,896
	IKON Office Solutions, Inc.	186,600	3,230,046
* #	Innovative Solutions & Support, Inc.	1,200	7,188
* #	Insituform Technologies, Inc. Class A	57,301	1,052,046
#	Insteel Industries, Inc.	4,729	80,866
*	Interline Brands, Inc.	25,498	409,243
*	International Shipholding Corp.	7,000	141,750
*	Intersections, Inc.	35,048	376,065
* #	JetBlue Airways Corp.	147,100	892,897
*	Kadant, Inc.	5,957	139,692
	Kaman Corp. Class A	38,097	1,148,625
*	Kansas City Southern	66,400	3,414,952
	Kelly Services, Inc. Class A	53,465	1,034,013
	Kennametal, Inc.	20,956	738,280
*	Key Technology, Inc.	3,306	94,419
*	Kforce, Inc.	42,221	450,920
* #	K-Tron International, Inc.	70	10,415
	L.S. Starrett Co. Class A	4,700	123,328
	Lawson Products, Inc.	3,859	116,233
*	LECG Corp.	26,216	213,660
*	LGL Group, Inc.	400	2,520
	LSI Industries, Inc.	14,163	122,227
*	Lydall, Inc.	7,000	81,830
* #	M&F Worldwide Corp.	29,969	1,319,235
*	Mac-Gray Corp.	10,800	125,172
* ●	MAIR Holdings, Inc.	1,415	2,108
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	—
* #	Marten Transport, Ltd.	45,793	913,112
	Masco Corp.	260,033	4,956,229
* #	Medialink Worldwide, Inc.	7,100	1,420

19

*	Merrimac Industries, Inc.	2,600	14,014
* #	Mesa Air Group, Inc.	2,700	1,215
*	Miller Industries, Inc.	22,810	190,920
*	Misonix, Inc.	8,971	24,491
* #	Mobile Mini, Inc.	52,331	1,118,837
	Mueller Industries, Inc.	38,242	1,072,688
#	Mueller Water Products, Inc.	40,933	444,942
#	Mueller Water Products, Inc. Class B	130,035	1,349,763
	NACCO Industries, Inc. Class A	10,965	1,288,826
*	Nashua Corp.	400	3,724
	National Technical Systems, Inc.	15,400	76,846
* #	NCI Building Systems, Inc.	22,800	872,784
	Norfolk Southern Corp.	661,000	48,603,330
	Northrop Grumman Corp.	394,672	27,173,167
*	On Assignment, Inc.	23,009	217,435
	Oshkosh Truck Corp. Class B	50,500	778,710
* #	Owens Corning, Inc.	205,722	4,976,415
*	P.A.M. Transportation Services, Inc.	20,990	309,183
*	Paragon Technologies, Inc.	3,771	21,495
*	Park-Ohio Holdings Corp.	3,700	72,187
*	Patrick Industries, Inc.	1,300	8,970
#	Pentair, Inc.	15,600	573,300
* #	PHH Corp.	88,157	1,344,394
* #	Pinnacle Airlines Corp.	3,900	18,564
* #	Plug Power, Inc.	178,671	484,198
	Portec Rail Products, Inc.	11,395	124,889
*	Power-One, Inc.	7,000	15,750
	Providence & Worcester Railroad Co.	1,000	19,400
#	Quanex Building Products Corp.	2,800	46,088
	R. R. Donnelley & Sons Co.	341,130	9,510,704
	Raytheon Co.	157,600	9,454,424
*	RCM Technologies, Inc.	19,816	53,701
	Regal-Beloit Corp.	53,220	2,498,679
*	Republic Airways Holdings, Inc.	48,800	421,632
	Robbins & Myers, Inc.	2,060	92,391
*	Rush Enterprises, Inc. Class A	31,175	411,198
*	Rush Enterprises, Inc. Class B	17,622	228,910
	Ryder System, Inc.	104,780	6,760,406
*	Saia, Inc.	10,800	208,224
	Schawk, Inc.	54,816	863,900
* #	School Specialty, Inc.	37,902	1,156,011
	Servidyne, Inc.	7,283	30,734
#	Skywest, Inc.	79,932	1,366,038
	Southwest Airlines Co.	1,077,730	16,413,828
*	Sparton Corp.	1,983	8,229
*	Spherion Corp.	20,600	106,708
	SPX Corp.	54,690	6,521,783
	Standex International Corp.	25,800	645,000
	Supreme Industries, Inc.	1,642	6,446
	Sypris Solutions, Inc.	13,620	30,645
	Technology Research Corp.	13,283	31,215
#	Tecumseh Products Co. Class A	11,200	295,568
*	Tecumseh Products Co. Class B	400	10,124
	Timken Co.	134,778	4,356,025
	Todd Shipyards Corp.	9,932	148,185

20

* #	TRC Companies, Inc.	29,646	104,650
	Tredegar Industries, Inc.	50,900	1,007,820
* #	Trex Co., Inc.	15,119	280,457
#	Trinity Industries, Inc.	91,550	3,293,969
	Triumph Group, Inc.	5,400	295,596
*	Tufco Technologies, Inc.	1,000	5,750
	Union Pacific Corp.	902,570	75,725,623
* #	United Rentals, Inc.	93,585	1,515,141
	Universal Forest Products, Inc.	31,400	1,031,490
*	URS Corp.	91,400	4,383,544
*	US Airways Group, Inc.	4,301	36,515
*	USA Truck, Inc.	11,859	218,206
*	Valpey Fisher Corp.	1,464	6,149
	Viad Corp.	34,729	1,086,323
*	Volt Information Sciences, Inc.	45,263	634,587
	Wabash National Corp.	59,700	518,793
#	Watts Water Technologies, Inc.	60,015	1,706,226
*	WCA Waste Corp.	29,283	146,415
#	Werner Enterprises, Inc.	115,482	2,634,144
*	Westaff, Inc.	18,426	14,557
*	Willdan Group, Inc.	1,000	3,670
*	Willis Lease Finance Corp.	3,900	48,282
* #	YRC Worldwide, Inc.	59,368	1,074,561
Total Industrials			420,936,456

Information Technology — (5.9%)
*	3Com Corp.	303,573	643,575
* #	Access Integrated Technologies, Inc.	14,024	23,420
*	Actel Corp.	33,263	458,364
*	ActivIdentity Corp.	58,526	156,850
	Acxiom Corp.	52,404	757,238
* #	Adaptec, Inc.	212,719	806,205
* #	Advanced Micro Devices, Inc.	214,500	1,349,205
#	Agilysys, Inc.	26,100	339,561
*	Anaren, Inc.	11,003	116,852
*	Applied Micro Circuits Corp.	94,993	756,144
* #	Arris Group, Inc.	95,259	901,150
*	Arrow Electronics, Inc.	212,670	7,058,517
	Astro-Med, Inc.	2,626	24,579
*	Autobytel, Inc.	7,000	8,190
* #	Avid Technology, Inc.	63,023	1,464,655
*	Avnet, Inc.	247,400	7,261,190
*	Avocent Corp.	52,800	1,239,216
	AVX Corp.	301,638	3,462,804
*	Aware, Inc.	21,577	68,183
*	Axcelis Technologies, Inc.	213,776	1,011,160
*	AXT, Inc.	36,400	131,404
* #	BearingPoint, Inc.	40	46
	Bel Fuse, Inc. Class A	4,174	123,258
	Bel Fuse, Inc. Class B	17,950	499,728
* #	Benchmark Electronics, Inc.	111,103	1,832,088
	Black Box Corp.	29,500	1,057,280
* #	Bookham, Inc.	5,300	8,957
*	Borland Software Corp.	40,142	74,664
*	Brooks Automation, Inc.	92,404	888,002

21

*	CalAmp Corp.	48,671	97,342
*	California Micro Devices Corp.	27,623	89,499
*	CallWave, Inc.	37,140	86,536
*	Captaris, Inc.	35,573	142,292
*	Cascade Microtech, Inc.	23,271	137,997
*	Catalyst Semiconductor, Inc.	15,158	102,620
*	Catapult Communications Corp.	30,676	232,831
*	CEVA, Inc.	17,774	168,853
*	Checkpoint Systems, Inc.	28,400	604,636
*	Ciber, Inc.	31,700	248,211
*	Cirrus Logic, Inc.	86,728	538,581
* #	CMGI, Inc.	77,660	915,611
	Cohu, Inc.	50,345	840,762
*	Comarco, Inc.	5,867	13,846
	Communications Systems, Inc.	6,664	70,972
*	Computer Sciences Corp.	240,793	11,324,495
* #	Concurrent Computer Corp.	2,340	16,591
* #	Convergys Corp.	233,150	3,438,963
*	Cray, Inc.	9,700	54,417
*	Credence Systems Corp.	125,153	141,423
*	CSP, Inc.	2,514	15,260
	CTS Corp.	34,200	452,808
*	Cyberoptics Corp.	9,134	82,571
	Dataram Corp.	11,134	26,833
*	DDi Corp.	10,991	62,429
*	Digi International, Inc.	27,887	329,345
*	Ditech Networks, Inc.	27,718	42,963
*	Dot Hill Systems Corp.	100,590	219,286
*	DSP Group, Inc.	25,079	194,362
*	Dynamics Research Corp.	17,974	161,227
*	EDCI Holdings, Inc.	4	18
*	Edgewater Technology, Inc.	6,593	32,635
*	EFJohnson Technologies, Inc.	5,104	9,187
* #	Electro Scientific Industries, Inc.	34,300	490,147
* #	Electronics for Imaging, Inc.	15,800	262,122
* #	EMCORE Corp.	14,100	87,279
*	EMS Technologies, Inc.	20,700	486,243
*	Endwave Corp.	19,980	119,880
*	Entegris, Inc.	126,900	781,704
* #	EPIQ Systems, Inc.	28,297	319,473
*	Euronet Worldwide, Inc.	47,991	901,751
* #	Exar Corp.	7,481	57,903
*	Fairchild Semiconductor Corp. Class A	142,938	1,792,443
	Fidelity National Information Services, Inc.	13,100	286,235
* #	FormFactor, Inc.	9,600	184,224
	Frequency Electronics, Inc.	17,253	79,019
*	FSI International, Inc.	8,617	9,823
*	Gerber Scientific, Inc.	50,097	446,865
	Gevity HR, Inc.	30,736	253,572
*	Globecomm Systems, Inc.	14,674	149,675
* #	Glu Mobile, Inc.	2,070	7,390
*	GSI Technology, Inc.	5,327	20,243
*	GTSI Corp.	8,203	56,601
* #	Hackett Group, Inc.	51,020	326,528
*	Harris Stratex Networks, Inc. Class A	6,475	60,606

22

	Hewlett-Packard Co.	711,145	33,366,923
*	hi/fn, Inc.	15,101	59,951
* #	Hutchinson Technology, Inc.	53,171	770,448
*	Hypercom Corp.	67,100	305,305
* #	I.D. Systems, Inc.	1,909	17,162
* #	IAC/InterActiveCorp.	172,391	2,861,691
*	Ikanos Communications	18,518	48,147
	Imation Corp.	66,691	1,416,517
*	InFocus Corp.	26,671	38,940
	InfoSpace, Inc.	70,400	823,680
*	Ingram Micro, Inc.	299,279	5,659,366
* #	Insight Enterprises, Inc.	16,100	267,904
	Integral Systems, Inc.	10,682	480,583
*	Integrated Device Technology, Inc.	220,510	2,335,201
*	Integrated Silicon Solution, Inc.	27,577	108,653
*	Intelli-Check, Inc.	3,300	7,425
*	International Rectifier Corp.	32,800	685,520
* #	Internet Brands, Inc.	4,500	31,455
*	Internet Capital Group, Inc.	58,172	491,553
	Intersil Corp.	169,165	3,963,536
*	Interwoven, Inc.	16,300	239,936
*	Intest Corp.	12,266	16,559
*	Intevac, Inc.	34,801	354,274
*	IntriCon Corp.	482	2,810
* #	iPass, Inc.	105,299	239,029
* #	IXYS Corp.	63,086	803,085
	Jabil Circuit, Inc.	189,400	3,193,284
* #	JDS Uniphase Corp.	137,990	1,401,978
	Keithley Instruments, Inc.	16,351	155,498
* #	Kemet Corp.	559	906
*	Key Tronic Corp.	17,405	58,481
*	Keynote Systems, Inc.	31,600	443,032
*	Kopin Corp.	32,016	95,408
*	Kratos Defense & Security Solutions, Inc.	113,983	231,385
* #	L-1 Identity Solutions, Inc.	143,173	2,359,491
*	Lantronix, Inc.	33	17
*	Lattice Semiconductor Corp.	156,978	367,329
*	Leadis Technolgies, Inc.	18,570	18,199
* #	LeCroy Corp.	14,031	116,878
* #	Lionbridge Technologies, Inc.	69,200	220,748
*	Logility, Inc.	194	1,325
*	LookSmart, Ltd.	35,780	115,927
*	Loral Space & Communications, Inc.	4,437	81,508
*	LSI Corp.	121,700	809,305
*	LTX Corp.	70,593	126,361
*	Management Network Group, Inc.	38,306	41,370
* #	Mattson Technology, Inc.	6,600	33,660
* #	Mentor Graphics Corp.	52,655	642,391
*	Mercury Computer Systems, Inc.	35,415	327,589
*	Merix Corp.	733	1,363
	Methode Electronics, Inc.	79,571	874,485
*	Micron Technology, Inc.	990,716	4,200,636
*	Microtune, Inc.	5,400	20,034
*	MIPS Technologies, Inc.	52,900	210,542
* #	MKS Instruments, Inc.	110,590	2,492,699

23

* #	MoSys, Inc.	8,207	37,342
*	MPS Group, Inc.	128,700	1,482,624
*	MRV Communications, Inc.	55,000	74,800
* #	Multi-Fineline Electronix, Inc.	16,900	288,314
*	Nanometrics, Inc.	47,970	174,131
* #	Network Equipment Technologies, Inc.	14,285	46,569
* #	Newport Corp.	56,016	524,870
*	Novellus Systems, Inc.	22,744	515,606
*	Nu Horizons Electronics Corp.	14,932	71,823
* #	OmniVision Technologies, Inc.	38,897	454,317
	Openwave Systems, Inc.	50,892	73,284
*	Oplink Communications, Inc.	20,800	273,312
* #	OPNET Technologies, Inc.	23,600	312,700
*	Opnext, Inc.	35,448	224,740
*	Optelecom-NKF, Inc.	2,000	16,460
*	Optical Cable Corp.	9,195	63,629
*	OSI Systems, Inc.	11,030	256,006
*	Overland Storage, Inc.	3,499	2,799
* #	OYO Geospace Corp.	1	49
*	Palm, Inc.	3,530	30,040
*	PAR Technology Corp.	22,375	179,895
* #	PC Connection, Inc.	54,750	415,553
	PC-Tel, Inc.	62,853	635,444
*	Perceptron, Inc.	4,904	36,339
*	Performance Technologies, Inc.	25,851	128,738
* #	Pericom Semiconductor Corp.	10,829	147,708
* #	Perot Systems Corp.	95,861	1,706,326
*	Pervasive Software, Inc.	36,268	160,667
*	Photon Dynamics, Inc.	260	3,957
*	Photronics, Inc.	43,100	140,937
*	Physicians Formula Holdings, Inc.	7,529	44,346
*	Planar Systems, Inc.	6,311	17,481
*	PlanetOut, Inc.	340	857
*	PLATO Learning, Inc.	25,884	48,144
*	PLX Technology, Inc.	11,300	64,297
* #	Powerwave Technologies, Inc.	72,367	365,453
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	2,240
*	Quantum Corp.	22,449	39,735
*	RadiSys Corp.	42,445	469,866
*	RealNetworks, Inc.	224,844	1,490,716
* #	RF Micro Devices, Inc.	161,856	628,001
*	RF Monolithics, Inc.	11,003	11,003
	Richardson Electronics, Ltd.	9,219	61,859
*	Rudolph Technologies, Inc.	69,020	582,529
*	S1 Corp.	84,600	645,498
*	Safeguard Scientifics, Inc.	90,800	129,844
*	Sandisk Corp.	936	13,535
*	Sanmina-SCI Corp.	176,843	415,581
*	SCM Microsystems, Inc.	18,612	46,902
*	Seachange International, Inc.	33,539	287,765
*	Secure Computing Corp.	84,368	361,095
*	Selectica, Inc.	9,328	10,541
*	Semitool, Inc.	23,210	223,744
*	SI International, Inc.	27,199	849,425

24

*	Silicon Image, Inc.	58,024	402,106
*	Silicon Storage Technology, Inc.	197,920	647,198
* #	Skyworks Solutions, Inc.	169,480	1,643,956
* #	Smith Micro Software, Inc.	36,401	275,556
*	Soapstone Networks, Inc.	28,005	109,780
* #	Sonic Solutions, Inc.	600	2,790
*	SonicWALL, Inc.	26,545	173,604
*	Spansion, Inc.	5,400	12,150
*	Spectrum Control, Inc.	3,837	31,694
*	Standard Microsystems Corp.	6,800	198,696
	StarTek, Inc.	30,545	276,127
* #	STEC, Inc.	20,196	204,585
*	SumTotal Systems, Inc.	39,473	190,655
*	Sun Microsystems, Inc.	123,975	1,115,775
*	SupportSoft, Inc.	60,179	210,025
* #	Sycamore Networks, Inc.	517,447	1,811,065
*	Symantec Corp.	1,197,421	26,714,463
* #	Symmetricom, Inc.	95,703	470,859
* #	SYNNEX Corp.	60,100	1,381,699
*	Tech Data Corp.	93,952	3,207,521
	Technitrol, Inc.	14,000	221,340
*	Technology Solutions Co.	3,555	14,327
*	TechTeam Global, Inc.	13,534	115,445
*	Tellabs, Inc.	305,655	1,592,463
*	Telular Corp.	19,155	53,251
* #	Teradyne, Inc.	355,484	3,316,666
*	Tessco Technologies, Inc.	9,246	136,101
*	Tier Technologies, Inc. Class B	8,900	68,530
*	Tollgrade Communications, Inc.	3,618	24,313
* #	Track Data Corp.	8,633	15,971
*	Trident Microsystems, Inc.	2,123	6,687
*	Triquint Semiconductor, Inc.	217,814	1,370,050
	TSR, Inc.	1,300	3,510
*	TTM Technologies, Inc.	31,977	383,084
*	Ultra Clean Holdings, Inc.	3,316	24,140
*	Ultratech, Inc.	41,685	619,022
	United Online, Inc.	21,362	224,945
* #	UTStarcom, Inc.	200,314	653,024
*	Vicon Industries, Inc.	2,310	12,532
*	Vignette Corp.	35,100	478,413
*	Virage Logic Corp.	24,230	159,918
*	Vishay Intertechnology, Inc.	236,450	2,102,041
*	Website Pros, Inc.	45,583	275,321
*	Westell Technologies, Inc.	37,154	33,509
*	White Electronics Designs Corp.	27,184	133,473
*	Winland Electronics, Inc.	300	414
*	Wireless Telecom Group, Inc.	41,888	48,171
* #	WPCS International, Inc.	9,861	56,898
	Xerox Corp.	1,179,032	16,423,916
*	Zoran Corp.	77,932	693,595
*	Zygo Corp.	39,500	413,960
Total Information Technology			218,686,385

25

Materials — (3.0%)
#	A. Schulman, Inc.	26,800	649,096
	A.M. Castle & Co.	24,182	485,575
*	American Pacific Corp.	900	15,498
	Ashland, Inc.	112,560	4,607,081
	Bemis Co., Inc.	106,213	2,965,467
* #	Brush Engineered Materials, Inc.	9,287	272,109
*	Buckeye Technologies, Inc.	22,600	208,146
*	BWAY Holding Co.	1,500	19,050
	Cabot Corp.	5,700	157,719
*	Caraustar Industries, Inc.	6,005	11,890
	Chemtura Corp.	420,979	2,774,252
	Cleveland-Cliffs, Inc.	2,000	202,440
* #	Coeur d’Alene Mines Corp.	916,693	1,640,880
*	Continental Materials Corp.	100	2,065
*	Core Molding Technologies, Inc.	1,188	8,554
	Cytec Industries, Inc.	64,700	3,286,760
#	Empire Resources, Inc.	8,950	31,325
#	Ferro Corp.	49,500	1,090,980
	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	9,858,427
	Friedman Industries, Inc.	10,535	99,029
#	Georgia Gulf Corp.	11,600	39,092
#	Gibraltar Industries, Inc.	61,100	1,314,261
	Glatfelter Co.	46,800	686,556
* #	Graphic Packaging Holding Co.	275,452	785,038
* #	Headwaters, Inc.	84,996	1,308,088
	International Paper Co.	502,162	13,583,482
#	Kaiser Aluminum Corp.	32,695	1,767,492
	Kronos Worldwide, Inc.	2,919	47,959
#	Louisiana-Pacific Corp.	155,300	1,512,622
	Lubrizol Corp.	12,000	635,880
*	Material Sciences Corp.	24,611	187,044
	MeadWestavco Corp.	265,351	7,026,494
	Minerals Technologies, Inc.	19,800	1,300,464
*	Mod-Pac Corp.	1,091	4,495
#	Monsanto Co.	20,737	2,369,202
	Myers Industries, Inc.	40,050	527,058
	Neenah Paper, Inc.	23,700	460,254
	NL Industries, Inc.	75,511	794,376
	NN, Inc.	22,500	369,450
* #	Northern Technologies International Corp.	3,000	39,540
* #	Northwest Pipe Co.	12,085	700,084
	Olympic Steel, Inc.	2,500	119,025
*	OM Group, Inc.	46,900	1,739,990
	Penford Corp.	22,044	366,151
* #	Peoplesupport, Inc.	9,900	120,285
* #	PolyOne Corp.	171,354	1,406,816
	Quaker Chemical Corp.	2,900	85,840
*	Ready Mix, Inc.	3,839	17,659
	Reliance Steel & Aluminum Co.	50,700	2,890,407
*	Rock of Ages Corp.	1,200	2,376
#	Rock-Tenn Co. Class A	56,380	2,068,018
*	Rockwood Holdings, Inc.	35,100	1,328,535
*	Rosetta Resources, Inc.	79,112	1,839,354
	Schnitzer Steel Industries, Inc. Class A	30,900	2,113,869
	Schweitzer-Maudoit International, Inc.	32,213	610,758
	Sensient Technologies Corp.	4,854	141,785

26

*	Smurfit-Stone Container Corp.	400,994	2,025,020
	Spartech Corp.	2,500	26,325
	Stepan Co.	15,906	935,750
* #	Stillwater Mining Co.	13,259	98,780
	Synalloy Corp.	4,408	67,486
	Temple-Inland, Inc.	39,200	655,032
	Terra Industries, Inc.	28,935	1,450,801
*	U.S. Concrete, Inc.	87,351	365,127
* #	U.S. Gold Corp.	30,447	38,363
*	Universal Stainless & Alloy Products, Inc.	4,109	148,540
	Valspar Corp.	152,210	3,601,289
	Wausau Paper Corp.	80,700	694,827
#	Westlake Chemical Corp.	99,100	1,880,918
	Weyerhaeuser Co.	340,412	18,889,462
	Worthington Industries, Inc.	6,000	105,600
Total Materials			109,679,462

Other — (0.0%)
# ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			54

Telecommunication Services — (5.2%)
#	Arbinet-thexchange, Inc.	3,200	12,448
	AT&T, Inc.	2,934,490	93,874,335
	CenturyTel, Inc.	206,830	7,989,843
	D&E Communications, Inc.	24,213	226,392
	FairPoint Communications, Inc.	107	947
*	General Communications, Inc. Class A	44,592	452,163
	IDT Corp.	4,126	6,395
#	IDT Corp. Class B	7,700	11,935
* #	LCC International, Inc. Class A	5,400	3,186
* #	Nextwave Wireless, Inc.	49,629	48,140
*	Occam Networks, Inc.	26,624	117,944
	Sprint Nextel Corp.	1,355,646	11,821,233
	SureWest Communications	11,866	141,087
	Telephone & Data Systems, Inc.	83,800	3,217,920
	Telephone & Data Systems, Inc. Special Shares	12,407	463,401
*	United States Cellular Corp.	36,568	1,912,506
	Verizon Communications, Inc.	2,036,272	71,513,873
*	Xeta Corp.	18,366	59,873
Total Telecommunication Services			191,873,621

Utilities — (0.2%)
*	Maine & Maritimes Corp.	1,200	53,220
*	Reliant Energy, Inc.	444,750	7,574,093
	Southern Union Co.	1	—
	Unitil Corp.	1,400	37,226
Total Utilities			7,664,539

TOTAL COMMON STOCKS			3,265,810,403

27

	PREFERRED STOCKS — (0.0%)
	Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	2,466	601,704

	TEMPORARY CASH INVESTMENTS — (1.2%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	43,348,475	43,348,475

		Face Amount
		(000)
	SECURITIES LENDING COLLATERAL — (10.4%)
§ @	DFA Short Term Investment Fund LP	$349,323	349,322,640

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $41,132,900 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 02/01/21 to 06/01/38, valued at $34,960,831) to be repurchased at $33,950,625	33,943	33,942,554

	TOTAL SECURITIES LENDING COLLATERAL		383,265,194

	TOTAL INVESTMENTS - (100.0%)
	(Cost $3,344,222,426)##		$3,693,025,776

28

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.2%)
Consumer Discretionary — (9.2%)
*	1-800-FLOWERS.COM, Inc.	3,200	$19,648
*	4Kids Entertainment, Inc.	1,000	9,080
* #	99 Cents Only Stores	11,100	95,016
*	A.C. Moore Arts & Crafts, Inc.	2,600	19,604
	Aaron Rents, Inc.	6,800	194,208
	Abercrombie & Fitch Co.	11,120	583,244
* #	AbitibiBowater Canada, Inc.	676	4,448
*	Acme Communications, Inc.	1,889	2,153
	Acme United Corp.	500	6,875
	Advance Auto Parts, Inc.	12,450	535,848
* #	Aeropostale, Inc.	8,850	308,511
*	AFC Enterprises, Inc.	2,900	26,303
	Aldila, Inc.	700	2,639
*	Alloy, Inc.	2,775	19,924
*	Amazon.com, Inc.	55,113	4,453,682
	Ambassadors Group, Inc.	2,723	46,073
* #	AMDL, Inc.	1,600	4,640
* #	American Apparel, Inc.	2,300	20,585
	American Axle & Manufacturing Holdings, Inc.	7,920	38,491
	American Eagle Outfitters, Inc.	27,150	408,607
	American Greetings Corp. Class A	5,530	88,922
* #	America’s Car-Mart, Inc.	1,800	34,038
#	Ameristar Casinos, Inc.	5,500	90,970
* #	AnnTaylor Stores Corp.	7,975	193,633
*	Apollo Group, Inc. Class A	19,803	1,261,055
	Arbitron, Inc.	3,500	167,860
	Arctic Cat, Inc.	400	4,132
	Ark Restaurants Corp.	400	9,196
	ArvinMeritor, Inc.	10,643	159,751
	Asbury Automotive Group, Inc.	2,700	32,778
*	Ashworth, Inc.	600	1,764
*	ATC Technology Corp.	3,100	75,082
* #	AutoNation, Inc.	24,013	272,548
*	Autozone, Inc.	8,200	1,125,286
* #	Avatar Holdings, Inc.	400	12,716
*	Bakers Footwear Group, Inc.	600	1,884
*	Ballantyne of Omaha, Inc.	2,600	11,206
*	Bally Technologies, Inc.	6,400	219,072
	Barnes & Noble, Inc.	7,100	175,583
*	Barry (R.G.) Corp.	1,300	9,737
	Bassett Furniture Industries, Inc.	1,400	14,392
	Beasley Broadcast Group, Inc.	405	1,231
	Bebe Stores, Inc.	10,400	100,880

1

* #	Bed Bath and Beyond, Inc.	33,630	1,031,096
	Belo Corp. Class A	12,140	88,986
*	Benihana, Inc.	900	6,300
*	Benihana, Inc. Class A	1,200	8,568
	Best Buy Co., Inc.	49,607	2,220,905
	Big 5 Sporting Goods Corp.	1,500	13,470
* #	Big Lots, Inc.	12,400	366,668
* #	BJ’s Restaurants, Inc.	3,700	43,068
	Black & Decker Corp.	7,520	475,640
#	Blockbuster, Inc. Class A	16,100	38,640
*	Blockbuster, Inc. Class B	5,100	9,435
* #	Blue Nile, Inc.	2,000	83,260
	Blyth, Inc.	5,100	80,631
	Bob Evans Farms, Inc.	3,950	110,876
	Books-A-Million, Inc.	2,300	15,525
	BorgWarner, Inc.	16,240	671,524
#	Boyd Gaming Corp.	9,520	116,049
	Brinker International, Inc.	13,760	260,339
#	Brookfield Homes Corp.	3,400	43,622
	Brown Shoe Company, Inc.	6,775	102,980
#	Brunswick Corp.	12,830	176,926
	Buckle, Inc.	4,080	212,160
* #	Buffalo Wild Wings, Inc.	2,100	75,768
* #	Build-A-Bear-Workshop, Inc.	700	5,194
	Building Materials Holding Corp.	2,800	3,388
	Bunge, Ltd.	15,100	1,349,336
	Burger King Holdings, Inc.	17,800	441,796
* #	Cabela’s, Inc.	9,000	110,250
	Cablevision Systems New York Group Class A	35,870	1,157,525
*	Cache, Inc.	2,600	30,446
* #	California Coastal Communities, Inc.	1,600	4,224
*	California Pizza Kitchen, Inc.	3,570	51,337
	Callaway Golf Co.	8,500	115,430
	Canterbury Park Holding Corp.	500	4,875
* #	Capella Education Co.	2,800	139,188
* #	Career Education Corp.	9,584	179,700
* #	CarMax, Inc.	28,798	426,210
	Carmike Cinemas, Inc.	443	2,335
	Carnival Corp.	37,100	1,374,926
*	Carriage Services, Inc.	3,100	13,485
*	Carrols Restaurant Group, Inc.	1,300	7,410
*	Carter’s, Inc.	5,800	106,778
* #	Casual Male Retail Group, Inc.	2,700	10,314
	Cato Corp. Class A	4,150	73,081
*	Cavalier Homes, Inc.	1,900	4,465
*	Cavco Industries, Inc.	740	25,907
	CBRL Group, Inc.	2,900	74,936
	CBS Corp. Class A	7,654	123,918
	CBS Corp. Class B	78,310	1,267,056
* #	CEC Entertainment, Inc.	3,600	123,336
	Centex Corp.	25,500	413,610
* #	Champion Enterprises, Inc.	10,300	50,367
* #	Charles and Colvard, Ltd.	1,325	835
*	Charlotte Russe Holding, Inc.	3,900	46,059
* #	Cheesecake Factory, Inc.	6,662	102,395

2

#	Cherokee, Inc.	1,442	31,767
* #	Chicos FAS, Inc.	19,300	110,782
* #	Chipotle Mexican Grill, Inc.	1,900	131,708
*	Chipotle Mexican Grill, Inc. Class B	2,519	163,911
	Choice Hotels International, Inc.	7,520	202,965
#	Christopher & Banks Corp.	4,050	38,961
*	Chromcraft Revington, Inc.	100	290
	Churchill Downs, Inc.	1,844	81,910
#	Cinemark Holdings, Inc.	5,500	80,795
	Circuit City Stores, Inc.	3,700	6,660
#	Citadel Broadcasting Co.	13,335	13,335
* #	Citi Trends, Inc.	2,000	41,240
	CKE Restaurants, Inc.	5,466	69,855
*	Coach, Inc.	44,150	1,279,908
*	Coinstar, Inc.	3,900	128,388
* #	Coldwater Creek, Inc.	11,449	83,349
	Collectors Universe, Inc.	1,137	8,869
#	Columbia Sportswear Co.	4,400	177,716
	Comcast Corp. Class A	268,321	5,683,039
	Comcast Corp. Special Class A Non-Voting	117,415	2,482,153
* #	Conn’s, Inc.	1,000	19,120
	Cooper Tire & Rubber Co.	8,500	81,260
* #	Corinthian Colleges, Inc.	11,500	152,605
* #	Cosi, Inc.	5,300	13,197
	Courier Corp.	1,600	34,240
* #	Cox Radio, Inc.	4,700	52,405
#	CPI Corp.	731	9,825
	Craftmade International, Inc.	500	2,100
* #	Crown Media Holdings, Inc.	8,100	40,743
	CSS Industries, Inc.	1,450	38,642
*	Culp, Inc.	1,566	11,557
* #	Cumulus Media, Inc. Class A	300	1,407
*	Cybex International, Inc.	2,599	8,733
	D.R. Horton, Inc.	35,591	443,464
#	Darden Restaurants, Inc.	18,775	549,920
*	Deckers Outdoor Corp.	1,626	184,860
* #	DEI Holdings, Inc.	1	1
* #	dELiA*s, Inc.	1,100	2,739
*	Design Within Reach, Inc.	2,500	10,325
#	DeVry, Inc.	9,200	474,536
* #	DG Fastchannel, Inc.	2,300	54,119
*	Dick’s Sporting Goods, Inc.	8,114	185,729
#	Dillards, Inc. Class A	10,200	130,254
#	Dineequity, Inc.	2,600	51,636
*	Discovery Holding Co. Class A	16,202	327,766
*	Discovery Holding Co. Class B	190	5,101
* #	DISH Network Corp.	27,863	786,015
	Disney (Walt) Co.	250,347	8,098,725
*	Dixie Group, Inc.	812	6,212
*	Dollar Tree, Inc.	11,800	452,648
* #	Domino’s Pizza, Inc.	7,488	100,339
	Dover Downs Gaming & Entertainment, Inc.	2,000	16,020
	Dover Motorsports, Inc.	2,400	11,976
* #	DreamWorks Animation SKG, Inc.	10,433	332,604
* #	Drew Industries, Inc.	3,300	52,899

3

*	drugstore.com, Inc.	3,403	8,099
#	E.W. Scripps Co.	5,650	41,075
	Eastman Kodak Co.	26,586	430,427
*	Einstein Noah Restaurant Group, Inc.	1,810	21,340
*	Emerson Radio Corp.	2,300	2,530
#	Emmis Communications Corp. Class A	3,600	7,884
* #	Empire Resorts, Inc.	2,522	9,836
* #	Enova Systems, Inc.	800	2,080
	Entercom Communications Corp.	4,200	25,662
*	Entravision Communications Corp.	6,600	21,120
#	Ethan Allen Interiors, Inc.	4,100	111,274
*	Expedia, Inc.	1,914	33,801
	Family Dollar Stores, Inc.	18,600	463,512
*	Famous Dave’s of America, Inc.	1,300	12,090
	Finish Line, Inc. Class A	6,355	76,832
	Fisher Communications, Inc.	1,200	41,724
* #	Fleetwood Enterprises, Inc.	7,610	16,285
	Foot Locker, Inc.	21,441	349,274
* #	Ford Motor Co.	247,157	1,102,320
	Fortune Brands, Inc.	20,376	1,198,516
* #	Fossil, Inc.	9,050	270,776
*	Franklin Covey Co.	3,200	28,640
	Fred’s, Inc.	5,037	70,619
* #	Fuel Systems Solutions, Inc.	2,050	106,251
* #	Full House Resorts, Inc.	2,580	4,192
	Furniture Brands International, Inc.	6,530	58,443
*	GameStop Corp. Class A	21,397	938,686
*	GameTech International, Inc.	2,596	10,098
* #	Gaming Partners International Corp.	800	4,136
* #	Gander Mountain Co.	3,564	12,545
	Gap, Inc.	94,995	1,847,653
* #	Gaylord Entertainment Co.	5,437	188,392
#	General Motors Corp.	60,970	609,700
* #	Genesco, Inc.	2,350	86,033
* #	Gentek, Inc.	1,500	43,470
#	Gentex Corp.	19,746	314,554
	Genuine Parts Co.	20,830	883,609
*	G-III Apparel Group, Ltd.	2,538	46,978
*	Goodyear Tire & Rubber Co.	31,877	625,108
* #	Gottschalks, Inc.	1,900	2,793
	Gray Television, Inc.	1,000	2,460
* #	Great Wolf Resorts, Inc.	2,100	10,983
	Group 1 Automotive, Inc.	3,400	71,944
* #	GSI Commerce, Inc.	5,950	95,676
#	Guess?, Inc.	12,258	456,856
* #	Gymboree Corp.	3,800	149,150
	H&R Block, Inc.	43,440	1,109,458
*	Hanesbrands, Inc.	12,487	297,690
	Harley-Davidson, Inc.	31,050	1,235,169
	Harman International Industries, Inc.	6,025	205,031
*	Harris Interactive, Inc.	6,323	10,686
	Harte-Hanks, Inc.	5,100	62,985
*	Hartmarx Corp.	2,100	5,208
	Hasbro, Inc.	18,440	689,656
	Haverty Furniture Co., Inc.	2,800	30,912

4

*	Hawk Corp.	1,220	29,280
*	Hayes Lemmerz International, Inc.	11,758	29,748
#	Hearst-Argyle Television, Inc.	7,532	149,134
*	Heelys, Inc.	1,100	5,577
*	Helen of Troy, Ltd.	4,100	98,605
* #	Hibbett Sporting Goods, Inc.	3,587	85,729
	Hillenbrand, Inc.	7,605	180,847
*	Hollywood Media Corp.	6,200	16,988
	Home Depot, Inc.	185,800	5,038,896
	Hooker Furniture Corp.	1,600	26,944
*	Hot Topic, Inc.	4,625	28,721
* #	Hovnanian Enterprises, Inc. Class A	7,750	55,335
*	HSN, Inc.	6,246	91,504
* #	Iconix Brand Group, Inc.	8,100	104,733
#	Idearc, Inc.	16,775	27,679
	Interactive Data Corp.	12,919	388,862
	Interface, Inc. Class A	5,100	67,167
	International Game Technology	40,400	865,772
#	International Speedway Corp. Class A	3,830	151,936
* #	Interpublic Group of Companies, Inc.	58,866	553,340
*	Interstate Hotels & Resorts, Inc.	4,704	12,372
*	Interval Leisure Group, Inc.	6,246	81,136
* #	Isle of Capri Casinos, Inc.	4,030	28,855
* #	ITT Educational Services, Inc.	5,100	453,441
	J. Alexander’s Corp.	800	4,888
* #	J. Crew Group, Inc.	7,920	209,167
	J.C. Penney Co., Inc.	26,600	1,036,602
*	Jack in the Box, Inc.	8,150	193,399
	Jackson Hewitt Tax Service, Inc.	3,800	65,246
* #	Jakks Pacific, Inc.	3,600	89,820
*	Jarden Corp.	7,657	196,555
* #	Jo-Ann Stores, Inc.	3,773	94,212
	Johnson Controls, Inc.	76,132	2,354,001
	Johnson Outdoors, Inc.	1,287	19,846
#	Jones Apparel Group, Inc.	10,955	217,566
* #	Jos. A. Bank Clothiers, Inc.	2,806	72,928
	Journal Communications, Inc. Class A	5,300	27,083
	Kenneth Cole Productions, Inc. Class A	1,400	22,484
	Kimball International, Inc. Class B	2,500	26,325
* #	Knology, Inc.	5,200	52,520
*	Kohl’s Corp.	38,860	1,910,746
*	Kona Grill, Inc.	800	5,560
*	Krispy Kreme Doughnuts, Inc.	1,600	6,768
	KSW, Inc.	208	1,028
	K-Swiss, Inc. Class A	3,700	63,455
*	Lakeland Industries, Inc.	1,000	12,790
* #	Lakes Entertainment, Inc.	3,500	22,960
* #	Lamar Advertising Co.	9,900	367,785
#	Landry’s Restaurants, Inc.	400	7,704
* #	Las Vegas Sands Corp.	41,500	1,967,515
*	Lazare Kaplan International, Inc.	1,363	10,972
#	La-Z-Boy, Inc.	4,198	31,779
* #	Leapfrog Enterprises, Inc.	4,500	38,250
* #	Lear Corp.	10,340	129,870
#	Lee Enterprises, Inc.	5,800	21,750

5

	Leggett & Platt, Inc.	21,977	490,307
#	Lennar Corp. Class A	26,900	353,735
#	Libbey, Inc.	2,370	22,041
*	Liberty Global, Inc. Class A	6,144	216,146
*	Liberty Global, Inc. Class B	95	3,389
*	Liberty Global, Inc. Series C	20,767	689,880
*	Liberty Media Corp. - Entertainment Class A	64,972	1,805,572
*	Liberty Media Corp. - Entertainment Class B	940	26,254
*	Liberty Media Holding Corp. Capital Class A	17,873	290,436
*	Liberty Media Holding Corp. Capital Class B	95	1,580
*	Liberty Media Holding Corp. Interactive Class A	78,995	1,073,542
*	Liberty Media Holding Corp. Interactive Class B	400	5,432
* #	LIFE TIME FITNESS, Inc.	4,600	162,610
#	Lifetime Brands, Inc.	1,960	18,992
	Limited Brands, Inc.	43,850	912,080
*	Lin TV Corp.	660	4,059
*	Lincoln Educational Services	2,019	30,346
* #	Live Nation, Inc.	9,641	154,738
#	Liz Claiborne, Inc.	11,200	181,552
*	LKQ Corp.	18,150	339,949
* #	Lodgenet Entertainment Corp.	2,500	9,975
*	Lodgian, Inc.	3,193	27,013
	Lowe’s Companies, Inc.	179,940	4,433,722
*	Luby’s, Inc.	3,749	27,818
	M/I Homes, Inc.	1,700	30,447
	Macy’s, Inc.	37,800	786,996
*	Maidenform Brands, Inc.	3,000	45,300
#	Marine Products Corp.	4,772	38,796
* #	MarineMax, Inc.	135	1,069
	Marriott International, Inc. Class A	44,300	1,249,703
* #	Martha Stewart Living Omnimedia, Inc.	2,500	20,300
*	Marvel Entertainment, Inc.	10,300	348,861
	Mattel, Inc.	48,727	941,893
	Matthews International Corp. Class A	4,200	211,092
*	McCormick & Schmick’s Seafood Restaurants, Inc.	200	1,962
	McDonald’s Corp.	147,659	9,162,241
	McGraw-Hill Companies, Inc.	39,600	1,696,464
	MDC Holdings, Inc.	6,103	252,969
	Media General, Inc. Class A	3,100	38,130
* #	Mediacom Communications Corp.	9,700	81,480
#	Meredith Corp.	4,940	140,197
* #	Meritage Homes Corp.	4,380	102,580
* #	MGM Mirage	30,079	1,058,480
*	Midas, Inc.	2,070	29,746
	Modine Manufacturing Co.	1,200	18,984
* #	Mohawk Industries, Inc.	9,256	639,127
	Monaco Coach Corp.	3,300	7,887
*	Monarch Casino & Resort, Inc.	2,500	33,475
#	Monro Muffler Brake, Inc.	2,588	53,649
* #	Morgans Hotel Group	2,900	49,590
*	Morningstar, Inc.	5,700	372,267
*	Morton’s Restaurant Group, Inc.	2,690	19,395
*	Mothers Work, Inc.	1,400	21,294
	Movado Group, Inc.	1,400	32,466
* #	MTR Gaming Group, Inc.	2,500	10,225

6

* #	Multimedia Games, Inc.	1,800	9,108
*	Nathan’s Famous, Inc.	1,109	17,700
	National CineMedia, Inc.	10,100	113,019
	National Presto Industries, Inc.	600	46,392
#	Nautilus Group, Inc.	4,700	25,004
*	Navarre Corp.	100	162
* #	Netflix, Inc.	8,400	259,056
	New Frontier Media, Inc.	2,900	11,223
* #	New Motion, Inc.	857	3,428
*	New York & Co., Inc.	5,919	69,844
	Newell Rubbermaid, Inc.	31,090	562,729
	News Corp. Class A	248,687	3,521,408
	News Corp. Class B	117,200	1,682,992
	NIKE, Inc. Class B	51,181	3,102,080
	Nobility Homes, Inc.	35	511
#	Noble International, Ltd.	100	600
	Nordstrom, Inc.	28,500	886,350
#	Nutri/System, Inc.	3,700	73,519
* #	NVR, Inc.	600	358,638
*	Office Depot, Inc.	22,050	155,232
	OfficeMax, Inc.	8,700	106,488
	Omnicom Group, Inc.	41,100	1,742,229
#	Orleans Homebuilders, Inc.	2,200	10,780
	O’Charleys, Inc.	2,600	26,026
* #	O’Reilly Automotive, Inc.	16,394	477,393
*	Outdoor Channel Holdings, Inc.	3,807	30,418
* #	Overstock.com, Inc.	2,830	59,826
#	Oxford Industries, Inc.	2,200	50,270
* #	P.F. Chang’s China Bistro, Inc.	3,435	89,241
* #	Pacific Sunwear of California, Inc.	5,270	33,359
* #	Palm Harbor Homes, Inc.	3,379	30,411
* #	Panera Bread Co.	3,900	209,586
* #	Papa John’s International, Inc.	3,700	103,304
*	PC Mall, Inc.	2,400	22,968
*	Penn National Gaming, Inc.	9,320	315,202
	Pennichuck Corp.	600	13,938
#	Penske Automotive Group, Inc.	14,060	186,295
* #	Perry Ellis International, Inc.	2,100	35,826
* #	PetMed Express, Inc.	3,200	45,568
	PETsMART, Inc.	17,080	460,648
	Phillips-Van Heusen Corp.	6,791	258,465
* #	Pinnacle Entertainment, Inc.	6,948	77,053
* #	Playboy Enterprises, Inc. Class B	3,600	15,336
* #	PokerTek, Inc.	1,189	4,804
#	Polaris Industries, Inc.	4,448	200,560
	Polo Ralph Lauren Corp.	7,500	569,100
*	Pomeroy IT Solutions, Inc.	300	1,560
	Pool Corp.	2,500	60,650
* #	Premier Exhibitions, Inc.	3,700	13,098
#	Pre-Paid Legal Services, Inc.	1,600	71,424
* #	Priceline.com, Inc.	4,993	464,249
* #	Princeton Review, Inc.	4,559	35,378
*	Proliance International, Inc.	600	708
#	Pulte Homes, Inc.	39,500	573,145
*	QEP Co., Inc.	500	2,995

7

*	Quiksilver, Inc.	18,090	139,474
* #	R.H. Donnelley Corp.	8,231	30,866
#	RadioShack Corp.	12,400	235,724
* #	Rainmaker Systems, Inc.	2,100	6,300
*	RC2 Corp.	1,800	45,306
	RCN Corp.	4,889	67,762
*	Red Lion Hotels Corp.	2,934	25,027
* #	Red Robin Gourmet Burgers, Inc.	2,200	58,740
	Regis Corp.	5,864	161,025
* #	Rent-A-Center, Inc.	17,300	392,018
*	Rentrak Corp.	1,500	22,725
*	Retail Ventures, Inc.	5,000	23,400
* #	Rick’s Cabaret International, Inc.	1,400	19,558
	Ross Stores, Inc.	17,340	697,241
	Royal Caribbean Cruises, Ltd.	31,200	848,016
*	Rubio’s Restaurants, Inc.	1,297	7,639
#	Ruby Tuesday, Inc.	4,600	32,154
#	Russ Berrie & Co., Inc.	4,700	35,673
* #	Ruth’s Hospitality Group, Inc.	2,500	11,375
#	Ryland Group, Inc.	6,000	139,080
*	Saga Communications, Inc. Class A	2,025	12,737
#	Saks, Inc.	13,700	156,180
	Salem Communications Corp.	1,848	3,511
* #	Sally Beauty Holdings, Inc.	2,850	24,339
	Sauer-Danfoss, Inc.	6,800	222,836
	Scholastic Corp.	4,900	127,890
*	Scientific Games Corp.	12,040	362,524
	Scripps Networks Interactive	10,640	441,986
#	Sealy Corp.	3,100	20,739
* #	Sears Holdings Corp.	17,238	1,585,034
	Service Corp. International	34,300	350,203
#	Sherwin-Williams Co.	15,600	913,380
	Shiloh Industries, Inc.	3,192	27,196
*	Shoe Carnival, Inc.	1,200	19,584
* #	Shuffle Master, Inc.	4,175	20,958
	Sinclair Broadcast Group, Inc. Class A	7,800	55,302
*	Sirius XM Radio, Inc.	168,480	224,078
* #	Skechers U.S.A., Inc. Class A	4,900	93,688
	Skyline Corp.	1,300	29,731
* #	Smith & Wesson Holding Corp.	4,800	27,216
	Snap-On, Inc.	7,600	433,352
	Sonic Automotive, Inc.	3,205	34,486
* #	Sonic Corp.	8,388	121,542
	Sotheby’s Class A	8,679	233,812
* #	Source Interlink Companies, Inc.	3,900	4,875
*	Spanish Broadcasting System, Inc.	2,295	941
#	Spartan Motors, Inc.	3,375	15,964
	Speedway Motorsports, Inc.	2,613	57,826
*	Sport Chalet, Inc. Class A	1,591	5,489
#	Sport Supply Group, Inc.	2,378	29,012
	Stage Stores, Inc.	5,350	85,172
*	Stamps.com, Inc.	3,550	48,741
	Standard Motor Products, Inc.	1,900	13,129
#	Standard Pacific Corp.	7,500	24,000
	Stanley Furniture, Inc.	600	4,950

8

	Staples, Inc.	91,750	2,220,350
*	Starbucks Corp.	66,300	1,031,628
#	Starwood Hotels & Resorts Worldwide, Inc.	23,987	869,529
*	Steinway Musical Instruments, Inc.	1,100	31,801
*	Steven Madden, Ltd.	2,850	71,677
#	Stewart Enterprises, Inc.	11,300	105,768
* #	Stoneridge, Inc.	3,700	46,990
	Strattec Security Corp.	200	5,718
	Strayer Education, Inc.	1,800	377,712
	Sturm Ruger & Co., Inc.	1,800	13,140
#	Superior Industries International, Inc.	3,494	61,390
	Superior Uniform Group, Inc.	162	1,678
#	Systemax, Inc.	5,400	83,268
	Talbots, Inc.	400	5,468
	Tandy Brand Accessories, Inc.	800	4,560
*	Tandy Leather Factory, Inc.	663	1,856
	Target Corp.	99,622	5,281,958
* #	Tarragon Corp.	2,400	2,304
#	Tempur-Pedic International, Inc.	9,400	106,314
* #	Tenneco Automotive, Inc.	6,700	97,887
* #	Texas Roadhouse, Inc.	10,800	96,984
* #	The Children’s Place Retail Stores, Inc.	3,940	165,283
*	The DIRECTV Group, Inc.	150,200	4,237,142
* #	The Dress Barn, Inc.	8,600	139,836
	The Marcus Corp.	2,300	39,514
#	The McClatchey Co.	5,198	18,869
	The Men’s Wearhouse, Inc.	5,935	129,976
	The New York Times Co. Class A	17,840	231,742
#	The Pep Boys - Manny, Moe & Jack	5,900	51,920
	The Stanley Works	10,257	491,823
* #	The Steak n Shake Co.	3,200	24,896
	The TJX Companies, Inc.	53,550	1,940,652
* #	The Walking Co Holdings, Inc.	1,483	6,229
* #	thinkorswim Group, Inc.	7,200	72,216
#	Thor Industries, Inc.	6,200	142,476
*	Ticketmaster	6,246	133,852
	Tiffany & Co.	16,565	731,676
* #	Timberland Co. Class A	5,900	99,474
	Time Warner, Inc.	456,909	7,479,600
* #	TiVo, Inc.	13,100	110,826
*	Toll Brothers, Inc.	20,970	521,734
*	Town Sports International Holdings, Inc.	1,000	10,480
* #	Tractor Supply Co.	4,401	187,571
	Triarc Companies, Inc. Class A	2,500	14,575
#	Triarc Companies, Inc. Class B	2,800	16,268
*	True Religion Apparel, Inc.	3,400	92,310
* #	Trump Entertainment Resorts, Inc.	500	610
*	TRW Automotive Holdings Corp.	13,700	262,766
*	Tuesday Morning Corp.	3,200	13,472
	Tupperware Corp.	7,910	282,545
*	Tween Brands, Inc.	3,500	38,010
	Tyco Electronics, Ltd.	80,700	2,655,837
* #	Under Armour, Inc. Class A	4,300	144,953
* #	Unifi, Inc.	9,550	38,104
	Unifirst Corp.	2,100	90,363

9

* #	Universal Electronics, Inc.	1,700	44,574
* #	Universal Technical Institute, Inc.	2,500	42,900
* #	Urban Outfitters, Inc.	21,973	782,678
	V.F. Corp.	14,250	1,129,312
* #	Vail Resorts, Inc.	5,378	236,578
* #	Valassis Communications, Inc.	7,048	66,322
	Value Line, Inc.	400	15,284
*	ValueVision Media, Inc. Class A	4,867	11,389
* #	VCG Holding Corp.	2,400	8,640
*	Viacom, Inc. Class A	7,271	215,294
*	Viacom, Inc. Class B	74,556	2,197,911
	Virco Manufacturing Corp.	1,855	8,088
	Visteon Corp.	1,600	5,152
* #	Volcom, Inc.	3,260	58,158
	WABCO Holdings, Inc.	8,233	360,605
* #	Warnaco Group, Inc.	6,139	316,588
#	Warner Music Group Corp.	18,866	161,870
	Washington Post Co.	1,097	654,360
	Weight Watchers International, Inc.	9,700	384,120
	Wendy’s International, Inc.	11,200	271,824
	Whirlpool Corp.	9,875	803,430
	Wiley (John) & Sons, Inc. Class A	6,157	292,950
*	Williams Controls, Inc.	800	10,536
#	Williams-Sonoma, Inc.	13,900	245,891
*	Winmark Corp.	300	5,518
	Winnebago Industries, Inc.	3,500	39,725
*	WMS Industries, Inc.	6,783	227,909
	Wolverine World Wide, Inc.	6,850	180,360
*	Woodbridge Holdings Corp.	2,950	2,006
	World Wrestling Entertainment, Inc.	3,100	50,437
	Wyndham Worldwide Corp.	15,391	296,738
#	Wynn Resorts, Ltd.	13,050	1,245,231
#	Xerium Technologies, Inc.	4,400	33,924
	Yum! Brands, Inc.	61,343	2,188,718
* #	Zale Corp.	5,700	155,667
* #	Zumiez, Inc.	3,500	50,435
Total Consumer Discretionary			179,777,299

Consumer Staples — (9.7%)
	Alberto-Culver Co.	12,700	332,232
	Alico, Inc.	200	8,630
* #	Alliance One International, Inc.	9,800	39,396
	Altria Group, Inc.	273,415	5,749,917
#	Andersons, Inc.	2,800	125,888
	Anheuser-Busch Companies, Inc.	89,297	6,059,694
	Archer-Daniels-Midland Co.	83,310	2,121,073
	Avon Products, Inc.	54,790	2,346,656
#	B&G Foods, Inc.	1,100	8,866
* #	Bare Escentuals, Inc.	12,300	153,012
*	BJ’s Wholesale Club, Inc.	8,300	315,649
*	Boston Beer Co., Inc. Class A	1,400	62,958
	Brown-Forman Corp. Class A	8,270	605,033
	Brown-Forman Corp. Class B	8,375	603,084
#	Calavo Growers, Inc.	1,800	21,870
#	Cal-Maine Foods, Inc.	3,200	126,368

10

	Campbell Soup Co.	49,240	1,812,524
* #	Caribou Coffee Co.	200	626
	Casey’s General Stores, Inc.	7,490	217,210
	CCA Industries, Inc.	600	3,834
* #	Central European Distribution Corp.	5,795	334,314
*	Central Garden & Pet Co.	2,100	11,781
*	Central Garden & Pet Co. Class A	5,629	29,834
* #	Chattem, Inc.	2,500	175,300
#	Chiquita Brands International, Inc.	5,100	74,868
#	Church & Dwight Co., Inc.	8,466	529,125
	Clorox Co.	17,952	1,060,963
	Coca-Cola Co.	290,456	15,124,044
	Coca-Cola Enterprises, Inc.	61,693	1,053,100
	Colgate-Palmolive Co.	65,528	4,982,094
* #	Collective Brands, Inc.	1,300	18,876
	ConAgra, Inc.	66,099	1,405,926
*	Constellation Brands, Inc. Class A	26,900	567,859
	Corn Products International, Inc.	10,295	461,113
	Costco Wholesale Corp.	55,110	3,695,677
*	Cuisine Solutions, Inc.	1,464	3,806
	CVS Caremark Corp.	186,271	6,817,519
*	Darling International, Inc.	10,700	146,911
*	Dean Foods Co.	19,185	482,886
	Del Monte Foods Co.	28,850	245,802
#	Diamond Foods, Inc.	2,435	61,289
*	Elizabeth Arden, Inc.	3,500	71,610
* #	Energizer Holdings, Inc.	7,600	645,544
#	Estee Lauder Companies, Inc.	15,000	746,550
	Farmer Brothers Co.	2,004	52,224
	Flowers Foods, Inc.	11,958	316,170
	General Mills, Inc.	44,055	2,915,560
#	Great Atlantic & Pacific Tea, Inc.	7,751	126,496
* #	Green Mountain Coffee, Inc.	3,091	112,791
* #	Hain Celestial Group, Inc.	6,100	158,539
* #	Hansen Natural Corp.	11,430	314,096
	Heinz (H.J.) Co.	40,930	2,059,598
	Hormel Foods Corp.	17,930	639,384
#	Imperial Sugar Co.	1,600	22,448
	Ingles Market, Inc. Class A	1,888	46,652
* #	Integrated Biopharma, Inc.	800	1,120
#	Inter Parfums, Inc.	4,441	63,018
	J & J Snack Foods Corp.	2,891	97,398
	J.M. Smucker Co.	7,676	416,269
	Kellogg Co.	48,470	2,638,707
	Kimberly-Clark Corp.	24,000	1,480,320
	Kraft Foods, Inc.	199,324	6,280,699
	Lancaster Colony Corp.	3,709	128,999
	Lance, Inc.	4,400	90,156
* #	Lifeway Foods, Inc.	2,400	27,168
	Longs Drug Stores Corp.	5,100	365,415
	Lorillard, Inc.	13,652	986,220
	Mannatech, Inc.	2,370	10,499
* #	Maui Land & Pineapple Co., Inc.	1,400	37,562
	McCormick & Co., Inc.	15,200	614,840
	McCormick & Co., Inc. Voting Common Stock	607	24,711

11

* #	Medifast, Inc.	3,000	24,870
	MGP Ingredients, Inc.	2,000	9,860
	Molson Coors Brewing Co.	20,458	974,824
#	Nash Finch Co.	1,300	52,936
* #	National Beverage Corp.	5,976	54,501
*	Natural Alternatives International, Inc.	1,000	7,740
*	NBTY, Inc.	8,400	279,216
	Nu Skin Enterprises, Inc. Class A	8,594	143,949
	Oil-Dri Corp. of America	641	11,794
*	Omega Protein Corp.	2,400	32,592
*	Overhill Farms, Inc.	2,000	13,000
*	Pantry, Inc.	2,900	53,186
*	Parlux Fragrances, Inc.	3,044	21,399
*	Peet’s Coffee & Tea, Inc.	1,000	26,240
	PepsiAmericas, Inc.	16,795	393,507
	PepsiCo, Inc.	202,294	13,853,093
	Philip Morris International, Inc.	271,105	14,558,338
	Pilgrim’s Pride Corp.	7,845	100,730
*	Prestige Brands Holdings, Inc.	7,490	71,155
	PriceSmart, Inc.	4,200	89,250
	Procter & Gamble Co.	399,170	27,850,091
	Ralcorp Holdings, Inc.	3,595	220,733
	Reddy Ice Holdings, Inc.	500	4,210
#	Reliv International, Inc.	2,000	10,540
	Reynolds American, Inc.	38,010	2,013,770
* #	Rite Aid Corp.	89,060	107,763
	Rocky Mountain Chocolate Factory, Inc.	1,050	9,471
	Ruddick Corp.	6,730	214,283
	Safeway, Inc.	58,240	1,534,042
#	Sanderson Farms, Inc.	2,850	97,783
* #	Sanfilippo (John B.) & Son, Inc.	1,596	15,226
	Sara Lee Corp.	88,882	1,199,907
* #	Smart Balance, Inc.	34	218
* #	Smithfield Foods, Inc.	18,408	370,185
	Spartan Stores, Inc.	3,059	69,562
	SUPERVALU, Inc.	29,414	682,111
	Sysco Corp.	73,280	2,332,502
	Tasty Baking Co.	100	420
	The Hershey Co.	18,180	656,116
	The Kroger Co.	82,438	2,276,938
#	Tootsie Roll Industries, Inc.	5,332	151,855
*	TreeHouse Foods, Inc.	4,630	128,529
	Tyson Foods, Inc. Class A	33,616	488,104
* #	United Natural Foods, Inc.	5,900	113,398
	United-Guardian, Inc.	600	6,330
#	Universal Corp.	3,400	176,528
* #	USANA Health Services, Inc.	1,800	68,148
	UST, Inc.	19,200	1,028,928
#	Vector Group, Ltd.	8,133	150,135
	Walgreen Co.	126,420	4,605,481
	Wal-Mart Stores, Inc.	495,022	29,240,950
	WD-40 Co.	2,300	80,247
	Weis Markets, Inc.	3,291	124,564
#	Whole Foods Market, Inc.	16,800	307,608
*	Winn-Dixie Stores, Inc.	7,500	105,900
	Wrigley (Wm.) Jr. Co.	26,962	2,142,940
Total Consumer Staples			188,846,066

12

Energy — (11.4%)
* #	Abraxas Petroleum Corp.	400	1,444
	Adams Resources & Energy, Inc.	600	16,824
* #	Allis-Chalmers Energy, Inc.	5,031	72,748
#	Alon USA Energy, Inc.	5,800	70,702
*	Alpha Natural Resources, Inc.	8,770	869,107
* #	American Oil & Gas, Inc.	5,908	16,956
	Anadarko Petroleum Corp.	61,799	3,814,852
	Apache Corp.	43,115	4,931,494
	Arch Coal, Inc.	17,460	947,030
* #	Arena Resources, Inc.	4,720	210,842
	Atlas America, Inc.	5,571	208,801
* #	ATP Oil & Gas Corp.	4,800	123,360
*	Atwood Oceanics, Inc.	8,400	341,544
*	Aventine Renewable Energy Holdings, Inc.	500	3,200
	Baker Hughes, Inc.	39,815	3,185,598
*	Basic Energy Services, Inc.	5,700	166,611
#	Berry Petroleum Corp. Class A	5,640	234,737
* #	Bill Barret Corp.	5,920	233,130
	BJ Services Co.	37,697	1,012,164
* #	Bolt Technology Corp.	1,050	20,212
*	Boots & Coots International Well Control, Inc.	11,300	34,465
*	BPZ Resources, Inc.	10,640	209,608
* #	Brigham Exploration Co.	7,800	105,846
* #	Bristow Group, Inc.	3,556	144,978
* #	Bronco Drilling Co., Inc.	2,900	45,965
	Cabot Oil & Gas Corp.	12,995	577,498
* #	Cal Dive International, Inc.	15,297	176,680
*	Callon Petroleum Co.	3,000	59,610
*	Cameron International Corp.	28,308	1,318,870
	CARBO Ceramics, Inc.	3,590	215,759
* #	Carrizo Oil & Gas, Inc.	4,100	203,524
* #	Cheniere Energy, Inc.	6,100	22,936
	Chesapeake Energy Corp.	73,387	3,551,931
	Chevron Corp.	268,069	23,139,716
	Cimarex Energy Co.	10,633	590,557
*	Clayton Williams Energy, Inc.	1,700	137,598
* #	CNX Gas Corp.	20,098	609,773
*	Complete Production Services, Inc.	9,919	293,106
*	Comstock Resources, Inc.	6,100	396,134
	ConocoPhillips	201,088	16,591,771
	CONSOL Energy, Inc.	23,570	1,595,925
* #	Contango Oil & Gas Co.	2,100	149,352
*	Credo Petroleum Corp.	1,676	17,950
#	Crosstex Energy, Inc.	5,736	186,822
*	Crusader Energy Group, Inc.	15,206	66,754
*	Dawson Geophysical Co.	1,100	69,003
	Delek US Holdings, Inc.	3,900	30,810
* #	Delta Petroleum Corp.	13,483	242,155
*	Denbury Resources, Inc.	31,680	788,515
	Devon Energy Corp.	58,075	5,926,554
	Diamond Offshore Drilling, Inc.	17,985	1,976,731

13

*	Dresser-Rand Group, Inc.	10,930	443,321
* #	Dril-Quip, Inc.	5,250	288,802
* #	Dune Energy, Inc.	700	672
	El Paso Corp.	77,684	1,301,984
*	Encore Acquisition Co.	7,225	372,521
*	Energy Partners, Ltd.	4,434	52,765
	ENSCO International, Inc.	19,161	1,298,733
	EOG Resources, Inc.	31,506	3,289,857
*	Evolution Petroleum Corp.	4,053	14,875
* #	EXCO Resources, Inc.	16,700	442,216
* #	Exterran Holdings, Inc.	7,076	323,444
	Exxon Mobil Corp.	681,680	54,541,217
*	FMC Technologies, Inc.	17,382	930,980
* #	Forest Oil Corp.	12,067	686,854
	Foundation Coal Holdings, Inc.	5,900	348,985
	Frontier Oil Corp.	12,717	246,328
* #	FX Energy, Inc.	5,000	42,000
* #	Gasco Energy, Inc.	14,100	37,083
*	Geokinetics, Inc.	800	15,664
* #	Geomet, Inc.	4,049	28,262
* #	GeoResources, Inc.	2,107	34,660
* #	GMX Resources, Inc.	2,000	135,680
* #	Goodrich Petroleum Corp.	4,700	238,995
* #	Grey Wolf, Inc.	26,110	227,418
	Gulf Island Fabrication, Inc.	2,000	86,140
*	Gulfmark Offshore, Inc.	3,500	175,350
*	Gulfport Energy Corp.	6,700	89,378
	Halliburton Co.	111,261	4,888,808
* #	Harvest Natural Resources, Inc.	4,500	49,860
* #	Helix Energy Solutions Group, Inc.	11,906	366,348
	Helmerich & Payne, Inc.	13,321	760,896
* #	Hercules Offshore, Inc.	11,700	258,219
	Hess Corp.	41,610	4,356,983
*	HKN, Inc.	1,800	16,956
	Holly Corp.	6,200	198,400
* #	Hornbeck Offshore Services, Inc.	3,800	167,428
* #	Hyperdynamics Corp.	4,800	7,776
* #	International Coal Group, Inc.	21,000	214,830
* #	James River Coal Co.	3,190	134,522
*	Key Energy Group, Inc.	17,790	298,872
*	Kodiak Oil & Gas Corp.	12,500	36,250
	Lufkin Industries, Inc.	2,010	186,508
	Marathon Oil Corp.	90,870	4,095,511
*	Mariner Energy, Inc.	12,236	355,945
	Massey Energy Co.	10,460	689,942
* #	Matrix Service Co.	3,900	102,492
*	McMoran Exploration Co.	7,600	207,860
*	Meridian Resource Corp.	14,936	40,477
*	Mitcham Industries, Inc.	1,600	24,448
	Murphy Oil Corp.	24,698	1,939,534
*	NATCO Group, Inc. Class A	2,630	133,315
* #	National Coal Corp.	4,300	35,776
*	National-Oilwell, Inc.	51,697	3,811,620
*	Natural Gas Services Group	1,600	41,504
*	Newfield Exploration Co.	18,189	822,507

14

*	Newpark Resources, Inc.	13,622	116,877
	Noble Corp.	35,390	1,779,763
	Noble Energy, Inc.	22,761	1,632,647
* #	Northern Oil & Gas, Inc.	1,900	14,060
	Occidental Petroleum Corp.	105,779	8,394,621
* #	Oceaneering International, Inc.	7,269	453,658
*	Oil States International, Inc.	6,619	368,215
* #	OMNI Energy Services Corp.	4,100	18,040
	Overseas Shipholding Group, Inc.	4,100	294,134
* #	Pacific Ethanol, Inc.	3,100	6,386
	Panhandle Royalty Co.	1,200	43,440
*	Parallel Petroleum Corp.	5,265	69,709
* #	Parker Drilling Co.	16,694	154,753
	Patterson-UTI Energy, Inc.	20,095	571,100
	Peabody Energy Corp.	34,210	2,153,519
#	Penn Virginia Corp.	5,500	363,990
*	Petrohawk Energy Corp.	25,064	867,465
*	Petroleum Development Corp.	2,200	133,738
* #	PetroQuest Energy, Inc.	7,300	134,977
* #	PHI, Inc. Non-Voting	1,900	72,979
*	Pioneer Drilling Co.	7,265	121,761
	Pioneer Natural Resources Co.	16,481	1,041,105
*	Plains Exploration & Production Co.	16,335	880,456
* #	PowerSecure International, Inc.	3,200	25,856
*	Pride International, Inc.	23,627	907,513
* #	Quest Resource Corp.	3,600	17,316
*	Quicksilver Resources, Inc.	20,266	490,235
#	Range Resources Corp.	20,096	932,856
	Rowan Companies, Inc.	15,538	573,974
#	RPC, Inc.	13,100	238,813
	Schlumberger, Ltd.	139,400	13,134,268
*	SEACOR Holdings, Inc.	2,920	257,398
	Smith International, Inc.	27,865	1,942,210
*	Southwestern Energy Co.	44,468	1,706,237
	Spectra Energy Corp.	61,282	1,621,522
	St. Mary Land & Exploration Co.	8,200	346,204
* #	Stone Energy Corp.	5,391	257,016
* #	SulphCo, Inc.	9,200	26,864
	Sunoco, Inc.	14,385	638,406
*	Superior Energy Services, Inc.	10,621	499,612
* #	Superior Well Services, Inc.	3,117	102,736
*	Swift Energy Corp.	4,330	202,254
* #	T-3 Energy Services, Inc.	1,620	90,445
#	Tesoro Petroleum Corp.	13,200	244,860
* #	Teton Energy Corp.	2,600	10,530
*	TETRA Technologies, Inc.	10,225	226,381
*	TGC Industries, Inc.	2,350	17,108
	The Williams Companies, Inc.	66,400	2,051,096
	Tidewater, Inc.	7,160	434,397
* #	Toreador Resources Corp.	3,300	28,545
* #	Trico Marine Services, Inc.	2,200	52,250
*	Tri-Valley Corp.	3,900	27,378
* #	TXCO Resources, Inc.	5,200	62,972
*	Union Drilling, Inc.	3,300	46,926
*	Unit Corp.	6,446	436,588

15

*	Uranium Resources, Inc.	6,100	14,030
#	USEC, Inc.	5,400	31,104
*	VAALCO Energy, Inc.	9,200	72,036
	Valero Energy Corp.	64,194	2,231,383
* #	Venoco, Inc.	4,252	71,689
* #	VeraSun Energy Corp.	12,380	71,309
* #	Verenium Corp.	4,600	10,396
	W&T Offshore, Inc.	10,533	370,340
* #	Warren Resources, Inc.	9,100	102,739
*	Weatherford International, Ltd.	86,840	3,350,287
* #	Westmoreland Coal Co.	1,200	24,216
*	Whiting Petroleum Corp.	5,650	543,756
	World Fuel Services Corp.	3,100	89,311
#	XTO Energy, Inc.	70,401	3,548,914
Total Energy			223,765,692

Financials — (12.2%)
	1st Source Corp.	3,290	71,492
	21st Century Holding Co.	1,200	8,052
#	Abington Bancorp, Inc.	3,523	34,842
	Advance America Cash Advance Centers, Inc.	9,200	45,264
	Advanta Corp. Class A	1,800	11,736
#	Advanta Corp. Class B	3,890	29,681
* #	Affiliated Managers Group, Inc.	5,256	500,476
	AFLAC, Inc.	60,773	3,445,829
* #	Allegheny Corp.	1,045	334,400
	Allstate Corp.	67,386	3,041,130
* #	Alphatec Holdings, Inc.	5,100	24,429
* #	AmComp, Inc.	1,800	21,600
	Amcore Financial, Inc.	1,016	8,939
	American Bancorp of New Jersey, Inc.	2,100	22,197
#	American Capital, Ltd.	24,650	535,891
#	American Equity Investment Life Holding Co.	6,690	61,481
	American Express Co.	149,740	5,941,683
	American Financial Group, Inc.	15,000	427,950
	American International Group, Inc.	303,567	6,523,655
	American National Insurance Co.	3,256	310,785
#	American Physicians Capital, Inc.	900	38,070
	American River Bankshares	840	8,770
#	American West Bancorporation	2,033	3,497
* #	AmeriCredit Corp.	10,100	106,858
	Ameriprise Financial, Inc.	27,944	1,256,083
	Ameris Bancorp	1,900	22,838
*	Amerisafe, Inc.	2,988	55,248
* #	AmeriServe Financial, Inc.	2,300	6,509
	AmTrust Financial Services, Inc.	7,900	111,074
#	Anchor Bancorp Wisconsin, Inc.	372	2,857
	AON Corp.	39,635	1,882,266
	Arrow Financial Corp.	1,596	39,389
#	Asset Acceptance Capital Corp.	4,700	50,948
	Associated Banc-Corp.	17,929	313,757
	Assurant, Inc.	15,545	908,294
#	ASTA Funding, Inc.	1,700	14,076
#	Astoria Financial Corp.	12,090	264,166
	Atlantic Coast Federal Corp.	1,799	14,212

16

*	B of I Holding, Inc.	900	5,661
	BancFirst Corp.	2,200	105,908
	BancorpSouth, Inc.	10,803	248,685
	BancTrust Financial Group, Inc.	2,903	24,501
	Bank Mutual Corp.	6,600	79,530
	Bank of America Corp.	549,203	17,102,181
* #	Bank of Florida Corp.	1,400	11,116
	Bank of Granite Corp.	1,606	12,302
	Bank of Hawaii Corp.	6,100	322,568
	Bank of New York Mellon Corp.	148,096	5,125,603
	Bank of the Ozarks, Inc.	900	20,133
#	BankAtlantic Bancorp, Inc. Class A	3,300	6,138
	BankFinancial Corp.	1,200	17,904
#	BankUnited Financial Corp. Class A	100	119
#	Banner Corp.	1,600	16,912
#	BB&T Corp.	62,153	1,864,590
	Benjamin Franklin Bancorp, Inc.	700	8,435
	Berkshire Hills Bancorp, Inc.	1,168	31,069
*	BGC Partners, Inc. Class A	4,778	31,487
	Blackrock, Inc.	15,110	3,282,647
	BOK Financial Corp.	8,929	388,947
#	Boston Private Financial Holdings, Inc.	5,100	45,594
* #	Broadopoint Securities Group, Inc.	7,695	25,778
	Brookline Bancorp, Inc.	8,400	86,352
#	Brooklyn Federal Bancorp, Inc.	100	1,500
	Brown & Brown, Inc.	14,760	299,333
	Cadence Financial Corp.	1,800	16,542
#	Camden National Corp.	900	29,151
#	Capital City Bank Group, Inc.	2,796	67,747
#	Capital Corp. of the West	1,400	4,452
	Capital One Financial Corp.	33,001	1,456,664
	Capital Southwest Corp.	244	32,706
#	Capitol Bancorp, Ltd.	2,400	36,888
	Capitol Federal Financial	9,689	423,603
	Cardinal Financial Corp.	4,100	34,809
	Cascade Financial Corp.	600	5,508
	Cash America International, Inc.	4,235	175,287
#	Cathay General Bancorp	5,189	100,459
*	CB Richard Ellis Group, Inc.	25,800	337,206
	Center Bancorp, Inc.	1,708	18,054
	Center Financial Corp.	2,200	29,634
*	Central Jersey Bancorp	1,260	9,815
#	Central Pacific Financial Corp.	4,000	47,600
	Chubb Corp.	46,814	2,247,540
	Cincinnati Financial Corp.	19,151	567,636
	CIT Group, Inc.	21,740	224,139
	Citigroup, Inc.	572,709	10,875,744
	Citizens Community Bancorp, Inc.	600	4,764
	Citizens First Bancorp, Inc.	500	2,180
#	Citizens Republic Bancorp, Inc.	9,314	34,182
* #	Citizens, Inc.	6,415	45,675
	City Holding Co.	2,200	91,982
	City National Corp.	6,300	311,787
#	Clifton Savings Bancorp, Inc.	4,183	46,097
	CME Group, Inc.	10,100	3,387,338

17

	CNA Financial Corp.	30,349	850,986
*	CNA Surety Corp.	6,500	104,455
#	CoBiz Financial, Inc.	2,100	22,533
#	Cohen & Steers, Inc.	5,600	162,960
	Columbia Banking System, Inc.	1,855	25,970
	Comerica, Inc.	20,100	564,609
*	Command Security Corp.	631	2,234
	Commerce Bancshares, Inc.	9,059	407,655
* #	Community Bancorp	200	1,052
	Community Bank System, Inc.	3,287	74,286
	Community Trust Bancorp, Inc.	2,090	70,099
	Compass Diversified Holdings	712	9,142
* #	CompuCredit Corp.	5,700	29,583
*	Conseco, Inc.	14,495	130,020
#	Consolidated-Tokoma Land Co.	800	33,032
* #	Consumer Portfolio Services, Inc.	623	1,339
*	Core-Mark Holding Co., Inc.	1,600	47,200
#	Corus Bankshares, Inc.	7,939	31,518
*	Cowen Group, Inc.	600	5,508
*	Crescent Financial Corp.	1,840	11,831
	Cullen Frost Bankers, Inc.	7,720	429,850
#	CVB Financial Corp.	13,213	142,040
*	Dearborn Bancorp, Inc.	105	483
	Delphi Financial Group, Inc. Class A	5,320	142,736
* #	Diamond Hill Investment Group, Inc.	293	26,645
	Dime Community Bancshares	4,900	80,458
	Discover Financial Services	63,610	1,046,384
* #	Dollar Financial Corp.	3,000	54,840
	Donegal Group, Inc. Class A	2,697	48,492
* #	E*TRADE Financial Corp.	48,100	153,920
#	East West Bancorp, Inc.	6,600	82,302
	Eastern Insurance Holdings, Inc.	1,500	22,860
	Eaton Vance Corp.	14,925	532,972
	EMC Insurance Group, Inc.	1,000	24,300
	Employers Holdings, Inc.	8,100	140,778
*	Encore Bancshares, Inc.	200	3,314
* #	Encore Capital Group, Inc.	3,200	40,640
#	Enterprise Financial Services Corp.	1,783	33,449
	Erie Indemnity Co.	6,894	318,847
	ESSA Bancorp, Inc.	2,588	34,627
*	Exlservice Holdings, Inc.	3,600	39,240
	F.N.B. Corp.	4,253	49,718
	FBL Financial Group, Inc. Class A	4,182	95,977
* #	FCStone Group, Inc.	7,100	148,461
	Federal Agriculture Mortgage Corp. Class C	300	8,790
	Federated Investors, Inc.	13,250	443,080
	Fidelity National Financial, Inc.	28,199	395,632
	Fidelity Southern Corp.	1,000	3,950
#	Fifth Third Bancorp	75,506	1,191,485
	Financial Federal Corp.	3,950	98,631
	Financial Institutions, Inc.	50	878
*	First Acceptance Corp.	7,000	22,960
	First American Corp.	12,400	313,348
#	First Bancorp	1,900	28,500
#	First Busey Corp.	5,181	73,363

18

*	First Cash Financial Services, Inc.	4,200	77,826
	First Citizens BancShares, Inc.	100	14,842
#	First Commonwealth Financial Corp.	11,190	127,902
#	First Community Bancshares, Inc.	1,500	47,895
	First Defiance Financial Corp.	2,382	39,041
	First Financial Bancorp	3,894	50,700
	First Financial Bankshares, Inc.	2,790	136,905
	First Financial Corp.	1,700	70,516
	First Financial Holdings, Inc.	400	8,736
#	First Horizon National Corp.	14,700	165,081
#	First Marblehead Corp.	10,350	42,642
	First Merchants Corp.	1,745	33,661
*	First Mercury Financial Corp.	400	5,892
#	First Midwest Bancorp, Inc.	5,600	125,328
	First Niagara Financial Group, Inc.	16,396	245,284
	First Place Financial Corp.	1,100	11,176
* #	First Regional Bancorp	1,800	9,216
	First Security Group, Inc.	1,000	7,890
#	First South Bancorp, Inc.	1,991	35,181
#	First State Bancorporation	274	1,565
* #	FirstCity Financial Corp.	1,302	8,124
	FirstMerit Corp.	11,240	227,498
#	Flagstar Bancorp, Inc.	16,600	73,538
	Flushing Financial Corp.	3,100	53,909
	FNB United Corp.	1,207	9,077
	Forest City Enterprises, Inc. Class A	6,004	172,675
	Forest City Enterprises, Inc. Class B	3,286	94,407
*	Forestar Real Estate Group, Inc.	100	2,016
*	FPIC Insurance Group, Inc.	1,000	51,660
	Franklin Resources, Inc.	30,843	3,223,093
#	Frontier Financial Corp.	6,500	72,475
	Fulton Financial Corp.	17,509	186,646
*	GAINSCO, Inc.	460	1,380
	Gallagher (Arthur J.) & Co.	12,339	326,737
	GAMCO Investors, Inc.	1,148	54,415
#	Gateway Financial Holdings, Inc.	2,100	14,469
	Genworth Financial, Inc.	58,040	931,542
	German American Bancorp, Inc.	1,900	24,681
	GFI Group, Inc.	14,400	167,040
#	Glacier Bancorp, Inc.	7,684	163,823
#	Great Southern Bancorp, Inc.	1,295	13,429
#	Greene Bancshares, Inc.	1,500	23,175
#	Greenhill & Co., Inc.	3,500	231,350
	Grubb & Ellis Co.	8,130	28,211
*	Guaranty Bancorp	7,400	41,662
*	Hallmark Financial Services, Inc.	2,700	24,921
	Hancock Holding Co.	3,900	191,295
#	Hanmi Financial Corp.	1,700	8,687
	Hanover Insurance Group, Inc.	6,430	303,689
	Harleysville Group, Inc.	4,195	152,153
	Harleysville National Corp.	4,447	65,371
* #	Harris & Harris Group, Inc.	1,000	7,320
	Hartford Financial Services Group, Inc.	33,830	2,133,996
	HCC Insurance Holdings, Inc.	13,725	345,595
#	Heartland Financial USA, Inc.	1,300	27,989

19

	Heritage Commerce Corp.	1,800	21,636
	Heritage Financial Corp.	905	12,779
	Heritage Financial Group	1,785	18,903
*	HFF, Inc.	400	1,992
	Hilb Rogal Hamilton Co.	4,900	223,195
*	Hilltop Holdings, Inc.	3,700	38,517
	Home Bancshares, Inc.	2,684	64,518
	Home Federal Bancorp, Inc.	2,731	30,041
	HopFed Bancorp, Inc.	200	2,418
	Horace Mann Educators Corp.	2,800	41,720
#	Horizon Financial Corp.	2,100	17,115
*	HouseValues, Inc.	2,600	7,332
	Hudson City Bancorp, Inc.	70,566	1,301,237
	Huntington Bancshares, Inc.	21,314	156,018
	IBERIABANK Corp.	1,925	104,393
#	Imperial Capital Bancorp, Inc.	300	2,682
	Independence Holding Co.	2,500	32,850
	Independent Bank Corp. (MA)	2,295	63,480
	Independent Bank Corp. (MI)	3,263	24,179
	Infinity Property & Casualty Corp.	800	37,200
	Integra Bank Corp.	2,600	16,666
*	IntercontinentalExchange, Inc.	8,717	767,358
* #	International Assets Holding Corp.	1,100	31,240
	International Bancshares Corp.	9,240	238,762
	Intervest Bancshares Corp.	1,300	10,348
*	Investment Technology Group, Inc.	6,054	193,728
*	Investors Bancorp, Inc.	15,700	229,691
#	Irwin Financial Corp.	2,000	7,820
	Janus Capital Group, Inc.	20,600	555,582
#	Jefferies Group, Inc.	15,260	293,145
#	Jones Lang LaSalle, Inc.	4,200	209,160
	JPMorgan Chase & Co.	443,442	17,068,083
*	KBW, Inc.	700	20,678
	Kearny Financial Corp.	10,000	138,900
	KeyCorp	63,007	756,714
	K-Fed Bancorp	435	4,411
*	Knight Capital Group, Inc.	13,300	229,292
#	Lakeland Bancorp, Inc.	3,635	42,893
	Lakeland Financial Corp.	2,100	42,777
	LandAmerica Financial Group, Inc.	2,040	34,966
	Legacy Bancorp, Inc.	1,200	16,548
	Legg Mason, Inc.	16,470	733,409
	Lehman Brothers Holdings, Inc.	59,490	957,194
	Leucadia National Corp.	31,010	1,435,453
#	Life Partners Holdings, Inc.	1,400	40,544
	Lincoln National Corp.	31,237	1,585,590
*	Liquidity Services, Inc.	3,400	37,264
	LNB Bancorp, Inc.	840	7,216
	Loews Corp.	74,856	3,250,996
* #	Loopnet, Inc.	3,700	39,442
#	M&T Bank Corp.	13,938	994,337
#	Macatawa Bank Corp.	1,810	14,643
	MainSource Financial Group, Inc.	2,414	43,718
* #	Markel Corp.	1,408	520,960
*	MarketAxess Holdings, Inc.	3,500	35,175

20

* #	Marlin Business Services, Inc.	1,500	11,460
	Marsh & McLennan Companies, Inc.	67,965	2,170,122
	Marshall & Ilsley Corp.	32,612	502,225
#	Mastercard, Inc.	12,140	2,944,557
	MB Financial, Inc.	5,050	140,541
	MBT Financial Corp.	2,100	9,555
	MCG Capital Corp.	5,600	19,488
	Meadowbrook Insurance Group, Inc.	8,012	53,680
	Medallion Financial Corp.	3,200	33,216
	Mercantile Bank Corp.	105	904
	Mercer Insurance Group, Inc.	1,116	18,526
	Merchants Bancshares, Inc.	894	20,562
	Mercury General Corp.	7,516	382,865
* #	Meridian Interstate Bancorp, Inc.	100	964
	Merrill Lynch & Co., Inc.	105,392	2,987,863
#	MetLife, Inc.	91,830	4,977,186
#	Midwest Banc Holdings, Inc.	4,200	23,394
#	Moody’s Corp.	30,650	1,246,229
	Morgan Stanley	165,450	6,755,323
*	Move, Inc.	19,258	51,997
#	Nara Bancorp, Inc.	3,100	33,945
*	NASDAQ Stock Market, Inc.	26,130	854,190
#	National City Corp.	79,211	399,223
	National Interstate Corp.	2,500	48,575
	National Penn Bancshares, Inc.	11,537	164,748
	Nationwide Financial Services, Inc.	5,400	277,776
*	Navigators Group, Inc.	2,300	120,520
	NBT Bancorp, Inc.	4,484	112,504
#	Nelnet, Inc. Class A	3,640	57,221
	New England Bancshares, Inc.	1,000	10,355
	New Westfield Financial, Inc.	1,800	18,396
	New York Community Bancorp, Inc.	45,555	751,202
	NewAlliance Bancshares, Inc.	16,500	226,215
	NewBridge Bancorp	1,600	9,584
* #	NexCen Brands, Inc.	40	15
*	Nexity Financial Corp.	300	627
	Northeast Community Bancorp, Inc.	1,876	18,948
	Northern Trust Corp.	27,450	2,206,705
	Northrim Bancorp, Inc.	600	9,942
	Northwest Bancorp, Inc.	7,000	194,180
	NYMAGIC, Inc.	400	8,672
	NYSE Euronext	32,000	1,298,880
	OceanFirst Financial Corp.	1,926	34,764
	Odyssey Re Holdings Corp.	9,400	354,944
#	Old National Bancorp	9,575	166,892
	Old Republic International Corp.	31,587	345,246
#	Old Second Bancorp, Inc.	1,800	30,474
	optionsXpress Holding, Inc.	8,450	194,941
* #	Oritani Financial Corp.	6,047	101,952
#	Pacific Capital Bancorp	6,533	96,100
	Pacific Mercantile Bancorp	1,596	10,853
#	PacWest Bancorp	3,693	83,757
	Park National Corp.	2,100	128,730
#	Peapack-Gladstone Financial Corp.	1,170	34,316
*	Pennsylvania Commerce Bancorp, Inc.	200	5,592

21

*	Penson Worldwide, Inc.	2,600	43,810
	Peoples Bancorp, Inc.	1,400	28,756
	People’s United Financial, Inc.	44,683	800,719
*	Philadelphia Consolidated Holding Corp.	8,740	522,040
*	Pico Holdings, Inc.	2,941	140,109
* #	Pinnacle Financial Partners, Inc.	3,600	91,152
*	Piper Jaffray Companies, Inc.	1,004	38,162
*	PMA Capital Corp. Class A	1,000	9,490
#	PMI Group, Inc.	1,614	5,794
	PNC Financial Services Group, Inc.	44,759	3,220,410
* #	Portfolio Recovery Associates, Inc.	2,100	89,334
#	Preferred Bank	500	4,885
	Presidential Life Corp.	1,100	19,800
	Principal Financial Group, Inc.	32,014	1,465,921
#	PrivateBancorp, Inc.	4,200	128,688
*	ProAssurance Corp.	4,200	226,380
	Progressive Corp.	89,885	1,660,176
	Prosperity Bancshares, Inc.	6,400	204,608
	Protective Life Corp.	9,500	344,755
#	Provident Bankshares Corp.	4,186	32,400
	Provident Financial Holdings, Inc.	100	634
	Provident Financial Services, Inc.	7,066	107,756
	Provident New York Bancorp	6,130	84,839
	Prudential Financial, Inc.	53,179	3,919,824
	QC Holdings, Inc.	2,796	17,699
	Rainier Pacific Financial Group, Inc.	700	5,138
#	Raymond James Financial, Inc.	15,573	480,116
	Regions Financial Corp.	85,752	794,921
#	Reinsurance Group of America, Inc.	8,500	409,360
	Renasant Corp.	2,900	54,839
	Republic Bancorp, Inc. Class A	105	3,111
	Resource America, Inc.	2,300	28,405
	Riverview Bancorp, Inc.	1,705	11,100
	RLI Corp.	3,330	186,180
	Rockville Financial, Inc.	1,800	26,046
#	Roma Financial Corp.	3,300	50,127
	Rome Bancorp, Inc.	597	6,448
	S&T Bancorp, Inc.	2,732	91,686
#	S.Y. Bancorp, Inc.	2,030	57,327
	SAFECO Corp.	9,800	662,480
	Safety Insurance Group, Inc.	2,500	107,500
#	Sanders Morris Harris Group, Inc.	3,018	31,689
#	Sandy Spring Bancorp, Inc.	2,500	44,750
	SCBT Financial Corp.	1,183	40,021
	Schwab (Charles) Corp.	144,407	3,464,324
*	Seabright Insurance Holdings	2,900	35,206
	Seacoast Banking Corp. of Florida	2,900	25,462
#	Security Bank Corp.	3,328	12,613
	SEI Investments Co.	24,368	575,572
	Selective Insurance Group, Inc.	7,200	173,808
	SI Financial Group, Inc.	1,500	14,400
*	Signature Bank	3,400	100,538
#	Simmons First National Corp. Class A	1,872	53,202
*	SLM Corp.	15,600	257,556
#	Smithtown Bancorp, Inc.	1,563	29,713

22

	Somerset Hills Bancorp	945	8,552
#	South Financial Group, Inc.	5,601	38,087
	Southern Community Financial Corp.	900	4,383
#	Southside Bancshares, Inc.	1,707	37,127
	Southwest Bancorp, Inc.	2,300	38,732
	Sovereign Bancorp, Inc.	51,925	501,595
*	Specialty Underwriters’ Alliance, Inc.	792	4,158
	StanCorp Financial Group, Inc.	6,400	313,664
	State Auto Financial Corp.	5,940	183,368
	State Bancorp, Inc.	822	12,207
	State Street Corp.	51,944	3,515,050
	StellarOne Corp.	2,570	43,150
	Sterling Bancorp	2,724	42,467
	Sterling Bancshares, Inc.	9,900	97,416
#	Sterling Financial Corp.	4,111	41,891
	Stewart Information Services Corp.	2,175	40,694
* #	Stifel Financial Corp.	3,747	153,140
	Student Loan Corp.	2,472	291,474
	Suffolk Bancorp	1,300	46,189
* #	Sun American Bancorp	200	404
*	Sun Bancorp, Inc.	2,177	25,689
	SunTrust Banks, Inc.	42,052	1,761,558
* #	Superior Bancorp	975	6,552
#	Susquehanna Bancshares, Inc.	11,342	181,245
* #	Susser Holdings Corp.	100	1,871
* #	SVB Financial Group	4,200	235,410
	SWS Group, Inc.	3,900	78,702
	Synovus Financial Corp.	44,015	404,938
	T. Rowe Price Group, Inc.	33,636	1,996,633
	Taylor Capital Group, Inc.	1,330	14,404
#	TCF Financial Corp.	16,896	266,112
* #	TD Ameritrade Holding Corp.	77,204	1,577,278
* #	Tejon Ranch Co.	2,400	82,104
#	Temecula Valley Bancorp, Inc.	700	3,612
*	Tennessee Commerce Bancorp, Inc.	700	11,123
*	Texas Capital Bancshares, Inc.	4,203	65,609
#	TFS Financial Corp.	39,040	477,069
*	The Bancorp, Inc.	1,500	6,900
#	The Colonial BancGroup, Inc.	17,700	111,864
#	The Goldman Sachs Group, Inc.	51,690	8,475,609
	The Phoenix Companies, Inc.	4,100	48,831
#	The St. Joe Corp.	11,425	425,810
	The Travelers Companies, Inc.	78,310	3,458,170
	Thomas Properties Group, Inc.	2,300	22,149
* #	Thomas Weisel Partners Group, Inc.	850	5,202
#	TIB Financial Corp.	909	6,363
	Tompkins Financial Corp.	1,449	65,611
	Torchmark Corp.	12,328	736,475
	Tower Group, Inc.	3,400	71,230
*	Tradestation Group, Inc.	6,540	65,662
	Transatlantic Holdings, Inc.	8,927	536,513
*	Tree.com, Inc.	1,041	7,912
	Trico Bancshares	462	7,595
#	TrustCo Bank Corp. (NY)	10,000	97,800
#	Trustmark Corp.	7,049	135,270

23

	U.S. Bancorp	227,580	7,250,699
	UCBH Holdings, Inc.	11,900	69,615
	UMB Financial Corp.	5,500	286,165
#	Umpqua Holdings Corp.	7,245	101,140
	Union Bankshares Corp.	1,700	38,607
	UnionBanCal Corp.	16,275	1,199,142
	United Bankshares, Inc.	6,100	157,075
#	United Community Banks, Inc.	3,350	39,396
	United Community Financial Corp.	4,500	16,245
	United Financial Bancorp, Inc.	2,642	33,791
	United Fire & Casualty Co.	3,900	115,986
*	United PanAm Financial Corp.	1,873	6,949
#	United Security Bancshares (CA)	1,806	26,133
	United Western Bancorp, Inc.	1,300	14,131
	Unitrin, Inc.	7,800	199,134
* #	Universal American Corp.	4,871	64,151
	Universal Insurance Holdings, Inc.	4,200	15,666
	Univest Corporation of Pennsylvania	1,893	54,689
	Unum Group	46,998	1,194,219
#	Valley National Bancorp	15,693	314,017
	ViewPoint Financial Group	4,000	65,560
#	Vineyard National Bancorp Co.	1,425	955
* #	Virginia Commerce Bancorp, Inc.	2,843	15,011
	W. R. Berkley Corp.	23,280	548,477
	Wachovia Corp.	170,411	2,707,831
	Waddell & Reed Financial, Inc.	11,500	370,300
#	Washington Federal, Inc.	12,007	206,881
	Washington Trust Bancorp, Inc.	700	17,199
* #	Waterstone Financial, Inc.	1,267	12,455
	Webster Financial Corp.	7,545	160,859
	Wells Fargo & Co.	424,433	12,847,587
	Wesbanco, Inc.	2,764	68,492
	Wesco Financial Corp.	888	329,448
#	West Bancorporation	2,633	31,938
	West Coast Bancorp	2,100	23,058
#	Westamerica Bancorporation	3,900	199,680
* #	Western Alliance Bancorp	2,800	36,400
	Westwood Holdings Group, Inc.	1,000	48,100
	White Mountains Insurance Group, Ltd.	1,397	660,641
#	Whitney Holding Corp.	6,200	134,230
	Willow Financial Bancorp, Inc.	2,570	25,494
#	Wilmington Trust Corp.	6,500	152,555
#	Wilshire Bancorp, Inc.	3,728	50,589
	Wintrust Financial Corp.	3,450	80,212
* #	World Acceptance Corp.	2,200	85,844
#	Yadkin Valley Financial Corp.	1,700	27,795
	Zenith National Insurance Corp.	4,400	168,036
#	Zions Bancorporation	14,640	392,938
* #	ZipRealty, Inc.	3,331	15,089
Total Financials			238,085,450

Health Care — (12.0%)
*	A.D.A.M., Inc.	1,400	9,086
*	Abaxis, Inc.	2,900	57,681
	Abbott Laboratories	201,235	11,556,926

24

* #	Abiomed, Inc.	4,400	79,288
*	Abraxis Bioscience, Inc.	419	30,796
* #	Acadia Pharmaceuticals, Inc.	5,263	13,421
*	Accelrys, Inc.	3,715	19,058
* #	Accentia Biopharmaceuticals, Inc.	2	2
* #	Achillion Pharmaceuticals, Inc.	666	1,745
* #	Acorda Therapeutics, Inc.	5,600	157,640
*	Adolor Corp.	7,438	24,248
* #	Advanced Medical Optics, Inc.	7,562	163,566
	Aetna, Inc.	63,305	2,730,978
* #	Affymetrix, Inc.	9,290	79,708
*	Air Methods Corp.	1,700	49,079
* #	Akorn, Inc.	11,693	56,711
*	Albany Molecular Research, Inc.	4,200	73,206
*	Alexion Pharmaceuticals, Inc.	10,100	455,308
*	Alexza Pharmaceuticals, Inc.	4,200	22,302
* #	Align Technology, Inc.	400	5,216
*	Alkermes, Inc.	12,670	169,398
#	Allergan, Inc.	39,090	2,183,958
*	Alliance Imaging, Inc.	5,000	58,050
*	Allied Healthcare International, Inc.	6,736	15,291
*	Allion Healthcare, Inc.	2,000	13,820
* #	Allos Therapeutics, Inc.	9,100	84,903
* #	Allscripts Healthcare Solutions, Inc.	7,700	110,418
* #	Almost Family, Inc.	1,200	54,252
* #	Alnylam Pharmaceuticals, Inc.	5,300	157,145
#	Alpharma, Inc. Class A	6,600	235,620
*	Altus Pharmaceuticals, Inc.	100	159
* #	Amag Pharmaceuticals, Inc.	2,100	81,249
*	Amedisys, Inc.	3,534	188,079
*	America Services Group, Inc.	1,200	13,008
*	American Caresource Holding, Inc.	400	3,228
*	American Dental Partners, Inc.	2,637	32,962
* #	American Medical Systems Holdings, Inc.	9,800	174,440
* #	AMERIGROUP Corp.	7,500	194,100
	AmerisourceBergen Corp.	21,830	895,248
*	Amgen, Inc.	134,170	8,432,584
*	AMICAS, Inc.	5,900	17,287
*	AMN Healthcare Services, Inc.	4,600	87,400
*	Amsurg Corp.	4,146	112,398
* #	Amylin Pharmaceuticals, Inc.	16,007	351,834
*	Anadys Pharmaceuticals, Inc.	500	1,320
	Analogic Corp.	2,000	135,400
* #	Anesiva, Inc.	2,800	6,132
*	AngioDynamics, Inc.	3,100	50,933
*	Anika Therapeutics, Inc.	1,588	13,546
*	APP Pharmaceuticals, Inc.	17,749	420,119
	Applied Biosystems, Inc.	22,300	813,727
*	Apria Healthcare Group, Inc.	5,793	114,586
* #	Ardea Biosciences, Inc.	900	11,988
* #	Arena Pharmaceuticals, Inc.	10,351	62,831
* #	Ariad Pharmaceuticals, Inc.	8,000	24,880
*	Arqule, Inc.	6,700	23,584
*	Array BioPharma, Inc.	6,100	49,837
* #	Arthrocare Corp.	2,800	71,792

25

* #	Aspect Medical Systems, Inc.	1,900	9,937
*	Assisted Living Concepts, Inc.	7,044	49,872
*	AtriCure, Inc.	2,483	25,451
*	ATS Medical, Inc.	9,006	26,658
* #	Auxilium Pharmaceuticals, Inc.	5,400	212,274
*	Avalon Pharmaceuticals, Inc.	2,834	1,559
* #	AVANT Immunotherapeutics, Inc.	2,100	29,043
*	Avigen, Inc.	2,900	11,832
#	Bard (C.R.), Inc.	12,930	1,208,308
*	Barr Laboratories, Inc.	14,325	967,510
	Baxter International, Inc.	81,321	5,510,311
	Beckman Coulter, Inc.	8,300	612,706
	Becton Dickinson & Co.	31,500	2,752,470
* #	BioCryst Pharmaceuticals, Inc.	4,597	15,492
*	Biogen Idec, Inc.	37,775	1,923,881
*	Bio-Imaging Technologies, Inc.	2,162	17,101
* #	BioLase Technology, Inc.	2,300	5,888
* #	BioMarin Pharmaceutical, Inc.	12,250	369,215
*	BioMimetic Therapeutics, Inc.	2,600	29,952
*	Bio-Rad Laboratories, Inc. Class A	3,713	399,519
*	Bio-Reference Laboratories, Inc.	1,800	50,994
* #	BioSante Pharmaceuticals, Inc.	3,800	19,646
*	BioScrip, Inc.	5,400	21,708
*	BioSphere Medical, Inc.	2,293	9,608
*	Boston Scientific Corp.	193,670	2,432,495
* #	Bovie Medical Corp.	2,444	17,841
	Bristol-Myers Squibb Co.	257,340	5,491,636
#	Brookdale Senior Living, Inc.	3,994	88,068
*	Bruker BioSciences Corp.	23,142	357,312
* #	BSD Medical Corp.	2,800	22,260
* #	Cadence Pharmaceuticals, Inc.	3,100	30,721
* #	Caliper Life Sciences, Inc.	6,874	20,553
	Cambrex Corp.	3,000	19,470
*	Candela Corp.	2,400	7,344
*	Cantel Medical Corp.	2,444	23,438
*	Caraco Pharmaceutical Laboratories, Ltd.	3,900	62,790
*	Cardiac Science Corp.	3,085	31,621
* #	Cardica, Inc.	2,000	16,280
	Cardinal Health, Inc.	47,152	2,592,417
* #	Cardium Therapeutics, Inc.	3,900	7,995
*	CAS Medical Systems, Inc.	1,900	6,327
* #	Celera Corp.	11,800	165,200
*	Celgene Corp.	58,090	4,025,637
* #	Cell Genesys, Inc.	9,700	9,506
*	Centene Corp.	6,100	137,738
* #	Cephalon, Inc.	8,695	666,211
* #	Cepheid, Inc.	7,300	135,780
*	Cerner Corp.	10,500	483,525
*	Cerus Corp.	600	2,676
*	Charles River Laboratories International, Inc.	9,335	612,469
	Chemed Corp.	3,200	139,968
	Cigna Corp.	36,600	1,532,808
* #	Cleveland Biolabs, Inc.	1,800	8,964
* #	Clinical Data, Inc.	2,716	44,895
* #	Columbia Laboratories, Inc.	6,900	25,185

26

* #	Combimatrix Corp.	1,107	15,897
* #	Combinatorx, Inc.	3,268	10,327
* #	Community Health Systems, Inc.	13,121	452,806
	Computer Programs & Systems, Inc.	1,753	47,559
* #	Conceptus, Inc.	3,500	59,150
* #	Conmed Corp.	3,785	120,969
*	Continucare Corp.	6,400	16,256
#	Cooper Companies, Inc.	5,065	186,544
*	Corvel Corp.	1,650	48,031
* #	Covance, Inc.	8,239	777,267
*	Coventry Health Care, Inc.	20,526	718,821
* #	CPEX Pharmaceuticals, Inc.	330	5,448
*	Cross Country Healthcare, Inc.	4,000	62,680
*	CryoLife, Inc.	4,000	63,120
*	Cubist Pharmaceuticals, Inc.	6,390	140,772
* #	Cutera, Inc.	1,500	16,755
* #	CV Therapeutics, Inc.	8,500	97,665
* #	Cyberonics, Inc.	3,800	81,510
*	Cyclacel Pharmaceuticals, Inc.	3,090	5,191
*	Cynosure, Inc. Class A	1,468	36,377
* #	Cypress Bioscience, Inc.	5,400	37,044
*	Cytokinetics, Inc.	4,300	22,360
*	Cytomedix, Inc.	1,031	794
* #	Cytori Therapeutics, Inc.	4,500	28,755
	Datascope Corp.	2,228	111,400
*	DaVita, Inc.	13,870	795,999
* #	Dendreon Corp.	12,900	75,852
	Dentsply International, Inc.	19,441	761,893
* #	DepoMed, Inc.	6,600	28,842
* #	Dexcom, Inc.	4,400	30,272
*	Dialysis Corporation of America	2,100	16,527
*	Digirad Corp.	1,600	2,528
* #	Dionex Corp.	2,300	149,937
* #	Durect Corp.	2,500	13,250
* #	DUSA Pharmaceuticals, Inc.	1,900	3,154
* #	Dyax Corp.	4,400	21,120
* #	Dynavax Technologies Corp.	6,100	10,004
* #	Eclipsys Corp.	5,500	122,705
* #	Edwards Lifesciences Corp.	7,600	449,996
	Eli Lilly & Co.	141,985	6,623,600
* #	Emergency Medical Services Corp. Class A	1,900	63,232
*	Emergent Biosolutions, Inc.	3,579	49,605
* #	Emeritus Corp.	4,794	106,523
* #	Emisphere Technologies, Inc.	4,334	15,819
*	Encision, Inc.	100	170
* #	Endo Pharmaceuticals Holdings, Inc.	28,220	641,158
*	Endologix, Inc.	4,700	12,784
* #	Enzo Biochem, Inc.	4,666	60,425
* #	Enzon Pharmaceuticals, Inc.	1,400	12,670
* #	EPIX Pharmaceuticals, Inc.	3,600	6,372
*	eResearch Technology, Inc.	7,000	94,430
*	etrials Worldwide, Inc.	1,900	2,850
* #	ev3, Inc.	11,328	138,315
*	Evotec AG Sponsored ADR	183	741
* #	Exact Sciences Corp.	2,285	2,445

27

*	Exactech, Inc.	1,795	46,437
* #	Exelixis, Inc.	12,100	68,849
*	Express Scripts, Inc.	32,355	2,375,181
* #	Five Star Quality Care, Inc.	4,430	17,809
*	Forest Laboratories, Inc.	39,298	1,402,546
* #	Genentech, Inc.	134,500	13,281,875
* #	Genomic Health, Inc.	3,500	78,225
*	Gen-Probe, Inc.	6,930	414,067
*	Gentiva Health Services, Inc.	4,177	116,246
* #	GenVec, Inc.	3,570	4,891
*	Genzyme Corp.	34,968	2,737,994
* #	Geron Corp.	7,000	32,130
*	Gilead Sciences, Inc.	119,468	6,293,574
* #	GTx, Inc.	5,100	90,321
*	Haemonetics Corp.	3,400	213,248
* #	Halozyme Therapeutics, Inc.	8,770	68,406
* #	Hanger Orthopedic Group, Inc.	1,000	16,930
*	Harvard Bioscience, Inc.	5,989	27,430
*	Health Grades, Inc.	1,961	6,530
*	Health Management Associates, Inc.	32,900	191,149
*	Health Net, Inc.	13,500	373,275
*	HealthExtras, Inc.	5,621	183,245
* #	HEALTHSOUTH Corp.	5,860	105,421
*	Healthspring, Inc.	8,800	174,768
* #	HealthStream, Inc.	2,809	8,062
*	HealthTronics, Inc.	3,995	16,859
*	Healthways, Inc.	4,400	83,820
*	Henry Schein, Inc.	11,820	691,234
#	Hill-Rom Holdings, Inc.	8,205	245,658
* #	Hi-Tech Pharmacal Co., Inc.	1,600	14,992
* #	Hlth Corp.	23,100	287,595
*	HMS Holdings Corp.	3,300	81,807
*	Hologic, Inc.	20,064	425,758
*	Home Diagnostics, Inc.	3,161	32,653
	Hooper Holmes, Inc.	200	306
* #	Hospira, Inc.	21,320	860,475
* #	Human Genome Sciences, Inc.	17,900	132,639
*	Humana, Inc.	20,530	952,592
*	Hythiam, Inc.	1,400	3,024
*	IBioPharma, Inc.	800	1,280
* #	ICU Medical, Inc.	1,750	53,147
*	Idenix Pharmaceuticals, Inc.	6,900	56,097
* #	Idera Pharmaceuticals, Inc.	3,200	46,784
* #	IDEXX Laboratories, Inc.	7,356	414,143
* #	IDM Pharma, Inc.	5,998	21,713
* #	I-Flow Corp.	3,800	37,278
* #	Illumina, Inc.	7,441	640,893
* #	ImClone Systems, Inc.	11,378	732,743
*	Immucor, Inc.	8,825	284,253
* #	ImmunoGen, Inc.	6,184	33,270
* #	Immunomedics, Inc.	6,376	13,772
	IMS Health, Inc.	24,525	544,945
*	Incyte Corp.	11,300	115,599
* #	Indevus Pharmaceuticals, Inc.	9,500	20,900
*	Infinity Pharmaceuticals, Inc.	2,600	19,162

28

* #	Inspire Pharmaceuticals, Inc.	8,100	36,450
* #	Integra LifeSciences Holdings	3,691	178,977
*	IntegraMed America, Inc.	1,494	12,206
*	Interleukin Genetics, Inc.	300	300
* #	InterMune, Inc.	3,900	73,983
* #	Introgen Therapeutics, Inc.	6,700	6,231
*	Intuitive Surgical, Inc.	4,952	1,462,177
	Invacare Corp.	4,800	122,064
*	Inventiv Health, Inc.	5,000	110,350
*	Inverness Medical Innovations, Inc.	3,623	128,689
* #	Invitrogen Corp.	12,368	525,145
* #	Iridex Corp.	150	600
* #	IRIS International, Inc.	2,600	48,152
* #	Isis Pharmaceuticals, Inc.	12,900	228,072
* #	Ista Pharmaceuticals, Inc.	3,920	7,056
* #	Javelin Pharmaceuticals, Inc.	5,600	15,624
	Johnson & Johnson	353,593	24,903,555
* #	Kendle International, Inc.	1,900	93,955
* #	Kensey Nash Corp.	1,540	55,455
* #	Kindred Healthcare, Inc.	5,200	160,836
* #	Kinetic Concepts, Inc.	9,070	318,901
*	King Pharmaceuticals, Inc.	34,540	395,138
* #	K-V Pharmaceutical Co. Class A	4,950	111,622
* #	La Jolla Pharmaceutical Co.	5,000	8,850
*	Laboratory Corp. of America Holdings	14,600	1,067,990
	Landauer, Inc.	1,220	79,617
*	Langer, Inc.	1,756	1,756
*	Lannet Co., Inc.	3,087	10,650
#	LCA-Vision, Inc.	2,150	12,126
*	Lexicon Pharmaceuticals, Inc.	15,800	29,388
* #	LHC Group, Inc.	2,163	63,008
* #	LifePoint Hospitals, Inc.	6,422	216,678
* #	Ligand Pharmaceuticals, Inc. Class B	11,196	37,842
*	Lincare Holdings, Inc.	10,272	338,976
* #	Luminex Corp.	4,924	125,513
*	Magellan Health Services, Inc.	6,111	266,195
* #	Mannkind Corp.	3,700	12,025
* #	Martek Biosciences Corp.	4,800	160,368
*	Matrixx Initiatives, Inc.	1,200	21,264
*	Maxygen, Inc.	5,900	29,087
	McKesson Corp.	37,110	2,144,216
* #	Medarex, Inc.	13,468	99,394
*	MedCath Corp.	3,248	69,085
*	Medco Health Solutions, Inc.	65,800	3,082,730
*	Medical Action Industries, Inc.	2,600	34,242
*	Medical Staffing Network Holdings, Inc.	4,154	11,174
* #	MediciNova, Inc.	940	3,619
#	Medicis Pharmaceutical Corp. Class A	7,760	160,710
* #	Medivation, Inc.	2,240	55,530
*	MEDTOX Scientific, Inc.	1,300	22,724
	Medtronic, Inc.	145,030	7,918,638
*	Memry Corp.	5,100	12,750
#	Mentor Corp.	3,600	88,848
	Merck & Co., Inc.	268,424	9,574,684
	Meridian Bioscience, Inc.	5,175	147,073

29

*	Merit Medical Systems, Inc.	3,511	67,973
* #	Metabasis Therapeutics, Inc.	3,400	5,100
*	Metropolitan Health Networks, Inc.	6,900	15,318
* #	Micromet, Inc.	6,715	41,834
* #	Micrus Endovascular Corp.	1,780	22,428
* #	MiddleBrook Pharmaceuticals, Inc.	9,300	19,344
* #	Millipore Corp.	7,217	541,347
* #	Minrad International, Inc.	5,300	8,904
* #	Molecular Insight Pharmaceuticals, Inc.	6,330	54,058
* #	Molina Healthcare, Inc.	4,100	129,027
* #	Momenta Pharmaceuticals, Inc.	5,300	76,002
*	MTS Medication Technologies	1,095	6,105
* #	MWI Veterinary Supply, Inc.	1,500	59,085
* #	Mylan, Inc.	41,225	531,390
*	Myriad Genetics, Inc.	5,800	395,560
*	Nabi Biopharmaceuticals	6,800	39,168
#	National Healthcare Corp.	1,791	89,496
#	National Research Corp.	200	6,400
* #	Natus Medical, Inc.	3,400	83,640
* #	Nektar Therapeutics	12,000	47,640
* #	Neogen Corp.	1,950	50,836
*	Neurocrine Biosciences, Inc.	5,300	27,401
* #	Neurometric, Inc.	1,300	1,469
*	Nighthawk Radiology Holdings, Inc.	3,700	31,561
* #	NMT Medical, Inc.	900	3,510
*	Novacea, Inc.	1,476	3,469
* #	NovaMed, Inc.	3,861	17,297
* #	Novavax, Inc.	8,200	22,632
* #	Noven Pharmaceuticals, Inc.	2,900	35,815
* #	NPS Pharmaceuticals, Inc.	5,995	48,559
*	Nutraceutical International Corp.	1,559	19,145
* #	NuVasive, Inc.	4,730	225,432
* #	NxStage Medical, Inc.	4,300	16,340
* #	Odyssey Healthcare, Inc.	5,550	54,057
	Omnicare, Inc.	15,840	510,840
* #	Omnicell, Inc.	4,100	62,935
* #	Omrix Biopharmaceuticals, Inc.	2,100	48,300
* #	Onyx Pharmaceuticals, Inc.	6,900	282,003
* #	Optimer Pharmaceuticals, Inc.	3,500	27,860
* #	OraSure Technologies, Inc.	5,500	27,445
*	Orchid Cellmark, Inc.	4,500	14,715
* #	OSI Pharmaceuticals, Inc.	7,400	373,700
* #	Osiris Therapeutics, Inc.	4,200	64,512
*	Osteotech, Inc.	3,600	18,828
	Owens & Minor, Inc.	5,300	244,436
* #	Oxigene, Inc.	4,200	5,460
*	Pain Therapeutics, Inc.	4,200	39,270
*	Palomar Medical Technologies, Inc.	2,000	28,940
* #	Par Pharmaceutical Companies, Inc.	2,200	31,328
*	Parexel International Corp.	7,591	241,166
*	Patterson Companies, Inc.	16,100	523,894
*	PDI, Inc.	1,874	13,961
#	PDL BioPharma, Inc.	14,116	170,380
* #	Pediatrix Medical Group, Inc.	6,200	353,090
	PerkinElmer, Inc.	16,860	478,993

30

	Perrigo Co.	12,467	436,220
	Pfizer, Inc.	797,643	15,242,958
	Pharmaceutical Products Development Service, Inc.	15,586	635,909
*	Pharmacopia, Inc.	3,200	6,720
* #	Pharmanet Development Group, Inc.	2,550	66,555
*	Phase Forward, Inc.	4,493	86,805
* #	PHC, Inc.	4,100	10,168
* #	Pozen, Inc.	4,100	47,232
* #	Progenics Pharmaceuticals, Inc.	3,900	53,586
*	Prospect Medical Holdings, Inc.	1,583	3,562
* #	ProxyMed, Inc.	300	6
* #	PSS World Medical, Inc.	9,005	164,521
* #	Psychiatric Solutions, Inc.	7,300	275,575
*	QuadraMed Corp.	680	6,113
#	Quest Diagnostics, Inc.	25,870	1,398,273
* #	Quidel Corp.	4,170	81,523
* #	Quigley Corp.	1,100	5,731
* #	RadNet, Inc.	4,336	26,970
*	Regeneration Technologies, Inc.	8,524	79,955
*	Regeneron Pharmaceuticals, Inc.	10,400	225,888
*	RehabCare Group, Inc.	2,800	51,352
*	Repligen Corp.	4,899	26,308
* #	Repros Therapeutics, Inc.	2,053	17,101
*	Res-Care, Inc.	4,200	80,808
*	ResMed, Inc.	10,200	477,360
* #	Rigel Pharmaceuticals, Inc.	4,900	115,934
* #	Rochester Medical Corp.	1,392	18,778
* #	Rockwell Medical Technologies, Inc.	1,400	6,986
* #	Salix Pharmaceuticals, Ltd.	3,800	25,840
* #	Sangamo BioSciences, Inc.	5,500	54,945
*	Santarus, Inc.	7,100	16,614
* #	Savient Pharmaceuticals, Inc.	7,600	172,748
	Schering-Plough Corp.	204,593	3,969,104
#	Sciele Pharma, Inc.	4,200	80,934
* #	Seattle Genetics, Inc.	11,020	122,873
*	Senomyx, Inc.	3,700	15,540
*	SenoRx, Inc.	800	4,856
*	Sepracor, Inc.	4,500	82,800
* #	Sequenom, Inc.	6,137	139,494
* #	Sirona Dental Systems, Inc.	7,250	199,302
*	Somanetics Corp.	200	4,960
*	Sonic Innovations, Inc.	4,200	12,558
* #	SonoSite, Inc.	2,100	70,980
*	Spectranetics Corp.	4,200	33,768
* #	Spectrum Pharmaceuticals, Inc.	3,200	5,472
*	St. Jude Medical, Inc.	44,266	2,028,711
* #	Staar Surgical Co.	2,359	12,904
* #	Stereotaxis, Inc.	5,700	39,159
	Steris Corp.	8,200	301,514
*	Strategic Diagnostics, Inc.	3,491	8,413
	Stryker Corp.	53,660	3,605,415
* #	Sun Healthcare Group, Inc.	5,300	91,107
*	SunLink Health Systems, Inc.	100	290
*	Sunrise Senior Living, Inc.	3,098	62,982
* #	SuperGen, Inc.	7,300	12,191

31

* #	SurModics, Inc.	2,600	101,322
*	Symmetry Medical, Inc.	1,200	20,652
*	Synovis Life Technologies, Inc.	1,700	37,332
* #	Synta Pharmaceuticals Corp.	3,900	34,554
*	Targacept, Inc.	2,827	25,867
*	Techne Corp.	5,233	403,831
* #	Telik, Inc.	2,891	1,937
*	Tenet Healthcare Corp.	65,500	394,965
*	Tercica, Inc.	5,500	49,115
*	The Medicines Co.	6,600	160,776
*	Theragenics Corp.	4,707	15,768
*	Theravance, Inc.	1,500	20,445
*	Thermo Fisher Scientific, Inc.	54,564	3,304,396
*	Thoratec Corp.	7,860	209,390
*	Torreypines Therapeutics, Inc.	2,973	1,724
*	Transcend Services, Inc.	400	5,092
#	Trimeris, Inc.	2,800	11,368
*	U.S. Physical Therapy, Inc.	2,200	43,582
*	United Therapeutics Corp.	2,880	305,654
	UnitedHealth Group, Inc.	157,234	4,787,775
	Universal Health Services, Inc.	6,600	407,748
* #	Uroplasty, Inc.	1,745	4,711
	Utah Medical Products, Inc.	276	7,838
#	Valeant Pharmaceuticals International	12,065	220,910
* #	Vanda Pharmaceuticals, Inc.	800	896
*	Varian Medical Systems, Inc.	16,530	1,044,035
* #	Varian, Inc.	4,000	198,840
*	Vascular Solutions, Inc.	2,000	16,700
* #	VCA Antech, Inc.	10,700	328,918
*	Vertex Pharmaceuticals, Inc.	18,600	499,596
* #	Vical, Inc.	6,307	20,245
*	ViroPharma, Inc.	10,700	156,755
* #	Vital Images, Inc.	1,700	26,690
	Vital Signs, Inc.	1,853	136,844
*	Vivus, Inc.	8,200	69,290
* #	Vnus Medical Technologies	2,100	46,557
* #	Volcano Corp.	6,670	122,528
*	Waters Corp.	13,039	889,912
*	Watson Pharmaceuticals, Inc.	14,540	440,707
*	WellPoint, Inc.	69,646	3,676,612
#	West Pharmaceutical Services, Inc.	4,295	209,639
* #	Wright Medical Group, Inc.	4,917	151,394
	Wyeth	170,604	7,383,741
*	Xenoport, Inc.	3,400	166,022
*	XOMA, Ltd.	8,500	17,595
	Young Innovations, Inc.	900	18,441
*	Zimmer Holdings, Inc.	30,418	2,201,959
* #	Zoll Medical Corp.	2,700	93,879
* #	Zymogenetics, Inc.	7,200	60,048
Total Health Care			233,864,904

Industrials — (11.4%)
* #	3-D Systems Corp.	2,800	34,216
	3M Co.	91,011	6,516,388
*	A. T. Cross Co. Class A	1,445	10,317

32

#	A.O. Smith Corp.	3,120	128,450
#	AAON, Inc.	2,250	48,060
* #	AAR Corp.	5,430	86,174
	ABM Industries, Inc.	7,200	189,216
*	Acco Brands Corp.	8,118	68,922
	Aceto Corp.	1,500	12,810
#	Actuant Corp.	7,140	225,267
	Acuity Brands, Inc.	5,282	229,820
	Administaff, Inc.	3,400	93,160
*	Aerosonic Corp.	100	240
* #	Aerovironment, Inc.	2,700	90,342
*	AGCO Corp.	12,074	744,121
* #	Airtran Holdings, Inc.	11,500	27,600
	Alamo Group, Inc.	1,589	33,258
*	Alaska Air Group, Inc.	3,116	65,467
#	Albany International Corp. Class A	3,900	119,613
	Alexander & Baldwin, Inc.	5,600	250,488
* #	Allegiant Travel Co.	2,300	71,323
* #	Alliant Techsystems, Inc.	4,250	447,227
* #	Allied Defense Group, Inc.	700	5,005
*	Allied Waste Industries, Inc.	56,577	760,395
*	Altra Holdings, Inc.	2,800	50,372
* #	Amerco, Inc.	3,000	125,040
	American Ecology Corp.	2,200	71,412
#	American Railcar Industries, Inc.	3,464	56,151
* #	American Reprographics Co.	5,845	103,515
#	American Science & Engineering, Inc.	1,100	73,480
* #	American Superconductor Corp.	5,504	135,233
#	American Woodmark Corp.	2,014	47,853
	Ameron International Corp.	1,300	151,918
	Ametek, Inc.	13,945	676,890
	Ampco-Pittsburgh Corp.	1,291	56,081
* #	AMR Corp.	24,000	247,920
* #	Amrep Corp.	966	52,164
#	Apogee Enterprises, Inc.	4,400	88,000
* #	Applied Energetics, Inc.	3,200	4,608
	Applied Industrial Technologies, Inc.	2,475	72,047
	Applied Signal Technologies, Inc.	2,100	34,755
*	Argan, Inc.	1,600	27,200
*	Argon ST, Inc.	2,900	72,413
#	Arkansas Best Corp.	3,830	132,595
* #	Astec Industries, Inc.	3,360	115,584
*	Astronics Corp.	1,037	25,189
*	Atlas Air Worldwide Holding, Inc.	3,125	180,437
	Avery Dennison Corp.	13,061	630,063
* #	Avis Budget Group, Inc.	11,696	89,124
*	Axsys Technologies, Inc.	1,500	101,895
* #	AZZ, Inc.	1,630	70,823
	B.F. Goodrich Co.	16,042	822,153
	Badger Meter, Inc.	1,900	87,476
* #	Baker (Michael) Corp.	1,199	41,509
	Baldor Electric Co.	5,870	209,207
*	Baldwin Technology Co., Inc. Class A	2,868	9,063
	Barnes Group, Inc.	7,409	178,705
	Barrett Business Services, Inc.	1,200	17,400

33

*	BE Aerospace, Inc.	11,600	277,820
*	Beacon Roofing Supply, Inc.	6,890	112,169
	Belden, Inc.	6,600	242,484
*	Blount International, Inc.	6,400	80,768
#	BlueLinx Holdings, Inc.	4,700	33,887
	Boeing Co.	88,610	5,809,272
	Brady Co. Class A	6,720	246,691
#	Briggs & Stratton Corp.	7,176	107,640
*	BTU International, Inc.	1,200	11,748
	Bucyrus International, Inc.	9,758	681,596
* #	Builders FirstSource, Inc.	3,800	19,266
	Burlington Northern Santa Fe Corp.	43,995	4,725,063
#	C&D Technologies, Inc.	4,600	35,374
	C.H. Robinson Worldwide, Inc.	22,670	1,181,334
* #	Cano Petroleum, Inc.	6,000	19,020
* #	Capstone Turbine Corp.	22,255	60,534
	Carlisle Companies, Inc.	5,700	184,623
#	Cascade Corp.	1,395	72,373
*	Casella Waste Systems, Inc. Class A	3,200	42,592
	Caterpillar, Inc.	79,910	5,652,034
* #	CBIZ, Inc.	9,300	79,050
	CDI Corp.	2,000	50,200
* #	CECO Environmental Corp.	2,100	9,996
*	Celadon Group, Inc.	3,250	41,828
* #	Cenveo, Inc.	6,400	66,368
* #	Ceradyne, Inc.	3,775	170,102
*	Chart Industries, Inc.	3,800	175,484
	Chase Corp.	1,500	25,950
*	ChoicePoint, Inc.	8,885	432,344
	Cintas Corp.	20,010	616,308
	CIRCOR International, Inc.	2,604	156,917
	Clarcor, Inc.	6,820	272,323
* #	Clean Harbors, Inc.	3,100	251,534
* #	Coleman Cable, Inc.	1,700	19,975
*	Columbus McKinnon Corp.	2,400	65,496
	Comfort Systems USA, Inc.	6,369	97,064
*	Commercial Vehicle Group, Inc.	1,800	18,432
* #	COMSYS IT Partners, Inc.	2,400	28,416
* #	Consolidated Graphics, Inc.	1,600	62,192
* #	Continental Airlines, Inc.	10,600	172,250
	Con-way, Inc.	5,830	286,253
	Cooper Industries, Ltd.	20,516	977,382
*	Copart, Inc.	11,599	510,472
*	Cornell Companies, Inc.	1,400	37,982
	Corporate Executive Board Co.	4,300	156,520
* #	Corrections Corp. of America	16,600	441,560
* #	CoStar Group, Inc.	2,400	126,744
*	Covanta Holding Corp.	20,910	581,716
*	Covenant Transport Group Class A	100	439
*	CPI Aerostructures, Inc.	541	4,355
*	CRA International, Inc.	1,500	59,835
	Crane Co.	7,940	291,557
* #	Crocs, Inc.	9,100	37,765
	CSX Corp.	50,900	3,292,212
	Cubic Corp.	3,600	99,684

34

	Cummins, Inc.	25,754	1,678,131
#	Curtiss-Wright Corp.	5,930	319,449
	Danaher Corp.	41,330	3,371,288
	Deere & Co.	55,668	3,928,491
* #	Delta Air Lines, Inc.	31,800	258,534
	Deluxe Corp.	4,900	80,899
	Diamond Management & Technology Consultants, Inc.	3,100	18,538
* #	Document Securities Systems, Inc.	1,600	7,920
* #	Dollar Thrifty Automotive Group, Inc.	1,600	7,440
	Donaldson Co., Inc.	10,900	478,619
* #	Double Eagle Petroleum Co.	1,642	26,699
	Dover Corp.	25,354	1,251,981
	DRS Technologies, Inc.	5,520	439,502
	Ducommun, Inc.	1,300	34,411
* #	DXP Enterprises, Inc.	900	53,145
*	Dynamex, Inc.	1,200	35,376
#	Dynamic Materials Corp.	1,400	43,078
*	DynCorp International, Inc. Class A	6,780	107,056
#	Eagle Bulk Shipping, Inc.	6,545	173,246
*	Eagle Test Systems, Inc.	3,200	45,376
	Eastern Co.	600	8,790
	Eaton Corp.	19,260	1,409,447
	Electro Rent Corp.	3,191	43,461
* #	EMCOR Group, Inc.	9,530	324,687
	Emerson Electric Co.	101,892	4,768,546
#	Encore Wire Corp.	3,650	69,606
* #	Ener1, Inc.	3,946	29,437
* #	Energy Conversion Devices, Inc.	5,600	420,952
* #	Energy Focus, Inc.	2,200	5,434
* #	EnerSys	7,200	202,464
* #	ENGlobal Corp.	3,300	57,123
	Ennis, Inc.	3,900	64,389
* #	EnPro Industries, Inc.	3,176	133,868
	Equifax, Inc.	16,869	595,982
* #	ESCO Technologies, Inc.	3,436	163,588
*	Esterline Technologies Corp.	4,115	232,456
* #	Evergreen Solar, Inc.	15,200	143,336
* #	Exide Technologies	10,005	123,462
#	Expeditors International of Washington, Inc.	28,166	1,016,511
*	Exponent, Inc.	2,100	64,596
#	Fastenal Co.	19,606	1,018,140
	Federal Signal Corp.	7,198	115,384
	FedEx Corp.	40,170	3,326,879
*	First Advantage Corp.	700	11,711
* #	First Solar, Inc.	16,890	4,672,619
* #	Flanders Corp.	3,983	27,921
* #	Flow International Corp.	5,297	35,967
	Flowserve Corp.	7,500	990,900
	Fluor Corp.	22,306	1,787,380
	Forward Air Corp.	3,901	137,666
*	Foster Wheeler, Ltd.	16,900	839,761
#	Franklin Electric Co., Inc.	3,100	134,230
#	Freightcar America, Inc.	1,800	66,546
* #	FTI Consulting, Inc.	6,525	478,935
* #	Fuel Tech, Inc.	1,900	34,846

35

* #	FuelCell Energy, Inc.	6,300	43,722
* #	Furmanite Corp.	4,200	50,022
	G & K Services, Inc. Class A	2,900	100,021
*	Gardner Denver Machinery, Inc.	7,191	324,602
	GATX Corp.	6,300	276,129
*	Gehl Co.	800	12,056
#	Genco Shipping & Trading, Ltd.	3,100	194,494
#	Gencorp, Inc.	7,446	58,153
*	General Cable Corp.	6,730	331,251
	General Dynamics Corp.	52,106	4,809,384
	General Electric Co.	1,267,289	35,610,821
*	Genesee & Wyoming, Inc.	4,325	186,018
* #	GeoEye, Inc.	2,626	64,994
* #	GeoPetro Resources Co.	3,000	6,900
*	Global Cash Access, Inc.	9,600	57,504
#	Gorman-Rupp Co.	2,118	85,207
*	GP Strategies Corp.	2,286	20,871
#	Graco, Inc.	8,025	306,154
*	Graftech International, Ltd.	13,688	278,140
	Graham Corp.	1,000	93,400
#	Granite Construction, Inc.	5,300	194,404
#	Greenbrier Companies, Inc.	2,200	44,110
*	Griffon Corp.	3,400	41,650
	Hardinge, Inc.	1,430	23,080
	Harsco Corp.	10,988	578,408
*	Hawaiian Holdings, Inc.	5,600	50,568
#	Healthcare Services Group, Inc.	6,070	118,244
#	Heartland Express, Inc.	13,058	215,718
#	Heico Corp.	1,500	53,445
	Heico Corp. Class A	2,090	60,192
#	Heidrick & Struggles International, Inc.	2,500	75,900
	Herman Miller, Inc.	5,400	151,956
* #	Hexcel Corp.	12,510	259,958
* #	Hill International, Inc.	5,000	96,250
	Hi-Shear Technology Corp.	1,200	13,980
#	HNI Corp.	5,400	124,956
* #	Hoku Scientific, Inc.	2,500	15,050
	Honeywell International, Inc.	94,250	4,728,523
#	Horizon Lines, Inc. Class A	4,190	54,386
#	Houston Wire & Cable Co.	2,400	40,464
*	HQ Sustainable Maritime Industries, Inc.	1,600	11,408
*	Hub Group, Inc. Class A	4,800	191,712
#	Hubbell, Inc. Class A	54	2,738
	Hubbell, Inc. Class B	6,500	282,815
*	Hudson Highland Group, Inc.	3,781	34,823
*	Hurco Companies, Inc.	900	29,187
* #	Huron Consulting Group, Inc.	2,350	151,528
*	Huttig Building Products, Inc.	2,100	4,557
*	ICT Group, Inc.	1,800	14,580
	IDEX Corp.	10,815	400,912
*	IHS, Inc.	6,317	405,299
*	II-VI, Inc.	4,000	175,640
	IKON Office Solutions, Inc.	15,764	272,875
	Illinois Tool Works, Inc.	68,491	3,397,839
	Ingersoll-Rand Co., Ltd. Class A	5,336	197,058

36

* #	Innerworkings, Inc.	6,160	73,058
* #	Innovative Solutions & Support, Inc.	2,200	13,178
* #	Insituform Technologies, Inc. Class A	3,700	67,932
#	Insteel Industries, Inc.	2,600	44,460
*	Integrated Electrical Services, Inc.	2,000	42,820
* #	InterDigital, Inc.	6,000	159,240
*	Interline Brands, Inc.	4,681	75,130
*	Intersections, Inc.	2,400	25,752
	ITT Industries, Inc.	23,985	1,529,044
	J.B. Hunt Transport Services, Inc.	16,300	594,135
*	Jacobs Engineering Group, Inc.	16,023	1,182,818
* #	JetBlue Airways Corp.	15,600	94,692
*	John Bean Technologies Corp.	3,754	48,802
	Joy Global, Inc.	14,015	995,626
*	Kadant, Inc.	900	21,105
	Kaman Corp. Class A	2,400	72,360
*	Kansas City Southern	10,665	548,501
	Kaydon Corp.	3,816	212,666
	KBR, Inc.	28,301	694,790
	Kelly Services, Inc. Class A	4,411	85,309
* #	Kenexa Corp.	3,000	69,390
	Kennametal, Inc.	10,145	357,408
*	Key Technology, Inc.	844	24,105
*	Kforce, Inc.	6,100	65,148
* #	Kirby Corp.	7,000	320,530
	Knight Transportation, Inc.	10,656	190,636
	Knoll, Inc.	6,346	104,519
*	Korn/Ferry International	5,900	104,902
* #	K-Tron International, Inc.	458	68,146
	L-3 Communications Holdings, Inc.	16,122	1,675,721
*	LaBarge, Inc.	2,098	30,987
* #	Ladish Co., Inc.	1,800	47,988
#	Landstar Systems, Inc.	6,700	328,434
	Lawson Products, Inc.	200	6,024
* #	Layne Christensen Co.	2,330	127,870
*	Learning Tree International, Inc.	2,492	37,106
*	LECG Corp.	2,766	22,543
	Lennox International, Inc.	7,400	273,800
#	Lincoln Electric Holdings, Inc.	5,571	449,970
#	Lindsay Corp.	1,500	122,865
*	LMI Aerospace, Inc.	2,000	47,180
	Lockheed Martin Corp.	50,510	5,881,384
	LSI Industries, Inc.	2,625	22,654
*	Lydall, Inc.	600	7,014
* #	M&F Worldwide Corp.	3,100	136,462
*	Mac-Gray Corp.	600	6,954
*	Magnetek, Inc.	3,880	17,848
* ●	MAIR Holdings, Inc.	700	1,043
* ●	MAIR Holdings, Inc. Escrow Shares	700	—
* #	Manitex International, Inc.	289	1,139
	Manpower, Inc.	10,591	509,003
*	Marten Transport, Ltd.	2,939	58,604
	Masco Corp.	35,860	683,492
	McGrath Rentcorp.	3,434	97,869
* #	Medis Technologies, Ltd.	100	313

37

#	Met-Pro Corp.	2,160	31,493
*	Mettler Toledo International, Inc.	4,620	486,024
*	MFRI, Inc.	1,091	12,296
* #	Microvision, Inc.	3,400	8,840
* #	Middleby Corp.	2,200	117,392
*	Miller Industries, Inc.	276	2,310
#	Mine Safety Appliances Co.	3,500	127,155
* #	Mobile Mini, Inc.	5,038	107,712
* #	Monster Worldwide, Inc.	15,400	300,916
* #	Moog, Inc. Class A	5,425	257,145
*	Moog, Inc. Class B	116	5,526
#	MSC Industrial Direct Co., Inc. Class A	5,867	298,806
	Mueller Industries, Inc.	5,385	151,049
	Mueller Water Products, Inc.	1,800	19,566
	Mueller Water Products, Inc. Class B	11,461	118,965
	Multi-Color Corp.	100	2,334
	NACCO Industries, Inc. Class A	810	95,207
	National Technical Systems, Inc.	1,200	5,988
*	Navigant Consulting, Inc.	6,357	110,040
* #	NCI Building Systems, Inc.	2,940	112,543
	Nordson Corp.	4,309	231,092
	Norfolk Southern Corp.	49,833	3,664,220
* #	North America Galvanizing & Coatings, Inc.	2,150	22,016
	Northrop Grumman Corp.	43,338	2,983,821
*	Old Dominion Freight Line, Inc.	5,386	179,192
#	Omega Flex, Inc.	1,444	31,118
*	On Assignment, Inc.	5,200	49,140
*	Orbital Sciences Corp.	7,400	195,656
	Oshkosh Truck Corp. Class B	9,240	142,481
* #	Owens Corning, Inc.	16,092	389,265
*	P.A.M. Transportation Services, Inc.	463	6,820
	Paccar, Inc.	45,981	1,979,942
	Pacer International, Inc.	6,340	133,647
	Pall Corp.	16,079	652,968
	Parker Hannifin Corp.	21,853	1,400,122
*	Park-Ohio Holdings Corp.	1,300	25,363
* #	Patriot Transportation Holding, Inc.	25	1,977
	Pentair, Inc.	13,492	495,831
*	Perini Corp.	3,300	88,143
*	PGT, Inc.	2,300	11,730
* #	PHH Corp.	7,228	110,227
*	Pike Electric Corp.	4,898	92,327
* #	Pinnacle Airlines Corp.	2,200	10,472
	Pitney Bowes, Inc.	26,615	908,902
* #	Plug Power, Inc.	11,600	31,436
* #	PMFG, Inc.	1,000	26,760
	Portec Rail Products, Inc.	1,221	13,382
* #	Powell Industries, Inc.	1,600	70,688
* #	Power-One, Inc.	10,900	24,525
	Precision Castparts Corp.	17,949	1,853,414
*	PRG-Schultz International, Inc.	1,600	18,864
* #	Protection One, Inc.	3,276	23,260
* #	Quality Distribution, Inc.	2,104	9,468
#	Quanex Building Products Corp.	4,970	81,806
* #	Quanta Services, Inc.	22,982	734,045

38

	Quixote Corp.	1,000	7,900
	R. R. Donnelley & Sons Co.	27,700	772,276
	Raven Industries, Inc.	2,448	110,723
	Raytheon Co.	55,130	3,307,249
* #	RBC Bearings, Inc.	3,000	119,820
*	RCM Technologies, Inc.	1,300	3,523
	Regal-Beloit Corp.	4,200	197,190
*	Republic Airways Holdings, Inc.	5,300	45,792
	Republic Services, Inc.	23,750	780,663
*	Resources Connection, Inc.	5,800	140,244
	Robbins & Myers, Inc.	4,800	215,280
	Robert Half International, Inc.	19,300	494,080
	Rockwell Automation, Inc.	17,830	841,754
	Rockwell Collins, Inc.	21,300	1,120,167
	Rollins, Inc.	13,320	236,696
	Roper Industries, Inc.	11,830	698,916
*	Rush Enterprises, Inc. Class A	3,300	43,527
*	Rush Enterprises, Inc. Class B	400	5,196
	Ryder System, Inc.	7,869	507,708
*	Saia, Inc.	750	14,460
	Schawk, Inc.	3,160	49,802
* #	School Specialty, Inc.	2,700	82,350
*	Shaw Group, Inc.	10,800	535,032
*	SIFCO Industries, Inc.	400	4,080
#	Simpson Manufacturing Co., Inc.	5,800	161,240
	Skywest, Inc.	7,780	132,960
*	SL Industries, Inc.	956	12,619
	Southwest Airlines Co.	99,237	1,511,380
*	Sparton Corp.	500	2,075
*	Spherion Corp.	3,400	17,612
* #	Spire Corp.	1,300	14,456
	SPX Corp.	7,039	839,401
*	Standard Parking Corp.	2,600	56,758
	Standard Register Co.	2,800	31,696
	Standex International Corp.	1,920	48,000
*	Stanley, Inc.	5,000	170,300
	Steelcase, Inc. Class A	8,422	93,484
*	Stericycle, Inc.	11,300	670,090
*	Sterling Construction Co., Inc.	2,400	44,280
#	Sun Hydraulics, Inc.	2,290	75,776
* #	Synutra International, Inc.	900	44,262
	Sypris Solutions, Inc.	3,211	7,225
#	TAL International Group, Inc.	5,078	124,817
*	Taleo Corp. Class A	3,198	77,424
* #	Taser International, Inc.	8,500	55,250
* #	Team, Inc.	2,219	84,566
	Technology Research Corp.	200	470
#	Tecumseh Products Co. Class A	900	23,751
*	Teledyne Technologies, Inc.	4,800	299,184
	Teleflex, Inc.	5,120	330,598
*	TeleTech Holdings, Inc.	7,900	121,818
	Tennant Co.	2,400	74,760
*	Terex Corp.	13,000	653,770
*	Tetra Tech, Inc.	7,565	216,208
	Textron, Inc.	31,794	1,306,733

39

* #	The Advisory Board Co.	2,300	71,093
	The Brink’s Co.	6,100	425,658
	The Dun & Bradstreet Corp.	7,420	682,417
* #	The Geo Group, Inc.	6,900	152,697
	The Manitowoc Co., Inc.	17,020	428,564
*	Thomas & Betts Corp.	7,470	344,218
	Thomas Group, Inc.	900	2,880
	Timken Co.	13,475	435,512
#	Titan International, Inc.	4,500	120,330
	Todd Shipyards Corp.	700	10,444
#	Toro Co.	5,140	210,072
*	Trailer Bridge, Inc.	1,489	9,455
* #	TransDigm Group, Inc.	6,086	228,590
* #	TRC Companies, Inc.	3,000	10,590
	Tredegar Industries, Inc.	4,360	86,328
* #	Trex Co., Inc.	2,100	38,955
#	Trinity Industries, Inc.	10,990	395,420
	Triumph Group, Inc.	600	32,844
*	TrueBlue, Inc.	5,200	86,268
	Twin Disc, Inc.	1,200	22,044
*	U.S. Home Systems, Inc.	1,400	5,586
#	UAL Corp.	13,050	144,986
* #	Ultralife Corp.	2,100	24,297
	Union Pacific Corp.	66,674	5,593,949
	United Parcel Service, Inc.	88,930	5,702,192
* #	United Rentals, Inc.	10,190	164,976
*	United Stationers, Inc.	1,800	89,244
	United Technologies Corp.	123,368	8,091,707
	Universal Forest Products, Inc.	2,750	90,338
*	Universal Truckload Services, Inc.	2,268	55,861
*	UQM Technologies, Inc.	2,500	5,750
*	URS Corp.	10,840	519,886
*	US Airways Group, Inc.	1,083	9,195
*	USA Truck, Inc.	1,145	21,068
*	USG Corp.	7,870	218,471
#	Valmont Industries, Inc.	3,500	373,590
*	Versar, Inc.	1,500	8,325
	Viad Corp.	3,250	101,660
	Vicor Corp.	3,500	35,245
*	Volt Information Sciences, Inc.	3,300	46,266
	VSE Corp.	800	29,336
#	W.W. Grainger, Inc.	9,952	895,979
	Wabash National Corp.	3,600	31,284
	Wabtec Corp.	6,100	360,327
	Walter Industries, Inc.	6,700	628,460
*	Waste Connections, Inc.	8,890	322,796
	Waste Management, Inc.	64,998	2,286,630
#	Watsco, Inc. Class A	3,600	184,284
	Watson Wyatt Worldwide, Inc.	5,700	333,963
#	Watts Water Technologies, Inc.	4,070	115,710
*	WCA Waste Corp.	2,800	14,000
#	Werner Enterprises, Inc.	10,441	238,159
* #	WESCO International, Inc.	5,700	219,108
*	Westaff, Inc.	1,500	1,185
#	Western Refining, Inc.	2,100	18,984

40

	Woodward Governor Co.	8,700	403,071
* #	YRC Worldwide, Inc.	7,500	135,750
Total Industrials			222,268,686

Information Technology — (15.1%)
* #	Acacia Research-Acacia Technologies	3,410	13,606
* #	Access Integrated Technologies, Inc.	2,400	4,008
* #	ACI Worldwide, Inc.	4,100	74,292
*	Actel Corp.	2,800	38,584
*	ActivIdentity Corp.	5,900	15,812
*	Activision Blizzard, Inc.	73,088	2,398,748
*	Actuate Corp.	7,600	32,452
	Acxiom Corp.	8,290	119,791
*	Adaptec, Inc.	10,595	40,155
*	ADC Telecommunications, Inc.	10,645	109,111
* #	ADDvantage Technologies Group, Inc.	500	1,570
*	Adept Technology, Inc.	700	5,425
*	Adobe Systems, Inc.	69,965	2,996,601
#	Adtran, Inc.	9,068	206,750
*	Advanced Analogic Technologies, Inc.	6,028	27,548
*	Advanced Energy Industries, Inc.	6,280	101,296
* #	Advanced Micro Devices, Inc.	53,500	336,515
* #	Advent Software, Inc.	3,700	171,125
* #	Aehr Test Systems	1,675	7,320
*	Aetrium, Inc.	500	1,875
*	Affiliated Computer Services, Inc. Class A	13,490	718,208
*	Agilent Technologies, Inc.	46,586	1,619,329
	Agilysys, Inc.	2,000	26,020
*	Akamai Technologies, Inc.	27,400	627,460
* #	Alliance Data Systems Corp.	10,200	655,248
	Altera Corp.	38,600	873,904
*	Amdocs, Ltd.	24,351	735,157
* #	American Commercial Lines, Inc.	10,660	131,225
	American Software, Inc. Class A	3,000	17,820
* #	Amkor Technology, Inc.	23,527	176,688
	Amphenol Corp.	22,200	1,054,944
*	Amtech Systems, Inc.	1,300	14,573
* #	Anadigics, Inc.	7,600	25,612
	Analog Devices, Inc.	37,900	1,059,684
*	Anaren, Inc.	2,000	21,240
* #	Anixter International, Inc.	4,920	363,145
*	Ansys, Inc.	11,425	506,699
*	Apple, Inc.	112,258	19,031,099
	Applied Materials, Inc.	164,610	2,949,811
*	Applied Micro Circuits Corp.	6,625	52,735
* #	Ariba, Inc.	11,700	172,341
*	Arris Group, Inc.	16,761	158,559
*	Arrow Electronics, Inc.	16,555	549,460
* #	Art Technology Group, Inc.	16,600	68,060
* #	Aruba Networks, Inc.	4,300	27,047
*	Asyst Technologies, Inc.	6,100	25,132
* #	Atheros Communications	7,751	252,760
	Atlantic Tele-Network, Inc.	2,300	76,981
*	Atmel Corp.	62,787	263,078
*	ATMI, Inc.	3,909	95,341

41

*	Autobytel, Inc.	4,600	5,382
*	Autodesk, Inc.	27,880	990,576
	Automatic Data Processing, Inc.	67,047	2,975,546
* #	Avid Technology, Inc.	4,701	109,251
*	Avnet, Inc.	18,583	545,411
*	Avocent Corp.	6,546	153,635
	AVX Corp.	20,790	238,669
*	Aware, Inc.	3,300	10,428
*	Axcelis Technologies, Inc.	12,900	61,017
*	AXT, Inc.	5,700	20,577
* #	Bankrate, Inc.	2,420	78,069
* #	BearingPoint, Inc.	1,400	1,596
	Bel Fuse, Inc. Class A	173	5,109
	Bel Fuse, Inc. Class B	1,440	40,090
*	Benchmark Electronics, Inc.	8,986	148,179
* #	BigBand Networks, Inc.	7,800	27,378
	Black Box Corp.	2,554	91,535
	Blackbaud, Inc.	3,600	72,684
* #	Blackboard, Inc.	3,830	153,047
* #	Blue Coat Systems, Inc.	4,133	76,874
*	BMC Software, Inc.	25,600	833,536
* #	Bookham, Inc.	2,800	4,732
*	Bottomline Technologies, Inc.	3,900	44,928
*	Brightpoint, Inc.	10,917	93,995
*	Broadcom Corp.	56,480	1,358,909
	Broadridge Financial Solutions, Inc.	19,005	379,530
*	Brocade Communications Systems, Inc.	52,625	390,478
*	Brooks Automation, Inc.	6,441	61,898
*	BSQUARE Corp.	1,900	7,087
	CA, Inc.	67,340	1,610,099
* #	Cabot Microelectronics Corp.	2,700	104,274
* #	CACI International, Inc. Class A	4,435	224,633
*	Cadence Design Systems, Inc.	33,800	270,062
*	CalAmp Corp.	5,615	11,230
*	California Micro Devices Corp.	3,200	10,368
*	Callidus Software, Inc.	3,130	14,868
*	CallWave, Inc.	2,080	4,846
*	Captaris, Inc.	4,088	16,352
*	Cascade Microtech, Inc.	1,542	9,144
	Cass Information Systems, Inc.	1,300	47,346
*	Catalyst Semiconductor, Inc.	2,500	16,925
*	Catapult Communications Corp.	2,755	20,910
* #	Cavium Networks, Inc.	3,400	58,106
*	CEVA, Inc.	3,300	31,350
* #	Checkpoint Systems, Inc.	6,050	128,805
*	Cherokee International Corp.	1,757	5,095
*	Chordiant Software, Inc.	3,560	21,182
*	Ciber, Inc.	1,500	11,745
* #	Ciena Corp.	11,757	204,337
*	Cirrus Logic, Inc.	12,400	77,004
*	Cisco Sytems, Inc.	753,070	18,111,334
*	Citrix Systems, Inc.	23,406	708,500
* #	CMGI, Inc.	4,228	49,848
* #	Cogent, Inc.	13,260	145,860
	Cognex Corp.	6,295	127,348

42

*	Cognizant Technology Solutions Corp.	35,890	1,052,295
	Cohu, Inc.	3,300	55,110
* #	CommScope, Inc.	9,413	460,955
	Communications Systems, Inc.	1,155	12,301
* #	Commvault Systems, Inc.	3,200	53,952
*	Computer Sciences Corp.	19,000	893,570
*	Compuware Corp.	36,116	412,806
* #	Comtech Telecommunications Corp.	3,316	151,608
* #	Concur Technologies, Inc.	6,050	265,898
* #	Concurrent Computer Corp.	400	2,836
*	Conexant Systems, Inc.	500	2,945
* #	Convera Corp.	7,900	8,532
*	Convergys Corp.	17,200	253,700
	Corning, Inc.	197,758	4,061,949
*	CPI International, Inc.	2,100	30,030
*	Cray, Inc.	600	3,366
*	Credence Systems Corp.	98	111
* #	Cree, Inc.	12,480	290,909
*	CSG Systems International, Inc.	3,700	69,930
	CTS Corp.	800	10,592
*	Cyberoptics Corp.	1,199	10,839
* #	Cybersource Corp.	9,263	159,138
* #	Cymer, Inc.	3,800	113,772
* #	Cypress Semiconductor Corp.	20,038	649,632
#	Daktronics, Inc.	5,100	89,403
*	Datalink Corp.	2,266	13,392
	Dataram Corp.	175	422
*	DDi Corp.	3,039	17,262
*	DealerTrack Holdings, Inc.	5,190	95,652
*	Dell, Inc.	264,543	5,748,519
	Diebold, Inc.	7,800	309,270
*	Digi International, Inc.	3,300	38,973
* #	Digital River, Inc.	5,030	220,063
* #	Diodes, Inc.	5,500	130,845
*	Ditech Networks, Inc.	464	719
*	Dolby Laboratories, Inc.	6,430	261,701
*	Dot Hill Systems Corp.	7,100	15,478
*	Double-Take Software, Inc.	1,400	18,354
*	DSP Group, Inc.	2,420	18,755
* #	DST Systems, Inc.	7,500	463,125
*	DTS, Inc.	2,300	73,991
*	Dycom Industries, Inc.	5,633	90,297
*	Dynamics Research Corp.	1,200	10,764
*	EarthLink, Inc.	15,500	144,460
* #	eBay, Inc.	170,735	4,256,424
* #	Ebix, Inc.	369	40,428
* #	Echelon Corp.	5,800	75,458
*	Echostar Holding Corp.	4,734	148,364
* #	EDGAR Online, Inc.	1,900	4,294
*	Edgewater Technology, Inc.	1,300	6,435
*	EFJohnson Technologies, Inc.	2,700	4,860
*	Electro Scientific Industries, Inc.	3,324	47,500
* #	Electroglas, Inc.	181	270
* #	Electronic Arts, Inc.	41,320	2,016,829
*	Electronics for Imaging, Inc.	5,300	87,927

43

* #	Elixir Gaming Technologies, Inc.	10,700	4,494
* #	eLoyalty Corp.	1,000	4,910
*	EMC Corp.	266,769	4,076,230
* #	EMCORE Corp.	1,500	9,285
*	EMS Technologies, Inc.	1,949	45,782
* #	Emulex Corp.	10,360	139,031
*	Endwave Corp.	1,400	8,400
*	Entegris, Inc.	8,716	53,691
*	Entorian Technologies, Inc.	3,049	2,226
*	Entrust, Inc.	7,000	16,450
* #	EPIQ Systems, Inc.	5,758	65,008
* #	Equinix, Inc.	4,730	380,765
*	Euronet Worldwide, Inc.	6,630	124,578
*	Exar Corp.	100	774
*	Extreme Networks, Inc.	10,271	35,949
* #	F5 Networks, Inc.	10,530	359,178
	Factset Research Systems, Inc.	6,250	391,938
	Fair Isaac Corp.	6,215	143,567
*	Fairchild Semiconductor Corp. Class A	17,534	219,876
* #	FalconStor Software, Inc.	6,200	46,624
* #	Faro Technologies, Inc.	2,330	55,035
* #	FEI Co.	5,200	140,816
	Fidelity National Information Services, Inc.	26,126	570,853
*	Fiserv, Inc.	22,000	1,140,920
* #	Flir Systems, Inc.	18,000	642,600
* #	FormFactor, Inc.	3,700	71,003
*	Forrester Research, Inc.	3,400	117,606
*	FortuNet, Inc.	1,200	5,760
*	Foundry Networks, Inc.	9,180	168,820
	Frequency Electronics, Inc.	1,300	5,954
*	FSI International, Inc.	2,300	2,622
*	Gartner Group, Inc.	13,900	367,099
*	Gerber Scientific, Inc.	3,100	27,652
	Gevity HR, Inc.	2,800	23,100
	Global Payments, Inc.	10,601	511,074
*	Globecomm Systems, Inc.	1,800	18,360
* #	Glu Mobile, Inc.	600	2,142
*	Goldleaf Financial Solutions, Inc.	1,800	3,096
*	Google, Inc.	30,740	14,241,535
*	Greenfield Online, Inc.	3,780	65,583
* #	GSE Systems, Inc.	2,000	16,100
*	GSI Technology, Inc.	3,462	13,156
*	GTSI Corp.	200	1,380
*	Guidance Software, Inc.	1,100	7,007
* #	Hackett Group, Inc.	5,500	35,200
*	Harmonic, Inc.	12,800	112,640
#	Harris Corp.	17,540	918,394
*	Harris Stratex Networks, Inc. Class A	2,775	25,974
*	Hauppauge Digital, Inc.	500	700
#	Heartland Payment Systems, Inc.	4,786	107,972
	Henry Jack & Associates, Inc.	11,650	233,350
*	Hewitt Associates, Inc. Class A	13,349	536,763
	Hewlett-Packard Co.	335,500	15,741,660
*	hi/fn, Inc.	1,200	4,764
* #	Hittite Microwave Corp.	4,220	149,346

44

*	Hughes Communications, Inc.	2,900	128,035
*	Hutchinson Technology, Inc.	3,300	47,817
*	Hypercom Corp.	8,361	38,043
* #	I.D. Systems, Inc.	1,087	9,772
* #	i2 Technologies, Inc.	2,266	32,653
*	IAC/InterActiveCorp.	15,616	259,226
#	iBasis, Inc.	5,538	20,269
*	iGATE Capital Corp.	8,000	90,000
* #	iGo, Inc.	1,100	1,243
*	Ikanos Communications	3,200	8,320
*	I-many, Inc.	986	685
	Imation Corp.	4,007	85,109
#	Imergent, Inc.	2,026	22,914
* #	Immersion Corp.	3,300	21,945
*	InFocus Corp.	300	438
	InfoGROUP, Inc.	7,300	48,180
* #	Informatica Corp.	11,800	199,066
	InfoSpace, Inc.	3,810	44,577
*	Ingram Micro, Inc.	24,470	462,728
*	Innodata Isogen, Inc.	4,054	11,797
* #	Insight Enterprises, Inc.	6,835	113,734
	Integral Systems, Inc.	1,300	58,487
*	Integrated Device Technology, Inc.	11,740	124,327
*	Integrated Silicon Solution, Inc.	2,853	11,241
	Intel Corp.	726,158	16,607,233
*	Intelli-Check, Inc.	2,172	4,887
*	Interactive Intelligence, Inc.	2,300	23,069
* #	Intermec, Inc.	8,314	167,028
* #	Internap Network Services Corp.	5,200	16,068
	International Business Machines Corp.	174,977	21,299,950
*	International Rectifier Corp.	8,475	177,128
* #	Internet Brands, Inc.	400	2,796
*	Internet Capital Group, Inc.	3,900	32,955
* #	Interphase Corp.	1,500	5,040
	Intersil Corp.	16,040	375,817
*	Intervoice, Inc.	5,200	42,744
*	Interwoven, Inc.	6,650	97,888
*	Intest Corp.	500	675
*	Intevac, Inc.	3,600	36,648
*	IntriCon Corp.	800	4,664
*	Intuit, Inc.	41,130	1,236,779
*	INX, Inc.	758	7,012
*	iPass, Inc.	7,600	17,252
* #	iPCS, Inc.	2,300	46,000
*	IPG Photonics Corp.	4,400	89,628
* #	Iron Mountain, Inc.	27,107	783,663
* #	Isilon Systems, Inc.	4,300	21,758
*	Iteris, Inc.	2,900	6,467
* #	Itron, Inc.	4,420	457,824
*	Ixia	10,320	89,681
*	IXYS Corp.	4,510	57,412
*	j2 Global Communications, Inc.	5,950	146,787
	Jabil Circuit, Inc.	25,200	424,872
* #	JDA Software Group, Inc.	4,400	80,212
* #	JDS Uniphase Corp.	31,838	323,474

45

* #	Juniper Networks, Inc.	64,504	1,657,753
*	Jupitermedia Corp.	700	819
	Keithley Instruments, Inc.	2,078	19,762
* #	Kemet Corp.	3,400	5,508
*	Key Tronic Corp.	500	1,680
*	Keynote Systems, Inc.	2,500	35,050
	KLA-Tencor Corp.	22,100	819,026
*	Kopin Corp.	9,339	27,830
*	Kratos Defense & Security Solutions, Inc.	9,870	20,036
* #	Kulicke & Soffa Industries, Inc.	8,100	41,634
*	KVH Industries, Inc.	2,400	21,696
* #	L-1 Identity Solutions, Inc.	11,795	194,382
* #	Lam Research Corp.	14,600	536,696
*	LaserCard Corp.	1,600	9,120
*	Lattice Semiconductor Corp.	13,000	30,420
* #	Lawson Software, Inc.	27,442	222,006
* #	LeCroy Corp.	816	6,797
*	Lender Processing Services, Inc.	13,063	434,998
*	Lexmark International, Inc.	12,300	442,431
	Linear Technology Corp.	28,060	915,878
*	Lionbridge Technologies, Inc.	800	2,552
*	Littlefuse, Inc.	3,100	109,988
*	Logility, Inc.	500	3,415
*	LoJack Corp.	2,500	18,125
*	LookSmart, Ltd.	3,300	10,692
*	Loral Space & Communications, Inc.	2,700	49,599
*	LSI Corp.	91,324	607,305
*	LTX Corp.	8,740	15,645
* #	Luna Innovations, Inc.	1,750	10,903
*	Macrovision Solutions Corp.	13,512	209,706
*	Magma Design Automation, Inc.	5,300	26,924
*	Management Network Group, Inc.	2,600	2,808
* #	Manhattan Associates, Inc.	3,200	78,432
*	ManTech International Corp. Class A	2,740	161,359
#	Marchex, Inc. Class B	3,800	42,826
*	Mastec, Inc.	8,900	125,668
*	Mattson Technology, Inc.	7,100	36,210
#	Maximus, Inc.	2,600	96,200
* #	Maxwell Technologies, Inc.	3,100	38,316
*	McAfee, Inc.	21,440	848,166
*	Measurement Specialties, Inc.	900	16,092
*	MEMC Electronic Materials, Inc.	28,992	1,423,217
*	Mentor Graphics Corp.	12,000	146,400
*	Mercury Computer Systems, Inc.	2,900	26,825
	Mesa Laboratories, Inc.	300	6,297
*	Metavante Technologies, Inc.	3,542	83,733
	Methode Electronics, Inc.	5,800	63,742
	Micrel, Inc.	9,900	91,179
#	Microchip Technology, Inc.	24,320	778,483
*	Micron Technology, Inc.	94,211	399,455
*	Micros Systems, Inc.	10,900	335,938
* #	Microsemi Corp.	10,100	277,750
	Microsoft Corp.	1,130,811	30,859,832
*	MicroStrategy, Inc.	1,000	64,160
*	Microtune, Inc.	7,284	27,024

46

* #	Midway Games, Inc.	8,800	19,976
* #	Mindspeed Technologies, Inc.	3,300	12,045
*	MIPS Technologies, Inc.	5,300	21,094
* #	MKS Instruments, Inc.	7,700	173,558
	Mocon, Inc.	535	5,687
	Molex, Inc.	2,000	48,240
	Molex, Inc. Class A	10,923	251,884
* #	Monolithic Power Systems	4,300	104,791
*	MoSys, Inc.	4,600	20,930
	Motorola, Inc.	265,545	2,501,434
*	MPS Group, Inc.	11,005	126,778
*	MRV Communications, Inc.	9,500	12,920
*	MSC. Software Corp.	3,548	46,053
	MTS Systems Corp.	2,400	99,552
* #	Multi-Fineline Electronix, Inc.	3,300	56,298
*	Nanometrics, Inc.	2,340	8,494
*	Napco Security Systems, Inc.	1,800	7,398
	National Instruments Corp.	10,295	332,323
	National Semiconductor Corp.	28,200	604,326
*	NCI, Inc.	1,200	32,160
*	NCR Corp.	23,500	621,810
*	NetApp, Inc.	38,400	978,432
* #	NETGEAR, Inc.	4,900	82,565
* #	Netlogic Microsystems, Inc.	2,900	100,717
* #	NetScout Systems, Inc.	5,300	78,970
* #	Network Equipment Technologies, Inc.	2,600	8,476
* #	Newport Corp.	4,800	44,976
	NIC, Inc.	9,200	63,664
* #	Novatel Wireless, Inc.	3,700	23,051
*	Novell, Inc.	48,944	314,710
*	Novellus Systems, Inc.	10,382	235,360
*	Nu Horizons Electronics Corp.	2,700	12,987
*	Nuance Communications, Inc.	27,670	437,186
* #	NumereX Corp. Class A	700	3,654
*	Nvidia Corp.	66,412	839,448
*	Oculus Innovative Sciences, Inc.	1,100	3,146
* #	Omniture, Inc.	6,478	115,438
* #	OmniVision Technologies, Inc.	7,100	82,928
*	ON Semiconductor Corp.	51,544	488,122
*	Online Resources Corp.	4,610	40,153
* #	Onvia, Inc.	1,500	7,125
	Openwave Systems, Inc.	4,833	6,960
*	Oplink Communications, Inc.	2,500	32,850
* #	OPNET Technologies, Inc.	2,400	31,800
*	Opnext, Inc.	1,100	6,974
*	Optical Cable Corp.	1,500	10,380
*	Oracle Corp.	665,533	14,595,139
* #	Orbcomm, Inc.	4,106	23,651
*	Orthovita, Inc.	9,600	29,280
*	OSI Systems, Inc.	2,328	54,033
* #	OYO Geospace Corp.	750	36,795
*	Palm, Inc.	14,525	123,608
*	PAR Technology Corp.	1,750	14,070
*	Parametric Technology Corp.	15,490	311,039
	Park Electrochemical Corp.	2,940	82,379

47

* #	Parkervision, Inc.	2,700	29,160
	Paychex, Inc.	47,040	1,603,123
*	PC Connection, Inc.	4,300	32,637
	PC-Tel, Inc.	2,700	27,297
*	PDF Solutions, Inc.	3,600	22,860
	Pegasystems, Inc.	4,600	67,436
* #	Perficient, Inc.	3,600	28,584
*	Performance Technologies, Inc.	1,357	6,758
* #	Pericom Semiconductor Corp.	3,488	47,576
* #	Perot Systems Corp.	16,835	299,663
*	Pervasive Software, Inc.	2,700	11,961
*	Phoenix Technologies, Ltd.	3,700	40,848
*	Photon Dynamics, Inc.	800	12,176
*	Photronics, Inc.	4,300	14,061
*	Physicians Formula Holdings, Inc.	2,200	12,958
*	Planar Systems, Inc.	2,500	6,925
	Plantronics, Inc.	6,740	173,892
*	PLATO Learning, Inc.	2,500	4,650
*	Plexus Corp.	6,403	179,476
* #	PLX Technology, Inc.	3,500	19,915
* #	PMC-Sierra, Inc.	29,430	264,870
* #	Polycom, Inc.	12,196	341,976
* #	Power Integrations, Inc.	3,100	91,233
* #	Powerwave Technologies, Inc.	18,829	95,086
*	Presstek, Inc.	4,764	25,583
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	5,200	151,892
	QAD, Inc.	1,768	11,633
* #	QLogic Corp.	17,840	333,251
	QUALCOMM, Inc.	203,403	10,709,168
	Quality Systems, Inc.	3,700	158,434
*	Quantum Corp.	2,080	3,682
* #	Quest Software, Inc.	13,980	206,764
*	QuickLogic Corp.	4,500	6,885
*	Rackable Systems, Inc.	4,600	47,656
*	Radiant Systems, Inc.	4,000	36,480
*	RadiSys Corp.	2,860	31,660
*	RAE Systems, Inc.	7,589	15,254
* #	Rambus, Inc.	13,760	242,038
*	Ramtron International Corp.	4,000	13,960
*	RealNetworks, Inc.	21,360	141,617
*	Red Hat, Inc.	26,394	554,274
	Relm Wireless Corp.	800	1,160
#	Renaissance Learning, Inc.	4,100	52,029
*	RF Micro Devices, Inc.	22,317	86,590
*	RF Monolithics, Inc.	600	600
	Richardson Electronics, Ltd.	2,200	14,762
*	RightNow Technologies, Inc.	4,214	63,168
*	Rimage Corp.	1,691	26,955
*	Riverbed Technology, Inc.	500	8,505
* #	Rofin-Sinar Technologies, Inc.	3,900	157,638
*	Rogers Corp.	2,100	84,021
*	Rudolph Technologies, Inc.	3,887	32,806
*	S1 Corp.	7,200	54,936
* #	Saba Software, Inc.	3,400	12,308

48

*	Safeguard Scientifics, Inc.	1,300	1,859
*	SAIC, Inc.	27,500	551,375
* #	Salesforce.com, Inc.	15,610	874,472
*	Sandisk Corp.	26,991	390,290
*	Sanmina-SCI Corp.	31,800	74,730
*	Sapient Corp.	17,000	157,590
* #	SAVVIS, Inc.	5,900	93,692
* #	ScanSource, Inc.	3,800	114,342
*	Scientific Learning Corp.	1,682	6,930
*	SCM Microsystems, Inc.	1,092	2,752
*	Seachange International, Inc.	3,500	30,030
*	Secure Computing Corp.	9,480	40,574
*	Semitool, Inc.	1,600	15,424
* #	Semtech Corp.	8,786	129,945
*	SI International, Inc.	500	15,615
* #	Sigma Designs, Inc.	3,600	61,668
*	Silicon Image, Inc.	11,000	76,230
* #	Silicon Laboratories, Inc.	6,400	215,744
*	Silicon Storage Technology, Inc.	12,800	41,856
*	SiRF Technology Holdings, Inc.	6,600	12,210
* #	Skyworks Solutions, Inc.	23,770	230,569
*	SM&A	2,749	9,099
* #	Smith Micro Software, Inc.	4,600	34,822
*	Soapstone Networks, Inc.	1,700	6,664
* #	Sonic Solutions, Inc.	3,834	17,828
*	SonicWALL, Inc.	2,100	13,734
* #	Sonus Networks, Inc.	36,900	124,722
* #	Sourcefire, Inc.	700	5,495
*	Spansion, Inc.	1,000	2,250
*	Spectrum Control, Inc.	2,000	16,520
*	SPSS, Inc.	2,500	78,950
*	SRA International, Inc.	5,760	135,245
*	SRS Labs, Inc.	2,000	12,020
*	Standard Microsystems Corp.	2,852	83,335
	StarTek, Inc.	2,800	25,312
* #	STEC, Inc.	6,827	69,158
* #	Stratasys, Inc.	2,643	44,032
*	SumTotal Systems, Inc.	4,700	22,701
*	Sun Microsystems, Inc.	92,207	829,863
* #	SunPower Corp. Class A	4,900	477,995
* #	Supertex, Inc.	1,600	47,520
*	SupportSoft, Inc.	6,451	22,514
*	Switch and Data Facilities Co.	3,800	55,024
*	Sybase, Inc.	11,860	408,103
*	Sycamore Networks, Inc.	42,214	147,749
*	Sykes Enterprises, Inc.	6,000	120,840
*	Symantec Corp.	110,673	2,469,115
*	Symmetricom, Inc.	5,609	27,596
* #	Synaptics, Inc.	3,400	177,956
* #	Synchronoss Technologies, Inc.	3,400	43,044
* #	SYNNEX Corp.	4,875	112,076
*	Synopsys, Inc.	18,197	391,781
#	Syntel, Inc.	5,500	181,885
*	Take-Two Interactive Software, Inc.	9,020	226,131
*	Tech Data Corp.	6,830	233,176

49

	Technitrol, Inc.	5,275	83,398
*	TechTeam Global, Inc.	1,479	12,616
*	Techwell, Inc.	2,729	30,237
*	Tekelec	9,990	163,936
* #	TeleCommunication Systems, Inc.	4,200	35,280
*	Tellabs, Inc.	17,266	89,956
*	Telular Corp.	3,800	10,564
*	Teradata Corp.	23,660	581,326
*	Teradyne, Inc.	22,770	212,444
* #	Terremark Worldwide, Inc.	8,300	60,009
*	Tessco Technologies, Inc.	876	12,895
* #	Tessera Technologies, Inc.	5,835	135,780
	Texas Instruments, Inc.	171,174	4,195,475
* #	The Knot, Inc.	153	1,394
	TheStreet.com, Inc.	3,800	26,980
* #	THQ, Inc.	9,850	150,902
*	TIBCO Software, Inc.	28,000	229,320
*	Tier Technologies, Inc. Class B	500	3,850
*	TNS, Inc.	3,700	84,730
*	Tollgrade Communications, Inc.	1,200	8,064
	Total System Services, Inc.	25,988	517,681
*	Transact Technologies, Inc.	700	8,575
* #	Travelzoo, Inc.	1,100	8,613
*	Trident Microsystems, Inc.	6,700	21,105
*	Trimble Navigation, Ltd.	15,473	523,761
*	Triquint Semiconductor, Inc.	22,300	140,267
*	TTM Technologies, Inc.	6,700	80,266
*	Tumbleweed Communications Corp.	7,100	18,105
* #	Tyler Technologies, Inc.	5,500	89,155
* #	Ultimate Software Group, Inc.	3,400	95,336
*	Ultra Clean Holdings, Inc.	3,200	23,296
*	Ultratech, Inc.	3,500	51,975
* #	Unica Corp.	2,600	23,062
*	Unisys Corp.	42,678	174,553
	United Online, Inc.	12,161	128,061
* #	Universal Display Corp.	4,660	66,079
* #	UTStarcom, Inc.	9,930	32,372
* #	ValueClick, Inc.	13,393	172,636
* #	Varian Semiconductor Equipment Associates, Inc.	9,675	312,503
*	Veeco Instruments, Inc.	4,900	82,369
* #	VeriFone Holdings, Inc.	8,900	179,424
*	VeriSign, Inc.	28,800	920,736
*	Viasat, Inc.	4,200	110,166
*	Vicon Industries, Inc.	900	4,883
*	Video Display Corp.	1,359	10,981
*	Vignette Corp.	2,200	29,986
*	Virage Logic Corp.	3,200	21,120
*	Vishay Intertechnology, Inc.	24,188	215,031
* #	Vocus, Inc.	2,300	81,995
* #	Volterra Semiconductor Corp.	3,100	48,732
	Wayside Technology Group, Inc.	252	1,925
*	Websense, Inc.	6,215	140,708
*	Website Pros, Inc.	5	30
*	Westell Technologies, Inc.	55	50
* #	Western Digital Corp.	29,390	801,171

50

	Western Union Co.	95,127	2,627,408
*	Wind River Systems, Inc.	11,300	124,865
* #	Wireless Ronin Technologies, Inc.	2,200	8,360
*	Wireless Telecom Group, Inc.	2,900	3,335
* #	Wizzard Software Corp.	6,800	8,636
*	WPCS International, Inc.	1,000	5,770
*	Wright Express Corp.	5,140	152,915
	Xerox Corp.	112,929	1,573,101
	Xilinx, Inc.	37,830	982,823
* #	X-Rite, Inc.	3,500	14,070
*	Yahoo!, Inc.	170,050	3,295,569
*	Zebra Technologies Corp. Class A	8,586	268,055
*	ZILOG, Inc.	2,600	9,048
* #	Zix Corp.	9,200	25,576
*	Zones, Inc.	2,000	16,680
*	Zoran Corp.	5,305	47,215
*	Zygo Corp.	2,766	28,988
Total Information Technology			294,247,537

Materials — (4.3%)
#	A. Schulman, Inc.	1,300	31,486
	A.M. Castle & Co.	3,288	66,023
*	AEP Industries, Inc.	800	14,904
	Air Products & Chemicals, Inc.	27,607	2,535,703
	Airgas, Inc.	10,878	644,413
	AK Steel Holding Corp.	14,120	742,853
	Albemarle Corp.	11,916	473,542
	Alcoa, Inc.	105,650	3,394,535
#	Allegheny Technologies, Inc.	12,808	627,592
	AMCOL International Corp.	4,300	156,778
*	American Pacific Corp.	1,500	25,830
#	American Vanguard Corp.	3,200	47,488
* #	Amerigon, Inc.	2,700	18,711
	Aptargroup, Inc.	9,100	367,549
	Arch Chemicals, Inc.	3,700	135,790
*	Arrowhead Research Corp.	4,000	7,000
	Ashland, Inc.	8,240	337,263
#	Balchem Corp.	2,275	62,085
	Ball Corp.	12,272	563,530
* #	Basin Water, Inc.	3,800	6,650
	Bemis Co., Inc.	13,070	364,914
* #	Brush Engineered Materials, Inc.	2,640	77,352
*	Buckeye Technologies, Inc.	3,300	30,393
*	BWAY Holding Co.	100	1,270
	Cabot Corp.	8,642	239,124
	Calgon Carbon Corp.	5,700	121,581
*	Caraustar Industries, Inc.	1,500	2,970
	Carpenter Technology Corp.	5,918	229,678
	Celanese Corp. Class A	19,800	763,488
*	Century Aluminum Co.	5,346	260,671
	CF Industries Holdings, Inc.	7,126	1,086,002
	Chemtura Corp.	27,605	181,917
	Cleveland-Cliffs, Inc.	12,404	1,255,533
* #	Coeur d’Alene Mines Corp.	77,162	138,120
	Commercial Metals Co.	16,104	419,187

51

	Compass Minerals International, Inc.	4,244	293,982
*	Constar International, Inc.	1,200	2,100
*	Core Molding Technologies, Inc.	1,689	12,161
* #	Crown Holdings, Inc.	21,270	590,030
	Cytec Industries, Inc.	6,375	323,850
	Deltic Timber Corp.	1,606	98,512
	Dow Chemical Co.	121,814	4,157,512
	duPont (E.I.) de Nemours & Co., Inc.	115,548	5,134,953
#	Eagle Materials, Inc.	6,319	192,919
	Eastman Chemical Co.	10,091	608,689
	Ecolab, Inc.	32,568	1,489,660
	Empire Resources, Inc.	47	165
	Ferro Corp.	6,210	136,868
* #	Flotek Industries, Inc.	2,300	38,755
	FMC Corp.	9,700	713,338
	Freeport-McMoRan Copper & Gold, Inc. Class B	49,442	4,416,159
	Friedman Industries, Inc.	1,199	11,271
#	General Maritime Corp.	4,000	98,800
* #	General Moly, Inc.	9,300	63,426
#	Georgia Gulf Corp.	3,800	12,806
#	Gibraltar Industries, Inc.	4,390	94,429
	Glatfelter Co.	5,574	81,771
* #	Graphic Packaging Holding Co.	26,997	76,941
	Greif, Inc. Class A	3,200	221,152
#	Greif, Inc. Class B	300	18,150
* #	H&E Equipment Services, Inc.	4,579	64,610
#	H.B. Fuller Co.	6,948	181,134
	Hawkins, Inc.	888	14,048
* #	Haynes International, Inc.	1,500	87,690
* #	Headwaters, Inc.	6,500	100,035
* #	Hecla Mining Co.	17,463	122,590
	Hercules, Inc.	14,600	314,630
	Huntsman Corp.	12,400	161,820
* #	ICO, Inc.	3,050	17,660
	Innophos Holdings, Inc.	3,100	116,219
	International Flavors & Fragrances, Inc.	10,430	419,390
	International Paper Co.	52,114	1,409,684
* #	Ion Geophysical Corp.	13,575	218,829
	Kaiser Aluminum Corp.	3,000	162,180
	KMG Chemicals, Inc.	1,500	15,990
	Koppers Holdings, Inc.	2,730	125,061
#	Kronos Worldwide, Inc.	6,645	109,177
*	Landec Corp.	3,592	33,729
#	Louisiana-Pacific Corp.	12,317	119,968
* #	LSB Industries, Inc.	2,600	62,764
	Lubrizol Corp.	9,252	490,263
#	Martin Marietta Materials, Inc.	5,100	575,790
*	Material Sciences Corp.	2,094	15,914
	MeadWestavco Corp.	22,201	587,882
* #	Metalico, Inc.	4,600	59,248
	Minerals Technologies, Inc.	2,854	187,451
* #	Mines Management, Inc.	2,270	4,744
	Monsanto Co.	69,241	7,910,784
	Myers Industries, Inc.	3,513	46,231
	Nalco Holding Co.	19,016	434,896

52

* #	Nanophase Technologies Corp.	2,300	4,071
	Neenah Paper, Inc.	1,380	26,800
	Nevada Chemicals, Inc.	500	4,975
	NewMarket Corp.	2,100	142,674
	Newmont Mining Corp.	52,300	2,358,730
#	NL Industries, Inc.	7,200	75,744
	NN, Inc.	200	3,284
*	Northern Technologies International Corp.	300	3,954
* #	Northwest Pipe Co.	800	46,344
#	Nucor Corp.	39,880	2,093,700
	Olin Corp.	9,749	262,346
	Olympic Steel, Inc.	1,300	61,893
*	OM Group, Inc.	4,420	163,982
*	OMNOVA Solutions, Inc.	3,700	10,693
*	Owens-Illinois, Inc.	21,160	943,736
	Packaging Corp. of America	13,900	357,925
*	Pactiv Corp.	17,400	467,538
*	Patriot Coal Corp.	5,992	359,280
	Penford Corp.	1,600	26,576
* #	Peoplesupport, Inc.	1,200	14,580
*	PolyOne Corp.	13,900	114,119
	PPG Industries, Inc.	22,203	1,395,681
	Praxair, Inc.	38,909	3,495,585
	Quaker Chemical Corp.	1,800	53,280
*	Ready Mix, Inc.	800	3,680
	Reliance Steel & Aluminum Co.	9,752	555,962
#	Rock-Tenn Co. Class A	5,800	212,744
*	Rockwood Holdings, Inc.	10,200	386,070
	Rohm & Haas Co.	25,252	1,895,163
*	Rosetta Resources, Inc.	8,000	186,000
#	Royal Gold, Inc.	4,400	152,724
	RPM International, Inc.	17,850	385,560
* #	RTI International Metals, Inc.	2,700	91,287
	Schnitzer Steel Industries, Inc. Class A	3,000	205,230
	Schweitzer-Maudoit International, Inc.	2,300	43,608
	Scotts Miracle-Gro Co. Class A	8,300	221,942
	Sealed Air Corp.	6,000	145,380
	Sensient Technologies Corp.	7,170	209,436
	Sigma-Aldrich Corp.	16,835	955,555
	Silgan Holdings, Inc.	5,030	263,270
*	Smurfit-Stone Container Corp.	32,723	165,251
*	Solitario Exploration & Royalty Corp.	2,533	9,955
	Sonoco Products Co.	13,180	455,501
#	Southern Copper Corp.	106,812	2,726,910
	Spartech Corp.	3,100	32,643
	Steel Dynamics, Inc.	24,300	603,369
	Stepan Co.	1,491	87,716
* #	Stillwater Mining Co.	13,770	102,587
*	Symyx Technologies, Inc.	4,500	49,725
#	Synalloy Corp.	1,137	17,407
	Temple-Inland, Inc.	12,698	212,184
	Terra Industries, Inc.	12,000	601,680
	Texas Industries, Inc.	3,500	184,345
	The Mosaic Co.	56,000	5,977,440
#	Titanium Metals Corp.	20,123	289,972

53

*	U.S. Concrete, Inc.	5,000	20,900
* #	U.S. Gold Corp.	8,100	10,206
* #	United States Lime & Minerals, Inc.	909	35,251
	United States Steel Corp.	14,808	1,970,501
*	Universal Stainless & Alloy Products, Inc.	900	32,535
	Valhi, Inc.	14,794	271,174
	Valspar Corp.	13,200	312,312
#	Vulcan Materials Co.	14,697	1,099,923
*	W.R. Grace & Co.	9,350	245,812
	Wausau Paper Corp.	6,800	58,548
#	Westlake Chemical Corp.	4,100	77,818
	Weyerhaeuser Co.	23,898	1,326,100
	Worthington Industries, Inc.	10,400	183,040
	Zep, Inc.	2,526	49,484
* #	Zoltek Companies, Inc.	3,700	63,011
Total Materials			84,165,136

Other — (0.0%)
* ●	DMRC Corp.	922	10,753
* ●	Petrocorp, Inc. Escrow Shares	100	6
Total Other			10,759

Telecommunication Services — (2.7%)
#	Alaska Communications Systems Group, Inc.	5,589	58,796
* #	American Tower Corp.	51,211	2,116,551
	Arbinet-thexchange, Inc.	4,200	16,338
	AT&T, Inc.	783,048	25,049,706
* #	Cbeyond, Inc.	3,600	60,948
*	Centennial Communications Corp.	14,300	108,966
	CenturyTel, Inc.	14,905	575,780
*	Cincinnati Bell, Inc.	31,800	124,020
*	Clear Channel Outdoor Holdings, Inc.	5,100	85,527
* #	Cogent Communications Group, Inc.	6,400	58,944
	Consolidated Communications Holdings, Inc.	3,944	59,594
*	Crown Castle International Corp.	37,130	1,388,662
	D&E Communications, Inc.	2,499	23,366
	Embarq Corp.	18,663	880,147
#	FairPoint Communications, Inc.	10,798	95,562
	Frontier Communications Corp.	44,821	563,400
*	General Communications, Inc. Class A	7,700	78,078
	Hickory Tech Corp.	2,200	15,444
* #	ICO Global Communications (Holdings), Ltd.	8,999	26,367
	IDT Corp.	700	1,085
#	IDT Corp. Class B	4,400	6,820
#	Iowa Telecommunications Services, Inc.	3,600	66,204
* #	LCC International, Inc. Class A	1,700	1,003
* #	Leap Wireless International, Inc.	9,450	422,037
* #	Level 3 Communications, Inc.	188,600	646,898
*	NeuStar, Inc.	9,270	222,573
*	Nexstar Broadcasting Group, Inc.	991	3,578
* #	Nextwave Wireless, Inc.	14,414	13,982
*	NII Holdings, Inc.	18,300	961,116
*	Occam Networks, Inc.	2,870	12,714
*	PAETEC Holding Corp.	12,100	39,930
*	Premiere Global Services, Inc.	9,200	139,104

54

#	Qwest Communications International, Inc.	210,804	796,839
	Regal Entertainment Group	16,750	280,730
*	SBA Communications Corp.	13,880	484,828
	Shenandoah Telecommunications Co.	1,100	19,008
*	Spark Networks, Inc.	3,300	14,124
	Sprint Nextel Corp.	183,152	1,597,085
	SureWest Communications	2,098	24,945
* #	Syniverse Holdings, Inc.	10,680	177,181
	Telephone & Data Systems, Inc.	7,165	275,136
	Telephone & Data Systems, Inc. Special Shares	7,627	284,868
* #	Terrestar Corp.	1,100	3,058
*	tw Telecom, Inc.	19,910	305,419
*	United States Cellular Corp.	6,320	330,536
* #	USA Mobility, Inc.	600	6,762
	Verizon Communications, Inc.	374,819	13,163,643
* #	Vonage Holdings Corp.	200	296
	Windstream Corp.	57,108	709,281
*	Xeta Corp.	1,100	3,586
Total Telecommunication Services			52,400,565

Utilities — (3.2%)
* #	AES Corp.	88,070	1,343,948
	AGL Resources, Inc.	8,728	288,548
	Allegheny Energy, Inc.	18,020	816,847
	ALLETE, Inc.	3,600	151,992
	Alliant Energy Corp.	12,200	426,390
	Ameren Corp.	22,900	958,594
	American Electric Power Co., Inc.	44,220	1,726,349
#	American States Water Co.	1,900	75,069
	Aqua America, Inc.	13,867	253,627
	Artesian Resources Corp. Class A	471	8,219
	Atmos Energy Corp.	9,030	248,686
	Avista Corp.	5,800	129,340
	Black Hills Corp.	4,290	145,045
* #	Cadiz, Inc.	1,704	33,245
	California Water Service Group	2,300	90,367
	CenterPoint Energy, Inc.	36,070	572,792
	Central Vermont Public Service Corp.	1,249	30,351
	CH Energy Group, Inc.	1,800	71,640
	Chesapeake Utilities Corp.	975	29,523
#	Cleco Corp.	6,902	173,999
	CMS Energy Corp.	25,000	339,250
	Connecticut Water Services, Inc.	300	8,013
	Consolidated Edison, Inc.	30,300	1,239,270
	Constellation Energy Group	12,800	853,888
	Delta Natural Gas Co., Inc.	360	9,832
	Dominion Resources, Inc.	73,400	3,195,102
	DPL, Inc.	13,000	322,660
	DTE Energy Co.	19,120	806,099
	Duke Energy Corp.	139,564	2,433,996
*	Dynegy, Inc.	59,315	353,517
	Edison International	36,310	1,667,355
*	El Paso Electric Co.	5,300	112,837
	Empire District Electric Co.	3,470	73,217
	Energen Corp.	8,300	463,472

55

	Energy East Corp.	16,200	440,640
	Energy West, Inc.	1,050	10,448
	EnergySouth, Inc.	798	48,878
	Entergy Corp.	21,700	2,243,563
	Equitable Resources, Inc.	13,600	678,776
	Exelon Corp.	73,800	5,605,848
	FirstEnergy Corp.	34,100	2,477,024
	FPL Group, Inc.	44,320	2,661,859
	Great Plains Energy, Inc.	11,688	274,084
#	Hawaiian Electric Industries, Inc.	8,100	214,245
	IDACORP, Inc.	3,900	116,220
	Integrys Energy Group, Inc.	8,480	443,250
	ITC Holdings Corp.	6,020	337,180
	Laclede Group, Inc.	2,600	116,818
	MDU Resources Group, Inc.	20,250	669,060
	MGE Energy, Inc.	2,398	81,292
	Middlesex Water Co.	1,920	34,022
* #	Mirant Corp.	30,056	889,056
	National Fuel Gas Co.	9,500	449,445
	New Jersey Resources Corp.	4,800	173,664
#	Nicor, Inc.	4,400	201,916
	NiSource, Inc.	27,100	446,608
	Northeast Utilities, Inc.	16,640	447,450
#	Northwest Natural Gas Co.	2,997	146,044
	NorthWestern Corp.	2,900	76,270
* #	NRG Energy, Inc.	31,641	1,190,967
	NSTAR	11,700	395,928
	OGE Energy Corp.	9,800	330,260
	Oneok, Inc.	12,100	528,891
#	Ormat Technologies, Inc.	5,800	290,812
	Otter Tail Corp.	3,301	131,083
	Pepco Holdings, Inc.	20,700	524,745
	PG&E Corp.	40,000	1,653,200
#	Piedmont Natural Gas Co.	8,400	242,340
	Pinnacle West Capital Corp.	11,090	390,257
#	PNM Resources, Inc.	8,020	94,556
	Portland General Electric Co.	7,400	189,588
	PPL Corp.	42,100	1,842,717
	Progress Energy, Inc.	28,950	1,264,536
	Public Service Enterprise Group, Inc.	64,591	2,633,375
	Puget Energy, Inc.	12,800	357,120
	Questar Corp.	23,199	1,203,796
*	Reliant Energy, Inc.	46,684	795,029
	RGC Resources, Inc.	100	2,890
	SCANA Corp.	12,720	498,624
	Sempra Energy	29,200	1,691,264
	Sierra Pacific Resources	24,100	270,884
#	SJW Corp.	2,756	76,810
	South Jersey Industries, Inc.	3,300	117,711
	Southern Co.	83,600	3,135,836
	Southern Union Co.	13,588	354,104
	Southwest Gas Corp.	4,900	148,715
#	Southwest Water Co.	2,770	32,741
	TECO Energy, Inc.	23,200	413,888
	UGI Corp.	11,600	319,000

56

	UIL Holdings Corp.	3,030	98,778
	Unisource Energy Corp.	3,900	125,307
	Vectren Corp.	8,690	241,061
	Westar Energy, Inc.	9,700	219,705
#	WGL Holdings, Inc.	5,807	186,985
	Wisconsin Energy Corp.	12,590	588,834
	Xcel Energy, Inc.	47,990	984,275
	York Water Co.	1,600	22,560
Total Utilities			62,325,911

TOTAL COMMON STOCKS			1,779,758,005

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	178	43,432

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	197	—

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,142,146	7,142,146

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (8.4%)
§ @	DFA Short Term Investment Fund LP	$159,431	159,431,463

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $8,103,104 FNMA 6.500%, 11/01/36 & 7.000%, 07/01/38, valued at $5,723,078) to be repurchased at $5,557,707	5,556	5,556,386

TOTAL SECURITIES LENDING COLLATERAL			164,987,849

TOTAL INVESTMENTS - (100.0%)
(Cost $1,723,887,834)##			$1,951,931,432

57

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors LP. At August 31, 2008, the Trust consisted of twenty-one operational investment portfolios, all of which are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The shares of the Master Funds held by the Fund of Funds (The Global Value Series, The Global Large Company Series and The Global Small Company Series) are valued at the Master Fund’s respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes.  The Fund of Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Series’ net assets as of August 31, 2008 are listed below.

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$4,294,745,303	523,416,024	—	$4,818,161,327	$(398,988)	—	—	$(398,988)
The Enhanced U.S. Large Company Series	1,487,726	256,273,035	—	257,760,761	(15,219,313)	(597,924)	—	(15,817,237)
The U.S. Large Cap Value Series	9,357,219,953	1,202,531,912	—	10,559,751,865	—	—	—	—
The U.S. Small Cap Value Series	7,665,839,562	1,536,290,222	—	9,202,129,784	—	—	—	—
The U.S. Small Cap Series	3,007,425,225	830,112,190	—	3,837,537,415	—	—	—	—
The U.S. Micro Cap Series	4,136,615,808	988,508,276	—	5,125,124,084	—	—	—	—
The DFA International Value Series	1,417,696,949	6,887,750,485	—	8,305,447,434	—	—	—	—
The Japanese Small Company Series	201,351	1,726,919,556	—	1,727,120,907	—	—	—	—
The Asia Pacific Small Company Series	8,729,546	1,170,782,749	—	1,179,512,295	—	—	—	—
The United Kingdom Small Company Series	1,116,787	988,273,340	—	989,390,127	—	—	—	—
The Continental Small Company Series	19,691,337	2,218,043,857	—	2,237,735,194	—	—	—	—
The Canadian Small Company Series	463,430,717	101,351,836	—	564,782,553	—	—	—	—
The Emerging Markets Series	975,497,379	1,956,059,091	—	2,931,556,470	—	—	—	—
The Emerging Markets Small Cap Series	213,756,628	892,532,743	—	1,106,289,371	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,476,098,875	—	3,476,098,875	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,396,293,136	—	3,396,293,136	—	$(2,740,918)	—	$(2,740,918)
The Tax-Managed U.S. Marketwide Value Series	3,309,751,900	383,273,876	—	3,693,025,776	—	—	—	—
The Tax-Managed U.S. Equity Series	1,786,931,289	165,000,143	—	1,951,931,432	—	—	—	—
The Global Value Series	366,597,715	—	—	366,597,715	—	—	—	—
The Global Large Company Series	125,509,839	—	—	125,509,839	—	—	—	—
The Global Small Company Series	254,149,578	—	—	254,149,578	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

1

Federal Tax Cost Note

At August 31, 2008, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,201,350,170
The Enhanced U.S. Large Company Series	254,434,472
The U.S. Large Cap Value Series	9,974,526,891
The U.S. Small Cap Value Series	10,457,667,930
The U.S. Small Cap Series	3,996,750,778
The U.S. Micro Cap Series	5,411,740,580
The DFA International Value Series	8,274,976,144
The Japanese Small Company Series	2,062,615,502
The Asia Pacific Small Company Series	1,182,320,897
The United Kingdom Small Company Series	980,337,611
The Continental Small Company Series	1,941,012,055
The Canadian Small Company Series	650,672,531
The Emerging Markets Series	1,995,044,731
The Emerging Markets Small Cap Series	1,047,527,891
The DFA One-Year Fixed Income Series	3,480,943,835
The DFA Two-Year Global Fixed Income Series	3,343,120,285
The Tax-Managed U.S. Marketwide Value Series	3,345,232,886
The Tax-Managed U.S. Equity Series	1,724,348,644
The Global Value Series	346,268,423
The Global Large Company Series	98,131,679
The Global Small Company Series	246,587,186

2

Subsequent Event Note

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Funds listed below. As a result, PFPC Trust as Securities Lending Agent, took possession of the collateral and repurchased the securities in the Funds through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the criteria for sales accounting has been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Funds at replacement value, the following Funds had a realized gain/loss, which did not have a material impact on the financial statement or net asset value of the Funds:

Fund	Gain/(Loss)
The U.S. Large Company Series	$(245,141)
The U.S. Large Cap Value Series	(148,159)
The U.S. Small Cap Value Series	(25,094,422)
The U.S. Small Cap Series	(6,296,869)
The U.S. Micro Cap Series	(9,447,639)
The Emerging Markets Series	2,508,201
The Emerging Markets Small Cap Series	(420,896)
The Tax-Managed U.S. Marketwide Value Series	900,094
The Tax-Managed U.S. Equity Series	(340,954)

3

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$7,735
	Banco Macro SA	233,024	459,546
	BBVA Banco Frances SA	130,508	241,341
*	Capex SA Series A	394,725	759,293
*	Celulosa Argentina SA Series B	14,412	16,727
*	Central Puerto SA Series B	125,000	238,429
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	502,534
	Dycasa SA Series B	55,000	73,792
*	Endesa Costanera SA Series B	261,000	317,268
*	IRSA Inversiones y Representaciones SA	1,186,421	1,073,976
*	Juan Minetti SA	769,693	398,139
	Ledesma S.A.A.I.	885,405	1,216,546
*	MetroGas SA Series B	176,000	63,159
*	Molinos Rio de la Plata SA Series B	502,274	1,229,233
	Petrobras Energia Participacio	1,472,366	1,670,785
*	Polledo SA Industria Constructora y Financier	50,000	8,891
	Siderar S.A.I.C. Series A	494,314	4,011,199
	Solvay Indupa S.A.I.C.	1,229,322	1,522,166
	Tenaris SA	140,000	3,777,043
	Transportadora de Gas del Sur SA Series B	364,679	251,124
TOTAL — ARGENTINA			17,838,926

BRAZIL — (10.4%)
COMMON STOCKS — (2.2%)
*	Banco Alfa de Investimento SA	67,500	323,006
	Banco Bradesco SA	31,500	517,528
*	Banco Pine SA	32,600	181,000
*	Banco Sofisa SA	18,700	74,456
	Bematech SA	107,200	474,179
*	BR Malls Participacoes SA	127,200	1,131,534
*	Brascan Residential Properties SA	73,600	293,497
*	Camargo Correa Desenvolvimento Imobiliario SA	64,400	211,769
	Companhia Siderurgica Nacional SA	2,794,200	97,368,442
*	Company SA	35,400	232,163
	Cremer SA	49,100	403,644
	Datasul SA	38,900	201,659
#	Empresa Brasileira de Aeronautica SA ADR	330,900	11,234,055
	Eternit SA	630,320	2,610,221
*	Even Construtora e Incorporadora SA	86,000	293,877
	Financeira Alfa SA	36,400	63,421

1

*	Gafisa SA	438,400	6,277,458
	Globex Utilidades SA	45,131	401,195
	Grendene SA	37,300	350,117
*	Guararapes Confeccoes SA	10,800	212,024
*	Iguatemi Empresa de Shopping Centers SA	50,900	593,313
	Industrias Romi SA	82,800	688,307
*	M Dias Branco SA	167,100	2,132,319
*	Magnesita Refratarios SA	703,917	8,507,464
*	Medial Saude SA	111,600	838,712
*	PDG Realty SA Empreendimentos e Participacoes	209,200	2,519,384
	Perdigao SA	7,171	179,539
#	Perdigao SA ADR	457,126	23,025,437
*	Porto Seguro SA	117,800	1,217,026
*	Rossi Residencial SA	98,400	603,681
*	Sao Carlos Empreendimentos e Participacoes SA	38,100	310,644
*	Sao Martinho SA	164,500	2,623,926
*	Universo Online SA	105,100	435,230
	Usinas Siderurgicas de Minas Gerais SA	164,800	5,671,951
TOTAL COMMON STOCKS			172,202,178

PREFERRED STOCKS — (8.2%)
#	Aracruz Celulose SA Sponsored ADR	198,040	10,949,632
*	Banco Alfa de Investimento SA	55,126	241,810
	Banco Bradesco SA Sponsored ADR	348,766	6,420,782
	Braskem SA Preferred A	1,479,200	10,599,421
#	Braskem SA Preferred A Sponsored ADR	497,900	7,274,319
	Centrais Electricas de Santa Catarina SA	232,200	6,410,429
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	6,098,941
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	229,600	9,567,432
*	Companhia de Tecidos Norte de Minas	567,950	2,212,566
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,044,814	7,965,993
	Duratex SA	805,100	13,785,485
	Forjas Taurus SA	599,810	2,399,240
	Gerdau SA	2,445,084	46,051,582
#	Gerdau SA Sponsored ADR	2,519,140	47,133,109
*	Inepar Industria e Construcoes SA	7,896	226,659
	Investimentos Itau SA	6,589,068	38,523,815
	Klabin SA	4,808,904	14,780,742
	Mahle-Metal Leve SA Industria e Comercio	4,000	84,650
	Marcopolo SA	1,271,600	4,828,959
	Metalurgica Gerdau SA	4,732,400	120,487,485
#	Net Servicos de Comunicacao SA Preferred ADR	982,327	11,316,407
	Sadia SA	987,982	6,527,955
#	Sadia SA ADR	1,234,266	24,611,264
	Sao Paulo Alpargatas SA	40,200	1,800,615
	Saraiva Livreiros Editores	21,000	354,294
	Suzano Papel e Celullose SA	2,068,239	26,265,366
	Telemar Norte Leste SA	631,500	32,930,982
	Ultrapar Participacoes SA	170,741	6,132,011

2

Ultrapar Participacoes SA Sponsored ADR	147,052	5,221,816
Uniao de Industrias Petroquimicas SA Series B	4,872,073	4,154,713
Unibanco-Uniao de Bancos Brasileiros Units SA	1,503,100	17,806,663
Usinas Siderurgicas de Minas Gerais SA Series A	3,733,055	131,000,458
Votorantim Celulose e Papel SA	262,275	5,620,408
# Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	24,942,720
Whirlpool SA	72,600	137,628
TOTAL PREFERRED STOCKS		654,866,351

TOTAL — BRAZIL		827,068,529

CHILE — (2.6%)
COMMON STOCKS — (2.6%)
Banco de Credito e Inversiones SA Series A	81,935	2,333,010
CAP SA	199,310	7,210,532
Cementos Bio-Bio SA	665,307	1,378,623
Cintac SA	153,487	76,332
Compania Cervecerias Unidas SA	143,000	1,003,998
Compania Cervecerias Unidas SA ADR	4,000	138,360
Compania de Consumidores de Gas Santiago SA	131,746	513,880
Compania de Telecomunicaciones de Chile SA Series A	2,231,180	3,176,522
Compania de Telecomunicaciones de Chile SA Series B	372,166	471,785
Compania General de Electricidad SA	59,938	349,517
Compania SudAmericana de Vapores SA	7,407,119	9,967,649
Compania Telecomunicaciones de Chile SA Sponsored ADR	1,684,778	9,350,518
Componia Tecno Industrial S.A.	4,900,000	161,502
Corpbanca SA	1,018,549,352	5,562,044
# Corpbanca SA ADR	31,658	862,047
Cristalerias de Chile SA	264,624	2,425,613
Distribucion y Servicio D&S SA ADR	11,500	261,625
Empresa Nacional de Electricidad SA	2,694,503	4,098,903
Empresa Nacional de Telecomunicaciones SA	116,880	1,527,247
Empresas CMPC SA	739,360	22,494,424
Empresas Copec SA	1,119,488	13,558,523
Empresas Iansa SA	22,719,833	864,040
Enersis SA	31,903,095	11,012,868
# Enersis SA Sponsored ADR	4,469,272	76,603,322
Industrias Forestales SA	3,436,382	737,205
Inversiones Frimetal SA	4,900,000	—
Madeco SA	34,519,208	3,231,442
# Madeco SA Sponsored ADR	240,922	2,194,799
Masisa SA	13,972,958	2,275,460
Minera Valparaiso SA	7,500	204,778
Parque Arauco SA	2,474,668	2,220,083
Sociedad Quimica y Minera de Chile SA Series B	481,533	18,406,722
Soquimic Comercial SA	198,000	112,660
Vina de Concha y Toro SA	272,412	544,558
Vina San Pedro SA	79,756,271	575,521
Watt’s SA	163,489	94,060
TOTAL COMMON STOCKS		206,000,172

3

PREFERRED STOCKS — (0.0%)
	Sociedad Quimica y Minera de Chile SA Series A	43,364	1,579,794

RIGHTS/WARRANTS — (0.0%)
*	Vapores SA Rights 09/17/08	7,407,119	74,428
TOTAL — CHILE			207,654,394

CHINA — (9.0%)
COMMON STOCKS — (9.0%)
	AMVIG Holdings, Ltd.	2,026,000	1,813,274
#	Angang Steel Co., Ltd.	2,300,000	3,113,225
* #	AviChina Industry and Technology Co., Ltd.	15,640,000	2,607,824
#	Bank of China, Ltd.	142,647,000	61,316,952
#	Baoye Group Co., Ltd.	2,294,000	764,868
#	Beijing Capital International Airport Co., Ltd.	9,438,000	7,424,362
#	Beijing Capital Land, Ltd.	8,292,000	1,637,749
	Beijing Enterprises Holdings, Ltd.	6,219,000	23,084,543
* #	Brilliance China Automotive Holdings, Ltd.	46,394,000	4,783,793
#	Byd Co., Ltd.	1,424,300	1,633,477
	Catic Shenzhen Holdings, Ltd.	1,964,000	967,797
#	Chaoda Modern Agriculture	26,780,650	28,440,620
* #	China Aerospace International Holdings, Ltd.	23,817,600	2,060,369
#	China Everbright, Ltd.	7,627,000	13,693,154
#	China Foods, Ltd.	13,582,000	5,381,283
#	China Green (Holdings), Ltd.	2,691,000	2,380,985
* #	China Haidian Holdings, Ltd.	9,398,000	419,371
* #	China Mining Resources Group, Ltd.	19,644,000	1,088,490
#	China Pharmaceutical Group, Ltd.	16,566,000	5,448,029
#	China Rare Earth Holdings, Ltd.	14,470,700	2,212,172
	China Resources Enterprise, Ltd.	12,823,000	34,701,756
	China Shineway Pharmaceutical Group, Ltd.	141,000	100,408
#	China Shipping Container Lines Co., Ltd.	39,240,150	9,579,215
	China Travel International Investment Hong Kong, Ltd.	46,972,000	10,246,104
#	China Unicom, Ltd.	2,354,000	3,724,030
#	China Unicom, Ltd. ADR	4,502,045	71,492,475

4

	Chongqing Iron and Steel Co., Ltd.	3,392,000	1,023,123
	Citic Pacific, Ltd.	16,605,000	57,607,694
	CNPC (Hong Kong), Ltd.	39,910,000	15,299,400
#	Comba Telecom Systems Holdings, Ltd.	6,590,000	1,659,666
#	COSCO International Holdings, Ltd.	6,354,000	2,283,282
#	COSCO Pacific, Ltd.	20,796,000	31,632,783
#	Dalian Port (PDA) Co., Ltd.	13,324,000	7,286,893
	Denway Motors, Ltd.	62,164,000	22,147,553
	Digital China Holdings, Ltd.	1,170,000	593,040
	Dongfeng Motor Corp.	45,056,000	19,024,841
#	Dynasty Fine Wines Group, Ltd.	7,522,000	1,025,930
*	Enerchina Holdings, Ltd.	5,215,500	140,026
#	First Tractor Co., Ltd.	3,695,176	679,874
*	Founder Holdings, Ltd.	3,334,000	118,662
#	FU JI Food & Catering Services	1,183,000	1,353,149
#	Geely Automobile Holdings, Ltd.	34,935,000	3,073,207
	Global Bio-Chem Technology Group Co., Ltd.	20,940,000	7,952,268
	Great Wall Motor Co., Ltd.	3,000,000	1,415,395
*	Great Wall Technology Co., Ltd.	2,476,000	327,424
#	Guangshen Railway Co., Ltd. Sponsored ADR	445,549	9,980,298
#	Guangzhou Pharmaceutical Co., Ltd.	1,876,000	930,510
	Hainan Meilan International Airport Co., Ltd.	1,527,000	1,200,215
#	Harbin Power Equipment Co., Ltd.	5,256,000	6,475,467
#	HKC (Holdings), Ltd.	32,137,000	5,396,384
#	Hopson Development Holdings, Ltd.	7,428,000	7,362,754
#	Hunan Non-Ferrous Metal Corp., Ltd.	36,978,000	6,244,764
	Industrial and Commercial Bank of China (Asia), Ltd.	1,909,000	1,307,117
#	Jingwei Textile Machinery Co., Ltd.	552,000	77,320
* #	Kingway Brewery Holdings, Ltd.	8,120,000	824,923
#	Lianhua Supermarket Holdings Co., Ltd.	1,590,000	2,719,833
	Lingbao Gold Co., Ltd.	2,806,000	792,803
#	Maanshan Iron and Steel Co., Ltd.	32,446,000	14,519,498
	Minmetals Resources, Ltd.	15,152,000	3,471,253
#	Neo-China Land Group (Holdings), Ltd.	9,446,000	6,160,487
#	Nine Dragons Paper Holdings, Ltd.	15,312,000	9,375,167
	PetroChina Co., Ltd. ADR	34,700	4,483,240
#	PICC Property and Casualty Co., Ltd.	4,400,000	2,484,287
	Qingling Motors Co., Ltd.	10,296,000	1,616,978
* #	Semiconductor Manufacturing International Corp.	201,908,000	9,427,861
*	Semiconductor Manufacturing International Corp. ADR	892,564	2,115,377
*	Shanghai Electric Group Co., Ltd.	44,430,000	18,292,284
	Shanghai Industrial Holdings, Ltd.	8,444,000	22,790,642
#	Shanghai Prime Machinery Co., Ltd.	7,076,000	1,179,180
#	Shenzhen International Holdings, Ltd.	124,107,500	9,780,396
	Shenzhen Investment, Ltd.	30,252,000	8,039,613
	Shenzhou International Group	917,000	194,980
#	Shimao Property Holdings, Ltd.	14,694,500	16,447,914
	SinoCom Software Group, Ltd.	585,000	68,672
#	Sinolink Worldwide Holdings, Ltd.	22,866,000	3,060,805
	Sinopec Kantons Holdings, Ltd.	7,806,000	1,134,195
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	214,180	6,703,834
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	29,676,000	3,345,494

5

#	Sinotrans, Ltd.	23,787,000	5,373,150
	Skyworth Digital Holdings, Ltd.	21,489,100	2,320,850
#	SRE Group, Ltd.	16,676,053	1,589,866
*	Stone Group Holdings, Ltd.	12,322,000	596,747
* #	TCL Communication Technology Holdings, Ltd.	19,687,000	376,471
* #	TCL Multimedia Technology Holdings, Ltd.	50,454,400	1,377,302
#	Tianjin Capital Environmental Protection	3,324,000	608,088
	TPV Technology, Ltd.	20,270,000	9,818,308
	Travelsky Technology, Ltd.	7,382,000	4,483,761
	Weiqiao Textile Co., Ltd.	6,712,000	5,320,462
#	Xiamen International Port Co., Ltd.	9,900,000	1,737,638
#	Xiwang Sugar Holdings Co., Ltd.	7,719,952	2,320,800
	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	438,355	7,583,542
*	Zhejiang Glass Co., Ltd.	2,290,000	1,132,592
#	ZTE Corp.	2,547,360	12,083,171
TOTAL — CHINA			719,487,828

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
	CEZ A.S.	74,076	5,571,621
#	Telefonica 02 Czech Republic A.S.	1,089,123	33,634,624
	Unipetrol A.S.	1,051,073	12,769,179
TOTAL — CZECH REPUBLIC			51,975,424

HUNGARY — (2.0%)
COMMON STOCKS — (2.0%)
* #	Danubius Hotel & Spa NYRT	136,180	5,049,580
#	Egis Gyogyszergyar NYRT	114,012	9,311,350
* #	Fotex NYRT	983,285	3,642,427
#	MOL Hungarian Oil & Gas NYRT	959,094	103,030,483
* #	OTP Bank NYRT	141,692	6,354,645
* #	Pannonplast NYRT	550,140	4,110,005
*	RABA Automotive Holding NYRT	255,327	2,249,389
#	Richter Gedeon NYRT	95,345	18,894,737
* #	Synergon Information Systems	75,249	381,037
#	Tiszai Vegyi Kombinat NYRT	237,913	6,782,074
	Zwack Unicum NYRT	387	34,824
TOTAL — HUNGARY			159,840,551

INDIA — (9.7%)
COMMON STOCKS — (9.7%)
*	Abhishek Industries, Ltd.	92,524	30,805
*	Adani Enterprises, Ltd.	600,601	7,954,010
	Aditya Birla Nuvo, Ltd.	159,991	4,723,508
	Adlabs Films, Ltd.	86,755	958,438
	Aftek, Ltd.	420,648	372,205
*	Agro Tech Foods, Ltd.	136,705	401,926
	Alembic, Ltd.	619,600	589,427
*	Allahabad Bank, Ltd.	394,280	556,984
	Alok Industries, Ltd.	736,832	677,838

6

	Ambuja Cements, Ltd.	3,753,732	6,816,677
	Amtek Auto, Ltd.	314,027	1,259,109
*	Andhra Bank	49,000	61,749
	Apollo Hospitals Enterprise, Ltd.	153,288	1,687,673
	Apollo Tyres, Ltd.	1,751,970	1,553,100
*	Arvind Mills, Ltd.	1,330,891	882,192
	Ashapura Minechem, Ltd.	36,874	97,228
	Ashok Leyland, Ltd.	6,035,668	4,563,525
	Asian Hotels, Ltd.	2,100	20,963
	Aurobindo Pharma, Ltd.	215,126	1,528,163
	Avaya GlobalConnect, Ltd.	21,933	66,981
	Axis Bank, Ltd.	484,801	7,889,511
	Bajaj Auto Finance, Ltd.	90,482	273,909
	Bajaj Auto, Ltd. (6124142)	66,284	730,249
	Bajaj Auto, Ltd. (B2QKXW0)	66,284	886,502
	Bajaj Finserv, Ltd.	66,284	808,126
	Bajaj Hindusthan, Ltd.	722,649	2,777,523
	Balaji Telefilms, Ltd.	204,578	778,842
	Ballarpur Industries, Ltd.	2,658,186	1,992,821
	Balmer Lawrie & Co., Ltd.	48,430	428,894
*	Balrampur Chini Mills, Ltd.	1,305,727	2,723,342
	Bank of Maharashtra, Ltd.	410,000	321,716
	Bank of Rajasthan, Ltd.	439,521	792,337
	Bata India, Ltd.	98,732	371,615
	BEML, Ltd.	104,405	1,725,071
	Bharat Forge, Ltd.	286,820	1,727,188
*	Bharati Shipyard, Ltd.	30,210	203,003
	Bhushan Steel & Strips, Ltd.	146,706	2,778,031
	Biocon, Ltd.	279,071	2,477,443
	Blue Star Infotech, Ltd.	12,900	20,013
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	777,819
	Cadila Healthcare, Ltd.	19,500	142,504
*	Cairn India, Ltd.	2,162,402	12,159,249
	Ceat, Ltd.	94,352	161,134
	Century Enka, Ltd.	133,495	295,016
	Century Textiles & Industries, Ltd.	191,952	2,028,106
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	3,724,100
*	Chi Investments, Ltd.	34,117	24,538
	Cholamandalam DBS Finance, Ltd.	477	1,086
	City Union Bank, Ltd.	839,100	511,031
	Clariant Chemicals (India), Ltd.	2,398	12,342
	Coromandel Fertilisers, Ltd.	136,536	547,205
	Cranes Software International, Ltd.	313,759	882,272
	Cummins India, Ltd.	50,000	359,836
	Dalmia Cement (Bharat), Ltd.	28,800	141,728
	DCM Shriram Consolidated, Ltd.	210,988	280,454
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	795,725
*	Dhampur Sugar Mills, Ltd.	79,165	110,531
*	Dish TV India, Ltd.	617,884	515,950
	D-Link (India), Ltd.	118,369	251,428
	Dr. Reddy’s Laboratories, Ltd.	617,398	8,123,616
	Dr. Reddy’s Laboratories, Ltd. ADR	89,614	1,224,127

7

	E.I.D. - Parry (India), Ltd.	357,212	1,836,067
	Eicher Motors, Ltd.	28,098	180,451
	EIH, Ltd.	894,287	2,967,918
	Elder Pharmaceuticals, Ltd.	97,715	738,690
	Electrosteel Casings, Ltd.	513,690	370,710
	Elgi Equipments, Ltd.	174,405	196,034
*	Escorts, Ltd.	388,991	710,940
	Essel Propack, Ltd.	442,637	249,317
*	Eveready Industries (India), Ltd.	351,390	317,419
	Everest Industries, Ltd.	23,275	51,607
	Exide Industries, Ltd.	1,150,517	1,821,534
	FAG Bearings (India), Ltd.	500	4,201
	FDC, Ltd.	179,858	136,122
	Federal Bank, Ltd.	1,021,848	4,949,920
	Finolex Cables, Ltd.	537,055	614,597
	Finolex Industries, Ltd.	695,629	862,553
	Gammon India, Ltd.	111,404	551,785
	Garden Silk Mills, Ltd.	52,000	63,811
	Geometric, Ltd.	73,022	96,492
*	Gitanjali Gems, Ltd.	186,343	1,009,346
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	83,578
*	Goetze (India), Ltd.	9,785	12,966
	Graphite India, Ltd.	89,000	118,062
	Great Eastern Shipping Co., Ltd.	825,643	7,158,445
	Great Offshore, Ltd.	136,410	1,637,701
	GTL, Ltd.	658,870	2,976,974
	Gujarat Alkalies & Chemicals, Ltd.	471,803	1,736,266
	Gujarat Fluorochemicals, Ltd.	101,490	468,861
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,710,786
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	1,785,357
	H.E.G., Ltd.	129,459	699,179
	HCL Infosystems, Ltd.	209,000	562,180
	HCL Technologies, Ltd.	499,200	2,627,994
	HDFC Bank, Ltd.	241,906	6,990,413
#	HDFC Bank, Ltd. ADR	47,240	4,274,748
	Hexaware Technologies, Ltd.	76,915	81,628
*	Himachal Futuristic Communications, Ltd.	504,605	175,091
*	Himatsingka Seide, Ltd.	137,216	157,268
	Hinduja Ventures, Ltd.	65,909	301,687
	Hindustan Construction Co., Ltd.	1,016,128	2,177,952
*	Hindustan Motors, Ltd.	383,680	211,398
	Hindustan Sanitaryware & Industries, Ltd.	24,608	20,337
	Hotel Leelaventure, Ltd.	1,602,335	1,158,834
	HTMT Global Solutions, Ltd.	65,909	374,135
	ICI India, Ltd.	47,767	539,365
	ICICI Bank, Ltd. Sponsored ADR	1,639,258	50,849,783
	IDBI Bank, Ltd.	3,178,422	5,991,291
	India Cements, Ltd.	1,297,654	4,054,557
	India Glycols, Ltd.	115,658	536,779
	Indiabulls Financial Services, Ltd.	6,234	35,084
	Indiabulls Securities, Ltd.	6,234	9,030
	Indian Hotels Co., Ltd.	3,531,468	6,126,183

8

	Indian Oil Corp., Ltd.	8,798	79,702
	Indo Rama Synthetics (India), Ltd.	202,314	108,983
	Indoco Remedies, Ltd.	500	2,939
*	IndusInd Bank, Ltd.	1,816,067	2,457,444
	INEIS ABS India, Ltd.	32,052	105,461
	Infrastructure Development Finance Co., Ltd.	2,234,916	4,619,798
	Ipca Laboratories, Ltd.	94,786	1,248,458
*	IVRCL Infrastructures & Projects, Ltd.	448,807	3,096,284
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	372,717
	Jammu & Kashmir Bank, Ltd.	222,503	2,534,725
*	JBF Industries, Ltd.	35,983	70,289
	Jet Airways (India), Ltd.	244,572	2,605,620
	Jindal Poly Films, Ltd.	21,594	127,614
	Jindal Saw, Ltd.	162,712	2,135,396
	Jindal Stainless, Ltd.	774,612	2,150,149
	Jindal Steel & Power, Ltd.	566,145	24,347,360
	JK Tyre and Industries, Ltd.	158,673	315,400
	JSW Steel, Ltd.	1,091,845	18,889,399
	Jubilant Organosys, Ltd.	138,688	1,131,455
	Karnataka Bank, Ltd.	281,428	890,372
	Karur Vysya Bank, Ltd.	87,485	674,757
	Kesoram Industries, Ltd.	204,223	1,231,621
	Kirloskar Oil Engines, Ltd.	458,360	935,063
	Lakshmi Machine Works, Ltd.	3,835	93,198
*	Landmark Property Development Co., Ltd.	246,234	102,002
	LIC Housing Finance, Ltd.	423,699	3,130,952
	Maharashtra Scooters, Ltd.	13,612	62,957
	Mahindra & Mahindra, Ltd.	834,282	10,894,503
	Mahindra Lifespace Developers, Ltd.	92,412	969,942
	Maruti Suzuki India, Ltd.	544,780	7,970,981
	Mastek, Ltd.	83,250	673,725
*	Matrix Laboratories, Ltd.	490,684	1,725,722
	Megasoft, Ltd.	60,998	99,533
	Mercator Lines, Ltd.	153,434	276,256
	Merck, Ltd.	29,241	230,470
	MIRC Electronics, Ltd.	229,924	84,220
	Mirza International, Ltd.	5,000	1,573
	Monnet Ispat, Ltd.	72,865	834,465
	Monsanto India, Ltd.	1,817	67,941
	Moser Baer (India), Ltd.	872,302	2,000,266
	Mphasis, Ltd.	292,087	1,595,976
	MRF, Ltd.	17,453	1,397,434
	Mukand, Ltd.	379,410	684,781
	Mukta Arts, Ltd.	30,300	58,643
	Nagarjuna Construction Co., Ltd.	574,251	1,620,215
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,450,335	2,105,750
*	Nahar Capital & Financial Services, Ltd.	51,549	47,027
	Nahar Spinning Mills, Ltd.	51,549	48,824
	Natco Pharma, Ltd.	108,241	188,505
	Navneet Publications (India), Ltd.	118,740	179,314
*	Netflier Finco, Ltd.	39,668	22,645
	NIIT Technologies, Ltd.	190,440	493,238

9

	NIIT, Ltd.	149,557	302,772
*	Nirma, Ltd.	286,992	864,714
	NOCIL, Ltd.	981,740	543,246
*	OCL India, Ltd.	82,078	182,721
*	OCL Iron & Steel, Ltd.	246,234	80,705
*	Omax Autos, Ltd.	64,810	58,415
*	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,481,132
	Orient Paper and Industries, Ltd.	53,000	41,671
	Panacea Biotec, Ltd.	39,063	258,680
	Patni Computer Systems, Ltd.	315,650	1,644,373
	Petronet LNG, Ltd.	1,859,989	2,497,563
	Polaris Software Lab, Ltd.	396,842	906,481
	Prism Cements, Ltd.	358,139	282,764
	PSL, Ltd.	62,792	447,481
	PTC India, Ltd.	184,837	325,948
	Punjab Tractors, Ltd.	72,971	300,438
	Rain Commodities, Ltd.	215,083	1,050,767
	Rallis India, Ltd.	15,926	196,504
	Raymond, Ltd.	288,315	1,261,466
*	REI Agro, Ltd.	195,681	6,218,196
	Reliance Capital, Ltd.	339,307	10,510,753
*	Reliance Communications, Ltd.	4,291,822	38,332,415
	Reliance Industries, Ltd.	4,888,665	236,447,769
*	Reliance Natural Resources, Ltd.	3,800,245	8,097,649
*	Rico Auto Industries, Ltd.	160,452	65,718
	Rolta India, Ltd.	643,272	4,745,779
	Ruchi Soya Industries, Ltd.	941,355	1,660,412
*	SEAMEC, Ltd.	51,335	133,574
	Sesa GOA, Ltd.	87,000	311,265
*	Sesa GOA, Ltd. Bonus Shares	87,000	315,050
	Shasun Chemicals & Drugs, Ltd.	69,986	51,585
	Shriram Transport Finance Co., Ltd.	105,855	815,086
*	Sicagen India, Ltd.	3,414	1,006
*	Sical Logistics, Ltd.	3,414	6,743
	SKF India, Ltd.	15,701	83,378
	Sona Koyo Steering Systems, Ltd.	59,284	37,918
	Sonata Software, Ltd.	457,576	292,732
	South India Bank, Ltd.	219,375	556,633
*	SREI Infrastructure Finance, Ltd.	645,356	1,609,601
	SRF, Ltd.	266,306	797,564
*	State Bank of India	339,956	10,768,609
	Sterlite Industries (India), Ltd. Series A	1,436,564	20,312,931
	Sterlite Technologies, Ltd.	274,890	1,132,521
*	Strides Arcolab, Ltd.	126,300	556,320
	Subros, Ltd.	73,890	51,649
	Sundram Fastners, Ltd.	38,520	23,189
	Supreme Petrochem, Ltd.	101,631	44,940
	Swaraj Engines, Ltd.	14,132	59,720
	Syndicate Bank	1,271,548	1,695,833
	Tata Chemicals, Ltd.	1,092,020	8,127,639
	Tata Investment Corp., Ltd.	57,960	627,660
	Tata Metaliks, Ltd.	26,681	84,633

10

	Tata Motors, Ltd.	405,012	4,035,219
#	Tata Motors, Ltd. Sponsored ADR	136,518	1,346,067
	Tata Steel, Ltd.	2,285,578	30,916,020
	Tata Tea, Ltd.	257,458	4,120,021
	Tele Data Informatics, Ltd.	397,517	128,024
*	Teledata Marine Solutions, Ltd.	267,258	208,344
*	Teledata Technology Solution	267,258	208,344
	Trent, Ltd.	14,497	168,004
	Tube Investments of India, Ltd.	486,775	526,356
	TVS Motor Co., Ltd.	1,082,101	792,882
*	Ucal Fuel Systems, Ltd.	24,245	29,115
	Unichem Laboratories, Ltd.	64,206	290,527
*	United Phosphorus, Ltd.	265,155	2,010,775
	Usha Martin, Ltd.	1,017,075	1,777,219
*	Uttam Galva Steels, Ltd.	305,386	275,077
	Vardhman Textiles, Ltd.	88,383	170,713
	Varun Shipping Co.	549,032	834,820
	Videocon Industries, Ltd.	35,767	219,558
	Videsh Sanchar Nigam, Ltd.	794,705	7,429,311
#	Videsh Sanchar Nigam, Ltd. ADR	37,900	705,319
*	Welspun India, Ltd.	37,142	32,078
	Welspun-Gujarat Stahl Rohren, Ltd.	572,923	4,126,105
*	Wire & Wireless India, Ltd.	434,815	222,096
	Wockhardt, Ltd.	118,639	533,754
	Wyeth, Ltd.	6,540	65,232
	Zee Entertainment Enterprises, Ltd.	1,795,929	8,816,487
	Zee News, Ltd.	726,155	695,411
	Zensar Technologies, Ltd.	68,072	211,978
	Zuari Industries, Ltd.	127,958	928,618
TOTAL COMMON STOCKS			768,871,709

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	150,590
	Tata Steel, Ltd.	1,714,184	3,582,599
TOTAL PREFERRED STOCKS			3,733,189

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 05/06/09	130	31
TOTAL — INDIA			772,604,929

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
*	PT Agis Tbk	2,012,000	55,502
*	PT Apac Citra Centretex Tbk	774,000	5,550
	PT Apexindo Pratama Tbk	9,171,500	2,171,851
	PT Asahimas Flat Glass Tbk	5,333,500	1,469,089
	PT Astra Graphia Tbk	18,289,000	823,489
	PT Astra International Tbk	21,595,000	48,631,461
*	PT Bakrie & Brothers Tbk	98,676,250	3,701,094

11

*	PT Bakrieland Development Tbk	162,850,250	6,155,586
	PT Bank Central Asia Tbk	7,000,000	2,406,607
	PT Bank CIMB Niaga Tbk	82,397,500	7,938,179
	PT Bank Danamon Indonesia Tbk	12,316,000	7,202,703
*	PT Bank Pan Indonesia Tbk	134,455,826	13,540,174
	PT Berlian Laju Tanker Tbk	53,173,300	10,167,561
	PT Bhakti Investama Tbk	57,723,175	2,502,589
	PT Budi Acid Jaya Tbk	22,530,000	709,347
*	PT Charoen Pokphand Indonesia Tbk	31,682,166	3,093,047
*	PT Ciputra Surya Tbk	17,718,000	901,039
*	PT Clipan Finance Indonesia Tbk	12,461,000	425,940
*	PT Davomas Adabi Tbk	139,739,500	2,664,088
*	PT Dynaplast Tbk	3,040,000	265,792
	PT Enseval Putera Megatrading Tbk	11,535,000	621,223
*	PT Ever Shine Textile Tbk	19,347,215	143,783
	PT Global Mediacom Tbk	1,945,500	81,252
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,198,500	1,543,245
*	PT Hero Supermarket Tbk	220,000	96,175
*	PT Holcim Indonesia Tbk	13,611,000	1,698,865
	PT Indocement Tunggal Prakarsa Tbk	1,761,000	1,223,872
	PT Indofood Sukses Makmur Tbk	50,161,500	12,216,022
	PT Indo-Rama Synthetics Tbk	7,901,320	617,922
	PT International Nickel Indonesia Tbk	50,502,500	20,403,133
	PT Jaya Real Property Tbk	25,528,000	2,613,274
	PT Kalbe Farma Tbk	30,353,500	2,471,403
*	PT Kawasan Industry Jababeka Tbk	110,277,000	1,419,318
	PT Lautan Luas Tbk	2,102,000	243,762
	PT Lippo Karawaci Tbk	101,986,000	8,561,910
	PT Matahari Putra Prima Tbk	35,296,900	2,146,420
	PT Mayorah Indah Tbk	8,807,572	1,385,036
*	PT Medco Energi International Tbk	30,744,000	16,321,713
	PT Mitra Adiperkasa Tbk	3,033,000	174,705
*	PT Modern Photo Tbk	1,266,500	44,293
*	PT Panasia Indosyntec Tbk	403,200	17,626
*	PT Panin Insurance Tbk	30,688,500	1,100,632
*	PT Panin Life Tbk	56,523,500	1,472,163
	PT Petrosea Tbk	76,000	48,590
*	PT Polychem Indonesia Tbk	14,413,500	352,627
	PT Ramayana Lestari Sentosa Tbk	3,531,500	299,340
	PT Samudera Indonesia Tbk	415,500	247,706
	PT Selamat Semp Tbk	10,624,000	998,540
	PT Semen Gresik Tbk	61,398,910	26,959,540
	PT Sinar Mas Agro Resources & Technology Tbk	8,060,400	3,154,643
*	PT Sumalindo Lestari Jaya Tbk	1,026,000	91,182
	PT Summarecon Agung Tbk	15,441,000	552,264
*	PT Sunson Textile Manufacturer Tbk	6,012,000	164,262
*	PT Suparma Tbk	3,995,345	101,583
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	40,568
*	PT Suryainti Permata Tbk	17,378,000	550,778
	PT Tempo Scan Pacific Tbk	3,214,500	187,861

12

	PT Tigaraksa Satria Tbk	718,200	23,548
	PT Trias Sentosa Tbk	29,527,200	691,224
	PT Trimegah Sec Tbk	34,298,000	856,234
	PT Tunas Ridean Tbk	11,363,500	1,237,299
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	900,889
	PT Unggul Indah Cahaya Tbk	371,435	104,022
TOTAL — INDONESIA			229,011,135

ISRAEL — (2.4%)
COMMON STOCKS — (2.4%)
*	Afcon Industries, Ltd.	1,451	9,965
	Africa Israel Industries, Ltd.	7,006	373,839
*	Ashtrom Properties, Ltd.	171,400	162,446
*	AudioCodes, Ltd.	15,600	61,791
*	AudioCodes, Ltd. ADR	82,926	344,143
	Azorim Investment Development & Construction Co., Ltd.	294,564	2,188,391
	Bank Hapoalim B.M.	13,953,263	54,275,045
	Bank Leumi Le-Israel	13,378,631	55,178,751
	Bank of Jerusalem, Ltd.	71,150	120,587
	Baran Group, Ltd.	89,091	1,114,136
	Blue Square Chain Investments and Properties, Ltd.	33,400	165,227
	Clal Industries, Ltd.	773,796	3,007,485
	Clal Insurance Enterprise Holdings, Ltd.	318,868	5,505,675
*	Delta-Galil Industries, Ltd.	96,180	437,229
	Dexia Isreal, Ltd.	1,050	92,952
	Discount Investment Corp.	279,027	6,240,739
	Elbit Medical Imaging, Ltd.	141,338	4,018,506
*	Electra (Israel), Ltd.	13,104	1,480,430
*	Elron Electronic Industries, Ltd.	270,512	1,763,773
*	Feuchtwanger Investments, Ltd.	10,500	35
*	First International Bank of Israel, Ltd. (6123804)	740,200	1,506,306
*	First International Bank of Israel, Ltd. (6123815)	289,898	3,009,858
	Formula Systems, Ltd.	91,685	979,084
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	372,487
*	Hadera Paper, Ltd.	22,878	1,517,737
*	Harel Insurance Investments & Finances, Ltd.	109,497	4,766,824
	IDB Development Corp., Ltd. Series A	148,779	3,246,561
	Industrial Building Corp., Ltd.	922,044	1,764,323
	Israel Cold Storage & Supply Co., Ltd.	7,000	56,414
*	Israel Petrochemical Enterprises, Ltd.	194,516	1,006,054
*	Israel Steel Mills, Ltd.	97,000	1,056
*	Jerusalem Oil Exploration, Ltd.	27,096	264,358
*	Kardan Israel, Ltd.	2,237	6,186
*	Knafaim Arkia Holdings, Ltd.	117,857	736,583
	Koor Industries, Ltd.	146,769	6,452,817
	Leader Holding & Investments, Ltd.	197,439	232,890
	Liberty Properties, Ltd.	3,457	32,373
	Makhteshim-Agan Industries, Ltd.	223,680	1,510,250
*	Menorah Mivtachim Holdings, Ltd.	13,846	100,231
*	Mer Industries, Ltd.	19,959	106,659

13

	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	73,068
*	Metalink, Ltd.	11,000	11,081
	Middle East Tube Co., Ltd.	18,000	38,584
*	Miloumor, Ltd.	97,997	120,447
*	Minrav Holdings, Ltd.	2,000	93,220
	Mivtach Shamir Holdings, Ltd.	10,944	333,232
*	Naphtha Israel Petroleum Corp.	407,900	146,346
*	OCIF Investments and Development, Ltd.	14,180	204,146
*	Orckit Communications, Ltd.	109,096	703,873
	Property and Building Corp., Ltd.	15,803	1,100,195
*	Retalix, Ltd.	112,949	1,345,906
	Scailex Corp., Ltd.	416,611	3,017,574
*	Suny Electronic Inc., Ltd.	90,241	290,635
	Super-Sol, Ltd. Series B	780,479	3,601,198
	Team Computer & Systems, Ltd.	6,937	143,252
*	The Israel Land Development Co., Ltd.	176,934	838,601
*	Tower Semiconductor, Ltd.	578,773	410,226
*	TTI Team Telecom International, Ltd. ADR	18,170	30,526
*	Union Bank of Israel, Ltd.	491,126	2,103,012
	United Mizrahi Bank, Ltd.	1,668,599	10,609,614
	Urdan Industries, Ltd.	526,698	683,173
TOTAL — ISRAEL			190,108,105

MALAYSIA — (3.2%)
COMMON STOCKS — (3.2%)
	A&M Realty Berhad	854,200	118,732
*	Advanced Synergy Capital Berhad	153,500	20,365
	Affin Holdings Berhad	9,805,900	5,324,703
*	Airasia Berhad	2,630,000	833,095
	Alliance Financial Group Berhad	5,187,100	4,129,394
	Aluminum Co. of Malaysia Berhad	250,000	75,591
*	AMBD Berhad	2,782,700	130,570
	AMMB Holdings Berhad	21,388,662	19,185,792
	Ancom Berhad	413,437	102,693
	Ann Joo Resources Berhad	1,178,400	1,128,078
	APM Automotive Holdings Berhad	1,024,700	603,450
	Apollo Food Holdings Berhad	198,400	148,456
*	Asas Dunia Berhad	524,700	112,639
*	Asia Pacific Land Berhad	5,644,300	496,192
	Asiatic Development Berhad	1,918,900	3,153,490
	Bandar Raya Developments Berhad	3,669,100	1,644,074
	Batu Kawan Berhad	2,309,250	5,628,736
	Berjaya Corp. Berhad	15,708,680	3,521,700
	Berjaya Land Berhad	3,273,000	4,225,935
	Bernas Padiberas Nasional Berhad	4,807,300	1,975,510
	Bimb Holdings Berhad	1,544,700	485,535
	Bina Darulaman Berhad	118,000	26,992
	Binaik Equity Berhad	149,800	26,946
	Bolton Properties Berhad	1,277,400	308,008
	Boustead Holdings Berhad	3,343,400	4,900,879
	Cahya Mata Sarawak Berhad	1,401,400	719,737

14

	Chemical Co. of Malaysia Berhad	311,000	265,460
	Chin Teck Plantations Berhad	296,600	604,685
	Choo Bee Metal Industries Berhad	339,700	207,266
*	Country Heights Holdings Berhad	174,000	45,042
	Cycle & Carriage Bintang Berhad	249,800	150,824
*	Damansara Realty Berhad	2,425,600	120,752
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	197,935
	DNP Holdings Berhad	1,431,800	395,926
	DRB-Hicom Berhad	7,715,700	2,237,789
	Eastern & Oriental Berhad (6468754)	1,863,766	558,678
	Eastern & Oriental Berhad (B19ZLW1)	283,149	91,783
	Eastern Pacific Industrial Corp. Berhad	497,700	201,950
	ECM Libra Avenue Berhad	6,220,730	983,188
	EON Capital Berhad	1,707,807	2,216,924
	Esso Malaysia Berhad	905,500	692,411
	Far East Holdings Berhad	388,800	771,596
	Focal Aims Holdings Berhad	424,000	31,193
*	Fountain View Development Berhad	2,573,200	166,820
	Gamuda Berhad	9,077,000	6,871,508
	General Corp. Berhad	1,681,400	448,109
	Globetronics Technology Berhad	360,000	23,258
	Glomac Berhad	1,609,100	349,493
	Gold IS Berhad	1,598,600	675,996
*	Golden Plus Holdings Berhad	201,000	97,139
	Gopeng Berhad	273,900	58,543
	Grand United Holdings Berhad	1,387,700	244,388
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	200,617
	Hap Seng Consolidated Berhad	1,779,200	1,321,122
	Hong Leong Financial Group Berhad	1,249,437	1,784,054
	Hong Leong Industries Berhad	1,225,800	1,415,992
	Hume Industries (Malaysia) Berhad	537,667	588,266
	Hunza Properties Berhad	1,033,300	424,788
	Hwang-DBS (Malaysia) Berhad	908,700	431,731
	IGB Corp. Berhad	11,062,600	4,375,624
*	IJM Corp. Berhad	5,666,500	8,387,978
*	IJM Land Berhad	742,900	239,993
	IJM Plantations Berhad	115,400	84,652
*	Insas Berhad	3,779,000	387,208
	Integrated Logistics Berhad	1,222,800	287,138
	IOI Corp. Berhad	1,852,500	2,772,972
	IOI Properties Berhad	27,200	37,421
*	Jaks Resources Berhad	3,438,000	586,870
	Jaya Tiasa Holdings Berhad	1,185,135	1,108,133
	Jerneh Asia Berhad	425,120	187,567
	K & N Kenanga Holdings Berhad	2,209,100	428,550
*	Karambunai Corp. Berhad	6,839,800	140,453
	Keck Seng (Malaysia) Berhad	1,663,400	1,983,975
	Kian Joo Can Factory Berhad	3,566,680	1,319,218
*	KIG Glass Industrial Berhad	260,000	2,299
	Kim Hin Industry Berhad	453,800	160,395

15

	Kim Loong Resources Berhad	324,800	190,187
	KLCC Property Holdings Berhad	5,492,000	4,372,327
	Knusford Berhad	153,300	46,081
	KPJ Healthcare Berhad	1,570,300	1,514,350
	KrisAssets Holdings Berhad	250,377	196,579
	KSL Holdings Berhad	189,466	51,463
	Kuala Lumpur Kepong Berhad	2,100,050	7,339,267
*	Kub Malaysia Berhad	5,844,000	529,718
	Kuchai Development Berhad	345,600	82,114
	Kulim Malaysia Berhad	2,050,825	4,571,450
*	Kumpulan Europlus Berhad	1,702,900	122,750
	Kumpulan Fima Berhad	585,100	82,579
*	Kumpulan Hartanah Selangor Berhad	520,000	72,916
	Kwantas Corp. Berhad	246,000	206,041
*	Land & General Berhad	14,527,000	1,187,213
	Landmarks Berhad	1,497,200	596,589
*	LBS Bina Group Berhad	1,607,000	157,919
	Leader Universal Holdings Berhad	5,668,033	1,027,698
	Leong Hup Holdings Berhad	1,469,800	437,711
*	Lien Hoe Corp. Berhad	1,997,150	93,428
*	Lion Corp Berhad	2,717,500	393,094
	Lion Diversified Holdings Berhad	1,682,500	403,904
	Lion Industries Corp. Berhad	4,734,381	2,852,163
*	MAA Holdings Berhad	888,700	170,801
	Malaysia Building Society Berhad	419,000	178,253
	Malaysian Airlines System Berhad	437,067	433,358
	Malaysian Bulk Carriers Berhad	1,712,725	1,751,572
	Malaysian Mosaics Berhad	354,240	103,664
	Malaysian Resources Corp. Berhad	4,575,700	1,028,262
	Marco Holdings Berhad	1,710,000	54,589
	MBM Resources Berhad	487,533	344,007
*	Measat Global Berhad	377,500	158,715
	Mega First Corp. Berhad	1,101,700	347,918
	Melewar Industrial Group Berhad	1,294,300	276,851
	Merge Housing Berhad	58,952	9,791
	Metro Kajang Holdings Berhad	535,333	166,464
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	102,758
	MISC Berhad	285,000	720,964
	MK Land Holdings Berhad	6,778,500	356,994
	MMC Corp. Berhad	6,757,679	4,160,835
	MNRB Holdings Berhad	1,150,800	1,444,637
	MTD ACPI Engineering Berhad	2,193,100	319,349
	Muda Holdings Berhad	706,000	166,073
*	Muhibbah Engineering Berhad	748,000	433,055
	MUI Properties Berhad	1,314,000	61,698
*	Mulpha International Berhad	11,476,500	3,943,890
	Multi-Purpose Holdings Berhad	1,974,000	844,515
	MWE Holdings Berhad	458,000	117,130
*	Narra Industries Berhad	154,200	23,174
	NCB Holdings Berhad	2,381,700	2,101,599
	Negri Sembilan Oil Palms Berhad	167,600	197,453

16

	New Straits Times Press (Malaysia) Berhad	1,751,100	771,151
	NV Multi Corp. Berhad	671,800	137,906
*	Nylex (Malaysia) Berhad	328,550	107,864
	OKS Property Holdings Berhad	373,356	66,884
	Oriental Holdings Berhad	3,021,116	4,991,742
	Oriental Interest Berhad	170,000	66,627
	OSK Holdings Berhad	5,309,618	2,257,981
	OSK Ventures Interantional Berhad	66,000	24,863
	P.I.E. Industrial Berhad	323,600	443,679
	Pacific & Orient Berhad	283,365	101,881
*	Pan Malaysia Cement Works Berhad	1,271,800	72,492
	Panasonic Manufacturing Malaysia Berhad	339,180	1,168,144
*	Paracorp Berhad	252,000	743
	Paramount Corp. Berhad	203,900	137,855
	Parkson Holdings Berhad	2,519,790	3,450,790
	PBA Holdings Berhad	1,502,500	415,855
	Pelikan International Corp. Berhad	148,680	109,527
*	Permaju Industries Berhad	1,714,300	256,125
	Petronas Dagangan Berhad	970,900	1,912,241
	PJ Development Holdings Berhad	2,768,800	455,780
	PK Resources Berhad	5,300	1,198
	Pos Malaysia & Services Holdings Berhad	3,633,817	1,975,932
	PPB Group Berhad	6,909,466	19,072,087
*	Prime Utilities Berhad	46,000	3,931
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	58,929
*	Proton Holdings Berhad	3,652,500	3,216,971
*	Pulai Springs Berhad	159,800	55,095
*	Ramunia Holdings Berhad	2,434,780	1,210,397
	Ranhill Berhad	4,323,500	1,303,412
	RHB Capital Berhad	3,940,800	4,832,062
*	Salcon Berhad	574,000	79,824
*	Sapura Resources Berhad	286,800	18,149
	Sarawak Energy Berhad	4,746,700	3,182,995
	Sarawak Oil Palms Berhad	391,820	329,502
	Scientex Inc. Berhad	645,048	222,043
	Scomi Group Berhad	3,180,000	618,976
	Selangor Dredging Berhad	1,312,700	235,291
	Shangri-La Hotels (Malaysia) Berhad	738,000	377,967
	Shell Refining Co. Federation of Malaysia Berhad	217,100	702,978
	SHL Consolidated Berhad	1,008,700	401,280
*	Silverstone Corp. Berhad	8,690	166
	Sime Darby Berhad	132	264
	Southern Acids (Malaysia) Berhad	44,000	21,276
	Southern Steel Berhad	865,300	696,690
	Store Corp. Berhad	124,630	104,492
	Subur Tiasa Holdings Berhad	460,530	380,058
	Sunrise Berhad	1,538,784	691,692
	Sunway City Berhad	2,358,700	1,696,265
*	Sunway Holdings Berhad	4,077,900	1,068,832
	Suria Capital Holdings Berhad	590,800	320,850
	TA Enterprise Berhad	10,119,100	2,461,865

17

	Tahp Group Berhad	27,000	25,357
*	Talam Corp. Berhad	5,944,350	312,225
	Tamco Corp. Holdings Berhad	219,500	22,617
	Tan Chong Motor Holdings Berhad	5,338,300	2,578,610
	TDM Berhad	1,059,200	535,208
*	Tebrau Teguh Berhad	2,520,000	360,663
	Tekala Corp. Berhad	337,700	69,543
	TH Group Berhad	1,975,800	291,935
*	Time Dotcom Berhad	9,797,700	988,253
	Tiong Nam Transport Holdings Berhad	171,500	40,296
	Tradewinds (Malaysia) Berhad	844,200	890,258
	TSR Capital Berhad	157,900	44,468
	UAC Berhad	77,398	80,248
*	UEM World Berhad	3,852,300	2,821,825
	UMW Holdings Berhad	2,916,886	5,270,268
	Unico-Desa Plantations Berhad	4,011,228	1,094,901
	Unisem (M) Berhad	4,340,700	1,854,791
	United Malacca Rubber Estates Berhad	450,100	940,126
	United Plantations Berhad	678,200	2,376,134
*	Utama Banking Group Berhad	1,811,200	1,342,277
	Utusan Melayu (Malaysia) Berhad	449,500	103,442
	VS Industry Berhad	1,337,193	697,469
	Warisan TC Holdings Berhad	109,850	65,937
	WTK Holdings Berhad	2,299,250	1,156,181
	Yeo Hiap Seng (Malaysia) Berhad	355,320	153,354
	YTL Corp. Berhad	5,993,600	11,260,599
	YTL Power International Berhad	399,573	221,105
	Yu Neh Huat Berhad	2,169,400	994,527
	Zelan Berhad	1,937,000	986,798
TOTAL COMMON STOCKS			252,809,889

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	78,698
*	Malayan United Industries Berhad A2	1,526,067	80,947
TOTAL PREFERRED STOCKS			159,645

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	270,008
*	IJM Land Berhad Warrants 09/05/08	566,650	617,830
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	16,090
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	784
*	OSK Property Warrants 04/05/09	93,339	5,364
*	Salcon Berhad Warrants 05/17/14	80,000	4,715
*	Sarawak Oil Palms Warrants 01/19/11	53,568	33,149
	Symphony House Berhad Warrants 2009	510,960	40,473
TOTAL RIGHTS/WARRANTS			988,413

TOTAL — MALAYSIA			253,957,947

18

MEXICO — (8.0%)
COMMON STOCKS — (8.0%)
#	Alfa S.A.B. de C.V. Series A	5,673,564	29,574,095
* #	Alsea de Mexico S.A.B. de C.V.	197,000	216,106
#	Cemex S.A.B. de C.V. Sponsored ADR	8,823,324	176,907,646
#	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	264,600	15,013,404
#	Consorcio ARA S.A.B. de C.V.	5,599,300	4,410,720
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	211,090
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	19,672,241
* #	Corporacion GEO S.A.B. de C.V. Series B	2,299,832	6,732,143
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	2,870,103
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,777
	Corporacion Moctezuma S.A.B. de C.V.	111,200	254,675
	Corporativo Fragua S.A.B. de C.V. Series B	70	933
*	Dine S.A.B. de C.V.	1,818,367	1,384,631
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	106,975
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,597,822
#	Embotelladora Arca S.A.B. de C.V., Mexico	528,303	1,818,767
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,877
* #	Empresas ICA S.A.B. de C.V.	2,318,272	10,415,907
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	623,989	11,213,082
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	6,387,171
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,370,715	60,887,160
*	GMD Resorts S.A.B. de C.V.	41,400	22,547
* #	Gruma S.A.B. de C.V. ADR	85,416	974,597
* #	Gruma S.A.B. de C.V. Series B	3,858,916	10,901,900
* #	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	722,966
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	461,489	13,147,822
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,465,068
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	10,532,154
#	Grupo Carso S.A.B. de C.V. Series A-1	12,472,951	48,883,803
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	12,263,530
	Grupo Continental S.A.B. de C.V.	2,240,279	5,446,692
#	Grupo Financiero Inbursa S.A. de C.V. Series O	11,287,215	39,450,780
	Grupo Gigante S.A.B. de C.V. Series B	324,076	504,264
	Grupo Herdez S.A.B. de C.V.	319,000	434,320
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,386,725
	Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	1,866,108
* #	Grupo Iusacell S.A.B. de C.V.	141,200	1,373,174
*	Grupo Kuo S.A.B. de C.V. Series B	2,038,967	1,328,543
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	109,737
#	Grupo Mexico S.A.B. de C.V. Series B	9,065,573	15,102,310
	Grupo Nutrisa S.A. de C.V.	428	499
	Grupo Posadas S.A. de C.V. Series L	356,000	519,316
*	Grupo Qumma S.A. de C.V. Series B	5,301	93
*	Grupo Simec, S.A. de C.V.	241,000	1,066,398
*	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,618,915	9,018,113
#	Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,999,204
* #	Industrias CH S.A.B. de C.V. Series B	4,916,952	22,904,573
	Industrias Penoles S.A.B. de C.V.	1,256,755	20,765,133
* #	Organizacion Soriana S.A.B. de C.V. Series B	16,168,600	50,316,812

19

*	Qualitas Compania de Seguros S.A. de C.V.	1,696,700	886,074
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	934
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	2,889
*	Savia S.A. de C.V.	3,457,285	268,977
* #	Urbi, Desarrollos Urbanos, S.A. de C.V.	2,602,450	7,294,022
#	Vitro S.A.B. de C.V.	3,219,986	3,976,934
#	Vitro S.A.B. de C.V. Sponsored ADR	325,436	1,197,604
TOTAL — MEXICO			638,819,940

PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
	A. Soriano Corp.	20,195,000	1,277,840
	Alaska Milk Corp.	7,953,000	855,520
*	Alsons Consolidated Resources, Inc.	16,904,000	241,761
*	Bacnotan Consolidated Industries, Inc.	2,575,998	589,088
	Banco de Oro- EPCI, Inc.	5,115,420	4,586,102
*	Belle Corp.	31,340,000	503,333
*	Benpres Holdings Corp.	560,000	15,399
	Cebu Holdings, Inc.	7,763,250	386,531
*	Digital Telecommunications Phils., Inc.	96,987,000	3,023,475
	DMCI Holdings, Inc.	5,724,000	620,093
*	Empire East Land Holdings, Inc.	24,860,000	231,466
*	Export & Industry Bank, Inc.	14,950	88
	Filinvest Development Corp.	6,763,500	287,915
	Filinvest Land, Inc.	202,250,156	3,445,397
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,481,900	1,475,756
*	House of Investments, Inc.	700,000	23,975
	Megaworld Properties & Holdings, Inc.	103,833,600	3,254,980
	Metro Bank & Trust Co.	7,308,120	5,981,792
*	Mondragon International Philippines, Inc.	2,464,000	6,708
*	Philippine National Bank	3,561,400	2,463,352
*	Philippine National Construction Corp.	398,900	42,570
*	Philippine Realty & Holdings Corp.	20,930,000	163,330
	Philippine Savings Bank	1,232,313	1,207,755
*	Philippine Townships, Inc.	226,199	455
*	Prime Media Holdings, Inc.	409,000	4,899
*	Prime Orion Philippines, Inc.	13,400,000	86,721
	RFM Corp.	4,976,400	48,335
	Rizal Commercial Banking Corp.	1,362,699	500,500
	Robinson’s Land Corp. Series B	7,917,700	1,300,168
	Security Bank Corp.	2,101,610	2,709,176
	Semirara Mining Corp.	141,700	154,703
	Shang Properties, Inc.	614,285	22,648
	SM Development Corp.	28,566,248	1,347,884
*	Solid Group, Inc.	19,668,000	214,178
	Union Bank of the Philippines	821,942	561,365
	Universal Robina Corp.	17,943,645	4,079,854
TOTAL — PHILIPPINES			41,715,112

20

POLAND — (2.7%)
COMMON STOCKS — (2.7%)
	Agora SA	559,848	7,162,208
*	Amica Wronki SA	174,355	821,803
	Asseco Poland SA	420,271	11,433,729
	Bank Millennium SA	5,515,278	16,761,385
	Bank Pekao SA	41,481	3,295,723
*	Bank Przemyslowo Handlowy BPH SA	31,051	991,467
*	Bioton SA	13,034,445	2,395,602
*	Boryszew SA	268,708	361,410
*	Budimex SA	100,539	3,821,403
*	Cersanit SA	11,868	83,454
	Ciech SA	85,714	2,123,670
	Debica SA	111,346	3,623,582
*	Dom Development SA	6,438	105,435
*	Echo Investment SA	1,364,004	2,682,293
	Elektrobudowa SA	29,635	2,343,135
*	Elstar Oils SA	58,828	138,672
	Emperia Holding SA	7,412	264,048
*	Fabryki Mebli Forte SA	70,159	175,800
*	Farmacol SA	3,734	50,872
*	Ferrum SA	4,233	16,779
*	Getin Holdings SA	195,946	834,752
	Grupa Kety SA	107,704	3,511,478
*	Grupa Lotos SA	839,119	10,009,364
	Impexmetal SA	6,026,700	5,705,305
	KGHM Polska Miedz SA	347,588	11,702,508
	Kredyt Bank SA	397,815	2,447,620
*	Kroscienskie Huty Szkla Krosno SA	63,425	41,206
*	Lentex SA	158,570	1,134,599
*	MNI SA	326,495	415,779
*	Mondi Packaging Paper Swiecie SA	11,049	179,145
*	Mostostal Export SA	796,009	756,053
*	Mostostal Warszawa SA	346,505	8,333,440
*	Mostostal Zabrze Holding SA	350,940	944,991
	Multimedia Polska SA	33,632	118,184
*	Netia Holdings SA	3,441,202	4,522,410
	Orbis SA	658,253	15,606,284
	Pfleiderer Grajewo SA	48,441	284,113
*	Polnord SA	61,155	1,255,168
*	Polski Koncern Miesny Duda SA	282,811	439,374
	Polski Koncern Naftowy Orlen SA	5,310,008	76,724,778
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	104,493	1,013,013
*	Raciborska Fabryka Kotlow SA	1,155,432	3,434,326
*	Stalexport SA	889,216	909,157
	Ster-Projekt SA	202,124	537,545
*	Sygnity SA	71,024	706,140
*	Synthos SA	3,552,009	1,411,692
*	Vistula SA	8,000	13,744
	Zelmer SA	3,000	59,284
TOTAL — POLAND			211,703,922

21

SOUTH AFRICA — (8.8%)
COMMON STOCKS — (8.8%)
	ABSA Group, Ltd.	2,315,325	32,687,098
	Advtech, Ltd.	620,958	330,281
	Aeci, Ltd.	1,312,463	11,418,395
	Afgri, Ltd.	2,289,187	1,694,310
	African Bank Investments, Ltd.	3,428,098	12,331,464
	African Rainbow Minerals, Ltd.	1,544,126	51,847,770
*	AG Industries, Ltd.	1,340,058	151,498
	Allied Electronics Corp., Ltd.	534,406	2,532,219
	Amalgamated Appliance Holdings, Ltd.	1,148,822	170,646
	ArcelorMittal South Africa, Ltd.	1,961,914	46,215,940
	Argent Industrial, Ltd.	912,044	1,268,995
	AST Group, Ltd.	968,701	104,296
	Aveng, Ltd.	2,632,366	22,616,969
	AVI, Ltd.	3,421,477	6,810,196
*	Avusa, Ltd. (6049494)	391,810	637,370
*	Avusa, Ltd. (B2QHHR4)	391,810	1,258,179
	Barloworld, Ltd.	1,989,791	17,623,027
	Bell Equipment, Ltd.	368,870	1,529,383
	Business Connexion Group	465,381	329,377
	Capitec Bank Holdings, Ltd.	143,752	551,164
	Caxton & CTP Publishers & Printers, Ltd.	2,202,030	3,275,882
	City Lodge Hotels, Ltd.	5,292	51,899
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	1,770,481	6,728,286
	Datacentrix Holdings, Ltd.	603,757	281,504
	Delta Electrical Industries, Ltd.	234,340	303,449
	Dimension Data Holdings P.L.C.	3,977,377	3,844,560
	Distell Group, Ltd.	669,882	4,098,186
*	Dorbyl, Ltd.	184,041	163,155
*	Durban Roodeport Deep, Ltd.	194,447	109,295
*	Enaleni Pharmaceuticals, Ltd.	1,656,967	559,667
	Enviroserv Holdings, Ltd.	259,484	547,137
*	Eqstra Holdings, Ltd.	829,977	1,536,495
	Exxaro Resources, Ltd.	79,202	1,180,719
	Freeworld Coatings, Ltd.	2,085,597	2,029,754
#	Gold Fields, Ltd.	180,152	1,648,462
	Gold Fields, Ltd. Sponsored ADR	5,439,635	49,500,678
	Gold Reef Resorts, Ltd.	344,218	803,790
	Grindrod, Ltd.	1,277,705	4,150,696
	Group Five, Ltd.	182,543	1,326,711
*	Harmony Gold Mining Co., Ltd.	3,132,040	27,313,436
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	418,320	3,643,567
	Highveld Steel & Vanadilum Corp., Ltd.	264,444	4,781,214
	Hudaco Industries, Ltd.	117,393	1,177,999
#	Hulamin, Ltd.	745,139	1,927,369
	Iliad Africa, Ltd.	76,658	85,961
	Illovo Sugar, Ltd.	489,612	1,622,401
	Imperial Holdings, Ltd.	816,562	5,715,732
	Investec, Ltd.	1,107,147	8,248,560

22

*	JCI, Ltd.	4,289,448	—
#	JD Group, Ltd.	1,098,696	4,286,962
	Kap International Holdings, Ltd.	1,207,660	313,257
	Lewis Group, Ltd.	915,728	4,568,259
	Liberty Group, Ltd.	1,541,031	14,060,087
*	M Cubed Holdings, Ltd.	1,850,526	48,081
	Medi-Clinic Corp., Ltd.	1,015,937	2,423,509
* #	Merafe Resources, Ltd.	9,658,781	3,496,466
	Metair Investments, Ltd.	1,067,031	1,110,097
*	Metorex, Ltd.	411,846	874,017
	Metropolitan Holdings, Ltd.	6,822,732	11,336,256
#	Mondi, Ltd.	393,880	2,551,115
	Murray & Roberts Holdings, Ltd.	1,455,198	19,639,837
	Mustek, Ltd.	520,141	237,539
	Mvelaphanda Group, Ltd.	3,184,289	2,684,827
	Nampak, Ltd.	4,846,349	9,245,456
	Naspers, Ltd. Series N	77,550	1,947,566
	Nedbank Group, Ltd.	2,424,600	32,751,859
	New Clicks Holdings, Ltd.	2,608,208	5,240,603
#	Northam Platinum, Ltd.	734,089	5,108,898
	Nu-World Holdings, Ltd.	158,299	338,517
	Oceana Group, Ltd.	482,566	1,177,960
	Omnia Holdings, Ltd.	399,385	4,199,521
	Palabora Mining Co., Ltd.	68,145	916,499
	Peregrine Holdings, Ltd.	665,741	1,093,158
	Pretoria Portland Cement Co., Ltd.	2,880,668	12,699,662
*	Product Co.	130,947	—
	PSG Group, Ltd.	675,809	1,611,783
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	74,549
	Sanlam, Ltd.	27,802,702	64,137,565
	Sappi, Ltd.	1,311,653	13,809,867
	Sappi, Ltd. Sponsored ADR	592,500	6,280,500
#	Sasol, Ltd. Sponsored ADR	1,288,723	70,866,878
	Spur Corp., Ltd.	171,875	145,025
	Steinhoff International Holdings, Ltd.	9,047,246	21,633,062
	Sun International, Ltd.	137,525	1,682,958
	Super Group, Ltd.	2,030,145	975,180
	Telkom South Africa, Ltd.	1,005,960	18,186,438
#	Telkom South Africa, Ltd. Sponsored ADR	5,288	382,428
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	709,640	7,187,032
	Trans Hex Group, Ltd.	509,906	544,489
	Trencor, Ltd.	1,079,964	3,350,973
	UCS Group, Ltd.	1,309,466	364,225
	Value Group, Ltd.	874,662	255,037
TOTAL — SOUTH AFRICA			702,603,138

SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
#	Aekyung Petrochemical Co., Ltd.	19,060	420,183

23

*	Anam Electronics Co., Ltd.	24,280	67,456
#	Asia Cement Manufacturing Co., Ltd.	12,968	689,399
	Asia Paper Manufacturing Co., Ltd.	34,410	266,909
	AUK Corp.	40,090	73,200
#	Bing Grae Co., Ltd.	29,190	974,852
#	BNG Steel Co., Ltd	41,370	271,878
#	Bohae Brewery Co., Ltd.	8,830	133,402
	Boo Kook Securities Co., Ltd.	27,705	612,939
	Boryung Pharmaceutical Co., Ltd.	10,795	261,660
	BYC Co., Ltd.	810	163,010
	Byuck San Corp.	10,472	156,996
#	Byuck San Engineering and Construction Co., Ltd.	87,860	315,053
* #	C & Heavy Industries Co., Ltd.	59,460	128,136
#	Cambridge Members Co., Ltd.	8,070	89,082
#	Cheil Industrial, Inc.	95,804	4,539,284
	Cho Kwang Leather Co., Ltd.	13,660	81,329
	Cho Kwang Paint Co., Ltd.	24,260	49,517
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	85,737
	Chon Bang Co., Ltd.	2,520	77,558
#	Choongwae Pharmaceutical Corp.	17,940	247,432
	Chosun Refractories Co., Ltd.	10,390	852,071
#	Chungho Comnet Co., Ltd.	20,090	334,036
*	CJ Cheiljedang Corp.	505	109,733
* #	CJ Corp.	90,342	4,729,765
* #	Comtec Systems Co., Ltd.	75,460	101,792
* #	Cosmochemical Co., Ltd.	47,640	252,896
#	Crown Confectionery Co., Ltd.	2,910	139,308
	Dae Chang Industrial Co., Ltd.	257,400	178,400
	Dae Dong Industrial Co., Ltd.	17,320	285,416
	Dae Hyun Co., Ltd.	192,600	96,874
#	Dae Sang Corp.	110,202	926,885
#	Dae Won Kang Up Co., Ltd.	238,400	405,519
* #	Dae Young Packaging Co., Ltd.	388,976	126,189
#	Daeduck Electronics Co., Ltd.	157,570	502,171
#	Daeduck Industries Co., Ltd.	61,130	368,087
#	Daegu Bank Co., Ltd.	505,602	5,605,149
#	Daehan Flour Mills Co., Ltd.	5,955	1,083,964
*	Daehan Pulp Co., Ltd.	15,051	51,849
#	Daehan Synthetic Fiber Co., Ltd.	5,193	492,799
#	Daekyo Co., Ltd.	34,648	1,962,846
	Daelim Industrial Co., Ltd.	113,827	7,015,759
	Daelim Trading Co., Ltd.	31,734	127,500
	Daesang Farmsco Co., Ltd.	42,230	57,679
#	Daesang Holdings Co., Ltd.	33,096	132,521
#	Daesung Industrial Co., Ltd.	8,895	776,342
*	Daewon Cable Co., Ltd.	13,570	72,536
	Daewon Pharmaceutical Co., Ltd.	39,180	147,718
*	Daewoo Electronic Components Co., Ltd.	281,540	65,474
#	Daewoo Motor Sales Corp.	97,400	1,690,357
	Daewoong Co., Ltd.	14,890	340,070
	Dahaam E-Tec Co., Ltd.	5,985	175,151
#	Daishin Securities Co., Ltd.	248,481	4,016,736

24

#	Daiyang Metal Co., Ltd.	77,290	211,687
#	Daou Technology, Inc.	131,600	594,247
#	DC Chemical Co., Ltd.	1,370	370,179
#	DI Corp.	101,890	131,928
	Digital Power Communications Co., Ltd.	113,840	136,744
	Dong Ah Tire Industrial Co., Ltd.	51,594	414,429
*	Dong Hai Pulp Co., Ltd.	6,457	45,508
	Dong IL Rubber Belt Co., Ltd.	39,459	85,546
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	414,832
* #	Dong Won Co., Ltd.	14,220	132,321
	Dongbang Agro Co., Ltd.	53,610	319,749
	Dongbang Transport Logistics Co., Ltd.	51,750	212,978
#	Dongbu Corp.	73,520	718,961
* #	Dongbu HiTek Co., Ltd.	104,044	796,387
#	Dongbu Securities Co., Ltd.	75,776	477,563
#	Dongbu Steel Co., Ltd.	92,198	938,563
	Dong-Il Corp.	6,223	386,760
	Dongkook Industrial Co., Ltd.	16,200	20,083
#	Dongkuk Steel Mill Co., Ltd.	184,952	6,590,634
	Dongsung Chemical Co., Ltd.	1,858	22,523
*	Dongsung Holdings Co., Ltd.	1,871	15,138
	Dongsung Pharmaceutical Co., Ltd.	18,510	134,963
#	Dongwon F&B Co., Ltd.	10,026	336,338
#	Dongwon Industries Co., Ltd.	7,116	728,009
	Dongyang Engineering & Construction Corp.	6,597	187,169
	Dongyang Express Bus Corp.	3,729	97,433
#	Dongyang Mechatronics Corp.	46,027	201,503
#	Doosan Heavy Industries & Construction Co., Ltd.	1,479	105,155
	DPI Co., Ltd.	22,738	133,462
	Duck Yang Industry Co., Ltd.	4,000	33,586
#	Ducsung Co., Ltd.	45,260	72,100
* #	Eagon Industrial Co., Ltd.	11,400	104,584
* #	En Paper Manufacturing Co., Ltd.	46,660	166,415
	Enex Co., Ltd.	59,600	42,689
	e-Starco Co., Ltd.	170,050	112,271
	F&F Co., Ltd.	62,660	227,081
	Feelux Co., Ltd.	44,350	50,680
* #	First Fire & Marine Insurance Co., Ltd.	28,830	186,811
	Fursys, Inc.	29,120	653,238
#	Gaon Cable Co., Ltd.	12,730	378,268
#	GIIR, Inc.	31,610	255,329
#	Global & Yuasa Battery Co., Ltd.	53,100	827,154
	Green Cross Corp.	10,540	792,543
	GS Holdings Corp.	285,000	7,179,564
#	Hae In Co., Ltd.	55,050	189,006
#	Halla Climate Control Corp.	90,050	838,696
#	Halla Engineering & Construction Corp.	38,260	716,941
* #	Han All Pharmaceutical Co., Ltd.	79,410	194,964
#	Han Kuk Carbon Co., Ltd.	25,070	114,606
#	Han Yang Securities Co., Ltd.	41,750	426,377
	Hana Financial Group, Inc.	550,913	19,516,355
	Handok Pharmaceuticals Co., Ltd.	18,150	292,677

25

#	Handsome Corp.	110,990	1,126,823
#	Hanil Cement Manufacturing Co., Ltd.	25,603	1,717,222
#	Hanil Construction Co., Ltd.	38,025	229,340
	Hanil E-Wha Co., Ltd.	135,210	282,597
	Hanil Iron & Steel Co., Ltd.	1,815	45,235
* #	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (6496818)	91,460	1,412,986
#	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (B23S952)	114,787	3,148,100
#	Hanjin Shipping Co., Ltd.	270,360	6,868,631
#	Hanjin Transportation Co., Ltd.	38,000	1,382,695
	Hankook Cosmetics Co., Ltd.	110,860	363,018
	Hankook Shell Oil Co., Ltd.	1,880	163,956
#	Hankook Tire Manufacturing Co., Ltd.	492,550	7,193,996
#	Hankuk Glass Industries, Inc.	29,050	757,148
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	494,549
	Hansae Co., Ltd.	43,890	131,771
#	Hanshin Construction Co., Ltd.	24,880	449,140
#	Hansol Chemical Co., Ltd.	35,837	285,116
* #	Hansol Paper Co., Ltd.	158,874	2,228,102
#	Hanssem Co., Ltd.	60,410	515,738
*	Hansung Enterprise Co., Ltd.	9,410	38,676
#	Hanwha Chemical Corp.	353,232	3,329,768
#	Hanwha Securities Co., Ltd.	186,165	1,224,576
	Hanwha Timeworld Co., Ltd.	9,000	101,562
#	Heung-A Shipping Co., Ltd.	63,680	125,911
#	HMC Investment Securities Co., Ltd.	28,003	459,947
#	Honam Petrochemical Corp.	67,515	3,992,239
#	Hotel Shilla Co., Ltd.	67,520	1,332,853
	HS R&A Co., Ltd.	12,680	96,236
#	Huchems Fine Chemical Corp.	38,970	762,538
* #	Huneed Technologies	9,003	40,323
#	Husteel Co., Ltd.	22,160	479,234
#	Hwa Sung Industrial Co., Ltd.	44,200	273,693
	Hwacheon Machine Tool Co., Ltd.	2,050	72,855
	Hwacheon Machinery Works Co., Ltd.	4,490	66,599
	Hwashin Co., Ltd.	59,700	151,671
* #	Hynix Semiconductor, Inc.	515,028	9,064,244
#	Hyosung T & C Co., Ltd.	124,047	8,331,963
	Hyundai Cement Co., Ltd.	17,245	288,755
#	Hyundai DSF Co., Ltd.	38,700	355,313
#	Hyundai Elevator Co., Ltd.	22,090	1,692,690
#	Hyundai H & S Co., Ltd.	21,786	1,466,936
#	Hyundai Hysco	270,550	2,625,897
#	Hyundai Merchant Marine Co., Ltd.	139,351	4,935,506
#	Hyundai Mipo Dockyard Co., Ltd.	27,378	3,916,429
	Hyundai Mobis	3,297	273,774
#	Hyundai Motor Co., Ltd.	764,050	49,919,255
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	328,194
	Hyundai Securities Co., Ltd.	472,919	4,783,237
#	Hyundai Steel Co.	238,900	11,056,752
	Il Dong Pharmaceutical Co., Ltd.	20,084	552,754

26

	Il Sung Construction Co., Ltd.	7,660	47,825
	Iljin Diamond Co., Ltd.	5,782	73,933
*	Iljin Display Co., Ltd.	14,591	166,643
#	Iljin Holdings Co., Ltd.	28,084	112,206
	Ilshin Spinning Co., Ltd.	5,070	319,940
#	Ilsung Pharmaceutical Co., Ltd.	9,060	966,081
	InziControls Co., Ltd.	27,640	96,962
	IS Dongseo Co., Ltd.	27,140	488,954
#	ISU Chemical Co., Ltd.	19,790	253,889
#	IsuPetasys Co., Ltd.	116,640	155,131
#	Jahwa Electronics Co., Ltd.	69,130	306,644
	Jeil Mutual Savings Bank	40,900	173,676
	Jeil Pharmaceutical Co.	33,420	323,626
#	Jeonbuk Bank, Ltd.	170,944	1,006,764
*	Jinro, Ltd.	57	16,820
* #	Joongang Construction Co., Ltd.	20,550	167,128
#	K.C. Tech Co., Ltd.	82,239	347,367
#	KCC Corp.	29,050	9,528,996
	KCTC	6,030	94,350
#	Keangnam Enterprises, Ltd.	53,600	625,106
* #	KEC Corp.	116,249	107,883
#	KEC Holdings Co., Ltd.	38,749	47,781
	Keyang Electric Machinery Co., Ltd.	187,450	332,264
* #	KG Chemical Corp.	36,983	300,427
* #	Kia Motors Corp.	986,780	11,767,663
#	KISWIRE, Ltd.	38,524	1,453,615
	Kodenshi Korea Corp.	64,590	126,088
#	Kolon Engineering & Construction Co., Ltd.	63,270	509,238
* #	Kolon Industries, Inc.	70,909	2,210,017
#	Kookmin Bank Sponsored ADR	1,164,264	63,801,667
#	Korea Cast Iron Pipe Co., Ltd.	63,778	309,010
* #	Korea Circuit Co., Ltd.	57,220	177,513
#	Korea Development Co., Ltd.	40,490	323,768
#	Korea Development Leasing Corp.	12,762	459,878
#	Korea Electric Terminal Co., Ltd.	42,160	642,902
	Korea Exchange Bank	618,210	7,742,435
#	Korea Export Packing Industries Co., Ltd.	5,420	54,871
#	Korea Fine Chemical Co., Ltd.	6,795	350,138
	Korea Flange Co., Ltd.	18,630	188,891
#	Korea Investment Holdings Co., Ltd.	207,626	6,795,460
#	Korea Iron & Steel Co., Ltd.	38,530	1,641,797
#	Korea Kolmar Co., Ltd.	20,300	52,864
#	Korea Komho Petrochemical Co., Ltd.	48,369	1,346,427
#	Korea Line Corp.	1,718	275,174
#	Korea Mutual Savings Bank	18,280	341,696
#	Korea Petrochemical Industry Co., Ltd.	25,400	620,466
#	Korea Polyol Co., Ltd.	9,632	514,336
#	Korea Zinc Co., Ltd.	35,825	4,141,271
	Korean Air Co., Ltd.	205,694	7,235,680
#	Korean Air Terminal Service Co., Ltd.	10,970	412,015
#	Korean French Banking Corp.	167,589	184,319
* #	KP Chemical Corp.	304,576	1,736,205

27

	KPC Holdings Corp.	7,249	397,416
*	KT Freetel, Ltd.	458,000	12,016,713
* #	KTB Securities Co., Ltd.	157,730	904,094
#	Kukdo Chemical Co., Ltd.	15,960	343,520
*	Kukdong Corp.	32,500	16,306
	Kukje Pharm Ind. Co., Ltd.	31,387	78,707
#	Kumho Electronics Co., Ltd.	10,929	235,844
#	Kumho Industrial Co., Ltd.	87,935	1,181,551
#	Kumho Tire Co., Inc.	286,360	2,154,754
#	Kumkang Industrial Co., Ltd.	11,170	104,313
	Kunsul Chemical Industrial Co., Ltd.	22,480	327,517
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	731,447
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	100,434
#	Kyeryong Construction Industrial Co., Ltd.	26,510	518,318
#	Kyobo Securities Co., Ltd.	67,440	671,601
	Kyung Dong Navien Co., Ltd.	3,450	83,252
*	Kyung Nong Corp.	60,670	210,338
* #	Kyungbang Co., Ltd.	2,312	266,779
	Lee Ku Industrial Co., Ltd.	60,490	60,435
#	LG Chemical, Ltd.	199,708	17,288,513
	LG Corp.	8,397	479,273
	LG Dacom Corp.	219,720	4,114,118
#	LG Electronics, Inc.	108,628	10,007,550
#	LG Fashion Corp.	50,470	1,319,115
	LG International Corp.	82,553	1,723,979
#	LG Phillips LCD Co., Ltd.	444,000	10,940,809
#	Lotte Chilsung Beverage Co., Ltd.	3,318	2,964,203
#	Lotte Confectionary Co., Ltd.	3,827	4,600,375
*	Lotte Midopa Co., Ltd.	60,140	465,631
#	Lotte Sam Kang Co., Ltd.	4,440	780,809
* #	Lotte Shopping Co., Ltd.	40,923	11,135,603
#	LS Corp.	67,340	4,879,821
*	Maniker Co., Ltd.	62,230	39,829
#	Meritz Securities Co., Ltd.	818,335	809,675
	Mi Chang Oil Industrial Co., Ltd.	3,650	93,427
	MonAmi Co., Ltd.	9,490	67,530
#	Moorim Paper Co., Ltd.	57,710	604,976
	Motonic Corp.	6,400	45,773
#	Namhae Chemical Corp.	70,640	1,522,122
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	1,705,409
#	Namyang Dairy Products Co., Ltd.	2,133	1,353,326
	Nasan Co., Ltd.	96,540	156,696
	Nexen Corp.	5,680	152,194
#	Nexen Tire Corp.	375,930	889,130
#	NH Investment & Securities Co., Ltd.	176,431	1,038,554
#	Nong Shim Co., Ltd.	15,130	3,045,142
#	Nong Shim Holdings Co., Ltd.	7,060	449,200
	Noroo Paint Co., Ltd.	37,899	119,297
#	Ottogi Corp.	10,309	1,551,741
	Pacific Corp.	14,139	1,700,706
	Pacific Pharmaceutical Co., Ltd.	3,840	106,722
	Pang Rim Co., Ltd.	15,040	214,497

28

*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—
#	PaperCorea, Inc.	19,552	99,451
#	Pohang Coated Steel Co., Ltd.	17,630	358,275
#	Poong Lim Industrial Co., Ltd.	74,350	314,607
* #	Poongsan Corp.	104,030	1,031,797
#	Poongsan Holdings Corp.	19,557	320,977
	POSCO	420	180,658
#	POSCO ADR	1,042,911	111,695,768
#	Pulmuone Co., Ltd. (6702957)	6,125	209,495
* #	Pulmuone Co., Ltd. (B3BG803)	9,582	234,072
	Pum Yang Construction Co., Ltd.	21,917	348,613
	Pusan Bank	641,650	7,135,730
#	Pusan City Gas Co., Ltd.	37,100	741,366
* #	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	48,092
* #	Pyung Hwa Holdings Co., Ltd.	17,030	20,304
	Pyung Hwa Industrial Co., Ltd.	42,488	104,911
	S&T Corp.	22,524	311,072
#	S&T Dynamics Co., Ltd.	138,204	1,383,992
* #	Saehan Industries, Inc.	162,470	1,196,285
* #	Saehan Media Corp.	38,923	76,049
#	Sam Kwang Glass Industrial Co., Ltd.	19,870	483,668
	Sam Whan Camus Co., Ltd.	9,400	87,229
	Sam Yung Trading Co., Ltd.	13,840	53,863
#	Sambu Construction Co., Ltd.	23,868	773,192
#	Samho International Co., Ltd.	12,120	87,514
	Samhwa Crown and Closure Co., Ltd.	3,100	49,546
	Samhwa Paints Industrial Co., Ltd.	48,610	141,765
* #	Samick Musical Instruments Co., Ltd.	621,710	406,177
*	Samsung Climate Control Co., Ltd.	11,990	77,848
	Samsung Corp.	632,820	27,472,464
#	Samsung Electro-Mechanics Co., Ltd.	99,520	2,951,674
	Samsung Electronics Co., Ltd. ADR	52,988	12,554,786
#	Samsung Fine Chemicals Co., Ltd.	89,080	4,341,202
* #	Samsung SDI Co., Ltd.	166,550	12,652,007
#	Samwhan Corp.	40,500	625,214
#	Samyang Corp.	35,236	1,366,801
#	Samyang Genex Co., Ltd.	9,472	527,991
	Samyang Tongsang Co., Ltd.	8,060	216,425
*	Samyoung Chemical Co., Ltd.	1,350	9,326
#	Samyoung Electronics Co., Ltd.	60,530	551,395
* #	SandT Corp	5,164	377,112
	SAVEZONE I&C Corp.	166,200	273,390
#	SC Engineering Co., Ltd.	34,640	143,479
#	Seah Besteel Corp.	100,300	2,297,217
	SEAH Holdings Corp.	11,305	1,191,849
#	SEAH Steel Corp.	15,165	878,688
#	Sebang Co., Ltd.	80,550	910,702
	Sejong Industrial Co., Ltd.	101,600	482,592
#	Seondo Electric Co., Ltd.	35,800	89,749
#	Seoul Securities Co., Ltd.	683,569	669,118
*	SGWICUS Corp.	20,530	34,959

29

*	SH Chemical Co., Ltd.	528,345	443,376
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	174,054
#	Shin Young Securities Co., Ltd.	26,040	979,998
	Shin Young Wacoal, Inc.	273	30,963
* #	Shinhan Engineering & Construction Co., Ltd.	18,180	149,334
	Shinhan Financial Group Co., Ltd.	91,506	4,151,595
#	Shinhan Financial Group Co., Ltd. ADR	180,445	16,267,117
	Shinpoong Pharmaceutical Co., Ltd.	13,200	236,257
#	Shinsegae Engineering & Construction Co., Ltd.	8,470	150,962
	Shinsung Engineering & Construction Co., Ltd.	39,449	182,711
#	Shinsung Engineering Co., Ltd.	108,470	516,998
*	Shinsung Tongsang Co., Ltd.	34,250	72,972
	Silla Trading Co., Ltd.	18,890	287,940
	Sindo Ricoh Co., Ltd.	30,451	1,707,629
#	SJM Co., Ltd.	60,580	257,903
	SK Co., Ltd.	174,491	17,380,111
#	SK Energy Co., Ltd.	230,735	18,032,248
#	SK Gas Co., Ltd.	26,930	1,727,961
#	SKC Co., Ltd.	114,410	1,953,916
	SL Corp.	33,210	167,678
*	Songwon Industrial Co., Ltd.	45,480	141,234
#	Soosan Heavy Industries Co., Ltd.	90,730	75,372
* #	Ssangyong Cement Industry Co., Ltd.	244,156	2,095,782
* #	Ssangyong Motor Co.	494,170	1,177,513
	Suheung Capsule Co., Ltd.	52,170	284,109
	Sung Bo Chemicals Co., Ltd.	4,130	123,055
#	Sung Chang Enterprise Co., Ltd.	20,760	349,314
* #	Sung Shin Cement Co., Ltd.	60,720	335,273
#	Sungjee Construction Co., Ltd.	28,480	280,775
#	Sungwon Corp.	69,880	412,133
	Sunjin Co., Ltd.	7,650	150,378
#	Sunkyong Securities Co., Ltd.	384,280	621,628
#	Tae Kwang Industrial Co., Ltd.	3,447	3,012,063
#	Tae Kyung Industrial Co., Ltd.	92,200	388,886
#	Taegu Department Store	52,221	520,506
#	Taeyoung Engineering & Construction	242,600	1,038,528
#	Tai Han Electric Wire Co., Ltd.	146,747	4,244,678
	Tai Lim Packaging Industries Co., Ltd.	134,200	105,973
*	Taihan Textile Co., Ltd.	836	26,327
#	Telcoware Co., Ltd.	36,000	230,975
*	The Will-Bes & Co., Ltd.	44,310	124,175
*	Tong Kook Corp.	607	871
#	Tong Yang Moolsan Co., Ltd.	12,890	92,774
* #	TRYBRANDS, Inc. (6837213)	56,847	205,684
* #	TRYBRANDS, Inc. (B2R8YN1)	30,152	107,438
	TS Corp.	11,001	653,029
#	Unid Co., Ltd.	32,400	1,018,236
*	Unimo Technology Co., Ltd.	46,890	31,379
* #	Union Steel Manufacturing Co., Ltd.	29,697	635,436
	Wiscom Co., Ltd.	32,980	120,434
#	Woongjin.Com Co., Ltd.	54,380	655,134
#	Woori Financial Co., Ltd.	53,950	477,451

30

#	Woori Investment & Securities Co., Ltd.	451,010	7,828,689
	WooSung Feed Co., Ltd.	101,890	151,400
	YESCO Co., Ltd.	16,050	450,839
#	Yoosung Enterprise Co., Ltd.	106,520	277,164
#	Youlchon Chemical Co., Ltd.	82,970	463,371
*	Young Poong Mining & Construction Corp.	18,030	911
	Youngbo Chemical Co., Ltd.	33,000	59,860
	Youngone Corp.	178,660	1,412,115
#	Youngpoong Corp.	4,467	1,961,344
#	YuHwa Securities Co., Ltd.	28,680	494,913
* #	Yuyang Telecom Co., Ltd.	11,200	63,149
*	Zinus, Inc.	1,866	6,426
TOTAL — SOUTH KOREA			766,811,661

TAIWAN — (10.2%)
COMMON STOCKS — (10.2%)
*	A.G.V. Products Corp.	2,303,429	533,617
*	Abocom Systems, Inc.	340,752	120,775
	Acbel Polytech, Inc.	2,851,960	1,205,283
*	Accton Technology Corp.	2,528,000	795,822
	Allis Electric Co., Ltd.	749,320	187,147
	Ampoc Far East Co., Ltd.	749,016	237,189
	Amtran Technology Co., Ltd.	2,115,168	1,267,558
*	Apex Science & Engineering Corp.	496,000	105,596
*	Arima Computer Corp.	6,912,000	1,075,544
	Asia Cement Corp.	11,165,366	12,307,481
*	Asia Chemical Corp.	1,756,000	836,572
	Asia Polymer Corp.	1,576,489	1,014,973
*	Asia Vital Components Co., Ltd.	1,133,322	770,976
#	AU Optronics Corp.	3,974,575	4,718,896
	AU Optronics Corp. Sponsored ADR	1,262,608	15,075,549
	Audix Co., Ltd.	823,165	448,939
	Aurora Corp.	568,676	467,928
	Aurora Systems Corp.	281,281	142,278
	Avision, Inc.	1,360,548	556,923
	Bank of Kaohsiung Co., Ltd.	3,673,926	1,458,560
*	Behavior Tech Computer Corp.	884,716	199,148
*	Bes Engineering Corp.	9,541,443	2,191,129
	Biostar Microtech International Corp.	476,595	197,409
*	C Sun Manufacturing, Ltd.	212,736	101,411
*	Carnival Industrial Corp.	2,482,000	515,414
	Cathay Chemical Works, Inc.	857,000	282,220
	Cathay Real Estate Development Co., Ltd.	8,230,421	3,476,221
	Central Reinsurance Co., Ltd.	2,457,781	1,034,695
	Chain Qui Development Co., Ltd.	272,173	175,120
	Champion Building Materials Co., Ltd.	1,987,538	746,225
	Chang Hwa Commercial Bank	40,421,459	23,918,818
*	Chang-Ho Fibre Corp.	192,000	70,398
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	543,376
	Cheng Loong Corp.	7,053,480	2,040,536
	Chenming Mold Industrial Corp.	798,033	270,691

31

	Chi Mei Optoelectronic Corp.	30,325,932	25,470,127
*	Chia Her Industrial Co., Ltd.	2,263,340	131,234
*	Chia Hsin Cement Corp.	4,145,591	2,687,715
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	62,538
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	470,445
*	Chien Tai Cement Co., Ltd.	238	10
	Chilisin Electronics Corp.	168,300	69,041
*	China Airlines	17,623,952	5,958,309
	China Chemical & Pharmaceutical Co.	1,877,264	849,238
	China Development Financial Holding Corp.	84,459,032	26,619,431
	China Electric Manufacturing Co., Ltd.	2,529,200	1,277,255
*	China General Plastics Corp.	2,402,000	774,138
	China Glaze Co., Ltd.	889,084	268,572
*	China Man-Made Fiber Co., Ltd.	8,736,813	1,923,114
	China Motor Co., Ltd.	6,106,749	3,564,100
*	China Petrochemical Development Corp.	12,493,000	4,489,438
*	China Rebar Co., Ltd.	439,188	62,944
	China Steel Structure Co., Ltd.	498,219	274,042
	China Synthetic Rubber Corp.	2,189,890	2,199,527
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	322,327
	Chinatrust Financial Holdings Co., Ltd.	38,505,809	24,775,287
*	Ching Feng Home Fashions Industries Co., Ltd.	964,190	367,898
	Chin-Poon Industrial Co., Ltd.	2,197,451	1,251,656
	Chun Yu Works & Co., Ltd.	1,800,000	568,002
	Chun Yuan Steel Industrial Co., Ltd.	3,469,467	1,397,796
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	833,542
	Chung Hwa Pulp Corp.	3,513,419	1,757,851
*	Chung Shing Textile Co., Ltd.	600	9
	Chungwa Picture Tubes Co., Ltd.	51,320,045	10,722,673
	Clevo Co.	2,567,280	3,285,290
*	CMC Magnetics Corp.	24,065,000	6,192,885
	Collins Co., Ltd.	2,528,319	799,231
	Compal Electronics, Inc.	2,289,623	2,053,903
	Compeq Manufacturing Co., Ltd.	7,890,000	2,552,152
*	Compex International Co. Ltd.	46,400	294
	Continental Engineering Corp.	5,696,848	2,574,278
*	Cosmos Bank Taiwan	6,220,200	366,845
	CTCI Corp.	2,795,939	1,854,436
	CX Technology Co., Ltd.	82,728	27,335
	Cyntec Co., Ltd.	27,319	37,787
	Da-Cin Construction Co., Ltd.	1,684,579	911,572
*	Delpha Construction Co., Ltd.	1,684,044	320,949
*	Der Pao Construction Co., Ltd.	1,139,000	29,614
	Diamond Flower Electric Instrument Co., Ltd.	68,595	149,234
	E.Sun Financial Holding Co., Ltd.	15,243,280	5,871,423
	Eastern Media International	8,164,235	2,458,490
	Eclat Textile Co., Ltd.	301,813	107,779
	Edom Technology Co., Ltd.	888,800	341,401
	Elan Microelectronics Corp.	1,495,361	1,779,479
	Elite Material Co., Ltd.	1,263,067	443,875
	Elite Semiconductor Memory Technology, Inc.	793,109	984,210
*	Elitegroup Computer Systems Co., Ltd.	7,674,975	2,686,613
	Enlight Corp.	1,260,549	119,615
*	EnTie Commercial Bank	1,549,063	269,654
	Eten Information Systems, Ltd.	850,418	1,531,604
*	Eva Airways Corp.	16,403,783	6,004,625
*	Ever Fortune Industrial Co., Ltd.	409,000	4,280
	Everest Textile Co., Ltd.	3,357,002	629,672
	Evergreen International Storage & Transport Corp.	6,264,000	4,064,487
	Evergreen Marine Corp., Ltd.	11,512,527	6,524,011
	Everlight Chemical Industrial Corp.	1,816,950	957,565
*	Everspring Industry Co., Ltd.	1,293,180	258,317
*	Evertop Wire Cable Corp.	829,890	203,199
	Excel Cell Electronics Co., Ltd.	565,000	215,717
	Far Eastern Department Stores, Ltd.	4,970,936	3,643,548
*	Far Eastern International Bank	11,541,236	2,926,747

32

	Federal Corp.	3,092,876	1,532,681
	Feng Hsin Iron & Steel Co., Ltd.	342,990	659,255
*	FIC Global, Inc.	122,255	20,282
	First Copper Technology Co., Ltd.	2,383,750	662,593
	First Financial Holding Co., Ltd.	18,098,108	13,663,266
	First Hotel	495,322	435,094
*	First Steamship Co., Ltd.	728,000	1,390,858
	Formosa Chemicals & Fiber Co., Ltd.	3,222,000	5,532,756
	Formosa Taffeta Co., Ltd.	7,495,511	5,664,739
	Formosan Rubber Group, Inc.	4,667,000	2,358,220
*	Formosan Union Chemical Corp.	238,174	97,792
*	Fortune Electric Co., Ltd.	757,000	1,047,100
*	Fu I Industrial Co., Ltd.	290,400	66,832
	Fubon Financial Holding Co., Ltd.	30,440,000	25,637,654
	Fwuson Industry Co., Ltd.	1,518,220	489,434
	G.T.M. Corp.	543,000	288,351
*	Giga Storage Corp.	2,039,898	370,541
	Giga-Byte Technology Co., Ltd.	5,303,287	3,677,846
	Gold Circuit Electronics, Ltd.	1,535,549	784,462
	Goldsun Development & Construction Co., Ltd.	8,392,689	3,525,659
	Good Will Instrument Co., Ltd.	383,670	230,758
	Gordon Auto Body Parts Co., Ltd.	1,050,352	306,684
*	Grand Pacific Petrochemical Corp.	3,861,000	973,224
	Grape King, Inc.	516,000	288,455
	Great China Metal Industry Co., Ltd.	1,577,000	702,198
	Great Wall Enterprise Co., Ltd.	1,721,318	1,892,891
	Hanpin Co., Ltd.	1,008,000	512,490
*	Helix Technology, Inc.	29,585	8,865
	Hey Song Corp.	3,250,000	1,326,742
*	Hitron Technologies, Inc.	514,000	121,010
*	Ho Tung Holding Corp.	3,868,628	1,272,736
	Hocheng Corp.	2,499,300	748,689
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	364,078
	Hong Ho Precision Textile Co., Ltd.	58,136	14,928
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	801,331
	Hong Yi Fiber Industry Co., Ltd.	573,000	122,446
	Hsin Kuang Steel Co., Ltd.	1,009,459	948,500
	Hsing Ta Cement Co., Ltd.	1,969,980	606,911
	Hua Eng Wire & Cable Co., Ltd.	3,839,035	987,799
	Hua Nan Financial Holding Co., Ltd.	3,161,416	2,349,377
*	Hualon Corp.	257,040	8,802
	Hung Ching Development & Construction Co., Ltd.	1,828,468	686,881
	Hung Poo Construction Corp.	1,392,436	1,625,704
	Hung Sheng Construction Co., Ltd.	3,463,000	1,759,391
*	Hwa Fong Rubber Co., Ltd.	298,960	64,804
	Ichia Technologies, Inc.	1,492,260	919,368
*	Inernational Semiconductor Technology, Ltd.	10,000	2,656
	Inventec Corp.	13,588,781	7,972,135
*	Jean Co., Ltd.	190,000	30,699
*	Jui Li Enterprise Co., Ltd.	692,000	184,809
	Jung Shing Wire Co., Ltd.	127,936	28,679
*	K Laser Technology, Inc.	680,000	399,590

33

	Kang Na Hsiung Co., Ltd.	1,395,127	686,691
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	629,000
	Kaulin Manufacturing Co., Ltd.	820,050	497,122
	Kee Tai Properties Co., Ltd.	1,159,363	453,340
*	Kenda Rubber Industrial Co., Ltd.	2,008,642	1,282,130
	King Yuan Electronics Co., Ltd.	10,137,518	4,440,114
	Kingdom Construction Co., Ltd.	3,912,000	1,727,035
*	King’s Town Bank	5,194,012	1,443,018
	Kinpo Electronics, Inc.	9,690,375	2,691,569
	Knowledge-Yield-Excellence Systems Corp.	480,455	478,134
	Kung Long Batteries Industrial Co., Ltd.	173,000	164,576
*	Kuoyang Construction Co., Ltd.	641,029	326,069
*	Kwong Fong Industries Corp.	3,801,000	819,587
	Lan Fa Textile Co., Ltd.	2,409,703	456,016
*	Lead Data Co., Ltd.	2,539,140	286,166
*	Leadtek Research, Inc.	727,844	175,487
*	Lealea Enterprise Co., Ltd.	4,662,000	876,784
	Lee Chang Yung Chemical Industry Corp.	2,145,820	1,924,426
	Lee Chi Enterprises Co., Ltd.	845,900	288,294
	Lelon Co., Ltd.	919,118	225,182
*	Leofoo Development Co., Ltd.	2,276,000	1,376,558
	Les Enphants Co., Ltd.	167,204	120,547
*	Li Peng Enterprise Co., Ltd.	3,988,712	731,113
	Lian Hwa Foods Corp.	157,000	52,962
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	165,339
	Lien Hwa Industrial Corp.	4,149,399	1,885,754
	Lingsen Precision Industries, Ltd.	2,254,295	770,927
	Lite-On Technology Corp.	5,412,209	5,317,211
	Long Bon Development Co., Ltd.	2,700,943	1,235,100
*	Long Chen Paper Co., Ltd.	3,677,740	1,059,216
*	Lucky Cement Corp.	2,683,000	682,734
	Macronix International Co., Ltd.	26,111,529	10,352,110
	Mayer Steel Pipe Corp.	788,740	588,761
	Maywufa Co., Ltd.	192,264	77,159
	Mega Financial Holding Co., Ltd.	73,408,000	46,158,917
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	579,349	227,170
	Mercuries & Associates, Ltd.	3,713,829	1,517,674
*	Mercuries Data Co., Ltd.	1,131,800	259,371
	Merida Industry Co., Ltd.	447,260	973,310
	Microelectronics Technology, Inc.	1,938,000	1,031,706
	Micro-Star International Co., Ltd.	6,657,397	4,618,965
*	Microtek International, Inc.	819,062	92,548
	Mitac International Corp.	2,281,000	1,278,680
	Mitac Technology Corp.	1,501,065	827,570
	Mobiletron Electronics Co., Ltd.	90,000	49,047
	Mospec Seminconductor Corp.	404,000	295,789
*	Mustek Systems, Inc.	2,117,514	272,053
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	254,056
	Nankang Rubber Tire Co., Ltd.	278,941	258,440
	Nantex Industry Co., Ltd.	1,326,795	1,128,179
*	Nanya Technology Co., Ltd.	20,440,706	6,880,680

34

*	New Asia Construction & Development Co., Ltd.	1,011,542	155,923
	Nien Hsing Textile Co., Ltd.	3,910,000	1,499,370
*	Ocean Plastics Co., Ltd.	1,135,776	698,237
*	Optimax Technology Corp.	3,466,000	529,069
	Opto Tech Corp.	885,609	612,123
*	Orient Semiconductor Electronics, Ltd.	372,276	64,481
	Oriental Union Chemical Corp.	3,567,225	2,600,723
*	Pacific Construction Co., Ltd.	4,079,256	561,313
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,882
	Pan Jit International, Inc.	1,032,193	707,270
	Phihong Technology Co., Ltd.	2,226,661	913,108
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	157,462
	Prince Housing & Development Corp.	3,390,036	1,141,002
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	292,215
	Promise Technology, Inc.	646,126	494,567
	Qisda Corp.	8,957,952	4,509,373
*	Quintain Steel Co., Ltd.	3,247,000	1,050,507
	Radium Life Tech Corp.	870,138	626,979
	Ralec Electronic Corp.	286,018	219,174
	Realtek Semiconductor Corp.	805,290	1,627,024
*	Rectron, Ltd.	621,128	59,654
	Reward Wool Industry Corp.	965,000	195,941
*	Rexon Industrial Corp., Ltd.	1,026,820	172,705
*	Ritek Corp.	20,663,518	4,029,077
	Ruentex Development Co., Ltd.	2,897,000	2,301,157
	Ruentex Industries, Ltd.	2,485,000	2,000,547
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	861,597
	San Fang Chemical Industry Co., Ltd.	217,644	157,400
	Sanyang Industrial Co., Ltd.	5,526,257	2,098,245
	Sanyo Electric Co., Ltd.	971,000	787,868
	Senao International Co., Ltd.	150,943	193,825
	Shan-Loong Transportation Co., Ltd.	133,286	59,195
	Sheng Yu Steel Co., Ltd.	1,782,000	1,287,979
	Shihlin Electric & Engineering Corp.	1,743,000	1,877,058
	Shin Kong Financial Holding Co., Ltd.	14,428,378	7,927,006
	Shinkong Co., Ltd.	2,078,488	1,018,957
*	Shinkong Synthetic Fibers Co., Ltd.	8,460,342	2,017,367
	Shuttle, Inc.	1,190,223	485,335
	Sigurd Microelectronics Corp.	487,608	224,457
*	Silicon Integrated Systems Corp.	9,395,485	2,308,937
	Sincere Navigation Corp.	538,692	714,856
	Sinkang Industries Co., Ltd.	806,669	363,426
	Sinkong Spinning Co., Ltd.	1,246,311	795,313
	Sinon Corp.	2,114,700	774,047
	SinoPac Holdings Co., Ltd.	64,439,809	22,442,781
*	Sintek Photronics Corp.	5,850,182	1,679,145
	Siward Crystal Technology Co., Ltd.	889,405	479,502
	Solomon Technology Corp.	1,153,847	475,187
	South East Soda Manufacturing Co., Ltd.	927,500	1,541,761

35

	Southeast Cement Co., Ltd.	3,550,700	1,214,901
	Space Shuttle Hi-Tech Co., Ltd.	549,269	130,825
	Spirox Corp.	469,989	235,184
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	389,359
	Standard Foods Taiwan, Ltd.	1,850,000	1,713,124
	Stark Technology, Inc.	1,292,000	581,600
	Sunonwealth Electric Machine Industry Co., Ltd.	1,594,987	1,034,859
*	Sunplus Technology Co., Ltd.	1,833,000	1,607,340
	Synnex Technology International Corp.	1,687,339	3,261,149
*	Syscom Computer Engineering Co.	446,000	122,456
	Sysware Systex Corp.	920,890	777,630
*	T JOIN Transportation Co.	3,278,000	2,011,203
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	994,436
*	Ta Chong Bank, Ltd.	12,806,906	3,326,358
	Ta Ya Electric Wire & Cable Co., Ltd.	3,906,213	987,830
	Ta Yih Industrial Co., Ltd.	192,000	94,685
	Tah Hsin Industrial Corp.	1,452,000	854,325
*	Tai Roun Products Co., Ltd.	379,000	83,539
	Ta-I Technology Co., Ltd.	1,279,031	883,775
*	Taichung Commercial Bank	7,572,961	2,841,438
	Tainan Spinning Co., Ltd.	9,101,000	3,117,306
	Taishin Financial Holdings Co., Ltd.	60,271,000	18,497,435
*	Taisun Enterprise Co., Ltd.	1,931,721	468,497
	Taita Chemical Co., Ltd.	1,775,400	481,950
*	Taiwan Business Bank	35,431,549	11,168,321
	Taiwan Cement Corp.	12,306,807	12,028,492
	Taiwan Cooperative Bank	30,765,902	22,652,505
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,357,024
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	71,434
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	51,852
	Taiwan Glass Industrial Corp.	5,867,741	4,371,690
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,238,052	1,216,487
	Taiwan Kai Yih Industrial Co., Ltd.	670,660	271,003
*	Taiwan Kolin Co., Ltd.	5,797,000	219,546
	Taiwan Line Tek Electronic Co., Ltd.	431,019	199,835
	Taiwan Mask Corp.	2,121,000	979,244
	Taiwan Navigation Co., Ltd.	684,898	1,334,838
*	Taiwan Pulp & Paper Corp.	2,218,000	922,799
	Taiwan Sakura Corp.	1,628,488	514,408
	Taiwan Sogo Shinkong Security Co., Ltd.	616,205	487,664
	Taiwan Styrene Monomer Corp.	3,576,560	1,156,403
*	Taiwan Tea Corp.	2,988,381	1,521,057
*	Taiyen Biotech Co., Ltd.	1,776,000	988,533
*	Tatung Co., Ltd.	23,096,000	8,427,414
*	Teapo Electronic Corp.	2,496,670	398,798
	Teco Electric & Machinery Co., Ltd.	15,351,834	6,734,250
*	Tecom, Ltd.	1,440,753	728,794
	Test-Rite International Co., Ltd.	1,529,386	870,045
	Tex-Ray Industrial Co., Ltd.	724,000	167,032
	The Ambassador Hotel	996,000	1,418,502
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	2,009,064	773,566

36

	Thye Ming Industrial Co., Ltd.	171,726	156,160
	Ton Yi Industrial Corp.	8,969,810	3,974,243
	Tong Yang Industry Co., Ltd.	460,739	324,768
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	41,494
	Tsann Kuen Enterprise Co., Ltd.	1,348,100	1,094,214
	TSRC Corp.	1,874,400	2,262,233
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	71,690
	Tung Ho Steel Enterprise Corp.	2,688,555	3,540,123
*	Twinhead International Corp.	1,446,017	163,048
*	TYC Brother Industrial Co., Ltd.	1,137,241	592,203
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	839,892
*	Tze Shin International Co., Ltd.	890,400	482,497
*	Union Bank of Taiwan	9,266,577	1,698,874
*	Union Insurance Co., Ltd.	189,469	64,966
	Unitech Electronics Co., Ltd.	1,280,174	584,243
	Unitech Printed Circuit Board Corp.	1,993,265	1,133,191
	United Integration Service Co., Ltd.	986,000	704,109
	United Microelectronics Corp.	106,490,070	44,394,494
	Unity Opto Technology Co., Ltd.	181,125	107,288
*	Universal Cement Corp.	3,644,551	2,371,178
	Universal Microelectronics Co., Ltd.	747,490	217,240
	Universal Scientific Industrial Co., Ltd.	6,522,339	3,393,707
	Universal, Inc.	622,000	215,071
	UPC Technology Corp.	4,912,437	2,220,624
	USI Corp.	4,528,000	2,062,475
	U-TECH Media Corp.	1,566,799	391,097
*	Ve Wong Corp.	1,112,000	638,280
*	Visual Photonics Epitacy Co., Ltd.	94,710	105,896
	Walsin Lihwa Corp.	23,007,412	7,965,777
*	Walsin Technology Corp., Ltd.	3,596,513	1,781,971
	Wan Hwa Enterprise Co., Ltd.	1,187,827	520,891
*	Waterland Financial Holdings	12,628,620	3,628,677
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	606,893
*	Wei Chuan Food Corp.	1,007,000	642,619
	Weltrend Semiconductor, Inc.	978,994	786,670
*	Winbond Electronics Corp.	29,524,000	5,309,175
	Wintek Corp.	7,268,000	4,525,063
	WPG Holdings Co., Ltd.	1,037,151	1,116,091
*	Wus Printed Circuit Co., Ltd.	3,003,928	540,896
*	Ya Hsin Industrial Co., Ltd.	1,936,000	—
	Yageo Corp.	26,995,840	7,998,365
	Yang Ming Marine Transport Corp.	9,139,547	4,435,881
*	Yeung Cyang Industrial Co., Ltd.	593,154	445,959
*	Yi Jinn Industrial Co., Ltd.	1,376,200	249,561
	Yieh Phui Enterprise Co., Ltd.	9,131,927	3,665,351
	Yosun Industrial Corp.	2,032,539	1,530,576
	Yuanta Financial Holding Co., Ltd.	9,699,422	5,542,686
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,555,018	3,455,057
	Yulon Motor Co., Ltd.	6,427,548	5,156,773
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	68,800
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	532,991
	Yung Tay Engineering Co., Ltd.	2,407,000	1,341,273
	Zig Sheng Industrial Co., Ltd.	3,940,450	711,553
TOTAL COMMON STOCKS			808,968,943

37

RIGHTS/WARRANTS — (0.0%)
*	Pan Jit International, Inc. Rights 09/18/08	52,625	8,176
TOTAL — TAIWAN			808,977,119

THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
*	Aapico Hitech PCL, Ltd. (Foreign)	539,800	143,463
*	Adkinson Securities PCL (Foreign)	26,881,000	408,239
	Asia Plus Securities PCL (Foreign)	7,008,500	466,688
	Ayudhya Insurance PCL (Foreign)	228,500	122,125
*	Bangchak Petroleum PCL (Foreign)	150,000	44,685
#	Bangkok Bank PCL (Foreign)	5,533,300	19,069,200
	Bangkok Bank PCL (Foreign) NVDR	3,553,700	12,143,192
	Bangkok Expressway PCL (Foreign)	5,057,000	2,614,162
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	189,179
	Bangkok Insurance PCL (Foreign)	87,880	662,180
*	Bangkok Land PCL (Foreign)	78,669,103	1,033,911
* #	Bank of Ayudhya PCL (Foreign) NVDR	16,112,400	9,646,735
#	Banpu PCL (Foreign)	824,200	9,435,935
	Big C Supercenter PCL (Foreign)	1,254,200	1,813,169
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	2,005,228
#	Capital Nomura Securities PCL (Foreign)	370,100	234,555
	Capital Nomura Securities PCL (Foreign) NVDR	108,300	68,636
	Central Plaza Hotel PCL (Foreign)	5,422,500	763,331
#	Ch. Karnchang PCL (Foreign)	720,000	95,467
#	Charoen Pokphand Foods PCL (Foreign)	43,897,540	5,000,012
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	131,261
#	Delta Electronics (Thailand) PCL (Foreign)	4,830,100	2,468,655
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,086,077
	Erawan Group PCL (Foreign)	4,288,950	425,889
*	G J Steel PCL (Foreign)	124,232,100	1,197,330
	GMM Grammy PCL (Foreign)	338,100	133,305
	Golden Land Property PCL (Foreign)	232,500	37,686
	Golden Land Property PCL (Foreign) NVDR	570,000	92,392
#	Hana Microelectronics PCL (Foreign)	1,555,000	812,923
	Hermraj Land & Development PCL (Foreign)	57,116,200	1,968,374
	ICC International PCL (Foreign)	2,710,500	3,126,891
#	Italian-Thai Development PCL (Foreign) NVDR	12,455,600	1,666,082
*	Jasmine International PCL (Foreign)	54,242,600	649,517
	Kang Yong Electric PCL (Foreign)	236,200	265,587
#	Kasikornbank PCL (Foreign)	1,505,300	3,165,350
	KGI Securities One PCL (Foreign)	14,256,100	591,228
#	Kiatnakin Finance PCL (Foreign)	3,153,100	1,814,138
#	Krung Thai Bank PCL (Foreign)	49,089,100	10,895,945
	Krungthai Card PCL (Foreign)	1,326,700	705,197
	Laguna Resorts & Hotels PCL (Foreign)	1,342,400	1,568,224
	Lalin Property PCL (Foreign)	4,561,600	237,139

38

*	Loxley PCL (Foreign)	12,271,400	903,152
	MBK Development PCL (Foreign)	888,800	1,778,119
	MK Real Estate Development PCL (Foreign)	5,772,100	340,527
	Modernform Group PCL (Foreign)	46,000	52,395
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	447,144
	Noble Development PCL (Foreign)	2,425,600	189,854
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,014,526
	Polyplex PCL (Foreign)	5,424,000	1,053,435
	Pranda Jewelry PCL (Foreign)	610,000	126,489
	Property Perfect PCL (Foreign)	3,707,900	379,020
	PTT Aromatics & Refining PCL (Foreign)	5,015,216	3,163,804
	PTT Chemical PCL (Foreign)	4,836,210	10,663,956
	Quality Houses PCL (Foreign)	42,020,500	2,221,294
#	Regional Container Lines PCL (Foreign)	6,271,700	2,985,652
	Rojana Industrial Park PCL (Foreign)	92,600	32,453
	Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,796,035
	Saha Pathanapibul PCL (Foreign)	1,594,833	745,249
	Saha-Union PCL (Foreign)	2,976,400	1,556,004
	Sahaviriya Steel Industries PCL (Foreign)	84,300,700	2,338,951
	Sansiri PCL (Foreign)	9,982,900	693,905
	SC Asset Corp. PCL (Foreign)	1,345,200	302,513
*	Seamico Securities PCL (Foreign)	5,788,600	371,931
*	Shinawatra Satellite PCL (Foreign)	10,790,400	1,812,056
*	Siam City Bank PCL (Foreign)	2,563,700	1,055,729
#	Siam Commercial Bank PCL (Foreign)	4,640,600	10,639,226
	Siam Industrial Credit PCL (Foreign)	1,840,950	155,922
#	Siam Makro PCL (Foreign)	331,200	822,196
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	909,266
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	536,254
	Supalai PCL (Foreign)	10,329,366	850,725
	SVOA PCL (Foreign)	4,744,000	127,467
	Tata Steel (Thailand) PCL (Foreign)	16,665,500	939,381
#	Thai Oil PCL (Foreign)	2,300,000	3,341,852
	Thai Plastic & Chemicals PCL (Foreign)	3,853,900	2,296,132
	Thai Rayon PCL (Foreign)	165,000	265,041
*	Thai Rung Union Car PCL (Foreign)	5,386,250	412,149
#	Thai Union Frozen Products PCL (Foreign)	1,173,600	637,528
	Thai Wacoal PCL (Foreign)	93,300	89,921
#	Thanachart Capital PCL (Foreign)	8,144,400	2,806,773
#	Thoresen Thai Agencies PCL (Foreign)	2,328,000	2,566,647
	Tipco Asphalt PCL (Foreign)	403,856	195,795
#	TISCO Finance PCL (Foreign)	873,900	461,962
* #	TMB Bank PCL (Foreign)	103,415,816	3,533,776
#	Total Access Communication PCL ADR	1,264,380	1,605,763
#	TPI Polene PCL (Foreign)	13,210,324	1,612,709
*	Tuntex (Thailand) PCL (Foreign)	128,538	111,457
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	250,548
	Univentures PCL (Foreign)	3,481,400	250,124
#	Vanachai Group PCL (Foreign)	9,076,500	795,254
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	112,294
	Vinythai PCL (Foreign)	5,213,817	1,119,204
TOTAL COMMON STOCKS			172,468,841

39

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	30,851
*	Bangkok Land PCL Warrants 05/02/13	3,987,333	6,987
*	Tuntex (Thailand) PCL (Foreign) Rights 09/10/08	4,637,917	—
TOTAL RIGHTS/WARRANTS			37,838

TOTAL — THAILAND			172,506,679

TURKEY — (2.7%)
COMMON STOCKS — (2.7%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	248,104
	Akbank T.A.S.	3,960,239	20,319,628
	Akcansa Cimento Sanayi ve Ticaret A.S.	229,004	892,553
*	Akenerji Elektrik Uretim A.S.	201,755	1,839,571
*	Aksa Akrilik Kimya Sanayii A.S.	640,264	1,087,901
	Aksigorta A.S.	1,356,362	5,763,709
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	204,113
	Alarko Holding A.S.	1,312,643	2,899,882
	Alkim Alkali Kimya A.S.	45,205	311,583
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	690,402
	Anadolu Anonim Turk Sigorta Sirketi A.S.	2,059,887	2,189,652
*	Anadolu Cam Sanayii A.S.	1,427,218	2,499,960
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	453,499
	Arcelik A.S	213,181	826,460
*	Ayen Enerji A.S.	600,828	1,133,116
*	Aygaz A.S.	1,412,782	3,767,361
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	639,811
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	334,290	679,610
	Bati Anabolu Cimento A.S.	255,022	1,667,159
	Bati Soeke Cimento Sanayi A.S.	183,843	238,975
*	Beko Elektronik A.S.	283,333	166,166
	Bolu Cimento Sanayii A.S.	662,912	943,908
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	941,833
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	643,402
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	400,994
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	537,642
	Cimsa Cimento Sanayi ve Ticaret A.S.	478,260	2,303,622
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Dogan Gazetecilik A.S.	101,113	209,625
*	Dogan Sirketler Grubu Holding A.S.	6,383,044	9,278,742
	Dogus Otomotiv Servis ve Ticaret A.S.	483,600	1,593,928
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	2,400,351	2,713,386
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	714,435
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	33,447
	Enka Insaat ve Sanayi A.S.	43,367	384,439
	Eregli Demir ve Celik Fabrikalari Turk A.S.	5,595,677	37,587,383
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	194,706
*	Global Yatirim Holding A.S.	1,275,893	968,765

40

*	Goldas Kuyumculuk Sanayi A.S.	630,228	772,817
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	799,634
*	Goodyear Lastikleri T.A.S.	57,829	604,306
*	GSD Holding A.S.	2,225,362	2,549,811
	Gunes Sigorta A.S.	533,994	1,334,874
	Hektas Ticaret T.A.S.	380,059	349,711
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	138,571
*	Ihlas Holding A.S.	2,158,431	1,103,102
	Izmir Demir Celik Sanayii A.S.	864,231	2,170,964
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,477,478	1,473,611
	Karton Sanayi ve Ticaret A.S.	5,771	275,231
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	201,569
*	Koc Holding A.S. Series B	4,302,563	14,884,082
	Konya Cimento Sanayii A.S.	6,016	207,840
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	625,784	1,012,165
	Mardin Cimento Sanayii ve Ticaret A.S.	223,892	938,233
*	Marmari Marti Otel Isletmeleri A.S.	869,614	495,752
	Marshall Boya ve Vernik Sanayii A.S.	27,295	240,723
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	450,013
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	508,771
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	570,986
	Nortel Networks Netas Telekomuenikasyon A.S.	37,557	471,949
	Otobus Karoseri Sanayi A.S.	51,460	629,472
*	Parsan Makina Parcalari Sanayii A.S.	247,602	484,138
	Pinar Entegre Et ve Un Sanayi A.S.	248,306	678,630
	Pinar Sut Mamulleri Sanayii A.S.	183,609	732,998
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,907
*	Sabah Yayincilik A.S.	31,938	102,452
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	280,785
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	420,297	965,360
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	484,633
*	Tat Konserve Sanayii A.S.	176,814	370,650
*	Tekstil Bankasi A.S.	530,800	788,940
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	1,148,336
	Tofas Turk Otomobil Fabrikasi A.S.	672,238	2,246,823
*	Trakya Cam Sanayii A.S.	2,802,904	3,808,298
	Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	3,661,931
*	Turk Sise ve Cam Fabrikalari A.S.	4,224,457	5,699,502
*	Turkiye Garanti Bankasi A.S.	8,481,249	25,108,749
	Turkiye Is Bankasi A.S.	3,075,021	14,609,128
	Ulker Biskuvi Sanayi A.S.	471,859	1,207,773
*	USAS Ucak Servisi A.S.	134,650	155,665
*	Uzel Makina Sanayii A.S.	275,042	181,102
*	Vestel Elektronik Sanayi ve Ticaret A.S.	779,003	1,265,449
	Yapi Kredi Finansal Kiralama A.S.	45,196	86,898
*	Yapi ve Kredi Bankasi A.S.	4,431,628	9,850,570
*	Zorlu Enerji Elektrik Uretim A.S.	444,686	1,901,909
TOTAL — TURKEY			215,978,287

41

		Face
		Amount	Value †
		(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $42,430,000 FHLMC 6.50%, 09/01/37, valued at $34,729,185) to be repurchased at $34,220,375	$34,213	34,213,000

SECURITIES LENDING COLLATERAL — (11.9%)
§ @	DFA Short Term Investment Fund LP	913,915	913,914,630

@	Repurchase Agreement, Deutsche Bank Securities 2.00%, 09/02/08 (Collateralized by $802,873 U.S. Treasury Note/Bond 3.375%, 12/15/08, valued at $812,093) to be repurchased at $796,173	796	795,996

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $41,269,331 FHLMC, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/23 to 02/01/38 & FNMA, rates ranging from 5.000% to 7.000%, maturies ranging from 08/01/20 to 02/01/38, valued at $28,479,724) to be repurchased at $27,927,937	27,921	27,921,298
TOTAL SECURITIES LENDING COLLATERAL			942,631,924

TOTAL INVESTMENTS - (100.0%) (Cost $6,858,688,506) ##			$7,965,508,550

42

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of August 31, 2008 is listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$2,352,744,170	$5,612,764,380	—	$7,965,508,550

Federal Tax Cost Note

At August 31, 2008, the total cost of securities for federal income tax purposes was $6,860,718,583 for Dimensional Emerging Markets Value Fund Inc.

43

Subsequent Event Note

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Fund. As a result, PFPC Trust as Securities Lending Agent, took possession of the collateral and repurchased the securities in the Fund through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the criteria for sales accounting has been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Fund at replacement value, the Dimensional Emerging Markets Value Fund had a realized gain of $2,069,936 which did not have a material impact on the financial statement or net asset value of the Fund.

44

ITEM 2.                                                CONTROLS AND PROCEDURES.

(a)                                 Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                                                EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: October 29, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: October 29, 2008